UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2017

SPDR Series Trust

Equity Funds

Fixed Income Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	606	$20,380
Aerojet Rocketdyne Holdings, Inc. (a)	868	18,836
Aerovironment, Inc. (a)	266	7,456
Arconic, Inc.	6,401	168,602
Astronics Corp. (a)	366	11,613
Astronics Corp. Class B (a)	1	32
B/E Aerospace, Inc.	1,450	92,959
Boeing Co.	9,267	1,638,962
BWX Technologies, Inc.	1,667	79,349
Cubic Corp.	340	17,952
Curtiss-Wright Corp.	663	60,505
DigitalGlobe, Inc. (a)	1,136	37,204
Ducommun, Inc. (a)	101	2,908
Engility Holdings, Inc. (a)	227	6,569
Esterline Technologies Corp. (a)	471	40,530
General Dynamics Corp.	3,743	700,690
HEICO Corp.	274	23,893
HEICO Corp. Class A	556	41,700
Hexcel Corp.	1,458	79,534
Huntington Ingalls Industries, Inc.	746	149,379
KEYW Holding Corp. (a)	471	4,446
KLX, Inc. (a)	716	32,005
Kratos Defense & Security Solutions, Inc. (a)	582	4,528
L3 Technologies, Inc.	1,327	219,340
Lockheed Martin Corp.	4,003	1,071,203
Mercury Systems, Inc. (a)	471	18,393
Moog, Inc. Class A (a)	663	44,653
National Presto Industries, Inc.	90	9,198
Northrop Grumman Corp.	2,713	645,260
Orbital ATK, Inc.	848	83,104
Raytheon Co.	4,570	696,925
Rockwell Collins, Inc.	1,977	192,085
Spirit AeroSystems Holdings, Inc. Class A	2,150	124,528
TASER International, Inc. (a)	737	16,796
Teledyne Technologies, Inc. (a)	532	67,277
Textron, Inc.	4,048	192,644
TransDigm Group, Inc.	802	176,568
Triumph Group, Inc.	737	18,978
United Technologies Corp.	12,062	1,353,477
Vectrus, Inc. (a)	163	3,643
Wesco Aircraft Holdings, Inc. (a)	606	6,908

		8,181,012

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	689	11,059
Atlas Air Worldwide Holdings, Inc. (a)	399	22,125
C.H. Robinson Worldwide, Inc.	2,318	179,158
Echo Global Logistics, Inc. (a)	266	5,679
Expeditors International of Washington, Inc.	3,063	173,029
FedEx Corp.	3,889	758,938
Forward Air Corp.	406	19,313
Hub Group, Inc. Class A (a)	532	24,685
Park-Ohio Holdings Corp.	135	4,853
United Parcel Service, Inc. Class B	10,664	1,144,247

XPO Logistics, Inc. (a)	1,537	73,607

		2,416,693

AIRLINES — 0.6%
Alaska Air Group, Inc.	2,145	197,812
Allegiant Travel Co.	205	32,851
American Airlines Group, Inc.	8,363	353,755
Copa Holdings SA Class A	534	59,941
Delta Air Lines, Inc.	12,604	579,280
Hawaiian Holdings, Inc. (a)	737	34,234
JetBlue Airways Corp. (a)	4,665	96,146
SkyWest, Inc.	737	25,242
Southwest Airlines Co.	10,597	569,695
Spirit Airlines, Inc. (a)	1,150	61,030
United Continental Holdings, Inc. (a)	4,953	349,880

		2,359,866

AUTO COMPONENTS — 0.4%
Adient PLC	1,311	95,270
American Axle & Manufacturing Holdings, Inc. (a)	1,020	19,156
BorgWarner, Inc.	3,385	141,459
Cooper Tire & Rubber Co.	933	41,378
Cooper-Standard Holdings, Inc. (a)	205	22,741
Dana, Inc.	2,683	51,809
Delphi Automotive PLC	4,264	343,209
Dorman Products, Inc. (a)	399	32,770
Gentex Corp.	4,220	90,013
Gentherm, Inc. (a)	471	18,487
Goodyear Tire & Rubber Co.	4,352	156,672
Horizon Global Corp. (a)	319	4,428
LCI Industries	340	33,932
Lear Corp.	1,267	179,382
Modine Manufacturing Co. (a)	693	8,455
Motorcar Parts of America, Inc. (a)	266	8,174
Standard Motor Products, Inc.	340	16,708
Stoneridge, Inc. (a)	397	7,201
Superior Industries International, Inc.	340	8,619
Tenneco, Inc.	868	54,180
Tower International, Inc.	340	9,214
Visteon Corp. (a)	737	72,189

		1,415,446

AUTOMOBILES — 0.6%
Ford Motor Co.	60,331	702,253
General Motors Co.	21,738	768,656
Harley-Davidson, Inc.	3,280	198,440
Tesla, Inc. (a)	1,935	538,510
Thor Industries, Inc.	607	58,351
Winnebago Industries, Inc.	370	10,822

		2,277,032

BANKS — 6.6%
1st Source Corp.	219	10,282
Ameris Bancorp	399	18,394
Ames National Corp.	802	24,541
Associated Banc-Corp.	2,460	60,024
BancFirst Corp.	190	17,081
Banco Latinoamericano de Comercio Exterior SA Class E	424	11,762
Bancorp, Inc. (a)	361	1,841

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

BancorpSouth, Inc.	1,410	$42,653
Bank of America Corp.	159,685	3,766,969
Bank of Hawaii Corp.	630	51,887
Bank of Marin Bancorp	135	8,687
Bank of the Ozarks, Inc.	1,213	63,088
BankUnited, Inc.	1,458	54,398
Banner Corp.	275	15,301
BB&T Corp.	12,644	565,187
Berkshire Hills Bancorp, Inc.	398	14,348
BNC Bancorp	1,652	57,903
BOK Financial Corp.	399	31,230
Boston Private Financial Holdings, Inc.	1,134	18,598
Bridge Bancorp, Inc.	131	4,585
Brookline Bancorp, Inc.	1,064	16,652
Bryn Mawr Bank Corp.	205	8,098
Camden National Corp.	202	8,896
Capital Bank Financial Corp. Class A	399	17,317
Cardinal Financial Corp.	370	11,078
Cathay General Bancorp	1,091	41,109
CenterState Banks, Inc.	2,181	56,488
Central Pacific Financial Corp.	340	10,384
Chemical Financial Corp.	788	40,306
CIT Group, Inc.	2,963	127,202
Citigroup, Inc.	43,556	2,605,520
Citizens & Northern Corp.	101	2,351
Citizens Financial Group, Inc.	8,225	284,174
City Holding Co.	193	12,445
CNB Financial Corp.	301	7,191
CoBiz Financial, Inc.	532	8,938
Columbia Banking System, Inc.	789	30,763
Comerica, Inc.	2,753	188,801
Commerce Bancshares, Inc.	1,302	73,120
Community Bank System, Inc.	606	33,318
Community Trust Bancorp, Inc.	240	10,980
Cullen/Frost Bankers, Inc.	802	71,354
Customers Bancorp, Inc. (a)	326	10,279
CVB Financial Corp.	1,329	29,358
Eagle Bancorp, Inc. (a)	872	52,058
East West Bancorp, Inc.	2,204	113,748
Enterprise Financial Services Corp.	266	11,278
FCB Financial Holdings, Inc. Class A (a)	409	20,266
Fifth Third Bancorp	12,824	325,730
Financial Institutions, Inc.	205	6,755
First BanCorp (a)	1,065	6,017
First Bancorp/Southern Pines	262	7,674
First Busey Corp.	354	10,408
First Citizens BancShares, Inc. Class A	135	45,275
First Commonwealth Financial Corp.	1,458	19,333
First Community Bancshares, Inc.	1,746	43,598
First Connecticut Bancorp, Inc.	1,840	45,632
First Financial Bancorp	845	23,195
First Financial Bankshares, Inc. (b)	933	37,413
First Financial Corp.	131	6,223
First Horizon National Corp.	3,569	66,026
First Interstate BancSystem, Inc. Class A	266	10,547
First Merchants Corp.	445	17,497
First Midwest Bancorp, Inc.	1,191	28,203
First NBC Bank Holding Co. (a) (b)	266	1,064
First of Long Island Corp.	319	8,629

First Republic Bank	2,316	217,264
Flushing Financial Corp.	441	11,850
FNB Corp.	5,508	81,904
Fulton Financial Corp.	2,870	51,229
German American Bancorp, Inc.	939	44,452
Glacier Bancorp, Inc.	1,064	36,102
Great Southern Bancorp, Inc.	871	43,985
Great Western Bancorp, Inc.	556	23,580
Hancock Holding Co.	1,279	58,258
Hanmi Financial Corp.	471	14,483
Heartland Financial USA, Inc.	1,279	63,886
Heritage Financial Corp.	2,147	53,138
Hilltop Holdings, Inc.	868	23,844
Home BancShares, Inc.	2,386	64,589
HomeTrust Bancshares, Inc. (a)	340	7,990
Hope Bancorp, Inc.	1,763	33,797
Huntington Bancshares, Inc.	16,399	219,583
IBERIABANK Corp.	663	52,443
Independent Bank Corp.	349	22,685
International Bancshares Corp.	717	25,382
Investors Bancorp, Inc.	5,298	76,185
JPMorgan Chase & Co.	57,264	5,030,070
KeyCorp	16,776	298,277
Lakeland Financial Corp.	300	12,936
LegacyTexas Financial Group, Inc.	606	24,179
M&T Bank Corp.	2,329	360,366
MainSource Financial Group, Inc.	1,802	59,340
MB Financial, Inc.	933	39,951
National Bank Holdings Corp. Class A	802	26,065
National Bankshares, Inc. (b)	687	25,797
NBT Bancorp, Inc.	589	21,834
OFG Bancorp	663	7,823
Old National Bancorp	1,758	30,501
Pacific Continental Corp.	266	6,517
PacWest Bancorp	1,635	87,080
Park National Corp.	530	55,756
Park Sterling Corp.	582	7,164
People’s United Financial, Inc.	4,862	88,488
Peoples Bancorp, Inc.	101	3,198
Pinnacle Financial Partners, Inc.	532	35,351
PNC Financial Services Group, Inc.	7,966	957,832
Popular, Inc.	1,545	62,928
Preferred Bank.	131	7,029
PrivateBancorp, Inc.	1,194	70,888
Prosperity Bancshares, Inc.	1,001	69,780
Regions Financial Corp.	20,727	301,163
Renasant Corp.	600	23,814
Republic Bancorp, Inc. Class A	131	4,505
S&T Bancorp, Inc.	397	13,736
Sandy Spring Bancorp, Inc.	358	14,674
ServisFirst Bancshares, Inc.	748	27,212
Signature Bank (a)	803	119,157
Simmons First National Corp. Class A	401	22,115
South State Corp.	347	31,004
Southside Bancshares, Inc.	375	12,589
Southwest Bancorp, Inc.	266	6,956
State Bank Financial Corp.	2,030	53,024
Sterling Bancorp	1,757	41,641
Stock Yards Bancorp, Inc.	1,507	61,260

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Suffolk Bancorp	1,329	$53,705
SunTrust Banks, Inc.	7,917	437,810
SVB Financial Group (a)	803	149,430
Synovus Financial Corp.	2,840	116,497
TCF Financial Corp.	2,403	40,899
Texas Capital Bancshares, Inc. (a)	606	50,571
Tompkins Financial Corp.	205	16,513
Towne Bank	578	18,727
TriCo Bancshares	1,406	49,955
Trustmark Corp.	1,022	32,489
UMB Financial Corp.	610	45,939
Umpqua Holdings Corp.	3,777	67,004
Union Bankshares Corp.	957	33,667
United Bankshares, Inc. (b)	920	38,870
United Community Banks, Inc.	661	18,303
Univest Corp. of Pennsylvania	311	8,055
US Bancorp	24,954	1,285,131
Valley National Bancorp	3,788	44,698
Washington Trust Bancorp, Inc.	205	10,107
Webster Financial Corp.	1,327	66,403
Wells Fargo & Co.	71,829	3,998,002
WesBanco, Inc.	399	15,206
West Bancorp, Inc.	1,876	43,054
Westamerica Bancorporation	434	24,230
Western Alliance Bancorp (a)	1,063	52,183
Wintrust Financial Corp.	804	55,572
Zions Bancorp	3,346	140,532

		25,713,631

BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a)	135	19,528
Brown-Forman Corp. Class A	817	38,456
Brown-Forman Corp. Class B	3,056	141,126
Coca-Cola Bottling Co. Consolidated	74	15,245
Coca-Cola Co.	60,502	2,567,705
Constellation Brands, Inc. Class A	2,582	418,465
Dr. Pepper Snapple Group, Inc.	2,977	291,508
Molson Coors Brewing Co. Class B	2,659	254,493
Monster Beverage Corp. (a)	6,944	320,604
National Beverage Corp.	530	44,801
PepsiCo, Inc.	22,430	2,509,020

		6,620,951

BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	25,219	1,643,270
ACADIA Pharmaceuticals, Inc. (a)	1,584	54,458
Acceleron Pharma, Inc. (a)	266	7,041
Achillion Pharmaceuticals, Inc. (a)	1,506	6,340
Acorda Therapeutics, Inc. (a)	587	12,327
Agios Pharmaceuticals, Inc. (a) (b)	423	24,703
Alder Biopharmaceuticals, Inc. (a)	1,097	22,818
Alexion Pharmaceuticals, Inc. (a)	3,494	423,613
Alkermes PLC (a)	2,959	173,101
Alnylam Pharmaceuticals, Inc. (a)	1,131	57,964
AMAG Pharmaceuticals, Inc. (a)	575	12,966
Amgen, Inc.	11,716	1,922,244
Amicus Therapeutics, Inc. (a)	1,374	9,797
Applied Genetic Technologies Corp. (a)	932	6,431
Aptevo Therapeutics, Inc. (a)	193	398
AquaBounty Technologies, Inc. (a) (b)	13	144

Arena Pharmaceuticals, Inc. (a)	3,202	4,675
Array BioPharma, Inc. (a)	6,665	59,585
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,085	2,007
Atara Biotherapeutics, Inc. (a) (b)	272	5,590
BioCryst Pharmaceuticals, Inc. (a)	1,065	8,946
Biogen, Inc. (a)	3,394	927,987
BioMarin Pharmaceutical, Inc. (a)	3,105	272,557
Bioverativ, Inc. (a)	1,697	92,419
Bluebird Bio, Inc. (a)	559	50,813
Celgene Corp. (a)	12,053	1,499,755
Celldex Therapeutics, Inc. (a)	1,617	5,837
ChemoCentryx, Inc. (a)	309	2,250
Chimerix, Inc. (a)	802	5,117
Clovis Oncology, Inc. (a)	544	34,636
Coherus Biosciences, Inc. (a)	499	10,554
Cytokinetics, Inc. (a)	399	5,127
CytRx Corp. (a) (b)	5,641	2,506
Dynavax Technologies Corp. (a) (b)	977	5,813
Eagle Pharmaceuticals, Inc. (a)	136	11,280
Emergent BioSolutions, Inc. (a)	397	11,529
Enanta Pharmaceuticals, Inc. (a)	272	8,378
Epizyme, Inc. (a)	408	6,997
Esperion Therapeutics, Inc. (a)	106	3,743
Exact Sciences Corp. (a) (b)	1,349	31,863
Exelixis, Inc. (a)	3,888	84,253
FibroGen, Inc. (a)	2,155	53,121
Five Prime Therapeutics, Inc. (a)	266	9,616
Galena Biopharma, Inc. (a)	317	193
Genomic Health, Inc. (a)	266	8,376
Geron Corp. (a) (b)	1,851	4,202
Gilead Sciences, Inc.	20,860	1,416,811
Halozyme Therapeutics, Inc. (a)	1,326	17,185
Heron Therapeutics, Inc. (a)	408	6,120
Idera Pharmaceuticals, Inc. (a)	5,659	13,978
ImmunoGen, Inc. (a) (b)	1,351	5,228
Immunomedics, Inc. (a)	1,065	6,891
Incyte Corp. (a)	2,660	355,562
Infinity Pharmaceuticals, Inc. (a)	663	2,141
Inovio Pharmaceuticals, Inc. (a) (b)	1,701	11,261
Insmed, Inc. (a)	3,609	63,194
Insys Therapeutics, Inc. (a) (b)	408	4,288
Intercept Pharmaceuticals, Inc. (a) (b)	473	53,496
Intrexon Corp. (a) (b)	882	17,481
Ionis Pharmaceuticals, Inc. (a)	1,678	67,456
Ironwood Pharmaceuticals, Inc. (a)	3,184	54,319
Juno Therapeutics, Inc. (a) (b)	932	20,681
Keryx Biopharmaceuticals, Inc. (a) (b)	1,196	7,367
Kite Pharma, Inc. (a)	782	61,379
Lexicon Pharmaceuticals, Inc. (a) (b)	1,979	28,379
Ligand Pharmaceuticals, Inc. (a)	566	59,905
MacroGenics, Inc. (a)	408	7,589
MannKind Corp. (a) (b)	681	1,008
Merrimack Pharmaceuticals, Inc. (a)	1,327	4,087
MiMedx Group, Inc. (a) (b)	1,196	11,398
Momenta Pharmaceuticals, Inc. (a)	663	8,851
Myriad Genetics, Inc. (a)	1,174	22,541
Neurocrine Biosciences, Inc. (a)	1,541	66,725
NewLink Genetics Corp. (a)	708	17,063
Novavax, Inc. (a)	4,267	5,462

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

OncoMed Pharmaceuticals, Inc. (a)	928	$8,547
Ophthotech Corp. (a)	436	1,596
OPKO Health, Inc. (a) (b)	4,577	36,616
Organovo Holdings, Inc. (a) (b)	2,006	6,379
OvaScience, Inc. (a)	272	509
PDL BioPharma, Inc.	5,324	12,085
Portola Pharmaceuticals, Inc. (a)	687	26,924
Progenics Pharmaceuticals, Inc. (a)	3,866	36,495
Prothena Corp. PLC (a) (b)	802	44,744
PTC Therapeutics, Inc. (a)	532	5,235
Puma Biotechnology, Inc. (a)	364	13,541
Radius Health, Inc. (a)	409	15,808
Regeneron Pharmaceuticals, Inc. (a)	1,199	464,624
Repligen Corp. (a)	471	16,579
Retrophin, Inc. (a)	408	7,532
Rigel Pharmaceuticals, Inc. (a)	1,269	4,200
Sage Therapeutics, Inc. (a)	594	42,216
Sangamo Therapeutics, Inc. (a)	2,067	10,748
Sarepta Therapeutics, Inc. (a)	877	25,959
Seattle Genetics, Inc. (a)	1,982	124,588
Spectrum Pharmaceuticals, Inc. (a)	867	5,635
Stemline Therapeutics, Inc. (a)	1,539	13,158
Synergy Pharmaceuticals, Inc. (a) (b)	4,428	20,634
TESARO, Inc. (a)	442	68,011
Ultragenyx Pharmaceutical, Inc. (a)	556	37,686
United Therapeutics Corp. (a)	663	89,757
Vanda Pharmaceuticals, Inc. (a)	397	5,558
Vertex Pharmaceuticals, Inc. (a)	4,025	440,134
ZIOPHARM Oncology, Inc. (a) (b)	1,498	9,497

		11,620,181

BUILDING PRODUCTS — 0.5%
AAON, Inc.	587	20,750
Advanced Drainage Systems, Inc.	556	12,176
Allegion PLC	1,495	113,172
American Woodmark Corp. (a)	131	12,026
AO Smith Corp.	2,278	116,543
Apogee Enterprises, Inc.	397	23,665
Armstrong Flooring, Inc. (a)	336	6,189
Armstrong World Industries, Inc. (a)	663	30,531
Builders FirstSource, Inc. (a)	1,257	18,729
Continental Building Products, Inc. (a)	408	9,996
Fortune Brands Home & Security, Inc.	2,452	149,204
Gibraltar Industries, Inc. (a)	471	19,405
Griffon Corp.	543	13,385
Insteel Industries, Inc.	266	9,613
Johnson Controls International PLC	14,702	619,248
Lennox International, Inc.	737	123,300
Masco Corp.	5,262	178,855
Masonite International Corp. (a)	397	31,462
NCI Building Systems, Inc. (a)	340	5,831
Owens Corning	1,724	105,802
PGT Innovations, Inc. (a)	471	5,063
Ply Gem Holdings, Inc. (a)	2,810	55,357
Quanex Building Products Corp.	518	10,490
Simpson Manufacturing Co., Inc.	578	24,906
Trex Co., Inc. (a)	532	36,916
Universal Forest Products, Inc.	340	33,504

USG Corp. (a)	1,181	37,556

		1,823,674

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	825	135,250
Ameriprise Financial, Inc.	2,484	322,125
Arlington Asset Investment Corp. Class A (b)	155	2,190
Artisan Partners Asset Management, Inc. Class A	397	10,957
Associated Capital Group, Inc. Class A	135	4,880
Bank of New York Mellon Corp.	16,218	765,976
BGC Partners, Inc. Class A	1,882	21,380
BlackRock, Inc.	1,929	739,791
CBOE Holdings, Inc.	1,279	103,689
Charles Schwab Corp.	18,134	740,049
CME Group, Inc.	5,288	628,214
Cohen & Steers, Inc.	284	11,351
Cowen Group, Inc. Class A (a)	350	5,233
Diamond Hill Investment Group, Inc.	74	14,397
Donnelley Financial Solutions, Inc. (a)	376	7,253
E*TRADE Financial Corp. (a)	4,209	146,852
Eaton Vance Corp.	1,763	79,264
Evercore Partners, Inc. Class A	471	36,691
FactSet Research Systems, Inc.	589	97,132
Federated Investors, Inc. Class B	1,322	34,821
Financial Engines, Inc.	737	32,096
Franklin Resources, Inc.	6,024	253,851
GAMCO Investors, Inc. Class A	135	3,995
Goldman Sachs Group, Inc.	5,937	1,363,848
Greenhill & Co., Inc.	397	11,632
Interactive Brokers Group, Inc. Class A	663	23,019
Intercontinental Exchange, Inc.	9,197	550,624
INTL. FCStone, Inc. (a)	258	9,794
Invesco, Ltd.	6,541	200,351
Investment Technology Group, Inc.	532	10,773
Janus Capital Group, Inc.	2,186	28,855
KCG Holdings, Inc. Class A (a)	1,024	18,258
Ladenburg Thalmann Financial Services, Inc. (a)	1,535	3,807
Lazard, Ltd. Class A	1,851	85,127
Legg Mason, Inc.	1,670	60,304
LPL Financial Holdings, Inc.	1,279	50,943
MarketAxess Holdings, Inc.	532	99,745
Moody’s Corp.	2,854	319,762
Morgan Stanley	22,792	976,409
Morningstar, Inc.	340	26,724
MSCI, Inc.	1,764	171,443
Nasdaq, Inc.	1,593	110,634
Northern Trust Corp.	3,544	306,840
Piper Jaffray Cos.	266	16,984
Raymond James Financial, Inc.	1,757	133,989
S&P Global, Inc.	4,041	528,320
Safeguard Scientifics, Inc. (a)	340	4,318
SEI Investments Co.	2,106	106,227
State Street Corp. (c)	6,367	506,877
Stifel Financial Corp. (a)	963	48,333
T Rowe Price Group, Inc.	3,944	268,784
TD Ameritrade Holding Corp.	3,956	153,730
Voya Financial, Inc.	3,386	128,533

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Waddell & Reed Financial, Inc. Class A	1,279	$21,743
Westwood Holdings Group, Inc.	135	7,210
WisdomTree Investments, Inc. (b)	1,458	13,239

		10,564,616

CHEMICALS — 2.2%
A Schulman, Inc.	370	11,636
AdvanSix, Inc. (a)	474	12,950
Air Products & Chemicals, Inc.	3,195	432,252
Albemarle Corp.	1,807	190,891
American Vanguard Corp.	397	6,590
Ashland Global Holdings, Inc.	1,195	147,953
Axalta Coating Systems, Ltd. (a)	2,529	81,434
Balchem Corp.	397	32,721
Cabot Corp.	892	53,440
Calgon Carbon Corp.	777	11,344
Celanese Corp. Series A	2,322	208,632
CF Industries Holdings, Inc.	3,652	107,186
Chemours Co.	2,727	104,989
Chemtura Corp. (a)	1,153	38,510
Dow Chemical Co.	17,390	1,104,961
E.I. du Pont de Nemours & Co.	13,658	1,097,147
Eastman Chemical Co.	2,280	184,224
Ecolab, Inc.	3,991	500,232
Ferro Corp. (a)	1,064	16,162
Flotek Industries, Inc. (a) (b)	663	8,480
FMC Corp.	2,027	141,059
FutureFuel Corp.	340	4,821
GCP Applied Technologies, Inc. (a)	1,136	37,090
Hawkins, Inc.	131	6,419
HB Fuller Co.	737	38,000
Huntsman Corp.	2,870	70,430
Ingevity Corp. (a)	692	42,108
Innophos Holdings, Inc.	340	18,350
Innospec, Inc.	399	25,835
International Flavors & Fragrances, Inc.	1,195	158,373
Koppers Holdings, Inc. (a)	340	14,399
Kraton Corp. (a)	471	14,563
Kronos Worldwide, Inc.	260	4,272
LyondellBasell Industries NV Class A	5,424	494,615
Minerals Technologies, Inc.	532	40,751
Monsanto Co.	6,667	754,704
Mosaic Co.	5,474	159,731
NewMarket Corp.	131	59,373
Olin Corp.	2,464	80,992
OMNOVA Solutions, Inc. (a)	663	6,564
Platform Specialty Products Corp. (a)	2,333	30,376
PolyOne Corp.	1,458	49,703
PPG Industries, Inc.	4,219	443,332
Praxair, Inc.	4,382	519,705
Quaker Chemical Corp.	205	26,990
Rayonier Advanced Materials, Inc.	620	8,339
RPM International, Inc.	1,931	106,263
Scotts Miracle-Gro Co.	589	55,007
Sensient Technologies Corp.	737	58,415
Sherwin-Williams Co.	1,214	376,571
Stepan Co.	276	21,752
Tredegar Corp.	2,337	41,014
Trinseo SA	400	26,840
Tronox, Ltd. Class A	868	16,015

Valspar Corp.	1,327	147,217
Westlake Chemical Corp.	600	39,630
WR Grace & Co.	1,136	79,191

		8,570,543

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	802	34,967
ACCO Brands Corp. (a)	1,673	22,000
Brady Corp. Class A	663	25,625
Brink’s Co.	663	35,437
CECO Environmental Corp.	190	1,997
Cintas Corp.	1,542	195,125
Clean Harbors, Inc. (a)	868	48,278
Copart, Inc. (a)	2,117	131,106
Covanta Holding Corp.	1,589	24,947
Deluxe Corp.	730	52,684
Ennis, Inc.	425	7,225
Essendant, Inc.	606	9,181
Healthcare Services Group, Inc.	1,003	43,219
Herman Miller, Inc.	877	27,669
HNI Corp.	663	30,558
InnerWorkings, Inc. (a)	582	5,797
Interface, Inc.	868	16,535
KAR Auction Services, Inc.	2,065	90,179
Knoll, Inc.	663	15,786
LSC Communications, Inc.	376	9,460
Matthews International Corp. Class A	440	29,766
McGrath RentCorp	399	13,395
Mobile Mini, Inc.	606	18,483
MSA Safety, Inc.	397	28,064
Multi-Color Corp.	131	9,301
Pitney Bowes, Inc.	3,017	39,553
Quad/Graphics, Inc.	399	10,071
Republic Services, Inc.	3,995	250,926
Rollins, Inc.	1,934	71,810
RR Donnelley & Sons Co.	945	11,444
SP Plus Corp. (a)	205	6,919
Steelcase, Inc. Class A	1,279	21,423
Stericycle, Inc. (a)	1,242	102,949
Team, Inc. (a)	448	12,118
Tetra Tech, Inc.	933	38,113
UniFirst Corp.	205	28,997
US Ecology, Inc.	266	12,462
Viad Corp.	340	15,368
VSE Corp.	148	6,038
Waste Management, Inc.	6,843	498,992
West Corp.	1,005	24,542

		2,078,509

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	868	18,011
Arista Networks, Inc. (a)	556	73,542
ARRIS International PLC (a)	3,347	88,528
Black Box Corp.	205	1,835
Brocade Communications Systems, Inc.	6,964	86,911
CalAmp Corp. (a)	532	8,932
Calix, Inc. (a)	606	4,393
Ciena Corp. (a)	2,623	61,929
Cisco Systems, Inc.	78,200	2,643,160
CommScope Holding Co., Inc. (a)	1,537	64,108

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Comtech Telecommunications Corp.	275	$4,053
Digi International, Inc. (a)	399	4,748
EchoStar Corp. Class A (a)	568	32,348
Extreme Networks, Inc. (a)	1,403	10,536
F5 Networks, Inc. (a)	1,124	160,249
Finisar Corp. (a)	2,583	70,619
Harmonic, Inc. (a)	1,632	9,710
Harris Corp.	1,802	200,509
Infinera Corp. (a)	1,669	17,074
InterDigital, Inc.	606	52,298
Ixia (a)	815	16,015
Juniper Networks, Inc.	5,841	162,555
KVH Industries, Inc. (a)	155	1,302
Lumentum Holdings, Inc. (a)	691	36,865
Motorola Solutions, Inc.	2,812	242,451
NETGEAR, Inc. (a)	606	30,027
NetScout Systems, Inc. (a)	1,592	60,416
Palo Alto Networks, Inc. (a)	1,345	151,555
Plantronics, Inc.	650	35,171
ShoreTel, Inc. (a)	872	5,363
Sonus Networks, Inc. (a)	622	4,099
Ubiquiti Networks, Inc. (a)	737	37,042
ViaSat, Inc. (a)	606	38,675
Viavi Solutions, Inc. (a)	3,436	36,834

		4,471,863

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	2,193	78,049
Aegion Corp. (a)	606	13,883
Argan, Inc.	193	12,767
Chicago Bridge & Iron Co. NV	1,458	44,834
Comfort Systems USA, Inc.	532	19,498
Dycom Industries, Inc. (a)	471	43,779
EMCOR Group, Inc.	1,019	64,146
Fluor Corp.	2,377	125,078
Granite Construction, Inc.	606	30,415
Great Lakes Dredge & Dock Corp. (a)	868	3,472
Jacobs Engineering Group, Inc.	1,896	104,811
KBR, Inc.	2,160	32,465
MasTec, Inc. (a)	868	34,763
MYR Group, Inc. (a)	319	13,079
Orion Group Holdings, Inc. (a)	307	2,293
Primoris Services Corp.	532	12,353
Quanta Services, Inc. (a)	3,043	112,926
Tutor Perini Corp. (a)	532	16,918
Valmont Industries, Inc.	400	62,200

		827,729

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	761	73,923
Headwaters, Inc. (a)	1,064	24,983
Martin Marietta Materials, Inc.	957	208,865
Summit Materials, Inc. Class A (a)	3,068	75,810
US Concrete, Inc. (a)	205	13,233
Vulcan Materials Co.	2,404	289,634

		686,448

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	7,104	144,424
American Express Co.	12,450	984,919
Capital One Financial Corp.	8,080	700,213

Credit Acceptance Corp. (a) (b)	135	26,920
Discover Financial Services	6,804	465,326
Encore Capital Group, Inc. (a)	372	11,458
Enova International, Inc. (a)	279	4,143
EZCORP, Inc. Class A (a)	567	4,621
Firstcash, Inc.	733	36,027
Green Dot Corp. Class A (a)	399	13,311
LendingClub Corp. (a)	5,028	27,604
Navient Corp.	6,581	97,136
Nelnet, Inc. Class A	340	14,912
OneMain Holdings, Inc. (a)	828	20,576
PRA Group, Inc. (a)	802	26,586
Santander Consumer USA Holdings, Inc. (a)	1,496	19,927
SLM Corp. (a)	6,581	79,630
Synchrony Financial	13,168	451,662
World Acceptance Corp. (a)	131	6,783

		3,136,178

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	1,003	77,221
Avery Dennison Corp.	1,454	117,192
Ball Corp.	2,679	198,943
Bemis Co., Inc.	1,539	75,196
Berry Plastics Group, Inc. (a)	2,102	102,094
Crown Holdings, Inc. (a)	2,116	112,042
Graphic Packaging Holding Co.	4,802	61,802
Greif, Inc. Class A	1,040	57,294
International Paper Co.	6,507	330,425
Myers Industries, Inc.	397	6,292
Owens-Illinois, Inc. (a)	2,412	49,157
Packaging Corp. of America	1,410	129,184
Sealed Air Corp.	3,151	137,321
Silgan Holdings, Inc.	475	28,196
Sonoco Products Co.	1,458	77,157
WestRock Co.	4,171	217,017

		1,776,533

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	680	21,209
Genuine Parts Co.	2,324	214,761
LKQ Corp. (a)	4,393	128,583
Pool Corp.	700	83,531

		448,084

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	266	6,091
Ascent Capital Group, Inc. Class A (a)	211	2,981
Bridgepoint Education, Inc. (a)	266	2,838
Bright Horizons Family Solutions, Inc. (a)	471	34,143
Capella Education Co.	172	14,624
Career Education Corp. (a)	1,053	9,161
Carriage Services, Inc.	205	5,560
DeVry Education Group, Inc.	922	32,685
Graham Holdings Co. Class B	74	44,367
Grand Canyon Education, Inc. (a)	663	47,478
H&R Block, Inc.	3,950	91,838
Houghton Mifflin Harcourt Co. (a)	1,607	16,311
K12, Inc. (a)	397	7,603
Regis Corp. (a)	663	7,770

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Service Corp. International	3,088	$95,358
ServiceMaster Global Holdings, Inc. (a)	2,143	89,470
Sotheby’s (a)	1,005	45,707
Strayer Education, Inc.	143	11,510
Weight Watchers International, Inc. (a)	2,934	45,682

		611,177

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	29,771	4,962,230
FNFV Group (a)	793	10,507
Leucadia National Corp.	5,393	140,218
NewStar Financial, Inc.	399	4,222
PICO Holdings, Inc. (a)	340	4,760

		5,121,937

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	96,957	4,028,563
ATN International, Inc.	140	9,859
CenturyLink, Inc.	8,916	210,150
Cincinnati Bell, Inc. (a)	612	10,832
Cogent Communications Holdings, Inc.	717	30,867
Consolidated Communications Holdings, Inc.	1,537	35,997
Frontier Communications Corp. (b)	19,192	41,071
General Communication, Inc. Class A (a)	471	9,797
Globalstar, Inc. (a) (b)	10,489	16,782
Hawaiian Telcom Holdco, Inc. (a)	131	3,001
IDT Corp. Class B	205	2,608
Iridium Communications, Inc. (a) (b)	929	8,965
Level 3 Communications, Inc. (a)	4,352	249,021
Lumos Networks Corp. (a)	155	2,744
Verizon Communications, Inc.	63,434	3,092,407
Vonage Holdings Corp. (a)	2,275	14,378
Windstream Holdings, Inc. (b)	7,453	40,619
Zayo Group Holdings, Inc. (a)	2,907	95,640

		7,903,301

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	866	58,637
Alliant Energy Corp.	3,752	148,617
American Electric Power Co., Inc.	7,666	514,619
Avangrid, Inc.	1,149	49,108
Duke Energy Corp.	10,576	867,338
Edison International	4,774	380,058
El Paso Electric Co.	606	30,603
Entergy Corp.	2,597	197,268
Eversource Energy	4,866	286,023
Exelon Corp.	14,101	507,354
FirstEnergy Corp.	6,144	195,502
Fortis, Inc.	379	12,568
Great Plains Energy, Inc.	2,275	66,475
Hawaiian Electric Industries, Inc.	1,943	64,721
IDACORP, Inc.	737	61,142
MGE Energy, Inc.	645	41,925
NextEra Energy, Inc.	7,128	915,021
OGE Energy Corp.	2,869	100,358
Otter Tail Corp.	1,053	39,909
PG&E Corp.	7,670	508,981
Pinnacle West Capital Corp.	1,549	129,156
PNM Resources, Inc.	1,152	42,624
Portland General Electric Co.	1,136	50,461

PPL Corp.	10,547	394,352
Southern Co.	14,640	728,779
Westar Energy, Inc.	2,070	112,339
Xcel Energy, Inc.	7,817	347,466

		6,851,404

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	730	148,920
AMETEK, Inc.	3,606	195,012
AZZ, Inc.	399	23,741
Babcock & Wilcox Enterprises, Inc. (a)	831	7,762
Eaton Corp. PLC	7,240	536,846
Emerson Electric Co.	9,888	591,896
Encore Wire Corp.	340	15,640
EnerSys	663	52,337
Generac Holdings, Inc. (a)	1,003	37,392
General Cable Corp.	663	11,901
Hubbell, Inc.	870	104,443
Plug Power, Inc. (a) (b)	2,460	3,395
Powell Industries, Inc.	131	4,512
Regal Beloit Corp.	663	50,156
Rockwell Automation, Inc.	2,031	316,247
Thermon Group Holdings, Inc. (a)	397	8,273

		2,108,473

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	4,717	335,709
Anixter International, Inc. (a)	397	31,482
Arrow Electronics, Inc. (a)	1,549	113,712
Avnet, Inc.	2,021	92,481
AVX Corp.	663	10,860
Badger Meter, Inc.	413	15,178
Belden, Inc.	589	40,753
Benchmark Electronics, Inc. (a)	803	25,535
CDW Corp.	2,487	143,525
Cognex Corp.	1,268	106,449
Coherent, Inc. (a)	399	82,050
Corning, Inc.	14,926	403,002
CTS Corp.	471	10,032
Daktronics, Inc.	532	5,027
Dolby Laboratories, Inc. Class A	674	35,324
ePlus, Inc. (a)	74	9,994
Fabrinet (a)	397	16,686
FARO Technologies, Inc. (a)	266	9,510
Fitbit, Inc. Class A (a)	1,969	11,656
FLIR Systems, Inc.	2,144	77,784
II-VI, Inc. (a)	737	26,569
Insight Enterprises, Inc. (a)	589	24,202
InvenSense, Inc. (a)	872	11,013
IPG Photonics Corp. (a)	471	56,850
Itron, Inc. (a)	538	32,657
Jabil Circuit, Inc.	3,017	87,252
Keysight Technologies, Inc. (a)	2,581	93,277
Knowles Corp. (a)	1,282	24,294
Littelfuse, Inc.	340	54,369
Methode Electronics, Inc.	532	24,259
MTS Systems Corp.	193	10,625
National Instruments Corp.	1,451	47,245
Novanta, Inc. (a)	1,837	48,772

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

OSI Systems, Inc. (a)	340	$24,817
Park Electrochemical Corp.	340	6,072
Plexus Corp. (a)	532	30,750
Rogers Corp. (a)	266	22,841
Sanmina Corp. (a)	1,233	50,060
ScanSource, Inc. (a)	397	15,582
SYNNEX Corp.	399	44,664
Tech Data Corp. (a)	575	53,992
Trimble, Inc. (a)	3,782	121,062
TTM Technologies, Inc. (a)	798	12,872
Universal Display Corp.	606	52,177
VeriFone Systems, Inc. (a)	1,589	29,762
Vishay Intertechnology, Inc.	1,966	32,341
Vishay Precision Group, Inc. (a)	213	3,365
Zebra Technologies Corp. Class A (a)	779	71,084

		2,689,574

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	809	10,032
Atwood Oceanics, Inc. (a)	932	8,882
Baker Hughes, Inc.	6,671	399,059
Bristow Group, Inc.	532	8,092
CARBO Ceramics, Inc. (a)	340	4,434
Diamond Offshore Drilling, Inc. (a) (b)	977	16,326
Dril-Quip, Inc. (a)	888	48,440
Ensco PLC Class A	6,057	54,210
Era Group, Inc. (a)	340	4,508
Exterran Corp. (a)	406	12,769
Forum Energy Technologies, Inc. (a)	868	17,968
Frank’s International NV	838	8,858
Geospace Technologies Corp. (a)	155	2,516
Halliburton Co.	13,310	654,985
Helix Energy Solutions Group, Inc. (a)	1,585	12,315
Helmerich & Payne, Inc.	1,460	97,192
Hornbeck Offshore Services, Inc. (a) (b)	532	2,357
Matrix Service Co. (a)	399	6,583
McDermott International, Inc. (a)	8,082	54,553
Nabors Industries, Ltd.	4,351	56,868
National Oilwell Varco, Inc.	6,376	255,614
Natural Gas Services Group, Inc. (a)	131	3,412
Newpark Resources, Inc. (a)	1,269	10,279
Noble Corp. PLC	3,583	22,179
Oceaneering International, Inc.	1,607	43,517
Oil States International, Inc. (a)	802	26,586
Parker Drilling Co. (a)	1,724	3,017
Patterson-UTI Energy, Inc.	2,119	51,428
PHI, Inc. NVDR (a)	205	2,456
RigNet, Inc. (a)	101	2,166
Rowan Cos. PLC Class A (a)	1,839	28,652
RPC, Inc.	933	17,083
Schlumberger, Ltd.	21,607	1,687,507
SEACOR Holdings, Inc. (a)	340	23,525
Seadrill, Ltd. (a) (b)	5,197	8,575
Superior Energy Services, Inc. (a)	2,333	33,269
Tesco Corp. (a)	5,422	43,647
TETRA Technologies, Inc. (a)	1,134	4,615
Tidewater, Inc. (a) (b)	712	819
Transocean, Ltd. (a)	5,304	66,035
Unit Corp. (a)	737	17,806
US Silica Holdings, Inc.	1,453	69,729

Weatherford International PLC (a)	18,068	120,152

		4,023,015

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT	10,310	133,102
CoreCivic, Inc. REIT	1,669	52,440
Cousins Properties, Inc. REIT	5,462	45,171
Parkway, Inc. REIT	678	13,485
Quality Care Properties, Inc. REIT (a)	1,382	26,065
Uniti Group, Inc. REIT (a)	1,755	45,367
Whitestone REIT	1,497	20,718

		336,348

FOOD & STAPLES RETAILING — 1.7%
Andersons, Inc.	399	15,122
Casey’s General Stores, Inc.	606	68,023
Chefs’ Warehouse, Inc. (a)	205	2,850
Costco Wholesale Corp.	6,731	1,128,721
CVS Health Corp.	17,004	1,334,814
Ingles Markets, Inc. Class A	205	8,846
Kroger Co.	15,279	450,578
Natural Grocers by Vitamin Cottage, Inc. (a)	135	1,403
PriceSmart, Inc.	266	24,525
Rite Aid Corp. (a)	14,357	61,017
SpartanNash Co.	479	16,760
Sprouts Farmers Market, Inc. (a)	2,243	51,858
SUPERVALU, Inc. (a)	2,957	11,414
Sysco Corp.	8,695	451,444
United Natural Foods, Inc. (a)	737	31,861
US Foods Holding Corp. (a)	700	19,586
Village Super Market, Inc. Class A	135	3,578
Wal-Mart Stores, Inc.	23,506	1,694,312
Walgreens Boots Alliance, Inc.	13,313	1,105,645
Weis Markets, Inc.	131	7,814
Whole Foods Market, Inc.	5,453	162,063

		6,652,234

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	9,680	445,667
B&G Foods, Inc.	1,363	54,861
Blue Buffalo Pet Products, Inc. (a)	1,187	27,301
Bunge, Ltd.	2,188	173,421
Cal-Maine Foods, Inc.	397	14,610
Calavo Growers, Inc.	310	18,786
Campbell Soup Co.	2,850	163,134
Conagra Brands, Inc.	6,538	263,743
Darling Ingredients, Inc. (a)	2,289	33,236
Dean Foods Co.	1,345	26,443
Flowers Foods, Inc.	2,512	48,758
Fresh Del Monte Produce, Inc.	487	28,845
General Mills, Inc.	9,184	541,948
Hain Celestial Group, Inc. (a)	1,458	54,237
Hershey Co.	2,204	240,787
Hormel Foods Corp.	4,263	147,628
Ingredion, Inc.	1,134	136,568
J&J Snack Foods Corp.	487	66,018
J.M. Smucker Co.	1,838	240,925
Kellogg Co.	3,778	274,320
Kraft Heinz Co.	9,258	840,719

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Lamb Weston Holdings, Inc.	2,181	$91,733
Lancaster Colony Corp.	545	70,218
Landec Corp. (a)	399	4,788
Limoneira Co.	101	2,112
McCormick & Co., Inc.	1,940	189,247
Mead Johnson Nutrition Co.	2,963	263,944
Mondelez International, Inc. Class A	23,164	997,905
Pilgrim’s Pride Corp.	868	19,534
Pinnacle Foods, Inc.	1,711	99,015
Post Holdings, Inc. (a)	1,010	88,395
Sanderson Farms, Inc.	313	32,502
Seneca Foods Corp. Class A (a)	135	4,873
Snyder’s-Lance, Inc.	1,486	59,901
Tootsie Roll Industries, Inc. (b)	314	11,726
TreeHouse Foods, Inc. (a)	865	73,231
Tyson Foods, Inc. Class A	4,527	279,361
WhiteWave Foods Co. (a)	2,551	143,239

		6,273,679

GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,611	127,253
Chesapeake Utilities Corp.	250	17,300
National Fuel Gas Co.	1,136	67,728
New Jersey Resources Corp.	1,183	46,847
Northwest Natural Gas Co.	958	56,618
ONE Gas, Inc.	761	51,444
South Jersey Industries, Inc.	934	33,297
Southwest Gas Holdings, Inc.	663	54,969
Spire, Inc.	604	40,770
UGI Corp.	2,413	119,202
WGL Holdings, Inc.	737	60,825

		676,253

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abaxis, Inc.	340	16,490
Abbott Laboratories	26,266	1,166,484
Abiomed, Inc. (a)	701	87,765
Accuray, Inc. (a)	1,136	5,396
Alere, Inc. (a)	1,220	48,471
Align Technology, Inc. (a)	1,199	137,537
Analogic Corp.	140	10,626
AngioDynamics, Inc. (a)	399	6,923
Anika Therapeutics, Inc. (a)	131	5,691
AtriCure, Inc. (a)	340	6,511
Baxter International, Inc.	7,970	413,324
Becton Dickinson and Co.	3,274	600,583
Boston Scientific Corp. (a)	21,515	535,078
C.R. Bard, Inc.	1,152	286,318
Cantel Medical Corp.	1,003	80,340
Cardiovascular Systems, Inc. (a)	340	9,614
Cerus Corp. (a)	1,003	4,463
CONMED Corp.	397	17,631
Cooper Cos., Inc.	802	160,312
Danaher Corp.	9,396	803,640
DENTSPLY SIRONA, Inc.	3,526	220,163
DexCom, Inc. (a)	1,327	112,437
Edwards Lifesciences Corp. (a)	3,308	311,184
Endologix, Inc. (a)	996	7,211
GenMark Diagnostics, Inc. (a)	307	3,936
Globus Medical, Inc. Class A (a)	802	23,755

Haemonetics Corp. (a)	737	29,900
Halyard Health, Inc. (a)	718	27,349
Hill-Rom Holdings, Inc.	1,278	90,227
Hologic, Inc. (a)	3,997	170,072
ICU Medical, Inc. (a)	205	31,303
IDEXX Laboratories, Inc. (a)	1,607	248,458
Inogen, Inc. (a)	399	30,946
Insulet Corp. (a)	802	34,558
Integer Holdings Corp. (a)	399	16,040
Integra LifeSciences Holdings Corp. (a)	1,797	75,708
Intuitive Surgical, Inc. (a)	603	462,181
Invacare Corp.	471	5,605
Masimo Corp. (a)	697	65,002
Medtronic PLC	21,762	1,753,147
Meridian Bioscience, Inc.	631	8,708
Merit Medical Systems, Inc. (a)	589	17,022
Natus Medical, Inc. (a)	397	15,582
Neogen Corp. (a)	1,063	69,680
Nevro Corp. (a)	457	42,821
NuVasive, Inc. (a)	1,357	101,341
NxStage Medical, Inc. (a)	868	23,288
OraSure Technologies, Inc. (a)	798	10,318
Orthofix International NV (a)	284	10,835
Penumbra, Inc. (a)	400	33,380
Quidel Corp. (a)	397	8,988
ResMed, Inc.	2,070	148,978
Rockwell Medical, Inc. (a) (b)	692	4,332
RTI Surgical, Inc. (a)	872	3,488
Spectranetics Corp. (a)	606	17,650
STAAR Surgical Co. (a)	532	5,214
Stryker Corp.	5,265	693,137
Surmodics, Inc. (a)	205	4,930
Teleflex, Inc.	888	172,032
Utah Medical Products, Inc.	350	21,805
Varex Imaging Corp. (a)	619	20,798
Varian Medical Systems, Inc. (a)	1,545	140,796
West Pharmaceutical Services, Inc.	1,064	86,833
Wright Medical Group NV (a)	1,955	60,840
Zeltiq Aesthetics, Inc. (a)	409	22,744
Zimmer Biomet Holdings, Inc.	2,889	352,776

		10,220,695

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a)	1,168	50,925
Aceto Corp.	397	6,277
Aetna, Inc.	5,283	673,847
Air Methods Corp. (a)	606	26,058
Amedisys, Inc. (a)	454	23,195
AmerisourceBergen Corp.	2,741	242,578
AMN Healthcare Services, Inc. (a)	663	26,918
Anthem, Inc.	4,098	677,727
BioScrip, Inc. (a)	672	1,142
Brookdale Senior Living, Inc. (a)	2,403	32,272
Capital Senior Living Corp. (a)	397	5,582
Cardinal Health, Inc.	5,009	408,484
Centene Corp. (a)	2,629	187,343
Chemed Corp.	266	48,596
Cigna Corp.	3,989	584,349
Community Health Systems, Inc. (a)	1,741	15,443
CorVel Corp. (a)	802	34,887

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

DaVita, Inc. (a)	2,667	$181,276
Diplomat Pharmacy, Inc. (a)	595	9,490
Ensign Group, Inc.	568	10,678
Envision Healthcare Corp. (a)	1,804	110,621
Express Scripts Holding Co. (a)	10,111	666,416
HCA Holdings, Inc. (a)	4,803	427,419
HealthEquity, Inc. (a)	556	23,602
HealthSouth Corp.	1,307	55,953
Henry Schein, Inc. (a)	1,281	217,732
Humana, Inc.	2,335	481,337
Kindred Healthcare, Inc.	984	8,216
Laboratory Corp. of America Holdings (a)	1,592	228,404
Landauer, Inc.	131	6,386
LHC Group, Inc. (a)	131	7,061
LifePoint Health, Inc. (a)	663	43,426
Magellan Health, Inc. (a)	397	27,413
McKesson Corp.	3,479	515,797
MEDNAX, Inc. (a)	1,458	101,156
Molina Healthcare, Inc. (a)	674	30,734
National HealthCare Corp.	131	9,340
Owens & Minor, Inc.	933	32,282
Patterson Cos., Inc.	1,278	57,804
PharMerica Corp. (a)	397	9,290
Premier, Inc. Class A (a)	493	15,692
Providence Service Corp. (a)	802	35,641
Quest Diagnostics, Inc.	2,329	228,685
Quorum Health Corp. (a)	407	2,214
Select Medical Holdings Corp. (a)	2,066	27,581
Tenet Healthcare Corp. (a)	1,460	25,857
Tivity Health, Inc. (a)	391	11,378
Triple-S Management Corp. Class B (a)	399	7,010
UnitedHealth Group, Inc.	14,670	2,405,973
Universal American Corp. (a)	606	6,042
Universal Health Services, Inc. Class B	1,327	165,145
US Physical Therapy, Inc.	131	8,554
VCA, Inc. (a)	1,281	117,211
WellCare Health Plans, Inc. (a)	671	94,081

		9,458,520

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	2,592	32,867
athenahealth, Inc. (a)	650	73,249
Cerner Corp. (a)	4,401	258,999
Computer Programs & Systems, Inc. (b)	131	3,668
HealthStream, Inc. (a)	340	8,238
HMS Holdings Corp. (a)	1,279	26,002
Inovalon Holdings, Inc. Class A (a) (b)	1,597	20,122
Medidata Solutions, Inc. (a)	870	50,190
Omnicell, Inc. (a)	532	21,626
Quality Systems, Inc. (a)	606	9,235
Veeva Systems, Inc. Class A (a)	1,408	72,202
Vocera Communications, Inc. (a)	340	8,442

		584,840

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	3,794	139,885
Belmond, Ltd. Class A (a)	1,410	17,061
Biglari Holdings, Inc. (a)	58	25,055
BJ’s Restaurants, Inc. (a)	399	16,120

Bloomin’ Brands, Inc.	1,895	37,388
Bob Evans Farms, Inc.	395	25,624
Boyd Gaming Corp. (a)	872	19,193
Brinker International, Inc.	1,091	47,960
Buffalo Wild Wings, Inc. (a)	266	40,631
Caesars Entertainment Corp. (a) (b)	532	5,081
Carnival Corp.	6,498	382,797
Cheesecake Factory, Inc.	787	49,864
Chipotle Mexican Grill, Inc. (a)	471	209,840
Choice Hotels International, Inc.	397	24,852
Churchill Downs, Inc.	205	32,564
Chuy’s Holdings, Inc. (a)	266	7,927
ClubCorp Holdings, Inc.	692	11,107
Cracker Barrel Old Country Store, Inc. (b)	342	54,463
Darden Restaurants, Inc.	1,928	161,316
Dave & Buster’s Entertainment, Inc. (a)	1,112	67,932
Del Frisco’s Restaurant Group, Inc. (a)	101	1,823
Denny’s Corp. (a)	1,407	17,404
DineEquity, Inc.	266	14,476
Domino’s Pizza, Inc.	872	160,710
Dunkin’ Brands Group, Inc.	1,607	87,871
Extended Stay America, Inc.	828	13,198
Fiesta Restaurant Group, Inc. (a)	340	8,228
Hilton Grand Vacations, Inc. (a)	777	22,269
Hilton Worldwide Holdings, Inc.	2,592	151,528
Hyatt Hotels Corp. Class A (a)	350	18,893
ILG, Inc.	1,605	33,641
International Game Technology PLC	1,374	32,564
International Speedway Corp. Class A	397	14,669
Jack in the Box, Inc.	589	59,913
Jamba, Inc. (a)	266	2,407
La Quinta Holdings, Inc. (a)	1,415	19,131
Las Vegas Sands Corp.	5,762	328,837
Marcus Corp.	266	8,539
Marriott International, Inc. Class A	5,043	474,950
Marriott Vacations Worldwide Corp.	395	39,472
McDonald’s Corp.	13,015	1,686,874
MGM Resorts International	7,393	202,568
Norwegian Cruise Line Holdings, Ltd. (a)	2,490	126,318
Panera Bread Co. Class A (a)	432	113,128
Papa John’s International, Inc.	397	31,776
Penn National Gaming, Inc. (a)	1,019	18,780
Pinnacle Entertainment, Inc. (a)	815	15,909
Red Robin Gourmet Burgers, Inc. (a)	220	12,859
Royal Caribbean Cruises, Ltd.	2,699	264,799
Ruby Tuesday, Inc. (a)	868	2,439
Ruth’s Hospitality Group, Inc.	532	10,667
Scientific Games Corp. Class A (a)	670	15,845
SeaWorld Entertainment, Inc.	1,003	18,325
Six Flags Entertainment Corp.	933	55,504
Sonic Corp.	872	22,114
Speedway Motorsports, Inc.	101	1,903
Starbucks Corp.	22,583	1,318,621
Texas Roadhouse, Inc.	868	38,652
Vail Resorts, Inc.	532	102,091
Wendy’s Co.	2,926	39,823
Wyndham Worldwide Corp.	2,026	170,771

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Wynn Resorts, Ltd.	1,191	$136,500
Yum China Holdings, Inc. (a)	5,993	163,010
Yum! Brands, Inc.	5,993	382,953
Zoe’s Kitchen, Inc. (a) (b)	290	5,365

		7,844,777

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)	399	4,840
CalAtlantic Group, Inc.	1,096	41,045
Cavco Industries, Inc. (a)	135	15,714
CSS Industries, Inc.	135	3,499
D.R. Horton, Inc.	4,737	157,790
Ethan Allen Interiors, Inc.	399	12,229
Garmin, Ltd.	1,811	92,560
GoPro, Inc. Class A (a) (b)	1,390	12,093
Helen of Troy, Ltd. (a)	471	44,368
Hovnanian Enterprises, Inc. Class A (a)	1,286	2,919
iRobot Corp. (a)	397	26,258
KB Home	671	13,340
La-Z-Boy, Inc.	802	21,654
Leggett & Platt, Inc.	2,100	105,672
Lennar Corp. Class A	2,842	145,482
Libbey, Inc.	340	4,957
M/I Homes, Inc. (a)	399	9,776
MDC Holdings, Inc.	635	19,082
Meritage Homes Corp. (a)	443	16,302
Mohawk Industries, Inc. (a)	916	210,213
NACCO Industries, Inc. Class A	118	8,236
Newell Brands, Inc.	7,979	376,369
NVR, Inc. (a)	58	122,199
PulteGroup, Inc.	5,669	133,505
Taylor Morrison Home Corp. Class A (a)	471	10,042
Tempur Sealy International, Inc. (a) (b)	868	40,327
Toll Brothers, Inc. (a)	2,828	102,119
TopBuild Corp. (a)	581	27,307
TRI Pointe Group, Inc. (a)	1,886	23,650
Tupperware Brands Corp.	802	50,302
Universal Electronics, Inc. (a)	205	14,043
Whirlpool Corp.	1,195	204,739
William Lyon Homes Class A (a)	205	4,227

		2,076,858

HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. Class A (a)	589	20,450
Church & Dwight Co., Inc.	4,053	202,123
Clorox Co.	1,931	260,357
Colgate-Palmolive Co.	13,907	1,017,853
Energizer Holdings, Inc.	1,000	55,750
HRG Group, Inc. (a)	2,258	43,625
Kimberly-Clark Corp.	5,494	723,175
Procter & Gamble Co.	40,454	3,634,792
Spectrum Brands Holdings, Inc.	340	47,263
WD-40 Co.	205	22,335

		6,027,723

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	13,065	146,067
Atlantic Power Corp. (a)	1,724	4,569
Atlantica Yield PLC	1,318	27,625
Calpine Corp. (a)	8,839	97,671

Dynegy, Inc. (a)	2,153	16,923
NRG Energy, Inc.	4,693	87,759
NRG Yield, Inc. Class A	525	9,130
NRG Yield, Inc. Class C	1,455	25,753
Ormat Technologies, Inc.	532	30,366
Pattern Energy Group, Inc.	606	12,199
TerraForm Power, Inc. Class A (a)	1,015	12,555

		470,617

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	9,168	1,754,113
Carlisle Cos., Inc.	933	99,281
General Electric Co.	144,744	4,313,371
Honeywell International, Inc.	11,874	1,482,706
Raven Industries, Inc.	518	15,048
Roper Technologies, Inc.	1,493	308,290

		7,972,809

INSURANCE — 2.9%
Aflac, Inc.	6,253	452,842
Alleghany Corp. (a)	266	163,500
Allied World Assurance Co. Holdings AG	1,607	85,332
Allstate Corp.	6,191	504,505
Ambac Financial Group, Inc. (a)	663	12,504
American Equity Investment Life Holding Co.	933	22,047
American Financial Group, Inc.	1,134	108,206
American International Group, Inc.	16,031	1,000,815
American National Insurance Co.	135	15,934
AMERISAFE, Inc.	266	17,263
AmTrust Financial Services, Inc.	1,150	21,229
Aon PLC	4,222	501,109
Arch Capital Group, Ltd. (a)	1,931	183,001
Argo Group International Holdings, Ltd.	480	32,544
Arthur J Gallagher & Co.	2,379	134,509
Aspen Insurance Holdings, Ltd.	933	48,563
Assurant, Inc.	1,088	104,089
Assured Guaranty, Ltd.	2,857	106,023
Axis Capital Holdings, Ltd.	1,724	115,560
Baldwin & Lyons, Inc. Class B	131	3,203
Brown & Brown, Inc.	1,724	71,925
Chubb, Ltd.	7,198	980,727
Cincinnati Financial Corp.	2,367	171,063
Citizens, Inc. (a)	582	4,324
CNA Financial Corp.	399	17,624
CNO Financial Group, Inc.	3,263	66,891
eHealth, Inc. (a)	206	2,480
Employers Holdings, Inc.	471	17,874
Enstar Group, Ltd. (a)	131	25,060
Erie Indemnity Co. Class A	399	48,957
Everest Re Group, Ltd.	761	177,929
FBL Financial Group, Inc. Class A	135	8,836
First American Financial Corp.	1,607	63,123
FNF Group	4,041	157,357
Genworth Financial, Inc. Class A (a)	7,231	29,792
Global Indemnity, Ltd. (a)	131	5,042
Greenlight Capital Re, Ltd. Class A (a)	397	8,774
Hanover Insurance Group, Inc.	609	54,847
Hartford Financial Services Group, Inc.	6,669	320,579

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

HCI Group, Inc.	131	$5,971
Horace Mann Educators Corp.	606	24,876
Infinity Property & Casualty Corp.	131	12,511
Kemper Corp.	663	26,454
Lincoln National Corp.	3,959	259,117
Loews Corp.	4,779	223,514
Maiden Holdings, Ltd.	689	9,646
Markel Corp. (a)	205	200,051
Marsh & McLennan Cos., Inc.	8,127	600,504
MBIA, Inc. (a)	2,107	17,846
Mercury General Corp.	399	24,335
MetLife, Inc.	14,155	747,667
National General Holdings Corp.	556	13,211
National Western Life Group, Inc. Class A	74	22,508
Navigators Group, Inc.	262	14,227
Old Republic International Corp.	3,831	78,459
OneBeacon Insurance Group, Ltd. Class A	340	5,440
Primerica, Inc.	872	71,678
Principal Financial Group, Inc.	4,163	262,727
ProAssurance Corp.	909	54,767
Progressive Corp.	8,870	347,527
Prudential Financial, Inc.	6,915	737,692
Reinsurance Group of America, Inc.	1,048	133,075
RenaissanceRe Holdings, Ltd.	792	114,563
RLI Corp.	601	36,072
Safety Insurance Group, Inc.	205	14,370
Selective Insurance Group, Inc.	802	37,814
State Auto Financial Corp.	205	5,627
Stewart Information Services Corp.	316	13,961
Third Point Reinsurance, Ltd. (a)	872	10,551
Torchmark Corp.	2,015	155,236
Travelers Cos., Inc.	4,526	545,564
United Fire Group, Inc.	340	14,542
Universal Insurance Holdings, Inc.	397	9,727
Unum Group	3,915	183,574
Validus Holdings, Ltd.	1,543	87,010
White Mountains Insurance Group, Ltd.	91	80,069
WR Berkley Corp.	1,623	114,632
XL Group, Ltd.	4,789	190,890

		11,373,987

INTERNET & CATALOG RETAIL — 2.2%
Amazon.com, Inc. (a)	6,090	5,399,029
Expedia, Inc.	1,855	234,045
FTD Cos., Inc. (a)	297	5,982
Groupon, Inc. (a)	6,145	24,150
HSN, Inc.	533	19,774
Lands’ End, Inc. (a)	222	4,762
Liberty Expedia Holdings, Inc. Class A (a)	932	42,387
Liberty Interactive Corp. QVC Group Class A (a)	8,081	161,782
Liberty TripAdvisor Holdings, Inc. Class A (a)	1,281	18,062
Liberty Ventures Series A (a)	1,448	64,407
Netflix, Inc. (a)	6,452	953,670
Nutrisystem, Inc.	370	20,535
Overstock.com, Inc. (a)	101	1,737

PetMed Express, Inc.	340	6,848
Priceline Group, Inc. (a)	791	1,407,956
Shutterfly, Inc. (a)	606	29,264
Travelport Worldwide, Ltd.	1,519	17,879
TripAdvisor, Inc. (a)	1,925	83,083
Wayfair, Inc. Class A (a) (b)	272	11,013

		8,506,365

INTERNET SOFTWARE & SERVICES — 4.0%
2U, Inc. (a)	409	16,221
Actua Corp. (a)	1,316	18,490
Akamai Technologies, Inc. (a)	2,540	151,638
Alphabet, Inc. Class A (a)	4,557	3,863,425
Alphabet, Inc. Class C (a)	4,668	3,872,386
Angie’s List, Inc. (a)	1,199	6,834
Bankrate, Inc. (a)	663	6,398
Bazaarvoice, Inc. (a)	513	2,206
Benefitfocus, Inc. (a)	401	11,208
Blucora, Inc. (a)	606	10,484
Brightcove, Inc. (a)	307	2,732
ChannelAdvisor Corp. (a)	1,003	11,183
Cimpress NV (a)	471	40,595
CommerceHub, Inc. Series A (a)	256	3,963
CommerceHub, Inc. Series C (a)	508	7,889
Cornerstone OnDemand, Inc. (a)	1,073	41,729
CoStar Group, Inc. (a)	533	110,448
DHI Group, Inc. (a)	606	2,394
eBay, Inc. (a)	16,580	556,591
Endurance International Group Holdings, Inc. (a)	828	6,500
Envestnet, Inc. (a)	674	21,770
Facebook, Inc. Class A (a)	35,316	5,016,638
GoDaddy, Inc. Class A (a)	970	36,763
Gogo, Inc. (a) (b)	872	9,592
GrubHub, Inc. (a)	1,104	36,310
IAC/InterActiveCorp (a)	1,140	84,041
j2 Global, Inc.	663	55,632
Limelight Networks, Inc. (a)	6,184	15,955
Liquidity Services, Inc. (a)	309	2,472
LivePerson, Inc. (a)	775	5,309
LogMeIn, Inc.	1,455	141,862
NIC, Inc.	933	18,847
Pandora Media, Inc. (a)	3,042	35,926
QuinStreet, Inc. (a)	8,349	32,561
Quotient Technology, Inc. (a)	1,455	13,895
RetailMeNot, Inc. (a)	471	3,815
Shutterstock, Inc. (a)	408	16,871
SPS Commerce, Inc. (a)	581	33,983
Stamps.com, Inc. (a)	205	24,262
TechTarget, Inc. (a)	1,852	16,724
Twitter, Inc. (a)	9,784	146,271
VeriSign, Inc. (a)	1,502	130,839
Web.com Group, Inc. (a)	589	11,368
WebMD Health Corp. (a)	768	40,458
XO Group, Inc. (a)	399	6,867
Yahoo!, Inc. (a)	13,934	646,677
Yelp, Inc. (a)	1,207	39,529
Zillow Group, Inc. Class A (a)	650	21,976
Zillow Group, Inc. Class C (a)	1,845	62,121

		15,472,648

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 3.7%
Accenture PLC Class A	9,731	$1,166,552
Acxiom Corp. (a)	1,136	32,342
Alliance Data Systems Corp.	1,021	254,229
Amdocs, Ltd.	2,409	146,925
Automatic Data Processing, Inc.	7,154	732,498
Black Knight Financial Services, Inc. Class A (a)	532	20,376
Blackhawk Network Holdings, Inc. (a)	830	33,698
Booz Allen Hamilton Holding Corp.	1,802	63,773
Broadridge Financial Solutions, Inc.	1,753	119,116
CACI International, Inc. Class A (a)	340	39,882
Cardtronics PLC Class A (a)	663	30,995
Cass Information Systems, Inc.	131	8,659
Cognizant Technology Solutions Corp. Class A (a)	9,225	549,072
Computer Sciences Corp.	2,231	153,961
Conduent, Inc. (a)	3,607	60,525
Convergys Corp.	1,539	32,550
CoreLogic, Inc. (a)	1,410	57,415
CSG Systems International, Inc.	471	17,808
CSRA, Inc.	2,231	65,346
DST Systems, Inc.	604	73,990
EPAM Systems, Inc. (a)	748	56,489
Euronet Worldwide, Inc. (a)	737	63,028
EVERTEC, Inc.	933	14,835
ExlService Holdings, Inc. (a)	471	22,307
Fidelity National Information Services, Inc.	5,044	401,603
First Data Corp. Class A (a)	4,813	74,601
Fiserv, Inc. (a)	3,562	410,734
FleetCor Technologies, Inc. (a)	1,328	201,099
Forrester Research, Inc.	205	8,149
Gartner, Inc. (a)	1,407	151,942
Genpact, Ltd.	2,460	60,910
Global Payments, Inc.	2,626	211,866
International Business Machines Corp.	13,626	2,372,832
Jack Henry & Associates, Inc.	1,260	117,306
Leidos Holdings, Inc.	2,364	120,895
ManTech International Corp. Class A	399	13,817
MasterCard, Inc. Class A	15,181	1,707,407
MAXIMUS, Inc.	1,003	62,387
MoneyGram International, Inc. (a)	260	4,371
NeuStar, Inc. Class A (a)	933	30,929
Paychex, Inc.	4,783	281,719
PayPal Holdings, Inc. (a)	18,460	794,149
Perficient, Inc. (a)	471	8,177
Sabre Corp.	3,230	68,444
Science Applications International Corp.	611	45,458
ServiceSource International, Inc. (a)	868	3,368
Sykes Enterprises, Inc. (a)	606	17,816
Syntel, Inc.	424	7,136
TeleTech Holdings, Inc.	340	10,064
Teradata Corp. (a)	2,425	75,466
Total System Services, Inc.	2,380	127,235
Unisys Corp. (a)	652	9,095
Vantiv, Inc. Class A (a)	2,277	146,001
Virtusa Corp. (a)	364	11,000
Visa, Inc. Class A	29,626	2,632,863

Western Union Co.	8,223	167,338
WEX, Inc. (a)	606	62,721

		14,235,269

LEISURE EQUIPMENT & PRODUCTS — 0.1%
American Outdoor Brands Corp. (a) (b)	933	18,483
Brunswick Corp.	1,367	83,660
Callaway Golf Co.	1,064	11,779
Hasbro, Inc.	1,679	167,598
JAKKS Pacific, Inc. (a) (b)	206	1,133
Mattel, Inc.	5,097	130,534
Nautilus, Inc. (a)	471	8,596
Polaris Industries, Inc. (b)	933	78,185
Sturm Ruger & Co., Inc. (b)	266	14,244
Vista Outdoor, Inc. (a)	934	19,231

		533,443

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	5,146	272,069
Albany Molecular Research, Inc. (a)	340	4,770
Bio-Rad Laboratories, Inc. Class A (a)	340	67,776
Bio-Techne Corp.	545	55,399
Bruker Corp.	1,589	37,071
Cambrex Corp. (a)	397	21,855
Charles River Laboratories International, Inc. (a)	743	66,833
Fluidigm Corp. (a)	399	2,270
Illumina, Inc. (a)	2,283	389,571
INC Research Holdings, Inc. Class A (a)	600	27,510
Luminex Corp.	568	10,434
Mettler-Toledo International, Inc. (a)	473	226,525
PAREXEL International Corp. (a)	872	55,032
PerkinElmer, Inc.	1,633	94,812
PRA Health Sciences, Inc. (a)	272	17,743
QIAGEN NV	3,265	94,587
Quintiles IMS Holdings, Inc. (a)	1,895	152,604
Thermo Fisher Scientific, Inc.	6,085	934,656
VWR Corp. (a)	692	19,514
Waters Corp. (a)	1,282	200,390

		2,751,421

MACHINERY — 1.9%
Actuant Corp. Class A	1,064	28,036
AGCO Corp.	1,452	87,381
Alamo Group, Inc.	135	10,286
Albany International Corp. Class A	397	18,282
Allison Transmission Holdings, Inc.	2,684	96,785
Altra Industrial Motion Corp.	397	15,463
American Railcar Industries, Inc. (b)	131	5,384
Astec Industries, Inc.	340	20,908
Barnes Group, Inc.	802	41,175
Briggs & Stratton Corp.	663	14,884
Caterpillar, Inc.	8,921	827,512
Chart Industries, Inc. (a)	536	18,728
CIRCOR International, Inc.	266	15,811
Colfax Corp. (a)	1,612	63,287
Columbus McKinnon Corp.	266	6,602
Crane Co.	707	52,905
Cummins, Inc.	2,465	372,708
Deere & Co.	4,904	533,849
Donaldson Co., Inc.	2,153	98,005

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Douglas Dynamics, Inc.	340	$10,421
Dover Corp.	2,568	206,339
EnPro Industries, Inc.	761	54,153
ESCO Technologies, Inc.	399	23,182
Federal Signal Corp.	955	13,189
Flowserve Corp.	2,150	104,103
Fortive Corp.	4,697	282,853
Franklin Electric Co., Inc.	663	28,542
FreightCar America, Inc.	101	1,266
Gorman-Rupp Co.	265	8,321
Graco, Inc.	933	87,833
Graham Corp.	101	2,323
Greenbrier Cos., Inc. (b)	399	17,197
Harsco Corp. (a)	1,078	13,744
Hillenbrand, Inc.	802	28,752
Hurco Cos., Inc.	135	4,198
Hyster-Yale Materials Handling, Inc.	149	8,402
IDEX Corp.	1,240	115,952
Illinois Tool Works, Inc.	4,612	610,952
Ingersoll-Rand PLC	4,265	346,830
ITT, Inc.	1,325	54,351
John Bean Technologies Corp.	441	38,786
Joy Global, Inc.	1,568	44,296
Kadant, Inc.	131	7,775
Kennametal, Inc.	1,134	44,487
Lincoln Electric Holdings, Inc.	1,236	107,359
Lindsay Corp.	205	18,065
Lydall, Inc. (a)	266	14,258
Manitowoc Co., Inc. (a)	1,929	10,995
Meritor, Inc. (a)	1,458	24,976
Middleby Corp. (a)	935	127,581
Mueller Industries, Inc.	871	29,814
Mueller Water Products, Inc. Class A	2,279	26,938
Navistar International Corp. (a)	823	20,262
Nordson Corp.	933	114,610
Oshkosh Corp.	1,326	90,950
PACCAR, Inc.	5,298	356,026
Parker-Hannifin Corp.	2,189	350,940
Pentair PLC	2,955	185,515
Proto Labs, Inc. (a)	266	13,593
RBC Bearings, Inc. (a)	340	33,011
Rexnord Corp. (a)	1,139	26,288
Snap-on, Inc.	872	147,080
SPX Corp. (a)	699	16,951
SPX FLOW, Inc. (a)	699	24,262
Standex International Corp.	205	20,531
Stanley Black & Decker, Inc.	2,410	320,217
Sun Hydraulics Corp.	340	12,277
Tennant Co.	266	19,325
Terex Corp.	1,611	50,585
Timken Co.	1,063	48,048
Titan International, Inc.	798	8,251
Toro Co.	1,754	109,555
TriMas Corp. (a)	804	16,683
Trinity Industries, Inc.	2,335	61,994
Wabash National Corp.	1,003	20,752
WABCO Holdings, Inc. (a)	848	99,572
Wabtec Corp.	1,410	109,980
Watts Water Technologies, Inc. Class A	392	24,441

Welbilt, Inc. (a)	1,929	37,866
Woodward, Inc.	1,003	68,124
Xylem, Inc.	2,719	136,548

		7,390,461

MARINE — 0.0% (d)
Kirby Corp. (a)	872	61,519
Matson, Inc.	589	18,707

		80,226

MEDIA — 3.2%
AMC Entertainment Holdings, Inc. Class A	336	10,567
AMC Networks, Inc. Class A (a)	874	51,286
Cable One, Inc.	74	46,211
CBS Corp. Class B	6,280	435,581
Central European Media Enterprises, Ltd. Class A (a)	1,136	3,522
Charter Communications, Inc. Class A (a)	3,097	1,013,710
Cinemark Holdings, Inc.	1,669	74,003
Clear Channel Outdoor Holdings, Inc. Class A	456	2,759
Comcast Corp. Class A	74,948	2,817,295
Discovery Communications, Inc. Class A (a)	2,375	69,089
Discovery Communications, Inc. Class C (a)	4,424	125,243
DISH Network Corp. Class A (a)	3,327	211,231
Entercom Communications Corp. Class A	399	5,706
Entravision Communications Corp. Class A	798	4,948
Eros International PLC (a) (b)	665	6,850
EW Scripps Co. Class A (a)	803	18,822
Gannett Co., Inc.	1,679	14,070
Global Eagle Entertainment, Inc. (a)	1,844	5,882
Gray Television, Inc. (a)	737	10,687
IMAX Corp. (a)	964	32,776
Interpublic Group of Cos., Inc.	6,293	154,619
John Wiley & Sons, Inc. Class A	663	35,669
Liberty Broadband Corp. Class A (a)	363	30,888
Liberty Broadband Corp. Class C (a)	1,628	140,659
Liberty Media Corp.-Liberty Formula One Class A (a)	365	11,936
Liberty Media Corp.-Liberty Braves Class A (a)	144	3,447
Liberty Media Corp.-Liberty Braves Class C (a)	503	11,896
Liberty Media Corp.-Liberty Formula One Class C (a)	718	24,520
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,483	57,718
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,885	111,880
Lions Gate Entertainment Corp. Class A	597	15,856
Lions Gate Entertainment Corp. Class B (a)	1,747	42,592
Live Nation Entertainment, Inc. (a)	2,026	61,530
Loral Space & Communications, Inc. (a)	205	8,077

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Madison Square Garden Co. Class A (a)	295	$58,914
MDC Partners, Inc. Class A	529	4,973
Media General, Inc. (CVR) (f)	1,318	2,504
Meredith Corp.	532	34,367
MSG Networks, Inc. Class A (a)	874	20,408
National CineMedia, Inc.	872	11,013
New Media Investment Group, Inc.	740	10,515
New York Times Co. Class A	1,803	25,963
News Corp. Class A	7,287	94,731
News Corp. Class B	1,796	24,246
Nexstar Media Group, Inc.	549	38,512
Omnicom Group, Inc.	3,960	341,392
Regal Entertainment Group Class A	1,195	26,983
Scholastic Corp.	399	16,985
Scripps Networks Interactive, Inc. Class A	1,625	127,351
Sinclair Broadcast Group, Inc. Class A	1,003	40,622
Sirius XM Holdings, Inc. (b)	34,170	175,976
TEGNA, Inc.	3,367	86,263
Thomson Reuters Corp.	4,678	202,230
Time Warner, Inc.	12,483	1,219,714
Time, Inc.	1,669	32,295
Tribune Media Co. Class A	1,239	46,178
Twenty-First Century Fox, Inc. Class A	17,176	556,331
Twenty-First Century Fox, Inc. Class B	7,158	227,481
Viacom, Inc. Class B	5,216	243,170
Walt Disney Co.	25,185	2,855,727
World Wrestling Entertainment, Inc. Class A	397	8,821

		12,205,190

METALS & MINING — 0.5%
AK Steel Holding Corp. (a)	4,803	34,534
Alcoa Corp.	2,134	73,410
Allegheny Technologies, Inc.	1,540	27,658
Carpenter Technology Corp.	663	24,730
Century Aluminum Co. (a)	732	9,289
Cliffs Natural Resources, Inc. (a)	2,278	18,702
Coeur Mining, Inc. (a)	2,740	22,139
Commercial Metals Co.	1,722	32,942
Compass Minerals International, Inc.	471	31,957
Ferroglobe PLC	929	9,597
Ferroglobe Representation & Warranty Insurance Trust (e)	929	—
Freeport-McMoRan, Inc. (a)	22,760	304,074
Haynes International, Inc.	131	4,994
Hecla Mining Co.	4,868	25,752
Kaiser Aluminum Corp.	266	21,253
Materion Corp.	319	10,702
Newmont Mining Corp.	8,429	277,820
Nucor Corp.	4,686	279,848
Reliance Steel & Aluminum Co.	1,150	92,023
Royal Gold, Inc.	933	65,357
Schnitzer Steel Industries, Inc. Class A	410	8,467
Southern Copper Corp.	2,332	83,696
Steel Dynamics, Inc.	3,257	113,213
Stillwater Mining Co. (a)	1,724	29,773
SunCoke Energy, Inc. (a)	1,013	9,076
Tahoe Resources, Inc.	5,211	41,844
TimkenSteel Corp. (a)	648	12,254

United States Steel Corp.	2,107	71,238
Worthington Industries, Inc.	749	33,772

		1,770,114

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT	5,670	112,776

MULTI-UTILITIES — 0.9%
Ameren Corp.	3,571	194,941
Avista Corp.	1,268	49,515
Black Hills Corp.	777	51,647
CenterPoint Energy, Inc.	6,277	173,057
CMS Energy Corp.	3,944	176,455
Consolidated Edison, Inc.	4,749	368,807
Dominion Resources, Inc.	9,522	738,622
DTE Energy Co.	2,801	286,010
MDU Resources Group, Inc.	3,584	98,094
NiSource, Inc.	5,262	125,183
NorthWestern Corp.	872	51,186
Public Service Enterprise Group, Inc.	7,833	347,394
SCANA Corp.	2,335	152,592
Sempra Energy	3,876	428,298
Unitil Corp.	1,022	46,021
Vectren Corp.	1,195	70,039
WEC Energy Group, Inc.	4,913	297,875

		3,655,736

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	839	40,843
Dillard’s, Inc. Class A	364	19,015
Dollar General Corp.	4,395	306,463
Dollar Tree, Inc. (a)	3,607	283,005
Fred’s, Inc. Class A (b)	532	6,969
JC Penney Co., Inc. (a)	4,404	27,129
Kohl’s Corp.	3,324	132,328
Macy’s, Inc.	5,049	149,652
Nordstrom, Inc.	2,115	98,496
Sears Holdings Corp. (a) (b)	622	7,147
Target Corp.	9,518	525,298
Tuesday Morning Corp. (a)	582	2,183

		1,598,528

OIL, GAS & CONSUMABLE FUELS — 5.0%
Adams Resources & Energy, Inc.	35	1,307
Alon USA Energy, Inc.	340	4,145
Anadarko Petroleum Corp.	9,271	574,802
Antero Resources Corp. (a)	2,538	57,892
Apache Corp.	5,795	297,805
Bill Barrett Corp. (a)	737	3,353
Cabot Oil & Gas Corp.	7,063	168,876
California Resources Corp. (a)	541	8,137
Callon Petroleum Co. (a)	4,426	58,246
Carrizo Oil & Gas, Inc. (a)	878	25,163
Cheniere Energy, Inc. (a)	3,539	167,289
Chesapeake Energy Corp. (a) (b)	8,484	50,395
Chevron Corp.	29,224	3,137,781
Cimarex Energy Co.	1,561	186,524
Clayton Williams Energy, Inc. (a)	83	10,963
Clean Energy Fuels Corp. (a)	1,003	2,558
Cobalt International Energy, Inc. (a)	5,129	2,736
Concho Resources, Inc. (a)	2,122	272,338

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ConocoPhillips	19,232	$959,100
CONSOL Energy, Inc.	3,349	56,196
Continental Resources, Inc. (a)	1,474	66,949
CVR Energy, Inc. (b)	205	4,116
Delek US Holdings, Inc.	868	21,066
Denbury Resources, Inc. (a)	5,439	14,033
Devon Energy Corp.	8,056	336,096
DHT Holdings, Inc.	1,374	6,142
Diamondback Energy, Inc. (a)	1,672	173,411
Energen Corp. (a)	1,584	86,233
EOG Resources, Inc.	8,533	832,394
EP Energy Corp. Class A (a) (b)	890	4,228
EQT Corp.	2,703	165,153
EXCO Resources, Inc. (a) (b)	1,953	1,211
Exxon Mobil Corp.	65,214	5,348,200
GasLog, Ltd.	399	6,125
Golar LNG, Ltd.	1,280	35,750
Green Plains, Inc.	399	9,875
Gulfport Energy Corp. (a)	3,382	58,137
Hess Corp.	4,221	203,494
HollyFrontier Corp.	3,014	85,417
Kinder Morgan, Inc.	29,866	649,287
Kosmos Energy, Ltd. (a)	3,921	26,114
Laredo Petroleum, Inc. (a)	2,290	33,434
Marathon Oil Corp.	13,116	207,233
Marathon Petroleum Corp.	8,030	405,836
Matador Resources Co. (a)	1,565	37,231
Murphy Oil Corp.	2,806	80,224
Newfield Exploration Co. (a)	3,090	114,052
Noble Energy, Inc.	6,539	224,549
Nordic American Tankers, Ltd. (b)	996	8,147
Northern Oil and Gas, Inc. (a)	929	2,415
Oasis Petroleum, Inc. (a)	3,287	46,873
Occidental Petroleum Corp.	11,775	746,064
ONEOK, Inc.	3,376	187,165
Panhandle Oil and Gas, Inc. Class A	867	16,646
Parsley Energy, Inc. Class A (a)	3,528	114,695
PBF Energy, Inc. Class A	1,410	31,260
PDC Energy, Inc. (a)	1,173	73,137
Phillips 66	6,956	551,054
Pioneer Natural Resources Co.	2,586	481,591
QEP Resources, Inc. (a)	3,501	44,498
Range Resources Corp.	3,269	95,128
Renewable Energy Group, Inc. (a)	340	3,553
REX American Resources Corp. (a)	135	12,216
Rice Energy, Inc. (a)	3,080	72,996
RSP Permian, Inc. (a)	1,488	61,648
Sanchez Energy Corp. (a) (b)	827	7,890
Scorpio Tankers, Inc.	3,328	14,776
SemGroup Corp. Class A	1,059	38,124
Ship Finance International, Ltd.	737	10,834
SM Energy Co.	1,706	40,978
Southwestern Energy Co. (a)	7,901	64,551
SRC Energy, Inc. (a)	4,251	35,878
Targa Resources Corp.	2,628	157,417
Teekay Corp.	606	5,545
Teekay Tankers, Ltd. Class A	1,459	2,991
Tesoro Corp.	2,019	163,660
Valero Energy Corp.	7,232	479,409

Western Refining, Inc.	1,198	42,014
Whiting Petroleum Corp. (a)	3,391	32,079
Williams Cos., Inc.	12,213	361,383
World Fuel Services Corp.	1,064	38,570
WPX Energy, Inc. (a)	5,658	75,761

		19,402,542

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	613	16,367
Clearwater Paper Corp. (a)	340	19,040
Deltic Timber Corp.	131	10,234
Domtar Corp.	978	35,716
KapStone Paper and Packaging Corp.	1,136	26,242
Louisiana-Pacific Corp. (a)	2,102	52,172
Neenah Paper, Inc.	205	15,313
PH Glatfelter Co.	589	12,805
Schweitzer-Mauduit International, Inc.	471	19,509

		207,398

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	6,378	28,063
Coty, Inc. Class A	6,928	125,605
Edgewell Personal Care Co. (a)	1,000	73,140
Estee Lauder Cos., Inc. Class A	3,409	289,049
Herbalife, Ltd. (a) (b)	1,265	73,547
Inter Parfums, Inc.	266	9,722
Medifast, Inc.	205	9,096
Nu Skin Enterprises, Inc. Class A	872	48,431
Revlon, Inc. Class A (a)	131	3,648
USANA Health Sciences, Inc. (a)	270	15,552

		675,853

PHARMACEUTICALS — 4.3%
Akorn, Inc. (a)	1,408	33,905
Allergan PLC	5,251	1,254,569
Bristol-Myers Squibb Co.	26,804	1,457,602
Catalent, Inc. (a)	2,107	59,670
Cempra, Inc. (a)	1,108	4,155
Depomed, Inc. (a)	872	10,944
Eli Lilly & Co.	15,637	1,315,228
Endo International PLC (a)	3,434	38,323
Horizon Pharma PLC (a)	2,499	36,935
Impax Laboratories, Inc. (a)	1,003	12,688
Innoviva, Inc. (a)	1,365	18,878
Intra-Cellular Therapies, Inc. (a)	568	9,230
Johnson & Johnson	43,164	5,376,076
Lannett Co., Inc. (a) (b)	266	5,945
Mallinckrodt PLC (a)	1,721	76,705
Medicines Co. (a)	1,150	56,235
Merck & Co., Inc.	43,936	2,791,693
Mylan NV (a)	7,439	290,047
Nektar Therapeutics (a)	2,611	61,280
Omeros Corp. (a) (b)	556	8,407
Pacira Pharmaceuticals, Inc. (a)	533	24,305
Perrigo Co. PLC.	2,269	150,639
Pfizer, Inc.	93,354	3,193,640
Phibro Animal Health Corp. Class A	266	7,475
Prestige Brands Holdings, Inc. (a)	737	40,948
Revance Therapeutics, Inc. (a)	266	5,533
SciClone Pharmaceuticals, Inc. (a)	856	8,389
Tetraphase Pharmaceuticals, Inc. (a)	318	2,922

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TherapeuticsMD, Inc. (a) (b)	4,341	$31,255
Theravance Biopharma, Inc. (a)	932	34,316
Zoetis, Inc.	7,303	389,761

		16,807,698

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	737	4,238
Advisory Board Co. (a)	532	24,898
Barrett Business Services, Inc.	135	7,374
CBIZ, Inc. (a)	606	8,211
CEB, Inc.	471	37,021
CRA International, Inc.	101	3,568
Dun & Bradstreet Corp.	604	65,196
Equifax, Inc.	1,768	241,756
Exponent, Inc.	398	23,701
FTI Consulting, Inc. (a)	606	24,949
Heidrick & Struggles International, Inc.	1,459	38,445
Huron Consulting Group, Inc. (a)	340	14,314
ICF International, Inc. (a)	266	10,986
Insperity, Inc.	340	30,141
Kelly Services, Inc. Class A	397	8,678
Kforce, Inc.	397	9,429
Korn/Ferry International	737	23,208
ManpowerGroup, Inc.	1,107	113,545
Mistras Group, Inc. (a)	205	4,383
Navigant Consulting, Inc. (a)	737	16,848
Nielsen Holdings PLC	5,506	227,453
On Assignment, Inc. (a)	663	32,175
Resources Connection, Inc.	306	5,125
Robert Half International, Inc.	2,104	102,738
RPX Corp. (a)	471	5,652
TransUnion (a)	532	20,402
TriNet Group, Inc. (a)	556	16,068
TrueBlue, Inc. (a)	606	16,574
Verisk Analytics, Inc. (a)	2,535	205,690
WageWorks, Inc. (a)	659	47,646

		1,390,412

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust	802	24,108
AG Mortgage Investment Trust, Inc. REIT	397	7,166
Agree Realty Corp. REIT	442	21,198
Alexander’s, Inc. REIT	74	31,958
Alexandria Real Estate Equities, Inc.	1,064	117,593
Altisource Residential Corp. REIT	889	13,557
American Assets Trust, Inc. REIT	957	40,041
American Campus Communities, Inc.	2,057	97,893
American Homes 4 Rent Class A	2,273	52,188
American Tower Corp. REIT	6,491	788,916
Annaly Capital Management, Inc.	15,551	172,772
Anworth Mortgage Asset Corp. REIT	2,140	11,877
Apartment Investment & Management Co. Class A REIT	2,142	94,998
Apollo Commercial Real Estate Finance, Inc. REIT	681	12,810
Apple Hospitality REIT, Inc.	2,759	52,697
Armada Hoffler Properties, Inc. REIT	503	6,987
ARMOUR Residential REIT, Inc.	688	15,624
Ashford Hospitality Prime, Inc.	1,049	11,130

Ashford Hospitality Trust, Inc. REIT	774	4,930
AvalonBay Communities, Inc. REIT	2,056	377,482
Boston Properties, Inc. REIT	2,339	309,707
Brandywine Realty Trust	2,332	37,848
Brixmor Property Group, Inc.	2,625	56,332
Camden Property Trust	1,265	101,782
Capstead Mortgage Corp. REIT	1,499	15,799
Care Capital Properties, Inc.	1,193	32,056
CareTrust REIT, Inc.	1,825	30,697
CBL & Associates Properties, Inc.	2,336	22,285
Cedar Realty Trust, Inc.	4,192	21,044
Chatham Lodging Trust REIT	1,592	31,442
Chesapeake Lodging Trust	1,580	37,857
Chimera Investment Corp.	3,031	61,166
Colony Starwood Homes	1,076	36,530
Columbia Property Trust, Inc.	1,885	41,941
CoreSite Realty Corp. REIT	449	40,432
Corporate Office Properties Trust	1,282	42,434
Crown Castle International Corp. REIT	5,216	492,651
CubeSmart REIT	3,283	85,227
CyrusOne, Inc. REIT	958	49,308
CYS Investments, Inc. REIT	2,600	20,670
DCT Industrial Trust, Inc. REIT	1,325	63,759
DDR Corp. REIT	4,751	59,530
DiamondRock Hospitality Co.	2,869	31,989
Digital Realty Trust, Inc. REIT	2,759	293,530
Douglas Emmett, Inc.	2,144	82,330
Duke Realty Corp.	5,134	134,870
DuPont Fabros Technology, Inc. REIT	1,056	52,367
Dynex Capital, Inc. REIT	798	5,658
EastGroup Properties, Inc.	397	29,191
Education Realty Trust, Inc.	1,091	44,567
Empire State Realty Trust, Inc. Class A	1,719	35,480
EPR Properties	878	64,647
Equinix, Inc. REIT	1,115	446,413
Equity Commonwealth (a)	1,724	53,823
Equity LifeStyle Properties, Inc.	1,279	98,560
Equity Residential REIT	5,717	355,712
Essex Property Trust, Inc. REIT	1,053	243,801
Extra Space Storage, Inc. REIT	1,899	141,267
Federal Realty Investment Trust REIT	1,065	142,177
FelCor Lodging Trust, Inc.	1,882	14,134
First Industrial Realty Trust, Inc. REIT	1,607	42,794
First Potomac Realty Trust	3,062	31,477
Forest City Realty Trust, Inc. Class A	3,357	73,115
Four Corners Property Trust, Inc. REIT	2,456	56,070
Franklin Street Properties Corp. REIT	3,013	36,578
Gaming and Leisure Properties, Inc.	2,873	96,016
GEO Group, Inc. REIT	1,064	49,338
Getty Realty Corp.	749	18,927
GGP, Inc. REIT	8,742	202,640
Gladstone Commercial Corp.	2,339	48,347
Global Net Lease, Inc. REIT	2,455	59,116
Government Properties Income Trust REIT	1,363	28,528
Gramercy Property Trust REIT	2,475	65,092
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,187	23,977
HCP, Inc. REIT	6,915	216,301

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Healthcare Realty Trust, Inc. REIT	1,697	$55,153
Healthcare Trust of America, Inc. Class A	1,911	60,120
Hersha Hospitality Trust	736	13,829
Highwoods Properties, Inc.	1,546	75,955
Hospitality Properties Trust	2,454	77,375
Host Hotels & Resorts, Inc. REIT	10,941	204,159
Hudson Pacific Properties, Inc. REIT	1,472	50,990
InfraREIT, Inc. (a)	272	4,896
Invesco Mortgage Capital, Inc. REIT	2,010	30,994
Investors Real Estate Trust	4,357	25,837
Iron Mountain, Inc. REIT	3,993	142,430
iStar, Inc. (a)	1,280	15,104
Kilroy Realty Corp. REIT	1,352	97,452
Kimco Realty Corp. REIT	5,978	132,054
Kite Realty Group Trust REIT	1,541	33,132
Ladder Capital Corp. REIT	611	8,823
Lamar Advertising Co. Class A	1,149	85,876
LaSalle Hotel Properties	1,756	50,836
Lexington Realty Trust REIT	3,047	30,409
Liberty Property Trust REIT	2,102	81,032
Life Storage, Inc. REIT	674	55,349
LTC Properties, Inc.	532	25,483
Macerich Co. REIT	2,276	146,574
Mack-Cali Realty Corp. REIT	1,327	35,749
Medical Properties Trust, Inc. REIT	7,488	96,520
MFA Financial, Inc.	5,346	43,196
Mid-America Apartment Communities, Inc. REIT	1,694	172,348
Monmouth Real Estate Investment Corp.	1,543	22,019
Monogram Residential Trust, Inc.	2,470	24,626
MTGE Investment Corp. REIT	872	14,606
National Health Investors, Inc. REIT	534	38,784
National Retail Properties, Inc.	1,986	86,629
New Residential Investment Corp. REIT	3,522	59,804
New Senior Investment Group, Inc. REIT	964	9,833
New York Mortgage Trust, Inc. REIT	929	5,732
New York REIT, Inc.	61	591
NorthStar Realty Europe Corp. REIT	846	9,805
Omega Healthcare Investors, Inc.	2,683	88,512
One Liberty Properties, Inc.	1,547	36,138
Outfront Media, Inc.	2,109	55,994
Paramount Group, Inc. REIT	2,279	36,943
Park Hotels & Resorts, Inc. REIT	1,691	43,408
Pebblebrook Hotel Trust	868	25,354
Pennsylvania Real Estate Investment Trust	1,019	15,428
PennyMac Mortgage Investment Trust REIT	1,281	22,738
Physicians Realty Trust REIT	2,976	59,133
Piedmont Office Realty Trust, Inc. Class A	2,460	52,595
Potlatch Corp. REIT	606	27,694
Prologis, Inc. REIT	7,778	403,523
PS Business Parks, Inc. REIT	399	45,789
Public Storage REIT	2,278	498,677
QTS Realty Trust, Inc. Class A, REIT	709	34,564
RAIT Financial Trust	3,253	10,410

Ramco-Gershenson Properties Trust	1,617	22,670
Rayonier, Inc.	1,882	53,336
Realty Income Corp. REIT	3,954	235,382
Redwood Trust, Inc. REIT	1,195	19,849
Regency Centers Corp.	2,026	134,506
Resource Capital Corp. REIT	470	4,592
Retail Opportunity Investments Corp. REIT	1,500	31,545
Retail Properties of America, Inc. Class A	3,478	50,153
Rexford Industrial Realty, Inc.	2,672	60,173
RLJ Lodging Trust REIT	1,804	42,412
Ryman Hospitality Properties, Inc.	653	40,375
Sabra Health Care REIT, Inc.	1,198	33,460
Saul Centers, Inc. REIT	534	32,905
SBA Communications Corp. REIT (a)	1,882	226,536
Select Income REIT	1,325	34,172
Senior Housing Properties Trust	3,303	66,886
Seritage Growth Properties Class A REIT (b)	400	17,260
Silver Bay Realty Trust Corp. REIT	1,315	28,233
Simon Property Group, Inc. REIT	4,709	810,089
SL Green Realty Corp. REIT	1,539	164,088
Spirit Realty Capital, Inc. REIT	7,263	73,574
STAG Industrial, Inc. REIT	1,432	35,829
Starwood Property Trust, Inc.	3,175	71,691
STORE Capital Corp.	2,331	55,664
Summit Hotel Properties, Inc. REIT	2,875	45,943
Sun Communities, Inc. REIT	978	78,563
Sunstone Hotel Investors, Inc. REIT	3,408	52,245
Tanger Factory Outlet Centers, Inc.	1,327	43,486
Taubman Centers, Inc.	933	61,597
Terreno Realty Corp.	934	26,152
Two Harbors Investment Corp.	5,409	51,872
UDR, Inc. REIT	4,050	146,853
Universal Health Realty Income Trust REIT	650	41,925
Urban Edge Properties	1,371	36,057
Urstadt Biddle Properties, Inc. Class A, REIT	1,200	24,672
Ventas, Inc. REIT	5,042	327,932
VEREIT, Inc.	19,630	166,659
Vornado Realty Trust REIT	2,756	276,454
Washington Prime Group, Inc. REIT	2,714	23,585
Washington Real Estate Investment Trust	1,003	31,374
Weingarten Realty Investors REIT	1,756	58,633
Welltower, Inc. REIT	5,426	384,269
Western Asset Mortgage Capital Corp.	427	4,172
Weyerhaeuser Co. REIT	12,222	415,304
WP Carey, Inc.	1,558	96,939
Xenia Hotels & Resorts, Inc. REIT	1,666	28,439

		15,314,763

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	589	26,222
Altisource Portfolio Solutions SA (a) (b)	205	7,544
CBRE Group, Inc. Class A (a)	4,118	143,265
Consolidated-Tomoka Land Co.	135	7,228
Forestar Group, Inc. (a)	489	6,675
FRP Holdings, Inc. (a)	135	5,400

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

HFF, Inc. Class A	471	$13,033
Howard Hughes Corp. (a)	606	71,053
Jones Lang LaSalle, Inc.	737	82,139
Kennedy-Wilson Holdings, Inc.	1,279	28,394
Marcus & Millichap, Inc. (a)	266	6,538
Realogy Holdings Corp.	2,118	63,095
RMR Group, Inc. Class A	81	4,010
St. Joe Co. (a)	802	13,674
Tejon Ranch Co. (a)	1,782	39,008

		517,278

ROAD & RAIL — 0.9%
AMERCO	135	51,461
ArcBest Corp.	372	9,672
Avis Budget Group, Inc. (a)	1,582	46,796
Celadon Group, Inc.	340	2,227
CSX Corp.	15,023	699,321
Genesee & Wyoming, Inc. Class A (a)	803	54,492
Heartland Express, Inc.	663	13,293
Hertz Global Holdings, Inc. (a) (b)	1,323	23,205
JB Hunt Transport Services, Inc.	1,409	129,262
Kansas City Southern	1,628	139,617
Knight Transportation, Inc.	872	27,337
Landstar System, Inc.	654	56,015
Marten Transport, Ltd.	399	9,356
Norfolk Southern Corp.	4,698	526,035
Old Dominion Freight Line, Inc.	1,064	91,046
Roadrunner Transportation Systems, Inc. (a)	266	1,827
Ryder System, Inc.	737	55,599
Saia, Inc. (a)	399	17,676
Swift Transportation Co. (a) (b)	1,195	24,545
Union Pacific Corp.	13,041	1,381,303
Werner Enterprises, Inc.	663	17,371
YRC Worldwide, Inc. (a)	771	8,489

		3,385,945

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	606	41,547
Advanced Micro Devices, Inc. (a)	10,665	155,176
Ambarella, Inc. (a)	545	29,817
Amkor Technology, Inc. (a)	3,768	43,671
Analog Devices, Inc.	5,529	453,102
Applied Materials, Inc.	18,229	709,108
Axcelis Technologies, Inc. (a)	401	7,539
Broadcom, Ltd.	5,991	1,311,789
Brooks Automation, Inc.	1,003	22,467
Cabot Microelectronics Corp.	340	26,047
Cavium, Inc. (a)	1,422	101,901
CEVA, Inc. (a)	319	11,325
Cirrus Logic, Inc. (a)	919	55,774
Cohu, Inc.	3,180	58,703
Cree, Inc. (a)	1,712	45,762
Cypress Semiconductor Corp.	4,473	61,548
Diodes, Inc. (a)	532	12,795
Entegris, Inc. (a)	2,068	48,391
Exar Corp. (a)	606	7,884
First Solar, Inc. (a) (b)	1,068	28,943
FormFactor, Inc. (a)	798	9,456

Inphi Corp. (a)	789	38,519
Integrated Device Technology, Inc. (a)	1,931	45,707
Intel Corp.	73,417	2,648,151
IXYS Corp.	3,458	50,314
KLA-Tencor Corp.	2,255	214,383
Kopin Corp. (a)	719	2,948
Lam Research Corp.	2,367	303,828
Lattice Semiconductor Corp. (a)	1,558	10,781
MACOM Technology Solutions Holdings, Inc. (a)	509	24,585
Marvell Technology Group, Ltd.	7,397	112,878
Maxim Integrated Products, Inc.	4,251	191,125
MaxLinear, Inc. (a)	1,892	53,071
Microchip Technology, Inc.	3,714	274,019
Micron Technology, Inc. (a)	15,726	454,481
Microsemi Corp. (a)	2,246	115,736
MKS Instruments, Inc.	786	54,038
Monolithic Power Systems, Inc.	532	48,997
Nanometrics, Inc. (a)	397	12,093
NVE Corp.	74	6,126
NVIDIA Corp.	7,964	867,519
ON Semiconductor Corp. (a)	6,669	103,303
PDF Solutions, Inc. (a)	399	9,025
Photronics, Inc. (a)	868	9,288
Power Integrations, Inc.	397	26,103
Qorvo, Inc. (a)	2,427	166,395
QUALCOMM, Inc.	22,819	1,308,441
Rambus, Inc. (a)	1,627	21,379
Rudolph Technologies, Inc. (a)	471	10,550
Semtech Corp. (a)	1,003	33,901
Silicon Laboratories, Inc. (a)	589	43,321
Skyworks Solutions, Inc.	3,278	321,178
SunPower Corp. (a) (b)	619	3,776
Synaptics, Inc. (a)	601	29,756
Teradyne, Inc.	2,771	86,178
Texas Instruments, Inc.	15,621	1,258,428
Ultratech, Inc. (a)	397	11,759
Veeco Instruments, Inc. (a)	606	18,089
Versum Materials, Inc. (a)	1,597	48,868
Xcerra Corp. (a)	5,669	50,397
Xilinx, Inc.	3,866	223,803
Xperi Corp.	802	27,228

		12,583,210

SOFTWARE — 4.5%
8x8, Inc. (a)	1,368	20,862
ACI Worldwide, Inc. (a)	1,724	36,876
Activision Blizzard, Inc.	8,701	433,832
Adobe Systems, Inc. (a)	7,611	990,419
American Software, Inc. Class A	2,431	24,991
ANSYS, Inc. (a)	1,407	150,366
Aspen Technology, Inc. (a)	1,407	82,900
Autodesk, Inc. (a)	3,308	286,043
Blackbaud, Inc.	663	50,832
Bottomline Technologies de, Inc. (a)	606	14,332
BroadSoft, Inc. (a)	397	15,959
CA, Inc.	4,826	153,081
Cadence Design Systems, Inc. (a)	4,129	129,651
Callidus Software, Inc. (a)	1,452	31,000
CDK Global, Inc.	2,378	154,594

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Citrix Systems, Inc. (a)	2,334	$194,632
CommVault Systems, Inc. (a)	663	33,680
Dell Technologies, Inc. Class V (a)	3,373	216,142
Ebix, Inc. (b)	471	28,849
Electronic Arts, Inc. (a)	4,732	423,609
Ellie Mae, Inc. (a)	399	40,008
EnerNOC, Inc. (a)	399	2,394
Fair Isaac Corp.	532	68,601
FireEye, Inc. (a)	2,109	26,594
Fortinet, Inc. (a)	2,010	77,084
Gigamon, Inc. (a)	692	24,601
Glu Mobile, Inc. (a) (b)	1,792	4,068
Guidewire Software, Inc. (a)	1,018	57,344
HubSpot, Inc. (a)	645	39,055
Imperva, Inc. (a)	340	13,957
Intuit, Inc.	3,756	435,658
Jive Software, Inc. (a)	5,766	24,794
Manhattan Associates, Inc. (a)	1,367	71,152
Microsoft Corp.	119,012	7,838,130
MicroStrategy, Inc. Class A (a)	131	24,602
Monotype Imaging Holdings, Inc.	606	12,181
Nuance Communications, Inc. (a)	3,874	67,059
Oracle Corp.	45,950	2,049,830
Paycom Software, Inc. (a)	876	50,379
Pegasystems, Inc.	1,452	63,670
Progress Software Corp.	802	23,298
Proofpoint, Inc. (a)	612	45,508
PROS Holdings, Inc. (a)	340	8,225
PTC, Inc. (a)	1,800	94,590
Qualys, Inc. (a)	660	25,014
RealPage, Inc. (a)	1,412	49,279
Red Hat, Inc. (a)	2,845	246,093
RingCentral, Inc. Class A (a)	828	23,432
salesforce.com, Inc. (a)	10,207	841,975
ServiceNow, Inc. (a)	2,653	232,058
Splunk, Inc. (a)	2,139	133,238
SS&C Technologies Holdings, Inc.	2,541	89,951
Symantec Corp.	10,274	315,206
Synchronoss Technologies, Inc. (a)	864	21,082
Synopsys, Inc. (a)	2,240	161,571
Tableau Software, Inc. Class A (a)	742	36,766
Take-Two Interactive Software, Inc. (a)	1,195	70,828
TiVo Corp.	3,148	59,025
Tyler Technologies, Inc. (a)	604	93,354
Ultimate Software Group, Inc. (a)	397	77,498
Varonis Systems, Inc. (a)	802	25,504
VASCO Data Security International, Inc. (a)	397	5,360
Verint Systems, Inc. (a)	825	35,784
VirnetX Holding Corp. (a) (b)	456	1,049
VMware, Inc. Class A (a) (b)	1,195	110,107
Workday, Inc. Class A (a)	1,795	149,488
Zendesk, Inc. (a)	1,577	44,219
Zix Corp. (a)	868	4,175
Zynga, Inc. Class A (a)	8,615	24,553

		17,512,041

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc.	1,136	33,785
Abercrombie & Fitch Co. Class A	1,177	14,042

Advance Auto Parts, Inc.	1,153	170,944
America’s Car-Mart, Inc. (a)	135	4,921
American Eagle Outfitters, Inc.	2,770	38,863
Asbury Automotive Group, Inc. (a)	471	28,307
Ascena Retail Group, Inc. (a)	2,477	10,552
AutoNation, Inc. (a)	1,048	44,320
AutoZone, Inc. (a)	481	347,787
Barnes & Noble Education, Inc. (a)	384	3,683
Barnes & Noble, Inc.	606	5,605
Bed Bath & Beyond, Inc.	2,841	112,106
Best Buy Co., Inc.	4,445	218,472
Big 5 Sporting Goods Corp.	266	4,017
Buckle, Inc. (b)	424	7,886
Burlington Stores, Inc. (a)	1,089	105,949
Cabela’s, Inc. (a)	1,236	65,644
Caleres, Inc.	589	15,561
CarMax, Inc. (a)	3,345	198,091
Cato Corp. Class A	424	9,311
Chico’s FAS, Inc.	2,420	34,364
Children’s Place, Inc.	340	40,817
Citi Trends, Inc.	205	3,485
Conn’s, Inc. (a) (b)	340	2,975
CST Brands, Inc.	1,150	55,303
Destination XL Group, Inc. (a)	582	1,659
Dick’s Sporting Goods, Inc.	1,458	70,946
DSW, Inc. Class A	1,064	22,004
Express, Inc. (a)	1,279	11,652
Finish Line, Inc. Class A	737	10,488
Five Below, Inc. (a)	802	34,735
Foot Locker, Inc.	2,240	167,574
Francesca’s Holdings Corp. (a)	582	8,934
GameStop Corp. Class A	1,715	38,673
Gap, Inc.	4,090	99,346
Genesco, Inc. (a)	308	17,079
GNC Holdings, Inc. Class A	1,410	10,378
Group 1 Automotive, Inc.	340	25,187
Guess?, Inc.	928	10,347
Haverty Furniture Cos., Inc.	340	8,279
Hibbett Sports, Inc. (a)	399	11,770
Home Depot, Inc.	19,371	2,844,244
Kirkland’s, Inc. (a)	205	2,542
L Brands, Inc.	3,823	180,063
Lithia Motors, Inc. Class A	340	29,121
Lowe’s Cos., Inc.	14,189	1,166,478
Lumber Liquidators Holdings, Inc. (a) (b)	397	8,333
MarineMax, Inc. (a)	399	8,638
Michaels Cos., Inc. (a)	1,217	27,249
Monro Muffler Brake, Inc.	471	24,539
Murphy USA, Inc. (a)	701	51,467
O’Reilly Automotive, Inc. (a)	1,592	429,585
Office Depot, Inc.	9,127	42,577
Penske Automotive Group, Inc.	589	27,571
Pier 1 Imports, Inc.	1,363	9,759
Rent-A-Center, Inc.	927	8,222
RH (a) (b)	471	21,788
Ross Stores, Inc.	6,102	401,939
Sally Beauty Holdings, Inc. (a)	2,460	50,282
Select Comfort Corp. (a)	872	21,617

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Shoe Carnival, Inc.	205	$5,037
Signet Jewelers, Ltd.	1,195	82,778
Sonic Automotive, Inc. Class A	606	12,150
Stage Stores, Inc. (b)	471	1,220
Staples, Inc.	9,759	85,586
Stein Mart, Inc.	397	1,195
Tailored Brands, Inc.	662	9,890
Tiffany & Co.	1,587	151,241
Tile Shop Holdings, Inc.	266	5,120
TJX Cos., Inc.	10,186	805,509
Tractor Supply Co.	2,149	148,217
Ulta Salon Cosmetics & Fragrance, Inc. (a)	933	266,120
Urban Outfitters, Inc. (a)	1,625	38,610
Vitamin Shoppe, Inc. (a)	424	8,544
West Marine, Inc. (a)	206	1,965
Williams-Sonoma, Inc.	1,458	78,178
Zumiez, Inc. (a)	340	6,222

		9,189,437

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
3D Systems Corp. (a) (b)	1,458	21,812
Apple, Inc.	85,757	12,319,851
Cray, Inc. (a)	648	14,191
Diebold Nixdorf, Inc.	933	28,643
Electronics For Imaging, Inc. (a)	663	32,374
Hewlett Packard Enterprise Co.	26,980	639,426
HP, Inc.	26,980	482,402
Immersion Corp. (a)	397	3,438
NCR Corp. (a)	2,449	111,870
NetApp, Inc.	5,302	221,889
Nimble Storage, Inc. (a)	692	8,650
Stratasys, Ltd. (a)	739	15,142
Super Micro Computer, Inc. (a)	471	11,940
Western Digital Corp.	4,270	352,403
Xerox Corp.	18,038	132,399

		14,396,430

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	925	83,065
Coach, Inc.	4,136	170,941
Columbia Sportswear Co.	397	23,324
Crocs, Inc. (a)	1,440	10,181
Deckers Outdoor Corp. (a)	532	31,776
Fossil Group, Inc. (a)	804	14,030
G-III Apparel Group, Ltd. (a)	532	11,645
Hanesbrands, Inc.	5,846	121,363
Iconix Brand Group, Inc. (a)	829	6,234
Kate Spade & Co. (a)	2,056	47,761
lululemon athletica, Inc. (a)	1,666	86,415
Michael Kors Holdings, Ltd. (a)	2,934	111,815
Movado Group, Inc.	266	6,637
NIKE, Inc. Class B	20,275	1,129,926
Oxford Industries, Inc.	205	11,738
Perry Ellis International, Inc. (a)	101	2,169
PVH Corp.	1,195	123,647
Ralph Lauren Corp.	868	70,846
Skechers U.S.A., Inc. Class A (a)	1,807	49,602
Steven Madden, Ltd. (a)	892	34,387

Under Armour, Inc. Class A (a) (b)	2,686	53,129
Under Armour, Inc. Class C (a)	2,532	46,336
Unifi, Inc. (a)	205	5,820
Vera Bradley, Inc. (a)	340	3,165
VF Corp.	5,219	286,888
Wolverine World Wide, Inc.	1,412	35,258

		2,578,098

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	1,322	27,114
Bank Mutual Corp.	663	6,232
Beneficial Bancorp, Inc.	1,182	18,912
BofI Holding, Inc. (a) (b)	1,062	27,750
Capitol Federal Financial, Inc.	2,199	32,171
Charter Financial Corp.	340	6,688
Dime Community Bancshares, Inc.	471	9,561
Essent Group, Ltd. (a)	1,615	58,415
EverBank Financial Corp.	1,134	22,090
Federal Agricultural Mortgage Corp. Class C	131	7,542
First Defiance Financial Corp.	131	6,486
Flagstar Bancorp, Inc. (a)	340	9,585
HomeStreet, Inc. (a)	205	5,730
Kearny Financial Corp.	1,374	20,679
LendingTree, Inc. (a)	133	16,672
Meridian Bancorp, Inc.	828	15,152
MGIC Investment Corp. (a)	4,609	46,689
Nationstar Mortgage Holdings, Inc. (a)	340	5,358
New York Community Bancorp, Inc.	7,718	107,821
Northfield Bancorp, Inc.	872	15,713
Northwest Bancshares, Inc.	1,407	23,694
OceanFirst Financial Corp.	185	5,212
Ocwen Financial Corp. (a)	1,535	8,396
Oritani Financial Corp.	663	11,271
PennyMac Financial Services, Inc. Class A (a)	155	2,643
PHH Corp. (a)	848	10,795
Provident Financial Services, Inc.	868	22,438
Radian Group, Inc.	2,508	45,044
Territorial Bancorp, Inc.	131	4,083
TFS Financial Corp.	2,064	34,304
TrustCo Bank Corp. NY	1,373	10,778
United Financial Bancorp, Inc.	1,717	29,206
Walker & Dunlop, Inc. (a)	266	11,090
Walter Investment Management Corp. (a)	568	613
Washington Federal, Inc.	1,539	50,941
WSFS Financial Corp.	405	18,610

		755,478

TOBACCO — 1.5%
Altria Group, Inc.	30,427	2,173,097
Philip Morris International, Inc.	24,039	2,714,003
Reynolds American, Inc.	12,699	800,291
Universal Corp.	399	28,229
Vector Group, Ltd.	1,050	21,840

		5,737,460

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	1,458	56,498
Aircastle, Ltd.	1,003	24,202

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Applied Industrial Technologies, Inc.	589	$36,430
Beacon Roofing Supply, Inc. (a)	737	36,231
CAI International, Inc. (a)	206	3,242
DXP Enterprises, Inc. (a)	101	3,825
Fastenal Co.	4,302	221,553
GATX Corp. (b)	663	40,417
H&E Equipment Services, Inc.	397	9,735
HD Supply Holdings, Inc. (a)	3,691	151,792
Herc Holdings, Inc. (a)	439	21,463
Kaman Corp.	345	16,605
MRC Global, Inc. (a)	1,195	21,904
MSC Industrial Direct Co., Inc. Class A	663	68,130
NOW, Inc. (a)	1,545	26,203
Rush Enterprises, Inc. Class A (a)	532	17,599
Textainer Group Holdings, Ltd.	340	5,202
Titan Machinery, Inc. (a)	266	4,080
Triton International, Ltd.	471	12,147
United Rentals, Inc. (a)	1,407	175,945
Univar, Inc. (a)	499	15,299
Veritiv Corp. (a)	119	6,164
W.W. Grainger, Inc.	818	190,398
Watsco, Inc.	399	57,129
WESCO International, Inc. (a)	589	40,965

		1,263,158

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	964	77,679

WATER UTILITIES — 0.1%
American States Water Co.	689	30,523
American Water Works Co., Inc.	2,592	201,580
Aqua America, Inc.	2,789	89,666
Artesian Resources Corp. Class A	490	15,954
California Water Service Group	1,224	43,881
Connecticut Water Service, Inc.	422	22,429
SJW Group	584	28,161

		432,194

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	802	22,496
Spok Holdings, Inc.	340	6,460
Sprint Corp. (a)	13,569	117,779
T-Mobile US, Inc. (a)	4,393	283,744
Telephone & Data Systems, Inc.	1,409	37,352
United States Cellular Corp. (a)	205	7,653

		475,484

TOTAL COMMON STOCKS (Cost $345,923,376)		385,281,945

	Principal Amount
CORPORATE BONDS & NOTES — 0.0% (d)
METAL FABRICATE & HARDWARE — 0.0% (d)
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $4,000)	$4,000	3,965

	Shares
RIGHTS — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (e)	1,096	—

Dyax Corp. (CVR) (f)	1,923	2,134

TOTAL RIGHTS (Cost $2,134)		2,134

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	1,450,865	1,450,865
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,300,453	1,300,453

TOTAL SHORT-TERM INVESTMENTS (Cost $2,751,318)		2,751,318

TOTAL INVESTMENTS — 100.2% (Cost $348,680,828)		388,039,362
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(886,228)

NET ASSETS — 100.0%		$387,153,134

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $4,638, representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,181,012	$—	$—		$8,181,012
Air Freight & Logistics	2,416,693	—	—		2,416,693
Airlines	2,359,866	—	—		2,359,866
Auto Components	1,415,446	—	—		1,415,446
Automobiles	2,277,032	—	—		2,277,032
Banks	25,713,631	—	—		25,713,631
Beverages	6,620,951	—	—		6,620,951
Biotechnology	11,620,181	—	—		11,620,181
Building Products	1,823,674	—	—		1,823,674
Capital Markets	10,564,616	—	—		10,564,616
Chemicals	8,570,543	—	—		8,570,543
Commercial Services & Supplies	2,078,509	—	—		2,078,509
Communications Equipment	4,471,863	—	—		4,471,863
Construction & Engineering	827,729	—	—		827,729
Construction Materials	686,448	—	—		686,448
Consumer Finance	3,136,178	—	—		3,136,178
Containers & Packaging	1,776,533	—	—		1,776,533
Distributors	448,084	—	—		448,084
Diversified Consumer Services	611,177	—	—		611,177
Diversified Financial Services	5,121,937	—	—		5,121,937
Diversified Telecommunication Services	7,903,301	—	—		7,903,301
Electric Utilities	6,851,404	—	—		6,851,404
Electrical Equipment	2,108,473	—	—		2,108,473
Electronic Equipment, Instruments & Components	2,689,574	—	—		2,689,574
Energy Equipment & Services	4,023,015	—	—		4,023,015
Equity Real Estate Investment Trusts (REITs)	336,348	—	—		336,348
Food & Staples Retailing	6,652,234	—	—		6,652,234
Food Products	6,273,679	—	—		6,273,679
Gas Utilities	676,253	—	—		676,253
Health Care Equipment & Supplies	10,220,695	—	—		10,220,695
Health Care Providers & Services	9,458,520	—	—		9,458,520
Health Care Technology	584,840	—	—		584,840
Hotels, Restaurants & Leisure	7,844,777	—	—		7,844,777
Household Durables	2,076,858	—	—		2,076,858
Household Products	6,027,723	—	—		6,027,723
Independent Power Producers & Energy Traders	470,617	—	—		470,617
Industrial Conglomerates	7,972,809	—	—		7,972,809
Insurance	11,373,987	—	—		11,373,987
Internet & Catalog Retail	8,506,365	—	—		8,506,365
Internet Software & Services	15,472,648	—	—		15,472,648
IT Services	14,235,269	—	—		14,235,269
Leisure Equipment & Products	533,443	—	—		533,443
Life Sciences Tools & Services	2,751,421	—	—		2,751,421
Machinery	7,390,461	—	—		7,390,461
Marine	80,226	—	—		80,226
Media	12,202,686	2,504	—		12,205,190
Metals & Mining	1,770,114	—	0	(a)	1,770,114
Mortgage Real Estate Investment	112,776	—	—		112,776
Multi-Utilities	3,655,736	—	—		3,655,736
Multiline Retail	1,598,528	—	—		1,598,528
Oil, Gas & Consumable Fuels	19,402,542	—	—		19,402,542

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Paper & Forest Products	$207,398	$—	$—		$207,398
Personal Products	675,853	—	—		675,853
Pharmaceuticals	16,807,698	—	—		16,807,698
Professional Services	1,390,412	—	—		1,390,412
Real Estate Investment Trusts (REITs)	15,314,763	—	—		15,314,763
Real Estate Management & Development	517,278	—	—		517,278
Road & Rail	3,385,945	—	—		3,385,945
Semiconductors & Semiconductor Equipment	12,583,210	—	—		12,583,210
Software	17,512,041	—	—		17,512,041
Specialty Retail	9,189,437	—	—		9,189,437
Technology Hardware, Storage & Peripherals	14,396,430	—	—		14,396,430
Textiles, Apparel & Luxury Goods	2,578,098	—	—		2,578,098
Thrifts & Mortgage Finance.	755,478	—	—		755,478
Tobacco	5,737,460	—	—		5,737,460
Trading Companies & Distributors	1,263,158	—	—		1,263,158
Transportation Infrastructure	77,679	—	—		77,679
Water Utilities	432,194	—	—		432,194
Wireless Telecommunication Services	475,484	—	—		475,484
Corporate Bonds & Notes
Metal Fabricate & Hardware	—	3,965	—		3,965
Rights
Biotechnology	—	2,134	0	(a)	2,134
Short-Term Investments	2,751,318	—	—		2,751,318

TOTAL INVESTMENTS	$388,030,759	$8,603	$0		$388,039,362

(a)	Fund held Level 3 security that was valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	6,364	$343,147	1,626	1,623	6,367	$506,877	$6,976	$34,757
State Street Institutional Liquid Reserves Fund, Premier Class	870,294	870,294	4,433,368	5,303,662	—	—	1,800	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,680,349	6,229,484	1,450,865	1,450,864	2,693	—
State Street Navigator Securities Lending Government Money Market Portfolio*	12,069,723	12,069,723	19,985,830	30,755,100	1,300,453	1,300,453	46,304	—

TOTAL		$13,283,164				$3,258,194	$57,773	$34,757

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc.	2,526	$66,535
B/E Aerospace, Inc.	570	36,543
Boeing Co.	3,499	618,833
BWX Technologies, Inc.	602	28,655
General Dynamics Corp.	1,445	270,504
HEICO Corp.	125	10,900
HEICO Corp. Class A	245	18,375
Hexcel Corp.	547	29,839
Huntington Ingalls Industries, Inc.	265	53,064
L3 Technologies, Inc.	435	71,901
Lockheed Martin Corp.	1,486	397,654
Northrop Grumman Corp.	982	233,559
Orbital ATK, Inc.	332	32,536
Raytheon Co.	1,723	262,757
Rockwell Collins, Inc.	746	72,481
Spirit AeroSystems Holdings, Inc. Class A	795	46,046
Textron, Inc.	1,569	74,669
TransDigm Group, Inc.	306	67,369
United Technologies Corp.	4,514	506,516

		2,898,736

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	846	65,387
Expeditors International of Washington, Inc.	1,097	61,970
FedEx Corp.	1,466	286,090
United Parcel Service, Inc. Class B	4,087	438,535

		851,982

AIRLINES — 0.6%
Alaska Air Group, Inc.	744	68,612
American Airlines Group, Inc.	3,114	131,722
Copa Holdings SA Class A	192	21,552
Delta Air Lines, Inc.	4,524	207,923
JetBlue Airways Corp. (a)	1,775	36,583
Southwest Airlines Co.	3,748	201,492
Spirit Airlines, Inc. (a)	438	23,245
United Continental Holdings, Inc. (a)	1,815	128,211

		819,340

AUTO COMPONENTS — 0.3%
Adient PLC	540	39,242
BorgWarner, Inc.	1,292	53,993
Delphi Automotive PLC	1,598	128,623
Gentex Corp.	1,617	34,491
Goodyear Tire & Rubber Co.	1,446	52,056
Lear Corp.	430	60,879
Visteon Corp. (a)	236	23,116

		392,400

AUTOMOBILES — 0.6%
Ford Motor Co.	22,481	261,679
General Motors Co.	8,138	287,760
Harley-Davidson, Inc.	1,137	68,788
Tesla, Inc. (a) (b)	727	202,324
Thor Industries, Inc.	259	24,898

		845,449

BANKS — 6.3%
Associated Banc-Corp.	880	21,472
Bank of America Corp.	60,409	1,425,048
Bank of Hawaii Corp.	240	19,766
BankUnited, Inc.	584	21,789
BB&T Corp.	4,741	211,923
BOK Financial Corp.	139	10,880
CIT Group, Inc.	1,242	53,319
Citigroup, Inc.	16,150	966,093
Citizens Financial Group, Inc.	3,014	104,134
Comerica, Inc.	1,019	69,883
Commerce Bancshares, Inc.	513	28,810
Cullen/Frost Bankers, Inc.	308	27,403
East West Bancorp, Inc.	783	40,411
Fifth Third Bancorp	4,661	118,389
First Hawaiian, Inc.	254	7,600
First Horizon National Corp.	1,321	24,439
First Republic Bank	929	87,150
Huntington Bancshares, Inc.	6,564	87,892
JPMorgan Chase & Co.	21,289	1,870,026
KeyCorp	6,277	111,605
M&T Bank Corp.	843	130,437
PacWest Bancorp	666	35,471
People’s United Financial, Inc.	1,772	32,250
PNC Financial Services Group, Inc.	2,952	354,948
Popular, Inc.	582	23,705
Regions Financial Corp.	7,600	110,428
Signature Bank (a)	283	41,994
SunTrust Banks, Inc.	2,956	163,467
SVB Financial Group (a)	298	55,455
Synovus Financial Corp.	797	32,693
TCF Financial Corp.	912	15,522
US Bancorp.	9,505	489,508
Wells Fargo & Co.	26,855	1,494,749
Western Alliance Bancorp (a)	515	25,281
Zions Bancorp	1,089	45,738

		8,359,678

BEVERAGES — 1.9%
Brown-Forman Corp. Class A	296	13,933
Brown-Forman Corp. Class B	1,146	52,922
Coca-Cola Co.	22,824	968,651
Constellation Brands, Inc. Class A	942	152,670
Dr. Pepper Snapple Group, Inc.	1,094	107,124
Molson Coors Brewing Co. Class B	1,013	96,954
Monster Beverage Corp. (a)	2,379	109,838
PepsiCo, Inc.	8,503	951,146

		2,453,238

BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	9,417	613,612
ACADIA Pharmaceuticals, Inc. (a)	514	17,671
Agios Pharmaceuticals, Inc. (a) (b)	152	8,877
Alexion Pharmaceuticals, Inc. (a)	1,238	150,095
Alkermes PLC (a)	819	47,911
Alnylam Pharmaceuticals, Inc. (a)	400	20,500
Amgen, Inc.	4,393	720,760
AquaBounty Technologies, Inc. (a) (b)	4	44
Biogen, Inc. (a)	1,268	346,697
BioMarin Pharmaceutical, Inc. (a)	1,032	90,589

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Bioverativ, Inc. (a)	634	$34,528
Celgene Corp. (a)	4,536	564,414
Gilead Sciences, Inc.	7,751	526,448
Incyte Corp. (a)	911	121,773
Intercept Pharmaceuticals, Inc. (a)	81	9,161
Intrexon Corp. (a) (b)	270	5,351
Ionis Pharmaceuticals, Inc. (a)	678	27,256
Juno Therapeutics, Inc. (a) (b)	401	8,898
Neurocrine Biosciences, Inc. (a)	505	21,867
OPKO Health, Inc. (a) (b)	1,969	15,752
Regeneron Pharmaceuticals, Inc. (a)	442	171,279
Seattle Genetics, Inc. (a)	553	34,762
United Therapeutics Corp. (a)	264	35,740
Vertex Pharmaceuticals, Inc. (a)	1,391	152,106

		3,746,091

BUILDING PRODUCTS — 0.4%
Allegion PLC	541	40,954
AO Smith Corp.	846	43,281
Armstrong World Industries, Inc. (a)	202	9,302
Fortune Brands Home & Security, Inc.	893	54,339
Johnson Controls International PLC	5,416	228,122
Lennox International, Inc.	210	35,133
Masco Corp.	1,959	66,587
Owens Corning	673	41,302
USG Corp. (a)	499	15,868

		534,888

CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	300	49,182
Ameriprise Financial, Inc.	907	117,620
Artisan Partners Asset Management, Inc. Class A	137	3,781
Bank of New York Mellon Corp.	6,092	287,725
BlackRock, Inc.	725	278,045
CBOE Holdings, Inc.	479	38,832
Charles Schwab Corp.	6,799	277,467
CME Group, Inc.	1,965	233,442
Donnelley Financial Solutions, Inc. (a)	134	2,585
E*TRADE Financial Corp. (a)	1,594	55,615
Eaton Vance Corp.	664	29,853
FactSet Research Systems, Inc.	241	39,743
Federated Investors, Inc. Class B	523	13,776
Franklin Resources, Inc.	2,184	92,034
Goldman Sachs Group, Inc.	2,272	521,924
Interactive Brokers Group, Inc. Class A	300	10,416
Intercontinental Exchange, Inc.	3,384	202,600
Invesco, Ltd.	2,417	74,033
Lazard, Ltd. Class A	705	32,423
Legg Mason, Inc.	605	21,847
LPL Financial Holdings, Inc.	508	20,234
MarketAxess Holdings, Inc.	245	45,935
Moody’s Corp.	988	110,695
Morgan Stanley	8,421	360,756
Morningstar, Inc.	107	8,410
MSCI, Inc.	527	51,219
Nasdaq, Inc.	656	45,559
Northern Trust Corp.	1,186	102,684
Raymond James Financial, Inc.	695	53,001
S&P Global, Inc.	1,506	196,894

SEI Investments Co.	767	38,687
State Street Corp. (c)	2,294	182,625
T Rowe Price Group, Inc.	1,439	98,068
TD Ameritrade Holding Corp.	1,494	58,057
Voya Financial, Inc.	1,250	47,450

		3,803,217

CHEMICALS — 2.2%
AdvanSix, Inc. (a)	174	4,754
Air Products & Chemicals, Inc.	1,115	150,848
Albemarle Corp.	667	70,462
Ashland Global Holdings, Inc.	364	45,067
Axalta Coating Systems, Ltd. (a)	1,047	33,713
Cabot Corp.	360	21,568
Celanese Corp. Series A	861	77,361
CF Industries Holdings, Inc.	1,320	38,742
Dow Chemical Co.	6,546	415,933
E.I. du Pont de Nemours & Co.	5,097	409,442
Eastman Chemical Co.	851	68,761
Ecolab, Inc.	1,513	189,639
FMC Corp.	753	52,401
Huntsman Corp.	1,069	26,233
International Flavors & Fragrances, Inc.	455	60,301
LyondellBasell Industries NV Class A	1,911	174,264
Monsanto Co.	2,523	285,604
Mosaic Co.	1,991	58,097
NewMarket Corp.	48	21,755
Platform Specialty Products Corp. (a)	958	12,473
PPG Industries, Inc.	1,551	162,979
Praxair, Inc.	1,630	193,318
RPM International, Inc.	741	40,777
Scotts Miracle-Gro Co.	248	23,161
Sherwin-Williams Co.	472	146,410
Valspar Corp.	470	52,142
Valvoline, Inc. (b)	16	393
Westlake Chemical Corp.	221	14,597
WR Grace & Co.	410	28,581

		2,879,776

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	543	68,711
Clean Harbors, Inc. (a)	331	18,410
Copart, Inc. (a)	619	38,335
Covanta Holding Corp.	611	9,593
KAR Auction Services, Inc.	827	36,115
LSC Communications, Inc.	134	3,371
Pitney Bowes, Inc.	1,110	14,552
Republic Services, Inc.	1,431	89,881
Rollins, Inc.	543	20,162
RR Donnelley & Sons Co.	363	4,396
Stericycle, Inc. (a)	471	39,041
Waste Management, Inc.	2,567	187,186

		529,753

COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	231	30,554
ARRIS International PLC (a)	1,124	29,730
Brocade Communications Systems, Inc.	2,418	30,177
Cisco Systems, Inc.	29,475	996,255
CommScope Holding Co., Inc. (a)	724	30,198
EchoStar Corp. Class A (a)	236	13,440

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

F5 Networks, Inc. (a)	423	$60,307
Harris Corp.	743	82,674
Juniper Networks, Inc.	2,283	63,536
Motorola Solutions, Inc.	970	83,633
Palo Alto Networks, Inc. (a)	524	59,044

		1,479,548

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	883	31,426
Chicago Bridge & Iron Co. NV	582	17,896
Fluor Corp.	849	44,674
Jacobs Engineering Group, Inc.	709	39,194
KBR, Inc.	838	12,595
Quanta Services, Inc. (a)	844	31,321
Valmont Industries, Inc.	130	20,215

		197,321

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	273	26,519
Martin Marietta Materials, Inc.	351	76,606
Vulcan Materials Co.	757	91,203

		194,328

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	2,663	54,139
American Express Co.	4,471	353,701
Capital One Financial Corp.	2,804	242,995
Credit Acceptance Corp. (a) (b)	47	9,372
Discover Financial Services	2,212	151,279
Navient Corp.	1,720	25,387
OneMain Holdings, Inc. (a)	293	7,281
Santander Consumer USA Holdings, Inc. (a)	473	6,300
SLM Corp. (a)	2,417	29,246
Synchrony Financial	4,971	170,505

		1,050,205

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	360	27,716
Avery Dennison Corp.	509	41,025
Ball Corp.	1,035	76,859
Bemis Co., Inc.	565	27,606
Berry Plastics Group, Inc. (a)	745	36,185
Crown Holdings, Inc. (a)	788	41,724
Graphic Packaging Holding Co.	1,834	23,603
International Paper Co.	2,388	121,263
Owens-Illinois, Inc. (a)	914	18,627
Packaging Corp. of America	553	50,666
Sealed Air Corp.	1,165	50,771
Silgan Holdings, Inc.	213	12,644
Sonoco Products Co.	563	29,794
WestRock Co.	1,522	79,190

		637,673

DISTRIBUTORS — 0.1%
Genuine Parts Co.	850	78,548
LKQ Corp. (a)	1,692	49,525
Pool Corp.	250	29,833

		157,906

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	24	14,389

H&R Block, Inc.	1,396	32,457
Service Corp. International	1,141	35,234
ServiceMaster Global Holdings, Inc. (a)	821	34,277

		116,357

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	11,101	1,850,315
Leucadia National Corp.	1,952	50,752

		1,901,067

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	36,139	1,501,575
CenturyLink, Inc.	3,148	74,198
Frontier Communications Corp. (b)	6,063	12,975
Level 3 Communications, Inc. (a)	1,726	98,762
Verizon Communications, Inc.	24,001	1,170,049
Zayo Group Holdings, Inc. (a)	827	27,208

		2,884,767

ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	1,283	50,820
American Electric Power Co., Inc.	2,824	189,575
Avangrid, Inc.	297	12,694
Duke Energy Corp.	4,014	329,188
Edison International	1,815	144,492
Entergy Corp.	1,014	77,023
Eversource Energy	1,863	109,507
Exelon Corp.	5,260	189,255
FirstEnergy Corp.	2,354	74,904
Great Plains Energy, Inc.	1,301	38,015
Hawaiian Electric Industries, Inc.	568	18,920
NextEra Energy, Inc.	2,742	351,991
OGE Energy Corp.	1,110	38,828
PG&E Corp.	2,912	193,240
Pinnacle West Capital Corp.	607	50,612
PPL Corp.	3,896	145,671
Southern Co.	5,775	287,480
Westar Energy, Inc.	803	43,579
Xcel Energy, Inc.	3,041	135,172

		2,480,966

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	244	49,776
AMETEK, Inc.	1,362	73,657
Eaton Corp. PLC	2,624	194,570
Emerson Electric Co.	3,820	228,665
Hubbell, Inc.	320	38,416
Regal Beloit Corp.	248	18,761
Rockwell Automation, Inc.	761	118,495

		722,340

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	1,740	123,836
Arrow Electronics, Inc. (a)	554	40,669
Avnet, Inc.	755	34,549
CDW Corp.	1,022	58,980
Cognex Corp.	481	40,380
Corning, Inc.	5,491	148,257
Dolby Laboratories, Inc. Class A	263	13,784
Fitbit, Inc. Class A (a)	944	5,588

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

FLIR Systems, Inc.	792	$28,734
IPG Photonics Corp. (a)	187	22,571
Jabil Circuit, Inc.	1,100	31,812
Keysight Technologies, Inc. (a)	968	34,983
National Instruments Corp.	576	18,755
Trimble, Inc. (a)	1,431	45,806
VeriFone Systems, Inc. (a)	592	11,088
Zebra Technologies Corp. Class A (a)	293	26,736

		686,528

ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes, Inc.	2,563	153,319
Diamond Offshore Drilling, Inc. (a) (b)	376	6,283
Dril-Quip, Inc. (a)	216	11,783
Ensco PLC Class A	1,412	12,637
Frank’s International NV	217	2,294
Halliburton Co.	5,012	246,640
Helmerich & Payne, Inc.	540	35,948
Nabors Industries, Ltd.	1,672	21,853
National Oilwell Varco, Inc.	2,196	88,038
Noble Corp. PLC	1,362	8,431
Oceaneering International, Inc.	578	15,652
Patterson-UTI Energy, Inc.	819	19,877
Rowan Cos. PLC Class A (a)	667	10,392
RPC, Inc. (b)	332	6,079
Schlumberger, Ltd.	8,122	634,328
Superior Energy Services, Inc. (a)	888	12,663
Transocean, Ltd. (a)	2,019	25,136
Weatherford International PLC (a)	5,371	35,717

		1,347,070

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT	3,375	43,571
CoreCivic, Inc. REIT	649	20,391
Quality Care Properties, Inc. REIT (a)	551	10,392
Uniti Group, Inc. REIT (a)	669	17,294

		91,648

FOOD & STAPLES RETAILING — 1.8%
Casey’s General Stores, Inc.	245	27,501
Costco Wholesale Corp.	2,565	430,125
CVS Health Corp.	6,253	490,861
Kroger Co.	5,584	164,672
Rite Aid Corp. (a)	5,504	23,392
Sprouts Farmers Market, Inc. (a)	974	22,519
Sysco Corp.	3,058	158,771
US Foods Holding Corp. (a)	255	7,135
Wal-Mart Stores, Inc.	8,807	634,809
Walgreens Boots Alliance, Inc.	5,006	415,748
Whole Foods Market, Inc.	1,785	53,050

		2,428,583

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	3,426	157,733
Blue Buffalo Pet Products, Inc. (a)	247	5,681
Bunge, Ltd.	811	64,280
Campbell Soup Co.	1,098	62,849
Conagra Brands, Inc.	2,481	100,084
Flowers Foods, Inc.	1,000	19,410
General Mills, Inc.	3,454	203,821

Hain Celestial Group, Inc. (a)	537	19,976
Hershey Co.	825	90,131
Hormel Foods Corp.	1,499	51,910
Ingredion, Inc.	420	50,581
J.M. Smucker Co.	690	90,445
Kellogg Co.	1,406	102,090
Kraft Heinz Co.	3,492	317,108
Lamb Weston Holdings, Inc.	826	34,742
McCormick & Co., Inc.	709	69,163
Mead Johnson Nutrition Co.	1,111	98,968
Mondelez International, Inc. Class A	8,819	379,922
Pilgrim’s Pride Corp.	350	7,877
Pinnacle Foods, Inc.	654	37,847
Post Holdings, Inc. (a)	379	33,170
TreeHouse Foods, Inc. (a)	265	22,435
Tyson Foods, Inc. Class A	1,697	104,722
WhiteWave Foods Co. (a)	995	55,869

		2,180,814

GAS UTILITIES — 0.1%
Atmos Energy Corp.	544	42,971
National Fuel Gas Co.	460	27,425
UGI Corp.	958	47,325

		117,721

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	10,046	446,143
Abiomed, Inc. (a)	250	31,300
Alere, Inc. (a)	470	18,673
Align Technology, Inc. (a)	459	52,652
Baxter International, Inc.	2,955	153,246
Becton Dickinson and Co.	1,217	223,247
Boston Scientific Corp. (a)	7,801	194,011
C.R. Bard, Inc.	422	104,884
Cooper Cos., Inc.	262	52,371
Danaher Corp.	3,485	298,072
DENTSPLY SIRONA, Inc.	1,347	84,107
DexCom, Inc. (a)	455	38,552
Edwards Lifesciences Corp. (a)	1,213	114,107
Hill-Rom Holdings, Inc.	338	23,863
Hologic, Inc. (a)	1,657	70,505
IDEXX Laboratories, Inc. (a)	556	85,963
Intuitive Surgical, Inc. (a)	223	170,923
Medtronic PLC	8,224	662,526
ResMed, Inc.	787	56,640
Stryker Corp.	1,926	253,558
Teleflex, Inc.	233	45,139
Varex Imaging Corp. (a)	228	7,661
Varian Medical Systems, Inc. (a)	572	52,126
West Pharmaceutical Services, Inc.	385	31,420
Zimmer Biomet Holdings, Inc.	1,075	131,268

		3,402,957

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	492	21,451
Aetna, Inc.	1,973	251,656
AmerisourceBergen Corp.	995	88,057
Anthem, Inc.	1,505	248,897
Brookdale Senior Living, Inc. (a)	1,023	13,739
Cardinal Health, Inc.	1,880	153,314
Centene Corp. (a)	923	65,773

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cigna Corp.	1,471	$215,487
DaVita, Inc. (a)	990	67,290
Envision Healthcare Corp. (a)	613	37,589
Express Scripts Holding Co. (a)	3,531	232,728
HCA Holdings, Inc. (a)	1,784	158,758
Henry Schein, Inc. (a)	480	81,586
Humana, Inc.	857	176,662
Laboratory Corp. of America Holdings (a)	586	84,073
LifePoint Health, Inc. (a)	251	16,441
McKesson Corp.	1,192	176,726
MEDNAX, Inc. (a)	550	38,159
Patterson Cos., Inc.	484	21,891
Premier, Inc. Class A (a)	197	6,271
Quest Diagnostics, Inc.	809	79,436
Tenet Healthcare Corp. (a)	530	9,386
UnitedHealth Group, Inc.	5,567	913,044
Universal Health Services, Inc. Class B	504	62,723
VCA, Inc. (a)	470	43,005
WellCare Health Plans, Inc. (a)	255	35,754

		3,299,896

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,012	12,832
athenahealth, Inc. (a)	216	24,341
Cerner Corp. (a)	1,651	97,161
Inovalon Holdings, Inc. Class A (a) (b)	206	2,596
Veeva Systems, Inc. Class A (a)	658	33,742

		170,672

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	1,445	53,277
Brinker International, Inc.	353	15,518
Carnival Corp.	2,334	137,496
Chipotle Mexican Grill, Inc. (a)	169	75,293
Choice Hotels International, Inc.	172	10,767
Darden Restaurants, Inc.	698	58,402
Domino’s Pizza, Inc.	306	56,396
Dunkin’ Brands Group, Inc.	518	28,324
Extended Stay America, Inc.	353	5,627
Hilton Grand Vacations, Inc. (a)	293	8,397
Hilton Worldwide Holdings, Inc.	974	56,940
Hyatt Hotels Corp. Class A (a)	198	10,688
International Game Technology PLC	530	12,561
Las Vegas Sands Corp.	2,117	120,817
Marriott International, Inc. Class A	1,905	179,413
McDonald’s Corp.	4,842	627,572
MGM Resorts International	2,861	78,391
Norwegian Cruise Line Holdings, Ltd. (a)	960	48,701
Panera Bread Co. Class A (a)	148	38,757
Royal Caribbean Cruises, Ltd.	939	92,125
Six Flags Entertainment Corp.	388	23,082
Starbucks Corp.	8,455	493,687
Vail Resorts, Inc.	255	48,935
Wendy’s Co.	1,375	18,714
Wyndham Worldwide Corp.	660	55,631
Wynn Resorts, Ltd.	449	51,460
Yum China Holdings, Inc. (a)	2,191	59,595
Yum! Brands, Inc.	1,991	127,225

		2,593,791

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	390	14,605
D.R. Horton, Inc.	1,952	65,021
Garmin, Ltd.	671	34,295
Leggett & Platt, Inc.	777	39,099
Lennar Corp. Class A	965	49,398
Lennar Corp. Class B	52	2,174
Mohawk Industries, Inc. (a)	351	80,551
Newell Brands, Inc.	2,770	130,661
NVR, Inc. (a)	25	52,672
PulteGroup, Inc.	2,079	48,960
Tempur Sealy International, Inc. (a) (b)	332	15,425
Toll Brothers, Inc. (a)	945	34,124
Tupperware Brands Corp.	286	17,938
Whirlpool Corp.	430	73,672

		658,595

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	1,506	75,104
Clorox Co.	723	97,482
Colgate-Palmolive Co.	5,091	372,611
Energizer Holdings, Inc.	343	19,122
Kimberly-Clark Corp.	2,063	271,553
Procter & Gamble Co.	15,001	1,347,840
Spectrum Brands Holdings, Inc.	128	17,793

		2,201,505

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	4,024	44,988
Calpine Corp. (a)	2,106	23,271
NRG Energy, Inc.	1,808	33,810

		102,069

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	3,426	655,497
Carlisle Cos., Inc.	366	38,946
General Electric Co.	51,051	1,521,320
Honeywell International, Inc.	4,492	560,916
Roper Technologies, Inc.	599	123,687

		2,900,366

INSURANCE — 3.0%
Aflac, Inc.	2,402	173,953
Alleghany Corp. (a)	94	57,778
Allied World Assurance Co. Holdings AG	550	29,205
Allstate Corp.	2,219	180,826
American Financial Group, Inc.	424	40,458
American International Group, Inc.	5,960	372,083
American National Insurance Co.	48	5,665
AmTrust Financial Services, Inc.	441	8,141
Aon PLC	1,548	183,732
Arch Capital Group, Ltd. (a)	715	67,761
Arthur J Gallagher & Co.	954	53,939
Aspen Insurance Holdings, Ltd.	353	18,374
Assurant, Inc.	298	28,510
Assured Guaranty, Ltd.	872	32,360
Axis Capital Holdings, Ltd.	596	39,950
Brown & Brown, Inc.	663	27,660
Chubb, Ltd.	2,698	367,602
Cincinnati Financial Corp.	897	64,826

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CNA Financial Corp.	156	$6,891
Erie Indemnity Co. Class A	151	18,528
Everest Re Group, Ltd.	259	60,557
First American Financial Corp.	630	24,746
FNF Group	1,544	60,123
Hanover Insurance Group, Inc.	241	21,704
Hartford Financial Services Group, Inc.	2,317	111,378
Lincoln National Corp.	1,405	91,957
Loews Corp.	1,715	80,211
Markel Corp. (a)	83	80,996
Marsh & McLennan Cos., Inc.	3,030	223,887
Mercury General Corp.	149	9,088
MetLife, Inc.	5,359	283,062
Old Republic International Corp.	1,429	29,266
Principal Financial Group, Inc.	1,583	99,903
ProAssurance Corp.	325	19,581
Progressive Corp.	3,298	129,216
Prudential Financial, Inc.	2,562	273,314
Reinsurance Group of America, Inc.	397	50,411
RenaissanceRe Holdings, Ltd.	250	36,162
Torchmark Corp.	729	56,162
Travelers Cos., Inc.	1,742	209,981
Unum Group	1,459	68,413
Validus Holdings, Ltd.	515	29,041
White Mountains Insurance Group, Ltd.	28	24,637
WR Berkley Corp.	572	40,400
XL Group, Ltd.	1,493	59,511

		3,951,949

INTERNET & CATALOG RETAIL — 2.3%
Amazon.com, Inc. (a)	2,283	2,023,971
Expedia, Inc.	683	86,174
Groupon, Inc. (a)	2,396	9,416
Liberty Expedia Holdings, Inc. Class A (a)	316	14,372
Liberty Interactive Corp. QVC Group Class A (a)	2,778	55,616
Liberty Ventures Series A (a)	472	20,995
Netflix, Inc. (a)	2,394	353,857
Priceline Group, Inc. (a)	288	512,631
TripAdvisor, Inc. (a)	625	26,975

		3,104,007

INTERNET SOFTWARE & SERVICES — 4.1%
Akamai Technologies, Inc. (a)	979	58,446
Alphabet, Inc. Class A (a)	1,719	1,457,368
Alphabet, Inc. Class C (a)	1,737	1,440,946
CommerceHub, Inc. Series A (a)	78	1,208
CommerceHub, Inc. Series C (a)	160	2,485
CoStar Group, Inc. (a)	178	36,885
eBay, Inc. (a)	6,142	206,187
Facebook, Inc. Class A (a)	13,177	1,871,793
GoDaddy, Inc. Class A (a)	160	6,064
IAC/InterActiveCorp (a)	414	30,520
Match Group, Inc. (a) (b)	152	2,482
Nutanix, Inc. Class A (a)	8	150
Pandora Media, Inc. (a)	1,187	14,019
Twilio, Inc. Class A (a) (b)	126	3,638
Twitter, Inc. (a)	3,684	55,076
VeriSign, Inc. (a)	566	49,304
Yahoo!, Inc. (a)	5,005	232,282

Yelp, Inc. (a)	303	9,923
Zillow Group, Inc. Class A (a)	267	9,027
Zillow Group, Inc. Class C (a)	542	18,249

		5,506,052

IT SERVICES — 3.8%
Accenture PLC Class A	3,704	444,036
Alliance Data Systems Corp.	352	87,648
Amdocs, Ltd.	880	53,671
Automatic Data Processing, Inc.	2,662	272,562
Black Knight Financial Services, Inc. Class A (a)	122	4,673
Booz Allen Hamilton Holding Corp.	689	24,384
Broadridge Financial Solutions, Inc.	676	45,934
Cognizant Technology Solutions Corp. Class A (a)	3,480	207,130
Computer Sciences Corp.	806	55,622
Conduent, Inc. (a)	1,111	18,643
CoreLogic, Inc. (a)	515	20,971
CSRA, Inc.	836	24,486
DST Systems, Inc.	191	23,397
Euronet Worldwide, Inc. (a)	260	22,235
Fidelity National Information Services, Inc.	1,856	147,775
First Data Corp. Class A (a)	1,764	27,342
Fiserv, Inc. (a)	1,259	145,175
FleetCor Technologies, Inc. (a)	528	79,955
Gartner, Inc. (a)	491	53,023
Genpact, Ltd.	901	22,309
Global Payments, Inc.	925	74,629
International Business Machines Corp.	5,122	891,945
Jack Henry & Associates, Inc.	477	44,409
Leidos Holdings, Inc.	789	40,349
MasterCard, Inc. Class A	5,600	629,832
Paychex, Inc.	1,908	112,381
PayPal Holdings, Inc. (a)	6,538	281,265
Sabre Corp.	1,212	25,682
Square, Inc. Class A (a)	178	3,076
Teradata Corp. (a)	836	26,016
Total System Services, Inc.	924	49,397
Vantiv, Inc. Class A (a)	868	55,656
Visa, Inc. Class A	11,149	990,812
Western Union Co.	2,977	60,582
WEX, Inc. (a)	211	21,838

		5,088,840

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	518	31,702
Hasbro, Inc.	639	63,785
Mattel, Inc.	1,914	49,018
Polaris Industries, Inc. (b)	368	30,838
Vista Outdoor, Inc. (a)	348	7,165

		182,508

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,906	100,770
Bio-Rad Laboratories, Inc. Class A (a)	120	23,921
Bio-Techne Corp.	204	20,737
Bruker Corp.	605	14,115
Charles River Laboratories International, Inc. (a)	264	23,747

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Illumina, Inc. (a)	853	$145,556
Mettler-Toledo International, Inc. (a)	146	69,921
Patheon NV (a)	292	7,691
PerkinElmer, Inc.	625	36,287
QIAGEN NV	1,245	36,068
Quintiles IMS Holdings, Inc. (a)	817	65,793
Thermo Fisher Scientific, Inc.	2,290	351,744
VWR Corp. (a)	451	12,718
Waters Corp. (a)	462	72,215

		981,283

MACHINERY — 1.8%
AGCO Corp.	476	28,646
Allison Transmission Holdings, Inc.	770	27,766
Caterpillar, Inc.	3,229	299,522
Colfax Corp. (a)	517	20,297
Crane Co.	269	20,129
Cummins, Inc.	942	142,430
Deere & Co.	1,872	203,786
Donaldson Co., Inc.	781	35,551
Dover Corp.	920	73,922
Flowserve Corp.	776	37,574
Fortive Corp.	1,743	104,964
Graco, Inc.	330	31,066
IDEX Corp.	448	41,893
Illinois Tool Works, Inc.	1,735	229,836
Ingersoll-Rand PLC	1,502	122,143
ITT, Inc.	509	20,879
Lincoln Electric Holdings, Inc.	335	29,098
Middleby Corp. (a)	318	43,391
Nordson Corp.	358	43,977
Oshkosh Corp.	450	30,866
PACCAR, Inc.	1,967	132,182
Parker-Hannifin Corp.	798	127,935
Pentair PLC	960	60,269
Snap-on, Inc.	330	55,661
Stanley Black & Decker, Inc.	871	115,730
Terex Corp.	578	18,149
Timken Co.	459	20,747
Toro Co.	624	38,975
Trinity Industries, Inc.	865	22,966
WABCO Holdings, Inc. (a)	315	36,987
Wabtec Corp.	518	40,404
Welbilt, Inc. (a)	737	14,467
Xylem, Inc.	1,037	52,078

		2,324,286

MARINE — 0.0% (d)
Kirby Corp. (a)	310	21,871

MEDIA — 3.3%
AMC Networks, Inc. Class A (a)	334	19,599
Cable One, Inc.	24	14,987
CBS Corp. Class B	2,306	159,944
Charter Communications, Inc. Class A (a)	1,179	385,910
Cinemark Holdings, Inc.	632	28,023
Clear Channel Outdoor Holdings, Inc. Class A	223	1,349
Comcast Corp. Class A	28,128	1,057,332
Discovery Communications, Inc. Class A (a)	864	25,134

Discovery Communications, Inc. Class C (a)	1,243	35,189
DISH Network Corp. Class A (a)	1,292	82,029
Interpublic Group of Cos., Inc.	2,401	58,993
John Wiley & Sons, Inc. Class A	247	13,289
Liberty Broadband Corp. Class A (a)	138	11,742
Liberty Broadband Corp. Class C (a)	608	52,531
Liberty Media Corp.-Liberty SiriusXM Class A (a)	549	21,367
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,094	42,425
Lions Gate Entertainment Corp. Class A	237	6,295
Lions Gate Entertainment Corp. Class B (a)	616	15,018
Live Nation Entertainment, Inc. (a)	763	23,172
Madison Square Garden Co. Class A (a)	119	23,766
News Corp. Class A	2,149	27,937
News Corp. Class B	678	9,153
Omnicom Group, Inc.	1,399	120,608
Regal Entertainment Group Class A	461	10,409
Scripps Networks Interactive, Inc. Class A	549	43,025
Sirius XM Holdings, Inc.	10,324	53,169
TEGNA, Inc.	1,262	32,332
Thomson Reuters Corp.	1,836	79,370
Time Warner, Inc.	4,597	449,173
Tribune Media Co. Class A	451	16,809
Twenty-First Century Fox, Inc. Class A	6,401	207,328
Twenty-First Century Fox, Inc. Class B	2,729	86,728
Viacom, Inc. Class A	54	2,633
Viacom, Inc. Class B	1,947	90,769
Walt Disney Co.	9,474	1,074,257

		4,381,794

METALS & MINING — 0.4%
Alcoa Corp.	843	28,999
Compass Minerals International, Inc.	192	13,027
Freeport-McMoRan, Inc. (a)	8,020	107,147
Newmont Mining Corp.	3,135	103,330
Nucor Corp.	1,877	112,095
Reliance Steel & Aluminum Co.	433	34,649
Royal Gold, Inc.	385	26,969
Southern Copper Corp.	536	19,237
Steel Dynamics, Inc.	1,286	44,701
Tahoe Resources, Inc.	1,552	12,463
United States Steel Corp.	814	27,521

		530,138

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT	1,854	36,876

MULTI-UTILITIES — 1.0%
Ameren Corp.	1,368	74,679
CenterPoint Energy, Inc.	2,435	67,133
CMS Energy Corp.	1,717	76,819
Consolidated Edison, Inc.	1,755	136,293
Dominion Resources, Inc.	3,598	279,097
DTE Energy Co.	1,078	110,075
MDU Resources Group, Inc.	1,032	28,246
NiSource, Inc.	1,789	42,560
Public Service Enterprise Group, Inc.	3,031	134,425
SCANA Corp.	772	50,450

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Sempra Energy	1,422	$157,131
Vectren Corp.	462	27,078
WEC Energy Group, Inc.	1,778	107,800

		1,291,786

MULTILINE RETAIL — 0.4%
Dillard’s, Inc. Class A (b)	133	6,948
Dollar General Corp.	1,601	111,638
Dollar Tree, Inc. (a)	1,324	103,881
JC Penney Co., Inc. (a)	1,700	10,472
Kohl’s Corp.	1,064	42,358
Macy’s, Inc.	1,720	50,981
Nordstrom, Inc.	769	35,812
Target Corp.	3,388	186,983

		549,073

OIL, GAS & CONSUMABLE FUELS — 5.3%
Anadarko Petroleum Corp.	3,298	204,476
Antero Resources Corp. (a)	943	21,510
Apache Corp.	2,149	110,437
Cabot Oil & Gas Corp.	2,697	64,485
Cheniere Energy, Inc. (a)	1,086	51,335
Chesapeake Energy Corp. (a) (b)	3,218	19,115
Chevron Corp.	10,971	1,177,956
Cimarex Energy Co.	556	66,436
Concho Resources, Inc. (a)	856	109,859
ConocoPhillips	7,265	362,306
CONSOL Energy, Inc.	1,245	20,891
Continental Resources, Inc. (a)	477	21,665
Devon Energy Corp.	3,064	127,830
Diamondback Energy, Inc. (a)	578	59,947
Energen Corp. (a)	640	34,842
EOG Resources, Inc.	3,266	318,598
EQT Corp.	986	60,245
Extraction Oil & Gas, Inc. (a)	18	334
Exxon Mobil Corp.	24,403	2,001,290
Gulfport Energy Corp. (a)	734	12,618
Hess Corp.	1,601	77,184
HollyFrontier Corp.	1,053	29,842
Kinder Morgan, Inc.	11,110	241,531
Kosmos Energy, Ltd. (a)	690	4,595
Laredo Petroleum, Inc. (a)	686	10,016
Marathon Oil Corp.	5,021	79,332
Marathon Petroleum Corp.	3,035	153,389
Murphy Oil Corp.	1,017	29,076
Newfield Exploration Co. (a)	1,164	42,963
Noble Energy, Inc.	2,466	84,682
Occidental Petroleum Corp.	4,415	279,734
ONEOK, Inc.	1,168	64,754
Parsley Energy, Inc. Class A (a)	1,192	38,752
PBF Energy, Inc. Class A	539	11,950
Phillips 66	2,636	208,824
Pioneer Natural Resources Co.	943	175,615
QEP Resources, Inc. (a)	1,588	20,184
Range Resources Corp.	1,165	33,902
Rice Energy, Inc. (a)	876	20,761
SM Energy Co.	607	14,580
Southwestern Energy Co. (a)	3,063	25,025
Targa Resources Corp.	1,140	68,286
Tesoro Corp.	714	57,877

Valero Energy Corp.	2,703	179,182
Whiting Petroleum Corp. (a)	1,115	10,548
Williams Cos., Inc.	4,457	131,883
World Fuel Services Corp.	408	14,790
WPX Energy, Inc. (a)	2,198	29,431

		6,984,863

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	370	13,512

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	2,777	50,347
Edgewell Personal Care Co. (a)	338	24,722
Estee Lauder Cos., Inc. Class A	1,290	109,379
Herbalife, Ltd. (a) (b)	445	25,872
Nu Skin Enterprises, Inc. Class A	319	17,717

		228,037

PHARMACEUTICALS — 4.6%
Akorn, Inc. (a)	443	10,667
Allergan PLC	1,949	465,655
Bristol-Myers Squibb Co.	9,762	530,858
Eli Lilly & Co.	5,681	477,829
Endo International PLC (a)	1,269	14,162
Johnson & Johnson	16,113	2,006,874
Mallinckrodt PLC (a)	633	28,213
Merck & Co., Inc.	16,321	1,037,036
Mylan NV (a)	2,704	105,429
Perrigo Co. PLC	822	54,573
Pfizer, Inc.	35,153	1,202,584
Zoetis, Inc.	2,746	146,554

		6,080,434

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	223	24,071
Equifax, Inc.	669	91,479
ManpowerGroup, Inc.	435	44,618
Nielsen Holdings PLC	2,064	85,264
Robert Half International, Inc.	791	38,624
TransUnion (a)	289	11,083
Verisk Analytics, Inc. (a)	922	74,811

		369,950

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc.	474	52,386
American Campus Communities, Inc.	818	38,929
American Homes 4 Rent Class A	836	19,195
American Tower Corp. REIT	2,520	306,281
Annaly Capital Management, Inc.	6,183	68,693
Apartment Investment & Management Co. Class A REIT	908	40,270
Apple Hospitality REIT, Inc.	1,017	19,425
AvalonBay Communities, Inc. REIT	780	143,208
Boston Properties, Inc. REIT	856	113,343
Brandywine Realty Trust	939	15,240
Brixmor Property Group, Inc.	992	21,288
Camden Property Trust	473	38,058
Care Capital Properties, Inc.	455	12,226
Chimera Investment Corp.	1,120	22,602
Columbia Property Trust, Inc.	712	15,842
Corporate Office Properties Trust	511	16,914
Crown Castle International Corp. REIT	2,090	197,400

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CubeSmart REIT	1,015	$26,349
CyrusOne, Inc. REIT	385	19,816
DCT Industrial Trust, Inc. REIT	510	24,541
DDR Corp. REIT	1,725	21,614
Digital Realty Trust, Inc. REIT	964	102,560
Douglas Emmett, Inc.	802	30,797
Duke Realty Corp.	2,093	54,983
Empire State Realty Trust, Inc. Class A	636	13,127
EPR Properties	375	27,611
Equinix, Inc. REIT	401	160,548
Equity Commonwealth (a)	691	21,573
Equity LifeStyle Properties, Inc.	468	36,064
Equity Residential REIT	2,091	130,102
Essex Property Trust, Inc. REIT	362	83,814
Extra Space Storage, Inc. REIT	717	53,338
Federal Realty Investment Trust REIT	389	51,931
Forest City Realty Trust, Inc. Class A	1,236	26,920
Gaming and Leisure Properties, Inc.	1,016	33,955
GGP, Inc. REIT	3,249	75,312
HCP, Inc. REIT	2,755	86,176
Healthcare Trust of America, Inc. Class A	749	23,564
Highwoods Properties, Inc.	515	25,302
Hospitality Properties Trust	824	25,981
Host Hotels & Resorts, Inc. REIT	4,202	78,409
Invitation Homes, Inc. REIT (a)	500	10,915
Iron Mountain, Inc. REIT	1,567	55,895
Kilroy Realty Corp. REIT	587	42,311
Kimco Realty Corp. REIT	2,277	50,299
Lamar Advertising Co. Class A	427	31,914
Liberty Property Trust REIT	813	31,341
Life Storage, Inc. REIT	255	20,941
Macerich Co. REIT	862	55,513
MFA Financial, Inc.	2,037	16,459
Mid-America Apartment Communities, Inc. REIT	659	67,047
National Retail Properties, Inc.	818	35,681
Omega Healthcare Investors, Inc.	1,139	37,576
Outfront Media, Inc.	824	21,877
Paramount Group, Inc. REIT	1,128	18,285
Park Hotels & Resorts, Inc. REIT	627	16,095
Piedmont Office Realty Trust, Inc. Class A	874	18,686
Prologis, Inc. REIT	3,018	156,574
Public Storage REIT	872	190,890
Rayonier, Inc.	694	19,668
Realty Income Corp. REIT	1,630	97,034
Regency Centers Corp.	851	56,498
Retail Properties of America, Inc. Class A	1,415	20,404
SBA Communications Corp. REIT (a)	736	88,592
Senior Housing Properties Trust	1,220	24,705
Simon Property Group, Inc. REIT	1,773	305,009
SL Green Realty Corp. REIT	577	61,520
Spirit Realty Capital, Inc. REIT	2,562	25,953
Starwood Property Trust, Inc.	1,541	34,796
STORE Capital Corp.	883	21,086
Sun Communities, Inc. REIT	377	30,284
Tanger Factory Outlet Centers, Inc.	529	17,335
Taubman Centers, Inc.	358	23,635
Two Harbors Investment Corp.	2,033	19,496
UDR, Inc. REIT	1,488	53,955

Ventas, Inc. REIT	1,934	125,787
VEREIT, Inc.	5,159	43,800
Vornado Realty Trust REIT	1,032	103,520
Weingarten Realty Investors REIT	716	23,907
Welltower, Inc. REIT	2,078	147,164
Weyerhaeuser Co. REIT	4,414	149,988
WP Carey, Inc.	567	35,279

		4,783,401

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,894	65,892
Howard Hughes Corp. (a)	216	25,326
Jones Lang LaSalle, Inc.	245	27,305
Realogy Holdings Corp.	863	25,709

		144,232

ROAD & RAIL — 0.9%
AMERCO	43	16,391
Avis Budget Group, Inc. (a)	566	16,742
CSX Corp.	5,578	259,656
Genesee & Wyoming, Inc. Class A (a)	325	22,055
Hertz Global Holdings, Inc. (a) (b)	465	8,156
JB Hunt Transport Services, Inc.	505	46,329
Kansas City Southern	612	52,485
Landstar System, Inc.	251	21,498
Norfolk Southern Corp.	1,724	193,036
Old Dominion Freight Line, Inc.	378	32,345
Ryder System, Inc.	295	22,255
Union Pacific Corp.	4,963	525,681

		1,216,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	2,056	168,489
Applied Materials, Inc.	6,337	246,509
Broadcom, Ltd.	2,219	485,872
Cree, Inc. (a)	605	16,172
Cypress Semiconductor Corp.	1,836	25,263
First Solar, Inc. (a) (b)	467	12,656
Intel Corp.	27,568	994,378
KLA-Tencor Corp.	907	86,228
Lam Research Corp.	903	115,909
Marvell Technology Group, Ltd.	2,283	34,839
Maxim Integrated Products, Inc.	1,598	71,846
Microchip Technology, Inc.	1,261	93,037
Micron Technology, Inc. (a)	5,907	170,712
NVIDIA Corp.	3,006	327,444
ON Semiconductor Corp. (a)	2,357	36,510
Qorvo, Inc. (a)	814	55,808
QUALCOMM, Inc.	8,539	489,626
Skyworks Solutions, Inc.	1,064	104,251
SunPower Corp. (a) (b)	282	1,720
Teradyne, Inc.	1,117	34,739
Texas Instruments, Inc.	5,908	475,948
Versum Materials, Inc. (a)	558	17,075
Xilinx, Inc.	1,456	84,288

		4,149,319

SOFTWARE — 4.6%
Activision Blizzard, Inc.	3,224	160,749
Adobe Systems, Inc. (a)	2,848	370,610

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ANSYS, Inc. (a)	516	$55,145
Atlassian Corp. PLC Class A (a)	136	4,073
Autodesk, Inc. (a)	1,241	107,309
CA, Inc.	1,759	55,795
Cadence Design Systems, Inc. (a)	1,873	58,812
CDK Global, Inc.	896	58,249
Citrix Systems, Inc. (a)	877	73,133
Dell Technologies, Inc. Class V (a)	1,240	79,459
Electronic Arts, Inc. (a)	1,702	152,363
FireEye, Inc. (a)	856	10,794
Fortinet, Inc. (a)	773	29,645
Guidewire Software, Inc. (a)	389	21,912
Intuit, Inc.	1,436	166,562
Manhattan Associates, Inc. (a)	385	20,039
Microsoft Corp.	44,233	2,913,185
Nuance Communications, Inc. (a)	1,398	24,199
Oracle Corp.	17,368	774,787
PTC, Inc. (a)	683	35,892
Red Hat, Inc. (a)	1,046	90,479
salesforce.com, Inc. (a)	3,771	311,070
ServiceNow, Inc. (a)	950	83,097
Splunk, Inc. (a)	716	44,600
SS&C Technologies Holdings, Inc.	853	30,196
Symantec Corp.	3,752	115,111
Synopsys, Inc. (a)	839	60,517
Tableau Software, Inc. Class A (a)	268	13,279
Tyler Technologies, Inc. (a)	210	32,458
Ultimate Software Group, Inc. (a)	163	31,819
VMware, Inc. Class A (a) (b)	469	43,214
Workday, Inc. Class A (a)	652	54,299
Zynga, Inc. Class A (a)	3,738	10,653

		6,093,504

SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	412	61,083
AutoNation, Inc. (a)	388	16,408
AutoZone, Inc. (a)	174	125,811
Bed Bath & Beyond, Inc.	967	38,158
Best Buy Co., Inc.	1,692	83,162
Burlington Stores, Inc. (a)	385	37,457
Cabela’s, Inc. (a)	276	14,658
CarMax, Inc. (a)	1,112	65,853
CST Brands, Inc.	390	18,755
Dick’s Sporting Goods, Inc.	492	23,941
Foot Locker, Inc.	807	60,372
GameStop Corp. Class A	622	14,026
Gap, Inc.	1,423	34,565
Home Depot, Inc.	7,260	1,065,986
L Brands, Inc.	1,425	67,117
Lowe’s Cos., Inc.	5,254	431,931
Michaels Cos., Inc. (a)	497	11,128
Murphy USA, Inc. (a)	251	18,428
O’Reilly Automotive, Inc. (a)	563	151,920
Penske Automotive Group, Inc.	233	10,907
Ross Stores, Inc.	2,327	153,279
Sally Beauty Holdings, Inc. (a)	899	18,375
Signet Jewelers, Ltd.	443	30,687
Staples, Inc.	3,647	31,984
Tiffany & Co.	626	59,658
TJX Cos., Inc.	3,897	308,175

Tractor Supply Co.	767	52,900
Ulta Salon Cosmetics & Fragrance, Inc. (a)	356	101,542
Urban Outfitters, Inc. (a)	567	13,472
Williams-Sonoma, Inc.	536	28,740

		3,150,478

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	32,055	4,605,021
Hewlett Packard Enterprise Co.	10,090	239,133
HP, Inc.	10,095	180,499
NCR Corp. (a)	856	39,102
NetApp, Inc.	1,721	72,024
Western Digital Corp.	1,694	139,806
Xerox Corp.	5,557	40,788

		5,316,373

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	303	27,209
Coach, Inc.	1,560	64,475
Hanesbrands, Inc.	2,202	45,713
Kate Spade & Co. (a)	720	16,726
lululemon athletica, Inc. (a)	614	31,848
Michael Kors Holdings, Ltd. (a)	891	33,956
NIKE, Inc. Class B	7,783	433,747
PVH Corp.	458	47,389
Ralph Lauren Corp.	332	27,098
Skechers U.S.A., Inc. Class A (a)	696	19,105
Under Armour, Inc. Class A (a) (b)	993	19,642
Under Armour, Inc. Class C (a)	1,003	18,355
VF Corp.	1,932	106,202

		891,465

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	2,896	40,457
TFS Financial Corp.	398	6,615

		47,072

TOBACCO — 1.6%
Altria Group, Inc.	11,435	816,688
Philip Morris International, Inc.	9,119	1,029,535
Reynolds American, Inc.	4,901	308,861

		2,155,084

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	589	22,824
Fastenal Co.	1,642	84,563
HD Supply Holdings, Inc. (a)	1,299	53,421
Herc Holdings, Inc. (a)	155	7,578
MSC Industrial Direct Co., Inc. Class A	259	26,615
United Rentals, Inc. (a)	541	67,652
W.W. Grainger, Inc.	319	74,250
Watsco, Inc.	144	20,618
WESCO International, Inc. (a)	247	17,179

		374,700

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	394	31,749

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	988	76,837
Aqua America, Inc.	985	31,668

		108,505

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	4,202	$36,473
T-Mobile US, Inc. (a)	1,638	105,798
Telephone & Data Systems, Inc.	523	13,865
United States Cellular Corp. (a)	72	2,688

		158,824

TOTAL COMMON STOCKS (Cost $103,832,053)		132,367,835

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	189,498	189,498
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	333,063	333,063

TOTAL SHORT-TERM INVESTMENTS (Cost $522,561)		522,561

TOTAL INVESTMENTS — 100.1% (Cost $104,354,614)		132,890,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(136,504)

NET ASSETS — 100.0%		$132,753,892

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,898,736	$—	$—	$2,898,736
Air Freight & Logistics	851,982	—	—	851,982
Airlines	819,340	—	—	819,340
Auto Components	392,400	—	—	392,400
Automobiles.	845,449	—	—	845,449
Banks	8,359,678	—	—	8,359,678
Beverages	2,453,238	—	—	2,453,238
Biotechnology	3,746,091	—	—	3,746,091
Building Products	534,888	—	—	534,888
Capital Markets	3,803,217	—	—	3,803,217
Chemicals	2,879,776	—	—	2,879,776
Commercial Services & Supplies	529,753	—	—	529,753
Communications Equipment	1,479,548	—	—	1,479,548
Construction & Engineering	197,321	—	—	197,321
Construction Materials	194,328	—	—	194,328
Consumer Finance	1,050,205	—	—	1,050,205
Containers & Packaging	637,673	—	—	637,673
Distributors	157,906	—	—	157,906
Diversified Consumer Services	116,357	—	—	116,357
Diversified Financial Services	1,901,067	—	—	1,901,067
Diversified Telecommunication Services	2,884,767	—	—	2,884,767
Electric Utilities	2,480,966	—	—	2,480,966
Electrical Equipment.	722,340	—	—	722,340
Electronic Equipment, Instruments & Components	686,528	—	—	686,528

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Energy Equipment & Services	$1,347,070	$—	$—	$1,347,070
Equity Real Estate Investment Trusts (REITs)	91,648	—	—	91,648
Food & Staples Retailing	2,428,583	—	—	2,428,583
Food Products	2,180,814	—	—	2,180,814
Gas Utilities	117,721	—	—	117,721
Health Care Equipment & Supplies	3,402,957	—	—	3,402,957
Health Care Providers & Services	3,299,896	—	—	3,299,896
Health Care Technology	170,672	—	—	170,672
Hotels, Restaurants & Leisure	2,593,791	—	—	2,593,791
Household Durables	658,595	—	—	658,595
Household Products	2,201,505	—	—	2,201,505
Independent Power Producers & Energy Traders	102,069	—	—	102,069
Industrial Conglomerates	2,900,366	—	—	2,900,366
Insurance	3,951,949	—	—	3,951,949
Internet & Catalog Retail	3,104,007	—	—	3,104,007
Internet Software & Services	5,506,052	—	—	5,506,052
IT Services.	5,088,840	—	—	5,088,840
Leisure Equipment & Products	182,508	—	—	182,508
Life Sciences Tools & Services	981,283	—	—	981,283
Machinery	2,324,286	—	—	2,324,286
Marine	21,871	—	—	21,871
Media	4,381,794	—	—	4,381,794
Metals & Mining	530,138	—	—	530,138
Mortgage Real Estate Investment	36,876	—	—	36,876
Multi-Utilities	1,291,786	—	—	1,291,786
Multiline Retail	549,073	—	—	549,073
Oil, Gas & Consumable Fuels	6,984,863	—	—	6,984,863
Paper & Forest Products	13,512	—	—	13,512
Personal Products	228,037	—	—	228,037
Pharmaceuticals	6,080,434	—	—	6,080,434
Professional Services	369,950	—	—	369,950
Real Estate Investment Trusts (REITs)	4,783,401	—	—	4,783,401
Real Estate Management & Development	144,232	—	—	144,232
Road & Rail	1,216,629	—	—	1,216,629
Semiconductors & Semiconductor Equipment	4,149,319	—	—	4,149,319
Software	6,093,504	—	—	6,093,504
Specialty Retail	3,150,478	—	—	3,150,478
Technology Hardware, Storage & Peripherals	5,316,373	—	—	5,316,373
Textiles, Apparel & Luxury Goods	891,465	—	—	891,465
Thrifts & Mortgage Finance.	47,072	—	—	47,072
Tobacco	2,155,084	—	—	2,155,084
Trading Companies & Distributors	374,700	—	—	374,700
Transportation Infrastructure	31,749	—	—	31,749
Water Utilities	108,505	—	—	108,505
Wireless Telecommunication Services	158,824	—	—	158,824
Short-Term Investments	522,561	—	—	522,561

TOTAL INVESTMENTS	$132,890,396	$—	$—	$132,890,396

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Corp.	1,815	$97,865	479	—	2,294	$182,625	$2,396
State Street Institutional Liquid Reserves Fund, Premier Class	120,617	120,617	1,597,931	1,718,548	—	—	242
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,779,243	2,589,745	189,498	189,498	515
State Street Navigator Securities Lending Government Money Market Portfolio*	4,634,658	4,634,658	5,582,676	9,884,271	333,063	333,063	7,705

TOTAL		$4,853,140				$705,186	$10,858

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	3,304	$111,114
Aerojet Rocketdyne Holdings, Inc. (a)	6,662	144,565
Aerovironment, Inc. (a)	1,933	54,182
Astronics Corp. (a)	2,538	80,531
Cubic Corp.	2,656	140,237
Curtiss-Wright Corp.	4,610	420,709
DigitalGlobe, Inc. (a)	6,487	212,449
Ducommun, Inc. (a)	1,100	31,669
Engility Holdings, Inc. (a)	1,788	51,745
Esterline Technologies Corp. (a)	3,347	288,009
KEYW Holding Corp. (a)	4,645	43,849
KLX, Inc. (a)	5,889	263,238
Kratos Defense & Security Solutions, Inc. (a)	7,274	56,592
Mercury Systems, Inc. (a)	4,945	193,102
Moog, Inc. Class A (a)	3,270	220,234
National Presto Industries, Inc.	490	50,078
Sparton Corp. (a)	1,050	22,039
TASER International, Inc. (a)	5,472	124,707
Teledyne Technologies, Inc. (a)	3,710	469,167
Triumph Group, Inc.	5,146	132,509
Vectrus, Inc. (a)	1,002	22,395
Wesco Aircraft Holdings, Inc. (a)	5,619	64,057

		3,197,177

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	5,474	87,858
Atlas Air Worldwide Holdings, Inc. (a)	2,528	140,177
Echo Global Logistics, Inc. (a)	3,114	66,484
Forward Air Corp.	3,086	146,801
Hub Group, Inc. Class A (a)	3,472	161,101
Park-Ohio Holdings Corp.	904	32,499
Radiant Logistics, Inc. (a)	4,485	22,425
XPO Logistics, Inc. (a)	10,315	493,985

		1,151,330

AIRLINES — 0.3%
Allegiant Travel Co.	1,423	228,036
Hawaiian Holdings, Inc. (a)	5,530	256,868
SkyWest, Inc.	5,191	177,792

		662,696

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	8,810	165,452
Cooper Tire & Rubber Co.	5,812	257,762
Cooper-Standard Holdings, Inc. (a)	1,642	182,147
Dana, Inc.	16,891	326,165
Dorman Products, Inc. (a)	2,953	242,530
Fox Factory Holding Corp. (a)	2,174	62,394
Gentherm, Inc. (a)	3,684	144,597
Horizon Global Corp. (a)	1,741	24,165
LCI Industries	2,386	238,123
Metaldyne Performance Group, Inc.	1,731	39,553
Modine Manufacturing Co. (a)	4,982	60,780
Motorcar Parts of America, Inc. (a)	1,786	54,884
Spartan Motors, Inc.	3,635	29,080
Standard Motor Products, Inc.	2,144	105,356
Stoneridge, Inc. (a)	3,037	55,091

Strattec Security Corp.	343	9,535
Superior Industries International, Inc.	2,437	61,778
Tenneco, Inc.	5,983	373,459
Tower International, Inc.	2,046	55,447

		2,488,298

AUTOMOBILES — 0.0% (b)
Winnebago Industries, Inc.	2,647	77,425

BANKS — 11.4%
1st Source Corp.	1,830	85,918
Access National Corp. (c)	1,002	30,080
ACNB Corp.	1,076	31,043
Allegiance Bancshares, Inc. (a)	1,151	42,817
American National Bankshares, Inc.	859	31,998
Ameris Bancorp	3,447	158,907
Ames National Corp.	1,085	33,201
Arrow Financial Corp.	1,161	39,358
Atlantic Capital Bancshares, Inc. (a)	1,724	32,670
Banc of California, Inc.	5,098	105,529
BancFirst Corp.	779	70,032
Banco Latinoamericano de Comercio Exterior SA Class E	3,125	86,687
Bancorp, Inc. (a)	7,472	38,107
BancorpSouth, Inc.	9,255	279,964
Bank of Marin Bancorp	893	57,465
Bank of the Ozarks, Inc.	9,671	502,989
Bankwell Financial Group, Inc.	768	26,411
Banner Corp.	3,203	178,215
Bar Harbor Bankshares	2,207	72,991
Berkshire Hills Bancorp, Inc.	3,256	117,379
Blue Hills Bancorp, Inc.	2,772	49,480
BNC Bancorp	4,318	151,346
Boston Private Financial Holdings, Inc.	8,417	138,039
Bridge Bancorp, Inc.	1,816	63,560
Brookline Bancorp, Inc.	7,401	115,826
Bryn Mawr Bank Corp.	1,926	76,077
C&F Financial Corp.	384	17,779
Camden National Corp.	1,540	67,822
Capital Bank Financial Corp. Class A	2,081	90,315
Capital City Bank Group, Inc.	1,394	29,818
Cardinal Financial Corp.	3,067	91,826
Carolina Financial Corp.	1,151	34,530
Cascade Bancorp (a)	3,152	24,302
Cathay General Bancorp	7,769	292,736
CenterState Banks, Inc.	4,799	124,294
Central Pacific Financial Corp.	3,152	96,262
Central Valley Community Bancorp	1,151	23,595
Century Bancorp, Inc. Class A	343	20,863
Chemical Financial Corp.	6,930	354,469
Citizens & Northern Corp.	1,340	31,195
City Holding Co.	1,645	106,070
CNB Financial Corp.	1,442	34,449
CoBiz Financial, Inc.	3,713	62,378
Codorus Valley Bancorp, Inc.	1,008	26,117
Columbia Banking System, Inc.	6,839	266,653
Community Bank System, Inc.	4,418	242,902
Community Trust Bancorp, Inc.	1,587	72,605
ConnectOne Bancorp, Inc.	3,252	78,861
County Bancorp, Inc.	576	16,739
CU Bancorp (a)	1,737	68,872

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Customers Bancorp, Inc. (a)	2,726	$85,951
CVB Financial Corp.	10,567	233,425
Eagle Bancorp, Inc. (a)	3,432	204,890
Enterprise Bancorp, Inc.	1,306	45,397
Enterprise Financial Services Corp.	2,188	92,771
Equity Bancshares, Inc. Class A (a)	576	18,300
Farmers Capital Bank Corp.	757	30,583
Farmers National Banc Corp.	2,676	38,401
FCB Financial Holdings, Inc. Class A (a)	3,153	156,231
Fidelity Southern Corp.	2,292	51,295
Financial Institutions, Inc.	1,487	48,997
First BanCorp (a)	12,663	71,546
First Bancorp, Inc.	1,036	28,231
First Bancorp/Southern Pines	2,047	59,957
First Busey Corp.	3,124	91,846
First Business Financial Services, Inc.	782	20,301
First Citizens BancShares, Inc. Class A	778	260,918
First Commonwealth Financial Corp.	10,766	142,757
First Community Bancshares, Inc.	1,648	41,151
First Community Financial Partners, Inc. (a)	1,343	17,123
First Connecticut Bancorp, Inc.	1,841	45,657
First Financial Bancorp	6,154	168,927
First Financial Bankshares, Inc.	6,876	275,728
First Financial Corp.	1,204	57,190
First Foundation, Inc. (a)	2,682	41,598
First Internet Bancorp	576	16,992
First Interstate BancSystem, Inc. Class A	1,835	72,758
First Merchants Corp.	4,220	165,930
First Mid-Illinois Bancshares, Inc.	1,108	37,495
First Midwest Bancorp, Inc.	8,273	195,905
First NBC Bank Holding Co. (a) (c)	1,494	5,976
First Northwest Bancorp (a)	1,151	17,840
First of Long Island Corp.	1,932	52,261
Flushing Financial Corp.	2,941	79,025
FNB Corp.	32,284	480,063
Franklin Financial Network, Inc. (a)	1,766	68,432
Fulton Financial Corp.	17,812	317,944
German American Bancorp, Inc.	1,343	63,578
Glacier Bancorp, Inc.	7,790	264,315
Great Southern Bancorp, Inc.	1,103	55,701
Great Western Bancorp, Inc.	5,944	252,085
Green Bancorp, Inc. (a)	2,580	45,924
Guaranty Bancorp	1,547	37,669
Hancock Holding Co.	8,561	389,954
Hanmi Financial Corp.	3,299	101,444
Heartland Financial USA, Inc.	2,289	114,336
Heritage Commerce Corp.	2,239	31,570
Heritage Financial Corp.	3,037	75,166
Heritage Oaks Bancorp	3,813	50,904
Hilltop Holdings, Inc.	7,552	207,453
Home BancShares, Inc.	12,695	343,654
HomeTrust Bancshares, Inc. (a)	1,663	39,080
Hope Bancorp, Inc.	13,391	256,705
Horizon Bancorp	2,814	73,783
IBERIABANK Corp.	4,473	353,814
Independent Bank Corp.	2,852	185,380
Independent Bank Corp.	2,274	47,072
Independent Bank Group, Inc.	1,097	70,537

International Bancshares Corp.	6,250	221,250
Investors Bancorp, Inc.	31,389	451,374
Lakeland Bancorp, Inc.	3,973	77,871
Lakeland Financial Corp.	2,624	113,147
LCNB Corp.	1,199	28,596
LegacyTexas Financial Group, Inc.	5,118	204,208
Live Oak Bancshares, Inc. (c)	2,292	49,622
Macatawa Bank Corp.	3,251	32,120
MainSource Financial Group, Inc.	2,187	72,018
MB Financial, Inc.	7,786	333,396
MBT Financial Corp.	2,292	26,014
Mercantile Bank Corp.	1,685	57,964
Merchants Bancshares, Inc.	637	31,022
Middleburg Financial Corp.	576	23,063
MidWestOne Financial Group, Inc.	686	23,523
MutualFirst Financial, Inc.	576	18,173
National Bank Holdings Corp. Class A	2,820	91,650
National Bankshares, Inc.	760	28,538
National Commerce Corp. (a)	1,457	53,326
NBT Bancorp, Inc.	4,375	162,181
Nicolet Bankshares, Inc. (a)	768	36,357
Northrim BanCorp, Inc.	768	23,078
OFG Bancorp	4,884	57,631
Old Line Bancshares, Inc.	960	27,341
Old National Bancorp	13,520	234,572
Old Second Bancorp, Inc.	2,730	30,712
Opus Bank	1,792	36,109
Orrstown Financial Services, Inc.	960	21,456
Pacific Continental Corp.	1,934	47,383
Pacific Premier Bancorp, Inc. (a)	3,446	132,843
Park National Corp.	1,451	152,645
Park Sterling Corp.	4,740	58,349
Peapack Gladstone Financial Corp.	1,634	48,350
Penns Woods Bancorp, Inc.	490	21,290
People’s Utah Bancorp	1,343	35,522
Peoples Bancorp, Inc.	1,913	60,566
Peoples Financial Services Corp.	760	31,768
Pinnacle Financial Partners, Inc.	4,336	288,127
Preferred Bank.	1,252	67,182
Premier Financial Bancorp, Inc.	1,056	22,208
PrivateBancorp, Inc.	8,459	502,211
Prosperity Bancshares, Inc.	7,451	519,409
QCR Holdings, Inc.	1,399	59,248
Renasant Corp.	4,257	168,960
Republic Bancorp, Inc. Class A	1,002	34,459
Republic First Bancorp, Inc. (a)	4,763	39,533
S&T Bancorp, Inc.	3,505	121,273
Sandy Spring Bancorp, Inc.	2,597	106,451
Seacoast Banking Corp. of Florida (a)	2,992	71,748
ServisFirst Bancshares, Inc.	4,846	176,297
Shore Bancshares, Inc.	1,343	22,442
Sierra Bancorp	1,302	35,714
Simmons First National Corp. Class A	3,088	170,303
South State Corp.	2,436	217,657
Southern First Bancshares, Inc. (a)	1,276	41,661
Southern National Bancorp of Virginia, Inc.	1,151	19,486
Southside Bancshares, Inc.	2,554	85,738
Southwest Bancorp, Inc.	2,047	53,529

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

State Bank Financial Corp.	3,374	$88,129
Sterling Bancorp	13,066	309,664
Stock Yards Bancorp, Inc.	2,146	87,235
Stonegate Bank	1,002	47,184
Suffolk Bancorp	1,239	50,068
Summit Financial Group, Inc.	1,151	24,793
Sun Bancorp, Inc.	839	20,472
Texas Capital Bancshares, Inc. (a)	4,859	405,484
Tompkins Financial Corp.	1,491	120,100
Towne Bank	5,327	172,595
TriCo Bancshares	2,174	77,242
TriState Capital Holdings, Inc. (a)	2,193	51,207
Triumph Bancorp, Inc. (a)	1,758	45,356
Trustmark Corp.	6,565	208,701
UMB Financial Corp.	4,704	354,258
Umpqua Holdings Corp.	22,557	400,161
Union Bankshares Corp.	4,692	165,065
Union Bankshares, Inc./Morrisville	884	37,968
United Bankshares, Inc. (c)	7,770	328,282
United Community Banks, Inc.	7,956	220,302
Univest Corp. of Pennsylvania	2,188	56,669
Valley National Bancorp	25,012	295,142
Veritex Holdings, Inc. (a)	1,151	32,366
Washington Trust Bancorp, Inc.	1,491	73,506
WashingtonFirst Bankshares, Inc.	1,008	28,224
Webster Financial Corp.	9,476	474,179
WesBanco, Inc.	3,974	151,449
West Bancorp, Inc.	1,450	33,277
Westamerica Bancorporation	2,657	148,340
Wintrust Financial Corp.	5,475	378,432
Xenith Bankshares, Inc. (a)	782	19,839

		22,675,810

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	916	132,499
Coca-Cola Bottling Co. Consolidated	576	118,667
Craft Brew Alliance, Inc. (a)	1,100	14,685
MGP Ingredients, Inc.	1,394	75,597
National Beverage Corp.	1,204	101,774
Primo Water Corp. (a)	2,484	33,733

		476,955

BIOTECHNOLOGY — 4.9%
Acceleron Pharma, Inc. (a)	2,900	76,763
Achillion Pharmaceuticals, Inc. (a)	17,046	71,764
Acorda Therapeutics, Inc. (a)	4,228	88,788
Adamas Pharmaceuticals, Inc. (a)	1,600	28,000
Aduro Biotech, Inc. (a)	3,983	42,817
Advaxis, Inc. (a) (c)	3,882	31,716
Aevi Genomic Medicine, Inc. (a)	6,247	11,619
Agenus, Inc. (a)	8,125	30,631
Aimmune Therapeutics, Inc. (a)	2,936	63,799
Akebia Therapeutics, Inc. (a)	4,119	37,895
Alder Biopharmaceuticals, Inc. (a)	4,953	103,022
AMAG Pharmaceuticals, Inc. (a)	3,423	77,189
Amicus Therapeutics, Inc. (a)	16,417	117,053
Anavex Life Sciences Corp. (a) (c)	4,041	23,195
Anthera Pharmaceuticals, Inc. (a) (c)	3,250	1,383
Applied Genetic Technologies Corp. (a)	1,637	11,295
Aptevo Therapeutics, Inc. (a)	1,710	3,523

Ardelyx, Inc. (a)	4,108	51,966
Arena Pharmaceuticals, Inc. (a)	23,032	33,627
Array BioPharma, Inc. (a)	16,779	150,004
Arrowhead Pharmaceuticals, Inc. (a) (c)	6,887	12,741
Atara Biotherapeutics, Inc. (a)	2,503	51,437
Athersys, Inc. (a)	8,405	14,373
Avexis, Inc. (a)	576	43,793
Axovant Sciences, Ltd. (a)	2,581	38,560
Bellicum Pharmaceuticals, Inc. (a) (c)	2,383	29,406
BioCryst Pharmaceuticals, Inc. (a)	8,609	72,316
BioSpecifics Technologies Corp. (a)	972	53,266
BioTime, Inc. (a)	5,813	20,055
Bluebird Bio, Inc. (a)	4,326	393,233
Blueprint Medicines Corp. (a)	2,670	106,773
Cara Therapeutics, Inc. (a) (c)	2,340	43,033
Celldex Therapeutics, Inc. (a)	9,636	34,786
Cellular Biomedicine Group, Inc. (a) (c)	1,002	11,824
Chimerix, Inc. (a)	4,356	27,791
Cidara Therapeutics, Inc. (a)	1,535	11,973
Clovis Oncology, Inc. (a)	3,898	248,186
Coherus Biosciences, Inc. (a)	3,233	68,378
Concert Pharmaceuticals, Inc. (a)	1,494	25,488
Curis, Inc. (a)	13,238	36,802
Cytokinetics, Inc. (a)	3,453	44,371
CytomX Therapeutics, Inc. (a)	2,292	39,583
CytRx Corp. (a) (c)	5,568	2,473
Dynavax Technologies Corp. (a) (c)	5,987	35,623
Eagle Pharmaceuticals, Inc. (a)	927	76,885
Edge Therapeutics, Inc. (a)	1,913	17,427
Editas Medicine, Inc. (a) (c)	576	12,856
Emergent BioSolutions, Inc. (a)	3,415	99,172
Enanta Pharmaceuticals, Inc. (a)	1,538	47,370
Epizyme, Inc. (a)	4,241	72,733
Esperion Therapeutics, Inc. (a) (c)	1,344	47,457
Exact Sciences Corp. (a)	11,117	262,584
Exelixis, Inc. (a)	24,442	529,658
FibroGen, Inc. (a)	5,561	137,079
Five Prime Therapeutics, Inc. (a)	2,889	104,437
Flexion Therapeutics, Inc. (a)	2,938	79,062
Foundation Medicine, Inc. (a) (c)	1,401	45,182
Galena Biopharma, Inc. (a) (c)	939	573
Genomic Health, Inc. (a)	1,781	56,084
Geron Corp. (a) (c)	24,671	56,003
Global Blood Therapeutics, Inc. (a)	2,191	80,738
Halozyme Therapeutics, Inc. (a)	10,894	141,186
Heron Therapeutics, Inc. (a)	4,731	70,965
Idera Pharmaceuticals, Inc. (a)	15,427	38,105
Ignyta, Inc. (a)	2,504	21,534
ImmunoGen, Inc. (a) (c)	8,441	32,667
Immunomedics, Inc. (a) (c)	9,784	63,303
Inotek Pharmaceuticals Corp. (a) (c)	2,292	4,584
Inovio Pharmaceuticals, Inc. (a)	10,160	67,259
Insmed, Inc. (a)	7,003	122,623
Insys Therapeutics, Inc. (a) (c)	2,253	23,679
Intellia Therapeutics, Inc. (a)	960	13,526
Invitae Corp. (a)	2,676	29,597
Ironwood Pharmaceuticals, Inc. (a)	14,789	252,300
Karyopharm Therapeutics, Inc. (a)	3,485	44,747
Keryx Biopharmaceuticals, Inc. (a) (c)	8,587	52,896

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Kite Pharma, Inc. (a)	4,627	$363,173
La Jolla Pharmaceutical Co. (a) (c)	1,380	41,193
Lexicon Pharmaceuticals, Inc. (a) (c)	4,021	57,661
Ligand Pharmaceuticals, Inc. (a)	2,011	212,844
Lion Biotechnologies, Inc. (a)	5,124	38,174
Loxo Oncology, Inc. (a)	1,567	65,939
MacroGenics, Inc. (a)	3,352	62,347
MannKind Corp. (a) (c)	6,758	10,002
MediciNova, Inc. (a)	3,251	19,474
Merrimack Pharmaceuticals, Inc. (a) (c)	11,747	36,181
MiMedx Group, Inc. (a) (c)	11,168	106,431
Minerva Neurosciences, Inc. (a)	1,724	13,964
Momenta Pharmaceuticals, Inc. (a)	6,921	92,395
Myriad Genetics, Inc. (a)	6,964	133,709
NantKwest, Inc. (a) (c)	2,096	7,441
Natera, Inc. (a)	2,868	25,439
NewLink Genetics Corp. (a)	1,979	47,694
Novavax, Inc. (a)	35,032	44,841
OncoMed Pharmaceuticals, Inc. (a)	1,821	16,771
Ophthotech Corp. (a)	3,086	11,295
Organovo Holdings, Inc. (a) (c)	9,071	28,846
Otonomy, Inc. (a)	2,725	33,381
OvaScience, Inc. (a)	2,337	4,370
PDL BioPharma, Inc.	16,853	38,256
Pfenex, Inc. (a)	2,591	15,054
PharmAthene, Inc.	7,640	6,200
Portola Pharmaceuticals, Inc. (a)	4,946	193,834
Progenics Pharmaceuticals, Inc. (a)	7,388	69,743
Proteostasis Therapeutics, Inc. (a)	768	6,006
Prothena Corp. PLC (a)	3,907	217,972
PTC Therapeutics, Inc. (a)	3,443	33,879
Puma Biotechnology, Inc. (a)	2,881	107,173
Radius Health, Inc. (a)	3,325	128,511
REGENXBIO, Inc. (a)	2,484	47,941
Regulus Therapeutics, Inc. (a)	7,297	12,040
Repligen Corp. (a)	3,941	138,723
Retrophin, Inc. (a)	3,514	64,868
Rigel Pharmaceuticals, Inc. (a)	13,425	44,437
Sage Therapeutics, Inc. (a)	3,354	238,369
Sangamo Therapeutics, Inc. (a)	7,009	36,447
Sarepta Therapeutics, Inc. (a)	5,054	149,598
Seres Therapeutics, Inc. (a)	1,928	21,729
Sorrento Therapeutics, Inc. (a) (c)	2,485	9,816
Spark Therapeutics, Inc. (a)	2,038	108,707
Spectrum Pharmaceuticals, Inc. (a)	9,326	60,619
Stemline Therapeutics, Inc. (a)	1,726	14,757
Synergy Pharmaceuticals, Inc. (a)	25,096	116,947
Synthetic Biologics, Inc. (a)	8,779	5,537
T2 Biosystems, Inc. (a) (c)	3,078	16,190
TESARO, Inc. (a)	2,934	451,455
TG Therapeutics, Inc. (a) (c)	4,844	56,433
Tobira Therapeutics, Inc. (CVR) (a) (e)	740	10,168
Trevena, Inc. (a)	5,094	18,695
Trovagene, Inc. (a) (c)	2,409	2,770
Ultragenyx Pharmaceutical, Inc. (a)	4,048	274,373
Vanda Pharmaceuticals, Inc. (a)	4,254	59,556
Versartis, Inc. (a)	3,494	74,597
Vital Therapies, Inc. (a)	2,260	9,040
Voyager Therapeutics, Inc. (a)	1,343	17,781

XBiotech, Inc. (a) (c)	1,913	31,545
Xencor, Inc. (a)	3,503	83,792
Zafgen, Inc. (a)	2,987	13,919
ZIOPHARM Oncology, Inc. (a) (c)	12,761	80,905

		9,788,531

BUILDING PRODUCTS — 1.2%
AAON, Inc.	4,280	151,298
Advanced Drainage Systems, Inc.	3,522	77,132
American Woodmark Corp. (a)	1,501	137,792
Apogee Enterprises, Inc.	3,262	194,448
Armstrong Flooring, Inc. (a)	2,484	45,755
Builders FirstSource, Inc. (a)	8,875	132,237
Caesarstone, Ltd. (a)	2,484	90,045
Continental Building Products, Inc. (a)	3,698	90,601
CSW Industrials, Inc. (a)	1,535	56,335
Gibraltar Industries, Inc. (a)	3,209	132,211
Griffon Corp.	3,078	75,873
Insteel Industries, Inc.	1,913	69,136
Masonite International Corp. (a)	3,069	243,218
NCI Building Systems, Inc. (a)	3,015	51,707
Patrick Industries, Inc. (a)	1,654	117,269
PGT Innovations, Inc. (a)	5,323	57,222
Ply Gem Holdings, Inc. (a)	2,272	44,758
Quanex Building Products Corp.	3,512	71,118
Simpson Manufacturing Co., Inc.	4,225	182,055
Trex Co., Inc. (a)	2,968	205,950
Universal Forest Products, Inc.	2,045	201,514

		2,427,674

CAPITAL MARKETS — 1.4%
Arlington Asset Investment Corp. Class A (c)	2,030	28,684
Associated Capital Group, Inc. Class A	635	22,955
BGC Partners, Inc. Class A	22,123	251,317
Cohen & Steers, Inc.	2,269	90,692
Cowen Group, Inc. Class A (a)	2,379	35,566
Diamond Hill Investment Group, Inc.	294	57,198
Evercore Partners, Inc. Class A	4,133	321,961
Financial Engines, Inc.	5,703	248,366
GAMCO Investors, Inc. Class A	443	13,108
Greenhill & Co., Inc.	2,825	82,773
Houlihan Lokey, Inc.	1,902	65,524
INTL. FCStone, Inc. (a)	1,487	56,447
Investment Technology Group, Inc.	3,589	72,677
Janus Capital Group, Inc.	14,551	192,073
KCG Holdings, Inc. Class A (a)	5,466	97,459
Ladenburg Thalmann Financial Services, Inc. (a)	11,051	27,406
Manning & Napier, Inc.	1,913	10,904
Moelis & Co. Class A	2,245	86,432
OM Asset Management PLC	4,134	62,506
Oppenheimer Holdings, Inc. Class A	1,051	17,972
Piper Jaffray Cos	1,627	103,884
PJT Partners, Inc. Class A	1,913	67,127
Pzena Investment Management, Inc. Class A	1,204	11,847
Safeguard Scientifics, Inc. (a)	2,239	28,435
Stifel Financial Corp. (a)	6,614	331,957
Virtu Financial, Inc. Class A	2,696	45,832

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Virtus Investment Partners, Inc.	722	$76,460
Waddell & Reed Financial, Inc. Class A	8,213	139,621
Westwood Holdings Group, Inc.	733	39,150
WisdomTree Investments, Inc. (c)	12,133	110,168

		2,796,501

CHEMICALS — 2.8%
A Schulman, Inc.	3,020	94,979
AgroFresh Solutions, Inc. (a)	2,868	12,533
American Vanguard Corp.	3,028	50,265
Balchem Corp.	3,355	276,519
Calgon Carbon Corp.	5,080	74,168
Chase Corp.	685	65,349
Chemours Co.	19,117	736,004
Chemtura Corp. (a)	6,567	219,338
Codexis, Inc. (a)	4,016	19,277
Ferro Corp. (a)	8,561	130,042
Flotek Industries, Inc. (a) (c)	5,373	68,721
FutureFuel Corp.	2,337	33,139
GCP Applied Technologies, Inc. (a)	7,256	236,908
Hawkins, Inc.	951	46,599
HB Fuller Co.	5,241	270,226
Ingevity Corp. (a)	4,386	266,888
Innophos Holdings, Inc.	2,096	113,121
Innospec, Inc.	2,436	157,731
KMG Chemicals, Inc.	806	37,132
Koppers Holdings, Inc. (a)	2,226	94,271
Kraton Corp. (a)	3,014	93,193
Kronos Worldwide, Inc.	2,078	34,142
LSB Industries, Inc. (a)	2,028	19,023
Minerals Technologies, Inc.	3,643	279,054
Olin Corp.	17,884	587,847
OMNOVA Solutions, Inc. (a)	4,982	49,322
PolyOne Corp.	8,552	291,538
Quaker Chemical Corp.	1,284	169,051
Rayonier Advanced Materials, Inc.	4,695	63,148
Sensient Technologies Corp.	4,582	363,169
Stepan Co.	1,998	157,462
TerraVia Holdings, Inc. (a) (c)	7,560	5,477
Trecora Resources (a)	2,129	23,632
Tredegar Corp.	2,630	46,157
Trinseo SA	3,094	207,607
Tronox, Ltd. Class A	7,401	136,548

		5,529,580

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	5,917	257,981
ACCO Brands Corp. (a)	11,226	147,622
Aqua Metals, Inc. (a)	1,343	26,242
ARC Document Solutions, Inc. (a)	3,828	13,207
Brady Corp. Class A	4,801	185,559
Brink’s Co.	5,183	277,031
Casella Waste Systems, Inc. Class A (a)	4,081	57,583
CECO Environmental Corp.	3,417	35,913
Deluxe Corp.	5,220	376,727
Ennis, Inc.	2,776	47,192
Essendant, Inc.	3,834	58,085
Healthcare Services Group, Inc.	7,555	325,545
Heritage-Crystal Clean, Inc. (a)	954	13,070
Herman Miller, Inc.	6,005	189,458

HNI Corp.	5,110	235,520
InnerWorkings, Inc. (a)	4,266	42,489
Interface, Inc.	6,615	126,016
Kimball International, Inc. Class B	4,406	72,699
Knoll, Inc.	4,933	117,455
Matthews International Corp. Class A	3,272	221,351
McGrath RentCorp	2,651	88,994
Mobile Mini, Inc.	4,551	138,806
MSA Safety, Inc.	3,521	248,899
Multi-Color Corp.	1,562	110,902
Quad/Graphics, Inc.	2,928	73,903
SP Plus Corp. (a)	1,600	54,000
Steelcase, Inc. Class A	8,794	147,299
Team, Inc. (a)	3,040	82,232
Tetra Tech, Inc.	6,254	255,476
TRC Cos., Inc. (a)	1,494	26,070
UniFirst Corp.	1,640	231,978
US Ecology, Inc.	2,243	105,085
Viad Corp.	2,187	98,852
VSE Corp.	970	39,576
West Corp.	4,696	114,676

		4,643,493

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	4,753	98,625
Aerohive Networks, Inc. (a)	4,200	17,682
Applied Optoelectronics, Inc. (a)	1,988	111,626
Bel Fuse, Inc. Class B	1,054	26,930
Black Box Corp.	1,737	15,546
CalAmp Corp. (a)	3,713	62,341
Calix, Inc. (a)	4,179	30,298
Ciena Corp. (a)	14,003	330,611
Clearfield, Inc. (a)	1,148	18,885
Comtech Telecommunications Corp.	3,227	47,566
Digi International, Inc. (a)	2,744	32,654
EMCORE Corp.	2,981	26,829
Extreme Networks, Inc. (a)	9,675	72,659
Finisar Corp. (a)	10,894	297,842
Harmonic, Inc. (a)	9,444	56,192
Infinera Corp. (a)	14,500	148,335
InterDigital, Inc.	3,741	322,848
Ixia (a)	7,984	156,885
KVH Industries, Inc. (a)	1,649	13,852
Lumentum Holdings, Inc. (a)	5,146	274,539
NETGEAR, Inc. (a)	3,399	168,420
NetScout Systems, Inc. (a)	9,945	377,413
Oclaro, Inc. (a)	11,311	111,074
Plantronics, Inc.	3,498	189,277
ShoreTel, Inc. (a)	6,059	37,263
Silicom, Ltd.	576	28,610
Sonus Networks, Inc. (a)	4,417	29,108
Ubiquiti Networks, Inc. (a)	2,785	139,974
ViaSat, Inc. (a)	5,303	338,437
Viavi Solutions, Inc. (a)	23,667	253,710

		3,836,031

CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	3,543	81,170
Argan, Inc.	1,294	85,598
Comfort Systems USA, Inc.	3,926	143,888

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Dycom Industries, Inc. (a)	3,206	$297,998
EMCOR Group, Inc.	6,475	407,601
Granite Construction, Inc.	4,401	220,886
Great Lakes Dredge & Dock Corp. (a)	6,298	25,192
HC2 Holdings, Inc. (a)	4,222	26,176
Layne Christensen Co. (a)	2,484	21,959
MasTec, Inc. (a)	6,764	270,898
MYR Group, Inc. (a)	1,823	74,743
NV5 Global, Inc. (a)	876	32,938
Orion Group Holdings, Inc. (a)	2,834	21,170
Primoris Services Corp.	4,373	101,541
Tutor Perini Corp. (a)	3,934	125,101

		1,936,859

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)	7,259	170,442
Summit Materials, Inc. Class A (a)	11,062	273,342
United States Lime & Minerals, Inc.	196	15,480
US Concrete, Inc. (a)	1,495	96,502

		555,766

CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a)	2,294	70,655
Enova International, Inc. (a)	2,462	36,561
EZCORP, Inc. Class A (a)	5,374	43,798
Firstcash, Inc.	5,081	249,731
Green Dot Corp. Class A (a)	4,370	145,783
LendingClub Corp. (a)	33,791	185,513
Nelnet, Inc. Class A	2,272	99,650
PRA Group, Inc. (a)	4,739	157,098
Regional Management Corp. (a)	2,050	39,831
World Acceptance Corp. (a)	664	34,382

		1,063,002

CONTAINERS & PACKAGING — 0.1%
Greif, Inc. Class A	3,110	171,330
Greif, Inc. Class B	192	12,538
Multi Packaging Solutions International, Ltd. (a)	2,553	45,826
Myers Industries, Inc.	2,408	38,167
UFP Technologies, Inc. (a)	768	19,891

		287,752

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	4,845	151,115
Weyco Group, Inc.	711	19,965

		171,080

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)	1,501	34,373
Ascent Capital Group, Inc. Class A (a)	1,297	18,327
Bridgepoint Education, Inc. (a)	1,496	15,962
Bright Horizons Family Solutions, Inc. (a)	4,558	330,409
Capella Education Co.	1,187	100,925
Career Education Corp. (a)	7,327	63,745
Carriage Services, Inc.	1,641	44,504
Chegg, Inc. (a) (c)	9,604	81,058
Collectors Universe, Inc.	684	17,852
DeVry Education Group, Inc.	6,202	219,861
Grand Canyon Education, Inc. (a)	4,609	330,051

Houghton Mifflin Harcourt Co. (a)	12,763	129,544
K12, Inc. (a)	3,422	65,531
Regis Corp. (a)	3,930	46,060
Sotheby’s (a)	5,480	249,230
Strayer Education, Inc.	1,155	92,966
Weight Watchers International, Inc. (a)	2,774	43,191

		1,883,589

DIVERSIFIED FINANCIAL SERVICES — 0.1%
FNFV Group (a)	6,441	85,343
GAIN Capital Holdings, Inc.	4,808	40,051
Marlin Business Services Corp.	855	22,016
NewStar Financial, Inc.	2,747	29,063
On Deck Capital, Inc. (a)	5,172	26,067
PICO Holdings, Inc. (a)	2,435	34,090
Tiptree, Inc. Class A	5,181	37,822

		274,452

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	1,119	78,800
Cincinnati Bell, Inc. (a)	4,406	77,986
Cogent Communications Holdings, Inc.	4,431	190,755
Consolidated Communications Holdings, Inc.	4,904	114,852
FairPoint Communications, Inc. (a)	2,240	37,184
General Communication, Inc. Class A (a)	3,308	68,806
Globalstar, Inc. (a) (c)	39,737	63,579
Hawaiian Telcom Holdco, Inc. (a)	720	16,495
IDT Corp. Class B	1,543	19,627
Iridium Communications, Inc. (a) (c)	8,456	81,601
Lumos Networks Corp. (a)	2,028	35,896
ORBCOMM, Inc. (a)	6,633	63,345
pdvWireless, Inc. (a)	1,364	29,803
Straight Path Communications, Inc. Class B (a)	927	33,344
Vonage Holdings Corp. (a)	20,150	127,348
Windstream Holdings, Inc.	19,446	105,981

		1,145,402

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	5,373	363,806
El Paso Electric Co.	4,160	210,080
IDACORP, Inc.	5,323	441,596
MGE Energy, Inc.	3,601	234,065
Otter Tail Corp.	3,828	145,081
PNM Resources, Inc.	8,579	317,423
Portland General Electric Co.	9,442	419,414
Spark Energy, Inc. Class A (c)	576	18,403

		2,149,868

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	757	15,216
American Superconductor Corp. (a)	1,535	10,530
AZZ, Inc.	2,807	167,016
Babcock & Wilcox Enterprises, Inc. (a)	4,763	44,486
Encore Wire Corp.	2,011	92,506
Energous Corp. (a) (c)	1,535	23,946
EnerSys	4,560	359,966
FuelCell Energy, Inc. (a)	1,732	2,382
Generac Holdings, Inc. (a)	6,772	252,460
General Cable Corp.	4,838	86,842

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

LSI Industries, Inc.	2,243	$22,632
Plug Power, Inc. (a) (c)	23,453	32,365
Powell Industries, Inc.	953	32,821
Preformed Line Products Co.	291	15,176
Sunrun, Inc. (a) (c)	6,731	36,347
Thermon Group Holdings, Inc. (a)	3,352	69,856
Vicor Corp. (a)	1,936	31,170

		1,295,717

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Agilysys, Inc. (a)	1,490	14,081
Anixter International, Inc. (a)	3,064	242,975
AVX Corp.	5,162	84,554
Badger Meter, Inc.	3,082	113,263
Belden, Inc.	4,551	314,884
Benchmark Electronics, Inc. (a)	5,148	163,706
Coherent, Inc. (a)	2,560	526,438
Control4 Corp. (a)	2,003	31,627
CTS Corp.	3,495	74,444
Daktronics, Inc.	3,834	36,231
Electro Scientific Industries, Inc. (a)	3,443	23,998
ePlus, Inc. (a)	714	96,426
Fabrinet (a)	3,521	147,988
FARO Technologies, Inc. (a)	1,792	64,064
II-VI, Inc. (a)	6,092	219,617
Insight Enterprises, Inc. (a)	3,982	163,620
InvenSense, Inc. (a)	8,629	108,984
Itron, Inc. (a)	3,568	216,578
Kimball Electronics, Inc. (a)	3,428	58,105
Knowles Corp. (a)	9,117	172,767
Littelfuse, Inc.	2,252	360,117
Maxwell Technologies, Inc. (a)	3,635	21,119
Mesa Laboratories, Inc.	292	35,828
Methode Electronics, Inc.	3,885	177,156
MTS Systems Corp.	1,967	108,283
Novanta, Inc. (a)	3,227	85,677
OSI Systems, Inc. (a)	1,736	126,711
Park Electrochemical Corp.	2,239	39,989
PC Connection, Inc.	1,000	29,790
Plexus Corp. (a)	3,421	197,734
Radisys Corp. (a)	3,827	15,308
Rogers Corp. (a)	1,930	165,729
Sanmina Corp. (a)	7,495	304,297
ScanSource, Inc. (a)	2,748	107,859
SYNNEX Corp.	3,167	354,514
Tech Data Corp. (a)	3,781	355,036
TTM Technologies, Inc. (a)	7,487	120,765
Universal Display Corp.	4,222	363,514
Vishay Intertechnology, Inc.	13,930	229,148
Vishay Precision Group, Inc. (a)	1,296	20,477

		6,093,401

ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	7,715	95,666
Atwood Oceanics, Inc. (a)	7,969	75,945
Bristow Group, Inc.	3,543	53,889
CARBO Ceramics, Inc. (a)	2,876	37,503
Dawson Geophysical Co. (a)	2,291	12,738
Era Group, Inc. (a)	2,128	28,217

Exterran Corp. (a)	3,451	108,534
Fairmount Santrol Holdings, Inc. (a)	9,258	67,861
Forum Energy Technologies, Inc. (a)	6,912	143,078
Geospace Technologies Corp. (a)	1,350	21,910
Helix Energy Solutions Group, Inc. (a)	14,018	108,920
Hornbeck Offshore Services, Inc. (a) (c)	3,520	15,594
Independence Contract Drilling, Inc. (a)	3,706	20,420
Matrix Service Co. (a)	2,747	45,325
McDermott International, Inc. (a)	25,566	172,570
Natural Gas Services Group, Inc. (a)	1,340	34,907
Newpark Resources, Inc. (a)	9,400	76,140
Oil States International, Inc. (a)	5,240	173,706
Parker Drilling Co. (a)	12,533	21,933
PHI, Inc. NVDR (a)	1,295	15,514
Pioneer Energy Services Corp. (a)	8,214	32,856
RigNet, Inc. (a)	1,288	27,628
SEACOR Holdings, Inc. (a)	1,794	124,127
Seadrill, Ltd. (a) (c)	38,944	64,258
Tesco Corp. (a)	6,531	52,575
TETRA Technologies, Inc. (a)	14,347	58,392
Tidewater, Inc. (a) (c)	4,227	4,861
Unit Corp. (a)	5,394	130,319
US Silica Holdings, Inc.	7,721	370,531
Willbros Group, Inc. (a)	4,954	13,574

		2,209,491

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Cousins Properties, Inc. REIT	37,917	313,573
Parkway, Inc. REIT	4,630	92,091
Whitestone REIT	4,124	57,076

		462,740

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	2,748	104,149
Chefs’ Warehouse, Inc. (a)	1,781	24,756
Ingles Markets, Inc. Class A	1,584	68,350
Natural Grocers by Vitamin Cottage, Inc. (a)	956	9,933
Performance Food Group Co. (a)	3,892	92,629
PriceSmart, Inc.	2,217	204,407
Smart & Final Stores, Inc. (a)	2,095	25,349
SpartanNash Co.	3,836	134,222
SUPERVALU, Inc. (a)	27,787	107,258
United Natural Foods, Inc. (a)	4,994	215,891
Village Super Market, Inc. Class A	1,028	27,242
Weis Markets, Inc.	1,001	59,710

		1,073,896

FOOD PRODUCTS — 1.4%
Amplify Snack Brands, Inc. (a)	3,035	25,494
B&G Foods, Inc.	6,824	274,666
Cal-Maine Foods, Inc.	3,086	113,565
Calavo Growers, Inc.	1,545	93,627
Darling Ingredients, Inc. (a)	16,712	242,658
Dean Foods Co.	9,299	182,818
Farmer Brothers Co. (a)	918	32,451
Fresh Del Monte Produce, Inc.	3,403	201,560
Freshpet, Inc. (a)	2,194	24,134
Inventure Foods, Inc. (a)	1,450	6,409
J&J Snack Foods Corp.	1,565	212,151

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

John B Sanfilippo & Son, Inc.	855	$62,578
Lancaster Colony Corp.	2,074	267,214
Landec Corp. (a)	2,679	32,148
Limoneira Co.	1,002	20,952
Omega Protein Corp.	2,080	41,704
Sanderson Farms, Inc.	2,047	212,561
Seaboard Corp.	50	208,473
Seneca Foods Corp. Class A (a)	663	23,934
Snyder’s-Lance, Inc.	8,847	356,623
Tootsie Roll Industries, Inc. (c)	1,841	68,759

		2,704,479

GAS UTILITIES — 1.3%
Chesapeake Utilities Corp.	1,594	110,305
Delta Natural Gas Co., Inc.	960	29,136
New Jersey Resources Corp.	8,926	353,470
Northwest Natural Gas Co.	2,721	160,811
ONE Gas, Inc.	5,649	381,872
South Jersey Industries, Inc.	8,469	301,920
Southwest Gas Holdings, Inc.	5,005	414,965
Spire, Inc.	4,615	311,512
WGL Holdings, Inc.	5,484	452,594

		2,516,585

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abaxis, Inc.	2,335	113,248
Accuray, Inc. (a)	7,745	36,789
Analogic Corp.	1,402	106,412
AngioDynamics, Inc. (a)	2,630	45,631
Anika Therapeutics, Inc. (a)	1,443	62,684
AtriCure, Inc. (a)	3,494	66,910
Atrion Corp.	144	67,421
Avinger, Inc. (a)	1,343	2,552
AxoGen, Inc. (a)	2,676	27,964
Cantel Medical Corp.	3,750	300,375
Cardiovascular Systems, Inc. (a)	3,400	96,135
Cerus Corp. (a)	9,636	42,880
ConforMIS, Inc. (a) (c)	3,981	20,781
CONMED Corp.	2,822	125,325
CryoLife, Inc. (a)	3,689	61,422
Cutera, Inc. (a)	1,247	25,813
Endologix, Inc. (a)	8,322	60,251
Entellus Medical, Inc. (a)	1,323	18,257
Exactech, Inc. (a)	1,000	25,200
GenMark Diagnostics, Inc. (a)	4,404	56,459
Glaukos Corp. (a)	1,637	83,978
Globus Medical, Inc. Class A (a)	7,136	211,368
Haemonetics Corp. (a)	5,861	237,781
Halyard Health, Inc. (a)	4,856	184,965
ICU Medical, Inc. (a)	1,637	249,970
Inogen, Inc. (a)	1,730	134,179
Insulet Corp. (a)	6,003	258,669
Integer Holdings Corp. (a)	3,251	130,690
Integra LifeSciences Holdings Corp. (a)	6,508	274,182
Invacare Corp.	3,373	40,139
InVivo Therapeutics Holdings Corp. (a) (c)	5,185	20,999
IRIDEX Corp. (a)	960	11,395
K2M Group Holdings, Inc. (a)	2,775	56,915
LeMaitre Vascular, Inc.	1,247	30,714

Masimo Corp. (a)	4,367	407,266
Meridian Bioscience, Inc.	4,373	60,347
Merit Medical Systems, Inc. (a)	4,480	129,472
Natus Medical, Inc. (a)	3,327	130,585
Neogen Corp. (a)	3,887	254,793
Nevro Corp. (a)	2,610	244,557
Novocure, Ltd. (a) (c)	5,288	42,833
NuVasive, Inc. (a)	5,239	391,249
NxStage Medical, Inc. (a)	6,808	182,659
OraSure Technologies, Inc. (a)	5,908	76,390
Orthofix International NV (a)	1,683	64,206
Oxford Immunotec Global PLC (a)	2,773	42,954
Penumbra, Inc. (a)	2,847	237,582
Quidel Corp. (a)	2,943	66,630
Rockwell Medical, Inc. (a) (c)	5,234	32,765
RTI Surgical, Inc. (a)	5,907	23,628
Second Sight Medical Products, Inc. (a) (c)	1,157	1,400
Senseonics Holdings, Inc. (a)	3,827	6,850
Spectranetics Corp. (a)	4,267	124,276
STAAR Surgical Co. (a)	3,787	37,113
Surmodics, Inc. (a)	1,546	37,181
Tandem Diabetes Care, Inc. (a) (c)	1,647	1,976
Utah Medical Products, Inc.	338	21,057
Wright Medical Group NV (a)	10,858	337,901
Zeltiq Aesthetics, Inc. (a)	3,650	202,977

		6,447,100

HEALTH CARE PROVIDERS & SERVICES — 1.9%
AAC Holdings, Inc. (a)	1,324	11,294
Aceto Corp.	2,873	45,422
Addus HomeCare Corp. (a)	1,065	34,080
Adeptus Health, Inc. Class A (a) (c)	1,309	2,356
Air Methods Corp. (a)	3,595	154,585
Almost Family, Inc. (a)	1,555	75,573
Amedisys, Inc. (a)	3,007	153,628
American Renal Associates Holdings, Inc. (a) .	960	16,205
AMN Healthcare Services, Inc. (a)	4,759	193,215
BioScrip, Inc. (a)	11,697	19,885
BioTelemetry, Inc. (a)	2,629	76,109
Capital Senior Living Corp. (a)	3,018	42,433
Chemed Corp.	1,644	300,342
Civitas Solutions, Inc. (a)	1,735	31,837
Community Health Systems, Inc. (a)	11,264	99,912
CorVel Corp. (a)	1,166	50,721
Cross Country Healthcare, Inc. (a)	3,256	46,756
Diplomat Pharmacy, Inc. (a)	4,704	75,029
Ensign Group, Inc.	5,321	100,035
HealthEquity, Inc. (a)	4,887	207,453
HealthSouth Corp.	9,163	392,268
Kindred Healthcare, Inc.	8,914	74,432
Landauer, Inc.	1,036	50,505
LHC Group, Inc. (a)	1,628	87,749
Magellan Health, Inc. (a)	2,584	178,425
Molina Healthcare, Inc. (a)	4,413	201,233
National HealthCare Corp.	1,119	79,785
National Research Corp. Class A	1,054	20,764
Nobilis Health Corp. (a) (c)	6,808	11,574
Owens & Minor, Inc.	6,202	214,589

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

PharMerica Corp. (a)	3,089	$72,283
Providence Service Corp. (a)	1,381	61,372
Quorum Health Corp. (a)	3,251	17,685
RadNet, Inc. (a)	7,471	44,079
Select Medical Holdings Corp. (a)	11,092	148,078
Surgery Partners, Inc. (a)	1,985	38,707
Teladoc, Inc. (a)	2,577	64,425
Tivity Health, Inc. (a)	3,397	98,853
Triple-S Management Corp. Class B (a)	2,437	42,818
UnitedHealth Group, Inc.	1	91
Universal American Corp. (a)	6,004	59,860
US Physical Therapy, Inc.	1,247	81,429

		3,777,874

HEALTH CARE TECHNOLOGY — 0.5%
Castlight Health, Inc. Class B (a)	3,040	11,096
Computer Programs & Systems, Inc. (c)	1,149	32,172
Cotiviti Holdings, Inc. (a)	1,343	55,909
Evolent Health, Inc. Class A (a)	1,760	39,248
HealthStream, Inc. (a)	2,630	63,725
HMS Holdings Corp. (a)	9,096	184,922
Medidata Solutions, Inc. (a)	5,764	332,525
Omnicell, Inc. (a)	3,636	147,803
Quality Systems, Inc. (a)	5,230	79,705
Vocera Communications, Inc. (a)	2,809	69,748

		1,016,853

HOTELS, RESTAURANTS & LEISURE — 3.1%
Belmond, Ltd. Class A (a)	9,168	110,933
Biglari Holdings, Inc. (a)	154	66,525
BJ’s Restaurants, Inc. (a)	2,386	96,394
Bloomin’ Brands, Inc.	11,576	228,394
Bob Evans Farms, Inc.	2,095	135,903
Bojangles’, Inc. (a)	757	15,519
Boyd Gaming Corp. (a)	8,961	197,232
Buffalo Wild Wings, Inc. (a)	2,073	316,651
Caesars Acquisition Co. Class A (a)	4,521	69,623
Caesars Entertainment Corp. (a) (c)	6,315	60,308
Carrols Restaurant Group, Inc. (a)	3,319	46,964
Century Casinos, Inc. (a)	2,676	20,231
Cheesecake Factory, Inc.	4,822	305,522
Churchill Downs, Inc.	1,587	252,095
Chuy’s Holdings, Inc. (a)	1,732	51,614
ClubCorp Holdings, Inc.	6,616	106,187
Cracker Barrel Old Country Store, Inc. (c)	1,993	317,385
Dave & Buster’s Entertainment, Inc. (a)	3,877	236,846
Del Frisco’s Restaurant Group, Inc. (a)	2,356	42,526
Del Taco Restaurants, Inc. (a)	2,676	35,484
Denny’s Corp. (a)	7,695	95,187
DineEquity, Inc.	1,887	102,691
El Pollo Loco Holdings, Inc. (a)	2,170	25,931
Eldorado Resorts, Inc. (a)	3,062	57,948
Fiesta Restaurant Group, Inc. (a)	2,697	65,267
Golden Entertainment, Inc.	1,151	15,228
Habit Restaurants, Inc. Class A (a)	1,063	18,815
ILG, Inc.	11,435	239,678
International Speedway Corp. Class A	2,875	106,231
Intrawest Resorts Holdings, Inc. (a)	2,038	50,970
Isle of Capri Casinos, Inc. (a)	2,755	72,622

J Alexander’s Holdings, Inc. (a)	1,247	12,532
Jack in the Box, Inc.	3,454	351,341
Jamba, Inc. (a)	1,739	15,738
Kona Grill, Inc. (a) (c)	757	4,769
La Quinta Holdings, Inc. (a)	8,369	113,149
Lindblad Expeditions Holdings, Inc. (a)	2,096	18,780
Marcus Corp.	2,011	64,553
Marriott Vacations Worldwide Corp.	2,336	233,436
Monarch Casino & Resort, Inc. (a)	1,409	41,622
Nathan’s Famous, Inc. (a)	384	24,058
Noodles & Co. (a) (c)	1,092	6,279
Papa John’s International, Inc.	2,896	231,796
Penn National Gaming, Inc. (a)	8,608	158,645
Pinnacle Entertainment, Inc. (a)	5,908	115,324
Planet Fitness, Inc. Class A	2,229	42,953
Potbelly Corp. (a)	2,700	37,530
Red Robin Gourmet Burgers, Inc. (a)	1,351	78,966
Red Rock Resorts, Inc. Class A	2,868	63,612
Ruby Tuesday, Inc. (a)	6,423	18,049
Ruth’s Hospitality Group, Inc.	3,203	64,220
Scientific Games Corp. Class A (a)	5,387	127,403
SeaWorld Entertainment, Inc.	6,969	127,324
Shake Shack, Inc. Class A (a)	1,733	57,882
Sonic Corp.	4,879	123,731
Speedway Motorsports, Inc.	1,197	22,551
Texas Roadhouse, Inc.	6,885	306,589
Wingstop, Inc.	1,634	46,210
Zoe’s Kitchen, Inc. (a) (c)	1,831	33,873

		6,105,819

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	1,002	26,954
Beazer Homes USA, Inc. (a)	4,741	57,508
Cavco Industries, Inc. (a)	892	103,829
Century Communities, Inc. (a)	1,494	37,948
CSS Industries, Inc.	877	22,732
Ethan Allen Interiors, Inc.	2,584	79,200
Flexsteel Industries, Inc.	874	44,050
GoPro, Inc. Class A (a) (c)	10,313	89,723
Green Brick Partners, Inc. (a)	2,939	29,243
Helen of Troy, Ltd. (a)	2,917	274,781
Hooker Furniture Corp.	1,302	40,427
Hovnanian Enterprises, Inc. Class A (a)	11,844	26,886
Installed Building Products, Inc. (a)	2,113	111,461
iRobot Corp. (a)	2,742	181,356
KB Home	8,592	170,809
La-Z-Boy, Inc.	4,844	130,788
LGI Homes, Inc. (a) (c)	1,546	52,425
Libbey, Inc.	2,187	31,886
Lifetime Brands, Inc.	1,050	21,105
M/I Homes, Inc. (a)	2,534	62,083
MDC Holdings, Inc.	5,102	153,315
Meritage Homes Corp. (a)	3,837	141,201
NACCO Industries, Inc. Class A	490	34,202
New Home Co., Inc. (a)	989	10,345
Taylor Morrison Home Corp. Class A (a)	3,781	80,611
TopBuild Corp. (a)	4,016	188,752
TRI Pointe Group, Inc. (a)	17,455	218,886
Universal Electronics, Inc. (a)	1,478	101,243
William Lyon Homes Class A (a)	2,554	52,663

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ZAGG, Inc. (a)	2,730	$19,656

		2,596,068

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. Class A (a)	4,366	151,588
HRG Group, Inc. (a)	12,086	233,501
Oil-Dri Corp. of America	790	29,443
Orchids Paper Products Co. (c)	1,071	25,704
WD-40 Co.	1,597	173,993

		614,229

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Atlantic Power Corp. (a)	12,678	33,597
Atlantica Yield PLC	6,041	126,619
Dynegy, Inc. (a)	12,026	94,524
NRG Yield, Inc. Class A	3,495	60,778
NRG Yield, Inc. Class C	7,291	129,051
Ormat Technologies, Inc.	3,950	225,466
Pattern Energy Group, Inc.	7,165	144,232
TerraForm Global, Inc. Class A (a)	9,879	47,419
TerraForm Power, Inc. Class A (a)	9,162	113,334

		975,020

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	3,616	105,045

INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	4,357	82,173
American Equity Investment Life Holding Co.	9,366	221,319
AMERISAFE, Inc.	1,962	127,334
Argo Group International Holdings, Ltd.	2,919	197,908
Atlas Financial Holdings, Inc. (a)	1,151	15,711
Baldwin & Lyons, Inc. Class B	955	23,350
Citizens, Inc. (a)	4,567	33,933
CNO Financial Group, Inc.	18,583	380,951
Donegal Group, Inc. Class A	760	13,391
eHealth, Inc. (a)	1,938	23,333
EMC Insurance Group, Inc.	993	27,864
Employers Holdings, Inc.	3,233	122,692
Enstar Group, Ltd. (a)	1,174	224,586
FBL Financial Group, Inc. Class A	1,168	76,446
Federated National Holding Co.	1,434	24,995
Fidelity & Guaranty Life (c)	1,204	33,471
Genworth Financial, Inc. Class A (a)	51,552	212,394
Global Indemnity, Ltd. (a)	944	36,335
Greenlight Capital Re, Ltd. Class A (a)	2,972	65,681
Hallmark Financial Services, Inc. (a)	1,498	16,553
HCI Group, Inc.	1,036	47,221
Heritage Insurance Holdings, Inc.	3,389	43,278
Horace Mann Educators Corp.	4,130	169,536
Independence Holding Co.	858	15,959
Infinity Property & Casualty Corp.	1,061	101,325
Investors Title Co.	192	30,365
James River Group Holdings, Ltd.	1,502	64,376
Kemper Corp.	4,131	164,827
Maiden Holdings, Ltd.	6,092	85,288
MBIA, Inc. (a)	13,738	116,361
National General Holdings Corp.	4,853	115,307
National Western Life Group, Inc. Class A	244	74,215

Navigators Group, Inc.	2,402	130,429
OneBeacon Insurance Group, Ltd. Class A	2,434	38,944
Primerica, Inc.	4,907	403,355
RLI Corp.	4,125	247,582
Safety Insurance Group, Inc.	1,389	97,369
Selective Insurance Group, Inc.	6,018	283,749
State Auto Financial Corp.	2,072	56,876
State National Cos., Inc.	3,885	55,944
Stewart Information Services Corp.	2,253	99,538
Third Point Reinsurance, Ltd. (a)	7,839	94,852
Trupanion, Inc. (a) (c)	1,228	17,462
United Fire Group, Inc.	2,175	93,025
United Insurance Holdings Corp.	1,643	26,206
Universal Insurance Holdings, Inc.	3,207	78,571
WMIH Corp. (a)	21,948	31,825

		4,744,205

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	2,776	28,315
Duluth Holdings, Inc. Class B (a)	1,151	24,505
Etsy, Inc. (a)	10,710	113,847
FTD Cos., Inc. (a)	1,962	39,515
HSN, Inc.	3,163	117,347
Lands’ End, Inc. (a)	1,644	35,264
Liberty TripAdvisor Holdings, Inc. Class A (a)	7,453	105,087
Nutrisystem, Inc.	3,028	168,054
Overstock.com, Inc. (a)	1,142	19,643
PetMed Express, Inc.	2,126	42,818
Shutterfly, Inc. (a)	3,415	164,910
Travelport Worldwide, Ltd.	11,987	141,087
Wayfair, Inc. Class A (a) (c)	3,304	133,779

		1,134,171

INTERNET SOFTWARE & SERVICES — 2.2%
2U, Inc. (a)	3,783	150,034
Actua Corp. (a)	5,285	74,254
Alarm.com Holdings, Inc. (a)	1,199	36,857
Amber Road, Inc. (a)	2,224	17,169
Angie’s List, Inc. (a)	4,431	25,257
Appfolio, Inc. Class A (a)	854	23,229
Autobytel, Inc. (a)	1,151	14,422
Bankrate, Inc. (a)	5,522	53,287
Bazaarvoice, Inc. (a)	9,127	39,246
Benefitfocus, Inc. (a)	1,403	39,214
Blucora, Inc. (a)	4,278	74,009
Box, Inc. Class A (a)	5,082	82,887
Brightcove, Inc. (a)	2,776	24,706
Carbonite, Inc. (a)	1,782	36,175
Care.com, Inc. (a)	1,646	20,591
ChannelAdvisor Corp. (a)	3,047	33,974
Cimpress NV (a)	2,597	223,835
Cornerstone OnDemand, Inc. (a)	5,084	197,717
DHI Group, Inc. (a)	6,552	25,880
Endurance International Group Holdings, Inc. (a)	6,537	51,315
Envestnet, Inc. (a)	4,335	140,021
Five9, Inc. (a)	3,900	64,194
Gogo, Inc. (a) (c)	5,569	61,259

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

GrubHub, Inc. (a)	8,514	$280,025
GTT Communications, Inc. (a)	2,896	70,518
Hortonworks, Inc. (a)	4,170	40,908
Instructure, Inc. (a)	1,151	26,933
j2 Global, Inc.	5,099	427,857
Limelight Networks, Inc. (a)	16,425	42,377
Liquidity Services, Inc. (a)	2,533	20,264
LivePerson, Inc. (a)	5,908	40,470
LogMeIn, Inc.	5,340	520,650
Marchex, Inc. Class B (a)	3,883	10,562
MeetMe, Inc. (a)	4,208	24,785
MINDBODY, Inc. Class A (a)	1,598	43,865
New Relic, Inc. (a)	2,306	85,483
NIC, Inc.	6,729	135,926
Q2 Holdings, Inc. (a)	2,694	93,886
QuinStreet, Inc. (a)	3,175	12,383
Quotient Technology, Inc. (a)	6,768	64,634
Reis, Inc.	906	16,217
RetailMeNot, Inc. (a)	3,834	31,055
Shutterstock, Inc. (a)	1,950	80,633
SPS Commerce, Inc. (a)	1,730	101,188
Stamps.com, Inc. (a)	1,676	198,355
TechTarget, Inc. (a)	1,446	13,057
TrueCar, Inc. (a) (c)	5,282	81,713
Web.com Group, Inc. (a)	4,499	86,831
WebMD Health Corp. (a)	3,764	198,288
Xactly Corp. (a)	2,292	27,275
XO Group, Inc. (a)	2,785	47,930

		4,333,600

IT SERVICES — 1.9%
Acxiom Corp. (a)	7,886	224,514
Blackhawk Network Holdings, Inc. (a)	5,762	233,937
CACI International, Inc. Class A (a)	2,669	313,074
Cardtronics PLC Class A (a)	4,608	215,424
Cass Information Systems, Inc.	1,054	69,669
Convergys Corp.	9,244	195,511
CSG Systems International, Inc.	3,223	121,862
EPAM Systems, Inc. (a)	5,080	383,642
EVERTEC, Inc.	6,567	104,415
ExlService Holdings, Inc. (a)	3,397	160,882
Forrester Research, Inc.	953	37,882
Hackett Group, Inc.	2,071	40,364
Information Services Group, Inc. (a)	4,016	12,650
ManTech International Corp. Class A	2,485	86,055
MAXIMUS, Inc.	6,928	430,922
MoneyGram International, Inc. (a)	3,375	56,734
NeuStar, Inc. Class A (a)	5,658	187,563
Perficient, Inc. (a)	3,471	60,257
PFSweb, Inc. (a)	1,951	12,740
Planet Payment, Inc. (a)	4,763	18,957
Science Applications International Corp.	4,508	335,395
ServiceSource International, Inc. (a)	6,056	23,497
Sykes Enterprises, Inc. (a)	4,268	125,479
Syntel, Inc.	3,258	54,832
TeleTech Holdings, Inc.	1,738	51,445
Unisys Corp. (a)	4,949	69,038
Virtusa Corp. (a)	2,965	89,602

		3,716,342

LEISURE EQUIPMENT & PRODUCTS — 0.2%
American Outdoor Brands Corp. (a)	5,706	113,036
Callaway Golf Co.	9,633	106,637
JAKKS Pacific, Inc. (a)	2,032	11,176
Johnson Outdoors, Inc. Class A	490	17,885
Malibu Boats, Inc. Class A (a)	2,196	49,300
Nautilus, Inc. (a)	3,282	59,897
Sturm Ruger & Co., Inc. (c)	1,936	103,673

		461,604

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (a)	2,243	54,281
Albany Molecular Research, Inc. (a)	4,137	58,042
Cambrex Corp. (a)	3,235	178,087
Enzo Biochem, Inc. (a)	4,577	38,309
Fluidigm Corp. (a)	2,747	15,630
INC Research Holdings, Inc. Class A (a)	4,288	196,605
Luminex Corp.	3,926	72,121
NanoString Technologies, Inc. (a)	1,761	34,991
NeoGenomics, Inc. (a)	5,865	46,275
Pacific Biosciences of California, Inc. (a)	8,321	43,020
PAREXEL International Corp. (a)	5,522	348,493
PRA Health Sciences, Inc. (a)	2,536	165,423

		1,251,277

MACHINERY — 3.4%
Actuant Corp. Class A	6,818	179,654
Alamo Group, Inc.	971	73,980
Albany International Corp. Class A	2,917	134,328
Altra Industrial Motion Corp.	2,500	97,375
American Railcar Industries, Inc. (c)	854	35,099
Astec Industries, Inc.	1,885	115,918
Barnes Group, Inc.	5,324	273,334
Briggs & Stratton Corp.	4,375	98,219
Chart Industries, Inc. (a)	3,029	105,833
CIRCOR International, Inc.	1,649	98,016
Columbus McKinnon Corp.	2,050	50,881
DMC Global, Inc.	1,724	21,378
Douglas Dynamics, Inc.	2,386	73,131
Energy Recovery, Inc. (a)	3,827	31,841
EnPro Industries, Inc.	2,373	168,863
ESCO Technologies, Inc.	2,720	158,032
ExOne Co. (a) (c)	1,051	10,710
Federal Signal Corp.	5,802	80,126
Franklin Electric Co., Inc.	4,793	206,339
FreightCar America, Inc.	1,288	16,139
Global Brass & Copper Holdings, Inc.	2,129	73,238
Gorman-Rupp Co.	2,180	68,452
Graham Corp.	1,087	25,001
Greenbrier Cos., Inc.	2,786	120,077
Harsco Corp. (a)	8,046	102,586
Hillenbrand, Inc.	5,986	214,598
Hurco Cos., Inc.	731	22,734
Hyster-Yale Materials Handling, Inc.	1,021	57,574
John Bean Technologies Corp.	3,152	277,218
Joy Global, Inc.	10,421	294,393
Kadant, Inc.	1,205	71,517
Kennametal, Inc.	8,021	314,664
Lindsay Corp.	1,013	89,266
Lydall, Inc. (a)	1,792	96,051

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Manitowoc Co., Inc. (a)	12,785	$72,874
Meritor, Inc. (a)	8,630	147,832
Milacron Holdings Corp. (a)	1,344	25,012
Miller Industries, Inc.	1,204	31,725
Mueller Industries, Inc.	5,763	197,267
Mueller Water Products, Inc. Class A	15,927	188,257
Navistar International Corp. (a)	5,239	128,984
NN, Inc.	2,533	63,832
Omega Flex, Inc.	294	14,050
Proto Labs, Inc. (a)	2,528	129,181
RBC Bearings, Inc. (a)	2,469	239,715
Rexnord Corp. (a)	9,496	219,168
SPX Corp. (a)	4,386	106,360
SPX FLOW, Inc. (a)	3,635	126,171
Standex International Corp.	1,451	145,318
Sun Hydraulics Corp.	2,771	100,061
Supreme Industries, Inc. Class A	1,343	27,209
Tennant Co.	1,935	140,578
Titan International, Inc.	4,373	45,217
TriMas Corp. (a)	4,364	90,553
Wabash National Corp.	6,487	134,216
Watts Water Technologies, Inc. Class A	2,821	175,889
Woodward, Inc.	5,705	387,484

		6,793,518

MARINE — 0.1%
Costamare, Inc.	2,676	17,822
Matson, Inc.	4,682	148,700
Scorpio Bulkers, Inc. (a)	6,003	55,228

		221,750

MEDIA — 1.6%
AMC Entertainment Holdings, Inc. Class A	5,873	184,706
Central European Media Enterprises, Ltd. Class A (a)	8,442	26,170
Daily Journal Corp. (a)	98	21,000
Entercom Communications Corp. Class A	2,500	35,750
Entravision Communications Corp. Class A	7,635	47,337
Eros International PLC (a) (c)	3,346	34,464
EW Scripps Co. Class A (a)	6,962	163,189
Gannett Co., Inc.	12,036	100,862
Global Eagle Entertainment, Inc. (a)	4,953	15,800
Gray Television, Inc. (a)	6,806	98,687
IMAX Corp. (a)	5,955	202,470
Liberty Media Corp.-Liberty Braves Class A (a)	576	13,790
Liberty Media Corp.-Liberty Braves Class C (a)	3,635	85,968
Liberty Media Corp.-Liberty Formula One Class C (a)	7,409	253,017
Loral Space & Communications, Inc. (a)	1,351	53,229
MDC Partners, Inc. Class A	5,367	50,450
Media General, Inc. (CVR) (e)	10,713	20,355
Meredith Corp.	3,740	241,604
MSG Networks, Inc. Class A (a)	6,296	147,012
National CineMedia, Inc.	6,579	83,093
New Media Investment Group, Inc.	3,972	56,442

New York Times Co. Class A	13,391	192,830
Nexstar Media Group, Inc.	4,444	311,747
Reading International, Inc. Class A (a)	1,884	29,277
Saga Communications, Inc. Class A	347	17,714
Scholastic Corp.	2,628	111,874
Sinclair Broadcast Group, Inc. Class A	7,516	304,398
Time, Inc.	10,716	207,355
tronc, Inc. (a)	2,433	33,867
World Wrestling Entertainment, Inc. Class A	3,737	83,036

		3,227,493

METALS & MINING — 1.3%
AK Steel Holding Corp. (a)	32,725	235,293
Allegheny Technologies, Inc.	11,080	198,997
Carpenter Technology Corp.	5,132	191,424
Century Aluminum Co. (a)	5,132	65,125
Cliffs Natural Resources, Inc. (a)	30,771	252,630
Coeur Mining, Inc. (a)	18,207	147,113
Commercial Metals Co.	11,709	223,993
Ferroglobe PLC	7,020	72,517
Ferroglobe Representation & Warranty Insurance Trust (d)	5,429	—
Gold Resource Corp.	5,908	26,704
Haynes International, Inc.	1,343	51,195
Hecla Mining Co.	40,232	212,827
Kaiser Aluminum Corp.	1,935	154,606
Materion Corp.	2,175	72,971
Olympic Steel, Inc.	975	18,096
Real Industry, Inc. (a)	2,241	6,387
Ryerson Holding Corp. (a)	1,195	15,057
Schnitzer Steel Industries, Inc. Class A	2,698	55,714
Stillwater Mining Co. (a)	12,865	222,178
SunCoke Energy, Inc. (a)	6,631	59,414
TimkenSteel Corp. (a)	4,452	84,187
Worthington Industries, Inc.	4,795	216,206

		2,582,634

MULTI-UTILITIES — 0.5%
Avista Corp.	6,565	256,363
Black Hills Corp.	5,147	342,121
NorthWestern Corp.	5,228	306,883
Unitil Corp.	1,487	66,960

		972,327

MULTILINE RETAIL — 0.2%
Big Lots, Inc.	5,087	247,635
Fred’s, Inc. Class A (c)	3,877	50,789
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,047	68,574
Sears Holdings Corp. (a) (c)	1,343	15,431
Tuesday Morning Corp. (a)	4,512	16,920

		399,349

OIL, GAS & CONSUMABLE FUELS — 2.3%
Abraxas Petroleum Corp. (a)	15,644	31,601
Alon USA Energy, Inc.	3,077	37,509
Ardmore Shipping Corp.	3,779	30,421
Bill Barrett Corp. (a)	7,980	36,309
California Resources Corp. (a)	3,251	48,895
Callon Petroleum Co. (a)	19,685	259,055
Carrizo Oil & Gas, Inc. (a)	6,771	194,057

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Clayton Williams Energy, Inc. (a)	632	$83,474
Clean Energy Fuels Corp. (a)	9,978	25,444
Cobalt International Energy, Inc. (a)	43,147	23,015
Contango Oil & Gas Co. (a)	3,031	22,187
CVR Energy, Inc. (c)	1,913	38,413
Delek US Holdings, Inc.	6,625	160,789
Denbury Resources, Inc. (a)	35,900	92,622
DHT Holdings, Inc.	9,283	41,495
Dorian LPG, Ltd. (a)	3,322	34,981
Eclipse Resources Corp. (a)	5,331	13,541
EP Energy Corp. Class A (a) (c)	4,016	19,076
Evolution Petroleum Corp.	3,408	27,264
EXCO Resources, Inc. (a) (c)	15,119	9,372
Frontline, Ltd.	6,923	46,661
GasLog, Ltd.	4,217	64,731
Gener8 Maritime, Inc. (a)	4,556	25,832
Golar LNG, Ltd.	10,062	281,032
Green Plains, Inc.	3,740	92,565
International Seaways, Inc. (a)	1,271	24,301
Jones Energy, Inc. Class A (a) (c)	6,812	17,370
Matador Resources Co. (a)	9,953	236,782
Navios Maritime Acquisition Corp.	8,193	14,092
Nordic American Tankers, Ltd. (c)	10,017	81,939
Northern Oil and Gas, Inc. (a)	7,459	19,393
Oasis Petroleum, Inc. (a)	24,588	350,625
Overseas Shipholding Group, Inc. Class A	3,827	14,772
Pacific Ethanol, Inc. (a)	3,744	25,646
Panhandle Oil and Gas, Inc. Class A	2,199	42,221
Par Pacific Holdings, Inc. (a)	3,318	54,714
PDC Energy, Inc. (a)	5,882	366,743
Renewable Energy Group, Inc. (a)	4,402	46,001
REX American Resources Corp. (a)	591	53,479
Ring Energy, Inc. (a)	4,387	47,467
RSP Permian, Inc. (a)	10,051	416,413
Sanchez Energy Corp. (a)	6,676	63,689
Scorpio Tankers, Inc.	17,278	76,714
SemGroup Corp. Class A	7,423	267,228
Ship Finance International, Ltd.	5,860	86,142
SRC Energy, Inc. (a)	18,959	160,014
Teekay Corp.	4,954	45,329
Teekay Tankers, Ltd. Class A	12,672	25,978
Western Refining, Inc.	8,440	295,991
Westmoreland Coal Co. (a)	2,096	30,434

		4,603,818

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	3,934	105,038
Clearwater Paper Corp. (a)	1,739	97,384
Deltic Timber Corp.	1,049	81,948
KapStone Paper and Packaging Corp.	8,924	206,144
Louisiana-Pacific Corp. (a)	15,969	396,351
Neenah Paper, Inc.	1,789	133,638
PH Glatfelter Co.	4,521	98,287
Schweitzer-Mauduit International, Inc.	3,427	141,946

		1,260,736

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	45,060	198,264
Inter Parfums, Inc.	1,689	61,733

Lifevantage Corp. (a)	1,535	8,243
Medifast, Inc.	1,205	53,466
Natural Health Trends Corp.	757	21,877
Nutraceutical International Corp.	904	28,160
Revlon, Inc. Class A (a)	1,204	33,531
USANA Health Sciences, Inc. (a)	1,068	61,517

		466,791

PHARMACEUTICALS — 1.9%
Aclaris Therapeutics, Inc. (a)	1,107	33,011
Aerie Pharmaceuticals, Inc. (a)	2,904	131,696
Amphastar Pharmaceuticals, Inc. (a)	3,780	54,810
Ampio Pharmaceuticals, Inc. (a) (c)	5,146	4,117
ANI Pharmaceuticals, Inc. (a)	875	43,321
Aratana Therapeutics, Inc. (a)	3,016	15,985
Bio-Path Holdings, Inc. (a) (c)	9,354	7,737
Catalent, Inc. (a)	10,310	291,979
Cempra, Inc. (a)	4,927	18,476
Collegium Pharmaceutical, Inc. (a)	2,100	21,126
Corcept Therapeutics, Inc. (a)	8,151	89,335
Depomed, Inc. (a)	6,486	81,399
Dermira, Inc. (a)	2,756	94,007
Durect Corp. (a)	18,009	18,910
Endocyte, Inc. (a)	2,842	7,304
Flex Pharma, Inc. (a)	1,343	5,909
Heska Corp. (a)	761	79,890
Horizon Pharma PLC (a)	17,382	256,906
Impax Laboratories, Inc. (a)	7,449	94,230
Innoviva, Inc. (a)	8,198	113,378
Intersect ENT, Inc. (a)	2,696	46,236
Intra-Cellular Therapies, Inc. (a)	3,492	56,745
Lannett Co., Inc. (a) (c)	2,963	66,223
Lipocine, Inc. (a) (c)	2,096	8,174
Medicines Co. (a)	7,212	352,667
MyoKardia, Inc. (a)	1,343	17,661
Nektar Therapeutics (a)	16,532	388,006
Neos Therapeutics, Inc. (a)	1,535	11,052
Omeros Corp. (a) (c)	4,023	60,828
Pacira Pharmaceuticals, Inc. (a)	3,695	168,492
Paratek Pharmaceuticals, Inc. (a)	1,759	33,861
Phibro Animal Health Corp. Class A	1,831	51,451
Prestige Brands Holdings, Inc. (a)	5,973	331,860
Reata Pharmaceuticals, Inc. Class A (a)	576	13,046
Revance Therapeutics, Inc. (a)	1,975	41,080
SciClone Pharmaceuticals, Inc. (a)	5,225	51,205
Sucampo Pharmaceuticals, Inc. Class A (a)	2,432	26,752
Supernus Pharmaceuticals, Inc. (a)	4,841	151,523
Teligent, Inc. (a)	4,741	37,027
Tetraphase Pharmaceuticals, Inc. (a)	3,593	33,020
TherapeuticsMD, Inc. (a) (c)	15,819	113,897
Theravance Biopharma, Inc. (a)	4,070	149,857
Titan Pharmaceuticals, Inc. (a) (c)	2,096	6,917
WaVe Life Sciences, Ltd. (a) (c)	768	21,120
Zogenix, Inc. (a)	2,796	30,337

		3,732,563

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	5,129	29,492
Advisory Board Co. (a)	4,181	195,671

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Barrett Business Services, Inc.	759	$41,457
CBIZ, Inc. (a)	5,332	72,249
CEB, Inc.	3,325	261,345
CRA International, Inc.	1,087	38,404
Exponent, Inc.	2,597	154,651
Franklin Covey Co. (a)	877	17,715
FTI Consulting, Inc. (a)	4,264	175,549
GP Strategies Corp. (a)	1,401	35,445
Heidrick & Struggles International, Inc.	1,913	50,408
Hill International, Inc. (a)	2,388	9,910
Huron Consulting Group, Inc. (a)	2,325	97,882
ICF International, Inc. (a)	1,855	76,611
Insperity, Inc.	1,664	147,514
Kelly Services, Inc. Class A	3,499	76,488
Kforce, Inc.	2,483	58,971
Korn/Ferry International	5,945	187,208
Mistras Group, Inc. (a)	1,640	35,063
Navigant Consulting, Inc. (a)	5,234	119,649
On Assignment, Inc. (a)	5,846	283,706
Resources Connection, Inc.	2,318	38,827
RPX Corp. (a)	5,277	63,324
TriNet Group, Inc. (a)	4,364	126,120
TrueBlue, Inc. (a)	4,316	118,043
WageWorks, Inc. (a)	3,950	285,585

		2,797,287

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.1%
Acadia Realty Trust	7,457	224,157
AG Mortgage Investment Trust, Inc. REIT	2,969	53,590
Agree Realty Corp. REIT	2,535	121,579
Alexander’s, Inc. REIT	193	83,349
Altisource Residential Corp. REIT	5,050	77,013
American Assets Trust, Inc. REIT	4,071	170,331
Anworth Mortgage Asset Corp. REIT	9,614	53,358
Apollo Commercial Real Estate Finance, Inc. REIT	7,304	137,388
Ares Commercial Real Estate Corp. REIT	2,532	33,878
Armada Hoffler Properties, Inc. REIT	3,349	46,518
ARMOUR Residential REIT, Inc.	3,735	84,822
Ashford Hospitality Prime, Inc.	2,603	27,618
Ashford Hospitality Trust, Inc. REIT	7,500	47,775
Bluerock Residential Growth REIT, Inc.	3,639	44,796
Capstead Mortgage Corp. REIT	9,830	103,608
CareTrust REIT, Inc.	6,324	106,370
CatchMark Timber Trust, Inc. Class A, REIT	5,050	58,176
CBL & Associates Properties, Inc.	17,566	167,580
Cedar Realty Trust, Inc.	9,080	45,582
Chatham Lodging Trust REIT	3,931	77,637
Chesapeake Lodging Trust	6,005	143,880
City Office REIT, Inc.	3,596	43,691
Colony Starwood Homes	6,884	233,712
Community Healthcare Trust, Inc. REIT	1,743	41,658
CorEnergy Infrastructure Trust, Inc.	1,349	45,569
CoreSite Realty Corp. REIT	3,487	314,004
CYS Investments, Inc. REIT	16,181	128,639
DiamondRock Hospitality Co.	20,602	229,712
DuPont Fabros Technology, Inc. REIT	7,917	392,604

Dynex Capital, Inc. REIT	4,477	31,742
Easterly Government Properties, Inc.	3,338	66,059
EastGroup Properties, Inc.	3,301	242,723
Education Realty Trust, Inc.	7,292	297,878
Farmland Partners, Inc. REIT	3,835	42,837
FelCor Lodging Trust, Inc.	14,458	108,580
First Industrial Realty Trust, Inc. REIT	11,817	314,687
First Potomac Realty Trust	6,198	63,715
Four Corners Property Trust, Inc. REIT	6,100	139,263
Franklin Street Properties Corp. REIT	12,063	146,445
GEO Group, Inc. REIT	8,435	391,131
Getty Realty Corp.	2,746	69,391
Gladstone Commercial Corp.	2,883	59,592
Global Net Lease, Inc. REIT	7,585	182,647
Government Properties Income Trust REIT	7,807	163,401
Gramercy Property Trust REIT	15,005	394,631
Great Ajax Corp.	1,724	22,498
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,252	106,090
Healthcare Realty Trust, Inc. REIT	11,469	372,742
Hersha Hospitality Trust	4,473	84,048
Hudson Pacific Properties, Inc. REIT	11,579	401,097
Independence Realty Trust, Inc.	7,099	66,518
InfraREIT, Inc. (a)	4,035	72,630
Invesco Mortgage Capital, Inc. REIT	11,291	174,107
Investors Real Estate Trust	15,646	92,781
iStar, Inc. (a)	7,537	88,937
Kite Realty Group Trust REIT	8,825	189,737
Ladder Capital Corp. REIT	4,577	66,092
LaSalle Hotel Properties	11,393	329,827
Lexington Realty Trust REIT	23,425	233,781
LTC Properties, Inc.	3,853	184,559
Mack-Cali Realty Corp. REIT	9,214	248,225
Medical Properties Trust, Inc. REIT	29,197	376,349
Monmouth Real Estate Investment Corp.	6,927	98,848
Monogram Residential Trust, Inc.	17,340	172,880
MTGE Investment Corp. REIT	4,703	78,775
National Health Investors, Inc. REIT	3,879	281,732
National Storage Affiliates Trust	4,591	109,725
New Residential Investment Corp. REIT	29,762	505,359
New Senior Investment Group, Inc. REIT	9,197	93,809
New York Mortgage Trust, Inc. REIT	11,570	71,387
New York REIT, Inc.	366	3,547
NexPoint Residential Trust, Inc.	2,739	66,174
NorthStar Realty Europe Corp. REIT	6,488	75,196
One Liberty Properties, Inc.	2,038	47,608
Orchid Island Capital, Inc. (c)	3,339	33,357
Owens Realty Mortgage, Inc. REIT	1,343	23,905
Pebblebrook Hotel Trust	7,895	230,613
Pennsylvania Real Estate Investment Trust	7,055	106,813
PennyMac Mortgage Investment Trust REIT	6,728	119,422
Physicians Realty Trust REIT	15,565	309,277
Potlatch Corp. REIT	4,094	187,096
Preferred Apartment Communities, Inc. Class A	3,385	44,716

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

PS Business Parks, Inc. REIT	2,099	$240,881
QTS Realty Trust, Inc. Class A, REIT	4,890	238,387
RAIT Financial Trust	12,785	40,912
Ramco-Gershenson Properties Trust	8,098	113,534
Redwood Trust, Inc. REIT	7,535	125,156
Regency Centers Corp.	303	20,116
Resource Capital Corp. REIT	3,346	32,690
Retail Opportunity Investments Corp. REIT	10,738	225,820
Rexford Industrial Realty, Inc.	6,627	149,240
RLJ Lodging Trust REIT	12,710	298,812
Ryman Hospitality Properties, Inc.	4,733	292,641
Sabra Health Care REIT, Inc.	6,672	186,349
Saul Centers, Inc. REIT	1,161	71,541
Select Income REIT	6,419	165,546
Seritage Growth Properties Class A REIT (c) .	2,484	107,185
Silver Bay Realty Trust Corp. REIT	3,259	69,971
STAG Industrial, Inc. REIT	7,867	196,832
Summit Hotel Properties, Inc. REIT	9,682	154,718
Sunstone Hotel Investors, Inc. REIT	22,735	348,528
Terreno Realty Corp.	4,838	135,464
Tier REIT, Inc.	5,146	89,335
UMH Properties, Inc.	3,373	51,303
United Development Funding IV	39	74
Universal Health Realty Income Trust REIT	1,447	93,331
Urban Edge Properties	9,079	238,778
Urstadt Biddle Properties, Inc. Class A, REIT .	3,257	66,964
Washington Prime Group, Inc. REIT	18,906	164,293
Washington Real Estate Investment Trust	7,330	229,282
Western Asset Mortgage Capital Corp.	4,324	42,245
Xenia Hotels & Resorts, Inc. REIT	11,576	197,602

		16,211,103

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	4,849	215,877
Altisource Portfolio Solutions SA (a)	1,060	39,008
AV Homes, Inc. (a)	926	15,233
Consolidated-Tomoka Land Co.	295	15,794
Forestar Group, Inc. (a)	3,690	50,369
FRP Holdings, Inc. (a)	686	27,440
HFF, Inc. Class A	3,641	100,746
Kennedy-Wilson Holdings, Inc.	8,605	191,031
Marcus & Millichap, Inc. (a)	1,489	36,600
RE/MAX Holdings, Inc. Class A	1,769	105,167
RMR Group, Inc. Class A	764	37,818
St. Joe Co. (a)	5,093	86,836
Stratus Properties, Inc.	768	21,043
Tejon Ranch Co. (a)	1,494	32,704
Trinity Place Holdings, Inc. (a)	6,584	48,129

		1,023,795

ROAD & RAIL — 0.5%
ArcBest Corp.	2,698	70,148
Celadon Group, Inc.	2,678	17,541
Covenant Transportation Group, Inc. Class A (a)	1,002	18,838
Heartland Express, Inc.	4,738	94,997

Knight Transportation, Inc.	6,926	217,130
Marten Transport, Ltd.	2,437	57,148
Roadrunner Transportation Systems, Inc. (a)	2,774	19,057
Saia, Inc. (a)	2,534	112,256
Swift Transportation Co. (a)	7,878	161,814
Universal Logistics Holdings, Inc.	490	7,032
USA Truck, Inc. (a)	681	5,005
Werner Enterprises, Inc.	4,512	118,214
YRC Worldwide, Inc. (a)	3,179	35,001

		934,181

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Acacia Communications, Inc. (a) (c)	576	33,765
Advanced Energy Industries, Inc. (a)	4,070	279,039
Advanced Micro Devices, Inc. (a)	78,006	1,134,987
Alpha & Omega Semiconductor, Ltd. (a)	1,591	27,349
Ambarella, Inc. (a)	3,401	186,069
Amkor Technology, Inc. (a)	10,411	120,663
Axcelis Technologies, Inc. (a)	2,840	53,392
Brooks Automation, Inc.	7,060	158,144
Cabot Microelectronics Corp.	2,340	179,267
Cavium, Inc. (a)	6,764	484,708
CEVA, Inc. (a)	1,903	67,556
Cirrus Logic, Inc. (a)	6,717	407,655
Cohu, Inc.	2,584	47,701
Diodes, Inc. (a)	3,738	89,899
DSP Group, Inc. (a)	1,998	23,976
Entegris, Inc. (a)	14,410	337,194
Exar Corp. (a)	3,982	51,806
FormFactor, Inc. (a)	7,655	90,712
Impinj, Inc. (a)	532	16,104
Inphi Corp. (a)	4,273	208,608
Integrated Device Technology, Inc. (a)	14,621	346,079
IXYS Corp.	2,534	36,870
Kopin Corp. (a)	7,015	28,761
Lattice Semiconductor Corp. (a)	12,182	84,299
MACOM Technology Solutions Holdings, Inc. (a)	3,266	157,748
MaxLinear, Inc. (a)	5,472	153,490
Microsemi Corp. (a)	12,102	623,616
MKS Instruments, Inc.	5,656	388,850
Monolithic Power Systems, Inc.	4,152	382,399
Nanometrics, Inc. (a)	2,454	74,749
NeoPhotonics Corp. (a) (c)	3,445	31,039
NVE Corp.	490	40,567
PDF Solutions, Inc. (a)	2,627	59,423
Photronics, Inc. (a)	6,429	68,790
Power Integrations, Inc.	2,903	190,872
Rambus, Inc. (a)	10,899	143,213
Rudolph Technologies, Inc. (a)	2,919	65,386
Semtech Corp. (a)	6,712	226,866
Sigma Designs, Inc. (a)	3,250	20,312
Silicon Laboratories, Inc. (a)	4,427	325,606
Synaptics, Inc. (a)	3,784	187,346
Ultra Clean Holdings, Inc. (a)	3,940	66,468
Ultratech, Inc. (a)	2,502	74,109
Veeco Instruments, Inc. (a)	4,076	121,669
Xcerra Corp. (a)	5,001	44,459

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Xperi Corp.	5,079	$172,432

		8,114,012

SOFTWARE — 3.7%
8x8, Inc. (a)	9,161	139,705
A10 Networks, Inc. (a)	5,330	48,770
ACI Worldwide, Inc. (a)	12,908	276,102
American Software, Inc. Class A	2,485	25,546
Aspen Technology, Inc. (a)	8,467	498,876
Barracuda Networks, Inc. (a)	2,510	58,006
Blackbaud, Inc.	4,911	376,526
Bottomline Technologies de, Inc. (a)	3,923	92,779
BroadSoft, Inc. (a)	2,943	118,309
Callidus Software, Inc. (a)	6,709	143,237
CommVault Systems, Inc. (a)	4,226	214,681
Digimarc Corp. (a) (c)	829	22,383
Ebix, Inc. (c)	2,753	168,621
Ellie Mae, Inc. (a)	3,468	347,736
EnerNOC, Inc. (a)	2,727	16,362
Exa Corp. (a)	1,535	19,495
Fair Isaac Corp.	3,349	431,854
Gigamon, Inc. (a)	3,354	119,235
Globant SA (a)	2,529	92,056
Glu Mobile, Inc. (a) (c)	11,599	26,330
Guidance Software, Inc. (a)	1,732	10,219
HubSpot, Inc. (a)	3,040	184,072
Imperva, Inc. (a)	2,923	119,989
Jive Software, Inc. (a)	7,017	30,173
MicroStrategy, Inc. Class A (a)	1,014	190,429
Mitek Systems, Inc. (a)	3,251	21,619
MobileIron, Inc. (a)	5,722	24,891
Model N, Inc. (a)	2,290	23,931
Monotype Imaging Holdings, Inc.	3,982	80,038
Park City Group, Inc. (a)	1,000	12,350
Paycom Software, Inc. (a) (c)	4,640	266,846
Paylocity Holding Corp. (a)	2,292	88,540
Pegasystems, Inc.	3,713	162,815
Progress Software Corp.	4,983	144,756
Proofpoint, Inc. (a)	4,266	317,220
PROS Holdings, Inc. (a)	3,102	75,037
QAD, Inc. Class A	1,204	33,531
Qualys, Inc. (a)	2,875	108,962
Rapid7, Inc. (a)	2,226	33,345
RealPage, Inc. (a)	5,809	202,734
RingCentral, Inc. Class A (a)	5,917	167,451
Rosetta Stone, Inc. (a)	2,676	26,091
Rubicon Project, Inc. (a)	6,671	39,292
Sapiens International Corp. NV	2,845	36,644
Silver Spring Networks, Inc. (a)	3,472	39,199
Synchronoss Technologies, Inc. (a)	4,335	105,774
Take-Two Interactive Software, Inc. (a)	9,782	579,779
Telenav, Inc. (a)	3,254	28,147
TiVo Corp.	15,798	296,212
Varonis Systems, Inc. (a)	924	29,383
VASCO Data Security International, Inc. (a)	3,037	41,000
Verint Systems, Inc. (a)	6,496	281,764
VirnetX Holding Corp. (a) (c)	4,472	10,286
Workiva, Inc. (a)	2,368	37,059
Zendesk, Inc. (a)	8,295	232,592

Zix Corp. (a)	6,714	32,294

		7,351,073

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	6,872	204,373
Abercrombie & Fitch Co. Class A	7,107	84,787
America’s Car-Mart, Inc. (a)	877	31,967
American Eagle Outfitters, Inc.	17,542	246,114
Asbury Automotive Group, Inc. (a)	2,060	123,806
Ascena Retail Group, Inc. (a)	16,940	72,164
Barnes & Noble Education, Inc. (a)	4,125	39,559
Barnes & Noble, Inc.	6,564	60,717
Big 5 Sporting Goods Corp.	1,693	25,564
Boot Barn Holdings, Inc. (a)	1,108	10,958
Buckle, Inc. (c)	2,821	52,471
Build-A-Bear Workshop, Inc. (a)	1,244	11,009
Caleres, Inc.	4,317	114,055
Cato Corp. Class A	2,747	60,324
Chico’s FAS, Inc.	13,234	187,923
Children’s Place, Inc.	1,904	228,575
Citi Trends, Inc.	1,591	27,047
Conn’s, Inc. (a) (c)	2,243	19,626
Destination XL Group, Inc. (a)	4,789	13,649
DSW, Inc. Class A	6,872	142,113
Express, Inc. (a)	7,484	68,179
Finish Line, Inc. Class A	4,064	57,831
Five Below, Inc. (a)	5,617	243,272
Francesca’s Holdings Corp. (a)	4,219	64,762
Genesco, Inc. (a)	2,034	112,785
GNC Holdings, Inc. Class A	7,064	51,991
Group 1 Automotive, Inc.	2,197	162,754
Guess?, Inc.	6,101	68,026
Haverty Furniture Cos., Inc.	2,096	51,038
Hibbett Sports, Inc. (a)	2,481	73,189
Kirkland’s, Inc. (a)	1,438	17,831
Lithia Motors, Inc. Class A	2,446	209,500
Lumber Liquidators Holdings, Inc. (a) (c)	2,842	59,654
MarineMax, Inc. (a)	2,339	50,639
Monro Muffler Brake, Inc.	3,393	176,775
Office Depot, Inc.	56,694	264,478
Party City Holdco, Inc. (a)	3,008	42,262
Pier 1 Imports, Inc.	8,193	58,662
Rent-A-Center, Inc.	6,480	57,478
RH (a) (c)	4,084	188,926
Select Comfort Corp. (a)	4,648	115,224
Shoe Carnival, Inc.	1,595	39,189
Sonic Automotive, Inc. Class A	2,843	57,002
Sportsman’s Warehouse Holdings, Inc. (a) (c)	3,977	19,010
Stage Stores, Inc. (c)	3,163	8,192
Stein Mart, Inc.	2,930	8,819
Tailored Brands, Inc.	6,086	90,925
Tile Shop Holdings, Inc.	3,351	64,507
Vitamin Shoppe, Inc. (a)	2,350	47,353
West Marine, Inc. (a)	1,792	17,096
Winmark Corp.	247	27,911
Zumiez, Inc. (a)	1,664	30,451

		4,362,512

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (c)	11,080	$165,757
Avid Technology, Inc. (a)	2,981	13,891
Cray, Inc. (a)	4,130	90,447
Diebold Nixdorf, Inc.	7,275	223,343
Eastman Kodak Co. (a)	1,742	20,033
Electronics For Imaging, Inc. (a)	4,892	238,876
Immersion Corp. (a)	2,970	25,720
Nimble Storage, Inc. (a)	6,537	81,713
Pure Storage, Inc. Class A (a)	7,407	72,811
Stratasys, Ltd. (a)	4,984	102,122
Super Micro Computer, Inc. (a)	3,927	99,549
USA Technologies, Inc. (a)	4,386	18,641

		1,152,903

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Columbia Sportswear Co.	2,723	159,976
Crocs, Inc. (a)	7,435	52,565
Culp, Inc.	1,212	37,814
Deckers Outdoor Corp. (a)	3,644	217,656
Delta Apparel, Inc. (a)	768	13,540
Fossil Group, Inc. (a)	4,205	73,377
G-III Apparel Group, Ltd. (a)	4,450	97,411
Iconix Brand Group, Inc. (a)	4,849	36,465
Movado Group, Inc.	1,454	36,277
Oxford Industries, Inc.	1,537	88,009
Perry Ellis International, Inc. (a)	1,340	28,783
Sequential Brands Group, Inc. (a)	3,931	15,292
Steven Madden, Ltd. (a)	6,851	264,106
Superior Uniform Group, Inc.	757	14,080
Unifi, Inc. (a)	1,551	44,033
Vera Bradley, Inc. (a)	2,243	20,882
Vince Holding Corp. (a) (c)	1,565	2,426
Wolverine World Wide, Inc.	10,377	259,114

		1,461,806

THRIFTS & MORTGAGE FINANCE — 2.3%
Astoria Financial Corp.	9,152	187,708
Bank Mutual Corp.	4,983	46,840
BankFinancial Corp.	1,591	23,101
Bear State Financial, Inc.	2,047	19,242
Beneficial Bancorp, Inc.	7,732	123,712
BofI Holding, Inc. (a)	5,986	156,414
BSB Bancorp, Inc. (a)	757	21,385
Capitol Federal Financial, Inc.	13,477	197,169
Charter Financial Corp.	1,694	33,321
Clifton Bancorp, Inc.	2,630	42,580
Dime Community Bancshares, Inc.	3,325	67,497
Essent Group, Ltd. (a)	7,763	280,788
EverBank Financial Corp.	10,607	206,624
Federal Agricultural Mortgage Corp. Class C	912	52,504
First Defiance Financial Corp.	1,058	52,382
Flagstar Bancorp, Inc. (a)	2,100	59,199
Hingham Institution for Savings	103	18,216
Home Bancorp, Inc.	576	19,440
HomeStreet, Inc. (a)	2,253	62,971
Impac Mortgage Holdings, Inc. (a)	757	9,432
Kearny Financial Corp.	9,635	145,007

LendingTree, Inc. (a)	636	79,723
Meridian Bancorp, Inc.	4,982	91,171
Meta Financial Group, Inc.	839	74,251
MGIC Investment Corp. (a)	35,801	362,664
Nationstar Mortgage Holdings, Inc. (a)	3,495	55,081
NMI Holdings, Inc. Class A (a)	5,033	57,376
Northfield Bancorp, Inc.	4,462	80,405
Northwest Bancshares, Inc.	9,892	166,581
OceanFirst Financial Corp.	2,067	58,238
Ocwen Financial Corp. (a)	10,841	59,300
Oritani Financial Corp.	4,179	71,043
PennyMac Financial Services, Inc. Class A (a)	1,343	22,898
PHH Corp. (a)	5,081	64,681
Provident Financial Services, Inc.	6,277	162,260
Radian Group, Inc.	22,767	408,895
SI Financial Group, Inc.	1,343	18,869
Southern Missouri Bancorp, Inc.	576	20,460
Territorial Bancorp, Inc.	867	27,024
TrustCo Bank Corp. NY	9,979	78,335
United Community Financial Corp.	4,985	41,575
United Financial Bancorp, Inc.	5,277	89,762
Walker & Dunlop, Inc. (a)	2,965	123,611
Washington Federal, Inc.	9,547	316,006
Waterstone Financial, Inc.	2,514	45,881
WSFS Financial Corp.	2,818	129,487

		4,531,109

TOBACCO — 0.2%
Alliance One International, Inc. (a)	1,151	14,790
Universal Corp.	2,424	171,498
Vector Group, Ltd.	9,372	194,938

		381,226

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Aircastle, Ltd.	5,416	130,688
Applied Industrial Technologies, Inc.	3,778	233,669
Beacon Roofing Supply, Inc. (a)	6,183	303,956
BMC Stock Holdings, Inc. (a)	5,846	132,120
CAI International, Inc. (a)	1,830	28,804
DXP Enterprises, Inc. (a)	1,496	56,654
GATX Corp. (c)	4,305	262,433
GMS, Inc. (a)	960	33,638
H&E Equipment Services, Inc.	3,040	74,541
Kaman Corp.	2,845	136,930
Lawson Products, Inc. (a)	490	11,000
MRC Global, Inc. (a)	9,894	181,357
Neff Corp. Class A (a)	1,216	23,651
NOW, Inc. (a)	11,080	187,917
Rush Enterprises, Inc. Class A (a)	4,297	142,145
SiteOne Landscape Supply, Inc. (a)	1,343	65,015
Textainer Group Holdings, Ltd.	2,253	34,471
Titan Machinery, Inc. (a)	1,830	28,072
Triton International, Ltd.	4,666	120,336
Univar, Inc. (a)	4,605	141,189
Veritiv Corp. (a)	757	39,213

		2,367,799

WATER UTILITIES — 0.3%
American States Water Co.	3,987	176,624
Artesian Resources Corp. Class A	806	26,243

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

California Water Service Group	4,884	$175,091
Connecticut Water Service, Inc.	1,155	61,388
Consolidated Water Co., Ltd.	2,147	25,013
Middlesex Water Co.	1,683	62,187
SJW Group	1,644	79,274
York Water Co.	1,389	48,685

		654,505

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	3,982	51,726
NII Holdings, Inc. (a)	5,718	7,434
Shenandoah Telecommunications Co.	4,807	134,836
Spok Holdings, Inc.	2,243	42,617

		236,613

TOTAL COMMON STOCKS (Cost $190,187,068)		198,695,690

	Principal Amount
CORPORATE BONDS & NOTES — 0.0% (b)
METAL FABRICATE & HARDWARE — 0.0% (b)
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $29,000)	$29,000	28,746

	Shares
RIGHTS — 0.0% (b)
BIOTECHNOLOGY — 0.0% (b)
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	1,465	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	580	—
Dyax Corp. (CVR) (e)	6,839	7,592
Omthera Pharmaceuticals, Inc. (CVR) (a) (d)	24	—

		7,592

TOTAL RIGHTS (Cost $7,592)		7,592

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g)	1,536,352	1,536,352
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h) ..	3,375,212	3,375,212

TOTAL SHORT-TERM INVESTMENTS (Cost $4,911,564)		4,911,564

TOTAL INVESTMENTS — 102.1% (Cost $195,135,224)		203,643,592
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(4,233,053)

NET ASSETS — 100.0%		$199,410,539

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $38,115, representing less than 0.05% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Russell 2000 Index Mini (long)	06/16/2017	2	138,440	2,301

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,197,177	$—	$—	$3,197,177
Air Freight & Logistics	1,151,330	—	—	1,151,330

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Airlines	$662,696	$—	$—		$662,696
Auto Components	2,488,298	—	—		2,488,298
Automobiles	77,425	—	—		77,425
Banks	22,675,810	—	—		22,675,810
Beverages	476,955	—	—		476,955
Biotechnology	9,778,363	10,168	—		9,788,531
Building Products	2,427,674	—	—		2,427,674
Capital Markets	2,796,501	—	—		2,796,501
Chemicals	5,529,580	—	—		5,529,580
Commercial Services & Supplies	4,643,493	—	—		4,643,493
Communications Equipment	3,836,031	—	—		3,836,031
Construction & Engineering	1,936,859	—	—		1,936,859
Construction Materials	555,766	—	—		555,766
Consumer Finance	1,063,002	—	—		1,063,002
Containers & Packaging	287,752	—	—		287,752
Distributors	171,080	—	—		171,080
Diversified Consumer Services	1,883,589	—	—		1,883,589
Diversified Financial Services	274,452	—	—		274,452
Diversified Telecommunication Services	1,145,402	—	—		1,145,402
Electric Utilities	2,149,868	—	—		2,149,868
Electrical Equipment.	1,295,717	—	—		1,295,717
Electronic Equipment, Instruments & Components	6,093,401	—	—		6,093,401
Energy Equipment & Services	2,209,491	—	—		2,209,491
Equity Real Estate Investment Trusts (REITs)	462,740	—	—		462,740
Food & Staples Retailing	1,073,896	—	—		1,073,896
Food Products	2,704,479	—	—		2,704,479
Gas Utilities	2,516,585	—	—		2,516,585
Health Care Equipment & Supplies	6,447,100	—	—		6,447,100
Health Care Providers & Services	3,777,874	—	—		3,777,874
Health Care Technology	1,016,853	—	—		1,016,853
Hotels, Restaurants & Leisure	6,105,819	—	—		6,105,819
Household Durables	2,596,068	—	—		2,596,068
Household Products	614,229	—	—		614,229
Independent Power Producers & Energy Traders	975,020	—	—		975,020
Industrial Conglomerates	105,045	—	—		105,045
Insurance	4,744,205	—	—		4,744,205
Internet & Catalog Retail	1,134,171	—	—		1,134,171
Internet Software & Services	4,333,600	—	—		4,333,600
IT Services.	3,716,342	—	—		3,716,342
Leisure Equipment & Products	461,604	—	—		461,604
Life Sciences Tools & Services	1,251,277	—	—		1,251,277
Machinery	6,793,518	—	—		6,793,518
Marine	221,750	—	—		221,750
Media	3,207,138	20,355	—		3,227,493
Metals & Mining	2,582,634	—	0	(a)	2,582,634
Multi-Utilities	972,327	—	—		972,327
Multiline Retail	399,349	—	—		399,349
Oil, Gas & Consumable Fuels	4,603,818	—	—		4,603,818
Paper & Forest Products	1,260,736	—	—		1,260,736
Personal Products	466,791	—	—		466,791
Pharmaceuticals	3,732,563	—	—		3,732,563
Professional Services	2,797,287	—	—		2,797,287
Real Estate Investment Trusts (REITs)	16,211,029	74	—		16,211,103
Real Estate Management & Development	1,023,795	—	—		1,023,795
Road & Rail	934,181	—	—		934,181
Semiconductors & Semiconductor Equipment	8,114,012	—	—		8,114,012
Software	7,351,073	—	—		7,351,073
Specialty Retail	4,362,512	—	—		4,362,512

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Technology Hardware, Storage & Peripherals	$1,152,903	$—	$—		$1,152,903
Textiles, Apparel & Luxury Goods	1,461,806	—	—		1,461,806
Thrifts & Mortgage Finance	4,531,109	—	—		4,531,109
Tobacco	381,226	—	—		381,226
Trading Companies & Distributors	2,367,799	—	—		2,367,799
Water Utilities	654,505	—	—		654,505
Wireless Telecommunication Services	236,613	—	—		236,613
Corporate Bonds & Notes
Metal Fabricate & Hardware	—	28,746	—		28,746
Rights
Biotechnology	—	7,592	0	(a)	7,592
Short-Term Investments	4,911,564	—	—		4,911,564

TOTAL INVESTMENTS	$203,576,657	$66,935	$0		$203,643,592

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	2,301	—	—		2,301

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$203,578,958	$66,935	$0		$203,645,893

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	825,080	$825,080	2,926,362	3,751,442	—	$—	$2,229
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	10,121,011	8,584,659	1,536,352	1,536,352	1,480
State Street Navigator Securities Lending Government Money Market Portfolio*	17,750,322	17,750,322	17,913,881	32,288,991	3,375,212	3,375,212	28,393

TOTAL		$18,575,402				$4,911,564	$32,102

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
B/E Aerospace, Inc.	6,859	$439,730

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	28,883	2,232,367
Expeditors International of Washington, Inc.	15,652	884,182

		3,116,549

AIRLINES — 0.6%
Alaska Air Group, Inc.	12,410	1,144,450
Copa Holdings SA Class A	9,714	1,090,397

		2,234,847

AUTO COMPONENTS — 0.3%
Gentex Corp.	65,335	1,393,596

AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	46,987	2,842,714
Thor Industries, Inc.	13,109	1,260,168

		4,102,882

BANKS — 1.5%
Associated Banc-Corp.	9,685	236,314
Bank of Hawaii Corp.	2,646	217,925
BankUnited, Inc.	7,062	263,483
BOK Financial Corp.	1,861	145,660
CIT Group, Inc.	14,516	623,172
Cullen/Frost Bankers, Inc.	5,245	466,648
Fifth Third Bancorp	55,077	1,398,956
Huntington Bancshares, Inc.	52,176	698,637
PacWest Bancorp	20,879	1,112,015
People’s United Financial, Inc.	27,006	491,509
Popular, Inc.	7,969	324,577

		5,978,896

BUILDING PRODUCTS — 0.1%
Owens Corning	7,978	489,610

CAPITAL MARKETS — 3.0%
Artisan Partners Asset Management, Inc. Class A	13,652	376,795
Donnelley Financial Solutions, Inc. (a)	9,464	182,561
Eaton Vance Corp.	38,771	1,743,144
Federated Investors, Inc. Class B	32,394	853,258
Franklin Resources, Inc.	26,637	1,122,483
Invesco, Ltd.	68,521	2,098,798
Lazard, Ltd. Class A	44,985	2,068,860
LPL Financial Holdings, Inc.	25,922	1,032,473
T Rowe Price Group, Inc.	34,205	2,331,071

		11,809,443

CHEMICALS — 4.3%
Cabot Corp.	7,594	454,956
CF Industries Holdings, Inc.	68,569	2,012,500
Eastman Chemical Co.	25,079	2,026,383
Huntsman Corp.	70,640	1,733,506
LyondellBasell Industries NV Class A	59,961	5,467,844
Mosaic Co.	123,319	3,598,448
NewMarket Corp.	504	228,428
RPM International, Inc.	12,403	682,537
Scotts Miracle-Gro Co.	4,774	445,844

Westlake Chemical Corp.	8,675	572,984

		17,223,430

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Covanta Holding Corp.	33,522	526,295
KAR Auction Services, Inc.	23,204	1,013,319
LSC Communications, Inc.	9,464	238,114
Pitney Bowes, Inc.	49,499	648,932
Republic Services, Inc.	15,202	954,838
RR Donnelley & Sons Co.	25,239	305,644

		3,687,142

COMMUNICATIONS EQUIPMENT — 0.9%
Brocade Communications Systems, Inc.	89,596	1,118,158
Juniper Networks, Inc.	28,654	797,441
Motorola Solutions, Inc.	19,670	1,695,947

		3,611,546

CONSTRUCTION & ENGINEERING — 0.5%
Fluor Corp.	19,724	1,037,877
KBR, Inc.	51,594	775,458

		1,813,335

CONSUMER FINANCE — 0.3%
Navient Corp.	78,944	1,165,213

CONTAINERS & PACKAGING — 2.9%
Avery Dennison Corp.	14,499	1,168,619
Bemis Co., Inc.	24,880	1,215,637
Graphic Packaging Holding Co.	27,742	357,039
International Paper Co.	75,541	3,835,972
Packaging Corp. of America	33,080	3,030,790
Sonoco Products Co.	35,336	1,869,981

		11,478,038

DISTRIBUTORS — 0.8%
Genuine Parts Co.	35,271	3,259,393

DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	79,962	1,859,117

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
CenturyLink, Inc.	191,095	4,504,109
Frontier Communications Corp.	406,753	870,452

		5,374,561

ELECTRIC UTILITIES — 5.1%
Alliant Energy Corp.	24,964	988,824
American Electric Power Co., Inc.	25,390	1,704,431
Edison International	19,357	1,541,011
Entergy Corp.	31,984	2,429,505
Eversource Energy	16,932	995,263
Exelon Corp.	66,107	2,378,530
FirstEnergy Corp.	80,025	2,546,395
Great Plains Energy, Inc.	37,612	1,099,023
Hawaiian Electric Industries, Inc.	21,979	732,120
OGE Energy Corp.	56,190	1,965,526
Pinnacle West Capital Corp.	20,475	1,707,205
Westar Energy, Inc.	10,033	544,491
Xcel Energy, Inc.	33,944	1,508,811

		20,141,135

ELECTRICAL EQUIPMENT — 2.7%
Eaton Corp. PLC	39,800	2,951,170

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Emerson Electric Co.	65,209	$3,903,411
Hubbell, Inc.	8,179	981,889
Rockwell Automation, Inc.	17,823	2,775,219

		10,611,689

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Avnet, Inc.	23,971	1,096,913
Corning, Inc.	89,418	2,414,286
FLIR Systems, Inc.	10,840	393,275
Jabil Circuit, Inc.	51,286	1,483,191
National Instruments Corp.	24,696	804,102

		6,191,767

ENERGY EQUIPMENT & SERVICES — 2.6%
Diamond Offshore Drilling, Inc. (a)	5,370	89,733
Ensco PLC Class A	87,729	785,175
Frank’s International NV	13,314	140,729
Helmerich & Payne, Inc.	34,550	2,299,993
Nabors Industries, Ltd.	35,366	462,234
National Oilwell Varco, Inc.	53,865	2,159,448
Noble Corp. PLC	86,853	537,620
Oceaneering International, Inc.	34,031	921,559
Patterson-UTI Energy, Inc.	42,230	1,024,922
Rowan Cos. PLC Class A (a)	28,960	451,197
Transocean, Ltd. (a)	120,356	1,498,432

		10,371,042

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Colony NorthStar, Inc. Class A REIT	64,324	830,423
CoreCivic, Inc. REIT	41,710	1,310,528
Uniti Group, Inc. REIT (a)	21,845	564,693

		2,705,644

FOOD & STAPLES RETAILING — 0.4%
Whole Foods Market, Inc.	50,992	1,515,482

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	57,988	2,669,767
Bunge, Ltd.	12,545	994,317
Flowers Foods, Inc.	32,061	622,304
Hershey Co.	15,151	1,655,247
Mead Johnson Nutrition Co.	12,837	1,143,520
Pinnacle Foods, Inc.	14,449	836,164

		7,921,319

GAS UTILITIES — 0.4%
Atmos Energy Corp.	7,923	625,838
National Fuel Gas Co.	6,715	400,348
UGI Corp.	14,375	710,125

		1,736,311

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
ResMed, Inc.	28,246	2,032,865

HEALTH CARE PROVIDERS & SERVICES — 1.5%
AmerisourceBergen Corp.	15,707	1,390,069
Cardinal Health, Inc.	21,958	1,790,675
Patterson Cos., Inc.	15,830	715,991
Quest Diagnostics, Inc.	22,426	2,202,009

		6,098,744

HOTELS, RESTAURANTS & LEISURE — 3.5%
Brinker International, Inc.	19,267	846,977
Carnival Corp.	30,448	1,793,692
Choice Hotels International, Inc.	3,733	233,686
Darden Restaurants, Inc.	41,139	3,442,100
Dunkin’ Brands Group, Inc.	10,442	570,968
Extended Stay America, Inc.	26,984	430,125
International Game Technology PLC	8,248	195,477
Las Vegas Sands Corp.	23,797	1,358,095
Six Flags Entertainment Corp.	21,285	1,266,245
Vail Resorts, Inc.	2,421	464,590
Wendy’s Co.	72,813	990,985
Wyndham Worldwide Corp.	27,928	2,354,051

		13,946,991

HOUSEHOLD DURABLES — 1.6%
Garmin, Ltd.	38,073	1,945,911
Leggett & Platt, Inc.	28,510	1,434,623
Tupperware Brands Corp.	17,563	1,101,552
Whirlpool Corp.	10,997	1,884,116

		6,366,202

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	9,619	1,296,930

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.7%
AES Corp.	160,731	1,796,973
NRG Energy, Inc.	53,876	1,007,481

		2,804,454

INSURANCE — 5.4%
Allied World Assurance Co. Holdings AG	9,768	518,681
American National Insurance Co.	1,067	125,938
AmTrust Financial Services, Inc.	24,272	448,061
Arthur J Gallagher & Co.	27,627	1,562,031
Aspen Insurance Holdings, Ltd.	9,271	482,556
Assured Guaranty, Ltd.	37,307	1,384,463
Axis Capital Holdings, Ltd.	22,938	1,537,534
Cincinnati Financial Corp.	16,190	1,170,051
CNA Financial Corp.	2,732	120,672
Erie Indemnity Co. Class A	1,544	189,449
Everest Re Group, Ltd.	8,704	2,035,082
First American Financial Corp.	33,552	1,317,923
FNF Group	37,378	1,455,499
Hanover Insurance Group, Inc.	6,372	573,862
Mercury General Corp.	5,790	353,132
Old Republic International Corp.	86,100	1,763,328
Principal Financial Group, Inc.	24,025	1,516,218
ProAssurance Corp.	3,692	222,443
Progressive Corp.	49,061	1,922,210
Unum Group	14,448	677,467
Validus Holdings, Ltd.	18,947	1,068,421
XL Group, Ltd.	26,637	1,061,751

		21,506,772

INTERNET SOFTWARE & SERVICES — 0.1%
IAC/InterActiveCorp (a)	4,476	329,971

IT SERVICES — 2.1%
Booz Allen Hamilton Holding Corp.	11,553	408,861

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Broadridge Financial Solutions, Inc.	10,101	$686,363
Conduent, Inc. (a)	53,235	893,283
Leidos Holdings, Inc.	22,828	1,167,424
Paychex, Inc.	27,020	1,591,478
Western Union Co.	173,324	3,527,143

		8,274,552

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc.	8,469	845,376
Mattel, Inc.	74,176	1,899,647
Polaris Industries, Inc.	21,389	1,792,398

		4,537,421

MACHINERY — 4.6%
Allison Transmission Holdings, Inc.	20,426	736,562
Crane Co.	10,171	761,096
Cummins, Inc.	44,717	6,761,210
Donaldson Co., Inc.	19,405	883,316
Dover Corp.	18,131	1,456,826
Graco, Inc.	6,279	591,105
ITT, Inc.	10,959	449,538
Lincoln Electric Holdings, Inc.	13,590	1,180,427
Parker-Hannifin Corp.	17,683	2,834,939
Timken Co.	24,366	1,101,343
Trinity Industries, Inc.	52,030	1,381,396

		18,137,758

MEDIA — 2.8%
Cinemark Holdings, Inc.	31,906	1,414,712
Interpublic Group of Cos., Inc.	45,750	1,124,077
John Wiley & Sons, Inc. Class A	14,544	782,467
News Corp. Class A	54,050	702,650
News Corp. Class B	15,132	204,282
Omnicom Group, Inc.	24,457	2,108,438
Regal Entertainment Group Class A	29,380	663,400
TEGNA, Inc.	42,038	1,077,014
Viacom, Inc. Class A	1,715	83,606
Viacom, Inc. Class B	65,846	3,069,741

		11,230,387

METALS & MINING — 2.2%
Compass Minerals International, Inc.	5,844	396,515
Freeport-McMoRan, Inc. (a)	89,644	1,197,644
Nucor Corp.	53,413	3,189,824
Reliance Steel & Aluminum Co.	24,648	1,972,333
Steel Dynamics, Inc.	57,818	2,009,754

		8,766,070

MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp. REIT	50,394	1,002,337

MULTI-UTILITIES — 3.7%
Ameren Corp.	39,483	2,155,377
CenterPoint Energy, Inc.	52,131	1,437,252
CMS Energy Corp.	23,384	1,046,200
Consolidated Edison, Inc.	25,123	1,951,052
DTE Energy Co.	12,284	1,254,319
MDU Resources Group, Inc.	19,328	529,007
NiSource, Inc.	77,100	1,834,209
Public Service Enterprise Group, Inc.	56,359	2,499,522
SCANA Corp.	15,079	985,413

Vectren Corp.	18,377	1,077,076

		14,769,427

MULTILINE RETAIL — 2.8%
Kohl’s Corp.	65,075	2,590,636
Macy’s, Inc.	108,633	3,219,882
Nordstrom, Inc.	43,891	2,044,004
Target Corp.	61,680	3,404,119

		11,258,641

OIL, GAS & CONSUMABLE FUELS — 3.5%
Chesapeake Energy Corp. (a)	192,180	1,141,549
Devon Energy Corp.	34,170	1,425,573
HollyFrontier Corp.	56,544	1,602,457
Murphy Oil Corp.	24,482	699,940
ONEOK, Inc.	13,706	759,861
PBF Energy, Inc. Class A	19,499	432,293
Tesoro Corp.	15,098	1,223,844
Valero Energy Corp.	66,635	4,417,234
Williams Cos., Inc.	71,031	2,101,807

		13,804,558

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	21,568	787,663

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc. Class A	19,100	1,060,814

PROFESSIONAL SERVICES — 0.8%
ManpowerGroup, Inc.	12,987	1,332,076
Robert Half International, Inc.	38,883	1,898,657

		3,230,733

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.9%
Apple Hospitality REIT, Inc.	46,009	878,772
Brixmor Property Group, Inc.	14,325	307,415
Camden Property Trust	9,963	801,623
Care Capital Properties, Inc.	30,059	807,685
Chimera Investment Corp.	61,732	1,245,752
Columbia Property Trust, Inc.	13,518	300,776
Corporate Office Properties Trust	32,770	1,084,687
DCT Industrial Trust, Inc. REIT	5,851	281,550
EPR Properties	16,213	1,193,763
Gaming and Leisure Properties, Inc.	29,801	995,949
Highwoods Properties, Inc.	7,768	381,642
Hospitality Properties Trust	53,399	1,683,671
Host Hotels & Resorts, Inc. REIT	200,337	3,738,288
Iron Mountain, Inc. REIT	33,672	1,201,080
Kilroy Realty Corp. REIT	6,053	436,300
Kimco Realty Corp. REIT	81,290	1,795,696
Lamar Advertising Co. Class A	26,904	2,010,805
Liberty Property Trust REIT	30,433	1,173,192
Life Storage, Inc. REIT	5,704	468,413
Macerich Co. REIT	12,972	835,397
MFA Financial, Inc.	128,387	1,037,367
Mid-America Apartment Communities, Inc. REIT	14,329	1,457,832
National Retail Properties, Inc.	14,723	642,217
Omega Healthcare Investors, Inc.	43,075	1,421,044
Outfront Media, Inc.	49,276	1,308,278
Piedmont Office Realty Trust, Inc. Class A	25,385	542,731

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Rayonier, Inc.	10,182	$288,558
Retail Properties of America, Inc. Class A	35,584	513,121
Senior Housing Properties Trust	40,671	823,588
Starwood Property Trust, Inc.	38,443	868,043
STORE Capital Corp.	13,518	322,810
Sun Communities, Inc. REIT	9,503	763,376
Tanger Factory Outlet Centers, Inc.	32,363	1,060,536
Taubman Centers, Inc.	8,956	591,275
Two Harbors Investment Corp.	75,022	719,461
Weingarten Realty Investors REIT	19,855	662,958
WP Carey, Inc.	10,892	677,700

		35,323,351

ROAD & RAIL — 1.0%
CSX Corp.	65,841	3,064,899
Ryder System, Inc.	11,430	862,279

		3,927,178

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	34,426	2,821,211
KLA-Tencor Corp.	18,437	1,752,806
Marvell Technology Group, Ltd.	142,555	2,175,389
Maxim Integrated Products, Inc.	33,850	1,521,896
Microchip Technology, Inc.	19,904	1,468,517
Xilinx, Inc.	16,698	966,647

		10,706,466

SOFTWARE — 2.0%
CA, Inc.	36,179	1,147,598
Symantec Corp.	217,757	6,680,785

		7,828,383

SPECIALTY RETAIL — 4.9%
Best Buy Co., Inc.	98,436	4,838,129
Dick’s Sporting Goods, Inc.	13,122	638,517
Foot Locker, Inc.	29,130	2,179,215
GameStop Corp. Class A	35,437	799,104
Gap, Inc.	79,183	1,923,355
L Brands, Inc.	38,792	1,827,103
Penske Automotive Group, Inc.	10,443	488,837
Staples, Inc.	228,541	2,004,305
Tiffany & Co.	34,700	3,306,910
Williams-Sonoma, Inc.	30,818	1,652,461

		19,657,936

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
HP, Inc.	142,555	2,548,883
NetApp, Inc.	89,487	3,745,031
Western Digital Corp.	100,168	8,266,865
Xerox Corp.	271,375	1,991,893

		16,552,672

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc.	68,303	2,822,963
Ralph Lauren Corp.	20,380	1,663,416

		4,486,379

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	32,030	1,649,545

MSC Industrial Direct Co., Inc. Class A	10,394	1,068,087
W.W. Grainger, Inc.	6,096	1,418,905
Watsco, Inc.	7,078	1,013,428

		5,149,965

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	5,145	414,584

WATER UTILITIES — 0.1%
Aqua America, Inc.	8,817	283,467

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	31,367	831,539

TOTAL COMMON STOCKS (Cost $339,423,374)		396,636,927

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $454,127)	454,127	454,127

TOTAL INVESTMENTS — 99.8% (Cost $339,877,501)		397,091,054
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		830,321

NET ASSETS — 100.0%		$397,921,375

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$439,730	$—	$—	$439,730
Air Freight & Logistics	3,116,549	—	—	3,116,549
Airlines	2,234,847	—	—	2,234,847
Auto Components	1,393,596	—	—	1,393,596
Automobiles	4,102,882	—	—	4,102,882
Banks	5,978,896	—	—	5,978,896
Building Products	489,610	—	—	489,610
Capital Markets	11,809,443	—	—	11,809,443
Chemicals	17,223,430	—	—	17,223,430
Commercial Services & Supplies	3,687,142	—	—	3,687,142
Communications Equipment	3,611,546	—	—	3,611,546
Construction & Engineering	1,813,335	—	—	1,813,335
Consumer Finance	1,165,213	—	—	1,165,213
Containers & Packaging	11,478,038	—	—	11,478,038
Distributors	3,259,393	—	—	3,259,393
Diversified Consumer Services	1,859,117	—	—	1,859,117
Diversified Telecommunication Services	5,374,561	—	—	5,374,561
Electric Utilities	20,141,135	—	—	20,141,135
Electrical Equipment	10,611,689	—	—	10,611,689
Electronic Equipment, Instruments & Components	6,191,767	—	—	6,191,767
Energy Equipment & Services	10,371,042	—	—	10,371,042
Equity Real Estate Investment Trusts (REITs)	2,705,644	—	—	2,705,644
Food & Staples Retailing	1,515,482	—	—	1,515,482
Food Products	7,921,319	—	—	7,921,319
Gas Utilities	1,736,311	—	—	1,736,311
Health Care Equipment & Supplies	2,032,865	—	—	2,032,865
Health Care Providers & Services	6,098,744	—	—	6,098,744
Hotels, Restaurants & Leisure	13,946,991	—	—	13,946,991
Household Durables	6,366,202	—	—	6,366,202
Household Products	1,296,930	—	—	1,296,930
Independent Power Producers & Energy Traders	2,804,454	—	—	2,804,454
Insurance	21,506,772	—	—	21,506,772
Internet Software & Services	329,971	—	—	329,971
IT Services	8,274,552	—	—	8,274,552
Leisure Equipment & Products	4,537,421	—	—	4,537,421
Machinery	18,137,758	—	—	18,137,758
Media	11,230,387	—	—	11,230,387
Metals & Mining	8,766,070	—	—	8,766,070
Mortgage Real Estate Investment	1,002,337	—	—	1,002,337
Multi-Utilities	14,769,427	—	—	14,769,427
Multiline Retail	11,258,641	—	—	11,258,641
Oil, Gas & Consumable Fuels	13,804,558	—	—	13,804,558
Paper & Forest Products	787,663	—	—	787,663
Personal Products	1,060,814	—	—	1,060,814
Professional Services	3,230,733	—	—	3,230,733
Real Estate Investment Trusts (REITs)	35,323,351	—	—	35,323,351
Road & Rail	3,927,178	—	—	3,927,178
Semiconductors & Semiconductor Equipment	10,706,466	—	—	10,706,466
Software	7,828,383	—	—	7,828,383
Specialty Retail	19,657,936	—	—	19,657,936
Technology Hardware, Storage & Peripherals	16,552,672	—	—	16,552,672

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$4,486,379	$—	$—	$4,486,379
Trading Companies & Distributors	5,149,965	—	—	5,149,965
Transportation Infrastructure	414,584	—	—	414,584
Water Utilities	283,467	—	—	283,467
Wireless Telecommunication Services	831,539	—	—	831,539
Short-Term Investment	454,127	—	—	454,127

TOTAL INVESTMENTS	$397,091,054	$—	$—	$397,091,054

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	470,999	$470,999	8,493,333	8,964,332	—	$—	$730
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	22,764,728	22,310,601	454,127	454,127	2,311

TOTAL		$470,999				$454,127	$3,041

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	30,286	$797,733
B/E Aerospace, Inc.	8,269	530,126
Boeing Co.	3,180	562,415
BWX Technologies, Inc.	18,424	876,982
General Dynamics Corp.	3,686	690,019
HEICO Corp.	1,412	123,126
HEICO Corp. Class A	2,811	210,825
Hexcel Corp.	6,633	361,830
Huntington Ingalls Industries, Inc.	9,974	1,997,194
L3 Technologies, Inc.	3,624	599,011
Lockheed Martin Corp.	523	139,955
Northrop Grumman Corp.	2,675	636,222
Orbital ATK, Inc.	1,973	193,354
Raytheon Co.	2,836	432,490
Rockwell Collins, Inc.	3,287	319,365
Spirit AeroSystems Holdings, Inc. Class A	28,855	1,671,282
Textron, Inc.	10,534	501,313
TransDigm Group, Inc.	1,158	254,945
United Technologies Corp.	3,265	366,366

		11,264,553

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	19,752	1,526,632
Expeditors International of Washington, Inc.	19,197	1,084,439
FedEx Corp.	2,922	570,228
United Parcel Service, Inc. Class B	3,301	354,197

		3,535,496

AIRLINES — 2.2%
Alaska Air Group, Inc.	14,823	1,366,977
American Airlines Group, Inc.	31,303	1,324,117
Copa Holdings SA Class A	2,368	265,808
Delta Air Lines, Inc.	28,030	1,288,259
JetBlue Airways Corp. (a)	33,462	689,652
Southwest Airlines Co.	37,832	2,033,848
Spirit Airlines, Inc. (a)	21,812	1,157,563
United Continental Holdings, Inc. (a)	26,578	1,877,470

		10,003,694

AUTO COMPONENTS — 1.2%
BorgWarner, Inc.	5,128	214,299
Delphi Automotive PLC	3,026	243,563
Gentex Corp.	55,678	1,187,611
Goodyear Tire & Rubber Co.	16,603	597,708
Lear Corp.	11,905	1,685,510
Visteon Corp. (a)	13,863	1,357,881

		5,286,572

AUTOMOBILES — 0.7%
Ford Motor Co.	19,295	224,594
General Motors Co.	9,204	325,453
Harley-Davidson, Inc.	23,967	1,450,004
Thor Industries, Inc.	12,901	1,240,173

		3,240,224

BANKS — 1.9%
Associated Banc-Corp.	7,219	176,144
Bank of America Corp.	2,971	70,086

Bank of Hawaii Corp.	2,197	180,945
BankUnited, Inc.	1,923	71,747
BB&T Corp.	6,107	272,983
BOK Financial Corp.	1,298	101,594
CIT Group, Inc.	8,753	375,766
Citigroup, Inc.	1,767	105,702
Citizens Financial Group, Inc.	7,941	274,362
Comerica, Inc.	5,611	384,802
Commerce Bancshares, Inc.	3,354	188,361
Cullen/Frost Bankers, Inc.	2,652	235,948
East West Bancorp, Inc.	4,339	223,936
Fifth Third Bancorp	24,400	619,760
First Horizon National Corp.	7,066	130,721
First Republic Bank	2,270	212,949
Huntington Bancshares, Inc.	19,075	255,414
JPMorgan Chase & Co.	637	55,954
KeyCorp	18,134	322,423
M&T Bank Corp.	1,597	247,104
PacWest Bancorp	5,625	299,587
People’s United Financial, Inc.	8,177	148,821
PNC Financial Services Group, Inc.	2,621	315,149
Popular, Inc.	27,100	1,103,783
Regions Financial Corp.	36,619	532,074
Signature Bank (a)	612	90,815
SunTrust Banks, Inc.	9,642	533,203
SVB Financial Group (a)	1,034	192,417
Synovus Financial Corp.	5,641	231,394
TCF Financial Corp.	10,806	183,918
US Bancorp.	3,601	185,451
Western Alliance Bancorp (a)	2,743	134,654
Zions Bancorp	5,438	228,396

		8,686,363

BEVERAGES — 0.3%
Brown-Forman Corp. Class A	1,144	53,848
Brown-Forman Corp. Class B	3,414	157,658
Coca-Cola Co.	1,631	69,220
Constellation Brands, Inc. Class A	1,738	281,678
Dr. Pepper Snapple Group, Inc.	3,446	337,432
Molson Coors Brewing Co. Class B	1,794	171,704
Monster Beverage Corp. (a)	547	25,255
PepsiCo, Inc.	1,462	163,539

		1,260,334

BIOTECHNOLOGY — 0.3%
AbbVie, Inc.	1,988	129,538
Amgen, Inc.	856	140,444
Biogen, Inc. (a)	1,521	415,872
Bioverativ, Inc. (a)	760	41,390
Celgene Corp. (a)	559	69,556
Gilead Sciences, Inc.	1,847	125,448
OPKO Health, Inc. (a)	6,316	50,528
Regeneron Pharmaceuticals, Inc. (a)	81	31,388
Seattle Genetics, Inc. (a)	919	57,768
United Therapeutics Corp. (a)	2,436	329,786

		1,391,718

BUILDING PRODUCTS — 0.9%
Allegion PLC.	978	74,035
AO Smith Corp.	12,853	657,559
Armstrong World Industries, Inc. (a)	1,760	81,048

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Fortune Brands Home & Security, Inc.	4,721	$287,273
Lennox International, Inc.	4,225	706,843
Masco Corp.	23,021	782,484
Owens Corning	16,070	986,216
USG Corp. (a)	14,653	465,965

		4,041,423

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	3,104	508,870
Ameriprise Financial, Inc.	3,775	489,542
Artisan Partners Asset Management, Inc. Class A	3,605	99,498
Bank of New York Mellon Corp.	3,987	188,306
BlackRock, Inc.	342	131,160
CBOE Holdings, Inc.	5,989	485,528
Charles Schwab Corp.	1,920	78,355
CME Group, Inc.	1,966	233,561
Donnelley Financial Solutions, Inc. (a)	7,665	147,858
E*TRADE Financial Corp. (a)	4,402	153,586
Eaton Vance Corp.	31,118	1,399,065
FactSet Research Systems, Inc.	3,497	576,690
Federated Investors, Inc. Class B	15,309	403,239
Franklin Resources, Inc.	23,459	988,562
Goldman Sachs Group, Inc.	661	151,845
Interactive Brokers Group, Inc. Class A	1,215	42,185
Intercontinental Exchange, Inc.	2,636	157,817
Invesco, Ltd.	19,612	600,716
Lazard, Ltd. Class A	23,300	1,071,567
LPL Financial Holdings, Inc.	6,619	263,635
MarketAxess Holdings, Inc.	3,778	708,337
Moody’s Corp.	6,274	702,939
Morgan Stanley	3,426	146,770
Morningstar, Inc.	1,177	92,512
MSCI, Inc.	5,380	522,882
Nasdaq, Inc.	5,724	397,532
Northern Trust Corp.	3,103	268,658
Raymond James Financial, Inc.	2,280	173,873
S&P Global, Inc.	6,399	836,605
SEI Investments Co.	4,785	241,355
State Street Corp. (b)	1,368	108,907
T Rowe Price Group, Inc.	15,880	1,082,222
TD Ameritrade Holding Corp.	4,693	182,370
Voya Financial, Inc.	5,501	208,818

		13,845,365

CHEMICALS — 3.3%
AdvanSix, Inc. (a)	9,519	260,059
Air Products & Chemicals, Inc.	4,745	641,951
Albemarle Corp.	848	89,583
Ashland Global Holdings, Inc.	2,698	334,039
Axalta Coating Systems, Ltd. (a)	4,276	137,687
Cabot Corp.	15,234	912,669
Celanese Corp. Series A	8,285	744,407
CF Industries Holdings, Inc.	1,604	47,077
Dow Chemical Co.	15,942	1,012,955
E.I. du Pont de Nemours & Co.	2,720	218,498
Eastman Chemical Co.	14,997	1,211,758
Ecolab, Inc.	2,304	288,783
FMC Corp.	1,251	87,057
Huntsman Corp.	55,174	1,353,970

International Flavors & Fragrances, Inc.	2,793	370,156
LyondellBasell Industries NV Class A	9,054	825,634
Monsanto Co.	3,173	359,184
Mosaic Co.	39,222	1,144,498
NewMarket Corp.	745	337,656
PPG Industries, Inc.	6,987	734,194
Praxair, Inc.	6,315	748,959
RPM International, Inc.	19,923	1,096,363
Scotts Miracle-Gro Co.	4,041	377,389
Sherwin-Williams Co.	1,688	523,601
Valspar Corp.	4,156	461,067
Valvoline, Inc.	7,220	177,251
Westlake Chemical Corp.	5,061	334,279
WR Grace & Co.	943	65,736

		14,896,460

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	7,014	887,552
Clean Harbors, Inc. (a)	7,207	400,853
Copart, Inc. (a)	18,141	1,123,472
Covanta Holding Corp.	4,634	72,754
KAR Auction Services, Inc.	10,009	437,093
LSC Communications, Inc.	6,745	169,704
Pitney Bowes, Inc.	2,100	27,531
Republic Services, Inc.	7,279	457,194
Rollins, Inc.	8,734	324,293
RR Donnelley & Sons Co.	2,983	36,124
Waste Management, Inc.	6,492	473,397

		4,409,967

COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	3,150	416,651
ARRIS International PLC (a)	3,403	90,009
Brocade Communications Systems, Inc.	25,005	312,063
Cisco Systems, Inc.	6,880	232,544
EchoStar Corp. Class A (a)	7,182	409,015
F5 Networks, Inc. (a)	13,041	1,859,255
Harris Corp.	8,982	999,427
Juniper Networks, Inc.	10,447	290,740
Motorola Solutions, Inc.	14,698	1,267,262
Palo Alto Networks, Inc. (a)	602	67,833

		5,944,799

CONSTRUCTION & ENGINEERING — 1.4%
AECOM (a)	17,918	637,702
Fluor Corp.	21,045	1,107,388
Jacobs Engineering Group, Inc.	33,934	1,875,871
KBR, Inc.	16,551	248,762
Quanta Services, Inc. (a)	58,836	2,183,404
Valmont Industries, Inc.	3,048	473,964

		6,527,091

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	5,942	577,206
Martin Marietta Materials, Inc.	3,107	678,103
Vulcan Materials Co.	2,017	243,008

		1,498,317

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	10,700	217,531
American Express Co.	4,809	380,440

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Capital One Financial Corp.	5,680	$492,229
Credit Acceptance Corp. (a)	772	153,945
Discover Financial Services	15,900	1,087,401
Navient Corp.	35,853	529,190
Santander Consumer USA Holdings, Inc. (a)	3,793	50,523
SLM Corp. (a)	17,094	206,837
Synchrony Financial	25,015	858,014

		3,976,110

CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	3,050	234,820
Avery Dennison Corp.	14,380	1,159,028
Ball Corp.	1,189	88,295
Bemis Co., Inc.	12,872	628,926
Berry Plastics Group, Inc. (a)	9,748	473,460
Crown Holdings, Inc. (a)	5,887	311,717
Graphic Packaging Holding Co.	29,210	375,933
International Paper Co.	32,246	1,637,452
Owens-Illinois, Inc. (a)	8,135	165,791
Packaging Corp. of America	13,964	1,279,382
Sealed Air Corp.	12,367	538,954
Silgan Holdings, Inc.	2,090	124,062
Sonoco Products Co.	19,411	1,027,230
WestRock Co.	21,479	1,117,552

		9,162,602

DISTRIBUTORS — 0.7%
Genuine Parts Co.	20,486	1,893,111
LKQ Corp. (a)	24,858	727,594
Pool Corp.	6,110	729,106

		3,349,811

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	133	79,740
H&R Block, Inc.	4,793	111,437
Service Corp. International	10,214	315,409
ServiceMaster Global Holdings, Inc. (a)	3,188	133,099

		639,685

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	1,598	266,355
Leucadia National Corp.	4,896	127,296

		393,651

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	2,366	98,307
CenturyLink, Inc.	46,732	1,101,473
Frontier Communications Corp.	33,291	71,243
Level 3 Communications, Inc. (a)	19,631	1,123,286
Verizon Communications, Inc.	4,756	231,855
Zayo Group Holdings, Inc. (a)	7,477	245,993

		2,872,157

ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	19,227	761,582
American Electric Power Co., Inc.	14,326	961,704
Avangrid, Inc.	2,255	96,379
Duke Energy Corp.	6,805	558,078
Edison International	21,029	1,674,119
Entergy Corp.	13,090	994,316
Eversource Energy	9,122	536,191

Exelon Corp.	49,765	1,790,545
FirstEnergy Corp.	27,615	878,709
Great Plains Energy, Inc.	12,897	376,850
Hawaiian Electric Industries, Inc.	9,327	310,682
NextEra Energy, Inc.	4,213	540,823
OGE Energy Corp.	25,566	894,299
PG&E Corp.	11,277	748,342
Pinnacle West Capital Corp.	14,346	1,196,170
PPL Corp.	10,719	400,783
Southern Co.	9,751	485,405
Westar Energy, Inc.	13,649	740,731
Xcel Energy, Inc.	23,458	1,042,708

		14,988,416

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	1,159	236,436
AMETEK, Inc.	3,206	173,381
Eaton Corp. PLC	14,825	1,099,274
Emerson Electric Co.	6,033	361,135
Hubbell, Inc.	4,669	560,513
Regal Beloit Corp.	2,669	201,910
Rockwell Automation, Inc.	6,295	980,194

		3,612,843

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	9,989	710,917
Arrow Electronics, Inc. (a)	11,114	815,879
Avnet, Inc.	2,842	130,050
CDW Corp.	5,009	289,069
Cognex Corp.	9,272	778,384
Corning, Inc.	81,437	2,198,799
Dolby Laboratories, Inc. Class A	12,028	630,387
FLIR Systems, Inc.	18,598	674,735
IPG Photonics Corp. (a)	2,781	335,667
Jabil Circuit, Inc.	7,181	207,675
Keysight Technologies, Inc. (a)	18,687	675,348
National Instruments Corp.	7,201	234,465
Trimble, Inc. (a)	16,051	513,793
Zebra Technologies Corp. Class A (a)	1,838	167,717

		8,362,885

ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes, Inc.	3,097	185,262
Diamond Offshore Drilling, Inc. (a)	1,445	24,146
Dril-Quip, Inc. (a)	4,412	240,675
Halliburton Co.	3,732	183,652
Helmerich & Payne, Inc.	10,915	726,611
Nabors Industries, Ltd.	18,826	246,056
National Oilwell Varco, Inc.	8,782	352,070
Oceaneering International, Inc.	2,047	55,433
Patterson-UTI Energy, Inc.	52,164	1,266,020
Rowan Cos. PLC Class A (a)	10,890	169,666
RPC, Inc.	8,486	155,379
Schlumberger, Ltd.	1,708	133,395
Superior Energy Services, Inc. (a)	22,146	315,802
Transocean, Ltd. (a)	22,637	281,831

		4,335,998

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
Colony NorthStar, Inc. Class A REIT	36,666	$473,358
CoreCivic, Inc. REIT	7,930	249,161
Quality Care Properties, Inc. REIT (a)	12,748	240,427
Uniti Group, Inc. REIT (a)	6,271	162,105

		1,125,051

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc.	2,006	225,173
Costco Wholesale Corp.	2,945	493,847
CVS Health Corp.	686	53,851
Kroger Co.	3,822	112,711
Rite Aid Corp. (a)	6,966	29,606
Sprouts Farmers Market, Inc. (a)	10,351	239,315
Sysco Corp.	51,576	2,677,826
US Foods Holding Corp. (a)	4,073	113,963
Wal-Mart Stores, Inc.	2,154	155,260
Walgreens Boots Alliance, Inc.	4,306	357,613
Whole Foods Market, Inc.	32,307	960,164

		5,419,329

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	44,568	2,051,911
Blue Buffalo Pet Products, Inc. (a)	3,736	85,928
Bunge, Ltd.	5,820	461,293
Campbell Soup Co.	6,414	367,137
Conagra Brands, Inc.	8,970	361,850
Flowers Foods, Inc.	1,808	35,093
General Mills, Inc.	9,259	546,374
Hain Celestial Group, Inc. (a)	4,594	170,897
Hershey Co.	8,261	902,514
Hormel Foods Corp.	6,548	226,757
Ingredion, Inc.	10,685	1,286,795
J.M. Smucker Co.	5,757	754,628
Kellogg Co.	3,020	219,282
Lamb Weston Holdings, Inc.	33,205	1,396,602
McCormick & Co., Inc.	6,404	624,710
Mead Johnson Nutrition Co.	5,826	518,980
Mondelez International, Inc. Class A	8,228	354,462
Pilgrim’s Pride Corp.	10,503	236,370
Pinnacle Foods, Inc.	8,311	480,958
Post Holdings, Inc. (a)	4,720	413,094
TreeHouse Foods, Inc. (a)	1,623	137,403
Tyson Foods, Inc. Class A	35,745	2,205,824
WhiteWave Foods Co. (a)	5,080	285,242

		14,124,104

GAS UTILITIES — 0.5%
Atmos Energy Corp.	7,231	571,177
National Fuel Gas Co.	5,086	303,227
UGI Corp.	29,329	1,448,853

		2,323,257

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	9,196	408,394
Abiomed, Inc. (a)	2,748	344,050
Alere, Inc. (a)	4,343	172,547
Align Technology, Inc. (a)	7,731	886,823
Baxter International, Inc.	8,785	455,590
Becton Dickinson and Co.	2,793	512,348

Boston Scientific Corp. (a)	5,989	148,946
C.R. Bard, Inc.	2,589	643,470
Cooper Cos., Inc.	2,794	558,493
Danaher Corp.	2,849	243,675
DENTSPLY SIRONA, Inc.	3,992	249,261
Edwards Lifesciences Corp. (a)	7,026	660,936
Hill-Rom Holdings, Inc.	8,941	631,235
Hologic, Inc. (a)	7,254	308,658
IDEXX Laboratories, Inc. (a)	4,930	762,227
Intuitive Surgical, Inc. (a)	916	702,087
Medtronic PLC.	1,838	148,069
ResMed, Inc.	6,982	502,495
Stryker Corp.	4,029	530,418
Teleflex, Inc.	2,717	526,364
Varex Imaging Corp. (a)	3,070	103,152
Varian Medical Systems, Inc. (a)	7,678	699,696
West Pharmaceutical Services, Inc.	6,817	556,335

		10,755,269

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	9,963	1,270,781
AmerisourceBergen Corp.	942	83,367
Anthem, Inc.	5,960	985,665
Cardinal Health, Inc.	6,083	496,069
Centene Corp. (a)	11,104	791,271
Cigna Corp.	4,627	677,809
DaVita, Inc. (a)	4,081	277,386
Envision Healthcare Corp. (a)	1,341	82,230
Express Scripts Holding Co. (a)	5,626	370,810
HCA Holdings, Inc. (a)	14,121	1,256,628
Henry Schein, Inc. (a)	5,186	881,464
Humana, Inc.	6,270	1,292,498
Laboratory Corp. of America Holdings (a)	611	87,660
LifePoint Health, Inc. (a)	1,709	111,939
McKesson Corp.	880	130,469
MEDNAX, Inc. (a)	2,096	145,420
Patterson Cos., Inc.	8,516	385,179
Premier, Inc. Class A (a)	1,386	44,116
Quest Diagnostics, Inc.	11,463	1,125,552
UnitedHealth Group, Inc.	1,463	239,947
Universal Health Services, Inc. Class B	5,950	740,477
VCA, Inc. (a)	8,949	818,833
WellCare Health Plans, Inc. (a)	10,867	1,523,662

		13,819,232

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,763	162,602
Veeva Systems, Inc. Class A (a)	6,427	329,577

		492,179

HOTELS, RESTAURANTS & LEISURE — 3.2%
Aramark	12,440	458,663
Brinker International, Inc.	19,895	874,584
Carnival Corp.	9,935	585,271
Chipotle Mexican Grill, Inc. (a)	328	146,131
Choice Hotels International, Inc.	2,133	133,526
Darden Restaurants, Inc.	24,214	2,025,985
Domino’s Pizza, Inc.	5,075	935,323
Dunkin’ Brands Group, Inc.	5,022	274,603
Extended Stay America, Inc.	4,799	76,496
Hilton Grand Vacations, Inc. (a)	807	23,129

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Hilton Worldwide Holdings, Inc.	2,692	$157,374
Hyatt Hotels Corp. Class A (a)	2,999	161,886
International Game Technology PLC	4,806	113,902
Las Vegas Sands Corp.	5,508	314,342
Marriott International, Inc. Class A	7,184	676,589
McDonald’s Corp.	1,970	255,332
MGM Resorts International	5,492	150,481
Norwegian Cruise Line Holdings, Ltd. (a)	772	39,164
Panera Bread Co. Class A (a)	2,829	740,830
Royal Caribbean Cruises, Ltd.	1,712	167,964
Six Flags Entertainment Corp.	6,229	370,563
Starbucks Corp.	3,160	184,512
Vail Resorts, Inc.	4,821	925,150
Wendy’s Co.	27,633	376,085
Wyndham Worldwide Corp.	9,211	776,395
Wynn Resorts, Ltd.	1,358	155,640
Yum China Holdings, Inc. (a)	48,415	1,316,888
Yum! Brands, Inc.	30,995	1,980,580

		14,397,388

HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc.	12,697	422,937
Garmin, Ltd.	13,209	675,112
Leggett & Platt, Inc.	19,774	995,028
Lennar Corp. Class A	1,923	98,438
Mohawk Industries, Inc. (a)	1,388	318,532
Newell Brands, Inc.	2,884	136,038
NVR, Inc. (a)	247	520,399
PulteGroup, Inc.	7,661	180,417
Tempur Sealy International, Inc. (a)	1,206	56,031
Toll Brothers, Inc. (a)	2,364	85,364
Tupperware Brands Corp.	12,945	811,910
Whirlpool Corp.	10,736	1,839,399

		6,139,605

HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	14,321	714,188
Clorox Co.	2,018	272,087
Colgate-Palmolive Co.	4,232	309,740
Energizer Holdings, Inc.	4,592	256,004
Kimberly-Clark Corp.	1,478	194,549
Procter & Gamble Co.	1,168	104,945
Spectrum Brands Holdings, Inc.	2,877	399,932

		2,251,445

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp.	117,322	1,311,660
Calpine Corp. (a)	14,721	162,667
NRG Energy, Inc.	28,454	532,090

		2,006,417

INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	1,723	329,662
Carlisle Cos., Inc.	7,973	848,407
Honeywell International, Inc.	1,862	232,508
Roper Technologies, Inc.	735	151,770

		1,562,347

INSURANCE — 5.9%
Aflac, Inc.	14,047	1,017,284

Alleghany Corp. (a)	727	446,858
Allied World Assurance Co. Holdings AG	5,204	276,332
Allstate Corp.	12,778	1,041,279
American Financial Group, Inc.	3,495	333,493
American International Group, Inc.	1,472	91,897
American National Insurance Co.	773	91,237
AmTrust Financial Services, Inc.	4,549	83,975
Aon PLC	7,635	906,198
Arch Capital Group, Ltd. (a)	5,019	475,651
Arthur J Gallagher & Co.	16,709	944,727
Aspen Insurance Holdings, Ltd.	8,280	430,974
Assurant, Inc.	2,270	217,171
Assured Guaranty, Ltd.	52,704	1,955,845
Axis Capital Holdings, Ltd.	12,954	868,307
Brown & Brown, Inc.	14,685	612,658
Chubb, Ltd.	1,919	261,464
Cincinnati Financial Corp.	10,570	763,894
CNA Financial Corp.	1,039	45,893
Erie Indemnity Co. Class A	629	77,178
Everest Re Group, Ltd.	5,257	1,229,139
First American Financial Corp.	16,566	650,712
FNF Group	17,919	697,766
Hanover Insurance Group, Inc.	4,307	387,888
Hartford Financial Services Group, Inc.	9,418	452,723
Lincoln National Corp.	9,102	595,726
Loews Corp.	8,267	386,648
Markel Corp. (a)	241	235,182
Marsh & McLennan Cos., Inc.	19,225	1,420,535
Mercury General Corp.	2,193	133,751
MetLife, Inc.	5,324	281,214
Old Republic International Corp.	17,402	356,393
Principal Financial Group, Inc.	11,461	723,304
ProAssurance Corp.	2,204	132,791
Progressive Corp.	35,172	1,378,039
Prudential Financial, Inc.	5,598	597,195
Reinsurance Group of America, Inc.	6,881	873,749
RenaissanceRe Holdings, Ltd.	5,051	730,627
Torchmark Corp.	11,714	902,447
Travelers Cos., Inc.	5,193	625,964
Unum Group	20,635	967,575
Validus Holdings, Ltd.	10,099	569,483
White Mountains Insurance Group, Ltd.	315	277,162
WR Berkley Corp.	7,957	562,003
XL Group, Ltd.	10,420	415,341

		26,525,672

INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc. (a)	71	62,944
Expedia, Inc.	783	98,791
Groupon, Inc. (a)	147,361	579,129
Liberty Expedia Holdings, Inc. Class A (a)	9,498	431,969
Liberty Interactive Corp. QVC Group Class A (a)	2,610	52,252
Liberty Ventures Series A (a)	5,001	222,445
Priceline Group, Inc. (a)	198	352,434

		1,799,964

INTERNET SOFTWARE & SERVICES — 0.6%
Akamai Technologies, Inc. (a)	15,346	916,156
CommerceHub, Inc. Series A (a)	2,521	39,025

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CommerceHub, Inc. Series C (a)	2,792	$43,360
CoStar Group, Inc. (a)	157	32,534
eBay, Inc. (a)	35,737	1,199,691
Facebook, Inc. Class A (a)	297	42,189
IAC/InterActiveCorp (a)	1,677	123,628
Match Group, Inc. (a)	2,046	33,411
VeriSign, Inc. (a)	2,459	214,204
Yelp, Inc. (a)	4,127	135,159

		2,779,357

IT SERVICES — 2.6%
Accenture PLC Class A	3,590	430,369
Alliance Data Systems Corp.	474	118,026
Amdocs, Ltd.	14,734	898,627
Automatic Data Processing, Inc.	4,313	441,608
Booz Allen Hamilton Holding Corp.	7,303	258,453
Broadridge Financial Solutions, Inc.	9,022	613,045
Cognizant Technology Solutions Corp. Class A (a)	7,122	423,901
Computer Sciences Corp.	5,767	397,981
Conduent, Inc. (a)	8,078	135,549
CoreLogic, Inc. (a)	5,847	238,090
CSRA, Inc.	5,541	162,296
DST Systems, Inc.	2,574	315,315
Euronet Worldwide, Inc. (a)	2,371	202,768
Fidelity National Information Services, Inc.	943	75,082
Fiserv, Inc. (a)	3,859	444,981
FleetCor Technologies, Inc. (a)	1,510	228,659
Gartner, Inc. (a)	3,458	373,429
Genpact, Ltd.	7,586	187,829
Global Payments, Inc.	334	26,947
International Business Machines Corp.	1,608	280,017
Jack Henry & Associates, Inc.	5,415	504,137
Leidos Holdings, Inc.	12,595	644,108
MasterCard, Inc. Class A	1,594	179,277
Paychex, Inc.	6,942	408,884
PayPal Holdings, Inc. (a)	6,946	298,817
Sabre Corp.	5,353	113,430
Teradata Corp. (a)	8,055	250,672
Total System Services, Inc.	4,845	259,014
Vantiv, Inc. Class A (a)	6,209	398,121
Visa, Inc. Class A	1,214	107,888
Western Union Co.	93,752	1,907,853
WEX, Inc. (a)	2,828	292,698

		11,617,871

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	11,065	677,178
Hasbro, Inc.	10,031	1,001,295
Mattel, Inc.	26,584	680,816
Polaris Industries, Inc.	9,034	757,049
Vista Outdoor, Inc. (a)	3,142	64,694

		3,181,032

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	7,938	419,682
Bio-Rad Laboratories, Inc. Class A (a)	1,370	273,096
Bio-Techne Corp.	3,876	393,995
Bruker Corp.	7,947	185,403

Charles River Laboratories International, Inc. (a)	2,072	186,376
Illumina, Inc. (a)	416	70,986
Mettler-Toledo International, Inc. (a)	1,610	771,045
Patheon NV (a)	3,676	96,826
PerkinElmer, Inc.	2,582	149,911
QIAGEN NV	6,281	181,961
Quintiles IMS Holdings, Inc. (a)	1,309	105,414
Thermo Fisher Scientific, Inc.	1,615	248,064
VWR Corp. (a)	5,543	156,313
Waters Corp. (a)	2,594	405,468

		3,644,540

MACHINERY — 5.4%
AGCO Corp.	11,779	708,860
Allison Transmission Holdings, Inc.	13,136	473,684
Caterpillar, Inc.	5,441	504,707
Colfax Corp. (a)	9,523	373,873
Crane Co.	6,293	470,905
Cummins, Inc.	17,185	2,598,372
Deere & Co.	4,961	540,055
Donaldson Co., Inc.	16,033	729,822
Dover Corp.	7,917	636,131
Flowserve Corp.	6,996	338,746
Fortive Corp.	12,086	727,819
Graco, Inc.	7,473	703,508
IDEX Corp.	4,636	433,512
Illinois Tool Works, Inc.	4,686	620,754
Ingersoll-Rand PLC	8,134	661,457
ITT, Inc.	16,043	658,084
Lincoln Electric Holdings, Inc.	11,781	1,023,298
Middleby Corp. (a)	2,001	273,037
Nordson Corp.	5,095	625,870
Oshkosh Corp.	28,294	1,940,686
PACCAR, Inc.	18,353	1,233,322
Parker-Hannifin Corp.	8,145	1,305,806
Pentair PLC	3,104	194,869
Snap-on, Inc.	2,766	466,541
Stanley Black & Decker, Inc.	8,647	1,148,927
Terex Corp.	14,513	455,708
Timken Co.	14,665	662,858
Toro Co.	12,365	772,318
Trinity Industries, Inc.	19,848	526,964
WABCO Holdings, Inc. (a)	5,434	638,060
Wabtec Corp.	10,207	796,146
Welbilt, Inc. (a)	32,432	636,640
Xylem, Inc.	13,575	681,737

		24,563,076

MARINE — 0.2%
Kirby Corp. (a)	11,783	831,291

MEDIA — 2.3%
AMC Networks, Inc. Class A (a)	518	30,396
Cable One, Inc.	994	620,723
CBS Corp. Class B	16,029	1,111,772
Charter Communications, Inc. Class A (a)	237	77,575
Cinemark Holdings, Inc.	18,980	841,573
Clear Channel Outdoor Holdings, Inc. Class A	8,284	50,118
Comcast Corp. Class A	5,307	199,490

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Discovery Communications, Inc. Class A (a)	10,403	$302,623
Discovery Communications, Inc. Class C (a)	16,208	458,849
DISH Network Corp. Class A (a)	1,307	82,981
Interpublic Group of Cos., Inc.	25,195	619,041
John Wiley & Sons, Inc. Class A	11,465	616,817
Liberty Media Corp.-Liberty SiriusXM Class A (a)	3,837	149,336
Liberty Media Corp.-Liberty SiriusXM Class C (a)	12,404	481,027
Live Nation Entertainment, Inc. (a)	5,958	180,945
Madison Square Garden Co. Class A (a)	211	42,139
News Corp. Class A	31,080	404,040
News Corp. Class B	8,571	115,709
Omnicom Group, Inc.	15,824	1,364,187
Regal Entertainment Group Class A	19,190	433,310
Scripps Networks Interactive, Inc. Class A	5,808	455,173
Sirius XM Holdings, Inc.	49,973	257,361
TEGNA, Inc.	6,922	177,342
Thomson Reuters Corp.	6,445	278,617
Time Warner, Inc.	5,385	526,168
Twenty-First Century Fox, Inc. Class A	5,119	165,804
Twenty-First Century Fox, Inc. Class B	1,425	45,287
Viacom, Inc. Class B	7,962	371,189
Walt Disney Co.	1,152	130,625

		10,590,217

METALS & MINING — 1.9%
Alcoa Corp.	34,072	1,172,077
Compass Minerals International, Inc.	1,840	124,844
Freeport-McMoRan, Inc. (a)	17,487	233,626
Newmont Mining Corp.	41,985	1,383,826
Nucor Corp.	27,668	1,652,333
Reliance Steel & Aluminum Co.	28,303	2,264,806
Royal Gold, Inc.	1,359	95,198
Southern Copper Corp.	906	32,516
Steel Dynamics, Inc.	45,679	1,587,802
Tahoe Resources, Inc.	8,520	68,416
United States Steel Corp.	2,874	97,170

		8,712,614

MORTGAGE REAL ESTATE INVESTMENT — 0.1%
AGNC Investment Corp. REIT	15,775	313,765

MULTI-UTILITIES — 2.4%
Ameren Corp.	23,761	1,297,113
CenterPoint Energy, Inc.	37,757	1,040,961
CMS Energy Corp.	18,555	830,151
Consolidated Edison, Inc.	15,331	1,190,605
Dominion Resources, Inc.	4,421	342,937
DTE Energy Co.	8,179	835,158
MDU Resources Group, Inc.	7,954	217,701
NiSource, Inc.	60,438	1,437,820
Public Service Enterprise Group, Inc.	32,501	1,441,419
SCANA Corp.	10,747	702,316
Sempra Energy	6,224	687,752
Vectren Corp.	12,797	750,032
WEC Energy Group, Inc.	2,701	163,762

		10,937,727

MULTILINE RETAIL — 1.7%
Dillard’s, Inc. Class A	5,548	289,827
Dollar General Corp.	15,346	1,070,077
JC Penney Co., Inc. (a)	64,670	398,367
Kohl’s Corp.	41,270	1,642,959
Macy’s, Inc.	44,504	1,319,099
Nordstrom, Inc.	40,472	1,884,781
Target Corp.	20,153	1,112,244

		7,717,354

OIL, GAS & CONSUMABLE FUELS — 1.9%
Antero Resources Corp. (a)	14,134	322,397
Apache Corp.	3,924	201,654
Cabot Oil & Gas Corp.	13,180	315,134
Chesapeake Energy Corp. (a)	155,373	922,916
Chevron Corp.	663	71,186
Cimarex Energy Co.	319	38,117
Concho Resources, Inc. (a)	1,165	149,516
ConocoPhillips	1,560	77,797
CONSOL Energy, Inc.	7,803	130,934
Continental Resources, Inc. (a)	1,397	63,452
Devon Energy Corp.	20,653	861,643
Diamondback Energy, Inc. (a)	1,177	122,073
Energen Corp. (a)	1,838	100,061
EOG Resources, Inc.	582	56,774
EQT Corp.	6,960	425,256
Exxon Mobil Corp.	1,087	89,145
Hess Corp.	829	39,966
HollyFrontier Corp.	1,849	52,401
Kinder Morgan, Inc.	13,084	284,446
Kosmos Energy, Ltd. (a)	7,083	47,173
Laredo Petroleum, Inc. (a)	1,734	25,316
Marathon Oil Corp.	2,640	41,712
Marathon Petroleum Corp.	1,089	55,038
Murphy Oil Corp.	11,640	332,788
Newfield Exploration Co. (a)	5,181	191,231
Noble Energy, Inc.	502	17,239
ONEOK, Inc.	7,066	391,739
Parsley Energy, Inc. Class A (a)	1,319	42,881
Phillips 66	5,020	397,684
Pioneer Natural Resources Co.	1,260	234,650
QEP Resources, Inc. (a)	6,692	85,055
Range Resources Corp.	2,172	63,205
Rice Energy, Inc. (a)	3,442	81,575
SM Energy Co.	10,146	243,707
Southwestern Energy Co. (a)	72,062	588,746
Targa Resources Corp.	674	40,373
Tesoro Corp.	1,382	112,025
Valero Energy Corp.	8,950	593,295
Whiting Petroleum Corp. (a)	4,562	43,156
Williams Cos., Inc.	15,607	461,811
World Fuel Services Corp.	5,983	216,884
WPX Energy, Inc. (a)	2,176	29,137

		8,661,288

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	13,311	486,118

PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	2,189	160,104
Estee Lauder Cos., Inc. Class A	3,746	317,623

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Herbalife, Ltd. (a)	4,224	$245,583
Nu Skin Enterprises, Inc. Class A	22,702	1,260,869

		1,984,179

PHARMACEUTICALS — 0.2%
Bristol-Myers Squibb Co.	976	53,075
Eli Lilly & Co.	1,743	146,604
Johnson & Johnson	1,029	128,162
Mallinckrodt PLC (a)	2,072	92,349
Merck & Co., Inc.	2,691	170,986
Pfizer, Inc.	2,037	69,686
Zoetis, Inc.	2,991	159,629

		820,491

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	2,144	231,423
Equifax, Inc.	6,097	833,704
ManpowerGroup, Inc.	5,081	521,158
Nielsen Holdings PLC	4,953	204,609
Robert Half International, Inc.	13,293	649,097

		2,439,991

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc.	1,434	158,486
American Campus Communities, Inc.	2,539	120,831
American Tower Corp. REIT	1,751	212,817
Apartment Investment & Management Co. Class A REIT	1,557	69,053
Apple Hospitality REIT, Inc.	2,797	53,423
AvalonBay Communities, Inc. REIT	882	161,935
Boston Properties, Inc. REIT	982	130,027
Brandywine Realty Trust	1,892	30,707
Brixmor Property Group, Inc.	2,528	54,251
Camden Property Trust	3,599	289,576
Care Capital Properties, Inc.	3,159	84,882
Chimera Investment Corp.	21,163	427,069
Columbia Property Trust, Inc.	1,660	36,935
Corporate Office Properties Trust	17,658	584,480
Crown Castle International Corp. REIT	5,357	505,969
DCT Industrial Trust, Inc. REIT	3,546	170,634
Digital Realty Trust, Inc. REIT	2,981	317,149
Douglas Emmett, Inc.	3,058	117,427
Duke Realty Corp.	8,183	214,967
Empire State Realty Trust, Inc. Class A	2,694	55,604
EPR Properties	6,183	455,254
Equinix, Inc. REIT	378	151,340
Equity Commonwealth (a)	2,403	75,022
Equity LifeStyle Properties, Inc.	2,496	192,342
Equity Residential REIT	1,928	119,960
Essex Property Trust, Inc. REIT	249	57,651
Extra Space Storage, Inc. REIT	615	45,750
Federal Realty Investment Trust REIT	698	93,183
Forest City Realty Trust, Inc. Class A	7,755	168,904
Gaming and Leisure Properties, Inc.	9,435	315,318
GGP, Inc. REIT	8,154	189,010
Healthcare Trust of America, Inc. Class A	1,474	46,372
Highwoods Properties, Inc.	2,741	134,665
Hospitality Properties Trust	12,516	394,629
Host Hotels & Resorts, Inc. REIT	38,389	716,339
Iron Mountain, Inc. REIT	7,323	261,211
Kilroy Realty Corp. REIT	3,639	262,299

Kimco Realty Corp. REIT	17,584	388,431
Lamar Advertising Co. Class A	9,570	715,262
Liberty Property Trust REIT	11,875	457,781
Life Storage, Inc. REIT	423	34,737
Macerich Co. REIT	2,201	141,744
MFA Financial, Inc.	44,796	361,952
Mid-America Apartment Communities, Inc. REIT	2,478	252,112
National Retail Properties, Inc.	4,233	184,643
Omega Healthcare Investors, Inc.	3,368	111,110
Outfront Media, Inc.	1,179	31,302
Park Hotels & Resorts, Inc. REIT	1,745	44,794
Piedmont Office Realty Trust, Inc. Class A	5,151	110,128
Prologis, Inc. REIT	5,473	283,939
Public Storage REIT	491	107,485
Rayonier, Inc.	4,814	136,429
Realty Income Corp. REIT	2,999	178,530
Regency Centers Corp.	2,855	189,543
Retail Properties of America, Inc. Class A	8,637	124,546
SBA Communications Corp. REIT (a)	1,421	171,046
Senior Housing Properties Trust	16,068	325,377
Simon Property Group, Inc. REIT	964	165,837
SL Green Realty Corp. REIT	670	71,435
Spirit Realty Capital, Inc. REIT	7,434	75,306
Starwood Property Trust, Inc.	8,302	187,459
STORE Capital Corp.	3,584	85,586
Sun Communities, Inc. REIT	2,174	174,637
Tanger Factory Outlet Centers, Inc.	11,932	391,012
Taubman Centers, Inc.	1,555	102,661
Two Harbors Investment Corp.	15,271	146,449
UDR, Inc. REIT	1,125	40,792
Ventas, Inc. REIT	3,004	195,380
Vornado Realty Trust REIT	1,655	166,013
Weingarten Realty Investors REIT	4,812	160,673
Welltower, Inc. REIT	1,930	136,683
Weyerhaeuser Co. REIT	9,490	322,470
WP Carey, Inc.	1,927	119,898

		14,368,653

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	8,302	288,827
Howard Hughes Corp. (a)	234	27,436
Jones Lang LaSalle, Inc.	576	64,195

		380,458

ROAD & RAIL — 1.7%
AMERCO	261	99,491
Avis Budget Group, Inc. (a)	10,398	307,573
CSX Corp.	21,477	999,754
Genesee & Wyoming, Inc. Class A (a)	6,294	427,111
Hertz Global Holdings, Inc. (a)	12,500	219,250
JB Hunt Transport Services, Inc.	10,694	981,067
Kansas City Southern	6,728	576,993
Landstar System, Inc.	15,252	1,306,334
Norfolk Southern Corp.	5,206	582,916
Old Dominion Freight Line, Inc.	12,732	1,089,477
Ryder System, Inc.	9,491	716,001
Union Pacific Corp.	5,149	545,382

		7,851,349

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Analog Devices, Inc.	15,962	$1,308,086
Applied Materials, Inc.	54,852	2,133,743
Broadcom, Ltd.	1,596	349,460
Cree, Inc. (a)	5,856	156,531
Intel Corp.	6,600	238,062
KLA-Tencor Corp.	9,388	892,517
Lam Research Corp.	12,402	1,591,921
Marvell Technology Group, Ltd.	4,320	65,923
Maxim Integrated Products, Inc.	11,912	535,564
Microchip Technology, Inc.	11,066	816,449
Micron Technology, Inc. (a)	15,607	451,042
NVIDIA Corp.	5,217	568,288
ON Semiconductor Corp. (a)	41,545	643,532
Qorvo, Inc. (a)	9,657	662,084
QUALCOMM, Inc.	7,802	447,367
Skyworks Solutions, Inc.	12,048	1,180,463
Teradyne, Inc.	38,179	1,187,367
Texas Instruments, Inc.	10,222	823,484
Versum Materials, Inc. (a)	28,945	885,717
Xilinx, Inc.	7,766	449,574

		15,387,174

SOFTWARE — 3.2%
Activision Blizzard, Inc.	2,086	104,008
Adobe Systems, Inc. (a)	2,100	273,273
ANSYS, Inc. (a)	3,668	391,999
Autodesk, Inc. (a)	1,063	91,918
CA, Inc.	15,341	486,616
Cadence Design Systems, Inc. (a)	36,883	1,158,126
CDK Global, Inc.	8,863	576,184
Citrix Systems, Inc. (a)	9,186	766,021
Dell Technologies, Inc. Class V (a)	8,217	526,545
Electronic Arts, Inc. (a)	11,482	1,027,869
Fortinet, Inc. (a)	5,328	204,329
Guidewire Software, Inc. (a)	1,406	79,200
Intuit, Inc.	7,936	920,497
Manhattan Associates, Inc. (a)	751	39,090
Microsoft Corp.	1,113	73,302
Nuance Communications, Inc. (a)	4,182	72,390
Oracle Corp.	1,401	62,499
PTC, Inc. (a)	1,425	74,884
Red Hat, Inc. (a)	3,053	264,084
salesforce.com, Inc. (a)	1,271	104,845
ServiceNow, Inc. (a)	875	76,536
Splunk, Inc. (a)	1,284	79,980
Symantec Corp.	137,375	4,214,665
Synopsys, Inc. (a)	20,277	1,462,580
Ultimate Software Group, Inc. (a)	723	141,137
VMware, Inc. Class A (a)	9,903	912,462
Workday, Inc. Class A (a)	680	56,630
Zynga, Inc. Class A (a)	9,479	27,015

		14,268,684

SPECIALTY RETAIL — 5.1%
Advance Auto Parts, Inc.	3,876	574,656
AutoNation, Inc. (a)	630	26,643
AutoZone, Inc. (a)	760	549,518
Bed Bath & Beyond, Inc.	13,584	536,025

Best Buy Co., Inc.	106,294	5,224,350
Burlington Stores, Inc. (a)	14,258	1,387,161
Cabela’s, Inc. (a)	4,768	253,228
CarMax, Inc. (a)	4,010	237,472
CST Brands, Inc.	3,524	169,469
Dick’s Sporting Goods, Inc.	35,673	1,735,848
Foot Locker, Inc.	22,259	1,665,196
GameStop Corp. Class A	10,603	239,098
Gap, Inc.	42,437	1,030,795
Home Depot, Inc.	985	144,627
L Brands, Inc.	2,136	100,606
Lowe’s Cos., Inc.	5,642	463,829
Michaels Cos., Inc. (a)	15,026	336,432
Murphy USA, Inc. (a)	2,368	173,858
O’Reilly Automotive, Inc. (a)	2,227	600,934
Penske Automotive Group, Inc.	5,651	264,523
Ross Stores, Inc.	21,940	1,445,188
Sally Beauty Holdings, Inc. (a)	8,881	181,528
Signet Jewelers, Ltd.	1,222	84,648
Staples, Inc.	148,072	1,298,591
Tiffany & Co.	8,929	850,934
TJX Cos., Inc.	11,618	918,751
Tractor Supply Co.	3,370	232,429
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,261	930,135
Urban Outfitters, Inc. (a)	37,098	881,448
Williams-Sonoma, Inc.	10,677	572,501

		23,110,421

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Apple, Inc.	1,384	198,825
Hewlett Packard Enterprise Co.	64,530	1,529,361
HP, Inc.	303,425	5,425,239
NCR Corp. (a)	25,619	1,170,276
NetApp, Inc.	28,482	1,191,972
Western Digital Corp.	383	31,609
Xerox Corp.	40,397	296,514

		9,843,796

TEXTILES,APPAREL & LUXURY GOODS — 1.7%
Carter’s, Inc.	4,987	447,833
Coach, Inc.	37,429	1,546,941
Hanesbrands, Inc.	5,230	108,575
Kate Spade & Co. (a)	5,162	119,913
lululemon athletica, Inc. (a)	6,856	355,621
Michael Kors Holdings, Ltd. (a)	54,811	2,088,847
NIKE, Inc. Class B	1,771	98,698
PVH Corp.	16,422	1,699,184
Ralph Lauren Corp.	8,054	657,367
Skechers U.S.A., Inc. Class A (a)	3,300	90,585
Under Armour, Inc. Class C (a)	1,128	20,642
VF Corp.	5,303	291,506

		7,525,712

TOBACCO — 0.1%
Altria Group, Inc.	3,026	216,117
Philip Morris International, Inc.	1,963	221,623

		437,740

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	6,650	257,688

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Fastenal Co.	14,236	$733,154
HD Supply Holdings, Inc. (a)	24,113	991,647
Herc Holdings, Inc. (a)	1,487	72,699
MSC Industrial Direct Co., Inc. Class A	11,058	1,136,320
United Rentals, Inc. (a)	14,461	1,808,348
W.W. Grainger, Inc.	3,981	926,618
Watsco, Inc.	4,631	663,067
WESCO International, Inc. (a)	11,764	818,186

		7,407,727

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	1,311	105,640

WATER UTILITIES — 0.2%
American Water Works Co., Inc.	9,387	730,027
Aqua America, Inc.	5,841	187,788

		917,815

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Sprint Corp. (a)	19,082	165,632
T-Mobile US, Inc. (a)	5,978	386,119
Telephone & Data Systems, Inc.	18,587	492,741
United States Cellular Corp. (a)	1,441	53,793

		1,098,285

TOTAL COMMON STOCKS (Cost $396,443,363)		452,252,158

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $508,321)	508,321	508,321

TOTAL INVESTMENTS — 99.9% (Cost $396,951,684)		452,760,479
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		491,747

NET ASSETS — 100.0%		$453,252,226

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$11,264,553	$—	$—	$11,264,553
Air Freight & Logistics	3,535,496	—	—	3,535,496
Airlines	10,003,694	—	—	10,003,694
Auto Components	5,286,572	—	—	5,286,572
Automobiles	3,240,224	—	—	3,240,224
Banks	8,686,363	—	—	8,686,363
Beverages	1,260,334	—	—	1,260,334
Biotechnology	1,391,718	—	—	1,391,718
Building Products	4,041,423	—	—	4,041,423
Capital Markets	13,845,365	—	—	13,845,365
Chemicals	14,896,460	—	—	14,896,460
Commercial Services & Supplies	4,409,967	—	—	4,409,967
Communications Equipment	5,944,799	—	—	5,944,799
Construction & Engineering	6,527,091	—	—	6,527,091
Construction Materials	1,498,317	—	—	1,498,317
Consumer Finance	3,976,110	—	—	3,976,110
Containers & Packaging	9,162,602	—	—	9,162,602
Distributors	3,349,811	—	—	3,349,811
Diversified Consumer Services	639,685	—	—	639,685
Diversified Financial Services	393,651	—	—	393,651
Diversified Telecommunication Services	2,872,157	—	—	2,872,157
Electric Utilities	14,988,416	—	—	14,988,416
Electrical Equipment	3,612,843	—	—	3,612,843

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$8,362,885	$—	$—	$8,362,885
Energy Equipment & Services	4,335,998	—	—	4,335,998
Equity Real Estate Investment Trusts (REITs)	1,125,051	—	—	1,125,051
Food & Staples Retailing	5,419,329	—	—	5,419,329
Food Products	14,124,104	—	—	14,124,104
Gas Utilities	2,323,257	—	—	2,323,257
Health Care Equipment & Supplies	10,755,269	—	—	10,755,269
Health Care Providers & Services	13,819,232	—	—	13,819,232
Health Care Technology	492,179	—	—	492,179
Hotels, Restaurants & Leisure	14,397,388	—	—	14,397,388
Household Durables	6,139,605	—	—	6,139,605
Household Products	2,251,445	—	—	2,251,445
Independent Power Producers & Energy Traders	2,006,417	—	—	2,006,417
Industrial Conglomerates	1,562,347	—	—	1,562,347
Insurance	26,525,672	—	—	26,525,672
Internet & Catalog Retail	1,799,964	—	—	1,799,964
Internet Software & Services	2,779,357	—	—	2,779,357
IT Services	11,617,871	—	—	11,617,871
Leisure Equipment & Products	3,181,032	—	—	3,181,032
Life Sciences Tools & Services	3,644,540	—	—	3,644,540
Machinery	24,563,076	—	—	24,563,076
Marine	831,291	—	—	831,291
Media	10,590,217	—	—	10,590,217
Metals & Mining	8,712,614	—	—	8,712,614
Mortgage Real Estate Investment	313,765	—	—	313,765
Multi-Utilities	10,937,727	—	—	10,937,727
Multiline Retail	7,717,354	—	—	7,717,354
Oil, Gas & Consumable Fuels	8,661,288	—	—	8,661,288
Paper & Forest Products	486,118	—	—	486,118
Personal Products	1,984,179	—	—	1,984,179
Pharmaceuticals	820,491	—	—	820,491
Professional Services	2,439,991	—	—	2,439,991
Real Estate Investment Trusts (REITs)	14,368,653	—	—	14,368,653
Real Estate Management & Development	380,458	—	—	380,458
Road & Rail	7,851,349	—	—	7,851,349
Semiconductors & Semiconductor Equipment	15,387,174	—	—	15,387,174
Software	14,268,684	—	—	14,268,684
Specialty Retail	23,110,421	—	—	23,110,421
Technology Hardware, Storage & Peripherals	9,843,796	—	—	9,843,796
Textiles, Apparel & Luxury Goods	7,525,712	—	—	7,525,712
Tobacco	437,740	—	—	437,740
Trading Companies & Distributors	7,407,727	—	—	7,407,727
Transportation Infrastructure	105,640	—	—	105,640
Water Utilities	917,815	—	—	917,815
Wireless Telecommunication Services	1,098,285	—	—	1,098,285
Short-Term Investment	508,321	—	—	508,321

TOTAL INVESTMENTS	$452,760,479	$—	$—	$452,760,479

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	724	$39,038	937	293	1,368	$108,907	$1,259	$1,728
State Street Institutional Liquid Reserves Fund, Premier Class	212,146	212,146	6,529,491	6,741,637	—	—	569	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	12,191,455	11,683,134	508,321	508,321	1,166	—

TOTAL		$251,184				$617,228	$2,994	$1,728

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
B/E Aerospace, Inc.	6,651	$426,396
BWX Technologies, Inc.	18,147	863,797
General Dynamics Corp.	11,103	2,078,482
HEICO Corp.	1,132	98,710
HEICO Corp. Class A	2,334	175,050
Hexcel Corp.	11,661	636,107
Huntington Ingalls Industries, Inc.	9,957	1,993,790
L3 Technologies, Inc.	6,365	1,052,071
Rockwell Collins, Inc.	15,546	1,510,449
Spirit AeroSystems Holdings, Inc. Class A	14,327	829,820

		9,664,672

AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	29,575	2,285,852
Expeditors International of Washington, Inc.	40,850	2,307,616

		4,593,468

AIRLINES — 0.9%
Alaska Air Group, Inc.	20,104	1,853,991
Southwest Airlines Co.	36,538	1,964,283

		3,818,274

AUTO COMPONENTS — 1.1%
Delphi Automotive PLC	13,805	1,111,164
Gentex Corp.	17,453	372,273
Lear Corp.	17,253	2,442,680
Visteon Corp. (a)	9,142	895,459

		4,821,576

AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	19,677	1,190,458
Thor Industries, Inc.	4,853	466,519

		1,656,977

BANKS — 0.7%
Associated Banc-Corp.	8,378	204,423
Bank of Hawaii Corp.	3,182	262,070
BankUnited, Inc.	7,214	269,154
BOK Financial Corp.	1,628	127,424
CIT Group, Inc.	20,181	866,370
Commerce Bancshares, Inc.	5,581	313,429
Cullen/Frost Bankers, Inc.	3,503	311,662
People’s United Financial, Inc.	18,079	329,038
TCF Financial Corp.	9,654	164,311

		2,847,881

BEVERAGES — 0.6%
Brown-Forman Corp. Class A	2,764	130,101
Brown-Forman Corp. Class B	12,595	581,637
Dr. Pepper Snapple Group, Inc.	18,406	1,802,316

		2,514,054

BUILDING PRODUCTS — 0.4%
AO Smith Corp.	15,934	815,183
Lennox International, Inc.	3,906	653,474

		1,468,657

CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	6,201	1,016,592

Artisan Partners Asset Management, Inc. Class A	2,511	69,304
CBOE Holdings, Inc.	18,141	1,470,691
Eaton Vance Corp.	22,463	1,009,936
FactSet Research Systems, Inc.	7,031	1,159,482
Federated Investors, Inc. Class B	13,487	355,248
Franklin Resources, Inc.	43,698	1,841,434
Interactive Brokers Group, Inc. Class A	5,426	188,391
Invesco, Ltd.	21,264	651,316
Lazard, Ltd. Class A	14,893	684,929
LPL Financial Holdings, Inc.	8,308	330,908
Moody’s Corp.	10,302	1,154,236
Morningstar, Inc.	5,821	457,531
MSCI, Inc.	7,882	766,051
Nasdaq, Inc.	8,775	609,424
Raymond James Financial, Inc.	7,869	600,090
SEI Investments Co.	15,507	782,173
T Rowe Price Group, Inc.	32,703	2,228,709
Voya Financial, Inc.	10,671	405,071

		15,781,516

CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	4,091	506,507
Cabot Corp.	3,629	217,413
Eastman Chemical Co.	11,728	947,622
International Flavors & Fragrances, Inc.	7,580	1,004,577
Mosaic Co.	31,034	905,572
NewMarket Corp.	1,256	569,257
PPG Industries, Inc.	15,014	1,577,671
Praxair, Inc.	15,687	1,860,478
RPM International, Inc.	15,217	837,392
Scotts Miracle-Gro Co.	3,837	358,338
Sherwin-Williams Co.	4,716	1,462,856
Valspar Corp.	4,450	493,683

		10,741,366

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Cintas Corp.	12,976	1,641,983
Clean Harbors, Inc. (a)	4,021	223,648
Copart, Inc. (a)	14,404	892,040
Covanta Holding Corp.	9,233	144,958
KAR Auction Services, Inc.	14,743	643,827
Pitney Bowes, Inc.	13,384	175,464
Republic Services, Inc.	18,830	1,182,712
Rollins, Inc.	15,631	580,379

		5,485,011

COMMUNICATIONS EQUIPMENT — 0.9%
EchoStar Corp. Class A (a)	6,477	368,865
Motorola Solutions, Inc.	39,903	3,440,437

		3,809,302

CONSTRUCTION & ENGINEERING — 1.0%
Fluor Corp.	18,879	993,413
Jacobs Engineering Group, Inc.	27,825	1,538,166
KBR, Inc.	7,383	110,967
Quanta Services, Inc. (a)	32,384	1,201,770
Valmont Industries, Inc.	2,436	378,798

		4,223,114

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	55,255	$1,123,334
Discover Financial Services	21,673	1,482,216
Synchrony Financial	44,486	1,525,870

		4,131,420

CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	11,518	886,771
Avery Dennison Corp.	20,316	1,637,470
Bemis Co., Inc.	36,217	1,769,563
Berry Plastics Group, Inc. (a)	11,746	570,503
Crown Holdings, Inc. (a)	18,693	989,794
Graphic Packaging Holding Co.	45,529	585,958
International Paper Co.	30,724	1,560,165
Packaging Corp. of America	13,398	1,227,525
Sealed Air Corp.	13,278	578,655
Silgan Holdings, Inc.	12,982	770,611
Sonoco Products Co.	36,859	1,950,578

		12,527,593

DISTRIBUTORS — 1.2%
Genuine Parts Co.	40,308	3,724,863
LKQ Corp. (a)	18,408	538,802
Pool Corp.	8,497	1,013,947

		5,277,612

DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	240	143,892
H&R Block, Inc.	76,706	1,783,414
Service Corp. International	23,277	718,794

		2,646,100

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
CenturyLink, Inc.	85,804	2,022,400

ELECTRIC UTILITIES — 4.2%
Alliant Energy Corp.	26,512	1,050,140
American Electric Power Co., Inc.	21,790	1,462,763
Avangrid, Inc.	2,146	91,720
Edison International	25,192	2,005,535
Entergy Corp.	21,315	1,619,088
Eversource Energy	17,313	1,017,658
Exelon Corp.	40,343	1,451,541
FirstEnergy Corp.	45,498	1,447,746
Great Plains Energy, Inc.	31,357	916,252
Hawaiian Electric Industries, Inc.	15,518	516,905
OGE Energy Corp.	38,940	1,362,121
PG&E Corp.	17,126	1,136,481
Pinnacle West Capital Corp.	17,931	1,495,087
Westar Energy, Inc.	12,338	669,583
Xcel Energy, Inc.	33,977	1,510,278

		17,752,898

ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	20,548	1,111,236
Emerson Electric Co.	32,587	1,950,657
Hubbell, Inc.	6,557	787,168
Regal Beloit Corp.	1,989	150,468
Rockwell Automation, Inc.	10,500	1,634,955

		5,634,484

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Amphenol Corp. Class A	15,740	1,120,216
Arrow Electronics, Inc. (a)	8,970	658,488
Avnet, Inc.	38,976	1,783,542
Dolby Laboratories, Inc. Class A	5,449	285,582
FLIR Systems, Inc.	21,137	766,850
Jabil Circuit, Inc.	16,636	481,113
National Instruments Corp.	11,254	366,430

		5,462,221

ENERGY EQUIPMENT & SERVICES — 0.2%
Dril-Quip, Inc. (a)	3,086	168,341
Oceaneering International, Inc.	16,656	451,045

		619,386

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
CoreCivic, Inc. REIT	31,898	1,002,235

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	4,070	456,857
Sysco Corp.	29,409	1,526,915
US Foods Holding Corp. (a)	3,472	97,147
Whole Foods Market, Inc.	34,551	1,026,856

		3,107,775

FOOD PRODUCTS — 3.8%
Archer-Daniels-Midland Co.	40,900	1,883,036
Bunge, Ltd.	13,878	1,099,970
Campbell Soup Co.	15,899	910,059
Flowers Foods, Inc.	12,827	248,972
Hain Celestial Group, Inc. (a)	5,371	199,801
Hershey Co.	23,699	2,589,116
Hormel Foods Corp.	33,046	1,144,383
Ingredion, Inc.	10,076	1,213,453
McCormick & Co., Inc.	15,957	1,556,605
Mead Johnson Nutrition Co.	15,243	1,357,847
Pinnacle Foods, Inc.	17,629	1,020,190
TreeHouse Foods, Inc. (a)	6,015	509,230
Tyson Foods, Inc. Class A	37,142	2,292,033

		16,024,695

GAS UTILITIES — 0.5%
Atmos Energy Corp.	12,179	962,019
National Fuel Gas Co.	3,156	188,161
UGI Corp.	22,694	1,121,084

		2,271,264

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
C.R. Bard, Inc.	4,846	1,204,425
Cooper Cos., Inc.	2,640	527,709
DENTSPLY SIRONA, Inc.	12,419	775,442
IDEXX Laboratories, Inc. (a)	5,394	833,966
ResMed, Inc.	13,401	964,470
Teleflex, Inc.	5,010	970,587
Varex Imaging Corp. (a)	7,591	255,058
Varian Medical Systems, Inc. (a)	19,167	1,746,689
West Pharmaceutical Services, Inc.	10,370	846,296

		8,124,642

HEALTH CARE PROVIDERS & SERVICES — 5.9%
AmerisourceBergen Corp.	41,997	3,716,735

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Anthem, Inc.	15,503	$2,563,886
Cardinal Health, Inc.	39,843	3,249,197
Cigna Corp.	16,411	2,404,047
DaVita, Inc. (a)	17,052	1,159,024
Envision Healthcare Corp. (a)	5,826	357,250
Henry Schein, Inc. (a)	14,212	2,415,614
Humana, Inc.	8,777	1,809,291
LifePoint Health, Inc. (a)	9,864	646,092
McKesson Corp.	11,826	1,753,323
MEDNAX, Inc. (a)	13,019	903,258
Patterson Cos., Inc.	19,104	864,074
Quest Diagnostics, Inc.	18,997	1,865,315
Universal Health Services, Inc. Class B	5,156	641,664
VCA, Inc. (a)	7,792	712,968

		25,061,738

HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	40,240	1,483,649
Brinker International, Inc.	21,593	949,228
Carnival Corp.	23,555	1,387,625
Choice Hotels International, Inc.	6,577	411,720
Darden Restaurants, Inc.	30,945	2,589,168
Domino’s Pizza, Inc.	6,434	1,185,786
Dunkin’ Brands Group, Inc.	8,666	473,857
Extended Stay America, Inc.	3,801	60,588
Hyatt Hotels Corp. Class A (a)	3,522	190,118
Marriott International, Inc. Class A	18,848	1,775,105
Panera Bread Co. Class A (a)	3,151	825,152
Six Flags Entertainment Corp.	8,577	510,246
Vail Resorts, Inc.	2,669	512,181
Wendy’s Co.	38,062	518,024
Wyndham Worldwide Corp.	20,717	1,746,236

		14,618,683

HOUSEHOLD DURABLES — 1.1%
Garmin, Ltd.	18,534	947,273
Leggett & Platt, Inc.	26,222	1,319,491
NVR, Inc. (a)	713	1,502,205
Tupperware Brands Corp.	15,905	997,562

		4,766,531

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	37,139	1,852,122
Clorox Co.	16,313	2,199,482

		4,051,604

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	71,112	795,032
Calpine Corp. (a)	21,807	240,968

		1,036,000

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,849	941,622

INSURANCE — 10.1%
Alleghany Corp. (a)	1,646	1,011,730
Allied World Assurance Co. Holdings AG	10,466	555,745
Allstate Corp.	23,933	1,950,300
American Financial Group, Inc.	9,751	930,441
American National Insurance Co.	1,143	134,908
AmTrust Financial Services, Inc.	7,237	133,595

Arch Capital Group, Ltd. (a)	15,915	1,508,265
Arthur J Gallagher & Co.	27,751	1,569,042
Aspen Insurance Holdings, Ltd.	23,328	1,214,223
Assurant, Inc.	4,617	441,708
Axis Capital Holdings, Ltd.	31,888	2,137,453
Brown & Brown, Inc.	22,581	942,079
Cincinnati Financial Corp.	20,315	1,468,165
CNA Financial Corp.	2,511	110,911
Erie Indemnity Co. Class A	1,602	196,565
Everest Re Group, Ltd.	13,818	3,230,787
First American Financial Corp.	24,291	954,151
FNF Group	44,978	1,751,443
Hanover Insurance Group, Inc.	11,152	1,004,349
Loews Corp.	18,094	846,256
Markel Corp. (a)	819	799,229
Marsh & McLennan Cos., Inc.	32,825	2,425,439
Mercury General Corp.	3,518	214,563
Old Republic International Corp.	28,404	581,714
ProAssurance Corp.	5,973	359,873
Progressive Corp.	94,891	3,717,829
Reinsurance Group of America, Inc.	8,511	1,080,727
RenaissanceRe Holdings, Ltd.	12,324	1,782,667
Torchmark Corp.	23,750	1,829,700
Travelers Cos., Inc.	16,845	2,030,496
Unum Group	22,770	1,067,685
Validus Holdings, Ltd.	23,618	1,331,819
White Mountains Insurance Group, Ltd.	914	804,210
WR Berkley Corp.	19,955	1,409,422
XL Group, Ltd.	37,687	1,502,204

		43,029,693

INTERNET SOFTWARE & SERVICES — 0.8%
eBay, Inc. (a)	78,023	2,619,232
Match Group, Inc. (a)	2,330	38,049
VeriSign, Inc. (a)	7,666	667,785

		3,325,066

IT SERVICES — 4.2%
Alliance Data Systems Corp.	2,962	737,538
Amdocs, Ltd.	57,139	3,484,908
Booz Allen Hamilton Holding Corp.	6,674	236,193
Broadridge Financial Solutions, Inc.	20,743	1,409,487
Conduent, Inc. (a)	19,344	324,592
DST Systems, Inc.	12,581	1,541,173
Fiserv, Inc. (a)	10,323	1,190,345
Gartner, Inc. (a)	8,451	912,623
Genpact, Ltd.	22,196	549,573
Jack Henry & Associates, Inc.	15,495	1,442,585
Leidos Holdings, Inc.	15,037	768,992
Paychex, Inc.	24,657	1,452,297
Sabre Corp.	22,885	484,933
Total System Services, Inc.	16,340	873,536
Vantiv, Inc. Class A (a)	9,757	625,619
Western Union Co.	82,435	1,677,552
WEX, Inc. (a)	2,597	268,790

		17,980,736

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc.	10,026	1,000,795
Mattel, Inc.	27,669	708,603
Polaris Industries, Inc.	8,603	720,931

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Vista Outdoor, Inc. (a)	8,184	$168,509

		2,598,838

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	2,451	488,582
Bio-Techne Corp.	5,337	542,506
Charles River Laboratories International, Inc. (a)	4,356	391,822
Mettler-Toledo International, Inc. (a)	5,052	2,419,453
PerkinElmer, Inc.	7,768	451,010
QIAGEN NV	13,267	384,345
Quintiles IMS Holdings, Inc. (a)	5,949	479,073
VWR Corp. (a)	13,382	377,373
Waters Corp. (a)	6,387	998,352

		6,532,516

MACHINERY — 4.6%
AGCO Corp.	6,727	404,831
Allison Transmission Holdings, Inc.	15,980	576,239
Crane Co.	6,434	481,456
Cummins, Inc.	11,598	1,753,618
Donaldson Co., Inc.	24,539	1,117,015
Dover Corp.	11,165	897,108
Flowserve Corp.	6,171	298,800
Graco, Inc.	9,419	886,705
IDEX Corp.	9,514	889,654
ITT, Inc.	8,307	340,753
Lincoln Electric Holdings, Inc.	10,838	941,389
Nordson Corp.	2,982	366,309
PACCAR, Inc.	22,244	1,494,797
Parker-Hannifin Corp.	11,827	1,896,105
Snap-on, Inc.	7,965	1,343,456
Stanley Black & Decker, Inc.	12,123	1,610,783
Timken Co.	4,307	194,676
Toro Co.	20,624	1,288,175
WABCO Holdings, Inc. (a)	3,637	427,056
Wabtec Corp.	12,735	993,330
Welbilt, Inc. (a)	28,900	567,307
Xylem, Inc.	15,347	770,726

		19,540,288

MARINE — 0.2%
Kirby Corp. (a)	9,599	677,209

MEDIA — 2.6%
AMC Networks, Inc. Class A (a)	4,074	239,062
Cable One, Inc.	629	392,792
Cinemark Holdings, Inc.	24,737	1,096,839
Discovery Communications, Inc. Class A (a)	16,989	494,210
Discovery Communications, Inc. Class C (a)	24,987	707,382
Interpublic Group of Cos., Inc.	23,583	579,434
John Wiley & Sons, Inc. Class A	17,078	918,796
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,959	270,844
Liberty Media Corp.-Liberty SiriusXM Class C (a)	16,119	625,095
News Corp. Class A	94,018	1,222,234
News Corp. Class B	32,567	439,655
Omnicom Group, Inc.	32,564	2,807,342

Regal Entertainment Group Class A	25,964	586,267
Scripps Networks Interactive, Inc. Class A	5,996	469,907

		10,849,859

METALS & MINING — 0.6%
Compass Minerals International, Inc.	3,449	234,015
Nucor Corp.	24,455	1,460,452
Reliance Steel & Aluminum Co.	12,352	988,407

		2,682,874

MORTGAGE REAL ESTATE INVESTMENT — 0.1%
AGNC Investment Corp. REIT	24,020	477,758

MULTI-UTILITIES — 3.2%
Ameren Corp.	33,510	1,829,311
CenterPoint Energy, Inc.	31,708	874,190
CMS Energy Corp.	26,822	1,200,016
Consolidated Edison, Inc.	22,174	1,722,033
DTE Energy Co.	11,991	1,224,401
MDU Resources Group, Inc.	10,641	291,244
NiSource, Inc.	71,223	1,694,395
Public Service Enterprise Group, Inc.	43,523	1,930,245
SCANA Corp.	14,890	973,062
Sempra Energy	9,318	1,029,639
Vectren Corp.	16,556	970,347

		13,738,883

MULTILINE RETAIL — 2.1%
Dillard’s, Inc. Class A	4,746	247,931
Dollar General Corp.	21,619	1,507,493
Kohl’s Corp.	26,913	1,071,406
Macy’s, Inc.	35,022	1,038,052
Nordstrom, Inc.	47,383	2,206,626
Target Corp.	51,882	2,863,368

		8,934,876

OIL, GAS & CONSUMABLE FUELS — 0.0% (b)
World Fuel Services Corp.	4,019	145,689

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	10,101	368,889

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	15,109	1,281,092

PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	2,511	271,037
Equifax, Inc.	11,845	1,619,685
ManpowerGroup, Inc.	4,870	499,516
Robert Half International, Inc.	34,897	1,704,021

		4,094,259

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.4%
Apple Hospitality REIT, Inc.	23,141	441,993
Brixmor Property Group, Inc.	10,139	217,583
Camden Property Trust	7,505	603,852
Care Capital Properties, Inc.	12,009	322,682
Chimera Investment Corp.	24,825	500,968
Columbia Property Trust, Inc.	7,566	168,344
Corporate Office Properties Trust	17,208	569,585
DCT Industrial Trust, Inc. REIT	5,294	254,747
Empire State Realty Trust, Inc. Class A	10,684	220,518
EPR Properties	8,736	643,232
Equity LifeStyle Properties, Inc.	7,650	589,509

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Federal Realty Investment Trust REIT	3,773	$503,695
Gaming and Leisure Properties, Inc.	12,525	418,586
Highwoods Properties, Inc.	5,735	281,761
Hospitality Properties Trust	21,222	669,130
Host Hotels & Resorts, Inc. REIT	46,520	868,063
Kilroy Realty Corp. REIT	7,277	524,526
Kimco Realty Corp. REIT	51,360	1,134,542
Lamar Advertising Co. Class A	5,938	443,806
Liberty Property Trust REIT	14,851	572,506
Life Storage, Inc. REIT	4,390	360,507
Macerich Co. REIT	8,105	521,962
MFA Financial, Inc.	91,784	741,615
Mid-America Apartment Communities, Inc. REIT	12,986	1,321,196
National Retail Properties, Inc.	10,963	478,206
Omega Healthcare Investors, Inc.	13,803	455,361
Outfront Media, Inc.	15,910	422,411
Piedmont Office Realty Trust, Inc. Class A	17,850	381,633
Retail Properties of America, Inc. Class A	24,282	350,146
Senior Housing Properties Trust	18,881	382,340
Starwood Property Trust, Inc.	21,076	475,896
STORE Capital Corp.	8,618	205,798
Sun Communities, Inc. REIT	5,315	426,954
Tanger Factory Outlet Centers, Inc.	36,211	1,186,634
Taubman Centers, Inc.	6,763	446,493
Two Harbors Investment Corp.	35,424	339,716
Weingarten Realty Investors REIT	12,588	420,313

		18,866,809

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	7,561	842,673
Realogy Holdings Corp.	11,074	329,895

		1,172,568

ROAD & RAIL — 1.2%
AMERCO	578	220,328
Genesee & Wyoming, Inc. Class A (a)	3,563	241,785
JB Hunt Transport Services, Inc.	19,901	1,825,718
Landstar System, Inc.	16,250	1,391,813
Old Dominion Freight Line, Inc.	14,206	1,215,607
Ryder System, Inc.	4,277	322,657

		5,217,908

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Analog Devices, Inc.	37,857	3,102,381
KLA-Tencor Corp.	11,810	1,122,777
Marvell Technology Group, Ltd.	31,482	480,415
Maxim Integrated Products, Inc.	24,542	1,103,408
Microchip Technology, Inc.	17,105	1,262,007
Teradyne, Inc.	35,245	1,096,120

		8,167,108

SOFTWARE — 2.9%
ANSYS, Inc. (a)	13,380	1,429,921
CA, Inc.	37,567	1,191,625
Cadence Design Systems, Inc. (a)	47,585	1,494,169
Symantec Corp.	185,817	5,700,865
Synopsys, Inc. (a)	34,523	2,490,144

		12,306,724

SPECIALTY RETAIL — 4.9%
Advance Auto Parts, Inc.	5,992	888,374
AutoNation, Inc. (a)	5,899	249,469
AutoZone, Inc. (a)	2,800	2,024,540
Bed Bath & Beyond, Inc.	57,054	2,251,351
CST Brands, Inc.	4,206	202,267
Dick’s Sporting Goods, Inc.	24,084	1,171,927
Foot Locker, Inc.	38,308	2,865,821
GameStop Corp. Class A	5,981	134,872
Gap, Inc.	35,768	868,805
L Brands, Inc.	19,339	910,867
Michaels Cos., Inc. (a)	5,452	122,070
Murphy USA, Inc. (a)	4,137	303,739
O’Reilly Automotive, Inc. (a)	5,117	1,380,771
Penske Automotive Group, Inc.	2,537	118,757
Ross Stores, Inc.	41,586	2,739,270
Sally Beauty Holdings, Inc. (a)	26,217	535,875
Signet Jewelers, Ltd.	4,626	320,443
Staples, Inc.	58,418	512,326
Tiffany & Co.	14,642	1,395,383
Tractor Supply Co.	8,424	581,003
Urban Outfitters, Inc. (a)	6,598	156,768
Williams-Sonoma, Inc.	20,121	1,078,888

		20,813,586

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
NetApp, Inc.	46,849	1,960,631
Xerox Corp.	96,721	709,932

		2,670,563

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	9,934	892,073
PVH Corp.	4,058	419,881
Ralph Lauren Corp.	11,387	929,407
Under Armour, Inc. Class C (a)	12,822	234,643
VF Corp.	21,821	1,199,500

		3,675,504

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	7,905	306,319
Fastenal Co.	19,972	1,028,558
HD Supply Holdings, Inc. (a)	14,484	595,654
MSC Industrial Direct Co., Inc. Class A	8,994	924,223
W.W. Grainger, Inc.	6,659	1,549,949
Watsco, Inc.	7,532	1,078,432

		5,483,135

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	11,805	918,075
Aqua America, Inc.	15,508	498,582

		1,416,657

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	13,407	355,420
United States Cellular Corp. (a)	5,147	192,137

		547,557

TOTAL COMMON STOCKS (Cost $368,847,047)		425,103,415

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $548,881)	548,881	$548,881

TOTAL INVESTMENTS — 100.0% (Cost $369,395,928)		425,652,296
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		103,414

NET ASSETS — 100.0%		$425,755,710

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$9,664,672	$—	$—	$9,664,672
Air Freight & Logistics	4,593,468	—	—	4,593,468
Airlines	3,818,274	—	—	3,818,274
Auto Components	4,821,576	—	—	4,821,576
Automobiles	1,656,977	—	—	1,656,977
Banks	2,847,881	—	—	2,847,881
Beverages	2,514,054	—	—	2,514,054
Building Products	1,468,657	—	—	1,468,657
Capital Markets	15,781,516	—	—	15,781,516
Chemicals	10,741,366	—	—	10,741,366
Commercial Services & Supplies	5,485,011	—	—	5,485,011
Communications Equipment	3,809,302	—	—	3,809,302
Construction & Engineering	4,223,114	—	—	4,223,114
Consumer Finance	4,131,420	—	—	4,131,420
Containers & Packaging	12,527,593	—	—	12,527,593
Distributors	5,277,612	—	—	5,277,612
Diversified Consumer Services	2,646,100	—	—	2,646,100
Diversified Telecommunication Services	2,022,400	—	—	2,022,400
Electric Utilities	17,752,898	—	—	17,752,898
Electrical Equipment	5,634,484	—	—	5,634,484
Electronic Equipment, Instruments & Components	5,462,221	—	—	5,462,221
Energy Equipment & Services	619,386	—	—	619,386
Equity Real Estate Investment Trusts (REITs)	1,002,235	—	—	1,002,235
Food & Staples Retailing	3,107,775	—	—	3,107,775
Food Products	16,024,695	—	—	16,024,695
Gas Utilities	2,271,264	—	—	2,271,264
Health Care Equipment & Supplies	8,124,642	—	—	8,124,642
Health Care Providers & Services	25,061,738	—	—	25,061,738
Hotels, Restaurants & Leisure	14,618,683	—	—	14,618,683
Household Durables	4,766,531	—	—	4,766,531
Household Products	4,051,604	—	—	4,051,604
Independent Power Producers & Energy Traders	1,036,000	—	—	1,036,000
Industrial Conglomerates	941,622	—	—	941,622
Insurance	43,029,693	—	—	43,029,693
Internet Software & Services	3,325,066	—	—	3,325,066
IT Services	17,980,736	—	—	17,980,736
Leisure Equipment & Products	2,598,838	—	—	2,598,838
Life Sciences Tools & Services	6,532,516	—	—	6,532,516

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Machinery	$19,540,288	$—	$—	$19,540,288
Marine	677,209	—	—	677,209
Media	10,849,859	—	—	10,849,859
Metals & Mining	2,682,874	—	—	2,682,874
Mortgage Real Estate Investment	477,758	—	—	477,758
Multi-Utilities	13,738,883	—	—	13,738,883
Multiline Retail	8,934,876	—	—	8,934,876
Oil, Gas & Consumable Fuels	145,689	—	—	145,689
Paper & Forest Products	368,889	—	—	368,889
Personal Products	1,281,092	—	—	1,281,092
Professional Services	4,094,259	—	—	4,094,259
Real Estate Investment Trusts (REITs)	18,866,809	—	—	18,866,809
Real Estate Management & Development	1,172,568	—	—	1,172,568
Road & Rail	5,217,908	—	—	5,217,908
Semiconductors & Semiconductor Equipment	8,167,108	—	—	8,167,108
Software	12,306,724	—	—	12,306,724
Specialty Retail	20,813,586	—	—	20,813,586
Technology Hardware, Storage & Peripherals	2,670,563	—	—	2,670,563
Textiles, Apparel & Luxury Goods	3,675,504	—	—	3,675,504
Trading Companies & Distributors	5,483,135	—	—	5,483,135
Water Utilities	1,416,657	—	—	1,416,657
Wireless Telecommunication Services	547,557	—	—	547,557
Short-Term Investment	548,881	—	—	548,881

TOTAL INVESTMENTS	$425,652,296	$—	$—	$425,652,296

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	452,777	$452,777	5,709,501	6,162,278	—	$—	$560
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	17,257,543	16,708,662	548,881	548,881	1,641

TOTAL		$452,777				$548,881	$2,201

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.	508	$89,845
United Technologies Corp.	726	81,464

		171,309

AIR FREIGHT & LOGISTICS — 2.1%
Expeditors International of Washington, Inc.	1,503	84,905
FedEx Corp.	429	83,719

		168,624

AIRLINES — 3.7%
American Airlines Group, Inc.	1,652	69,880
Delta Air Lines, Inc.	1,581	72,663
Southwest Airlines Co.	1,577	84,779
United Continental Holdings, Inc. (a)	1,087	76,786

		304,108

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	1,998	83,496

AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	1,370	82,885

BANKS — 1.0%
Regions Financial Corp.	5,575	81,005

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	1,821	84,094
Monster Beverage Corp. (a)	1,843	85,091

		169,185

BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	1,304	84,969
Gilead Sciences, Inc.	1,083	73,557

		158,526

BUILDING PRODUCTS — 1.1%
Fortune Brands Home & Security, Inc.	1,483	90,241

CAPITAL MARKETS — 7.0%
Ameriprise Financial, Inc.	694	89,998
E*TRADE Financial Corp. (a)	2,191	76,444
Franklin Resources, Inc.	1,987	83,732
Goldman Sachs Group, Inc.	326	74,889
Morgan Stanley	1,844	78,997
S&P Global, Inc.	714	93,348
State Street Corp. (b)	968	77,063

		574,471

CHEMICALS — 2.0%
LyondellBasell Industries NV Class A	898	81,889
Monsanto Co.	744	84,221

		166,110

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	703	88,958

COMMUNICATIONS EQUIPMENT — 2.0%
F5 Networks, Inc. (a)	556	79,269
Motorola Solutions, Inc.	967	83,375

		162,644

CONSUMER FINANCE — 3.8%
American Express Co.	1,046	82,749
Capital One Financial Corp.	915	79,294

Discover Financial Services	1,128	77,144
Navient Corp.	4,800	70,848

		310,035

CONTAINERS & PACKAGING — 1.1%
Avery Dennison Corp.	1,115	89,869

DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	3,345	77,771

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Corning, Inc.	3,279	88,533
TE Connectivity, Ltd.	1,163	86,702

		175,235

FOOD & STAPLES RETAILING — 1.9%
Sysco Corp.	1,447	75,128
Whole Foods Market, Inc.	2,636	78,342

		153,470

FOOD PRODUCTS — 2.2%
Mead Johnson Nutrition Co.	1,130	100,660
Tyson Foods, Inc. Class A	1,304	80,470

		181,130

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
DENTSPLY SIRONA, Inc.	1,411	88,103
Varian Medical Systems, Inc. (a)	1,011	92,132

		180,235

HEALTH CARE PROVIDERS & SERVICES — 4.1%
AmerisourceBergen Corp.	959	84,871
Express Scripts Holding Co. (a)	1,120	73,819
HCA Holdings, Inc. (a)	1,010	89,880
Quest Diagnostics, Inc.	856	84,051

		332,621

HOTELS, RESTAURANTS & LEISURE — 4.1%
Carnival Corp.	1,486	87,540
McDonald’s Corp.	651	84,376
Wyndham Worldwide Corp.	1,048	88,336
Yum! Brands, Inc.	1,229	78,533

		338,785

HOUSEHOLD DURABLES — 1.2%
PulteGroup, Inc.	4,204	99,004

INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	2,531	75,424

INSURANCE — 11.1%
Aflac, Inc.	1,156	83,717
Allstate Corp.	1,084	88,335
American International Group, Inc.	1,199	74,854
Aon PLC	714	84,745
Assurant, Inc.	848	81,128
Hartford Financial Services Group, Inc.	1,668	80,181
Lincoln National Corp.	1,209	79,129
Loews Corp.	1,743	81,520
Travelers Cos., Inc.	689	83,052
Unum Group	1,804	84,589
XL Group, Ltd.	2,159	86,058

		907,308

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 2.1%
eBay, Inc. (a)	2,650	$88,961
VeriSign, Inc. (a)	993	86,500

		175,461

IT SERVICES — 3.0%
Fiserv, Inc. (a)	735	84,753
Visa, Inc. Class A	982	87,270
Western Union Co.	3,591	73,077

		245,100

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Mettler-Toledo International, Inc. (a)	189	90,514

MACHINERY — 1.1%
Cummins, Inc.	577	87,242

MEDIA — 3.2%
CBS Corp. Class B	1,278	88,642
Discovery Communications, Inc. Class A (a)	1,206	35,083
Discovery Communications, Inc. Class C (a)	1,750	49,542
Twenty-First Century Fox, Inc. Class A	1,839	59,565
Twenty-First Century Fox, Inc. Class B	846	26,886

		259,718

MULTILINE RETAIL — 2.7%
Kohl’s Corp.	1,947	77,510
Nordstrom, Inc.	1,787	83,221
Target Corp.	1,115	61,537

		222,268

OIL, GAS & CONSUMABLE FUELS — 1.0%
Valero Energy Corp.	1,201	79,614

PERSONAL PRODUCTS — 1.0%
Coty, Inc. Class A	4,340	78,684

PHARMACEUTICALS — 0.8%
Mallinckrodt PLC (a)	1,558	69,440

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Macerich Co. REIT	1,155	74,382
Weyerhaeuser Co. REIT	2,631	89,401

		163,783

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Applied Materials, Inc.	2,399	93,321
NVIDIA Corp.	778	84,748
Qorvo, Inc. (a)	1,406	96,395

		274,464

SOFTWARE — 3.2%
CA, Inc.	2,434	77,206
Oracle Corp.	2,052	91,540
Symantec Corp.	3,110	95,415

		264,161

SPECIALTY RETAIL — 6.5%
AutoNation, Inc. (a)	1,539	65,084
AutoZone, Inc. (a)	101	73,028
Bed Bath & Beyond, Inc.	1,968	77,657
Best Buy Co., Inc.	1,819	89,404
CarMax, Inc. (a)	1,204	71,301
Lowe’s Cos., Inc.	1,116	91,747

Signet Jewelers, Ltd.	942	65,252

		533,473

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Hewlett Packard Enterprise Co.	3,492	82,761
NetApp, Inc.	2,226	93,158

		175,919

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Michael Kors Holdings, Ltd. (a)	1,863	70,999

TRADING COMPANIES & DISTRIBUTORS — 2.1%
United Rentals, Inc. (a)	748	93,537
W.W. Grainger, Inc.	338	78,673

		172,210

TOTAL COMMON STOCKS (Cost $7,535,791)		8,185,499

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $14,676)	14,676	14,676

TOTAL INVESTMENTS — 100.0% (Cost $7,550,467)		8,200,175
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		4,099

NET ASSETS — 100.0%		$8,204,274

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Amount is less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$171,309	$—	$—	$171,309
Air Freight & Logistics	168,624	—	—	168,624
Airlines	304,108	—	—	304,108
Auto Components	83,496	—	—	83,496
Automobiles	82,885	—	—	82,885
Banks	81,005	—	—	81,005
Beverages	169,185	—	—	169,185
Biotechnology	158,526	—	—	158,526
Building Products	90,241	—	—	90,241
Capital Markets	574,471	—	—	574,471
Chemicals	166,110	—	—	166,110
Commercial Services & Supplies	88,958	—	—	88,958
Communications Equipment	162,644	—	—	162,644
Consumer Finance	310,035	—	—	310,035
Containers & Packaging	89,869	—	—	89,869
Diversified Consumer Services	77,771	—	—	77,771
Electronic Equipment, Instruments & Components	175,235	—	—	175,235
Food & Staples Retailing	153,470	—	—	153,470
Food Products	181,130	—	—	181,130
Health Care Equipment & Supplies	180,235	—	—	180,235
Health Care Providers & Services	332,621	—	—	332,621
Hotels, Restaurants & Leisure	338,785	—	—	338,785
Household Durables	99,004	—	—	99,004
Industrial Conglomerates	75,424	—	—	75,424
Insurance	907,308	—	—	907,308
Internet Software & Services	175,461	—	—	175,461
IT Services	245,100	—	—	245,100
Life Sciences Tools & Services	90,514	—	—	90,514
Machinery	87,242	—	—	87,242
Media	259,718	—	—	259,718
Multiline Retail	222,268	—	—	222,268
Oil, Gas & Consumable Fuels	79,614	—	—	79,614
Personal Products	78,684	—	—	78,684
Pharmaceuticals	69,440	—	—	69,440
Real Estate Investment Trusts (REITs)	163,783	—	—	163,783
Semiconductors & Semiconductor Equipment	274,464	—	—	274,464
Software	264,161	—	—	264,161
Specialty Retail	533,473	—	—	533,473
Technology Hardware, Storage & Peripherals	175,919	—	—	175,919
Textiles, Apparel & Luxury Goods	70,999	—	—	70,999
Trading Companies & Distributors	172,210	—	—	172,210
Short-Term Investment	14,676	—	—	14,676

TOTAL INVESTMENTS	$8,200,175	$—	$—	$8,200,175

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,692	$91,233	968	1,692	968	$77,063	$368	$(4,616)
State Street Institutional Liquid Reserves Fund, Premier Class	20,998	20,998	45,314	66,312	—	—	24	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	160,594	145,918	14,676	14,676	37	—

TOTAL		$112,231				$91,739	$429	$(4,616)

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.	26,387	$4,666,805
General Dynamics Corp.	19,667	3,681,662
L3 Technologies, Inc.	2,426	400,994
Lockheed Martin Corp.	17,104	4,577,030
Northrop Grumman Corp.	12,109	2,880,005
Raytheon Co.	13,453	2,051,582
Rockwell Collins, Inc.	5,617	545,748
TransDigm Group, Inc.	3,450	759,552

		19,563,378

AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	4,977	384,672
Expeditors International of Washington, Inc.	8,442	476,889
FedEx Corp.	16,782	3,275,007
United Parcel Service, Inc. Class B	47,280	5,073,144

		9,209,712

AIRLINES — 0.5%
Alaska Air Group, Inc.	5,367	494,945
Southwest Airlines Co.	42,120	2,264,371
United Continental Holdings, Inc. (a)	19,743	1,394,645

		4,153,961

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	12,037	728,239

BANKS — 0.6%
Citizens Financial Group, Inc.	13,269	458,444
Comerica, Inc.	6,443	441,861
KeyCorp	36,114	642,107
US Bancorp	61,435	3,163,902

		4,706,314

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	7,447	343,903
Coca-Cola Co.	135,841	5,765,092
Constellation Brands, Inc. Class A	11,800	1,912,426
Dr. Pepper Snapple Group, Inc.	7,555	739,786
Monster Beverage Corp. (a)	16,585	765,729
PepsiCo, Inc.	55,169	6,171,204

		15,698,140

BIOTECHNOLOGY — 4.6%
AbbVie, Inc.	109,353	7,125,441
Alexion Pharmaceuticals, Inc. (a)	15,328	1,858,367
Amgen, Inc.	27,818	4,564,099
Biogen, Inc. (a)	14,960	4,090,363
Celgene Corp. (a)	53,190	6,618,432
Gilead Sciences, Inc.	89,742	6,095,277
Incyte Corp. (a)	12,000	1,604,040
Regeneron Pharmaceuticals, Inc. (a)	5,225	2,024,740
Vertex Pharmaceuticals, Inc. (a)	9,611	1,050,963

		35,031,722

BUILDING PRODUCTS — 0.2%
Allegion PLC.	4,132	312,792
Fortune Brands Home & Security, Inc.	7,519	457,531
Masco Corp.	13,915	472,971

		1,243,294

CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc.	5,211	675,762
BlackRock, Inc.	4,095	1,570,473
CBOE Holdings, Inc.	4,100	332,387
Charles Schwab Corp.	82,860	3,381,517
CME Group, Inc.	14,629	1,737,925
E*TRADE Financial Corp. (a)	18,738	653,769
Intercontinental Exchange, Inc.	40,777	2,441,319
Moody’s Corp.	11,343	1,270,870
Nasdaq, Inc.	3,601	250,089
Northern Trust Corp.	9,291	804,415
Raymond James Financial, Inc.	4,800	366,048
S&P Global, Inc.	17,793	2,326,257
T Rowe Price Group, Inc.	10,780	734,657

		16,545,488

CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	8,485	1,147,936
Albemarle Corp.	7,706	814,062
E.I. du Pont de Nemours & Co.	29,749	2,389,737
Ecolab, Inc.	9,859	1,235,727
FMC Corp.	6,022	419,071
International Flavors & Fragrances, Inc.	3,129	414,686
Monsanto Co.	20,133	2,279,056
PPG Industries, Inc.	9,588	1,007,507
Praxair, Inc.	10,925	1,295,705
Sherwin-Williams Co.	3,865	1,198,884

		12,202,371

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	6,169	780,625
Republic Services, Inc.	15,826	994,031
Waste Management, Inc.	27,954	2,038,406

		3,813,062

COMMUNICATIONS EQUIPMENT — 0.4%
F5 Networks, Inc. (a)	4,488	639,854
Harris Corp.	8,541	950,357
Juniper Networks, Inc.	14,526	404,258
Motorola Solutions, Inc.	11,303	974,545

		2,969,014

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (a)	10,346	383,940

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	4,370	953,752
Vulcan Materials Co.	9,018	1,086,489

		2,040,241

CONSUMER FINANCE — 0.5%
American Express Co.	25,234	1,996,262
Discover Financial Services	26,426	1,807,274

		3,803,536

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	3,175	255,905
Sealed Air Corp.	6,935	302,227

		558,132

DISTRIBUTORS — 0.1%
LKQ Corp. (a)	20,975	613,938

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Level 3 Communications, Inc. (a)	11,119	$636,229
Verizon Communications, Inc.	148,233	7,226,359

		7,862,588

ELECTRIC UTILITIES — 0.3%
Alliant Energy Corp.	7,285	288,559
NextEra Energy, Inc.	15,726	2,018,746

		2,307,305

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,077	627,708
Emerson Electric Co.	20,169	1,207,316
Rockwell Automation, Inc.	8,807	1,371,338

		3,206,362

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	21,098	1,501,545
Corning, Inc.	65,038	1,756,026
FLIR Systems, Inc.	6,449	233,970
TE Connectivity, Ltd.	12,108	902,651

		4,394,192

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	12,458	745,238
Halliburton Co.	34,311	1,688,444
Schlumberger, Ltd.	42,864	3,347,678

		5,781,360

FOOD & STAPLES RETAILING — 0.1%
Sysco Corp.	18,264	948,267

FOOD PRODUCTS — 0.6%
Campbell Soup Co.	8,057	461,183
General Mills, Inc.	22,200	1,310,022
Hershey Co.	9,539	1,042,136
Kellogg Co.	9,345	678,540
McCormick & Co., Inc.	4,968	484,628
Mead Johnson Nutrition Co.	6,847	609,931

		4,586,440

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Becton Dickinson and Co.	14,608	2,679,692
Boston Scientific Corp. (a)	93,563	2,326,912
C.R. Bard, Inc.	5,097	1,266,809
Cooper Cos., Inc.	2,461	491,929
Danaher Corp.	22,214	1,899,964
Edwards Lifesciences Corp. (a)	14,676	1,380,571
Hologic, Inc. (a)	11,409	485,453
IDEXX Laboratories, Inc. (a)	6,130	947,759
Intuitive Surgical, Inc. (a)	2,488	1,906,977
Stryker Corp.	21,312	2,805,725
Varian Medical Systems, Inc. (a)	6,379	581,318
Zimmer Biomet Holdings, Inc.	8,767	1,070,538

		17,843,647

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	24,052	3,067,833
Envision Healthcare Corp. (a)	3,271	200,578
HCA Holdings, Inc. (a)	10,164	904,494
Humana, Inc.	10,225	2,107,781
Laboratory Corp. of America Holdings (a)	3,825	548,773

Quest Diagnostics, Inc.	5,908	580,107
UnitedHealth Group, Inc.	65,331	10,714,937
Universal Health Services, Inc. Class B	2,745	341,615

		18,466,118

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	20,627	1,213,899

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. (a)	1,116	497,200
Darden Restaurants, Inc.	8,446	706,677
Marriott International, Inc. Class A	21,922	2,064,614
McDonald’s Corp.	34,845	4,516,261
Royal Caribbean Cruises, Ltd.	5,851	574,042
Starbucks Corp.	99,723	5,822,826
Wyndham Worldwide Corp.	4,908	413,695
Wynn Resorts, Ltd.	5,443	623,822
Yum! Brands, Inc.	23,059	1,473,470

		16,692,607

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd.	7,813	399,323
Leggett & Platt, Inc.	6,125	308,210
Mohawk Industries, Inc. (a)	2,060	472,749
Newell Brands, Inc.	20,123	949,202

		2,129,484

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	11,484	572,707
Clorox Co.	4,799	647,049
Colgate-Palmolive Co.	34,032	2,490,802
Kimberly-Clark Corp.	12,748	1,678,020
Procter & Gamble Co.	85,940	7,721,709

		13,110,287

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	27,782	5,315,530
General Electric Co.	281,455	8,387,359
Honeywell International, Inc.	30,808	3,846,995
Roper Technologies, Inc.	3,867	798,497

		18,348,381

INSURANCE — 0.8%
Aon PLC	18,021	2,138,912
Arthur J Gallagher & Co.	12,163	687,696
Cincinnati Financial Corp.	5,740	414,830
Marsh & McLennan Cos., Inc.	35,427	2,617,701

		5,859,139

INTERNET & CATALOG RETAIL — 4.7%
Amazon.com, Inc. (a)	27,168	24,085,519
Expedia, Inc.	8,238	1,039,388
Netflix, Inc. (a)	29,411	4,347,240
Priceline Group, Inc. (a)	3,395	6,042,998
TripAdvisor, Inc. (a)	4,463	192,623

		35,707,768

INTERNET SOFTWARE & SERVICES — 7.8%
Akamai Technologies, Inc. (a)	11,852	707,564
Alphabet, Inc. Class A (a)	20,330	17,235,774
Alphabet, Inc. Class C (a)	20,244	16,793,613
eBay, Inc. (a)	27,663	928,647
Facebook, Inc. Class A (a)	161,662	22,964,087

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

VeriSign, Inc. (a)	6,248	$544,263

		59,173,948

IT SERVICES — 6.0%
Accenture PLC Class A	42,503	5,095,260
Alliance Data Systems Corp.	2,352	585,648
Automatic Data Processing, Inc.	30,951	3,169,073
Cognizant Technology Solutions Corp. Class A (a)	29,056	1,729,413
CSRA, Inc.	4,787	140,211
Fidelity National Information Services, Inc.	22,445	1,787,071
Fiserv, Inc. (a)	14,825	1,709,471
Global Payments, Inc.	10,529	849,480
International Business Machines Corp.	33,617	5,854,064
MasterCard, Inc. Class A	64,667	7,273,097
Paychex, Inc.	22,013	1,296,566
PayPal Holdings, Inc. (a)	77,078	3,315,896
Total System Services, Inc.	11,306	604,419
Visa, Inc. Class A	127,527	11,333,324
Western Union Co.	21,460	436,711

		45,179,704

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	7,667	765,320
Mattel, Inc.	13,305	340,741

		1,106,061

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	14,407	761,698
Illumina, Inc. (a)	6,994	1,193,456
Mettler-Toledo International, Inc. (a)	1,838	880,237
Thermo Fisher Scientific, Inc.	16,512	2,536,243
Waters Corp. (a)	3,666	573,033

		5,944,667

MACHINERY — 1.8%
Caterpillar, Inc.	20,799	1,929,315
Cummins, Inc.	10,558	1,596,370
Deere & Co.	9,711	1,057,139
Fortive Corp.	20,521	1,235,775
Illinois Tool Works, Inc.	21,648	2,867,710
Ingersoll-Rand PLC	17,634	1,433,997
PACCAR, Inc.	12,458	837,178
Parker-Hannifin Corp.	6,229	998,633
Snap-on, Inc.	2,125	358,424
Stanley Black & Decker, Inc.	4,918	653,455
Xylem, Inc.	12,256	615,496

		13,583,492

MEDIA — 4.7%
CBS Corp. Class B	25,481	1,767,362
Charter Communications, Inc. Class A (a)	14,817	4,849,901
Comcast Corp. Class A	324,832	12,210,435
Discovery Communications, Inc. Class A (a)	10,838	315,277
Discovery Communications, Inc. Class C (a)	14,765	417,997
DISH Network Corp. Class A (a)	8,900	565,061
Interpublic Group of Cos., Inc.	14,835	364,496
Omnicom Group, Inc.	11,581	998,398

Scripps Networks Interactive, Inc. Class A	6,531	511,835
Time Warner, Inc.	52,887	5,167,589
Twenty-First Century Fox, Inc. Class A	34,717	1,124,484
Twenty-First Century Fox, Inc. Class B	15,980	507,844
Walt Disney Co.	59,252	6,718,584

		35,519,263

METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	55,630	743,217
Newmont Mining Corp.	36,218	1,193,745
Nucor Corp.	12,879	769,134

		2,706,096

MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	17,003	468,773
Dominion Resources, Inc.	20,181	1,565,440
WEC Energy Group, Inc.	11,195	678,753

		2,712,966

MULTILINE RETAIL — 0.3%
Dollar General Corp.	17,521	1,221,739
Dollar Tree, Inc. (a)	16,101	1,263,285

		2,485,024

OIL, GAS & CONSUMABLE FUELS — 1.7%
Anadarko Petroleum Corp.	19,133	1,186,246
Apache Corp.	16,556	850,813
Cabot Oil & Gas Corp.	15,312	366,110
Chesapeake Energy Corp. (a) (b)	23,767	141,176
Cimarex Energy Co.	3,683	440,082
Concho Resources, Inc. (a)	5,395	692,394
Devon Energy Corp.	19,741	823,594
EOG Resources, Inc.	20,577	2,007,286
EQT Corp.	7,076	432,344
Murphy Oil Corp.	10,986	314,090
Newfield Exploration Co. (a)	9,108	336,176
Noble Energy, Inc.	12,251	420,699
Occidental Petroleum Corp.	22,849	1,447,713
ONEOK, Inc.	10,032	556,174
Pioneer Natural Resources Co.	11,642	2,168,090
Range Resources Corp.	4,859	141,397
Southwestern Energy Co. (a)	18,694	152,730
Williams Cos., Inc.	25,165	744,632

		13,221,746

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	13,399	242,924
Estee Lauder Cos., Inc. Class A	8,849	750,307

		993,231

PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	63,088	3,430,725
Eli Lilly & Co.	29,238	2,459,208
Johnson & Johnson	113,860	14,181,263
Merck & Co., Inc.	117,278	7,451,844
Pfizer, Inc.	228,733	7,824,956
Zoetis, Inc.	33,791	1,803,426

		37,151,422

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	2,506	270,498
Equifax, Inc.	8,156	1,115,251

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nielsen Holdings PLC	12,619	$521,291
Verisk Analytics, Inc. (a)	10,647	863,898

		2,770,938

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
Alexandria Real Estate Equities, Inc.	6,100	674,172
American Tower Corp. REIT	29,130	3,540,460
Apartment Investment & Management Co. Class A REIT	10,724	475,609
AvalonBay Communities, Inc. REIT	9,434	1,732,082
Boston Properties, Inc. REIT	7,126	943,554
Crown Castle International Corp. REIT	16,008	1,511,956
Digital Realty Trust, Inc. REIT	10,848	1,154,119
Equinix, Inc. REIT	5,300	2,121,961
Equity Residential REIT	16,766	1,043,181
Essex Property Trust, Inc. REIT	2,347	543,401
Extra Space Storage, Inc. REIT	9,119	678,362
Federal Realty Investment Trust REIT	3,071	409,978
GGP, Inc. REIT	39,930	925,577
Host Hotels & Resorts, Inc. REIT	50,510	942,517
Iron Mountain, Inc. REIT	9,503	338,972
Kimco Realty Corp. REIT	30,209	667,317
Mid-America Apartment Communities, Inc. REIT	4,712	479,399
Prologis, Inc. REIT	36,161	1,876,033
Public Storage REIT	6,686	1,463,632
Realty Income Corp. REIT	10,991	654,294
Regency Centers Corp.	6,300	418,257
Simon Property Group, Inc. REIT	14,219	2,446,095
UDR, Inc. REIT	18,271	662,506
Ventas, Inc. REIT	13,813	898,398
Vornado Realty Trust REIT	6,104	612,292
Welltower, Inc. REIT	24,818	1,757,611

		28,971,735

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (a)	8,955	311,544

ROAD & RAIL — 0.9%
CSX Corp.	40,333	1,877,501
JB Hunt Transport Services, Inc.	5,980	548,605
Union Pacific Corp.	38,478	4,075,590

		6,501,696

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	52,800	768,240
Analog Devices, Inc.	24,885	2,039,326
Applied Materials, Inc.	74,279	2,889,453
Broadcom, Ltd.	27,283	5,973,886
Intel Corp.	155,871	5,622,267
KLA-Tencor Corp.	10,708	1,018,010
Lam Research Corp.	11,197	1,437,247
Microchip Technology, Inc.	14,717	1,085,820
NVIDIA Corp.	40,395	4,400,227
QUALCOMM, Inc.	101,338	5,810,721
Skyworks Solutions, Inc.	12,697	1,244,052
Texas Instruments, Inc.	68,607	5,526,980
Xilinx, Inc.	11,142	645,010

		38,461,239

SOFTWARE — 7.8%
Activision Blizzard, Inc.	46,746	2,330,755
Adobe Systems, Inc. (a)	34,052	4,431,187
Autodesk, Inc. (a)	8,821	762,752
Citrix Systems, Inc. (a)	10,674	890,105
Electronic Arts, Inc. (a)	20,625	1,846,350
Intuit, Inc.	16,686	1,935,409
Microsoft Corp.	530,401	34,932,210
Oracle Corp.	119,295	5,321,750
Red Hat, Inc. (a)	12,232	1,058,068
salesforce.com, Inc. (a)	44,961	3,708,833
Symantec Corp.	20,804	638,267
Synopsys, Inc. (a)	10,400	750,152

		58,605,838

SPECIALTY RETAIL — 3.7%
Advance Auto Parts, Inc.	5,058	749,899
AutoZone, Inc. (a)	1,917	1,386,087
Best Buy Co., Inc.	7,394	363,415
CarMax, Inc. (a)	5,829	345,193
Foot Locker, Inc.	5,612	419,834
Home Depot, Inc.	83,591	12,273,666
L Brands, Inc.	7,676	361,540
Lowe’s Cos., Inc.	38,242	3,143,875
O’Reilly Automotive, Inc. (a)	6,289	1,697,024
Ross Stores, Inc.	27,129	1,786,987
Tiffany & Co.	3,696	352,229
TJX Cos., Inc.	44,631	3,529,419
Tractor Supply Co.	5,136	354,230
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,004	1,142,061

		27,905,459

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	360,120	51,734,839
NetApp, Inc.	11,616	486,130

		52,220,969

TEXTILES,APPAREL & LUXURY GOODS — 0.6%
Coach, Inc.	9,506	392,883
Hanesbrands, Inc.	13,372	277,603
Michael Kors Holdings, Ltd. (a)	11,164	425,460
NIKE, Inc. Class B	52,280	2,913,564
Under Armour, Inc. Class A (a) (b)	13,266	262,402
Under Armour, Inc. Class C (a)	13,358	244,451

		4,516,363

TOBACCO — 2.6%
Altria Group, Inc.	133,115	9,507,073
Philip Morris International, Inc.	58,534	6,608,489
Reynolds American, Inc.	56,793	3,579,095

		19,694,657

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	19,706	1,014,859
United Rentals, Inc. (a)	5,754	719,538
W.W. Grainger, Inc.	3,742	870,988

		2,605,385

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	12,113	$942,028

TOTAL COMMON STOCKS (Cost $614,858,140)		755,007,797

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	649,061	649,061
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	109,861	109,861

TOTAL SHORT-TERM INVESTMENTS (Cost $758,922)		758,922

TOTAL INVESTMENTS — 99.9% (Cost $615,617,062)		755,766,719
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		444,637

NET ASSETS — 100.0%		$756,211,356

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$19,563,378	$—	$—	$19,563,378
Air Freight & Logistics	9,209,712	—	—	9,209,712
Airlines	4,153,961	—	—	4,153,961
Automobiles	728,239	—	—	728,239
Banks	4,706,314	—	—	4,706,314
Beverages	15,698,140	—	—	15,698,140
Biotechnology	35,031,722	—	—	35,031,722
Building Products	1,243,294	—	—	1,243,294
Capital Markets	16,545,488	—	—	16,545,488
Chemicals	12,202,371	—	—	12,202,371
Commercial Services & Supplies	3,813,062	—	—	3,813,062
Communications Equipment	2,969,014	—	—	2,969,014
Construction & Engineering	383,940	—	—	383,940
Construction Materials	2,040,241	—	—	2,040,241
Consumer Finance	3,803,536	—	—	3,803,536
Containers & Packaging	558,132	—	—	558,132
Distributors	613,938	—	—	613,938
Diversified Telecommunication Services	7,862,588	—	—	7,862,588
Electric Utilities	2,307,305	—	—	2,307,305
Electrical Equipment	3,206,362	—	—	3,206,362
Electronic Equipment, Instruments & Components	4,394,192	—	—	4,394,192
Energy Equipment & Services	5,781,360	—	—	5,781,360
Food & Staples Retailing	948,267	—	—	948,267
Food Products	4,586,440	—	—	4,586,440
Health Care Equipment & Supplies	17,843,647	—	—	17,843,647
Health Care Providers & Services	18,466,118	—	—	18,466,118

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Technology	$1,213,899	$—	$—	$1,213,899
Hotels, Restaurants & Leisure	16,692,607	—	—	16,692,607
Household Durables	2,129,484	—	—	2,129,484
Household Products	13,110,287	—	—	13,110,287
Industrial Conglomerates	18,348,381	—	—	18,348,381
Insurance	5,859,139	—	—	5,859,139
Internet & Catalog Retail	35,707,768	—	—	35,707,768
Internet Software & Services	59,173,948	—	—	59,173,948
IT Services.	45,179,704	—	—	45,179,704
Leisure Equipment & Products	1,106,061	—	—	1,106,061
Life Sciences Tools & Services	5,944,667	—	—	5,944,667
Machinery	13,583,492	—	—	13,583,492
Media	35,519,263	—	—	35,519,263
Metals & Mining	2,706,096	—	—	2,706,096
Multi-Utilities	2,712,966	—	—	2,712,966
Multiline Retail	2,485,024	—	—	2,485,024
Oil, Gas & Consumable Fuels	13,221,746	—	—	13,221,746
Personal Products	993,231	—	—	993,231
Pharmaceuticals	37,151,422	—	—	37,151,422
Professional Services	2,770,938	—	—	2,770,938
Real Estate Investment Trusts (REITs)	28,971,735	—	—	28,971,735
Real Estate Management & Development	311,544	—	—	311,544
Road & Rail	6,501,696	—	—	6,501,696
Semiconductors & Semiconductor Equipment	38,461,239	—	—	38,461,239
Software	58,605,838	—	—	58,605,838
Specialty Retail	27,905,459	—	—	27,905,459
Technology Hardware, Storage & Peripherals	52,220,969	—	—	52,220,969
Textiles, Apparel & Luxury Goods	4,516,363	—	—	4,516,363
Tobacco	19,694,657	—	—	19,694,657
Trading Companies & Distributors	2,605,385	—	—	2,605,385
Water Utilities	942,028	—	—	942,028
Short-Term Investments	758,922	—	—	758,922

TOTAL INVESTMENTS	$755,766,719	$—	$—	$755,766,719

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class .	695,313	$695,313	5,545,158	6,240,471	—	$—	$1,393
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	12,985,062	12,336,001	649,061	649,061	2,768
State Street Navigator Securities Lending Government Money Market Portfolio*	14,589,098	14,589,098	30,473,042	44,952,279	109,861	109,861	18,084

TOTAL		$15,284,411				$758,922	$22,245

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Arconic, Inc.	17,009	$448,017
Boeing Co.	7,368	1,303,104
L3 Technologies, Inc.	1,624	268,431
Raytheon Co.	3,709	565,622
Rockwell Collins, Inc.	1,848	179,552
Textron, Inc.	10,473	498,410
United Technologies Corp.	29,031	3,257,569

		6,520,705

AIR FREIGHT & LOGISTICS — 0.1%
C.H. Robinson Worldwide, Inc.	2,665	205,978
Expeditors International of Washington, Inc.	2,445	138,118

		344,096

AIRLINES — 0.6%
Alaska Air Group, Inc.	1,724	158,987
American Airlines Group, Inc.	19,543	826,669
Delta Air Lines, Inc.	28,504	1,310,044

		2,295,700

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	7,831	327,258
Delphi Automotive PLC	10,468	842,569
Goodyear Tire & Rubber Co.	10,124	364,464

		1,534,291

AUTOMOBILES — 1.0%
Ford Motor Co.	151,038	1,758,083
General Motors Co.	52,909	1,870,862

		3,628,945

BANKS — 13.4%
Bank of America Corp.	388,980	9,176,038
BB&T Corp.	31,399	1,403,535
Citigroup, Inc.	107,538	6,432,923
Citizens Financial Group, Inc.	12,330	426,002
Comerica, Inc.	3,045	208,826
Fifth Third Bancorp	29,228	742,391
Huntington Bancshares, Inc.	42,013	562,554
JPMorgan Chase & Co.	138,612	12,175,678
KeyCorp.	21,333	379,301
M&T Bank Corp.	6,047	935,652
People’s United Financial, Inc.	11,441	208,226
PNC Financial Services Group, Inc.	18,857	2,267,366
Regions Financial Corp.	47,584	691,396
SunTrust Banks, Inc.	19,037	1,052,746
US Bancorp.	27,195	1,400,543
Wells Fargo & Co.	174,362	9,704,989
Zions Bancorp	7,568	317,856

		48,086,022

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	2,828	130,597
Coca-Cola Co.	73,621	3,124,475
Dr. Pepper Snapple Group, Inc.	2,828	276,918
Molson Coors Brewing Co. Class B	7,097	679,254
Monster Beverage Corp. (a)	6,276	289,763
PepsiCo, Inc.	24,452	2,735,200

		7,236,207

BIOTECHNOLOGY — 0.7%
Amgen, Inc.	12,902	2,116,831
Vertex Pharmaceuticals, Inc. (a)	4,336	474,142

		2,590,973

BUILDING PRODUCTS — 0.5%
Allegion PLC	1,352	102,346
Fortune Brands Home & Security, Inc.	1,724	104,906
Johnson Controls International PLC	36,228	1,525,923
Masco Corp.	4,800	163,152

		1,896,327

CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	2,152	352,799
Ameriprise Financial, Inc.	3,190	413,679
Bank of New York Mellon Corp.	40,264	1,901,669
BlackRock, Inc.	2,378	911,987
CBOE Holdings, Inc.	1,200	97,284
CME Group, Inc.	4,824	573,091
Franklin Resources, Inc.	13,223	557,217
Goldman Sachs Group, Inc.	14,284	3,281,320
Invesco, Ltd.	15,746	482,300
Morgan Stanley	55,756	2,388,587
Nasdaq, Inc.	2,411	167,444
Northern Trust Corp.	2,912	252,121
Raymond James Financial, Inc.	2,200	167,772
State Street Corp. (b)	14,014	1,115,655
T Rowe Price Group, Inc.	3,131	213,378

		12,876,303

CHEMICALS — 2.7%
Air Products & Chemicals, Inc.	3,642	492,726
CF Industries Holdings, Inc.	9,028	264,972
Dow Chemical Co.	43,421	2,758,970
E.I. du Pont de Nemours & Co.	16,782	1,348,098
Eastman Chemical Co.	5,476	442,461
Ecolab, Inc.	4,552	570,548
FMC Corp.	1,796	124,984
International Flavors & Fragrances, Inc.	1,240	164,337
LyondellBasell Industries NV Class A	12,974	1,183,099
Monsanto Co.	5,579	631,543
Mosaic Co.	12,883	375,926
PPG Industries, Inc.	4,796	503,964
Praxair, Inc.	4,899	581,021
Sherwin-Williams Co.	980	303,986

		9,746,635

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Stericycle, Inc. (a)	3,312	274,532

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	194,222	6,564,704
Juniper Networks, Inc.	6,512	181,229

		6,745,933

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	5,042	265,310
Jacobs Engineering Group, Inc.	4,525	250,142

		515,452

CONSUMER FINANCE — 1.1%
American Express Co.	15,489	1,225,334
Capital One Financial Corp.	18,615	1,613,176

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Navient Corp.	12,421	$183,334
Synchrony Financial	30,363	1,041,451

		4,063,295

CONTAINERS & PACKAGING — 0.6%
Avery Dennison Corp.	1,600	128,960
Ball Corp.	6,768	502,592
International Paper Co.	15,947	809,789
Sealed Air Corp.	3,500	152,530
WestRock Co.	9,687	504,014

		2,097,885

DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,741	530,526

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	8,431	196,021

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Berkshire Hathaway, Inc. Class B (a)	73,645	12,275,149
Leucadia National Corp.	11,847	308,022

		12,583,171

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	238,288	9,900,867
CenturyLink, Inc.	21,120	497,798
Level 3 Communications, Inc. (a)	5,004	286,329
Verizon Communications, Inc.	74,147	3,614,666

		14,299,660

ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	4,660	184,583
American Electric Power Co., Inc.	19,034	1,277,752
Duke Energy Corp.	27,166	2,227,884
Edison International	12,597	1,002,847
Entergy Corp.	6,918	525,491
Eversource Energy	12,303	723,170
Exelon Corp.	35,772	1,287,077
FirstEnergy Corp.	16,465	523,916
NextEra Energy, Inc.	9,188	1,179,464
PG&E Corp.	19,577	1,299,130
Pinnacle West Capital Corp.	4,145	345,610
PPL Corp.	26,350	985,226
Southern Co.	37,954	1,889,350
Xcel Energy, Inc.	19,656	873,709

		14,325,209

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	8,980	485,638
Eaton Corp. PLC	17,461	1,294,733
Emerson Electric Co.	13,411	802,783

		2,583,154

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
FLIR Systems, Inc.	1,544	56,016
TE Connectivity, Ltd.	6,913	515,364

		571,380

ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes, Inc.	9,363	560,095
Halliburton Co.	14,000	688,940
Helmerich & Payne, Inc.	3,982	265,082
National Oilwell Varco, Inc.	14,580	584,512

Schlumberger, Ltd.	29,574	2,309,729
TechnipFMC PLC (a)	18,138	589,485
Transocean, Ltd. (a)	14,218	177,014

		5,174,857

FOOD & STAPLES RETAILING — 4.1%
Costco Wholesale Corp.	16,943	2,841,172
CVS Health Corp.	39,788	3,123,358
Kroger Co.	36,510	1,076,680
Sysco Corp.	9,115	473,251
Wal-Mart Stores, Inc.	58,268	4,199,957
Walgreens Boots Alliance, Inc.	33,151	2,753,191
Whole Foods Market, Inc.	12,292	365,318

		14,832,927

FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co.	22,243	1,024,068
Campbell Soup Co.	2,952	168,972
Conagra Brands, Inc.	16,126	650,523
General Mills, Inc.	10,332	609,691
Hormel Foods Corp.	10,456	362,091
J.M. Smucker Co.	4,467	585,534
Kellogg Co.	4,513	327,689
Kraft Heinz Co.	23,041	2,092,353
McCormick & Co., Inc.	1,394	135,985
Mead Johnson Nutrition Co.	3,428	305,366
Mondelez International, Inc. Class A	59,196	2,550,164
Tyson Foods, Inc. Class A	11,291	696,768

		9,509,204

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	67,094	2,979,645
Baxter International, Inc.	18,897	979,998
Cooper Cos., Inc.	538	107,541
Danaher Corp.	11,100	949,383
DENTSPLY SIRONA, Inc.	8,930	557,589
Hologic, Inc. (a)	4,304	183,135
Medtronic PLC	53,109	4,278,461
Zimmer Biomet Holdings, Inc.	2,830	345,571

		10,381,323

HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	6,512	576,312
Anthem, Inc.	10,167	1,681,418
Cardinal Health, Inc.	12,390	1,010,405
Centene Corp. (a)	6,636	472,881
Cigna Corp.	9,960	1,459,040
DaVita, Inc. (a)	6,117	415,773
Envision Healthcare Corp. (a)	2,704	165,809
Express Scripts Holding Co. (a)	23,490	1,548,226
HCA Holdings, Inc. (a)	5,528	491,937
Henry Schein, Inc. (a)	3,092	525,547
Laboratory Corp. of America Holdings (a)	1,848	265,133
McKesson Corp.	8,226	1,219,587
Patterson Cos., Inc.	3,258	147,359
Quest Diagnostics, Inc.	2,080	204,235
Universal Health Services, Inc. Class B	1,949	242,553

		10,426,215

HOTELS, RESTAURANTS & LEISURE — 0.9%
Carnival Corp.	16,245	956,993

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Chipotle Mexican Grill, Inc. (a)	496	$220,978
McDonald’s Corp.	12,212	1,582,797
Royal Caribbean Cruises, Ltd.	3,150	309,047
Wyndham Worldwide Corp.	1,352	113,960

		3,183,775

HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	13,160	438,359
Leggett & Platt, Inc.	1,856	93,394
Lennar Corp. Class A	7,628	390,477
Mohawk Industries, Inc. (a)	1,340	307,517
Newell Brands, Inc.	7,268	342,831
PulteGroup, Inc.	11,232	264,514
Whirlpool Corp.	2,939	503,539

		2,340,631

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	3,460	172,550
Clorox Co.	2,220	299,323
Colgate-Palmolive Co.	14,895	1,090,165
Kimberly-Clark Corp.	6,690	880,605
Procter & Gamble Co.	50,543	4,541,288

		6,983,931

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	24,226	270,847
NRG Energy, Inc.	11,079	207,177

		478,024

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	7,429	1,421,390
General Electric Co.	179,386	5,345,703
Honeywell International, Inc.	12,116	1,512,925
Roper Technologies, Inc.	1,736	358,467

		8,638,485

INSURANCE — 5.0%
Aflac, Inc.	15,781	1,142,860
Allstate Corp.	14,242	1,160,581
American International Group, Inc.	36,087	2,252,911
Assurant, Inc.	2,189	209,422
Chubb, Ltd.	18,016	2,454,680
Cincinnati Financial Corp.	2,446	176,772
Hartford Financial Services Group, Inc.	14,580	700,861
Lincoln National Corp.	8,634	565,095
Loews Corp.	10,692	500,065
MetLife, Inc.	42,496	2,244,639
Principal Financial Group, Inc.	10,350	653,189
Progressive Corp.	22,497	881,432
Prudential Financial, Inc.	16,645	1,775,689
Torchmark Corp.	4,308	331,888
Travelers Cos., Inc.	10,998	1,325,699
Unum Group	8,580	402,316
Willis Towers Watson PLC	4,980	651,832
XL Group, Ltd.	10,455	416,736

		17,846,667

INTERNET & CATALOG RETAIL — 0.0% (c)
TripAdvisor, Inc. (a)	1,848	79,760

INTERNET SOFTWARE & SERVICES — 0.7%
eBay, Inc. (a)	24,496	822,331

Yahoo!, Inc. (a)	33,978	1,576,919

		2,399,250

IT SERVICES — 1.0%
Alliance Data Systems Corp.	868	216,132
Cognizant Technology Solutions Corp. Class A (a)	7,020	417,831
CSRA, Inc.	2,765	80,987
International Business Machines Corp.	14,381	2,504,307
Teradata Corp. (a)	4,978	154,915
Western Union Co.	6,524	132,763

		3,506,935

LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Mattel, Inc.	5,708	146,182

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	4,408	233,051
Illumina, Inc. (a)	1,736	296,231
PerkinElmer, Inc.	4,192	243,388
Thermo Fisher Scientific, Inc.	5,967	916,531
Waters Corp. (a)	1,104	172,566

		1,861,767

MACHINERY — 1.1%
Caterpillar, Inc.	10,892	1,010,342
Deere & Co.	5,686	618,978
Dover Corp.	5,772	463,780
Flowserve Corp.	4,610	223,216
PACCAR, Inc.	6,506	437,203
Parker-Hannifin Corp.	1,608	257,795
Pentair PLC	6,443	404,491
Snap-on, Inc.	1,092	184,188
Stanley Black & Decker, Inc.	3,064	407,114

		4,007,107

MEDIA — 1.5%
DISH Network Corp. Class A (a)	3,800	241,262
Interpublic Group of Cos., Inc.	6,866	168,698
News Corp. Class A	14,281	185,653
News Corp. Class B	4,108	55,458
Omnicom Group, Inc.	2,519	217,163
TEGNA, Inc.	8,279	212,108
Twenty-First Century Fox, Inc. Class A	21,282	689,324
Twenty-First Century Fox, Inc. Class B	9,766	310,363
Viacom, Inc. Class B	13,381	623,822
Walt Disney Co.	23,256	2,636,998

		5,340,849

METALS & MINING — 0.2%
Freeport-McMoRan, Inc. (a)	18,876	252,183
Nucor Corp.	5,061	302,243

		554,426

MULTI-UTILITIES — 1.9%
Ameren Corp.	9,372	511,617
CenterPoint Energy, Inc.	7,014	193,376
CMS Energy Corp.	10,276	459,748
Consolidated Edison, Inc.	11,789	915,534
Dominion Resources, Inc.	12,880	999,102
DTE Energy Co.	6,894	703,946
NiSource, Inc.	11,466	272,776
Public Service Enterprise Group, Inc.	19,617	870,014

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SCANA Corp.	5,477	$357,922
Sempra Energy	9,632	1,064,336
WEC Energy Group, Inc.	5,895	357,414

		6,705,785

MULTILINE RETAIL — 0.6%
Kohl’s Corp.	6,717	267,404
Macy’s, Inc.	11,842	350,997
Nordstrom, Inc.	4,258	198,295
Target Corp.	21,694	1,197,292

		2,013,988

OIL, GAS & CONSUMABLE FUELS — 9.9%
Anadarko Petroleum Corp.	10,977	680,574
Apache Corp.	5,293	272,007
Cabot Oil & Gas Corp.	9,620	230,014
Chesapeake Energy Corp. (a) (d)	15,245	90,555
Chevron Corp.	73,435	7,884,716
Cimarex Energy Co.	1,579	188,675
Concho Resources, Inc. (a)	2,605	334,326
ConocoPhillips	47,922	2,389,870
Devon Energy Corp.	9,431	393,461
EOG Resources, Inc.	10,669	1,040,761
EQT Corp.	2,630	160,693
Exxon Mobil Corp.	160,835	13,190,078
Hess Corp.	10,273	495,261
Kinder Morgan, Inc.	74,291	1,615,086
Marathon Oil Corp.	32,809	518,382
Marathon Petroleum Corp.	20,453	1,033,695
Newfield Exploration Co. (a)	2,823	104,197
Noble Energy, Inc.	9,646	331,244
Occidental Petroleum Corp.	16,818	1,065,589
ONEOK, Inc.	2,484	137,713
Phillips 66	17,161	1,359,494
Range Resources Corp.	4,538	132,056
Southwestern Energy Co. (a)	8,350	68,220
Tesoro Corp.	4,546	368,499
Valero Energy Corp.	17,487	1,159,213
Williams Cos., Inc.	17,303	511,996

		35,756,375

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	10,580	191,815
Estee Lauder Cos., Inc. Class A	3,572	302,870

		494,685

PHARMACEUTICALS — 5.2%
Allergan PLC	12,924	3,087,802
Bristol-Myers Squibb Co.	29,077	1,581,207
Eli Lilly & Co.	21,056	1,771,020
Johnson & Johnson	41,086	5,117,261
Mallinckrodt PLC (a)	4,040	180,063
Merck & Co., Inc.	40,581	2,578,517
Mylan NV (a)	17,766	692,696
Perrigo Co. PLC	5,585	370,788
Pfizer, Inc.	101,564	3,474,505

		18,853,859

PROFESSIONAL SERVICES — 0.1%
Nielsen Holdings PLC	5,878	242,820

Robert Half International, Inc.	5,028	245,517

		488,337

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
Boston Properties, Inc. REIT	1,980	262,172
Crown Castle International Corp. REIT	4,912	463,938
Equity Residential REIT	4,676	290,941
Essex Property Trust, Inc. REIT	1,228	284,319
Federal Realty Investment Trust REIT	1,047	139,774
HCP, Inc. REIT	18,069	565,198
Iron Mountain, Inc. REIT	4,130	147,317
Macerich Co. REIT	4,699	302,616
Mid-America Apartment Communities, Inc. REIT	1,724	175,400
Public Storage REIT	1,984	434,317
Realty Income Corp. REIT	3,846	228,952
Regency Centers Corp.	2,099	139,353
Simon Property Group, Inc. REIT	4,176	718,397
SL Green Realty Corp. REIT	3,901	415,925
Ventas, Inc. REIT	5,924	385,297
Vornado Realty Trust REIT	3,188	319,788
Weyerhaeuser Co. REIT	28,912	982,430

		6,256,134

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	6,524	226,970

ROAD & RAIL — 1.0%
CSX Corp.	13,412	624,328
Kansas City Southern	3,912	335,493
Norfolk Southern Corp.	11,243	1,258,879
Ryder System, Inc.	2,020	152,389
Union Pacific Corp.	9,837	1,041,935

		3,413,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Intel Corp.	95,391	3,440,753
Micron Technology, Inc. (a)	40,224	1,162,474
Qorvo, Inc. (a)	4,924	337,590
Xilinx, Inc.	3,516	203,541

		5,144,358

SOFTWARE — 0.9%
Autodesk, Inc. (a)	2,648	228,973
CA, Inc.	11,596	367,825
Oracle Corp.	48,727	2,173,711
Symantec Corp.	12,264	376,260

		3,146,769

SPECIALTY RETAIL — 0.9%
AutoNation, Inc. (a)	2,663	112,618
Bed Bath & Beyond, Inc.	5,788	228,394
Best Buy Co., Inc.	6,344	311,808
CarMax, Inc. (a)	4,018	237,946
Foot Locker, Inc.	1,792	134,060
Gap, Inc.	8,145	197,842
L Brands, Inc.	4,924	231,920
Lowe’s Cos., Inc.	12,068	992,110
Signet Jewelers, Ltd.	2,704	187,306
Staples, Inc.	23,787	208,612
Tiffany & Co.	2,030	193,459

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Tractor Supply Co.	2,208	$152,286

		3,188,361

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	64,483	1,528,247
HP, Inc.	66,217	1,183,960
NetApp, Inc.	4,007	167,693
Seagate Technology PLC	11,435	525,210
Western Digital Corp.	11,086	914,928
Xerox Corp.	31,025	227,723

		4,547,761

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Coach, Inc.	5,407	223,471
Hanesbrands, Inc.	7,020	145,735
NIKE, Inc. Class B	22,264	1,240,773
PVH Corp.	2,997	310,100
Ralph Lauren Corp.	2,038	166,342
VF Corp.	12,851	706,419

		2,792,840

TOBACCO — 0.8%
Philip Morris International, Inc.	27,003	3,048,639

TOTAL COMMON STOCKS (Cost $326,571,016)		359,312,622

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	453,717	453,717

State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	68,598	68,598

TOTAL SHORT-TERM INVESTMENTS (Cost $522,315)		522,315

TOTAL INVESTMENTS — 99.9% (Cost $327,093,331)		359,834,937
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		349,464

NET ASSETS — 100.0%		$360,184,401

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,520,705	$—	$—	$6,520,705
Air Freight & Logistics	344,096	—	—	344,096
Airlines	2,295,700	—	—	2,295,700
Auto Components	1,534,291	—	—	1,534,291
Automobiles.	3,628,945	—	—	3,628,945
Banks	48,086,022	—	—	48,086,022
Beverages	7,236,207	—	—	7,236,207
Biotechnology	2,590,973	—	—	2,590,973
Building Products	1,896,327	—	—	1,896,327
Capital Markets	12,876,303	—	—	12,876,303
Chemicals	9,746,635	—	—	9,746,635
Commercial Services & Supplies	274,532	—	—	274,532
Communications Equipment	6,745,933	—	—	6,745,933
Construction & Engineering	515,452	—	—	515,452
Consumer Finance	4,063,295	—	—	4,063,295
Containers & Packaging	2,097,885	—	—	2,097,885
Distributors	530,526	—	—	530,526
Diversified Consumer Services	196,021	—	—	196,021
Diversified Financial Services	12,583,171	—	—	12,583,171
Diversified Telecommunication Services	14,299,660	—	—	14,299,660

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric Utilities	$14,325,209	$—	$—	$14,325,209
Electrical Equipment	2,583,154	—	—	2,583,154
Electronic Equipment, Instruments & Components	571,380	—	—	571,380
Energy Equipment & Services	5,174,857	—	—	5,174,857
Food & Staples Retailing	14,832,927	—	—	14,832,927
Food Products	9,509,204	—	—	9,509,204
Health Care Equipment & Supplies	10,381,323	—	—	10,381,323
Health Care Providers & Services	10,426,215	—	—	10,426,215
Hotels, Restaurants & Leisure	3,183,775	—	—	3,183,775
Household Durables	2,340,631	—	—	2,340,631
Household Products	6,983,931	—	—	6,983,931
Independent Power Producers & Energy Traders	478,024	—	—	478,024
Industrial Conglomerates	8,638,485	—	—	8,638,485
Insurance	17,846,667	—	—	17,846,667
Internet & Catalog Retail	79,760	—	—	79,760
Internet Software & Services	2,399,250	—	—	2,399,250
IT Services	3,506,935	—	—	3,506,935
Leisure Equipment & Products	146,182	—	—	146,182
Life Sciences Tools & Services	1,861,767	—	—	1,861,767
Machinery	4,007,107	—	—	4,007,107
Media	5,340,849	—	—	5,340,849
Metals & Mining	554,426	—	—	554,426
Multi-Utilities	6,705,785	—	—	6,705,785
Multiline Retail	2,013,988	—	—	2,013,988
Oil, Gas & Consumable Fuels	35,756,375	—	—	35,756,375
Personal Products	494,685	—	—	494,685
Pharmaceuticals	18,853,859	—	—	18,853,859
Professional Services	488,337	—	—	488,337
Real Estate Investment Trusts (REITs)	6,256,134	—	—	6,256,134
Real Estate Management & Development	226,970	—	—	226,970
Road & Rail	3,413,024	—	—	3,413,024
Semiconductors & Semiconductor Equipment	5,144,358	—	—	5,144,358
Software	3,146,769	—	—	3,146,769
Specialty Retail	3,188,361	—	—	3,188,361
Technology Hardware, Storage & Peripherals	4,547,761	—	—	4,547,761
Textiles, Apparel & Luxury Goods	2,792,840	—	—	2,792,840
Tobacco	3,048,639	—	—	3,048,639
Short-Term Investments	522,315	—	—	522,315

TOTAL INVESTMENTS	$359,834,937	$—	$—	$359,834,937

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	10,766	$580,503	4,388	1,140	14,014	$1,115,655	$13,560	$7,725
State Street Institutional Liquid Reserves Fund, Premier Class	439,129	439,129	4,819,098	5,258,227	—	—	758	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,349,361	5,895,644	453,717	453,717	1,296	—
State Street Navigator Securities Lending Government Money Market Portfolio*	5,410,163	5,410,163	15,629,857	20,971,422	68,598	68,598	4,037	—

TOTAL		$6,429,795				$1,637,970	$19,651	$7,725

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
Boeing Co.	11,313	$2,000,817

AUTOMOBILES — 2.4%
Ford Motor Co.	144,143	1,677,824
General Motors Co.	49,155	1,738,121

		3,415,945

BANKS — 1.2%
People’s United Financial, Inc.	96,244	1,751,641

BEVERAGES — 1.3%
Coca-Cola Co.	43,350	1,839,774

BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	29,980	1,953,497

CAPITAL MARKETS — 2.6%
CME Group, Inc.	15,466	1,837,361
Invesco, Ltd.	58,915	1,804,566

		3,641,927

CHEMICALS — 4.8%
CF Industries Holdings, Inc.	49,354	1,448,540
Dow Chemical Co.	30,453	1,934,984
LyondellBasell Industries NV Class A	19,087	1,740,543
Mosaic Co.	54,350	1,585,933

		6,710,000

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	59,394	2,007,517

CONSUMER FINANCE — 1.2%
Navient Corp.	112,109	1,654,729

CONTAINERS & PACKAGING — 2.4%
International Paper Co.	32,481	1,649,385
WestRock Co.	33,593	1,747,844

		3,397,229

DIVERSIFIED CONSUMER SERVICES — 1.3%
H&R Block, Inc.	78,694	1,829,635

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	43,915	1,824,668
CenturyLink, Inc.	71,139	1,676,746
Verizon Communications, Inc.	36,241	1,766,749

		5,268,163

ELECTRIC UTILITIES — 9.6%
American Electric Power Co., Inc.	28,931	1,942,138
Duke Energy Corp.	23,533	1,929,941
Entergy Corp.	25,785	1,958,629
Exelon Corp.	51,761	1,862,361
FirstEnergy Corp.	61,435	1,954,862
PPL Corp.	52,536	1,964,321
Southern Co.	37,395	1,861,523

		13,473,775

ELECTRICAL EQUIPMENT — 2.7%
Eaton Corp. PLC	26,259	1,947,105
Emerson Electric Co.	30,728	1,839,378

		3,786,483

ENERGY EQUIPMENT & SERVICES — 1.1%
Helmerich & Payne, Inc.	22,721	1,512,537

HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	37,006	1,891,377

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
AES Corp.	159,909	1,787,783

IT SERVICES — 1.3%
International Business Machines Corp.	10,327	1,798,344

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Mattel, Inc.	58,275	1,492,423

MACHINERY — 1.2%
Caterpillar, Inc.	18,866	1,750,010

MULTI-UTILITIES — 8.1%
Ameren Corp.	34,889	1,904,591
CenterPoint Energy, Inc.	70,999	1,957,442
Consolidated Edison, Inc.	24,953	1,937,850
Dominion Resources, Inc.	24,067	1,866,877
Public Service Enterprise Group, Inc.	41,803	1,853,963
WEC Energy Group, Inc.	31,074	1,884,017

		11,404,740

MULTILINE RETAIL — 2.5%
Kohl’s Corp.	45,115	1,796,028
Macy’s, Inc.	60,617	1,796,688

		3,592,716

OIL, GAS & CONSUMABLE FUELS — 6.1%
Chevron Corp.	15,603	1,675,294
Enbridge, Inc.	1	42
Murphy Oil Corp.	56,874	1,626,028
Occidental Petroleum Corp.	26,753	1,695,070
ONEOK, Inc.	32,261	1,788,550
Valero Energy Corp.	26,756	1,773,655

		8,558,639

PHARMACEUTICALS — 2.8%
Merck & Co., Inc.	29,672	1,885,359
Pfizer, Inc.	58,350	1,996,153

		3,881,512

REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.9%
Crown Castle International Corp. REIT	20,720	1,957,004
Digital Realty Trust, Inc. REIT	16,913	1,799,374
Extra Space Storage, Inc. REIT	24,173	1,798,230
GGP, Inc. REIT	72,035	1,669,771
HCP, Inc. REIT	60,098	1,879,865
Host Hotels & Resorts, Inc. REIT	99,480	1,856,297
Iron Mountain, Inc. REIT	51,499	1,836,969
Kimco Realty Corp. REIT	71,614	1,581,953
Macerich Co. REIT	25,915	1,668,926
Mid-America Apartment Communities, Inc. REIT	18,793	1,912,000
Prologis, Inc. REIT	35,032	1,817,460
Public Storage REIT	8,167	1,787,838
Realty Income Corp. REIT	30,372	1,808,045
Simon Property Group, Inc. REIT	9,861	1,696,388
Ventas, Inc. REIT	29,290	1,905,022
Welltower, Inc. REIT	26,979	1,910,653
Weyerhaeuser Co. REIT	58,385	1,983,922

		30,869,717

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
QUALCOMM, Inc.	33,024	$1,893,596

SPECIALTY RETAIL — 3.5%
Gap, Inc.	75,211	1,826,875
L Brands, Inc.	29,503	1,389,592
Staples, Inc.	196,095	1,719,753

		4,936,220

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
HP, Inc.	119,888	2,143,598
Seagate Technology PLC	48,580	2,231,279
Xerox Corp.	261,924	1,922,522

		6,297,399

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	49,487	2,045,298

TOBACCO — 2.8%
Altria Group, Inc.	25,667	1,833,137
Philip Morris International, Inc.	18,962	2,140,810

		3,973,947

TOTAL COMMON STOCKS (Cost $136,791,820)		140,417,390

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (a) (b) (Cost $308,994)	308,994	308,994

TOTAL INVESTMENTS — 99.8% (Cost $137,100,814)		140,726,384
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		300,864

NET ASSETS — 100.0%		$141,027,248

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,000,817	$—	$—	$2,000,817
Automobiles	3,415,945	—	—	3,415,945
Banks	1,751,641	—	—	1,751,641
Beverages	1,839,774	—	—	1,839,774
Biotechnology	1,953,497	—	—	1,953,497
Capital Markets	3,641,927	—	—	3,641,927
Chemicals	6,710,000	—	—	6,710,000
Communications Equipment	2,007,517	—	—	2,007,517
Consumer Finance	1,654,729	—	—	1,654,729
Containers & Packaging	3,397,229	—	—	3,397,229
Diversified Consumer Services	1,829,635	—	—	1,829,635
Diversified Telecommunication Services	5,268,163	—	—	5,268,163
Electric Utilities	13,473,775	—	—	13,473,775
Electrical Equipment	3,786,483	—	—	3,786,483
Energy Equipment & Services	1,512,537	—	—	1,512,537
Household Durables	1,891,377	—	—	1,891,377
Independent Power Producers & Energy Traders	1,787,783	—	—	1,787,783
IT Services	1,798,344	—	—	1,798,344
Leisure Equipment & Products	1,492,423	—	—	1,492,423
Machinery	1,750,010	—	—	1,750,010
Multi-Utilities	11,404,740	—	—	11,404,740
Multiline Retail	3,592,716	—	—	3,592,716
Oil, Gas & Consumable Fuels	8,558,639	—	—	8,558,639
Pharmaceuticals	3,881,512	—	—	3,881,512

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts (REITs)	$30,869,717	$—	$—	$30,869,717
Semiconductors & Semiconductor Equipment	1,893,596	—	—	1,893,596
Specialty Retail	4,936,220	—	—	4,936,220
Technology Hardware, Storage & Peripherals	6,297,399	—	—	6,297,399
Textiles, Apparel & Luxury Goods	2,045,298	—	—	2,045,298
Tobacco	3,973,947	—	—	3,973,947
Short-Term Investment	308,994	—	—	308,994

TOTAL INVESTMENTS	$140,726,384	$—	$—	$140,726,384

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,821	$66,821	1,045,158	1,111,979	—	$—	$127
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,993,875	3,684,881	308,994	308,994	610

TOTAL		$66,821				$308,994	$737

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.	3,040	$80,074
Boeing Co.	3,995	706,556
General Dynamics Corp.	2,012	376,646
L3 Technologies, Inc.	542	89,587
Lockheed Martin Corp.	1,761	471,244
Northrop Grumman Corp.	1,235	293,732
Raytheon Co.	2,065	314,912
Rockwell Collins, Inc.	893	86,764
Textron, Inc.	1,873	89,136
TransDigm Group, Inc.	333	73,313
United Technologies Corp.	5,209	584,502

		3,166,466

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	985	76,131
Expeditors International of Washington, Inc.	1,269	71,686
FedEx Corp.	1,701	331,950
United Parcel Service, Inc. Class B	4,761	510,855

		990,622

AIRLINES — 0.6%
Alaska Air Group, Inc.	852	78,571
American Airlines Group, Inc.	3,510	148,473
Delta Air Lines, Inc.	5,142	236,326
Southwest Airlines Co.	4,223	227,029
United Continental Holdings, Inc. (a)	2,037	143,894

		834,293

AUTO COMPONENTS — 0.2%
BorgWarner, Inc.	1,513	63,228
Delphi Automotive PLC	1,913	153,978
Goodyear Tire & Rubber Co.	1,831	65,916

		283,122

AUTOMOBILES — 0.6%
Ford Motor Co.	27,128	315,770
General Motors Co.	9,573	338,501
Harley-Davidson, Inc.	1,287	77,864

		732,135

BANKS — 6.8%
Bank of America Corp.	69,837	1,647,455
BB&T Corp.	5,637	251,974
Citigroup, Inc.	19,334	1,156,560
Citizens Financial Group, Inc.	3,643	125,866
Comerica, Inc.	1,221	83,736
Fifth Third Bancorp	5,397	137,084
Huntington Bancshares, Inc.	7,762	103,933
JPMorgan Chase & Co.	24,994	2,195,473
KeyCorp.	7,488	133,136
M&T Bank Corp.	1,081	167,263
People’s United Financial, Inc.	2,134	38,839
PNC Financial Services Group, Inc.	3,355	403,405
Regions Financial Corp.	8,888	129,143
SunTrust Banks, Inc.	3,497	193,384
US Bancorp.	11,066	569,899
Wells Fargo & Co.	31,508	1,753,735
Zions Bancorp	1,408	59,136

		9,150,021

BEVERAGES — 2.2%
Brown-Forman Corp. Class B	1,382	63,821
Coca-Cola Co.	27,117	1,150,845
Constellation Brands, Inc. Class A	1,225	198,536
Dr. Pepper Snapple Group, Inc.	1,295	126,806
Molson Coors Brewing Co. Class B	1,264	120,977
Monster Beverage Corp. (a)	2,856	131,862
PepsiCo, Inc.	9,939	1,111,777

		2,904,624

BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	11,062	720,800
Alexion Pharmaceuticals, Inc. (a)	1,551	188,043
Amgen, Inc.	5,165	847,422
Biogen, Inc. (a)	1,525	416,966
Celgene Corp. (a)	5,405	672,544
Gilead Sciences, Inc.	9,144	621,060
Regeneron Pharmaceuticals, Inc. (a)	531	205,768
Vertex Pharmaceuticals, Inc. (a)	1,747	191,034

		3,863,637

BUILDING PRODUCTS — 0.4%
Allegion PLC	658	49,811
Fortune Brands Home & Security, Inc.	1,007	61,276
Johnson Controls International PLC	6,494	273,527
Masco Corp.	2,326	79,061

		463,675

CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	376	61,641
Ameriprise Financial, Inc.	1,110	143,945
Bank of New York Mellon Corp.	7,286	344,118
BlackRock, Inc.	860	329,819
Charles Schwab Corp.	8,421	343,661
CME Group, Inc.	2,422	287,734
E*TRADE Financial Corp. (a)	1,954	68,175
Franklin Resources, Inc.	2,373	99,998
Goldman Sachs Group, Inc.	2,571	590,610
Intercontinental Exchange, Inc.	4,127	247,083
Invesco, Ltd.	2,888	88,459
Moody’s Corp.	1,175	131,647
Morgan Stanley	10,142	434,483
Nasdaq, Inc.	799	55,491
Northern Trust Corp.	1,490	129,004
S&P Global, Inc.	1,828	238,993
State Street Corp. (b)	2,520	200,617
T Rowe Price Group, Inc.	1,725	117,559

		3,913,037

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	1,480	200,229
Albemarle Corp.	753	79,547
CF Industries Holdings, Inc.	1,602	47,019
Dow Chemical Co.	7,828	497,391
E.I. du Pont de Nemours & Co.	6,043	485,434
Eastman Chemical Co.	1,032	83,386
Ecolab, Inc.	1,809	226,740
FMC Corp.	913	63,536
International Flavors & Fragrances, Inc.	564	74,747
LyondellBasell Industries NV Class A	2,323	211,834
Monsanto Co.	3,099	350,807

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Mosaic Co.	2,356	$68,748
PPG Industries, Inc.	1,832	192,506
Praxair, Inc.	1,950	231,270
Sherwin-Williams Co.	558	173,086

		2,986,280

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	611	77,316
Republic Services, Inc.	1,636	102,757
Stericycle, Inc. (a)	576	47,745
Waste Management, Inc.	2,856	208,259

		436,077

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	35,121	1,187,090
F5 Networks, Inc. (a)	470	67,008
Harris Corp.	847	94,245
Juniper Networks, Inc.	2,759	76,783
Motorola Solutions, Inc.	1,099	94,756

		1,519,882

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	976	51,357
Jacobs Engineering Group, Inc.	846	46,767
Quanta Services, Inc. (a)	1,086	40,301

		138,425

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	450	98,213
Vulcan Materials Co.	911	109,757

		207,970

CONSUMER FINANCE — 0.8%
American Express Co.	5,322	421,024
Capital One Financial Corp.	3,343	289,704
Discover Financial Services	2,790	190,808
Navient Corp.	2,411	35,586
Synchrony Financial	5,405	185,392

		1,122,514

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	611	49,247
Ball Corp.	1,235	91,711
International Paper Co.	2,836	144,012
Sealed Air Corp.	1,387	60,445
WestRock Co.	1,764	91,781

		437,196

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,034	95,552
LKQ Corp. (a)	2,134	62,462

		158,014

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	1,574	36,595

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	13,281	2,213,677
Leucadia National Corp.	2,293	59,618

		2,273,295

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	42,829	1,779,545
CenturyLink, Inc.	3,803	89,637

Level 3 Communications, Inc. (a)	1,991	113,925
Verizon Communications, Inc.	28,519	1,390,301

		3,373,408

ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	1,506	59,653
Duke Energy Corp.	4,829	396,026
Edison International	2,230	177,530
Entergy Corp.	1,226	93,127
Eversource Energy	2,180	128,140
NextEra Energy, Inc.	3,235	415,277
PG&E Corp.	3,507	232,725
Pinnacle West Capital Corp.	754	62,869
PPL Corp.	4,610	172,368
Southern Co.	6,874	342,188
Xcel Energy, Inc.	3,472	154,330

		2,234,233

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	299	60,996
AMETEK, Inc.	1,629	88,097
Eaton Corp. PLC	3,175	235,426
Emerson Electric Co.	4,457	266,796
Rockwell Automation, Inc.	893	139,049

		790,364

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	2,124	151,165
Corning, Inc.	6,511	175,797
FLIR Systems, Inc.	940	34,103
TE Connectivity, Ltd.	2,468	183,990

		545,055

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	2,976	178,024
Halliburton Co.	6,082	299,295
Helmerich & Payne, Inc.	752	50,061
National Oilwell Varco, Inc.	2,616	104,876
Schlumberger, Ltd.	9,659	754,368
TechnipFMC PLC (a)	3,398	110,435
Transocean, Ltd. (a)	2,374	29,556

		1,526,615

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	3,041	509,945
CVS Health Corp.	7,171	562,924
Kroger Co.	6,623	195,312
Sysco Corp.	3,572	185,458
Wal-Mart Stores, Inc.	10,490	756,119
Walgreens Boots Alliance, Inc.	5,950	494,148
Whole Foods Market, Inc.	2,192	65,146

		2,769,052

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	4,097	188,626
Campbell Soup Co.	1,350	77,274
Conagra Brands, Inc.	2,946	118,841
General Mills, Inc.	4,094	241,587
Hershey Co.	987	107,830
Hormel Foods Corp.	1,873	64,862
J.M. Smucker Co.	808	105,913

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Kellogg Co.	1,741	$126,414
Kraft Heinz Co.	4,186	380,131
McCormick & Co., Inc.	799	77,942
Mead Johnson Nutrition Co.	1,322	117,764
Mondelez International, Inc. Class A	10,697	460,827
Tyson Foods, Inc. Class A	2,054	126,752

		2,194,763

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	12,065	535,807
Baxter International, Inc.	3,367	174,613
Becton Dickinson and Co.	1,475	270,574
Boston Scientific Corp. (a)	9,553	237,583
C.R. Bard, Inc.	517	128,495
Cooper Cos., Inc.	335	66,963
Danaher Corp.	4,231	361,877
DENTSPLY SIRONA, Inc.	1,629	101,715
Edwards Lifesciences Corp. (a)	1,480	139,224
Hologic, Inc. (a)	2,050	87,227
IDEXX Laboratories, Inc. (a)	613	94,776
Intuitive Surgical, Inc. (a)	272	208,480
Medtronic PLC	9,590	772,570
Stryker Corp.	2,162	284,627
Varian Medical Systems, Inc. (a)	658	59,964
Zimmer Biomet Holdings, Inc.	1,387	169,367

		3,693,862

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	2,455	313,135
AmerisourceBergen Corp.	1,201	106,289
Anthem, Inc.	1,803	298,180
Cardinal Health, Inc.	2,217	180,796
Centene Corp. (a)	1,151	82,020
Cigna Corp.	1,757	257,383
DaVita, Inc. (a)	1,147	77,962
Envision Healthcare Corp. (a)	817	50,098
Express Scripts Holding Co. (a)	4,305	283,743
HCA Holdings, Inc. (a)	2,043	181,807
Henry Schein, Inc. (a)	564	95,863
Humana, Inc.	1,050	216,447
Laboratory Corp. of America Holdings (a)	703	100,859
McKesson Corp.	1,458	216,163
Patterson Cos., Inc.	588	26,595
Quest Diagnostics, Inc.	984	96,619
UnitedHealth Group, Inc.	6,672	1,094,275
Universal Health Services, Inc. Class B	611	76,039

		3,754,273

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,076	122,173

HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	2,891	170,309
Chipotle Mexican Grill, Inc. (a)	196	87,322
Darden Restaurants, Inc.	900	75,303
Marriott International, Inc. Class A	2,201	207,290
McDonald’s Corp.	5,764	747,072
Royal Caribbean Cruises, Ltd.	1,175	115,279
Starbucks Corp.	10,149	592,600
Wyndham Worldwide Corp.	782	65,915
Wynn Resorts, Ltd.	564	64,640

Yum! Brands, Inc.	2,419	154,574

		2,280,304

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	2,250	74,948
Garmin, Ltd.	799	40,837
Leggett & Platt, Inc.	940	47,301
Lennar Corp. Class A	1,360	69,618
Mohawk Industries, Inc. (a)	423	97,074
Newell Brands, Inc.	3,375	159,199
PulteGroup, Inc.	2,159	50,844
Whirlpool Corp.	517	88,578

		628,399

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	1,760	87,771
Clorox Co.	893	120,403
Colgate-Palmolive Co.	6,229	455,901
Kimberly-Clark Corp.	2,489	327,627
Procter & Gamble Co.	17,897	1,608,045

		2,599,747

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	4,610	51,540
NRG Energy, Inc.	2,218	41,476

		93,016

INDUSTRIAL CONGLOMERATES — 2.6%
3M Co.	4,179	799,568
General Electric Co.	61,032	1,818,754
Honeywell International, Inc.	5,307	662,685
Roper Technologies, Inc.	693	143,097

		3,424,104

INSURANCE — 2.9%
Aflac, Inc.	2,892	209,439
Allstate Corp.	2,621	213,585
American International Group, Inc.	6,535	407,980
Aon PLC	1,856	220,289
Arthur J Gallagher & Co.	1,235	69,827
Assurant, Inc.	448	42,860
Chubb, Ltd.	3,232	440,360
Cincinnati Financial Corp.	1,008	72,848
Hartford Financial Services Group, Inc.	2,566	123,348
Lincoln National Corp.	1,566	102,495
Loews Corp.	1,928	90,172
Marsh & McLennan Cos., Inc.	3,599	265,930
MetLife, Inc.	7,605	401,696
Principal Financial Group, Inc.	1,875	118,331
Progressive Corp.	4,011	157,151
Prudential Financial, Inc.	3,051	325,481
Torchmark Corp.	783	60,322
Travelers Cos., Inc.	1,988	239,633
Unum Group	1,665	78,072
Willis Towers Watson PLC	891	116,623
XL Group, Ltd.	1,816	72,386

		3,828,828

INTERNET & CATALOG RETAIL — 2.7%
Amazon.com, Inc. (a)	2,753	2,440,645
Expedia, Inc.	897	113,174

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Netflix, Inc. (a)	2,975	$439,735
Priceline Group, Inc. (a)	342	608,750
TripAdvisor, Inc. (a)	772	33,319

		3,635,623

INTERNET SOFTWARE & SERVICES — 4.8%
Akamai Technologies, Inc. (a)	1,222	72,953
Alphabet, Inc. Class A (a)	2,064	1,749,859
Alphabet, Inc. Class C (a)	2,074	1,720,508
eBay, Inc. (a)	6,984	234,453
Facebook, Inc. Class A (a)	16,345	2,321,807
VeriSign, Inc. (a)	654	56,970
Yahoo!, Inc. (a)	6,053	280,920

		6,437,470

IT SERVICES — 3.9%
Accenture PLC Class A	4,307	516,323
Alliance Data Systems Corp.	422	105,078
Automatic Data Processing, Inc.	3,150	322,529
Cognizant Technology Solutions Corp. Class A (a)	4,169	248,139
CSRA, Inc.	956	28,001
Fidelity National Information Services, Inc.	2,278	181,374
Fiserv, Inc. (a)	1,506	173,657
Global Payments, Inc.	1,072	86,489
International Business Machines Corp.	6,004	1,045,537
MasterCard, Inc. Class A	6,551	736,791
Paychex, Inc.	2,212	130,287
PayPal Holdings, Inc. (a)	7,722	332,200
Teradata Corp. (a)	896	27,884
Total System Services, Inc.	1,157	61,853
Visa, Inc. Class A	12,956	1,151,400
Western Union Co.	3,447	70,146

		5,217,688

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	764	76,263
Mattel, Inc.	2,328	59,620

		135,883

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	2,256	119,275
Illumina, Inc. (a)	1,002	170,981
Mettler-Toledo International, Inc. (a)	200	95,782
PerkinElmer, Inc.	752	43,661
Thermo Fisher Scientific, Inc.	2,726	418,714
Waters Corp. (a)	564	88,159

		936,572

MACHINERY — 1.6%
Caterpillar, Inc.	4,104	380,687
Cummins, Inc.	1,074	162,389
Deere & Co.	1,987	216,305
Dover Corp.	1,080	86,778
Flowserve Corp.	893	43,239
Fortive Corp.	2,060	124,053
Illinois Tool Works, Inc.	2,196	290,904
Ingersoll-Rand PLC	1,786	145,238
PACCAR, Inc.	2,411	162,019
Parker-Hannifin Corp.	940	150,701

Pentair PLC	1,224	76,843
Snap-on, Inc.	394	66,456
Stanley Black & Decker, Inc.	1,035	137,520
Xylem, Inc.	1,227	61,620

		2,104,752

MEDIA — 3.3%
CBS Corp. Class B	2,526	175,203
Charter Communications, Inc. Class A (a)	1,500	490,980
Comcast Corp. Class A	32,978	1,239,643
Discovery Communications, Inc. Class A (a)	1,037	30,166
Discovery Communications, Inc. Class C (a)	1,682	47,617
Interpublic Group of Cos., Inc.	2,772	68,108
News Corp. Class A	2,609	33,917
News Corp. Class B	770	10,395
Omnicom Group, Inc.	1,645	141,816
Scripps Networks Interactive, Inc. Class A	658	51,568
TEGNA, Inc.	1,528	39,147
Time Warner, Inc.	5,329	520,697
Twenty-First Century Fox, Inc. Class A	7,410	240,010
Twenty-First Century Fox, Inc. Class B	3,521	111,897
Viacom, Inc. Class B	2,374	110,676
Walt Disney Co.	10,144	1,150,228

		4,462,068

METALS & MINING — 0.2%
Newmont Mining Corp.	3,639	119,941
Nucor Corp.	2,182	130,309

		250,250

MULTI-UTILITIES — 1.1%
Ameren Corp.	1,663	90,783
CenterPoint Energy, Inc.	2,945	81,194
CMS Energy Corp.	1,899	84,961
Consolidated Edison, Inc.	2,125	165,028
Dominion Resources, Inc.	4,330	335,878
DTE Energy Co.	1,229	125,493
NiSource, Inc.	2,191	52,124
Public Service Enterprise Group, Inc.	3,465	153,673
SCANA Corp.	987	64,500
Sempra Energy	1,734	191,607
WEC Energy Group, Inc.	2,172	131,688

		1,476,929

MULTILINE RETAIL — 0.5%
Dollar General Corp.	1,764	123,004
Dollar Tree, Inc. (a)	1,615	126,713
Kohl’s Corp.	1,317	52,430
Macy’s, Inc.	2,136	63,311
Nordstrom, Inc.	902	42,006
Target Corp.	3,927	216,731

		624,195

OIL, GAS & CONSUMABLE FUELS — 0.9%
Kinder Morgan, Inc.	13,448	292,359
Marathon Petroleum Corp.	3,662	185,077
ONEOK, Inc.	1,431	79,335
Phillips 66.	3,115	246,770
Tesoro Corp.	837	67,847

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Valero Energy Corp.	3,144	$208,416
Williams Cos., Inc.	5,706	168,841

		1,248,645

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	3,150	57,110
Estee Lauder Cos., Inc. Class A	1,546	131,085

		188,195

PHARMACEUTICALS — 5.3%
Allergan PLC	2,294	548,082
Bristol-Myers Squibb Co.	11,596	630,590
Eli Lilly & Co.	6,774	569,761
Johnson & Johnson	18,977	2,363,585
Mallinckrodt PLC (a)	780	34,765
Merck & Co., Inc.	19,074	1,211,962
Mylan NV (a)	3,129	122,000
Perrigo Co. PLC	990	65,726
Pfizer, Inc.	41,642	1,424,573
Zoetis, Inc.	3,380	180,391

		7,151,435

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	235	25,366
Equifax, Inc.	809	110,623
Nielsen Holdings PLC	2,264	93,526
Robert Half International, Inc.	893	43,605
Verisk Analytics, Inc. (a)	1,089	88,361

		361,481

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
American Tower Corp. REIT	2,970	360,974
Apartment Investment & Management Co. Class A REIT	1,081	47,942
AvalonBay Communities, Inc. REIT	946	173,686
Boston Properties, Inc. REIT	1,052	139,295
Crown Castle International Corp. REIT	2,562	241,981
Digital Realty Trust, Inc. REIT	1,128	120,008
Equinix, Inc. REIT	500	200,185
Equity Residential REIT	2,508	156,048
Essex Property Trust, Inc. REIT	459	106,272
Extra Space Storage, Inc. REIT	869	64,645
Federal Realty Investment Trust REIT	485	64,747
GGP, Inc. REIT	4,011	92,975
HCP, Inc. REIT	3,189	99,752
Host Hotels & Resorts, Inc. REIT	5,143	95,968
Iron Mountain, Inc. REIT	1,754	62,565
Kimco Realty Corp. REIT	2,855	63,067
Macerich Co. REIT	888	57,187
Mid-America Apartment Communities, Inc. REIT	717	72,948
Prologis, Inc. REIT	3,601	186,820
Public Storage REIT	1,027	224,821
Realty Income Corp. REIT	1,828	108,821
Simon Property Group, Inc. REIT	2,162	371,929
SL Green Realty Corp. REIT	680	72,502
UDR, Inc. REIT	1,851	67,117
Ventas, Inc. REIT	2,514	163,510
Vornado Realty Trust REIT	1,215	121,877
Welltower, Inc. REIT	2,522	178,608

Weyerhaeuser Co. REIT	5,102	173,366

		3,889,616

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,003	69,684

ROAD & RAIL — 1.0%
CSX Corp.	6,437	299,642
JB Hunt Transport Services, Inc.	611	56,053
Kansas City Southern	752	64,492
Norfolk Southern Corp.	2,050	229,538
Ryder System, Inc.	376	28,365
Union Pacific Corp.	5,706	604,380

		1,282,470

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	2,506	205,367
Applied Materials, Inc.	7,443	289,533
Broadcom, Ltd.	2,762	604,767
Intel Corp.	32,971	1,189,264
KLA-Tencor Corp.	1,082	102,866
Lam Research Corp.	1,190	152,748
Microchip Technology, Inc.	1,463	107,940
Micron Technology, Inc. (a)	7,267	210,016
NVIDIA Corp.	4,041	440,186
Qorvo, Inc. (a)	923	63,281
QUALCOMM, Inc.	10,305	590,889
Skyworks Solutions, Inc.	1,313	128,648
Texas Instruments, Inc.	6,919	557,395
Xilinx, Inc.	1,743	100,902

		4,743,802

SOFTWARE — 4.8%
Activision Blizzard, Inc.	4,844	241,522
Adobe Systems, Inc. (a)	3,495	454,804
Autodesk, Inc. (a)	1,315	113,708
CA, Inc.	2,105	66,771
Citrix Systems, Inc. (a)	1,076	89,728
Electronic Arts, Inc. (a)	2,110	188,887
Intuit, Inc.	1,676	194,399
Microsoft Corp.	53,856	3,546,956
Oracle Corp.	20,885	931,680
Red Hat, Inc. (a)	1,267	109,595
salesforce.com, Inc. (a)	4,504	371,535
Symantec Corp.	4,395	134,839

		6,444,424

SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	517	76,650
AutoNation, Inc. (a)	503	21,272
AutoZone, Inc. (a)	202	146,056
Bed Bath & Beyond, Inc.	1,134	44,748
Best Buy Co., Inc.	1,804	88,666
CarMax, Inc. (a)	1,374	81,368
Foot Locker, Inc.	980	73,314
Gap, Inc.	1,568	38,087
Home Depot, Inc.	8,523	1,251,432
L Brands, Inc.	1,729	81,436
Lowe’s Cos., Inc.	6,071	499,097
O’Reilly Automotive, Inc. (a)	660	178,094
Ross Stores, Inc.	2,799	184,370

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Signet Jewelers, Ltd.	443	$30,687
Staples, Inc.	4,422	38,781
Tiffany & Co.	752	71,666
TJX Cos., Inc.	4,500	355,860
Tractor Supply Co.	935	64,487
Ulta Salon Cosmetics & Fragrance, Inc. (a)	426	121,508

		3,447,579

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.6%
Apple, Inc.	36,691	5,271,029
Hewlett Packard Enterprise Co.	11,410	270,417
HP, Inc.	11,712	209,411
NetApp, Inc.	1,993	83,407
Seagate Technology PLC	2,062	94,708
Western Digital Corp.	2,018	166,545
Xerox Corp.	6,399	46,969

		6,142,486

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	1,904	78,692
Hanesbrands, Inc.	2,687	55,782
Michael Kors Holdings, Ltd. (a)	1,059	40,359
NIKE, Inc. Class B	9,241	515,001
PVH Corp.	564	58,357
Ralph Lauren Corp.	407	33,219
Under Armour, Inc. Class A (a)	1,242	24,567
Under Armour, Inc. Class C (a)	1,248	22,838
VF Corp.	2,311	127,036

		955,851

TOBACCO — 1.9%
Altria Group, Inc.	13,627	973,240
Philip Morris International, Inc.	10,781	1,217,175
Reynolds American, Inc.	5,772	363,752

		2,554,167

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,986	102,279
United Rentals, Inc. (a)	634	79,282
W.W. Grainger, Inc.	386	89,845

		271,406

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,225	95,268

TOTAL COMMON STOCKS (Cost $117,775,238)		133,604,015

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $124,921)	124,921	124,921

TOTAL INVESTMENTS — 99.9% (Cost $117,900,159)		133,728,936
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		119,471

NET ASSETS — 100.0%		$133,848,407

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,166,466	$—	$—	$3,166,466
Air Freight & Logistics	990,622	—	—	990,622
Airlines	834,293	—	—	834,293
Auto Components	283,122	—	—	283,122
Automobiles	732,135	—	—	732,135
Banks	9,150,021	—	—	9,150,021
Beverages	2,904,624	—	—	2,904,624
Biotechnology	3,863,637	—	—	3,863,637
Building Products	463,675	—	—	463,675
Capital Markets	3,913,037	—	—	3,913,037
Chemicals	2,986,280	—	—	2,986,280
Commercial Services & Supplies	436,077	—	—	436,077
Communications Equipment	1,519,882	—	—	1,519,882
Construction & Engineering	138,425	—	—	138,425

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Construction Materials	$207,970	$—	$—	$207,970
Consumer Finance	1,122,514	—	—	1,122,514
Containers & Packaging	437,196	—	—	437,196
Distributors	158,014	—	—	158,014
Diversified Consumer Services	36,595	—	—	36,595
Diversified Financial Services	2,273,295	—	—	2,273,295
Diversified Telecommunication Services	3,373,408	—	—	3,373,408
Electric Utilities	2,234,233	—	—	2,234,233
Electrical Equipment	790,364	—	—	790,364
Electronic Equipment, Instruments & Components	545,055	—	—	545,055
Energy Equipment & Services	1,526,615	—	—	1,526,615
Food & Staples Retailing	2,769,052	—	—	2,769,052
Food Products	2,194,763	—	—	2,194,763
Health Care Equipment & Supplies	3,693,862	—	—	3,693,862
Health Care Providers & Services	3,754,273	—	—	3,754,273
Health Care Technology	122,173	—	—	122,173
Hotels, Restaurants & Leisure	2,280,304	—	—	2,280,304
Household Durables	628,399	—	—	628,399
Household Products	2,599,747	—	—	2,599,747
Independent Power Producers & Energy Traders	93,016	—	—	93,016
Industrial Conglomerates	3,424,104	—	—	3,424,104
Insurance	3,828,828	—	—	3,828,828
Internet & Catalog Retail	3,635,623	—	—	3,635,623
Internet Software & Services	6,437,470	—	—	6,437,470
IT Services	5,217,688	—	—	5,217,688
Leisure Equipment & Products	135,883	—	—	135,883
Life Sciences Tools & Services	936,572	—	—	936,572
Machinery	2,104,752	—	—	2,104,752
Media	4,462,068	—	—	4,462,068
Metals & Mining	250,250	—	—	250,250
Multi-Utilities	1,476,929	—	—	1,476,929
Multiline Retail	624,195	—	—	624,195
Oil, Gas & Consumable Fuels	1,248,645	—	—	1,248,645
Personal Products	188,195	—	—	188,195
Pharmaceuticals	7,151,435	—	—	7,151,435
Professional Services	361,481	—	—	361,481
Real Estate Investment Trusts (REITs)	3,889,616	—	—	3,889,616
Real Estate Management & Development	69,684	—	—	69,684
Road & Rail	1,282,470	—	—	1,282,470
Semiconductors & Semiconductor Equipment	4,743,802	—	—	4,743,802
Software	6,444,424	—	—	6,444,424
Specialty Retail	3,447,579	—	—	3,447,579
Technology Hardware, Storage & Peripherals	6,142,486	—	—	6,142,486
Textiles, Apparel & Luxury Goods	955,851	—	—	955,851
Tobacco	2,554,167	—	—	2,554,167
Trading Companies & Distributors	271,406	—	—	271,406
Water Utilities	95,268	—	—	95,268
Short-Term Investment	124,921	—	—	124,921

TOTAL INVESTMENTS	$133,728,936	$—	$—	$133,728,936

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	2,351	$126,766	485	316	2,520	$200,617	$2,607	$(185)
State Street Institutional Liquid Reserves Fund, Premier Class	156,006	156,006	1,274,437	1,430,443	—	—	190	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,510,469	2,385,548	124,921	124,921	460	—

TOTAL		$282,772				$325,538	$3,257	$(185)

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	2,417	$81,284
Aerojet Rocketdyne Holdings, Inc. (a)	5,803	125,925
Aerovironment, Inc. (a)	1,557	43,643
B/E Aerospace, Inc.	7,775	498,455
Cubic Corp.	1,941	102,485
Curtiss-Wright Corp.	3,456	315,395
Engility Holdings, Inc. (a)	1,337	38,693
Esterline Technologies Corp. (a)	2,308	198,603
Huntington Ingalls Industries, Inc.	3,524	705,646
KLX, Inc. (a)	4,044	180,767
Mercury Systems, Inc. (a)	3,650	142,532
Moog, Inc. Class A (a)	2,472	166,489
National Presto Industries, Inc.	375	38,325
Orbital ATK, Inc.	4,442	435,316
TASER International, Inc. (a)	3,988	90,886
Teledyne Technologies, Inc. (a)	2,724	344,477
Triumph Group, Inc.	3,796	97,747

		3,606,668

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,920	106,464
Echo Global Logistics, Inc. (a)	2,011	42,935
Forward Air Corp.	2,266	107,794
Hub Group, Inc. Class A (a)	2,554	118,505

		375,698

AIRLINES — 0.6%
Allegiant Travel Co.	1,012	162,173
Hawaiian Holdings, Inc. (a)	4,038	187,565
JetBlue Airways Corp. (a)	25,765	531,017
SkyWest, Inc.	3,887	133,130

		1,013,885

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	5,755	108,079
Cooper Tire & Rubber Co.	4,004	177,577
Cooper-Standard Holdings, Inc. (a)	1,403	155,635
Dana, Inc.	11,063	213,627
Dorman Products, Inc. (a)	2,328	191,199
Fox Factory Holding Corp. (a)	2,680	76,916
Gentex Corp.	21,980	468,833
Gentherm, Inc. (a)	2,744	107,702
LCI Industries	1,887	188,323
Motorcar Parts of America, Inc. (a)	1,344	41,301
Standard Motor Products, Inc.	1,525	74,938
Superior Industries International, Inc.	1,709	43,323

		1,847,453

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,649	350,778
Winnebago Industries, Inc.	2,056	60,138

		410,916

BANKS — 8.1%
Ameris Bancorp	2,795	128,850
Associated Banc-Corp.	11,683	285,065
Banc of California, Inc.	3,706	76,714
BancorpSouth, Inc.	6,438	194,750

Bank of Hawaii Corp.	3,270	269,317
Bank of the Ozarks, Inc.	6,955	361,730
Banner Corp.	2,010	111,836
Boston Private Financial Holdings, Inc.	6,290	103,156
Brookline Bancorp, Inc.	5,270	82,476
Cardinal Financial Corp.	2,477	74,161
Cathay General Bancorp	5,719	215,492
Central Pacific Financial Corp.	2,308	70,486
Chemical Financial Corp.	5,472	279,893
City Holding Co.	1,222	78,795
Columbia Banking System, Inc.	4,421	172,375
Commerce Bancshares, Inc.	6,703	376,440
Community Bank System, Inc.	3,441	189,186
Cullen/Frost Bankers, Inc.	4,388	390,400
Customers Bancorp, Inc. (a)	2,099	66,181
CVB Financial Corp.	7,608	168,061
East West Bancorp, Inc.	11,072	571,426
Fidelity Southern Corp.	1,580	35,360
First BanCorp (a)	11,994	67,766
First Commonwealth Financial Corp.	6,746	89,452
First Financial Bancorp	4,655	127,780
First Financial Bankshares, Inc.	5,019	201,262
First Horizon National Corp.	17,911	331,354
First Midwest Bancorp, Inc.	6,164	145,964
First NBC Bank Holding Co. (a) (b)	1,251	5,004
FNB Corp.	24,580	365,505
Fulton Financial Corp.	13,370	238,655
Glacier Bancorp, Inc.	5,781	196,149
Great Western Bancorp, Inc.	4,459	189,106
Hancock Holding Co.	6,460	294,253
Hanmi Financial Corp.	2,464	75,768
Home BancShares, Inc.	9,720	263,120
Hope Bancorp, Inc.	9,737	186,658
Independent Bank Corp.	2,088	135,720
International Bancshares Corp.	4,442	157,247
LegacyTexas Financial Group, Inc.	3,167	126,363
MB Financial, Inc.	5,390	230,800
National Bank Holdings Corp. Class A	1,996	64,870
NBT Bancorp, Inc.	3,324	123,221
OFG Bancorp	3,285	38,763
Old National Bancorp	10,356	179,677
Opus Bank	1,388	27,968
PacWest Bancorp	9,195	489,726
Pinnacle Financial Partners, Inc.	3,558	236,429
PrivateBancorp, Inc.	6,131	363,997
Prosperity Bancshares, Inc.	5,320	370,857
S&T Bancorp, Inc.	2,680	92,728
ServisFirst Bancshares, Inc.	3,403	123,801
Signature Bank (a)	4,065	603,205
Simmons First National Corp. Class A	2,278	125,632
Southside Bancshares, Inc.	1,999	67,106
Sterling Bancorp	10,380	246,006
SVB Financial Group (a)	4,038	751,431
Synovus Financial Corp.	9,343	383,250
TCF Financial Corp.	12,942	220,273
Texas Capital Bancshares, Inc. (a)	3,809	317,861
Tompkins Financial Corp.	995	80,147
Trustmark Corp.	5,170	164,354
UMB Financial Corp.	3,330	250,782

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Umpqua Holdings Corp.	16,918	$300,125
United Bankshares, Inc. (b)	6,262	264,570
United Community Banks, Inc.	5,345	148,003
Valley National Bancorp	20,232	238,738
Webster Financial Corp.	7,072	353,883
Westamerica Bancorporation	1,993	111,269
Wintrust Financial Corp.	4,067	281,111

		14,749,859

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	689	99,664
Coca-Cola Bottling Co. Consolidated	400	82,408

		182,072

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	3,507	73,647
AMAG Pharmaceuticals, Inc. (a)	2,569	57,931
Bioverativ, Inc. (a)	8,222	447,770
Eagle Pharmaceuticals, Inc. (a)	660	54,740
Emergent BioSolutions, Inc. (a)	2,599	75,475
Enanta Pharmaceuticals, Inc. (a)	1,024	31,539
Ligand Pharmaceuticals, Inc. (a)	1,419	150,187
MiMedx Group, Inc. (a) (b)	7,606	72,485
Momenta Pharmaceuticals, Inc. (a)	4,764	63,600
Myriad Genetics, Inc. (a)	5,118	98,266
Progenics Pharmaceuticals, Inc. (a)	5,366	50,655
Repligen Corp. (a)	2,536	89,267
Spectrum Pharmaceuticals, Inc. (a)	5,306	34,489
United Therapeutics Corp. (a)	3,492	472,747

		1,772,798

BUILDING PRODUCTS — 1.2%
AAON, Inc.	2,954	104,424
American Woodmark Corp. (a)	1,038	95,288
AO Smith Corp.	11,240	575,038
Apogee Enterprises, Inc.	2,229	132,871
Gibraltar Industries, Inc. (a)	2,423	99,828
Griffon Corp.	2,441	60,171
Insteel Industries, Inc.	1,332	48,138
Lennox International, Inc.	2,951	493,702
Patrick Industries, Inc. (a)	1,216	86,214
PGT Innovations, Inc. (a)	3,666	39,410
Quanex Building Products Corp.	2,558	51,800
Simpson Manufacturing Co., Inc.	3,088	133,062
Trex Co., Inc. (a)	2,250	156,127
Universal Forest Products, Inc.	1,525	150,274

		2,226,347

CAPITAL MARKETS — 2.5%
Donnelley Financial Solutions, Inc. (a)	1,972	38,040
Eaton Vance Corp.	8,756	393,670
Evercore Partners, Inc. Class A	3,038	236,660
FactSet Research Systems, Inc.	2,999	494,565
Federated Investors, Inc. Class B	6,997	184,301
Financial Engines, Inc.	4,429	192,883
Greenhill & Co., Inc.	2,081	60,973
Interactive Brokers Group, Inc. Class A	5,136	178,322
INTL. FCStone, Inc. (a)	1,163	44,147
Investment Technology Group, Inc.	2,454	49,694
Janus Capital Group, Inc.	10,908	143,986
Legg Mason, Inc.	6,775	244,645

MarketAxess Holdings, Inc.	2,835	531,534
MSCI, Inc.	6,928	673,332
Piper Jaffray Cos.	1,094	69,852
SEI Investments Co.	10,272	518,120
Stifel Financial Corp. (a)	5,201	261,038
Virtus Investment Partners, Inc.	515	54,538
Waddell & Reed Financial, Inc. Class A	6,549	111,333
WisdomTree Investments, Inc. (b)	8,619	78,261

		4,559,894

CHEMICALS — 3.3%
A Schulman, Inc.	2,254	70,888
AdvanSix, Inc. (a)	2,256	61,634
American Vanguard Corp.	1,949	32,353
Ashland Global Holdings, Inc.	4,811	595,650
Balchem Corp.	2,397	197,561
Cabot Corp.	4,760	285,172
Calgon Carbon Corp.	3,818	55,743
Chemours Co.	14,024	539,924
Flotek Industries, Inc. (a) (b)	3,968	50,751
FutureFuel Corp.	1,718	24,361
Hawkins, Inc.	698	34,202
HB Fuller Co.	3,857	198,867
Ingevity Corp. (a)	3,219	195,876
Innophos Holdings, Inc.	1,486	80,199
Innospec, Inc.	1,856	120,176
Koppers Holdings, Inc. (a)	1,546	65,473
Kraton Corp. (a)	2,291	70,838
LSB Industries, Inc. (a)	1,542	14,464
Minerals Technologies, Inc.	2,647	202,760
NewMarket Corp.	686	310,916
Olin Corp.	12,696	417,318
PolyOne Corp.	6,313	215,210
Quaker Chemical Corp.	1,024	134,820
Rayonier Advanced Materials, Inc.	3,233	43,484
RPM International, Inc.	10,246	563,837
Scotts Miracle-Gro Co.	3,353	313,137
Sensient Technologies Corp.	3,428	271,703
Stepan Co.	1,509	118,924
Tredegar Corp.	1,920	33,696
Valspar Corp.	5,628	624,370

		5,944,307

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	4,251	185,344
Brady Corp. Class A	3,578	138,290
Brink’s Co.	3,468	185,365
Clean Harbors, Inc. (a)	4,021	223,648
Copart, Inc. (a)	7,782	481,939
Deluxe Corp.	3,734	269,483
Essendant, Inc.	2,855	43,253
Healthcare Services Group, Inc.	5,552	239,236
Herman Miller, Inc.	4,535	143,079
HNI Corp.	3,395	156,476
Interface, Inc.	4,875	92,869
LSC Communications, Inc.	2,472	62,196
Matthews International Corp. Class A	2,434	164,660
Mobile Mini, Inc.	3,354	102,297
MSA Safety, Inc.	2,452	173,332
Multi-Color Corp.	987	70,077

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Pitney Bowes, Inc.	14,304	$187,525
Rollins, Inc.	7,364	273,425
RR Donnelley & Sons Co.	5,257	63,662
Team, Inc. (a)	2,167	58,617
Tetra Tech, Inc.	4,322	176,554
UniFirst Corp.	1,150	162,667
US Ecology, Inc.	1,705	79,879
Viad Corp.	1,521	68,749

		3,802,622

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	3,718	77,148
ARRIS International PLC (a)	14,531	384,345
Bel Fuse, Inc. Class B	678	17,323
Black Box Corp.	1,147	10,266
Brocade Communications Systems, Inc.	31,238	389,850
CalAmp Corp. (a)	2,726	45,770
Ciena Corp. (a)	10,878	256,830
Comtech Telecommunications Corp.	1,806	26,620
Digi International, Inc. (a)	2,025	24,098
Harmonic, Inc. (a)	5,834	34,712
InterDigital, Inc.	2,611	225,329
Ixia (a)	4,990	98,053
Lumentum Holdings, Inc. (a)	4,271	227,858
NETGEAR, Inc. (a)	2,525	125,114
NetScout Systems, Inc. (a)	7,072	268,382
Plantronics, Inc.	2,536	137,223
ViaSat, Inc. (a)	4,067	259,556
Viavi Solutions, Inc. (a)	17,503	187,632

		2,796,109

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	11,930	424,589
Aegion Corp. (a)	2,610	59,795
Comfort Systems USA, Inc.	2,849	104,416
Dycom Industries, Inc. (a)	2,443	227,077
EMCOR Group, Inc.	4,605	289,885
Granite Construction, Inc.	3,046	152,879
KBR, Inc.	10,930	164,278
MYR Group, Inc. (a)	1,224	50,184
Orion Group Holdings, Inc. (a)	2,188	16,344
Valmont Industries, Inc.	1,721	267,615

		1,757,062

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	3,661	355,630
Headwaters, Inc. (a)	5,789	135,926
US Concrete, Inc. (a)	1,137	73,393

		564,949

CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a)	1,727	53,192
Enova International, Inc. (a)	1,901	28,230
EZCORP, Inc. Class A (a)	3,699	30,147
Firstcash, Inc.	3,645	179,152
Green Dot Corp. Class A (a)	3,410	113,757
PRA Group, Inc. (a)	3,467	114,931
SLM Corp. (a)	32,887	397,933
World Acceptance Corp. (a)	448	23,197

		940,539

CONTAINERS & PACKAGING — 1.3%
AptarGroup, Inc.	4,805	369,937
Bemis Co., Inc.	7,049	344,414
Greif, Inc. Class A	1,972	108,638
Myers Industries, Inc.	1,704	27,008
Owens-Illinois, Inc. (a)	12,426	253,242
Packaging Corp. of America	7,238	663,146
Silgan Holdings, Inc.	2,853	169,354
Sonoco Products Co.	7,562	400,181

		2,335,920

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	3,520	109,789
Pool Corp.	3,110	371,116

		480,905

DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	1,161	26,587
Capella Education Co.	920	78,223
Career Education Corp. (a)	4,986	43,378
DeVry Education Group, Inc.	4,372	154,988
Graham Holdings Co. Class B	357	214,039
Regis Corp. (a)	2,660	31,175
Service Corp. International	14,403	444,765
Sotheby’s (a)	3,506	159,453
Strayer Education, Inc.	772	62,138

		1,214,746

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	860	60,561
Cincinnati Bell, Inc. (a)	3,175	56,198
Cogent Communications Holdings, Inc.	3,111	133,929
Consolidated Communications Holdings, Inc.	3,803	89,066
Frontier Communications Corp. (b)	90,100	192,814
General Communication, Inc. Class A (a)	1,938	40,310
Iridium Communications, Inc. (a) (b)	6,101	58,875
Lumos Networks Corp. (a)	1,806	31,966

		663,719

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	3,800	257,298
El Paso Electric Co.	3,072	155,136
Great Plains Energy, Inc.	16,502	482,188
Hawaiian Electric Industries, Inc.	8,353	278,238
IDACORP, Inc.	3,909	324,291
OGE Energy Corp.	15,251	533,480
PNM Resources, Inc.	6,082	225,034
Westar Energy, Inc.	10,902	591,652

		2,847,317

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	1,939	115,370
Encore Wire Corp.	1,546	71,116
EnerSys	3,319	262,002
General Cable Corp.	3,686	66,164
Hubbell, Inc.	3,992	479,240
Powell Industries, Inc.	648	22,317
Regal Beloit Corp.	3,461	261,825
Vicor Corp. (a)	1,242	19,996

		1,298,030

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Agilysys, Inc. (a)	1,135	$10,726
Anixter International, Inc. (a)	2,234	177,156
Arrow Electronics, Inc. (a)	6,778	497,573
Avnet, Inc.	9,854	450,919
Badger Meter, Inc.	2,210	81,218
Belden, Inc.	3,221	222,861
Benchmark Electronics, Inc. (a)	3,728	118,550
Cognex Corp.	6,543	549,285
Coherent, Inc. (a)	1,880	386,603
CTS Corp.	2,494	53,122
Daktronics, Inc.	2,942	27,802
Electro Scientific Industries, Inc. (a)	2,244	15,641
ePlus, Inc. (a)	468	63,203
Fabrinet (a)	2,854	119,954
FARO Technologies, Inc. (a)	1,256	44,902
II-VI, Inc. (a)	4,128	148,814
Insight Enterprises, Inc. (a)	2,696	110,779
IPG Photonics Corp. (a)	2,911	351,358
Itron, Inc. (a)	2,570	155,999
Jabil Circuit, Inc.	13,959	403,694
Keysight Technologies, Inc. (a)	13,962	504,587
Knowles Corp. (a)	6,740	127,723
Littelfuse, Inc.	1,776	284,000
Methode Electronics, Inc.	2,767	126,175
MTS Systems Corp.	1,318	72,556
National Instruments Corp.	8,197	266,894
OSI Systems, Inc. (a)	1,429	104,303
Park Electrochemical Corp.	1,469	26,236
Plexus Corp. (a)	2,538	146,696
Rogers Corp. (a)	1,389	119,274
Sanmina Corp. (a)	5,736	232,882
ScanSource, Inc. (a)	1,883	73,908
SYNNEX Corp.	2,201	246,380
Tech Data Corp. (a)	2,679	251,558
Trimble, Inc. (a)	19,334	618,881
TTM Technologies, Inc. (a)	6,463	104,248
VeriFone Systems, Inc. (a)	8,637	161,771
Vishay Intertechnology, Inc.	10,212	167,987
Zebra Technologies Corp. Class A (a)	4,061	370,566

		7,996,784

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	5,315	65,906
Atwood Oceanics, Inc. (a)	5,668	54,016
Bristow Group, Inc.	2,540	38,633
CARBO Ceramics, Inc. (a)	1,450	18,908
Diamond Offshore Drilling, Inc. (a) (b)	4,921	82,230
Dril-Quip, Inc. (a)	2,921	159,341
Ensco PLC Class A	23,257	208,150
Era Group, Inc. (a)	1,498	19,863
Exterran Corp. (a)	2,340	73,593
Geospace Technologies Corp. (a)	1,000	16,230
Gulf Island Fabrication, Inc.	999	11,538
Helix Energy Solutions Group, Inc. (a)	10,263	79,744
Hornbeck Offshore Services, Inc. (a) (b)	2,188	9,693
Matrix Service Co. (a)	2,049	33,809
Nabors Industries, Ltd.	21,835	285,383
Newpark Resources, Inc. (a)	6,353	51,459

Noble Corp. PLC	18,321	113,407
Oceaneering International, Inc.	7,441	201,502
Oil States International, Inc. (a)	3,927	130,180
Patterson-UTI Energy, Inc.	12,706	308,375
Pioneer Energy Services Corp. (a)	5,954	23,816
Rowan Cos. PLC Class A (a)	9,453	147,278
SEACOR Holdings, Inc. (a)	1,249	86,418
Superior Energy Services, Inc. (a)	11,756	167,641
Tesco Corp. (a)	3,523	28,360
TETRA Technologies, Inc. (a)	8,891	36,186
Tidewater, Inc. (a) (b)	3,536	4,066
Unit Corp. (a)	3,885	93,862
US Silica Holdings, Inc.	5,644	270,856

		2,820,443

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
CoreCivic, Inc. REIT	8,995	282,623
Cousins Properties, Inc. REIT	32,099	265,459
Parkway, Inc. REIT	3,239	64,423
Quality Care Properties, Inc. REIT (a)	7,051	132,982
Uniti Group, Inc. REIT (a)	10,713	276,931

		1,022,418

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	2,033	77,051
Casey’s General Stores, Inc.	2,976	334,056
SpartanNash Co.	2,846	99,581
Sprouts Farmers Market, Inc. (a)	10,039	232,102
SUPERVALU, Inc. (a)	20,071	77,474
United Natural Foods, Inc. (a)	3,864	167,041

		987,305

FOOD PRODUCTS — 2.6%
B&G Foods, Inc.	5,082	204,550
Cal-Maine Foods, Inc. (b)	2,239	82,395
Calavo Growers, Inc.	1,221	73,993
Darling Ingredients, Inc. (a)	12,413	180,237
Dean Foods Co.	6,901	135,674
Flowers Foods, Inc.	14,063	272,963
Hain Celestial Group, Inc. (a)	7,963	296,224
Ingredion, Inc.	5,453	656,705
J&J Snack Foods Corp.	1,126	152,640
John B Sanfilippo & Son, Inc.	700	51,233
Lamb Weston Holdings, Inc.	10,587	445,289
Lancaster Colony Corp.	1,492	192,229
Post Holdings, Inc. (a)	4,884	427,448
Sanderson Farms, Inc.	1,500	155,760
Seneca Foods Corp. Class A (a)	511	18,447
Snyder’s-Lance, Inc.	6,539	263,587
Tootsie Roll Industries, Inc. (b)	1,403	52,398
TreeHouse Foods, Inc. (a)	4,400	372,504
WhiteWave Foods Co. (a)	13,601	763,696

		4,797,972

GAS UTILITIES — 1.9%
Atmos Energy Corp.	8,011	632,789
National Fuel Gas Co.	6,498	387,411
New Jersey Resources Corp.	6,609	261,716
Northwest Natural Gas Co.	2,186	129,193
ONE Gas, Inc.	3,959	267,628

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

South Jersey Industries, Inc.	6,080	$216,752
Southwest Gas Holdings, Inc.	3,623	300,383
Spire, Inc.	3,529	238,208
UGI Corp.	13,198	651,981
WGL Holdings, Inc.	3,962	326,984

		3,413,045

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abaxis, Inc.	1,698	82,353
Abiomed, Inc. (a)	3,109	389,247
Align Technology, Inc. (a)	5,800	665,318
Analogic Corp.	941	71,422
AngioDynamics, Inc. (a)	2,400	41,640
Anika Therapeutics, Inc. (a)	1,097	47,654
Cantel Medical Corp.	2,744	219,794
CONMED Corp.	1,864	82,780
CryoLife, Inc. (a)	1,963	32,684
Globus Medical, Inc. Class A (a)	5,480	162,318
Haemonetics Corp. (a)	3,973	161,185
Halyard Health, Inc. (a)	3,520	134,077
Hill-Rom Holdings, Inc.	4,528	319,677
ICU Medical, Inc. (a)	1,190	181,713
Inogen, Inc. (a)	1,242	96,330
Integer Holdings Corp. (a)	2,122	85,304
Integra LifeSciences Holdings Corp. (a)	4,602	193,882
Invacare Corp.	2,350	27,965
LivaNova PLC (a)	3,311	162,272
Masimo Corp. (a)	3,454	322,120
Meridian Bioscience, Inc.	3,151	43,484
Merit Medical Systems, Inc. (a)	3,811	110,138
Natus Medical, Inc. (a)	2,498	98,046
Neogen Corp. (a)	2,891	189,505
NuVasive, Inc. (a)	3,906	291,700
OraSure Technologies, Inc. (a)	4,300	55,599
Orthofix International NV (a)	1,300	49,595
ResMed, Inc.	10,814	778,284
STERIS PLC	6,501	451,559
Surmodics, Inc. (a)	982	23,617
Teleflex, Inc.	3,404	659,457
Varex Imaging Corp. (a)	2,782	93,475
West Pharmaceutical Services, Inc.	5,612	457,995
Zeltiq Aesthetics, Inc. (a)	2,791	155,208

		6,937,397

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aceto Corp.	2,288	36,173
Adeptus Health, Inc. Class A (a) (b)	1,161	2,090
Air Methods Corp. (a)	2,556	109,908
Almost Family, Inc. (a)	951	46,219
Amedisys, Inc. (a)	2,089	106,727
AMN Healthcare Services, Inc. (a)	3,675	149,205
BioTelemetry, Inc. (a)	2,117	61,287
Chemed Corp.	1,247	227,814
Community Health Systems, Inc. (a)	8,551	75,847
CorVel Corp. (a)	776	33,756
Cross Country Healthcare, Inc. (a)	2,430	34,895
Diplomat Pharmacy, Inc. (a)	3,276	52,252
Ensign Group, Inc.	3,532	66,402
HealthEquity, Inc. (a)	3,351	142,250
HealthSouth Corp.	6,838	292,735

Kindred Healthcare, Inc.	6,409	53,515
Landauer, Inc.	703	34,271
LHC Group, Inc. (a)	1,159	62,470
LifePoint Health, Inc. (a)	3,025	198,138
Magellan Health, Inc. (a)	1,834	126,638
MEDNAX, Inc. (a)	7,139	495,304
Molina Healthcare, Inc. (a)	3,244	147,926
Owens & Minor, Inc.	4,632	160,267
PharMerica Corp. (a)	2,334	54,616
Providence Service Corp. (a)	966	42,929
Quorum Health Corp. (a)	2,292	12,468
Select Medical Holdings Corp. (a)	8,026	107,147
Tenet Healthcare Corp. (a)	6,023	106,667
Tivity Health, Inc. (a)	2,639	76,795
UnitedHealth Group, Inc.	1	87
US Physical Therapy, Inc.	963	62,884
VCA, Inc. (a)	6,215	568,672
WellCare Health Plans, Inc. (a)	3,350	469,704

		4,218,058

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	14,080	178,534
Computer Programs & Systems, Inc. (b)	772	21,616
HealthStream, Inc. (a)	1,845	44,704
HMS Holdings Corp. (a)	6,366	129,421
Medidata Solutions, Inc. (a)	4,213	243,048
Omnicell, Inc. (a)	2,906	118,129
Quality Systems, Inc. (a)	3,442	52,456

		787,908

HOTELS, RESTAURANTS & LEISURE — 2.8%
Belmond, Ltd. Class A (a)	6,443	77,960
Biglari Holdings, Inc. (a)	77	33,262
BJ’s Restaurants, Inc. (a)	1,431	57,812
Bob Evans Farms, Inc.	1,473	95,554
Boyd Gaming Corp. (a)	6,416	141,216
Brinker International, Inc.	3,718	163,443
Buffalo Wild Wings, Inc. (a)	1,388	212,017
Cheesecake Factory, Inc.	3,443	218,148
Churchill Downs, Inc.	936	148,684
Chuy’s Holdings, Inc. (a)	1,217	36,267
Cracker Barrel Old Country Store, Inc. (b)	1,807	287,765
Dave & Buster’s Entertainment, Inc. (a)	2,874	175,573
DineEquity, Inc.	1,247	67,862
Domino’s Pizza, Inc.	3,706	683,016
Dunkin’ Brands Group, Inc.	7,060	386,041
El Pollo Loco Holdings, Inc. (a)	1,584	18,929
Fiesta Restaurant Group, Inc. (a)	2,042	49,416
ILG, Inc.	8,148	170,782
International Speedway Corp. Class A	2,012	74,343
Jack in the Box, Inc.	2,464	250,638
Marcus Corp.	1,385	44,459
Marriott Vacations Worldwide Corp.	1,853	185,170
Monarch Casino & Resort, Inc. (a)	827	24,430
Panera Bread Co. Class A (a)	1,646	431,038
Papa John’s International, Inc.	2,053	164,322
Penn National Gaming, Inc. (a)	6,300	116,109
Red Robin Gourmet Burgers, Inc. (a)	940	54,943
Ruby Tuesday, Inc. (a)	4,652	13,072

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc.	2,369	$47,498
Scientific Games Corp. Class A (a)	3,865	91,407
Shake Shack, Inc. Class A (a)	1,404	46,894
Sonic Corp.	3,442	87,289
Texas Roadhouse, Inc.	4,932	219,622
Wendy’s Co.	15,031	204,572
Wingstop, Inc.	2,215	62,640

		5,142,193

HOUSEHOLD DURABLES — 1.7%
CalAtlantic Group, Inc.	5,489	205,563
Cavco Industries, Inc. (a)	615	71,586
Ethan Allen Interiors, Inc.	1,915	58,695
Helen of Troy, Ltd. (a)	2,118	199,516
Installed Building Products, Inc. (a)	1,508	79,547
iRobot Corp. (a)	2,057	136,050
KB Home	6,279	124,826
La-Z-Boy, Inc.	3,724	100,548
LGI Homes, Inc. (a) (b)	1,297	43,981
M/I Homes, Inc. (a)	1,897	46,476
MDC Holdings, Inc.	3,081	92,584
Meritage Homes Corp. (a)	2,882	106,058
NVR, Inc. (a)	267	562,537
Tempur Sealy International, Inc. (a) (b)	3,771	175,201
Toll Brothers, Inc. (a)	11,253	406,346
TopBuild Corp. (a)	2,900	136,300
TRI Pointe Group, Inc. (a)	12,162	152,511
Tupperware Brands Corp.	3,908	245,110
Universal Electronics, Inc. (a)	1,104	75,624
William Lyon Homes Class A (a)	1,788	36,869

		3,055,928

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	756	28,025
Central Garden & Pet Co. Class A (a)	2,607	90,515
Energizer Holdings, Inc.	4,765	265,649
WD-40 Co.	1,050	114,397

		498,586

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,996	531,624
Raven Industries, Inc.	2,691	78,174

		609,798

INSURANCE — 4.4%
Alleghany Corp. (a)	1,161	713,620
American Equity Investment Life Holding Co.	6,824	161,251
American Financial Group, Inc.	5,602	534,543
AMERISAFE, Inc.	1,498	97,220
Aspen Insurance Holdings, Ltd.	4,582	238,493
Brown & Brown, Inc.	8,815	367,762
CNO Financial Group, Inc.	13,311	272,875
eHealth, Inc. (a)	1,260	15,170
Employers Holdings, Inc.	2,470	93,737
Everest Re Group, Ltd.	3,177	742,814
First American Financial Corp.	8,383	329,284
Genworth Financial, Inc. Class A (a)	37,600	154,912
Hanover Insurance Group, Inc.	3,227	290,624
HCI Group, Inc.	601	27,394
Horace Mann Educators Corp.	3,052	125,285

Infinity Property & Casualty Corp.	840	80,220
Kemper Corp.	3,676	146,672
Maiden Holdings, Ltd.	5,639	78,946
Mercury General Corp.	2,820	171,992
Navigators Group, Inc.	1,670	90,681
Old Republic International Corp.	18,763	384,266
Primerica, Inc.	3,483	286,303
ProAssurance Corp.	4,094	246,663
Reinsurance Group of America, Inc.	4,933	626,392
RenaissanceRe Holdings, Ltd.	3,182	460,276
RLI Corp.	2,907	174,478
Safety Insurance Group, Inc.	1,115	78,162
Selective Insurance Group, Inc.	4,397	207,319
Stewart Information Services Corp.	1,725	76,211
United Fire Group, Inc.	1,594	68,175
United Insurance Holdings Corp.	1,355	21,612
Universal Insurance Holdings, Inc.	2,498	61,201
WR Berkley Corp.	7,458	526,759

		7,951,312

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	1,339	26,967
HSN, Inc.	2,447	90,784
Nutrisystem, Inc.	2,289	127,040
PetMed Express, Inc.	1,577	31,761
Shutterfly, Inc. (a)	2,628	126,906

		403,458

INTERNET SOFTWARE & SERVICES — 0.7%
Blucora, Inc. (a)	2,964	51,277
DHI Group, Inc. (a)	3,526	13,928
j2 Global, Inc.	3,727	312,733
Liquidity Services, Inc. (a)	1,884	15,072
LivePerson, Inc. (a)	3,919	26,845
LogMeIn, Inc.	4,034	393,315
NIC, Inc.	4,619	93,304
QuinStreet, Inc. (a)	2,129	8,303
Shutterstock, Inc. (a)	1,472	60,867
SPS Commerce, Inc. (a)	1,332	77,909
Stamps.com, Inc. (a)	1,192	141,073
WebMD Health Corp. (a)	2,868	151,086
XO Group, Inc. (a)	1,869	32,165

		1,377,877

IT SERVICES — 3.3%
Acxiom Corp. (a)	6,004	170,934
Broadridge Financial Solutions, Inc.	9,050	614,947
CACI International, Inc. Class A (a)	1,881	220,641
Cardtronics PLC Class A (a)	3,434	160,540
Computer Sciences Corp.	10,764	742,824
Convergys Corp.	7,278	153,930
CoreLogic, Inc. (a)	6,515	265,291
CSG Systems International, Inc.	2,467	93,277
DST Systems, Inc.	2,468	302,330
ExlService Holdings, Inc. (a)	2,506	118,684
Forrester Research, Inc.	773	30,727
Gartner, Inc. (a)	6,348	685,521
Jack Henry & Associates, Inc.	5,945	553,479
Leidos Holdings, Inc.	10,955	560,239
ManTech International Corp. Class A	1,907	66,039
MAXIMUS, Inc.	5,001	311,062

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

NeuStar, Inc. Class A (a)	4,297	$142,446
Perficient, Inc. (a)	2,704	46,941
Science Applications International Corp.	3,394	252,514
Sykes Enterprises, Inc. (a)	2,927	86,054
TeleTech Holdings, Inc.	1,162	34,395
Virtusa Corp. (a)	2,021	61,075
WEX, Inc. (a)	2,911	301,288

		5,975,178

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	6,810	416,772
Callaway Golf Co.	7,079	78,364
Nautilus, Inc. (a)	2,316	42,267
Polaris Industries, Inc. (b)	4,547	381,039
Sturm Ruger & Co., Inc. (b)	1,392	74,542
Vista Outdoor, Inc. (a)	4,424	91,090

		1,084,074

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Albany Molecular Research, Inc. (a)	1,678	23,542
Bio-Rad Laboratories, Inc. Class A (a)	1,584	315,755
Bio-Techne Corp.	2,825	287,161
Cambrex Corp. (a)	2,500	137,625
Charles River Laboratories International, Inc. (a)	3,678	330,836
Luminex Corp.	2,935	53,916
PAREXEL International Corp. (a)	4,072	256,984

		1,405,819

MACHINERY — 4.9%
Actuant Corp. Class A	4,440	116,994
AGCO Corp.	5,073	305,293
Alamo Group, Inc.	760	57,904
Albany International Corp. Class A	2,154	99,192
Astec Industries, Inc.	1,474	90,644
Barnes Group, Inc.	3,822	196,222
Briggs & Stratton Corp.	3,227	72,446
Chart Industries, Inc. (a)	2,291	80,048
CIRCOR International, Inc.	1,279	76,024
Crane Co.	3,902	291,987
Donaldson Co., Inc.	10,071	458,432
EnPro Industries, Inc.	1,631	116,062
ESCO Technologies, Inc.	1,950	113,295
Federal Signal Corp.	4,528	62,532
Franklin Electric Co., Inc.	2,920	125,706
Graco, Inc.	4,341	408,662
Greenbrier Cos., Inc. (b)	2,151	92,708
Harsco Corp. (a)	6,047	77,099
Hillenbrand, Inc.	4,921	176,418
IDEX Corp.	5,874	549,278
ITT, Inc.	6,701	274,875
John Bean Technologies Corp.	2,453	215,741
Joy Global, Inc.	7,668	216,621
Kennametal, Inc.	6,071	238,165
Lincoln Electric Holdings, Inc.	4,732	411,022
Lindsay Corp.	791	69,703
Lydall, Inc. (a)	1,313	70,377
Mueller Industries, Inc.	4,370	149,585
Nordson Corp.	4,129	507,206
Oshkosh Corp.	5,742	393,844
Proto Labs, Inc. (a)	1,874	95,761

SPX Corp. (a)	3,157	76,557
SPX FLOW, Inc. (a)	3,169	109,996
Standex International Corp.	994	99,549
Tennant Co.	1,396	101,419
Terex Corp.	8,076	253,586
Timken Co.	5,374	242,905
Titan International, Inc.	3,767	38,951
Toro Co.	8,284	517,419
Trinity Industries, Inc.	11,717	311,086
Wabash National Corp.	4,586	94,884
Wabtec Corp.	6,724	524,472
Watts Water Technologies, Inc. Class A	2,155	134,364
Woodward, Inc.	4,207	285,739

		9,000,773

MARINE — 0.2%
Kirby Corp. (a)	4,149	292,712
Matson, Inc.	3,261	103,569

		396,281

MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	4,432	260,070
Cable One, Inc.	348	217,316
Cinemark Holdings, Inc.	8,115	359,819
EW Scripps Co. Class A (a)	4,386	102,808
Gannett Co., Inc.	8,803	73,769
John Wiley & Sons, Inc. Class A	3,473	186,847
Live Nation Entertainment, Inc. (a)	10,162	308,620
Meredith Corp.	2,820	182,172
New Media Investment Group, Inc.	3,995	56,769
New York Times Co. Class A	9,243	133,099
Scholastic Corp.	2,000	85,140
Time, Inc.	7,640	147,834
World Wrestling Entertainment, Inc. Class A	3,007	66,815

		2,181,078

METALS & MINING — 1.8%
AK Steel Holding Corp. (a)	23,804	171,151
Allegheny Technologies, Inc.	8,197	147,218
Carpenter Technology Corp.	3,521	131,333
Century Aluminum Co. (a)	3,704	47,004
Commercial Metals Co.	8,709	166,603
Compass Minerals International, Inc.	2,566	174,103
Haynes International, Inc.	963	36,710
Kaiser Aluminum Corp.	1,381	110,342
Materion Corp.	1,522	51,063
Olympic Steel, Inc.	725	13,456
Reliance Steel & Aluminum Co.	5,584	446,832
Royal Gold, Inc.	5,037	352,842
Steel Dynamics, Inc.	18,544	644,589
Stillwater Mining Co. (a)	9,154	158,090
SunCoke Energy, Inc. (a)	4,877	43,698
TimkenSteel Corp. (a)	2,933	55,463
United States Steel Corp.	13,326	450,552
Worthington Industries, Inc.	3,317	149,563

		3,350,612

MULTI-UTILITIES — 0.8%
Avista Corp.	4,916	191,970
Black Hills Corp.	4,074	270,799

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MDU Resources Group, Inc.	14,938	$408,853
NorthWestern Corp.	3,737	219,362
Vectren Corp.	6,296	369,008

		1,459,992

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	3,392	165,123
Dillard’s, Inc. Class A (b)	1,998	104,375
Fred’s, Inc. Class A (b)	2,657	34,807
JC Penney Co., Inc. (a) (b)	23,216	143,011
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,590	120,265
Tuesday Morning Corp. (a)	3,363	12,611

		580,192

OIL, GAS & CONSUMABLE FUELS — 1.8%
Bill Barrett Corp. (a)	5,836	26,554
Carrizo Oil & Gas, Inc. (a)	4,640	132,982
Cloud Peak Energy, Inc. (a)	5,935	27,182
CONSOL Energy, Inc.	13,360	224,181
Contango Oil & Gas Co. (a)	1,727	12,642
Denbury Resources, Inc. (a)	30,040	77,503
Energen Corp. (a)	7,398	402,747
Green Plains, Inc.	2,653	65,662
Gulfport Energy Corp. (a)	12,242	210,440
HollyFrontier Corp.	13,589	385,112
Northern Oil and Gas, Inc. (a) (b)	3,087	8,026
PDC Energy, Inc. (a)	4,300	268,105
QEP Resources, Inc. (a)	18,126	230,382
REX American Resources Corp. (a)	463	41,897
SM Energy Co.	7,568	181,783
SRC Energy, Inc. (a)	15,266	128,845
Western Refining, Inc.	6,086	213,436
World Fuel Services Corp.	5,290	191,763
WPX Energy, Inc. (a)	30,364	406,574

		3,235,816

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,874	76,736
Clearwater Paper Corp. (a)	1,276	71,456
Deltic Timber Corp.	772	60,309
Domtar Corp.	4,801	175,332
KapStone Paper and Packaging Corp.	6,636	153,292
Louisiana-Pacific Corp. (a)	11,105	275,626
Neenah Paper, Inc.	1,319	98,529
PH Glatfelter Co.	3,262	70,916
Schweitzer-Mauduit International, Inc.	2,379	98,538

		1,080,734

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	33,005	145,222
Edgewell Personal Care Co. (a)	4,358	318,744
Inter Parfums, Inc.	1,314	48,027
Medifast, Inc.	880	39,045
Nu Skin Enterprises, Inc. Class A	3,894	216,273

		767,311

PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)	6,640	159,891
Amphastar Pharmaceuticals, Inc. (a)	2,672	38,744
ANI Pharmaceuticals, Inc. (a)	633	31,340
Catalent, Inc. (a)	9,446	267,511
Depomed, Inc. (a)	4,672	58,634

Endo International PLC (a)	14,952	166,864
Heska Corp. (a)	500	52,487
Impax Laboratories, Inc. (a)	5,551	70,220
Innoviva, Inc. (a)	5,981	82,717
Lannett Co., Inc. (a) (b)	2,136	47,740
Medicines Co. (a)	5,517	269,781
Nektar Therapeutics (a)	11,842	277,932
Phibro Animal Health Corp. Class A	1,406	39,509
Prestige Brands Holdings, Inc. (a)	4,001	222,296
SciClone Pharmaceuticals, Inc. (a)	3,814	37,377
Sucampo Pharmaceuticals, Inc. Class A (a)	1,894	20,834
Supernus Pharmaceuticals, Inc. (a)	3,817	119,472

		1,963,349

PROFESSIONAL SERVICES — 1.1%
CDI Corp. (a)	1,024	8,755
CEB, Inc.	2,510	197,286
Exponent, Inc.	1,958	116,599
FTI Consulting, Inc. (a)	3,245	133,597
Heidrick & Struggles International, Inc.	1,395	36,758
Insperity, Inc.	1,478	131,025
Kelly Services, Inc. Class A	2,261	49,425
Korn/Ferry International.	4,342	136,730
ManpowerGroup, Inc.	5,143	527,517
Navigant Consulting, Inc. (a)	3,607	82,456
On Assignment, Inc. (a)	3,702	179,658
Resources Connection, Inc.	2,336	39,128
TrueBlue, Inc. (a)	3,236	88,505
WageWorks, Inc. (a)	2,802	202,585

		1,930,024

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Acadia Realty Trust.	6,515	195,841
Agree Realty Corp. REIT	2,029	97,311
American Assets Trust, Inc. REIT	3,197	133,762
American Campus Communities, Inc.	10,191	484,990
Camden Property Trust	6,701	539,162
Capstead Mortgage Corp. REIT	7,259	76,510
Care Capital Properties, Inc.	6,370	171,162
CareTrust REIT, Inc.	5,076	85,378
Cedar Realty Trust, Inc.	5,761	28,920
Chesapeake Lodging Trust	4,532	108,587
CoreSite Realty Corp. REIT	2,640	237,732
Corporate Office Properties Trust	7,547	249,806
CyrusOne, Inc. REIT	5,682	292,453
DCT Industrial Trust, Inc. REIT	7,052	339,342
DiamondRock Hospitality Co.	15,152	168,945
Douglas Emmett, Inc.	11,157	428,429
Duke Realty Corp.	27,162	713,546
EastGroup Properties, Inc.	2,581	189,781
Education Realty Trust, Inc.	5,613	229,291
EPR Properties	4,912	361,671
First Industrial Realty Trust, Inc. REIT	9,013	240,016
Four Corners Property Trust, Inc. REIT	4,654	106,251
Franklin Street Properties Corp. REIT	8,029	97,472
GEO Group, Inc. REIT	6,234	289,071
Getty Realty Corp.	2,050	51,803
Government Properties Income Trust REIT	5,400	113,022

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Healthcare Realty Trust, Inc. REIT	8,934	$290,355
Hersha Hospitality Trust	3,116	58,550
Highwoods Properties, Inc.	7,767	381,593
Hospitality Properties Trust	12,544	395,512
Kilroy Realty Corp. REIT	7,519	541,969
Kite Realty Group Trust REIT	6,309	135,643
Lamar Advertising Co. Class A	6,313	471,834
LaSalle Hotel Properties	8,581	248,420
Lexington Realty Trust REIT	16,651	166,177
Liberty Property Trust REIT	11,260	434,073
Life Storage, Inc. REIT	3,537	290,458
LTC Properties, Inc.	3,030	145,137
Mack-Cali Realty Corp. REIT	6,800	183,192
Medical Properties Trust, Inc. REIT	24,580	316,836
National Retail Properties, Inc.	11,311	493,386
Omega Healthcare Investors, Inc.	15,029	495,807
Pennsylvania Real Estate Investment Trust	5,214	78,940
Potlatch Corp. REIT	3,069	140,253
PS Business Parks, Inc. REIT	1,476	169,386
Rayonier, Inc.	9,311	263,874
Retail Opportunity Investments Corp. REIT	8,230	173,077
Sabra Health Care REIT, Inc.	4,953	138,337
Saul Centers, Inc. REIT	878	54,102
Senior Housing Properties Trust	18,165	367,841
Summit Hotel Properties, Inc. REIT	7,089	113,282
Tanger Factory Outlet Centers, Inc.	7,419	243,121
Taubman Centers, Inc.	4,593	303,230
Universal Health Realty Income Trust REIT	963	62,113
Urban Edge Properties	6,961	183,074
Urstadt Biddle Properties, Inc. Class A, REIT	2,169	44,595
Washington Prime Group, Inc. REIT	13,932	121,069
Weingarten Realty Investors REIT	9,075	303,014

		13,838,504

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc.	3,470	154,484
Forestar Group, Inc. (a)	2,672	36,473
HFF, Inc. Class A	2,641	73,076
Jones Lang LaSalle, Inc.	3,435	382,831
RE/MAX Holdings, Inc. Class A	1,351	80,317

		727,181

ROAD & RAIL — 1.0%
ArcBest Corp.	1,783	46,358
Avis Budget Group, Inc. (a)	6,658	196,944
Celadon Group, Inc.	1,857	12,163
Genesee & Wyoming, Inc. Class A (a)	4,734	321,249
Heartland Express, Inc.	3,246	65,082
Knight Transportation, Inc.	5,048	158,255
Landstar System, Inc.	3,232	276,821
Marten Transport, Ltd.	1,733	40,639
Old Dominion Freight Line, Inc.	5,343	457,200
Roadrunner Transportation Systems, Inc. (a)	2,280	15,664
Saia, Inc. (a)	1,921	85,100

Werner Enterprises, Inc.	3,395	88,949

		1,764,424

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc. (a)	3,028	207,600
Brooks Automation, Inc.	5,209	116,682
Cabot Microelectronics Corp.	1,881	144,103
CEVA, Inc. (a)	1,574	55,877
Cirrus Logic, Inc. (a)	4,955	300,719
Cohu, Inc.	1,980	36,551
Cree, Inc. (a)	7,510	200,742
Cypress Semiconductor Corp.	25,107	345,472
Diodes, Inc. (a)	2,911	70,010
DSP Group, Inc. (a)	1,694	20,328
Exar Corp. (a)	3,333	43,362
First Solar, Inc. (a) (b)	6,000	162,600
Integrated Device Technology, Inc. (a)	10,109	239,280
Kopin Corp. (a)	4,811	19,725
Kulicke & Soffa Industries, Inc. (a)	5,295	107,594
Microsemi Corp. (a)	8,857	456,401
MKS Instruments, Inc.	4,128	283,800
Monolithic Power Systems, Inc.	2,881	265,340
Nanometrics, Inc. (a)	1,905	58,026
Power Integrations, Inc.	2,240	147,280
Rambus, Inc. (a)	8,296	109,009
Rudolph Technologies, Inc. (a)	2,324	52,058
Semtech Corp. (a)	4,963	167,749
Silicon Laboratories, Inc. (a)	3,200	235,360
Synaptics, Inc. (a)	2,656	131,499
Teradyne, Inc.	15,327	476,670
Ultratech, Inc. (a)	1,816	53,790
Veeco Instruments, Inc. (a)	3,076	91,819
Versum Materials, Inc. (a)	8,308	254,225
Xperi Corp.	3,816	129,553

		4,983,224

SOFTWARE — 3.6%
8x8, Inc. (a)	6,804	103,761
ACI Worldwide, Inc. (a)	9,006	192,638
ANSYS, Inc. (a)	6,515	696,258
Blackbaud, Inc.	3,677	281,916
Bottomline Technologies de, Inc. (a)	2,809	66,433
Cadence Design Systems, Inc. (a)	21,695	681,223
CDK Global, Inc.	11,059	718,946
CommVault Systems, Inc. (a)	3,155	160,274
Ebix, Inc. (b)	1,749	107,126
Fair Isaac Corp.	2,342	302,001
Fortinet, Inc. (a)	11,458	439,414
Manhattan Associates, Inc. (a)	5,391	280,602
MicroStrategy, Inc. Class A (a)	715	134,277
Monotype Imaging Holdings, Inc.	3,089	62,089
Progress Software Corp.	3,741	108,676
PTC, Inc. (a)	8,822	463,596
Qualys, Inc. (a)	2,268	85,957
Synchronoss Technologies, Inc. (a)	3,229	78,788
Take-Two Interactive Software, Inc. (a)	7,769	460,469
TiVo Corp.	9,330	174,937
Tyler Technologies, Inc. (a)	2,592	400,619
Ultimate Software Group, Inc. (a)	2,298	448,593

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

VASCO Data Security International, Inc. (a)	2,301	$31,063

		6,479,656

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	4,855	144,388
Abercrombie & Fitch Co. Class A	5,100	60,843
American Eagle Outfitters, Inc.	13,082	183,540
Asbury Automotive Group, Inc. (a)	1,508	90,631
Ascena Retail Group, Inc. (a)	12,684	54,034
Barnes & Noble Education, Inc. (a)	2,928	28,080
Barnes & Noble, Inc.	4,096	37,888
Big 5 Sporting Goods Corp.	1,441	21,759
Buckle, Inc. (b)	2,108	39,209
Cabela’s, Inc. (a)	3,903	207,288
Caleres, Inc.	3,277	86,578
Cato Corp. Class A	1,939	42,580
Chico’s FAS, Inc.	9,725	138,095
Children’s Place, Inc.	1,429	171,551
CST Brands, Inc.	5,800	278,922
Dick’s Sporting Goods, Inc.	6,743	328,114
DSW, Inc. Class A	5,100	105,468
Express, Inc. (a)	5,843	53,230
Finish Line, Inc. Class A	3,134	44,597
Five Below, Inc. (a)	4,161	180,213
Francesca’s Holdings Corp. (a)	2,823	43,333
GameStop Corp. Class A	7,706	173,770
Genesco, Inc. (a)	1,610	89,274
Group 1 Automotive, Inc.	1,513	112,083
Guess?, Inc.	4,684	52,227
Haverty Furniture Cos., Inc.	1,477	35,965
Hibbett Sports, Inc. (a)	1,665	49,118
Kirkland’s, Inc. (a)	1,130	14,012
Lithia Motors, Inc. Class A	1,874	160,508
Lumber Liquidators Holdings, Inc. (a) (b)	2,027	42,547
MarineMax, Inc. (a)	1,886	40,832
Michaels Cos., Inc. (a)	8,100	181,359
Monro Muffler Brake, Inc.	2,454	127,853
Murphy USA, Inc. (a)	2,727	200,216
Office Depot, Inc.	39,529	184,403
Rent-A-Center, Inc. (b)	4,000	35,480
RH (a) (b)	2,911	134,663
Sally Beauty Holdings, Inc. (a)	10,853	221,835
Select Comfort Corp. (a)	3,454	85,625
Shoe Carnival, Inc.	992	24,373
Sonic Automotive, Inc. Class A	1,910	38,296
Stein Mart, Inc.	2,284	6,875
Tailored Brands, Inc.	3,686	55,069
Tile Shop Holdings, Inc.	2,463	47,413
Urban Outfitters, Inc. (a)	6,800	161,568
Vitamin Shoppe, Inc. (a)	1,800	36,270
Williams-Sonoma, Inc.	6,190	331,908
Zumiez, Inc. (a)	1,394	25,510

		5,009,393

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	8,049	120,413
Cray, Inc. (a)	3,076	67,365

Diebold Nixdorf, Inc.	5,827	178,889
Electronics For Imaging, Inc. (a)	3,539	172,809
NCR Corp. (a)	9,544	435,970
Super Micro Computer, Inc. (a)	2,894	73,363

		1,048,809

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	3,715	333,607
Crocs, Inc. (a)	5,587	39,500
Deckers Outdoor Corp. (a)	2,448	146,219
Fossil Group, Inc. (a)	3,147	54,915
G-III Apparel Group, Ltd. (a)	3,295	72,128
Iconix Brand Group, Inc. (a)	4,250	31,960
Kate Spade & Co. (a)	9,869	229,257
Movado Group, Inc.	1,235	30,813
Oxford Industries, Inc.	1,121	64,188
Perry Ellis International, Inc. (a)	939	20,170
Skechers U.S.A., Inc. Class A (a)	10,255	281,500
Steven Madden, Ltd. (a)	4,102	158,132
Unifi, Inc. (a)	1,150	32,648
Vera Bradley, Inc. (a)	1,574	14,654
Wolverine World Wide, Inc.	7,539	188,249

		1,697,940

THRIFTS & MORTGAGE FINANCE — 0.9%
Astoria Financial Corp.	6,880	141,109
Bank Mutual Corp.	3,174	29,836
BofI Holding, Inc. (a) (b)	4,354	113,770
Dime Community Bancshares, Inc.	2,358	47,867
HomeStreet, Inc. (a)	1,836	51,316
LendingTree, Inc. (a)	526	65,934
New York Community Bancorp, Inc.	37,399	522,464
Northfield Bancorp, Inc.	3,459	62,331
Northwest Bancshares, Inc.	7,717	129,954
Oritani Financial Corp.	2,919	49,623
Provident Financial Services, Inc.	4,534	117,204
TrustCo Bank Corp. NY.	7,228	56,740
Walker & Dunlop, Inc. (a)	2,134	88,966
Washington Federal, Inc.	6,867	227,298

		1,704,412

TOBACCO — 0.1%
Universal Corp.	1,943	137,467

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	2,941	181,901
DXP Enterprises, Inc. (a)	1,189	45,027
GATX Corp.	3,036	185,075
Kaman Corp.	2,077	99,966
MSC Industrial Direct Co., Inc. Class A	3,458	355,344
NOW, Inc. (a)	8,071	136,884
Veritiv Corp. (a)	900	46,620
Watsco, Inc.	2,370	339,337

		1,390,154

WATER UTILITIES — 0.4%
American States Water Co.	2,814	124,660
Aqua America, Inc.	13,578	436,533
California Water Service Group	3,626	129,992

		691,185

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	1,622	$30,818
Telephone & Data Systems, Inc.	7,106	188,380

		219,198

TOTAL COMMON STOCKS (Cost $167,139,827)		181,515,077

	Principal Amount
CORPORATE BONDS & NOTES — 0.0% (c)
METAL FABRICATE & HARDWARE — 0.0% (c)
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $20,000)	$20,000	19,825

	Shares
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0%
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	696	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	218	—
Dyax Corp. (CVR) (e)	2,607	2,894
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—

		2,894

TOTAL RIGHTS (Cost $2,894)		2,894

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g)	955,513	955,513

State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	1,957,394	1,957,394

TOTAL SHORT-TERM INVESTMENTS (Cost $2,912,907)		2,912,907

TOTAL INVESTMENTS — 101.3% (Cost $170,075,628)		184,450,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(2,431,215)

NET ASSETS — 100.0%		$182,019,488

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of securities is $0 representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of security is $2,894 representing less than 0.05% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,606,668	$—	$—	$3,606,668
Air Freight & Logistics	375,698	—	—	375,698
Airlines	1,013,885	—	—	1,013,885
Auto Components	1,847,453	—	—	1,847,453
Automobiles	410,916	—	—	410,916
Banks	14,749,859	—	—	14,749,859
Beverages	182,072	—	—	182,072
Biotechnology	1,772,798	—	—	1,772,798
Building Products	2,226,347	—	—	2,226,347
Capital Markets	4,559,894	—	—	4,559,894
Chemicals	5,944,307	—	—	5,944,307
Commercial Services & Supplies	3,802,622	—	—	3,802,622

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$2,796,109	$—	$—	$2,796,109
Construction & Engineering	1,757,062	—	—	1,757,062
Construction Materials	564,949	—	—	564,949
Consumer Finance	940,539	—	—	940,539
Containers & Packaging	2,335,920	—	—	2,335,920
Distributors	480,905	—	—	480,905
Diversified Consumer Services	1,214,746	—	—	1,214,746
Diversified Telecommunication Services	663,719	—	—	663,719
Electric Utilities	2,847,317	—	—	2,847,317
Electrical Equipment	1,298,030	—	—	1,298,030
Electronic Equipment, Instruments & Components	7,996,784	—	—	7,996,784
Energy Equipment & Services	2,820,443	—	—	2,820,443
Equity Real Estate Investment Trusts (REITs)	1,022,418	—	—	1,022,418
Food & Staples Retailing	987,305	—	—	987,305
Food Products	4,797,972	—	—	4,797,972
Gas Utilities	3,413,045	—	—	3,413,045
Health Care Equipment & Supplies	6,937,397	—	—	6,937,397
Health Care Providers & Services	4,218,058	—	—	4,218,058
Health Care Technology	787,908	—	—	787,908
Hotels, Restaurants & Leisure	5,142,193	—	—	5,142,193
Household Durables	3,055,928	—	—	3,055,928
Household Products	498,586	—	—	498,586
Industrial Conglomerates	609,798	—	—	609,798
Insurance	7,951,312	—	—	7,951,312
Internet & Catalog Retail	403,458	—	—	403,458
Internet Software & Services	1,377,877	—	—	1,377,877
IT Services	5,975,178	—	—	5,975,178
Leisure Equipment & Products	1,084,074	—	—	1,084,074
Life Sciences Tools & Services	1,405,819	—	—	1,405,819
Machinery	9,000,773	—	—	9,000,773
Marine	396,281	—	—	396,281
Media	2,181,078	—	—	2,181,078
Metals & Mining	3,350,612	—	—	3,350,612
Multi-Utilities	1,459,992	—	—	1,459,992
Multiline Retail	580,192	—	—	580,192
Oil, Gas & Consumable Fuels	3,235,816	—	—	3,235,816
Paper & Forest Products	1,080,734	—	—	1,080,734
Personal Products	767,311	—	—	767,311
Pharmaceuticals	1,963,349	—	—	1,963,349
Professional Services	1,930,024	—	—	1,930,024
Real Estate Investment Trusts (REITs)	13,838,504	—	—	13,838,504
Real Estate Management & Development	727,181	—	—	727,181
Road & Rail	1,764,424	—	—	1,764,424
Semiconductors & Semiconductor Equipment	4,983,224	—	—	4,983,224
Software	6,479,656	—	—	6,479,656
Specialty Retail	5,009,393	—	—	5,009,393
Technology Hardware, Storage & Peripherals	1,048,809	—	—	1,048,809
Textiles, Apparel & Luxury Goods	1,697,940	—	—	1,697,940
Thrifts & Mortgage Finance	1,704,412	—	—	1,704,412
Tobacco	137,467	—	—	137,467
Trading Companies & Distributors	1,390,154	—	—	1,390,154
Water Utilities	691,185	—	—	691,185
Wireless Telecommunication Services	219,198	—	—	219,198
Corporate Bonds & Notes
Metal Fabricate & Hardware	—	19,825	—	19,825

See accompanying Notes to Schedule of Investments

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Rights
Biotechnology	$—	$2,894	$0	(a)	$2,894
Short-Term Investments	2,912,907	—	—		2,912,907

TOTAL INVESTMENTS	$184,427,984	$22,719	$0		$184,450,703

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	246,286	$246,286	2,021,966	2,268,252	—	$—	$387
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,069,468	5,113,955	955,513	955,513	694
State Street Navigator Securities Lending Government Money Market Portfolio*	11,054,104	11,054,104	23,251,742	32,348,452	1,957,394	1,957,394	30,798

TOTAL		$11,300,390				$2,912,907	$31,879

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 2.3%
B/E Aerospace, Inc.	40,262	$2,581,197
Curtiss-Wright Corp.	28,128	2,566,961
Huntington Ingalls Industries, Inc.	28,846	5,776,123
Teledyne Technologies, Inc. (a)	15,158	1,916,881

		12,841,162

AUTO COMPONENTS — 0.7%
Gentex Corp.	181,204	3,865,081

AUTOMOBILES — 0.5%
Thor Industries, Inc.	30,085	2,892,071

BANKS — 6.4%
Bank of Hawaii Corp.	18,922	1,558,416
Bank of the Ozarks, Inc.	57,094	2,969,459
Chemical Financial Corp.	28,398	1,452,558
Commerce Bancshares, Inc.	54,807	3,077,961
Cullen/Frost Bankers, Inc.	18,339	1,631,621
East West Bancorp, Inc.	57,971	2,991,883
First Horizon National Corp.	146,631	2,712,673
Fulton Financial Corp.	55,443	989,658
International Bancshares Corp.	17,978	636,421
MB Financial, Inc.	25,809	1,105,141
PrivateBancorp, Inc.	31,927	1,895,506
Signature Bank (a)	22,586	3,351,537
SVB Financial Group (a)	20,127	3,745,433
Synovus Financial Corp.	39,530	1,621,521
Texas Capital Bancshares, Inc. (a)	20,600	1,719,070
Trustmark Corp.	19,257	612,180
UMB Financial Corp.	18,911	1,424,187
Webster Financial Corp.	37,267	1,864,841

		35,360,066

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	3,247	469,679

BIOTECHNOLOGY — 1.2%
Bioverativ, Inc. (a)	67,517	3,676,976
United Therapeutics Corp. (a)	19,783	2,678,222

		6,355,198

BUILDING PRODUCTS — 1.6%
AO Smith Corp.	92,644	4,739,667
Lennox International, Inc.	24,314	4,067,732

		8,807,399

CAPITAL MARKETS — 3.3%
Eaton Vance Corp.	45,017	2,023,964
FactSet Research Systems, Inc.	17,810	2,937,047
Federated Investors, Inc. Class B	28,208	742,999
MarketAxess Holdings, Inc.	23,575	4,420,077
MSCI, Inc.	56,729	5,513,492
SEI Investments Co.	50,935	2,569,161

		18,206,740

CHEMICALS — 2.9%
Chemours Co.	62,565	2,408,753
Minerals Technologies, Inc.	22,205	1,700,903
NewMarket Corp.	3,227	1,462,573
RPM International, Inc.	51,990	2,861,010
Scotts Miracle-Gro Co.	27,970	2,612,118

Sensient Technologies Corp.	17,113	1,356,376
Valspar Corp.	32,094	3,560,508

		15,962,241

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Copart, Inc. (a)	64,017	3,964,573
Deluxe Corp.	20,308	1,465,628
HNI Corp.	16,006	737,716
MSA Safety, Inc.	19,895	1,406,378
Rollins, Inc.	60,676	2,252,900

		9,827,195

COMMUNICATIONS EQUIPMENT — 1.3%
ARRIS International PLC (a)	48,402	1,280,233
Brocade Communications Systems, Inc.	167,672	2,092,546
InterDigital, Inc.	21,722	1,874,609
Plantronics, Inc.	14,195	768,091
ViaSat, Inc. (a)	21,858	1,394,978

		7,410,457

CONSTRUCTION & ENGINEERING — 0.8%
Dycom Industries, Inc. (a)	10,214	949,391
EMCOR Group, Inc.	17,985	1,132,156
Granite Construction, Inc.	25,178	1,263,684
Valmont Industries, Inc.	7,448	1,158,164

		4,503,395

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	30,306	2,943,925

CONSUMER FINANCE — 0.6%
SLM Corp. (a)	269,053	3,255,541

CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	17,855	1,374,656
Packaging Corp. of America	59,022	5,407,596
Sonoco Products Co.	32,691	1,730,008

		8,512,260

DISTRIBUTORS — 0.6%
Pool Corp.	25,978	3,099,955

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	72,810	2,248,373
Sotheby’s (a)	29,253	1,330,426

		3,578,799

ELECTRIC UTILITIES — 0.5%
Westar Energy, Inc.	53,473	2,901,980

ELECTRICAL EQUIPMENT — 0.8%
EnerSys	27,367	2,160,351
Hubbell, Inc.	20,090	2,411,804

		4,572,155

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Belden, Inc.	13,452	930,744
Cognex Corp.	53,875	4,522,806
Coherent, Inc. (a)	15,500	3,187,420
IPG Photonics Corp. (a)	23,404	2,824,863
Keysight Technologies, Inc. (a)	65,609	2,371,109
Littelfuse, Inc.	14,185	2,268,323
National Instruments Corp.	33,140	1,079,039
Trimble, Inc. (a)	102,538	3,282,242

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. Class A (a)	33,185	$3,028,131

		23,494,677

ENERGY EQUIPMENT & SERVICES — 0.3%
Patterson-UTI Energy, Inc.	48,621	1,180,032
Superior Energy Services, Inc. (a)	38,513	549,195

		1,729,227

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Uniti Group, Inc. REIT (a)	88,288	2,282,245

FOOD & STAPLES RETAILING — 0.2%
Sprouts Farmers Market, Inc. (a)	38,779	896,570

FOOD PRODUCTS — 3.0%
Ingredion, Inc.	21,064	2,536,738
Lamb Weston Holdings, Inc.	54,144	2,277,297
Lancaster Colony Corp.	12,349	1,591,045
Post Holdings, Inc. (a)	40,195	3,517,866
Tootsie Roll Industries, Inc. (b)	7,320	273,420
WhiteWave Foods Co. (a)	111,086	6,237,479

		16,433,845

GAS UTILITIES — 1.0%
National Fuel Gas Co.	29,727	1,772,324
Southwest Gas Holdings, Inc.	29,883	2,477,600
WGL Holdings, Inc.	15,616	1,288,788

		5,538,712

HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abiomed, Inc. (a)	25,354	3,174,321
Align Technology, Inc. (a)	47,276	5,423,030
Globus Medical, Inc. Class A (a)	20,862	617,932
Hill-Rom Holdings, Inc.	22,970	1,621,682
Masimo Corp. (a)	28,350	2,643,921
NuVasive, Inc. (a)	31,584	2,358,693
ResMed, Inc.	58,523	4,211,900
Teleflex, Inc.	16,439	3,184,728
West Pharmaceutical Services, Inc.	45,947	3,749,735

		26,985,942

HEALTH CARE PROVIDERS & SERVICES — 2.5%
HealthSouth Corp.	55,580	2,379,380
MEDNAX, Inc. (a)	36,744	2,549,299
VCA, Inc. (a)	50,874	4,654,971
WellCare Health Plans, Inc. (a)	27,800	3,897,838

		13,481,488

HOTELS, RESTAURANTS & LEISURE — 4.9%
Brinker International, Inc.	30,728	1,350,803
Buffalo Wild Wings, Inc. (a)	10,970	1,675,667
Cheesecake Factory, Inc.	28,124	1,781,937
Churchill Downs, Inc.	7,750	1,231,087
Cracker Barrel Old Country Store, Inc. (b)	10,968	1,746,654
Domino’s Pizza, Inc.	30,142	5,555,171
Dunkin’ Brands Group, Inc.	57,644	3,151,974
Jack in the Box, Inc.	19,716	2,005,511
Panera Bread Co. Class A (a)	13,345	3,494,655
Papa John’s International, Inc.	16,640	1,331,866
Texas Roadhouse, Inc.	40,776	1,815,755

Wendy’s Co.	119,826	1,630,832

		26,771,912

HOUSEHOLD DURABLES — 1.1%
NVR, Inc. (a)	2,154	4,538,220
Tempur Sealy International, Inc. (a) (b)	17,424	809,519
Tupperware Brands Corp.	13,603	853,180

		6,200,919

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	24,386	1,359,520

INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	40,465	4,305,881

INSURANCE — 1.3%
Brown & Brown, Inc.	72,241	3,013,895
Primerica, Inc.	28,831	2,369,908
RenaissanceRe Holdings, Ltd.	11,933	1,726,108

		7,109,911

INTERNET SOFTWARE & SERVICES — 1.3%
j2 Global, Inc.	30,207	2,534,669
LogMeIn, Inc.	33,186	3,235,635
WebMD Health Corp. (a)	23,989	1,263,741

		7,034,045

IT SERVICES — 5.2%
Acxiom Corp. (a)	22,565	642,425
Broadridge Financial Solutions, Inc.	74,087	5,034,212
Computer Sciences Corp.	46,890	3,235,879
Convergys Corp.	25,311	535,328
CoreLogic, Inc. (a)	53,381	2,173,674
Gartner, Inc. (a)	51,790	5,592,802
Jack Henry & Associates, Inc.	48,616	4,526,150
MAXIMUS, Inc.	40,760	2,535,272
Science Applications International Corp.	27,708	2,061,475
WEX, Inc. (a)	24,299	2,514,946

		28,852,163

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Polaris Industries, Inc. (b)	17,664	1,480,243

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	6,467	1,289,132
Bio-Techne Corp.	23,586	2,397,517
Charles River Laboratories International, Inc. (a)	18,270	1,643,386
PAREXEL International Corp. (a)	15,426	973,535

		6,303,570

MACHINERY — 6.1%
Crane Co.	31,781	2,378,172
Donaldson Co., Inc.	58,147	2,646,851
Graco, Inc.	35,019	3,296,689
IDEX Corp.	47,839	4,473,425
Joy Global, Inc.	36,179	1,022,057
Kennametal, Inc.	23,538	923,396
Lincoln Electric Holdings, Inc.	38,618	3,354,359
Nordson Corp.	33,742	4,144,867
Oshkosh Corp.	24,578	1,685,805
Toro Co.	67,732	4,230,541
Wabtec Corp.	34,997	2,729,766

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Woodward, Inc.	34,910	$2,371,087

		33,257,015

MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	22,692	1,331,567
Cable One, Inc.	2,970	1,854,676
Cinemark Holdings, Inc.	38,198	1,693,699
John Wiley & Sons, Inc. Class A	13,104	704,995
Live Nation Entertainment, Inc. (a)	42,667	1,295,797
Meredith Corp.	12,647	816,996

		7,697,730

METALS & MINING — 1.9%
Compass Minerals International, Inc.	9,420	639,147
Royal Gold, Inc.	41,097	2,878,845
Steel Dynamics, Inc.	101,559	3,530,191
United States Steel Corp.	55,142	1,864,351
Worthington Industries, Inc.	27,880	1,257,109

		10,169,643

MULTI-UTILITIES — 0.9%
Black Hills Corp.	20,343	1,352,199
MDU Resources Group, Inc.	122,693	3,358,108

		4,710,307

OIL, GAS & CONSUMABLE FUELS — 1.0%
Energen Corp. (a)	25,889	1,409,397
Gulfport Energy Corp. (a)	59,718	1,026,553
QEP Resources, Inc. (a)	56,271	715,204
SM Energy Co.	30,176	724,828
WPX Energy, Inc. (a)	133,129	1,782,597

		5,658,579

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	21,497	1,193,943

PHARMACEUTICALS — 0.6%
Akorn, Inc. (a)	54,170	1,304,414
Catalent, Inc. (a)	32,416	918,021
Prestige Brands Holdings, Inc. (a)	19,209	1,067,252

		3,289,687

PROFESSIONAL SERVICES — 0.2%
CEB, Inc.	11,126	874,504

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.7%
American Campus Communities, Inc.	49,072	2,335,336
Camden Property Trust	29,322	2,359,248
Corporate Office Properties Trust	43,202	1,429,986
CyrusOne, Inc. REIT	24,564	1,264,309
DCT Industrial Trust, Inc. REIT	58,054	2,793,559
Douglas Emmett, Inc.	90,970	3,493,248
Duke Realty Corp.	222,814	5,853,324
Education Realty Trust, Inc.	46,324	1,892,335
EPR Properties	24,771	1,823,889
First Industrial Realty Trust, Inc. REIT	74,230	1,976,745
GEO Group, Inc. REIT	26,830	1,244,107
Healthcare Realty Trust, Inc. REIT	50,713	1,648,173
Highwoods Properties, Inc.	37,346	1,834,809
Kilroy Realty Corp. REIT	61,263	4,415,837
Lamar Advertising Co. Class A	51,919	3,880,426
Liberty Property Trust REIT	92,319	3,558,897
Mack-Cali Realty Corp. REIT	34,951	941,580

National Retail Properties, Inc.	53,726	2,343,528
Potlatch Corp. REIT	16,573	757,386
Rayonier, Inc.	35,255	999,127
Tanger Factory Outlet Centers, Inc.	42,168	1,381,845
Taubman Centers, Inc.	21,126	1,394,739
Urban Edge Properties	38,019	999,900
Weingarten Realty Investors REIT	74,152	2,475,935

		53,098,268

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	15,657	697,050

ROAD & RAIL — 1.6%
Avis Budget Group, Inc. (a)	54,305	1,606,342
Genesee & Wyoming, Inc. Class A (a)	18,305	1,242,177
Landstar System, Inc.	26,416	2,262,530
Old Dominion Freight Line, Inc.	43,477	3,720,327

		8,831,376

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Cirrus Logic, Inc. (a)	40,101	2,433,730
Cypress Semiconductor Corp.	85,445	1,175,723
Integrated Device Technology, Inc. (a)	84,429	1,998,434
Microsemi Corp. (a)	72,151	3,717,941
Monolithic Power Systems, Inc.	23,953	2,206,071
Silicon Laboratories, Inc. (a)	26,105	1,920,023
Teradyne, Inc.	71,222	2,215,004
Versum Materials, Inc. (a)	43,488	1,330,733

		16,997,659

SOFTWARE — 6.6%
ACI Worldwide, Inc. (a)	34,116	729,741
ANSYS, Inc. (a)	33,110	3,538,466
Cadence Design Systems, Inc. (a)	125,617	3,944,374
CDK Global, Inc.	90,873	5,907,654
CommVault Systems, Inc. (a)	26,069	1,324,305
Fair Isaac Corp.	19,623	2,530,386
Fortinet, Inc. (a)	94,036	3,606,281
Manhattan Associates, Inc. (a)	29,459	1,533,341
PTC, Inc. (a)	50,881	2,673,796
Take-Two Interactive Software, Inc. (a)	63,450	3,760,681
Tyler Technologies, Inc. (a)	21,150	3,268,944
Ultimate Software Group, Inc. (a)	18,557	3,622,512

		36,440,481

SPECIALTY RETAIL — 1.3%
Cabela’s, Inc. (a)	17,510	929,956
Chico’s FAS, Inc.	38,394	545,195
Dick’s Sporting Goods, Inc.	55,316	2,691,676
Michaels Cos., Inc. (a)	31,400	703,046
Sally Beauty Holdings, Inc. (a)	49,902	1,019,997
Urban Outfitters, Inc. (a)	56,100	1,332,936

		7,222,806

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
3D Systems Corp. (a) (b)	48,910	731,693
NCR Corp. (a)	78,626	3,591,636

		4,323,329

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Carter’s, Inc.	30,362	2,726,507

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Deckers Outdoor Corp. (a)	10,097	$603,094
Kate Spade & Co. (a)	81,209	1,886,485
Skechers U.S.A., Inc. Class A (a)	83,971	2,305,004

		7,521,090

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	56,532	1,871,209

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (b)	10,899	664,403
MSC Industrial Direct Co., Inc. Class A	28,070	2,884,473
Watsco, Inc.	11,547	1,653,300

		5,202,176

WATER UTILITIES — 0.3%
Aqua America, Inc.	57,479	1,847,950

TOTAL COMMON STOCKS (Cost $481,597,517)		546,530,971

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	2,838,428	2,838,428

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,171,594	4,171,594

TOTAL SHORT-TERM INVESTMENTS (Cost $7,010,022)		7,010,022

TOTAL INVESTMENTS — 100.7% (Cost $488,607,539)		553,540,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,715,721)

NET ASSETS — 100.0%		$549,825,272

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$12,841,162	$—	$—	$12,841,162
Auto Components	3,865,081	—	—	3,865,081
Automobiles	2,892,071	—	—	2,892,071
Banks	35,360,066	—	—	35,360,066
Beverages	469,679	—	—	469,679
Biotechnology	6,355,198	—	—	6,355,198
Building Products	8,807,399	—	—	8,807,399
Capital Markets	18,206,740	—	—	18,206,740
Chemicals	15,962,241	—	—	15,962,241
Commercial Services & Supplies	9,827,195	—	—	9,827,195
Communications Equipment	7,410,457	—	—	7,410,457
Construction & Engineering	4,503,395	—	—	4,503,395
Construction Materials	2,943,925	—	—	2,943,925
Consumer Finance	3,255,541	—	—	3,255,541
Containers & Packaging	8,512,260	—	—	8,512,260
Distributors	3,099,955	—	—	3,099,955
Diversified Consumer Services	3,578,799	—	—	3,578,799
Electric Utilities	2,901,980	—	—	2,901,980
Electrical Equipment	4,572,155	—	—	4,572,155
Electronic Equipment, Instruments & Components	23,494,677	—	—	23,494,677
Energy Equipment & Services	1,729,227	—	—	1,729,227
Equity Real Estate Investment Trusts (REITs)	2,282,245	—	—	2,282,245
Food & Staples Retailing	896,570	—	—	896,570
Food Products	16,433,845	—	—	16,433,845
Gas Utilities	5,538,712	—	—	5,538,712
Health Care Equipment & Supplies	26,985,942	—	—	26,985,942

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Providers & Services	$13,481,488	$—	$—	$13,481,488
Hotels, Restaurants & Leisure	26,771,912	—	—	26,771,912
Household Durables	6,200,919	—	—	6,200,919
Household Products	1,359,520	—	—	1,359,520
Industrial Conglomerates	4,305,881	—	—	4,305,881
Insurance	7,109,911	—	—	7,109,911
Internet Software & Services	7,034,045	—	—	7,034,045
IT Services	28,852,163	—	—	28,852,163
Leisure Equipment & Products	1,480,243	—	—	1,480,243
Life Sciences Tools & Services	6,303,570	—	—	6,303,570
Machinery	33,257,015	—	—	33,257,015
Media	7,697,730	—	—	7,697,730
Metals & Mining	10,169,643	—	—	10,169,643
Multi-Utilities	4,710,307	—	—	4,710,307
Oil, Gas & Consumable Fuels	5,658,579	—	—	5,658,579
Personal Products	1,193,943	—	—	1,193,943
Pharmaceuticals	3,289,687	—	—	3,289,687
Professional Services	874,504	—	—	874,504
Real Estate Investment Trusts (REITs)	53,098,268	—	—	53,098,268
Real Estate Management & Development	697,050	—	—	697,050
Road & Rail	8,831,376	—	—	8,831,376
Semiconductors & Semiconductor Equipment	16,997,659	—	—	16,997,659
Software	36,440,481	—	—	36,440,481
Specialty Retail	7,222,806	—	—	7,222,806
Technology Hardware, Storage & Peripherals	4,323,329	—	—	4,323,329
Textiles, Apparel & Luxury Goods	7,521,090	—	—	7,521,090
Thrifts & Mortgage Finance	1,871,209	—	—	1,871,209
Trading Companies & Distributors	5,202,176	—	—	5,202,176
Water Utilities	1,847,950	—	—	1,847,950
Short-Term Investments	7,010,022	—	—	7,010,022

TOTAL INVESTMENTS	$553,540,993	$—	$—	$553,540,993

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	291,440	$291,440	6,793,430	7,084,870	—	$—	$639
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,282,267	15,443,839	2,838,428	2,838,428	1,298
State Street Navigator Securities Lending Government Money Market Portfolio*	31,109,942	31,109,942	63,868,410	90,806,758	4,171,594	4,171,594	49,307

TOTAL		$31,401,382				$7,010,022	$51,244

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
B/E Aerospace, Inc.	17,245	$1,105,577
Esterline Technologies Corp. (a)	13,405	1,153,501
KLX, Inc. (a)	24,173	1,080,533
Orbital ATK, Inc.	26,113	2,559,074
Teledyne Technologies, Inc. (a)	5,170	653,798

		6,552,483

AIRLINES — 0.9%
JetBlue Airways Corp. (a)	154,720	3,188,779

AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co.	24,172	1,072,028
Dana, Inc.	65,062	1,256,347

		2,328,375

BANKS — 8.8%
Associated Banc-Corp.	68,738	1,677,207
BancorpSouth, Inc.	39,058	1,181,504
Bank of Hawaii Corp.	5,912	486,912
Cathay General Bancorp	33,823	1,274,451
Chemical Financial Corp.	11,778	602,445
Cullen/Frost Bankers, Inc.	12,550	1,116,573
East West Bancorp, Inc.	23,448	1,210,151
FNB Corp.	146,457	2,177,816
Fulton Financial Corp.	39,070	697,400
Hancock Holding Co.	38,162	1,738,279
International Bancshares Corp.	13,404	474,502
MB Financial, Inc.	14,054	601,792
PacWest Bancorp	54,701	2,913,375
PrivateBancorp, Inc.	13,315	790,512
Prosperity Bancshares, Inc.	31,780	2,215,384
Signature Bank (a)	8,005	1,187,862
SVB Financial Group (a)	9,242	1,719,844
Synovus Financial Corp.	27,507	1,128,337
TCF Financial Corp.	78,399	1,334,351
Texas Capital Bancshares, Inc. (a)	7,541	629,296
Trustmark Corp.	16,796	533,945
UMB Financial Corp.	6,442	485,147
Umpqua Holdings Corp.	99,806	1,770,558
Valley National Bancorp	119,316	1,407,929
Webster Financial Corp.	14,881	744,645
Wintrust Financial Corp.	23,800	1,645,056

		31,745,273

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	1,872	270,785

BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	6,066	821,215

CAPITAL MARKETS — 2.2%
Eaton Vance Corp.	19,638	882,925
FactSet Research Systems, Inc.	4,985	822,076
Federated Investors, Inc. Class B	21,903	576,925
Janus Capital Group, Inc.	64,681	853,789
Legg Mason, Inc.	39,220	1,416,234
SEI Investments Co.	23,867	1,203,852
Stifel Financial Corp. (a)	30,841	1,547,910
Waddell & Reed Financial, Inc. Class A	37,770	642,090

		7,945,801

CHEMICALS — 4.0%
Ashland Global Holdings, Inc.	28,552	3,535,023
Cabot Corp.	28,562	1,711,149
Chemours Co.	38,111	1,467,274
NewMarket Corp.	1,871	847,993
Olin Corp.	75,574	2,484,117
PolyOne Corp.	37,128	1,265,694
RPM International, Inc.	22,932	1,261,948
Sensient Technologies Corp.	7,544	597,938
Valspar Corp.	9,898	1,098,084

		14,269,220

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Clean Harbors, Inc. (a)	23,555	1,310,129
Deluxe Corp.	7,365	531,532
Herman Miller, Inc.	27,475	866,836
HNI Corp.	8,620	397,296
Pitney Bowes, Inc.	84,109	1,102,669

		4,208,462

COMMUNICATIONS EQUIPMENT — 1.7%
ARRIS International PLC (a)	50,731	1,341,835
Brocade Communications Systems, Inc.	64,155	800,655
Ciena Corp. (a)	63,908	1,508,868
NetScout Systems, Inc. (a)	41,544	1,576,595
Plantronics, Inc.	4,492	243,062
ViaSat, Inc. (a)	8,276	528,174

		5,999,189

CONSTRUCTION & ENGINEERING — 1.6%
AECOM (a)	71,367	2,539,952
Dycom Industries, Inc. (a)	7,105	660,410
EMCOR Group, Inc.	14,457	910,068
KBR, Inc.	65,415	983,187
Valmont Industries, Inc.	4,855	754,952

		5,848,569

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	15,518	1,194,731
Bemis Co., Inc.	41,913	2,047,869
Greif, Inc. Class A	11,877	654,304
Owens-Illinois, Inc. (a)	74,332	1,514,886
Silgan Holdings, Inc.	17,149	1,017,965
Sonoco Products Co.	21,510	1,138,309

		7,568,064

DIVERSIFIED CONSUMER SERVICES — 0.9%
DeVry Education Group, Inc.	25,769	913,511
Graham Holdings Co. Class B	2,133	1,278,840
Service Corp. International	33,209	1,025,494

		3,217,845

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Corp. (b)	529,495	1,133,119

ELECTRIC UTILITIES — 3.4%
Great Plains Energy, Inc.	98,907	2,890,062
Hawaiian Electric Industries, Inc.	49,231	1,639,885
IDACORP, Inc.	22,837	1,894,557
OGE Energy Corp.	91,665	3,206,442
PNM Resources, Inc.	36,510	1,350,870
Westar Energy, Inc.	25,692	1,394,305

		12,376,121

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 0.7%
Hubbell, Inc.	8,835	$1,060,642
Regal Beloit Corp.	20,271	1,533,501

		2,594,143

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Arrow Electronics, Inc. (a)	40,835	2,997,697
Avnet, Inc.	59,209	2,709,404
Belden, Inc.	9,453	654,053
Jabil Circuit, Inc.	83,740	2,421,761
Keysight Technologies, Inc. (a)	35,559	1,285,102
Knowles Corp. (a)	40,845	774,013
National Instruments Corp.	24,352	792,901
SYNNEX Corp.	13,179	1,475,257
Tech Data Corp. (a)	15,944	1,497,142
Trimble, Inc. (a)	39,903	1,277,295
VeriFone Systems, Inc. (a)	50,281	941,763
Vishay Intertechnology, Inc.	61,362	1,009,405

		17,835,793

ENERGY EQUIPMENT & SERVICES — 2.6%
Diamond Offshore Drilling, Inc. (a) (b)	29,708	496,421
Dril-Quip, Inc. (a)	17,029	928,932
Ensco PLC Class A	138,949	1,243,594
Nabors Industries, Ltd.	129,201	1,688,657
Noble Corp. PLC	109,757	679,396
Oceaneering International, Inc.	44,293	1,199,454
Oil States International, Inc. (a)	23,597	782,241
Patterson-UTI Energy, Inc.	40,490	982,692
Rowan Cos. PLC Class A (a)	57,468	895,351
Superior Energy Services, Inc. (a)	40,302	574,706

		9,471,444

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
CoreCivic, Inc. REIT	53,829	1,691,307
Cousins Properties, Inc. REIT	191,781	1,586,029
Quality Care Properties, Inc. REIT (a)	42,883	808,773

		4,086,109

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc.	17,906	2,009,949
Sprouts Farmers Market, Inc. (a)	29,340	678,341
United Natural Foods, Inc. (a)	23,197	1,002,806

		3,691,096

FOOD PRODUCTS — 3.1%
Dean Foods Co.	40,802	802,167
Flowers Foods, Inc.	83,218	1,615,261
Hain Celestial Group, Inc. (a)	46,849	1,742,783
Ingredion, Inc.	17,253	2,077,779
Lamb Weston Holdings, Inc.	24,183	1,017,137
Snyder’s-Lance, Inc.	39,183	1,579,467
Tootsie Roll Industries, Inc. (b)	2,402	89,708
TreeHouse Foods, Inc. (a)	25,937	2,195,826

		11,120,128

GAS UTILITIES — 3.6%
Atmos Energy Corp.	48,249	3,811,189
National Fuel Gas Co.	17,316	1,032,380
New Jersey Resources Corp.	39,060	1,546,776

ONE Gas, Inc.	23,643	1,598,267
UGI Corp.	79,333	3,919,050
WGL Holdings, Inc.	12,008	991,020

		12,898,682

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Globus Medical, Inc. Class A (a)	17,590	521,016
Halyard Health, Inc. (a)	20,984	799,280
Hill-Rom Holdings, Inc.	10,402	734,381
LivaNova PLC (a)	20,091	984,660
ResMed, Inc.	22,182	1,596,438
STERIS PLC	38,782	2,693,798
Teleflex, Inc.	8,620	1,669,953

		8,999,526

HEALTH CARE PROVIDERS & SERVICES — 1.3%
LifePoint Health, Inc. (a)	18,424	1,206,772
MEDNAX, Inc. (a)	16,090	1,116,324
Molina Healthcare, Inc. (a)	19,545	891,252
Owens & Minor, Inc.	28,181	975,063
Tenet Healthcare Corp. (a)	36,712	650,169

		4,839,580

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	81,405	1,032,215

HOTELS, RESTAURANTS & LEISURE — 0.3%
Cracker Barrel Old Country Store, Inc. (b)	3,103	494,153
International Speedway Corp. Class A	11,959	441,885

		936,038

HOUSEHOLD DURABLES — 2.1%
CalAtlantic Group, Inc.	33,543	1,256,185
Helen of Troy, Ltd. (a)	12,184	1,147,733
KB Home	37,352	742,558
Tempur Sealy International, Inc. (a) (b)	8,509	395,328
Toll Brothers, Inc. (a)	67,931	2,452,988
TRI Pointe Group, Inc. (a)	66,832	838,073
Tupperware Brands Corp.	13,223	829,347

		7,662,212

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	10,536	587,382

INSURANCE — 8.9%
Alleghany Corp. (a)	7,081	4,352,407
American Financial Group, Inc.	33,550	3,201,341
Aspen Insurance Holdings, Ltd.	27,494	1,431,063
CNO Financial Group, Inc.	78,670	1,612,735
Everest Re Group, Ltd.	18,752	4,384,405
First American Financial Corp.	49,832	1,957,401
Genworth Financial, Inc. Class A (a)	224,504	924,957
Hanover Insurance Group, Inc.	19,264	1,734,916
Kemper Corp.	22,336	891,206
Mercury General Corp.	16,709	1,019,082
Old Republic International Corp.	111,677	2,287,145
Reinsurance Group of America, Inc.	29,524	3,748,958
RenaissanceRe Holdings, Ltd.	10,132	1,465,594
WR Berkley Corp.	44,034	3,110,121

		32,121,331

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	14,263	529,157

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 2.5%
Acxiom Corp. (a)	19,174	$545,884
Computer Sciences Corp.	30,095	2,076,856
Convergys Corp.	25,021	529,194
DST Systems, Inc.	14,521	1,778,822
Leidos Holdings, Inc.	65,548	3,352,125
NeuStar, Inc. Class A (a)	24,806	822,319

		9,105,200

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	40,615	2,485,638
Polaris Industries, Inc. (b)	13,745	1,151,831

		3,637,469

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	4,903	977,364
Charles River Laboratories International, Inc. (a)	8,079	726,706
PAREXEL International Corp. (a)	12,246	772,845

		2,476,915

MACHINERY — 3.5%
AGCO Corp.	30,231	1,819,301
Donaldson Co., Inc.	18,169	827,053
ITT, Inc.	40,391	1,656,839
Joy Global, Inc.	19,139	540,677
Kennametal, Inc.	19,450	763,023
Oshkosh Corp.	16,393	1,124,396
Terex Corp.	48,506	1,523,088
Timken Co.	32,115	1,451,598
Trinity Industries, Inc.	69,543	1,846,367
Wabtec Corp.	13,608	1,061,424

		12,613,766

MARINE — 0.5%
Kirby Corp. (a)	24,391	1,720,785

MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	9,523	558,810
Cinemark Holdings, Inc.	20,857	924,799
John Wiley & Sons, Inc. Class A	10,958	589,540
Live Nation Entertainment, Inc. (a)	28,565	867,519
Meredith Corp.	7,169	463,117
New York Times Co. Class A	55,801	803,535
Time, Inc.	45,405	878,587

		5,085,907

METALS & MINING — 2.4%
Allegheny Technologies, Inc.	49,959	897,264
Carpenter Technology Corp.	20,999	783,263
Commercial Metals Co.	53,005	1,013,986
Compass Minerals International, Inc.	8,312	563,969
Reliance Steel & Aluminum Co.	33,466	2,677,949
Steel Dynamics, Inc.	36,131	1,255,913
United States Steel Corp.	39,390	1,331,776

		8,524,120

MULTI-UTILITIES — 1.2%
Black Hills Corp.	9,794	651,007
NorthWestern Corp.	21,850	1,282,595
Vectren Corp.	38,123	2,234,389

		4,167,991

MULTILINE RETAIL — 0.7%
Big Lots, Inc.	20,401	993,121
Dillard’s, Inc. Class A	11,921	622,753
JC Penney Co., Inc. (a)	138,739	854,632

		2,470,506

OIL, GAS & CONSUMABLE FUELS — 2.9%
CONSOL Energy, Inc.	81,013	1,359,398
Energen Corp. (a)	25,954	1,412,936
Gulfport Energy Corp. (a)	29,040	499,198
HollyFrontier Corp.	81,520	2,310,277
QEP Resources, Inc. (a)	68,036	864,737
SM Energy Co.	22,734	546,071
Western Refining, Inc.	35,848	1,257,189
World Fuel Services Corp.	32,315	1,171,419
WPX Energy, Inc. (a)	84,056	1,125,510

		10,546,735

PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	28,678	1,047,321
Louisiana-Pacific Corp. (a)	65,320	1,621,242

		2,668,563

PERSONAL PRODUCTS — 0.9%
Avon Products, Inc. (a)	200,548	882,411
Edgewell Personal Care Co. (a)	26,021	1,903,176
Nu Skin Enterprises, Inc. Class A	7,224	401,221

		3,186,808

PHARMACEUTICALS — 0.7%
Catalent, Inc. (a)	33,132	938,298
Endo International PLC (a)	89,446	998,217
Prestige Brands Holdings, Inc. (a)	10,505	583,658

		2,520,173

PROFESSIONAL SERVICES — 1.3%
CEB, Inc.	6,841	537,703
FTI Consulting, Inc. (a)	19,081	785,565
ManpowerGroup, Inc.	31,048	3,184,593

		4,507,861

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.2%
American Campus Communities, Inc.	24,677	1,174,378
Camden Property Trust	18,607	1,497,119
Care Capital Properties, Inc.	37,895	1,018,239
Corporate Office Properties Trust	13,613	450,590
CyrusOne, Inc. REIT	16,041	825,630
EPR Properties	11,245	827,969
GEO Group, Inc. REIT	17,680	819,822
Healthcare Realty Trust, Inc. REIT	15,582	506,415
Highwoods Properties, Inc.	19,239	945,212
Hospitality Properties Trust	75,135	2,369,007
LaSalle Hotel Properties	51,823	1,500,276
Life Storage, Inc. REIT	21,051	1,728,708
Mack-Cali Realty Corp. REIT	15,559	419,160
Medical Properties Trust, Inc. REIT	145,408	1,874,309
National Retail Properties, Inc.	27,931	1,218,350
Omega Healthcare Investors, Inc.	90,334	2,980,119
Potlatch Corp. REIT	6,040	276,028
Rayonier, Inc.	30,430	862,386
Senior Housing Properties Trust	108,592	2,198,988
Tanger Factory Outlet Centers, Inc.	13,712	449,342

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Taubman Centers, Inc.	12,246	$808,481
Urban Edge Properties	14,822	389,819
Washington Prime Group, Inc. REIT	84,954	738,250

		25,878,597

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Alexander & Baldwin, Inc.	9,568	425,968
Jones Lang LaSalle, Inc.	20,674	2,304,117

		2,730,085

ROAD & RAIL — 0.4%
Genesee & Wyoming, Inc. Class A (a)	14,889	1,010,368
Werner Enterprises, Inc.	20,616	540,139

		1,550,507

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Cree, Inc. (a)	44,956	1,201,674
Cypress Semiconductor Corp.	85,893	1,181,888
First Solar, Inc. (a)	35,169	953,080
Synaptics, Inc. (a)	15,895	786,961
Teradyne, Inc.	39,694	1,234,483
Versum Materials, Inc. (a)	18,568	568,181

		5,926,267

SOFTWARE — 1.3%
ACI Worldwide, Inc. (a)	28,608	611,925
ANSYS, Inc. (a)	14,687	1,569,600
Cadence Design Systems, Inc. (a)	35,225	1,106,065
Manhattan Associates, Inc. (a)	10,813	562,817
PTC, Inc. (a)	15,902	835,650

		4,686,057

SPECIALTY RETAIL — 3.1%
Aaron’s, Inc.	28,639	851,724
American Eagle Outfitters, Inc.	77,155	1,082,485
Cabela’s, Inc. (a)	10,666	566,471
Chico’s FAS, Inc.	30,951	439,504
CST Brands, Inc.	34,265	1,647,804
GameStop Corp. Class A	46,726	1,053,671
Michaels Cos., Inc. (a)	26,278	588,364
Murphy USA, Inc. (a)	15,653	1,149,243
Office Depot, Inc.	232,266	1,083,521
Sally Beauty Holdings, Inc. (a)	29,247	597,809
Williams-Sonoma, Inc.	36,998	1,983,833

		11,044,429

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	13,478	201,631
Diebold Nixdorf, Inc.	34,026	1,044,598

		1,246,229

TEXTILES,APPAREL & LUXURY GOODS — 0.1%
Deckers Outdoor Corp. (a)	7,220	431,251

THRIFTS & MORTGAGE FINANCE — 0.9%
New York Community Bancorp, Inc.	224,243	3,132,675

TRADING COMPANIES & DISTRIBUTORS — 0.6%
GATX Corp. (b)	10,300	627,888
NOW, Inc. (a)	49,288	835,925

Watsco, Inc.	5,463	782,192

		2,246,005

WATER UTILITIES — 0.3%
Aqua America, Inc.	38,475	1,236,971

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	42,272	1,120,631

TOTAL COMMON STOCKS (Cost $338,315,951)		360,340,639

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,077,100	1,077,100
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,533,435	3,533,435

TOTAL SHORT-TERM INVESTMENTS (Cost $4,610,535)		4,610,535

TOTAL INVESTMENTS — 101.2% (Cost $342,926,486)		364,951,174
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,231,435)

NET ASSETS — 100.0%		$360,719,739

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,552,483	$—	$—	$6,552,483
Airlines	3,188,779	—	—	3,188,779
Auto Components	2,328,375	—	—	2,328,375
Banks	31,745,273	—	—	31,745,273
Beverages	270,785	—	—	270,785
Biotechnology	821,215	—	—	821,215
Capital Markets	7,945,801	—	—	7,945,801
Chemicals	14,269,220	—	—	14,269,220
Commercial Services & Supplies	4,208,462	—	—	4,208,462
Communications Equipment	5,999,189	—	—	5,999,189
Construction & Engineering	5,848,569	—	—	5,848,569
Containers & Packaging	7,568,064	—	—	7,568,064
Diversified Consumer Services	3,217,845	—	—	3,217,845
Diversified Telecommunication Services	1,133,119	—	—	1,133,119
Electric Utilities	12,376,121	—	—	12,376,121
Electrical Equipment	2,594,143	—	—	2,594,143
Electronic Equipment, Instruments & Components	17,835,793	—	—	17,835,793
Energy Equipment & Services	9,471,444	—	—	9,471,444
Equity Real Estate Investment Trusts (REITs)	4,086,109	—	—	4,086,109
Food & Staples Retailing	3,691,096	—	—	3,691,096
Food Products	11,120,128	—	—	11,120,128
Gas Utilities	12,898,682	—	—	12,898,682
Health Care Equipment & Supplies	8,999,526	—	—	8,999,526
Health Care Providers & Services	4,839,580	—	—	4,839,580
Health Care Technology	1,032,215	—	—	1,032,215
Hotels, Restaurants & Leisure	936,038	—	—	936,038
Household Durables	7,662,212	—	—	7,662,212
Household Products	587,382	—	—	587,382
Insurance	32,121,331	—	—	32,121,331
Internet & Catalog Retail	529,157	—	—	529,157
IT Services	9,105,200	—	—	9,105,200
Leisure Equipment & Products	3,637,469	—	—	3,637,469
Life Sciences Tools & Services	2,476,915	—	—	2,476,915
Machinery	12,613,766	—	—	12,613,766
Marine	1,720,785	—	—	1,720,785
Media	5,085,907	—	—	5,085,907
Metals & Mining	8,524,120	—	—	8,524,120
Multi-Utilities	4,167,991	—	—	4,167,991
Multiline Retail	2,470,506	—	—	2,470,506
Oil, Gas & Consumable Fuels	10,546,735	—	—	10,546,735
Paper & Forest Products	2,668,563	—	—	2,668,563
Personal Products	3,186,808	—	—	3,186,808
Pharmaceuticals	2,520,173	—	—	2,520,173
Professional Services	4,507,861	—	—	4,507,861
Real Estate Investment Trusts (REITs)	25,878,597	—	—	25,878,597
Real Estate Management & Development	2,730,085	—	—	2,730,085
Road & Rail	1,550,507	—	—	1,550,507
Semiconductors & Semiconductor Equipment	5,926,267	—	—	5,926,267
Software	4,686,057	—	—	4,686,057
Specialty Retail	11,044,429	—	—	11,044,429
Technology Hardware, Storage & Peripherals	1,246,229	—	—	1,246,229

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$431,251	$—	$—	$431,251
Thrifts & Mortgage Finance	3,132,675	—	—	3,132,675
Trading Companies & Distributors	2,246,005	—	—	2,246,005
Water Utilities	1,236,971	—	—	1,236,971
Wireless Telecommunication Services	1,120,631	—	—	1,120,631
Short-Term Investments	4,610,535	—	—	4,610,535

TOTAL INVESTMENTS	$364,951,174	$—	$—	$364,951,174

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,680	$66,680	4,499,925	4,566,605	—	$—	$395
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	13,300,210	12,223,110	1,077,100	1,077,100	981
State Street Navigator Securities Lending Government Money Market Portfolio*	11,808,397	11,808,397	51,030,924	59,305,886	3,533,435	3,533,435	26,072

TOTAL		$11,875,077				$4,610,535	$27,448

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	38,131	$1,282,345
Aerojet Rocketdyne Holdings, Inc. (a)	89,011	1,931,539
Aerovironment, Inc. (a)	24,223	678,971
Cubic Corp.	29,741	1,570,325
Engility Holdings, Inc. (a)	21,087	610,258
Mercury Systems, Inc. (a)	57,077	2,228,857
Moog, Inc. Class A (a)	38,367	2,584,017
National Presto Industries, Inc.	5,878	600,731
TASER International, Inc. (a)	62,353	1,421,025
Triumph Group, Inc.	59,157	1,523,293

		14,431,361

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	29,946	1,660,506
Echo Global Logistics, Inc. (a)	32,719	698,551
Forward Air Corp.	36,088	1,716,706
Hub Group, Inc. Class A (a)	39,839	1,848,529

		5,924,292

AIRLINES — 0.9%
Allegiant Travel Co.	15,687	2,513,842
Hawaiian Holdings, Inc. (a)	63,567	2,952,687
SkyWest, Inc.	61,719	2,113,876

		7,580,405

AUTO COMPONENTS — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	91,083	1,710,539
Cooper-Standard Holdings, Inc. (a)	21,097	2,340,290
Dorman Products, Inc. (a)	36,120	2,966,536
Fox Factory Holding Corp. (a)	41,293	1,185,109
Gentherm, Inc. (a)	43,686	1,714,675
LCI Industries	29,409	2,935,018
Motorcar Parts of America, Inc. (a)	22,059	677,873
Standard Motor Products, Inc.	24,041	1,181,375
Superior Industries International, Inc.	26,597	674,234

		15,385,649

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	31,738	928,336

BANKS — 9.4%
Ameris Bancorp	43,639	2,011,758
Banc of California, Inc.	59,227	1,225,999
Banner Corp.	31,318	1,742,534
Boston Private Financial Holdings, Inc.	100,038	1,640,623
Brookline Bancorp, Inc.	84,235	1,318,278
Cardinal Financial Corp.	39,534	1,183,648
Central Pacific Financial Corp.	36,791	1,123,597
City Holding Co.	18,581	1,198,103
Columbia Banking System, Inc.	69,174	2,697,094
Community Bank System, Inc.	52,924	2,909,762
Customers Bancorp, Inc. (a)	33,961	1,070,790
CVB Financial Corp.	119,947	2,649,629
Fidelity Southern Corp.	24,950	558,381
First BanCorp (a)	187,013	1,056,623
First Commonwealth Financial Corp.	106,211	1,408,358
First Financial Bancorp	73,743	2,024,245
First Financial Bankshares, Inc. (b)	78,652	3,153,945
First Midwest Bancorp, Inc.	96,435	2,283,581

First NBC Bank Holding Co. (a) (b)	18,843	75,372
Glacier Bancorp, Inc.	91,003	3,087,732
Great Western Bancorp, Inc.	70,011	2,969,167
Hanmi Financial Corp.	38,583	1,186,427
Home BancShares, Inc.	150,452	4,072,736
Hope Bancorp, Inc.	151,137	2,897,296
Independent Bank Corp.	32,178	2,091,570
LegacyTexas Financial Group, Inc.	49,570	1,977,843
National Bank Holdings Corp. Class A	31,757	1,032,103
NBT Bancorp, Inc.	51,616	1,913,405
OFG Bancorp	51,627	609,199
Old National Bancorp	160,732	2,788,700
Opus Bank	21,476	432,741
Pinnacle Financial Partners, Inc.	55,643	3,697,477
S&T Bancorp, Inc.	41,643	1,440,848
ServisFirst Bancshares, Inc.	52,846	1,922,537
Simmons First National Corp. Class A	35,400	1,952,310
Southside Bancshares, Inc.	31,649	1,062,457
Sterling Bancorp	161,617	3,830,323
Tompkins Financial Corp.	14,654	1,180,380
United Bankshares, Inc. (b)	96,535	4,078,604
United Community Banks, Inc.	84,419	2,337,562
Westamerica Bancorporation	31,352	1,750,382

		79,644,119

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	5,500	1,133,110

BIOTECHNOLOGY — 1.6%
Acorda Therapeutics, Inc. (a)	55,339	1,162,119
AMAG Pharmaceuticals, Inc. (a)	41,040	925,452
Eagle Pharmaceuticals, Inc. (a)	9,700	804,518
Emergent BioSolutions, Inc. (a)	41,324	1,200,049
Enanta Pharmaceuticals, Inc. (a)	16,653	512,912
Ligand Pharmaceuticals, Inc. (a)	22,628	2,394,948
MiMedx Group, Inc. (a) (b)	118,778	1,131,954
Momenta Pharmaceuticals, Inc. (a)	77,210	1,030,754
Myriad Genetics, Inc. (a)	81,287	1,560,710
Progenics Pharmaceuticals, Inc. (a)	82,586	779,612
Repligen Corp. (a)	40,430	1,423,136
Spectrum Pharmaceuticals, Inc. (a)	83,574	543,231

		13,469,395

BUILDING PRODUCTS — 2.1%
AAON, Inc.	46,982	1,660,814
American Woodmark Corp. (a)	16,599	1,523,788
Apogee Enterprises, Inc.	34,200	2,038,662
Gibraltar Industries, Inc. (a)	37,658	1,551,510
Griffon Corp.	37,241	917,991
Insteel Industries, Inc.	20,611	744,882
Patrick Industries, Inc. (a)	19,062	1,351,496
PGT Innovations, Inc. (a)	58,211	625,768
Quanex Building Products Corp.	40,573	821,603
Simpson Manufacturing Co., Inc.	48,215	2,077,584
Trex Co., Inc. (a)	34,955	2,425,527
Universal Forest Products, Inc.	24,225	2,387,131

		18,126,756

CAPITAL MARKETS — 1.8%
Donnelley Financial Solutions, Inc. (a)	30,621	590,679
Evercore Partners, Inc. Class A	46,731	3,640,345

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Financial Engines, Inc.	68,091	$2,965,363
Greenhill & Co., Inc.	32,886	963,560
Interactive Brokers Group, Inc. Class A	80,811	2,805,758
INTL. FCStone, Inc. (a)	17,761	674,208
Investment Technology Group, Inc.	37,250	754,312
Piper Jaffray Cos.	17,049	1,088,579
Virtus Investment Partners, Inc.	7,699	815,324
WisdomTree Investments, Inc.	136,300	1,237,604

		15,535,732

CHEMICALS — 2.9%
A Schulman, Inc.	35,161	1,105,814
AdvanSix, Inc. (a)	36,335	992,672
American Vanguard Corp.	30,795	511,197
Balchem Corp.	37,772	3,113,168
Calgon Carbon Corp.	60,550	884,030
Flotek Industries, Inc. (a) (b)	63,798	815,976
FutureFuel Corp.	26,739	379,159
Hawkins, Inc.	11,304	553,896
HB Fuller Co.	59,733	3,079,834
Ingevity Corp. (a)	50,191	3,054,122
Innophos Holdings, Inc.	23,253	1,254,964
Innospec, Inc.	28,676	1,856,771
Koppers Holdings, Inc. (a)	24,648	1,043,843
Kraton Corp. (a)	36,915	1,141,412
LSB Industries, Inc. (a)	23,735	222,634
Quaker Chemical Corp.	15,805	2,080,886
Rayonier Advanced Materials, Inc.	50,953	685,318
Stepan Co.	23,254	1,832,648
Tredegar Corp.	29,874	524,289

		25,132,633

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ABM Industries, Inc.	66,077	2,880,957
Brady Corp. Class A	56,652	2,189,600
Brink’s Co.	53,639	2,867,005
Essendant, Inc.	44,169	669,160
Healthcare Services Group, Inc.	86,812	3,740,729
Interface, Inc.	76,128	1,450,238
LSC Communications, Inc.	38,799	976,183
Matthews International Corp. Class A	38,400	2,597,760
Mobile Mini, Inc.	52,864	1,612,352
Multi-Color Corp.	15,794	1,121,374
RR Donnelley & Sons Co.	83,465	1,010,761
Team, Inc. (a)	35,252	953,567
Tetra Tech, Inc.	68,295	2,789,851
UniFirst Corp.	18,438	2,608,055
US Ecology, Inc.	26,066	1,221,192
Viad Corp.	24,254	1,096,281

		29,785,065

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	57,920	1,201,840
Bel Fuse, Inc. Class B	9,986	255,142
Black Box Corp.	17,906	160,259
CalAmp Corp. (a)	42,008	705,314
Comtech Telecommunications Corp.	27,680	408,003
Digi International, Inc. (a)	30,768	366,139
Harmonic, Inc. (a)	94,034	559,502
Ixia (a)	76,116	1,495,680
Lumentum Holdings, Inc. (a)	66,142	3,528,676

NETGEAR, Inc. (a)	39,200	1,942,360
Viavi Solutions, Inc. (a)	273,800	2,935,136

		13,558,051

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	40,139	919,584
Comfort Systems USA, Inc.	44,418	1,627,920
MYR Group, Inc. (a)	19,193	786,913
Orion Group Holdings, Inc. (a)	32,748	244,628

		3,579,045

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	89,121	2,092,561
US Concrete, Inc. (a) (b)	17,465	1,127,366

		3,219,927

CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	28,153	867,112
Enova International, Inc. (a)	27,302	405,435
EZCORP, Inc. Class A (a)	57,279	466,824
Firstcash, Inc.	57,379	2,820,178
Green Dot Corp. Class A (a)	53,141	1,772,784
PRA Group, Inc. (a)	55,330	1,834,189
World Acceptance Corp. (a)	7,042	364,635

		8,531,157

CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	25,962	411,498

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	55,161	1,720,472

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	19,046	436,153
Capella Education Co.	13,836	1,176,406
Career Education Corp. (a)	76,560	666,072
Regis Corp. (a)	41,460	485,911
Strayer Education, Inc.	12,506	1,006,608

		3,771,150

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	12,713	895,249
Cincinnati Bell, Inc. (a)	50,313	890,540
Cogent Communications Holdings, Inc.	48,708	2,096,879
Consolidated Communications Holdings, Inc.	59,937	1,403,725
General Communication, Inc. Class A (a)	31,648	658,278
Iridium Communications, Inc. (a) (b)	96,301	929,305
Lumos Networks Corp. (a)	27,720	490,644

		7,364,620

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	59,513	4,029,625
El Paso Electric Co.	48,282	2,438,241

		6,467,866

ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	30,848	1,835,456
Encore Wire Corp.	24,733	1,137,718
General Cable Corp.	59,168	1,062,066
Powell Industries, Inc.	10,099	347,809
Vicor Corp. (a)	18,887	304,081

		4,687,130

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Agilysys, Inc. (a)	17,874	$168,909
Anixter International, Inc. (a)	33,925	2,690,252
Badger Meter, Inc.	34,775	1,277,981
Benchmark Electronics, Inc. (a)	59,068	1,878,362
CTS Corp.	38,622	822,649
Daktronics, Inc.	48,096	454,507
Electro Scientific Industries, Inc. (a)	37,860	263,884
ePlus, Inc. (a)	7,850	1,060,143
Fabrinet (a)	44,005	1,849,530
FARO Technologies, Inc. (a)	19,936	712,712
II-VI, Inc. (a)	64,717	2,333,048
Insight Enterprises, Inc. (a)	42,268	1,736,792
Itron, Inc. (a)	39,667	2,407,787
Methode Electronics, Inc.	43,762	1,995,547
MTS Systems Corp.	19,956	1,098,578
OSI Systems, Inc. (a)	21,747	1,587,314
Park Electrochemical Corp.	22,395	399,975
Plexus Corp. (a)	40,110	2,318,358
Rogers Corp. (a)	21,469	1,843,543
Sanmina Corp. (a)	88,552	3,595,211
ScanSource, Inc. (a)	30,171	1,184,212
TTM Technologies, Inc. (a)	100,650	1,623,485

		33,302,779

ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	84,255	1,044,762
Atwood Oceanics, Inc. (a)	88,205	840,594
Bristow Group, Inc.	38,256	581,874
CARBO Ceramics, Inc. (a)	24,859	324,161
Era Group, Inc. (a)	22,991	304,861
Exterran Corp. (a)	37,618	1,183,086
Geospace Technologies Corp. (a)	15,780	256,110
Gulf Island Fabrication, Inc.	15,904	183,691
Helix Energy Solutions Group, Inc. (a)	164,007	1,274,334
Hornbeck Offshore Services, Inc. (a) (b)	38,236	169,386
Matrix Service Co. (a)	31,360	517,440
Newpark Resources, Inc. (a)	99,863	808,890
Pioneer Energy Services Corp. (a)	89,871	359,484
SEACOR Holdings, Inc. (a)	19,180	1,327,064
Tesco Corp. (a)	54,905	441,985
TETRA Technologies, Inc. (a)	137,530	559,747
Tidewater, Inc. (a) (b)	55,002	63,252
Unit Corp. (a)	61,643	1,489,295
US Silica Holdings, Inc.	86,943	4,172,395

		15,902,411

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT	51,030	1,014,987

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	31,333	1,187,521
SpartanNash Co.	44,795	1,567,377
SUPERVALU, Inc. (a)	319,594	1,233,633

		3,988,531

FOOD PRODUCTS — 1.7%
B&G Foods, Inc.	79,067	3,182,447

Cal-Maine Foods, Inc. (b)	35,527	1,307,394
Calavo Growers, Inc.	18,130	1,098,678
Darling Ingredients, Inc. (a)	195,905	2,844,540
J&J Snack Foods Corp.	17,877	2,423,406
John B Sanfilippo & Son, Inc.	10,200	746,538
Sanderson Farms, Inc.	23,840	2,475,546
Seneca Foods Corp. Class A (a)	7,404	267,284

		14,345,833

GAS UTILITIES — 1.1%
Northwest Natural Gas Co.	34,054	2,012,591
South Jersey Industries, Inc.	94,753	3,377,945
Spire, Inc.	54,466	3,676,455

		9,066,991

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abaxis, Inc.	26,957	1,307,415
Analogic Corp.	14,859	1,127,798
AngioDynamics, Inc. (a)	37,628	652,846
Anika Therapeutics, Inc. (a)	17,277	750,513
Cantel Medical Corp.	43,263	3,465,366
CONMED Corp.	29,585	1,313,870
CryoLife, Inc. (a)	31,837	530,086
Haemonetics Corp. (a)	61,834	2,508,605
ICU Medical, Inc. (a)	17,654	2,695,766
Inogen, Inc. (a)	19,266	1,494,271
Integer Holdings Corp. (a)	32,910	1,322,982
Integra LifeSciences Holdings Corp. (a)	71,067	2,994,053
Invacare Corp.	37,308	443,965
Meridian Bioscience, Inc.	49,768	686,798
Merit Medical Systems, Inc. (a)	58,395	1,687,615
Natus Medical, Inc. (a)	39,245	1,540,366
Neogen Corp. (a)	45,153	2,959,779
OraSure Technologies, Inc. (a)	65,800	850,794
Orthofix International NV (a)	21,300	812,595
Surmodics, Inc. (a)	15,452	371,621
Varex Imaging Corp. (a)	44,625	1,499,400
Zeltiq Aesthetics, Inc. (a)	43,239	2,404,521

		33,421,025

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aceto Corp.	36,094	570,646
Adeptus Health, Inc. Class A (a) (b)	17,823	32,081
Air Methods Corp. (a)	39,512	1,699,016
Almost Family, Inc. (a)	14,055	683,073
Amedisys, Inc. (a)	33,253	1,698,896
AMN Healthcare Services, Inc. (a)	56,770	2,304,862
BioTelemetry, Inc. (a)	33,908	981,637
Chemed Corp.	19,386	3,541,628
Community Health Systems, Inc. (a)	135,929	1,205,690
CorVel Corp. (a)	11,535	501,772
Cross Country Healthcare, Inc. (a)	38,825	557,527
Diplomat Pharmacy, Inc. (a)	51,140	815,683
Ensign Group, Inc.	57,127	1,073,988
HealthEquity, Inc. (a)	52,268	2,218,777
Kindred Healthcare, Inc.	100,337	837,814
Landauer, Inc.	11,329	552,289
LHC Group, Inc. (a)	17,856	962,438
Magellan Health, Inc. (a)	28,065	1,937,888
PharMerica Corp. (a)	36,299	849,397
Providence Service Corp. (a)	14,450	642,158

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Quorum Health Corp. (a)	34,744	$189,007
Select Medical Holdings Corp. (a)	128,198	1,711,443
Tivity Health, Inc. (a)	40,026	1,164,757
UnitedHealth Group, Inc.	1	89
US Physical Therapy, Inc.	14,965	977,214

		27,709,770

HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs & Systems, Inc. (b)	12,658	354,424
HealthStream, Inc. (a)	29,929	725,180
HMS Holdings Corp. (a)	99,400	2,020,802
Medidata Solutions, Inc. (a)	65,296	3,766,926
Omnicell, Inc. (a)	44,066	1,791,283
Quality Systems, Inc. (a)	55,191	841,111

		9,499,726

HOTELS, RESTAURANTS & LEISURE — 3.1%
Belmond, Ltd. Class A (a)	100,872	1,220,551
Biglari Holdings, Inc. (a)	1,214	524,424
BJ’s Restaurants, Inc. (a)	22,446	906,818
Bob Evans Farms, Inc.	23,623	1,532,424
Boyd Gaming Corp. (a)	98,184	2,161,030
Chuy’s Holdings, Inc. (a)	20,117	599,487
Dave & Buster’s Entertainment, Inc. (a)	44,522	2,719,849
DineEquity, Inc.	20,048	1,091,012
El Pollo Loco Holdings, Inc. (a)	25,450	304,127
Fiesta Restaurant Group, Inc. (a)	32,177	778,683
ILG, Inc.	125,872	2,638,277
Marcus Corp.	22,307	716,055
Marriott Vacations Worldwide Corp.	29,101	2,908,063
Monarch Casino & Resort, Inc. (a)	12,916	381,539
Penn National Gaming, Inc. (a)	98,400	1,813,512
Red Robin Gourmet Burgers, Inc. (a)	15,342	896,740
Ruby Tuesday, Inc. (a)	71,759	201,643
Ruth’s Hospitality Group, Inc.	35,240	706,562
Scientific Games Corp. Class A (a)	61,050	1,443,832
Shake Shack, Inc. Class A (a)	21,477	717,332
Sonic Corp.	53,180	1,348,645
Wingstop, Inc.	34,478	975,038

		26,585,643

HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc. (a)	10,122	1,178,201
Ethan Allen Interiors, Inc.	30,044	920,848
Installed Building Products, Inc. (a)	23,895	1,260,461
iRobot Corp. (a)	32,435	2,145,251
La-Z-Boy, Inc.	58,207	1,571,589
LGI Homes, Inc. (a) (b)	20,336	689,594
M/I Homes, Inc. (a)	29,146	714,077
MDC Holdings, Inc.	49,315	1,481,916
Meritage Homes Corp. (a)	44,906	1,652,541
TopBuild Corp. (a)	44,927	2,111,569
Universal Electronics, Inc. (a)	17,258	1,182,173
William Lyon Homes Class A (a)	28,100	579,422

		15,487,642

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	11,872	440,095
Central Garden & Pet Co. Class A (a)	40,339	1,400,570
WD-40 Co.	16,838	1,834,500

		3,675,165

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	43,048	1,250,544

INSURANCE — 3.1%
American Equity Investment Life Holding Co.	105,044	2,482,190
AMERISAFE, Inc.	22,939	1,488,741
eHealth, Inc. (a)	19,660	236,706
Employers Holdings, Inc.	38,358	1,455,686
HCI Group, Inc.	10,083	459,583
Horace Mann Educators Corp.	48,054	1,972,617
Infinity Property & Casualty Corp.	13,175	1,258,212
Maiden Holdings, Ltd.	87,513	1,225,182
Navigators Group, Inc.	26,496	1,438,733
ProAssurance Corp.	63,446	3,822,621
RLI Corp.	45,478	2,729,590
Safety Insurance Group, Inc.	17,013	1,192,611
Selective Insurance Group, Inc.	69,362	3,270,418
Stewart Information Services Corp.	27,953	1,234,964
United Fire Group, Inc.	25,806	1,103,723
United Insurance Holdings Corp.	20,896	333,291
Universal Insurance Holdings, Inc.	39,112	958,244

		26,663,112

INTERNET & CATALOG RETAIL — 0.6%
FTD Cos., Inc. (a)	20,574	414,360
Nutrisystem, Inc.	35,603	1,975,967
PetMed Express, Inc.	24,600	495,444
Shutterfly, Inc. (a)	39,886	1,926,095

		4,811,866

INTERNET SOFTWARE & SERVICES — 1.0%
Blucora, Inc. (a)	46,221	799,623
DHI Group, Inc. (a)	59,128	233,556
Liquidity Services, Inc. (a)	28,526	228,208
LivePerson, Inc. (a)	63,946	438,030
NIC, Inc.	74,046	1,495,729
QuinStreet, Inc. (a)	42,735	166,667
Shutterstock, Inc. (a)	22,491	930,003
SPS Commerce, Inc. (a)	20,558	1,202,438
Stamps.com, Inc. (a)	18,695	2,212,553
XO Group, Inc. (a)	29,621	509,777

		8,216,584

IT SERVICES — 1.7%
CACI International, Inc. Class A (a)	28,972	3,398,416
Cardtronics PLC Class A (a)	54,231	2,535,299
CSG Systems International, Inc.	39,169	1,480,980
ExlService Holdings, Inc. (a)	39,823	1,886,017
Forrester Research, Inc.	11,771	467,897
ManTech International Corp. Class A	30,478	1,055,453
Perficient, Inc. (a)	41,797	725,596
Sykes Enterprises, Inc. (a)	47,066	1,383,741
TeleTech Holdings, Inc.	18,799	556,450
Virtusa Corp. (a)	32,975	996,505

		14,486,354

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	112,950	1,250,356
Nautilus, Inc. (a)	36,708	669,921
Sturm Ruger & Co., Inc. (b)	22,018	1,179,064

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Vista Outdoor, Inc. (a)	68,100	$1,402,179

		4,501,520

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Albany Molecular Research, Inc. (a)	26,347	369,649
Cambrex Corp. (a)	38,528	2,120,966
Luminex Corp.	46,006	845,130

		3,335,745

MACHINERY — 5.1%
Actuant Corp. Class A	70,406	1,855,198
Alamo Group, Inc.	11,193	852,795
Albany International Corp. Class A	34,447	1,586,284
Astec Industries, Inc.	22,804	1,402,332
Barnes Group, Inc.	59,658	3,062,842
Briggs & Stratton Corp.	51,121	1,147,666
Chart Industries, Inc. (a)	36,591	1,278,490
CIRCOR International, Inc.	19,593	1,164,608
EnPro Industries, Inc.	25,484	1,813,441
ESCO Technologies, Inc.	30,578	1,776,582
Federal Signal Corp.	71,355	985,413
Franklin Electric Co., Inc.	45,814	1,972,293
Greenbrier Cos., Inc. (b)	33,842	1,458,590
Harsco Corp. (a)	95,721	1,220,443
Hillenbrand, Inc.	75,715	2,714,383
John Bean Technologies Corp.	37,466	3,295,135
Lindsay Corp.	12,571	1,107,757
Lydall, Inc. (a)	20,579	1,103,034
Mueller Industries, Inc.	68,488	2,344,344
Proto Labs, Inc. (a)	29,084	1,486,192
SPX Corp. (a)	50,426	1,222,831
SPX FLOW, Inc. (a)	50,430	1,750,425
Standex International Corp.	15,214	1,523,682
Tennant Co.	21,099	1,532,842
Titan International, Inc.	57,873	598,407
Wabash National Corp.	72,047	1,490,652
Watts Water Technologies, Inc. Class A	33,090	2,063,161

		43,809,822

MARINE — 0.2%
Matson, Inc.	51,359	1,631,162

MEDIA — 0.7%
EW Scripps Co. Class A (a)	66,889	1,567,878
Gannett Co., Inc.	135,432	1,134,920
New Media Investment Group, Inc.	63,945	908,658
Scholastic Corp.	32,103	1,366,625
World Wrestling Entertainment, Inc. Class A	45,953	1,021,076

		5,999,157

METALS & MINING — 1.3%
AK Steel Holding Corp. (a)	374,301	2,691,224
Century Aluminum Co. (a)	58,624	743,938
Haynes International, Inc.	14,725	561,317
Kaiser Aluminum Corp.	20,843	1,665,356
Materion Corp.	23,555	790,270
Olympic Steel, Inc.	10,782	200,114
Stillwater Mining Co. (a)	144,222	2,490,714
SunCoke Energy, Inc. (a)	75,636	677,699
TimkenSteel Corp. (a)	45,885	867,685

		10,688,317

MULTI-UTILITIES — 0.3%
Avista Corp.	76,423	2,984,318

MULTILINE RETAIL — 0.3%
Fred’s, Inc. Class A (b)	41,399	542,327
Ollie’s Bargain Outlet Holdings, Inc. (a)	56,990	1,909,165
Tuesday Morning Corp. (a)	52,890	198,337

		2,649,829

OIL, GAS & CONSUMABLE FUELS — 1.4%
Bill Barrett Corp. (a)	90,936	413,759
Carrizo Oil & Gas, Inc. (a)	72,824	2,087,136
Cloud Peak Energy, Inc. (a)	88,303	404,428
Contango Oil & Gas Co. (a)	26,340	192,809
Denbury Resources, Inc. (a)	475,400	1,226,532
Green Plains, Inc.	42,098	1,041,925
Northern Oil and Gas, Inc. (a) (b)	52,029	135,275
PDC Energy, Inc. (a)	66,653	4,155,815
REX American Resources Corp. (a)	6,809	616,146
SRC Energy, Inc. (a)	238,837	2,015,784

		12,289,609

PAPER & FOREST PRODUCTS — 1.2%
Boise Cascade Co. (a)	45,709	1,220,430
Clearwater Paper Corp. (a)	19,593	1,097,208
Deltic Timber Corp.	12,506	976,969
KapStone Paper and Packaging Corp.	104,701	2,418,593
Neenah Paper, Inc.	20,062	1,498,632
PH Glatfelter Co.	52,018	1,130,871
Schweitzer-Mauduit International, Inc.	36,689	1,519,658

		9,862,361

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	20,160	736,848
Medifast, Inc.	13,160	583,909

		1,320,757

PHARMACEUTICALS — 2.1%
Amphastar Pharmaceuticals, Inc. (a)	42,955	622,848
ANI Pharmaceuticals, Inc. (a)	9,530	471,830
Depomed, Inc. (a)	74,205	931,273
Heska Corp. (a)	7,400	776,816
Impax Laboratories, Inc. (a)	88,088	1,114,313
Innoviva, Inc. (a) (b)	92,591	1,280,534
Lannett Co., Inc. (a) (b)	34,646	774,338
Medicines Co. (a)	85,095	4,161,145
Nektar Therapeutics (a)	182,793	4,290,152
Phibro Animal Health Corp. Class A	22,142	622,190
SciClone Pharmaceuticals, Inc. (a)	60,694	594,801
Sucampo Pharmaceuticals, Inc. Class A (a)	29,732	327,052
Supernus Pharmaceuticals, Inc. (a)	59,655	1,867,201

		17,834,493

PROFESSIONAL SERVICES — 2.0%
CDI Corp. (a)	16,587	141,819
Exponent, Inc.	30,449	1,813,238
Heidrick & Struggles International, Inc.	22,137	583,310
Insperity, Inc.	22,280	1,975,122
Kelly Services, Inc. Class A	34,460	753,295
Korn/Ferry International	68,294	2,150,578

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Navigant Consulting, Inc. (a)	55,971	$1,279,497
On Assignment, Inc. (a)	57,577	2,794,212
Resources Connection, Inc.	35,601	596,317
TrueBlue, Inc. (a)	49,974	1,366,789
WageWorks, Inc. (a)	44,047	3,184,598

		16,638,775

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.6%
Acadia Realty Trust	100,726	3,027,824
Agree Realty Corp. REIT	31,215	1,497,071
American Assets Trust, Inc. REIT	48,628	2,034,596
Capstead Mortgage Corp. REIT	114,571	1,207,578
CareTrust REIT, Inc.	79,006	1,328,881
Cedar Realty Trust, Inc.	89,578	449,682
Chesapeake Lodging Trust	71,739	1,718,866
CoreSite Realty Corp. REIT	40,472	3,644,504
DiamondRock Hospitality Co.	238,063	2,654,402
EastGroup Properties, Inc.	39,596	2,911,494
Four Corners Property Trust, Inc. REIT	71,496	1,632,254
Franklin Street Properties Corp. REIT	128,010	1,554,041
Getty Realty Corp.	31,784	803,182
Government Properties Income Trust REIT	84,673	1,772,206
Hersha Hospitality Trust	49,602	932,022
Kite Realty Group Trust REIT	99,395	2,136,993
Lexington Realty Trust REIT	257,236	2,567,215
LTC Properties, Inc.	47,063	2,254,318
Pennsylvania Real Estate Investment Trust	82,357	1,246,885
PS Business Parks, Inc. REIT	23,270	2,670,465
Retail Opportunity Investments Corp. REIT	129,972	2,733,311
Sabra Health Care REIT, Inc.	77,631	2,168,234
Saul Centers, Inc. REIT	14,060	866,377
Summit Hotel Properties, Inc. REIT	111,579	1,783,032
Universal Health Realty Income Trust REIT	14,900	961,050
Urstadt Biddle Properties, Inc. Class A, REIT	35,033	720,278

		47,276,761

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Forestar Group, Inc. (a)	38,827	529,989
HFF, Inc. Class A	41,962	1,161,088
RE/MAX Holdings, Inc. Class A	21,084	1,253,444

		2,944,521

ROAD & RAIL — 0.8%
ArcBest Corp.	28,102	730,652
Celadon Group, Inc.	32,895	215,462
Heartland Express, Inc.	51,726	1,037,106
Knight Transportation, Inc.	79,328	2,486,933
Marten Transport, Ltd.	27,257	639,177
Roadrunner Transportation Systems, Inc. (a)	35,790	245,877
Saia, Inc. (a)	30,350	1,344,505

		6,699,712

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	47,227	3,237,883

Brooks Automation, Inc.	82,948	1,858,035
Cabot Microelectronics Corp.	29,841	2,286,119
CEVA, Inc. (a)	25,405	901,878
Cohu, Inc.	29,903	552,009
Diodes, Inc. (a)	45,581	1,096,223
DSP Group, Inc. (a)	25,809	309,708
Exar Corp. (a)	50,864	661,741
Kopin Corp. (a)	72,063	295,458
Kulicke & Soffa Industries, Inc. (a)	84,489	1,716,816
MKS Instruments, Inc.	63,992	4,399,450
Nanometrics, Inc. (a)	29,680	904,053
Power Integrations, Inc.	35,037	2,303,683
Rambus, Inc. (a)	132,640	1,742,890
Rudolph Technologies, Inc. (a)	37,398	837,715
Semtech Corp. (a)	78,088	2,639,374
Ultratech, Inc. (a)	28,340	839,431
Veeco Instruments, Inc. (a)	48,440	1,445,934
Xperi Corp.	58,324	1,980,100

		30,008,500

SOFTWARE — 2.3%
8x8, Inc. (a)	108,513	1,654,823
Blackbaud, Inc.	56,686	4,346,116
Bottomline Technologies de, Inc. (a)	45,124	1,067,182
Ebix, Inc. (b)	26,147	1,601,504
MicroStrategy, Inc. Class A (a)	11,194	2,102,233
Monotype Imaging Holdings, Inc.	49,316	991,252
Progress Software Corp.	58,118	1,688,328
Qualys, Inc. (a)	35,110	1,330,669
Synchronoss Technologies, Inc. (a)	51,072	1,246,157
TiVo Corp.	143,795	2,696,156
VASCO Data Security International, Inc. (a)	35,672	481,572

		19,205,992

SPECIALTY RETAIL — 4.2%
Abercrombie & Fitch Co. Class A	80,808	964,039
Asbury Automotive Group, Inc. (a)	22,891	1,375,749
Ascena Retail Group, Inc. (a)	202,519	862,731
Barnes & Noble Education, Inc. (a)	46,236	443,403
Barnes & Noble, Inc.	66,189	612,248
Big 5 Sporting Goods Corp.	21,116	318,852
Buckle, Inc. (b)	33,239	618,245
Caleres, Inc.	51,299	1,355,320
Cato Corp. Class A	29,972	658,185
Children’s Place, Inc.	21,497	2,580,715
DSW, Inc. Class A	79,800	1,650,264
Express, Inc. (a)	93,752	854,081
Finish Line, Inc. Class A	47,792	680,080
Five Below, Inc. (a)	65,298	2,828,056
Francesca’s Holdings Corp. (a)	44,561	684,011
Genesco, Inc. (a)	24,112	1,337,010
Group 1 Automotive, Inc.	23,712	1,756,585
Guess?, Inc.	72,537	808,788
Haverty Furniture Cos., Inc.	23,178	564,384
Hibbett Sports, Inc. (a)	25,962	765,879
Kirkland’s, Inc. (a)	17,147	212,623
Lithia Motors, Inc. Class A	28,412	2,433,488
Lumber Liquidators Holdings, Inc. (a) (b)	33,323	699,450

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MarineMax, Inc. (a)	28,828	$624,126
Monro Muffler Brake, Inc.	38,768	2,019,813
Rent-A-Center, Inc. (b)	62,725	556,371
RH (a) (b)	45,628	2,110,751
Select Comfort Corp. (a)	52,185	1,293,666
Shoe Carnival, Inc.	15,974	392,481
Sonic Automotive, Inc. Class A	30,995	621,450
Stein Mart, Inc.	36,571	110,079
Tailored Brands, Inc.	57,467	858,557
Tile Shop Holdings, Inc.	38,814	747,170
Vitamin Shoppe, Inc. (a)	28,534	574,960
Zumiez, Inc. (a)	20,917	382,781

		35,356,391

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Cray, Inc. (a)	48,618	1,064,734
Electronics For Imaging, Inc. (a)	55,212	2,696,002
Super Micro Computer, Inc. (a)	45,033	1,141,587

		4,902,323

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	86,844	613,987
Fossil Group, Inc. (a)	49,500	863,775
G-III Apparel Group, Ltd. (a)	51,920	1,136,529
Iconix Brand Group, Inc. (a)	66,248	498,185
Movado Group, Inc.	18,036	449,998
Oxford Industries, Inc.	17,842	1,021,633
Perry Ellis International, Inc. (a)	14,284	306,820
Steven Madden, Ltd. (a)	64,098	2,470,978
Unifi, Inc. (a)	17,932	509,090
Vera Bradley, Inc. (a)	23,101	215,070
Wolverine World Wide, Inc.	115,307	2,879,216

		10,965,281

THRIFTS & MORTGAGE FINANCE — 1.8%
Astoria Financial Corp.	108,421	2,223,715
Bank Mutual Corp.	49,664	466,842
BofI Holding, Inc. (a) (b)	68,782	1,797,274
Dime Community Bancshares, Inc.	36,626	743,508
HomeStreet, Inc. (a)	29,712	830,450
LendingTree, Inc. (a)	8,618	1,080,266
Northfield Bancorp, Inc.	53,946	972,107
Northwest Bancshares, Inc.	121,193	2,040,890
Oritani Financial Corp.	45,357	771,069
Provident Financial Services, Inc.	72,012	1,861,510
TrustCo Bank Corp. NY	114,581	899,461
Walker & Dunlop, Inc. (a)	33,093	1,379,647

		15,066,739

TOBACCO — 0.2%
Universal Corp.	30,109	2,130,212

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	46,361	2,867,428
DXP Enterprises, Inc. (a)	18,222	690,067
Kaman Corp.	32,361	1,557,535
Veritiv Corp. (a)	13,565	702,667

		5,817,697

WATER UTILITIES — 0.5%
American States Water Co.	43,513	1,927,626

California Water Service Group	57,089	2,046,641

		3,974,267

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	24,265	461,035

TOTAL COMMON STOCKS (Cost $751,600,790)		848,172,028

	Principal Amount
CORPORATE BONDS & NOTES — 0.0% (c)
METAL FABRICATE & HARDWARE — 0.0% (c)
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $332,000)	$332,000	329,095

	Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	2,581,809	2,581,809
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	16,461,048	16,461,048

TOTAL SHORT-TERM INVESTMENTS (Cost $19,042,857)		19,042,857

TOTAL INVESTMENTS — 102.0% (Cost $770,975,647)		867,543,980
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(16,955,231)

NET ASSETS — 100.0%		$850,588,749

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$14,431,361	$—	$—	$14,431,361
Air Freight & Logistics	5,924,292	—	—	5,924,292
Airlines	7,580,405	—	—	7,580,405
Auto Components	15,385,649	—	—	15,385,649
Automobiles	928,336	—	—	928,336
Banks	79,644,119	—	—	79,644,119
Beverages	1,133,110	—	—	1,133,110
Biotechnology	13,469,395	—	—	13,469,395
Building Products	18,126,756	—	—	18,126,756
Capital Markets	15,535,732	—	—	15,535,732
Chemicals	25,132,633	—	—	25,132,633
Commercial Services & Supplies	29,785,065	—	—	29,785,065
Communications Equipment	13,558,051	—	—	13,558,051
Construction & Engineering	3,579,045	—	—	3,579,045
Construction Materials	3,219,927	—	—	3,219,927
Consumer Finance	8,531,157	—	—	8,531,157
Containers & Packaging	411,498	—	—	411,498
Distributors	1,720,472	—	—	1,720,472
Diversified Consumer Services	3,771,150	—	—	3,771,150
Diversified Telecommunication Services	7,364,620	—	—	7,364,620
Electric Utilities	6,467,866	—	—	6,467,866
Electrical Equipment	4,687,130	—	—	4,687,130
Electronic Equipment, Instruments & Components	33,302,779	—	—	33,302,779
Energy Equipment & Services	15,902,411	—	—	15,902,411
Equity Real Estate Investment Trusts (REITs)	1,014,987	—	—	1,014,987
Food & Staples Retailing	3,988,531	—	—	3,988,531
Food Products	14,345,833	—	—	14,345,833
Gas Utilities	9,066,991	—	—	9,066,991
Health Care Equipment & Supplies	33,421,025	—	—	33,421,025
Health Care Providers & Services	27,709,770	—	—	27,709,770
Health Care Technology	9,499,726	—	—	9,499,726
Hotels, Restaurants & Leisure	26,585,643	—	—	26,585,643
Household Durables	15,487,642	—	—	15,487,642
Household Products	3,675,165	—	—	3,675,165
Industrial Conglomerates	1,250,544	—	—	1,250,544
Insurance	26,663,112	—	—	26,663,112
Internet & Catalog Retail	4,811,866	—	—	4,811,866
Internet Software & Services	8,216,584	—	—	8,216,584
IT Services	14,486,354	—	—	14,486,354
Leisure Equipment & Products	4,501,520	—	—	4,501,520
Life Sciences Tools & Services	3,335,745	—	—	3,335,745
Machinery	43,809,822	—	—	43,809,822
Marine	1,631,162	—	—	1,631,162
Media	5,999,157	—	—	5,999,157
Metals & Mining	10,688,317	—	—	10,688,317
Multi-Utilities	2,984,318	—	—	2,984,318
Multiline Retail	2,649,829	—	—	2,649,829
Oil, Gas & Consumable Fuels	12,289,609	—	—	12,289,609
Paper & Forest Products	9,862,361	—	—	9,862,361
Personal Products	1,320,757	—	—	1,320,757
Pharmaceuticals	17,834,493	—	—	17,834,493

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Professional Services	$16,638,775	$—	$—	$16,638,775
Real Estate Investment Trusts (REITs)	47,276,761	—	—	47,276,761
Real Estate Management & Development	2,944,521	—	—	2,944,521
Road & Rail	6,699,712	—	—	6,699,712
Semiconductors & Semiconductor Equipment	30,008,500	—	—	30,008,500
Software	19,205,992	—	—	19,205,992
Specialty Retail	35,356,391	—	—	35,356,391
Technology Hardware, Storage & Peripherals	4,902,323	—	—	4,902,323
Textiles, Apparel & Luxury Goods	10,965,281	—	—	10,965,281
Thrifts & Mortgage Finance.	15,066,739	—	—	15,066,739
Tobacco	2,130,212	—	—	2,130,212
Trading Companies & Distributors	5,817,697	—	—	5,817,697
Water Utilities	3,974,267	—	—	3,974,267
Wireless Telecommunication Services	461,035	—	—	461,035
Corporate Bonds & Notes
Metal Fabricate & Hardware	—	329,095	—	329,095
Short-Term Investments	19,042,857	—	—	19,042,857

TOTAL INVESTMENTS	$867,214,885	$329,095	$—	$867,543,980

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	160,138	$160,138	10,646,718	10,806,856	—	$—	$671
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	39,735,633	37,153,824	2,581,809	2,581,809	3,691
State Street Navigator Securities Lending Government Money Market Portfolio*	48,808,779	48,808,779	82,035,069	114,382,800	16,461,048	16,461,048	78,356

TOTAL		$48,968,916				$19,042,857	$82,718

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	163,482	$3,547,559
Aerovironment, Inc. (a)	35,192	986,432
Mercury Systems, Inc. (a)	166,193	6,489,837
TASER International, Inc. (a)	178,426	4,066,328

		15,090,156

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	70,133	3,336,227

AIRLINES — 1.2%
Allegiant Travel Co.	45,513	7,293,458
Hawaiian Holdings, Inc. (a)	183,422	8,519,952

		15,813,410

AUTO COMPONENTS — 1.6%
Dorman Products, Inc. (a)	103,947	8,537,167
Fox Factory Holding Corp. (a)	119,474	3,428,904
LCI Industries	85,687	8,551,563

		20,517,634

AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	90,896	2,658,708

BANKS — 12.0%
Ameris Bancorp	127,183	5,863,136
Boston Private Financial Holdings, Inc.	166,544	2,731,322
Brookline Bancorp, Inc.	155,177	2,428,520
Cardinal Financial Corp.	113,020	3,383,819
Central Pacific Financial Corp.	105,213	3,213,205
City Holding Co.	28,463	1,835,294
Columbia Banking System, Inc.	106,364	4,147,132
Community Bank System, Inc.	89,659	4,929,452
Customers Bancorp, Inc. (a)	97,330	3,068,815
CVB Financial Corp.	199,343	4,403,487
First BanCorp (a)	542,943	3,067,628
First Commonwealth Financial Corp.	195,172	2,587,981
First Financial Bancorp	135,415	3,717,142
First Financial Bankshares, Inc. (b)	226,973	9,101,617
First Midwest Bancorp, Inc.	160,462	3,799,740
Glacier Bancorp, Inc.	183,030	6,210,208
Great Western Bancorp, Inc.	118,125	5,009,681
Hanmi Financial Corp.	110,482	3,397,321
Home BancShares, Inc.	432,600	11,710,482
Independent Bank Corp.	59,695	3,880,175
LegacyTexas Financial Group, Inc.	144,465	5,764,153
National Bank Holdings Corp. Class A	91,045	2,958,963
NBT Bancorp, Inc.	90,457	3,353,241
Pinnacle Financial Partners, Inc.	160,171	10,643,363
ServisFirst Bancshares, Inc.	153,711	5,592,006
Simmons First National Corp. Class A	56,005	3,088,676
Southside Bancshares, Inc.	90,761	3,046,847
Sterling Bancorp	464,507	11,008,816
Tompkins Financial Corp.	41,913	3,376,092
United Bankshares, Inc. (b)	123,712	5,226,832
United Community Banks, Inc.	245,848	6,807,531
Westamerica Bancorporation	53,964	3,012,810

		152,365,487

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	7,626	1,571,109

BIOTECHNOLOGY — 2.2%
AMAG Pharmaceuticals, Inc. (a)	117,575	2,651,316
Eagle Pharmaceuticals, Inc. (a)	27,862	2,310,874
Emergent BioSolutions, Inc. (a)	55,490	1,611,430
Enanta Pharmaceuticals, Inc. (a)	48,472	1,492,938
Ligand Pharmaceuticals, Inc. (a)	64,782	6,856,527
MiMedx Group, Inc. (a) (b)	347,042	3,307,310
Momenta Pharmaceuticals, Inc. (a)	221,224	2,953,340
Progenics Pharmaceuticals, Inc. (a)	239,949	2,265,119
Repligen Corp. (a)	115,579	4,068,381

		27,517,235

BUILDING PRODUCTS — 3.5%
AAON, Inc.	137,042	4,844,435
American Woodmark Corp. (a)	25,811	2,369,450
Apogee Enterprises, Inc.	57,812	3,446,173
Gibraltar Industries, Inc. (a)	107,743	4,439,012
Griffon Corp.	106,968	2,636,761
Insteel Industries, Inc.	61,060	2,206,708
Patrick Industries, Inc. (a)	55,000	3,899,500
PGT Innovations, Inc. (a)	170,527	1,833,165
Quanex Building Products Corp.	117,970	2,388,893
Simpson Manufacturing Co., Inc.	140,382	6,049,060
Trex Co., Inc. (a)	101,794	7,063,486
Universal Forest Products, Inc.	34,786	3,427,812

		44,604,455

CAPITAL MARKETS — 1.8%
Evercore Partners, Inc. Class A	135,518	10,556,852
Financial Engines, Inc.	129,065	5,620,781
Greenhill & Co., Inc.	43,365	1,270,595
Piper Jaffray Cos.	48,719	3,110,708
WisdomTree Investments, Inc.	250,799	2,277,255

		22,836,191

CHEMICALS — 3.2%
A Schulman, Inc.	44,304	1,393,361
Balchem Corp.	109,024	8,985,758
Flotek Industries, Inc. (a) (b)	81,158	1,038,011
Hawkins, Inc.	20,790	1,018,710
Ingevity Corp. (a)	144,475	8,791,304
Innophos Holdings, Inc.	47,994	2,590,236
Innospec, Inc.	40,467	2,620,238
Koppers Holdings, Inc. (a)	45,284	1,917,778
Kraton Corp. (a)	105,735	3,269,326
Quaker Chemical Corp.	46,046	6,062,416
Stepan Co.	41,954	3,306,395

		40,993,533

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ABM Industries, Inc.	90,982	3,966,815
Brady Corp. Class A	118,991	4,599,002
Healthcare Services Group, Inc.	166,459	7,172,718
Matthews International Corp. Class A	78,356	5,300,783
Mobile Mini, Inc.	69,127	2,108,374
Multi-Color Corp.	30,486	2,164,506
Tetra Tech, Inc.	198,460	8,107,091
UniFirst Corp.	30,574	4,324,692
US Ecology, Inc.	74,502	3,490,419

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Viad Corp.	69,423	$3,137,920

		44,372,320

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	106,749	2,215,042
Bel Fuse, Inc. Class B	15,859	405,197
CalAmp Corp. (a)	50,949	855,434
Lumentum Holdings, Inc. (a)	191,815	10,233,330
NETGEAR, Inc. (a)	64,179	3,180,070

		16,889,073

CONSTRUCTION & ENGINEERING — 0.2%
MYR Group, Inc. (a)	56,137	2,301,617
Orion Group Holdings, Inc. (a)	90,300	674,541

		2,976,158

CONSTRUCTION MATERIALS — 0.7%
Headwaters, Inc. (a)	259,555	6,094,351
US Concrete, Inc. (a)	34,160	2,205,028

		8,299,379

CONSUMER FINANCE — 0.2%
Green Dot Corp. Class A (a)	77,919	2,599,378

DIVERSIFIED CONSUMER SERVICES — 0.5%
Capella Education Co.	39,499	3,358,403
Career Education Corp. (a)	136,862	1,190,699
Strayer Education, Inc.	18,562	1,494,055

		6,043,157

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	18,672	1,314,882
Cincinnati Bell, Inc. (a)	85,218	1,508,359
Cogent Communications Holdings, Inc.	141,918	6,109,570
Consolidated Communications Holdings, Inc.	111,010	2,599,854
Lumos Networks Corp. (a)	33,809	598,419

		12,131,084

ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	57,667	3,431,187
Vicor Corp. (a)	52,173	839,985

		4,271,172

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Badger Meter, Inc.	99,425	3,653,869
CTS Corp.	114,155	2,431,501
ePlus, Inc. (a)	11,526	1,556,586
Fabrinet (a)	128,127	5,385,178
FARO Technologies, Inc. (a)	31,426	1,123,479
II-VI, Inc. (a)	188,479	6,794,668
Itron, Inc. (a)	115,487	7,010,061
Methode Electronics, Inc.	69,251	3,157,846
Rogers Corp. (a)	43,093	3,700,396
TTM Technologies, Inc. (a)	292,861	4,723,848

		39,537,432

ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	106,223	1,317,165
Geospace Technologies Corp. (a)	19,108	310,123

Helix Energy Solutions Group, Inc. (a)	190,362	1,479,113
Pioneer Energy Services Corp. (a)	113,687	454,748
Tesco Corp. (a)	51,415	413,891
TETRA Technologies, Inc. (a)	124,120	505,168
Unit Corp. (a)	70,226	1,696,660
US Silica Holdings, Inc.	250,011	11,998,028

		18,174,896

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT	76,122	1,514,067

FOOD & STAPLES RETAILING — 0.4%
SpartanNash Co.	129,351	4,525,991

FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	228,069	9,179,777
Calavo Growers, Inc.	52,497	3,181,318
J&J Snack Foods Corp.	28,145	3,815,336
John B Sanfilippo & Son, Inc.	13,215	967,206

		17,143,637

GAS UTILITIES — 0.8%
South Jersey Industries, Inc.	272,729	9,722,789

HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
Abaxis, Inc.	45,659	2,214,462
Analogic Corp.	19,137	1,452,498
Anika Therapeutics, Inc. (a)	33,573	1,458,411
Cantel Medical Corp.	124,558	9,977,096
CryoLife, Inc. (a)	94,267	1,569,546
Haemonetics Corp. (a)	90,605	3,675,845
ICU Medical, Inc. (a)	51,367	7,843,741
Inogen, Inc. (a)	34,422	2,669,770
Integra LifeSciences Holdings Corp. (a)	132,640	5,588,123
Meridian Bioscience, Inc.	70,718	975,909
Merit Medical Systems, Inc. (a)	168,871	4,880,372
Natus Medical, Inc. (a)	50,216	1,970,978
Neogen Corp. (a)	131,402	8,613,401
OraSure Technologies, Inc. (a)	189,324	2,447,959
Orthofix International NV (a)	22,802	869,896
Surmodics, Inc. (a)	45,063	1,083,765
Varex Imaging Corp. (a)	127,657	4,289,275
Zeltiq Aesthetics, Inc. (a)	125,775	6,994,348

		68,575,395

HEALTH CARE PROVIDERS & SERVICES — 2.5%
AMN Healthcare Services, Inc. (a)	165,327	6,712,276
BioTelemetry, Inc. (a)	98,245	2,844,193
Chemed Corp.	29,948	5,471,200
CorVel Corp. (a)	13,921	605,564
Cross Country Healthcare, Inc. (a)	115,086	1,652,635
Ensign Group, Inc.	86,718	1,630,298
HealthEquity, Inc. (a)	83,965	3,564,314
Landauer, Inc.	33,616	1,638,780
Magellan Health, Inc. (a)	38,866	2,683,697
Tivity Health, Inc. (a)	58,393	1,699,236
UnitedHealth Group, Inc.	—	57
US Physical Therapy, Inc.	42,862	2,798,889

		31,301,139

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 1.9%
HealthStream, Inc. (a)	88,285	$2,139,146
HMS Holdings Corp. (a)	287,444	5,843,736
Medidata Solutions, Inc. (a)	189,558	10,935,601
Omnicell, Inc. (a)	128,162	5,209,785

		24,128,268

HOTELS, RESTAURANTS & LEISURE — 3.4%
Belmond, Ltd. Class A (a)	288,699	3,493,258
Biglari Holdings, Inc. (a)	1,945	840,201
Bob Evans Farms, Inc.	35,868	2,326,757
Chuy’s Holdings, Inc. (a)	58,571	1,745,416
Dave & Buster’s Entertainment, Inc. (a)	129,627	7,918,913
DineEquity, Inc.	29,543	1,607,730
El Pollo Loco Holdings, Inc. (a)	42,838	511,914
ILG, Inc.	202,364	4,241,549
Marcus Corp.	66,320	2,128,872
Marriott Vacations Worldwide Corp.	59,068	5,902,665
Ruth’s Hospitality Group, Inc.	50,599	1,014,510
Scientific Games Corp. Class A (a)	174,593	4,129,125
Shake Shack, Inc. Class A (a)	43,409	1,449,861
Sonic Corp.	90,934	2,306,086
Wingstop, Inc.	98,952	2,798,363

		42,415,220

HOUSEHOLD DURABLES — 1.9%
Ethan Allen Interiors, Inc.	48,915	1,499,245
Installed Building Products, Inc. (a)	68,327	3,604,249
iRobot Corp. (a)	94,468	6,248,114
LGI Homes, Inc. (a) (b)	59,209	2,007,777
TopBuild Corp. (a)	129,687	6,095,289
Universal Electronics, Inc. (a)	49,457	3,387,805
William Lyon Homes Class A (a)	32,983	680,109

		23,522,588

HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	35,578	1,318,877
Central Garden & Pet Co. Class A (a)	115,506	4,010,368
WD-40 Co.	30,396	3,311,644

		8,640,889

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	72,639	2,110,163

INSURANCE — 0.7%
AMERISAFE, Inc.	38,866	2,522,403
RLI Corp.	65,284	3,918,346
Universal Insurance Holdings, Inc.	112,082	2,746,009

		9,186,758

INTERNET & CATALOG RETAIL — 1.0%
Nutrisystem, Inc.	103,579	5,748,635
PetMed Express, Inc.	47,157	949,742
Shutterfly, Inc. (a)	116,756	5,638,147

		12,336,524

INTERNET SOFTWARE & SERVICES — 1.5%
DHI Group, Inc. (a)	60,055	237,217
LivePerson, Inc. (a)	83,319	570,735
NIC, Inc.	211,522	4,272,744
Shutterstock, Inc. (a)	65,687	2,716,158
SPS Commerce, Inc. (a)	59,261	3,466,176

Stamps.com, Inc. (a)	54,296	6,425,932
XO Group, Inc. (a)	42,171	725,763

		18,414,725

IT SERVICES — 1.2%
Cardtronics PLC Class A (a)	155,673	7,277,713
CSG Systems International, Inc.	70,923	2,681,599
ExlService Holdings, Inc. (a)	74,435	3,525,241
Forrester Research, Inc.	35,076	1,394,271

		14,878,824

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	185,279	2,051,038
Nautilus, Inc. (a)	73,719	1,345,372
Vista Outdoor, Inc. (a)	86,552	1,782,106

		5,178,516

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Cambrex Corp. (a)	76,175	4,193,434
Luminex Corp.	129,926	2,386,740

		6,580,174

MACHINERY — 4.8%
Actuant Corp. Class A	97,280	2,563,328
Alamo Group, Inc.	20,373	1,552,219
Albany International Corp. Class A	60,391	2,781,006
Astec Industries, Inc.	65,295	4,015,316
Barnes Group, Inc.	97,292	4,994,971
Chart Industries, Inc. (a)	53,402	1,865,866
CIRCOR International, Inc.	29,117	1,730,714
EnPro Industries, Inc.	37,444	2,664,515
ESCO Technologies, Inc.	89,209	5,183,043
Franklin Electric Co., Inc.	69,818	3,005,665
Harsco Corp. (a)	134,097	1,709,737
Hillenbrand, Inc.	110,867	3,974,582
John Bean Technologies Corp.	107,917	9,491,300
Lindsay Corp.	18,909	1,666,261
Lydall, Inc. (a)	58,972	3,160,899
Proto Labs, Inc. (a)	84,161	4,300,627
Tennant Co.	38,769	2,816,568
Watts Water Technologies, Inc. Class A	53,206	3,317,394

		60,794,011

MEDIA — 0.2%
World Wrestling Entertainment, Inc. Class A	133,639	2,969,459

METALS & MINING — 0.7%
AK Steel Holding Corp. (a)	612,267	4,402,200
Stillwater Mining Co. (a)	275,403	4,756,210

		9,158,410

MULTILINE RETAIL — 0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	166,010	5,561,335

OIL, GAS & CONSUMABLE FUELS — 1.3%
Bill Barrett Corp. (a)	118,729	540,217
Carrizo Oil & Gas, Inc. (a)	110,987	3,180,887
Contango Oil & Gas Co. (a)	28,141	205,992
Denbury Resources, Inc. (a)	552,512	1,425,481
Northern Oil and Gas, Inc. (a) (b)	73,746	191,740

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

PDC Energy, Inc. (a)	110,418	$6,884,562
REX American Resources Corp. (a)	10,855	982,269
SRC Energy, Inc. (a)	321,523	2,713,654

		16,124,802

PAPER & FOREST PRODUCTS — 0.4%
Deltic Timber Corp.	21,773	1,700,907
Neenah Paper, Inc.	37,421	2,795,348

		4,496,255

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	29,151	1,065,469
Medifast, Inc.	20,743	920,367

		1,985,836

PHARMACEUTICALS — 2.4%
Amphastar Pharmaceuticals, Inc. (a)	86,321	1,251,654
ANI Pharmaceuticals, Inc. (a)	28,068	1,389,647
Depomed, Inc. (a)	122,207	1,533,698
Heska Corp. (a)	21,400	2,246,572
Innoviva, Inc. (a) (b)	265,030	3,665,365
Medicines Co. (a)	94,161	4,604,473
Nektar Therapeutics (a)	309,028	7,252,887
Phibro Animal Health Corp. Class A	25,950	729,195
SciClone Pharmaceuticals, Inc. (a)	179,191	1,756,072
Sucampo Pharmaceuticals, Inc. Class A (a)	81,098	892,078
Supernus Pharmaceuticals, Inc. (a)	173,818	5,440,503

		30,762,144

PROFESSIONAL SERVICES — 2.1%
Exponent, Inc.	57,749	3,438,953
Insperity, Inc.	64,775	5,742,304
Navigant Consulting, Inc. (a)	160,227	3,662,789
On Assignment, Inc. (a)	82,699	4,013,382
WageWorks, Inc. (a)	126,862	9,172,123

		26,029,551

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.1%
Acadia Realty Trust	124,315	3,736,909
Agree Realty Corp. REIT	89,200	4,278,032
American Assets Trust, Inc. REIT	141,694	5,928,477
CareTrust REIT, Inc.	226,258	3,805,659
CoreSite Realty Corp. REIT	117,337	10,566,197
DiamondRock Hospitality Co.	355,325	3,961,874
EastGroup Properties, Inc.	115,292	8,477,421
Four Corners Property Trust, Inc. REIT	207,921	4,746,836
Franklin Street Properties Corp. REIT	194,572	2,362,104
Getty Realty Corp.	92,528	2,338,183
Hersha Hospitality Trust	83,113	1,561,693
Lexington Realty Trust REIT	749,065	7,475,669
LTC Properties, Inc.	89,194	4,272,393
Pennsylvania Real Estate Investment Trust	100,547	1,522,282
PS Business Parks, Inc. REIT	44,041	5,054,145
Retail Opportunity Investments Corp. REIT	253,988	5,341,368
Sabra Health Care REIT, Inc.	113,884	3,180,780
Saul Centers, Inc. REIT	28,229	1,739,471
Summit Hotel Properties, Inc. REIT	324,453	5,184,759

Universal Health Realty Income Trust REIT	28,717	1,852,246
Urstadt Biddle Properties, Inc. Class A, REIT	102,165	2,100,512

		89,487,010

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
HFF, Inc. Class A	80,811	2,236,040

ROAD & RAIL — 1.0%
Heartland Express, Inc.	94,819	1,901,121
Knight Transportation, Inc.	227,668	7,137,392
Marten Transport, Ltd.	41,236	966,984
Saia, Inc. (a)	50,665	2,244,459

		12,249,956

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Energy Industries, Inc. (a)	136,395	9,351,241
Brooks Automation, Inc.	121,552	2,722,765
Cabot Microelectronics Corp.	86,707	6,642,623
CEVA, Inc. (a)	73,864	2,622,172
Exar Corp. (a)	93,532	1,216,852
Kopin Corp. (a)	89,158	365,548
Kulicke & Soffa Industries, Inc. (a)	126,476	2,569,993
MKS Instruments, Inc.	184,564	12,688,775
Nanometrics, Inc. (a)	86,261	2,627,510
Power Integrations, Inc.	101,912	6,700,714
Rambus, Inc. (a)	385,794	5,069,333
Rudolph Technologies, Inc. (a)	107,200	2,401,280
Semtech Corp. (a)	143,530	4,851,314
Ultratech, Inc. (a)	42,360	1,254,703
Veeco Instruments, Inc. (a)	70,519	2,104,992
Xperi Corp.	169,994	5,771,296

		68,961,111

SOFTWARE — 3.8%
8x8, Inc. (a)	315,657	4,813,769
Blackbaud, Inc.	162,924	12,491,383
Bottomline Technologies de, Inc. (a)	66,580	1,574,617
Ebix, Inc. (b)	74,376	4,555,530
MicroStrategy, Inc. Class A (a)	17,353	3,258,893
Monotype Imaging Holdings, Inc.	59,940	1,204,794
Progress Software Corp.	169,134	4,913,343
Qualys, Inc. (a)	100,583	3,812,096
Synchronoss Technologies, Inc. (a)	146,052	3,563,669
TiVo Corp.	418,590	7,848,562
VASCO Data Security International, Inc. (a)	42,252	570,402

		48,607,058

SPECIALTY RETAIL — 2.3%
Children’s Place, Inc.	62,413	7,492,681
DSW, Inc. Class A	61,308	1,267,849
Five Below, Inc. (a)	189,993	8,228,597
Francesca’s Holdings Corp. (a)	131,112	2,012,569
Hibbett Sports, Inc. (a)	40,854	1,205,193
Monro Muffler Brake, Inc.	49,067	2,556,391
Select Comfort Corp. (a)	82,015	2,033,152
Tailored Brands, Inc.	81,066	1,211,126
Tile Shop Holdings, Inc.	115,244	2,218,447

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Zumiez, Inc. (a)	61,841	$1,131,690

		29,357,695

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Electronics For Imaging, Inc. (a)	79,283	3,871,389
Super Micro Computer, Inc. (a)	66,877	1,695,332

		5,566,721

TEXTILES,APPAREL & LUXURY GOODS — 0.5%
Iconix Brand Group, Inc. (a)	73,171	550,246
Oxford Industries, Inc.	24,553	1,405,905
Steven Madden, Ltd. (a)	112,131	4,322,650

		6,278,801

THRIFTS & MORTGAGE FINANCE — 2.1%
Bank Mutual Corp.	78,043	733,604
BofI Holding, Inc. (a) (b)	199,904	5,223,492
Dime Community Bancshares, Inc.	62,192	1,262,498
LendingTree, Inc. (a)	24,678	3,093,387
Northfield Bancorp, Inc.	154,575	2,785,441
Northwest Bancshares, Inc.	212,174	3,573,010
Oritani Financial Corp.	69,066	1,174,122
Provident Financial Services, Inc.	111,727	2,888,143
TrustCo Bank Corp. NY	190,839	1,498,086
Walker & Dunlop, Inc. (a)	94,649	3,945,917

		26,177,700

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	90,611	5,604,290

WATER UTILITIES — 0.7%
American States Water Co.	60,183	2,666,107
California Water Service Group	166,374	5,964,508

		8,630,615

TOTAL COMMON STOCKS (Cost $1,097,314,446)		1,263,812,661

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,547,769	1,547,769
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	21,484,361	21,484,361

TOTAL SHORT-TERM INVESTMENTS (Cost $23,032,130)		23,032,130

TOTAL INVESTMENTS — 101.7% (Cost $1,120,346,576)		1,286,844,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(21,524,398)

NET ASSETS — 100.0%		$1,265,320,393

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$15,090,156	$—	$—	$15,090,156
Air Freight & Logistics	3,336,227	—	—	3,336,227
Airlines	15,813,410	—	—	15,813,410
Auto Components	20,517,634	—	—	20,517,634
Automobiles	2,658,708	—	—	2,658,708
Banks	152,365,487	—	—	152,365,487
Beverages	1,571,109	—	—	1,571,109
Biotechnology	27,517,235	—	—	27,517,235
Building Products	44,604,455	—	—	44,604,455
Capital Markets	22,836,191	—	—	22,836,191
Chemicals	40,993,533	—	—	40,993,533
Commercial Services & Supplies	44,372,320	—	—	44,372,320
Communications Equipment	16,889,073	—	—	16,889,073

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Construction & Engineering	$2,976,158	$—	$—	$2,976,158
Construction Materials	8,299,379	—	—	8,299,379
Consumer Finance	2,599,378	—	—	2,599,378
Diversified Consumer Services	6,043,157	—	—	6,043,157
Diversified Telecommunication Services	12,131,084	—	—	12,131,084
Electrical Equipment	4,271,172	—	—	4,271,172
Electronic Equipment, Instruments & Components	39,537,432	—	—	39,537,432
Energy Equipment & Services	18,174,896	—	—	18,174,896
Equity Real Estate Investment Trusts (REITs)	1,514,067	—	—	1,514,067
Food & Staples Retailing	4,525,991	—	—	4,525,991
Food Products	17,143,637	—	—	17,143,637
Gas Utilities	9,722,789	—	—	9,722,789
Health Care Equipment & Supplies	68,575,395	—	—	68,575,395
Health Care Providers & Services	31,301,139	—	—	31,301,139
Health Care Technology	24,128,268	—	—	24,128,268
Hotels, Restaurants & Leisure	42,415,220	—	—	42,415,220
Household Durables	23,522,588	—	—	23,522,588
Household Products	8,640,889	—	—	8,640,889
Industrial Conglomerates	2,110,163	—	—	2,110,163
Insurance	9,186,758	—	—	9,186,758
Internet & Catalog Retail	12,336,524	—	—	12,336,524
Internet Software & Services	18,414,725	—	—	18,414,725
IT Services	14,878,824	—	—	14,878,824
Leisure Equipment & Products	5,178,516	—	—	5,178,516
Life Sciences Tools & Services	6,580,174	—	—	6,580,174
Machinery	60,794,011	—	—	60,794,011
Media	2,969,459	—	—	2,969,459
Metals & Mining	9,158,410	—	—	9,158,410
Multiline Retail	5,561,335	—	—	5,561,335
Oil, Gas & Consumable Fuels	16,124,802	—	—	16,124,802
Paper & Forest Products	4,496,255	—	—	4,496,255
Personal Products	1,985,836	—	—	1,985,836
Pharmaceuticals	30,762,144	—	—	30,762,144
Professional Services	26,029,551	—	—	26,029,551
Real Estate Investment Trusts (REITs)	89,487,010	—	—	89,487,010
Real Estate Management & Development	2,236,040	—	—	2,236,040
Road & Rail	12,249,956	—	—	12,249,956
Semiconductors & Semiconductor Equipment	68,961,111	—	—	68,961,111
Software	48,607,058	—	—	48,607,058
Specialty Retail	29,357,695	—	—	29,357,695
Technology Hardware, Storage & Peripherals	5,566,721	—	—	5,566,721
Textiles, Apparel & Luxury Goods	6,278,801	—	—	6,278,801
Thrifts & Mortgage Finance	26,177,700	—	—	26,177,700
Trading Companies & Distributors	5,604,290	—	—	5,604,290
Water Utilities	8,630,615	—	—	8,630,615
Short-Term Investments	23,032,130	—	—	23,032,130

TOTAL INVESTMENTS	$1,286,844,791	$—	$—	$1,286,844,791

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	602,656	$602,656	20,107,347	20,710,003	—	$—	$1,213
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	51,992,924	50,445,155	1,547,769	1,547,769	4,995
State Street Navigator Securities Lending Government Money Market Portfolio*	86,368,569	86,368,569	141,315,335	206,199,543	21,484,361	21,484,361	126,856

TOTAL		$86,971,225				$23,032,130	$133,064

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	93,872	$3,156,915
Aerojet Rocketdyne Holdings, Inc. (a)	80,194	1,740,210
Aerovironment, Inc. (a)	31,983	896,484
Cubic Corp.	74,960	3,957,888
Engility Holdings, Inc. (a)	50,818	1,470,673
Moog, Inc. Class A (a)	94,964	6,395,825
National Presto Industries, Inc.	14,203	1,451,547
Triumph Group, Inc.	149,040	3,837,780

		22,907,322

AIR FREIGHT & LOGISTICS — 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	73,900	4,097,755
Echo Global Logistics, Inc. (a)	79,438	1,696,001
Forward Air Corp.	28,875	1,373,584
Hub Group, Inc. Class A (a)	100,406	4,658,838

		11,826,178

AIRLINES — 0.5%
SkyWest, Inc.	155,240	5,316,970

AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	225,423	4,233,444
Cooper-Standard Holdings, Inc. (a)	52,941	5,872,745
Gentherm, Inc. (a)	107,933	4,236,370
Motorcar Parts of America, Inc. (a)	55,813	1,715,134
Standard Motor Products, Inc.	58,777	2,888,302
Superior Industries International, Inc.	65,232	1,653,631

		20,599,626

BANKS — 6.5%
Banc of California, Inc.	144,990	3,001,293
Banner Corp.	78,719	4,379,925
Boston Private Financial Holdings, Inc.	104,413	1,712,373
Brookline Bancorp, Inc.	74,673	1,168,633
City Holding Co.	21,151	1,363,817
Columbia Banking System, Inc.	80,515	3,139,280
Community Bank System, Inc.	54,997	3,023,735
CVB Financial Corp.	123,852	2,735,891
Fidelity Southern Corp.	63,366	1,418,131
First Commonwealth Financial Corp.	95,832	1,270,732
First Financial Bancorp	68,067	1,868,439
First Midwest Bancorp, Inc.	99,158	2,348,061
First NBC Bank Holding Co. (a) (b)	47,739	190,956
Glacier Bancorp, Inc.	69,539	2,359,458
Great Western Bancorp, Inc.	72,515	3,075,361
Hope Bancorp, Inc.	379,735	7,279,520
Independent Bank Corp.	29,608	1,924,520
NBT Bancorp, Inc.	50,345	1,866,289
OFG Bancorp	131,314	1,549,505
Old National Bancorp	403,833	7,006,503
Opus Bank	54,334	1,094,830
S&T Bancorp, Inc.	103,156	3,569,198
Simmons First National Corp. Class A	40,687	2,243,888
United Bankshares, Inc. (b)	135,773	5,736,409

Westamerica Bancorporation	30,710	1,714,539

		67,041,286

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	7,300	1,503,946

BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc. (a)	136,135	2,858,835
Emergent BioSolutions, Inc. (a)	55,619	1,615,176
Myriad Genetics, Inc. (a)	204,609	3,928,493
Spectrum Pharmaceuticals, Inc. (a)	209,434	1,361,321

		9,763,825

BUILDING PRODUCTS — 0.7%
American Woodmark Corp. (a)	20,035	1,839,213
Apogee Enterprises, Inc.	34,206	2,039,019
Universal Forest Products, Inc.	29,844	2,940,828

		6,819,060

CAPITAL MARKETS — 1.9%
Donnelley Financial Solutions, Inc. (a)	75,689	1,460,041
Financial Engines, Inc.	58,441	2,545,106
Greenhill & Co., Inc.	45,308	1,327,524
Interactive Brokers Group, Inc. Class A	203,096	7,051,493
INTL. FCStone, Inc. (a)	44,584	1,692,409
Investment Technology Group, Inc.	92,513	1,873,388
Virtus Investment Partners, Inc.	19,046	2,016,971
WisdomTree Investments, Inc.	127,500	1,157,700

		19,124,632

CHEMICALS — 2.7%
A Schulman, Inc.	49,988	1,572,123
AdvanSix, Inc. (a)	88,808	2,426,235
American Vanguard Corp.	77,330	1,283,678
Calgon Carbon Corp.	147,584	2,154,726
Flotek Industries, Inc. (a) (b)	93,505	1,195,929
FutureFuel Corp.	68,025	964,594
Hawkins, Inc.	11,164	547,036
HB Fuller Co.	149,997	7,733,845
Innophos Holdings, Inc.	16,179	873,181
Innospec, Inc.	37,171	2,406,822
Koppers Holdings, Inc. (a)	22,822	966,512
LSB Industries, Inc. (a)	57,507	539,416
Rayonier Advanced Materials, Inc.	124,800	1,678,560
Stepan Co.	22,053	1,737,997
Tredegar Corp.	75,268	1,320,953

		27,401,607

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ABM Industries, Inc.	86,810	3,784,916
Brady Corp. Class A	39,669	1,533,207
Brink’s Co.	134,531	7,190,682
Essendant, Inc.	110,598	1,675,560
Healthcare Services Group, Inc.	72,843	3,138,805
Interface, Inc.	188,088	3,583,076
LSC Communications, Inc.	95,609	2,405,522
Matthews International Corp. Class A	28,810	1,948,997
Mobile Mini, Inc.	71,022	2,166,171
Multi-Color Corp.	13,286	943,306
RR Donnelley & Sons Co.	206,227	2,497,409

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Team, Inc. (a)	85,932	$2,324,461
UniFirst Corp.	18,965	2,682,599

		35,874,711

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	53,594	1,112,075
Bel Fuse, Inc. Class B	11,437	292,215
Black Box Corp.	44,414	397,505
CalAmp Corp. (a)	58,004	973,887
Comtech Telecommunications Corp.	70,409	1,037,829
Digi International, Inc. (a)	77,623	923,714
Harmonic, Inc. (a)	234,388	1,394,609
Ixia (a)	191,868	3,770,206
NETGEAR, Inc. (a)	41,292	2,046,019
Viavi Solutions, Inc. (a)	687,788	7,373,087

		19,321,146

CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	98,581	2,258,491
Comfort Systems USA, Inc.	109,114	3,999,028

		6,257,519

CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	13,639	880,397

CONSUMER FINANCE — 1.9%
Encore Capital Group, Inc. (a)	71,524	2,202,939
Enova International, Inc. (a)	67,406	1,000,979
EZCORP, Inc. Class A (a)	144,948	1,181,326
Firstcash, Inc.	144,279	7,091,313
Green Dot Corp. Class A (a)	64,789	2,161,361
PRA Group, Inc. (a)	139,034	4,608,977
World Acceptance Corp. (a)	17,860	924,791

		19,171,686

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	65,376	1,036,210

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	136,456	4,256,063

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	48,106	1,101,627
Career Education Corp. (a)	77,057	670,396
Regis Corp. (a)	104,896	1,229,381
Strayer Education, Inc.	15,307	1,232,061

		4,233,465

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	15,863	1,117,072
Cincinnati Bell, Inc. (a)	52,813	934,790
Consolidated Communications Holdings, Inc.	54,516	1,276,765
General Communication, Inc. Class A (a)	76,397	1,589,058
Iridium Communications, Inc. (a) (b)	244,345	2,357,929
Lumos Networks Corp. (a)	39,516	699,433

		7,975,047

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	149,173	10,100,504
El Paso Electric Co.	121,321	6,126,710

		16,227,214

ELECTRICAL EQUIPMENT — 0.8%
AZZ, Inc.	26,171	1,557,174
Encore Wire Corp.	60,609	2,788,014
General Cable Corp.	149,840	2,689,628
Powell Industries, Inc.	24,211	833,827

		7,868,643

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Agilysys, Inc. (a)	45,492	429,899
Anixter International, Inc. (a)	83,925	6,655,252
Benchmark Electronics, Inc. (a)	146,437	4,656,697
Daktronics, Inc.	119,816	1,132,261
Electro Scientific Industries, Inc. (a)	97,125	676,961
ePlus, Inc. (a)	9,444	1,275,412
FARO Technologies, Inc. (a)	23,434	837,765
Insight Enterprises, Inc. (a)	106,453	4,374,154
Methode Electronics, Inc.	48,241	2,199,790
MTS Systems Corp.	48,714	2,681,706
OSI Systems, Inc. (a)	53,307	3,890,878
Park Electrochemical Corp.	56,944	1,017,020
Plexus Corp. (a)	100,837	5,828,379
Rogers Corp. (a)	16,178	1,389,205
Sanmina Corp. (a)	221,623	8,997,894
ScanSource, Inc. (a)	73,794	2,896,414

		48,939,687

ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	118,768	1,472,723
Atwood Oceanics, Inc. (a)	217,924	2,076,816
Bristow Group, Inc.	95,538	1,453,133
CARBO Ceramics, Inc. (a)	62,765	818,456
Era Group, Inc. (a)	58,208	771,838
Exterran Corp. (a)	95,156	2,992,656
Geospace Technologies Corp. (a)	22,332	362,448
Gulf Island Fabrication, Inc.	40,790	471,124
Helix Energy Solutions Group, Inc. (a)	243,026	1,888,312
Hornbeck Offshore Services, Inc. (a) (b)	90,047	398,908
Matrix Service Co. (a)	79,333	1,308,994
Newpark Resources, Inc. (a)	257,747	2,087,751
Pioneer Energy Services Corp. (a)	132,699	530,796
SEACOR Holdings, Inc. (a)	47,614	3,294,413
Tesco Corp. (a)	91,652	737,799
TETRA Technologies, Inc. (a)	229,728	934,993
Tidewater, Inc. (a) (b)	134,013	154,115
Unit Corp. (a)	95,650	2,310,904

		24,066,179

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT	62,600	1,245,114

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	79,119	2,998,610
SUPERVALU, Inc. (a)	807,294	3,116,155

		6,114,765

FOOD PRODUCTS — 2.0%
Cal-Maine Foods, Inc. (b)	87,803	3,231,150
Darling Ingredients, Inc. (a)	492,117	7,145,539

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

J&J Snack Foods Corp.	19,636	$2,661,856
John B Sanfilippo & Son, Inc.	14,500	1,061,255
Sanderson Farms, Inc.	59,835	6,213,266
Seneca Foods Corp. Class A (a)	18,466	666,623

		20,979,689

GAS UTILITIES — 1.4%
Northwest Natural Gas Co.	85,772	5,069,125
Spire, Inc.	136,410	9,207,675

		14,276,800

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abaxis, Inc.	28,314	1,373,229
Analogic Corp.	20,843	1,581,984
AngioDynamics, Inc. (a)	94,262	1,635,446
Anika Therapeutics, Inc. (a)	12,968	563,330
CONMED Corp.	73,104	3,246,548
Haemonetics Corp. (a)	76,837	3,117,277
Inogen, Inc. (a)	18,236	1,414,384
Integer Holdings Corp. (a)	80,688	3,243,657
Integra LifeSciences Holdings Corp. (a)	62,837	2,647,323
Invacare Corp.	94,882	1,129,096
Meridian Bioscience, Inc.	66,720	920,736
Natus Medical, Inc. (a)	53,647	2,105,645
Orthofix International NV (a)	32,200	1,228,430

		24,207,085

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Aceto Corp.	89,847	1,420,481
Adeptus Health, Inc. Class A (a) (b)	45,098	81,176
Air Methods Corp. (a)	99,565	4,281,295
Almost Family, Inc. (a)	34,489	1,676,165
Amedisys, Inc. (a)	82,342	4,206,853
Chemed Corp.	22,517	4,113,631
Community Health Systems, Inc. (a)	333,038	2,954,047
CorVel Corp. (a)	16,936	736,716
Diplomat Pharmacy, Inc. (a)	128,205	2,044,870
Ensign Group, Inc.	68,300	1,284,040
HealthEquity, Inc. (a)	56,606	2,402,925
Kindred Healthcare, Inc.	248,004	2,070,833
LHC Group, Inc. (a)	43,465	2,342,764
Magellan Health, Inc. (a)	36,112	2,493,534
PharMerica Corp. (a)	93,501	2,187,923
Providence Service Corp. (a)	35,114	1,560,466
Quorum Health Corp. (a)	88,156	479,569
Select Medical Holdings Corp. (a)	316,829	4,229,667
Tivity Health, Inc. (a)	49,743	1,447,521
UnitedHealth Group, Inc.	1	147

		42,014,623

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs & Systems, Inc. (b)	31,943	894,404
Quality Systems, Inc. (a)	137,418	2,094,250

		2,988,654

HOTELS, RESTAURANTS & LEISURE — 2.9%
Biglari Holdings, Inc. (a)	1,234	533,063
BJ’s Restaurants, Inc. (a)	52,839	2,134,696
Bob Evans Farms, Inc.	28,886	1,873,835

Boyd Gaming Corp. (a)	247,137	5,439,485
DineEquity, Inc.	24,301	1,322,460
El Pollo Loco Holdings, Inc. (a)	25,148	300,519
Fiesta Restaurant Group, Inc. (a)	80,010	1,936,242
ILG, Inc.	135,962	2,849,763
Marriott Vacations Worldwide Corp.	21,449	2,143,399
Monarch Casino & Resort, Inc. (a)	32,698	965,899
Penn National Gaming, Inc. (a)	248,100	4,572,483
Red Robin Gourmet Burgers, Inc. (a)	39,014	2,280,368
Ruby Tuesday, Inc. (a)	176,318	495,454
Ruth’s Hospitality Group, Inc.	46,098	924,265
Shake Shack, Inc. Class A (a)	16,083	537,172
Sonic Corp.	49,487	1,254,990

		29,564,093

HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc. (a)	24,902	2,898,593
Ethan Allen Interiors, Inc.	34,288	1,050,927
La-Z-Boy, Inc.	146,644	3,959,388
M/I Homes, Inc. (a)	73,823	1,808,663
MDC Holdings, Inc.	121,634	3,655,102
Meritage Homes Corp. (a)	111,230	4,093,264
William Lyon Homes Class A (a)	39,700	818,614

		18,284,551

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	15,951	1,737,861

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	45,391	1,318,609

INSURANCE — 5.7%
American Equity Investment Life Holding Co.	260,116	6,146,541
AMERISAFE, Inc.	24,108	1,564,609
eHealth, Inc. (a)	49,943	601,314
Employers Holdings, Inc.	94,757	3,596,028
HCI Group, Inc.	25,294	1,152,901
Horace Mann Educators Corp.	118,928	4,881,994
Infinity Property & Casualty Corp.	32,324	3,086,942
Maiden Holdings, Ltd.	216,388	3,029,432
Navigators Group, Inc.	64,909	3,524,559
ProAssurance Corp.	158,608	9,556,132
RLI Corp.	56,448	3,388,009
Safety Insurance Group, Inc.	42,052	2,947,845
Selective Insurance Group, Inc.	173,678	8,188,918
Stewart Information Services Corp.	68,379	3,020,984
United Fire Group, Inc.	63,606	2,720,429
United Insurance Holdings Corp.	51,358	819,160

		58,225,797

INTERNET & CATALOG RETAIL — 0.1%
FTD Cos., Inc. (a)	48,919	985,229
PetMed Express, Inc.	21,344	429,868

		1,415,097

INTERNET SOFTWARE & SERVICES — 0.4%
Blucora, Inc. (a)	114,862	1,987,113
DHI Group, Inc. (a)	93,792	370,478
Liquidity Services, Inc. (a)	72,991	583,928
LivePerson, Inc. (a)	91,368	625,871
QuinStreet, Inc. (a)	100,358	391,396

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

XO Group, Inc. (a)	35,759	$615,412

		4,574,198

IT SERVICES — 2.3%
CACI International, Inc. Class A (a)	72,736	8,531,933
CSG Systems International, Inc.	35,774	1,352,615
ExlService Holdings, Inc. (a)	33,844	1,602,852
ManTech International Corp. Class A	77,260	2,675,514
Perficient, Inc. (a)	103,070	1,789,295
Sykes Enterprises, Inc. (a)	116,516	3,425,570
TeleTech Holdings, Inc.	47,228	1,397,949
Virtusa Corp. (a)	80,537	2,433,828

		23,209,556

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co.	123,823	1,370,721
Nautilus, Inc. (a)	29,757	543,065
Sturm Ruger & Co., Inc. (b)	52,881	2,831,777
Vista Outdoor, Inc. (a)	93,000	1,914,870

		6,660,433

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Albany Molecular Research, Inc. (a)	66,678	935,492
Cambrex Corp. (a)	29,857	1,643,628

		2,579,120

MACHINERY — 5.5%
Actuant Corp. Class A	93,283	2,458,007
Alamo Group, Inc.	10,086	768,452
Albany International Corp. Class A	32,446	1,494,138
Barnes Group, Inc.	65,010	3,337,613
Briggs & Stratton Corp.	125,046	2,807,283
Chart Industries, Inc. (a)	45,804	1,600,392
CIRCOR International, Inc.	23,050	1,370,092
EnPro Industries, Inc.	31,877	2,268,367
Federal Signal Corp.	174,363	2,407,953
Franklin Electric Co., Inc.	54,905	2,363,660
Greenbrier Cos., Inc. (b)	83,835	3,613,288
Harsco Corp. (a)	120,214	1,532,729
Hillenbrand, Inc.	91,290	3,272,747
Lindsay Corp.	15,601	1,374,760
Mueller Industries, Inc.	172,337	5,899,096
SPX Corp. (a)	127,374	3,088,820
SPX FLOW, Inc. (a)	126,988	4,407,753
Standex International Corp.	37,645	3,770,147
Tennant Co.	19,006	1,380,786
Titan International, Inc.	148,302	1,533,443
Wabash National Corp.	175,615	3,633,474
Watts Water Technologies, Inc. Class A	35,698	2,225,770

		56,608,770

MARINE — 0.4%
Matson, Inc.	129,464	4,111,777

MEDIA — 1.2%
EW Scripps Co. Class A (a)	168,335	3,945,772
Gannett Co., Inc.	331,807	2,780,543
New Media Investment Group, Inc.	156,677	2,226,380
Scholastic Corp.	81,022	3,449,107

		12,401,802

METALS & MINING — 1.8%
AK Steel Holding Corp. (a)	406,903	2,925,633
Century Aluminum Co. (a)	151,529	1,922,903
Haynes International, Inc.	37,410	1,426,069
Kaiser Aluminum Corp.	52,496	4,194,430
Materion Corp.	60,771	2,038,867
Olympic Steel, Inc.	27,172	504,312
Stillwater Mining Co. (a)	125,196	2,162,135
SunCoke Energy, Inc. (a)	185,309	1,660,369
TimkenSteel Corp. (a)	113,501	2,146,304

		18,981,022

MULTI-UTILITIES — 0.7%
Avista Corp.	192,058	7,499,865

MULTILINE RETAIL — 0.2%
Fred’s, Inc. Class A (b)	101,064	1,323,939
Tuesday Morning Corp. (a)	130,771	490,391

		1,814,330

OIL, GAS & CONSUMABLE FUELS — 1.6%
Bill Barrett Corp. (a)	117,314	533,779
Carrizo Oil & Gas, Inc. (a)	84,917	2,433,721
Cloud Peak Energy, Inc. (a)	222,718	1,020,049
Contango Oil & Gas Co. (a)	42,119	308,311
Denbury Resources, Inc. (a)	693,700	1,789,746
Green Plains, Inc.	103,688	2,566,278
Northern Oil and Gas, Inc. (a)	74,332	193,263
PDC Energy, Inc. (a)	72,153	4,498,740
REX American Resources Corp. (a)	7,811	706,817
SRC Energy, Inc. (a)	316,266	2,669,285

		16,719,989

PAPER & FOREST PRODUCTS — 2.0%
Boise Cascade Co. (a)	112,212	2,996,060
Clearwater Paper Corp. (a)	48,081	2,692,536
Deltic Timber Corp.	12,944	1,011,185
KapStone Paper and Packaging Corp.	263,161	6,079,019
Neenah Paper, Inc.	17,564	1,312,031
PH Glatfelter Co.	127,275	2,766,959
Schweitzer-Mauduit International, Inc.	90,273	3,739,108

		20,596,898

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	26,645	973,875
Medifast, Inc.	14,675	651,130

		1,625,005

PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	34,334	497,843
Depomed, Inc. (a)	81,027	1,016,889
Impax Laboratories, Inc. (a)	222,757	2,817,876
Lannett Co., Inc. (a) (b)	87,481	1,955,200
Medicines Co. (a)	132,315	6,470,204
Nektar Therapeutics (a)	193,823	4,549,026
Phibro Animal Health Corp. Class A	31,620	888,522

		18,195,560

PROFESSIONAL SERVICES — 1.9%
CDI Corp. (a)	41,969	358,835
Exponent, Inc.	25,993	1,547,883

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Heidrick & Struggles International, Inc.	55,618	$1,465,534
Kelly Services, Inc. Class A	89,107	1,947,879
Korn/Ferry International	171,905	5,413,288
On Assignment, Inc. (a)	70,892	3,440,389
Resources Connection, Inc.	88,306	1,479,126
TrueBlue, Inc. (a)	127,005	3,473,587

		19,126,521

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust	144,926	4,356,476
Capstead Mortgage Corp. REIT	280,606	2,957,587
Cedar Realty Trust, Inc.	227,156	1,140,323
Chesapeake Lodging Trust	177,122	4,243,843
DiamondRock Hospitality Co.	283,925	3,165,764
Franklin Street Properties Corp. REIT	148,774	1,806,116
Government Properties Income Trust REIT .	213,429	4,467,069
Hersha Hospitality Trust	53,639	1,007,877
Kite Realty Group Trust REIT	250,221	5,379,751
LTC Properties, Inc.	39,996	1,915,808
Pennsylvania Real Estate Investment Trust .	115,318	1,745,915
PS Business Parks, Inc. REIT	19,954	2,289,921
Retail Opportunity Investments Corp. REIT	105,141	2,211,115
Sabra Health Care REIT, Inc.	93,361	2,607,573
Saul Centers, Inc. REIT	11,125	685,523
Universal Health Realty Income Trust REIT	12,476	804,702

		40,785,363

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Forestar Group, Inc. (a)	95,130	1,298,524
HFF, Inc. Class A	34,580	956,829
RE/MAX Holdings, Inc. Class A	51,640	3,069,998

		5,325,351

ROAD & RAIL — 0.6%
ArcBest Corp.	72,580	1,887,080
Celadon Group, Inc.	86,788	568,461
Heartland Express, Inc.	47,940	961,197
Marten Transport, Ltd.	34,598	811,323
Roadrunner Transportation Systems, Inc. (a)	90,558	622,134
Saia, Inc. (a)	31,493	1,395,140

		6,245,335

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Brooks Automation, Inc.	101,128	2,265,267
Cohu, Inc.	74,314	1,371,837
Diodes, Inc. (a)	111,448	2,680,324
DSP Group, Inc. (a)	63,313	759,756
Exar Corp. (a)	46,921	610,442
Kopin Corp. (a)	99,955	409,816
Kulicke & Soffa Industries, Inc. (a)	103,531	2,103,750
Semtech Corp. (a)	70,875	2,395,575
Ultratech, Inc. (a)	34,621	1,025,474
Veeco Instruments, Inc. (a)	61,873	1,846,909

		15,469,150

SOFTWARE — 0.6%
Bottomline Technologies de, Inc. (a)	53,535	1,266,103
MicroStrategy, Inc. Class A (a)	13,068	2,454,170
Monotype Imaging Holdings, Inc.	70,472	1,416,487
VASCO Data Security International, Inc. (a)	51,411	694,049

		5,830,809

SPECIALTY RETAIL — 6.1%
Abercrombie & Fitch Co. Class A	197,503	2,356,211
Asbury Automotive Group, Inc. (a)	55,085	3,310,608
Ascena Retail Group, Inc. (a)	493,613	2,102,791
Barnes & Noble Education, Inc. (a)	114,856	1,101,469
Barnes & Noble, Inc.	165,198	1,528,081
Big 5 Sporting Goods Corp.	53,104	801,870
Buckle, Inc. (b)	83,471	1,552,561
Caleres, Inc.	129,204	3,413,570
Cato Corp. Class A	72,328	1,588,323
DSW, Inc. Class A	147,300	3,046,164
Express, Inc. (a)	228,529	2,081,899
Finish Line, Inc. Class A	118,063	1,680,036
Genesco, Inc. (a)	58,206	3,227,523
Group 1 Automotive, Inc.	59,624	4,416,946
Guess?, Inc.	187,244	2,087,771
Haverty Furniture Cos., Inc.	57,122	1,390,921
Hibbett Sports, Inc. (a)	27,420	808,890
Kirkland’s, Inc. (a)	43,715	542,066
Lithia Motors, Inc. Class A	70,427	6,032,073
Lumber Liquidators Holdings, Inc. (a) (b)	81,492	1,710,517
MarineMax, Inc. (a)	70,428	1,524,766
Monro Muffler Brake, Inc.	55,091	2,870,241
Rent-A-Center, Inc. (b)	159,010	1,410,419
RH (a) (b)	114,630	5,302,784
Select Comfort Corp. (a)	54,724	1,356,608
Shoe Carnival, Inc.	39,720	975,920
Sonic Automotive, Inc. Class A	76,421	1,532,241
Stein Mart, Inc.	78,935	237,594
Tailored Brands, Inc.	77,187	1,153,174
Vitamin Shoppe, Inc. (a)	71,247	1,435,627

		62,579,664

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Cray, Inc. (a)	118,928	2,604,523
Electronics For Imaging, Inc. (a)	67,913	3,316,192
Super Micro Computer, Inc. (a)	54,662	1,385,682

		7,306,397

TEXTILES,APPAREL & LUXURY GOODS — 2.1%
Crocs, Inc. (a)	219,977	1,555,237
Fossil Group, Inc. (a)	122,300	2,134,135
G-III Apparel Group, Ltd. (a)	129,263	2,829,567
Iconix Brand Group, Inc. (a)	100,742	757,580
Movado Group, Inc.	45,770	1,141,962
Oxford Industries, Inc.	23,678	1,355,803
Perry Ellis International, Inc. (a)	36,128	776,029
Steven Madden, Ltd. (a)	61,356	2,365,274
Unifi, Inc. (a)	45,321	1,286,663
Vera Bradley, Inc. (a)	57,305	533,510

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Wolverine World Wide, Inc.	288,946	$7,214,982

		21,950,742

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp.	272,663	5,592,318
Bank Mutual Corp.	54,089	508,437
Dime Community Bancshares, Inc.	40,055	813,116
HomeStreet, Inc. (a)	76,577	2,140,327
Northwest Bancshares, Inc.	118,153	1,989,696
Oritani Financial Corp.	55,745	947,665
Provident Financial Services, Inc.	84,429	2,182,490
TrustCo Bank Corp. NY	123,101	966,343

		15,140,392

TOBACCO — 0.5%
Universal Corp.	75,660	5,352,945

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	37,498	2,319,251
DXP Enterprises, Inc. (a)	44,496	1,685,064
Kaman Corp.	81,406	3,918,071
Veritiv Corp. (a)	33,765	1,749,027

		9,671,413

WATER UTILITIES — 0.2%
American States Water Co.	55,501	2,458,694

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	61,418	1,166,942

TOTAL COMMON STOCKS (Cost $966,103,019)		1,024,773,200

	Principal Amount
CORPORATE BONDS & NOTES — 0.1%
METAL FABRICATE & HARDWARE — 0.1%
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $851,000)	$851,000	843,554

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,274,812	1,274,812
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	22,814,426	22,814,426

TOTAL SHORT-TERM INVESTMENTS (Cost $24,089,238)		24,089,238

TOTAL INVESTMENTS — 102.2% (Cost $991,043,257)		1,049,705,992
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(22,367,416)

NET ASSETS — 100.0%		$1,027,338,576

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$22,907,322	$—	$—	$22,907,322
Air Freight & Logistics	11,826,178	—	—	11,826,178
Airlines	5,316,970	—	—	5,316,970
Auto Components	20,599,626	—	—	20,599,626
Banks	67,041,286	—	—	67,041,286
Beverages	1,503,946	—	—	1,503,946
Biotechnology	9,763,825	—	—	9,763,825
Building Products	6,819,060	—	—	6,819,060
Capital Markets	19,124,632	—	—	19,124,632
Chemicals	27,401,607	—	—	27,401,607
Commercial Services & Supplies	35,874,711	—	—	35,874,711

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$19,321,146	$—	$—	$19,321,146
Construction & Engineering	6,257,519	—	—	6,257,519
Construction Materials	880,397	—	—	880,397
Consumer Finance	19,171,686	—	—	19,171,686
Containers & Packaging	1,036,210	—	—	1,036,210
Distributors	4,256,063	—	—	4,256,063
Diversified Consumer Services	4,233,465	—	—	4,233,465
Diversified Telecommunication Services	7,975,047	—	—	7,975,047
Electric Utilities	16,227,214	—	—	16,227,214
Electrical Equipment	7,868,643	—	—	7,868,643
Electronic Equipment, Instruments & Components	48,939,687	—	—	48,939,687
Energy Equipment & Services	24,066,179	—	—	24,066,179
Equity Real Estate Investment Trusts (REITs)	1,245,114	—	—	1,245,114
Food & Staples Retailing	6,114,765	—	—	6,114,765
Food Products	20,979,689	—	—	20,979,689
Gas Utilities	14,276,800	—	—	14,276,800
Health Care Equipment & Supplies	24,207,085	—	—	24,207,085
Health Care Providers & Services	42,014,623	—	—	42,014,623
Health Care Technology	2,988,654	—	—	2,988,654
Hotels, Restaurants & Leisure	29,564,093	—	—	29,564,093
Household Durables	18,284,551	—	—	18,284,551
Household Products	1,737,861	—	—	1,737,861
Industrial Conglomerates	1,318,609	—	—	1,318,609
Insurance	58,225,797	—	—	58,225,797
Internet & Catalog Retail	1,415,097	—	—	1,415,097
Internet Software & Services	4,574,198	—	—	4,574,198
IT Services	23,209,556	—	—	23,209,556
Leisure Equipment & Products	6,660,433	—	—	6,660,433
Life Sciences Tools & Services	2,579,120	—	—	2,579,120
Machinery	56,608,770	—	—	56,608,770
Marine	4,111,777	—	—	4,111,777
Media	12,401,802	—	—	12,401,802
Metals & Mining	18,981,022	—	—	18,981,022
Multi-Utilities	7,499,865	—	—	7,499,865
Multiline Retail	1,814,330	—	—	1,814,330
Oil, Gas & Consumable Fuels	16,719,989	—	—	16,719,989
Paper & Forest Products	20,596,898	—	—	20,596,898
Personal Products	1,625,005	—	—	1,625,005
Pharmaceuticals	18,195,560	—	—	18,195,560
Professional Services	19,126,521	—	—	19,126,521
Real Estate Investment Trusts (REITs)	40,785,363	—	—	40,785,363
Real Estate Management & Development	5,325,351	—	—	5,325,351
Road & Rail	6,245,335	—	—	6,245,335
Semiconductors & Semiconductor Equipment	15,469,150	—	—	15,469,150
Software	5,830,809	—	—	5,830,809
Specialty Retail	62,579,664	—	—	62,579,664
Technology Hardware, Storage & Peripherals	7,306,397	—	—	7,306,397
Textiles, Apparel & Luxury Goods	21,950,742	—	—	21,950,742
Thrifts & Mortgage Finance	15,140,392	—	—	15,140,392
Tobacco	5,352,945	—	—	5,352,945
Trading Companies & Distributors	9,671,413	—	—	9,671,413
Water Utilities	2,458,694	—	—	2,458,694
Wireless Telecommunication Services	1,166,942	—	—	1,166,942
Corporate Bonds & Notes
Metal Fabricate & Hardware	—	843,554	—	843,554
Short-Term Investments	24,089,238	—	—	24,089,238

TOTAL INVESTMENTS	$1,048,862,438	$843,554	$—	$1,049,705,992

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	413,489	$413,489	9,359,013	9,772,502	—	$—	$899
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	32,967,208	31,692,396	1,274,812	1,274,812	3,416
State Street Navigator Securities Lending Government Money Market Portfolio*	46,102,334	46,102,334	136,478,068	159,765,976	22,814,426	22,814,426	179,269

TOTAL		$46,515,823				$24,089,238	$183,584

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.5%
BHP Billiton, Ltd.	33,173	$608,357
National Australia Bank, Ltd.	25,011	636,115

		1,244,472

BELGIUM — 0.5%
Anheuser-Busch InBev SA	4,152	456,955

BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares (a)	1,500	6,846
Petroleo Brasileiro SA Preference Shares ADR (a)	62,218	573,650

		580,496

CANADA — 1.3%
Potash Corp. of Saskatchewan, Inc. (b)	30,380	517,552
Royal Bank of Canada	8,333	605,395

		1,122,947

CHINA — 3.7%
China Construction Bank Corp. Class H	664,461	534,373
China Mobile, Ltd.	41,021	448,927
China Petroleum & Chemical Corp. Class H	726,744	589,138
Industrial & Commercial Bank of China, Ltd. Class H	800,016	522,947
PetroChina Co., Ltd. Class H	775,431	567,742
Tencent Holdings, Ltd.	18,927	542,615

		3,205,742

DENMARK — 0.6%
Vestas Wind Systems A/S	6,238	508,712

FINLAND — 0.6%
Sampo Oyj Class A	11,339	539,194

FRANCE — 6.1%
Air Liquide SA	4,949	566,902
BNP Paribas SA	9,743	650,559
Carrefour SA	20,207	477,634
Cie de Saint-Gobain	11,973	616,403
Engie SA	31,582	448,579
LVMH Moet Hennessy Louis Vuitton SE	3,067	675,251
Societe Generale SA	13,997	711,847
TOTAL SA	10,549	534,968
Vinci SA	6,852	544,512

		5,226,655

GERMANY — 4.4%
Allianz SE	3,376	627,015
BASF SE	6,351	631,179
Daimler AG	7,264	537,629
Deutsche Bank AG (a)	22,183	383,172
E.ON SE	56,527	450,476
SAP SE	5,846	575,113
Siemens AG	4,398	603,978

		3,808,562

HONG KONG — 0.6%
CLP Holdings, Ltd.	49,334	515,780

INDIA — 1.4%
Infosys, Ltd. ADR	33,291	525,998
Reliance Industries, Ltd.	7,884	160,375

Reliance Industries, Ltd. GDR (c)	12,797	515,719

		1,202,092

ITALY — 1.4%
Assicurazioni Generali SpA	38,283	610,089
UniCredit SpA	39,316	607,628

		1,217,717

JAPAN — 9.6%
Bridgestone Corp.	14,749	596,022
Canon, Inc.	17,821	555,117
Honda Motor Co., Ltd.	16,975	510,484
Komatsu, Ltd.	22,973	598,188
Mitsubishi Corp.	24,001	518,123
Mitsubishi UFJ Financial Group, Inc.	97,547	612,525
Mitsui & Co., Ltd.	38,251	553,529
Mizuho Financial Group, Inc.	294,641	539,413
Nippon Steel & Sumitomo Metal Corp.	25,200	580,077
Panasonic Corp.	51,244	578,524
Seven & i Holdings Co., Ltd.	11,896	465,677
SoftBank Group Corp.	7,730	545,394
Sony Corp.	15,947	538,961
Takeda Pharmaceutical Co., Ltd.	11,409	535,382
Toyota Motor Corp.	8,674	470,325

		8,197,741

LUXEMBOURG — 0.9%
ArcelorMittal (a)	86,372	728,502

MEXICO — 0.7%
America Movil SAB de CV Series L	904,440	637,723

NETHERLANDS — 0.6%
Royal Dutch Shell PLC Class A	20,749	546,258

RUSSIA — 0.6%
Gazprom PJSC ADR	122,121	545,881

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	61,071	555,656
Naspers, Ltd. Class N	2,979	514,320

		1,069,976

SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd.	22	40,526
Samsung Electronics Co., Ltd. GDR (a)	678	622,065

		662,591

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA	81,230	631,614
Banco Santander SA	111,034	682,256
Telefonica SA	47,535	533,068

		1,846,938

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B (b)	74,794	500,956

SWITZERLAND — 4.3%
ABB, Ltd. (a)	23,079	540,228
Credit Suisse Group AG (a)	37,167	553,263
Nestle SA	6,445	494,828
Novartis AG	6,521	484,376
Roche Holding AG	2,103	537,437
Syngenta AG	1,182	522,066

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

UBS Group AG	34,881	$558,612

		3,690,810

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	12,458
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,283	567,573

		580,031

UNITED KINGDOM — 6.4%
Anglo American PLC (a)	46,480	708,785
AstraZeneca PLC	8,088	496,832
BAE Systems PLC	71,926	577,864
BP PLC	90,520	517,904
GlaxoSmithKline PLC	24,368	505,666
HSBC Holdings PLC	68,355	556,354
National Grid PLC	36,962	468,431
Rio Tinto PLC	16,767	672,913
Tesco PLC (a)	236,999	550,036
Vodafone Group PLC	176,124	458,307

		5,513,092

UNITED STATES — 47.9%
3M Co.	2,942	562,893
Abbott Laboratories	12,601	559,610
Alphabet, Inc. Class A (a)	332	281,470
Alphabet, Inc. Class C (a)	334	277,073
Amazon.com, Inc. (a)	679	601,961
American Express Co.	7,935	627,738
American International Group, Inc.	8,807	549,821
Amgen, Inc.	3,102	508,945
Apple, Inc.	5,110	734,103
Arconic, Inc.	25,251	665,111
AT&T, Inc.	13,013	540,690
Bank of America Corp.	33,231	783,919
Bank of New York Mellon Corp.	12,626	596,326
Baxter International, Inc.	11,460	594,316
Berkshire Hathaway, Inc. Class B (a)	3,524	587,380
Boeing Co.	4,120	728,663
Carnival Corp.	11,747	692,016
Caterpillar, Inc.	6,397	593,386
Chevron Corp.	5,103	547,909
Cisco Systems, Inc.	16,751	566,184
Coca-Cola Co.	12,226	518,871
Colgate-Palmolive Co.	7,292	533,701
ConocoPhillips	12,231	609,960
CVS Health Corp.	5,646	443,211
Deere & Co.	6,315	687,451
Duke Energy Corp.	6,629	543,644
E.I. du Pont de Nemours & Co.	7,551	606,572
eBay, Inc. (a)	16,205	544,002
Express Scripts Holding Co. (a)	7,265	478,836
Exxon Mobil Corp.	5,950	487,959
Facebook, Inc. Class A (a)	4,065	577,433
FedEx Corp.	3,214	627,212
General Electric Co.	17,163	511,457
Gilead Sciences, Inc.	6,622	449,766
Goldman Sachs Group, Inc.	3,065	704,092
Home Depot, Inc.	4,045	593,927
Honeywell International, Inc.	4,712	588,387

HP, Inc.	36,802	658,020
Intel Corp.	14,582	525,973
International Business Machines Corp.	3,393	590,857
Johnson & Johnson	4,371	544,408
JPMorgan Chase & Co.	7,853	689,808
McDonald’s Corp.	4,510	584,541
Medtronic PLC	6,089	490,530
Merck & Co., Inc.	8,270	525,476
Microsoft Corp.	9,193	605,451
Mondelez International, Inc. Class A	12,277	528,893
Monsanto Co.	4,840	547,888
NextEra Energy, Inc.	4,275	548,782
NIKE, Inc. Class B	9,340	520,518
Pfizer, Inc.	15,233	521,121
Philip Morris International, Inc.	5,298	598,144
Priceline Group, Inc. (a)	365	649,689
Procter & Gamble Co.	6,023	541,167
QUALCOMM, Inc.	8,539	489,626
Schlumberger, Ltd.	6,681	521,786
Simon Property Group, Inc. REIT	2,461	423,366
Southwest Airlines Co.	14,039	754,737
Starbucks Corp.	9,508	555,172
Time Warner, Inc.	6,811	665,503
Travelers Cos., Inc.	4,517	544,479
Twenty-First Century Fox, Inc. Class A	21,968	711,544
Union Pacific Corp.	5,574	590,398
United Parcel Service, Inc. Class B	4,801	515,147
United Technologies Corp.	5,032	564,641
UnitedHealth Group, Inc.	3,967	650,628
Verizon Communications, Inc.	9,972	486,135
Visa, Inc. Class A	6,353	564,591
Wal-Mart Stores, Inc.	7,352	529,932
Walt Disney Co.	5,592	634,077
Wells Fargo & Co.	10,607	590,386
Williams Cos., Inc.	17,203	509,037

		41,078,446

TOTAL COMMON STOCKS (Cost $ 77,955,831)		85,228,269

RIGHTS — 0.1%
GERMANY — 0.1%
Deutsche Bank AG (expiring 4/6/17) (a) (Cost $0)	32,290	77,360

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	202,298	202,298
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	764,486	764,486

TOTAL SHORT-TERM INVESTMENTS (Cost $966,784)		966,784

TOTAL INVESTMENTS — 100.6% (Cost $78,922,615)		86,272,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(501,294)

NET ASSETS — 100.0%		$85,771,119

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,244,472	$—	$—	$1,244,472
Belgium	456,955	—	—	456,955
Brazil	580,496	—	—	580,496
Canada	1,122,947	—	—	1,122,947
China	3,205,742	—	—	3,205,742
Denmark	508,712	—	—	508,712
Finland	539,194	—	—	539,194
France	5,226,655	—	—	5,226,655
Germany	3,808,562	—	—	3,808,562
Hong Kong	515,780	—	—	515,780
India	1,202,092	—	—	1,202,092
Italy	1,217,717	—	—	1,217,717
Japan	8,197,741	—	—	8,197,741
Luxembourg	728,502	—	—	728,502
Mexico	637,723	—	—	637,723
Netherlands	546,258	—	—	546,258
Russia	545,881	—	—	545,881
South Africa	1,069,976	—	—	1,069,976
South Korea	662,591	—	—	662,591
Spain	1,846,938	—	—	1,846,938
Sweden	500,956	—	—	500,956
Switzerland	3,690,810	—	—	3,690,810
Taiwan	580,031	—	—	580,031
United Kingdom	5,513,092	—	—	5,513,092
United States	41,078,446	—	—	41,078,446
Rights
Germany	77,360	—	—	77,360
Short-Term Investments	966,784	—	—	966,784

TOTAL INVESTMENTS	$86,272,413	$—	$—	$86,272,413

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,193	$36,193	2,363,064	2,196,959	202,298	$202,298	$235
State Street Navigator Securities Lending Government Money Market Portfolio*	9,855,686	9,855,686	24,194,950	33,286,150	764,486	764,486	5,978

TOTAL		$9,891,879				$966,784	$6,213

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Cousins Properties, Inc. REIT	2,018,604	$16,693,855
Parkway, Inc. REIT	209,684	4,170,614
Quality Care Properties, Inc. REIT (a)	451,622	8,517,591

		29,382,060

REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.8%
Acadia Realty Trust	410,610	12,342,937
Alexandria Real Estate Equities, Inc.	430,000	47,523,600
American Assets Trust, Inc. REIT	197,170	8,249,593
American Campus Communities, Inc.	645,132	30,701,832
American Homes 4 Rent Class A	1,044,135	23,973,340
Apartment Investment & Management Co. Class A REIT	759,907	33,701,875
Apple Hospitality REIT, Inc.	754,464	14,410,262
Ashford Hospitality Prime, Inc.	156,683	1,662,407
Ashford Hospitality Trust, Inc. REIT	385,214	2,453,813
AvalonBay Communities, Inc. REIT	664,204	121,947,854
Boston Properties, Inc. REIT	744,137	98,531,180
Brandywine Realty Trust	845,020	13,714,675
Brixmor Property Group, Inc.	1,266,975	27,189,284
Camden Property Trust	423,629	34,085,189
Care Capital Properties, Inc.	405,534	10,896,699
CBL & Associates Properties, Inc.	824,082	7,861,742
Cedar Realty Trust, Inc.	366,808	1,841,376
Chesapeake Lodging Trust	290,016	6,948,783
Colony Starwood Homes	468,332	15,899,871
Columbia Property Trust, Inc.	590,826	13,145,879
Corporate Office Properties Trust	478,084	15,824,580
CubeSmart REIT	869,380	22,569,105
DCT Industrial Trust, Inc. REIT	443,428	21,337,755
DDR Corp. REIT	1,485,611	18,614,706
DiamondRock Hospitality Co.	965,921	10,770,019
Digital Realty Trust, Inc. REIT	770,382	81,960,941
Douglas Emmett, Inc.	704,112	27,037,901
Duke Realty Corp.	1,720,430	45,195,696
DuPont Fabros Technology, Inc. REIT	373,940	18,543,685
Easterly Government Properties, Inc.	120,272	2,380,183
EastGroup Properties, Inc.	160,739	11,819,139
Education Realty Trust, Inc.	352,932	14,417,272
Equity Commonwealth (a)	598,600	18,688,292
Equity LifeStyle Properties, Inc.	394,800	30,423,288
Equity Residential REIT	1,775,587	110,477,023
Essex Property Trust, Inc. REIT	317,045	73,405,429
Extra Space Storage, Inc. REIT	609,256	45,322,554
Federal Realty Investment Trust REIT	348,922	46,581,087
FelCor Lodging Trust, Inc.	626,424	4,704,444
First Industrial Realty Trust, Inc. REIT	565,891	15,069,677
First Potomac Realty Trust	282,304	2,902,085
Forest City Realty Trust, Inc. Class A	1,043,799	22,733,942
Franklin Street Properties Corp. REIT	517,351	6,280,641
GGP, Inc. REIT	2,825,505	65,495,206
HCP, Inc. REIT	2,264,858	70,844,758
Healthcare Realty Trust, Inc. REIT	561,799	18,258,468
Hersha Hospitality Trust	205,232	3,856,309
Highwoods Properties, Inc.	490,493	24,097,921
Hospitality Properties Trust	792,557	24,989,322
Host Hotels & Resorts, Inc. REIT	3,576,208	66,732,041

Hudson Pacific Properties, Inc. REIT	749,276	25,954,921
Independence Realty Trust, Inc.	286,058	2,680,363
Kilroy Realty Corp. REIT	473,240	34,111,139
Kimco Realty Corp. REIT	2,059,516	45,494,708
Kite Realty Group Trust REIT	403,113	8,666,930
LaSalle Hotel Properties	545,473	15,791,443
Liberty Property Trust REIT	711,540	27,429,867
Life Storage, Inc. REIT	224,258	18,416,067
LTC Properties, Inc.	190,953	9,146,649
Macerich Co. REIT	585,027	37,675,739
Mack-Cali Realty Corp. REIT	433,460	11,677,412
Mid-America Apartment Communities, Inc. REIT	549,318	55,887,613
Monogram Residential Trust, Inc.	805,016	8,026,010
National Storage Affiliates Trust	204,580	4,889,462
NexPoint Residential Trust, Inc.	84,312	2,036,978
NorthStar Realty Europe Corp. REIT	270,364	3,133,519
Paramount Group, Inc. REIT	879,269	14,252,951
Pebblebrook Hotel Trust	347,924	10,162,860
Pennsylvania Real Estate Investment Trust	340,788	5,159,530
Piedmont Office Realty Trust, Inc. Class A	701,169	14,990,993
Prologis, Inc. REIT	2,560,187	132,822,502
PS Business Parks, Inc. REIT	94,252	10,816,360
Public Storage REIT	722,164	158,088,921
Ramco-Gershenson Properties Trust	388,446	5,446,013
Regency Centers Corp.	706,616	46,912,236
Retail Opportunity Investments Corp. REIT	527,315	11,089,434
Retail Properties of America, Inc. Class A	1,142,829	16,479,594
Rexford Industrial Realty, Inc.	324,078	7,298,237
RLJ Lodging Trust REIT	601,255	14,135,505
Ryman Hospitality Properties, Inc.	246,082	15,215,250
Saul Centers, Inc. REIT	57,253	3,527,930
Senior Housing Properties Trust	1,146,182	23,210,186
Seritage Growth Properties Class A REIT (b)	118,582	5,116,813
Silver Bay Realty Trust Corp. REIT	170,702	3,664,972
Simon Property Group, Inc. REIT	1,546,649	266,070,028
SL Green Realty Corp. REIT	486,647	51,886,303
Summit Hotel Properties, Inc. REIT	451,188	7,209,984
Sun Communities, Inc. REIT	323,846	26,014,549
Sunstone Hotel Investors, Inc. REIT	1,061,805	16,277,471
Tanger Factory Outlet Centers, Inc.	464,486	15,221,206
Taubman Centers, Inc.	292,020	19,279,160
Tier REIT, Inc.	230,744	4,005,716
UDR, Inc. REIT	1,293,123	46,888,640
Universal Health Realty Income Trust REIT	60,330	3,891,285
Urban Edge Properties	442,749	11,644,299
Ventas, Inc. REIT	1,715,244	111,559,470
Vornado Realty Trust REIT	832,646	83,522,720
Washington Prime Group, Inc. REIT	894,229	7,770,850
Washington Real Estate Investment Trust	360,520	11,277,066
Weingarten Realty Investors REIT	568,508	18,982,482
Welltower, Inc. REIT	1,753,569	124,187,757

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Xenia Hotels & Resorts, Inc. REIT	515,804	$8,804,774

		3,112,318,527

TOTALCOMMONSTOCKS (Cost $2,763,925,921)		3,141,700,587

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	7,649,409	7,649,409
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,896,681	3,896,681

TOTAL SHORT-TERM INVESTMENTS (Cost $11,546,090)		11,546,090

TOTAL INVESTMENTS — 100.1% (Cost $2,775,472,011)		3,153,246,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,670,482)

NET ASSETS — 100.0%		$3,151,576,195

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$29,382,060	$—	$—	$29,382,060
Real Estate Investment Trusts (REITs)	3,112,318,527	—	—	3,112,318,527
Short-Term Investments	11,546,090	—	—	11,546,090

TOTAL INVESTMENTS	$3,153,246,677	$—	$—	$3,153,246,677

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,262,151	$8,262,151	65,831,888	74,094,039	—	$—	$6,446
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	157,442,821	149,793,412	7,649,409	7,649,409	12,261
State Street Navigator Securities Lending Government Money Market Portfolio*	189,464,977	189,464,977	111,929,532	297,497,828	3,896,681	3,896,681	88,143

TOTAL		$197,727,128				$11,546,090	$106,850

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.8%
Bank of New York Mellon Corp.	1,306,995	$61,729,374
Northern Trust Corp.	705,056	61,043,748

		122,773,122

DIVERSIFIED BANKS — 11.1%
Bank of America Corp.	2,487,425	58,678,356
Citigroup, Inc.	1,023,868	61,247,784
Comerica, Inc.	872,411	59,829,946
JPMorgan Chase & Co.	689,757	60,588,255
US Bancorp	1,145,934	59,015,601
Wells Fargo & Co.	1,069,820	59,546,181

		358,906,123

OTHER DIVERSIFIED FINANCIAL SERVICES — 1.8%
Voya Financial, Inc.	1,552,564	58,935,330

REGIONAL BANKS — 75.6%
Associated Banc-Corp	1,270,063	30,989,537
BancorpSouth, Inc.	811,315	24,542,279
Bank of Hawaii Corp.	379,904	31,288,893
Bank of the Ozarks, Inc.	1,156,240	60,136,042
BankUnited, Inc.	1,162,666	43,379,068
BB&T Corp.	1,319,551	58,983,930
Cathay General Bancorp	528,409	19,910,451
Chemical Financial Corp.	548,088	28,034,701
CIT Group, Inc.	1,496,123	64,228,560
Citizens Financial Group, Inc.	1,672,593	57,788,088
Columbia Banking System, Inc.	639,614	24,938,550
Commerce Bancshares, Inc.	693,638	38,954,710
Cullen/Frost Bankers, Inc.	690,641	61,446,330
CVB Financial Corp.	713,006	15,750,303
East West Bancorp, Inc.	1,099,816	56,761,504
Fifth Third Bancorp	2,317,985	58,876,819
First Horizon National Corp.	3,267,111	60,441,553
First Republic Bank	654,416	61,390,765
FNB Corp.	3,342,797	49,707,391
Fulton Financial Corp.	1,401,182	25,011,099
Glacier Bancorp, Inc.	537,101	18,223,837
Great Western Bancorp, Inc.	464,263	19,689,394
Hancock Holding Co.	1,110,807	50,597,259
Home BancShares, Inc.	760,972	20,599,512
Hope Bancorp, Inc.	826,224	15,838,714
Huntington Bancshares, Inc.	4,436,736	59,407,895
IBERIABANK Corp.	541,185	42,807,734
Investors Bancorp, Inc.	3,025,329	43,504,231
KeyCorp	3,388,438	60,246,428
M&T Bank Corp.	378,813	58,613,735
MB Financial, Inc.	623,546	26,700,240
Old National Bancorp	1,038,461	18,017,298
PacWest Bancorp	948,152	50,498,576
People’s United Financial, Inc.	3,323,978	60,496,400
Pinnacle Financial Partners, Inc.	378,357	25,141,823
PNC Financial Services Group, Inc.	497,860	59,862,686
Popular, Inc.	865,248	35,241,551
PrivateBancorp, Inc.	914,146	54,272,848
Prosperity Bancshares, Inc.	620,762	43,273,319
Regions Financial Corp.	4,161,108	60,460,899
Signature Bank (a)	396,705	58,867,055
Sterling Bancorp	1,338,042	31,711,595

SunTrust Banks, Inc.	1,068,149	59,068,640
SVB Financial Group (a)	325,362	60,546,615
Synovus Financial Corp.	1,192,360	48,910,607
TCF Financial Corp.	2,815,533	47,920,372
Texas Capital Bancshares, Inc. (a)	683,792	57,062,442
Trustmark Corp.	577,604	18,362,031
UMB Financial Corp.	396,848	29,886,623
Umpqua Holdings Corp.	2,782,245	49,357,026
United Bankshares, Inc. (b)	834,083	35,240,007
United Community Banks, Inc.	712,650	19,733,279
Valley National Bancorp	2,984,885	35,221,643
Webster Financial Corp.	957,291	47,902,842
Western Alliance Bancorp (a)	971,624	47,697,022
Wintrust Financial Corp.	566,482	39,155,236
Zions Bancorp	1,401,821	58,876,482

		2,441,574,469

THRIFTS & MORTGAGE FINANCE — 7.5%
Essent Group, Ltd. (a)	1,049,972	37,977,487
MGIC Investment Corp. (a)	5,956,138	60,335,678
New York Community Bancorp, Inc.	4,371,973	61,076,463
Radian Group, Inc.	3,362,356	60,387,914
Washington Federal, Inc.	704,226	23,309,880

		243,087,422

TOTAL COMMON STOCKS (Cost $2,848,567,219)		3,225,276,466

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	4,523,799	4,523,799
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	14,446,263	14,446,263

TOTAL SHORT-TERM INVESTMENTS (Cost $18,970,062)		18,970,062

TOTAL INVESTMENTS — 100.4% (Cost $2,867,537,281)		3,244,246,528
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(11,603,318)

NET ASSETS — 100.0%		$3,232,643,210

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$122,773,122	$—	$—	$122,773,122
Diversified Banks	358,906,123	—	—	358,906,123
Other Diversified Financial Services	58,935,330	—	—	58,935,330
Regional Banks	2,441,574,469	—	—	2,441,574,469
Thrifts & Mortgage Finance	243,087,422	—	—	243,087,422
Short-Term Investments	18,970,062	—	—	18,970,062

TOTAL INVESTMENTS	$3,244,246,528	$—	$—	$3,244,246,528

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,252,510	$5,252,510	29,621,933	34,874,443	—	$—	$5,264
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	51,250,662	46,726,863	4,523,799	4,523,799	13,146
State Street Navigator Securities Lending Government Money Market Portfolio*	127,748,999	127,748,999	144,932,688	258,235,424	14,446,263	14,446,263	44,726

TOTAL		$133,001,509				$18,970,062	$63,136

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 41.1%
Affiliated Managers Group, Inc.	12,902	$2,115,154
Ameriprise Financial, Inc.	16,045	2,080,715
Artisan Partners Asset Management, Inc. Class A	76,836	2,120,673
Bank of New York Mellon Corp.	44,118	2,083,693
BlackRock, Inc.	5,491	2,105,853
Cohen & Steers, Inc.	23,601	943,332
Diamond Hill Investment Group, Inc.	1,792	348,634
Eaton Vance Corp.	45,655	2,052,649
Federated Investors, Inc. Class B	80,427	2,118,447
Financial Engines, Inc.	42,024	1,830,145
Franklin Resources, Inc.	49,869	2,101,480
Invesco, Ltd.	66,471	2,036,007
Janus Capital Group, Inc.	166,871	2,202,697
Legg Mason, Inc.	58,542	2,113,952
Northern Trust Corp.	23,677	2,049,955
SEI Investments Co.	40,880	2,061,987
State Street Corp. (a)	26,610	2,118,422
T Rowe Price Group, Inc.	29,624	2,018,876
Virtus Investment Partners, Inc.	15,799	1,673,114
Waddell & Reed Financial, Inc. Class A	118,091	2,007,547
WisdomTree Investments, Inc. (b)	235,239	2,135,970

		40,319,302

FINANCIAL EXCHANGES & DATA — 21.1%
CBOE Holdings, Inc.	26,691	2,163,839
CME Group, Inc.	17,139	2,036,113
Donnelley Financial Solutions, Inc. (c)	49,576	956,321
FactSet Research Systems, Inc.	11,892	1,961,110
Intercontinental Exchange, Inc.	35,065	2,099,342
MarketAxess Holdings, Inc.	11,026	2,067,265
Moody’s Corp.	18,907	2,118,340
Morningstar, Inc.	12,389	973,775
MSCI, Inc.	22,272	2,164,616
Nasdaq, Inc.	29,932	2,078,778
S&P Global, Inc.	16,095	2,104,260

		20,723,759

INVESTMENT BANKING & BROKERAGE — 37.6%
BGC Partners, Inc. Class A	187,750	2,132,840
Charles Schwab Corp.	50,007	2,040,786
Cowen Group, Inc. Class A (c)	52,341	782,498
E*TRADE Financial Corp. (c)	60,362	2,106,030
Evercore Partners, Inc. Class A	25,859	2,014,416
Goldman Sachs Group, Inc.	8,507	1,954,228
Greenhill & Co., Inc.	71,267	2,088,123
Houlihan Lokey, Inc.	19,700	678,665
Interactive Brokers Group, Inc. Class A	57,397	1,992,824
INTL. FCStone, Inc. (c)	17,831	676,865
Investment Technology Group, Inc.	27,736	561,654
KCG Holdings, Inc. Class A (c)	75,433	1,344,970
Lazard, Ltd. Class A	48,473	2,229,273
LPL Financial Holdings, Inc.	54,194	2,158,547
Moelis & Co. Class A	55,613	2,141,101
Morgan Stanley	45,483	1,948,492
Piper Jaffray Cos.	28,636	1,828,409
PJT Partners, Inc. Class A	14,027	492,208
Raymond James Financial, Inc.	26,728	2,038,277

Stifel Financial Corp. (c)	39,739	1,994,500
TD Ameritrade Holding Corp.	53,884	2,093,932
Virtu Financial, Inc. Class A	89,204	1,516,468

		36,815,106

TOTAL COMMON STOCKS (Cost $90,857,491)		97,858,167

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	233,729	233,729
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	378,741	378,741

TOTAL SHORT-TERM INVESTMENTS (Cost $612,470)		612,470

TOTAL INVESTMENTS — 100.4% (Cost $91,469,961)		98,470,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(355,688)

NET ASSETS — 100.0%		$98,114,949

(a)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$40,319,302	$—	$—	$40,319,302
Financial Exchanges & Data	20,723,759	—	—	20,723,759
Investment Banking & Brokerage	36,815,106	—	—	36,815,106
Short-Term Investments	612,470	—	—	612,470

TOTAL INVESTMENTS	$98,470,637	$—	$—	$98,470,637

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	45,119	$2,432,816	8,284	26,793	26,610	$2,118,422	$27,504	$82,480
State Street Institutional Liquid Reserves Fund, Premier Class	117,181	117,181	666,455	783,636	—	—	571	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,137,024	1,903,295	233,729	233,729	223	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,032,773	11,032,773	19,925,766	30,579,798	378,741	378,741	12,878	—

TOTAL		$13,582,770				$2,730,892	$41,176	$82,480

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 11.5%
Aon PLC	199,594	$23,689,812
Arthur J Gallagher & Co.	415,267	23,479,196
Brown & Brown, Inc.	544,450	22,714,454
Marsh & McLennan Cos., Inc.	319,366	23,597,954
Willis Towers Watson PLC	183,806	24,058,367

		117,539,783

LIFE & HEALTH INSURANCE — 23.8%
Aflac, Inc.	326,664	23,657,007
American Equity Investment Life Holding Co.	558,661	13,201,160
CNO Financial Group, Inc.	1,130,163	23,168,342
Genworth Financial, Inc. Class A (a)	5,794,706	23,874,189
Lincoln National Corp.	340,894	22,311,512
MetLife, Inc.	435,531	23,004,747
Primerica, Inc.	289,062	23,760,896
Principal Financial Group, Inc.	370,226	23,364,963
Prudential Financial, Inc.	211,800	22,594,824
Torchmark Corp.	300,278	23,133,417
Unum Group	482,047	22,603,184

		244,674,241

MULTI-LINE INSURANCE — 10.8%
American Financial Group, Inc.	202,328	19,306,138
American International Group, Inc.	372,964	23,284,142
Assurant, Inc.	236,091	22,586,826
Hartford Financial Services Group, Inc.	473,173	22,745,426
Loews Corp.	498,475	23,313,676

		111,236,208

PROPERTY & CASUALTY INSURANCE — 42.5%
Allied World Assurance Co. Holdings AG	442,723	23,508,591
Allstate Corp.	286,759	23,367,991
AmTrust Financial Services, Inc.	837,016	15,451,315
Arch Capital Group, Ltd. (a)	247,448	23,450,647
Argo Group International Holdings, Ltd.	102,934	6,978,925
Aspen Insurance Holdings, Ltd.	283,827	14,773,195
Assured Guaranty, Ltd.	587,268	21,793,515
Axis Capital Holdings, Ltd.	341,924	22,919,166
Chubb, Ltd.	170,762	23,266,323
Cincinnati Financial Corp.	318,093	22,988,581
First American Financial Corp.	620,895	24,388,756
FNF Group	625,510	24,357,359
Hanover Insurance Group, Inc.	192,917	17,374,105
Markel Corp. (a)	24,134	23,551,405
Mercury General Corp. (b)	150,082	9,153,501
Old Republic International Corp.	1,156,676	23,688,724
ProAssurance Corp.	190,638	11,485,940
Progressive Corp.	595,017	23,312,766
RLI Corp.	182,577	10,958,272
Travelers Cos., Inc.	191,527	23,086,665
WR Berkley Corp.	325,995	23,025,027
XL Group, Ltd.	581,621	23,183,413

		436,064,182

REINSURANCE — 11.2%
Alleghany Corp. (a)	36,657	22,531,592

Everest Re Group, Ltd.	100,115	23,407,888
Reinsurance Group of America, Inc.	184,089	23,375,621
RenaissanceRe Holdings, Ltd.	157,879	22,837,197
Validus Holdings, Ltd.	409,324	23,081,781

		115,234,079

TOTAL COMMON STOCKS (Cost $925,762,333)		1,024,748,493

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,509,152	1,509,152
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	782,918	782,918

TOTAL SHORT-TERM INVESTMENTS (Cost $2,292,070)		2,292,070

TOTAL INVESTMENTS — 100.0% (Cost $928,054,403)		1,027,040,563
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(74,417)

NET ASSETS — 100.0%		$1,026,966,146

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$117,539,783	$—	$—	$117,539,783
Life & Health Insurance	244,674,241	—	—	244,674,241
Multi-line Insurance	111,236,208	—	—	111,236,208
Property & Casualty Insurance	436,064,182	—	—	436,064,182
Reinsurance	115,234,079	—	—	115,234,079
Short-Term Investments	2,292,070	—	—	2,292,070

TOTAL INVESTMENTS	$1,027,040,563	$—	$—	$1,027,040,563

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,113,237	$1,113,237	4,005,565	5,118,802	—	$—	$1,036
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	36,100,479	34,591,327	1,509,152	1,509,152	3,395
State Street Navigator Securities Lending Government Money Market Portfolio*	24,392,904	24,392,904	41,303,425	64,913,411	782,918	782,918	5,490

TOTAL		$25,506,141				$2,292,070	$9,921

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	328,779	$15,156,712
Associated Banc-Corp	1,485,957	36,257,351
Banc of California, Inc. (a)	1,863,463	38,573,684
BancorpSouth, Inc.	949,157	28,711,999
Bank of Hawaii Corp.	444,423	36,602,678
Bank of the Ozarks, Inc.	1,720,788	89,498,184
BankUnited, Inc.	1,360,236	50,750,405
Banner Corp.	346,684	19,289,498
BB&T Corp.	1,963,776	87,780,787
Berkshire Hills Bancorp, Inc.	311,600	11,233,180
BOK Financial Corp.	299,551	23,445,857
Boston Private Financial Holdings, Inc.	749,552	12,292,653
Brookline Bancorp, Inc.	432,295	6,765,417
Capital Bank Financial Corp. Class A	330,097	14,326,210
Cardinal Financial Corp.	194,638	5,827,462
Cathay General Bancorp	618,209	23,294,115
CenterState Banks, Inc.	450,747	11,674,347
Central Pacific Financial Corp.	228,327	6,973,107
Chemical Financial Corp.	641,257	32,800,296
CIT Group, Inc.	2,226,655	95,590,299
Citizens Financial Group, Inc.	2,489,205	86,002,033
City Holding Co.	110,061	7,096,733
Columbia Banking System, Inc.	748,218	29,173,020
Commerce Bancshares, Inc.	811,663	45,582,994
Community Bank System, Inc.	473,477	26,031,765
Cullen/Frost Bankers, Inc.	952,060	84,704,778
Customers Bancorp, Inc. (b)	401,478	12,658,601
CVB Financial Corp.	834,184	18,427,125
Eagle Bancorp, Inc. (b)	208,365	12,439,391
East West Bancorp, Inc.	1,282,721	66,201,231
FCB Financial Holdings, Inc. Class A (b)	535,405	26,529,318
Fifth Third Bancorp	3,449,727	87,623,066
First BanCorp (b)	2,780,279	15,708,576
First Commonwealth Financial Corp.	616,700	8,177,442
First Financial Bancorp	436,181	11,973,168
First Financial Bankshares, Inc. (a)	511,894	20,526,949
First Hawaiian, Inc.	664,616	19,885,311
First Horizon National Corp.	4,110,675	76,047,487
First Interstate BancSystem, Inc. Class A	355,711	14,103,941
First Midwest Bancorp, Inc.	925,235	21,909,565
First Republic Bank	974,017	91,372,535
FNB Corp.	3,897,799	57,960,271
Fulton Financial Corp.	1,639,470	29,264,540
Glacier Bancorp, Inc.	628,473	21,324,089
Great Western Bancorp, Inc.	543,212	23,037,621
Hancock Holding Co.	1,295,354	59,003,375
Hanmi Financial Corp.	272,175	8,369,381
HarborOne Bancorp, Inc. (b)	96,533	1,833,162
Hilltop Holdings, Inc.	686,557	18,859,721
Home BancShares, Inc.	890,358	24,101,991
Hope Bancorp, Inc.	966,650	18,530,681
Huntington Bancshares, Inc.	6,602,879	88,412,550
IBERIABANK Corp.	633,139	50,081,295
Independent Bank Corp.	206,832	13,444,080

Independent Bank Group, Inc.	139,287	8,956,154
International Bancshares Corp.	349,491	12,371,981
Investors Bancorp, Inc.	3,540,430	50,911,383
KeyCorp	5,042,785	89,660,717
LegacyTexas Financial Group, Inc.	414,700	16,546,530
M&T Bank Corp.	563,761	87,230,740
MB Financial, Inc.	729,586	31,240,873
National Bank Holdings Corp. Class A	285,564	9,280,830
NBT Bancorp, Inc.	241,638	8,957,521
OFG Bancorp	612,577	7,228,409
Old National Bancorp	1,215,018	21,080,562
Opus Bank	751,343	15,139,561
Pacific Premier Bancorp, Inc. (b)	377,085	14,536,627
PacWest Bancorp	1,105,492	58,878,504
People’s United Financial, Inc.	4,947,079	90,036,838
Pinnacle Financial Partners, Inc.	442,727	29,419,209
PNC Financial Services Group, Inc.	740,856	89,080,525
Popular, Inc.	1,012,287	41,230,450
PrivateBancorp, Inc.	1,066,061	63,292,042
Prosperity Bancshares, Inc.	726,257	50,627,375
Regions Financial Corp.	6,192,793	89,981,282
Renasant Corp.	381,734	15,151,022
Seacoast Banking Corp. of Florida (b)	443,040	10,624,099
ServisFirst Bancshares, Inc.	357,405	13,002,394
Signature Bank (b)	590,370	87,605,004
Simmons First National Corp. Class A	301,838	16,646,366
South State Corp.	179,332	16,023,314
Southside Bancshares, Inc.	304,369	10,217,667
State Bank Financial Corp.	206,724	5,399,631
Sterling Bancorp	1,565,555	37,103,653
SunTrust Banks, Inc.	1,589,595	87,904,603
SVB Financial Group (b)	484,136	90,092,868
Synovus Financial Corp.	1,390,292	57,029,778
TCF Financial Corp.	3,294,153	56,066,484
Texas Capital Bancshares, Inc. (b)	797,444	66,546,702
Trustmark Corp.	675,796	21,483,555
UMB Financial Corp.	464,366	34,971,403
Umpqua Holdings Corp.	3,244,073	57,549,855
United Bankshares, Inc. (a)	975,912	41,232,282
United Community Banks, Inc.	833,896	23,090,580
Valley National Bancorp	3,492,326	41,209,447
Webster Financial Corp.	1,116,091	55,849,194
Westamerica Bancorporation	249,768	13,944,547
Western Alliance Bancorp (b)	1,136,795	55,805,267
Wintrust Financial Corp.	662,755	45,809,625
Zions Bancorp	2,086,281	87,623,802

TOTAL COMMON STOCKS (Cost $3,722,446,455)		3,776,913,282

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	3,063,294	3,063,294

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	26,248,818	$26,248,818

TOTAL SHORT-TERM INVESTMENTS (Cost $29,312,112)		29,312,112

TOTAL INVESTMENTS — 100.6% (Cost $3,751,758,567)		3,806,225,394
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(22,519,916)

NET ASSETS — 100.0%		$3,783,705,478

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$3,776,913,282	$—	$—	$3,776,913,282
Short-Term Investments	29,312,112	—	—	29,312,112

TOTAL INVESTMENTS	$3,806,225,394	$—	$—	$3,806,225,394

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,291,452	$3,291,452	22,914,366	26,205,818	—	$—	$4,049
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	38,412,550	35,349,256	3,063,294	3,063,294	13,597
State Street Navigator Securities Lending Government Money Market Portfolio*	61,790,990	61,790,990	282,179,148	317,721,320	26,248,818	26,248,818	101,386

TOTAL		$65,082,442				$29,312,112	$119,032

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTOMOBILES — 3.5%
Tesla, Inc. (a)	82,195	$22,874,868

COMMUNICATIONS EQUIPMENT — 16.1%
Arista Networks, Inc. (a)	172,228	22,780,598
Cisco Systems, Inc.	544,357	18,399,267
F5 Networks, Inc. (a)	115,213	16,425,917
Juniper Networks, Inc.	586,908	16,333,650
Motorola Solutions, Inc.	199,706	17,218,651
Palo Alto Networks, Inc. (a)	128,815	14,514,874

		105,672,957

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Corning, Inc.	685,243	18,501,561

INTERNET & CATALOG RETAIL — 9.0%
Amazon.com, Inc. (a)	21,933	19,444,482
Netflix, Inc. (a)	134,188	19,834,328
Priceline Group, Inc. (a)	11,243	20,012,203

		59,291,013

INTERNET SOFTWARE & SERVICES — 11.6%
Alibaba Group Holding, Ltd. ADR (a)	187,850	20,255,865
Alphabet, Inc. Class A (a)	20,601	17,465,528
eBay, Inc. (a)	562,286	18,875,941
Facebook, Inc. Class A (a)	139,093	19,758,161

		76,355,495

IT SERVICES — 13.3%
Accenture PLC Class A	135,368	16,227,916
Automatic Data Processing, Inc.	165,124	16,907,047
Cognizant Technology Solutions Corp. Class A (a)	295,966	17,615,896
International Business Machines Corp.	99,813	17,381,436
Visa, Inc. Class A	212,537	18,888,163

		87,020,458

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.0%
Applied Materials, Inc.	512,224	19,925,514
Broadcom, Ltd.	93,362	20,442,543
Intel Corp.	458,608	16,541,991
Lam Research Corp.	159,446	20,466,488
QUALCOMM, Inc.	250,529	14,365,333

		91,741,869

SOFTWARE — 23.3%
Adobe Systems, Inc. (a)	160,814	20,926,726

Microsoft Corp.	267,254	17,601,348
Oracle Corp.	425,866	18,997,882
salesforce.com, Inc. (a)	238,343	19,660,914
SAP SE ADR (b)	195,868	19,228,361
ServiceNow, Inc. (a)	213,848	18,705,285
Splunk, Inc. (a)	300,483	18,717,086
VMware, Inc. Class A (a) (b)	206,090	18,989,133

		152,826,735

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	143,565	20,624,548
Western Digital Corp.	247,798	20,450,768

		41,075,316

TOTAL COMMON STOCKS (Cost $472,673,072)		655,360,272

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	524,858	524,858
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,595,326	8,595,326

TOTAL SHORT-TERM INVESTMENTS (Cost $9,120,184)		9,120,184

TOTAL INVESTMENTS — 101.3% (Cost $481,793,256)		664,480,456
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(8,582,635)

NET ASSETS — 100.0%		$655,897,821

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$22,874,868	$—	$—	$22,874,868
Communications Equipment	105,672,957	—	—	105,672,957

See accompanying Notes to Schedule of Investments

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$18,501,561	$—	$—	$18,501,561
Internet & Catalog Retail	59,291,013	—	—	59,291,013
Internet Software & Services	76,355,495	—	—	76,355,495
IT Services	87,020,458	—	—	87,020,458
Semiconductors & Semiconductor Equipment	91,741,869	—	—	91,741,869
Software	152,826,735	—	—	152,826,735
Technology Hardware, Storage & Peripherals	41,075,316	—	—	41,075,316
Short-Term Investments	9,120,184	—	—	9,120,184

TOTAL INVESTMENTS	$664,480,456	$—	$—	$664,480,456

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	927,485	$927,485	1,669,893	2,597,378	—	$—	$2,144
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	15,879,737	15,354,879	524,858	524,858	1,393
State Street Navigator Securities Lending Government Money Market Portfolio*	34,544,012	34,544,012	170,519,343	196,468,029	8,595,326	8,595,326	490,511

TOTAL		$35,471,497				$9,120,184	$494,048

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	616,027	$115,320,254
United Technologies Corp.	1,338,133	150,151,904

		265,472,158

AIR FREIGHT & LOGISTICS — 0.7%
Expeditors International of Washington, Inc.	1,784,350	100,797,931

BANKS — 4.4%
Commerce Bancshares, Inc.	1,647,081	92,500,069
Community Bank System, Inc.	1,224,373	67,316,028
Cullen/Frost Bankers, Inc.	1,677,227	149,222,886
People’s United Financial, Inc.	11,533,892	209,916,834
United Bankshares, Inc. (a)	3,959,514	167,289,467

		686,245,284

BEVERAGES — 3.3%
Brown-Forman Corp. Class B	2,197,528	101,481,843
Coca-Cola Co.	4,997,721	212,103,279
PepsiCo, Inc.	1,703,745	190,580,916

		504,166,038

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	4,184,904	272,688,345

BUILDING PRODUCTS — 0.4%
AO Smith Corp.	1,283,515	65,664,627

CAPITAL MARKETS — 4.1%
Eaton Vance Corp.	3,816,918	171,608,633
Franklin Resources, Inc.	3,045,276	128,327,931
S&P Global, Inc.	710,245	92,857,431
SEI Investments Co.	1,381,742	69,695,067
T Rowe Price Group, Inc.	2,410,353	164,265,557

		626,754,619

CHEMICALS — 6.3%
Air Products & Chemicals, Inc.	1,008,197	136,398,972
Albemarle Corp.	919,894	97,177,602
Ecolab, Inc.	643,668	80,677,347
HB Fuller Co.	1,463,429	75,454,399
PPG Industries, Inc.	1,028,623	108,087,705
Praxair, Inc.	1,348,909	159,980,608
RPM International, Inc.	2,628,169	144,628,140
Sherwin-Williams Co.	276,185	85,669,825
Valspar Corp.	820,162	90,988,772

		979,063,370

COMMERCIAL SERVICES & SUPPLIES — 1.7%
ABM Industries, Inc.	2,550,756	111,212,962
Cintas Corp.	617,925	78,192,229
MSA Safety, Inc.	936,466	66,198,782

		255,603,973

CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	1,469,548	113,140,501
Bemis Co., Inc.	2,937,000	143,501,820
Sonoco Products Co.	3,190,886	168,861,687

		425,504,008

DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,761,351	162,766,446

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	6,909,869	287,105,057

ELECTRIC UTILITIES — 1.3%
NextEra Energy, Inc.	1,520,511	195,187,997

ELECTRICAL EQUIPMENT — 1.4%
Emerson Electric Co.	3,613,182	216,285,074

FOOD & STAPLES RETAILING — 2.9%
Sysco Corp.	2,762,299	143,418,564
Wal-Mart Stores, Inc.	2,662,328	191,900,602
Walgreens Boots Alliance, Inc.	1,383,706	114,916,784

		450,235,950

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	3,650,184	168,054,471
Hormel Foods Corp.	3,315,315	114,809,359
Lancaster Colony Corp.	685,554	88,326,777
McCormick & Co., Inc.	1,328,222	129,568,056

		500,758,663

GAS UTILITIES — 5.1%
Atmos Energy Corp.	2,003,467	158,253,858
National Fuel Gas Co.	3,079,303	183,588,045
New Jersey Resources Corp.	3,828,471	151,607,452
UGI Corp.	2,760,771	136,382,087
WGL Holdings, Inc.	2,007,728	165,697,792

		795,529,234

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	4,245,583	188,546,341
Becton Dickinson and Co.	642,037	117,775,267
C.R. Bard, Inc.	124,228	30,875,627
Medtronic PLC	2,028,207	163,392,356
West Pharmaceutical Services, Inc.	450,946	36,801,703

		537,391,294

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	2,072,618	169,021,998

HOTELS, RESTAURANTS & LEISURE — 1.3%
McDonald’s Corp.	1,582,474	205,104,455

HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc.	3,560,569	179,167,832

HOUSEHOLD PRODUCTS — 5.6%
Church & Dwight Co., Inc.	2,161,839	107,810,911
Clorox Co.	1,359,481	183,298,823
Colgate-Palmolive Co.	2,165,734	158,510,072
Kimberly-Clark Corp.	1,641,976	216,133,301
Procter & Gamble Co.	2,248,072	201,989,269

		867,742,376

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	876,209	167,645,068
Carlisle Cos., Inc.	726,811	77,339,959
Roper Technologies, Inc.	252,366	52,111,055

		297,096,082

INSURANCE — 6.4%
Aflac, Inc.	2,195,016	158,963,059
Brown & Brown, Inc.	1,725,631	71,993,325
Chubb, Ltd.	981,627	133,746,679
Cincinnati Financial Corp.	2,242,586	162,071,690

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Mercury General Corp.	1,148,899	$70,071,350
Old Republic International Corp.	12,546,956	256,961,659
RenaissanceRe Holdings, Ltd.	412,660	59,691,269
RLI Corp.	1,317,658	79,085,833

		992,584,864

IT SERVICES — 2.2%
Automatic Data Processing, Inc.	1,332,510	136,435,699
International Business Machines Corp.	1,189,391	207,120,549

		343,556,248

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris Industries, Inc. (a)	1,916,335	160,588,873

MACHINERY — 6.9%
Caterpillar, Inc.	2,139,996	198,506,029
Donaldson Co., Inc.	2,417,638	110,050,882
Dover Corp.	1,809,231	145,371,711
Illinois Tool Works, Inc.	1,036,283	137,276,409
Lincoln Electric Holdings, Inc.	1,360,175	118,144,800
Nordson Corp.	525,528	64,555,860
Pentair PLC	2,534,076	159,089,291
Stanley Black & Decker, Inc.	1,022,639	135,878,044

		1,068,873,026

MEDIA — 1.6%
John Wiley & Sons, Inc. Class A	1,410,736	75,897,597
Meredith Corp. (b)	2,563,677	165,613,534

		241,511,131

METALS & MINING — 1.0%
Nucor Corp.	2,582,562	154,230,603

MULTI-UTILITIES — 4.6%
Black Hills Corp. (b)	2,690,989	178,870,039
Consolidated Edison, Inc.	3,098,884	240,659,331
MDU Resources Group, Inc.	5,768,969	157,896,682
Vectren Corp.	2,310,256	135,404,104

		712,830,156

MULTILINE RETAIL — 1.1%
Target Corp.	3,199,147	176,560,923

OIL, GAS & CONSUMABLE FUELS — 2.6%
Chevron Corp.	1,955,921	210,007,238
Exxon Mobil Corp.	2,422,325	198,654,873

		408,662,111

PHARMACEUTICALS — 1.2%
Johnson & Johnson	1,541,202	191,956,709

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.5%
Essex Property Trust, Inc. REIT	752,991	174,340,006
Federal Realty Investment Trust REIT	1,213,592	162,014,532
National Retail Properties, Inc.	5,664,359	247,079,340
Realty Income Corp. REIT	4,385,559	261,072,327
Tanger Factory Outlet Centers, Inc.	4,960,865	162,567,546

		1,007,073,751

SOFTWARE — 0.4%
CDK Global, Inc.	943,378	61,329,004

SPECIALTY RETAIL — 1.8%
Lowe’s Cos., Inc.	1,649,652	135,617,891
Ross Stores, Inc.	772,159	50,862,113
TJX Cos., Inc.	1,150,924	91,015,070

		277,495,074

TEXTILES,APPAREL & LUXURY GOODS — 1.3%
VF Corp.	3,707,003	203,773,955

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc.	523,109	121,758,851

WATER UTILITIES — 1.1%
Aqua America, Inc.	5,342,136	171,749,672

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc.	3,191,439	84,605,048

TOTAL COMMON STOCKS (Cost $11,933,046,562)		15,424,492,810

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	15,560,156	15,560,156
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	88,947,528	88,947,528

TOTAL SHORT-TERM INVESTMENTS (Cost $104,507,684)		104,507,684

TOTAL INVESTMENTS — 100.4% (Cost $12,037,554,246)		15,529,000,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(67,706,972)

NET ASSETS — 100.0%		$15,461,293,522

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$265,472,158	$—	$—	$265,472,158
Air Freight & Logistics	100,797,931	—	—	100,797,931
Banks	686,245,284	—	—	686,245,284
Beverages	504,166,038	—	—	504,166,038
Biotechnology	272,688,345	—	—	272,688,345
Building Products	65,664,627	—	—	65,664,627
Capital Markets	626,754,619	—	—	626,754,619
Chemicals	979,063,370	—	—	979,063,370
Commercial Services & Supplies	255,603,973	—	—	255,603,973
Containers & Packaging	425,504,008	—	—	425,504,008
Distributors	162,766,446	—	—	162,766,446
Diversified Telecommunication Services	287,105,057	—	—	287,105,057
Electric Utilities	195,187,997	—	—	195,187,997
Electrical Equipment	216,285,074	—	—	216,285,074
Food & Staples Retailing	450,235,950	—	—	450,235,950
Food Products	500,758,663	—	—	500,758,663
Gas Utilities	795,529,234	—	—	795,529,234
Health Care Equipment & Supplies	537,391,294	—	—	537,391,294
Health Care Providers & Services	169,021,998	—	—	169,021,998
Hotels, Restaurants & Leisure	205,104,455	—	—	205,104,455
Household Durables	179,167,832	—	—	179,167,832
Household Products	867,742,376	—	—	867,742,376
Industrial Conglomerates	297,096,082	—	—	297,096,082
Insurance	992,584,864	—	—	992,584,864
IT Services	343,556,248	—	—	343,556,248
Leisure Equipment & Products	160,588,873	—	—	160,588,873
Machinery	1,068,873,026	—	—	1,068,873,026
Media	241,511,131	—	—	241,511,131
Metals & Mining	154,230,603	—	—	154,230,603
Multi-Utilities	712,830,156	—	—	712,830,156
Multiline Retail	176,560,923	—	—	176,560,923
Oil, Gas & Consumable Fuels	408,662,111	—	—	408,662,111
Pharmaceuticals	191,956,709	—	—	191,956,709
Real Estate Investment Trusts (REITs)	1,007,073,751	—	—	1,007,073,751
Software	61,329,004	—	—	61,329,004
Specialty Retail	277,495,074	—	—	277,495,074
Textiles, Apparel & Luxury Goods	203,773,955	—	—	203,773,955
Trading Companies & Distributors	121,758,851	—	—	121,758,851
Water Utilities	171,749,672	—	—	171,749,672
Wireless Telecommunication Services	84,605,048	—	—	84,605,048
Short-Term Investments	104,507,684	—	—	104,507,684

TOTAL INVESTMENTS	$15,529,000,494	$—	$—	$15,529,000,494

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
Black Hills Corp.	2,594,408	$163,551,480	506,117	409,536	2,690,989	$178,870,039	$3,395,104	$2,526,294
Meredith Corp.	—	—	2,594,261	30,584	2,563,677	165,613,534	1,309,044	54,754
State Street Institutional Liquid Reserves Fund, Premier Class	11,738,494	11,738,494	154,423,430	166,161,924	—	—	38,050	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	528,974,870	513,414,714	15,560,156	15,560,156	77,553	—
State Street Navigator Securities Lending Government Money Market Portfolio*	591,373,476	591,373,476	1,002,950,166	1,505,376,114	88,947,528	88,947,528	794,887	—

TOTAL		$766,663,450				$448,991,257	$5,614,638	$2,581,048

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	185,135	$6,226,090
Aerojet Rocketdyne Holdings, Inc. (a)	274,703	5,961,055
Aerovironment, Inc. (a)	127,299	3,568,191
Arconic, Inc.	759,311	20,000,252
Astronics Corp. (a)	98,434	3,123,311
B/E Aerospace, Inc.	317,921	20,381,915
Boeing Co.	114,003	20,162,571
BWX Technologies, Inc.	441,725	21,026,110
Cubic Corp.	141,432	7,467,610
Curtiss-Wright Corp.	212,988	19,437,285
DigitalGlobe, Inc. (a)	253,883	8,314,668
Engility Holdings, Inc. (a)	129,361	3,743,707
Esterline Technologies Corp. (a)	119,373	10,272,047
General Dynamics Corp.	106,751	19,983,787
HEICO Corp.	132,676	11,569,347
Hexcel Corp.	380,010	20,729,545
Huntington Ingalls Industries, Inc.	96,231	19,269,295
KEYW Holding Corp. (a)	376,583	3,554,943
KLX, Inc. (a)	450,718	20,147,095
Kratos Defense & Security Solutions, Inc. (a)	1,025,255	7,976,484
L3 Technologies, Inc.	119,613	19,770,833
Lockheed Martin Corp.	75,832	20,292,643
Mercury Systems, Inc. (a)	367,039	14,332,873
Moog, Inc. Class A (a)	99,029	6,669,603
National Presto Industries, Inc.	24,468	2,500,630
Northrop Grumman Corp.	83,634	19,891,511
Orbital ATK, Inc.	204,808	20,071,184
Raytheon Co.	131,963	20,124,357
Rockwell Collins, Inc.	209,570	20,361,821

Spirit AeroSystems Holdings, Inc. Class A	340,903	19,745,102
TASER International, Inc. (a)	745,387	16,987,370
Teledyne Technologies, Inc. (a)	132,549	16,762,146
Textron, Inc.	427,724	20,355,385
TransDigm Group, Inc.	88,050	19,385,088
Triumph Group, Inc.	764,656	19,689,892
United Technologies Corp.	181,670	20,385,191
Wesco Aircraft Holdings, Inc. (a)	609,739	6,951,025

TOTAL COMMON STOCKS (Cost $511,863,236)		537,191,962

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $653,223)	653,223	653,223

TOTAL INVESTMENTS — 100.0% (Cost $512,516,459)		537,845,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(d)		(85,014)

NET ASSETS — 100.0%		$537,760,171

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$537,191,962	$—	$—	$537,191,962
Short-Term Investment	653,223	—	—	653,223

TOTAL INVESTMENTS	$537,845,185	$—	$—	$537,845,185

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	290,471	$290,471	748,316	1,038,787	—	$—	$453
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,106,882	5,453,659	653,223	653,223	1,896
State Street Navigator Securities Lending Government Money Market Portfolio*	14,250,595	14,250,595	53,243,544	67,494,139	—	—	16,339

TOTAL		$14,541,066				$653,223	$18,688

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	1,125,538	$73,340,056
ACADIA Pharmaceuticals, Inc. (a) (b)	2,013,345	69,218,801
Acceleron Pharma, Inc. (a)	520,293	13,772,156
Achillion Pharmaceuticals, Inc. (a)	2,230,901	9,392,093
Acorda Therapeutics, Inc. (a)	627,533	13,178,193
Agenus, Inc. (a) (b)	1,515,715	5,714,246
Agios Pharmaceuticals, Inc. (a) (b)	798,447	46,629,305
Aimmune Therapeutics, Inc. (a)	407,642	8,858,061
Alder Biopharmaceuticals, Inc. (a)	918,562	19,106,090
Alexion Pharmaceuticals, Inc. (a)	582,480	70,619,875
Alkermes PLC (a)	1,167,633	68,306,530
Alnylam Pharmaceuticals, Inc. (a)	1,157,062	59,299,427
AMAG Pharmaceuticals, Inc. (a) (c)	1,719,081	38,765,277
Amgen, Inc.	408,687	67,053,276
Amicus Therapeutics, Inc. (a)	3,234,106	23,059,176
Arena Pharmaceuticals, Inc. (a)	2,216,910	3,236,689
Array BioPharma, Inc. (a)	5,199,239	46,481,197
Atara Biotherapeutics, Inc. (a)	222,538	4,573,156
Avexis, Inc. (a)	373,186	28,373,332
BioCryst Pharmaceuticals, Inc. (a)	865,629	7,271,284
Biogen, Inc. (a)	253,732	69,375,403
BioMarin Pharmaceutical, Inc. (a)	801,353	70,342,766
Bioverativ, Inc. (a)	1,399,464	76,214,809
Bluebird Bio, Inc. (a)	837,322	76,112,570
Blueprint Medicines Corp. (a)	362,700	14,504,373
Celgene Corp. (a)	597,994	74,408,393
Celldex Therapeutics, Inc. (a)	2,721,944	9,826,218
Clovis Oncology, Inc. (a)	1,188,176	75,651,166
Coherus Biosciences, Inc. (a)	503,301	10,644,816
Cytokinetics, Inc. (a)	328,712	4,223,949
Eagle Pharmaceuticals, Inc. (a)	358,168	29,706,454
Emergent BioSolutions, Inc. (a)	589,577	17,121,316
Enanta Pharmaceuticals, Inc. (a)	354,066	10,905,233
Epizyme, Inc. (a)	339,192	5,817,143
Esperion Therapeutics, Inc. (a)	161,552	5,704,401
Exact Sciences Corp. (a) (b)	2,715,955	64,150,857
Exelixis, Inc. (a)	3,426,504	74,252,342
FibroGen, Inc. (a)	544,384	13,419,066
Five Prime Therapeutics, Inc. (a)	650,648	23,520,925
Flexion Therapeutics, Inc. (a)	374,862	10,087,536
Genomic Health, Inc. (a)	175,225	5,517,835
Geron Corp. (a) (b)	1,987,757	4,512,208
Gilead Sciences, Inc.	1,087,363	73,853,695
Global Blood Therapeutics, Inc. (a)	331,362	12,210,690
Halozyme Therapeutics, Inc. (a)	1,630,194	21,127,314
Heron Therapeutics, Inc. (a) (b)	1,051,761	15,776,415
Immunomedics, Inc. (a) (b)	1,760,428	11,389,969
Incyte Corp. (a)	496,882	66,418,217
Inovio Pharmaceuticals, Inc. (a) (b)	1,314,956	8,705,009
Insmed, Inc. (a)	381,899	6,687,051
Intercept Pharmaceuticals, Inc. (a) (b)	581,605	65,779,525
Intrexon Corp. (a) (b)	1,965,772	38,961,601
Ionis Pharmaceuticals, Inc. (a)	1,772,321	71,247,304
Ironwood Pharmaceuticals, Inc. (a)	1,639,915	27,976,950
Juno Therapeutics, Inc. (a) (b)	2,146,277	47,625,887
Keryx Biopharmaceuticals, Inc. (a) (b)	2,022,407	12,458,027
Kite Pharma, Inc. (a) (b)	696,397	54,660,201

La Jolla Pharmaceutical Co. (a) (b)	105,542	3,150,429
Lexicon Pharmaceuticals, Inc. (a) (b)	847,689	12,155,860
Ligand Pharmaceuticals, Inc. (a)	388,233	41,090,581
Loxo Oncology, Inc. (a)	262,664	11,052,901
MacroGenics, Inc. (a)	431,064	8,017,790
Merrimack Pharmaceuticals, Inc. (a) (b)	4,428,022	13,638,308
MiMedx Group, Inc. (a) (b)	919,716	8,764,893
Momenta Pharmaceuticals, Inc. (a)	955,802	12,759,957
Myriad Genetics, Inc. (a)	1,478,328	28,383,898
Neurocrine Biosciences, Inc. (a)	1,459,234	63,184,832
Novavax, Inc. (a) (b)	8,086,299	10,350,463
OPKO Health, Inc. (a) (b)	6,612,084	52,896,672
Otonomy, Inc. (a)	272,260	3,335,185
Portola Pharmaceuticals, Inc. (a)	1,037,323	40,652,688
Progenics Pharmaceuticals, Inc. (a)	994,412	9,387,249
Prothena Corp. PLC (a)	430,064	23,993,271
PTC Therapeutics, Inc. (a)	1,302,194	12,813,589
Puma Biotechnology, Inc. (a)	992,697	36,928,328
Radius Health, Inc. (a)	1,055,120	40,780,388
Regeneron Pharmaceuticals, Inc. (a)	190,974	74,004,335
Repligen Corp. (a)	315,860	11,118,272
Retrophin, Inc. (a)	548,435	10,124,110
Sage Therapeutics, Inc. (a)	542,514	38,556,470
Sarepta Therapeutics, Inc. (a)	2,272,707	67,272,127
Seattle Genetics, Inc. (a)	1,091,129	68,588,369
Spark Therapeutics, Inc. (a)	492,383	26,263,709
Spectrum Pharmaceuticals, Inc. (a)	650,456	4,227,964
Synergy Pharmaceuticals, Inc. (a) (b)	9,039,570	42,124,396
TESARO, Inc. (a)	427,919	65,843,897
Ultragenyx Pharmaceutical, Inc. (a)	541,660	36,713,715
United Therapeutics Corp. (a)	496,235	67,180,294
Vanda Pharmaceuticals, Inc. (a)	752,321	10,532,494
Vertex Pharmaceuticals, Inc. (a)	789,003	86,277,478
Xencor, Inc. (a)	360,157	8,614,955
ZIOPHARM Oncology, Inc. (a) (b)	1,873,418	11,877,470

		3,019,803,191

TOTAL COMMON STOCKS (Cost $3,215,980,485)		3,019,803,191

RIGHTS — 0.1%
BIOTECHNOLOGY — 0.1%
Dyax Corp. (CVR) (d) (Cost $954,377)	859,799	954,377

SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	2,412,161	2,412,161
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	200,607,753	200,607,753

TOTAL SHORT-TERM INVESTMENTS (Cost $203,019,914)		203,019,914

TOTAL INVESTMENTS — 106.7% (Cost $3,419,954,776)		3,223,777,482
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(201,093,489)

NET ASSETS — 100.0%		$3,022,683,993

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $954,377, representing less than 0.05% of the Fund’s net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$3,019,803,191	$—	$—	$3,019,803,191
Rights
Biotechnology	—	954,377	—	954,377
Short-Term Investments	203,019,914	—	—	203,019,914

TOTAL INVESTMENTS	$3,222,823,105	$954,377	$—	$3,223,777,482

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
AMAG Pharmaceuticals, Inc.	1,150,880	$27,529,050	3,495,424	2,927,223	1,719,081	$38,765,277	$—	$4,682,113
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	9,655,871	9,655,871	—	—	2,073	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	50,882,555	48,470,394	2,412,161	2,412,161	3,149	—
State Street Navigator Securities Lending Government Money Market Portfolio*	418,684,146	418,684,146	1,389,606,711	1,607,683,104	200,607,753	200,607,753	1,109,395	—

TOTAL		$418,684,146				$203,019,914	$1,114,617	$4,682,113

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 75.1%
Abaxis, Inc.	36,097	$1,750,704
Abbott Laboratories	43,849	1,947,334
Abiomed, Inc. (a)	16,540	2,070,808
Accuray, Inc. (a)	140,262	666,244
Analogic Corp.	19,863	1,507,602
AngioDynamics, Inc. (a)	43,076	747,369
AtriCure, Inc. (a)	45,558	872,436
Baxter International, Inc.	38,546	1,998,996
Becton Dickinson and Co.	10,819	1,984,637
Boston Scientific Corp. (a)	81,363	2,023,498
C.R. Bard, Inc.	8,027	1,995,031
Cantel Medical Corp.	25,915	2,075,791
Cardiovascular Systems, Inc. (a)	47,581	1,345,353
CONMED Corp.	30,374	1,348,909
CryoLife, Inc. (a)	30,228	503,296
Danaher Corp.	22,844	1,953,847
DexCom, Inc. (a)	25,591	2,168,325
Edwards Lifesciences Corp. (a)	21,617	2,033,511
GenMark Diagnostics, Inc. (a)	46,769	599,579
Glaukos Corp. (a)	43,563	2,234,782
Globus Medical, Inc. (a)	73,355	2,172,775
Hill-Rom Holdings, Inc.	29,736	2,099,362
Hologic, Inc. (a)	47,473	2,019,976
IDEXX Laboratories, Inc. (a)	13,340	2,062,497
Inogen, Inc. (a)	23,031	1,786,284
Insulet Corp. (a)	44,640	1,923,538
Integer Holdings Corp. (a)	28,744	1,155,509
Integra LifeSciences Holdings Corp. (a)	46,461	1,957,402
Intuitive Surgical, Inc. (a)	2,731	2,093,230
Invacare Corp.	46,292	550,875
K2M Group Holdings, Inc. (a)	55,969	1,147,924
LivaNova PLC (a)	40,735	1,996,422
Masimo Corp. (a)	21,021	1,960,418
Medtronic PLC	24,142	1,944,879
Natus Medical, Inc. (a)	54,404	2,135,357
Nevro Corp. (a)	21,391	2,004,337
NuVasive, Inc. (a)	26,770	1,999,184
NxStage Medical, Inc. (a)	71,900	1,929,077
Orthofix International NV (a)	32,992	1,258,645
Penumbra, Inc. (a)	24,982	2,084,748
ResMed, Inc.	28,062	2,019,622
STERIS PLC	29,237	2,030,802
Stryker Corp.	15,421	2,030,175
Teleflex, Inc.	10,356	2,006,268
Varex Imaging Corp. (a)	63,282	2,126,275
Varian Medical Systems, Inc. (a)	22,823	2,079,860
Wright Medical Group NV (a)	69,322	2,157,301
Zeltiq Aesthetics, Inc. (a)	35,870	1,994,731
Zimmer Biomet Holdings, Inc.	16,695	2,038,626

		86,594,151

HEALTH CARE SUPPLIES — 24.8%
Alere, Inc. (a)	52,757	2,096,036
Align Technology, Inc. (a)	19,035	2,183,505
Anika Therapeutics, Inc. (a)	23,732	1,030,918
Atrion Corp.	1,031	482,714
Cerus Corp. (a)	166,663	741,650
Cooper Cos., Inc.	10,317	2,062,265

DENTSPLY SIRONA, Inc.	31,621	1,974,415
Endologix, Inc. (a)	303,066	2,194,198
Haemonetics Corp. (a)	51,444	2,087,083
Halyard Health, Inc. (a)	50,831	1,936,153
ICU Medical, Inc. (a)	13,202	2,015,946
Meridian Bioscience, Inc.	90,736	1,252,157
Merit Medical Systems, Inc. (a)	54,186	1,565,976
Neogen Corp. (a)	25,964	1,701,940
OraSure Technologies, Inc. (a)	74,606	964,656
Quidel Corp. (a)	25,463	576,482
Spectranetics Corp. (a)	57,187	1,665,571
West Pharmaceutical Services, Inc.	24,635	2,010,462

		28,542,127

TOTAL COMMON STOCKS (Cost $103,481,982)		115,136,278

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $111,727)	111,727	111,727

TOTAL INVESTMENTS — 100.0% (Cost $103,593,709)		115,248,005
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		7,636

NET ASSETS — 100.0%		$115,255,641

(a)	Non-income producing security
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$86,594,151	$—	$—	$86,594,151
Health Care Supplies	28,542,127	—	—	28,542,127
Short-Term Investment	111,727	—	—	111,727

TOTAL INVESTMENTS	$115,248,005	$—	$—	$115,248,005

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,683	$27,683	290,509	318,192	—	$—	$58
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,498,182	5,386,455	111,727	111,727	356
State Street Navigator Securities Lending Government Money Market Portfolio*	7,247,537	7,247,537	12,801,936	20,049,473	—	—	18,085

TOTAL		$7,275,220				$111,727	$18,499

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 35.4%
Air Methods Corp. (a)	54,493	$2,343,199
Almost Family, Inc. (a)	21,489	1,044,365
Amedisys, Inc. (a)	39,190	2,002,217
AMN Healthcare Services, Inc. (a)	55,896	2,269,378
BioTelemetry, Inc. (a)	44,861	1,298,726
Chemed Corp.	12,498	2,283,260
Cross Country Healthcare, Inc. (a)	40,238	577,818
DaVita, Inc. (a)	33,268	2,261,226
Diplomat Pharmacy, Inc. (a)	151,935	2,423,363
Envision Healthcare Corp. (a)	34,140	2,093,465
Express Scripts Holding Co. (a)	33,716	2,222,222
Laboratory Corp. of America Holdings (a)	15,844	2,273,139
Landauer, Inc.	6,501	316,924
LHC Group, Inc. (a)	17,160	924,924
MEDNAX, Inc. (a)	32,598	2,261,649
Premier, Inc. Class A (a)	73,924	2,353,001
Providence Service Corp. (a)	12,939	575,009
Quest Diagnostics, Inc.	23,087	2,266,912
Teladoc, Inc. (a)	104,087	2,602,175
Tivity Health, Inc. (a)	53,473	1,556,064

		35,949,036

HEALTH CARE DISTRIBUTORS — 15.4%
Aceto Corp.	70,721	1,118,099
AmerisourceBergen Corp.	25,824	2,285,424
Cardinal Health, Inc.	27,798	2,266,927
Henry Schein, Inc. (a)	13,246	2,251,422
McKesson Corp.	15,443	2,289,579
Owens & Minor, Inc.	64,060	2,216,476
Patterson Cos., Inc.	51,168	2,314,329
PharMerica Corp. (a)	37,570	879,138

		15,621,394

HEALTH CARE FACILITIES — 26.9%
Acadia Healthcare Co., Inc. (a) (b)	53,421	2,329,156
Brookdale Senior Living, Inc. (a)	181,427	2,436,565
Capital Senior Living Corp. (a)	49,014	689,137
Community Health Systems, Inc. (a)	242,096	2,147,392
Ensign Group, Inc.	49,175	924,490
HCA Holdings, Inc. (a)	26,595	2,366,689
HealthSouth Corp.	54,493	2,332,845
Kindred Healthcare, Inc.	157,112	1,311,885
LifePoint Health, Inc. (a)	35,858	2,348,699
Select Medical Holdings Corp. (a)	174,754	2,332,966
Surgery Partners, Inc. (a)	32,225	628,387
Tenet Healthcare Corp. (a) (b)	118,655	2,101,380
Universal Health Services, Inc. Class B	18,721	2,329,828
US Physical Therapy, Inc.	11,308	738,412
VCA, Inc. (a)	25,000	2,287,500

		27,305,331

MANAGED HEALTH CARE — 22.2%
Aetna, Inc.	17,173	2,190,416
Anthem, Inc.	13,704	2,266,368
Centene Corp. (a)	33,327	2,374,882
Cigna Corp.	15,011	2,198,961
HealthEquity, Inc. (a)	54,702	2,322,100
Humana, Inc.	10,465	2,157,255

Magellan Health, Inc. (a)	30,206	2,085,724
Molina Healthcare, Inc. (a)	49,870	2,274,072
Triple-S Management Corp. Class B (a)	13,469	236,650
UnitedHealth Group, Inc.	13,418	2,200,682
WellCare Health Plans, Inc. (a)	16,153	2,264,812

		22,571,922

TOTAL COMMON STOCKS (Cost $107,148,808)		101,447,683

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	140,529	140,529
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,845,038	1,845,038

TOTAL SHORT-TERM INVESTMENTS (Cost $1,985,567)		1,985,567

TOTAL INVESTMENTS — 101.8% (Cost $109,134,375)		103,433,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,838,227)

NET ASSETS — 100.0%		$101,595,023

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$35,949,036	$—	$—	$35,949,036
Health Care Distributors	15,621,394	—	—	15,621,394
Health Care Facilities	27,305,331	—	—	27,305,331
Managed Health Care	22,571,922	—	—	22,571,922
Short-Term Investments	1,985,567	—	—	1,985,567

TOTAL INVESTMENTS	$103,433,250	$—	$—	$103,433,250

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	339,271	$339,271	1,009,531	1,348,802	—	$—	$414
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,350,903	1,210,374	140,529	140,529	309
State Street Navigator Securities Lending Government Money Market Portfolio*	19,089,662	19,089,662	51,721,419	68,966,043	1,845,038	1,845,038	21,560

TOTAL		$19,428,933				$1,985,567	$22,283

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 34.9%
Allegion PLC	550,052	$41,638,936
AO Smith Corp.	745,635	38,146,687
Armstrong World Industries, Inc. (a)	321,178	14,790,247
Fortune Brands Home & Security, Inc.	788,275	47,966,534
Johnson Controls International PLC	1,148,427	48,371,745
Lennox International, Inc.	230,076	38,491,715
Masco Corp.	1,395,489	47,432,671
Masonite International Corp. (a)	110,380	8,747,615
Owens Corning	752,464	46,178,716
Universal Forest Products, Inc.	74,551	7,346,255
USG Corp. (a)	995,232	31,648,378

		370,759,499

HOME FURNISHINGS — 12.3%
Leggett & Platt, Inc.	696,064	35,025,940
Mohawk Industries, Inc. (a)	205,526	47,166,162
Tempur Sealy International, Inc. (a) (b)	1,042,713	48,444,446

		130,636,548

HOME IMPROVEMENT RETAIL — 9.0%
Home Depot, Inc.	322,464	47,347,389
Lowe’s Cos., Inc.	580,422	47,716,493

		95,063,882

HOMEBUILDING — 29.1%
CalAtlantic Group, Inc.	754,835	28,268,571
Cavco Industries, Inc. (a)	24,388	2,838,763
D.R. Horton, Inc.	1,410,525	46,984,588
Installed Building Products, Inc. (a)	87,418	4,611,299
Lennar Corp. Class A	898,165	45,977,066
LGI Homes, Inc. (a) (b)	240,078	8,141,045
M/I Homes, Inc. (a)	152,733	3,741,958
MDC Holdings, Inc.	299,261	8,992,793
NVR, Inc. (a)	15,534	32,728,274
PulteGroup, Inc.	2,012,352	47,390,890
Taylor Morrison Home Corp. Class A (a)	338,086	7,207,993
Toll Brothers, Inc. (a)	1,304,807	47,116,581
TopBuild Corp. (a)	109,188	5,131,836
TRI Pointe Group, Inc. (a)	1,193,370	14,964,860
William Lyon Homes Class A (a)	201,298	4,150,765

		308,247,282

HOMEFURNISHING RETAIL — 9.1%
Bed Bath & Beyond, Inc.	1,190,589	46,980,642
Williams-Sonoma, Inc.	928,043	49,761,666

		96,742,308

HOUSEHOLD APPLIANCES — 5.4%
Helen of Troy, Ltd. (a)	126,827	11,947,103
Whirlpool Corp.	266,409	45,643,854

		57,590,957

TOTAL COMMON STOCKS (Cost $1,089,365,941)		1,059,040,476

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,204,936	1,204,936
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,554,932	8,554,932

TOTAL SHORT-TERM INVESTMENTS (Cost $9,759,868)		9,759,868

TOTAL INVESTMENTS — 100.7% (Cost $1,099,125,809)		1,068,800,344
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(7,757,690)

NET ASSETS — 100.0%		$1,061,042,654

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$370,759,499	$—	$—	$370,759,499
Home Furnishings	130,636,548	—	—	130,636,548
Home Improvement Retail	95,063,882	—	—	95,063,882
Homebuilding	308,247,282	—	—	308,247,282

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Homefurnishing Retail.	$96,742,308	$—	$—	$96,742,308
Household Appliances	57,590,957	—	—	57,590,957
Short-Term Investments	9,759,868	—	—	9,759,868

TOTAL INVESTMENTS	$1,068,800,344	$—	$—	$1,068,800,344

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,309,021	$1,309,021	4,612,028	5,921,049	—	$—	$1,645
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	17,729,783	16,524,847	1,204,936	1,204,936	3,226
State Street Navigator Securities Lending Government Money Market Portfolio*	74,415,907	74,415,907	202,563,592	268,424,567	8,554,932	8,554,932	110,942

TOTAL		$75,724,928				$9,759,868	$115,813

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTERNET & CATALOG RETAIL — 31.3%
Amazon.com, Inc. (a)	69	$61,171
Etsy, Inc. (a)	6,094	64,779
Expedia, Inc.	471	59,426
FTD Cos., Inc. (a)	707	14,239
Groupon, Inc. (a)	14,883	58,490
HSN, Inc.	1,597	59,249
Liberty Expedia Holdings, Inc. (a)	1,320	60,034
Liberty Interactive Corp. QVC Group (a)	2,992	59,900
Liberty TripAdvisor Holdings, Inc. (a)	4,231	59,657
Liberty Ventures (a)	1,352	60,137
Netflix, Inc. (a)	420	62,080
Nutrisystem, Inc.	811	45,011
PetMed Express, Inc.	1,129	22,738
Priceline Group, Inc. (a)	34	60,519
Shutterfly, Inc. (a)	1,271	61,377
TripAdvisor, Inc. (a)	1,359	58,654
Wayfair, Inc. (a)	1,641	66,444

		933,905

INTERNET SOFTWARE & SERVICES — 68.4%
2U, Inc. (a)	1,539	61,037
Actua Corp. (a)	651	9,147
Akamai Technologies, Inc. (a)	922	55,043
Alphabet, Inc. (a)	70	58,069
Bankrate, Inc. (a)	2,148	20,728
Benefitfocus, Inc. (a)	1,248	34,882
Blucora, Inc. (a)	1,277	22,092
Box, Inc. (a)	3,568	58,194
Cornerstone OnDemand, Inc. (a)	1,444	56,157
CoStar Group, Inc. (a)	289	59,887
eBay, Inc. (a)	1,788	60,023
Endurance International Group Holdings, Inc. (a)	3,210	25,199
Envestnet, Inc. (a)	1,215	39,245
Facebook, Inc. (a)	427	60,655
Five9, Inc. (a)	1,983	32,640
GoDaddy, Inc. (a)	1,619	61,360
Gogo, Inc. (a)	3,479	38,269
GrubHub, Inc. (a)	1,754	57,689
GTT Communications, Inc. (a)	845	20,576
Hortonworks, Inc. (a)	2,811	27,576
IAC/InterActiveCorp (a)	801	59,050
j2 Global, Inc.	698	58,569

LogMeIn, Inc.	597	58,208
Match Group, Inc. (a)	3,530	57,645
MINDBODY, Inc. (a)	1,366	37,497
New Relic, Inc. (a)	1,617	59,942
NIC, Inc.	1,781	35,976
Nutanix, Inc. (a)	2,781	52,199
Pandora Media, Inc. (a)	4,883	57,668
Q2 Holdings, Inc. (a)	1,146	39,938
Quotient Technology, Inc. (a)	2,779	26,539
Shutterstock, Inc. (a)	1,470	60,784
SPS Commerce, Inc. (a)	690	40,358
Stamps.com, Inc. (a)	456	53,968
TrueCar, Inc. (a)	2,997	46,364
Twilio, Inc. (a)	1,897	54,766
Twitter, Inc. (a)	3,917	58,559
VeriSign, Inc. (a)	693	60,367
Web.com Group, Inc. (a)	1,820	35,126
WebMD Health Corp. (a)	1,134	59,739
Yahoo!, Inc. (a)	1,288	59,776
Yelp, Inc. (a)	1,716	56,199
Zillow Group, Inc. (a)	1,678	56,498

		2,044,203

TOTAL COMMON STOCKS (Cost $2,650,405)		2,978,108

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $8,024)	8,024	8,024

TOTAL INVESTMENTS — 100.0% (Cost $2,658,429)		2,986,132
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(970)

NET ASSETS — 100.0%		$2,985,162

(a)	Non-income producing security
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet & Catalog Retail	$933,905	$—	$—	$933,905
Internet Software & Services	2,044,203	—	—	2,044,203
Short-Term Investment	8,024	—	—	8,024

TOTAL INVESTMENTS	$2,986,132	$—	$—	$2,986,132

See accompanying Notes to Schedule of Investments

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	199,218	$199,218	225,419	424,637	—	$—	$20
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	564,598	556,574	8,024	8,024	46

TOTAL		$199,218				$8,024	$66

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 10.6%
Alcoa Corp.	1,197,962	$41,209,893
Century Aluminum Co. (a)	3,345,507	42,454,484
Kaiser Aluminum Corp.	196,573	15,706,183

		99,370,560

COAL & CONSUMABLE FUELS — 9.6%
Arch Coal, Inc. Class A (a)	639,865	44,112,293
CONSOL Energy, Inc.	2,723,294	45,696,874

		89,809,167

COPPER — 4.7%
Freeport-McMoRan, Inc. (a)	3,344,105	44,677,243

DIVERSIFIED METALS & MINING — 3.5%
Compass Minerals International, Inc.	420,176	28,508,941
Materion Corp.	141,783	4,756,820

		33,265,761

GOLD — 11.6%
McEwen Mining, Inc. (b)	6,980,730	21,221,419
Newmont Mining Corp.	1,255,818	41,391,761
Royal Gold, Inc.	657,176	46,035,179

		108,648,359

PRECIOUS METALS & MINERALS — 4.5%
Stillwater Mining Co. (a)	2,426,216	41,900,750

SILVER — 9.5%
Coeur Mining, Inc. (a)	5,471,777	44,211,958
Hecla Mining Co.	8,546,892	45,213,059

		89,425,017

STEEL — 45.8%
AK Steel Holding Corp. (a)	5,386,291	38,727,432
Allegheny Technologies, Inc.	2,381,520	42,772,099
Carpenter Technology Corp.	491,062	18,316,613
Cliffs Natural Resources, Inc. (a)	4,733,023	38,858,119
Commercial Metals Co.	2,225,242	42,568,880
Haynes International, Inc.	112,628	4,293,379
Nucor Corp.	682,370	40,751,136
Security Description	Shares	Value

Reliance Steel & Aluminum Co.	515,383	41,240,948
Schnitzer Steel Industries, Inc. Class A	749,834	15,484,072
Steel Dynamics, Inc.	1,217,414	42,317,311
SunCoke Energy, Inc. (a)	1,497,776	13,420,073
TimkenSteel Corp. (a)	674,057	12,746,418
United States Steel Corp.	1,186,003	40,098,761
Worthington Industries, Inc.	843,092	38,015,018

		429,610,259

TOTAL COMMON STOCKS (Cost $1,015,470,328)		936,707,116

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,286,102	1,286,102
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,044,173	8,044,173

TOTAL SHORT-TERM INVESTMENTS (Cost $9,330,275)		9,330,275

TOTAL INVESTMENTS — 100.8% (Cost $1,024,800,603)		946,037,391
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(7,876,914)

NET ASSETS — 100.0%		$938,160,477

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$99,370,560	$—	$—	$99,370,560
Coal & Consumable Fuels	89,809,167	—	—	89,809,167
Copper	44,677,243	—	—	44,677,243
Diversified Metals & Mining	33,265,761	—	—	33,265,761
Gold	108,648,359	—	—	108,648,359
Precious Metals & Minerals	41,900,750	—	—	41,900,750
Silver	89,425,017	—	—	89,425,017
Steel	429,610,259	—	—	429,610,259
Short-Term Investments	9,330,275	—	—	9,330,275

TOTAL INVESTMENTS	$946,037,391	$—	$—	$946,037,391

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,184,183	$1,184,183	4,674,108	5,858,291	—	$—	$913
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,033,330	4,747,228	1,286,102	1,286,102	2,140
State Street Navigator Securities Lending Government Money Market Portfolio*	105,496,779	105,496,779	420,627,321	518,079,927	8,044,173	8,044,173	355,652

TOTAL		$106,680,962				$9,330,275	$358,705

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 33.4%
Atwood Oceanics, Inc. (a)	1,057,137	$10,074,516
Diamond Offshore Drilling, Inc. (a) (b)	638,185	10,664,071
Ensco PLC Class A	1,109,154	9,926,928
Helmerich & Payne, Inc.	144,031	9,588,144
Nabors Industries, Ltd.	721,279	9,427,117
Noble Corp. PLC	1,618,359	10,017,642
Patterson-UTI Energy, Inc.	384,067	9,321,306
Pioneer Energy Services Corp. (a)	1,128,700	4,514,800
Rowan Cos. PLC Class A (a)	619,826	9,656,889
Transocean, Ltd. (a)	790,702	9,844,240
Unit Corp. (a)	417,847	10,095,183

		103,130,836

OIL & GAS EQUIPMENT & SERVICES — 66.5%
Archrock, Inc.	399,199	4,950,068
Baker Hughes, Inc.	172,256	10,304,354
Bristow Group, Inc.	525,982	8,000,186
Core Laboratories NV (b)	88,183	10,186,900
Dril-Quip, Inc. (a)	179,345	9,783,270
Exterran Corp. (a)	121,847	3,832,088
Fairmount Santrol Holdings, Inc. (a)	1,309,999	9,602,293
Forum Energy Technologies, Inc. (a)	499,683	10,343,438
Frank’s International NV	509,199	5,382,233
Halliburton Co.	190,409	9,370,027
Helix Energy Solutions Group, Inc. (a)	1,273,853	9,897,838
Matrix Service Co. (a)	123,130	2,031,645
McDermott International, Inc. (a)	1,471,009	9,929,311
National Oilwell Varco, Inc.	256,185	10,270,457
Newpark Resources, Inc. (a)	457,145	3,702,875
Oceaneering International, Inc.	374,570	10,143,356
Oil States International, Inc. (a)	302,463	10,026,648
RPC, Inc. (b)	524,000	9,594,440
Schlumberger, Ltd.	123,182	9,620,514
SEACOR Holdings, Inc. (a)	59,053	4,085,877
Superior Energy Services, Inc. (a)	673,200	9,599,832

TechnipFMC PLC (a)	305,799	9,938,467
TETRA Technologies, Inc. (a)	1,131,635	4,605,754
US Silica Holdings, Inc.	208,194	9,991,230
Weatherford International PLC (a)	1,489,084	9,902,409

		205,095,510

TOTAL COMMON STOCKS (Cost $350,220,727)		308,226,346

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	106,578	106,578
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,037,849	8,037,849

TOTAL SHORT-TERM INVESTMENTS (Cost $8,144,427)		8,144,427

TOTAL INVESTMENTS — 102.6% (Cost $358,365,154)		316,370,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(7,957,974)

NET ASSETS — 100.0%		$308,412,799

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$103,130,836	$—	$—	$103,130,836
Oil & Gas Equipment & Services	205,095,510	—	—	205,095,510
Short-Term Investments	8,144,427	—	—	8,144,427

TOTAL INVESTMENTS	$316,370,773	$—	$—	$316,370,773

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income

State Street Institutional Liquid Reserves Fund, Premier Class	281,684	$281,684	941,868	1,223,552	—	$—	$489
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,354,471	1,247,893	106,578	106,578	650
State Street Navigator Securities Lending Government Money Market Portfolio*	35,848,513	35,848,513	114,659,357	142,470,021	8,037,849	8,037,849	77,800

TOTAL		$36,130,197				$8,144,427	$78,939

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.3%
Chevron Corp.	380,689	$40,874,578
Exxon Mobil Corp.	516,019	42,318,718
Occidental Petroleum Corp.	672,666	42,620,118

		125,813,414

OIL & GAS EXPLORATION & PRODUCTION — 78.6%
Anadarko Petroleum Corp.	680,400	42,184,800
Antero Resources Corp. (a)	1,769,454	40,361,246
Apache Corp.	838,405	43,085,633
Bill Barrett Corp. (a)	3,311,630	15,067,916
Cabot Oil & Gas Corp.	1,854,336	44,337,174
California Resources Corp. (a) (b) (c)	2,159,151	32,473,631
Callon Petroleum Co. (a)	3,652,371	48,065,202
Carrizo Oil & Gas, Inc. (a)	1,498,093	42,935,345
Centennial Resource Development, Inc. Class A (a) (b)	1,015,654	18,515,372
Chesapeake Energy Corp. (a) (b)	8,176,983	48,571,279
Cimarex Energy Co.	353,176	42,201,000
Clayton Williams Energy, Inc. (a)	265,476	35,064,070
Concho Resources, Inc. (a)	332,352	42,654,056
ConocoPhillips	922,142	45,987,222
Continental Resources, Inc. (a)	957,289	43,480,066
Denbury Resources, Inc. (a)	12,165,635	31,387,338
Devon Energy Corp.	1,045,966	43,637,702
Diamondback Energy, Inc. (a)	415,033	43,045,148
Energen Corp. (a)	829,907	45,180,137
EOG Resources, Inc.	444,318	43,343,221
EQT Corp.	737,768	45,077,625
Extraction Oil & Gas, Inc. (a) (b)	1,284,302	23,823,802
Gulfport Energy Corp. (a)	2,502,155	43,012,044
Hess Corp.	888,158	42,818,097
Kosmos Energy, Ltd. (a)	2,516,815	16,761,988
Laredo Petroleum, Inc. (a)	3,190,326	46,578,760
Marathon Oil Corp.	2,605,899	41,173,204
Matador Resources Co. (a)	1,526,764	36,321,716
Murphy Oil Corp.	1,584,953	45,313,806
Newfield Exploration Co. (a)	1,227,432	45,304,515
Noble Energy, Inc.	1,236,050	42,445,957
Oasis Petroleum, Inc. (a)	3,246,825	46,299,724
Parsley Energy, Inc. Class A (a)	1,387,564	45,109,706
PDC Energy, Inc. (a)	661,522	41,245,897
Pioneer Natural Resources Co.	228,005	42,461,371
QEP Resources, Inc. (a)	3,261,967	41,459,601
Range Resources Corp.	1,529,683	44,513,775
Resolute Energy Corp. (a) (b)	984,914	39,790,526
Rice Energy, Inc. (a)	2,100,363	49,778,603
Ring Energy, Inc. (a)	366,979	3,970,713
RSP Permian, Inc. (a)	1,074,831	44,530,248
Sanchez Energy Corp. (a) (b)	3,681,258	35,119,201
SM Energy Co.	1,879,978	45,157,072
Southwestern Energy Co. (a)	5,660,207	46,243,891
SRC Energy, Inc. (a)	3,725,323	31,441,726
Whiting Petroleum Corp. (a)	4,602,433	43,539,016
WPX Energy, Inc. (a)	3,412,597	45,694,674

		1,866,564,816

OIL & GAS REFINING & MARKETING — 16.0%
Alon USA Energy, Inc.	635,354	7,744,965

Delek US Holdings, Inc.	858,564	20,837,348
Green Plains, Inc.	1,112,242	27,527,990
HollyFrontier Corp.	1,534,145	43,477,669
Marathon Petroleum Corp.	844,453	42,678,655
Par Pacific Holdings, Inc. (a)	229,233	3,780,052
PBF Energy, Inc. Class A	1,907,300	42,284,841
Phillips 66	534,052	42,307,600
REX American Resources Corp. (a)	77,016	6,969,178
Tesoro Corp.	513,887	41,655,680
Valero Energy Corp.	632,549	41,931,673
Western Refining, Inc.	1,173,946	41,170,286
World Fuel Services Corp.	501,078	18,164,078

		380,530,015

TOTAL COMMON STOCKS (Cost $2,708,666,274)		2,372,908,245

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	2,104,054	2,104,054
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	37,221,021	37,221,021

TOTAL SHORT-TERM INVESTMENTS (Cost $39,325,075)		39,325,075

TOTAL INVESTMENTS — 101.6% (Cost $2,747,991,349)		2,412,233,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(37,078,009)

NET ASSETS — 100.0%		$2,375,155,311

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$125,813,414	$—	$—	$125,813,414
Oil & Gas Exploration & Production	1,866,564,816	—	—	1,866,564,816
Oil & Gas Refining & Marketing	380,530,015	—	—	380,530,015
Short-Term Investments	39,325,075	—	—	39,325,075

TOTAL INVESTMENTS	$2,412,233,320	$—	$—	$2,412,233,320

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
California Resources Corp.	1,740,032	$21,228,390	13,348,063	12,928,944	2,159,151	$32,473,631	$—	$23,087,752
State Street Institutional Liquid Reserves Fund, Premier Class.	5,465,531	5,465,531	7,100,890	12,566,421	—	—	2,578	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	16,620,161	14,516,107	2,104,054	2,104,054	4,054	—
State Street Navigator Securities Lending Government Money Market Portfolio*	141,058,762	141,058,762	479,143,558	582,981,299	37,221,021	37,221,021	241,450	—

TOTAL		$167,752,683				$71,798,706	$248,082	$23,087,752

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Achaogen, Inc. (a) (b)	396,488	$10,003,392
Aerie Pharmaceuticals, Inc. (a)	185,158	8,396,915
Akorn, Inc. (a)	757,401	18,238,216
Allergan PLC	86,464	20,657,979
Amphastar Pharmaceuticals, Inc. (a)	246,236	3,570,422
ANI Pharmaceuticals, Inc. (a)	81,688	4,044,373
Bristol-Myers Squibb Co.	357,524	19,442,155
Catalent, Inc. (a)	412,196	11,673,391
Corcept Therapeutics, Inc. (a)	268,380	2,941,445
Depomed, Inc. (a)	890,625	11,177,344
Dermira, Inc. (a)	105,883	3,611,669
Eli Lilly & Co.	247,164	20,788,964
Endo International PLC (a)	1,927,062	21,506,012
Heska Corp. (a)	27,134	2,848,527
Horizon Pharma PLC (a)	1,353,956	20,011,470
Impax Laboratories, Inc. (a)	955,363	12,085,342
Innoviva, Inc. (a)	312,210	4,317,864
Intra-Cellular Therapies, Inc. (a)	270,310	4,392,537
Jazz Pharmaceuticals PLC (a)	154,645	22,443,629
Johnson & Johnson	165,207	20,576,532
Lannett Co., Inc. (a) (b)	563,833	12,601,668
Mallinckrodt PLC (a)	422,166	18,815,939
Medicines Co. (a)	394,827	19,307,040
Merck & Co., Inc.	317,848	20,196,062
Mylan NV (a)	480,433	18,732,083
Nektar Therapeutics (a)	558,091	13,098,396
Omeros Corp. (a) (b)	184,591	2,791,016
Pacira Pharmaceuticals, Inc. (a)	417,340	19,030,704
Perrigo Co. PLC	292,766	19,436,735
Pfizer, Inc.	611,292	20,912,299
Phibro Animal Health Corp.	52,185	1,466,398
Prestige Brands Holdings, Inc. (a)	173,267	9,626,714
Revance Therapeutics, Inc. (a)	99,157	2,062,466

SciClone Pharmaceuticals, Inc. (a)	178,942	1,753,632
Supernus Pharmaceuticals, Inc. (a)	241,208	7,549,810
TherapeuticsMD, Inc. (a) (b)	1,137,578	8,190,562
Theravance Biopharma, Inc. (a)	136,125	5,012,122
Zoetis, Inc.	390,903	20,862,493

TOTAL COMMON STOCKS (Cost $530,794,620)		464,174,317

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	406,434	406,434
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	22,611,569	22,611,569

TOTAL SHORT-TERM INVESTMENTS (Cost $23,018,003)		23,018,003

TOTAL INVESTMENTS — 104.8% (Cost $553,812,623)		487,192,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(22,521,754)

NET ASSETS — 100.0%		$464,670,566

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$464,174,317	$—	$—	$464,174,317
Short-Term Investments	23,018,003	—	—	23,018,003

TOTAL INVESTMENTS	$487,192,320	$—	$—	$487,192,320

See accompanying Notes to Schedule of Investments

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	506,794	$506,794	4,226,672	4,733,466	—	$—	$1,082
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,362,195	3,955,761	406,434	406,434	1,385
State Street Navigator Securities Lending Government Money Market Portfolio*	92,017,059	92,017,059	191,790,236	261,195,726	22,611,569	22,611,569	123,599

TOTAL		$92,523,853				$23,018,003	$126,066

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
APPAREL RETAIL — 23.2%
Abercrombie & Fitch Co. Class A	386,152	$4,606,793
American Eagle Outfitters, Inc.	317,712	4,457,499
Ascena Retail Group, Inc. (a)	1,098,654	4,680,266
Buckle, Inc. (b)	259,904	4,834,214
Burlington Stores, Inc. (a)	49,155	4,782,290
Caleres, Inc.	98,206	2,594,603
Cato Corp. Class A	97,160	2,133,634
Chico’s FAS, Inc.	333,251	4,732,164
Children’s Place, Inc.	39,321	4,720,486
DSW, Inc. Class A	223,319	4,618,237
Express, Inc. (a)	483,755	4,407,008
Finish Line, Inc. Class A	276,475	3,934,239
Foot Locker, Inc.	60,081	4,494,660
Francesca’s Holdings Corp. (a)	287,083	4,406,724
Gap, Inc.	190,581	4,629,213
Genesco, Inc. (a)	75,498	4,186,364
Guess?, Inc.	383,224	4,272,948
L Brands, Inc.	91,954	4,331,033
Ross Stores, Inc.	69,114	4,552,539
Shoe Carnival, Inc.	43,854	1,077,493
Tailored Brands, Inc.	309,794	4,628,322
TJX Cos., Inc.	59,182	4,680,113
Urban Outfitters, Inc. (a)	183,834	4,367,896
Zumiez, Inc. (a)	177,117	3,241,241

		99,369,979

AUTOMOTIVE RETAIL — 13.9%
Advance Auto Parts, Inc.	30,055	4,455,954
Asbury Automotive Group, Inc. (a)	75,131	4,515,373
AutoNation, Inc. (a)	103,150	4,362,213
AutoZone, Inc. (a)	6,446	4,660,780
Camping World Holdings, Inc. Class A	93,602	3,017,728
CarMax, Inc. (a)	72,096	4,269,525
CST Brands, Inc.	95,827	4,608,320
Group 1 Automotive, Inc.	61,397	4,548,290
Lithia Motors, Inc. Class A	49,626	4,250,467
Monro Muffler Brake, Inc.	83,547	4,352,799
Murphy USA, Inc. (a)	69,478	5,101,075
O’Reilly Automotive, Inc. (a)	17,115	4,618,312
Penske Automotive Group, Inc.	94,592	4,427,852
Sonic Automotive, Inc. Class A	114,610	2,297,931

		59,486,619

COMPUTER & ELECTRONICS RETAIL — 3.2%
Best Buy Co., Inc.	103,228	5,073,656
GameStop Corp. Class A	183,639	4,141,059
Rent-A-Center, Inc. (b)	521,471	4,625,448

		13,840,163

DEPARTMENT STORES — 6.6%
Dillard’s, Inc. Class A	87,069	4,548,485
JC Penney Co., Inc. (a) (b)	727,220	4,479,675
Kohl’s Corp.	114,307	4,550,562
Macy’s, Inc.	145,739	4,319,704
Nordstrom, Inc.	104,012	4,843,839
Sears Holdings Corp. (a) (b)	501,148	5,758,190

		28,500,455

DRUG RETAIL — 3.0%
CVS Health Corp.	57,573	4,519,480
Rite Aid Corp. (a)	957,654	4,070,030
Walgreens Boots Alliance, Inc.	54,020	4,486,361

		13,075,871

FOOD RETAIL — 7.0%
Casey’s General Stores, Inc.	42,409	4,760,410
Ingles Markets, Inc. Class A	21,152	912,709
Kroger Co.	160,520	4,733,735
Smart & Final Stores, Inc. (a) (b)	154,290	1,866,909
Sprouts Farmers Market, Inc. (a)	259,123	5,990,924
SUPERVALU, Inc. (a)	1,397,432	5,394,088
Weis Markets, Inc.	24,536	1,463,572
Whole Foods Market, Inc.	158,413	4,708,034

		29,830,381

GENERAL MERCHANDISE STORES — 6.3%
Big Lots, Inc.	90,291	4,395,366
Dollar General Corp.	63,451	4,424,438
Dollar Tree, Inc. (a)	61,604	4,833,450
Fred’s, Inc. Class A (b)	305,035	3,995,959
Ollie’s Bargain Outlet Holdings, Inc. (a)	148,215	4,965,202
Target Corp.	83,544	4,610,793

		27,225,208

HYPERMARKETS & SUPER CENTERS — 3.3%
Costco Wholesale Corp.	27,959	4,688,445
PriceSmart, Inc.	50,612	4,666,426
Wal-Mart Stores, Inc.	65,949	4,753,604

		14,108,475

INTERNET RETAIL — 16.8%
Amazon.com, Inc. (a)	5,418	4,803,274
Etsy, Inc. (a)	475,912	5,058,945
Expedia, Inc.	36,750	4,636,747
FTD Cos., Inc. (a)	50,455	1,016,164
Groupon, Inc. (a)	1,162,111	4,567,096
HSN, Inc.	124,667	4,625,146
Liberty Expedia Holdings, Inc. Class A (a)	103,049	4,686,668
Liberty Interactive Corp. QVC Group Class A (a)	233,581	4,676,292
Liberty TripAdvisor Holdings, Inc. Class A (a)	309,200	4,359,720
Liberty Ventures Series A (a)	105,488	4,692,106
Netflix, Inc. (a)	32,823	4,851,568
Nutrisystem, Inc.	57,884	3,212,562
PetMed Express, Inc.	80,522	1,621,713
Priceline Group, Inc. (a)	2,639	4,697,341
Shutterfly, Inc. (a)	99,231	4,791,865
TripAdvisor, Inc. (a)	106,126	4,580,398
Wayfair, Inc. Class A (a) (b)	128,129	5,187,943

		72,065,548

SPECIALTY STORES — 16.3%
Barnes & Noble Education, Inc. (a)	77,760	745,718
Barnes & Noble, Inc.	376,193	3,479,785
Cabela’s, Inc. (a)	100,289	5,326,349
Dick’s Sporting Goods, Inc.	94,694	4,607,810

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Five Below, Inc. (a)	120,272	$5,208,980
GNC Holdings, Inc. Class A (b)	615,896	4,532,995
Hibbett Sports, Inc. (a)	155,415	4,584,742
MarineMax, Inc. (a)	90,664	1,962,876
Michaels Cos., Inc. (a)	208,997	4,679,443
Office Depot, Inc.	1,001,135	4,670,295
Sally Beauty Holdings, Inc. (a)	224,564	4,590,088
Signet Jewelers, Ltd.	66,231	4,587,821
Staples, Inc.	532,878	4,673,340
Tiffany & Co.	52,100	4,965,130
Tractor Supply Co.	63,859	4,404,355
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,135	4,602,186
Vitamin Shoppe, Inc. (a)	121,250	2,443,188

		70,065,101

TOTALCOMMONSTOCKS (Cost $546,520,146)		427,567,800

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,282,005	1,282,005

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,713,149	11,713,149

TOTAL SHORT-TERM INVESTMENTS (Cost $12,995,154)		12,995,154
TOTAL INVESTMENTS — 102.6% (Cost $559,515,300)		440,562,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(11,327,126)

NET ASSETS — 100.0%		$429,235,828

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$99,369,979	$—	$—	$99,369,979
Automotive Retail.	59,486,619	—	—	59,486,619
Computer & Electronics Retail	13,840,163	—	—	13,840,163
Department Stores	28,500,455	—	—	28,500,455
Drug Retail	13,075,871	—	—	13,075,871
Food Retail	29,830,381	—	—	29,830,381
General Merchandise Stores	27,225,208	—	—	27,225,208
Hypermarkets & Super Centers	14,108,475	—	—	14,108,475
Internet Retail	72,065,548	—	—	72,065,548
Specialty Stores	70,065,101	—	—	70,065,101
Short-Term Investments	12,995,154	—	—	12,995,154

TOTAL INVESTMENTS	$440,562,954	$—	$—	$440,562,954

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	690,524	$690,524	4,893,126	5,583,650	—	$—	$1,298
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,986,426	6,704,421	1,282,005	1,282,005	1,652
State Street Navigator Securities Lending Government Money Market Portfolio*	51,447,479	51,447,479	159,022,379	198,756,709	11,713,149	11,713,149	629,133

TOTAL		$52,138,003				$12,995,154	$632,083

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	708,300	$10,305,765
Analog Devices, Inc.	119,898	9,825,641
Broadcom, Ltd.	43,489	9,522,351
Cavium, Inc. (a)	138,048	9,892,520
CEVA, Inc. (a)	76,120	2,702,260
Cirrus Logic, Inc. (a)	179,623	10,901,320
Cree, Inc. (a)	365,880	9,779,972
Cypress Semiconductor Corp.	731,404	10,064,119
Diodes, Inc. (a)	94,747	2,278,665
First Solar, Inc. (a) (b)	304,100	8,241,110
Inphi Corp. (a)	225,051	10,986,990
Integrated Device Technology, Inc. (a)	412,910	9,773,580
Intel Corp.	273,895	9,879,393
Lattice Semiconductor Corp. (a)	516,328	3,572,990
MACOM Technology Solutions Holdings, Inc. (a)	213,060	10,290,798
Marvell Technology Group, Ltd.	601,144	9,173,457
Maxim Integrated Products, Inc.	218,493	9,823,445
MaxLinear, Inc. (a)	372,917	10,460,322
Microchip Technology, Inc.	133,254	9,831,480
Micron Technology, Inc. (a)	391,240	11,306,836
Microsemi Corp. (a)	189,033	9,740,870
Monolithic Power Systems, Inc.	110,384	10,166,366
NeoPhotonics Corp. (a)	576,776	5,196,752
NVIDIA Corp.	99,256	10,811,956
ON Semiconductor Corp. (a)	646,221	10,009,963
Power Integrations, Inc.	90,724	5,965,103
Qorvo, Inc. (a)	146,580	10,049,525
QUALCOMM, Inc.	167,749	9,618,728
Rambus, Inc. (a)	390,620	5,132,747
Semtech Corp. (a)	226,347	7,650,529
Silicon Laboratories, Inc. (a)	122,994	9,046,209
Skyworks Solutions, Inc.	100,326	9,829,941

SunPower Corp. (a) (b)	1,391,614	8,488,845
Synaptics, Inc. (a)	193,084	9,559,589
Texas Instruments, Inc.	122,468	9,866,022
Xilinx, Inc.	165,448	9,577,785

TOTAL COMMON STOCKS (Cost $298,621,222)		319,323,944

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	391,766	391,766
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,019,894	6,019,894

TOTAL SHORT-TERM INVESTMENTS (Cost $6,411,660)		6,411,660

TOTAL INVESTMENTS — 101.9% (Cost $305,032,882)		325,735,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(5,930,192)

NET ASSETS — 100.0%		$319,805,412

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$319,323,944	$—	$—	$319,323,944
Short-Term Investments	6,411,660	—	—	6,411,660

TOTAL INVESTMENTS	$325,735,604	$—	$—	$325,735,604

See accompanying Notes to Schedule of Investments

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	420,212	$420,212	1,789,174	2,209,386	—	$—	$633
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	14,899,271	14,507,505	391,766	391,766	1,369
State Street Navigator Securities Lending Government Money Market Portfolio*	13,155,324	13,155,324	105,645,803	112,781,233	6,019,894	6,019,894	38,535

TOTAL		$13,575,536				$6,411,660	$40,537

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 34.2%
8x8, Inc. (a)	32,062	$488,946
ACI Worldwide, Inc. (a)	21,438	458,559
Adobe Systems, Inc. (a)	3,879	504,774
ANSYS, Inc. (a)	4,412	471,510
Aspen Technology, Inc. (a)	8,032	473,245
Autodesk, Inc. (a)	5,454	471,607
Blackbaud, Inc.	6,306	483,481
Bottomline Technologies de, Inc. (a)	19,102	451,762
BroadSoft, Inc. (a)	11,091	445,858
Cadence Design Systems, Inc. (a)	14,959	469,713
Callidus Software, Inc. (a)	23,723	506,486
CDK Global, Inc.	7,059	458,906
Citrix Systems, Inc. (a)	5,906	492,501
Ebix, Inc. (b)	7,503	459,559
Ellie Mae, Inc. (a)	4,740	475,280
Fair Isaac Corp.	3,644	469,894
Guidewire Software, Inc. (a)	8,129	457,907
HubSpot, Inc. (a)	7,948	481,251
Intuit, Inc.	3,759	436,006
Manhattan Associates, Inc. (a)	9,432	490,936
MicroStrategy, Inc. Class A (a)	2,512	471,754
Monotype Imaging Holdings, Inc.	24,088	484,169
Nuance Communications, Inc. (a)	27,777	480,820
Paycom Software, Inc. (a)	8,361	480,841
Paylocity Holding Corp. (a)	12,936	499,718
Pegasystems, Inc.	10,785	472,922
PROS Holdings, Inc. (a)	14,081	340,619
PTC, Inc. (a)	8,506	446,990
RealPage, Inc. (a)	13,517	471,743
RingCentral, Inc. Class A (a)	17,691	500,655
salesforce.com, Inc. (a)	5,625	464,006
Silver Spring Networks, Inc. (a)	26,292	296,837
Splunk, Inc. (a)	7,733	481,689
SS&C Technologies Holdings, Inc.	12,865	455,421
Synchronoss Technologies, Inc. (a)	17,860	435,784
Synopsys, Inc. (a)	6,539	471,658
Tyler Technologies, Inc. (a)	3,019	466,617
Ultimate Software Group, Inc. (a)	2,388	466,161
Verint Systems, Inc. (a)	11,922	517,117
Workday, Inc. Class A (a)	5,683	473,280
Zendesk, Inc. (a)	17,187	481,924

		19,108,906

DATA PROCESSING & OUTSOURCED SERVICES — 29.8%
Alliance Data Systems Corp.	1,892	471,108
Automatic Data Processing, Inc.	4,493	460,038
Black Knight Financial Services, Inc. Class A (a) .	12,216	467,873
Blackhawk Network Holdings, Inc. (a)	13,011	528,247
Broadridge Financial Solutions, Inc.	6,857	465,933
Cardtronics PLC Class A (a)	10,485	490,174
Conduent, Inc. (a)	30,032	503,937
Convergys Corp.	22,219	469,932
CoreLogic, Inc. (a)	11,820	481,310
CSG Systems International, Inc.	12,274	464,080
DST Systems, Inc.	3,956	484,610
Euronet Worldwide, Inc. (a)	5,682	485,925
EVERTEC, Inc.	25,490	405,291

ExlService Holdings, Inc. (a)	10,305	488,045
Fidelity National Information Services, Inc.	5,712	454,789
First Data Corp. Class A (a)	29,229	453,049
Fiserv, Inc. (a)	4,005	461,816
FleetCor Technologies, Inc. (a)	2,932	443,993
Genpact, Ltd.	19,596	485,197
Global Payments, Inc.	5,935	478,836
Jack Henry & Associates, Inc.	4,974	463,079
MasterCard, Inc. Class A	4,224	475,073
MAXIMUS, Inc.	7,754	482,299
NeuStar, Inc. Class A (a)	14,105	467,581
Paychex, Inc.	7,530	443,517
PayPal Holdings, Inc. (a)	10,926	470,036
Sabre Corp.	21,409	453,657
Sykes Enterprises, Inc. (a)	16,539	486,247
Syntel, Inc.	26,779	450,691
TeleTech Holdings, Inc.	7,878	233,189
Total System Services, Inc.	8,548	456,976
Travelport Worldwide, Ltd.	38,787	456,523
Vantiv, Inc. Class A (a)	7,330	470,000
Visa, Inc. Class A	5,235	465,234
Western Union Co.	23,879	485,938
WEX, Inc. (a)	4,427	458,194

		16,662,417

HOME ENTERTAINMENT SOFTWARE — 3.4%
Activision Blizzard, Inc.	9,547	476,013
Electronic Arts, Inc. (a)	5,230	468,190
Take-Two Interactive Software, Inc. (a)	7,961	471,848
Zynga, Inc. Class A (a)	166,563	474,705

		1,890,756

IT CONSULTING & OTHER SERVICES — 13.9%
Accenture PLC Class A	3,790	454,345
Acxiom Corp. (a)	16,751	476,901
Booz Allen Hamilton Holding Corp.	12,774	452,072
CACI International, Inc. Class A (a)	3,841	450,549
Cognizant Technology Solutions Corp. Class A (a)	7,996	475,922
Computer Sciences Corp.	6,801	469,337
CSRA, Inc.	16,527	484,076
EPAM Systems, Inc. (a)	6,365	480,685
Forrester Research, Inc.	4,239	168,500
Gartner, Inc. (a)	4,433	478,720
International Business Machines Corp.	2,641	459,904
Leidos Holdings, Inc.	8,894	454,839
ManTech International Corp. Class A	13,113	454,103
Perficient, Inc. (a)	12,933	224,517
Science Applications International Corp.	5,443	404,959
Teradata Corp. (a)	14,968	465,804
Unisys Corp. (a)	33,078	461,438
Virtusa Corp. (a)	14,624	441,937

		7,758,608

SYSTEMS SOFTWARE — 18.6%
A10 Networks, Inc. (a)	36,129	330,580
Barracuda Networks, Inc. (a)	20,646	477,129
CA, Inc.	14,497	459,845
CommVault Systems, Inc. (a)	9,547	484,988
Dell Technologies, Inc. Class V (a)	7,399	474,128

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

FireEye, Inc. (a)	44,104	$556,151
Fortinet, Inc. (a)	12,709	487,390
Gigamon, Inc. (a)	14,127	502,215
Imperva, Inc. (a)	11,013	452,084
Microsoft Corp.	7,234	476,431
Oracle Corp.	11,005	490,933
Progress Software Corp.	16,130	468,577
Proofpoint, Inc. (a)	5,953	442,665
Qualys, Inc. (a)	13,459	510,096
Red Hat, Inc. (a)	5,714	494,261
ServiceNow, Inc. (a)	5,336	466,740
Symantec Corp.	15,641	479,866
Tableau Software, Inc. Class A (a)	9,619	476,621
TiVo Corp.	25,458	477,338
Varonis Systems, Inc. (a)	17,143	545,147
VASCO Data Security International, Inc. (a)	26,069	351,932
VMware, Inc. Class A (a) (b)	5,225	481,431

		10,386,548

TOTALCOMMONSTOCKS (Cost $47,183,697)		55,807,235

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	68,016	68,016

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	583,744	583,744

TOTAL SHORT-TERM INVESTMENTS (Cost $651,760)		651,760

TOTAL INVESTMENTS — 101.0% (Cost $47,835,457)		56,458,995
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(583,083)

NET ASSETS — 100.0%		$55,875,912

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$19,108,906	$—	$—	$19,108,906
Data Processing & Outsourced Services	16,662,417	—	—	16,662,417
Home Entertainment Software	1,890,756	—	—	1,890,756
IT Consulting & Other Services	7,758,608	—	—	7,758,608
Systems Software	10,386,548	—	—	10,386,548
Short-Term Investments	651,760	—	—	651,760

TOTAL INVESTMENTS	$56,458,995	$—	$—	$56,458,995

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	128,082	$128,082	639,463	767,545	—	$—	$148
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,446,733	1,378,717	68,016	68,016	183
State Street Navigator Securities Lending Government Money Market Portfolio*	9,073,151	9,073,151	12,122,646	20,612,053	583,744	583,744	11,034

TOTAL		$9,201,233				$651,760	$11,365

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 2.8%
Xerox Corp.	13,523	$99,259

ELECTRONIC COMPONENTS — 30.4%
Amphenol Corp.	1,411	100,421
AVX Corp.	1,208	19,787
Belden, Inc.	1,428	98,803
Corning, Inc.	3,611	97,497
Dolby Laboratories, Inc.	1,955	102,462
II-VI, Inc. (a)	2,810	101,300
InvenSense, Inc. (a)	8,040	101,545
Knowles Corp. (a)	4,482	84,934
Littelfuse, Inc.	631	100,903
Rogers Corp. (a)	586	50,320
Universal Display Corp.	1,198	103,148
Vishay Intertechnology, Inc.	6,140	101,003

		1,062,123

ELECTRONIC EQUIPMENT & INSTRUMENTS — 30.1%
Badger Meter, Inc.	964	35,427
Cognex Corp.	1,245	104,518
Coherent, Inc. (a)	540	111,045
FARO Technologies, Inc. (a)	497	17,768
Fitbit, Inc. (a)	16,985	100,551
FLIR Systems, Inc.	2,746	99,625
Itron, Inc. (a)	1,100	66,770
Keysight Technologies, Inc. (a)	2,561	92,554
MTS Systems Corp.	638	35,122
National Instruments Corp.	2,891	94,131
OSI Systems, Inc. (a)	1,333	97,296
VeriFone Systems, Inc. (a)	5,214	97,658
Zebra Technologies Corp. (a)	1,115	101,744

		1,054,209

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 36.5%
3D Systems Corp. (a)	6,827	102,132

Apple, Inc.	715	102,717
Cray, Inc. (a)	2,836	62,108
Diebold Nixdorf, Inc.	3,312	101,679
Eastman Kodak Co. (a)	805	9,258
Electronics For Imaging, Inc. (a)	2,100	102,543
Hewlett Packard Enterprise Co.	4,449	105,441
HP, Inc.	5,723	102,327
NCR Corp. (a)	2,053	93,781
NetApp, Inc.	2,361	98,808
Nimble Storage, Inc. (a)	3,582	44,775
Pure Storage, Inc. (a)	8,983	88,303
Seagate Technology PLC	2,105	96,683
Super Micro Computer, Inc. (a)	2,172	55,060
Western Digital Corp.	1,327	109,517
		1,275,132
TOTAL COMMON STOCKS (Cost $2,736,659)		3,490,723

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money
Market Fund, Premier Class 0.62% (b) (c) (Cost $2,265)	2,265	2,265
TOTAL INVESTMENTS — 99.9% (Cost $2,738,924)		3,492,988
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,299

NET ASSETS — 100.0%		$3,496,287

(a)	Non-income producing security
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Data Processing & Outsourced Services	$99,259	$—	$—	$99,259
Electronic Components	1,062,123	—	—	1,062,123
Electronic Equipment & Instruments	1,054,209	—	—	1,054,209
Technology Hardware, Storage & Peripherals	1,275,132	—	—	1,275,132
Short-Term Investment	2,265	—	—	2,265

TOTAL INVESTMENTS	$3,492,988	$—	$—	$3,492,988

See accompanying Notes to Schedule of Investments

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	245,842	$245,842	310,193	556,035	—	$—	$23
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	338,322	336,057	2,265	2,265	24

TOTAL		$245,842				$2,265	$47

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 14.3%
Cogent Communications Holdings, Inc.	40,662	$1,750,499
Globalstar, Inc. (a) (b)	1,107,000	1,771,200
Iridium Communications, Inc. (a) (b)	155,471	1,500,295
Level 3 Communications, Inc. (a)	29,644	1,696,230
ORBCOMM, Inc. (a)	57,078	545,095
Vonage Holdings Corp. (a)	275,134	1,738,847
Zayo Group Holdings, Inc. (a)	51,545	1,695,830

		10,697,996

COMMUNICATIONS EQUIPMENT — 62.3%
Acacia Communications, Inc. (a) (b)	33,100	1,940,322
ADTRAN, Inc.	42,358	878,928
Applied Optoelectronics, Inc. (a)	32,900	1,847,335
Arista Networks, Inc. (a)	13,454	1,779,560
ARRIS International PLC (a)	66,099	1,748,318
Brocade Communications Systems, Inc.	135,427	1,690,129
CalAmp Corp. (a)	37,562	630,666
Ciena Corp. (a)	70,878	1,673,430
Cisco Systems, Inc.	48,792	1,649,170
CommScope Holding Co., Inc. (a)	43,084	1,797,034
EchoStar Corp. Class A (a)	19,585	1,115,366
Extreme Networks, Inc. (a)	113,623	853,309
F5 Networks, Inc. (a)	11,430	1,629,575
Finisar Corp. (a)	62,008	1,695,299
Harris Corp.	15,106	1,680,845
Infinera Corp. (a)	159,675	1,633,475
InterDigital, Inc.	19,810	1,709,603
Ixia (a)	82,000	1,611,300
Juniper Networks, Inc.	59,872	1,666,238
Lumentum Holdings, Inc. (a)	36,576	1,951,330
Motorola Solutions, Inc.	20,434	1,761,819
NETGEAR, Inc. (a)	31,389	1,555,325
NetScout Systems, Inc. (a)	45,562	1,729,078
Oclaro, Inc. (a)	195,634	1,921,126
Palo Alto Networks, Inc. (a)	14,085	1,587,098
Plantronics, Inc.	18,526	1,002,442
ShoreTel, Inc. (a)	80,852	497,240
Ubiquiti Networks, Inc. (a)	33,586	1,688,032
ViaSat, Inc. (a)	25,525	1,629,005
Viavi Solutions, Inc. (a)	172,854	1,852,995

		46,405,392

INTEGRATED TELECOMMUNICATION SERVICES — 14.4%
AT&T, Inc.	39,468	1,639,895
ATN International, Inc.	8,248	580,824

CenturyLink, Inc.	72,480	1,708,354
Cincinnati Bell, Inc. (a)	33,694	596,384
Consolidated Communications Holdings, Inc.	63,790	1,493,962
Frontier Communications Corp. (b)	628,470	1,344,926
General Communication, Inc. Class A (a)	21,524	447,699
Verizon Communications, Inc.	33,978	1,656,427
Windstream Holdings, Inc. (b)	231,791	1,263,261

		10,731,732

WIRELESS TELECOMMUNICATION SERVICES — 8.8%
Shenandoah Telecommunications Co.	26,150	733,507
Sprint Corp. (a)	202,632	1,758,846
T-Mobile US, Inc. (a)	27,197	1,756,654
Telephone & Data Systems, Inc.	64,160	1,700,882
United States Cellular Corp. (a)	16,079	600,229

		6,550,118

TOTAL COMMON STOCKS (Cost $70,588,127)		74,385,238

SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	120,268	120,268
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,336,692	5,336,692

TOTAL SHORT-TERM INVESTMENTS (Cost $5,456,960)		5,456,960

TOTAL INVESTMENTS — 107.1% (Cost $76,045,087)		79,842,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(5,311,970)

NET ASSETS — 100.0%		$74,530,228

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$10,697,996	$—	$—	$10,697,996
Communications Equipment	46,405,392	—	—	46,405,392

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Integrated Telecommunication Services	$10,731,732	$—	$—	$10,731,732
Wireless Telecommunication Services	6,550,118	—	—	6,550,118
Short-Term Investments	5,456,960	—	—	5,456,960

TOTAL INVESTMENTS	$79,842,198	$—	$—	$79,842,198

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class .	26,185	$26,185	747,992	774,177	—	$—	$103
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,019,622	1,899,354	120,268	120,268	256
State Street Navigator Securities Lending Government Money Market Portfolio*	4,330,835	4,330,835	23,342,904	22,337,047	5,336,692	5,336,692	8,169

TOTAL		$4,357,020				$5,456,960	$8,528

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.8%
Air Transport Services Group, Inc. (a)	86,771	$1,392,675
Atlas Air Worldwide Holdings, Inc. (a)	68,567	3,802,040
C.H. Robinson Worldwide, Inc.	70,910	5,480,634
Echo Global Logistics, Inc. (a)	101,817	2,173,793
Expeditors International of Washington, Inc.	99,416	5,616,010
FedEx Corp.	29,219	5,702,088
Forward Air Corp.	56,163	2,671,674
Hub Group, Inc. Class A (a)	66,013	3,063,003
United Parcel Service, Inc. Class B	52,678	5,652,349
XPO Logistics, Inc. (a)	112,350	5,380,442

		40,934,708

AIRLINES — 26.3%
Alaska Air Group, Inc.	58,187	5,366,005
Allegiant Travel Co.	35,016	5,611,314
American Airlines Group, Inc.	128,109	5,419,011
Delta Air Lines, Inc.	117,409	5,396,118
Hawaiian Holdings, Inc. (a)	116,708	5,421,086
JetBlue Airways Corp. (a)	280,642	5,784,032
SkyWest, Inc.	136,141	4,662,829
Southwest Airlines Co.	100,641	5,410,460
Spirit Airlines, Inc. (a)	108,138	5,738,884
United Continental Holdings, Inc. (a)	77,718	5,489,999

		54,299,738

AIRPORT SERVICES — 2.9%
Macquarie Infrastructure Corp.	73,161	5,895,313

MARINE — 4.1%
Kirby Corp. (a)	82,382	5,812,050
Matson, Inc.	83,760	2,660,218

		8,472,268

RAILROADS — 13.2%
CSX Corp.	117,684	5,478,190
Genesee & Wyoming, Inc. Class A (a)	80,086	5,434,636
Kansas City Southern	64,365	5,519,942
Norfolk Southern Corp.	47,009	5,263,598
Union Pacific Corp.	52,912	5,604,439

		27,300,805

TRUCKING — 33.6%
AMERCO	14,946	5,697,265
ArcBest Corp.	127,900	3,325,400
Avis Budget Group, Inc. (a)	170,260	5,036,291
Heartland Express, Inc.	192,757	3,864,778
Hertz Global Holdings, Inc. (a)	256,743	4,503,272
JB Hunt Transport Services, Inc.	58,213	5,340,461
Knight Transportation, Inc.	171,221	5,367,778
Landstar System, Inc.	65,319	5,594,572
Marten Transport, Ltd.	41,167	965,366
Old Dominion Freight Line, Inc.	62,912	5,383,380
Ryder System, Inc.	73,793	5,566,944
Saia, Inc. (a)	82,938	3,674,153
Swift Transportation Co. (a)	268,964	5,524,521
Werner Enterprises, Inc.	205,622	5,387,297
YRC Worldwide, Inc. (a)	366,282	4,032,765

		69,264,243

TOTAL COMMON STOCKS (Cost $220,620,127)		206,167,075

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $229,559)	229,559	229,559

TOTAL INVESTMENTS — 100.0% (Cost $220,849,686)		206,396,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(13,479)

NET ASSETS — 100.0%		$206,383,155

(a)	Non-income producing security
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$40,934,708	$—	$—	$40,934,708
Airlines	54,299,738	—	—	54,299,738
Airport Services	5,895,313	—	—	5,895,313
Marine	8,472,268	—	—	8,472,268
Railroads	27,300,805	—	—	27,300,805
Trucking	69,264,243	—	—	69,264,243
Short-Term Investment	229,559	—	—	229,559

TOTAL INVESTMENTS	$206,396,634	$—	$—	$206,396,634

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class .	486,211	$486,211	852,446	1,338,657	—	$—	$449
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,519,873	3,290,314	229,559	229,559	748
State Street Navigator Securities Lending Government Money Market Portfolio*	21,972,525	21,972,525	67,643,275	89,615,800	—	—	30,226

TOTAL		$22,458,736				$229,559	$31,423

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	12	$404
Aerojet Rocketdyne Holdings, Inc. (a)	32	694
Aerovironment, Inc. (a)	6	168
Arconic, Inc.	296	7,797
B/E Aerospace, Inc.	18	1,154
Boeing Co.	236	41,739
Cubic Corp.	10	528
Curtiss-Wright Corp.	8	730
Engility Holdings, Inc. (a)	24	695
Esterline Technologies Corp. (a)	14	1,205
General Dynamics Corp.	100	18,720
Huntington Ingalls Industries, Inc.	14	2,803
KLX, Inc. (a)	25	1,117
L3 Technologies, Inc.	42	6,942
Lockheed Martin Corp.	92	24,619
Mercury Systems, Inc. (a)	12	469
Moog, Inc. Class A (a)	22	1,482
National Presto Industries, Inc.	4	409
Northrop Grumman Corp.	52	12,368
Orbital ATK, Inc.	24	2,352
Raytheon Co.	82	12,505
Rockwell Collins, Inc.	24	2,332
Teledyne Technologies, Inc. (a)	14	1,770
Textron, Inc.	118	5,616
Triumph Group, Inc.	70	1,802
United Technologies Corp.	349	39,161

		189,581

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	26	1,442
C.H. Robinson Worldwide, Inc.	46	3,555
Expeditors International of Washington, Inc.	44	2,486
FedEx Corp.	88	17,173
Forward Air Corp.	6	285
Hub Group, Inc. Class A (a)	14	650
United Parcel Service, Inc. Class B	248	26,610

		52,201

AIRLINES — 0.8%
Alaska Air Group, Inc.	32	2,951
Allegiant Travel Co.	6	962
American Airlines Group, Inc.	367	15,524
Delta Air Lines, Inc.	365	16,775
Hawaiian Holdings, Inc. (a)	22	1,022
JetBlue Airways Corp. (a)	170	3,504
SkyWest, Inc.	56	1,918
Southwest Airlines Co.	180	9,677
United Continental Holdings, Inc. (a)	252	17,801

		70,134

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.	88	3,678
Dana, Inc.	208	4,016
Delphi Automotive PLC	76	6,117
Dorman Products, Inc. (a)	14	1,150
Gentex Corp.	64	1,365
Goodyear Tire & Rubber Co.	204	7,344
LCI Industries	8	798
Standard Motor Products, Inc.	14	688

Superior Industries International, Inc.	16	406

		25,562

AUTOMOBILES — 1.6%
Ford Motor Co.	5,565	64,777
General Motors Co.	1,991	70,402
Harley-Davidson, Inc.	74	4,477
Thor Industries, Inc.	24	2,307
Winnebago Industries, Inc.	10	292

		142,255

BANKS — 12.4%
Associated Banc-Corp	82	2,001
BancorpSouth, Inc.	52	1,573
Bank of America Corp.	8,760	206,648
Bank of Hawaii Corp.	20	1,647
Bank of the Ozarks, Inc.	16	832
Banner Corp.	16	890
BB&T Corp.	439	19,623
Boston Private Financial Holdings, Inc.	26	426
Brookline Bancorp, Inc.	28	438
Cardinal Financial Corp.	38	1,138
Cathay General Bancorp	26	980
Citigroup, Inc.	4,000	239,280
Citizens Financial Group, Inc.	246	8,499
City Holding Co.	8	516
Columbia Banking System, Inc.	12	468
Comerica, Inc.	244	16,734
Commerce Bancshares, Inc.	34	1,909
Community Bank System, Inc.	16	880
Cullen/Frost Bankers, Inc.	38	3,381
CVB Financial Corp.	42	928
East West Bancorp, Inc.	44	2,271
Fifth Third Bancorp	661	16,789
First BanCorp (a)	224	1,266
First Commonwealth Financial Corp.	56	743
First Financial Bancorp	32	878
First Financial Bankshares, Inc. (b)	20	802
First Horizon National Corp.	132	2,442
First Midwest Bancorp, Inc.	34	805
FNB Corp.	76	1,130
Fulton Financial Corp.	88	1,571
Glacier Bancorp, Inc.	34	1,154
Hancock Holding Co.	56	2,551
Hanmi Financial Corp.	16	492
Home BancShares, Inc.	32	866
Hope Bancorp, Inc.	36	690
Huntington Bancshares, Inc.	521	6,976
Independent Bank Corp.	8	520
International Bancshares Corp.	36	1,274
JPMorgan Chase & Co.	3,101	272,392
KeyCorp	314	5,583
LegacyTexas Financial Group, Inc.	10	399
M&T Bank Corp.	52	8,046
MB Financial, Inc.	22	942
NBT Bancorp, Inc.	18	667
OFG Bancorp	100	1,180
Old National Bancorp	96	1,666
PacWest Bancorp	44	2,343
People’s United Financial, Inc.	188	3,422

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Pinnacle Financial Partners, Inc.	16	$1,063
PNC Financial Services Group, Inc.	339	40,761
PrivateBancorp, Inc.	28	1,662
Prosperity Bancshares, Inc.	22	1,534
Regions Financial Corp.	1,086	15,780
S&T Bancorp, Inc.	16	554
Signature Bank (a)	12	1,781
Simmons First National Corp. Class A	8	441
Sterling Bancorp	48	1,138
SunTrust Banks, Inc.	343	18,968
SVB Financial Group (a)	14	2,605
Synovus Financial Corp.	70	2,871
TCF Financial Corp.	96	1,634
Texas Capital Bancshares, Inc. (a)	10	835
Tompkins Financial Corp.	8	644
Trustmark Corp.	30	954
UMB Financial Corp.	16	1,205
Umpqua Holdings Corp.	100	1,774
United Bankshares, Inc. (b)	22	930
United Community Banks, Inc.	56	1,551
US Bancorp	711	36,616
Valley National Bancorp	216	2,549
Webster Financial Corp.	34	1,701
Wells Fargo & Co.	2,444	136,033
Westamerica Bancorporation	10	558
Wintrust Financial Corp.	16	1,106
Zions Bancorp	108	4,536

		1,130,435

BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	2	289
Brown-Forman Corp. Class B	56	2,586
Coca-Cola Co.	927	39,342
Constellation Brands, Inc. Class A	24	3,890
Dr. Pepper Snapple Group, Inc.	34	3,329
Molson Coors Brewing Co. Class B	34	3,254
Monster Beverage Corp. (a)	60	2,770
PepsiCo, Inc.	216	24,162

		79,622

BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	304	19,809
Acorda Therapeutics, Inc. (a)	16	336
Alexion Pharmaceuticals, Inc. (a)	30	3,637
Amgen, Inc.	60	9,844
Biogen, Inc. (a)	40	10,937
Bioverativ, Inc. (a)	20	1,089
Celgene Corp. (a)	104	12,941
Emergent BioSolutions, Inc. (a)	14	407
Gilead Sciences, Inc.	306	20,783
Momenta Pharmaceuticals, Inc. (a)	20	267
Regeneron Pharmaceuticals, Inc. (a)	10	3,875
Spectrum Pharmaceuticals, Inc. (a)	86	559
United Therapeutics Corp. (a)	8	1,083
Vertex Pharmaceuticals, Inc. (a)	24	2,624

		88,191

BUILDING PRODUCTS — 0.3%
AAON, Inc.	12	424
Allegion PLC	10	757
AO Smith Corp.	32	1,637

Apogee Enterprises, Inc.	18	1,073
Fortune Brands Home & Security, Inc.	36	2,191
Gibraltar Industries, Inc. (a)	16	659
Griffon Corp.	34	838
Johnson Controls International PLC	333	14,026
Lennox International, Inc.	8	1,338
Masco Corp.	78	2,651
Quanex Building Products Corp.	14	284
Simpson Manufacturing Co., Inc.	14	603
Universal Forest Products, Inc.	12	1,183

		27,664

CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	16	2,623
Ameriprise Financial, Inc.	90	11,671
Bank of New York Mellon Corp.	467	22,056
BlackRock, Inc.	50	19,176
CBOE Holdings, Inc.	14	1,135
Charles Schwab Corp.	236	9,631
CME Group, Inc.	122	14,494
Donnelley Financial Solutions, Inc. (a)	32	617
E*TRADE Financial Corp. (a)	92	3,210
Eaton Vance Corp.	32	1,439
Evercore Partners, Inc. Class A	16	1,246
FactSet Research Systems, Inc.	6	990
Federated Investors, Inc. Class B	44	1,159
Financial Engines, Inc.	6	261
Franklin Resources, Inc.	252	10,619
Goldman Sachs Group, Inc.	260	59,727
Greenhill & Co., Inc.	10	293
Interactive Brokers Group, Inc. Class A	24	833
Intercontinental Exchange, Inc.	110	6,586
Invesco, Ltd.	180	5,513
Investment Technology Group, Inc.	28	567
Janus Capital Group, Inc.	82	1,082
Legg Mason, Inc.	72	2,600
MarketAxess Holdings, Inc.	4	750
Moody’s Corp.	32	3,585
Morgan Stanley	2,071	88,722
MSCI, Inc.	18	1,749
Nasdaq, Inc.	40	2,778
Northern Trust Corp.	70	6,061
Piper Jaffray Cos.	18	1,149
Raymond James Financial, Inc.	60	4,576
S&P Global, Inc.	26	3,399
SEI Investments Co.	116	5,851
State Street Corp. (c)	144	11,464
Stifel Financial Corp. (a)	46	2,309
T Rowe Price Group, Inc.	72	4,907
Waddell & Reed Financial, Inc. Class A	68	1,156

		315,984

CHEMICALS — 2.2%
A Schulman, Inc.	18	566
AdvanSix, Inc. (a)	6	164
Air Products & Chemicals, Inc.	62	8,388
Albemarle Corp.	24	2,535
American Vanguard Corp.	6	100
Ashland Global Holdings, Inc.	26	3,219
Balchem Corp.	4	330

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cabot Corp.	30	$1,797
Calgon Carbon Corp.	18	263
CF Industries Holdings, Inc.	196	5,753
Chemours Co.	254	9,779
Dow Chemical Co.	499	31,706
E.I. du Pont de Nemours & Co.	248	19,922
Eastman Chemical Co.	66	5,333
Ecolab, Inc.	48	6,016
FMC Corp.	28	1,949
FutureFuel Corp.	52	737
Hawkins, Inc.	4	196
HB Fuller Co.	16	825
Ingevity Corp. (a)	14	852
Innophos Holdings, Inc.	14	756
Innospec, Inc.	18	1,165
International Flavors & Fragrances, Inc.	14	1,855
Koppers Holdings, Inc. (a)	10	424
Kraton Corp. (a)	18	557
LSB Industries, Inc. (a) (b)	8	75
LyondellBasell Industries NV Class A	292	26,627
Minerals Technologies, Inc.	12	919
Monsanto Co.	124	14,037
Mosaic Co.	296	8,637
NewMarket Corp.	2	906
Olin Corp.	44	1,446
PolyOne Corp.	22	750
PPG Industries, Inc.	52	5,464
Praxair, Inc.	84	9,962
Quaker Chemical Corp.	6	790
Rayonier Advanced Materials, Inc.	18	242
RPM International, Inc.	186	10,236
Scotts Miracle-Gro Co.	18	1,681
Sensient Technologies Corp.	20	1,585
Sherwin-Williams Co.	14	4,343
Stepan Co.	8	630
Tredegar Corp.	14	246
Valspar Corp.	24	2,663

		196,426

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	36	1,570
Brady Corp. Class A	20	773
Brink’s Co.	20	1,069
Cintas Corp.	38	4,808
Clean Harbors, Inc. (a)	12	667
Copart, Inc. (a)	34	2,106
Deluxe Corp.	16	1,155
Essendant, Inc.	30	454
Healthcare Services Group, Inc.	18	776
Herman Miller, Inc.	20	631
HNI Corp.	22	1,014
Interface, Inc.	18	343
LSC Communications, Inc.	32	805
Matthews International Corp. Class A	12	812
Mobile Mini, Inc.	16	488
MSA Safety, Inc.	12	848
Pitney Bowes, Inc.	132	1,730
Republic Services, Inc.	126	7,914
Rollins, Inc.	132	4,901
RR Donnelley & Sons Co.	88	1,066

Stericycle, Inc. (a)	18	1,492
Tetra Tech, Inc.	26	1,062
UniFirst Corp.	8	1,132
Viad Corp.	12	542
Waste Management, Inc.	114	8,313

		46,471

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	16	332
ARRIS International PLC (a)	50	1,323
Bel Fuse, Inc. Class B	6	153
Black Box Corp.	12	107
Ciena Corp. (a)	22	520
Cisco Systems, Inc.	1,841	62,226
Comtech Telecommunications Corp.	10	147
Digi International, Inc. (a)	12	143
F5 Networks, Inc. (a)	12	1,711
Harmonic, Inc. (a)	42	250
Harris Corp.	44	4,896
InterDigital, Inc.	18	1,553
Ixia (a)	66	1,297
Juniper Networks, Inc.	124	3,451
Lumentum Holdings, Inc. (a)	12	640
Motorola Solutions, Inc.	48	4,139
NETGEAR, Inc. (a)	12	595
NetScout Systems, Inc. (a)	12	455
Plantronics, Inc.	10	541
ViaSat, Inc. (a)	10	638
Viavi Solutions, Inc. (a)	60	643

		85,760

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	108	3,844
Aegion Corp. (a)	18	412
Comfort Systems USA, Inc.	28	1,026
Dycom Industries, Inc. (a)	14	1,301
EMCOR Group, Inc.	32	2,014
Fluor Corp.	114	5,999
Granite Construction, Inc.	20	1,004
Jacobs Engineering Group, Inc.	90	4,975
KBR, Inc.	124	1,864
Orion Group Holdings, Inc. (a)	16	120
Quanta Services, Inc. (a)	134	4,973
Valmont Industries, Inc.	8	1,244

		28,776

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	971
Headwaters, Inc. (a)	40	939
Martin Marietta Materials, Inc.	10	2,183
Vulcan Materials Co.	18	2,169

		6,262

CONSUMER FINANCE — 1.1%
American Express Co.	369	29,192
Capital One Financial Corp.	417	36,137
Discover Financial Services	192	13,131
Encore Capital Group, Inc. (a) (b)	12	370
EZCORP, Inc. Class A (a)	18	147
Firstcash, Inc.	34	1,671
Green Dot Corp. Class A (a)	46	1,534

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Navient Corp.	481	$7,099
PRA Group, Inc. (a)	18	597
SLM Corp. (a)	40	484
Synchrony Financial	363	12,451
World Acceptance Corp. (a)	8	414

		103,227

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	20	1,540
Avery Dennison Corp.	34	2,740
Ball Corp.	34	2,525
Bemis Co., Inc.	34	1,661
Greif, Inc. Class A	32	1,763
International Paper Co.	278	14,117
Myers Industries, Inc.	14	222
Owens-Illinois, Inc. (a)	176	3,587
Packaging Corp. of America	52	4,764
Sealed Air Corp.	42	1,830
Silgan Holdings, Inc.	24	1,425
Sonoco Products Co.	54	2,858
WestRock Co.	112	5,827

		44,859

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	32	998
Genuine Parts Co.	58	5,360
LKQ Corp. (a)	98	2,868
Pool Corp.	14	1,671

		10,897

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)	4	92
Capella Education Co.	6	510
Career Education Corp. (a)	56	487
DeVry Education Group, Inc.	82	2,907
Graham Holdings Co. Class B	6	3,597
H&R Block, Inc.	70	1,628
Regis Corp. (a)	38	445
Service Corp. International	46	1,420
Sotheby’s (a)	16	728
Strayer Education, Inc.	6	483

		12,297

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (a)	1,036	172,680
Leucadia National Corp.	280	7,280

		179,960

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	2,962	123,071
ATN International, Inc.	10	704
CenturyLink, Inc.	761	17,937
Cincinnati Bell, Inc. (a)	24	425
Frontier Communications Corp. (b)	729	1,560
General Communication, Inc. Class A (a)	36	749
Iridium Communications, Inc. (a) (b)	100	965
Level 3 Communications, Inc. (a)	116	6,637
Lumos Networks Corp. (a)	4	71
Verizon Communications, Inc.	1,657	80,779

		232,898

ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	20	1,354
Alliant Energy Corp.	88	3,486
American Electric Power Co., Inc.	214	14,366
Duke Energy Corp.	323	26,489
Edison International	130	10,349
El Paso Electric Co.	18	909
Entergy Corp.	120	9,115
Eversource Energy	114	6,701
Exelon Corp.	623	22,416
FirstEnergy Corp.	286	9,101
Great Plains Energy, Inc.	106	3,097
Hawaiian Electric Industries, Inc.	58	1,932
IDACORP, Inc.	28	2,323
NextEra Energy, Inc.	128	16,431
OGE Energy Corp.	88	3,078
PG&E Corp.	196	13,007
Pinnacle West Capital Corp.	50	4,169
PNM Resources, Inc.	58	2,146
PPL Corp.	292	10,918
Southern Co.	433	21,555
Westar Energy, Inc.	50	2,713
Xcel Energy, Inc.	202	8,979

		194,634

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	4	816
AMETEK, Inc.	46	2,488
AZZ, Inc.	8	476
Eaton Corp. PLC	200	14,830
Emerson Electric Co.	268	16,043
Encore Wire Corp.	8	368
EnerSys	10	789
General Cable Corp.	54	969
Hubbell, Inc.	18	2,161
Powell Industries, Inc.	6	207
Regal Beloit Corp.	62	4,690
Rockwell Automation, Inc.	30	4,671
Vicor Corp. (a)	22	354

		48,862

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilysys, Inc. (a)	10	95
Amphenol Corp. Class A	46	3,274
Anixter International, Inc. (a)	34	2,696
Arrow Electronics, Inc. (a)	130	9,543
Avnet, Inc.	184	8,420
Badger Meter, Inc.	8	294
Belden, Inc.	2	138
Benchmark Electronics, Inc. (a)	40	1,272
Cognex Corp.	118	9,906
Coherent, Inc. (a)	6	1,234
Corning, Inc.	461	12,447
CTS Corp.	16	341
Daktronics, Inc.	20	189
Electro Scientific Industries, Inc. (a)	8	56
FARO Technologies, Inc. (a)	2	72
FLIR Systems, Inc.	38	1,379
II-VI, Inc. (a)	16	577

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Insight Enterprises, Inc. (a)	48	$1,972
IPG Photonics Corp. (a)	10	1,207
Itron, Inc. (a)	18	1,093
Jabil Circuit, Inc.	250	7,230
Keysight Technologies, Inc. (a)	64	2,313
Knowles Corp. (a)	32	606
Littelfuse, Inc.	6	960
Methode Electronics, Inc.	18	821
MTS Systems Corp.	4	220
National Instruments Corp.	24	781
OSI Systems, Inc. (a)	6	438
Park Electrochemical Corp.	6	107
Plexus Corp. (a)	18	1,040
Rogers Corp. (a)	6	515
Sanmina Corp. (a)	108	4,385
ScanSource, Inc. (a)	16	628
SYNNEX Corp.	38	4,254
TE Connectivity, Ltd.	128	9,542
Tech Data Corp. (a)	56	5,258
Trimble, Inc. (a)	52	1,665
TTM Technologies, Inc. (a)	134	2,161
VeriFone Systems, Inc. (a)	18	337
Vishay Intertechnology, Inc.	96	1,579
Zebra Technologies Corp. Class A (a)	16	1,460

		102,505

ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	102	1,265
Atwood Oceanics, Inc. (a)	140	1,334
Baker Hughes, Inc.	198	11,844
Diamond Offshore Drilling, Inc. (a)	102	1,704
Dril-Quip, Inc. (a)	10	546
Ensco PLC Class A	455	4,072
Era Group, Inc. (a)	12	159
Exterran Corp. (a)	45	1,415
Geospace Technologies Corp. (a)	2	33
Gulf Island Fabrication, Inc.	6	69
Halliburton Co.	385	18,946
Helix Energy Solutions Group, Inc. (a)	154	1,197
Helmerich & Payne, Inc.	70	4,660
Hornbeck Offshore Services, Inc. (a) (b)	54	239
Matrix Service Co. (a)	14	231
Nabors Industries, Ltd.	373	4,875
National Oilwell Varco, Inc.	527	21,127
Newpark Resources, Inc. (a)	100	810
Noble Corp. PLC	355	2,198
Oceaneering International, Inc.	90	2,437
Oil States International, Inc. (a)	68	2,254
Patterson-UTI Energy, Inc.	128	3,107
Pioneer Energy Services Corp. (a)	36	144
Rowan Cos. PLC Class A (a)	162	2,524
Schlumberger, Ltd.	515	40,222
SEACOR Holdings, Inc. (a)	12	830
Superior Energy Services, Inc. (a)	212	3,023
TechnipFMC PLC (a)	254	8,255
Tesco Corp. (a)	58	467
TETRA Technologies, Inc. (a)	42	171
Transocean, Ltd. (a)	509	6,337
Unit Corp. (a)	76	1,836

US Silica Holdings, Inc.	16	768

		149,099

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
CoreCivic, Inc. REIT	60	1,885
Cousins Properties, Inc. REIT	72	595
Parkway, Inc. REIT	8	159
Uniti Group, Inc. REIT (a)	10	259

		2,898

FOOD & STAPLES RETAILING — 3.1%
Andersons, Inc.	26	985
Casey’s General Stores, Inc.	20	2,245
Costco Wholesale Corp.	152	25,489
CVS Health Corp.	395	31,007
Kroger Co.	659	19,434
SpartanNash Co.	40	1,400
SUPERVALU, Inc. (a)	345	1,332
Sysco Corp.	244	12,668
United Natural Foods, Inc. (a)	44	1,902
Wal-Mart Stores, Inc.	2,161	155,765
Walgreens Boots Alliance, Inc.	345	28,652
Whole Foods Market, Inc.	140	4,161

		285,040

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	833	38,351
B&G Foods, Inc.	18	725
Cal-Maine Foods, Inc. (b)	12	442
Calavo Growers, Inc.	4	242
Campbell Soup Co.	62	3,549
Conagra Brands, Inc.	122	4,921
Darling Ingredients, Inc. (a)	118	1,713
Dean Foods Co.	122	2,399
Flowers Foods, Inc.	52	1,009
General Mills, Inc.	134	7,907
Hain Celestial Group, Inc. (a)	24	893
Hershey Co.	34	3,715
Hormel Foods Corp.	96	3,324
Ingredion, Inc.	26	3,131
J&J Snack Foods Corp.	6	813
J.M. Smucker Co.	26	3,408
Kellogg Co.	86	6,244
Kraft Heinz Co.	112	10,171
Lamb Weston Holdings, Inc.	40	1,682
Lancaster Colony Corp.	8	1,031
McCormick & Co., Inc.	22	2,146
Mead Johnson Nutrition Co.	34	3,029
Mondelez International, Inc. Class A	565	24,340
Post Holdings, Inc. (a)	28	2,451
Sanderson Farms, Inc.	10	1,038
Seneca Foods Corp. Class A (a)	8	289
Snyder’s-Lance, Inc.	110	4,434
Tootsie Roll Industries, Inc. (b)	14	539
TreeHouse Foods, Inc. (a)	14	1,185
Tyson Foods, Inc. Class A	136	8,393
WhiteWave Foods Co. (a)	32	1,797

		145,311

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.3%
Atmos Energy Corp.	48	$3,792
National Fuel Gas Co.	36	2,146
New Jersey Resources Corp.	44	1,742
Northwest Natural Gas Co.	14	827
ONE Gas, Inc.	20	1,352
South Jersey Industries, Inc.	24	856
Southwest Gas Holdings, Inc.	24	1,990
Spire, Inc.	16	1,080
UGI Corp.	164	8,102
WGL Holdings, Inc.	30	2,476

		24,363

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc.	4	194
Abbott Laboratories	626	27,801
Align Technology, Inc. (a)	16	1,835
Analogic Corp.	4	304
Baxter International, Inc.	234	12,135
Becton Dickinson and Co.	42	7,704
Boston Scientific Corp. (a)	254	6,317
C.R. Bard, Inc.	6	1,491
Cantel Medical Corp.	8	641
CONMED Corp.	12	533
Cooper Cos., Inc.	10	1,999
CryoLife, Inc. (a)	12	200
Danaher Corp.	90	7,698
DENTSPLY SIRONA, Inc.	20	1,249
Edwards Lifesciences Corp. (a)	34	3,198
Haemonetics Corp. (a)	16	649
Halyard Health, Inc. (a)	34	1,295
Hill-Rom Holdings, Inc.	22	1,553
Hologic, Inc. (a)	56	2,383
ICU Medical, Inc. (a)	4	611
IDEXX Laboratories, Inc. (a)	12	1,855
Integer Holdings Corp. (a)	12	482
Integra LifeSciences Holdings Corp. (a)	20	843
Intuitive Surgical, Inc. (a)	6	4,599
Invacare Corp.	32	381
LivaNova PLC (a)	6	294
Masimo Corp. (a)	8	746
Medtronic PLC	256	20,623
Meridian Bioscience, Inc.	12	166
Merit Medical Systems, Inc. (a)	14	405
Natus Medical, Inc. (a)	10	392
Neogen Corp. (a)	6	393
NuVasive, Inc. (a)	16	1,195
ResMed, Inc.	18	1,295
STERIS PLC	22	1,528
Stryker Corp.	58	7,636
Surmodics, Inc. (a)	4	96
Teleflex, Inc.	10	1,937
Varex Imaging Corp. (a)	6	202
Varian Medical Systems, Inc. (a)	16	1,458
West Pharmaceutical Services, Inc.	10	816
Zimmer Biomet Holdings, Inc.	32	3,908

		131,040

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	142	18,112

Air Methods Corp. (a)	12	516
Almost Family, Inc. (a)	6	292
Amedisys, Inc. (a)	2	102
AmerisourceBergen Corp.	240	21,240
AMN Healthcare Services, Inc. (a)	30	1,218
Anthem, Inc.	184	30,430
Cardinal Health, Inc.	278	22,671
Centene Corp. (a)	78	5,558
Chemed Corp.	8	1,462
Cigna Corp.	74	10,840
Community Health Systems, Inc. (a)	158	1,401
CorVel Corp. (a)	8	348
Cross Country Healthcare, Inc. (a)	34	488
DaVita, Inc. (a)	60	4,078
Ensign Group, Inc.	20	376
Envision Healthcare Corp. (a)	34	2,085
Express Scripts Holding Co. (a)	429	28,275
HCA Holdings, Inc. (a)	142	12,637
Henry Schein, Inc. (a)	18	3,059
Humana, Inc.	60	12,368
Kindred Healthcare, Inc.	64	534
Laboratory Corp. of America Holdings (a)	28	4,017
Landauer, Inc.	4	195
LHC Group, Inc. (a)	12	647
LifePoint Health, Inc. (a)	36	2,358
Magellan Health, Inc. (a)	20	1,381
McKesson Corp.	192	28,466
MEDNAX, Inc. (a)	32	2,220
Molina Healthcare, Inc. (a)	60	2,736
Owens & Minor, Inc.	52	1,799
Patterson Cos., Inc.	38	1,719
PharMerica Corp. (a)	32	749
Quest Diagnostics, Inc.	56	5,499
Quorum Health Corp. (a)	38	207
Select Medical Holdings Corp. (a)	208	2,777
Tenet Healthcare Corp. (a)	138	2,444
Tivity Health, Inc. (a)	36	1,048
UnitedHealth Group, Inc.	337	55,271
Universal Health Services, Inc. Class B	30	3,734
VCA, Inc. (a)	14	1,281
WellCare Health Plans, Inc. (a)	32	4,487

		301,125

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	44	558
Cerner Corp. (a)	46	2,707
Computer Programs & Systems, Inc. (b)	2	56
HMS Holdings Corp. (a)	14	285
Medidata Solutions, Inc. (a)	8	462
Omnicell, Inc. (a)	10	406
Quality Systems, Inc. (a)	8	122

		4,596

HOTELS, RESTAURANTS & LEISURE — 1.2%
Biglari Holdings, Inc. (a)	2	864
BJ’s Restaurants, Inc. (a)	6	242
Bob Evans Farms, Inc.	16	1,038
Boyd Gaming Corp. (a)	62	1,365
Brinker International, Inc.	80	3,517
Buffalo Wild Wings, Inc. (a)	4	611

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Carnival Corp.	298	$17,555
Cheesecake Factory, Inc.	20	1,267
Chipotle Mexican Grill, Inc. (a)	4	1,782
Cracker Barrel Old Country Store, Inc. (b)	8	1,274
Darden Restaurants, Inc.	54	4,518
DineEquity, Inc.	6	327
Domino’s Pizza, Inc.	4	737
Dunkin’ Brands Group, Inc.	22	1,203
ILG, Inc.	108	2,264
International Speedway Corp. Class A	18	665
Jack in the Box, Inc.	10	1,017
Marcus Corp.	22	706
Marriott International, Inc. Class A	86	8,100
Marriott Vacations Worldwide Corp.	8	799
McDonald’s Corp.	172	22,293
Monarch Casino & Resort, Inc. (a)	6	177
Panera Bread Co. Class A (a)	6	1,571
Papa John’s International, Inc.	12	960
Red Robin Gourmet Burgers, Inc. (a)	10	585
Royal Caribbean Cruises, Ltd.	62	6,083
Ruby Tuesday, Inc. (a)	40	112
Ruth’s Hospitality Group, Inc.	16	321
Scientific Games Corp. Class A (a)	34	804
Starbucks Corp.	120	7,007
Texas Roadhouse, Inc.	24	1,069
Wendy’s Co.	148	2,014
Wyndham Worldwide Corp.	32	2,697
Wynn Resorts, Ltd.	64	7,335
Yum! Brands, Inc.	74	4,729

		107,608

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	34	1,273
D.R. Horton, Inc.	126	4,197
Ethan Allen Interiors, Inc.	10	307
Garmin, Ltd.	90	4,600
Helen of Troy, Ltd. (a)	16	1,507
iRobot Corp. (a)	8	529
KB Home	120	2,386
La-Z-Boy, Inc.	22	594
Leggett & Platt, Inc.	38	1,912
Lennar Corp. Class A	84	4,300
M/I Homes, Inc. (a)	12	294
MDC Holdings, Inc.	22	661
Meritage Homes Corp. (a)	12	442
Mohawk Industries, Inc. (a)	16	3,672
Newell Brands, Inc.	90	4,245
NVR, Inc. (a)	2	4,214
PulteGroup, Inc.	214	5,040
Tempur Sealy International, Inc. (a) (b)	16	743
Toll Brothers, Inc. (a)	50	1,805
TopBuild Corp. (a)	8	376
Tupperware Brands Corp.	20	1,254
Universal Electronics, Inc. (a)	8	548
Whirlpool Corp.	30	5,140

		50,039

HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. Class A (a)	44	1,528
Church & Dwight Co., Inc.	40	1,995

Clorox Co.	30	4,045
Colgate-Palmolive Co.	134	9,807
Energizer Holdings, Inc.	16	892
Kimberly-Clark Corp.	66	8,687
Procter & Gamble Co.	749	67,298
WD-40 Co.	18	1,961

		96,213

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	555	6,205
NRG Energy, Inc.	441	8,247

		14,452

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	116	22,194
Carlisle Cos., Inc.	14	1,490
General Electric Co.	2,111	62,908
Honeywell International, Inc.	178	22,227
Roper Technologies, Inc.	12	2,478

		111,297

INSURANCE — 5.4%
Aflac, Inc.	355	25,709
Alleghany Corp. (a)	8	4,917
Allstate Corp.	248	20,210
American Equity Investment Life Holding Co.	138	3,261
American Financial Group, Inc.	58	5,534
American International Group, Inc.	814	50,818
AMERISAFE, Inc.	8	519
Aon PLC	50	5,935
Arthur J Gallagher & Co.	78	4,410
Aspen Insurance Holdings, Ltd.	48	2,498
Assurant, Inc.	44	4,209
Brown & Brown, Inc.	44	1,836
Chubb, Ltd.	128	17,440
Cincinnati Financial Corp.	64	4,625
CNO Financial Group, Inc.	152	3,116
eHealth, Inc. (a)	6	72
Employers Holdings, Inc.	16	607
Everest Re Group, Ltd.	28	6,547
First American Financial Corp.	70	2,750
Genworth Financial, Inc. Class A (a)	759	3,127
Hanover Insurance Group, Inc.	32	2,882
Hartford Financial Services Group, Inc.	272	13,075
HCI Group, Inc.	12	547
Horace Mann Educators Corp.	28	1,149
Infinity Property & Casualty Corp.	8	764
Kemper Corp.	40	1,596
Lincoln National Corp.	339	22,188
Loews Corp.	397	18,568
Marsh & McLennan Cos., Inc.	120	8,867
Mercury General Corp.	40	2,440
MetLife, Inc.	1,566	82,716
Navigators Group, Inc.	24	1,303
Old Republic International Corp.	164	3,359
Primerica, Inc.	28	2,302
Principal Financial Group, Inc.	381	24,045
ProAssurance Corp.	20	1,205
Progressive Corp.	234	9,168
Prudential Financial, Inc.	625	66,675

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Reinsurance Group of America, Inc.	92	$11,682
RenaissanceRe Holdings, Ltd.	18	2,604
RLI Corp.	16	960
Safety Insurance Group, Inc.	10	701
Selective Insurance Group, Inc.	40	1,886
Stewart Information Services Corp.	20	884
Torchmark Corp.	52	4,006
Travelers Cos., Inc.	156	18,804
United Fire Group, Inc.	24	1,026
Universal Insurance Holdings, Inc.	12	294
Unum Group	126	5,908
Willis Towers Watson PLC	18	2,356
WR Berkley Corp.	82	5,792
XL Group, Ltd.	136	5,421

		493,313

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (a)	54	47,873
Expedia, Inc.	24	3,028
FTD Cos., Inc. (a)	18	363
HSN, Inc.	18	668
Netflix, Inc. (a)	36	5,321
Nutrisystem, Inc.	20	1,110
PetMed Express, Inc.	10	201
Priceline Group, Inc. (a)	10	17,800
TripAdvisor, Inc. (a)	12	518

		76,882

INTERNET SOFTWARE & SERVICES — 2.7%
Akamai Technologies, Inc. (a)	26	1,552
Alphabet, Inc. Class A (a)	106	89,867
Alphabet, Inc. Class C (a)	104	86,274
Blucora, Inc. (a)	14	242
DHI Group, Inc. (a)	68	269
eBay, Inc. (a)	507	17,020
Facebook, Inc. Class A (a)	190	26,989
j2 Global, Inc.	12	1,007
Liquidity Services, Inc. (a)	4	32
LivePerson, Inc. (a)	8	55
LogMeIn, Inc.	10	975
NIC, Inc.	36	727
QuinStreet, Inc. (a)	118	460
Stamps.com, Inc. (a)	4	473
VeriSign, Inc. (a)	18	1,568
XO Group, Inc. (a)	8	138
Yahoo!, Inc. (a)	321	14,898

		242,546

IT SERVICES — 2.5%
Accenture PLC Class A	116	13,906
Acxiom Corp. (a)	30	854
Alliance Data Systems Corp.	12	2,988
Automatic Data Processing, Inc.	84	8,601
Broadridge Financial Solutions, Inc.	16	1,087
CACI International, Inc. Class A (a)	16	1,877
Cardtronics PLC Class A (a)	12	561
Ciber, Inc. (a)	72	29
Cognizant Technology Solutions Corp. Class A (a)	110	6,547
Computer Sciences Corp.	194	13,388
Convergys Corp.	46	973

CoreLogic, Inc. (a)	30	1,222
CSG Systems International, Inc.	20	756
CSRA, Inc.	38	1,113
DST Systems, Inc.	20	2,450
Fidelity National Information Services, Inc.	76	6,051
Fiserv, Inc. (a)	150	17,296
Forrester Research, Inc.	4	159
Gartner, Inc. (a)	8	864
Global Payments, Inc.	20	1,614
International Business Machines Corp.	413	71,920
Jack Henry & Associates, Inc.	6	559
Leidos Holdings, Inc.	96	4,909
ManTech International Corp. Class A	26	900
MasterCard, Inc. Class A	86	9,672
MAXIMUS, Inc.	12	746
NeuStar, Inc. Class A (a)	18	597
Paychex, Inc.	270	15,903
PayPal Holdings, Inc. (a)	166	7,141
Perficient, Inc. (a)	10	174
Science Applications International Corp.	20	1,488
Sykes Enterprises, Inc. (a)	24	706
TeleTech Holdings, Inc.	24	710
Teradata Corp. (a)	56	1,743
Total System Services, Inc.	30	1,604
Virtusa Corp. (a)	8	242
Visa, Inc. Class A	254	22,573
Western Union Co.	190	3,866
WEX, Inc. (a)	8	828

		228,617

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	24	1,469
Callaway Golf Co.	46	509
Hasbro, Inc.	26	2,596
Mattel, Inc.	118	3,022
Polaris Industries, Inc. (b)	14	1,173
Sturm Ruger & Co., Inc. (b)	2	107
Vista Outdoor, Inc. (a)	22	453

		9,329

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	92	4,864
Bio-Rad Laboratories, Inc. Class A (a)	10	1,993
Bio-Techne Corp.	8	813
Cambrex Corp. (a)	12	661
Charles River Laboratories International, Inc. (a)	6	540
Illumina, Inc. (a)	12	2,048
Luminex Corp.	30	551
Mettler-Toledo International, Inc. (a)	6	2,874
PAREXEL International Corp. (a)	20	1,262
PerkinElmer, Inc.	18	1,045
Thermo Fisher Scientific, Inc.	60	9,216
Waters Corp. (a)	20	3,126

		28,993

MACHINERY — 2.2%
Actuant Corp. Class A	20	527
AGCO Corp.	102	6,138
Albany International Corp. Class A	16	737
Astec Industries, Inc.	10	615

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Barnes Group, Inc.	20	$1,027
Briggs & Stratton Corp.	34	763
Caterpillar, Inc.	409	37,939
Chart Industries, Inc. (a)	28	978
CIRCOR International, Inc.	6	357
Crane Co.	18	1,347
Cummins, Inc.	86	13,003
Deere & Co.	198	21,554
Donaldson Co., Inc.	28	1,275
Dover Corp.	74	5,946
EnPro Industries, Inc.	10	712
ESCO Technologies, Inc.	8	465
Federal Signal Corp.	36	497
Flowserve Corp.	32	1,549
Fortive Corp.	44	2,650
Franklin Electric Co., Inc.	16	689
Graco, Inc.	38	3,577
Greenbrier Cos., Inc.	36	1,552
Harsco Corp. (a)	118	1,504
Hillenbrand, Inc.	26	932
IDEX Corp.	12	1,122
Illinois Tool Works, Inc.	92	12,187
Ingersoll-Rand PLC	100	8,132
ITT, Inc.	46	1,887
John Bean Technologies Corp.	14	1,231
Joy Global, Inc.	148	4,181
Kennametal, Inc.	56	2,197
Lincoln Electric Holdings, Inc.	24	2,085
Lindsay Corp.	2	176
Lydall, Inc. (a)	10	536
Mueller Industries, Inc.	20	685
Nordson Corp.	12	1,474
Oshkosh Corp.	46	3,155
PACCAR, Inc.	168	11,290
Parker-Hannifin Corp.	54	8,657
Pentair PLC	50	3,139
Snap-on, Inc.	12	2,024
SPX Corp. (a)	62	1,503
SPX FLOW, Inc. (a)	36	1,250
Standex International Corp.	4	401
Stanley Black & Decker, Inc.	58	7,706
Tennant Co.	24	1,744
Terex Corp.	82	2,575
Timken Co.	36	1,627
Titan International, Inc.	68	703
Toro Co.	44	2,748
Trinity Industries, Inc.	214	5,682
Wabtec Corp.	22	1,716
Watts Water Technologies, Inc. Class A	14	873
Woodward, Inc.	16	1,087
Xylem, Inc.	38	1,908

		202,014

MARINE — 0.0% (d)
Kirby Corp. (a)	36	2,540
Matson, Inc.	16	508

		3,048

MEDIA — 2.6%
AMC Networks, Inc. Class A (a)	12	704

Cable One, Inc.	2	1,249
CBS Corp. Class B	146	10,127
Cinemark Holdings, Inc.	42	1,862
Comcast Corp. Class A	1,346	50,596
Discovery Communications, Inc. Class A (a)	210	6,109
Discovery Communications, Inc. Class C (a)	200	5,662
EW Scripps Co. Class A (a)	30	703
Gannett Co., Inc.	50	419
Interpublic Group of Cos., Inc.	130	3,194
John Wiley & Sons, Inc. Class A	20	1,076
Live Nation Entertainment, Inc. (a)	56	1,701
Meredith Corp.	24	1,550
New York Times Co. Class A	28	403
News Corp. Class A	533	6,929
News Corp. Class B	150	2,025
Omnicom Group, Inc.	84	7,242
Scholastic Corp.	20	851
Scripps Networks Interactive, Inc. Class A	28	2,194
TEGNA, Inc.	148	3,792
Time Warner, Inc.	284	27,750
Time, Inc.	70	1,355
Twenty-First Century Fox, Inc. Class A	757	24,519
Twenty-First Century Fox, Inc. Class B	695	22,087
Viacom, Inc. Class B	234	10,909
Walt Disney Co.	339	38,439

		233,447

METALS & MINING — 0.9%
AK Steel Holding Corp. (a)	511	3,674
Allegheny Technologies, Inc. (b)	152	2,730
Carpenter Technology Corp.	14	522
Century Aluminum Co. (a)	100	1,269
Commercial Metals Co.	172	3,290
Compass Minerals International, Inc.	10	678
Freeport-McMoRan, Inc. (a)	1,891	25,264
Haynes International, Inc.	4	152
Kaiser Aluminum Corp.	12	959
Materion Corp.	12	403
Newmont Mining Corp.	230	7,581
Nucor Corp.	152	9,077
Olympic Steel, Inc.	10	186
Reliance Steel & Aluminum Co.	62	4,961
Royal Gold, Inc.	12	841
Steel Dynamics, Inc.	114	3,963
Stillwater Mining Co. (a)	38	656
SunCoke Energy, Inc. (a)	32	287
TimkenSteel Corp. (a)	60	1,135
United States Steel Corp.	262	8,858
Worthington Industries, Inc.	32	1,443

		77,929

MULTI-UTILITIES — 1.1%
Ameren Corp.	106	5,786
Avista Corp.	38	1,484
Black Hills Corp.	26	1,728
CenterPoint Energy, Inc.	280	7,720
CMS Energy Corp.	98	4,384
Consolidated Edison, Inc.	150	11,649
Dominion Resources, Inc.	180	13,963
DTE Energy Co.	78	7,964

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MDU Resources Group, Inc.	124	$3,394
NiSource, Inc.	216	5,139
NorthWestern Corp.	22	1,291
Public Service Enterprise Group, Inc.	236	10,467
SCANA Corp.	96	6,274
Sempra Energy	88	9,724
Vectren Corp.	34	1,993
WEC Energy Group, Inc.	60	3,638

		96,598

MULTILINE RETAIL — 0.5%
Big Lots, Inc.	40	1,947
Dollar General Corp.	56	3,905
Dollar Tree, Inc. (a)	52	4,080
Fred’s, Inc. Class A (b)	24	314
JC Penney Co., Inc. (a)	206	1,269
Kohl’s Corp.	160	6,370
Macy’s, Inc.	262	7,766
Nordstrom, Inc. (b)	108	5,030
Target Corp.	254	14,018
Tuesday Morning Corp. (a)	46	172

		44,871

OIL, GAS & CONSUMABLE FUELS — 8.7%
Anadarko Petroleum Corp.	192	11,904
Apache Corp.	56	2,878
Cabot Oil & Gas Corp.	64	1,530
Carrizo Oil & Gas, Inc. (a)	22	631
Chesapeake Energy Corp. (a)	1,140	6,772
Chevron Corp.	1,321	141,836
Cimarex Energy Co.	22	2,629
Concho Resources, Inc. (a)	24	3,080
ConocoPhillips	1,767	88,120
CONSOL Energy, Inc.	254	4,262
Contango Oil & Gas Co. (a)	6	44
Denbury Resources, Inc. (a)	641	1,654
Devon Energy Corp.	451	18,816
Energen Corp. (a)	82	4,464
EOG Resources, Inc.	162	15,803
EQT Corp.	26	1,589
Exxon Mobil Corp.	2,261	185,425
Green Plains, Inc.	40	990
Gulfport Energy Corp. (a)	14	241
Hess Corp.	393	18,947
HollyFrontier Corp.	228	6,462
Kinder Morgan, Inc.	1,324	28,784
Marathon Oil Corp.	1,182	18,676
Marathon Petroleum Corp.	741	37,450
Murphy Oil Corp.	226	6,461
Newfield Exploration Co. (a)	70	2,584
Noble Energy, Inc.	186	6,387
Northern Oil and Gas, Inc. (a) (b)	12	31
Occidental Petroleum Corp.	357	22,619
ONEOK, Inc.	142	7,872
PDC Energy, Inc. (a)	14	873
Phillips 66	383	30,341
Pioneer Natural Resources Co.	20	3,725
QEP Resources, Inc. (a)	210	2,669
Range Resources Corp.	54	1,571
REX American Resources Corp. (a)	14	1,267

SM Energy Co.	124	2,978
Southwestern Energy Co. (a)	689	5,629
Tesoro Corp.	96	7,782
Valero Energy Corp.	659	43,685
Western Refining, Inc.	92	3,226
Williams Cos., Inc.	1,155	34,176
World Fuel Services Corp.	102	3,697
WPX Energy, Inc. (a)	543	7,271

		797,831

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	38	1,015
Clearwater Paper Corp. (a)	16	896
Deltic Timber Corp.	2	156
Domtar Corp.	80	2,922
KapStone Paper and Packaging Corp.	44	1,016
Louisiana-Pacific Corp. (a)	42	1,042
Neenah Paper, Inc.	8	598
PH Glatfelter Co.	30	652
Schweitzer-Mauduit International, Inc.	10	414

		8,711

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	687	3,023
Edgewell Personal Care Co. (a)	16	1,170
Estee Lauder Cos., Inc. Class A	50	4,239
Inter Parfums, Inc.	12	439
Medifast, Inc.	6	266

		9,137

PHARMACEUTICALS — 3.0%
Akorn, Inc. (a)	10	241
Allergan PLC	58	13,857
Bristol-Myers Squibb Co.	250	13,595
Catalent, Inc. (a)	46	1,303
Eli Lilly & Co.	218	18,336
Endo International PLC (a)	58	647
Impax Laboratories, Inc. (a)	6	76
Johnson & Johnson	631	78,591
Lannett Co., Inc. (a) (b)	26	581
Mallinckrodt PLC (a)	38	1,694
Medicines Co. (a)	18	880
Merck & Co., Inc.	976	62,015
Mylan NV (a)	144	5,614
Perrigo Co. PLC	22	1,461
Pfizer, Inc.	2,137	73,107
Prestige Brands Holdings, Inc. (a)	16	889
Zoetis, Inc.	41	2,188

		275,075

PROFESSIONAL SERVICES — 0.2%
CDI Corp. (a)	16	137
CEB, Inc.	6	472
Dun & Bradstreet Corp.	12	1,295
Equifax, Inc.	16	2,188
Exponent, Inc.	8	476
FTI Consulting, Inc. (a)	20	823
Heidrick & Struggles International, Inc.	8	211
Insperity, Inc.	14	1,241
Kelly Services, Inc. Class A	30	656
Korn/Ferry International	22	693

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ManpowerGroup, Inc.	58	$5,949
Navigant Consulting, Inc. (a)	22	503
Nielsen Holdings PLC	66	2,726
On Assignment, Inc. (a)	14	679
Resources Connection, Inc.	14	235
Robert Half International, Inc.	26	1,270
TrueBlue, Inc. (a)	18	492
Verisk Analytics, Inc. (a)	24	1,947
WageWorks, Inc. (a)	10	723

		22,716

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Acadia Realty Trust	14	421
Agree Realty Corp. REIT	20	959
Alexandria Real Estate Equities, Inc.	18	1,989
American Assets Trust, Inc. REIT	20	837
American Campus Communities, Inc.	18	857
American Tower Corp. REIT	34	4,132
Apartment Investment & Management Co. Class A REIT.	32	1,419
AvalonBay Communities, Inc. REIT	26	4,773
Boston Properties, Inc. REIT	22	2,913
Camden Property Trust	22	1,770
Capstead Mortgage Corp. REIT	100	1,054
Care Capital Properties, Inc.	118	3,171
CareTrust REIT, Inc.	12	202
Cedar Realty Trust, Inc.	40	201
CoreSite Realty Corp. REIT	4	360
Corporate Office Properties Trust	28	927
Crown Castle International Corp. REIT	60	5,667
DiamondRock Hospitality Co.	64	714
Douglas Emmett, Inc.	32	1,229
Duke Realty Corp.	76	1,996
EastGroup Properties, Inc.	8	588
EPR Properties	16	1,178
Equinix, Inc. REIT	6	2,402
Equity Residential REIT	76	4,729
Essex Property Trust, Inc. REIT	10	2,315
Extra Space Storage, Inc. REIT	20	1,488
Federal Realty Investment Trust REIT	8	1,068
Four Corners Property Trust, Inc. REIT	24	548
Franklin Street Properties Corp. REIT	52	631
GEO Group, Inc. REIT	36	1,669
Getty Realty Corp.	30	758
GGP, Inc. REIT	176	4,080
Government Properties Income Trust REIT	34	712
HCP, Inc. REIT	222	6,944
Healthcare Realty Trust, Inc. REIT	32	1,040
Highwoods Properties, Inc.	30	1,474
Hospitality Properties Trust	120	3,784
Host Hotels & Resorts, Inc. REIT	300	5,598
Iron Mountain, Inc. REIT	108	3,852
Kilroy Realty Corp. REIT	18	1,297
Kimco Realty Corp. REIT	96	2,121
Kite Realty Group Trust REIT	8	172
Lamar Advertising Co. Class A	20	1,495
LaSalle Hotel Properties	90	2,605
Lexington Realty Trust REIT	54	539
Liberty Property Trust REIT	52	2,005

Life Storage, Inc. REIT	10	821
LTC Properties, Inc.	12	575
Macerich Co. REIT	34	2,190
Mack-Cali Realty Corp. REIT	38	1,024
Medical Properties Trust, Inc. REIT	64	825
Mid-America Apartment Communities, Inc. REIT	24	2,442
National Retail Properties, Inc.	42	1,832
Omega Healthcare Investors, Inc.	58	1,913
Pennsylvania Real Estate Investment Trust	26	394
Potlatch Corp. REIT	18	823
Prologis, Inc. REIT	98	5,084
PS Business Parks, Inc. REIT	8	918
Public Storage REIT	22	4,816
Rayonier, Inc.	58	1,644
Realty Income Corp. REIT	46	2,738
Regency Centers Corp.	30	1,992
Sabra Health Care REIT, Inc.	24	670
Saul Centers, Inc. REIT	6	370
Senior Housing Properties Trust	160	3,240
Simon Property Group, Inc. REIT	46	7,913
SL Green Realty Corp. REIT	24	2,559
Tanger Factory Outlet Centers, Inc.	14	459
Taubman Centers, Inc.	12	792
UDR, Inc. REIT	56	2,030
Universal Health Realty Income Trust REIT	6	387
Urban Edge Properties	26	684
Urstadt Biddle Properties, Inc. Class A, REIT	14	288
Ventas, Inc. REIT	92	5,984
Vornado Realty Trust REIT	32	3,210
Washington Prime Group, Inc. REIT	260	2,259
Weingarten Realty Investors REIT	38	1,269
Welltower, Inc. REIT	100	7,082
Weyerhaeuser Co. REIT	144	4,893

		164,803

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	18	801
CBRE Group, Inc. Class A (a)	116	4,036
Forestar Group, Inc. (a)	12	164
HFF, Inc. Class A	18	498
Jones Lang LaSalle, Inc.	12	1,337

		6,836

ROAD & RAIL — 0.9%
ArcBest Corp.	18	468
CSX Corp.	419	19,504
Genesee & Wyoming, Inc. Class A (a)	24	1,629
Heartland Express, Inc.	18	361
JB Hunt Transport Services, Inc.	30	2,752
Kansas City Southern	26	2,230
Knight Transportation, Inc.	26	815
Landstar System, Inc.	10	856
Norfolk Southern Corp.	138	15,452
Old Dominion Freight Line, Inc.	24	2,054
Ryder System, Inc.	38	2,867
Saia, Inc. (a)	10	443
Union Pacific Corp.	292	30,929
Werner Enterprises, Inc.	28	733

		81,093

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc. (a)	16	$1,097
Advanced Micro Devices, Inc. (a)	405	5,893
Analog Devices, Inc.	80	6,556
Applied Materials, Inc.	254	9,881
Broadcom, Ltd.	36	7,882
Brooks Automation, Inc.	24	538
Cabot Microelectronics Corp.	8	613
CEVA, Inc. (a)	4	142
Cirrus Logic, Inc. (a)	18	1,092
Cohu, Inc.	10	185
Cree, Inc. (a)	24	641
Cypress Semiconductor Corp.	96	1,321
Diodes, Inc. (a)	16	385
DSP Group, Inc. (a)	12	144
Exar Corp. (a)	12	156
First Solar, Inc. (a) (b)	46	1,247
Integrated Device Technology, Inc. (a)	12	284
Intel Corp.	1,927	69,507
KLA-Tencor Corp.	38	3,613
Kopin Corp. (a)	20	82
Kulicke & Soffa Industries, Inc. (a)	32	650
Lam Research Corp.	32	4,107
Microchip Technology, Inc.	52	3,836
Micron Technology, Inc. (a)	1,484	42,888
Microsemi Corp. (a)	24	1,237
MKS Instruments, Inc.	18	1,237
Monolithic Power Systems, Inc.	10	921
Nanometrics, Inc. (a)	8	244
NVIDIA Corp.	115	12,527
Power Integrations, Inc.	6	394
Qorvo, Inc. (a)	30	2,057
QUALCOMM, Inc.	649	37,214
Rudolph Technologies, Inc. (a)	12	269
Semtech Corp. (a)	16	541
Silicon Laboratories, Inc. (a)	10	735
Skyworks Solutions, Inc.	28	2,743
Synaptics, Inc. (a)	10	495
Teradyne, Inc.	72	2,239
Texas Instruments, Inc.	192	15,467
Ultratech, Inc. (a)	6	178
Veeco Instruments, Inc. (a)	22	657
Versum Materials, Inc. (a)	30	918
Xilinx, Inc.	74	4,284
Xperi Corp.	20	679

		247,776

SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	24	513
Activision Blizzard, Inc.	196	9,773
Adobe Systems, Inc. (a)	68	8,849
ANSYS, Inc. (a)	18	1,924
Autodesk, Inc. (a)	30	2,594
Blackbaud, Inc.	6	460
Bottomline Technologies de, Inc. (a)	6	142
CA, Inc.	218	6,915
Cadence Design Systems, Inc. (a)	62	1,947
CDK Global, Inc.	16	1,040
Citrix Systems, Inc. (a)	38	3,169

CommVault Systems, Inc. (a)	6	305
Ebix, Inc. (b)	8	490
Electronic Arts, Inc. (a)	46	4,118
Fair Isaac Corp.	8	1,032
Fortinet, Inc. (a)	26	997
Intuit, Inc.	40	4,640
Manhattan Associates, Inc. (a)	6	312
Microsoft Corp.	1,516	99,844
MicroStrategy, Inc. Class A (a)	2	376
Monotype Imaging Holdings, Inc.	10	201
Oracle Corp.	1,102	49,160
Progress Software Corp.	20	581
PTC, Inc. (a)	26	1,366
Red Hat, Inc. (a)	30	2,595
salesforce.com, Inc. (a)	62	5,114
Symantec Corp.	278	8,529
Synchronoss Technologies, Inc. (a)	6	146
Synopsys, Inc. (a)	36	2,597
Take-Two Interactive Software, Inc. (a)	24	1,422
TiVo Corp.	28	525
Tyler Technologies, Inc. (a)	6	927
VASCO Data Security International, Inc. (a)	32	432

		223,035

SPECIALTY RETAIL — 1.9%
Aaron’s, Inc.	26	773
Abercrombie & Fitch Co. Class A	46	549
Advance Auto Parts, Inc.	14	2,076
American Eagle Outfitters, Inc.	94	1,319
Asbury Automotive Group, Inc. (a)	20	1,202
Ascena Retail Group, Inc. (a)	182	775
AutoNation, Inc. (a)	100	4,229
AutoZone, Inc. (a)	6	4,338
Barnes & Noble Education, Inc. (a)	26	249
Barnes & Noble, Inc.	42	388
Bed Bath & Beyond, Inc.	110	4,341
Best Buy Co., Inc.	389	19,119
Big 5 Sporting Goods Corp.	18	272
Buckle, Inc. (b)	14	260
Cabela’s, Inc. (a)	42	2,231
Caleres, Inc.	20	528
CarMax, Inc. (a)	58	3,435
Cato Corp. Class A	12	263
Chico’s FAS, Inc.	52	738
Children’s Place, Inc.	12	1,441
CST Brands, Inc.	56	2,693
Dick’s Sporting Goods, Inc.	60	2,920
Finish Line, Inc. Class A	20	285
Foot Locker, Inc.	44	3,292
Francesca’s Holdings Corp. (a)	36	553
GameStop Corp. Class A	146	3,292
Gap, Inc.	316	7,676
Genesco, Inc. (a)	10	554
Group 1 Automotive, Inc.	32	2,371
Guess?, Inc.	84	937
Haverty Furniture Cos., Inc.	14	341
Hibbett Sports, Inc. (a)	6	177
Home Depot, Inc.	232	34,065
Kirkland’s, Inc. (a)	8	99
L Brands, Inc.	48	2,261

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Lithia Motors, Inc. Class A	12	$1,028
Lowe’s Cos., Inc.	212	17,428
MarineMax, Inc. (a)	26	563
Monro Muffler Brake, Inc.	6	313
Murphy USA, Inc. (a)	58	4,258
O’Reilly Automotive, Inc. (a)	20	5,397
Office Depot, Inc.	318	1,483
Rent-A-Center, Inc.	70	621
Ross Stores, Inc.	60	3,952
Select Comfort Corp. (a)	12	297
Signet Jewelers, Ltd.	16	1,108
Sonic Automotive, Inc. Class A	40	802
Staples, Inc.	905	7,937
Stein Mart, Inc.	30	90
Tailored Brands, Inc.	72	1,076
Tiffany & Co.	26	2,478
TJX Cos., Inc.	122	9,648
Tractor Supply Co.	20	1,379
Urban Outfitters, Inc. (a)	44	1,045
Vitamin Shoppe, Inc. (a)	8	161
Williams-Sonoma, Inc.	30	1,609
Zumiez, Inc. (a)	6	110

		172,825

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Apple, Inc.	1,494	214,628
Diebold Nixdorf, Inc.	28	860
Electronics For Imaging, Inc. (a)	22	1,074
Hewlett Packard Enterprise Co.	801	18,984
HP, Inc.	2,420	43,270
NCR Corp. (a)	66	3,015
NetApp, Inc.	118	4,938
Seagate Technology PLC	431	19,796
Super Micro Computer, Inc. (a)	12	304
Western Digital Corp.	244	20,137
Xerox Corp.	803	5,894

		332,900

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter’s, Inc.	6	539
Coach, Inc.	102	4,215
Crocs, Inc. (a)	24	170
Deckers Outdoor Corp. (a)	12	717
Fossil Group, Inc. (a)	38	663
G-III Apparel Group, Ltd. (a)	20	438
Hanesbrands, Inc.	72	1,495
Iconix Brand Group, Inc. (a)	132	992
Kate Spade & Co. (a)	30	697
Michael Kors Holdings, Ltd. (a)	44	1,677
Movado Group, Inc.	8	199
NIKE, Inc. Class B	196	10,923
Oxford Industries, Inc.	4	229
Perry Ellis International, Inc. (a)	12	258
PVH Corp.	30	3,104
Ralph Lauren Corp.	48	3,918
Skechers U.S.A., Inc. Class A (a)	24	659
Steven Madden, Ltd. (a)	14	540
Under Armour, Inc. Class A (a) (b)	16	316
Under Armour, Inc. Class C (a)	16	293
Unifi, Inc. (a)	36	1,022
VF Corp.	100	5,497

Wolverine World Wide, Inc.	32	799

		39,360

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,805
Bank Mutual Corp.	32	301
BofI Holding, Inc. (a) (b)	24	627
Dime Community Bancshares, Inc.	18	365
New York Community Bancorp, Inc.	226	3,157
Northwest Bancshares, Inc.	44	741
Oritani Financial Corp.	12	204
Provident Financial Services, Inc.	32	827
TrustCo Bank Corp. NY	50	393
Washington Federal, Inc.	48	1,589

		10,009

TOBACCO — 0.9%
Altria Group, Inc.	361	25,783
Philip Morris International, Inc.	371	41,886
Reynolds American, Inc.	186	11,722
Universal Corp.	26	1,839

		81,230

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	16	990
DXP Enterprises, Inc. (a)	14	530
Fastenal Co.	82	4,223
GATX Corp. (b)	58	3,536
Kaman Corp.	10	481
MSC Industrial Direct Co., Inc. Class A	12	1,233
NOW, Inc. (a)	44	746
United Rentals, Inc. (a)	62	7,753
Veritiv Corp. (a)	4	207
W.W. Grainger, Inc.	18	4,190
Watsco, Inc.	14	2,005

		25,894

WATER UTILITIES — 0.1%
American States Water Co.	16	709
American Water Works Co., Inc.	40	3,111
Aqua America, Inc.	60	1,929

		5,749

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	24	456
Telephone & Data Systems, Inc.	138	3,658

		4,114

TOTAL COMMON STOCKS (Cost $8,446,383)		9,085,225

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	27,934	27,934
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	16,047	16,047

TOTAL SHORT-TERM INVESTMENTS (Cost $43,981)		43,981

TOTAL INVESTMENTS — 100.1% (Cost $8,490,364)		9,129,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(7,482)

NET ASSETS — 100.0%		$9,121,724

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$189,581	$—	$—	$189,581
Air Freight & Logistics	52,201	—	—	52,201
Airlines	70,134	—	—	70,134
Auto Components	25,562	—	—	25,562
Automobiles	142,255	—	—	142,255
Banks	1,130,435	—	—	1,130,435
Beverages	79,622	—	—	79,622
Biotechnology	88,191	—	—	88,191
Building Products	27,664	—	—	27,664
Capital Markets	315,984	—	—	315,984
Chemicals	196,426	—	—	196,426
Commercial Services & Supplies	46,471	—	—	46,471
Communications Equipment	85,760	—	—	85,760
Construction & Engineering	28,776	—	—	28,776
Construction Materials	6,262	—	—	6,262
Consumer Finance	103,227	—	—	103,227
Containers & Packaging	44,859	—	—	44,859
Distributors	10,897	—	—	10,897
Diversified Consumer Services	12,297	—	—	12,297
Diversified Financial Services	179,960	—	—	179,960
Diversified Telecommunication Services	232,898	—	—	232,898
Electric Utilities	194,634	—	—	194,634
Electrical Equipment	48,862	—	—	48,862
Electronic Equipment, Instruments & Components	102,505	—	—	102,505
Energy Equipment & Services	149,099	—	—	149,099
Equity Real Estate Investment Trusts (REITs)	2,898	—	—	2,898
Food & Staples Retailing.	285,040	—	—	285,040
Food Products	145,311	—	—	145,311
Gas Utilities.	24,363	—	—	24,363
Health Care Equipment & Supplies	131,040	—	—	131,040
Health Care Providers & Services	301,125	—	—	301,125
Health Care Technology	4,596	—	—	4,596
Hotels, Restaurants & Leisure	107,608	—	—	107,608
Household Durables	50,039	—	—	50,039
Household Products	96,213	—	—	96,213
Independent Power Producers & Energy Traders	14,452	—	—	14,452
Industrial Conglomerates	111,297	—	—	111,297
Insurance	493,313	—	—	493,313
Internet & Catalog Retail	76,882	—	—	76,882
Internet Software & Services	242,546	—	—	242,546
IT Services	228,617	—	—	228,617
Leisure Equipment & Products	9,329	—	—	9,329

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Life Sciences Tools & Services	$28,993	$—	$—	$28,993
Machinery	202,014	—	—	202,014
Marine	3,048	—	—	3,048
Media	233,447	—	—	233,447
Metals & Mining	77,929	—	—	77,929
Multi-Utilities	96,598	—	—	96,598
Multiline Retail	44,871	—	—	44,871
Oil, Gas & Consumable Fuels	797,831	—	—	797,831
Paper & Forest Products	8,711	—	—	8,711
Personal Products	9,137	—	—	9,137
Pharmaceuticals	275,075	—	—	275,075
Professional Services	22,716	—	—	22,716
Real Estate Investment Trusts (REITs)	164,803	—	—	164,803
Real Estate Management & Development	6,836	—	—	6,836
Road & Rail.	81,093	—	—	81,093
Semiconductors & Semiconductor Equipment	247,776	—	—	247,776
Software	223,035	—	—	223,035
Specialty Retail	172,825	—	—	172,825
Technology Hardware, Storage & Peripherals	332,900	—	—	332,900
Textiles, Apparel & Luxury Goods	39,360	—	—	39,360
Thrifts & Mortgage Finance	10,009	—	—	10,009
Tobacco.	81,230	—	—	81,230
Trading Companies & Distributors	25,894	—	—	25,894
Water Utilities	5,749	—	—	5,749
Wireless Telecommunication Services	4,114	—	—	4,114
Short-Term Investments	43,981	—	—	43,981

TOTAL INVESTMENTS	$9,129,206	$—	$—	$9,129,206

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Corp.	72	$3,882	72	—	144	$11,464	$137
State Street Institutional Liquid Reserves Fund, Premier Class	13,279	13,279	58,353	71,632	—	—	22
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	137,649	109,715	27,934	27,934	53
State Street Navigator Securities Lending Government Money Market Portfolio*	736,824	736,824	1,597,652	2,318,429	16,047	16,047	768

TOTAL		$753,985				$55,445	$980

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.8%
AAR Corp.	43	$1,446
Aerojet Rocketdyne Holdings, Inc. (a)	66	1,432
Arconic, Inc.	78	2,055
B/E Aerospace, Inc.	125	8,014
Boeing Co.	542	95,858
Cubic Corp.	6	317
Curtiss-Wright Corp.	52	4,746
Engility Holdings, Inc. (a)	3	87
Esterline Technologies Corp. (a)	11	947
General Dynamics Corp.	271	50,731
Huntington Ingalls Industries, Inc.	54	10,813
KLX, Inc. (a)	66	2,950
L3 Technologies, Inc.	74	12,231
Lockheed Martin Corp.	192	51,379
Mercury Systems, Inc. (a)	52	2,031
Moog, Inc. Class A (a)	37	2,492
Northrop Grumman Corp.	160	38,054
Orbital ATK, Inc.	10	980
Raytheon Co.	144	21,960
Rockwell Collins, Inc.	74	7,190
TASER International, Inc. (a)	60	1,367
Teledyne Technologies, Inc. (a)	38	4,805
Textron, Inc.	293	13,944
TransDigm Group, Inc.	35	7,706
Triumph Group, Inc.	12	309
United Technologies Corp.	673	75,517

		419,361

AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	27	1,497
C.H. Robinson Worldwide, Inc.	79	6,106
Expeditors International of Washington, Inc.	112	6,327
FedEx Corp.	263	51,325
Forward Air Corp.	30	1,427
Hub Group, Inc. Class A (a)	41	1,902
United Parcel Service, Inc. Class B	606	65,024

		133,608

AIRLINES — 0.7%
Alaska Air Group, Inc.	110	10,144
Allegiant Travel Co.	1	160
American Airlines Group, Inc.	357	15,101
Delta Air Lines, Inc.	362	16,638
Hawaiian Holdings, Inc. (a)	69	3,205
JetBlue Airways Corp. (a)	80	1,649
SkyWest, Inc.	63	2,158
Southwest Airlines Co.	583	31,342
United Continental Holdings, Inc. (a)	349	24,653

		105,050

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	99	1,859
BorgWarner, Inc.	205	8,567
Cooper-Standard Holdings, Inc. (a)	23	2,551
Dana, Inc.	190	3,669
Delphi Automotive PLC	81	6,520
Dorman Products, Inc. (a)	29	2,382
Gentex Corp.	333	7,103

Gentherm, Inc. (a)	4	157
Goodyear Tire & Rubber Co.	94	3,384
LCI Industries	32	3,194
Standard Motor Products, Inc.	15	737
Superior Industries International, Inc.	3	76

		40,199

AUTOMOBILES — 0.5%
Ford Motor Co.	900	10,476
General Motors Co.	1,131	39,992
Harley-Davidson, Inc.	204	12,342
Thor Industries, Inc.	62	5,960
Winnebago Industries, Inc.	33	965

		69,735

BANKS — 10.5%
Ameris Bancorp	45	2,075
Associated Banc-Corp.	174	4,246
Banc of California, Inc.	64	1,325
BancorpSouth, Inc.	107	3,237
Bank of America Corp.	12,226	288,411
Bank of Hawaii Corp.	53	4,365
Bank of the Ozarks, Inc.	65	3,381
Banner Corp.	20	1,113
BB&T Corp.	926	41,392
Boston Private Financial Holdings, Inc.	69	1,132
Brookline Bancorp, Inc.	124	1,941
Cardinal Financial Corp.	46	1,377
Cathay General Bancorp	79	2,977
Central Pacific Financial Corp.	37	1,130
Chemical Financial Corp.	87	4,450
Citigroup, Inc.	3,002	179,580
Citizens Financial Group, Inc.	653	22,561
City Holding Co.	6	387
Columbia Banking System, Inc.	46	1,794
Comerica, Inc.	221	15,156
Commerce Bancshares, Inc.	102	5,728
Community Bank System, Inc.	49	2,694
Cullen/Frost Bankers, Inc.	73	6,495
CVB Financial Corp.	169	3,733
East West Bancorp, Inc.	176	9,083
Fifth Third Bancorp	963	24,460
First BanCorp (a)	57	322
First Commonwealth Financial Corp.	123	1,631
First Financial Bancorp	84	2,306
First Financial Bankshares, Inc. (b)	84	3,368
First Horizon National Corp.	288	5,328
First Midwest Bancorp, Inc.	68	1,610
FNB Corp.	326	4,848
Fulton Financial Corp.	244	4,355
Glacier Bancorp, Inc.	93	3,155
Great Western Bancorp, Inc.	61	2,587
Hancock Holding Co.	87	3,963
Hanmi Financial Corp.	36	1,107
Home BancShares, Inc.	146	3,952
Hope Bancorp, Inc.	151	2,895
Huntington Bancshares, Inc.	1,316	17,621
Independent Bank Corp.	33	2,145
International Bancshares Corp.	77	2,726
JPMorgan Chase & Co.	4,095	359,705
KeyCorp	1,378	24,501

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

LegacyTexas Financial Group, Inc.	56	$2,234
M&T Bank Corp.	177	27,387
MB Financial, Inc.	70	2,997
NBT Bancorp, Inc.	53	1,965
Old National Bancorp	171	2,967
PacWest Bancorp	147	7,829
People’s United Financial, Inc.	321	5,842
Pinnacle Financial Partners, Inc.	50	3,322
PNC Financial Services Group, Inc.	492	59,158
PrivateBancorp, Inc.	91	5,403
Prosperity Bancshares, Inc.	90	6,274
Regions Financial Corp.	1,571	22,827
S&T Bancorp, Inc.	44	1,522
ServisFirst Bancshares, Inc.	52	1,892
Signature Bank (a)	20	2,968
Simmons First National Corp. Class A	34	1,875
Southside Bancshares, Inc.	33	1,108
Sterling Bancorp	163	3,863
SunTrust Banks, Inc.	593	32,793
SVB Financial Group (a)	67	12,468
Synovus Financial Corp.	127	5,210
TCF Financial Corp.	224	3,812
Texas Capital Bancshares, Inc. (a)	64	5,341
Tompkins Financial Corp.	16	1,289
Trustmark Corp.	90	2,861
UMB Financial Corp.	53	3,991
Umpqua Holdings Corp.	230	4,080
United Bankshares, Inc. (b)	90	3,802
United Community Banks, Inc.	95	2,631
US Bancorp	1,509	77,713
Valley National Bancorp	258	3,044
Webster Financial Corp.	119	5,955
Wells Fargo & Co.	2,207	122,842
Westamerica Bancorporation	29	1,619
Wintrust Financial Corp.	68	4,700
Zions Bancorp	262	11,004

		1,548,936

BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	4	579
Brown-Forman Corp. Class B	31	1,432
Coca-Cola Co.	382	16,212
Constellation Brands, Inc. Class A	30	4,862
Dr. Pepper Snapple Group, Inc.	19	1,860
Molson Coors Brewing Co. Class B	67	6,413
Monster Beverage Corp. (a)	43	1,985
PepsiCo, Inc.	514	57,496

		90,839

BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	994	64,769
Acorda Therapeutics, Inc. (a)	10	210
Alexion Pharmaceuticals, Inc. (a)	7	849
Amgen, Inc.	73	11,977
Biogen, Inc. (a)	36	9,843
Bioverativ, Inc. (a)	18	980
Celgene Corp. (a)	430	53,505
Emergent BioSolutions, Inc. (a)	38	1,104
Gilead Sciences, Inc.	44	2,988
Ligand Pharmaceuticals, Inc. (a)	13	1,376

MiMedx Group, Inc. (a) (b)	122	1,163
Momenta Pharmaceuticals, Inc. (a)	59	788
Regeneron Pharmaceuticals, Inc. (a)	2	775
Repligen Corp. (a)	4	141
Spectrum Pharmaceuticals, Inc. (a)	15	97
United Therapeutics Corp. (a)	24	3,249
Vertex Pharmaceuticals, Inc. (a)	8	875

		154,689

BUILDING PRODUCTS — 0.6%
AAON, Inc.	40	1,414
Allegion PLC	30	2,271
American Woodmark Corp. (a)	17	1,561
AO Smith Corp.	169	8,646
Apogee Enterprises, Inc.	32	1,908
Fortune Brands Home & Security, Inc.	68	4,138
Gibraltar Industries, Inc. (a)	15	618
Griffon Corp.	15	370
Johnson Controls International PLC	886	37,318
Lennox International, Inc.	44	7,361
Masco Corp.	229	7,784
Patrick Industries, Inc. (a)	20	1,418
Quanex Building Products Corp.	33	668
Simpson Manufacturing Co., Inc.	55	2,370
Trex Co., Inc. (a)	39	2,706
Universal Forest Products, Inc.	21	2,069

		82,620

CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc.	21	3,443
Ameriprise Financial, Inc.	140	18,155
Bank of New York Mellon Corp.	1,000	47,230
BlackRock, Inc.	99	37,968
CBOE Holdings, Inc.	25	2,027
Charles Schwab Corp.	1,455	59,379
CME Group, Inc.	343	40,748
Donnelley Financial Solutions, Inc. (a)	7	135
E*TRADE Financial Corp. (a)	315	10,990
Eaton Vance Corp.	132	5,935
Evercore Partners, Inc. Class A	49	3,817
FactSet Research Systems, Inc.	10	1,649
Federated Investors, Inc. Class B	69	1,817
Financial Engines, Inc.	32	1,394
Franklin Resources, Inc.	195	8,217
Goldman Sachs Group, Inc.	445	102,225
Greenhill & Co., Inc.	8	234
Interactive Brokers Group, Inc. Class A	17	590
Intercontinental Exchange, Inc.	215	12,872
Invesco, Ltd.	124	3,798
Investment Technology Group, Inc.	42	851
Janus Capital Group, Inc.	14	185
Legg Mason, Inc.	18	650
MarketAxess Holdings, Inc.	34	6,375
Moody’s Corp.	50	5,602
Morgan Stanley	1,832	78,483
MSCI, Inc.	54	5,248
Nasdaq, Inc.	43	2,986
Northern Trust Corp.	244	21,126
Piper Jaffray Cos.	12	766
Raymond James Financial, Inc.	154	11,744

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

S&P Global, Inc.	229	$29,939
SEI Investments Co.	121	6,103
State Street Corp. (c)	391	31,128
Stifel Financial Corp. (a)	78	3,915
T Rowe Price Group, Inc.	89	6,065
WisdomTree Investments, Inc.	34	309

		574,098

CHEMICALS — 2.7%
A Schulman, Inc.	15	472
AdvanSix, Inc. (a)	25	683
Air Products & Chemicals, Inc.	178	24,082
Albemarle Corp.	146	15,423
American Vanguard Corp.	30	498
Ashland Global Holdings, Inc.	35	4,333
Balchem Corp.	28	2,308
Cabot Corp.	60	3,595
CF Industries Holdings, Inc.	88	2,583
Chemours Co.	238	9,163
Dow Chemical Co.	1,205	76,566
E.I. du Pont de Nemours & Co.	935	75,109
Eastman Chemical Co.	131	10,585
Ecolab, Inc.	96	12,033
Flotek Industries, Inc. (a) (b)	56	716
FMC Corp.	172	11,969
Hawkins, Inc.	3	147
HB Fuller Co.	56	2,887
Ingevity Corp. (a)	55	3,347
Innophos Holdings, Inc.	9	486
Innospec, Inc.	26	1,683
International Flavors & Fragrances, Inc.	14	1,855
Koppers Holdings, Inc. (a)	6	254
Kraton Corp. (a)	30	928
LSB Industries, Inc. (a) (b)	15	141
LyondellBasell Industries NV Class A	165	15,046
Minerals Technologies, Inc.	37	2,834
Monsanto Co.	272	30,790
Mosaic Co.	312	9,104
NewMarket Corp.	7	3,173
Olin Corp.	204	6,705
PolyOne Corp.	31	1,057
PPG Industries, Inc.	44	4,623
Praxair, Inc.	196	23,246
Quaker Chemical Corp.	20	2,633
Rayonier Advanced Materials, Inc.	1	13
RPM International, Inc.	138	7,594
Scotts Miracle-Gro Co.	56	5,230
Sensient Technologies Corp.	44	3,487
Sherwin-Williams Co.	24	7,445
Stepan Co.	12	946
Tredegar Corp.	29	509
Valspar Corp.	70	7,766

		394,047

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	81	3,532
Brady Corp. Class A	58	2,242
Brink’s Co.	58	3,100
Cintas Corp.	84	10,629
Clean Harbors, Inc. (a)	33	1,836

Copart, Inc. (a)	130	8,051
Deluxe Corp.	48	3,464
Healthcare Services Group, Inc.	39	1,681
Herman Miller, Inc.	29	915
HNI Corp.	59	2,719
Interface, Inc.	62	1,181
LSC Communications, Inc.	7	176
Matthews International Corp. Class A	41	2,774
Mobile Mini, Inc.	4	122
MSA Safety, Inc.	41	2,898
Pitney Bowes, Inc.	34	446
Republic Services, Inc.	225	14,132
Rollins, Inc.	93	3,453
RR Donnelley & Sons Co.	20	242
Stericycle, Inc. (a)	8	663
Team, Inc. (a)	42	1,136
Tetra Tech, Inc.	68	2,778
UniFirst Corp.	14	1,980
US Ecology, Inc.	28	1,312
Viad Corp.	35	1,582
Waste Management, Inc.	412	30,043

		103,087

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	57	1,183
ARRIS International PLC (a)	123	3,253
Bel Fuse, Inc. Class B	3	77
Black Box Corp.	3	27
Brocade Communications Systems, Inc.	495	6,178
CalAmp Corp. (a)	41	688
Ciena Corp. (a)	146	3,447
Cisco Systems, Inc.	4,737	160,110
F5 Networks, Inc. (a)	80	11,406
Harmonic, Inc. (a)	128	762
Harris Corp.	86	9,569
InterDigital, Inc.	45	3,883
Ixia (a)	41	806
Juniper Networks, Inc.	290	8,071
Lumentum Holdings, Inc. (a)	52	2,774
Motorola Solutions, Inc.	147	12,674
NETGEAR, Inc. (a)	49	2,428
NetScout Systems, Inc. (a)	109	4,136
Plantronics, Inc.	19	1,028
ViaSat, Inc. (a)	17	1,085
Viavi Solutions, Inc. (a)	262	2,809

		236,394

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	149	5,303
Aegion Corp. (a)	33	756
Comfort Systems USA, Inc.	8	293
Dycom Industries, Inc. (a)	19	1,766
EMCOR Group, Inc.	67	4,218
Fluor Corp.	97	5,104
Granite Construction, Inc.	43	2,158
Jacobs Engineering Group, Inc.	150	8,292
KBR, Inc.	114	1,713
Orion Group Holdings, Inc. (a)	9	67
Quanta Services, Inc. (a)	197	7,311
Valmont Industries, Inc.	23	3,577

		40,558

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	63	$6,120
Headwaters, Inc. (a)	90	2,113
Martin Marietta Materials, Inc.	81	17,678
US Concrete, Inc. (a)	18	1,162
Vulcan Materials Co.	143	17,229

		44,302

CONSUMER FINANCE — 1.2%
American Express Co.	777	61,468
Capital One Financial Corp.	488	42,290
Discover Financial Services	502	34,332
Enova International, Inc. (a)	13	193
Firstcash, Inc.	44	2,163
Green Dot Corp. Class A (a)	58	1,935
Navient Corp.	393	5,801
PRA Group, Inc. (a)	27	895
SLM Corp. (a)	556	6,728
Synchrony Financial	743	25,485
World Acceptance Corp. (a)	11	569

		181,859

CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	12	924
Avery Dennison Corp.	57	4,594
Ball Corp.	87	6,461
Bemis Co., Inc.	18	879
Greif, Inc. Class A	40	2,204
International Paper Co.	524	26,609
Myers Industries, Inc.	30	475
Owens-Illinois, Inc. (a)	160	3,261
Packaging Corp. of America	120	10,994
Sealed Air Corp.	97	4,227
Silgan Holdings, Inc.	6	356
Sonoco Products Co.	101	5,345
WestRock Co.	321	16,702

		83,031

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	10	312
Genuine Parts Co.	74	6,838
LKQ Corp. (a)	134	3,922
Pool Corp.	41	4,893

		15,965

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)	3	69
Capella Education Co.	3	255
Career Education Corp. (a)	3	26
DeVry Education Group, Inc.	73	2,588
Graham Holdings Co. Class B	1	599
H&R Block, Inc.	7	163
Regis Corp. (a)	27	316
Service Corp. International	123	3,798
Sotheby’s (a)	43	1,956

		9,770

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	1,552	258,687
Leucadia National Corp.	354	9,204

		267,891

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	4,628	192,293
ATN International, Inc.	6	422
CenturyLink, Inc.	94	2,216
Cincinnati Bell, Inc. (a)	49	867
Cogent Communications Holdings, Inc.	39	1,679
Consolidated Communications Holdings, Inc.	49	1,148
Frontier Communications Corp. (b)	211	451
General Communication, Inc. Class A (a)	6	125
Level 3 Communications, Inc. (a)	164	9,384
Verizon Communications, Inc.	1,461	71,224

		279,809

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	41	2,776
Alliant Energy Corp.	144	5,704
American Electric Power Co., Inc.	146	9,801
Duke Energy Corp.	203	16,648
Edison International	203	16,161
El Paso Electric Co.	46	2,323
Entergy Corp.	66	5,013
Eversource Energy	95	5,584
Exelon Corp.	754	27,129
FirstEnergy Corp.	46	1,464
Great Plains Energy, Inc.	35	1,023
Hawaiian Electric Industries, Inc.	82	2,731
IDACORP, Inc.	33	2,738
NextEra Energy, Inc.	168	21,566
OGE Energy Corp.	166	5,807
PG&E Corp.	249	16,523
Pinnacle West Capital Corp.	78	6,504
PNM Resources, Inc.	38	1,406
PPL Corp.	115	4,300
Southern Co.	226	11,250
Westar Energy, Inc.	136	7,381
Xcel Energy, Inc.	185	8,223

		182,055

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	22	4,488
AMETEK, Inc.	40	2,163
AZZ, Inc.	38	2,261
Eaton Corp. PLC	457	33,887
Emerson Electric Co.	525	31,426
Encore Wire Corp.	6	276
EnerSys	57	4,500
General Cable Corp.	102	1,831
Hubbell, Inc.	43	5,162
Powell Industries, Inc.	6	207
Regal Beloit Corp.	22	1,664
Rockwell Automation, Inc.	147	22,889

		110,754

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Agilysys, Inc. (a)	3	28
Amphenol Corp. Class A	313	22,276
Anixter International, Inc. (a)	38	3,013
Arrow Electronics, Inc. (a)	92	6,754
Avnet, Inc.	90	4,118
Badger Meter, Inc.	12	441

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Belden, Inc.	55	$3,805
Benchmark Electronics, Inc. (a)	59	1,876
Cognex Corp.	111	9,318
Coherent, Inc. (a)	31	6,375
Corning, Inc.	903	24,381
CTS Corp.	12	256
Daktronics, Inc.	6	57
Electro Scientific Industries, Inc. (a)	3	21
Fabrinet (a)	39	1,639
FARO Technologies, Inc. (a)	23	822
FLIR Systems, Inc.	115	4,172
II-VI, Inc. (a)	78	2,812
Insight Enterprises, Inc. (a)	40	1,644
IPG Photonics Corp. (a)	29	3,500
Itron, Inc. (a)	57	3,460
Jabil Circuit, Inc.	133	3,846
Keysight Technologies, Inc. (a)	208	7,517
Knowles Corp. (a)	30	569
Littelfuse, Inc.	25	3,998
Methode Electronics, Inc.	46	2,098
MTS Systems Corp.	18	991
National Instruments Corp.	27	879
OSI Systems, Inc. (a)	20	1,460
Plexus Corp. (a)	41	2,370
Rogers Corp. (a)	18	1,546
Sanmina Corp. (a)	69	2,801
SYNNEX Corp.	31	3,470
TE Connectivity, Ltd.	291	21,694
Tech Data Corp. (a)	38	3,568
Trimble, Inc. (a)	291	9,315
TTM Technologies, Inc. (a)	118	1,903
VeriFone Systems, Inc. (a)	50	937
Vishay Intertechnology, Inc.	199	3,274
Zebra Technologies Corp. Class A (a)	58	5,293

		178,297

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	89	1,104
Atwood Oceanics, Inc. (a)	5	48
Baker Hughes, Inc.	511	30,568
CARBO Ceramics, Inc. (a)	18	235
Diamond Offshore Drilling, Inc. (a)	2	33
Ensco PLC Class A	23	206
Era Group, Inc. (a)	3	40
Exterran Corp. (a)	3	94
Geospace Technologies Corp. (a)	2	32
Gulf Island Fabrication, Inc.	3	35
Halliburton Co.	1,099	54,082
Helix Energy Solutions Group, Inc. (a)	142	1,103
Helmerich & Payne, Inc.	132	8,787
Hornbeck Offshore Services, Inc. (a)	2	9
Matrix Service Co. (a)	3	49
Nabors Industries, Ltd.	314	4,104
National Oilwell Varco, Inc.	237	9,501
Noble Corp. PLC	8	50
Oil States International, Inc. (a)	55	1,823
Patterson-UTI Energy, Inc.	182	4,417
Pioneer Energy Services Corp. (a)	104	416
Rowan Cos. PLC Class A (a)	150	2,337
Schlumberger, Ltd.	861	67,244

SEACOR Holdings, Inc. (a)	21	1,453
Superior Energy Services, Inc. (a)	189	2,695
TechnipFMC PLC (a)	508	16,510
TETRA Technologies, Inc. (a)	108	440
Tidewater, Inc. (a)	10	12
Transocean, Ltd. (a)	427	5,316
Unit Corp. (a)	70	1,691
US Silica Holdings, Inc.	82	3,935

		218,369

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
CoreCivic, Inc. REIT	9	283
Cousins Properties, Inc. REIT	406	3,358
Parkway, Inc. REIT	23	457
Quality Care Properties, Inc. REIT (a)	58	1,094
Uniti Group, Inc. REIT (a)	178	4,601

		9,793

FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	31	1,175
Casey’s General Stores, Inc.	5	561
Costco Wholesale Corp.	130	21,800
CVS Health Corp.	36	2,826
Kroger Co.	34	1,003
SpartanNash Co.	51	1,785
Sprouts Farmers Market, Inc. (a)	42	971
SUPERVALU, Inc. (a)	184	710
Sysco Corp.	558	28,971
United Natural Foods, Inc. (a)	28	1,210
Wal-Mart Stores, Inc.	443	31,931
Walgreens Boots Alliance, Inc.	259	21,510
Whole Foods Market, Inc.	97	2,883

		117,336

FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	546	25,138
B&G Foods, Inc.	70	2,817
Cal-Maine Foods, Inc. (b)	4	147
Calavo Growers, Inc.	6	364
Campbell Soup Co.	72	4,121
Conagra Brands, Inc.	342	13,796
Darling Ingredients, Inc. (a)	148	2,149
Dean Foods Co.	56	1,101
Flowers Foods, Inc.	31	602
General Mills, Inc.	252	14,871
Hain Celestial Group, Inc. (a)	10	372
Hershey Co.	98	10,706
Hormel Foods Corp.	13	450
Ingredion, Inc.	60	7,226
J&J Snack Foods Corp.	5	678
J.M. Smucker Co.	20	2,622
Kellogg Co.	43	3,122
Kraft Heinz Co.	331	30,058
Lamb Weston Holdings, Inc.	62	2,608
Lancaster Colony Corp.	18	2,319
McCormick & Co., Inc.	42	4,097
Mead Johnson Nutrition Co.	20	1,782
Mondelez International, Inc. Class A	355	15,293
Post Holdings, Inc. (a)	77	6,739
Sanderson Farms, Inc.	22	2,284

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Seneca Foods Corp. Class A (a)	9	$325
Snyder’s-Lance, Inc.	73	2,943
Tootsie Roll Industries, Inc. (b)	9	346
TreeHouse Foods, Inc. (a)	4	339
Tyson Foods, Inc. Class A	182	11,231
WhiteWave Foods Co. (a)	218	12,241

		182,887

GAS UTILITIES — 0.2%
Atmos Energy Corp.	39	3,081
National Fuel Gas Co.	59	3,517
New Jersey Resources Corp.	18	713
Northwest Natural Gas Co.	35	2,068
ONE Gas, Inc.	31	2,096
South Jersey Industries, Inc.	83	2,959
Southwest Gas Holdings, Inc.	55	4,560
Spire, Inc.	13	877
UGI Corp.	177	8,744
WGL Holdings, Inc.	19	1,568

		30,183

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abaxis, Inc.	18	873
Abbott Laboratories	283	12,568
Abiomed, Inc. (a)	39	4,883
Align Technology, Inc. (a)	89	10,209
Analogic Corp.	5	379
Baxter International, Inc.	369	19,136
Becton Dickinson and Co.	118	21,646
Boston Scientific Corp. (a)	1,113	27,680
C.R. Bard, Inc.	60	14,912
Cantel Medical Corp.	37	2,964
CONMED Corp.	4	178
Cooper Cos., Inc.	47	9,395
CryoLife, Inc. (a)	27	450
Danaher Corp.	378	32,330
DENTSPLY SIRONA, Inc.	25	1,561
Edwards Lifesciences Corp. (a)	134	12,605
Haemonetics Corp. (a)	49	1,988
Halyard Health, Inc. (a)	43	1,638
Hill-Rom Holdings, Inc.	35	2,471
Hologic, Inc. (a)	175	7,446
ICU Medical, Inc. (a)	15	2,290
IDEXX Laboratories, Inc. (a)	116	17,935
Inogen, Inc. (a)	23	1,784
Integer Holdings Corp. (a)	9	362
Integra LifeSciences Holdings Corp. (a)	82	3,455
Intuitive Surgical, Inc. (a)	24	18,395
LivaNova PLC (a)	10	490
Masimo Corp. (a)	52	4,850
Medtronic PLC	136	10,956
Meridian Bioscience, Inc.	15	207
Merit Medical Systems, Inc. (a)	54	1,561
Natus Medical, Inc. (a)	5	196
Neogen Corp. (a)	21	1,377
NuVasive, Inc. (a)	53	3,958
ResMed, Inc.	62	4,462
STERIS PLC	10	695
Stryker Corp.	234	30,806
Surmodics, Inc. (a)	15	361

Teleflex, Inc.	28	5,424
Varex Imaging Corp. (a)	21	706
Varian Medical Systems, Inc. (a)	53	4,830
West Pharmaceutical Services, Inc.	81	6,610
Zeltiq Aesthetics, Inc. (a)	29	1,613
Zimmer Biomet Holdings, Inc.	47	5,739

		314,374

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	286	36,479
Air Methods Corp. (a)	3	129
Almost Family, Inc. (a)	3	146
Amedisys, Inc. (a)	25	1,277
AmerisourceBergen Corp.	5	443
AMN Healthcare Services, Inc. (a)	51	2,071
Anthem, Inc.	112	18,523
Cardinal Health, Inc.	12	979
Centene Corp. (a)	8	570
Chemed Corp.	6	1,096
Cigna Corp.	26	3,809
Community Health Systems, Inc. (a)	12	106
Cross Country Healthcare, Inc. (a)	3	43
DaVita, Inc. (a)	17	1,155
Ensign Group, Inc.	36	677
Envision Healthcare Corp. (a)	13	797
Express Scripts Holding Co. (a)	62	4,086
HCA Holdings, Inc. (a)	87	7,742
HealthEquity, Inc. (a)	43	1,825
HealthSouth Corp.	59	2,526
Henry Schein, Inc. (a)	14	2,380
Humana, Inc.	122	25,149
Kindred Healthcare, Inc.	22	184
Laboratory Corp. of America Holdings (a)	51	7,317
Landauer, Inc.	6	293
LHC Group, Inc. (a)	9	485
LifePoint Health, Inc. (a)	16	1,048
Magellan Health, Inc. (a)	24	1,657
McKesson Corp.	8	1,186
MEDNAX, Inc. (a)	11	763
Molina Healthcare, Inc. (a)	1	46
Owens & Minor, Inc.	20	692
Patterson Cos., Inc.	26	1,176
PharMerica Corp. (a)	10	234
Quest Diagnostics, Inc.	150	14,728
Quorum Health Corp. (a)	2	11
Select Medical Holdings Corp. (a)	114	1,522
Tenet Healthcare Corp. (a)	3	53
Tivity Health, Inc. (a)	39	1,135
UnitedHealth Group, Inc.	1,039	170,374
Universal Health Services, Inc. Class B	10	1,244
VCA, Inc. (a)	78	7,137
WellCare Health Plans, Inc. (a)	57	7,992

		331,285

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	106	1,344
Cerner Corp. (a)	13	765
Computer Programs & Systems, Inc. (b)	3	84
HealthStream, Inc. (a)	24	582
HMS Holdings Corp. (a)	109	2,216
Medidata Solutions, Inc. (a)	33	1,904

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Omnicell, Inc. (a)	49	$1,992
Quality Systems, Inc. (a)	35	533

		9,420

HOTELS, RESTAURANTS & LEISURE — 1.1%
Belmond, Ltd. Class A (a)	112	1,355
BJ’s Restaurants, Inc. (a)	26	1,050
Bob Evans Farms, Inc.	21	1,362
Boyd Gaming Corp. (a)	28	616
Brinker International, Inc.	11	484
Buffalo Wild Wings, Inc. (a)	4	611
Carnival Corp.	180	10,604
Cheesecake Factory, Inc.	41	2,598
Chipotle Mexican Grill, Inc. (a)	4	1,782
Cracker Barrel Old Country Store, Inc. (b)	24	3,822
Darden Restaurants, Inc.	78	6,526
Dave & Buster’s Entertainment, Inc. (a)	48	2,932
DineEquity, Inc.	2	109
Domino’s Pizza, Inc.	52	9,584
Dunkin’ Brands Group, Inc.	113	6,179
ILG, Inc.	170	3,563
International Speedway Corp. Class A	18	665
Jack in the Box, Inc.	40	4,069
Marcus Corp.	3	96
Marriott International, Inc. Class A	324	30,514
Marriott Vacations Worldwide Corp.	31	3,098
McDonald’s Corp.	136	17,627
Panera Bread Co. Class A (a)	7	1,833
Papa John’s International, Inc.	22	1,761
Red Robin Gourmet Burgers, Inc. (a)	12	701
Royal Caribbean Cruises, Ltd.	16	1,570
Ruby Tuesday, Inc. (a)	3	9
Ruth’s Hospitality Group, Inc.	36	722
Scientific Games Corp. Class A (a)	60	1,419
Sonic Corp.	10	254
Starbucks Corp.	147	8,583
Texas Roadhouse, Inc.	69	3,073
Wendy’s Co.	254	3,457
Wyndham Worldwide Corp.	75	6,322
Wynn Resorts, Ltd.	76	8,710
Yum! Brands, Inc.	286	18,275

		165,935

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	13	487
D.R. Horton, Inc.	60	1,999
Ethan Allen Interiors, Inc.	12	368
Garmin, Ltd.	150	7,666
Helen of Troy, Ltd. (a)	4	377
Installed Building Products, Inc. (a)	25	1,319
iRobot Corp. (a)	37	2,447
KB Home	129	2,565
La-Z-Boy, Inc.	61	1,647
Leggett & Platt, Inc.	94	4,730
Lennar Corp. Class A	43	2,201
M/I Homes, Inc. (a)	24	588
MDC Holdings, Inc.	11	331
Meritage Homes Corp. (a)	14	515
Mohawk Industries, Inc. (a)	44	10,098
Newell Brands, Inc.	301	14,198

NVR, Inc. (a)	1	2,107
PulteGroup, Inc.	133	3,132
Tempur Sealy International, Inc. (a) (b)	6	279
Toll Brothers, Inc. (a)	68	2,455
TopBuild Corp. (a)	40	1,880
Tupperware Brands Corp.	46	2,885
Universal Electronics, Inc. (a)	19	1,301
Whirlpool Corp.	76	13,021

		78,596

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	42	1,458
Church & Dwight Co., Inc.	79	3,940
Clorox Co.	14	1,888
Colgate-Palmolive Co.	89	6,514
Energizer Holdings, Inc.	63	3,512
Kimberly-Clark Corp.	13	1,711
Procter & Gamble Co.	588	52,832
WD-40 Co.	12	1,307

		73,162

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	548	6,126
NRG Energy, Inc.	184	3,441

		9,567

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	411	78,637
Carlisle Cos., Inc.	67	7,130
General Electric Co.	3,743	111,541
Honeywell International, Inc.	422	52,695
Raven Industries, Inc.	46	1,336
Roper Technologies, Inc.	24	4,956

		256,295

INSURANCE — 3.5%
Aflac, Inc.	334	24,188
Alleghany Corp. (a)	14	8,605
Allstate Corp.	308	25,099
American Equity Investment Life Holding Co.	78	1,843
American Financial Group, Inc.	66	6,298
American International Group, Inc.	581	36,272
AMERISAFE, Inc.	15	974
Aon PLC	232	27,536
Arthur J Gallagher & Co.	183	10,347
Aspen Insurance Holdings, Ltd.	26	1,353
Assurant, Inc.	37	3,540
Brown & Brown, Inc.	115	4,798
Chubb, Ltd.	289	39,376
Cincinnati Financial Corp.	153	11,057
CNO Financial Group, Inc.	81	1,660
eHealth, Inc. (a)	18	217
Employers Holdings, Inc.	18	683
Everest Re Group, Ltd.	31	7,248
First American Financial Corp.	62	2,435
Genworth Financial, Inc. Class A (a)	260	1,071
Hanover Insurance Group, Inc.	21	1,891
Hartford Financial Services Group, Inc.	261	12,546
Horace Mann Educators Corp.	42	1,724
Infinity Property & Casualty Corp.	3	287

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Kemper Corp.	33	$1,317
Lincoln National Corp.	292	19,111
Loews Corp.	230	10,757
Maiden Holdings, Ltd.	86	1,204
Marsh & McLennan Cos., Inc.	455	33,620
Mercury General Corp.	33	2,013
MetLife, Inc.	896	47,327
Navigators Group, Inc.	6	326
Old Republic International Corp.	92	1,884
Primerica, Inc.	57	4,685
Principal Financial Group, Inc.	324	20,448
ProAssurance Corp.	44	2,651
Progressive Corp.	362	14,183
Prudential Financial, Inc.	519	55,367
Reinsurance Group of America, Inc.	70	8,889
RenaissanceRe Holdings, Ltd.	33	4,773
RLI Corp.	16	960
Safety Insurance Group, Inc.	6	421
Selective Insurance Group, Inc.	56	2,640
Stewart Information Services Corp.	21	928
Torchmark Corp.	113	8,706
Travelers Cos., Inc.	177	21,336
United Fire Group, Inc.	24	1,026
Universal Insurance Holdings, Inc.	41	1,005
Unum Group	282	13,223
Willis Towers Watson PLC	47	6,152
WR Berkley Corp.	100	7,063
XL Group, Ltd.	47	1,873

		524,936

INTERNET & CATALOG RETAIL — 3.2%
Amazon.com, Inc. (a)	351	311,176
Expedia, Inc.	60	7,570
FTD Cos., Inc. (a)	27	544
HSN, Inc.	3	111
Netflix, Inc. (a)	406	60,011
Nutrisystem, Inc.	46	2,553
PetMed Express, Inc.	6	121
Priceline Group, Inc. (a)	50	88,998
TripAdvisor, Inc. (a)	19	820

		471,904

INTERNET SOFTWARE & SERVICES — 1.8%
Akamai Technologies, Inc. (a)	199	11,880
Alphabet, Inc. Class A (a)	68	57,650
Alphabet, Inc. Class C (a)	68	56,410
Blucora, Inc. (a)	51	882
DHI Group, Inc. (a)	3	12
eBay, Inc. (a)	917	30,784
Facebook, Inc. Class A (a)	382	54,263
j2 Global, Inc.	27	2,266
Liquidity Services, Inc. (a)	2	16
LivePerson, Inc. (a)	57	390
LogMeIn, Inc.	57	5,557
NIC, Inc.	44	889
Shutterstock, Inc. (a)	26	1,075
Stamps.com, Inc. (a)	19	2,249
VeriSign, Inc. (a)	28	2,439
WebMD Health Corp. (a)	6	316
XO Group, Inc. (a)	3	52

Yahoo!, Inc. (a)	831	38,567

		265,697

IT SERVICES — 3.5%
Accenture PLC Class A	304	36,444
Acxiom Corp. (a)	63	1,794
Alliance Data Systems Corp.	29	7,221
Automatic Data Processing, Inc.	397	40,649
Broadridge Financial Solutions, Inc.	106	7,203
CACI International, Inc. Class A (a)	29	3,402
Cardtronics PLC Class A (a)	62	2,898
Cognizant Technology Solutions Corp. Class A (a)	22	1,309
Computer Sciences Corp.	181	12,491
Convergys Corp.	21	444
CoreLogic, Inc. (a)	44	1,792
CSG Systems International, Inc.	39	1,475
CSRA, Inc.	104	3,046
DST Systems, Inc.	5	612
ExlService Holdings, Inc. (a)	40	1,894
Fidelity National Information Services, Inc.	290	23,090
Fiserv, Inc. (a)	92	10,609
Gartner, Inc. (a)	47	5,076
Global Payments, Inc.	97	7,826
International Business Machines Corp.	873	152,024
Jack Henry & Associates, Inc.	35	3,258
Leidos Holdings, Inc.	175	8,949
MasterCard, Inc. Class A	589	66,245
MAXIMUS, Inc.	10	622
NeuStar, Inc. Class A (a)	59	1,956
Paychex, Inc.	288	16,963
PayPal Holdings, Inc. (a)	405	17,423
Perficient, Inc. (a)	27	469
Science Applications International Corp.	58	4,315
Sykes Enterprises, Inc. (a)	45	1,323
TeleTech Holdings, Inc.	3	89
Teradata Corp. (a)	93	2,894
Total System Services, Inc.	137	7,324
Virtusa Corp. (a)	38	1,148
Visa, Inc. Class A	548	48,701
Western Union Co.	374	7,611
WEX, Inc. (a)	40	4,140

		514,729

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	93	5,692
Callaway Golf Co.	21	232
Hasbro, Inc.	35	3,494
Mattel, Inc.	83	2,126
Polaris Industries, Inc. (b)	31	2,598
Sturm Ruger & Co., Inc. (b)	24	1,285
Vista Outdoor, Inc. (a)	31	638

		16,065

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	245	12,953
Bio-Rad Laboratories, Inc. Class A (a)	22	4,385
Bio-Techne Corp.	31	3,151
Cambrex Corp. (a)	41	2,257
Charles River Laboratories International, Inc. (a)	9	810

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Illumina, Inc. (a)	6	$1,024
Mettler-Toledo International, Inc. (a)	25	11,973
PAREXEL International Corp. (a)	26	1,641
PerkinElmer, Inc.	54	3,135
Thermo Fisher Scientific, Inc.	117	17,971
Waters Corp. (a)	35	5,471

		64,771

MACHINERY — 2.9%
AGCO Corp.	35	2,106
Albany International Corp. Class A	30	1,382
Astec Industries, Inc.	32	1,968
Barnes Group, Inc.	37	1,900
Briggs & Stratton Corp.	45	1,010
Caterpillar, Inc.	705	65,396
Chart Industries, Inc. (a)	41	1,433
CIRCOR International, Inc.	23	1,367
Crane Co.	59	4,415
Cummins, Inc.	190	28,728
Deere & Co.	293	31,896
Donaldson Co., Inc.	156	7,101
Dover Corp.	139	11,169
EnPro Industries, Inc.	27	1,921
ESCO Technologies, Inc.	24	1,394
Federal Signal Corp.	60	829
Flowserve Corp.	117	5,665
Fortive Corp.	247	14,874
Franklin Electric Co., Inc.	34	1,464
Graco, Inc.	21	1,977
Greenbrier Cos., Inc.	39	1,681
Harsco Corp. (a)	44	561
Hillenbrand, Inc.	53	1,900
IDEX Corp.	64	5,985
Illinois Tool Works, Inc.	320	42,390
Ingersoll-Rand PLC	296	24,071
ITT, Inc.	64	2,625
John Bean Technologies Corp.	38	3,342
Joy Global, Inc.	129	3,644
Kennametal, Inc.	105	4,119
Lincoln Electric Holdings, Inc.	72	6,254
Lindsay Corp.	9	793
Lydall, Inc. (a)	15	804
Mueller Industries, Inc.	73	2,499
Nordson Corp.	69	8,476
Oshkosh Corp.	91	6,242
PACCAR, Inc.	333	22,378
Parker-Hannifin Corp.	147	23,567
Pentair PLC	117	7,345
Proto Labs, Inc. (a)	19	971
Snap-on, Inc.	22	3,711
SPX Corp. (a)	13	315
SPX FLOW, Inc. (a)	13	451
Standex International Corp.	9	901
Stanley Black & Decker, Inc.	124	16,476
Tennant Co.	23	1,671
Terex Corp.	136	4,270
Timken Co.	87	3,932
Toro Co.	118	7,370
Trinity Industries, Inc.	149	3,956
Wabash National Corp.	100	2,069

Wabtec Corp.	86	6,708
Watts Water Technologies, Inc. Class A	21	1,309
Woodward, Inc.	73	4,958
Xylem, Inc.	184	9,241

		424,980

MARINE — 0.0% (d)
Kirby Corp. (a)	53	3,739
Matson, Inc.	4	127

		3,866

MEDIA — 3.2%
AMC Networks, Inc. Class A (a)	10	587
Cable One, Inc.	6	3,747
CBS Corp. Class B	391	27,120
Charter Communications, Inc. Class A (a)	261	85,430
Cinemark Holdings, Inc.	89	3,946
Comcast Corp. Class A	4,188	157,427
Discovery Communications, Inc. Class A (a)	7	204
Discovery Communications, Inc. Class C (a)	60	1,699
EW Scripps Co. Class A (a)	24	563
Gannett Co., Inc.	10	84
Interpublic Group of Cos., Inc.	122	2,997
John Wiley & Sons, Inc. Class A	45	2,421
Live Nation Entertainment, Inc. (a)	87	2,642
Meredith Corp.	26	1,680
News Corp. Class A	37	481
Omnicom Group, Inc.	147	12,673
Scholastic Corp.	18	766
Scripps Networks Interactive, Inc. Class A	61	4,781
TEGNA, Inc.	10	256
Time Warner, Inc.	779	76,116
Time, Inc.	38	735
Twenty-First Century Fox, Inc. Class A	246	7,968
Twenty-First Century Fox, Inc. Class B	84	2,669
Viacom, Inc. Class B	13	606
Walt Disney Co.	620	70,302

		467,900

METALS & MINING — 0.8%
AK Steel Holding Corp. (a)	457	3,286
Allegheny Technologies, Inc. (b)	130	2,335
Carpenter Technology Corp.	55	2,051
Century Aluminum Co. (a)	61	774
Commercial Metals Co.	105	2,009
Compass Minerals International, Inc.	16	1,086
Freeport-McMoRan, Inc. (a)	1,698	22,685
Kaiser Aluminum Corp.	15	1,198
Materion Corp.	3	101
Newmont Mining Corp.	690	22,742
Nucor Corp.	385	22,992
Reliance Steel & Aluminum Co.	89	7,122
Royal Gold, Inc.	85	5,954
Steel Dynamics, Inc.	285	9,907
Stillwater Mining Co. (a)	142	2,452
SunCoke Energy, Inc. (a)	2	18
TimkenSteel Corp. (a)	16	303
United States Steel Corp.	221	7,472
Worthington Industries, Inc.	67	3,021

		117,508

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MULTI-UTILITIES — 0.8%
Ameren Corp.	168	$9,171
Avista Corp.	31	1,211
Black Hills Corp.	59	3,922
CenterPoint Energy, Inc.	532	14,667
CMS Energy Corp.	121	5,414
Consolidated Edison, Inc.	111	8,620
Dominion Resources, Inc.	267	20,711
DTE Energy Co.	112	11,436
MDU Resources Group, Inc.	241	6,596
NiSource, Inc.	122	2,902
NorthWestern Corp.	13	763
Public Service Enterprise Group, Inc.	217	9,624
SCANA Corp.	100	6,535
Sempra Energy	91	10,056
Vectren Corp.	90	5,275
WEC Energy Group, Inc.	115	6,972

		123,875

MULTILINE RETAIL — 0.1%
Big Lots, Inc.	37	1,801
Dollar General Corp.	43	2,998
Dollar Tree, Inc. (a)	25	1,962
Fred’s, Inc. Class A (b)	21	275
JC Penney Co., Inc. (a)	216	1,331
Kohl’s Corp.	55	2,190
Macy’s, Inc.	10	296
Nordstrom, Inc.	4	186
Ollie’s Bargain Outlet Holdings, Inc. (a)	46	1,541
Target Corp.	96	5,298
Tuesday Morning Corp. (a)	51	191

		18,069

OIL, GAS & CONSUMABLE FUELS — 6.7%
Anadarko Petroleum Corp.	711	44,082
Apache Corp.	459	23,588
Bill Barrett Corp. (a)	57	259
Cabot Oil & Gas Corp.	203	4,854
Carrizo Oil & Gas, Inc. (a)	66	1,892
Chesapeake Energy Corp. (a)	965	5,732
Chevron Corp.	2,041	219,142
Cimarex Energy Co.	109	13,024
Cloud Peak Energy, Inc. (a)	44	202
Concho Resources, Inc. (a)	148	18,994
ConocoPhillips	1,171	58,398
CONSOL Energy, Inc.	231	3,876
Denbury Resources, Inc. (a)	543	1,401
Devon Energy Corp.	667	27,827
Energen Corp. (a)	126	6,859
EOG Resources, Inc.	620	60,481
EQT Corp.	53	3,238
Exxon Mobil Corp.	2,853	233,975
Green Plains, Inc.	10	247
Gulfport Energy Corp. (a)	46	791
Hess Corp.	306	14,752
HollyFrontier Corp.	6	170
Kinder Morgan, Inc.	1,691	36,762
Marathon Oil Corp.	1,082	17,096
Marathon Petroleum Corp.	432	21,833
Murphy Oil Corp.	210	6,004

Newfield Exploration Co. (a)	202	7,456
Noble Energy, Inc.	268	9,203
Northern Oil and Gas, Inc. (a) (b)	3	8
Occidental Petroleum Corp.	279	17,677
ONEOK, Inc.	259	14,359
PDC Energy, Inc. (a)	46	2,868
Phillips 66	189	14,973
Pioneer Natural Resources Co.	194	36,129
QEP Resources, Inc. (a)	276	3,508
Range Resources Corp.	108	3,143
SM Energy Co.	127	3,051
Southwestern Energy Co. (a)	382	3,121
SRC Energy, Inc. (a)	232	1,958
Tesoro Corp.	12	973
Valero Energy Corp.	105	6,960
Western Refining, Inc.	58	2,034
Williams Cos., Inc.	1,039	30,744
World Fuel Services Corp.	31	1,124
WPX Energy, Inc. (a)	449	6,012

		990,780

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	40	1,068
Clearwater Paper Corp. (a)	18	1,008
Deltic Timber Corp.	3	234
Domtar Corp.	59	2,155
KapStone Paper and Packaging Corp.	112	2,587
Louisiana-Pacific Corp. (a)	73	1,812
Neenah Paper, Inc.	21	1,569
PH Glatfelter Co.	61	1,326
Schweitzer-Mauduit International, Inc.	9	373

		12,132

PERSONAL PRODUCTS — 0.0% (d)
Avon Products, Inc. (a)	573	2,521
Coty, Inc. Class A	19	344
Edgewell Personal Care Co. (a)	6	439
Estee Lauder Cos., Inc. Class A	9	763
Inter Parfums, Inc.	3	110
Medifast, Inc.	15	666

		4,843

PHARMACEUTICALS — 2.8%
Akorn, Inc. (a)	3	72
Allergan PLC	13	3,106
Bristol-Myers Squibb Co.	167	9,081
Catalent, Inc. (a)	42	1,189
Depomed, Inc. (a)	82	1,029
Eli Lilly & Co.	97	8,159
Endo International PLC (a)	21	234
Impax Laboratories, Inc. (a)	2	25
Johnson & Johnson	1,328	165,402
Lannett Co., Inc. (a)	3	67
Mallinckrodt PLC (a)	6	267
Medicines Co. (a)	11	538
Merck & Co., Inc.	1,705	108,336
Mylan NV (a)	43	1,677
Nektar Therapeutics (a)	16	376
Perrigo Co. PLC	4	266
Pfizer, Inc.	2,569	87,886
Prestige Brands Holdings, Inc. (a)	17	945

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Supernus Pharmaceuticals, Inc. (a)	67	$2,097
Zoetis, Inc.	404	21,561

		412,313

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (a)	15	128
CEB, Inc.	16	1,258
Dun & Bradstreet Corp.	40	4,318
Equifax, Inc.	60	8,204
Exponent, Inc.	18	1,072
FTI Consulting, Inc. (a)	26	1,070
Insperity, Inc.	26	2,305
Korn/Ferry International	17	535
ManpowerGroup, Inc.	43	4,411
Navigant Consulting, Inc. (a)	65	1,486
Nielsen Holdings PLC	14	578
On Assignment, Inc. (a)	21	1,019
Resources Connection, Inc.	30	503
Robert Half International, Inc.	66	3,223
TrueBlue, Inc. (a)	27	738
Verisk Analytics, Inc. (a)	68	5,518
WageWorks, Inc. (a)	48	3,470

		39,836

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Acadia Realty Trust	12	361
Agree Realty Corp. REIT	29	1,391
Alexandria Real Estate Equities, Inc.	102	11,273
American Assets Trust, Inc. REIT	7	293
American Campus Communities, Inc.	102	4,854
American Tower Corp. REIT	209	25,402
Apartment Investment & Management Co. Class A REIT	100	4,435
AvalonBay Communities, Inc. REIT	41	7,528
Boston Properties, Inc. REIT	66	8,739
Camden Property Trust	61	4,908
Care Capital Properties, Inc.	19	511
CareTrust REIT, Inc.	24	404
Cedar Realty Trust, Inc.	60	301
Chesapeake Lodging Trust	2	48
CoreSite Realty Corp. REIT	30	2,701
Corporate Office Properties Trust	123	4,071
Crown Castle International Corp. REIT	84	7,934
DCT Industrial Trust, Inc. REIT	115	5,534
DiamondRock Hospitality Co.	240	2,676
Digital Realty Trust, Inc. REIT	141	15,001
Douglas Emmett, Inc.	130	4,992
Duke Realty Corp.	363	9,536
EastGroup Properties, Inc.	48	3,529
Education Realty Trust, Inc.	34	1,389
EPR Properties	54	3,976
Equinix, Inc. REIT	44	17,616
Equity Residential REIT	62	3,858
Essex Property Trust, Inc. REIT	28	6,483
Extra Space Storage, Inc. REIT	6	446
Federal Realty Investment Trust REIT	8	1,068
First Industrial Realty Trust, Inc. REIT	119	3,169
Four Corners Property Trust, Inc. REIT	61	1,393
Franklin Street Properties Corp. REIT	75	910

GEO Group, Inc. REIT	74	3,431
Getty Realty Corp.	15	379
GGP, Inc. REIT	25	579
Government Properties Income Trust REIT	93	1,946
HCP, Inc. REIT	50	1,564
Healthcare Realty Trust, Inc. REIT	46	1,495
Highwoods Properties, Inc.	91	4,471
Hospitality Properties Trust	171	5,392
Host Hotels & Resorts, Inc. REIT	801	14,947
Iron Mountain, Inc. REIT	203	7,241
Kilroy Realty Corp. REIT	100	7,208
Kimco Realty Corp. REIT	47	1,038
Kite Realty Group Trust REIT	9	194
Lamar Advertising Co. Class A	69	5,157
LaSalle Hotel Properties	133	3,850
Lexington Realty Trust REIT	163	1,627
Liberty Property Trust REIT	151	5,821
Life Storage, Inc. REIT	8	657
LTC Properties, Inc.	17	814
Macerich Co. REIT	14	902
Mack-Cali Realty Corp. REIT	126	3,394
Medical Properties Trust, Inc. REIT	209	2,694
Mid-America Apartment Communities, Inc. REIT .	35	3,561
National Retail Properties, Inc.	46	2,007
Omega Healthcare Investors, Inc.	49	1,617
Pennsylvania Real Estate Investment Trust	67	1,014
Potlatch Corp. REIT	51	2,331
Prologis, Inc. REIT.	535	27,756
PS Business Parks, Inc. REIT	28	3,213
Public Storage REIT	6	1,313
Rayonier, Inc.	136	3,854
Realty Income Corp. REIT	78	4,643
Regency Centers Corp.	14	929
Retail Opportunity Investments Corp. REIT	85	1,788
Sabra Health Care REIT, Inc.	46	1,285
Saul Centers, Inc. REIT	12	739
Senior Housing Properties Trust	293	5,933
Simon Property Group, Inc. REIT	31	5,333
SL Green Realty Corp. REIT	51	5,438
Summit Hotel Properties, Inc. REIT	115	1,838
Tanger Factory Outlet Centers, Inc.	85	2,785
Taubman Centers, Inc.	19	1,254
UDR, Inc. REIT.	65	2,357
Universal Health Realty Income Trust REIT	12	774
Urban Edge Properties	94	2,472
Urstadt Biddle Properties, Inc. Class A, REIT	15	308
Ventas, Inc. REIT	221	14,374
Vornado Realty Trust REIT	119	11,937
Washington Prime Group, Inc. REIT	171	1,486
Weingarten Realty Investors REIT	38	1,269
Welltower, Inc. REIT	179	12,677
Weyerhaeuser Co. REIT	571	19,403

		387,219

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	56	2,493
CBRE Group, Inc. Class A (a)	132	4,592
Forestar Group, Inc. (a)	30	410
HFF, Inc. Class A	33	913

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Jones Lang LaSalle, Inc.	1	$112
RE/MAX Holdings, Inc. Class A	23	1,367

		9,887

ROAD & RAIL — 1.6%
ArcBest Corp.	8	208
Avis Budget Group, Inc. (a)	92	2,721
CSX Corp.	1,131	52,648
Genesee & Wyoming, Inc. Class A (a)	64	4,343
Heartland Express, Inc.	62	1,243
JB Hunt Transport Services, Inc.	90	8,257
Kansas City Southern	75	6,432
Knight Transportation, Inc.	67	2,100
Landstar System, Inc.	49	4,197
Norfolk Southern Corp.	353	39,525
Old Dominion Freight Line, Inc.	85	7,273
Ryder System, Inc.	63	4,753
Saia, Inc. (a)	35	1,551
Union Pacific Corp.	939	99,459
Werner Enterprises, Inc.	3	79

		234,789

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Energy Industries, Inc. (a)	51	3,497
Advanced Micro Devices, Inc. (a)	956	13,910
Analog Devices, Inc.	377	30,895
Applied Materials, Inc.	1,375	53,487
Broadcom, Ltd.	382	83,643
Brooks Automation, Inc.	96	2,150
Cabot Microelectronics Corp.	21	1,609
Cirrus Logic, Inc. (a)	66	4,006
Cree, Inc. (a)	20	535
Cypress Semiconductor Corp.	357	4,912
Diodes, Inc. (a)	35	842
DSP Group, Inc. (a)	3	36
Exar Corp. (a)	42	546
First Solar, Inc. (a) (b)	4	108
Integrated Device Technology, Inc. (a)	25	592
Intel Corp.	3,239	116,831
KLA-Tencor Corp.	108	10,268
Kopin Corp. (a)	6	25
Kulicke & Soffa Industries, Inc. (a)	121	2,459
Lam Research Corp.	186	23,875
Microchip Technology, Inc.	264	19,478
Micron Technology, Inc. (a)	1,315	38,003
Microsemi Corp. (a)	148	7,626
MKS Instruments, Inc.	54	3,712
Monolithic Power Systems, Inc.	36	3,316
NVIDIA Corp.	754	82,133
Power Integrations, Inc.	35	2,301
Qorvo, Inc. (a)	123	8,433
QUALCOMM, Inc.	1,683	96,503
Rambus, Inc. (a)	126	1,656
Rudolph Technologies, Inc. (a)	36	806
Semtech Corp. (a)	100	3,380
Silicon Laboratories, Inc. (a)	47	3,457
Skyworks Solutions, Inc.	69	6,761
Synaptics, Inc. (a)	16	792
Teradyne, Inc.	195	6,064

Texas Instruments, Inc.	1,074	86,521
Ultratech, Inc. (a)	30	889
Veeco Instruments, Inc. (a)	49	1,463
Versum Materials, Inc. (a)	13	398
Xilinx, Inc.	208	12,041
Xperi Corp.	41	1,392

		741,351

SOFTWARE — 3.7%
8x8, Inc. (a)	116	1,769
ACI Worldwide, Inc. (a)	35	749
Activision Blizzard, Inc.	159	7,928
Adobe Systems, Inc. (a)	276	35,916
ANSYS, Inc. (a)	21	2,244
Autodesk, Inc. (a)	240	20,753
Blackbaud, Inc.	11	843
Bottomline Technologies de, Inc. (a)	35	828
CA, Inc.	157	4,980
Cadence Design Systems, Inc. (a)	271	8,509
CDK Global, Inc.	152	9,882
Citrix Systems, Inc. (a)	138	11,508
CommVault Systems, Inc. (a)	37	1,880
Ebix, Inc. (b)	33	2,021
Electronic Arts, Inc. (a)	227	20,321
Fair Isaac Corp.	26	3,353
Fortinet, Inc. (a)	47	1,802
Intuit, Inc.	168	19,486
Manhattan Associates, Inc. (a)	4	208
Microsoft Corp.	4,322	284,647
MicroStrategy, Inc. Class A (a)	4	751
Monotype Imaging Holdings, Inc.	21	422
Oracle Corp.	881	39,301
Progress Software Corp.	50	1,453
PTC, Inc. (a)	134	7,042
Red Hat, Inc. (a)	19	1,643
salesforce.com, Inc. (a)	107	8,826
Symantec Corp.	752	23,071
Synchronoss Technologies, Inc. (a)	39	952
Synopsys, Inc. (a)	146	10,531
Take-Two Interactive Software, Inc. (a)	109	6,460
TiVo Corp.	42	788
Tyler Technologies, Inc. (a)	2	309
Ultimate Software Group, Inc. (a)	9	1,757
VASCO Data Security International, Inc. (a)	15	203

		543,136

SPECIALTY RETAIL — 1.5%
Aaron’s, Inc.	68	2,022
Abercrombie & Fitch Co. Class A	51	608
Advance Auto Parts, Inc.	32	4,744
American Eagle Outfitters, Inc.	59	828
Asbury Automotive Group, Inc. (a)	19	1,142
Ascena Retail Group, Inc. (a)	96	409
AutoNation, Inc. (a)	7	296
AutoZone, Inc. (a)	5	3,615
Barnes & Noble Education, Inc. (a)	41	393
Barnes & Noble, Inc.	68	629
Bed Bath & Beyond, Inc.	6	237
Best Buy Co., Inc.	332	16,318
Big 5 Sporting Goods Corp.	18	272
Buckle, Inc. (b)	8	149

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cabela’s, Inc. (a)	67	$3,558
Caleres, Inc.	4	106
CarMax, Inc. (a)	219	12,969
Cato Corp. Class A	18	395
Chico’s FAS, Inc.	149	2,116
Children’s Place, Inc.	24	2,881
CST Brands, Inc.	64	3,078
Dick’s Sporting Goods, Inc.	109	5,304
Express, Inc. (a)	84	765
Finish Line, Inc. Class A	27	384
Five Below, Inc. (a)	30	1,299
Foot Locker, Inc.	50	3,741
GameStop Corp. Class A	10	226
Gap, Inc.	8	194
Genesco, Inc. (a)	12	665
Group 1 Automotive, Inc.	24	1,778
Haverty Furniture Cos., Inc.	15	365
Hibbett Sports, Inc. (a)	5	148
Home Depot, Inc.	437	64,165
L Brands, Inc.	9	424
Lithia Motors, Inc. Class A	22	1,884
Lowe’s Cos., Inc.	143	11,756
Lumber Liquidators Holdings, Inc. (a) (b)	12	252
MarineMax, Inc. (a)	6	130
Monro Muffler Brake, Inc.	4	208
Murphy USA, Inc. (a)	13	954
O’Reilly Automotive, Inc. (a)	28	7,556
Office Depot, Inc.	16	75
Rent-A-Center, Inc.	15	133
Ross Stores, Inc.	247	16,270
Sally Beauty Holdings, Inc. (a)	20	409
Select Comfort Corp. (a)	12	297
Signet Jewelers, Ltd.	2	139
Sonic Automotive, Inc. Class A	33	662
Staples, Inc.	206	1,807
Stein Mart, Inc.	18	54
Tailored Brands, Inc.	46	687
Tiffany & Co.	89	8,482
TJX Cos., Inc.	193	15,262
Tractor Supply Co.	5	345
Ulta Salon Cosmetics & Fragrance, Inc. (a)	63	17,969
Urban Outfitters, Inc. (a)	99	2,352
Vitamin Shoppe, Inc. (a)	8	161
Williams-Sonoma, Inc.	8	429
Zumiez, Inc. (a)	15	275

		224,771

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
3D Systems Corp. (a) (b)	142	2,124
Apple, Inc.	3,962	569,181
Cray, Inc. (a)	52	1,139
Diebold Nixdorf, Inc.	22	675
Electronics For Imaging, Inc. (a)	17	830
Hewlett Packard Enterprise Co.	2,144	50,813
HP, Inc.	2,096	37,477
NCR Corp. (a)	137	6,258
NetApp, Inc.	353	14,773
Seagate Technology PLC	320	14,698
Super Micro Computer, Inc. (a)	34	862

Western Digital Corp.	327	26,987
Xerox Corp.	48	352

		726,169

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Carter’s, Inc.	13	1,167
Coach, Inc.	31	1,281
Crocs, Inc. (a)	9	64
Deckers Outdoor Corp. (a)	19	1,135
Fossil Group, Inc. (a)	2	35
G-III Apparel Group, Ltd. (a)	9	197
Hanesbrands, Inc.	63	1,308
Iconix Brand Group, Inc. (a)	10	75
Kate Spade & Co. (a)	31	720
Michael Kors Holdings, Ltd. (a)	62	2,363
Movado Group, Inc.	21	524
NIKE, Inc. Class B	46	2,564
Oxford Industries, Inc.	15	859
PVH Corp.	66	6,829
Ralph Lauren Corp.	7	571
Skechers U.S.A., Inc. Class A (a)	4	110
Steven Madden, Ltd. (a)	9	347
Under Armour, Inc. Class A (a)	18	356
Under Armour, Inc. Class C (a)	8	146
VF Corp.	31	1,704
Wolverine World Wide, Inc.	118	2,947

		25,302

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	66	1,354
Bank Mutual Corp.	45	423
BofI Holding, Inc. (a) (b)	78	2,038
Dime Community Bancshares, Inc.	24	487
New York Community Bancorp, Inc.	183	2,556
Northwest Bancshares, Inc.	118	1,987
Oritani Financial Corp.	27	459
Provident Financial Services, Inc.	42	1,086
TrustCo Bank Corp. NY	69	542
Washington Federal, Inc.	117	3,873

		14,805

TOBACCO — 1.1%
Altria Group, Inc.	1,080	77,134
Philip Morris International, Inc.	455	51,369
Reynolds American, Inc.	459	28,926
Universal Corp.	18	1,274

		158,703

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	46	2,845
DXP Enterprises, Inc. (a)	12	455
Fastenal Co.	202	10,403
GATX Corp. (b)	50	3,048
Kaman Corp.	9	433
MSC Industrial Direct Co., Inc. Class A	46	4,727
NOW, Inc. (a)	134	2,273
United Rentals, Inc. (a)	108	13,505
W.W. Grainger, Inc.	39	9,078
Watsco, Inc.	29	4,152

		50,919

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co.	9	$399
American Water Works Co., Inc.	89	6,921
Aqua America, Inc.	22	707
California Water Service Group	43	1,542

		9,569

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	3	57
Telephone & Data Systems, Inc.	87	2,306

		2,363

TOTAL COMMON STOCKS
(Cost $12,829,708)		14,747,343

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	34,174	34,174
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	23,262	23,262

TOTAL SHORT-TERM INVESTMENTS (Cost $57,436)		57,436

TOTAL INVESTMENTS — 100.1% (Cost $12,887,144)		14,804,779
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(11,910)

NET ASSETS — 100.0%		$14,792,869

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$419,361	$—	$—	$419,361
Air Freight & Logistics	133,608	—	—	133,608
Airlines	105,050	—	—	105,050
Auto Components.	40,199	—	—	40,199
Automobiles	69,735	—	—	69,735
Banks	1,548,936	—	—	1,548,936
Beverages	90,839	—	—	90,839
Biotechnology	154,689	—	—	154,689
Building Products	82,620	—	—	82,620
Capital Markets	574,098	—	—	574,098
Chemicals	394,047	—	—	394,047
Commercial Services & Supplies	103,087	—	—	103,087
Communications Equipment	236,394	—	—	236,394
Construction & Engineering	40,558	—	—	40,558
Construction Materials	44,302	—	—	44,302
Consumer Finance	181,859	—	—	181,859
Containers & Packaging	83,031	—	—	83,031
Distributors	15,965	—	—	15,965
Diversified Consumer Services	9,770	—	—	9,770
Diversified Financial Services	267,891	—	—	267,891
Diversified Telecommunication Services	279,809	—	—	279,809

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric Utilities	$182,055	$—	$—	$182,055
Electrical Equipment.	110,754	—	—	110,754
Electronic Equipment, Instruments & Components	178,297	—	—	178,297
Energy Equipment & Services	218,369	—	—	218,369
Equity Real Estate Investment Trusts (REITs)	9,793	—	—	9,793
Food & Staples Retailing.	117,336	—	—	117,336
Food Products	182,887	—	—	182,887
Gas Utilities	30,183	—	—	30,183
Health Care Equipment & Supplies	314,374	—	—	314,374
Health Care Providers & Services	331,285	—	—	331,285
Health Care Technology	9,420	—	—	9,420
Hotels, Restaurants & Leisure	165,935	—	—	165,935
Household Durables	78,596	—	—	78,596
Household Products	73,162	—	—	73,162
Independent Power Producers & Energy Traders	9,567	—	—	9,567
Industrial Conglomerates.	256,295	—	—	256,295
Insurance	524,936	—	—	524,936
Internet & Catalog Retail.	471,904	—	—	471,904
Internet Software & Services	265,697	—	—	265,697
IT Services	514,729	—	—	514,729
Leisure Equipment & Products	16,065	—	—	16,065
Life Sciences Tools & Services	64,771	—	—	64,771
Machinery	424,980	—	—	424,980
Marine.	3,866	—	—	3,866
Media	467,900	—	—	467,900
Metals & Mining	117,508	—	—	117,508
Multi-Utilities	123,875	—	—	123,875
Multiline Retail	18,069	—	—	18,069
Oil, Gas & Consumable Fuels	990,780	—	—	990,780
Paper & Forest Products	12,132	—	—	12,132
Personal Products	4,843	—	—	4,843
Pharmaceuticals	412,313	—	—	412,313
Professional Services	39,836	—	—	39,836
Real Estate Investment Trusts (REITs)	387,219	—	—	387,219
Real Estate Management & Development	9,887	—	—	9,887
Road & Rail	234,789	—	—	234,789
Semiconductors & Semiconductor Equipment	741,351	—	—	741,351
Software	543,136	—	—	543,136
Specialty Retail	224,771	—	—	224,771
Technology Hardware, Storage & Peripherals	726,169	—	—	726,169
Textiles, Apparel & Luxury Goods	25,302	—	—	25,302
Thrifts & Mortgage Finance	14,805	—	—	14,805
Tobacco	158,703	—	—	158,703
Trading Companies & Distributors	50,919	—	—	50,919
Water Utilities	9,569	—	—	9,569
Wireless Telecommunication Services	2,363	—	—	2,363
Short-Term Investments	57,436	—	—	57,436

TOTAL INVESTMENTS	$14,804,779	$—	$—	$14,804,779

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	53	$2,858	426	88	391	$31,128	$236	$770
State Street Institutional Liquid Reserves Fund, Premier Class	34,614	34,614	235,806	270,420	—	—	79	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	400,840	366,666	34,174	34,174	91	—
State Street Navigator Securities Lending Government Money Market Portfolio*	3,352,527	3,352,527	8,609,110	11,938,375	23,262	23,262	3,218	—

TOTAL		$3,389,999				$88,564	$3,624	$770

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.1%
BWX Technologies, Inc.	7,440	$354,144
General Dynamics Corp.	3,459	647,525
Lockheed Martin Corp.	2,998	802,265
Northrop Grumman Corp.	2,988	710,666
Raytheon Co.	3,728	568,520
Rockwell Collins, Inc. (a)	6,051	587,915

		3,671,035

AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc. Class B	7,288	782,002

BANKS — 4.4%
Bank of Hawaii Corp.	3,371	277,636
Commerce Bancshares, Inc.	7,723	433,724
Investors Bancorp, Inc.	23,911	343,840
People’s United Financial, Inc. (a)	24,680	449,176
PNC Financial Services Group, Inc.	5,467	657,352
US Bancorp	20,305	1,045,707
Wells Fargo & Co.	13,000	723,580

		3,931,015

BEVERAGES — 2.8%
Coca-Cola Co.	17,568	745,586
Dr. Pepper Snapple Group, Inc.	6,721	658,120
PepsiCo, Inc.	9,792	1,095,333

		2,499,039

CAPITAL MARKETS — 0.5%
FactSet Research Systems, Inc.	2,668	439,980

CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	3,230	436,987
Ashland Global Holdings, Inc.	2,681	331,935
Ecolab, Inc.	5,852	733,490
International Flavors & Fragrances, Inc.	3,373	447,024
NewMarket Corp.	715	324,059
PPG Industries, Inc.	3,631	381,545
Praxair, Inc.	6,813	808,022
RPM International, Inc.	6,397	352,027
Scotts Miracle-Gro Co.	3,347	312,576
Sensient Technologies Corp.	3,377	267,661

		4,395,326

COMMERCIAL SERVICES & SUPPLIES — 2.8%
Cintas Corp. (a)	5,521	698,627
Republic Services, Inc.	15,245	957,538
Waste Management, Inc.	11,604	846,164

		2,502,329

COMMUNICATIONS EQUIPMENT — 0.6%
Motorola Solutions, Inc.	5,737	494,644

CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	4,715	363,008
Avery Dennison Corp.	5,237	422,102
Ball Corp. (a)	8,082	600,169
Bemis Co., Inc.	7,023	343,144
Silgan Holdings, Inc.	2,855	169,473
Sonoco Products Co.	7,616	403,039

		2,300,935

DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (b)	3,193	231,461
Service Corp. International	14,009	432,598

		664,059

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (b)	6,859	1,143,258

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	15,275	634,676

ELECTRIC UTILITIES — 2.9%
Duke Energy Corp.	7,911	648,781
Portland General Electric Co.	6,675	296,504
PPL Corp.	20,848	779,507
Southern Co.	17,063	849,396

		2,574,188

ELECTRICAL EQUIPMENT — 0.6%
Hubbell, Inc.	4,268	512,373

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	9,300	661,881

FOOD & STAPLES RETAILING — 2.7%
Casey’s General Stores, Inc. (a)	2,979	334,393
Costco Wholesale Corp.	4,484	751,922
CVS Health Corp.	7,347	576,740
Sysco Corp.	13,807	716,859

		2,379,914

FOOD PRODUCTS — 1.6%
General Mills, Inc.	12,381	730,603
McCormick & Co., Inc.	6,749	658,365

		1,388,968

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Becton Dickinson and Co.	3,145	576,919
Danaher Corp.	9,070	775,757
Stryker Corp.	4,306	566,885

		1,919,561

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	6,628	540,513

HOTELS, RESTAURANTS & LEISURE — 1.7%
Aramark	15,826	583,505
McDonald’s Corp.	6,971	903,511

		1,487,016

HOUSEHOLD PRODUCTS — 2.5%
Clorox Co.	5,059	682,105
Colgate-Palmolive Co.	10,669	780,864
Procter & Gamble Co.	8,785	789,332

		2,252,301

INDUSTRIAL CONGLOMERATES — 3.4%
3M Co.	4,261	815,257
Carlisle Cos., Inc.	4,898	521,196
Honeywell International, Inc.	8,585	1,072,009
Roper Technologies, Inc.	3,033	626,284

		3,034,746

INSURANCE — 19.3%
Aflac, Inc.	9,781	708,340
Alleghany Corp. (b)	1,164	715,464

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Allstate Corp.	10,122	$824,842
American Financial Group, Inc.	5,405	515,745
Aon PLC	6,525	774,452
Arch Capital Group, Ltd. (b)	9,153	867,430
Arthur J Gallagher & Co.	13,496	763,064
Axis Capital Holdings, Ltd.	6,488	434,891
Chubb, Ltd.	8,219	1,119,839
Cincinnati Financial Corp.	10,142	732,962
Erie Indemnity Co. Class A	1,872	229,694
Everest Re Group, Ltd.	3,102	725,279
Loews Corp.	21,537	1,007,286
Markel Corp. (b)	826	806,060
Marsh & McLennan Cos., Inc.	15,086	1,114,705
Progressive Corp.	16,667	653,013
Reinsurance Group of America, Inc.	5,001	635,027
RenaissanceRe Holdings, Ltd.	3,073	444,509
Torchmark Corp.	9,028	695,517
Travelers Cos., Inc.	5,640	679,846
Validus Holdings, Ltd.	5,893	332,306
White Mountains Insurance Group, Ltd.	338	297,399
Willis Towers Watson PLC	5,147	673,691
WR Berkley Corp.	7,530	531,844
XL Group, Ltd.	20,250	807,165

		17,090,370

INTERNET SOFTWARE & SERVICES — 0.4%
Alphabet, Inc. Class A (b)	385	326,403

IT SERVICES — 4.9%
Amdocs, Ltd.	11,104	677,233
Automatic Data Processing, Inc.	8,022	821,373
Fiserv, Inc. (b)	7,297	841,417
Gartner, Inc. (b)	3,146	339,736
International Business Machines Corp.	2,779	483,935
Jack Henry & Associates, Inc.	5,948	553,759
Paychex, Inc.	10,991	647,370

		4,364,823

MACHINERY — 1.9%
IDEX Corp.	5,809	543,200
Illinois Tool Works, Inc.	4,822	638,770
Toro Co.	8,102	506,051

		1,688,021

MEDIA — 1.7%
Comcast Corp. Class A	13,241	497,729
Omnicom Group, Inc.	6,728	580,021
Walt Disney Co.	3,653	414,214

		1,491,964

METALS & MINING — 0.4%
Reliance Steel & Aluminum Co.	4,158	332,723

MULTI-UTILITIES — 2.6%
Dominion Resources, Inc.	11,237	871,654
DTE Energy Co.	6,856	700,066
Sempra Energy	6,727	743,334

		2,315,054

OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	3,839	412,193
Exxon Mobil Corp.	7,893	647,305

		1,059,498

PHARMACEUTICALS — 2.9%
Eli Lilly & Co.	6,665	560,593
Johnson & Johnson	6,879	856,779
Merck & Co., Inc.	8,663	550,447
Pfizer, Inc.	17,123	585,778

		2,553,597

PROFESSIONAL SERVICES — 2.3%
Equifax, Inc.	5,729	783,384
Nielsen Holdings PLC	11,467	473,702
Verisk Analytics, Inc. (b)	9,474	768,720

		2,025,806

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Annaly Capital Management, Inc.	58,723	652,412
AvalonBay Communities, Inc. REIT	3,727	684,277
Boston Properties, Inc. REIT	5,297	701,376
Crown Castle International Corp. REIT	7,948	750,689
Equity Residential REIT	10,422	648,457
Federal Realty Investment Trust REIT	5,438	725,973
Starwood Property Trust, Inc.	19,066	430,510
Two Harbors Investment Corp.	26,164	250,913
UDR, Inc. REIT	18,213	660,403
Vornado Realty Trust REIT	6,602	662,247

		6,167,257

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Analog Devices, Inc.	4,078	334,192
Intel Corp.	10,036	361,999
Microchip Technology, Inc. (a)	4,877	359,825
MKS Instruments, Inc.	4,139	284,556
Texas Instruments, Inc.	5,613	452,183

		1,792,755

SOFTWARE — 3.8%
Adobe Systems, Inc. (b)	3,147	409,519
ANSYS, Inc. (b)	3,901	416,900
CA, Inc.	10,627	337,089
Cadence Design Systems, Inc. (b)	12,836	403,050
Check Point Software Technologies, Ltd. (b)	3,852	395,446
Intuit, Inc.	3,943	457,349
Oracle Corp.	8,148	363,482
Synopsys, Inc. (b)	7,799	562,542

		3,345,377

SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (b)	952	688,343
Home Depot, Inc.	3,825	561,625
TJX Cos., Inc.	7,822	618,564

		1,868,532

THRIFTS & MORTGAGE FINANCE — 0.6%
New York Community Bancorp, Inc.	36,463	509,388

TRADING COMPANIES & DISTRIBUTORS — 0.6%
W.W. Grainger, Inc. (a)	2,390	556,296

WATER UTILITIES — 0.8%
American Water Works Co., Inc.	9,449	734,849

TOTAL COMMON STOCKS (Cost $83,381,285)		88,432,472

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $163,034)	163,034	$163,034

TOTAL INVESTMENTS — 100.0% (Cost $83,544,319)		88,595,506
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		5,134

NET ASSETS — 100.0%		$88,600,640

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,671,035	$—	$—	$3,671,035
Air Freight & Logistics	782,002	—	—	782,002
Banks	3,931,015	—	—	3,931,015
Beverages	2,499,039	—	—	2,499,039
Capital Markets	439,980	—	—	439,980
Chemicals	4,395,326	—	—	4,395,326
Commercial Services & Supplies	2,502,329	—	—	2,502,329
Communications Equipment	494,644	—	—	494,644
Containers & Packaging	2,300,935	—	—	2,300,935
Diversified Consumer Services	664,059	—	—	664,059
Diversified Financial Services	1,143,258	—	—	1,143,258
Diversified Telecommunication Services	634,676	—	—	634,676
Electric Utilities	2,574,188	—	—	2,574,188
Electrical Equipment	512,373	—	—	512,373
Electronic Equipment, Instruments & Components	661,881	—	—	661,881
Food & Staples Retailing	2,379,914	—	—	2,379,914
Food Products	1,388,968	—	—	1,388,968
Health Care Equipment & Supplies	1,919,561	—	—	1,919,561
Health Care Providers & Services	540,513	—	—	540,513
Hotels, Restaurants & Leisure	1,487,016	—	—	1,487,016
Household Products	2,252,301	—	—	2,252,301
Industrial Conglomerates	3,034,746	—	—	3,034,746
Insurance	17,090,370	—	—	17,090,370
Internet Software & Services	326,403	—	—	326,403
IT Services	4,364,823	—	—	4,364,823
Machinery	1,688,021	—	—	1,688,021
Media	1,491,964	—	—	1,491,964
Metals & Mining	332,723	—	—	332,723
Multi-Utilities	2,315,054	—	—	2,315,054
Oil, Gas & Consumable Fuels	1,059,498	—	—	1,059,498
Pharmaceuticals	2,553,597	—	—	2,553,597
Professional Services	2,025,806	—	—	2,025,806
Real Estate Investment Trusts (REITs)	6,167,257	—	—	6,167,257
Semiconductors & Semiconductor Equipment	1,792,755	—	—	1,792,755
Software	3,345,377	—	—	3,345,377
Specialty Retail	1,868,532	—	—	1,868,532
Thrifts & Mortgage Finance	509,388	—	—	509,388
Trading Companies & Distributors	556,296	—	—	556,296
Water Utilities	734,849	—	—	734,849

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Term Investment	$163,034	$—	$—	$163,034

TOTAL INVESTMENTS	$88,595,506	$—	$—	$88,595,506

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	251,709	$251,709	779,548	1,031,257	—	$—	$238
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,609,524	1,446,490	163,034	163,034	560
State Street Navigator Securities Lending Government Money Market Portfolio*	10,392,456	10,392,456	55,659,994	66,052,450	—	—	12,320

TOTAL		$10,644,165				$163,034	$13,118

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.9%
Cubic Corp.	8,102	$427,786
Curtiss-Wright Corp.	3,312	302,253
National Presto Industries, Inc.	6,922	707,428
Teledyne Technologies, Inc. (a)	4,033	510,013

		1,947,480

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	13,151	625,593
Hub Group, Inc. Class A (a)	7,065	327,816

		953,409

AUTO COMPONENTS — 0.9%
Cooper Tire & Rubber Co.	6,700	297,145
Cooper-Standard Holdings, Inc. (a)	3,636	403,342
Dorman Products, Inc. (a)	4,449	365,396
Fox Factory Holding Corp. (a)	12,332	353,928
LCI Industries	226	22,555
Superior Industries International, Inc.	16,585	420,430

		1,862,796

BANKS — 13.6%
American National Bankshares, Inc.	16,757	624,198
Ameris Bancorp	20,454	942,929
BancorpSouth, Inc.	224	6,776
Bar Harbor Bankshares	29,000	959,320
BCB Bancorp, Inc.	21,400	356,310
Berkshire Hills Bancorp, Inc.	29,092	1,048,767
Blue Hills Bancorp, Inc.	50,400	899,640
BNC Bancorp	4,147	145,352
Brookline Bancorp, Inc.	105,273	1,647,522
Capital Bank Financial Corp. Class A	18,427	799,732
Cardinal Financial Corp.	966	28,922
Central Pacific Financial Corp.	11,655	355,944
Chemical Financial Corp.	511	26,138
Citizens & Northern Corp.	27,703	644,926
City Holding Co.	7,058	455,100
Columbia Banking System, Inc.	8,988	350,442
Community Bank System, Inc.	777	42,720
CVB Financial Corp.	289	6,384
Enterprise Financial Services Corp.	11,016	467,078
Farmers National Banc Corp.	48,094	690,149
First Commonwealth Financial Corp.	82,991	1,100,461
First Connecticut Bancorp, Inc.	27,459	680,983
First Financial Bancorp	33,119	909,117
First Financial Corp.	26,652	1,265,970
First Financial Northwest, Inc.	12,400	219,108
First Merchants Corp.	36,419	1,431,995
First Midwest Bancorp, Inc.	1,116	26,427
FNB Corp.	1,354	20,134
Glacier Bancorp, Inc.	5,013	170,091
Hancock Holding Co.	2,069	94,243
Independent Bank Corp. (b)	11,596	753,740
Independent Bank Corp. (b)	40,896	846,547
Investors Bancorp, Inc.	5,945	85,489
Lakeland Financial Corp.	6,070	261,738
LCNB Corp.	21,000	500,850
National Bank Holdings Corp. Class A	23,388	760,110
NBT Bancorp, Inc.	877	32,510
Old Line Bancshares, Inc.	14,717	419,140

Old National Bancorp	375	6,506
Pinnacle Financial Partners, Inc.	3,626	240,948
Renasant Corp.	683	27,108
Sandy Spring Bancorp, Inc.	13,422	550,168
ServisFirst Bancshares, Inc.	3,803	138,353
South State Corp.	423	37,795
Southern National Bancorp of Virginia, Inc.	23,500	397,855
Sterling Bancorp	17,591	416,907
Stonegate Bank	26,404	1,243,364
Towne Bank	31,139	1,008,904
TriCo Bancshares	13,403	476,209
Trustmark Corp.	39,067	1,241,940
Umpqua Holdings Corp.	89	1,579
Union Bankshares Corp.	819	28,812
United Bankshares, Inc. (c)	322	13,605
United Community Banks, Inc.	8,286	229,439
Valley National Bancorp	27,203	320,995
WashingtonFirst Bankshares, Inc.	21,822	611,016
Webster Financial Corp.	231	11,559
Westamerica Bancorporation (c)	9,266	517,321
Wintrust Financial Corp.	13,657	943,972

		28,541,357

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	1,463	301,407

BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. (a)	5,234	151,996
Genomic Health, Inc. (a)	286	9,006
PDL BioPharma, Inc.	121,685	276,225

		437,227

BUILDING PRODUCTS — 0.4%
AAON, Inc.	7,900	279,265
CSW Industrials, Inc. (a)	7,354	269,892
Masonite International Corp. (a)	4,078	323,182
Simpson Manufacturing Co., Inc.	249	10,729

		883,068

CAPITAL MARKETS — 0.1%
Evercore Partners, Inc. Class A	1,993	155,255

CHEMICALS — 1.1%
Chemtura Corp. (a)	2,776	92,718
HB Fuller Co.	13,062	673,477
Innophos Holdings, Inc.	5,300	286,041
Innospec, Inc.	5,000	323,750
PolyOne Corp.	11,111	378,774
Quaker Chemical Corp.	2,843	374,309
Sensient Technologies Corp.	3,299	261,479

		2,390,548

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	16,068	700,565
Brady Corp. Class A	12,843	496,382
Clean Harbors, Inc. (a)	5,800	322,596
Covanta Holding Corp.	38,217	600,007
Deluxe Corp.	359	25,909
Ennis, Inc.	33,710	573,070
Healthcare Services Group, Inc.	19,240	829,052
Herman Miller, Inc.	4,779	150,777
Matthews International Corp. Class A	2,460	166,419
MSA Safety, Inc.	3,651	258,089

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Pitney Bowes, Inc.	32,100	$420,831
SP Plus Corp. (a)	17,790	600,413
UniFirst Corp.	92	13,013
Viad Corp.	11,555	522,286
West Corp.	14,069	343,565

		6,022,974

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	14,523	301,352
EchoStar Corp. Class A (a)	6,541	372,510
Ituran Location and Control, Ltd.	17,379	536,142
NETGEAR, Inc. (a)	3,100	153,605
Plantronics, Inc.	9,622	520,647
Radware, Ltd. (a)	18,786	303,582

		2,187,838

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	8,700	318,855
EMCOR Group, Inc.	2,795	175,945
MYR Group, Inc. (a)	7,500	307,500

		802,300

CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A	7,135	393,067
Owens-Illinois, Inc. (a)	11,300	230,294
UFP Technologies, Inc. (a)	17,100	442,890

		1,066,251

DISTRIBUTORS — 0.2%
Weyco Group, Inc.	17,243	484,183

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	1,149	688,883
Grand Canyon Education, Inc. (a)	4,207	301,263

		990,146

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	66,000	1,095,600
Texas Pacific Land Trust	300	83,925

		1,179,525

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	6,767	476,532
Cogent Communications Holdings, Inc.	12,161	523,531
Frontier Communications Corp.	162,700	348,178
General Communication, Inc. Class A (a)	7,087	147,410
Hawaiian Telcom Holdco, Inc. (a)	22,318	511,305

		2,006,956

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	3,485	235,969
El Paso Electric Co.	19,646	992,123
IDACORP, Inc.	86	7,135
MGE Energy, Inc.	15,076	979,940
Otter Tail Corp.	354	13,417

		2,228,584

ELECTRICAL EQUIPMENT — 0.2%
Regal Beloit Corp.	34	2,572
Thermon Group Holdings, Inc. (a)	15,559	324,250

		326,822

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Badger Meter, Inc.	12,751	468,600
Benchmark Electronics, Inc. (a)	17,160	545,688
Coherent, Inc. (a)	2,278	468,448
CTS Corp.	420	8,946
Dolby Laboratories, Inc. Class A	6,493	340,298
ePlus, Inc. (a)	3,873	523,049
Littelfuse, Inc.	78	12,473
Novanta, Inc. (a)	10,500	278,775
Orbotech, Ltd. (a)	12,245	394,901
Plexus Corp. (a)	4,349	251,372
ScanSource, Inc. (a)	9,873	387,515
Tech Data Corp. (a)	249	23,381

		3,703,446

ENERGY EQUIPMENT & SERVICES — 1.1%
Diamond Offshore Drilling, Inc. (a)	17,600	294,096
Newpark Resources, Inc. (a)	23,729	192,205
Oceaneering International, Inc.	18,400	498,272
Oil States International, Inc. (a)	11,830	392,164
SEACOR Holdings, Inc. (a)	8,816	609,979
Tesco Corp. (a)	31,000	249,550

		2,236,266

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Empire State Realty OP, L.P	47,500	986,100
Whitestone REIT	64,231	888,957

		1,875,057

FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	10,132	407,813
Cal-Maine Foods, Inc. (c)	9,615	353,832
Fresh Del Monte Produce, Inc.	15,494	917,710
J&J Snack Foods Corp.	6,810	923,164
Sanderson Farms, Inc.	3,841	398,849
Tootsie Roll Industries, Inc. (c)	737	27,525

		3,028,893

GAS UTILITIES — 1.2%
Northwest Natural Gas Co.	17,669	1,044,238
Spire, Inc.	20,900	1,410,750

		2,454,988

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
AngioDynamics, Inc. (a)	20,485	355,415
AtriCure, Inc. (a)	490	9,383
Cantel Medical Corp.	3,100	248,310
CONMED Corp.	10,664	473,588
Cutera, Inc. (a)	7,800	161,460
Exactech, Inc. (a)	18,552	467,510
Globus Medical, Inc. Class A (a)	8,854	262,255
Haemonetics Corp. (a)	14,408	584,533
ICU Medical, Inc. (a)	1,578	240,961
Insulet Corp. (a)	3,888	167,534
Integra LifeSciences Holdings Corp. (a)	13,996	589,651
LeMaitre Vascular, Inc.	19,518	480,728
LivaNova PLC (a)	5,477	268,428
Masimo Corp. (a)	6,410	597,797
Meridian Bioscience, Inc.	351	4,844
Merit Medical Systems, Inc. (a)	8,454	244,321

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Natus Medical, Inc. (a)	5,017	$196,917
Neogen Corp. (a)	4,879	319,818
NxStage Medical, Inc. (a)	6,298	168,975
Orthofix International NV (a)	8,145	310,732
Oxford Immunotec Global PLC (a)	10,700	165,743
Quidel Corp. (a)	11,098	251,259
Surmodics, Inc. (a)	12,015	288,961
Syneron Medical, Ltd. (a)	27,387	288,933
Wright Medical Group NV (a)	2,800	87,136

		7,235,192

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Air Methods Corp. (a)	4,721	203,003
Almost Family, Inc. (a)	6,329	307,589
Brookdale Senior Living, Inc. (a)	15,300	205,479
Capital Senior Living Corp. (a)	30,959	435,284
Chemed Corp.	3,777	690,020
CorVel Corp. (a)	9,299	404,507
Ensign Group, Inc.	203	3,816
LHC Group, Inc. (a)	7,441	401,070
LifePoint Health, Inc. (a)	7,500	491,250
Molina Healthcare, Inc. (a)	5,300	241,680
National HealthCare Corp.	15,630	1,114,419
Owens & Minor, Inc.	25,251	873,685
Premier, Inc. Class A (a)	27,900	888,057
Select Medical Holdings Corp. (a)	17,478	233,331
Universal American Corp. (a)	18,434	183,787

		6,676,977

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	15,363	194,803
Computer Programs & Systems, Inc. (c)	5,219	146,132
HealthStream, Inc. (a)	7,438	180,222
Omnicell, Inc. (a)	12,512	508,613
Simulations Plus, Inc.	23,000	270,250

		1,300,020

HOTELS, RESTAURANTS & LEISURE — 3.6%
Bob Evans Farms, Inc.	7,633	495,153
Cheesecake Factory, Inc.	15,142	959,397
Churchill Downs, Inc.	7,138	1,133,871
Denny’s Corp. (a)	47,368	585,942
Hyatt Hotels Corp. Class A (a)	9,705	523,876
International Speedway Corp. Class A	20,507	757,734
Lindblad Expeditions Holdings, Inc. (a)	61,200	548,352
Marcus Corp.	24,775	795,277
Marriott Vacations Worldwide Corp.	1,190	118,917
Penn National Gaming, Inc. (a)	21,156	389,905
Ruth’s Hospitality Group, Inc.	21,273	426,524
Texas Roadhouse, Inc.	11,500	512,095
Wendy’s Co.	21,600	293,976

		7,541,019

HOUSEHOLD DURABLES — 1.1%
Century Communities, Inc. (a)	13,200	335,280
CSS Industries, Inc.	19,376	502,226
Helen of Troy, Ltd. (a)	3,700	348,540
MDC Holdings, Inc.	11,536	346,657
Meritage Homes Corp. (a)	9,800	360,640
TRI Pointe Group, Inc. (a)	1,414	17,731

Tupperware Brands Corp.	5,500	344,960

		2,256,034

HOUSEHOLD PRODUCTS — 0.4%
Orchids Paper Products Co. (c)	12,751	306,024
WD-40 Co.	5,293	576,672

		882,696

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Pattern Energy Group, Inc.	13,400	269,742

INSURANCE — 5.5%
American National Insurance Co.	7,100	838,013
Argo Group International Holdings, Ltd.	11,720	794,616
Aspen Insurance Holdings, Ltd.	20,300	1,056,615
Baldwin & Lyons, Inc. Class B	28,055	685,945
Donegal Group, Inc. Class A	31,785	560,052
Enstar Group, Ltd. (a)	3,604	689,445
Greenlight Capital Re, Ltd. Class A (a)	46,056	1,017,837
Infinity Property & Casualty Corp.	9,057	864,943
Navigators Group, Inc.	18,357	996,785
OneBeacon Insurance Group, Ltd. Class A	46,193	739,088
Primerica, Inc.	4,411	362,584
ProAssurance Corp.	26,543	1,599,216
Safety Insurance Group, Inc.	16,547	1,159,945
Selective Insurance Group, Inc.	52	2,452
Third Point Reinsurance, Ltd. (a)	10,176	123,130

		11,490,666

INTERNET & CATALOG RETAIL — 0.6%
FTD Cos., Inc. (a)	33,500	674,690
HSN, Inc.	12,703	471,281
PetMed Express, Inc.	7,741	155,904

		1,301,875

INTERNET SOFTWARE & SERVICES — 0.1%
RealNetworks, Inc. (a)	59,300	287,012

IT SERVICES — 1.3%
CACI International, Inc. Class A (a)	78	9,149
Cardtronics PLC Class A (a)	32	1,496
Convergys Corp.	31,269	661,339
Forrester Research, Inc.	14,817	588,976
InterXion Holding NV (a)	11,802	466,887
Perficient, Inc. (a)	19,300	335,048
Sykes Enterprises, Inc. (a)	23,042	677,435

		2,740,330

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	19,814	363,983
PAREXEL International Corp. (a)	5,100	321,861

		685,844

MACHINERY — 3.7%
Actuant Corp. Class A	14,329	377,569
Albany International Corp. Class A	7,200	331,560
Altra Industrial Motion Corp.	9,600	373,920
Barnes Group, Inc.	6,044	310,299
Briggs & Stratton Corp.	19,594	439,885
Douglas Dynamics, Inc.	11,325	347,111
ESCO Technologies, Inc.	20,798	1,208,364
Franklin Electric Co., Inc.	8,603	370,359

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Gorman-Rupp Co.	12,958	$406,881
Hillenbrand, Inc.	25,100	899,835
John Bean Technologies Corp.	3,088	271,590
Kadant, Inc.	5,900	350,165
Lindsay Corp.	4,888	430,731
Miller Industries, Inc.	16,500	434,775
RBC Bearings, Inc. (a)	4,369	424,186
Tennant Co.	4,721	342,981
Watts Water Technologies, Inc. Class A	8,634	538,330

		7,858,541

MARINE — 0.2%
Matson, Inc.	11,900	377,944

MEDIA — 2.5%
AMC Entertainment Holdings, Inc. Class A	10,700	336,515
AMC Networks, Inc. Class A (a)	7,400	434,232
John Wiley & Sons, Inc. Class A	12,383	666,206
Loral Space & Communications, Inc. (a)	15,347	604,672
Manchester United PLC Class A (c)	31,432	531,201
Meredith Corp.	6,037	389,990
MSG Networks, Inc. Class A (a)	21,238	495,907
National CineMedia, Inc.	40,672	513,687
Regal Entertainment Group Class A	27,577	622,689
Time, Inc.	17,500	338,625
Tribune Media Co. Class A	10,700	398,789

		5,332,513

METALS & MINING — 0.7%
Compass Minerals International, Inc.	9,854	668,594
Kaiser Aluminum Corp.	9,135	729,886

		1,398,480

MULTI-UTILITIES — 1.4%
Avista Corp.	26,113	1,019,713
NorthWestern Corp.	13,800	810,060
Unitil Corp.	26,780	1,205,903

		3,035,676

OIL, GAS & CONSUMABLE FUELS — 1.1%
Evolution Petroleum Corp.	30,000	240,000
Gulfport Energy Corp. (a)	12,000	206,280
Par Pacific Holdings, Inc. (a)	15,552	256,453
PBF Energy, Inc. Class A	9,100	201,747
Permian Basin Royalty Trust	29,000	271,150
Sabine Royalty Trust	10,100	359,560
Ship Finance International, Ltd.	28,700	421,890
World Fuel Services Corp.	10,600	384,250

		2,341,330

PAPER & FOREST PRODUCTS — 0.9%
Deltic Timber Corp.	8,125	634,725
Domtar Corp.	10,515	384,008
Louisiana-Pacific Corp. (a)	3,641	90,370
Neenah Paper, Inc.	215	16,060
PH Glatfelter Co.	16,050	348,927
Schweitzer-Mauduit International, Inc.	9,760	404,259

		1,878,349

PERSONAL PRODUCTS — 0.2%
Nutraceutical International Corp.	13,672	425,883

PHARMACEUTICALS — 0.2%
Medicines Co. (a)	3,919	191,639
Prestige Brands Holdings, Inc. (a)	3,895	216,406

		408,045

PROFESSIONAL SERVICES — 1.3%
CBIZ, Inc. (a)	51,236	694,248
Exponent, Inc.	9,744	580,255
Franklin Covey Co. (a)	12,322	248,904
ICF International, Inc. (a)	9,100	375,830
Kelly Services, Inc. Class A	19,800	432,828
Navigant Consulting, Inc. (a)	14,500	331,470

		2,663,535

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.7%
Acadia Realty Trust	34,500	1,037,070
American Assets Trust, Inc. REIT	19,200	803,328
Anworth Mortgage Asset Corp. REIT	187,200	1,038,960
Apollo Commercial Real Estate Finance, Inc. REIT	94,800	1,783,188
Ares Commercial Real Estate Corp. REIT	64,800	867,024
Armada Hoffler Properties, Inc. REIT	50,500	701,445
ARMOUR Residential REIT, Inc.	37,800	858,438
Capstead Mortgage Corp. REIT	187,961	1,981,109
CatchMark Timber Trust, Inc. Class A, REIT	78,200	900,864
City Office REIT, Inc.	63,400	770,310
Columbia Property Trust, Inc.	32,300	718,675
DiamondRock Hospitality Co.	1,494	16,658
Dynex Capital, Inc. REIT	126,400	896,176
EastGroup Properties, Inc.	8,400	617,652
Education Realty Trust, Inc.	22,900	935,465
Empire State Realty Trust, Inc. Class A	28,400	586,176
Farmland Partners, Inc. REIT	68,300	762,911
Franklin Street Properties Corp. REIT	71,300	865,582
Getty Realty Corp.	21,100	533,197
Gladstone Commercial Corp.	53,139	1,098,383
Government Properties Income Trust REIT	4,910	102,766
Hudson Pacific Properties, Inc. REIT	92	3,187
Independence Realty Trust, Inc.	79,400	743,978
Invesco Mortgage Capital, Inc. REIT	47,600	733,992
Kite Realty Group Trust REIT	39,300	844,950
LaSalle Hotel Properties	186	5,385
Lexington Realty Trust REIT	53,608	535,008
LTC Properties, Inc.	15,000	718,500
MFA Financial, Inc.	190,600	1,540,048
Monmouth Real Estate Investment Corp.	69,300	988,911
MTGE Investment Corp. REIT	53,200	891,100
National Health Investors, Inc. REIT	9,200	668,196
One Liberty Properties, Inc.	36,200	845,632
Pebblebrook Hotel Trust	242	7,069
Physicians Realty Trust REIT	29,600	588,152
Piedmont Office Realty Trust, Inc. Class A	41,900	895,822
Potlatch Corp. REIT	91	4,159
PS Business Parks, Inc. REIT	7,400	849,224
Ramco-Gershenson Properties Trust	57,900	811,758
Retail Opportunity Investments Corp. REIT	44,600	937,938
Rexford Industrial Realty, Inc.	35,600	801,712
Saul Centers, Inc. REIT	14,900	918,138
Select Income REIT	27,932	720,366

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Silver Bay Realty Trust Corp. REIT	4,211	$90,410
Summit Hotel Properties, Inc. REIT	554	8,853
Sunstone Hotel Investors, Inc. REIT	4,727	72,465
Tanger Factory Outlet Centers, Inc.	30,000	983,100
Terreno Realty Corp.	29,300	820,400
UMH Properties, Inc.	47,800	727,038
Urstadt Biddle Properties, Inc. Class A, REIT	42,300	869,688
Washington Real Estate Investment Trust	20,300	634,984

		37,135,540

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
RE/MAX Holdings, Inc. Class A	11,900	707,455

ROAD & RAIL — 0.6%
Heartland Express, Inc.	32,350	648,618
Marten Transport, Ltd.	1,983	46,501
Werner Enterprises, Inc.	24,752	648,502

		1,343,621

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —2.5%
Brooks Automation, Inc.	12,099	271,018
Cabot Microelectronics Corp.	6,941	531,750
CEVA, Inc. (a)	5,200	184,600
Cohu, Inc.	20,020	369,569
DSP Group, Inc. (a)	35,768	429,216
Entegris, Inc. (a)	10,898	255,013
Exar Corp. (a)	17,243	224,331
GSI Technology, Inc. (a)	27,000	234,900
Microsemi Corp. (a)	4,005	206,378
MKS Instruments, Inc.	10,538	724,487
Monolithic Power Systems, Inc.	1,587	146,163
Nanometrics, Inc. (a)	4,500	137,070
Nova Measuring Instruments, Ltd. (a)	13,600	252,824
NVE Corp.	6,205	513,712
Photronics, Inc. (a)	27,700	296,390
Semtech Corp. (a)	5,699	192,626
Silicon Laboratories, Inc. (a)	3,750	275,813

		5,245,860

SOFTWARE — 1.3%
ACI Worldwide, Inc. (a)	19,196	410,602
American Software, Inc. Class A	65,842	676,856
Bottomline Technologies de, Inc. (a)	14,818	350,446
Magic Software Enterprises, Ltd.	3,059	23,860
MicroStrategy, Inc. Class A (a)	1,336	250,901
Monotype Imaging Holdings, Inc.	16,652	334,705
Progress Software Corp.	297	8,628
Verint Systems, Inc. (a)	10,358	449,278
Zix Corp. (a)	49,286	237,066

		2,742,342

SPECIALTY RETAIL — 1.8%
Buckle, Inc. (c)	26,423	491,468
Children’s Place, Inc.	1,304	156,545
Genesco, Inc. (a)	8,249	457,407
Hibbett Sports, Inc. (a)	22,094	651,773
Monro Muffler Brake, Inc.	9,845	512,925
Murphy USA, Inc. (a)	5,477	402,121
Sally Beauty Holdings, Inc. (a)	30,600	625,464
Vitamin Shoppe, Inc. (a)	25,807	520,011

		3,817,714

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Diebold Nixdorf, Inc.	9,260	284,282
Electronics For Imaging, Inc. (a)	8,253	402,994

		687,276

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Steven Madden, Ltd. (a)	13,041	502,731
Wolverine World Wide, Inc.	16,295	406,886

		909,617

THRIFTS & MORTGAGE FINANCE — 6.9%
Astoria Financial Corp.	36,900	756,819
BSB Bancorp, Inc. (a)	21,873	617,912
Capitol Federal Financial, Inc.	174,059	2,546,483
Charter Financial Corp.	34,098	670,708
Clifton Bancorp, Inc.	59,475	962,900
Dime Community Bancshares, Inc.	48,027	974,948
First Defiance Financial Corp.	385	19,061
Kearny Financial Corp.	92,013	1,384,796
Meridian Bancorp, Inc.	71,681	1,311,762
Northwest Bancshares, Inc.	30,003	505,251
Oritani Financial Corp.	95,518	1,623,806
Provident Financial Services, Inc.	1,347	34,820
Southern Missouri Bancorp, Inc.	4,003	142,187
Territorial Bancorp, Inc.	25,783	803,656
TrustCo Bank Corp. NY	4,734	37,162
United Financial Bancorp, Inc.	62,601	1,064,843
Waterstone Financial, Inc.	19,427	354,543
Western New England Bancorp, Inc.	71,800	753,900

		14,565,557

TOBACCO — 0.7%
Universal Corp.	6,435	455,276
Vector Group, Ltd.	53,000	1,102,400

		1,557,676

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Aircastle, Ltd.	14,436	348,341
Applied Industrial Technologies, Inc.	19,339	1,196,117
Beacon Roofing Supply, Inc. (a)	290	14,256
GATX Corp. (c)	7,938	483,901
Kaman Corp.	9,934	478,123
NOW, Inc. (a)	14,400	244,224
Rush Enterprises, Inc. Class A (a)	8,600	284,488

		3,049,450

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	23,569	447,811
Telephone & Data Systems, Inc.	14,900	394,999

		842,810

TOTAL COMMON STOCKS (Cost $198,366,934)		209,059,397

	Principal Amount
CORPORATE BONDS & NOTES — 0.0%
METAL FABRICATE & HARDWARE — 0.0%
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $37,000)	$37,000	36,676

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	1,363,355	$1,363,355
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,077,810	2,077,810

TOTAL SHORT-TERM INVESTMENTS (Cost $3,441,165)		3,441,165

TOTAL INVESTMENTS — 101.0% (Cost $201,845,099)		212,537,238
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,167,318)

NET ASSETS — 100.0%		$210,369,920

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

USD — U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,947,480	$—	$—	$1,947,480
Air Freight & Logistics	953,409	—	—	953,409
Auto Components	1,862,796	—	—	1,862,796
Banks	28,541,357	—	—	28,541,357
Beverages	301,407	—	—	301,407
Biotechnology	437,227	—	—	437,227
Building Products	883,068	—	—	883,068
Capital Markets	155,255	—	—	155,255
Chemicals	2,390,548	—	—	2,390,548
Commercial Services & Supplies	6,022,974	—	—	6,022,974
Communications Equipment	2,187,838	—	—	2,187,838
Construction & Engineering	802,300	—	—	802,300
Containers & Packaging	1,066,251	—	—	1,066,251
Distributors	484,183	—	—	484,183
Diversified Consumer Services	990,146	—	—	990,146
Diversified Financial Services	1,179,525	—	—	1,179,525
Diversified Telecommunication Services	2,006,956	—	—	2,006,956
Electric Utilities	2,228,584	—	—	2,228,584
Electrical Equipment	326,822	—	—	326,822
Electronic Equipment, Instruments & Components	3,703,446	—	—	3,703,446
Energy Equipment & Services	2,236,266	—	—	2,236,266
Equity Real Estate Investment Trusts (REITs)	1,875,057	—	—	1,875,057
Food Products	3,028,893	—	—	3,028,893
Gas Utilities	2,454,988	—	—	2,454,988
Health Care Equipment & Supplies	7,235,192	—	—	7,235,192
Health Care Providers & Services	6,676,977	—	—	6,676,977
Health Care Technology	1,300,020	—	—	1,300,020
Hotels, Restaurants & Leisure	7,541,019	—	—	7,541,019
Household Durables	2,256,034	—	—	2,256,034
Household Products	882,696	—	—	882,696
Independent Power Producers & Energy Traders	269,742	—	—	269,742
Insurance	11,490,666	—	—	11,490,666

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Internet & Catalog Retail	$1,301,875	$—	$—	$1,301,875
Internet Software & Services	287,012	—	—	287,012
IT Services	2,740,330	—	—	2,740,330
Life Sciences Tools & Services	685,844	—	—	685,844
Machinery	7,858,541	—	—	7,858,541
Marine	377,944	—	—	377,944
Media	5,332,513	—	—	5,332,513
Metals & Mining	1,398,480	—	—	1,398,480
Multi-Utilities	3,035,676	—	—	3,035,676
Oil, Gas & Consumable Fuels	2,341,330	—	—	2,341,330
Paper & Forest Products	1,878,349	—	—	1,878,349
Personal Products	425,883	—	—	425,883
Pharmaceuticals	408,045	—	—	408,045
Professional Services	2,663,535	—	—	2,663,535
Real Estate Investment Trusts (REITs)	37,135,540	—	—	37,135,540
Real Estate Management & Development	707,455	—	—	707,455
Road & Rail	1,343,621	—	—	1,343,621
Semiconductors & Semiconductor Equipment	5,245,860	—	—	5,245,860
Software	2,742,342	—	—	2,742,342
Specialty Retail	3,817,714	—	—	3,817,714
Technology Hardware, Storage & Peripherals	687,276	—	—	687,276
Textiles, Apparel & Luxury Goods	909,617	—	—	909,617
Thrifts & Mortgage Finance	14,565,557	—	—	14,565,557
Tobacco	1,557,676	—	—	1,557,676
Trading Companies & Distributors	3,049,450	—	—	3,049,450
Wireless Telecommunication Services	842,810	—	—	842,810
Corporate Bonds & Notes
Metal Fabricate & Hardware	—	36,676	—	36,676
Short-Term Investments	3,441,165	—	—	3,441,165

TOTAL INVESTMENTS	$212,500,562	$36,676	$—	$212,537,238

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	233,332	$233,332	1,326,344	1,559,676	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	10,173,233	8,809,878	1,363,355	1,363,355	—
State Street Navigator Securities Lending Government Money Market Portfolio*	10,483,308	10,483,308	37,717,931	46,123,429	2,077,810	2,077,810	24,400

TOTAL		$10,716,640				$3,441,165	$24,400

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	640	$16,858
B/E Aerospace, Inc.	35	2,244
Boeing Co.	1,855	328,075
General Dynamics Corp.	861	161,179
Huntington Ingalls Industries, Inc.	112	22,427
L3 Technologies, Inc.	54	8,926
Lockheed Martin Corp.	274	73,322
Northrop Grumman Corp.	585	139,137
Raytheon Co.	1,170	178,425
Rockwell Collins, Inc.	332	32,257
Textron, Inc.	204	9,708
TransDigm Group, Inc.	9	1,982
United Technologies Corp.	459	51,504

		1,026,044

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	984	76,053
Expeditors International of Washington, Inc.	1,451	81,967
FedEx Corp.	152	29,663
United Parcel Service, Inc. Class B	1,542	165,457

		353,140

AIRLINES — 0.1%
American Airlines Group, Inc.	158	6,683
Delta Air Lines, Inc.	225	10,341
Southwest Airlines Co.	421	22,633
United Continental Holdings, Inc. (a)	106	7,488

		47,145

AUTO COMPONENTS — 0.3%
Autoliv, Inc.	62	6,340
BorgWarner, Inc.	174	7,271
Delphi Automotive PLC	789	63,507
Goodyear Tire & Rubber Co.	438	15,768
Lear Corp.	67	9,486

		102,372

AUTOMOBILES — 0.5%
Ford Motor Co.	6,565	76,417
General Motors Co.	2,355	83,273
Harley-Davidson, Inc.	103	6,231
Tesla, Inc. (a)	9	2,505

		168,426

BANKS — 4.3%
Bank of America Corp.	11,555	272,582
BB&T Corp.	692	30,932
CIT Group, Inc.	343	14,725
Citigroup, Inc.	4,028	240,955
Citizens Financial Group, Inc.	611	21,110
Comerica, Inc.	147	10,081
Fifth Third Bancorp	833	21,158
First Republic Bank	74	6,942
Huntington Bancshares, Inc.	819	10,966
JPMorgan Chase & Co.	3,613	317,366
KeyCorp	924	16,429
M&T Bank Corp.	111	17,175
People’s United Financial, Inc.	262	4,768
PNC Financial Services Group, Inc.	490	58,918

Regions Financial Corp.	1,392	20,226
Signature Bank (a)	27	4,007
SunTrust Banks, Inc.	511	28,258
US Bancorp	1,861	95,842
Wells Fargo & Co.	4,801	267,224

		1,459,664

BEVERAGES — 2.8%
Brown-Forman Corp. Class B	622	28,724
Coca-Cola Co.	4,281	181,685
Constellation Brands, Inc. Class A	330	53,483
Dr. Pepper Snapple Group, Inc.	1,257	123,085
Molson Coors Brewing Co. Class B	70	6,700
Monster Beverage Corp. (a)	834	38,506
PepsiCo, Inc.	4,759	532,342

		964,525

BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	416	27,106
Alexion Pharmaceuticals, Inc. (a)	50	6,062
Alkermes PLC (a)	10	585
Amgen, Inc.	309	50,698
Biogen, Inc. (a)	540	147,647
BioMarin Pharmaceutical, Inc. (a)	9	790
Celgene Corp. (a)	98	12,194
Gilead Sciences, Inc.	3,955	268,624
Regeneron Pharmaceuticals, Inc. (a)	9	3,488
United Therapeutics Corp. (a)	139	18,818
Vertex Pharmaceuticals, Inc. (a)	10	1,093

		537,105

BUILDING PRODUCTS — 0.1%
AO Smith Corp.	346	17,701
Fortune Brands Home & Security, Inc.	53	3,225
Johnson Controls International PLC	281	11,836
Masco Corp.	114	3,875

		36,637

CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc.	29	4,754
Ameriprise Financial, Inc.	109	14,135
Bank of New York Mellon Corp.	783	36,981
BlackRock, Inc.	56	21,477
Charles Schwab Corp.	292	11,917
CME Group, Inc.	454	53,935
E*TRADE Financial Corp. (a)	158	5,513
Eaton Vance Corp.	291	13,083
Franklin Resources, Inc.	960	40,454
Goldman Sachs Group, Inc.	357	82,010
Intercontinental Exchange, Inc.	205	12,273
Invesco, Ltd.	283	8,668
Moody’s Corp.	46	5,154
Morgan Stanley	1,194	51,151
MSCI, Inc.	211	20,507
Nasdaq, Inc.	43	2,986
Northern Trust Corp.	128	11,082
Raymond James Financial, Inc.	55	4,194
S&P Global, Inc.	25	3,269
SEI Investments Co.	347	17,503
State Street Corp. (b)	301	23,963
T Rowe Price Group, Inc.	632	43,071

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TD Ameritrade Holding Corp.	593	$23,044
Voya Financial, Inc.	355	13,476

		524,600

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	81	10,959
Albemarle Corp.	35	3,697
Ashland Global Holdings, Inc.	36	4,457
Axalta Coating Systems, Ltd. (a)	57	1,835
Celanese Corp. Series A	68	6,110
CF Industries Holdings, Inc.	297	8,717
Dow Chemical Co.	854	54,263
E.I. du Pont de Nemours & Co.	620	49,805
Eastman Chemical Co.	123	9,938
Ecolab, Inc.	389	48,757
FMC Corp.	51	3,549
International Flavors & Fragrances, Inc.	183	24,253
LyondellBasell Industries NV Class A	1,287	117,362
Monsanto Co.	409	46,299
Mosaic Co.	343	10,009
PPG Industries, Inc.	640	67,251
Praxair, Inc.	393	46,610
Sherwin-Williams Co.	269	83,441
Valspar Corp.	110	12,203
WR Grace & Co.	24	1,673

		611,188

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	771	97,562
Republic Services, Inc.	2,357	148,043
Stericycle, Inc. (a)	33	2,736
Waste Connectins, Inc.	186	16,409
Waste Management, Inc.	2,078	151,528

		416,278

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	5,244	177,247
F5 Networks, Inc. (a)	161	22,954
Harris Corp.	52	5,786
Juniper Networks, Inc.	174	4,843
Motorola Solutions, Inc.	682	58,802

		269,632

CONSTRUCTION & ENGINEERING — 0.0%
Fluor Corp.	179	9,419
Jacobs Engineering Group, Inc.	100	5,528

		14,947

CONSTRUCTION MATERIALS — 0.0%
Martin Marietta Materials, Inc.	12	2,619
Vulcan Materials Co.	25	3,012

		5,631

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	516	10,490
American Express Co.	551	43,590
Capital One Financial Corp.	650	56,329
Discover Financial Services	308	21,064
Navient Corp.	526	7,764
Synchrony Financial	562	19,276

		158,513

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	219	17,651
Ball Corp.	63	4,678
Crown Holdings, Inc. (a)	72	3,812
International Paper Co.	301	15,285
Packaging Corp. of America	46	4,215
Sealed Air Corp.	68	2,964
WestRock Co.	204	10,614

		59,219

DISTRIBUTORS — 0.2%
Genuine Parts Co.	551	50,918
LKQ Corp. (a)	120	3,512

		54,430

DIVERSIFIED CONSUMER SERVICES — 0.0%
H&R Block, Inc.	122	2,837

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	1,581	263,521
Leucadia National Corp.	325	8,450

		271,971

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	8,724	362,482
CenturyLink, Inc.	781	18,408
Frontier Communications Corp.	1,671	3,576
Level 3 Communications, Inc. (a)	138	7,896
Verizon Communications, Inc.	5,669	276,364
Zayo Group Holdings, Inc. (a)	583	19,181

		687,907

ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	112	4,436
American Electric Power Co., Inc.	679	45,581
Duke Energy Corp.	2,296	188,295
Edison International	226	17,992
Entergy Corp.	201	15,268
Eversource Energy	547	32,153
Exelon Corp.	984	35,404
FirstEnergy Corp.	411	13,078
NextEra Energy, Inc.	850	109,115
OGE Energy Corp.	106	3,708
PG&E Corp.	1,402	93,037
Pinnacle West Capital Corp.	62	5,170
PPL Corp.	457	17,087
Southern Co.	3,326	165,568
Westar Energy, Inc.	710	38,532
Xcel Energy, Inc.	2,801	124,504

		908,928

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	91	18,564
AMETEK, Inc.	88	4,759
Eaton Corp. PLC	328	24,321
Emerson Electric Co.	1,560	93,382
Rockwell Automation, Inc.	339	52,786
Sensata Technologies Holding NV (a)	65	2,838

		196,650

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	896	$63,768
Arrow Electronics, Inc. (a)	145	10,645
Avnet, Inc.	244	11,165
CDW Corp.	84	4,848
Corning, Inc.	723	19,521
Flex, Ltd. (a)	718	12,062
FLIR Systems, Inc.	63	2,286
TE Connectivity, Ltd.	949	70,748
Trimble, Inc. (a)	79	2,529

		197,572

ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes, Inc.	263	15,732
Core Laboratories NV	161	18,599
Halliburton Co.	456	22,440
Helmerich & Payne, Inc.	85	5,658
National Oilwell Varco, Inc.	567	22,731
Schlumberger, Ltd.	998	77,944
TechnipFMC PLC (a)	318	10,335
Weatherford International PLC (a)	1,003	6,670

		180,109

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0%
Colony NorthStar, Inc. Class A REIT	277	3,576

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	1,341	224,872
CVS Health Corp.	1,105	86,743
Kroger Co.	1,052	31,024
Rite Aid Corp. (a)	1,427	6,065
Sysco Corp.	922	47,870
Wal-Mart Stores, Inc.	2,391	172,343
Walgreens Boots Alliance, Inc.	478	39,698
Whole Foods Market, Inc.	860	25,559

		634,174

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	774	35,635
Bunge, Ltd.	259	20,528
Campbell Soup Co.	1,500	85,860
Conagra Brands, Inc.	657	26,503
General Mills, Inc.	3,449	203,526
Hershey Co.	506	55,281
Hormel Foods Corp.	1,292	44,742
Ingredion, Inc.	34	4,095
J.M. Smucker Co.	117	15,336
Kellogg Co.	1,213	88,076
Kraft Heinz Co.	182	16,527
McCormick & Co., Inc.	979	95,501
Mead Johnson Nutrition Co.	59	5,256
Mondelez International, Inc. Class A	810	34,895
Tyson Foods, Inc. Class A	209	12,897
WhiteWave Foods Co. (a)	40	2,246

		746,904

GAS UTILITIES — 0.0%
Atmos Energy Corp.	46	3,633
UGI Corp.	94	4,644

		8,277

HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	2,182	96,903
Align Technology, Inc. (a)	156	17,895
Baxter International, Inc.	1,432	74,264
Becton Dickinson and Co.	930	170,599
Boston Scientific Corp. (a)	2,163	53,794
C.R. Bard, Inc.	495	123,027
Cooper Cos., Inc.	173	34,581
Danaher Corp.	1,259	107,682
DENTSPLY SIRONA, Inc.	91	5,682
Edwards Lifesciences Corp. (a)	475	44,683
Hologic, Inc. (a)	547	23,275
IDEXX Laboratories, Inc. (a)	8	1,237
Intuitive Surgical, Inc. (a)	173	132,599
Medtronic PLC	1,873	150,889
ResMed, Inc.	585	42,102
Stryker Corp.	1,249	164,431
Teleflex, Inc.	13	2,518
Varian Medical Systems, Inc. (a)	1,010	92,041
Zimmer Biomet Holdings, Inc.	232	28,330

		1,366,532

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	784	99,999
AmerisourceBergen Corp.	248	21,948
Anthem, Inc.	481	79,548
Cardinal Health, Inc.	460	37,513
Centene Corp. (a)	115	8,195
Cigna Corp.	470	68,850
DaVita, Inc. (a)	113	7,681
Envision Healthcare Corp. (a)	73	4,476
Express Scripts Holding Co. (a)	764	50,355
HCA Holdings, Inc. (a)	213	18,955
Henry Schein, Inc. (a)	461	78,356
Humana, Inc.	289	59,575
Laboratory Corp. of America Holdings (a)	443	63,557
McKesson Corp.	794	117,719
MEDNAX, Inc. (a)	42	2,914
Patterson Cos., Inc.	453	20,489
Quest Diagnostics, Inc.	379	37,214
UnitedHealth Group, Inc.	1,330	218,133
Universal Health Services, Inc. Class B	163	20,285

		1,015,762

HEALTH CARE TECHNOLOGY — 0.0%
Cerner Corp. (a)	78	4,590

HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	917	33,810
Carnival Corp.	204	12,018
Chipotle Mexican Grill, Inc. (a)	79	35,196
Darden Restaurants, Inc.	397	33,217
Domino’s Pizza, Inc.	8	1,474
Hilton Worldwide Holdings, Inc.	71	4,151
Las Vegas Sands Corp.	163	9,302
Marriott International, Inc. Class A	73	6,875
McDonald’s Corp.	3,165	410,216
MGM Resorts International	158	4,329
Norwegian Cruise Line Holdings, Ltd. (a)	71	3,602
Royal Caribbean Cruises, Ltd.	90	8,830
Starbucks Corp.	5,137	299,950

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Wyndham Worldwide Corp.	53	$4,467
Wynn Resorts, Ltd.	36	4,126
Yum! Brands, Inc.	139	8,882

		880,445

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	239	7,961
Garmin, Ltd.	46	2,351
Leggett & Platt, Inc.	328	16,505
Lennar Corp. Class A	150	7,678
Mohawk Industries, Inc. (a)	26	5,967
Newell Brands, Inc.	152	7,170
PulteGroup, Inc.	407	9,585
Toll Brothers, Inc. (a)	105	3,792
Whirlpool Corp.	68	11,650

		72,659

HOUSEHOLD PRODUCTS — 2.4%
Church & Dwight Co., Inc.	2,256	112,507
Clorox Co.	737	99,370
Colgate-Palmolive Co.	1,470	107,589
Kimberly-Clark Corp.	1,908	251,150
Procter & Gamble Co.	2,743	246,458
Spectrum Brands Holdings, Inc.	6	834

		817,908

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	950	10,621
Calpine Corp. (a)	504	5,569

		16,190

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,978	378,451
General Electric Co.	3,916	116,697
Honeywell International, Inc.	1,746	218,023
Roper Technologies, Inc.	31	6,401

		719,572

INSURANCE — 4.4%
Aflac, Inc.	379	27,447
Alleghany Corp. (a)	89	54,705
Allstate Corp.	1,226	99,907
American International Group, Inc.	1,244	77,663
Aon PLC	341	40,473
Arch Capital Group, Ltd. (a)	1,377	130,498
Arthur J Gallagher & Co.	72	4,071
Assurant, Inc.	73	6,984
Axis Capital Holdings, Ltd.	1,047	70,180
Chubb, Ltd.	1,193	162,546
Cincinnati Financial Corp.	370	26,740
Everest Re Group, Ltd.	374	87,445
FNF Group	631	24,571
Hartford Financial Services Group, Inc.	383	18,411
Lincoln National Corp.	223	14,595
Loews Corp.	284	13,283
Markel Corp. (a)	88	85,876
Marsh & McLennan Cos., Inc.	2,163	159,824
MetLife, Inc.	1,111	58,683
Principal Financial Group, Inc.	187	11,801
Progressive Corp.	593	23,234

Prudential Financial, Inc.	431	45,979
Reinsurance Group of America, Inc.	70	8,888
RenaissanceRe Holdings, Ltd.	481	69,577
Torchmark Corp.	68	5,239
Travelers Cos., Inc.	772	93,057
Unum Group.	217	10,175
Willis Towers Watson PLC	71	9,293
WR Berkley Corp.	752	53,114
XL Group, Ltd.	323	12,875

		1,507,134

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (a)	40	35,462
Expedia, Inc.	44	5,551
Liberty Interactive Corp. QVC Group Class A (a) .	361	7,227
Netflix, Inc. (a)	65	9,608
Priceline Group, Inc. (a)	112	199,357
TripAdvisor, Inc. (a)	33	1,424

		258,629

INTERNET SOFTWARE & SERVICES — 2.9%
Akamai Technologies, Inc. (a)	45	2,686
Alphabet, Inc. Class A (a)	488	413,726
Alphabet, Inc. Class C (a)	437	362,518
eBay, Inc. (a)	1,647	55,290
Facebook, Inc. Class A (a)	812	115,345
MercadoLibre, Inc.	100	21,147
Twitter, Inc. (a)	71	1,061
VeriSign, Inc. (a)	23	2,004
Yahoo!, Inc. (a)	603	27,985
Zillow Group, Inc. Class C (a)	21	707

		1,002,469

IT SERVICES — 8.3%
Accenture PLC Class A	3,111	372,947
Alliance Data Systems Corp.	20	4,980
Automatic Data Processing, Inc.	2,817	288,433
Broadridge Financial Solutions, Inc.	1,126	76,512
Cognizant Technology Solutions Corp. Class A (a) .	203	12,082
Computer Sciences Corp.	101	6,970
Fidelity National Information Services, Inc.	948	75,480
First Data Corp. Class A (a)	24	372
Fiserv, Inc. (a)	1,523	175,617
FleetCor Technologies, Inc. (a)	18	2,726
Gartner, Inc. (a)	620	66,954
Global Payments, Inc.	40	3,227
International Business Machines Corp.	3,177	553,243
MasterCard, Inc. Class A	3,796	426,936
Paychex, Inc.	3,180	187,302
PayPal Holdings, Inc. (a)	318	13,680
Sabre Corp.	54	1,144
Total System Services, Inc.	48	2,566
Vantiv, Inc. Class A (a)	246	15,773
Visa, Inc. Class A	5,824	517,579
Western Union Co.	1,468	29,874

		2,834,397

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	260	$25,953
Mattel, Inc.	157	4,021
Polaris Industries, Inc.	197	16,509

		46,483

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	117	6,186
Illumina, Inc. (a)	17	2,901
Mettler-Toledo International, Inc. (a)	81	38,792
Quintiles IMS Holdings, Inc. (a)	131	10,549
Thermo Fisher Scientific, Inc.	411	63,130
Waters Corp. (a)	349	54,552

		176,110

MACHINERY — 1.2%
AGCO Corp.	82	4,935
Caterpillar, Inc.	401	37,197
Cummins, Inc.	419	63,353
Deere & Co.	235	25,582
Dover Corp.	93	7,472
Flowserve Corp.	73	3,535
Fortive Corp.	871	52,451
Illinois Tool Works, Inc.	752	99,617
Ingersoll-Rand PLC	130	10,571
Middleby Corp. (a)	11	1,501
PACCAR, Inc.	235	15,792
Parker-Hannifin Corp.	71	11,383
Pentair PLC	97	6,090
Snap-on, Inc.	140	23,614
Stanley Black & Decker, Inc.	79	10,497
WABCO Holdings, Inc. (a)	125	14,677
Wabtec Corp.	199	15,522
Xylem, Inc.	58	2,913

		406,702

MEDIA — 3.0%
CBS Corp. Class B	996	69,083
Charter Communications, Inc. Class A (a)	321	105,070
Comcast Corp. Class A	4,240	159,382
Discovery Communications, Inc. Class A (a)	103	2,996
Discovery Communications, Inc. Class C (a)	165	4,671
DISH Network Corp. Class A (a)	93	5,905
Interpublic Group of Cos., Inc.	185	4,545
Liberty Broadband Corp. Class C (a)	29	2,506
Liberty Global PLC Class A (a)	165	5,919
Liberty Global PLC Series C (a)	288	10,091
Liberty Global PLC LiLAC Class C (a)	59	1,359
Liberty Media Corp.-Liberty SiriusXM Class A (a)	186	7,239
Liberty Media Corp.-Liberty SiriusXM Class C (a)	97	3,762
News Corp. Class A	407	5,291
Omnicom Group, Inc.	829	71,468
Scripps Networks Interactive, Inc. Class A	45	3,527
Sirius XM Holdings, Inc.	339	1,746
TEGNA, Inc.	212	5,431
Time Warner, Inc.	506	49,441
Twenty-First Century Fox, Inc. Class A	596	19,304
Twenty-First Century Fox, Inc. Class B	220	6,992
Viacom, Inc. Class B.	520	24,242

Walt Disney Co.	3,864	438,139

		1,008,109

METALS & MINING — 0.3%
Freeport-McMoRan, Inc. (a)	764	10,207
Newmont Mining Corp.	2,813	92,716
Nucor Corp.	183	10,929

		113,852

MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp. REIT	3,871	76,994

MULTI-UTILITIES — 1.2%
Ameren Corp.	147	8,025
CenterPoint Energy, Inc.	190	5,238
CMS Energy Corp.	144	6,443
Consolidated Edison, Inc.	2,048	159,048
Dominion Resources, Inc.	1,389	107,745
DTE Energy Co.	122	12,457
NiSource, Inc.	193	4,591
Public Service Enterprise Group, Inc.	400	17,740
SCANA Corp.	73	4,770
Sempra Energy	132	14,586
WEC Energy Group, Inc.	1,198	72,635

		413,278

MULTILINE RETAIL — 0.4%
Dollar General Corp.	709	49,439
Dollar Tree, Inc. (a)	90	7,061
Kohl’s Corp.	217	8,639
Macy’s, Inc.	374	11,085
Nordstrom, Inc.	93	4,331
Target Corp.	1,163	64,186

		144,741

OIL, GAS & CONSUMABLE FUELS — 3.4%
Anadarko Petroleum Corp.	282	17,484
Antero Resources Corp. (a)	107	2,441
Apache Corp.	289	14,852
Cabot Oil & Gas Corp.	121	2,893
Chevron Corp.	1,943	208,620
Cimarex Energy Co.	28	3,346
Concho Resources, Inc. (a)	57	7,315
ConocoPhillips	1,219	60,792
Continental Resources, Inc. (a)	34	1,544
Devon Energy Corp.	273	11,390
Diamondback Energy, Inc. (a)	24	2,489
EOG Resources, Inc.	231	22,534
EQT Corp.	72	4,399
Exxon Mobil Corp.	5,111	419,153
Hess Corp.	287	13,836
HollyFrontier Corp.	317	8,984
Kinder Morgan, Inc.	1,123	24,414
Marathon Oil Corp.	1,026	16,211
Marathon Petroleum Corp.	882	44,576
Murphy Oil Corp.	217	6,204
Newfield Exploration Co. (a)	64	2,362
Noble Energy, Inc.	265	9,100
Occidental Petroleum Corp.	1,142	72,357
ONEOK, Inc.	86	4,768
Parsley Energy, Inc. Class A (a)	18	585
Phillips 66	649	51,414

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Pioneer Natural Resources Co.	54	$10,057
Plains GP Holdings L.P. Class A	448	14,005
Range Resources Corp.	83	2,415
Southwestern Energy Co. (a)	425	3,472
Targa Resources Corp.	106	6,349
Tesoro Corp.	185	14,996
Valero Energy Corp.	823	54,557
Williams Cos., Inc.	278	8,226

		1,148,140

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	18	326
Edgewell Personal Care Co. (a)	17	1,244
Estee Lauder Cos., Inc. Class A	570	48,330

		49,900

PHARMACEUTICALS — 4.9%
Allergan PLC	192	45,873
Bristol-Myers Squibb Co.	3,579	194,626
Eli Lilly & Co.	1,579	132,810
Jazz Pharmaceuticals PLC (a)	15	2,177
Johnson & Johnson	6,959	866,743
Mallinckrodt PLC (a)	61	2,719
Merck & Co., Inc.	2,729	173,401
Mylan NV (a)	245	9,553
Perrigo Co. PLC	80	5,311
Pfizer, Inc.	6,849	234,304
Zoetis, Inc.	74	3,949

		1,671,466

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	8	864
Equifax, Inc.	318	43,483
IHS Markit, Ltd. (a)	103	4,321
ManpowerGroup, Inc.	75	7,693
Nielsen Holdings PLC	148	6,114
Robert Half International, Inc.	398	19,434
Verisk Analytics, Inc. (a)	322	26,127

		108,036

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc.	17	1,879
American Tower Corp. REIT	202	24,551
Annaly Capital Management, Inc.	12,419	137,975
AvalonBay Communities, Inc. REIT	798	146,513
Boston Properties, Inc. REIT	108	14,300
Brixmor Property Group, Inc.	88	1,889
Camden Property Trust	128	10,299
Crown Castle International Corp. REIT	1,127	106,445
Digital Realty Trust, Inc. REIT	290	30,853
Duke Realty Corp.	103	2,706
Equinix, Inc. REIT	9	3,603
Equity Residential REIT	1,160	72,175
Essex Property Trust, Inc. REIT	191	44,222
Extra Space Storage, Inc. REIT	129	9,596
Federal Realty Investment Trust REIT	439	58,607
GGP, Inc. REIT	185	4,288
HCP, Inc. REIT	294	9,196
Host Hotels & Resorts, Inc. REIT	456	8,509
Iron Mountain, Inc. REIT	90	3,210
Kimco Realty Corp. REIT	188	4,153

Liberty Property Trust REIT	54	2,082
Macerich Co. REIT	606	39,027
Mid-America Apartment Communities, Inc. REIT.	44	4,477
National Retail Properties, Inc.	182	7,939
Park Hotels & Resorts, Inc. REIT	1	26
Prologis, Inc. REIT.	215	11,154
Public Storage REIT	820	179,506
Realty Income Corp. REIT	1,274	75,841
Regency Centers Corp.	601	39,900
SBA Communications Corp. REIT (a)	179	21,546
Simon Property Group, Inc. REIT	465	79,994
SL Green Realty Corp. REIT	44	4,691
UDR, Inc. REIT.	1,642	59,539
Ventas, Inc. REIT	585	38,049
VEREIT, Inc.	532	4,517
Vornado Realty Trust REIT	42	4,213
Welltower, Inc. REIT	782	55,381
Weyerhaeuser Co. REIT	294	9,990

		1,332,841

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	171	5,949
Jones Lang LaSalle, Inc.	129	14,377

		20,326

ROAD & RAIL — 0.8%
AMERCO	2	762
CSX Corp.	523	24,346
JB Hunt Transport Services, Inc.	234	21,467
Kansas City Southern	50	4,288
Norfolk Southern Corp.	162	18,139
Union Pacific Corp.	1,915	202,837

		271,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc. (a)	127	1,848
Analog Devices, Inc.	95	7,785
Applied Materials, Inc.	322	12,526
Broadcom, Ltd.	48	10,510
Intel Corp.	12,921	466,061
KLA-Tencor Corp.	41	3,898
Lam Research Corp.	76	9,755
Marvell Technology Group, Ltd.	171	2,609
Maxim Integrated Products, Inc.	77	3,462
Microchip Technology, Inc.	48	3,541
Micron Technology, Inc. (a)	1,107	31,992
NVIDIA Corp.	62	6,754
Qorvo, Inc. (a)	52	3,565
QUALCOMM, Inc.	3,449	197,766
Skyworks Solutions, Inc.	459	44,973
Texas Instruments, Inc.	2,495	200,997
Xilinx, Inc.	568	32,882

		1,040,924

SOFTWARE — 4.1%
Activision Blizzard, Inc.	176	8,775
Adobe Systems, Inc. (a)	549	71,441
ANSYS, Inc. (a)	605	64,656
Autodesk, Inc. (a)	14	1,211
CA, Inc.	164	5,202

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cadence Design Systems, Inc. (a)	1,053	$33,064
CDK Global, Inc.	284	18,463
Citrix Systems, Inc. (a)	38	3,169
Dell Technologies, Inc. Class V (a)	566	36,269
Electronic Arts, Inc. (a)	72	6,445
Fortinet, Inc. (a)	16	614
Intuit, Inc.	835	96,852
Microsoft Corp.	12,080	795,589
Nuance Communications, Inc. (a)	70	1,212
Oracle Corp.	2,614	116,611
Red Hat, Inc. (a)	20	1,730
salesforce.com, Inc. (a)	51	4,207
ServiceNow, Inc. (a)	1	87
Splunk, Inc. (a)	8	498
Symantec Corp.	229	7,026
Synopsys, Inc. (a)	1,548	111,657
VMware, Inc. Class A (a)	107	9,859

		1,394,637

SPECIALTY RETAIL — 4.4%
Advance Auto Parts, Inc.	172	25,501
AutoNation, Inc. (a)	117	4,948
AutoZone, Inc. (a)	136	98,335
Bed Bath & Beyond, Inc.	513	20,243
Best Buy Co., Inc.	327	16,072
CarMax, Inc. (a)	130	7,699
Dick’s Sporting Goods, Inc.	246	11,970
Foot Locker, Inc.	448	33,515
Gap, Inc.	732	17,780
Home Depot, Inc.	3,492	512,730
L Brands, Inc.	101	4,757
Lowe’s Cos., Inc.	2,598	213,582
O’Reilly Automotive, Inc. (a)	369	99,571
Ross Stores, Inc.	1,450	95,512
Signet Jewelers, Ltd.	38	2,632
Staples, Inc.	1,037	9,094
Tiffany & Co.	62	5,909
TJX Cos., Inc.	3,434	271,561
Tractor Supply Co.	355	24,484
Ulta Salon Cosmetics & Fragrance, Inc. (a)	141	40,217

		1,516,112

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Apple, Inc.	7,526	1,081,185
Hewlett Packard Enterprise Co.	2,024	47,969
HP, Inc.	3,735	66,782
NetApp, Inc.	154	6,445
Seagate Technology PLC	265	12,171
Western Digital Corp.	250	20,632
Xerox Corp.	1,325	9,726

		1,244,910

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
Coach, Inc.	127	5,249
Hanesbrands, Inc.	904	18,767
lululemon athletica, Inc. (a)	266	13,797
Michael Kors Holdings, Ltd. (a)	520	19,817
NIKE, Inc. Class B	3,552	197,953
PVH Corp.	49	5,070
Ralph Lauren Corp.	41	3,346

Under Armour, Inc. Class A (a)	25	495
Under Armour, Inc. Class C (a)	37	677
VF Corp.	882	48,484

		313,655

THRIFTS & MORTGAGE FINANCE — 0.0%
New York Community Bancorp, Inc.	360	5,029

TOBACCO — 0.8%
Altria Group, Inc.	2,097	149,768
Philip Morris International, Inc.	940	106,126
Reynolds American, Inc.	467	29,430

		285,324

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	738	38,007
United Rentals, Inc. (a)	66	8,253
W.W. Grainger, Inc.	152	35,380

		81,640

TRANSPORTATION INFRASTRUCTURE — 0.0%
Macquarie Infrastructure Corp.	29	2,337

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	429	33,363

WIRELESS TELECOMMUNICATION SERVICES — 0.0%
Sprint Corp. (a)	605	5,252
T-Mobile US, Inc. (a)	132	8,526

		13,778

TOTAL COMMON STOCKS (Cost $32,731,928)		34,065,214

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $29,924)	29,924	29,924

TOTAL INVESTMENTS — 99.9% (Cost $32,761,852)		34,095,138
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		25,488

NET ASSETS — 100.0%		$34,120,626

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,026,044	$—	$—	$1,026,044
Air Freight & Logistics	353,140	—	—	353,140
Airlines	47,145	—	—	47,145
Auto Components.	102,372	—	—	102,372
Automobiles	168,426	—	—	168,426
Banks	1,459,664	—	—	1,459,664
Beverages	964,525	—	—	964,525
Biotechnology	537,105	—	—	537,105
Building Products	36,637	—	—	36,637
Capital Markets	524,600	—	—	524,600
Chemicals	611,188	—	—	611,188
Commercial Services & Supplies	416,278	—	—	416,278
Communications Equipment	269,632	—	—	269,632
Construction & Engineering	14,947	—	—	14,947
Construction Materials	5,631	—	—	5,631
Consumer Finance	158,513	—	—	158,513
Containers & Packaging	59,219	—	—	59,219
Distributors	54,430	—	—	54,430
Diversified Consumer Services	2,837	—	—	2,837
Diversified Financial Services	271,971	—	—	271,971
Diversified Telecommunication Services	687,907	—	—	687,907
Electric Utilities	908,928	—	—	908,928
Electrical Equipment.	196,650	—	—	196,650
Electronic Equipment, Instruments & Components	197,572	—	—	197,572
Energy Equipment & Services	180,109	—	—	180,109
Equity Real Estate Investment Trusts (REITs)	3,576	—	—	3,576
Food & Staples Retailing	634,174	—	—	634,174
Food Products	746,904	—	—	746,904
Gas Utilities	8,277	—	—	8,277
Health Care Equipment & Supplies	1,366,532	—	—	1,366,532
Health Care Providers & Services	1,015,762	—	—	1,015,762
Health Care Technology	4,590	—	—	4,590
Hotels, Restaurants & Leisure	880,445	—	—	880,445
Household Durables	72,659	—	—	72,659
Household Products	817,908	—	—	817,908
Independent Power Producers & Energy Traders	16,190	—	—	16,190
Industrial Conglomerates	719,572	—	—	719,572
Insurance	1,507,134	—	—	1,507,134
Internet & Catalog Retail	258,629	—	—	258,629
Internet Software & Services	1,002,469	—	—	1,002,469
IT Services	2,834,397	—	—	2,834,397
Leisure Equipment & Products	46,483	—	—	46,483
Life Sciences Tools & Services	176,110	—	—	176,110
Machinery	406,702	—	—	406,702
Media	1,008,109	—	—	1,008,109
Metals & Mining	113,852	—	—	113,852
Mortgage Real Estate Investment	76,994	—	—	76,994
Multi-Utilities	413,278	—	—	413,278
Multiline Retail	144,741	—	—	144,741
Oil, Gas & Consumable Fuels	1,148,140	—	—	1,148,140
Personal Products	49,900	—	—	49,900

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$1,671,466	$—	$—	$1,671,466
Professional Services	108,036	—	—	108,036
Real Estate Investment Trusts (REITs)	1,332,841	—	—	1,332,841
Real Estate Management & Development	20,326	—	—	20,326
Road & Rail	271,839	—	—	271,839
Semiconductors & Semiconductor Equipment	1,040,924	—	—	1,040,924
Software	1,394,637	—	—	1,394,637
Specialty Retail	1,516,112	—	—	1,516,112
Technology Hardware, Storage & Peripherals	1,244,910	—	—	1,244,910
Textiles, Apparel & Luxury Goods	313,655	—	—	313,655
Thrifts & Mortgage Finance	5,029	—	—	5,029
Tobacco	285,324	—	—	285,324
Trading Companies & Distributors	81,640	—	—	81,640
Transportation Infrastructure	2,337	—	—	2,337
Water Utilities	33,363	—	—	33,363
Wireless Telecommunication Services	13,778	—	—	13,778
Short-Term Investment	29,924	—	—	29,924

TOTAL INVESTMENTS	$34,095,138	$—	$—	$34,095,138

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	73	$3,936	256	28	301	$23,963	$206	$63
State Street Institutional Liquid Reserves Fund, Premier Class	5,682	5,682	3,269,099	3,274,781	—	—	169	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	350,775	320,851	29,924	29,924	73	—

TOTAL		$9,618				$53,887	$448	$63

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
BANKS — 32.5%
BB&T Corp. 5.63%	122,609	$3,090,973
BB&T Corp. 5.85% (a)	151,514	3,851,486
BB&T Corp. Series E 5.63% (a)	300,365	7,611,249
BB&T Corp. Series F 5.20% (a)	117,166	2,924,463
BB&T Corp. Series G 5.20% (a)	131,871	3,288,863
Fifth Third Bancorp Series I 6.63% (a)	118,580	3,368,858
HSBC Holdings PLC 8.13%	279,496	7,512,852
HSBC Holdings PLC
Series 2 8.00% (a)	482,767	12,769,187
HSBC Holdings PLC
Series A 6.20%	184,214	4,771,143
Huntington Bancshares, Inc. Series D 6.25% (a)	158,048	4,096,604
ING Groep NV 6.13% (a)	184,306	4,699,803
ING Groep NV 6.20% (a)	131,771	3,360,160
ING Groep NV 6.38%	272,925	6,981,421
JPMorgan Chase & Co. Series AA 6.10%	172,348	4,565,499
JPMorgan Chase & Co. Series BB 6.15%	139,088	3,703,913
JPMorgan Chase & Co. Series O 5.50%	152,090	3,863,086
JPMorgan Chase & Co. Series P 5.45% (a)	110,787	2,818,421
JPMorgan Chase & Co. Series T 6.70%	113,597	3,113,694
JPMorgan Chase & Co. Series W 6.30% (a)	106,433	2,877,948
JPMorgan Chase & Co. Series Y 6.13%	172,953	4,586,714
KeyCorp Series E 6.13% (a)	130,162	3,522,184
PNC Financial Services Group, Inc. Series P 6.13%.	392,308	11,129,778
PNC Financial Services Group, Inc. Series Q 5.38% (a)	126,558	3,155,091
SunTrust Banks, Inc. Series E 5.88%	116,966	2,976,785
US Bancorp Series B 3.50%	260,980	6,018,199
US Bancorp Series F 6.50%	287,432	8,237,801
US Bancorp Series G 6.00%	283,389	7,084,725
US Bancorp Series H 5.15%	131,771	3,368,067
Wells Fargo & Co. 5.20% (a)	68,553	1,679,549
Wells Fargo & Co. 5.85%	158,986	4,229,028
Wells Fargo & Co. 6.63%	77,623	2,265,815
Wells Fargo & Co. Series J 8.00%	195,966	5,142,148
Wells Fargo & Co. Series O 5.13%	59,414	1,456,237
Wells Fargo & Co. Series P 5.25% (a)	57,127	1,417,321
Wells Fargo & Co. Series T 6.00% (a)	73,124	1,920,236
Wells Fargo & Co. Series V 6.00%	92,390	2,415,998
Wells Fargo & Co. Series W 5.70% (a)	92,490	2,327,973
Wells Fargo & Co. Series X 5.50% (a)	106,257	2,611,797

		164,815,069

CAPITAL MARKETS — 12.3%
Apollo Global Management LLC 6.38%	72,194	1,816,401
Ares Management L.P. Series A 7.00% (a)	81,981	2,152,821
Bank of New York Mellon Corp. 5.20%	153,458	3,836,450
Charles Schwab Corp. Series B 6.00% (a)	127,842	3,295,767
Charles Schwab Corp. Series C 6.00% (a)	158,017	4,215,894

Charles Schwab Corp. Series D 5.95% (a)	197,423	5,200,122
General Electric Co. 4.70% (a)	192,731	4,947,405
General Electric Co. 4.88%	215,207	5,485,626
General Electric Co. 4.88%	166,586	4,277,929
KKR & Co. L.P. Series A 6.75%	91,126	2,390,235
Legg Mason, Inc. 5.45% (a)	131,888	3,086,179
Legg Mason, Inc. 6.38% (a)	65,613	1,693,472
Northern Trust Corp. Series C 5.85%	104,171	2,821,992
State Street Corp. Series C 5.25% (b)	131,788	3,278,885
State Street Corp. Series D 5.90% (b)	195,608	5,273,592
State Street Corp. Series E 6.00% (b)	197,410	5,180,038
State Street Corp. Series G 5.35% (b)	131,771	3,469,530

		62,422,338

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70%	110,719	2,906,374

CONSUMER FINANCE — 4.6%
Capital One Financial Corp. Series B 6.00% (a)	228,387	5,819,301
Capital One Financial Corp. Series C 6.25% .	131,771	3,428,682
Capital One Financial Corp. Series D 6.70% (a)	131,771	3,615,796
Capital One Financial Corp. Series F 6.20% .	131,771	3,440,541
Capital One Financial Corp. Series G 5.20% .	158,146	3,648,428
Capital One Financial Corp. Series H 6.00% (a)	130,062	3,346,495

		23,299,243

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Qwest Corp. 6.13% (a)	200,519	4,972,871
Qwest Corp. 6.50% (a)	252,912	6,277,276
Qwest Corp. 6.63% (a)	106,869	2,692,030
Qwest Corp. 6.88% (a)	129,367	3,282,041
Qwest Corp. 7.00%	135,835	3,423,042
Qwest Corp. 7.00%	103,494	2,619,433
Qwest Corp. 7.50% (a)	74,604	1,905,386
Verizon Communications, Inc. 5.90%	131,788	3,483,157

		28,655,236

ELECTRIC UTILITIES — 10.8%
BGE Capital Trust II 6.20%	64,633	1,686,921
Duke Energy Corp. 5.13% (a)	131,771	3,424,728
Entergy Arkansas, Inc. 4.88% (a)	108,269	2,459,872
Entergy Louisiana LLC 4.88%	69,659	1,574,990
Entergy Mississippi, Inc. 4.90%	66,988	1,515,939
FPL Group Capital Trust I 5.88%	79,277	2,042,968
NextEra Energy Capital Holdings, Inc. 5.00% (a)	117,266	2,892,952
NextEra Energy Capital Holdings, Inc. Series G 5.70%	105,571	2,660,389
NextEra Energy Capital Holdings, Inc. Series H 5.63%	92,474	2,317,399
NextEra Energy Capital Holdings, Inc. Series I 5.13%	129,962	3,191,867
NextEra Energy Capital Holdings, Inc. Series K 5.25% (a)	150,269	3,610,964

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

PPL Capital Funding, Inc. Series B 5.90% (a).	118,661	$3,107,732
SCE Trust I 5.63%	125,276	3,161,966
SCE Trust II 5.10%	105,571	2,612,882
SCE Trust III Series H 5.75%	72,727	1,978,174
SCE Trust IV Series J 5.38%	85,827	2,313,038
SCE Trust V Series K 5.45%	79,321	2,148,013
Southern Co. 5.25%	210,572	5,043,199
Southern Co. 6.25%	262,980	6,942,672

		54,686,665

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D 3.55%	70,930	1,798,076

INSURANCE — 17.2%
Aegon NV 6.38%	261,080	6,660,151
Aegon NV 6.50%	131,771	3,393,103
Aegon NV 8.00%	138,365	3,589,188
Aegon NV Series 1 4.00%	65,213	1,621,195
Aflac, Inc. 5.50% (a)	131,771	3,346,984
Allstate Corp. 5.10%	131,771	3,502,473
Allstate Corp. 5.63% (a)	75,653	1,918,560
Allstate Corp. Series C 6.75% (a)	100,322	2,668,565
Allstate Corp. Series E 6.63% (a)	196,778	5,281,522
Allstate Corp. Series F 6.25% (a)	66,344	1,801,903
Arch Capital Group, Ltd. Series C 6.75%	85,927	2,162,783
Arch Capital Group, Ltd. Series E 5.25% (a) .	117,266	2,654,902
Aspen Insurance Holdings, Ltd. 5.63%	64,413	1,542,691
Aspen Insurance Holdings, Ltd. 5.95% (a)	71,930	1,939,952
Axis Capital Holdings, Ltd. Series C 6.88% .	92,165	2,301,360
Axis Capital Holdings, Ltd. Series E 5.50% (a)	143,059	3,374,762
Hartford Financial Services Group, Inc. 7.88%.	157,987	4,913,396
MetLife, Inc. Series A 4.00%	158,087	3,940,951
PartnerRe, Ltd. Series H 7.25%	77,648	2,219,180
Protective Life Corp. 6.25%	75,853	1,922,115
Prudential Financial, Inc. 5.70%	185,071	4,761,877
Prudential Financial, Inc. 5.75%	151,533	3,873,184
Prudential PLC 6.50% (a)	79,277	2,058,031
Prudential PLC 6.75% (a)	64,644	1,682,683
Reinsurance Group of America, Inc. 5.75%	104,171	2,858,452
Reinsurance Group of America, Inc. 6.20%	104,171	2,970,957
RenaissanceRe Holdings, Ltd. Series E 5.38% (a)	71,647	1,770,397
Torchmark Corp. 6.13% (a)	79,321	2,054,414
WR Berkley Corp. 5.63% (a)	92,474	2,307,226
WR Berkley Corp. 5.75%	75,179	1,871,957

		86,964,914

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc. 6.00%	197,418	5,219,732

MACHINERY — 1.0%
Stanley Black & Decker, Inc. 5.75%	197,434	4,985,208

MEDIA — 0.4%
Comcast Corp. 5.00%	75,453	1,946,687

MULTI-UTILITIES — 1.7%
Dominion Resources, Inc. Series A 5.25% (a) .	210,580	5,005,487
DTE Energy Co. Series B 5.38%	77,777	1,866,648
DTE Energy Co. Series F 6.00%	72,380	1,898,527

		8,770,662

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.3%
Digital Realty Trust, Inc. Series G 5.88% (a) .	64,513	1,635,405
Digital Realty Trust, Inc. Series H 7.38% (a) .	95,124	2,615,910
Digital Realty Trust, Inc. Series I 6.35%	64,913	1,731,879
Government Properties Income Trust 5.88% (a)	81,981	2,049,525
Kimco Realty Corp. Series I 6.00%	104,271	2,625,544
National Retail Properties, Inc. Series E 5.70%.	74,553	1,863,825
National Retail Properties, Inc. Series F 5.20%.	91,226	2,115,531
PS Business Parks, Inc. Series T 6.00%	92,474	2,326,646
Public Storage Series B 5.40% (a)	78,877	1,936,430
Public Storage Series D 4.95%	86,015	1,957,701
Public Storage Series E 4.90%	92,574	2,081,989
Public Storage Series S 5.90% (a)	121,326	3,056,202
Public Storage Series T 5.75%	121,978	3,061,648
Public Storage Series U 5.63% (a)	74,553	1,871,280
Public Storage Series V 5.38%	130,492	3,211,408
Public Storage Series W 5.20% (a)	131,871	3,287,544
Public Storage Series Y 6.38%	73,928	1,967,963
Public Storage Series Z 6.00% (a)	74,853	2,001,569
Realty Income Corp. Series F 6.63% (a)	106,558	2,673,540
Senior Housing Properties Trust 5.63%	92,474	2,336,818
Senior Housing Properties Trust 6.25%	64,513	1,664,435
Ventas Realty L.P. / Ventas Capital Corp. 5.45%.	67,168	1,680,543
Vornado Realty Trust Series I 6.63%	69,979	1,794,262
Vornado Realty Trust Series K 5.70% (a)	78,077	1,990,183
Vornado Realty Trust Series L 5.40%	77,777	1,897,759
Wells Fargo Real Estate Investment Corp. Series A 6.38% (a)	71,530	1,877,663

		57,313,202

TOTAL PREFERRED STOCKS
(Cost $507,112,072)		503,783,406

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,115,438	1,115,438
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	16,053,324	16,053,324

TOTAL SHORT-TERM INVESTMENTS (Cost $17,168,762)		17,168,762

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Value
TOTAL INVESTMENTS — 102.9% (Cost $524,280,834)	$520,952,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%	(14,653,275)

NET ASSETS — 100.0%	$506,298,893

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$164,815,069	$—	$—	$164,815,069
Capital Markets	62,422,338	—	—	62,422,338
Commercial Services & Supplies	2,906,374	—	—	2,906,374
Consumer Finance	23,299,243	—	—	23,299,243
Diversified Telecommunication Services	28,655,236	—	—	28,655,236
Electric Utilities	54,686,665	—	—	54,686,665
Independent Power Producers & Energy Traders	1,798,076	—	—	1,798,076
Insurance	86,964,914	—	—	86,964,914
Internet Software & Services	5,219,732	—	—	5,219,732
Machinery	4,985,208	—	—	4,985,208
Media	1,946,687	—	—	1,946,687
Multi-Utilities	8,770,662	—	—	8,770,662
Real Estate Investment Trusts (REITs)	57,313,202	—	—	57,313,202
Short-Term Investments	17,168,762	—	—	17,168,762

TOTAL INVESTMENTS	$520,952,168	$—	$—	$520,952,168

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	697,843	$19,166,207	170,775	212,041	656,577	$17,202,045	$719,732	$98,082
State Street Institutional Liquid Reserves Fund, Premier Class	1,192,051	1,192,051	37,452,100	38,644,150	—	—	3,011	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	51,052,581	49,937,143	1,115,438	1,115,438	5,275	—
State Street Navigator Securities Lending Government Money Market Portfolio*	31,379,715	31,379,715	108,721,650	124,048,041	16,053,324	16,053,324	52,896	—

TOTAL		$51,737,973				$34,370,807	$780,914	$98,082

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Essendant, Inc.	2,868	$43,450

COMMUNICATIONS EQUIPMENT — 6.0%
CalAmp Corp. (a)	3,825	64,222
CommScope Holding Co., Inc. (a)	1,667	69,531
InterDigital, Inc.	716	61,791
Motorola Solutions, Inc.	734	63,285
NetScout Systems, Inc. (a)	1,836	69,676
Ubiquiti Networks, Inc. (a)	1,081	54,331

		382,836

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.8%
CDW Corp.	1,139	65,732
Dolby Laboratories, Inc. Class A	1,300	68,133
Fitbit, Inc. Class A (a)	7,781	46,063
Insight Enterprises, Inc. (a)	1,578	64,840
ScanSource, Inc. (a)	1,507	59,150
SYNNEX Corp.	482	53,955
Tech Data Corp. (a)	688	64,603
VeriFone Systems, Inc. (a)	3,697	69,245
Zebra Technologies Corp. Class A (a)	731	66,704

		558,425

HEALTH CARE TECHNOLOGY — 7.1%
Allscripts Healthcare Solutions, Inc. (a)	5,476	69,436
Cerner Corp. (a)	1,258	74,033
HealthStream, Inc. (a)	2,295	55,608
Inovalon Holdings, Inc. Class A (a)	4,042	50,929
Medidata Solutions, Inc. (a)	1,161	66,978
Quality Systems, Inc. (a)	4,318	65,806
Veeva Systems, Inc. Class A (a)	1,423	72,972

		455,762

INTERNET & CATALOG RETAIL — 2.9%
Groupon, Inc. (a)	15,723	61,791
Netflix, Inc. (a)	496	73,314
Travelport Worldwide, Ltd.	4,481	52,741

		187,846

INTERNET SOFTWARE & SERVICES — 30.5%
58.com, Inc. ADR (a)	1,824	64,551
Alphabet, Inc. Class A (a)	74	62,737
Autohome, Inc. ADR (a)	2,210	70,212
Baidu, Inc. ADR (a)	355	61,245
Bankrate, Inc. (a)	5,879	56,732
Baozun, Inc. ADR (a)	4,976	74,341
Bitauto Holdings, Ltd. ADR (a)	3,076	78,776
Facebook, Inc. Class A (a)	508	72,161
Fang Holdings, Ltd. ADR (a)	20,556	67,013
GrubHub, Inc. (a)	1,607	52,854
IAC/InterActiveCorp (a)	892	65,758
LogMeIn, Inc.	702	68,445
Match Group, Inc. (a)	3,351	54,722
Momo, Inc. ADR (a)	2,967	101,086
Pandora Media, Inc. (a)	4,405	52,023
Q2 Holdings, Inc. (a)	1,911	66,598
Quotient Technology, Inc. (a)	5,071	48,428
Shopify, Inc. Class A (a)	1,441	98,118
SINA Corp. (a)	843	60,797

Sohu.com, Inc. (a)	1,657	65,170
SPS Commerce, Inc. (a)	871	50,945
TrueCar, Inc. (a)	4,699	72,694
Twitter, Inc. (a)	3,097	46,300
WebMD Health Corp. (a)	1,146	60,371
Weibo Corp. ADR (a)	1,255	65,486
Yahoo!, Inc. (a)	1,456	67,573
Yandex NV Class A (a)	3,065	67,216
Yelp, Inc. (a)	1,685	55,184
YY, Inc. ADR (a)	1,362	62,802
Zillow Group, Inc. Class C (a)	1,648	55,488

		1,945,826

IT SERVICES — 11.0%
Accenture PLC Class A	494	59,221
Computer Sciences Corp.	1,002	69,148
EPAM Systems, Inc. (a)	962	72,650
International Business Machines Corp.	366	63,735
Jack Henry & Associates, Inc.	680	63,308
Sabre Corp.	2,249	47,656
Square, Inc. Class A (a)	4,381	75,704
Syntel, Inc.	3,060	51,500
Teradata Corp. (a)	2,128	66,223
Unisys Corp. (a)	3,828	53,401
Virtusa Corp. (a)	2,546	76,940

		699,486

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.1%
Ambarella, Inc. (a)	1,118	61,166
Cavium, Inc. (a)	944	67,647
Marvell Technology Group, Ltd.	4,241	64,718
NVIDIA Corp.	664	72,329
Qorvo, Inc. (a)	1,078	73,908
QUALCOMM, Inc.	889	50,975
Silicon Motion Technology Corp. ADR	1,357	63,440

		454,183

SOFTWARE — 22.3%
ACI Worldwide, Inc. (a)	3,067	65,603
Adobe Systems, Inc. (a)	582	75,736
CA, Inc.	1,922	60,966
Check Point Software Technologies, Ltd. (a)	714	73,299
Citrix Systems, Inc. (a)	680	56,705
CyberArk Software, Ltd. (a)	1,272	64,707
Ebix, Inc.	1,020	62,475
Ellie Mae, Inc. (a)	728	72,997
Fair Isaac Corp.	498	64,217
FireEye, Inc. (a)	4,445	56,051
Gigamon, Inc. (a)	1,281	45,540
Globant SA (a)	1,824	66,394
Guidewire Software, Inc. (a)	1,128	63,540
Imperva, Inc. (a)	1,611	66,131
Monotype Imaging Holdings, Inc.	2,926	58,813
Proofpoint, Inc. (a)	843	62,685
Qualys, Inc. (a)	1,843	69,850
RealPage, Inc. (a)	1,996	69,660
SS&C Technologies Holdings, Inc.	2,080	73,632
Symantec Corp.	2,452	75,227
TiVo Corp.	2,811	52,706
VMware, Inc. Class A (a)	754	69,474

		1,426,408

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.	533	$76,571
Hewlett Packard Enterprise Co.	2,483	58,847

		135,418

THRIFTS & MORTGAGE FINANCE — 1.1%
LendingTree, Inc. (a)	577	72,327

TOTAL COMMON STOCKS (Cost $6,194,053)		6,361,967

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $23,688)	23,688	23,688

TOTAL INVESTMENTS — 100.0% (Cost $6,217,741)		6,385,655
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(806)

NET ASSETS — 100.0%		$6,384,849

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount shown represents less than 0.05% of net assets.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Commercial Services & Supplies	$43,450	$—	$—	$43,450
Communications Equipment	382,836	—	—	382,836
Electronic Equipment, Instruments & Components	558,425	—	—	558,425
Health Care Technology	455,762	—	—	455,762
Internet & Catalog Retail	187,846	—	—	187,846
Internet Software & Services	1,945,826	—	—	1,945,826
IT Services	699,486	—	—	699,486
Semiconductors & Semiconductor Equipment	454,183	—	—	454,183
Software	1,426,408	—	—	1,426,408
Technology Hardware, Storage & Peripherals	135,418	—	—	135,418
Thrifts & Mortgage Finance	72,327	—	—	72,327
Short-Term Investment	23,688	—	—	23,688

TOTAL INVESTMENTS	$6,385,655	$—	$—	$6,385,655

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1	$1	105,871	105,872	—	$—	$10
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,076,066	1,052,378	23,688	23,688	75

TOTAL		$1				$23,688	$85

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	40,097	$1,056,155
Hexcel Corp.	8,391	457,729
Northrop Grumman Corp.	16,627	3,954,566
Spirit AeroSystems Holdings, Inc. Class A	11,915	690,117
Textron, Inc.	25,090	1,194,033

		7,352,600

AIR FREIGHT & LOGISTICS — 2.4%
United Parcel Service, Inc. Class B	63,972	6,864,196

AIRLINES — 1.5%
Alaska Air Group, Inc.	11,479	1,058,593
Hawaiian Holdings, Inc. (a)	4,964	230,578
Southwest Airlines Co.	59,046	3,174,313

		4,463,484

BANKS — 4.5%
Bank of Hawaii Corp.	4,019	331,005
BankUnited, Inc.	9,301	347,020
Cathay General Bancorp	6,931	261,160
Comerica, Inc.	15,898	1,090,285
Commerce Bancshares, Inc.	8,725	489,996
East West Bancorp, Inc.	13,046	673,304
Fulton Financial Corp.	16,340	291,669
Investors Bancorp, Inc.	29,584	425,418
Signature Bank (a)	4,529	672,058
Umpqua Holdings Corp.	20,789	368,797
US Bancorp	159,636	8,221,254

		13,171,966

BEVERAGES — 5.1%
PepsiCo, Inc.	132,905	14,866,753

BIOTECHNOLOGY — 7.5%
Alexion Pharmaceuticals, Inc. (a)	20,606	2,498,271
Amgen, Inc.	69,527	11,407,295
Biogen, Inc. (a)	20,293	5,548,512
Bioverativ, Inc. (a)	10,045	547,051
Ionis Pharmaceuticals, Inc. (a)	10,879	437,336
Seattle Genetics, Inc. (a)	12,637	794,362
TESARO, Inc. (a)	2,691	414,064

		21,646,891

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	12,312	391,522

CAPITAL MARKETS — 1.8%
CBOE Holdings, Inc.	7,371	597,567
Franklin Resources, Inc.	33,145	1,396,730
S&P Global, Inc.	24,434	3,194,501

		5,188,798

CHEMICALS — 2.7%
E.I. du Pont de Nemours & Co.	80,917	6,500,063
HB Fuller Co.	4,758	245,322
International Flavors & Fragrances, Inc.	7,420	983,373

		7,728,758

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,552	328,518
Rollins, Inc.	8,870	329,343

		657,861

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	13,364	557,412

CONSTRUCTION & ENGINEERING — 0.1%
Dycom Industries, Inc. (a)	2,795	259,795

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	5,791	1,263,886

CONSUMER FINANCE — 3.4%
American Express Co.	87,906	6,954,244
Discover Financial Services	38,096	2,605,385
Navient Corp.	29,777	439,509

		9,999,138

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	8,041	648,105
Bemis Co., Inc.	8,884	434,072

		1,082,177

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
CenturyLink, Inc.	50,815	1,197,709
Frontier Communications Corp.	110,598	236,680
Level 3 Communications, Inc. (a)	33,201	1,899,761
Zayo Group Holdings, Inc. (a)	9,523	313,307

		3,647,457

ELECTRIC UTILITIES — 2.3%
American Electric Power Co., Inc.	45,752	3,071,332
Entergy Corp.	16,654	1,265,038
Great Plains Energy, Inc.	14,687	429,154
Hawaiian Electric Industries, Inc.	10,147	337,996
Pinnacle West Capital Corp.	10,089	841,221
PNM Resources, Inc.	7,550	279,350
Portland General Electric Co.	8,378	372,151

		6,596,242

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	11,607	531,136
CDW Corp.	14,869	858,090
Universal Display Corp.	3,929	338,287

		1,727,513

ENERGY EQUIPMENT & SERVICES — 0.5%
National Oilwell Varco, Inc.	35,163	1,409,685
RPC, Inc.	5,090	93,198

		1,502,883

FOOD & STAPLES RETAILING — 3.6%
CVS Health Corp.	99,235	7,789,948
Kroger Co.	87,882	2,591,640

		10,381,588

FOOD PRODUCTS — 0.5%
Flowers Foods, Inc.	17,069	331,309
McCormick & Co., Inc.	10,788	1,052,370

		1,383,679

GAS UTILITIES — 0.4%
National Fuel Gas Co.	7,150	426,283
New Jersey Resources Corp.	8,069	319,532
South Jersey Industries, Inc.	7,550	269,158

		1,014,973

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Alere, Inc. (a)	7,782	$309,179
Cooper Cos., Inc.	4,448	889,110
Edwards Lifesciences Corp. (a)	19,616	1,845,277
Hologic, Inc. (a)	25,425	1,081,834
Integra LifeSciences Holdings Corp. (a)	5,591	235,549

		4,360,949

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	32,470	4,141,549
Brookdale Senior Living, Inc. (a)	17,375	233,346
Cardinal Health, Inc.	30,247	2,466,643
Centene Corp. (a)	15,450	1,100,967
HealthSouth Corp.	8,278	354,381
Molina Healthcare, Inc. (a)	4,037	184,087
Patterson Cos., Inc.	7,966	360,302

		8,841,275

HOTELS, RESTAURANTS & LEISURE — 2.9%
Brinker International, Inc.	5,274	231,845
Buffalo Wild Wings, Inc. (a)	1,761	268,993
Hyatt Hotels Corp. Class A (a)	2,276	122,859
ILG, Inc.	10,448	218,990
Starbucks Corp.	132,006	7,707,830

		8,550,517

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	4,758	298,422

HOUSEHOLD PRODUCTS — 0.7%
Clorox Co.	12,040	1,623,353
Energizer Holdings, Inc.	5,793	322,960

		1,946,313

INDUSTRIAL CONGLOMERATES — 3.7%
3M Co.	56,116	10,736,674

INSURANCE — 2.9%
Assurant, Inc.	5,562	532,117
Hartford Financial Services Group, Inc.	36,640	1,761,285
Principal Financial Group, Inc.	26,912	1,698,416
Prudential Financial, Inc.	41,014	4,375,373

		8,367,191

INTERNET & CATALOG RETAIL — 0.7%
Expedia, Inc.	10,976	1,384,842
HSN, Inc.	2,855	105,921
TripAdvisor, Inc. (a)	10,358	447,051

		1,937,814

INTERNET SOFTWARE & SERVICES — 0.6%
GoDaddy, Inc. Class A (a)	4,766	180,631
GrubHub, Inc. (a)	7,657	251,839
Match Group, Inc. (a)	3,620	59,115
Pandora Media, Inc. (a)	19,708	232,751
Twitter, Inc. (a)	51,995	777,325
Yelp, Inc. (a)	6,498	212,810

		1,714,471

IT SERVICES — 6.2%
Alliance Data Systems Corp.	5,344	1,330,656
Booz Allen Hamilton Holding Corp.	11,502	407,056
Conduent, Inc. (a)	17,284	290,025
Convergys Corp.	9,000	190,350

Gartner, Inc. (a)	7,295	787,787
Jack Henry & Associates, Inc.	7,130	663,803
Leidos Holdings, Inc.	6,105	312,210
MasterCard, Inc. Class A	89,169	10,028,837
MAXIMUS, Inc.	6,102	379,544
Paychex, Inc.	30,013	1,767,766
Science Applications International Corp.	4,037	300,353
Square, Inc. Class A (a)	9,309	160,860
Vantiv, Inc. Class A (a)	14,487	928,906
WEX, Inc. (a)	3,576	370,116

		17,918,269

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	4,446	399,918

MACHINERY — 2.3%
Illinois Tool Works, Inc.	33,194	4,397,209
Ingersoll-Rand PLC	23,712	1,928,260
ITT, Inc.	8,384	343,912

		6,669,381

MEDIA — 0.4%
Meredith Corp.	3,514	227,004
Scripps Networks Interactive, Inc. Class A	7,253	568,418
TEGNA, Inc.	19,683	504,278

		1,299,700

METALS & MINING — 0.2%
Alcoa Corp.	12,966	446,030

MULTI-UTILITIES — 1.0%
NorthWestern Corp.	4,552	267,202
Sempra Energy	23,043	2,546,252

		2,813,454

MULTILINE RETAIL — 1.7%
Big Lots, Inc.	4,140	201,535
JC Penney Co., Inc. (a)	28,549	175,862
Kohl’s Corp.	16,366	651,530
Macy’s, Inc.	28,051	831,432
Target Corp.	54,791	3,023,915

		4,884,274

OIL, GAS & CONSUMABLE FUELS — 3.2%
EnLink Midstream LLC	5,584	108,330
EQT Corp.	15,682	958,170
Occidental Petroleum Corp.	70,511	4,467,577
Phillips 66	46,351	3,671,926

		9,206,003

PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. Class A	20,243	1,716,404

PHARMACEUTICALS — 7.1%
Mylan NV (a)	38,516	1,501,739
Pfizer, Inc.	561,928	19,223,557

		20,725,296

PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	3,413	368,399
ManpowerGroup, Inc.	6,493	665,987
Nielsen Holdings PLC	33,014	1,363,808
Robert Half International, Inc.	11,518	562,424

		2,960,618

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
SBA Communications Corp. REIT (a)	11,377	$1,369,449

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp.	13,795	410,953

ROAD & RAIL — 0.1%
Landstar System, Inc.	4,019	344,227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Lam Research Corp.	14,703	1,887,277
Texas Instruments, Inc.	92,711	7,468,798

		9,356,075

SOFTWARE — 5.3%
ANSYS, Inc. (a)	7,992	854,105
CA, Inc.	28,838	914,741
Electronic Arts, Inc. (a)	26,949	2,412,475
Ellie Mae, Inc. (a)	2,691	269,827
Intuit, Inc.	22,537	2,614,067
salesforce.com, Inc. (a)	59,421	4,901,638
Symantec Corp.	57,236	1,756,000
Take-Two Interactive Software, Inc. (a)	7,863	466,040
Workday, Inc. Class A (a)	10,704	891,429
Zendesk, Inc. (a)	7,137	200,121
Zynga, Inc. Class A (a)	69,515	198,118

		15,478,561

SPECIALTY RETAIL — 4.7%
American Eagle Outfitters, Inc.	15,619	219,135
Best Buy Co., Inc.	25,336	1,245,264
Gap, Inc.	19,897	483,298
L Brands, Inc.	22,623	1,065,543
Ross Stores, Inc.	36,437	2,400,105
Sally Beauty Holdings, Inc. (a)	13,861	283,319
Tiffany & Co.	11,718	1,116,725
TJX Cos., Inc.	60,860	4,812,809
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,370	1,531,685
Urban Outfitters, Inc. (a)	7,860	186,754
Williams-Sonoma, Inc.	7,718	413,839

		13,758,476

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	11,088	506,500
Xerox Corp.	86,426	634,367

		1,140,867

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	4,694	421,521
Coach, Inc.	25,332	1,046,972
Kate Spade & Co. (a)	12,102	281,130
lululemon athletica, Inc. (a)	8,766	454,692

		2,204,315

THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp. (a)	30,228	306,210
TFS Financial Corp.	5,277	87,704
Washington Federal, Inc.	8,585	284,163

		678,077

TOBACCO — 1.7%
Reynolds American, Inc.	76,306	4,808,804

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp.	9,103	352,741
WESCO International, Inc. (a)	3,919	272,567

		625,308

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	16,337	1,270,528
Aqua America, Inc.	16,060	516,329

		1,786,857

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	8,833	234,163

TOTAL COMMON STOCKS (Cost $265,344,045)		289,738,677

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $176,895)	176,895	176,895

TOTAL INVESTMENTS — 99.9% (Cost $265,520,940)		289,915,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		231,013

NET ASSETS — 100.0%		$290,146,585

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$7,352,600	$—	$—	$7,352,600
Air Freight & Logistics	6,864,196	—	—	6,864,196
Airlines	4,463,484	—	—	4,463,484
Banks	13,171,966	—	—	13,171,966
Beverages	14,866,753	—	—	14,866,753
Biotechnology	21,646,891	—	—	21,646,891
Building Products	391,522	—	—	391,522
Capital Markets	5,188,798	—	—	5,188,798
Chemicals	7,728,758	—	—	7,728,758
Commercial Services & Supplies	657,861	—	—	657,861
Communications Equipment	557,412	—	—	557,412
Construction & Engineering	259,795	—	—	259,795
Construction Materials	1,263,886	—	—	1,263,886
Consumer Finance	9,999,138	—	—	9,999,138
Containers & Packaging	1,082,177	—	—	1,082,177
Diversified Telecommunication Services	3,647,457	—	—	3,647,457
Electric Utilities	6,596,242	—	—	6,596,242
Electronic Equipment, Instruments & Components	1,727,513	—	—	1,727,513
Energy Equipment & Services	1,502,883	—	—	1,502,883
Food & Staples Retailing	10,381,588	—	—	10,381,588
Food Products	1,383,679	—	—	1,383,679
Gas Utilities	1,014,973	—	—	1,014,973
Health Care Equipment & Supplies	4,360,949	—	—	4,360,949
Health Care Providers & Services	8,841,275	—	—	8,841,275
Hotels, Restaurants & Leisure	8,550,517	—	—	8,550,517
Household Durables	298,422	—	—	298,422
Household Products	1,946,313	—	—	1,946,313
Industrial Conglomerates	10,736,674	—	—	10,736,674
Insurance	8,367,191	—	—	8,367,191
Internet & Catalog Retail	1,937,814	—	—	1,937,814
Internet Software & Services	1,714,471	—	—	1,714,471
IT Services.	17,918,269	—	—	17,918,269
Life Sciences Tools & Services	399,918	—	—	399,918
Machinery	6,669,381	—	—	6,669,381
Media	1,299,700	—	—	1,299,700
Metals & Mining	446,030	—	—	446,030
Multi-Utilities	2,813,454	—	—	2,813,454
Multiline Retail	4,884,274	—	—	4,884,274
Oil, Gas & Consumable Fuels	9,206,003	—	—	9,206,003
Personal Products	1,716,404	—	—	1,716,404
Pharmaceuticals	20,725,296	—	—	20,725,296
Professional Services	2,960,618	—	—	2,960,618
Real Estate Investment Trusts (REITs)	1,369,449	—	—	1,369,449
Real Estate Management & Development	410,953	—	—	410,953
Road & Rail	344,227	—	—	344,227
Semiconductors & Semiconductor Equipment	9,356,075	—	—	9,356,075
Software	15,478,561	—	—	15,478,561
Specialty Retail	13,758,476	—	—	13,758,476
Technology Hardware, Storage & Peripherals	1,140,867	—	—	1,140,867
Textiles, Apparel & Luxury Goods	2,204,315	—	—	2,204,315
Thrifts & Mortgage Finance.	678,077	—	—	678,077

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Tobacco	$4,808,804	$—	$—	$4,808,804
Trading Companies & Distributors	625,308	—	—	625,308
Water Utilities	1,786,857	—	—	1,786,857
Wireless Telecommunication Services	234,163	—	—	234,163
Short-Term Investment	176,895	—	—	176,895

TOTAL INVESTMENTS	$289,915,572	$—	$—	$289,915,572

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	239,295	$239,295	3,371,261	3,610,556	—	$—	$350
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,122,203	17,945,308	176,895	176,895	1,769

TOTAL		$239,295				$176,895	$2,119

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS (a) — 99.8%
U.S. Treasury Bill:
4.84%, 5/4/2017	$205,429,000	$205,300,952
4.89%, 5/11/2017	205,429,000	205,266,941
4.94%, 5/18/2017	205,429,000	205,237,240
5.15%, 5/25/2017	255,319,000	255,048,607
7.00%, 6/1/2017	187,820,000	187,599,454
7.13%, 6/8/2017	170,213,000	169,987,299
7.22%, 6/15/2017	187,820,000	187,543,355
7.48%, 6/22/2017	255,319,000	254,888,645
7.61%, 6/29/2017	196,625,000	196,260,904

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,867,330,632)		1,867,133,397

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $2,951,778)	2,951,778	2,951,778

TOTAL INVESTMENTS — 100.0% (Cost $1,870,282,410)		1,870,085,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(194,899)

NET ASSETS — 100.0%		$1,869,890,276

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,867,133,397	$—	$1,867,133,397
Short-Term Investment	2,951,778	—	—	2,951,778

TOTAL INVESTMENTS	$2,951,778	$1,867,133,397	$—	$1,870,085,175

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class.	2,358,376	$2,358,376	2,002,001	4,360,377	—	$—	$2,761
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,674,276	5,722,498	2,951,778	2,951,778	3,933
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,248,911,300	2,248,911,300	—	—	49,833

TOTAL		$2,358,376				$2,951,778	$56,527

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$17,647,528	$16,447,144
0.75%, 2/15/2042	18,056,313	17,394,188
0.75%, 2/15/2045	17,229,773	16,438,582
0.88%, 2/15/2047	5,824,990	5,743,033
1.00%, 2/15/2046	15,171,355	15,418,193
1.38%, 2/15/2044	17,609,911	19,452,612
1.75%, 1/15/2028	13,149,101	14,882,153
2.00%, 1/15/2026	17,776,091	20,186,885
2.13%, 2/15/2040	12,507,551	15,791,033
2.13%, 2/15/2041	19,337,102	24,565,274
2.38%, 1/15/2025	26,462,445	30,543,748
2.38%, 1/15/2027	14,399,716	17,037,888
2.50%, 1/15/2029	11,725,942	14,350,559
3.38%, 4/15/2032	4,974,999	6,993,456
3.63%, 4/15/2028	18,282,834	24,325,494
3.88%, 4/15/2029	20,939,180	28,986,734
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	38,039,697	38,374,827
0.13%, 4/15/2019	37,861,999	38,426,522
0.13%, 4/15/2020	37,867,940	38,446,562
0.13%, 4/15/2021	33,718,182	34,090,431
0.13%, 1/15/2022	32,175,593	32,448,120
0.13%, 7/15/2022	31,451,562	31,725,820
0.13%, 1/15/2023	31,333,963	31,345,870
0.13%, 7/15/2024	30,463,734	30,207,229
0.13%, 7/15/2026	27,116,852	26,477,708
0.25%, 1/15/2025	30,535,903	30,297,723
0.38%, 7/15/2023	31,340,105	31,863,798
0.38%, 7/15/2025	30,498,974	30,596,876
0.38%, 1/15/2027	19,315,247	19,244,360

0.63%, 7/15/2021	$28,052,451	$29,120,127
0.63%, 1/15/2024	30,997,659	31,765,161
0.63%, 1/15/2026	31,496,987	32,092,910
1.13%, 1/15/2021	29,577,061	31,156,772
1.25%, 7/15/2020	26,191,496	27,729,722
1.38%, 7/15/2018	12,234,471	12,657,661
1.38%, 1/15/2020	15,481,315	16,316,996
1.63%, 1/15/2018	2	2
1.88%, 7/15/2019	12,535,047	13,320,618
2.13%, 1/15/2019	12,111,064	12,745,805

TOTAL U.S. TREASURY OBLIGATIONS (Cost $902,316,970)		909,008,596

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $402,394)	402,394	402,394

TOTAL INVESTMENTS — 99.8% (Cost $902,719,364)		909,410,990
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,800,687

NET ASSETS — 100.0%		$911,211,677

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$909,008,596	$—	$909,008,596
Short-Term Investment	402,394	—	—	402,394

TOTAL INVESTMENTS	$402,394	$909,008,596	$—	$909,410,990

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37,009	$37,009	11,390,399	11,427,408	—	$—	$1,367
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	19,386,328	18,983,934	402,394	402,394	1,049
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	23,436,568	23,436,568	—	—	655

TOTAL		$37,009				$402,394	$3,071

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	$1,277,279	$1,288,532
0.13%, 4/15/2019	1,285,861	1,305,034
0.13%, 4/15/2020	1,273,248	1,292,703
0.13%, 4/15/2021	1,093,626	1,105,700
0.13%, 1/15/2022	1,069,565	1,078,624
0.63%, 7/15/2021	792,856	823,032
1.13%, 1/15/2021	835,866	880,509
1.25%, 7/15/2020	740,456	783,943
1.38%, 7/15/2018	345,545	357,497
1.38%, 1/15/2020	437,207	460,807
1.63%, 1/15/2018	391,026	399,218
1.88%, 7/15/2019	355,006	377,254
2.13%, 1/15/2019	343,099	361,081
2.63%, 7/15/2017	336,211	341,208

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,820,529)		10,855,142

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (a) (b) (Cost $12,177)	12,177	$12,177

TOTAL INVESTMENTS — 99.8% (Cost $10,832,706)		10,867,319
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		26,541

NET ASSETS — 100.0%		$10,893,860

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,855,142	$—	$10,855,142
Short-Term Investment	12,177	—	—	12,177

TOTAL INVESTMENTS	$12,177	$10,855,142	$—	$10,867,319

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,729	$10,729	62,048	72,777	—	$—	$23
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	60,196	48,019	12,177	12,177	16

TOTAL		$10,729				$12,177	$39

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$2,596,848	$2,949,032
2.38%, 1/15/2025	3,828,701	4,419,202
2.38%, 1/15/2027	2,106,245	2,492,130
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	5,553,983	5,602,913
0.13%, 4/15/2019	5,499,360	5,581,355
0.13%, 4/15/2020	5,509,490	5,593,675
0.13%, 4/15/2021	4,888,762	4,942,734
0.13%, 1/15/2022	4,700,782	4,740,598
0.13%, 7/15/2022	4,594,392	4,634,455
0.13%, 1/15/2023	4,577,291	4,579,030
0.13%, 7/15/2024	4,450,330	4,412,859
0.13%, 7/15/2026	3,960,543	3,867,193
0.25%, 1/15/2025	4,460,854	4,426,060
0.38%, 7/15/2023	4,539,831	4,615,692
0.38%, 7/15/2025	4,455,824	4,470,127
0.38%, 1/15/2027	2,687,180	2,677,318
0.63%, 7/15/2021	4,098,612	4,254,605
0.63%, 1/15/2024	4,527,905	4,640,016
0.63%, 1/15/2026	4,601,947	4,689,015
1.13%, 1/15/2021	4,320,844	4,551,620
1.25%, 7/15/2020	3,826,735	4,051,480
1.38%, 7/15/2018	1,789,133	1,851,019
1.38%, 1/15/2020	2,261,430	2,383,502

1.88%, 7/15/2019	$1,833,988	$1,948,925
2.13%, 1/15/2019	1,771,070	1,863,892

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $100,318,549)		100,238,447

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $18,163)	18,163	18,163

TOTAL INVESTMENTS — 99.8% (Cost $100,336,712)		100,256,610
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		157,255

NET ASSETS — 100.0%		$100,413,865

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$100,238,447	$—	$100,238,447
Short-Term Investment	18,163	—	—	18,163

TOTAL INVESTMENTS	$18,163	$100,238,447	$—	$100,256,610

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,436	$17,436	555,350	572,786	—	$—	$72
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,055,455	1,037,292	18,163	18,163	98

TOTAL		$17,436				$18,163	$170

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
7.88%, 2/15/2021	$94,500	$116,076
8.00%, 11/15/2021	456,200	579,347
8.13%, 8/15/2019	97,800	113,193
8.13%, 5/15/2021	86,800	108,478
8.13%, 8/15/2021	159,800	201,732
8.50%, 2/15/2020	78,800	94,401
8.75%, 5/15/2020	212,300	258,639
8.75%, 8/15/2020	304,000	374,814
8.88%, 2/15/2019	117,800	134,685
9.00%, 11/15/2018	97,800	110,154
9.13%, 5/15/2018	58,900	64,189
Treasury Notes:
0.63%, 4/30/2018	751,600	747,774
0.63%, 6/30/2018	1,787,500	1,776,453
0.75%, 4/15/2018	1,751,000	1,744,749
0.75%, 4/30/2018	1,043,800	1,039,875
0.75%, 7/31/2018	1,274,100	1,267,436
0.75%, 8/31/2018	796,100	791,554
0.75%, 9/30/2018	711,600	707,124
0.75%, 10/31/2018	645,300	640,809
0.75%, 2/15/2019	1,749,100	1,733,376
0.75%, 7/15/2019	448,900	443,006
0.75%, 8/15/2019	796,100	784,875
0.88%, 5/31/2018	348,200	347,208
0.88%, 7/15/2018	1,586,200	1,580,966
0.88%, 10/15/2018	432,300	430,320
0.88%, 4/15/2019	2,180,000	2,162,299
0.88%, 5/15/2019	435,200	431,423
0.88%, 6/15/2019	1,033,100	1,023,244
0.88%, 7/31/2019	196,500	194,409
0.88%, 9/15/2019	711,600	702,897
1.00%, 5/15/2018	531,700	531,030
1.00%, 5/31/2018	860,800	859,552
1.00%, 8/15/2018	2,110,700	2,106,415
1.00%, 9/15/2018	694,400	692,713
1.00%, 11/30/2018	2,004,800	1,998,044
1.00%, 3/15/2019	584,600	581,706
1.00%, 6/30/2019	1,373,200	1,363,560
1.00%, 8/31/2019	1,806,900	1,791,126
1.00%, 9/30/2019	895,500	886,939
1.00%, 10/15/2019	782,000	774,211
1.00%, 11/15/2019	684,000	676,517
1.00%, 11/30/2019	657,000	649,832
1.13%, 6/15/2018	520,900	520,879
1.13%, 1/15/2019	435,900	435,098
1.13%, 1/31/2019	613,400	612,204
1.13%, 2/28/2019 (a)	1,060,600	1,058,203
1.13%, 5/31/2019	137,200	136,694
1.13%, 12/31/2019	314,000	311,296
1.13%, 3/31/2020	216,300	213,802
1.13%, 4/30/2020	523,000	516,426
1.13%, 2/28/2021	787,400	768,329
1.13%, 6/30/2021	2,675,300	2,598,251
1.13%, 7/31/2021	1,235,500	1,198,373
1.13%, 8/31/2021	1,378,000	1,335,186
1.13%, 9/30/2021	2,349,700	2,273,711
1.25%, 10/31/2018	1,388,200	1,389,394

1.25%, 11/15/2018	747,700	748,358
1.25%, 11/30/2018	3,099,200	3,101,276
1.25%, 12/15/2018	435,900	436,140
1.25%, 12/31/2018	605,200	605,527
1.25%, 1/31/2019	764,000	764,275
1.25%, 3/31/2019	500,000	499,905
1.25%, 4/30/2019	196,500	196,380
1.25%, 10/31/2019	332,400	331,084
1.25%, 1/31/2020	2,099,600	2,086,288
1.25%, 2/29/2020	757,700	752,343
1.25%, 3/31/2021	1,202,500	1,177,933
1.25%, 10/31/2021	1,016,400	988,032
1.38%, 6/30/2018	1,390,600	1,394,563
1.38%, 7/31/2018	888,500	891,112
1.38%, 9/30/2018	1,716,600	1,721,544
1.38%, 11/30/2018	176,200	176,704
1.38%, 12/31/2018	196,500	197,003
1.38%, 2/28/2019	1,390,600	1,393,868
1.38%, 12/15/2019	745,000	743,614
1.38%, 1/15/2020	447,200	446,171
1.38%, 1/31/2020	291,300	290,516
1.38%, 2/15/2020	895,000	892,234
1.38%, 2/29/2020	2,226,300	2,218,018
1.38%, 3/31/2020	700,200	697,224
1.38%, 4/30/2020	2,644,900	2,631,252
1.38%, 5/31/2020	668,000	663,872
1.38%, 8/31/2020	933,400	925,027
1.38%, 9/30/2020	1,079,300	1,068,626
1.38%, 10/31/2020	885,400	875,749
1.38%, 1/31/2021	742,400	732,125
1.38%, 4/30/2021	1,361,400	1,338,637
1.38%, 5/31/2021	1,079,900	1,060,818
1.50%, 8/31/2018	1,303,000	1,308,929
1.50%, 12/31/2018	1,186,900	1,192,538
1.50%, 1/31/2019	1,097,200	1,102,313
1.50%, 2/28/2019	1,305,800	1,311,937
1.50%, 3/31/2019	176,200	177,026
1.50%, 5/31/2019	1,066,600	1,071,240
1.50%, 10/31/2019	1,612,100	1,615,502
1.50%, 11/30/2019	1,743,900	1,746,725
1.50%, 5/31/2020	1,388,200	1,384,855
1.50%, 1/31/2022	895,000	877,467
1.63%, 3/31/2019	1,087,900	1,095,635
1.63%, 4/30/2019	1,321,700	1,331,045
1.63%, 6/30/2019	808,800	814,106
1.63%, 7/31/2019	1,071,600	1,078,394
1.63%, 8/31/2019	1,587,600	1,597,110
1.63%, 12/31/2019	1,247,700	1,253,502
1.63%, 3/15/2020	500,000	501,835
1.63%, 6/30/2020	1,865,700	1,867,323
1.63%, 7/31/2020	1,136,000	1,136,204
1.63%, 11/30/2020	2,221,800	2,215,357
1.75%, 10/31/2018	1,373,500	1,385,463
1.75%, 9/30/2019	1,024,300	1,033,509
1.75%, 10/31/2020	540,800	542,065
1.75%, 12/31/2020	911,900	912,593
1.75%, 11/30/2021	2,495,800	2,479,827
1.75%, 2/28/2022	895,000	887,196
1.75%, 3/31/2022	1,000,000	990,620

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.88%, 6/30/2020	$218,300	$220,293
1.88%, 11/30/2021	911,800	910,916
1.88%, 1/31/2022	1,252,400	1,249,845
1.88%, 2/28/2022 (a)	1,342,200	1,339,422
1.88%, 3/31/2022	1,400,000	1,396,458
2.00%, 7/31/2020	352,500	356,906
2.00%, 9/30/2020	1,298,400	1,313,474
2.00%, 11/30/2020	470,100	474,933
2.00%, 2/28/2021	1,576,400	1,590,320
2.00%, 5/31/2021	2,089,400	2,105,321
2.00%, 8/31/2021	796,100	800,550
2.00%, 10/31/2021	976,900	981,452
2.00%, 11/15/2021	1,140,200	1,145,536
2.00%, 12/31/2021	954,600	958,409
2.00%, 2/15/2022	1,028,800	1,033,183
2.13%, 8/31/2020	1,203,500	1,222,564
2.13%, 1/31/2021	1,020,000	1,034,107
2.13%, 6/30/2021	1,132,500	1,146,181
2.13%, 8/15/2021	1,154,400	1,168,114
2.13%, 9/30/2021	814,000	822,515
2.13%, 12/31/2021	1,306,000	1,318,498
2.25%, 7/31/2018	137,200	139,170
2.25%, 3/31/2021	487,000	495,659
2.25%, 4/30/2021	1,080,800	1,099,898
2.25%, 7/31/2021	693,800	705,331
2.38%, 5/31/2018	274,900	278,801
2.38%, 6/30/2018	274,900	279,062
2.38%, 12/31/2020	674,600	690,514
2.63%, 4/30/2018	196,500	199,638
2.63%, 8/15/2020	2,422,600	2,500,511
2.63%, 11/15/2020	2,545,900	2,628,998
2.75%, 2/15/2019	706,100	725,835
3.13%, 5/15/2019	2,618,800	2,718,393
3.13%, 5/15/2021	909,000	956,177
3.38%, 11/15/2019	1,011,100	1,062,302
3.50%, 5/15/2020	1,408,800	1,491,736
3.63%, 8/15/2019	692,700	729,475

3.63%, 2/15/2020	1,427,700	1,514,047
3.63%, 2/15/2021	1,524,300	1,631,931
3.75%, 11/15/2018	892,600	929,125
3.88%, 5/15/2018	274,900	283,372
4.00%, 8/15/2018	294,000	305,475

TOTAL U.S. TREASURY OBLIGATIONS (Cost $157,355,081)		155,895,977

	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c)	2,507,144	2,507,144
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	679,506	679,506

TOTAL SHORT-TERM INVESTMENTS (Cost $3,186,650)		3,186,650

TOTAL INVESTMENTS — 101.6% (Cost $160,541,731)		159,082,627
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(2,476,209)

NET ASSETS — 100.0%		$156,606,418

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$155,895,977	$—	$155,895,977
Short-Term Investments	3,186,650	—	—	3,186,650

TOTAL INVESTMENTS	$3,186,650	$155,895,977	$—	$159,082,627

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class .	3,752,355	$3,752,355	7,821,382	11,573,737	—	$—	$532
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	16,115,183	13,608,039	2,507,144	2,507,144	570
State Street Navigator Securities Lending Government Money Market Portfolio*	536,210	536,210	14,823,748	14,680,452	679,506	679,506	4,038

TOTAL		$4,288,565				$3,186,650	$5,140

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.00%, 2/15/2026	$820,400	$1,060,539
6.25%, 8/15/2023	333,600	415,762
6.50%, 11/15/2026	453,400	613,704
6.63%, 2/15/2027	350,000	480,438
6.75%, 8/15/2026	417,200	571,143
6.88%, 8/15/2025	192,000	258,968
7.13%, 2/15/2023	148,800	190,448
7.25%, 8/15/2022	1,393,300	1,763,667
7.50%, 11/15/2024	148,700	203,738
7.63%, 11/15/2022	127,300	164,978
7.63%, 2/15/2025	2,127,000	2,951,787
7.88%, 2/15/2021	99,300	121,972
8.00%, 11/15/2021	241,400	306,564
8.13%, 8/15/2019	221,300	256,130
8.13%, 5/15/2021	46,500	58,113
8.13%, 8/15/2021	3,046,500	3,845,902
8.50%, 2/15/2020	99,300	118,959
8.75%, 5/15/2020	78,200	95,269
8.75%, 8/15/2020	425,800	524,986
8.88%, 2/15/2019	149,800	171,272
9.00%, 11/15/2018	116,200	130,878
9.13%, 5/15/2018	159,700	174,041
Treasury Notes:
0.63%, 4/30/2018	1,482,800	1,475,252
0.63%, 6/30/2018	4,669,100	4,640,245
0.75%, 4/15/2018	3,780,300	3,766,804
0.75%, 4/30/2018	4,038,300	4,023,116
0.75%, 7/31/2018	417,200	415,018
0.75%, 8/31/2018	834,800	830,033
0.75%, 9/30/2018	3,453,400	3,431,678
0.75%, 10/31/2018	1,256,200	1,247,457
0.75%, 2/15/2019	1,237,500	1,226,375
0.75%, 7/15/2019	1,852,000	1,827,683
0.75%, 8/15/2019	1,669,100	1,645,566
0.88%, 5/31/2018	5,385,300	5,369,952
0.88%, 7/15/2018	1,652,800	1,647,346
0.88%, 10/15/2018	1,129,800	1,124,626
0.88%, 4/15/2019	1,911,200	1,895,681
0.88%, 5/15/2019	3,435,000	3,405,184
0.88%, 6/15/2019	1,669,100	1,653,177
0.88%, 7/31/2019	286,100	283,056
0.88%, 9/15/2019	1,360,600	1,343,960
1.00%, 5/15/2018	3,851,800	3,846,947
1.00%, 5/31/2018	1,865,400	1,862,695
1.00%, 8/15/2018	827,600	825,920
1.00%, 9/15/2018	1,829,900	1,825,453
1.00%, 11/30/2018	1,224,400	1,220,274
1.00%, 3/15/2019	4,499,200	4,476,929
1.00%, 6/30/2019	327,900	325,598
1.00%, 8/31/2019	2,222,800	2,203,395
1.00%, 9/30/2019	950,900	941,809
1.00%, 10/15/2019	4,035,200	3,995,009
1.00%, 11/15/2019	1,814,300	1,794,452
1.00%, 11/30/2019	3,359,300	3,322,650
1.13%, 6/15/2018	2,795,800	2,795,688
1.13%, 1/15/2019	824,400	822,883
1.13%, 1/31/2019	750,000	748,537

1.13%, 2/28/2019 (a)	1,000,000	997,740
1.13%, 5/31/2019	348,100	346,815
1.13%, 12/31/2019	571,800	566,877
1.13%, 3/31/2020	1,074,300	1,061,892
1.13%, 4/30/2020	7,887,600	7,788,453
1.13%, 2/28/2021	3,004,400	2,931,634
1.13%, 6/30/2021	2,295,000	2,228,904
1.13%, 7/31/2021	5,113,100	4,959,451
1.13%, 8/31/2021	2,796,000	2,709,128
1.13%, 9/30/2021	1,814,300	1,755,626
1.25%, 10/31/2018	2,764,900	2,767,278
1.25%, 11/15/2018	2,915,300	2,917,865
1.25%, 11/30/2018	2,390,800	2,392,402
1.25%, 12/15/2018	739,000	739,406
1.25%, 12/31/2018	1,860,800	1,861,805
1.25%, 1/31/2019	2,782,000	2,783,002
1.25%, 3/31/2019	2,000,000	1,999,620
1.25%, 4/30/2019	269,500	269,336
1.25%, 10/31/2019	3,049,500	3,037,424
1.25%, 1/31/2020	3,318,800	3,297,759
1.25%, 2/29/2020	497,200	493,685
1.25%, 3/31/2021	2,377,000	2,328,438
1.25%, 10/31/2021	2,372,400	2,306,186
1.25%, 7/31/2023	1,669,100	1,579,970
1.38%, 6/30/2018	972,800	975,573
1.38%, 7/31/2018	3,482,200	3,492,437
1.38%, 9/30/2018	5,253,300	5,268,429
1.38%, 11/30/2018	276,500	277,291
1.38%, 12/31/2018	1,048,900	1,051,585
1.38%, 2/28/2019	1,065,200	1,067,703
1.38%, 12/15/2019	1,163,000	1,160,837
1.38%, 1/15/2020	750,000	748,275
1.38%, 1/31/2020	457,800	456,569
1.38%, 2/15/2020	1,000,000	996,910
1.38%, 2/29/2020	2,152,600	2,144,592
1.38%, 3/31/2020	2,644,400	2,633,161
1.38%, 4/30/2020	2,795,600	2,781,175
1.38%, 5/31/2020	2,147,200	2,133,930
1.38%, 8/31/2020	6,482,900	6,424,748
1.38%, 9/30/2020	2,226,200	2,204,183
1.38%, 10/31/2020	7,474,000	7,392,534
1.38%, 1/31/2021	2,060,600	2,032,081
1.38%, 4/30/2021	2,721,100	2,675,603
1.38%, 5/31/2021	3,073,600	3,019,290
1.38%, 6/30/2023	1,794,200	1,714,017
1.38%, 8/31/2023	1,710,600	1,630,116
1.38%, 9/30/2023	1,995,600	1,899,572
1.50%, 8/31/2018	4,308,000	4,327,601
1.50%, 12/31/2018	2,095,200	2,105,152
1.50%, 1/31/2019	1,022,400	1,027,164
1.50%, 2/28/2019	3,863,700	3,881,860
1.50%, 3/31/2019	257,600	258,808
1.50%, 5/31/2019	3,055,600	3,068,892
1.50%, 10/31/2019	5,848,600	5,860,940
1.50%, 11/30/2019	1,880,100	1,883,146
1.50%, 5/31/2020	4,987,500	4,975,480
1.50%, 1/31/2022	3,121,900	3,060,742
1.50%, 2/28/2023	2,294,600	2,218,259
1.50%, 3/31/2023	1,462,600	1,412,287

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.50%, 8/15/2026	$7,435,500	$6,881,258
1.63%, 3/31/2019	2,190,500	2,206,074
1.63%, 4/30/2019	3,032,800	3,054,242
1.63%, 6/30/2019	2,188,900	2,203,259
1.63%, 7/31/2019	2,793,100	2,810,808
1.63%, 8/31/2019	2,482,900	2,497,773
1.63%, 12/31/2019	2,780,700	2,793,630
1.63%, 3/15/2020	1,000,000	1,003,670
1.63%, 6/30/2020	3,822,700	3,826,026
1.63%, 7/31/2020	3,245,700	3,246,284
1.63%, 11/30/2020	2,468,800	2,461,640
1.63%, 8/15/2022	6,828,400	6,688,623
1.63%, 11/15/2022	4,730,100	4,621,308
1.63%, 4/30/2023	2,732,600	2,655,240
1.63%, 5/31/2023	2,564,900	2,489,979
1.63%, 10/31/2023	1,224,400	1,183,383
1.63%, 2/15/2026	5,078,500	4,775,212
1.63%, 5/15/2026	4,802,800	4,505,603
1.75%, 10/31/2018	311,300	314,011
1.75%, 9/30/2019	4,406,100	4,445,711
1.75%, 10/31/2020	5,286,200	5,298,569
1.75%, 12/31/2020	2,407,200	2,409,029
1.75%, 11/30/2021	2,312,900	2,298,097
1.75%, 2/28/2022	5,152,300	5,107,372
1.75%, 3/31/2022	2,830,900	2,804,346
1.75%, 4/30/2022	3,515,600	3,479,952
1.75%, 5/15/2022	1,429,100	1,413,952
1.75%, 9/30/2022	1,574,000	1,550,280
1.75%, 1/31/2023	1,546,200	1,517,456
1.75%, 5/15/2023	4,043,000	3,955,065
1.88%, 6/30/2020	387,500	391,038
1.88%, 11/30/2021	2,770,200	2,767,513
1.88%, 1/31/2022	2,450,000	2,445,002
1.88%, 2/28/2022 (a)	3,150,000	3,143,479
1.88%, 3/31/2022	1,750,000	1,745,573
1.88%, 5/31/2022	4,987,500	4,964,208
1.88%, 8/31/2022	1,513,100	1,501,510
1.88%, 10/31/2022	3,251,800	3,221,331
2.00%, 7/31/2020	441,400	446,918
2.00%, 9/30/2020	2,724,100	2,755,727
2.00%, 11/30/2020	1,148,700	1,160,509
2.00%, 2/28/2021	4,887,200	4,930,354
2.00%, 5/31/2021	1,226,200	1,235,544
2.00%, 8/31/2021	2,102,300	2,114,052
2.00%, 10/31/2021	1,492,500	1,499,455
2.00%, 11/15/2021	2,212,400	2,222,754
2.00%, 12/31/2021	2,093,400	2,101,753
2.00%, 2/15/2022	1,878,300	1,886,302
2.00%, 7/31/2022	1,752,700	1,752,349
2.00%, 11/30/2022	1,580,500	1,574,794
2.00%, 2/15/2023	4,162,600	4,140,913
2.00%, 2/15/2025	5,035,100	4,924,479
2.00%, 8/15/2025	5,806,100	5,654,213
2.00%, 11/15/2026	4,982,400	4,813,497
2.13%, 8/31/2020	1,741,600	1,769,187
2.13%, 1/31/2021	2,006,600	2,034,351
2.13%, 6/30/2021	1,178,100	1,192,331
2.13%, 8/15/2021	5,536,700	5,602,476
2.13%, 9/30/2021	4,322,100	4,367,309

2.13%, 12/31/2021	3,138,400	3,168,434
2.13%, 6/30/2022	1,380,000	1,389,536
2.13%, 12/31/2022	2,471,700	2,477,904
2.13%, 11/30/2023	2,290,400	2,282,544
2.13%, 2/29/2024	1,850,000	1,840,140
2.13%, 3/31/2024	2,000,000	1,988,200
2.13%, 5/15/2025	8,834,500	8,701,982
2.25%, 7/31/2018	224,400	227,622
2.25%, 3/31/2021	1,321,600	1,345,098
2.25%, 4/30/2021	2,962,800	3,015,153
2.25%, 7/31/2021	1,399,400	1,422,658
2.25%, 12/31/2023	1,860,800	1,867,499
2.25%, 1/31/2024	1,750,000	1,755,548
2.25%, 11/15/2024	4,986,700	4,974,283
2.25%, 11/15/2025	5,410,500	5,363,916
2.25%, 2/15/2027	3,850,000	3,801,221
2.38%, 5/31/2018	328,100	332,756
2.38%, 6/30/2018	2,241,700	2,275,640
2.38%, 12/31/2020	1,201,900	1,230,253
2.38%, 8/15/2024	3,823,900	3,854,338
2.50%, 8/15/2023	1,835,000	1,872,305
2.50%, 5/15/2024	6,103,600	6,212,305
2.63%, 4/30/2018	394,100	400,394
2.63%, 8/15/2020	2,372,300	2,448,593
2.63%, 11/15/2020	3,700,800	3,821,594
2.75%, 2/15/2019	2,526,700	2,597,321
2.75%, 11/15/2023	5,407,000	5,598,786
2.75%, 2/15/2024	4,759,100	4,924,383
3.13%, 5/15/2019	2,953,600	3,065,925
3.13%, 5/15/2021	2,084,600	2,192,791
3.38%, 11/15/2019	4,274,900	4,491,381
3.50%, 5/15/2020	2,445,200	2,589,149
3.63%, 8/15/2019	2,274,100	2,394,832
3.63%, 2/15/2020	6,886,300	7,302,783
3.63%, 2/15/2021	3,253,900	3,483,657
3.75%, 11/15/2018	2,227,100	2,318,233
3.88%, 5/15/2018	295,200	304,298
4.00%, 8/15/2018	221,300	229,937

TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,114,436)		511,541,509

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c)	6,816,205	6,816,205
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	1,012,638	1,012,638

TOTAL SHORT-TERM INVESTMENTS (Cost $7,828,843)		7,828,843

TOTAL INVESTMENTS — 100.9% (Cost $525,943,279)		519,370,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(4,617,536)

NET ASSETS — 100.0%		$514,752,816

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$511,541,509	$—	$511,541,509
Short-Term Investments	7,828,843	—	—	7,828,843

TOTAL INVESTMENTS	$7,828,843	$511,541,509	$—	$519,370,352

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,300,642	$12,300,642	22,743,238	35,043,880	—	$—	$1,939
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,284,475	41,468,270	6,816,205	6,816,205	2,584
State Street Navigator Securities Lending Government Money Market Portfolio*	3,114,199	3,114,199	50,924,747	53,026,308	1,012,638	1,012,638	9,197

TOTAL		$15,414,841				$7,828,843	$13,720

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$21,356,400	$18,080,542
2.50%, 2/15/2045	13,134,400	11,805,330
2.50%, 2/15/2046	15,572,900	13,962,039
2.50%, 5/15/2046	14,696,900	13,165,630
2.75%, 8/15/2042	11,252,500	10,731,059
2.75%, 11/15/2042	10,571,400	10,070,210
2.88%, 5/15/2043	15,544,200	15,138,962
2.88%, 8/15/2045	16,843,700	16,339,231
2.88%, 11/15/2046	16,146,700	15,671,825
3.00%, 5/15/2042	9,268,300	9,269,412
3.00%, 11/15/2044	12,364,100	12,311,924
3.00%, 5/15/2045	18,827,300	18,723,749
3.00%, 11/15/2045	15,309,600	15,219,886
3.00%, 2/15/2047	7,909,600	7,883,419
3.13%, 11/15/2041	3,380,000	3,460,410
3.13%, 2/15/2042	10,202,100	10,442,870
3.13%, 2/15/2043	12,976,000	13,238,116
3.13%, 8/15/2044	17,728,400	18,079,776
3.38%, 5/15/2044	15,821,600	16,887,185
3.50%, 2/15/2039	5,086,100	5,598,626
3.63%, 8/15/2043	16,850,500	18,764,380
3.63%, 2/15/2044	17,407,300	19,398,870
3.75%, 8/15/2041	4,853,000	5,506,165
3.75%, 11/15/2043	19,475,200	22,161,998
3.88%, 8/15/2040	9,677,200	11,187,909
4.25%, 5/15/2039	5,325,800	6,504,826
4.25%, 11/15/2040	8,546,700	10,435,606
4.38%, 2/15/2038	900,100	1,123,550
4.38%, 11/15/2039	5,801,600	7,202,338
4.38%, 5/15/2040	6,522,300	8,099,588
4.38%, 5/15/2041	5,966,700	7,431,345
4.50%, 2/15/2036	4,818,300	6,111,388
4.50%, 5/15/2038	1,727,000	2,191,080
4.50%, 8/15/2039	3,195,700	4,036,169

4.63%, 2/15/2040	10,635,100	13,662,913
4.75%, 2/15/2037	1,722,700	2,249,536
4.75%, 2/15/2041	9,293,300	12,172,643
5.00%, 5/15/2037	1,326,500	1,784,567
5.25%, 11/15/2028	3,092,900	3,952,541
5.25%, 2/15/2029	2,442,800	3,132,427
5.38%, 2/15/2031	6,667,900	8,906,047
5.50%, 8/15/2028	2,048,800	2,660,633
6.13%, 11/15/2027	2,664,300	3,584,895
6.13%, 8/15/2029	2,505,000	3,469,475
6.25%, 5/15/2030	3,498,300	4,958,595
6.38%, 8/15/2027	2,421,800	3,300,211

TOTAL U.S. TREASURY OBLIGATIONS (Cost $485,352,061)		450,069,896

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $163,142)	163,142	163,142

TOTAL INVESTMENTS — 99.2% (Cost $485,515,203)		450,233,038
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,497,736

NET ASSETS — 100.0%		$453,730,774

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$450,069,896	$—	$450,069,896
Short-Term Investment	163,142	—	—	163,142

TOTAL INVESTMENTS	$163,142	$450,069,896	$—	$450,233,038

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,456	$24,456	9,814,344	9,838,800	—	$—	$1,809
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	13,589,858	13,426,716	163,142	163,142	1,923
State Street Navigator Securities Lending Government Money Market Portfolio*	8,981,133	8,981,133	75,347,810	84,328,943	—	—	8,555

TOTAL		$9,005,589				$163,142	$12,287

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.1%
ADVERTISING — 0.1%
Omnicom Group, Inc.
6.25%, 7/15/2019	$1,390,000	$1,514,739

AEROSPACE & DEFENSE — 1.2%
Boeing Capital Corp.:
2.90%, 8/15/2018	1,000,000	1,018,000
4.70%, 10/27/2019	2,000	2,152
Boeing Co.:
0.95%, 5/15/2018	440,000	437,593
4.88%, 2/15/2020	3,750,000	4,066,800
6.00%, 3/15/2019	2,000,000	2,160,800
Harris Corp. 2.00%, 4/27/2018	416,000	416,491
L-3 Technologies, Inc. 5.20%, 10/15/2019	2,853,000	3,056,333
Lockheed Martin Corp.:
1.85%, 11/23/2018	2,550,000	2,556,528
4.25%, 11/15/2019	3,822,000	4,053,766
Northrop Grumman Corp.:
1.75%, 6/1/2018	995,000	996,313
5.05%, 8/1/2019	3,901,000	4,171,924
Raytheon Co.:
4.40%, 2/15/2020	2,500,000	2,665,600
6.40%, 12/15/2018	800,000	864,352
Rockwell Collins, Inc.:
1.95%, 7/15/2019 (a)	750,000	750,503
5.25%, 7/15/2019	1,188,000	1,270,602
United Technologies Corp.:
1.50%, 11/1/2019	2,950,000	2,927,757
1.78%, 5/4/2018 (b)	3,375,000	3,375,101

		34,790,615

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	4,000,000	4,049,760
9.25%, 8/6/2019	3,908,000	4,535,117
9.70%, 11/10/2018 (c)	200,000	224,300
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	2,822,000	3,197,947
Philip Morris International, Inc.:
1.38%, 2/25/2019	1,280,000	1,269,248
1.63%, 2/21/2019	2,000,000	1,992,980
1.88%, 1/15/2019	3,507,000	3,514,330
2.00%, 2/21/2020	4,330,000	4,319,218
5.65%, 5/16/2018	6,544,000	6,841,425
Reynolds American, Inc. 2.30%, 6/12/2018	3,977,000	4,000,822

		33,945,147

AIRLINES — 0.1%
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	337,153	371,890
Delta Air Lines, Inc. 2.88%, 3/13/2020	1,465,000	1,479,650
Southwest Airlines Co. 2.75%, 11/6/2019	1,784,000	1,810,724

		3,662,264

APPAREL — 0.1%
Ralph Lauren Corp. 2.13%, 9/26/2018	1,444,000	1,453,386

AUTO MANUFACTURERS — 4.5%
American Honda Finance Corp.:
1.50%, 11/19/2018	3,900,000	3,888,456
2.13%, 10/10/2018	366,000	368,789
Series MTN, 1.20%, 7/12/2019	3,999,000	3,943,214
Series MTN, 1.60%, 7/13/2018	1,984,000	1,986,659
Series MTN, 1.70%, 2/22/2019	2,940,000	2,937,060
Series MTN, 2.00%, 2/14/2020	2,100,000	2,103,591
Series MTN, 2.25%, 8/15/2019	3,070,000	3,096,801
Ford Motor Co. 6.50%, 8/1/2018	180,000	190,624
Ford Motor Credit Co. LLC: 1.90%, 8/12/2019	3,855,000	3,818,879
2.02%, 5/3/2019	4,375,000	4,357,238
2.24%, 6/15/2018	3,835,000	3,846,237
2.26%, 3/28/2019	3,090,000	3,098,065
2.38%, 3/12/2019	4,915,000	4,931,908
2.55%, 10/5/2018 (c)	3,320,000	3,345,797
2.60%, 11/4/2019	3,650,000	3,669,162
2.68%, 1/9/2020	4,030,000	4,055,268
2.88%, 10/1/2018	3,966,000	4,014,306
5.00%, 5/15/2018	5,078,000	5,246,133
8.13%, 1/15/2020	1,600,000	1,838,480
Series MTN, 2.94%, 1/8/2019	4,500,000	4,560,750
General Motors Co. 3.50%, 10/2/2018	4,884,000	4,989,396
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	5,800,000	5,805,046
2.40%, 4/10/2018	561,000	563,872
2.40%, 5/9/2019 (c)	7,100,000	7,114,452
3.10%, 1/15/2019	4,415,000	4,485,772
3.15%, 1/15/2020	2,500,000	2,541,950
3.25%, 5/15/2018	3,869,000	3,924,156
6.75%, 6/1/2018	250,000	263,700
PACCAR Financial Corp.:
1.40%, 5/18/2018	1,015,000	1,013,579
Series MTN, 1.20%, 8/12/2019	401,000	395,061
Series MTN, 1.30%, 5/10/2019	1,492,000	1,476,886
Series MTN, 1.65%, 2/25/2019	1,155,000	1,153,429
Series MTN, 1.75%, 8/14/2018	1,235,000	1,236,951
Series MTN, 1.95%, 2/27/2020	1,055,000	1,055,042
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	3,350,000	3,350,067
Series MTN, 1.20%, 4/6/2018	3,135,000	3,125,031
Series MTN, 1.40%, 5/20/2019	3,233,000	3,206,780
Series MTN, 1.55%, 10/18/2019	3,100,000	3,076,471
Series MTN, 1.70%, 1/9/2019	3,000,000	3,003,750
Series MTN, 1.70%, 2/19/2019	4,200,000	4,204,074
Series MTN, 2.00%, 10/24/2018	4,595,000	4,619,951
Series MTN, 2.10%, 1/17/2019	2,809,000	2,832,736
Series MTN, 2.13%, 7/18/2019	3,496,000	3,519,388

		132,254,957

BANKS — 32.4%
Associated Banc-Corp. 2.75%, 11/15/2019	400,000	403,456
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	4,550,000	4,546,815
Series MTN, 1.45%, 5/15/2018	700,000	698,362
Series MTN, 1.60%, 7/15/2019	2,805,000	2,778,689

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.00%, 11/16/2018	$2,138,000	$2,145,675
Series MTN, 2.25%, 6/13/2019	3,500,000	3,520,545
Bank of America Corp.:
6.50%, 7/15/2018	2,570,000	2,715,771
6.88%, 11/15/2018	2,052,000	2,209,163
7.63%, 6/1/2019	1,300,000	1,449,773
Series L, 1.95%, 5/12/2018	1,795,000	1,797,190
Series L, 2.60%, 1/15/2019	11,573,000	11,695,441
Series L, 2.65%, 4/1/2019	8,501,000	8,602,927
Series MTN, 5.63%, 7/1/2020	7,081,000	7,761,768
Series MTN, 5.65%, 5/1/2018	11,300,000	11,754,599
Series MTN, 6.88%, 4/25/2018	18,082,000	19,015,574
Bank of America NA:
Series BKNT, 1.75%, 6/5/2018	5,050,000	5,059,596
Series BKNT, 2.05%, 12/7/2018	4,165,000	4,185,617
Bank of Montreal:
1.40%, 4/10/2018	2,830,000	2,825,500
Series MTN, 1.35%, 8/28/2018	3,810,000	3,792,017
Series MTN, 1.45%, 4/9/2018	3,715,000	3,710,765
Series MTN, 1.50%, 7/18/2019	5,121,000	5,065,949
Series MTN, 1.80%, 7/31/2018	2,360,000	2,363,115
Series MTN, 2.10%, 12/12/2019	3,949,000	3,957,135
Series MTN, 2.38%, 1/25/2019	2,319,000	2,339,801
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	1,125,000	1,206,124
Series G, 2.15%, 2/24/2020	5,202,000	5,207,514
Series G, 2.20%, 5/15/2019	210,000	211,264
Series MTN, 1.60%, 5/22/2018	678,000	677,912
Series MTN, 2.10%, 8/1/2018	2,656,000	2,672,441
Series MTN, 2.10%, 1/15/2019	2,877,000	2,893,658
Series MTN, 2.30%, 9/11/2019	8,195,000	8,261,052
Bank of Nova Scotia:
1.45%, 4/25/2018	3,195,000	3,189,952
1.65%, 6/14/2019	8,700,000	8,646,408
1.70%, 6/11/2018	3,717,000	3,719,788
2.05%, 10/30/2018	2,155,000	2,166,939
Series BKNT, 1.95%, 1/15/2019	3,753,000	3,761,031
Series BKNT, 2.05%, 6/5/2019	247,000	247,716
Barclays PLC:
2.00%, 3/16/2018	3,143,000	3,145,137
2.75%, 11/8/2019	8,000,000	8,056,000
BB&T Corp.:
5.25%, 11/1/2019	1,400,000	1,498,980
Series MTN, 2.05%, 6/19/2018	1,553,000	1,559,010
Series MTN, 2.25%, 2/1/2019	1,650,000	1,661,666
Series MTN, 2.45%, 1/15/2020	2,522,000	2,546,035
BNP Paribas SA:
Series MTN, 2.40%, 12/12/2018	3,842,000	3,862,363
Series MTN, 2.45%, 3/17/2019	3,612,000	3,634,033
Series MTN, 2.70%, 8/20/2018	3,777,000	3,815,639
BPCE SA:
2.50%, 12/10/2018	4,600,000	4,626,588
Series MTN, 2.25%, 1/27/2020	25,000	24,847
Series MTN, 2.50%, 7/15/2019	4,700,000	4,720,821
Branch Banking & Trust Co.:
2.10%, 1/15/2020	4,660,000	4,665,406
Series BKNT, 1.45%, 5/10/2019	6,405,000	6,341,142
Series BKNT, 2.30%, 10/15/2018	3,000,000	3,021,240

Canadian Imperial Bank of Commerce 1.60%, 9/6/2019	3,875,000	3,837,258
Capital One Financial Corp. 2.45%, 4/24/2019	2,780,000	2,795,040
Capital One NA/Mclean:
2.35%, 8/17/2018	3,890,000	3,911,200
2.35%, 1/31/2020	2,000,000	1,997,460
2.40%, 9/5/2019	721,000	723,386
Series BKNT, 1.85%, 9/13/2019	11,500,000	11,395,005
Citibank NA 2.00%, 3/20/2019	8,650,000	8,680,361
Citigroup, Inc.:
1.70%, 4/27/2018	6,721,000	6,716,027
1.75%, 5/1/2018	4,265,000	4,262,356
2.05%, 12/7/2018	4,036,000	4,045,485
2.05%, 6/7/2019	3,050,000	3,046,797
2.15%, 7/30/2018	4,914,000	4,929,627
2.45%, 1/10/2020	11,650,000	11,706,153
2.50%, 9/26/2018	4,508,000	4,545,552
2.50%, 7/29/2019	3,105,000	3,131,579
2.55%, 4/8/2019	6,845,000	6,912,149
6.13%, 5/15/2018	1,020,000	1,067,379
8.50%, 5/22/2019 (c)	4,300,000	4,866,009
Citizens Bank NA/Providence:
2.25%, 3/2/2020	2,615,000	2,609,691
Series BKNT, 2.30%, 12/3/2018	1,780,000	1,786,622
Series BKNT, 2.50%, 3/14/2019	1,880,000	1,893,649
Series MTN, 2.45%, 12/4/2019	2,460,000	2,471,882
Comerica, Inc. 2.13%, 5/23/2019 (c)	400,000	399,400
Commonwealth Bank of Australia:
1.75%, 11/2/2018	1,675,000	1,672,437
2.25%, 3/13/2019	1,800,000	1,810,152
2.30%, 9/6/2019	3,950,000	3,975,359
2.50%, 9/20/2018	3,450,000	3,485,569
Series GMTN, 1.63%, 3/12/2018	3,225,000	3,226,613
Series GMTN, 2.05%, 3/15/2019	3,400,000	3,406,256
Compass Bank:
Series BKNT, 1.85%, 9/29/2017	1,200,000	1,199,664
Series BKNT, 2.75%, 9/29/2019	1,360,000	1,362,829
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	4,400,000	4,427,324
Series BKTN, 1.38%, 8/9/2019	6,633,000	6,533,174
Series MTN, 2.25%, 1/14/2020	3,000,000	3,009,600
Credit Suisse AG:
1.70%, 4/27/2018	7,350,000	7,339,783
5.30%, 8/13/2019	5,019,000	5,380,719
5.40%, 1/14/2020	3,454,000	3,708,318
6.00%, 2/15/2018	1,364,000	1,410,718
Series GMTN, 2.30%, 5/28/2019	9,805,000	9,839,219
Credit Suisse Group Funding Guernsey, Ltd. 2.75%, 3/26/2020	1,000,000	1,001,090
Deutsche Bank AG:
2.50%, 2/13/2019	8,075,000	8,084,528
Series GMTN, 2.85%, 5/10/2019	6,300,000	6,337,360
Discover Bank:
2.00%, 2/21/2018	1,928,000	1,929,623
2.60%, 11/13/2018	1,130,000	1,140,317
Fifth Third Bancorp:
2.30%, 3/1/2019	350,000	352,117
2.88%, 7/27/2020	3,748,000	3,806,806

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	$2,593,000	$2,565,255
Series BKNT, 2.30%, 3/15/2019	4,315,000	4,344,126
Series BKNT, 2.38%, 4/25/2019	500,000	503,680
Series MTN, 2.15%, 8/20/2018	3,180,000	3,196,949
First Republic Bank 2.38%, 6/17/2019	1,170,000	1,168,069
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	1,115,000	1,113,127
2.30%, 12/13/2019	6,545,000	6,547,356
2.55%, 10/23/2019	7,300,000	7,360,298
2.60%, 12/27/2020	10,000,000	10,007,900
2.63%, 1/31/2019	6,764,000	6,840,772
2.90%, 7/19/2018	8,707,000	8,819,146
6.15%, 4/1/2018	12,831,000	13,397,874
Series GMTN, 7.50%, 2/15/2019	10,420,000	11,432,720
HSBC USA, Inc.:
1.63%, 1/16/2018	3,300,000	3,297,928
1.70%, 3/5/2018	2,850,000	2,851,681
2.00%, 8/7/2018	1,850,000	1,852,775
2.25%, 6/23/2019	1,500,000	1,505,025
2.38%, 11/13/2019	3,730,000	3,746,897
2.63%, 9/24/2018	750,000	757,680
Huntington Bancshares, Inc. 2.60%, 8/2/2018	1,800,000	1,815,228
Huntington National Bank:
2.00%, 6/30/2018	1,546,000	1,548,505
2.20%, 11/6/2018	2,150,000	2,158,449
2.20%, 4/1/2019	825,000	826,609
2.38%, 3/10/2020	2,575,000	2,583,807
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	1,100,000	1,114,838
Series MTN, 3.88%, 1/15/2019 (c)	3,350,000	3,420,283
JPMorgan Chase & Co.:
1.63%, 5/15/2018	5,227,000	5,225,641
2.20%, 10/22/2019	7,493,000	7,525,894
2.25%, 1/23/2020	12,550,000	12,588,904
2.35%, 1/28/2019	4,150,000	4,190,628
4.95%, 3/25/2020	5,082,000	5,485,257
6.30%, 4/23/2019	11,508,000	12,495,616
JPMorgan Chase Bank NA:
1.45%, 9/21/2018	2,080,000	2,074,426
1.65%, 9/23/2019	3,080,000	3,063,553
KeyBank NA:
1.70%, 6/1/2018	1,650,000	1,650,347
Series BKNT, 1.60%, 8/22/2019	1,700,000	1,680,722
Series BKNT, 2.25%, 3/16/2020	1,050,000	1,049,895
Series BKNT, 2.35%, 3/8/2019	3,965,000	3,993,825
KeyCorp. Series MTN, 2.30%, 12/13/2018	4,050,000	4,070,696
Lloyds Bank PLC:
2.00%, 8/17/2018	3,400,000	3,408,840
2.30%, 11/27/2018	1,000,000	1,006,670
2.35%, 9/5/2019	1,636,000	1,645,603
Manufacturers & Traders Trust Co.:
Series BKNT, 2.10%, 2/6/2020	860,000	858,538
Series BKNT, 2.25%, 7/25/2019	1,765,000	1,776,508
Series BKNT, 2.30%, 1/30/2019	2,400,000	2,420,712
Mellon Funding Corp. 5.50%, 11/15/2018	280,000	295,156

Morgan Stanley:
2.13%, 4/25/2018	8,385,000	8,415,354
2.50%, 1/24/2019	2,395,000	2,418,423
2.65%, 1/27/2020	6,713,000	6,779,929
Series GMTN, 2.38%, 7/23/2019	6,825,000	6,866,428
Series GMTN, 2.45%, 2/1/2019	8,835,000	8,910,981
Series GMTN, 5.50%, 1/26/2020	5,000,000	5,422,550
Series GMTN, 6.63%, 4/1/2018	12,573,000	13,162,423
Series GMTN, 7.30%, 5/13/2019	9,121,000	10,084,543
Series MTN, 2.20%, 12/7/2018	16,000	16,068
Series MTN, 5.63%, 9/23/2019	12,360,000	13,352,014
MUFG Union Bank NA:
2.25%, 5/6/2019	4,000,000	4,011,760
2.63%, 9/26/2018	2,600,000	2,626,208
National Australia Bank, Ltd.:
1.38%, 7/12/2019	3,100,000	3,052,105
2.25%, 1/10/2020	7,000,000	7,008,330
2.30%, 7/25/2018	550,000	553,993
Series GMTN, 2.00%, 1/14/2019	3,610,000	3,616,426
Series GMTN, 1.88%, 7/23/2018	3,405,000	3,410,993
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	1,550,000	1,555,332
National City Corp. 6.88%, 5/15/2019	3,676,000	4,035,329
Northern Trust Co. Series MTN, 6.50%, 8/15/2018	1,000,000	1,061,940
PNC Bank NA:
1.80%, 11/5/2018	3,650,000	3,652,920
Series BKNT, 1.45%, 7/29/2019	5,410,000	5,348,596
Series BKNT, 1.70%, 12/7/2018	2,250,000	2,248,740
Series BKNT, 1.85%, 7/20/2018	3,152,000	3,157,957
Series BKNT, 1.95%, 3/4/2019	3,850,000	3,858,932
Series BKNT, 2.20%, 1/28/2019	500,000	503,400
Series BKNT, 2.25%, 7/2/2019	3,050,000	3,070,984
Series BKNT, 6.88%, 4/1/2018	1,631,000	1,710,201
Series MTN, 1.60%, 6/1/2018	3,930,000	3,927,485
Series MTN, 2.40%, 10/18/2019	4,825,000	4,875,325
Regions Bank:
Series BKNT, 2.25%, 9/14/2018	1,250,000	1,253,563
Series BKNT, 7.50%, 5/15/2018	2,030,000	2,147,598
Royal Bank of Canada:
1.50%, 7/29/2019	4,000,000	3,955,600
2.00%, 12/10/2018	7,100,000	7,125,276
Series GMTN, 2.13%, 3/2/2020	4,750,000	4,757,030
Series GMTN, 1.50%, 6/7/2018	500,000	499,465
Series GMTN, 1.63%, 4/15/2019	4,150,000	4,128,295
Series GMTN, 1.80%, 7/30/2018	3,017,000	3,021,344
Series GMTN, 2.15%, 3/15/2019	1,110,000	1,116,338
Series GMTN, 2.20%, 7/27/2018	5,196,000	5,231,749
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	3,300,000	3,588,750
Santander Bank NA 8.75%, 5/30/2018	941,000	1,008,545
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	3,815,000	3,833,465
3.45%, 8/27/2018	2,986,000	3,036,463
Santander UK PLC:
2.35%, 9/10/2019	3,655,000	3,668,524
2.50%, 3/14/2019	5,575,000	5,619,265
3.05%, 8/23/2018 (c)	1,714,000	1,741,133
Series GMTN, 2.00%, 8/24/2018	1,294,000	1,297,196

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	$3,500,000	$3,444,315
2.30%, 3/11/2020	4,500,000	4,515,930
Societe Generale SA 2.63%, 10/1/2018	725,000	731,046
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/2018	690,000	687,254
1.97%, 1/11/2019	3,500,000	3,497,760
2.05%, 1/18/2019	3,800,000	3,797,492
2.45%, 1/10/2019	300,000	301,854
2.45%, 1/16/2020	6,100,000	6,112,261
2.50%, 7/19/2018	949,000	956,051
Series GMTN, 1.95%, 7/23/2018	3,675,000	3,676,874
Series GMTN, 2.25%, 7/11/2019	2,150,000	2,151,462
SunTrust Bank 2.25%, 1/31/2020	4,400,000	4,408,932
SunTrust Banks, Inc.:
2.35%, 11/1/2018	525,000	528,533
2.50%, 5/1/2019	1,968,000	1,988,408
Svenska Handelsbanken AB:
2.50%, 1/25/2019	3,900,000	3,940,131
Series BKNT, 1.50%, 9/6/2019	2,900,000	2,863,402
Series MTN, 2.25%, 6/17/2019	3,700,000	3,719,129
Synovus Financial Corp. 7.88%, 2/15/2019	2,000,000	2,180,000
Toronto-Dominion Bank:
1.45%, 8/13/2019	5,550,000	5,484,344
Series BKNT, 2.13%, 7/2/2019 (c)	4,550,000	4,571,021
Series GMTN, 1.45%, 9/6/2018	3,900,000	3,890,523
Series GMTN, 1.75%, 7/23/2018	4,208,000	4,216,289
Series MTN, 1.40%, 4/30/2018	5,760,000	5,752,109
Series MTN, 1.95%, 1/22/2019	3,955,000	3,971,374
Series MTN, 2.25%, 11/5/2019	451,000	453,575
Series MTN, 2.63%, 9/10/2018	4,061,000	4,116,717
UBS AG:
Series BKNT, 1.80%, 3/26/2018	5,635,000	5,638,888
Series GMTN, 2.35%, 3/26/2020	5,000,000	5,007,050
Series GMTN, 2.38%, 8/14/2019	6,899,000	6,942,256
US Bancorp:
Series MTN, 1.95%, 11/15/2018	2,325,000	2,336,509
Series MTN, 2.20%, 4/25/2019	1,709,000	1,721,647
US Bank NA:
2.00%, 1/24/2020	6,060,000	6,082,543
Series BKNT, 1.40%, 4/26/2019	4,745,000	4,709,080
Series BKNT, 2.13%, 10/28/2019	3,874,000	3,893,215
Wells Fargo & Co.:
2.13%, 4/22/2019	5,211,000	5,231,896
2.15%, 1/15/2019	4,049,000	4,072,768
Series N, 2.15%, 1/30/2020	5,400,000	5,402,268
Wells Fargo Bank NA:
1.75%, 5/24/2019	8,555,000	8,529,078
Series MTN, 1.80%, 11/28/2018	4,000,000	4,007,000
Series MTN, 2.15%, 12/6/2019	7,910,000	7,935,787
Westpac Banking Corp.:
1.55%, 5/25/2018	3,754,000	3,750,171
1.60%, 8/19/2019	4,750,000	4,701,550
1.65%, 5/13/2019	2,750,000	2,729,595
1.95%, 11/23/2018	3,525,000	3,531,838
2.15%, 3/6/2020	2,500,000	2,498,700
2.25%, 7/30/2018	1,050,000	1,056,836
2.25%, 1/17/2019	2,070,000	2,082,006

4.63%, 6/1/2018	917,000	944,950
4.88%, 11/19/2019	7,711,000	8,240,360

		952,638,044

BEVERAGES — 2.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	11,450,000	11,459,504
2.15%, 2/1/2019	1,108,000	1,114,692
Anheuser-Busch InBev Worldwide, Inc.:
2.20%, 8/1/2018	3,100,000	3,118,042
5.38%, 1/15/2020	7,300,000	7,933,421
6.88%, 11/15/2019	5,559,000	6,231,750
7.75%, 1/15/2019	10,875,000	11,964,458
Beam Suntory, Inc.:
1.75%, 6/15/2018	300,000	299,151
1.88%, 5/15/2017	2,109,000	2,110,358
Coca-Cola Co.:
1.15%, 4/1/2018	4,483,000	4,474,034
1.38%, 5/30/2019	4,223,000	4,202,814
1.65%, 11/1/2018	300,000	301,230
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	3,412,000	3,433,018
Constellation Brands, Inc. 3.88%, 11/15/2019	1,395,000	1,451,895
Diageo Capital PLC 1.13%, 4/29/2018	710,000	707,054
Dr Pepper Snapple Group, Inc.:
2.60%, 1/15/2019	450,000	455,364
6.82%, 5/1/2018	1,963,000	2,069,198
Molson Coors Brewing Co.:
1.45%, 7/15/2019	1,830,000	1,806,668
1.90%, 3/15/2019 (d)	1,600,000	1,601,824
2.25%, 3/15/2020 (d)	1,400,000	1,401,610
PepsiCo, Inc.:
1.25%, 4/30/2018	1,773,000	1,772,291
1.35%, 10/4/2019	3,354,000	3,325,055
1.50%, 2/22/2019	3,220,000	3,217,682
2.25%, 1/7/2019	6,000	6,071
4.50%, 1/15/2020	3,726,000	3,993,639
5.00%, 6/1/2018	3,819,000	3,978,062

		82,428,885

BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.20%, 5/22/2019	4,227,000	4,253,292
5.70%, 2/1/2019	3,875,000	4,140,748
6.15%, 6/1/2018	2,243,000	2,355,621
Celgene Corp.:
2.13%, 8/15/2018	2,613,000	2,622,668
2.25%, 5/15/2019	1,060,000	1,065,109
Gilead Sciences, Inc.:
1.85%, 9/4/2018	2,645,000	2,652,671
2.05%, 4/1/2019	2,501,000	2,509,228
2.35%, 2/1/2020	2,000,000	2,013,660

		21,612,997

CHEMICALS — 1.2%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	2,000	2,117
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,779,723

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Dow Chemical Co.:
5.70%, 5/15/2018	$750,000	$781,912
8.55%, 5/15/2019	6,973,000	7,903,755
Eastman Chemical Co. 2.70%, 1/15/2020	3,831,000	3,883,485
Ecolab, Inc. 2.00%, 1/14/2019	1,400,000	1,409,674
EI du Pont de Nemours & Co.:
4.63%, 1/15/2020	2,268,000	2,412,993
5.75%, 3/15/2019	2,825,000	3,026,508
6.00%, 7/15/2018	3,070,000	3,236,148
FMC Corp. 5.20%, 12/15/2019	400,000	428,680
Lubrizol Corp. 8.88%, 2/1/2019	500,000	562,860
LyondellBasell Industries NV 5.00%, 4/15/2019	2,526,000	2,660,560
Monsanto Co.:
2.13%, 7/15/2019	146,000	146,031
5.13%, 4/15/2018	1,699,000	1,753,929
Potash Corp. of Saskatchewan, Inc. 6.50%, 5/15/2019 (c)	1,752,000	1,897,083
Praxair, Inc.:
1.25%, 11/7/2018	150,000	149,242
4.50%, 8/15/2019	8,000	8,480
Rohm&Haas Co. 6.00%, 9/15/2017	2,001,000	2,040,390
RPM International, Inc. 6.13%, 10/15/2019	554,000	607,101
Valspar Corp. 7.25%, 6/15/2019	1,500,000	1,653,690

		36,344,361

COMMERCIAL SERVICES — 0.4%
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	122,314
Catholic Health Initiatives 2.60%, 8/1/2018	1,790,000	1,799,075
Moody’s Corp. 2.75%, 7/15/2019	1,366,000	1,382,884
Princeton University 4.95%, 3/1/2019 (c)	1,400,000	1,485,960
S&P Global, Inc. 2.50%, 8/15/2018	875,000	879,760
Total System Services, Inc. 2.38%, 6/1/2018	1,644,000	1,650,444
Western Union Co. 3.65%, 8/22/2018	3,400,000	3,477,112
Yale University Series MTN, 2.09%, 4/15/2019	1,500,000	1,514,520

		12,312,069

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 8.13%, 7/15/2018	1,505,000	1,620,298
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	255,000	266,008
Vulcan Materials Co. 7.00%, 6/15/2018	659,000	697,288

		2,583,594

DISTRIBUTION & WHOLESALE — 0.0% (e)
Ingram Micro, Inc.
5.25%, 9/1/2017 (c)	1,400,000	1,416,099

DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.75%, 5/15/2019	9,325,000	9,571,201
Air Lease Corp.:
2.13%, 1/15/2018	1,409,000	1,411,640
2.13%, 1/15/2020	2,000,000	1,981,500

2.63%, 9/4/2018	1,250,000	1,259,800
3.38%, 1/15/2019	1,000,000	1,020,320
5.63%, 4/1/2017	2,008,000	2,008,000
American Express Co.:
1.55%, 5/22/2018	3,665,000	3,658,036
7.00%, 3/19/2018	2,013,000	2,113,348
8.13%, 5/20/2019	500,000	562,275
American Express Credit Corp.:
2.13%, 7/27/2018	2,615,000	2,629,540
2.13%, 3/18/2019	369,000	370,620
Series GMTN, 2.25%, 8/15/2019	6,235,000	6,276,400
Series MTN, 1.70%, 10/30/2019	5,210,000	5,172,280
Series MTN, 1.80%, 7/31/2018	2,252,000	2,253,779
Series MTN, 1.88%, 11/5/2018	3,320,000	3,324,283
Series MTN, 2.20%, 3/3/2020	3,500,000	3,508,715
Ameriprise Financial, Inc. 7.30%, 6/28/2019	1,865,000	2,073,283
Associates Corp. of North America 6.95%, 11/1/2018	50,000	53,718
Bear Stearns Cos. LLC 4.65%, 7/2/2018	1,496,000	1,545,832
BlackRock, Inc. Series 2, 5.00%, 12/10/2019	1,794,000	1,944,876
Capital One Bank USA NA:
8.80%, 7/15/2019	280,000	318,374
Series BKNT, 2.15%, 11/21/2018	1,100,000	1,100,407
Series BKNT, 2.25%, 2/13/2019	3,545,000	3,550,849
Series BKNT, 2.30%, 6/5/2019	200,000	200,548
Discover Financial Services 6.45%, 6/12/2017	1,500,000	1,512,672
GE Capital International Funding Co. 2.34%, 11/15/2020	7,000,000	7,026,320
General Electric Capital Corp. Series GMTN, 6.00%, 8/7/2019	4,131,000	4,534,764
General Electric Co.:
1.63%, 4/2/2018	2,466,000	2,470,883
Series GMTN, 2.30%, 1/14/2019	1,000,000	1,012,220
Series GMTN, 5.63%, 5/1/2018	2,907,000	3,038,135
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,291,000	2,317,576
International Lease Finance Corp.:
3.88%, 4/15/2018	1,550,000	1,580,456
5.88%, 4/1/2019	25,000	26,693
6.25%, 5/15/2019	2,950,000	3,171,086
7.13%, 9/1/2018 (d)	3,725,000	3,980,088
Jefferies Group LLC:
5.13%, 4/13/2018	4,350,000	4,481,935
8.50%, 7/15/2019	1,390,000	1,573,021
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	100,947
MasterCard, Inc. 2.00%, 4/1/2019	320,000	322,122
Nasdaq, Inc.:
5.25%, 1/16/2018	1,620,000	1,662,065
5.55%, 1/15/2020	145,000	156,867
National Rural Utilities Cooperative
Finance Corp.:
1.65%, 2/8/2019	430,000	428,598
2.15%, 2/1/2019	1,600,000	1,608,016
2.30%, 11/15/2019	3,000	3,022
10.38%, 11/1/2018	2,761,000	3,122,967
Series MTN, 1.50%, 11/1/2019	1,570,000	1,555,164

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	$3,636,000	$3,667,379
Synchrony Financial:
2.60%, 1/15/2019	3,355,000	3,380,330
3.00%, 8/15/2019	5,473,000	5,557,285
TD Ameritrade Holding Corp. 5.60%, 12/1/2019 (c)	3,000,000	3,267,900

		119,468,135

ELECTRIC — 5.1%
Ameren Corp. 2.70%, 11/15/2020	3,140,000	3,155,323
Appalachian Power Co. Series K, 5.00%, 6/1/2017	862,000	866,830
Berkshire Hathaway Energy Co.:
2.00%, 11/15/2018	2,125,000	2,130,185
5.75%, 4/1/2018	3,883,000	4,035,680
Black Hills Corp. 2.50%, 1/11/2019	900,000	903,906
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	1,025,000	1,132,717
Series D, 7.88%, 11/1/2017	1,565,000	1,619,526
CMS Energy Corp. 8.75%, 6/15/2019	1,465,000	1,669,895
Connecticut Light & Power Co. 5.65%, 5/1/2018	400,000	417,056
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/1/2019	275,000	300,217
7.13%, 12/1/2018	2,207,000	2,397,949
Series 08-A, 5.85%, 4/1/2018	1,633,000	1,700,933
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	1,750,000	1,743,945
Consumers Energy Co.:
5.65%, 9/15/2018	300,000	316,287
6.13%, 3/15/2019	1,325,000	1,434,909
Dominion Resources, Inc.:
1.90%, 6/15/2018	3,130,000	3,128,873
2.50%, 12/1/2019	100,000	100,961
2.96%, 7/1/2019 (b)	1,068,000	1,082,589
5.20%, 8/15/2019	25,000	26,709
6.40%, 6/15/2018	2,091,000	2,199,418
Series A, 1.88%, 1/15/2019	3,000,000	2,996,040
Series B, 1.60%, 8/15/2019	3,704,000	3,659,293
DTE Electric Co. Series G, 5.60%, 6/15/2018	500,000	522,185
DTE Energy Co. 1.50%, 10/1/2019	1,050,000	1,032,066
Duke Energy Carolinas LLC:
5.10%, 4/15/2018	1,747,000	1,807,097
Series C, 7.00%, 11/15/2018	3,709,000	4,015,920
Duke Energy Corp.:
2.10%, 6/15/2018	1,780,000	1,786,105
5.05%, 9/15/2019	3,000	3,201
6.25%, 6/15/2018	1,197,000	1,257,101
Duke Energy Florida LLC:
1.85%, 1/15/2020	1,750,000	1,748,723
5.65%, 6/15/2018	506,000	530,232
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	77,000	82,189
Duke Energy Progress LLC 5.30%, 1/15/2019	2,900,000	3,078,118
Edison International:
2.13%, 4/15/2020	1,450,000	1,451,232
3.75%, 9/15/2017	705,000	712,017

Emera US Finance L.P. 2.15%, 6/15/2019	3,660,000	3,654,290
Entergy Texas, Inc. 7.13%, 2/1/2019	909,000	988,083
Eversource Energy 1.45%, 5/1/2018	1,787,000	1,779,906
Exelon Generation Co. LLC:
2.95%, 1/15/2020	2,750,000	2,785,008
4.00%, 10/1/2020 (c)	5,158,000	5,351,168
5.20%, 10/1/2019	2,504,000	2,673,045
Georgia Power Co.:
1.95%, 12/1/2018	2,264,000	2,269,841
2.00%, 3/30/2020	2,000,000	1,994,040
4.25%, 12/1/2019	3,000	3,158
5.40%, 6/1/2018	100,000	104,055
Great Plains Energy, Inc. 2.50%, 3/9/2020	4,127,000	4,147,429
Indiana Michigan Power Co. 7.00%, 3/15/2019	1,025,000	1,118,029
Jersey Central Power & Light Co.:
5.65%, 6/1/2017	1,260,000	1,267,649
7.35%, 2/1/2019	50,000	54,397
Kansas City Power & Light Co. Series 09A, 7.15%, 4/1/2019	217,000	238,420
MidAmerican Energy Co. 2.40%, 3/15/2019	4,140,000	4,187,237
Nevada Power Co.:
6.50%, 8/1/2018	400,000	424,896
7.13%, 3/15/2019	505,000	555,434
Series O, 6.50%, 5/15/2018	330,000	347,536
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	2,565,000	2,556,612
2.30%, 4/1/2019	2,890,000	2,906,588
2.40%, 9/15/2019	1,870,000	1,886,736
NiSource Finance Corp. 6.40%, 3/15/2018	2,105,000	2,195,052
Oglethorpe Power Corp. 6.10%, 3/15/2019	1,400,000	1,507,170
Ohio Power Co. 6.05%, 5/1/2018	525,000	547,843
Oklahoma Gas & Electric Co. 6.35%, 9/1/2018	1,862,000	1,976,774
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	1,556,000	1,662,353
Pacific Gas & Electric Co.:
3.50%, 10/1/2020	1,000,000	1,034,760
8.25%, 10/15/2018	1,937,000	2,117,199
PacifiCorp 5.65%, 7/15/2018	406,000	426,231
PG&E Corp. 2.40%, 3/1/2019	200,000	201,244
Portland General Electric Co. 6.10%, 4/15/2019	1,000	1,077
PPL Capital Funding, Inc. 1.90%, 6/1/2018	100,000	99,935
Progress Energy, Inc.:
4.88%, 12/1/2019	727,000	773,463
7.05%, 3/15/2019	2,000,000	2,184,960
PSEG Power LLC 2.45%, 11/15/2018	1,700,000	1,708,823
Public Service Co. of Colorado:
5.13%, 6/1/2019	204,000	217,672
5.80%, 8/1/2018	1,100,000	1,157,706
Public Service Co. of New Mexico 7.95%, 5/15/2018	1,000,000	1,064,860

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	$2,000	$1,999
Series MTN, 2.00%, 8/15/2019	1,000	1,000
Series MTN, 5.30%, 5/1/2018	300,000	311,661
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,250,000	2,223,068
South Carolina Electric & Gas Co. 6.50%, 11/1/2018	1,200,000	1,283,976
Southern California Edison Co. 5.50%, 8/15/2018	430,000	452,098
Southern Co.:
1.55%, 7/1/2018	1,825,000	1,817,773
1.85%, 7/1/2019	3,991,000	3,968,810
2.15%, 9/1/2019	1,000	999
2.45%, 9/1/2018	1,962,000	1,977,578
2.75%, 6/15/2020	875,000	881,440
Southern Power Co.:
Series 15A, 1.50%, 6/1/2018	990,000	986,080
Series D, 1.95%, 12/15/2019	3,200,000	3,178,176
Southwestern Electric Power Co. 6.45%, 1/15/2019	2,000,000	2,146,300
Southwestern Public Service Co. Series G, 8.75%, 12/1/2018	440,000	487,929
Tampa Electric Co. 6.10%, 5/15/2018	1,320,000	1,379,572
TECO Finance, Inc. 6.57%, 11/1/2017	1,700,000	1,745,917
TransAlta Corp.:
1.90%, 6/3/2017	1,210,000	1,210,000
6.90%, 5/15/2018	1,800,000	1,878,750
Virginia Electric & Power Co.:
5.00%, 6/30/2019	5,000	5,328
5.40%, 4/30/2018	2,391,000	2,482,767
WEC Energy Group, Inc. 1.65%, 6/15/2018	2,860,000	2,855,681
Wisconsin Electric Power Co. 1.70%, 6/15/2018	160,000	160,184
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,064
Wisconsin Public Service Corp. 1.65%, 12/4/2018	480,000	478,426
Xcel Energy, Inc. 1.20%, 6/1/2017	1,825,000	1,823,706

		148,956,388

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,749,000	1,908,701
Emerson Electric Co. 5.25%, 10/15/2018	1,570,000	1,655,660
Hubbell, Inc. 5.95%, 6/1/2018	1,100,000	1,150,589

		4,714,950

ELECTRONICS — 0.3%
Amphenol Corp.:
2.20%, 4/1/2020 (a)	1,325,000	1,326,789
2.55%, 1/30/2019	1,431,000	1,445,381
Corning, Inc. 1.50%, 5/8/2018	1,900,000	1,895,592
Honeywell International, Inc. 1.40%, 10/30/2019	3,350,000	3,324,171
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,100,000	1,116,258

		9,108,191

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
3.80%, 5/15/2018	2,735,000	2,794,213
5.50%, 9/15/2019	902,000	975,251

		3,769,464

FOOD — 1.4%
Campbell Soup Co. 4.50%, 2/15/2019	1,300,000	1,360,580
General Mills, Inc.:
2.20%, 10/21/2019	1,275,000	1,281,566
5.65%, 2/15/2019	3,740,000	3,995,591
Hershey Co. 1.60%, 8/21/2018	1,655,000	1,659,783
JM Smucker Co. 2.50%, 3/15/2020	3,000,000	3,029,100
Kellogg Co.:
3.25%, 5/21/2018	220,000	223,817
4.15%, 11/15/2019	1,000,000	1,050,970
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	3,967,000	3,975,688
2.80%, 7/2/2020	842,000	853,140
5.38%, 2/10/2020	3,586,000	3,879,478
6.13%, 8/23/2018	1,500,000	1,585,440
Kroger Co.:
2.00%, 1/15/2019	1,875,000	1,878,075
Series GMTN, 1.50%, 9/30/2019	4,620,000	4,551,717
Mondelez International, Inc. 6.13%, 8/23/2018	500,000	528,185
Sysco Corp. 1.90%, 4/1/2019	3,045,000	3,047,010
Tyson Foods, Inc. 2.65%, 8/15/2019	3,650,000	3,686,500
Unilever Capital Corp.:
2.20%, 3/6/2019 (c)	1,400,000	1,413,174
4.80%, 2/15/2019	2,618,000	2,764,346

		40,764,160

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	2,209,000	2,441,144
International Paper Co. 7.95%, 6/15/2018	319,000	341,438

		2,782,582

GAS — 0.5%
Atmos Energy Corp. 6.35%, 6/15/2017	1,015,000	1,024,891
CenterPoint Energy Resources Corp. Series MTN, 6.00%, 5/15/2018	1,992,000	2,075,026
Dominion Gas Holdings LLC 2.50%, 12/15/2019	2,729,000	2,751,733
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,558,350
ONE Gas, Inc. 2.07%, 2/1/2019	566,000	567,426
Sempra Energy:
1.63%, 10/7/2019	1,534,000	1,516,160
6.15%, 6/15/2018	2,961,000	3,114,913
9.80%, 2/15/2019	74,000	84,360
Southern California Gas Co.:
1.55%, 6/15/2018	1,940,000	1,938,933
Series HH, 5.45%, 4/15/2018	1,000,000	1,036,190

		15,667,982

HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.65%, 11/1/2019	1,500,000	1,499,655

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	$1,550,000	$1,543,428
2.45%, 11/17/2018	1,881,000	1,898,663

		4,941,746

HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories:
2.00%, 9/15/2018	1,210,000	1,212,589
2.35%, 11/22/2019	7,780,000	7,801,706
Becton Dickinson and Co.:
1.80%, 12/15/2017	642,000	642,479
2.68%, 12/15/2019	4,046,000	4,101,835
Boston Scientific Corp.:
2.65%, 10/1/2018	1,425,000	1,439,606
6.00%, 1/15/2020	146,000	159,921
Danaher Corp. 1.65%, 9/15/2018	1,080,000	1,080,151
Edwards Lifesciences Corp. 2.88%, 10/15/2018	1,053,000	1,066,858
Medtronic Global Holdings SCA 1.70%, 3/28/2019	10,000,000	10,003,200
Medtronic, Inc.:
1.38%, 4/1/2018	3,460,000	3,454,914
2.50%, 3/15/2020	6,000,000	6,081,300
5.60%, 3/15/2019	400,000	428,868
Stryker Corp.:
1.30%, 4/1/2018	1,552,000	1,545,296
2.00%, 3/8/2019	4,015,000	4,024,676
4.38%, 1/15/2020	3,000,000	3,177,480
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	1,990,000	1,997,721
2.40%, 2/1/2019	2,630,000	2,650,882
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	4,208,000	4,215,027
4.63%, 11/30/2019	1,000	1,059

		55,085,568

HEALTH CARE SERVICES — 1.1%
Aetna, Inc.:
1.70%, 6/7/2018	1,490,000	1,490,447
2.20%, 3/15/2019	2,008,000	2,020,992
Anthem, Inc.:
2.25%, 8/15/2019	1,807,000	1,809,277
2.30%, 7/15/2018	3,453,000	3,470,541
7.00%, 2/15/2019	1,990,000	2,164,145
Dignity Health 2.64%, 11/1/2019	1,940,000	1,944,598
Humana, Inc.:
2.63%, 10/1/2019	1,500,000	1,514,895
6.30%, 8/1/2018	1,890,000	1,996,067
7.20%, 6/15/2018	1,709,000	1,814,223
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	1,177,000	1,180,448
2.50%, 11/1/2018	1,625,000	1,638,341
Quest Diagnostics, Inc. 2.70%, 4/1/2019	1,848,000	1,872,264
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	3,250,000	3,244,735
1.90%, 7/16/2018	3,903,000	3,914,280
2.30%, 12/15/2019	3,120,000	3,146,739

		33,221,992

HOME BUILDERS — 0.1%
DR Horton, Inc. 3.75%, 3/1/2019 (f)	3,535,000	3,623,375

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	315,000	313,639
Series MTN, 1.50%, 11/1/2018	3,950,000	3,956,044
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	2,940,000	2,941,734
Procter & Gamble Co.:
1.60%, 11/15/2018	1,000	1,004
1.90%, 11/1/2019	3,190,000	3,211,915

		10,424,336

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
1.40%, 2/15/2019	721,000	718,282
6.25%, 7/15/2018	2,220,000	2,351,846
7.50%, 11/1/2018	800,000	872,608

		3,942,736

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.15%, 10/15/2018	1,500,000	1,503,720
2.60%, 3/29/2019	830,000	840,159

		2,343,879

INSURANCE — 1.7%
Allstate Corp. 7.45%, 5/16/2019	1,100,000	1,216,028
American Financial Group, Inc. 9.88%, 6/15/2019	1,000,000	1,157,040
American International Group, Inc. 2.30%, 7/16/2019	2,340,000	2,348,190
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	2,015,000	2,014,295
1.30%, 8/15/2019	5,663,000	5,602,802
1.70%, 3/15/2019	4,792,000	4,801,824
2.00%, 8/15/2018	611,000	615,393
5.40%, 5/15/2018	3,590,000	3,746,848
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	2,275,000	2,262,397
2.10%, 8/14/2019	400,000	403,364
Chubb Corp. 5.75%, 5/15/2018	1,920,000	2,007,283
Chubb INA Holdings, Inc. 5.90%, 6/15/2019	20,000	21,729
CNA Financial Corp. 7.35%, 11/15/2019	1,499,000	1,686,615
Hartford Financial Services Group, Inc.:
6.30%, 3/15/2018	1,678,000	1,748,862
Series MTN, 6.00%, 1/15/2019	100,000	106,778
Marsh & McLennan Cos., Inc. Series MTN, 2.55%, 10/15/2018	1,686,000	1,702,843
MetLife, Inc.:
7.72%, 2/15/2019	2,232,000	2,461,985
Series A, 6.82%, 8/15/2018	3,064,000	3,266,224
Protective Life Corp. 7.38%, 10/15/2019	2,500,000	2,803,975
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	3,525,000	3,931,961
Series MTN, 2.30%, 8/15/2018	1,825,000	1,836,917
Series MTN, 2.35%, 8/15/2019	2,942,000	2,964,271
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	140,000	154,319
Travelers Cos. Inc. 5.90%, 6/2/2019	100,000	108,624

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Travelers Cos., Inc.:
5.80%, 5/15/2018	$253,000	$264,395
Series MTN, 5.75%, 12/15/2017	1,585,000	1,632,269
XLIT, Ltd. 2.30%, 12/15/2018	200,000	201,070

		51,068,301

INTERNET — 0.8%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,771,000	7,815,916
Amazon.com, Inc. 2.60%, 12/5/2019	3,842,000	3,916,535
Baidu, Inc.:
2.75%, 6/9/2019	4,160,000	4,197,897
3.25%, 8/6/2018	1,881,000	1,909,422
eBay, Inc. 2.20%, 8/1/2019	2,986,000	2,995,585
Expedia, Inc.
7.46%, 8/15/2018	2,510,000	2,685,022

		23,520,377

INVESTMENT COMPANY SECURITY — 0.4%
Ares Capital Corp.:
3.88%, 1/15/2020	2,150,000	2,191,560
4.88%, 11/30/2018	3,768,000	3,906,549
FS Investment Corp.:
4.00%, 7/15/2019	100,000	100,731
4.25%, 1/15/2020	1,350,000	1,361,286
PennantPark Investment Corp. 4.50%, 10/1/2019 (c)	2,000,000	2,018,060
Prospect Capital Corp. 5.00%, 7/15/2019	2,500,000	2,562,427

		12,140,613

IRON/STEEL — 0.2%
Nucor Corp. 5.85%, 6/1/2018	680,000	710,920
Vale Overseas, Ltd. 5.63%, 9/15/2019	4,726,000	5,015,467

		5,726,387

IT SERVICES — 2.7%
Apple, Inc.:
1.00%, 5/3/2018	10,955,000	10,918,629
1.10%, 8/2/2019	4,158,000	4,106,316
1.55%, 2/8/2019	3,700,000	3,703,885
1.70%, 2/22/2019	3,710,000	3,722,317
1.90%, 2/7/2020	3,750,000	3,760,650
2.10%, 5/6/2019	6,683,000	6,754,575
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48%, 6/1/2019 (d)	13,780,000	14,111,133
Everett Spinco, Inc. 2.88%, 3/27/2020 (d)	2,000,000	2,018,140
Hewlett Packard Enterprise Co. 2.85%, 10/5/2018	6,720,000	6,800,439
International Business Machines Corp.:
1.80%, 5/17/2019	4,680,000	4,697,363
1.88%, 5/15/2019	2,787,000	2,802,050
1.90%, 1/27/2020	3,650,000	3,660,549
1.95%, 2/12/2019 (c)	2,081,000	2,095,213
7.63%, 10/15/2018	4,006,000	4,365,137
8.38%, 11/1/2019	709,000	824,375
Seagate HDD Cayman 3.75%, 11/15/2018	3,682,000	3,776,333

		78,117,104

LODGING — 0.1%
Marriott International, Inc.:
3.00%, 3/1/2019	1,780,000	1,810,581
6.75%, 5/15/2018	943,000	992,809

		2,803,390

MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
Series G, 2.45%, 9/6/2018	2,550,000	2,574,939
Series GMTN, 1.70%, 6/16/2018	1,477,000	1,477,547
Series MTN, 1.35%, 5/18/2019	3,562,000	3,519,007
Series MTN, 1.80%, 11/13/2018	2,750,000	2,756,545
Series MTN, 1.90%, 3/22/2019	2,675,000	2,676,685
Series MTN, 2.00%, 3/5/2020	1,133,000	1,128,536
Series MTN, 2.10%, 6/9/2019	3,407,000	3,419,231
Series MTN, 2.10%, 1/10/2020	4,095,000	4,093,198
Series MTN, 2.25%, 12/1/2019	8,000	8,045
Series MTN, 7.05%, 10/1/2018	50,000	53,807
Series MTN, 7.15%, 2/15/2019	3,905,000	4,275,038
Caterpillar, Inc. 7.90%, 12/15/2018	1,826,000	2,007,687

		27,990,265

MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
1.70%, 1/15/2020	2,000,000	1,984,380
2.25%, 4/17/2019	5,000	5,048
Series MTN, 1.25%, 10/9/2019	3,008,000	2,961,346
Series MTN, 1.60%, 7/13/2018	3,529,000	3,530,024
Series MTN, 1.65%, 10/15/2018 (c)	1,375,000	1,374,807
Series MTN, 1.75%, 8/10/2018	3,275,000	3,282,172
Series MTN, 1.95%, 12/13/2018	16,000	16,073
Series MTN, 1.95%, 1/8/2019	3,614,000	3,631,130
Series MTN, 1.95%, 3/4/2019	1,000,000	1,004,240
Series MTN, 2.30%, 9/16/2019 (c)	4,248,000	4,289,673
Series MTN, 5.35%, 4/3/2018	8,000	8,304
Series MTN, 5.75%, 9/10/2018	444,000	469,894
Roper Technologies, Inc.:
2.05%, 10/1/2018	2,013,000	2,018,375
6.25%, 9/1/2019	320,000	350,019

		24,925,485

MEDIA — 2.2%
21st Century Fox America, Inc.:
6.90%, 3/1/2019	1,025,000	1,114,667
7.25%, 5/18/2018	675,000	714,893
8.25%, 8/10/2018	700,000	757,848
CBS Corp.:
1.95%, 7/1/2017	2,000,000	2,001,364
2.30%, 8/15/2019	1,275,000	1,279,157
4.63%, 5/15/2018	70,000	72,126
Comcast Corp.:
5.15%, 3/1/2020	5,000,000	5,440,850
5.70%, 5/15/2018	2,515,000	2,631,369
5.70%, 7/1/2019	2,323,000	2,517,459
Discovery Communications LLC
5.63%, 8/15/2019	343,000	369,812
Grupo Televisa SAB 6.00%, 5/15/2018	1,750,000	1,826,213
Historic TW, Inc. 6.88%, 6/15/2018	3,005,000	3,187,343
RELX Capital, Inc. 8.63%, 1/15/2019	1,070,000	1,186,908

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	$2,475,000	$2,503,710
Thomson Reuters Corp.:
4.70%, 10/15/2019	1,000	1,053
6.50%, 7/15/2018	3,930,000	4,156,368
Time Warner Cable LLC:
4.13%, 2/15/2021	3,500,000	3,640,000
6.75%, 7/1/2018	5,255,000	5,557,162
8.25%, 4/1/2019	6,700,000	7,470,500
8.75%, 2/14/2019	4,535,000	5,062,194
Time Warner, Inc. 2.10%, 6/1/2019	1,714,000	1,716,451
Viacom, Inc. 2.25%, 2/4/2022	1,750,000	1,677,544
Walt Disney Co.:
1.65%, 1/8/2019	1,225,000	1,227,119
Series GMTN, 1.50%, 9/17/2018	1,976,000	1,977,601
Series GMTN, 1.85%, 5/30/2019	2,000,000	2,007,260
Series MTN, 0.88%, 7/12/2019	820,000	804,912
Series MTN, 1.95%, 3/4/2020	3,080,000	3,088,717

		63,990,600

MINING — 0.2%
Barrick Gold Corp. 6.95%, 4/1/2019	550,000	603,158
Freeport-McMoRan, Inc. 2.38%, 3/15/2018 (d)	50,000	49,625
Newmont Mining Corp. 5.13%, 10/1/2019	1,000	1,068
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	1,585,000	1,647,290
4.13%, 5/20/2021	199,000	211,282
9.00%, 5/1/2019	3,790,000	4,322,078

		6,834,501

MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 1.38%, 8/7/2018	895,000	895,224
Series MTN, 1.63%, 6/15/2019	1,702,000	1,705,098
Crane Co. 2.75%, 12/15/2018	820,000	830,873
Eaton Corp. 5.60%, 5/15/2018	600,000	624,774
General Electric Co. 5.25%, 12/6/2017	2,500,000	2,563,312
Illinois Tool Works, Inc. 6.25%, 4/1/2019	2,004,000	2,184,420
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	1,580,000	1,605,833
6.88%, 8/15/2018	678,000	724,124
Parker-Hannifin Corp. Series MTN, 5.50%, 5/15/2018	1,200,000	1,251,888
Pentair Finance SA:
1.88%, 9/15/2017	1,917,000	1,917,936
2.90%, 9/15/2018	500,000	505,215
Textron, Inc. 7.25%, 10/1/2019 (c)	1,500,000	1,678,125
Tyco Electronics Group SA 2.38%, 12/17/2018	1,801,000	1,815,804

		18,302,626

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	400,000	410,184
6.25%, 3/15/2019	2,900,000	3,066,199
Xerox Corp.:
2.75%, 3/15/2019 (c)	2,073,000	2,080,566

5.63%, 12/15/2019	226,000	242,069
6.35%, 5/15/2018	5,628,000	5,874,563

		11,673,581

OIL & GAS — 6.2%
Anadarko Petroleum Corp.:
6.95%, 6/15/2019	3,000,000	3,287,730
8.70%, 3/15/2019	250,000	280,335
Apache Corp. 6.90%, 9/15/2018	2,519,000	2,691,979
BP Capital Markets PLC:
1.38%, 5/10/2018	4,214,000	4,201,611
1.68%, 5/3/2019	3,523,000	3,504,681
2.24%, 5/10/2019	3,717,000	3,736,514
2.24%, 9/26/2018	2,341,000	2,357,223
2.32%, 2/13/2020	6,150,000	6,178,906
2.52%, 1/15/2020	2,005,000	2,029,882
4.75%, 3/10/2019	3,350,000	3,529,158
British Transco Finance, Inc. 6.63%, 6/1/2018	1,615,000	1,702,630
Canadian Natural Resources, Ltd. 5.90%, 2/1/2018	1,825,000	1,884,736
Cenovus Energy, Inc. 5.70%, 10/15/2019	4,160,000	4,482,400
Chevron Corp.:
1.56%, 5/16/2019	3,700,000	3,686,717
1.69%, 2/28/2019	4,000,000	4,008,160
1.72%, 6/24/2018	5,411,000	5,425,122
1.79%, 11/16/2018	3,152,000	3,161,172
1.96%, 3/3/2020	7,500,000	7,494,975
1.99%, 3/3/2020	2,725,000	2,731,322
2.19%, 11/15/2019	3,154,000	3,182,449
4.95%, 3/3/2019	4,483,000	4,755,925
ConocoPhillips 6.00%, 1/15/2020	3,900,000	4,306,380
ConocoPhillips Co.:
1.50%, 5/15/2018	3,006,000	2,999,507
5.20%, 5/15/2018	1,803,000	1,871,875
5.75%, 2/1/2019	6,759,000	7,231,792
6.65%, 7/15/2018	50,000	52,994
Encana Corp. 6.50%, 5/15/2019	1,175,000	1,268,266
EOG Resources, Inc.:
2.45%, 4/1/2020	1,610,000	1,617,921
5.63%, 6/1/2019	1,754,000	1,885,638
5.88%, 9/15/2017	1,360,000	1,385,265
6.88%, 10/1/2018	50,000	53,557
EQT Corp.:
6.50%, 4/1/2018	2,781,000	2,900,027
8.13%, 6/1/2019	1,725,000	1,926,894
Exxon Mobil Corp.:
1.71%, 3/1/2019	4,450,000	4,457,654
1.82%, 3/15/2019	6,251,000	6,273,317
1.91%, 3/6/2020	4,000,000	4,002,560
Hess Corp.
8.13%, 2/15/2019	827,000	907,632
Husky Energy, Inc.:
6.20%, 9/15/2017	1,500,000	1,531,081
7.25%, 12/15/2019	2,521,000	2,840,310
Marathon Petroleum Corp. 2.70%, 12/14/2018	1,654,000	1,669,945
Nabors Industries, Inc. 5.00%, 9/15/2020	2,000,000	2,070,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Noble Energy, Inc.:
4.15%, 12/15/2021	$3,700,000	$3,878,821
8.25%, 3/1/2019	930,000	1,034,448
Petro-Canada 6.05%, 5/15/2018	3,712,000	3,879,448
Pioneer Natural Resources Co.:
6.88%, 5/1/2018	3,750,000	3,939,863
7.50%, 1/15/2020	12,000	13,584
Shell International Finance B.V.:
1.38%, 5/10/2019	4,890,000	4,846,284
1.38%, 9/12/2019	7,700,000	7,605,598
1.63%, 11/10/2018	4,195,000	4,188,456
1.90%, 8/10/2018	4,497,000	4,516,112
2.00%, 11/15/2018	3,283,000	3,296,854
4.30%, 9/22/2019	1,166,000	1,233,243
Suncor Energy, Inc. 6.10%, 6/1/2018	3,786,000	3,975,981
Talisman Energy, Inc. 7.75%, 6/1/2019	1,251,000	1,351,218
Total Capital International SA:
2.10%, 6/19/2019	2,619,000	2,631,492
2.13%, 1/10/2019	2,900,000	2,917,951
Total Capital SA 2.13%, 8/10/2018	1,259,000	1,267,813
Valero Energy Corp.:
6.13%, 2/1/2020	4,266,000	4,695,757
9.38%, 3/15/2019	1,000,000	1,135,600

		181,974,765

OIL & GAS SERVICES — 0.1%
Baker Hughes, Inc. 7.50%, 11/15/2018 (c)	2,745,000	2,985,764
Halliburton Co. 2.00%, 8/1/2018	1,200,000	1,201,716

		4,187,480

PACKAGING & CONTAINERS — 0.0% (e)
WestRock RKT Co. 4.45%, 3/1/2019	1,100,000	1,147,355

PHARMACEUTICALS — 5.3%
Abbott Laboratories 5.13%, 4/1/2019	4,332,000	4,585,942
AbbVie, Inc.:
1.80%, 5/14/2018	8,205,000	8,212,632
2.00%, 11/6/2018	3,864,000	3,875,167
Actavis Funding SCS:
2.35%, 3/12/2018	2,398,000	2,408,479
2.45%, 6/15/2019	1,751,000	1,760,911
3.00%, 3/12/2020	9,950,000	10,114,076
Allergan, Inc. 1.35%, 3/15/2018	1,305,000	1,299,036
AmerisourceBergen Corp. 4.88%, 11/15/2019	2,200,000	2,345,574
AstraZeneca PLC:
1.75%, 11/16/2018	2,010,000	2,011,467
1.95%, 9/18/2019 (c)	3,036,000	3,032,691
2.38%, 11/16/2020	567,000	567,493
Baxalta, Inc. 2.00%, 6/22/2018	1,700,000	1,701,870
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	3,000,000	2,994,330
1.75%, 3/1/2019	1,500,000	1,499,655
Cardinal Health, Inc.:
1.95%, 6/15/2018	1,650,000	1,654,686
2.40%, 11/15/2019	1,577,000	1,586,620
Eli Lilly & Co. 1.95%, 3/15/2019	510,000	512,723
Express Scripts Holding Co. 2.25%, 6/15/2019	3,302,000	3,303,519

GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	7,473,000	7,814,815
Johnson & Johnson:
1.13%, 3/1/2019	1,575,000	1,566,763
1.65%, 12/5/2018 (c)	1,069,000	1,073,554
1.88%, 12/5/2019	3,590,000	3,607,232
5.15%, 7/15/2018	4,025,000	4,215,141
McKesson Corp. 2.28%, 3/15/2019	5,080,000	5,104,739
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	1,400,000	1,494,598
Medco Health Solutions, Inc. 7.13%, 3/15/2018	2,244,000	2,355,863
Merck & Co., Inc.:
1.30%, 5/18/2018	2,205,000	2,202,508
1.85%, 2/10/2020	4,440,000	4,446,705
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	2,924,000	3,135,581
Mylan NV:
2.50%, 6/7/2019	3,575,000	3,587,334
3.00%, 12/15/2018	3,100,000	3,135,867
Mylan, Inc.:
2.55%, 3/28/2019	2,800,000	2,810,920
2.60%, 6/24/2018	640,000	644,678
Novartis Capital Corp. 1.80%, 2/14/2020	4,025,000	4,028,904
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	8,301,000	8,812,175
Perrigo Co. PLC 2.30%, 11/8/2018	810,000	813,499
Pfizer, Inc.:
1.20%, 6/1/2018	3,935,000	3,926,855
1.45%, 6/3/2019	3,205,000	3,188,943
1.50%, 6/15/2018	3,607,000	3,609,309
1.70%, 12/15/2019	3,065,000	3,060,556
2.10%, 5/15/2019	3,330,000	3,358,205
Pharmacia Corp. 6.50%, 12/1/2018	450,000	485,222
Sanofi 1.25%, 4/10/2018	1,805,000	1,802,870
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	9,253,000	9,177,125
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	3,968,000	3,943,359
1.70%, 7/19/2019	7,242,000	7,150,606
Zoetis, Inc. 1.88%, 2/1/2018	2,457,000	2,458,401

		156,479,198

PIPELINES — 2.6%
Buckeye Partners L.P.:
2.65%, 11/15/2018	1,465,000	1,473,497
4.88%, 2/1/2021	2,000,000	2,107,260
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	1,758,000	1,765,805
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,000,000	2,970,000
Enbridge Energy Partners L.P.:
9.88%, 3/1/2019	1,637,000	1,858,650
Series B, 6.50%, 4/15/2018	1,820,000	1,897,987
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	3,922,000	3,941,375
6.70%, 7/1/2018	2,456,000	2,590,392
9.00%, 4/15/2019	426,000	480,260

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

EnLink Midstream Partners L.P. 2.70%, 4/1/2019	$3,575,000	$3,579,469
Enterprise Products Operating LLC:
1.65%, 5/7/2018	2,114,000	2,111,548
2.55%, 10/15/2019	3,539,000	3,566,144
5.25%, 1/31/2020	120,000	129,371
6.65%, 4/15/2018	2,280,000	2,391,515
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	6,150,000	6,208,364
9.00%, 2/1/2019	1,145,000	1,280,557
Kinder Morgan, Inc.:
3.05%, 12/1/2019	3,850,000	3,916,105
7.25%, 6/1/2018	680,000	719,005
Magellan Midstream Partners L.P. 6.55%, 7/15/2019	2,670,000	2,921,327
Northwest Pipeline LLC 6.05%, 6/15/2018	533,000	557,017
ONEOK Partners L.P.:
2.00%, 10/1/2017	1,260,000	1,261,477
3.20%, 9/15/2018	325,000	329,667
8.63%, 3/1/2019	1,770,000	1,969,992
Panhandle Eastern Pipe Line Co. L.P. 7.00%, 6/15/2018	2,725,000	2,860,923
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,850,000	3,842,492
6.50%, 5/1/2018	1,459,000	1,526,391
8.75%, 5/1/2019	1,556,000	1,752,352
Spectra Energy Capital LLC: 6.20%, 4/15/2018	3,496,000	3,638,567
8.00%, 10/1/2019	2,000	2,255
Spectra Energy Partners L.P. 2.95%, 9/25/2018	1,325,000	1,342,503
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	1,171,000	1,171,063
3.13%, 1/15/2019	1,080,000	1,100,520
6.50%, 8/15/2018	3,511,000	3,727,242
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	210,000	219,366
Western Gas Partners L.P. 2.60%, 8/15/2018 (f)	2,595,000	2,607,975
Williams Partners L.P. 3.60%, 3/15/2022	2,416,000	2,449,196

		76,267,629

REAL ESTATE — 0.0%(e)
Prologis L.P. 2.75%, 2/15/2019	400,000	405,456

REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Tower Corp.:
3.40%, 2/15/2019	2,717,000	2,777,073
4.50%, 1/15/2018	3,402,000	3,474,592
Boston Properties L.P.:
3.70%, 11/15/2018	1,777,000	1,820,785
5.88%, 10/15/2019	1,499,000	1,620,524
Brandywine Operating Partnership L.P. 4.95%, 4/15/2018	3,401,000	3,493,099
ERP Operating L.P. 5.75%, 6/15/2017	1,282,000	1,292,966
Government Properties Income Trust 3.75%, 8/15/2019	1,000,000	1,010,870

HCP, Inc.:
2.63%, 2/1/2020	3,830,000	3,853,899
3.75%, 2/1/2019	975,000	999,307
Kilroy Realty L.P. Series MTN, 4.80%, 7/15/2018	1,380,000	1,418,488
Kimco Realty Corp. Series MTN, 4.30%, 2/1/2018	2,100,000	2,130,167
Realty Income Corp. 6.75%, 8/15/2019	1,025,000	1,132,410
Select Income REIT 2.85%, 2/1/2018	1,410,000	1,418,977
Senior Housing Properties Trust 3.25%, 5/1/2019	1,400,000	1,416,268
Simon Property Group L.P.:
2.20%, 2/1/2019	530,000	532,894
5.65%, 2/1/2020	4,750,000	5,165,340
UDR, Inc. Series MTN, 4.25%, 6/1/2018	345,000	354,205
Ventas Realty L.P. / Ventas Capital Corp. 4.00%, 4/30/2019	1,915,000	1,977,620
Ventas Realty L.P./Ventas Capital Corp. 2.00%, 2/15/2018	1,900,000	1,902,784
VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	2,630,000	2,633,287
Vornado Realty L.P. 2.50%, 6/30/2019	1,100,000	1,105,115
Welltower, Inc. 4.70%, 9/15/2017	2,650,000	2,684,792
Weyerhaeuser Co.:
6.95%, 8/1/2017	2,000,000	2,030,350
7.38%, 10/1/2019	1,000	1,118

		46,246,930

RETAIL — 2.1%
AutoNation, Inc. 6.75%, 4/15/2018	2,325,000	2,434,205
AutoZone, Inc. 1.63%, 4/21/2019	893,000	885,490
Best Buy Co., Inc. 5.00%, 8/1/2018	3,006,000	3,121,054
Costco Wholesale Corp. 1.70%, 12/15/2019	3,513,000	3,512,719
CVS Health Corp.:
1.90%, 7/20/2018	7,911,000	7,923,104
2.25%, 12/5/2018	3,187,000	3,208,353
2.25%, 8/12/2019	3,402,000	3,422,752
Dollar General Corp.:
1.88%, 4/15/2018	400,000	400,144
4.13%, 7/15/2017	1,137,000	1,146,186
Home Depot, Inc.:
2.00%, 6/15/2019	2,515,000	2,534,290
2.25%, 9/10/2018	3,700,000	3,739,812
Lowe’s Cos., Inc. 1.15%, 4/15/2019 (c)	1,910,000	1,887,557
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	1,380,000	1,404,128
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	105,000	105,145
Series MTN, 2.10%, 12/7/2018	2,831,000	2,849,600
QVC, Inc. 3.13%, 4/1/2019	1,800,000	1,815,750
Starbucks Corp. 2.00%, 12/5/2018	1,448,000	1,461,075
Target Corp. 2.30%, 6/26/2019	2,138,000	2,164,597
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	3,322,000	3,316,186
1.95%, 12/15/2018	1,055,000	1,063,050
4.13%, 2/1/2019	3,225,000	3,373,963

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	$3,060,000	$3,063,152
2.70%, 11/18/2019	6,172,000	6,255,568

		61,087,880

SEMICONDUCTORS — 0.7%
Altera Corp. 2.50%, 11/15/2018	1,925,000	1,954,048
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.38%, 1/15/2020 (d)	12,000,000	12,000,000
Intel Corp. 2.45%, 7/29/2020	1,125,000	1,141,852
KLA-Tencor Corp. 2.38%, 11/1/2017	863,000	865,010
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,006,000	1,012,620
QUALCOMM, Inc. 1.40%, 5/18/2018	1,322,000	1,321,194
Texas Instruments, Inc.:
1.00%, 5/1/2018	1,320,000	1,313,440
1.65%, 8/3/2019	1,794,000	1,789,443

		21,397,607

SOFTWARE — 1.9%
CA, Inc.:
2.88%, 8/15/2018	500,000	506,370
5.38%, 12/1/2019	1,577,000	1,702,356
Fidelity National Information Services, Inc. 2.85%, 10/15/2018	1,297,000	1,314,561
Microsoft Corp.:
1.00%, 5/1/2018 (c)	1,155,000	1,152,112
1.10%, 8/8/2019	8,098,000	8,007,546
1.30%, 11/3/2018	5,052,000	5,050,434
1.63%, 12/6/2018	3,100,000	3,113,330
1.85%, 2/6/2020	8,600,000	8,616,684
3.00%, 10/1/2020	625,000	647,719
4.20%, 6/1/2019	2,853,000	3,015,250
Oracle Corp.:
2.25%, 10/8/2019	7,769,000	7,865,957
2.38%, 1/15/2019	3,316,000	3,361,396
5.00%, 7/8/2019	5,307,000	5,690,590
5.75%, 4/15/2018	6,293,000	6,569,073

		56,613,378

TELECOMMUNICATIONS — 4.0%
America Movil SAB de CV 5.00%, 3/30/2020	2,322,000	2,491,158
AT&T, Inc.:
2.30%, 3/11/2019	3,904,000	3,922,895
2.38%, 11/27/2018	4,400,000	4,431,196
5.20%, 3/15/2020	5,666,000	6,130,612
5.60%, 5/15/2018	2,015,000	2,097,877
5.80%, 2/15/2019	7,647,000	8,159,502
5.88%, 10/1/2019	2,955,000	3,217,286
British Telecommunications PLC 2.35%, 2/14/2019	2,570,000	2,585,035
Cisco Systems, Inc.:
1.40%, 9/20/2019	5,970,000	5,921,703
1.60%, 2/28/2019	5,410,000	5,411,731
1.65%, 6/15/2018	5,500,000	5,516,445
2.13%, 3/1/2019	1,915,000	1,934,284
4.45%, 1/15/2020	5,169,000	5,531,605
4.95%, 2/15/2019	6,878,000	7,295,151

Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	1,504,000	1,630,366
6.75%, 8/20/2018	3,000,000	3,197,610
Juniper Networks, Inc. 3.13%, 2/26/2019	1,754,000	1,784,888
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	1,952,000	1,952,053
Orange SA:
1.63%, 11/3/2019	3,951,000	3,890,273
2.75%, 2/6/2019	2,524,000	2,555,323
5.38%, 7/8/2019	3,760,000	4,020,493
Qwest Corp. 6.50%, 6/1/2017	2,520,000	2,532,620
Rogers Communications, Inc. 6.80%, 8/15/2018	3,365,000	3,590,354
Telefonica Emisiones SAU:
3.19%, 4/27/2018	3,400,000	3,444,608
5.88%, 7/15/2019	2,621,000	2,826,434
6.22%, 7/3/2017	2,523,000	2,550,753
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	108,201
Verizon Communications, Inc.:
1.38%, 8/15/2019	2,526,000	2,489,221
2.63%, 2/21/2020	3,000,000	3,034,620
2.95%, 3/15/2022 (d)	1,000	996
3.65%, 9/14/2018	8,012,000	8,220,873
Vodafone Group PLC:
4.63%, 7/15/2018	432,000	446,472
5.45%, 6/10/2019	3,989,000	4,272,458

		117,195,096

TOBACCO — 0.1%
Reynolds American, Inc. 8.13%, 6/23/2019	3,166,000	3,568,303

TOYS/GAMES/HOBBIES — 0.0% (e)
Mattel, Inc. 2.35%, 5/6/2019	1,370,000	1,373,384

TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	3,852,000	4,118,559
Canadian National Railway Co.:
5.55%, 5/15/2018	1,240,000	1,293,742
5.55%, 3/1/2019	1,600,000	1,711,136
FedEx Corp.:
2.30%, 2/1/2020	2,500,000	2,518,500
8.00%, 1/15/2019	2,098,000	2,317,346
Norfolk Southern Corp.:
5.75%, 4/1/2018	3,408,000	3,540,299
5.90%, 6/15/2019	2,085,000	2,253,676
Ryder System, Inc.:
Series MTN, 2.45%, 11/15/2018	1,413,000	1,424,177
Series MTN, 2.45%, 9/3/2019	1,600,000	1,606,976
Series MTN, 2.55%, 6/1/2019	1,020,000	1,029,935
Union Pacific Corp.:
1.80%, 2/1/2020	2,000,000	1,989,940
2.25%, 2/15/2019	570,000	576,025
5.70%, 8/15/2018	150,000	158,110
United Parcel Service, Inc. 5.13%, 4/1/2019	1,500,000	1,602,120

		26,140,541

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
2.50%, 3/15/2019	$614,000	$619,053
2.60%, 3/30/2020	625,000	632,800

		1,251,853

TOTAL CORPORATE BONDS & NOTES (Cost $2,863,274,499)		2,858,202,726

U.S. TREASURY OBLIGATIONS — 1.7%
Treasury Notes 1.63%, 3/15/2020 (Cost $50,179,688)	50,000,000	50,183,499

	Shares
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	80,438,060	80,438,060
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	4,624,895	4,624,895

TOTAL SHORT-TERM INVESTMENTS (Cost $85,062,955)		85,062,955

TOTAL INVESTMENTS — 101.7% (Cost $2,998,517,142)		2,993,449,180
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(51,260,246)

NET ASSETS — 100.0%		$2,942,188,934

(a)	When-issued security.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $6,231,350, representing 0.2% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$1,514,739	$—	$1,514,739
Aerospace & Defense	—	34,790,615	—	34,790,615
Agriculture	—	33,945,147	—	33,945,147
Airlines	—	3,662,264	—	3,662,264
Apparel	—	1,453,386	—	1,453,386
Auto Manufacturers	—	132,254,957	—	132,254,957
Banks	—	952,638,044	—	952,638,044
Beverages	—	82,428,885	—	82,428,885
Biotechnology	—	21,612,997	—	21,612,997
Chemicals	—	36,344,361	—	36,344,361
Commercial Services	—	12,312,069	—	12,312,069
Construction Materials	—	2,583,594	—	2,583,594
Distribution & Wholesale	—	1,416,099	—	1,416,099
Diversified Financial Services	—	119,468,135	—	119,468,135
Electric	—	148,956,388	—	148,956,388
Electrical Components & Equipment	—	4,714,950	—	4,714,950
Electronics	—	9,108,191	—	9,108,191
Environmental Control	—	3,769,464	—	3,769,464

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food	$—	$40,764,160	$—	$40,764,160
Forest Products & Paper	—	2,782,582	—	2,782,582
Gas	—	15,667,982	—	15,667,982
Hand & Machine Tools	—	4,941,746	—	4,941,746
Health Care Products	—	55,085,568	—	55,085,568
Health Care Services	—	33,221,992	—	33,221,992
Home Builders	—	3,623,375	—	3,623,375
Household Products	—	10,424,336	—	10,424,336
Household Products & Wares	—	3,942,736	—	3,942,736
Housewares	—	2,343,879	—	2,343,879
Insurance	—	51,068,301	—	51,068,301
Internet	—	23,520,377	—	23,520,377
Investment Company Security	—	12,140,613	—	12,140,613
Iron/Steel	—	5,726,387	—	5,726,387
IT Services	—	78,117,104	—	78,117,104
Lodging	—	2,803,390	—	2,803,390
Machinery, Construction & Mining	—	27,990,265	—	27,990,265
Machinery-Diversified	—	24,925,485	—	24,925,485
Media	—	63,990,600	—	63,990,600
Mining	—	6,834,501	—	6,834,501
Miscellaneous Manufacturer	—	18,302,626	—	18,302,626
Office & Business Equipment	—	11,673,581	—	11,673,581
Oil & Gas	—	181,974,765	—	181,974,765
Oil & Gas Services	—	4,187,480	—	4,187,480
Packaging & Containers	—	1,147,355	—	1,147,355
Pharmaceuticals	—	156,479,198	—	156,479,198
Pipelines	—	76,267,629	—	76,267,629
Real Estate	—	405,456	—	405,456
Real Estate Investment Trusts	—	46,246,930	—	46,246,930
Retail	—	61,087,880	—	61,087,880
Semiconductors	—	21,397,607	—	21,397,607
Software	—	56,613,378	—	56,613,378
Telecommunications	—	117,195,096	—	117,195,096
Tobacco	—	3,568,303	—	3,568,303
Toys/Games/Hobbies	—	1,373,384	—	1,373,384
Transportation	—	26,140,541	—	26,140,541
Trucking & Leasing	—	1,251,853	—	1,251,853
U.S. Treasury Obligations	—	50,183,499	—	50,183,499
Short-Term Investments	85,062,955	—	—	85,062,955

TOTAL INVESTMENTS	$85,062,955	$2,908,386,225	$—	$2,993,449,180

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	105,809,360	$105,809,360	836,915,073	862,286,373	80,438,060	$80,438,060	$50,317
State Street Navigator Securities Lending Government Money Market Portfolio*	44,939,175	44,939,175	151,179,423	191,493,703	4,624,895	4,624,895	43,197

TOTAL		$150,748,535				$85,062,955	$93,514

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$425,000	$430,431
4.20%, 4/15/2024	418,000	430,624
Omnicom Group, Inc.:
3.60%, 4/15/2026	858,000	856,559
3.63%, 5/1/2022	629,000	650,593
3.65%, 11/1/2024	566,000	573,233
4.45%, 8/15/2020	356,000	379,275
WPP Finance 2010:
3.63%, 9/7/2022	159,000	162,368
3.75%, 9/19/2024	417,500	423,178
4.75%, 11/21/2021	595,000	640,232

		4,546,493

AEROSPACE & DEFENSE — 1.4%
Boeing Capital Corp. 4.70%, 10/27/2019	50,000	53,787
Boeing Co.:
0.95%, 5/15/2018	355,000	353,058
1.65%, 10/30/2020	264,000	260,658
1.88%, 6/15/2023	250,000	237,732
2.13%, 3/1/2022	1,722,000	1,699,201
2.25%, 6/15/2026	200,000	188,516
2.35%, 10/30/2021	150,000	150,066
2.60%, 10/30/2025	250,000	242,755
2.80%, 3/1/2027	850,000	829,643
2.85%, 10/30/2024	215,000	214,478
4.88%, 2/15/2020	233,000	252,684
6.00%, 3/15/2019	150,000	162,060
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	1,320,000	1,358,240
Exelis, Inc. 5.55%, 10/1/2021	375,000	414,979
General Dynamics Corp.:
1.88%, 8/15/2023	415,000	394,769
2.13%, 8/15/2026	720,000	665,971
2.25%, 11/15/2022	350,000	344,382
3.88%, 7/15/2021	2,000	2,124
Harris Corp.:
2.00%, 4/27/2018	82,000	82,097
2.70%, 4/27/2020	50,000	50,380
3.83%, 4/27/2025	100,000	101,837
4.40%, 12/15/2020	125,000	132,704
L-3 Technologies, Inc.:
3.85%, 12/15/2026	260,000	263,910
3.95%, 5/28/2024	109,000	112,081
4.75%, 7/15/2020	415,000	442,656
4.95%, 2/15/2021	275,000	295,122
5.20%, 10/15/2019	439,000	470,288
Lockheed Martin Corp.:
1.85%, 11/23/2018	438,000	439,121
2.50%, 11/23/2020	693,000	698,294
2.90%, 3/1/2025	425,000	415,561
3.10%, 1/15/2023	324,000	328,193
3.35%, 9/15/2021	550,000	568,111
3.55%, 1/15/2026	467,000	474,416
4.25%, 11/15/2019	195,000	206,825

Northrop Grumman Corp.:
1.75%, 6/1/2018	1,054,000	1,055,391
3.20%, 2/1/2027	300,000	297,291
3.25%, 8/1/2023	644,000	657,711
3.50%, 3/15/2021	532,000	550,939
5.05%, 8/1/2019	300,000	320,835
Raytheon Co.:
2.50%, 12/15/2022	609,000	605,949
3.13%, 10/15/2020	615,000	635,633
3.15%, 12/15/2024	200,000	203,618
4.40%, 2/15/2020	100,000	106,624
6.40%, 12/15/2018	165,000	178,273
Rockwell Collins, Inc.:
1.95%, 7/15/2019 (a)	315,000	315,211
2.80%, 3/15/2022 (a)	800,000	802,232
3.20%, 3/15/2024 (a)	850,000	850,272
3.50%, 3/15/2027 (a)	536,000	536,579
3.70%, 12/15/2023	500,000	515,285
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	382,313
Textron, Inc. 4.00%, 3/15/2026	550,000	560,312
United Technologies Corp.:
1.50%, 11/1/2019	775,000	769,156
1.78%, 5/4/2018 (b)	350,000	350,011
1.95%, 11/1/2021	1,007,000	986,971
2.65%, 11/1/2026	415,000	399,060
3.10%, 6/1/2022	1,067,000	1,097,260
4.50%, 4/15/2020	520,000	559,068

		25,642,693

AGRICULTURE — 1.0%
Altria Group, Inc.:
2.63%, 1/14/2020	1,180,000	1,194,679
2.63%, 9/16/2026	285,000	269,242
2.85%, 8/9/2022	1,022,000	1,023,880
2.95%, 5/2/2023	250,000	248,540
4.00%, 1/31/2024	851,000	892,410
4.75%, 5/5/2021	882,000	955,823
9.25%, 8/6/2019	660,000	765,910
9.70%, 11/10/2018	605,000	678,507
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	590,000	559,556
4.48%, 3/1/2021	186,000	200,607
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	525,000	506,000
3.50%, 11/24/2020 (c)	137,000	140,376
8.50%, 6/15/2019	265,000	300,303
Philip Morris International, Inc.:
1.38%, 2/25/2019	280,000	277,648
1.63%, 2/21/2019	1,350,000	1,345,262
1.88%, 1/15/2019	237,000	237,495
1.88%, 2/25/2021	318,000	311,611
2.00%, 2/21/2020	600,000	598,506
2.13%, 5/10/2023	394,000	375,510
2.50%, 8/22/2022	210,000	207,287
2.63%, 2/18/2022	1,150,000	1,148,700
2.63%, 3/6/2023	284,000	278,871
2.75%, 2/25/2026 (c)	402,000	386,475
2.90%, 11/15/2021	520,000	525,751

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.25%, 11/10/2024	$478,000	$480,094
3.38%, 8/11/2025	25,000	25,245
3.60%, 11/15/2023	458,000	473,531
4.13%, 5/17/2021	100,000	106,299
4.50%, 3/26/2020	625,000	666,725
5.65%, 5/16/2018	1,467,000	1,533,675
Reynolds American, Inc.:
2.30%, 6/12/2018	1,145,000	1,151,859
3.25%, 6/12/2020	539,000	553,440
4.00%, 6/12/2022	666,000	698,614
4.85%, 9/15/2023	452,000	490,000

		19,608,431

AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	380,588	404,455
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	177,079	177,707
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	450,000	431,015
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 8/15/2030	500,000	500,600
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	67,162	74,082
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	88,568	92,214
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	889,560	918,417
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	125,703	144,040
Delta Air Lines, Inc. 2.88%, 3/13/2020	465,000	469,650
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	352,548
2.75%, 11/6/2019	50,000	50,749
3.00%, 11/15/2026	475,000	448,923
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	59,396	60,245
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	629,000	619,376
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	148,515	151,896

		4,895,917

APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	391,000	382,852
2.38%, 11/1/2026	601,000	562,163
Ralph Lauren Corp.:
2.13%, 9/26/2018	175,000	176,138

2.63%, 8/18/2020	425,000	428,744
VF Corp. 3.50%, 9/1/2021	425,000	441,800

		1,991,697

AUTO MANUFACTURERS — 2.8%
American Honda Finance Corp.:
1.50%, 11/19/2018	450,000	448,668
2.13%, 10/10/2018	487,000	490,711
Series A, 2.15%, 3/13/2020	101,000	101,229
Series GMTN, 1.70%, 9/9/2021	425,000	411,468
Series GMTN, 2.30%, 9/9/2026	160,000	149,171
Series MTN, 1.20%, 7/12/2019	575,000	566,979
Series MTN, 1.60%, 7/13/2018	596,000	596,799
Series MTN, 1.65%, 7/12/2021	350,000	339,122
Series MTN, 1.70%, 2/22/2019	153,000	152,847
Series MTN, 2.00%, 2/14/2020	1,800,000	1,803,078
Series MTN, 2.25%, 8/15/2019	418,000	421,649
Series MTN, 2.45%, 9/24/2020	65,000	65,629
Series MTN, 2.90%, 2/16/2024	575,000	574,207
Ford Motor Co.:
4.35%, 12/8/2026	727,000	741,227
6.50%, 8/1/2018	245,000	259,460
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	485,000	480,456
2.02%, 5/3/2019	615,000	612,503
2.24%, 6/15/2018	1,550,000	1,554,542
2.26%, 3/28/2019	440,000	441,148
2.38%, 3/12/2019	596,000	598,050
2.46%, 3/27/2020	200,000	199,354
2.55%, 10/5/2018	826,000	832,418
2.60%, 11/4/2019	600,000	603,150
2.68%, 1/9/2020	660,000	664,138
2.88%, 10/1/2018	891,000	901,852
3.10%, 5/4/2023	450,000	439,034
3.16%, 8/4/2020	220,000	223,573
3.20%, 1/15/2021	893,000	902,359
3.22%, 1/9/2022	200,000	200,580
3.34%, 3/18/2021	1,360,000	1,375,640
3.34%, 3/28/2022	1,250,000	1,254,650
3.66%, 9/8/2024	525,000	516,180
3.81%, 1/9/2024	520,000	520,858
4.13%, 8/4/2025	1,277,000	1,284,049
4.25%, 9/20/2022	550,000	573,457
4.38%, 8/6/2023	550,000	573,623
5.75%, 2/1/2021	250,000	274,900
5.88%, 8/2/2021	1,064,000	1,183,562
8.13%, 1/15/2020	1,024,000	1,176,627
Series GMTN, 4.39%, 1/8/2026	609,000	621,570
Series MTN, 2.94%, 1/8/2019	250,000	253,375
General Motors Co.:
3.50%, 10/2/2018	1,008,000	1,029,753
4.88%, 10/2/2023	38,000	40,560
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	950,000	950,826
2.40%, 5/9/2019	1,575,000	1,578,206
3.10%, 1/15/2019	550,000	558,816
3.15%, 1/15/2020	402,000	408,746
3.20%, 7/13/2020	691,000	702,906
3.20%, 7/6/2021	1,050,000	1,054,757
3.25%, 5/15/2018	242,000	245,450

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.45%, 1/14/2022	$1,250,000	$1,258,350
3.45%, 4/10/2022	815,000	820,273
3.50%, 7/10/2019	400,000	410,652
3.70%, 11/24/2020	535,000	551,339
3.70%, 5/9/2023	525,000	527,284
4.00%, 1/15/2025	651,000	653,513
4.00%, 10/6/2026	500,000	493,215
4.20%, 3/1/2021	615,000	642,939
4.25%, 5/15/2023	534,000	550,506
4.30%, 7/13/2025	250,000	253,460
4.35%, 1/17/2027	825,000	833,085
4.38%, 9/25/2021	623,000	655,539
5.25%, 3/1/2026	500,000	537,140
6.75%, 6/1/2018	850,000	896,582
PACCAR Financial Corp.:
1.40%, 5/18/2018	145,000	144,797
Series MTN, 1.30%, 5/10/2019	315,000	311,809
Series MTN, 1.95%, 2/27/2020	525,000	525,021
Series MTN, 2.20%, 9/15/2019	100,000	100,676
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	503,000	503,010
Series GMTN, 1.90%, 4/8/2021	720,000	708,300
Series GMTN, 2.80%, 7/13/2022	103,000	103,740
Series MTN, 1.40%, 5/20/2019	500,000	495,945
Series MTN, 1.55%, 10/18/2019	650,000	645,066
Series MTN, 1.70%, 1/9/2019	650,000	650,812
Series MTN, 1.70%, 2/19/2019	672,000	672,652
Series MTN, 2.00%, 10/24/2018	374,000	376,031
Series MTN, 2.10%, 1/17/2019	449,000	452,794
Series MTN, 2.13%, 7/18/2019	650,000	654,349
Series MTN, 2.15%, 3/12/2020	620,000	621,897
Series MTN, 2.25%, 10/18/2023	800,000	771,944
Series MTN, 2.60%, 1/11/2022	800,000	803,552
Series MTN, 2.63%, 1/10/2023	330,000	328,449
Series MTN, 2.75%, 5/17/2021	300,000	304,065
Series MTN, 3.20%, 1/11/2027	550,000	551,787
Series MTN, 3.30%, 1/12/2022	1,180,000	1,221,111
Series MTN, 3.40%, 9/15/2021	425,000	441,826
Series MTN, 4.25%, 1/11/2021	350,000	374,472
Series MTN, 4.50%, 6/17/2020	175,000	187,943

		52,989,837

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 3.38%, 3/15/2025	500,000	495,870
Delphi Automotive PLC:
3.15%, 11/19/2020	200,000	203,626
4.25%, 1/15/2026	600,000	628,320
Delphi Corp. 4.15%, 3/15/2024	229,000	239,216
Lear Corp. 5.25%, 1/15/2025	645,000	680,475
Magna International, Inc.:
3.63%, 6/15/2024	325,000	331,838
4.15%, 10/1/2025	175,000	184,469

		2,763,814

BANKS — 26.8%
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	800,000	799,440
2.55%, 11/23/2021	550,000	547,162

Series MTN, 1.45%, 5/15/2018	250,000	249,415
Series MTN, 1.60%, 7/15/2019	600,000	594,372
Series MTN, 2.00%, 11/16/2018	350,000	351,256
Series MTN, 2.25%, 6/13/2019	711,000	715,174
Series MTN, 2.30%, 6/1/2021	630,000	622,112
Series MTN, 2.70%, 11/16/2020	258,000	260,301
Series MTN, 3.70%, 11/16/2025	350,000	364,613
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	350,000	354,319
Bancolombia SA 5.95%, 6/3/2021	450,000	493,812
Bank of America Corp.:
4.10%, 7/24/2023	977,000	1,022,059
5.49%, 3/15/2019	100,000	105,768
5.70%, 1/24/2022	651,000	732,043
5.88%, 1/5/2021	760,000	846,047
6.50%, 7/15/2018	390,000	412,121
6.88%, 11/15/2018	567,000	610,427
7.63%, 6/1/2019	1,223,000	1,363,902
Series GMTN, 2.63%, 4/19/2021	1,001,000	999,148
Series GMTN, 3.30%, 1/11/2023	2,592,000	2,607,267
Series GMTN, 3.50%, 4/19/2026	1,237,000	1,222,836
Series L, 1.95%, 5/12/2018	445,000	445,543
Series L, 2.25%, 4/21/2020	1,309,000	1,305,008
Series L, 2.60%, 1/15/2019	1,763,000	1,781,652
Series L, 2.65%, 4/1/2019	1,343,000	1,359,103
Series L, 3.95%, 4/21/2025	735,000	731,707
Series L, 4.18%, 11/25/2027	1,175,000	1,179,230
Series MTN, 2.15%, 11/9/2020	990,000	980,011
Series MTN, 2.50%, 10/21/2022	1,075,000	1,047,061
Series MTN, 2.63%, 10/19/2020	1,241,000	1,247,763
Series MTN, 3.88%, 8/1/2025	3,137,000	3,191,992
Series MTN, 4.00%, 4/1/2024	1,435,000	1,487,349
Series MTN, 4.00%, 1/22/2025	1,157,000	1,156,977
Series MTN, 4.13%, 1/22/2024	1,300,000	1,357,174
Series MTN, 4.20%, 8/26/2024	1,421,000	1,449,477
Series MTN, 4.25%, 10/22/2026	1,000,000	1,014,330
Series MTN, 4.45%, 3/3/2026	1,090,000	1,119,245
Series MTN, 5.00%, 5/13/2021	950,000	1,031,301
Series MTN, 5.63%, 7/1/2020	2,525,000	2,767,754
Series MTN, 5.65%, 5/1/2018	3,532,000	3,674,092
Series MTN, 6.88%, 4/25/2018	2,920,000	3,070,760
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	1,050,000	1,054,420
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	1,650,000	1,650,594
Bank of America NA:
Series BKNT, 1.75%, 6/5/2018	862,000	863,638
Series BKNT, 2.05%, 12/7/2018	580,000	582,871
Bank of Montreal:
1.40%, 4/10/2018	436,000	435,307
Series MTN, 1.35%, 8/28/2018	550,000	547,404
Series MTN, 1.50%, 7/18/2019	825,000	816,131
Series MTN, 1.80%, 7/31/2018	380,000	380,502
Series MTN, 1.90%, 8/27/2021	980,000	954,667
Series MTN, 2.10%, 12/12/2019	1,133,000	1,135,334
Series MTN, 2.38%, 1/25/2019	567,000	572,086
Series MTN, 2.55%, 11/6/2022	545,000	540,258
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	210,000	214,544

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.55%, 9/23/2021	$627,000	$653,027
Series 0012, 3.65%, 2/4/2024	325,000	337,587
Series G, 2.15%, 2/24/2020	957,000	958,014
Series G, 2.20%, 5/15/2019	365,000	367,197
Series G, 3.00%, 2/24/2025	250,000	247,418
Series MTN, 1.60%, 5/22/2018	311,000	310,960
Series MTN, 2.05%, 5/3/2021	500,000	492,010
Series MTN, 2.10%, 8/1/2018	466,000	468,885
Series MTN, 2.10%, 1/15/2019	436,000	438,524
Series MTN, 2.20%, 3/4/2019	200,000	201,470
Series MTN, 2.20%, 8/16/2023	549,000	526,744
Series MTN, 2.30%, 9/11/2019	600,000	604,836
Series MTN, 2.45%, 11/27/2020	501,000	503,250
Series MTN, 2.45%, 8/17/2026	300,000	280,782
Series MTN, 2.50%, 4/15/2021	492,000	492,600
Series MTN, 2.60%, 8/17/2020	628,000	634,663
Series MTN, 2.60%, 2/7/2022	1,550,000	1,549,643
Series MTN, 2.80%, 5/4/2026	350,000	338,821
Series MTN, 3.25%, 9/11/2024	250,000	252,293
Series MTN, 3.95%, 11/18/2025	300,000	315,666
Series MTN, 4.15%, 2/1/2021	250,000	265,225
Series MTN, 4.60%, 1/15/2020	84,000	89,604
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	600,000	604,854
Bank of Nova Scotia:
1.65%, 6/14/2019	2,140,000	2,126,818
1.70%, 6/11/2018	875,000	875,656
2.05%, 10/30/2018	610,000	613,379
2.35%, 10/21/2020	772,000	772,595
2.70%, 3/7/2022	1,650,000	1,655,709
2.80%, 7/21/2021	376,000	379,914
4.38%, 1/13/2021	200,000	213,494
4.50%, 12/16/2025	525,000	547,145
Series BKNT, 1.95%, 1/15/2019	600,000	601,284
Series BKNT, 2.05%, 6/5/2019	206,000	206,597
Series BKNT, 2.45%, 3/22/2021	661,000	660,035
Bank One Corp. 7.63%, 10/15/2026	500,000	637,255
Barclays Bank PLC:
5.14%, 10/14/2020	625,000	667,950
Series BKNT, 2.50%, 2/20/2019	200,000	201,450
Series BKNT, 5.13%, 1/8/2020	200,000	213,592
Barclays PLC:
2.75%, 11/8/2019	1,059,000	1,066,413
2.88%, 6/8/2020	840,000	845,368
3.20%, 8/10/2021	600,000	601,518
3.25%, 1/12/2021	130,000	131,049
3.65%, 3/16/2025	1,186,000	1,157,809
3.68%, 1/10/2023	1,175,000	1,179,606
4.38%, 9/11/2024	800,000	804,488
4.38%, 1/12/2026	1,200,000	1,217,604
5.20%, 5/12/2026	1,350,000	1,383,831
BB&T Corp.:
5.25%, 11/1/2019	255,000	273,029
Series MTN, 2.05%, 6/19/2018	325,000	326,258
Series MTN, 2.05%, 5/10/2021	590,000	579,716
Series MTN, 2.25%, 2/1/2019	9,000	9,064
Series MTN, 2.45%, 1/15/2020	1,459,000	1,472,904
Series MTN, 2.63%, 6/29/2020	565,000	570,769
Series MTN, 2.75%, 4/1/2022 (c)	1,525,000	1,536,071

Series MTN, 3.95%, 3/22/2022	250,000	262,367
Series MTN, 6.85%, 4/30/2019	4,000	4,379
BNP Paribas SA:
2.38%, 5/21/2020	1,348,000	1,344,441
Series BKNT, 5.00%, 1/15/2021	1,563,000	1,689,947
Series MTN, 2.40%, 12/12/2018	485,000	487,571
Series MTN, 2.45%, 3/17/2019	159,000	159,970
Series MTN, 2.70%, 8/20/2018	737,000	744,540
Series MTN, 4.25%, 10/15/2024	715,000	723,294
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	400,000	402,632
BPCE SA:
2.50%, 12/10/2018	500,000	502,890
4.00%, 4/15/2024	701,000	727,869
Series BKNT, 2.65%, 2/3/2021	431,000	429,306
Series MTN, 2.25%, 1/27/2020	535,000	531,726
Series MTN, 2.50%, 7/15/2019	1,008,000	1,012,466
Series MTN, 2.75%, 12/2/2021	750,000	744,540
Series MTN, 3.38%, 12/2/2026	350,000	345,177
Branch Banking & Trust Co.:
2.10%, 1/15/2020	1,050,000	1,051,218
2.63%, 1/15/2022	750,000	752,220
3.63%, 9/16/2025	568,000	581,064
Series BKNT, 1.45%, 5/10/2019	805,000	796,974
Series BKNT, 2.30%, 10/15/2018	150,000	151,062
Series BKNT, 2.85%, 4/1/2021	158,000	160,323
Canadian Imperial Bank of Commerce 1.60%, 9/6/2019	385,000	381,250
Capital One Financial Corp.:
2.45%, 4/24/2019	441,000	443,386
3.05%, 3/9/2022	1,050,000	1,050,451
3.20%, 2/5/2025	175,000	169,395
3.50%, 6/15/2023	105,000	105,854
3.75%, 4/24/2024	475,000	482,586
3.75%, 7/28/2026	900,000	872,055
3.75%, 3/9/2027	600,000	596,214
4.20%, 10/29/2025	850,000	855,100
4.75%, 7/15/2021	760,000	817,251
Capital One NA/Mclean:
2.25%, 9/13/2021	553,000	540,419
2.35%, 8/17/2018	450,000	452,452
2.35%, 1/31/2020	1,250,000	1,248,413
2.40%, 9/5/2019	405,000	406,341
Series BKNT, 1.85%, 9/13/2019	700,000	693,609
Series BKNT, 2.95%, 7/23/2021	620,000	624,507
Citibank NA 2.00%, 3/20/2019	1,750,000	1,756,142
Citigroup, Inc.:
1.70%, 4/27/2018	1,372,000	1,370,985
1.75%, 5/1/2018	692,000	691,571
2.05%, 12/7/2018	904,000	906,124
2.05%, 6/7/2019	450,000	449,527
2.15%, 7/30/2018	1,362,000	1,366,331
2.35%, 8/2/2021	853,000	839,190
2.40%, 2/18/2020	1,009,000	1,012,067
2.45%, 1/10/2020	4,000,000	4,019,280
2.50%, 9/26/2018	921,000	928,672
2.50%, 7/29/2019	852,000	859,293
2.55%, 4/8/2019	800,000	807,848

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.65%, 10/26/2020	$1,578,000	$1,586,032
2.70%, 3/30/2021	1,431,000	1,432,460
2.90%, 12/8/2021	2,750,000	2,758,608
3.20%, 10/21/2026	1,450,000	1,388,491
3.30%, 4/27/2025	581,000	569,781
3.38%, 3/1/2023	262,000	263,577
3.40%, 5/1/2026	1,075,000	1,048,286
3.50%, 5/15/2023	450,000	452,947
3.70%, 1/12/2026	950,000	949,183
3.75%, 6/16/2024	388,000	395,512
3.88%, 10/25/2023	472,000	489,502
3.88%, 3/26/2025	200,000	198,390
4.00%, 8/5/2024	400,000	404,744
4.05%, 7/30/2022	475,000	493,976
4.40%, 6/10/2025	1,095,000	1,114,984
4.50%, 1/14/2022	1,130,000	1,210,897
4.60%, 3/9/2026	1,025,000	1,052,460
5.38%, 8/9/2020	500,000	546,210
5.50%, 9/13/2025	150,000	163,869
6.13%, 5/15/2018	25,000	26,161
8.50%, 5/22/2019	111,000	125,611
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	1,300,000	1,303,770
Citizens Bank NA/Providence:
2.25%, 3/2/2020	765,000	763,447
Series BKNT, 2.30%, 12/3/2018	250,000	250,930
Series BKNT, 2.50%, 3/14/2019	250,000	251,815
Series MTN, 2.45%, 12/4/2019	100,000	100,483
Series MTN, 2.55%, 5/13/2021	350,000	348,204
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	210,000	207,136
4.30%, 12/3/2025	400,000	410,684
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	100,044
Series BKNT, 4.00%, 7/27/2025	250,000	249,683
Comerica, Inc.
2.13%, 5/23/2019	300,000	299,550
Commonwealth Bank of Australia:
1.75%, 11/2/2018	808,000	806,764
2.25%, 3/13/2019	500,000	502,820
2.30%, 9/6/2019	775,000	779,975
2.50%, 9/20/2018	403,000	407,155
Series GMTN, 2.55%, 3/15/2021	600,000	599,778
Series GMTN, 2.05%, 3/15/2019	350,000	350,644
Series GMTN, 2.30%, 3/12/2020	613,000	613,772
Series GMTN, 2.40%, 11/2/2020	500,000	499,200
Compass Bank:
Series BKNT, 2.75%, 9/29/2019	300,000	300,624
Series BKNT, 3.88%, 4/10/2025	250,000	244,940
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.95%, 11/9/2022	1,429,000	1,464,954
Series MTN, 3.38%, 5/21/2025	465,000	469,506
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	925,000	930,744
2.75%, 1/10/2022	415,000	417,241
3.75%, 7/21/2026	490,000	477,422
3.88%, 2/8/2022	1,441,000	1,519,362
4.38%, 8/4/2025	734,000	751,587

4.50%, 1/11/2021	575,000	616,095
4.63%, 12/1/2023	755,000	795,778
Series BKTN, 1.38%, 8/9/2019	1,450,000	1,428,178
Series GMTN, 2.50%, 1/19/2021	1,644,000	1,644,838
Series MTN, 2.25%, 1/14/2020	530,000	531,696
Credit Suisse AG:
1.70%, 4/27/2018	1,150,000	1,148,401
3.00%, 10/29/2021	708,000	714,322
5.30%, 8/13/2019	370,000	396,666
5.40%, 1/14/2020	550,000	590,496
Series GMTN, 2.30%, 5/28/2019	1,350,000	1,354,711
Series MTN, 3.63%, 9/9/2024	1,000,000	1,014,920
Series MTN, 4.38%, 8/5/2020	1,211,000	1,282,074
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	720,000	720,785
3.13%, 12/10/2020	1,490,000	1,496,169
3.45%, 4/16/2021	1,223,000	1,240,085
3.75%, 3/26/2025	850,000	835,975
3.80%, 9/15/2022	1,650,000	1,674,783
3.80%, 6/9/2023	1,200,000	1,205,016
4.55%, 4/17/2026	1,000,000	1,032,310
Deutsche Bank AG:
2.50%, 2/13/2019	875,000	876,032
2.95%, 8/20/2020	620,000	621,060
3.70%, 5/30/2024	769,000	755,704
Series 1254, 4.10%, 1/13/2026	500,000	501,735
Series GMTN, 3.38%, 5/12/2021	850,000	853,604
Series GMTN, 2.85%, 5/10/2019	975,000	980,782
Series GMTN, 3.13%, 1/13/2021	503,000	504,293
Discover Bank:
2.60%, 11/13/2018	618,000	623,642
3.45%, 7/27/2026	1,223,000	1,174,618
4.20%, 8/8/2023	300,000	312,234
Series BKNT, 3.10%, 6/4/2020	570,000	581,138
Series BKNT, 3.20%, 8/9/2021	470,000	475,889
Series BKNT, 4.25%, 3/13/2026	100,000	102,729
Fifth Third Bancorp:
2.88%, 7/27/2020	510,000	518,002
3.50%, 3/15/2022	517,000	530,928
4.30%, 1/16/2024	165,000	172,103
4.50%, 6/1/2018	270,000	277,873
Fifth Third Bank:
2.25%, 6/14/2021	555,000	547,718
Series BKNT, 1.63%, 9/27/2019	975,000	964,567
Series BKNT, 2.30%, 3/15/2019	215,000	216,451
Series BKNT, 2.38%, 4/25/2019	206,000	207,516
Series BKNT, 2.88%, 10/1/2021	200,000	202,220
Series BKNT, 3.85%, 3/15/2026	500,000	503,350
Series MTN, 2.15%, 8/20/2018	735,000	738,918
First Horizon National Corp. 3.50%, 12/15/2020	163,000	166,912
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	101,025
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	465,000	464,219
2.30%, 12/13/2019	2,026,000	2,026,729
2.35%, 11/15/2021	1,060,000	1,038,514
2.55%, 10/23/2019	1,167,000	1,176,639

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.60%, 4/23/2020	$808,000	$812,905
2.60%, 12/27/2020	3,925,000	3,928,101
2.63%, 1/31/2019	1,295,000	1,309,698
2.63%, 4/25/2021	745,000	742,437
2.75%, 9/15/2020	1,058,000	1,066,400
2.88%, 2/25/2021	606,000	610,509
2.90%, 7/19/2018	2,091,000	2,117,932
3.00%, 4/26/2022	2,280,000	2,284,606
3.50%, 1/23/2025	1,310,000	1,303,267
3.50%, 11/16/2026	1,330,000	1,301,964
3.63%, 1/22/2023	1,136,000	1,163,094
3.75%, 5/22/2025	1,202,000	1,217,121
3.75%, 2/25/2026	841,000	845,054
3.85%, 1/26/2027	925,000	928,950
4.00%, 3/3/2024	1,441,000	1,493,986
4.25%, 10/21/2025	1,378,000	1,403,465
5.25%, 7/27/2021	2,036,000	2,231,863
5.75%, 1/24/2022	2,270,000	2,554,090
6.15%, 4/1/2018	2,081,000	2,172,939
Series D, 6.00%, 6/15/2020	945,000	1,045,179
Series GMTN, 5.38%, 3/15/2020	1,406,000	1,524,821
Series GMTN, 7.50%, 2/15/2019	2,197,000	2,410,526
Series MTN, 3.85%, 7/8/2024	1,037,000	1,062,728
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	808,000	864,964
HSBC Holdings PLC:
2.65%, 1/5/2022	2,550,000	2,516,824
2.95%, 5/25/2021	1,820,000	1,829,100
3.40%, 3/8/2021	1,996,000	2,040,511
3.60%, 5/25/2023	1,050,000	1,066,895
3.90%, 5/25/2026	910,000	919,710
4.00%, 3/30/2022	904,000	945,222
4.25%, 3/14/2024	579,000	587,077
4.25%, 8/18/2025	600,000	605,514
4.30%, 3/8/2026	1,650,000	1,716,198
4.38%, 11/23/2026	1,090,000	1,099,221
4.88%, 1/14/2022	408,000	441,782
5.10%, 4/5/2021	1,323,000	1,434,952
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	2,100,000	2,113,713
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	750,000	758,490
HSBC USA, Inc.:
2.00%, 8/7/2018	300,000	300,450
2.25%, 6/23/2019	403,000	404,350
2.35%, 3/5/2020	965,000	966,882
2.38%, 11/13/2019	995,000	999,507
2.63%, 9/24/2018	300,000	303,072
2.75%, 8/7/2020	815,000	823,435
3.50%, 6/23/2024	200,000	203,504
5.00%, 9/27/2020	300,000	322,257
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,076,000	1,048,325
2.60%, 8/2/2018	250,000	252,115
3.15%, 3/14/2021	400,000	406,396
7.00%, 12/15/2020	25,000	28,425
Huntington National Bank:
2.00%, 6/30/2018	200,000	200,324
2.20%, 11/6/2018	475,000	476,867

2.20%, 4/1/2019	150,000	150,293
2.38%, 3/10/2020	370,000	371,265
2.40%, 4/1/2020	250,000	250,248
2.88%, 8/20/2020	250,000	253,558
ING Groep NV 3.15%, 3/29/2022	1,000,000	1,003,130
Intesa Sanpaolo SpA:
5.25%, 1/12/2024	545,000	572,468
Series MTN, 3.88%, 1/15/2019	700,000	714,686
JPMorgan Chase & Co.:
1.63%, 5/15/2018	804,000	803,791
1.85%, 3/22/2019	550,000	550,165
2.20%, 10/22/2019	884,000	887,881
2.25%, 1/23/2020	1,947,000	1,953,036
2.35%, 1/28/2019	774,000	781,577
2.40%, 6/7/2021	666,000	662,164
2.55%, 10/29/2020	1,252,000	1,256,783
2.55%, 3/1/2021	1,204,000	1,204,819
2.70%, 5/18/2023	675,000	661,446
2.75%, 6/23/2020	1,700,000	1,721,607
2.95%, 10/1/2026	1,300,000	1,235,312
2.97%, 1/15/2023	1,150,000	1,149,218
3.13%, 1/23/2025	1,046,000	1,027,078
3.20%, 1/25/2023	1,387,000	1,400,842
3.20%, 6/15/2026	700,000	679,266
3.25%, 9/23/2022	1,638,000	1,667,075
3.30%, 4/1/2026	1,250,000	1,224,463
3.38%, 5/1/2023	900,000	899,253
3.63%, 5/13/2024	1,005,000	1,027,261
3.88%, 2/1/2024	748,000	777,262
3.88%, 9/10/2024	2,001,000	2,026,873
3.90%, 7/15/2025	2,053,000	2,122,124
4.13%, 12/15/2026	2,500,000	2,545,075
4.25%, 10/15/2020	2,051,000	2,174,655
4.35%, 8/15/2021	932,000	997,398
4.40%, 7/22/2020	1,183,000	1,260,108
4.50%, 1/24/2022	1,740,000	1,874,989
4.63%, 5/10/2021	836,000	899,578
4.95%, 3/25/2020	279,000	301,139
6.30%, 4/23/2019	1,702,000	1,848,066
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	4,645,000	4,690,149
Series MTN, 2.30%, 8/15/2021	1,000,000	989,390
JPMorgan Chase Bank NA:
1.45%, 9/21/2018	320,000	319,142
1.65%, 9/23/2019	480,000	477,437
KeyBank NA:
1.70%, 6/1/2018	250,000	250,053
Series BKNT, 1.60%, 8/22/2019	425,000	420,180
Series BKNT, 2.25%, 3/16/2020	548,000	547,945
Series BKNT, 2.35%, 3/8/2019	486,000	489,533
Series BKNT, 2.50%, 12/15/2019	300,000	303,255
Series BKNT, 2.50%, 11/22/2021	250,000	248,533
Series BKNT, 3.18%, 10/15/2027	250,000	252,195
Series MTN, 3.40%, 5/20/2026	300,000	292,101
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	550,000	552,811
Series MTN, 2.90%, 9/15/2020	420,000	426,594
Series MTN, 5.10%, 3/24/2021	980,000	1,068,817

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lloyds Bank PLC:
2.30%, 11/27/2018	$1,000,000	$1,006,670
2.70%, 8/17/2020	600,000	606,216
3.50%, 5/14/2025	500,000	511,265
6.38%, 1/21/2021	400,000	453,376
Lloyds Banking Group PLC:
3.00%, 1/11/2022	685,000	680,945
3.10%, 7/6/2021	480,000	483,811
3.75%, 1/11/2027	945,000	928,557
4.50%, 11/4/2024	400,000	410,332
4.58%, 12/10/2025	493,000	500,868
4.65%, 3/24/2026	850,000	868,513
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	225,000	221,211
Series BKNT, 2.10%, 2/6/2020	750,000	748,725
Series BKNT, 2.25%, 7/25/2019	100,000	100,652
Series BKNT, 2.30%, 1/30/2019	600,000	605,178
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	993,000	970,221
2.53%, 9/13/2023	200,000	193,354
2.76%, 9/13/2026	500,000	470,250
2.95%, 3/1/2021	1,768,000	1,783,205
3.00%, 2/22/2022	950,000	957,116
3.68%, 2/22/2027	750,000	759,585
3.85%, 3/1/2026	885,000	908,541
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	688,000	671,639
2.84%, 9/13/2026	490,000	463,364
2.95%, 2/28/2022	850,000	849,889
3.66%, 2/28/2027	850,000	858,109
Morgan Stanley:
2.13%, 4/25/2018	1,667,000	1,673,035
2.50%, 1/24/2019	1,694,000	1,710,567
2.65%, 1/27/2020	2,064,000	2,084,578
2.80%, 6/16/2020	1,373,000	1,388,584
3.63%, 1/20/2027	1,900,000	1,883,983
4.88%, 11/1/2022	929,000	1,004,751
5.00%, 11/24/2025	931,000	1,000,955
5.75%, 1/25/2021	1,160,000	1,287,797
Series F, 3.88%, 4/29/2024	2,075,000	2,134,241
Series GMTN, 2.38%, 7/23/2019	1,170,000	1,177,102
Series GMTN, 2.45%, 2/1/2019	1,122,000	1,131,649
Series GMTN, 2.50%, 4/21/2021	1,213,000	1,206,814
Series GMTN, 3.70%, 10/23/2024	1,412,000	1,435,905
Series GMTN, 3.75%, 2/25/2023	1,679,000	1,733,601
Series GMTN, 3.88%, 1/27/2026	1,565,000	1,583,874
Series GMTN, 4.00%, 7/23/2025	1,640,000	1,690,758
Series GMTN, 4.35%, 9/8/2026	117,000	119,403
Series GMTN, 5.50%, 1/26/2020	1,075,000	1,165,848
Series GMTN, 5.50%, 7/24/2020	1,239,000	1,353,397
Series GMTN, 5.50%, 7/28/2021	1,138,000	1,261,439
Series GMTN, 6.63%, 4/1/2018	2,065,000	2,161,807
Series GMTN, 7.30%, 5/13/2019	1,679,000	1,856,370
Series MTN, 2.20%, 12/7/2018	48,000	48,203
Series MTN, 2.63%, 11/17/2021	1,785,000	1,773,041
Series MTN, 3.13%, 7/27/2026	1,606,000	1,533,120
Series MTN, 4.10%, 5/22/2023	938,000	968,738
Series MTN, 5.63%, 9/23/2019	2,556,000	2,761,145

MUFG Union Bank NA:
2.25%, 5/6/2019	10,000	10,029
2.63%, 9/26/2018	1,050,000	1,060,584
National Australia Bank, Ltd.:
1.38%, 7/12/2019	600,000	590,730
1.88%, 7/12/2021	600,000	582,180
2.25%, 1/10/2020	1,050,000	1,051,250
2.30%, 7/25/2018	300,000	302,178
2.50%, 7/12/2026	500,000	467,925
2.80%, 1/10/2022	1,050,000	1,055,722
3.00%, 1/20/2023	300,000	300,801
3.38%, 1/14/2026	250,000	251,755
Series GMTN, 2.00%, 1/14/2019	640,000	641,139
Series GMTN, 1.88%, 7/23/2018	250,000	250,440
Series GMTN, 2.63%, 7/23/2020	460,000	464,053
Series GMTN, 2.63%, 1/14/2021	475,000	476,710
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	551,000	552,895
National City Corp. 6.88%, 5/15/2019	100,000	109,775
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,618
3.38%, 8/23/2021	165,000	171,460
3.45%, 11/4/2020	100,000	104,272
3.95%, 10/30/2025	300,000	316,161
PNC Bank NA:
1.80%, 11/5/2018	634,000	634,507
2.95%, 2/23/2025	450,000	443,817
3.30%, 10/30/2024	200,000	202,626
3.80%, 7/25/2023	250,000	261,375
Series BKNT, 1.45%, 7/29/2019	574,000	567,485
Series BKNT, 1.70%, 12/7/2018	625,000	624,650
Series BKNT, 1.85%, 7/20/2018	357,000	357,675
Series BKNT, 1.95%, 3/4/2019	750,000	751,740
Series BKNT, 2.20%, 1/28/2019	150,000	151,020
Series BKNT, 2.25%, 7/2/2019	565,000	568,887
Series BKNT, 2.30%, 6/1/2020	250,000	250,612
Series BKNT, 2.45%, 11/5/2020	470,000	472,077
Series BKNT, 2.55%, 12/9/2021	465,000	464,279
Series BKNT, 2.63%, 2/17/2022	3,100,000	3,100,713
Series BKNT, 2.70%, 11/1/2022	243,000	240,733
Series BKNT, 2.95%, 1/30/2023	220,000	220,502
Series BKNT, 6.88%, 4/1/2018	350,000	366,996
Series MTN, 1.60%, 6/1/2018	468,000	467,700
Series MTN, 2.15%, 4/29/2021	700,000	691,726
Series MTN, 2.40%, 10/18/2019	500,000	505,215
Series MTN, 2.60%, 7/21/2020	460,000	464,664
Series MTN, 3.25%, 6/1/2025	370,000	371,791
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (b)	33,000	32,937
3.30%, 3/8/2022	473,000	486,599
3.90%, 4/29/2024	350,000	362,708
4.38%, 8/11/2020	363,000	386,326
5.13%, 2/8/2020	195,000	210,592
6.70%, 6/10/2019	261,000	286,883
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	273,068
Regions Bank:
Series BKNT, 2.25%, 9/14/2018	250,000	250,713
Series BKNT, 7.50%, 5/15/2018	100,000	105,793

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Regions Financial Corp. 3.20%, 2/8/2021	$474,000	$481,864
Royal Bank of Canada:
1.50%, 7/29/2019	625,000	618,062
2.00%, 12/10/2018	853,000	856,037
Series GMTN, 1.50%, 6/7/2018	250,000	249,733
Series GMTN, 1.63%, 4/15/2019	918,000	913,199
Series GMTN, 1.80%, 7/30/2018	667,000	667,960
Series GMTN, 2.13%, 3/2/2020	966,000	967,430
Series GMTN, 2.15%, 3/15/2019	575,000	578,283
Series GMTN, 2.15%, 3/6/2020	488,000	487,932
Series GMTN, 2.20%, 7/27/2018	1,054,000	1,061,252
Series MTN, 2.35%, 10/30/2020	692,000	693,384
Series GMTN, 2.50%, 1/19/2021	495,000	498,218
Series GMTN, 2.75%, 2/1/2022	2,000,000	2,018,780
Series GMTN, 4.65%, 1/27/2026	5,000	5,304
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	1,250,000	1,231,250
4.80%, 4/5/2026	1,100,000	1,126,125
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	250,000	249,007
2.70%, 5/24/2019	550,000	552,662
3.45%, 8/27/2018	462,000	469,808
3.70%, 3/28/2022 (e)	1,750,000	1,757,105
4.50%, 7/17/2025	1,251,000	1,270,766
Santander Issuances SAU 5.18%, 11/19/2025	1,563,000	1,619,143
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	448,000	449,102
2.88%, 8/5/2021	1,150,000	1,136,522
3.13%, 1/8/2021	806,000	810,594
3.57%, 1/10/2023	945,000	946,228
Santander UK PLC:
2.35%, 9/10/2019	300,000	301,110
2.38%, 3/16/2020	519,000	520,095
2.50%, 3/14/2019	525,000	529,168
3.05%, 8/23/2018	549,000	557,691
4.00%, 3/13/2024	227,000	236,566
Series GMTN, 2.00%, 8/24/2018	233,000	233,576
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	505,000	496,965
1.88%, 9/13/2021	450,000	436,005
2.30%, 3/11/2020	750,000	752,655
2.63%, 3/15/2021	500,000	500,780
2.80%, 3/11/2022	1,000,000	1,003,460
Societe Generale SA 2.63%, 10/1/2018	260,000	262,168
Sumitomo Mitsui Banking Corp.:
1.97%, 1/11/2019	500,000	499,680
2.05%, 1/18/2019	250,000	249,835
2.45%, 1/10/2019	158,000	158,976
2.45%, 1/16/2020	1,308,000	1,310,629
2.50%, 7/19/2018	200,000	201,486
3.00%, 1/18/2023	250,000	250,312
3.20%, 7/18/2022	450,000	455,764
3.95%, 1/10/2024	300,000	314,781
Series GMTN, 1.95%, 7/23/2018	525,000	525,268
Series GMTN, 2.25%, 7/11/2019	550,000	550,374
Series GMTN, 2.45%, 10/20/2020	258,000	256,710

Series GMTN, 2.65%, 7/23/2020	350,000	351,516
Series GMTN, 3.40%, 7/11/2024	400,000	405,588
Series GMTN, 3.65%, 7/23/2025	250,000	257,253
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	894,000	869,889
2.44%, 10/19/2021	1,800,000	1,776,708
2.63%, 7/14/2026	1,156,000	1,079,646
2.85%, 1/11/2022	850,000	850,348
2.93%, 3/9/2021	910,000	917,043
3.45%, 1/11/2027	700,000	695,415
3.78%, 3/9/2026	614,000	627,520
SunTrust Bank:
2.25%, 1/31/2020	950,000	951,929
3.30%, 5/15/2026	50,000	48,529
Series BKNT, 2.75%, 5/1/2023	250,000	245,058
SunTrust Banks, Inc.:
2.35%, 11/1/2018	354,000	356,382
2.50%, 5/1/2019	458,000	462,749
2.70%, 1/27/2022	607,000	604,985
2.90%, 3/3/2021	552,000	558,210
SVB Financial Group 3.50%, 1/29/2025	470,000	455,792
Svenska Handelsbanken AB:
2.50%, 1/25/2019	700,000	707,203
Series BKNT, 1.50%, 9/6/2019	600,000	592,428
Series BKNT, 1.88%, 9/7/2021	540,000	523,741
Series BKNT, 2.45%, 3/30/2021	1,165,000	1,161,715
Series GMTN, 2.40%, 10/1/2020	665,000	664,960
Series MTN, 2.25%, 6/17/2019	450,000	452,326
Toronto-Dominion Bank:
1.45%, 8/13/2019	350,000	345,859
1.80%, 7/13/2021	780,000	759,385
Series BKNT, 2.13%, 7/2/2019	754,000	757,483
Series GMTN, 1.45%, 9/6/2018	551,000	549,661
Series GMTN, 1.75%, 7/23/2018	494,000	494,973
Series GMTN, 2.50%, 12/14/2020	600,000	604,614
Series MTN, 1.40%, 4/30/2018	2,878,000	2,874,057
Series MTN, 1.95%, 1/22/2019	901,000	904,730
Series MTN, 2.13%, 4/7/2021	650,000	643,955
Series MTN, 2.25%, 11/5/2019	758,000	762,328
Series MTN, 2.63%, 9/10/2018	884,000	896,128
UBS AG:
Series BKNT, 5.75%, 4/25/2018	200,000	208,394
Series GMTN, 2.35%, 3/26/2020	1,900,000	1,902,679
Series GMTN, 2.38%, 8/14/2019	1,475,000	1,484,248
US Bancorp:
Series MTN, 1.95%, 11/15/2018	587,000	589,906
Series MTN, 2.20%, 4/25/2019	917,000	923,786
Series MTN, 2.35%, 1/29/2021	534,000	534,630
Series MTN, 2.95%, 7/15/2022	678,000	684,197
Series MTN, 3.00%, 3/15/2022	344,000	350,237
Series MTN, 3.10%, 4/27/2026	250,000	245,590
Series MTN, 3.60%, 9/11/2024	200,000	205,614
Series MTN, 3.70%, 1/30/2024	550,000	575,130
Series MTN, 4.13%, 5/24/2021	375,000	400,751
Series V, 2.38%, 7/22/2026	650,000	606,885
Series V, 2.63%, 1/24/2022	570,000	571,847
US Bank NA:
2.00%, 1/24/2020	635,000	637,362

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series BKNT, 1.40%, 4/26/2019	$710,000	$704,625
Series BKNT, 2.13%, 10/28/2019	1,169,000	1,174,798
Series BKNT, 2.80%, 1/27/2025	350,000	343,319
Wells Fargo & Co.:
2.10%, 7/26/2021	3,050,000	2,986,408
2.13%, 4/22/2019	800,000	803,208
2.15%, 1/15/2019	855,000	860,019
2.50%, 3/4/2021	1,500,000	1,495,230
3.00%, 4/22/2026	1,400,000	1,342,404
3.00%, 10/23/2026	3,300,000	3,158,826
3.07%, 1/24/2023	2,000,000	2,009,900
4.13%, 8/15/2023	590,000	616,757
4.48%, 1/16/2024	433,000	461,240
Series GMTN, 2.60%, 7/22/2020	1,456,000	1,469,541
Series M, 3.45%, 2/13/2023	929,000	937,537
Series MTN, 2.55%, 12/7/2020	935,000	939,563
Series MTN, 3.00%, 1/22/2021	739,000	752,265
Series MTN, 3.00%, 2/19/2025	1,387,000	1,352,297
Series MTN, 3.30%, 9/9/2024	1,111,000	1,111,711
Series MTN, 3.50%, 3/8/2022	1,307,000	1,352,954
Series MTN, 3.55%, 9/29/2025	1,874,000	1,884,569
Series MTN, 4.10%, 6/3/2026	1,471,000	1,503,774
Series MTN, 4.60%, 4/1/2021	1,521,000	1,634,147
Series N, 2.15%, 1/30/2020	988,000	988,415
Wells Fargo Bank NA:
1.75%, 5/24/2019	1,165,000	1,161,470
Series MTN, 1.80%, 11/28/2018	1,200,000	1,202,100
Series MTN, 2.15%, 12/6/2019	1,300,000	1,304,238
Westpac Banking Corp.:
1.60%, 8/19/2019	875,000	866,075
1.65%, 5/13/2019	419,000	415,891
1.95%, 11/23/2018	475,000	475,921
2.00%, 8/19/2021	750,000	731,715
2.10%, 5/13/2021	652,000	640,153
2.15%, 3/6/2020	1,000,000	999,480
2.25%, 7/30/2018	404,000	406,630
2.25%, 1/17/2019	252,000	253,462
2.30%, 5/26/2020	664,000	664,299
2.60%, 11/23/2020	775,000	779,720
2.70%, 8/19/2026	490,000	465,735
2.80%, 1/11/2022	650,000	653,757
2.85%, 5/13/2026	847,000	817,186
3.35%, 3/8/2027	1,534,000	1,526,683
4.88%, 11/19/2019	803,000	858,126
Series GMTN, 5 Year US ISDA +2.24%, 4.32%, 11/23/2031 (d)	1,293,000	1,306,990

		505,114,459

BEVERAGES — 3.0%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	2,705,000	2,707,245
2.15%, 2/1/2019	1,141,000	1,147,892
2.63%, 1/17/2023	912,000	899,424
2.65%, 2/1/2021	5,307,000	5,343,937
3.30%, 2/1/2023	3,117,000	3,169,023
3.65%, 2/1/2026	7,427,000	7,498,819
3.70%, 2/1/2024	740,000	763,443
Anheuser-Busch InBev Worldwide, Inc.:
2.20%, 8/1/2018	100,000	100,582

2.50%, 7/15/2022	2,246,000	2,218,779
5.00%, 4/15/2020	676,000	731,385
5.38%, 1/15/2020	1,250,000	1,358,463
6.88%, 11/15/2019	526,000	589,656
7.75%, 1/15/2019	1,415,000	1,556,755
Beam Suntory, Inc. 3.25%, 5/15/2022	250,000	251,633
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	383,449
Coca-Cola Co.:
1.15%, 4/1/2018	777,000	775,446
1.38%, 5/30/2019	525,000	522,491
1.55%, 9/1/2021	500,000	487,245
1.65%, 11/1/2018	768,000	771,149
1.88%, 10/27/2020	455,000	454,072
2.25%, 9/1/2026	651,000	609,486
2.45%, 11/1/2020	1,182,000	1,201,645
2.50%, 4/1/2023	461,000	458,792
2.55%, 6/1/2026	200,000	192,046
2.88%, 10/27/2025	1,082,000	1,071,461
3.15%, 11/15/2020	420,000	438,081
3.20%, 11/1/2023	750,000	772,883
3.30%, 9/1/2021	899,000	938,790
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	250,000	258,595
4.50%, 9/1/2021	225,000	239,710
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	450,000	452,772
3.88%, 11/26/2023	200,000	205,646
Coca-Cola Refreshments USA, Inc. 8.50%, 2/1/2022 (c)	23,000	29,195
Constellation Brands, Inc.:
3.70%, 12/6/2026	250,000	249,515
3.75%, 5/1/2021	250,000	258,112
3.88%, 11/15/2019	200,000	208,157
4.25%, 5/1/2023	486,000	512,127
6.00%, 5/1/2022	300,000	340,443
Diageo Capital PLC:
2.63%, 4/29/2023	583,000	578,552
4.83%, 7/15/2020	475,000	514,159
Diageo Investment Corp. 2.88%, 5/11/2022	423,000	430,559
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	225,000	209,963
3.13%, 12/15/2023	440,000	441,091
3.40%, 11/15/2025	250,000	250,368
6.82%, 5/1/2018	161,000	169,710
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	243,145
Molson Coors Brewing Co.:
1.45%, 7/15/2019	270,000	266,557
1.90%, 3/15/2019 (e)	1,050,000	1,051,197
2.10%, 7/15/2021	575,000	561,280
2.25%, 3/15/2020 (e)	1,150,000	1,151,322
3.00%, 7/15/2026	915,000	869,076
3.50%, 5/1/2022	129,000	133,185
PepsiCo, Inc.:
1.25%, 4/30/2018	25,000	24,990
1.35%, 10/4/2019	650,000	644,391
1.50%, 2/22/2019	475,000	474,658

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.70%, 10/6/2021	$1,195,000	$1,163,404
1.85%, 4/30/2020	100,000	99,927
2.15%, 10/14/2020	100,000	100,550
2.25%, 1/7/2019	767,000	776,104
2.38%, 10/6/2026	405,000	383,413
2.75%, 3/5/2022	341,000	345,958
2.75%, 3/1/2023	199,000	199,603
2.75%, 4/30/2025	150,000	147,457
2.85%, 2/24/2026	301,000	295,964
3.00%, 8/25/2021	370,000	380,464
3.10%, 7/17/2022	100,000	102,684
3.13%, 11/1/2020	651,000	675,425
3.50%, 7/17/2025	180,000	186,604
3.60%, 3/1/2024	854,000	896,205
4.50%, 1/15/2020	1,000,000	1,071,830
5.00%, 6/1/2018	1,789,000	1,863,512

		56,871,651

BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.85%, 8/19/2021	600,000	582,642
2.13%, 5/1/2020	426,000	425,348
2.20%, 5/22/2019	953,000	958,928
2.25%, 8/19/2023	197,000	188,401
2.60%, 8/19/2026	1,050,000	972,983
2.70%, 5/1/2022	126,000	125,883
3.13%, 5/1/2025	475,000	466,630
3.45%, 10/1/2020	200,000	207,948
3.63%, 5/15/2022	415,000	430,816
3.63%, 5/22/2024	738,000	757,210
3.88%, 11/15/2021	778,000	818,588
4.10%, 6/15/2021	1,120,000	1,184,669
5.70%, 2/1/2019	698,000	745,869
6.15%, 6/1/2018	177,000	185,887
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	125,000	133,756
Biogen, Inc.:
2.90%, 9/15/2020	750,000	762,923
3.63%, 9/15/2022	703,000	724,406
4.05%, 9/15/2025	610,000	631,685
Celgene Corp.:
2.13%, 8/15/2018	629,000	631,327
2.25%, 5/15/2019	325,000	326,567
2.88%, 8/15/2020	550,000	558,168
3.25%, 8/15/2022	530,000	537,415
3.55%, 8/15/2022	934,000	961,927
3.63%, 5/15/2024	619,000	627,214
3.88%, 8/15/2025	1,320,000	1,348,340
3.95%, 10/15/2020	200,000	209,968
4.00%, 8/15/2023	225,000	235,129
Gilead Sciences, Inc.:
1.85%, 9/4/2018	242,000	242,702
1.95%, 3/1/2022	260,000	251,672
2.05%, 4/1/2019	450,000	451,481
2.35%, 2/1/2020	257,000	258,755
2.50%, 9/1/2023	395,000	382,253
2.55%, 9/1/2020	860,000	868,652
3.25%, 9/1/2022	476,000	485,991
3.50%, 2/1/2025	948,000	953,328

3.65%, 3/1/2026	881,000	886,964
3.70%, 4/1/2024	1,098,000	1,128,107
4.40%, 12/1/2021	1,252,000	1,341,981
4.50%, 4/1/2021	575,000	617,441

		23,609,954

CHEMICALS — 1.4%
Agrium, Inc.:
3.15%, 10/1/2022	224,000	223,953
3.38%, 3/15/2025	588,000	579,009
3.50%, 6/1/2023	310,000	311,975
6.75%, 1/15/2019	3,000	3,229
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	14,994
3.00%, 11/3/2021	50,000	51,349
3.35%, 7/31/2024	500,000	512,835
4.38%, 8/21/2019	100,000	105,856
Airgas, Inc.:
3.05%, 8/1/2020	100,000	102,252
3.65%, 7/15/2024	300,000	310,881
Albemarle Corp. 4.15%, 12/1/2024	100,000	103,778
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	107,875
Cabot Corp. 3.70%, 7/15/2022	200,000	204,432
Celanese US Holdings LLC:
4.63%, 11/15/2022	230,000	243,585
5.88%, 6/15/2021	190,000	209,953
Cytec Industries, Inc. 3.50%, 4/1/2023	125,000	123,644
Dow Chemical Co.:
3.00%, 11/15/2022	692,000	699,550
3.50%, 10/1/2024	525,000	533,027
4.13%, 11/15/2021	370,000	392,633
4.25%, 11/15/2020	892,000	945,966
5.70%, 5/15/2018	50,000	52,128
8.55%, 5/15/2019	1,410,000	1,598,207
Eastman Chemical Co.:
2.70%, 1/15/2020	490,000	496,713
3.60%, 8/15/2022	434,000	447,654
3.80%, 3/15/2025	350,000	357,059
Ecolab, Inc.:
2.00%, 1/14/2019	325,000	327,246
3.25%, 1/14/2023	400,000	406,796
4.35%, 12/8/2021	745,000	803,803
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	775,000	766,553
3.63%, 1/15/2021	250,000	260,015
4.25%, 4/1/2021	50,000	53,042
4.63%, 1/15/2020	791,000	841,569
5.75%, 3/15/2019	50,000	53,567
6.00%, 7/15/2018	1,120,000	1,180,614
HB Fuller Co. 4.00%, 2/15/2027	775,000	778,790
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	49,507
Lubrizol Corp. 8.88%, 2/1/2019	151,000	169,984
LYB International Finance B.V. 4.00%, 7/15/2023	636,000	663,373
LYB International Finance II B.V. 3.50%, 3/2/2027	318,000	312,219

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

LyondellBasell Industries NV:
5.00%, 4/15/2019	$605,000	$637,228
5.75%, 4/15/2024	10,000	11,422
6.00%, 11/15/2021	700,000	792,386
Methanex Corp. 3.25%, 12/15/2019	100,000	100,625
Monsanto Co.:
2.13%, 7/15/2019	488,000	488,102
2.75%, 7/15/2021	175,000	174,869
2.85%, 4/15/2025	465,000	444,763
3.38%, 7/15/2024	495,000	495,683
5.13%, 4/15/2018	400,000	412,932
Mosaic Co.:
3.75%, 11/15/2021	150,000	154,671
4.25%, 11/15/2023	483,000	500,388
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,075
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	47,614
3.63%, 3/15/2024	452,000	453,537
4.00%, 12/15/2026	750,000	766,958
4.88%, 3/30/2020	195,000	206,799
6.50%, 5/15/2019	150,000	162,421
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	201,654
3.60%, 11/15/2020	200,000	208,984
Praxair, Inc.:
1.25%, 11/7/2018	250,000	248,738
2.20%, 8/15/2022	195,000	190,923
2.25%, 9/24/2020	100,000	100,439
2.45%, 2/15/2022	350,000	348,698
2.65%, 2/5/2025	115,000	112,780
2.70%, 2/21/2023	150,000	149,458
3.00%, 9/1/2021	18,000	18,420
3.20%, 1/30/2026	450,000	457,236
4.05%, 3/15/2021	100,000	106,132
4.50%, 8/15/2019	334,000	354,033
RPM International, Inc.:
3.75%, 3/15/2027	575,000	575,650
6.13%, 10/15/2019	320,000	350,672
Syngenta Finance NV 3.13%, 3/28/2022	476,000	477,661
Valspar Corp. 4.20%, 1/15/2022	90,000	93,845
Westlake Chemical Corp.:
3.60%, 8/15/2026 (e)	575,000	562,873
4.63%, 2/15/2021 (e)	526,000	546,223
4.88%, 5/15/2023 (e)	457,000	475,668

		26,881,175

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	462,000	467,114
3.38%, 9/15/2025	685,000	706,372
Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	10,000	10,488
Block Financial LLC:
4.13%, 10/1/2020	645,000	662,015
5.50%, 11/1/2022	1,034,000	1,099,245

Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	265,900
Catholic Health Initiatives 2.95%, 11/1/2022	420,000	407,093
Ecolab, Inc.:
2.25%, 1/12/2020	15,000	15,073
2.70%, 11/1/2026	530,000	504,057
Equifax, Inc.:
2.30%, 6/1/2021	285,000	280,417
3.30%, 12/15/2022	405,000	410,609
Mastercard, Inc. 3.38%, 4/1/2024	626,000	647,209
Moody’s Corp.:
2.75%, 7/15/2019	427,000	432,278
2.75%, 12/15/2021	375,000	374,756
4.50%, 9/1/2022	257,000	275,615
4.88%, 2/15/2024	250,000	273,078
5.50%, 9/1/2020	17,000	18,615
Princeton University 4.95%, 3/1/2019	227,000	240,938
S&P Global, Inc.:
2.50%, 8/15/2018	75,000	75,408
2.95%, 1/22/2027 (e)	450,000	424,615
3.30%, 8/14/2020	150,000	152,740
4.00%, 6/15/2025	750,000	771,487
4.40%, 2/15/2026	130,000	137,865
Total System Services, Inc.:
2.38%, 6/1/2018	368,000	369,443
3.75%, 6/1/2023	35,000	35,055
3.80%, 4/1/2021	241,000	249,086
4.80%, 4/1/2026	500,000	537,075
Verisk Analytics, Inc.:
4.00%, 6/15/2025	175,000	177,725
4.13%, 9/12/2022	100,000	104,152
5.80%, 5/1/2021	100,000	110,598
Western Union Co.:
3.60%, 3/15/2022	250,000	251,963
3.65%, 8/22/2018	326,000	333,394
5.25%, 4/1/2020	460,000	494,035

		11,315,513

CONSTRUCTION MATERIALS — 0.3%
CRH America, Inc.:
5.75%, 1/15/2021	150,000	165,917
8.13%, 7/15/2018	455,000	489,858
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	100,943
4.00%, 6/15/2025	100,000	103,397
Johnson Controls International PLC:
3.63%, 7/2/2024 (b)	50,000	51,137
3.75%, 12/1/2021	12,000	12,468
3.90%, 2/14/2026	250,000	259,285
4.25%, 3/1/2021	824,000	869,905
5.00%, 3/30/2020	152,000	163,015
Lennox International, Inc. 3.00%, 11/15/2023	375,000	368,693
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	56,713

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Masco Corp.:
3.50%, 4/1/2021	$525,000	$534,187
4.38%, 4/1/2026	435,000	451,856
7.13%, 3/15/2020	195,000	219,253
Owens Corning:
3.40%, 8/15/2026	330,000	318,747
4.20%, 12/15/2022	309,000	321,443
4.20%, 12/1/2024	150,000	154,520
Vulcan Materials Co. 7.50%, 6/15/2021	670,000	784,513

		5,425,850

DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.50%, 5/26/2022	490,000	493,763
3.75%, 5/15/2019	700,000	718,482
3.95%, 2/1/2022	1,645,000	1,688,560
4.25%, 7/1/2020	100,000	104,173
4.50%, 5/15/2021	922,000	966,011
4.63%, 10/30/2020	1,300,000	1,371,669
5.00%, 10/1/2021	725,000	775,649
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	74,000	71,861
4.25%, 2/15/2024	100,000	103,859
Air Lease Corp.:
2.13%, 1/15/2020	350,000	346,762
2.63%, 9/4/2018	521,000	525,085
3.00%, 9/15/2023	350,000	340,773
3.38%, 1/15/2019 (c)	453,000	462,205
3.38%, 6/1/2021	200,000	203,438
3.75%, 2/1/2022	146,000	150,235
3.88%, 4/1/2021	53,000	54,852
4.25%, 9/15/2024	175,000	181,213
4.75%, 3/1/2020	351,000	371,663
American Express Co.:
1.55%, 5/22/2018	380,000	379,278
2.65%, 12/2/2022	631,000	624,728
3.63%, 12/5/2024	1,027,000	1,038,677
8.13%, 5/20/2019	305,000	342,988
American Express Credit Corp.:
2.13%, 7/27/2018	450,000	452,502
2.13%, 3/18/2019	733,000	736,218
Series F, 2.60%, 9/14/2020	742,000	748,604
Series GMTN, 2.25%, 8/15/2019	950,000	956,308
Series MTN, 1.70%, 10/30/2019	679,000	674,084
Series MTN, 1.80%, 7/31/2018	708,000	708,559
Series MTN, 1.88%, 11/5/2018	150,000	150,194
Series MTN, 2.20%, 3/3/2020	998,000	1,000,485
Series MTN, 2.25%, 5/5/2021	846,000	838,081
Series MTN, 2.38%, 5/26/2020	839,000	843,128
Series MTN, 2.70%, 3/3/2022	1,250,000	1,249,187
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	500,000	478,350
3.70%, 10/15/2024	150,000	154,074
4.00%, 10/15/2023	193,000	203,410
5.30%, 3/15/2020	367,000	397,975
7.30%, 6/28/2019	300,000	333,504

Associates Corp. of North America 6.95%, 11/1/2018	30,000	32,231
Bear Stearns Cos. LLC 4.65%, 7/2/2018	294,000	303,793
BlackRock, Inc.:
3.20%, 3/15/2027	416,000	416,882
3.38%, 6/1/2022	307,000	318,853
3.50%, 3/18/2024	395,000	412,368
4.25%, 5/24/2021	588,000	629,483
Series 2, 5.00%, 12/10/2019	503,000	545,302
Brookfield Finance LLC 4.00%, 4/1/2024	900,000	906,336
Brookfield Finance, Inc. 4.25%, 6/2/2026	475,000	476,910
Capital One Bank USA NA:
3.38%, 2/15/2023	850,000	849,583
Series BKNT, 2.15%, 11/21/2018	200,000	200,074
Series BKNT, 2.25%, 2/13/2019	570,000	570,941
Series BKNT, 2.30%, 6/5/2019	200,000	200,548
CBOE Holdings, Inc. 3.65%, 1/12/2027	389,000	390,727
Charles Schwab Corp.:
3.00%, 3/10/2025	160,000	158,082
3.20%, 3/2/2027	650,000	646,321
3.45%, 2/13/2026	60,000	61,291
4.45%, 7/22/2020	575,000	613,870
CME Group, Inc.:
3.00%, 9/15/2022	407,000	415,315
3.00%, 3/15/2025	455,000	454,763
Discover Financial Services:
3.75%, 3/4/2025	40,000	39,300
3.85%, 11/21/2022	387,000	394,256
3.95%, 11/6/2024	220,000	220,275
4.10%, 2/9/2027	660,000	660,000
5.20%, 4/27/2022	275,000	297,000
E*TRADE Financial Corp.:
4.63%, 9/15/2023	100,000	102,349
5.38%, 11/15/2022	72,000	75,373
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	350,623
2.85%, 3/30/2025	230,000	223,654
GE Capital International Funding Co. 2.34%, 11/15/2020	4,229,000	4,244,901
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	920,000	945,024
General Electric Capital Corp.:
Series GMTN, 3.15%, 9/7/2022	618,000	636,892
Series GMTN, 6.00%, 8/7/2019	516,000	566,434
General Electric Co.:
1.63%, 4/2/2018	70,000	70,139
5.30%, 2/11/2021	837,000	927,262
Series GMTN, 2.20%, 1/9/2020	1,895,000	1,914,954
Series GMTN, 2.30%, 1/14/2019	88,000	89,075
Series GMTN, 3.10%, 1/9/2023	537,000	551,290
Series GMTN, 3.45%, 5/15/2024	48,000	49,885
Series GMTN, 4.63%, 1/7/2021	203,000	220,133
Series GMTN, 5.63%, 5/1/2018	1,794,000	1,874,927
Series MTN, 4.65%, 10/17/2021	870,000	955,399

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Genpact Luxembourg Sarl 3.70%, 4/1/2022 (e)	$500,000	$502,830
HSBC Finance Corp. 6.68%, 1/15/2021	1,508,000	1,703,663
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	358,000	362,153
2.75%, 12/1/2020	911,000	925,057
3.75%, 12/1/2025	675,000	698,240
4.00%, 10/15/2023	230,000	243,356
International Lease Finance Corp.:
5.88%, 4/1/2019	100,000	106,774
5.88%, 8/15/2022	450,000	500,791
6.25%, 5/15/2019	100,000	107,494
7.13%, 9/1/2018 (e)	665,000	710,539
8.25%, 12/15/2020	74,000	87,036
8.63%, 1/15/2022	57,000	69,715
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	223,290
3.75%, 1/15/2026	103,000	105,681
4.00%, 1/30/2024	215,000	225,754
Janus Capital Group, Inc. 4.88%, 8/1/2025	250,000	264,998
Jefferies Group LLC:
4.85%, 1/15/2027	555,000	567,299
5.13%, 4/13/2018	508,000	523,408
5.13%, 1/20/2023	652,000	697,888
6.88%, 4/15/2021	319,000	363,220
8.50%, 7/15/2019	270,000	305,551
Lazard Group LLC:
3.63%, 3/1/2027	350,000	341,078
3.75%, 2/13/2025	100,000	99,288
4.25%, 11/14/2020	476,000	500,233
Legg Mason, Inc. 4.75%, 3/15/2026	150,000	157,305
MasterCard, Inc. 2.00%, 4/1/2019	184,000	185,220
Mastercard, Inc.:
2.00%, 11/21/2021	450,000	445,941
2.95%, 11/21/2026	550,000	547,420
Nasdaq, Inc.:
3.85%, 6/30/2026	453,000	451,183
4.25%, 6/1/2024	150,000	155,373
5.55%, 1/15/2020	521,000	563,639
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	160,000	159,478
2.00%, 1/27/2020	50,000	49,758
2.15%, 2/1/2019	400,000	402,004
2.30%, 11/15/2019	100,000	100,732
2.30%, 11/1/2020	180,000	179,284
2.35%, 6/15/2020	90,000	89,800
2.70%, 2/15/2023	250,000	247,108
2.85%, 1/27/2025	3,000	2,951
2.95%, 2/7/2024	1,200,000	1,203,000
3.05%, 2/15/2022	50,000	50,982
10.38%, 11/1/2018	596,000	674,136
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	225,000	230,274
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	600,000	620,436
Series MTN, 1.50%, 11/1/2019	480,000	475,464

Series MTN, 3.25%, 11/1/2025	200,000	201,210
Nomura Holdings, Inc.:
6.70%, 3/4/2020	826,000	918,107
Series GMTN, 2.75%, 3/19/2019	465,000	469,013
Raymond James Financial, Inc. 3.63%, 9/15/2026	250,000	246,688
Stifel Financial Corp.:
3.50%, 12/1/2020	250,000	254,128
4.25%, 7/18/2024	625,000	630,669
Synchrony Financial:
2.60%, 1/15/2019	622,000	626,696
2.70%, 2/3/2020	400,000	401,440
3.00%, 8/15/2019	711,000	721,949
3.70%, 8/4/2026	485,000	469,131
3.75%, 8/15/2021	100,000	102,992
4.25%, 8/15/2024	514,000	525,909
4.50%, 7/23/2025	565,000	580,357
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	666,000	673,133
5.60%, 12/1/2019	249,000	271,236
Visa, Inc.:
2.20%, 12/14/2020	1,591,000	1,596,616
2.80%, 12/14/2022	1,498,000	1,510,628
3.15%, 12/14/2025	1,498,000	1,504,232

		74,184,363

ELECTRIC — 4.5%
AEP Transmission Co. LLC 3.10%, 12/1/2026 (e)	250,000	246,295
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	29,000	30,286
Series 17-A, 2.45%, 3/30/2022	900,000	889,371
Ameren Corp.:
2.70%, 11/15/2020	280,000	281,366
3.65%, 2/15/2026	225,000	226,465
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	149,746
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	125,000	125,338
Appalachian Power Co. 3.40%, 6/1/2025	150,000	150,845
Arizona Public Service Co.:
3.15%, 5/15/2025	175,000	174,974
8.75%, 3/1/2019	4,000	4,502
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	310,000	288,954
3.35%, 7/1/2023	250,000	256,060
Berkshire Hathaway Energy Co.:
2.00%, 11/15/2018	100,000	100,244
2.40%, 2/1/2020	175,000	176,052
3.50%, 2/1/2025 (c)	50,000	51,194
3.75%, 11/15/2023	100,000	104,199
5.75%, 4/1/2018	160,000	166,291
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	967,000	966,255
Black Hills Corp.:
3.95%, 1/15/2026	425,000	433,215
4.25%, 11/30/2023	145,000	151,435

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	$15,000	$14,667
Series AA, 3.00%, 2/1/2027	1,000,000	986,480
Series Z, 2.40%, 9/1/2026	475,000	445,236
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (e)	450,000	444,726
CMS Energy Corp.:
3.00%, 5/15/2026	285,000	273,184
5.05%, 3/15/2022	200,000	218,414
8.75%, 6/15/2019	613,000	698,734
Commonwealth Edison Co.:
2.55%, 6/15/2026	350,000	332,370
3.40%, 9/1/2021	100,000	103,151
4.00%, 8/1/2020	96,000	101,016
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	500,000	504,650
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	74,807
6.65%, 4/1/2019	230,000	251,091
7.13%, 12/1/2018	318,000	345,513
Consolidated Edison, Inc.:
2.00%, 5/15/2021	558,000	546,165
Series A, 2.00%, 3/15/2020	475,000	473,356
Constellation Energy Group, Inc. 5.15%, 12/1/2020	441,000	478,340
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	100,952
3.38%, 8/15/2023	200,000	206,030
5.65%, 4/15/2020	35,000	38,753
6.13%, 3/15/2019	400,000	433,180
Delmarva Power & Light Co. 3.50%, 11/15/2023	283,000	293,117
Dominion Resources, Inc.:
1.90%, 6/15/2018	248,000	247,911
2.50%, 12/1/2019	200,000	201,922
2.96%, 7/1/2019 (b)	125,000	126,708
3.63%, 12/1/2024	490,000	491,725
3.90%, 10/1/2025	352,000	358,132
4.10%, 4/1/2021 (b)	420,000	437,888
4.45%, 3/15/2021	350,000	372,526
5.20%, 8/15/2019	125,000	133,548
6.40%, 6/15/2018	373,000	392,340
Series A, 1.88%, 1/15/2019	1,000,000	998,680
Series B, 1.60%, 8/15/2019	578,000	571,024
Series B, 2.75%, 1/15/2022	400,000	398,304
Series B, 2.75%, 9/15/2022	500,000	492,230
Series C, 2.00%, 8/15/2021	200,000	194,194
Series D, 2.85%, 8/15/2026 (c)	300,000	280,455
DTE Electric Co.:
3.45%, 10/1/2020	232,000	239,751
3.65%, 3/15/2024	175,000	183,662
Series G, 5.60%, 6/15/2018	350,000	365,529
DTE Energy Co.:
1.50%, 10/1/2019	350,000	344,022
2.40%, 12/1/2019	100,000	100,557
2.85%, 10/1/2026	575,000	537,838
3.80%, 3/15/2027	1,620,000	1,647,913

Series B, 3.30%, 6/15/2022	100,000	101,570
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	450,000	443,641
2.95%, 12/1/2026	525,000	517,209
3.90%, 6/15/2021	225,000	237,778
5.10%, 4/15/2018	20,000	20,688
Series C, 7.00%, 11/15/2018	27,000	29,234
Duke Energy Corp.:
1.80%, 9/1/2021	370,000	357,146
2.10%, 6/15/2018	270,000	270,926
2.65%, 9/1/2026	1,074,000	999,658
3.05%, 8/15/2022	331,000	333,880
3.55%, 9/15/2021	275,000	284,884
3.75%, 4/15/2024	429,000	442,007
3.95%, 10/15/2023	273,000	285,634
5.05%, 9/15/2019	645,000	688,234
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	215,704
3.20%, 1/15/2027	475,000	477,655
5.65%, 6/15/2018	361,000	378,288
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	238,230
Duke Energy Indiana LLC 3.75%, 7/15/2020	300,000	314,013
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	52,297
5.45%, 4/1/2019	250,000	266,847
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	60,667
3.25%, 8/15/2025	200,000	202,376
5.30%, 1/15/2019	100,000	106,142
Edison International:
2.13%, 4/15/2020	1,000,000	1,000,850
2.95%, 3/15/2023	350,000	348,527
Emera US Finance L.P.:
2.15%, 6/15/2019	225,000	224,649
2.70%, 6/15/2021	250,000	248,100
3.55%, 6/15/2026	470,000	461,150
Enel Americas SA 4.00%, 10/25/2026	335,000	331,915
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	51,518
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	320,000	326,746
3.70%, 6/1/2024	450,000	468,621
3.75%, 2/15/2021	200,000	208,468
Entergy Corp.:
2.95%, 9/1/2026	506,000	477,634
4.00%, 7/15/2022	150,000	157,029
5.13%, 9/15/2020	380,000	408,743
Entergy Louisiana LLC:
2.40%, 10/1/2026	400,000	373,916
4.05%, 9/1/2023	200,000	209,782
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	489,150
Eversource Energy:
1.45%, 5/1/2018	100,000	99,603
2.80%, 5/1/2023	150,000	147,997
4.50%, 11/15/2019	415,000	438,049

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series H, 3.15%, 1/15/2025	$200,000	$198,748
Series K, 2.75%, 3/15/2022	1,400,000	1,406,412
Exelon Corp.:
2.45%, 4/15/2021	400,000	395,088
2.85%, 6/15/2020	463,000	468,723
3.40%, 4/15/2026	300,000	294,858
3.50%, 6/1/2022 (a)	1,500,000	1,512,000
3.95%, 6/15/2025	689,000	708,003
Exelon Generation Co. LLC:
2.95%, 1/15/2020	991,000	1,003,615
3.40%, 3/15/2022	1,400,000	1,414,714
4.00%, 10/1/2020	185,000	191,928
4.25%, 6/15/2022	121,000	126,467
5.20%, 10/1/2019	65,000	69,388
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	450,000	463,658
Florida Power & Light Co.:
2.75%, 6/1/2023	281,000	282,523
3.13%, 12/1/2025	125,000	126,478
3.25%, 6/1/2024	376,000	386,246
Fortis, Inc.:
2.10%, 10/4/2021 (e)	309,000	298,905
3.06%, 10/4/2026 (e)	750,000	702,817
Georgia Power Co.:
1.95%, 12/1/2018	168,000	168,433
2.00%, 3/30/2020	600,000	598,212
2.40%, 4/1/2021	200,000	199,258
2.85%, 5/15/2022	200,000	200,844
3.25%, 4/1/2026	350,000	341,422
3.25%, 3/30/2027	325,000	316,667
4.25%, 12/1/2019	210,000	221,088
Great Plains Energy, Inc.:
2.50%, 3/9/2020	956,000	960,732
3.15%, 4/1/2022	1,000,000	1,010,680
4.85%, 6/1/2021	300,000	319,359
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	179,975
ITC Holdings Corp.:
3.25%, 6/30/2026	300,000	290,712
3.65%, 6/15/2024	150,000	150,697
Jersey Central Power & Light Co. 7.35%, 2/1/2019	365,000	397,098
Kansas City Power & Light Co.:
3.65%, 8/15/2025	200,000	201,424
Series 09A, 7.15%, 4/1/2019	300,000	329,613
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	310,770
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	301,293
Metropolitan Edison Co. 7.70%, 1/15/2019	40,000	43,444
MidAmerican Energy Co.:
2.40%, 3/15/2019	250,000	252,852
3.50%, 10/15/2024	200,000	207,038
Nevada Power Co.:
6.50%, 8/1/2018	33,000	35,054
7.13%, 3/15/2019	712,000	783,107
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	549,000	547,205

2.30%, 4/1/2019	335,000	336,923
2.40%, 9/15/2019	85,000	85,761
6.00%, 3/1/2019	385,000	412,574
NiSource Finance Corp.:
5.45%, 9/15/2020	211,000	230,290
6.13%, 3/1/2022	426,000	487,080
Northern States Power Co. 2.20%, 8/15/2020	100,000	100,281
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	147,532
NV Energy, Inc. 6.25%, 11/15/2020	537,000	602,901
Oglethorpe Power Corp. 6.10%, 3/15/2019	225,000	242,224
Ohio Power Co.:
6.05%, 5/1/2018	25,000	26,088
Series M, 5.38%, 10/1/2021	450,000	500,193
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	100,000	98,795
4.10%, 6/1/2022	150,000	159,688
6.80%, 9/1/2018	158,000	168,799
7.00%, 9/1/2022	589,000	711,300
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	200,000	196,684
2.95%, 3/1/2026	350,000	341,663
3.25%, 6/15/2023	300,000	305,496
3.30%, 3/15/2027	1,800,000	1,814,598
3.40%, 8/15/2024	475,000	483,417
3.50%, 10/1/2020	53,000	54,842
3.50%, 6/15/2025	150,000	153,309
3.75%, 2/15/2024	300,000	312,849
8.25%, 10/15/2018	458,000	500,608
PacifiCorp:
2.95%, 2/1/2022	300,000	305,397
3.60%, 4/1/2024	165,000	171,011
3.85%, 6/15/2021	451,000	477,023
5.50%, 1/15/2019	32,000	34,050
5.65%, 7/15/2018	27,000	28,345
PECO Energy Co.:
2.38%, 9/15/2022	100,000	98,394
3.15%, 10/15/2025	200,000	200,752
PG&E Corp. 2.40%, 3/1/2019	225,000	226,399
Portland General Electric Co. 6.10%, 4/15/2019	250,000	269,370
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	51,580
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	568,000	546,575
3.40%, 6/1/2023	207,000	208,886
3.50%, 12/1/2022	250,000	255,265
3.95%, 3/15/2024	100,000	102,871
4.20%, 6/15/2022	150,000	157,666
PPL Electric Utilities Corp. 3.00%, 9/15/2021	100,000	102,202
Progress Energy, Inc.:
3.15%, 4/1/2022	240,000	242,477
4.40%, 1/15/2021	125,000	132,534
7.05%, 3/15/2019	206,000	225,051
PSEG Power LLC:
3.00%, 6/15/2021	420,000	422,986

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 4/15/2020	$130,000	$139,364
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	48,885
5.13%, 6/1/2019	200,000	213,404
5.80%, 8/1/2018	400,000	420,984
Public Service Co. of New Hampshire 3.50%, 11/1/2023	50,000	51,696
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	250,000	245,830
Series MTN, 2.25%, 9/15/2026	500,000	465,360
Series MTN, 2.38%, 5/15/2023	125,000	122,169
Series MTN, 3.00%, 5/15/2025	150,000	149,742
Puget Energy, Inc.:
3.65%, 5/15/2025	280,000	277,847
5.63%, 7/15/2022	150,000	165,696
6.00%, 9/1/2021	200,000	222,048
6.50%, 12/15/2020	300,000	334,713
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	525,000	500,230
3.00%, 8/15/2021	100,000	102,349
Series NNN, 3.60%, 9/1/2023	225,000	234,787
SCANA Corp. Series MTN, 4.75%, 5/15/2021	150,000	156,541
Sierra Pacific Power Co. 2.60%, 5/1/2026	537,000	513,512
Southern California Edison Co.:
1.85%, 2/1/2022	328,571	323,301
3.88%, 6/1/2021	512,000	540,431
5.50%, 8/15/2018	350,000	367,987
Series B, 2.40%, 2/1/2022	115,000	114,446
Series C, 3.50%, 10/1/2023	44,000	45,744
Southern Co.:
1.55%, 7/1/2018	140,000	139,446
1.85%, 7/1/2019	557,000	553,903
2.15%, 9/1/2019	100,000	99,857
2.35%, 7/1/2021	671,000	658,264
2.45%, 9/1/2018	117,000	117,929
2.75%, 6/15/2020	235,000	236,730
2.95%, 7/1/2023	539,000	525,768
3.25%, 7/1/2026	143,000	136,052
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	750,000	769,770
Southern Power Co.:
4.15%, 12/1/2025	400,000	413,084
Series 15A, 1.50%, 6/1/2018	372,000	370,527
Series 15B, 2.38%, 6/1/2020	210,000	209,397
Series D, 1.95%, 12/15/2019	595,000	590,942
Series E, 2.50%, 12/15/2021	475,000	465,343
Southwestern Electric Power Co.:
6.45%, 1/15/2019	125,000	134,144
Series K, 2.75%, 10/1/2026	425,000	401,434
TECO Finance, Inc. 5.15%, 3/15/2020	325,000	345,943
TransAlta Corp.:
4.50%, 11/15/2022	225,000	225,281
6.90%, 5/15/2018	328,000	342,350
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	143,378

UIL Holdings Corp. 4.63%, 10/1/2020	200,000	206,976
Union Electric Co.:
3.50%, 4/15/2024	175,000	180,309
6.70%, 2/1/2019	50,000	54,176
Virginia Electric & Power Co.:
2.75%, 3/15/2023	90,000	89,330
2.95%, 1/15/2022	20,000	20,342
3.45%, 2/15/2024	398,000	407,341
5.40%, 4/30/2018	215,000	223,252
Series A, 3.10%, 5/15/2025	375,000	372,202
Series A, 3.15%, 1/15/2026	380,000	378,320
Series A, 3.50%, 3/15/2027	600,000	612,600
Series B, 2.95%, 11/15/2026	160,000	155,595
WEC Energy Group, Inc.:
1.65%, 6/15/2018	138,000	137,792
2.45%, 6/15/2020	249,000	249,839
3.55%, 6/15/2025	400,000	406,508
Westar Energy, Inc. 2.55%, 7/1/2026	433,000	410,575
Wisconsin Electric Power Co. 2.95%, 9/15/2021	125,000	127,615
Xcel Energy, Inc.:
2.40%, 3/15/2021	131,000	130,302
2.60%, 3/15/2022	742,000	738,283
3.30%, 6/1/2025	450,000	449,793
3.35%, 12/1/2026	500,000	499,910
4.70%, 5/15/2020	508,000	538,297

		85,427,275

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	301,000	304,648
2.63%, 2/15/2023	601,000	599,371
3.15%, 6/1/2025	200,000	202,886
4.88%, 10/15/2019	156,000	167,588
5.25%, 10/15/2018	75,000	79,092
Hubbell, Inc. 3.35%, 3/1/2026	375,000	372,919
Legrand France SA 8.50%, 2/15/2025	775,000	999,649

		2,726,153

ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	280,000	267,193
3.20%, 10/1/2022	125,000	125,509
3.88%, 7/15/2023	235,000	243,387
5.00%, 7/15/2020	417,000	449,780
Amphenol Corp.:
2.20%, 4/1/2020 (a)	250,000	250,338
2.55%, 1/30/2019	127,000	128,276
3.13%, 9/15/2021	420,000	426,594
3.20%, 4/1/2024 (a)	750,000	750,877
4.00%, 2/1/2022	157,000	165,128
Arrow Electronics, Inc.:
3.50%, 4/1/2022	55,000	55,162
4.00%, 4/1/2025	100,000	100,587
4.50%, 3/1/2023	100,000	104,102
Avnet, Inc.:
3.75%, 12/1/2021	375,000	379,110
4.63%, 4/15/2026	750,000	757,118
4.88%, 12/1/2022	300,000	313,944

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Corning, Inc.:
1.50%, 5/8/2018	$200,000	$199,536
2.90%, 5/15/2022	100,000	100,394
4.25%, 8/15/2020	15,000	15,863
Flex, Ltd.:
4.63%, 2/15/2020	225,000	236,138
4.75%, 6/15/2025	250,000	261,983
5.00%, 2/15/2023	315,000	336,521
FLIR Systems, Inc. 3.13%, 6/15/2021	150,000	150,798
Fortive Corp.:
2.35%, 6/15/2021 (e)	450,000	444,060
3.15%, 6/15/2026 (e)	625,000	617,369
Honeywell International, Inc.:
1.40%, 10/30/2019	981,000	973,436
1.85%, 11/1/2021	855,000	838,037
2.50%, 11/1/2026	775,000	734,095
4.25%, 3/1/2021	500,000	537,900
Jabil Circuit, Inc. 4.70%, 9/15/2022	627,000	647,377
Keysight Technologies, Inc.:
3.30%, 10/30/2019	265,000	268,917
4.55%, 10/30/2024	380,000	385,590
4.60%, 4/6/2027 (a)	465,000	469,032
Koninklijke Philips NV 3.75%, 3/15/2022	529,000	550,171
PerkinElmer, Inc. 5.00%, 11/15/2021	250,000	270,382
Tech Data Corp.:
3.70%, 2/15/2022	500,000	501,680
4.95%, 2/15/2027	1,700,000	1,716,116
Thermo Fisher Scientific, Inc.:
3.15%, 1/15/2023	550,000	550,918
3.30%, 2/15/2022	310,000	315,744
4.15%, 2/1/2024	666,000	698,101

		16,337,263

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	787,000	795,161
Fluor Corp.:
3.38%, 9/15/2021	465,000	479,196
3.50%, 12/15/2024	195,000	199,427

		1,473,784

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	265,199
3.20%, 3/15/2025	360,000	359,006
3.55%, 6/1/2022	335,000	347,954
3.80%, 5/15/2018	260,000	265,629
4.75%, 5/15/2023	175,000	192,460
5.00%, 3/1/2020	200,000	215,678
5.25%, 11/15/2021	150,000	166,833
5.50%, 9/15/2019	907,000	980,657
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	293,829
2.90%, 9/15/2022	142,000	144,405
3.13%, 3/1/2025	150,000	150,929
3.50%, 5/15/2024	150,000	154,826
4.60%, 3/1/2021	210,000	225,834

4.75%, 6/30/2020	395,000	425,443

		4,188,682

FOOD — 1.4%
Campbell Soup Co.:
2.50%, 8/2/2022	300,000	295,467
3.30%, 3/19/2025	300,000	301,962
4.25%, 4/15/2021	250,000	266,070
Conagra Brands, Inc. 3.20%, 1/25/2023	204,000	204,936
Flowers Foods, Inc.:
3.50%, 10/1/2026	475,000	460,916
4.38%, 4/1/2022 (c)	200,000	214,984
General Mills, Inc.:
2.20%, 10/21/2019	323,000	324,663
3.15%, 12/15/2021	883,000	903,132
3.65%, 2/15/2024	146,000	151,044
5.65%, 2/15/2019	296,000	316,229
Hershey Co.:
2.30%, 8/15/2026	713,000	669,015
3.20%, 8/21/2025	200,000	202,782
4.13%, 12/1/2020	100,000	106,988
Ingredion, Inc. 3.20%, 10/1/2026	300,000	293,145
JM Smucker Co.:
2.50%, 3/15/2020	718,000	724,965
3.00%, 3/15/2022	50,000	50,685
3.50%, 10/15/2021	300,000	311,487
3.50%, 3/15/2025	625,000	633,650
Kellogg Co.:
2.65%, 12/1/2023	525,000	512,747
3.25%, 5/21/2018	50,000	50,868
3.25%, 4/1/2026	300,000	293,334
4.00%, 12/15/2020	818,000	862,949
4.15%, 11/15/2019	165,000	173,410
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	640,000	641,402
2.80%, 7/2/2020	825,000	835,915
3.00%, 6/1/2026	920,000	864,230
3.50%, 6/6/2022	1,136,000	1,161,855
3.50%, 7/15/2022	601,000	613,290
3.95%, 7/15/2025	1,166,000	1,182,312
5.38%, 2/10/2020	494,000	534,429
6.13%, 8/23/2018	452,000	477,746
Kroger Co.:
2.00%, 1/15/2019	250,000	250,410
2.30%, 1/15/2019	170,000	171,056
2.60%, 2/1/2021	190,000	189,595
2.65%, 10/15/2026	450,000	414,706
2.95%, 11/1/2021	350,000	352,453
3.30%, 1/15/2021	250,000	256,183
3.40%, 4/15/2022	577,000	589,307
3.50%, 2/1/2026	54,000	53,873
3.85%, 8/1/2023	25,000	25,887
4.00%, 2/1/2024	11,000	11,425
6.15%, 1/15/2020	613,000	675,538
Series GMTN, 1.50%, 9/30/2019	580,000	571,428
Mondelez International, Inc. 5.38%, 2/10/2020	900,000	971,496

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sysco Corp.:
1.90%, 4/1/2019	$245,000	$245,162
2.50%, 7/15/2021	555,000	553,690
2.60%, 10/1/2020	394,000	397,585
3.30%, 7/15/2026	175,000	171,056
3.75%, 10/1/2025	403,000	410,363
Tyson Foods, Inc.:
2.65%, 8/15/2019	543,000	548,430
3.95%, 8/15/2024	832,000	848,640
4.50%, 6/15/2022	773,000	824,211
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	398,587
2.00%, 7/28/2026	605,000	547,821
2.20%, 3/6/2019	253,000	255,381
4.25%, 2/10/2021	550,000	589,677
4.80%, 2/15/2019	600,000	633,540
Whole Foods Market, Inc. 5.20%, 12/3/2025	350,000	371,339

		25,965,446

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024	350,000	360,651
4.75%, 1/11/2022	105,000	110,096
7.25%, 7/29/2019	400,000	442,036
Domtar Corp. 4.40%, 4/1/2022	50,000	52,179
Fibria Overseas Finance, Ltd.:
5.25%, 5/12/2024	200,000	205,750
5.50%, 1/17/2027	410,000	410,512
Georgia-Pacific LLC 8.00%, 1/15/2024	125,000	160,117
International Paper Co.:
3.00%, 2/15/2027	1,050,000	983,451
3.65%, 6/15/2024	736,000	748,424
4.75%, 2/15/2022	140,000	151,952
7.50%, 8/15/2021	350,000	416,307
7.95%, 6/15/2018	158,000	169,114
Weyerhaeuser Co.:
4.70%, 3/15/2021	300,000	318,117
3.25%, 3/15/2023	31,000	31,021

		4,559,727

GAS — 0.4%
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	168,059
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	490,000	515,328
Series MTN, 6.00%, 5/15/2018	50,000	52,084
Dominion Gas Holdings LLC:
2.50%, 12/15/2019	150,000	151,250
2.80%, 11/15/2020	470,000	475,367
3.60%, 12/15/2024	475,000	479,740
National Fuel Gas Co.:
3.75%, 3/1/2023	227,000	224,941
4.90%, 12/1/2021	400,000	422,144
5.20%, 7/15/2025	300,000	318,381
ONE Gas, Inc. 2.07%, 2/1/2019	220,000	220,554
Sempra Energy:
1.63%, 10/7/2019	847,000	837,149

2.40%, 3/15/2020	205,000	205,443
2.85%, 11/15/2020	155,000	156,638
2.88%, 10/1/2022	57,000	56,549
3.55%, 6/15/2024	25,000	25,273
3.75%, 11/15/2025	100,000	101,771
4.05%, 12/1/2023	83,000	86,639
6.15%, 6/15/2018	220,000	231,436
9.80%, 2/15/2019	450,000	513,000
Southern California Gas Co.:
3.15%, 9/15/2024	248,000	251,601
3.20%, 6/15/2025	150,000	151,905
Series TT, 2.60%, 6/15/2026	350,000	336,385
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	350,000	333,441
3.25%, 6/15/2026	357,000	344,719
3.50%, 9/15/2021	15,000	15,379

		6,675,176

HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.65%, 11/1/2019	712,000	711,836
Snap-on, Inc. 3.25%, 3/1/2027	705,000	711,768
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	550,000	547,668
2.45%, 11/17/2018	268,000	270,517
2.90%, 11/1/2022	178,000	179,399
3.40%, 12/1/2021	492,000	510,509

		2,931,697

HEALTH CARE PRODUCTS — 1.7%
Abbott Laboratories:
2.00%, 9/15/2018	300,000	300,642
2.35%, 11/22/2019	2,161,000	2,167,029
2.80%, 9/15/2020	250,000	252,635
2.90%, 11/30/2021	1,400,000	1,405,628
3.25%, 4/15/2023	276,000	275,964
3.40%, 11/30/2023	800,000	805,680
3.75%, 11/30/2026	1,379,000	1,381,413
3.88%, 9/15/2025	425,000	432,115
Baxter International, Inc.:
1.70%, 8/15/2021	490,000	472,757
2.60%, 8/15/2026	300,000	280,620
Becton Dickinson and Co.:
2.68%, 12/15/2019	640,000	648,832
3.13%, 11/8/2021	350,000	356,727
3.25%, 11/12/2020	281,000	289,289
3.73%, 12/15/2024	841,000	865,078
Boston Scientific Corp.:
2.65%, 10/1/2018	80,000	80,820
2.85%, 5/15/2020	100,000	100,936
3.38%, 5/15/2022	487,000	495,250
3.85%, 5/15/2025	375,000	381,236
4.13%, 10/1/2023	425,000	444,218
6.00%, 1/15/2020	1,103,000	1,208,171
Covidien International Finance SA:
2.95%, 6/15/2023	14,000	13,927
3.20%, 6/15/2022	457,000	466,867
4.20%, 6/15/2020	465,000	494,086
CR Bard, Inc.:
3.00%, 5/15/2026	375,000	361,335
4.40%, 1/15/2021	15,000	16,064

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Danaher Corp.:
1.65%, 9/15/2018	$493,000	$493,069
2.40%, 9/15/2020	455,000	458,440
3.35%, 9/15/2025	155,000	159,094
Edwards Lifesciences Corp. 2.88%, 10/15/2018	270,000	273,553
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	352,711
6.00%, 3/1/2020	435,000	475,686
Medtronic Global Holdings SCA 1.70%, 3/28/2019	1,000,000	1,000,320
Medtronic, Inc.:
1.38%, 4/1/2018	25,000	24,963
2.50%, 3/15/2020	1,661,000	1,683,507
2.75%, 4/1/2023	244,000	242,629
3.13%, 3/15/2022	480,000	490,680
3.15%, 3/15/2022	1,477,000	1,516,731
3.50%, 3/15/2025	1,894,000	1,937,486
3.63%, 3/15/2024	220,000	228,459
4.13%, 3/15/2021	408,000	433,129
4.45%, 3/15/2020	385,000	410,833
5.60%, 3/15/2019	615,000	659,385
Stryker Corp.:
1.30%, 4/1/2018	370,000	368,402
2.00%, 3/8/2019	581,000	582,400
2.63%, 3/15/2021	350,000	351,596
3.38%, 5/15/2024	160,000	162,101
3.38%, 11/1/2025	150,000	150,369
3.50%, 3/15/2026	625,000	631,131
4.38%, 1/15/2020	120,000	127,099
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	61,000	61,237
2.40%, 2/1/2019	364,000	366,890
2.95%, 9/19/2026	200,000	190,232
3.00%, 4/15/2023	599,000	593,597
3.60%, 8/15/2021	584,000	604,849
3.65%, 12/15/2025	150,000	151,912
4.50%, 3/1/2021	700,000	746,732
4.70%, 5/1/2020	300,000	320,475
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	557,000	560,938
3.15%, 4/1/2022	359,000	359,994
3.38%, 11/30/2021	225,000	227,259
3.55%, 4/1/2025	1,460,000	1,442,757

		32,837,964

HEALTH CARE SERVICES — 1.2%
Aetna, Inc.:
1.70%, 6/7/2018	531,000	531,159
2.20%, 3/15/2019	550,000	553,559
2.75%, 11/15/2022	239,000	238,773
2.80%, 6/15/2023	574,000	569,775
3.50%, 11/15/2024	200,000	204,364
Anthem, Inc.:
2.25%, 8/15/2019	400,000	400,504
2.30%, 7/15/2018	38,000	38,193
3.13%, 5/15/2022	1,211,000	1,216,365
3.30%, 1/15/2023	346,000	348,592
3.50%, 8/15/2024	679,000	681,974

3.70%, 8/15/2021	125,000	129,221
4.35%, 8/15/2020	388,000	409,421
7.00%, 2/15/2019	172,000	187,052
Cigna Corp.:
3.25%, 4/15/2025	485,000	478,744
4.00%, 2/15/2022	346,000	363,338
4.50%, 3/15/2021	300,000	319,476
5.13%, 6/15/2020	200,000	216,322
Coventry Health Care, Inc. 5.45%, 6/15/2021	441,000	487,362
Dignity Health 2.64%, 11/1/2019	475,000	476,126
Howard Hughes Medical Institute 3.50%, 9/1/2023	501,000	522,899
Humana, Inc.:
2.63%, 10/1/2019	500,000	504,965
3.15%, 12/1/2022	21,000	21,061
3.85%, 10/1/2024	465,000	474,467
3.95%, 3/15/2027	250,000	256,080
7.20%, 6/15/2018	537,000	570,063
Kaiser Foundation Hospitals 3.50%, 4/1/2022	100,000	103,189
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	150,000	151,231
2.63%, 2/1/2020	415,000	416,199
3.20%, 2/1/2022	243,000	243,906
3.60%, 2/1/2025	575,000	568,646
3.75%, 8/23/2022	208,000	212,740
4.00%, 11/1/2023	25,000	25,543
4.63%, 11/15/2020	52,000	55,345
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	300,000	284,631
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	375,000	376,455
2.70%, 4/1/2019	200,000	202,626
3.45%, 6/1/2026	275,000	270,944
3.50%, 3/30/2025	405,000	403,011
4.70%, 4/1/2021	250,000	268,748
4.75%, 1/30/2020	245,000	261,824
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	400,000	398,412
1.70%, 2/15/2019	1,131,000	1,129,168
1.90%, 7/16/2018	761,000	763,199
2.13%, 3/15/2021	339,000	335,569
2.30%, 12/15/2019	190,000	191,628
2.70%, 7/15/2020	612,000	623,910
2.75%, 2/15/2023	203,000	202,383
2.88%, 12/15/2021	450,000	457,925
2.88%, 3/15/2022	505,000	513,388
2.88%, 3/15/2023	362,000	362,782
3.10%, 3/15/2026	100,000	99,032
3.35%, 7/15/2022	500,000	517,445
3.38%, 11/15/2021	250,000	259,615
3.45%, 1/15/2027	900,000	911,745
3.75%, 7/15/2025	1,049,000	1,094,506
3.88%, 10/15/2020	250,000	264,023
4.70%, 2/15/2021	300,000	324,696

		22,494,319

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

HOLDING COMPANIES-DIVERS — 0.1%
Leucadia National Corp. 5.50%, 10/18/2023	$550,000	$583,000
MUFG Americas Holdings Corp.:
2.25%, 2/10/2020	338,000	337,331
3.00%, 2/10/2025	100,000	96,684
3.50%, 6/18/2022	100,000	102,099

		1,119,114

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.75%, 3/1/2019 (f)	485,000	497,125
4.00%, 2/15/2020	505,000	524,190
NVR, Inc. 3.95%, 9/15/2022	277,000	286,141

		1,307,456

HOME FURNISHINGS — 0.0% (g)
Harman International Industries, Inc. 4.15%, 5/15/2025	150,000	153,024
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	100,294
Whirlpool Corp.:
3.70%, 5/1/2025	250,000	254,770
4.00%, 3/1/2024	250,000	261,077
Series MTN, 4.85%, 6/15/2021	50,000	54,153

		823,318

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	113,000	112,512
Series MTN, 1.50%, 11/1/2018	100,000	100,153
Series MTN, 1.75%, 3/15/2019	462,000	463,765
Series MTN, 1.95%, 2/1/2023	246,000	238,234
Series MTN, 2.10%, 5/1/2023	300,000	291,531
Series MTN, 2.30%, 5/3/2022	380,000	379,160
Series MTN, 2.45%, 11/15/2021	15,000	15,178
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	293,316
1.80%, 2/7/2020	930,000	930,549
3.15%, 3/15/2027	500,000	498,320
Procter & Gamble Co.:
1.60%, 11/15/2018	113,000	113,416
1.70%, 11/3/2021	650,000	637,565
1.85%, 2/2/2021	250,000	248,320
1.90%, 11/1/2019	550,000	553,778
2.30%, 2/6/2022	680,000	683,094
2.45%, 11/3/2026	500,000	478,180
2.70%, 2/2/2026	500,000	488,720
3.10%, 8/15/2023	490,000	505,352

		7,031,143

HOUSEHOLD PRODUCTS & WARES — 0.1%
Clorox Co.:
3.05%, 9/15/2022	9,000	9,165
3.50%, 12/15/2024	125,000	128,755
3.80%, 11/15/2021	250,000	262,375
Kimberly-Clark Corp.:
1.40%, 2/15/2019	405,000	403,473
1.90%, 5/22/2019	246,000	246,950
2.75%, 2/15/2026	50,000	48,709

3.05%, 8/15/2025	50,000	50,021
7.50%, 11/1/2018	404,000	440,667

		1,590,115

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.15%, 10/15/2018	50,000	50,124
2.60%, 3/29/2019	111,000	112,359
2.88%, 12/1/2019	100,000	101,624
3.15%, 4/1/2021	628,000	641,332
3.85%, 4/1/2023	875,000	905,170
3.90%, 11/1/2025	150,000	153,204
4.00%, 12/1/2024	103,000	106,030
4.20%, 4/1/2026	1,257,000	1,309,367
Tupperware Brands Corp. 4.75%, 6/1/2021	350,000	372,851

		3,752,061

INSURANCE — 2.6%
ACE INA Holdings, Inc.:
2.30%, 11/3/2020	577,000	577,796
2.88%, 11/3/2022	816,000	821,802
AEGON Funding Co. LLC 5.75%, 12/15/2020	143,000	157,580
Aflac, Inc.:
2.40%, 3/16/2020	368,000	371,088
3.25%, 3/17/2025	100,000	99,782
3.63%, 6/15/2023	630,000	653,423
3.63%, 11/15/2024	512,000	527,053
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,158
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	199,038
5.50%, 11/15/2020	450,000	484,821
Allstate Corp.:
3.15%, 6/15/2023	41,000	41,662
3.28%, 12/15/2026	750,000	752,063
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	350,000	375,137
American Financial Group, Inc. 3.50%, 8/15/2026	390,000	379,622
American International Group, Inc.:
2.30%, 7/16/2019	1,166,000	1,170,081
3.30%, 3/1/2021	882,000	898,114
3.38%, 8/15/2020	300,000	307,890
3.75%, 7/10/2025	560,000	556,903
3.90%, 4/1/2026	750,000	752,535
4.13%, 2/15/2024	233,000	239,258
4.88%, 6/1/2022	690,000	746,269
6.40%, 12/15/2020	445,000	503,166
Aon Corp. 5.00%, 9/30/2020	307,000	330,780
Aon PLC:
2.80%, 3/15/2021	260,000	261,313
3.50%, 6/14/2024	450,000	451,008
3.88%, 12/15/2025	481,000	489,350
Arch Capital Finance LLC 4.01%, 12/15/2026	500,000	511,510
Assurant, Inc. 4.00%, 3/15/2023	100,000	100,440

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	$125,000	$134,428
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	109,754
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	473,000	472,834
1.30%, 8/15/2019	830,000	821,177
1.70%, 3/15/2019	975,000	976,999
2.00%, 8/15/2018	81,000	81,582
2.90%, 10/15/2020	300,000	309,645
3.00%, 5/15/2022	342,000	350,591
4.25%, 1/15/2021	412,000	442,879
5.40%, 5/15/2018	1,301,000	1,357,841
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	375,000	372,922
2.10%, 8/14/2019	300,000	302,523
2.20%, 3/15/2021	415,000	415,365
3.00%, 2/11/2023	317,000	322,459
3.13%, 3/15/2026	975,000	973,196
3.40%, 1/31/2022	190,000	198,523
3.75%, 8/15/2021	80,000	84,694
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	102,242
Chubb Corp. 5.75%, 5/15/2018	128,000	133,819
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	50,000	49,538
3.15%, 3/15/2025	525,000	526,313
3.35%, 5/15/2024	221,000	225,427
3.35%, 5/3/2026	1,017,000	1,028,573
5.90%, 6/15/2019	378,000	410,671
CNA Financial Corp.:
4.50%, 3/1/2026	750,000	790,942
5.75%, 8/15/2021	100,000	111,094
5.88%, 8/15/2020	162,000	179,196
Enstar Group, Ltd. 4.50%, 3/10/2022	950,000	961,989
Fidelity National Financial, Inc. 5.50%, 9/1/2022	1,230,000	1,296,494
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	225,000	232,695
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	496,000	547,767
5.50%, 3/30/2020	250,000	271,605
3 Month USD LIBOR + 4.60%, 8.13%, 6/15/2068 (d)	100,000	106,900
Series MTN, 6.00%, 1/15/2019	300,000	320,334
Lincoln National Corp.:
3.63%, 12/12/2026	525,000	521,903
4.00%, 9/1/2023	40,000	41,721
4.20%, 3/15/2022	70,000	73,873
4.85%, 6/24/2021	150,000	161,821
6.25%, 2/15/2020	5,000	5,504
Loews Corp.:
2.63%, 5/15/2023	299,000	292,114
3.75%, 4/1/2026	250,000	255,583
Manulife Financial Corp.:
4.15%, 3/4/2026	640,000	674,170
4.90%, 9/17/2020	56,000	60,083

USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (d)	600,000	600,948
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	221,478
2.35%, 3/6/2020	202,000	202,414
2.75%, 1/30/2022	455,000	456,606
3.30%, 3/14/2023	890,000	903,982
3.50%, 6/3/2024	75,000	76,479
3.50%, 3/10/2025	24,000	24,200
3.75%, 3/14/2026	175,000	179,721
4.80%, 7/15/2021	55,000	59,391
Mercury General Corp. 4.40%, 3/15/2027	600,000	601,002
MetLife, Inc.:
3.00%, 3/1/2025	102,000	100,442
3.05%, 12/15/2022	250,000	252,205
3.60%, 4/10/2024	511,000	528,226
3.60%, 11/13/2025	400,000	408,056
4.75%, 2/8/2021	200,000	216,536
7.72%, 2/15/2019	205,000	226,123
Series A, 6.82%, 8/15/2018	724,000	771,784
Series D, 4.37%, 9/15/2023	904,000	970,209
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	106,955
Old Republic International Corp.:
3.88%, 8/26/2026	460,000	453,712
4.88%, 10/1/2024	200,000	212,312
PartnerRe Finance B LLC 5.50%, 6/1/2020	100,000	109,179
Primerica, Inc. 4.75%, 7/15/2022	100,000	106,460
Principal Financial Group, Inc.:
3.10%, 11/15/2026	400,000	388,736
3.30%, 9/15/2022	150,000	152,028
3.40%, 5/15/2025	350,000	348,012
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (d)	150,000	152,698
Progressive Corp. 3.75%, 8/23/2021	150,000	158,196
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	1,000,000	1,045,130
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	177,000	181,183
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	575,000	615,940
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	525,000	569,294
Series D, 7.38%, 6/15/2019	1,001,000	1,116,566
Series MTN, 2.30%, 8/15/2018	163,000	164,064
Series MTN, 2.35%, 8/15/2019	200,000	201,514
Series MTN, 3.50%, 5/15/2024	553,000	569,485
Series MTN, 4.50%, 11/15/2020	100,000	107,083
Series MTN, 4.50%, 11/16/2021	50,000	53,951
Series MTN, 5.38%, 6/21/2020	47,000	51,432
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	199,756
6.45%, 11/15/2019	285,000	314,150
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	48,405

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	$121,000	$148,379
Torchmark Corp. 3.80%, 9/15/2022	75,000	77,150
Travelers Cos., Inc.:
3.90%, 11/1/2020	150,000	158,654
5.80%, 5/15/2018	494,000	516,250
Trinity Acquisition PLC:
3.50%, 9/15/2021	450,000	456,728
4.40%, 3/15/2026	350,000	358,460
Unum Group:
3.00%, 5/15/2021	430,000	430,946
4.00%, 3/15/2024	150,000	152,705
5.63%, 9/15/2020	22,000	24,119
Voya Financial, Inc.:
3.65%, 6/15/2026	550,000	542,756
5.50%, 7/15/2022	5,000	5,489
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	160,348
5.38%, 9/15/2020	10,000	10,885
7.38%, 9/15/2019	150,000	165,862
XLIT, Ltd.:
2.30%, 12/15/2018	210,000	211,123
4.45%, 3/31/2025	300,000	303,135
5.75%, 10/1/2021	400,000	444,432

		48,371,889

INTERNET — 0.8%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,296,000	1,303,491
3.13%, 11/28/2021	600,000	607,044
3.60%, 11/28/2024	1,183,000	1,193,848
Alphabet, Inc.:
2.00%, 8/15/2026	1,000,000	923,490
3.38%, 2/25/2024	591,000	616,933
3.63%, 5/19/2021	505,000	534,992
Amazon.com, Inc.:
2.50%, 11/29/2022	600,000	596,982
2.60%, 12/5/2019	592,000	603,485
3.30%, 12/5/2021	626,000	650,414
3.80%, 12/5/2024	611,000	646,365
Baidu, Inc.:
2.75%, 6/9/2019	950,000	958,654
3.00%, 6/30/2020	250,000	253,585
3.25%, 8/6/2018	475,000	482,177
3.50%, 11/28/2022	256,000	261,353
4.13%, 6/30/2025 (c)	200,000	208,402
eBay, Inc.:
2.20%, 8/1/2019	650,000	652,086
2.60%, 7/15/2022	513,000	505,115
2.88%, 8/1/2021	907,000	914,846
3.25%, 10/15/2020	150,000	154,431
3.45%, 8/1/2024	547,000	547,695
3.80%, 3/9/2022	250,000	259,885
Expedia, Inc.:
4.50%, 8/15/2024	150,000	156,925
5.00%, 2/15/2026	243,000	259,512
5.95%, 8/15/2020	294,000	322,039
7.46%, 8/15/2018	142,000	151,902

JD.com, Inc.:
3.13%, 4/29/2021	500,000	498,110
3.88%, 4/29/2026	350,000	342,153
Priceline Group, Inc.:
3.60%, 6/1/2026	530,000	526,173
3.65%, 3/15/2025	425,000	426,326

		15,558,413

INVESTMENT COMPANY SECURITY — 0.2%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	99,258
Ares Capital Corp.:
3.63%, 1/19/2022	700,000	691,954
3.88%, 1/15/2020	5,000	5,097
4.88%, 11/30/2018	517,000	536,010
FS Investment Corp.:
4.00%, 7/15/2019	250,000	251,828
4.25%, 1/15/2020	450,000	453,762
Prospect Capital Corp. 5.00%, 7/15/2019	811,000	831,251

		2,869,160

IRON/STEEL — 0.3%
Nucor Corp.:
4.00%, 8/1/2023	325,000	343,382
4.13%, 9/15/2022	164,000	175,170
5.85%, 6/1/2018	345,000	360,687
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	205,000	213,637
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (c)	1,000,000	1,017,500
5.63%, 9/15/2019	1,511,000	1,603,549
5.88%, 6/10/2021	250,000	268,125
6.25%, 8/10/2026	1,500,000	1,627,500

		5,609,550

IT SERVICES — 3.3%
Apple, Inc.:
1.00%, 5/3/2018	231,000	230,233
1.10%, 8/2/2019	750,000	740,678
1.55%, 2/8/2019	3,700,000	3,703,885
1.55%, 2/7/2020	780,000	774,852
1.55%, 8/4/2021	675,000	654,196
1.70%, 2/22/2019	525,000	526,743
1.90%, 2/7/2020	1,400,000	1,403,976
2.00%, 5/6/2020	691,000	693,750
2.10%, 5/6/2019	2,010,000	2,031,527
2.15%, 2/9/2022	392,000	387,363
2.25%, 2/23/2021	1,515,000	1,518,909
2.40%, 5/3/2023	1,038,000	1,020,686
2.45%, 8/4/2026	864,000	816,800
2.50%, 2/9/2022	1,350,000	1,355,535
2.50%, 2/9/2025	882,000	852,197
2.70%, 5/13/2022	653,000	661,482
2.85%, 5/6/2021	1,653,000	1,691,664
2.85%, 2/23/2023	920,000	927,838
3.00%, 2/9/2024	1,020,000	1,028,497
3.20%, 5/13/2025	698,000	704,966
3.25%, 2/23/2026	1,627,000	1,641,594
3.35%, 2/9/2027	975,000	986,281

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.45%, 5/6/2024	$1,415,000	$1,464,129
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	276,675
Computer Sciences Corp. 4.45%, 9/15/2022	310,000	326,371
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (e)	2,200,000	2,252,866
4.42%, 6/15/2021 (e)	2,439,000	2,550,218
5.45%, 6/15/2023 (e)	1,994,000	2,145,484
6.02%, 6/15/2026 (e)	2,323,000	2,535,043
Everett Spinco, Inc.:
2.88%, 3/27/2020 (e)	835,000	842,573
4.25%, 4/15/2024 (e)	1,650,000	1,679,634
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	1,796,000	1,817,498
3.60%, 10/15/2020	1,111,000	1,143,636
4.40%, 10/15/2022	720,000	752,141
4.90%, 10/15/2025	1,692,000	1,760,712
HP, Inc.:
3.75%, 12/1/2020	425,000	442,234
4.05%, 9/15/2022	429,000	447,893
4.30%, 6/1/2021	647,000	681,382
4.38%, 9/15/2021	550,000	581,262
4.65%, 12/9/2021	946,000	1,013,611
International Business Machines Corp.:
1.63%, 5/15/2020	622,000	616,794
1.80%, 5/17/2019	500,000	501,855
1.88%, 5/15/2019	553,000	555,986
1.88%, 8/1/2022	671,000	649,313
1.90%, 1/27/2020	850,000	852,457
1.95%, 2/12/2019 (c)	200,000	201,366
2.25%, 2/19/2021	400,000	401,688
2.50%, 1/27/2022	1,250,000	1,258,750
2.88%, 11/9/2022	322,000	326,234
2.90%, 11/1/2021	450,000	460,845
3.30%, 1/27/2027	430,000	432,245
3.38%, 8/1/2023	750,000	777,158
3.45%, 2/19/2026	650,000	664,553
3.63%, 2/12/2024	1,032,000	1,080,132
7.63%, 10/15/2018	733,000	798,713
8.38%, 11/1/2019	350,000	406,955
NetApp, Inc. 3.38%, 6/15/2021	100,000	101,901
Seagate HDD Cayman:
3.75%, 11/15/2018	400,000	410,248
4.25%, 3/1/2022 (e)	1,250,000	1,236,662
4.75%, 6/1/2023	1,261,000	1,266,662
4.75%, 1/1/2025	565,000	553,706
4.88%, 3/1/2024 (e)	2,150,000	2,106,398

		62,727,635

LEISURE TIME — 0.0% (g)
Carnival Corp. 3.95%, 10/15/2020	475,000	499,881
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	278,943

		778,824

LODGING — 0.3%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	125,434

4.85%, 3/15/2026	200,000	213,912
Marriott International, Inc.:
2.30%, 1/15/2022	840,000	820,630
2.88%, 3/1/2021	190,000	191,900
3.00%, 3/1/2019	217,000	220,728
3.38%, 10/15/2020	242,000	248,774
3.75%, 3/15/2025	200,000	202,498
3.75%, 10/1/2025	50,000	50,539
6.75%, 5/15/2018	285,000	300,054
Series N, 3.13%, 10/15/2021	100,000	101,458
Series R, 3.13%, 6/15/2026	475,000	456,978
Wyndham Worldwide Corp.:
3.90%, 3/1/2023	585,000	591,856
4.15%, 4/1/2024	1,450,000	1,465,689
4.25%, 3/1/2022	80,000	83,346
4.50%, 4/1/2027	350,000	353,867
5.10%, 10/1/2025	235,000	249,850

		5,677,513

MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	503,000	484,993
1.93%, 10/1/2021	371,000	360,768
2.40%, 8/9/2026	450,000	422,775
Series GMTN, 1.70%, 6/16/2018	743,000	743,275
Series MTN, 1.35%, 5/18/2019	300,000	296,379
Series MTN, 1.80%, 11/13/2018	274,000	274,652
Series MTN, 1.90%, 3/22/2019	1,150,000	1,150,724
Series MTN, 2.00%, 3/5/2020	245,000	244,035
Series MTN, 2.10%, 6/9/2019	789,000	791,832
Series MTN, 2.10%, 1/10/2020	460,000	459,798
Series MTN, 2.25%, 12/1/2019	82,000	82,466
Series MTN, 2.85%, 6/1/2022	112,000	112,675
Series MTN, 3.75%, 11/24/2023	160,000	168,314
Series MTN, 7.15%, 2/15/2019	1,509,000	1,651,993
Caterpillar, Inc.:
2.60%, 6/26/2022	182,000	181,507
3.40%, 5/15/2024	700,000	719,334
3.90%, 5/27/2021	536,000	566,831
7.90%, 12/15/2018	398,000	437,601

		9,149,952

MACHINERY-DIVERSIFIED — 0.8%
Cummins, Inc. 3.65%, 10/1/2023	352,000	368,727
Deere & Co.:
2.60%, 6/8/2022	390,000	389,789
4.38%, 10/16/2019	282,000	299,100
Flowserve Corp. 3.50%, 9/15/2022	479,000	483,167
John Deere Capital Corp.:
1.70%, 1/15/2020	186,000	184,547
2.25%, 4/17/2019	166,000	167,602
2.55%, 1/8/2021	400,000	402,668
2.80%, 1/27/2023	110,000	109,934
Series 0014, 2.45%, 9/11/2020	150,000	151,167
Series MTN, 1.25%, 10/9/2019	630,000	620,229
Series MTN, 1.60%, 7/13/2018	312,000	312,091
Series MTN, 1.65%, 10/15/2018	470,000	469,934
Series MTN, 1.75%, 8/10/2018	100,000	100,219
Series MTN, 1.95%, 12/13/2018	375,000	376,702
Series MTN, 1.95%, 1/8/2019	241,000	242,142

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 1.95%, 3/4/2019	$100,000	$100,424
Series MTN, 2.05%, 3/10/2020	226,000	225,846
Series MTN, 2.20%, 3/13/2020	2,200,000	2,210,824
Series MTN, 2.30%, 9/16/2019	611,000	616,994
Series MTN, 2.38%, 7/14/2020	150,000	150,935
Series MTN, 2.65%, 1/6/2022	1,000,000	1,003,210
Series MTN, 2.65%, 6/10/2026	350,000	337,218
Series MTN, 2.75%, 3/15/2022	160,000	161,107
Series MTN, 2.80%, 3/4/2021	200,000	203,128
Series MTN, 2.80%, 3/6/2023	898,000	899,886
Series MTN, 3.15%, 10/15/2021	100,000	102,588
Series MTN, 3.40%, 9/11/2025	250,000	257,015
Series MTN, 3.90%, 7/12/2021	150,000	158,705
Series MTN, 5.35%, 4/3/2018	140,000	145,319
Series MTN, 5.75%, 9/10/2018	188,000	198,964
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	320,303
2.88%, 3/1/2025	25,000	24,622
Roper Technologies, Inc.:
2.05%, 10/1/2018	347,000	347,926
2.80%, 12/15/2021	675,000	675,513
3.00%, 12/15/2020	300,000	305,340
3.13%, 11/15/2022	503,000	506,461
3.80%, 12/15/2026	285,000	286,810
3.85%, 12/15/2025	75,000	76,100
6.25%, 9/1/2019	18,000	19,689
Wabtec Corp. 3.45%, 11/15/2026 (e)	550,000	534,457
Xylem, Inc.:
3.25%, 11/1/2026	630,000	620,878
4.88%, 10/1/2021	65,000	70,472

		15,238,752

MEDIA — 2.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	729,000	728,665
3.70%, 9/15/2024	928,000	946,625
3.70%, 10/15/2025	140,000	141,883
4.00%, 10/1/2023	275,000	287,017
4.50%, 2/15/2021	205,000	218,481
6.90%, 3/1/2019	280,000	304,494
Series WI, 3.38%, 11/15/2026 (a)	650,000	636,628
CBS Corp.:
2.30%, 8/15/2019	370,000	371,206
3.38%, 3/1/2022	478,000	487,579
3.50%, 1/15/2025	260,000	258,487
3.70%, 8/15/2024	371,000	375,107
4.00%, 1/15/2026	400,000	409,144
4.30%, 2/15/2021	100,000	105,715
4.63%, 5/15/2018	393,000	404,935
5.75%, 4/15/2020	495,000	543,064
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	1,254,000	1,288,861
4.46%, 7/23/2022	1,439,000	1,516,346
4.91%, 7/23/2025	2,366,000	2,499,087
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	589,000	787,481

Comcast Corp.:
1.63%, 1/15/2022	559,000	536,774
2.75%, 3/1/2023	480,000	478,685
2.85%, 1/15/2023	440,000	441,021
3.00%, 2/1/2024	825,000	823,102
3.13%, 7/15/2022	571,000	583,020
3.15%, 3/1/2026	1,080,000	1,062,320
3.38%, 2/15/2025	578,000	584,098
3.38%, 8/15/2025	908,000	916,490
3.60%, 3/1/2024	195,000	200,910
5.15%, 3/1/2020	999,000	1,087,082
5.70%, 5/15/2018	1,121,000	1,172,869
5.70%, 7/1/2019	463,000	501,758
Discovery Communications LLC:
3.25%, 4/1/2023	157,000	153,306
3.30%, 5/15/2022	381,000	379,190
3.45%, 3/15/2025	50,000	47,352
3.80%, 3/13/2024	1,250,000	1,242,513
4.38%, 6/15/2021	250,000	262,597
4.90%, 3/11/2026	1,550,000	1,611,923
5.63%, 8/15/2019	71,000	76,550
Grupo Televisa SAB:
6.00%, 5/15/2018	300,000	313,065
6.63%, 3/18/2025 (c)	200,000	232,672
Historic TW, Inc.:
6.88%, 6/15/2018	220,000	233,350
9.15%, 2/1/2023	324,000	414,782
NBCUniversal Media LLC:
2.88%, 1/15/2023	561,000	561,499
4.38%, 4/1/2021	1,295,000	1,390,972
5.15%, 4/30/2020	1,692,000	1,846,497
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	221,259
8.63%, 1/15/2019	480,000	532,445
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	115,000	116,334
2.80%, 6/15/2020	280,000	282,366
3.90%, 11/15/2024	650,000	658,268
3.95%, 6/15/2025	100,000	101,073
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	92,684
Thomson Reuters Corp.:
3.35%, 5/15/2026	430,000	418,532
3.85%, 9/29/2024	150,000	153,267
3.95%, 9/30/2021	200,000	207,974
4.30%, 11/23/2023	205,000	215,471
6.50%, 7/15/2018	440,000	465,344
Time Warner Cable LLC:
4.13%, 2/15/2021	351,000	365,040
4.00%, 9/1/2021	725,000	750,375
5.00%, 2/1/2020	800,000	851,000
6.75%, 7/1/2018	1,245,000	1,316,587
8.25%, 4/1/2019	987,000	1,100,505
8.75%, 2/14/2019	200,000	223,250
Time Warner Cos., Inc. 7.57%, 2/1/2024	249,000	306,347
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	910,000	1,135,225

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Time Warner, Inc.:
2.10%, 6/1/2019	$481,000	$481,688
2.95%, 7/15/2026	155,000	144,288
3.40%, 6/15/2022	190,000	193,034
3.55%, 6/1/2024	455,000	455,915
3.60%, 7/15/2025	1,708,000	1,688,819
4.00%, 1/15/2022	250,000	261,540
4.05%, 12/15/2023	5,000	5,182
4.70%, 1/15/2021	1,154,000	1,236,488
4.75%, 3/29/2021	649,000	696,948
4.88%, 3/15/2020	724,000	776,164
Viacom, Inc.:
2.25%, 2/4/2022	250,000	239,649
2.75%, 12/15/2019	200,000	201,530
3.13%, 6/15/2022	375,000	370,361
3.25%, 3/15/2023	100,000	97,751
3.45%, 10/4/2026	625,000	594,506
3.88%, 12/15/2021	120,000	124,285
3.88%, 4/1/2024	276,000	276,196
4.25%, 9/1/2023	707,000	728,019
4.50%, 3/1/2021	357,000	375,660
Walt Disney Co.:
1.65%, 1/8/2019	175,000	175,303
2.30%, 2/12/2021	200,000	201,398
2.75%, 8/16/2021	259,000	264,139
3.00%, 2/13/2026	702,000	700,378
Series GMTN, 1.50%, 9/17/2018	207,000	207,168
Series GMTN, 1.85%, 5/30/2019	485,000	486,761
Series GMTN, 2.15%, 9/17/2020	250,000	251,135
Series GMTN, 3.15%, 9/17/2025	250,000	254,357
Series MTN, 0.88%, 7/12/2019	362,000	355,339
Series MTN, 1.85%, 7/30/2026	798,000	720,778
Series MTN, 1.95%, 3/4/2020	465,000	466,316
Series MTN, 2.35%, 12/1/2022	326,000	323,610
Series MTN, 2.45%, 3/4/2022	405,000	405,960
Series MTN, 2.55%, 2/15/2022	250,000	251,563
Series MTN, 3.75%, 6/1/2021	207,000	219,339
Series MTN, 5.50%, 3/15/2019	775,000	831,986

		54,042,101

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	250,000	251,302
2.50%, 1/15/2023	242,000	238,607
3.25%, 6/15/2025	386,000	388,934
Timken Co. 3.88%, 9/1/2024	105,000	103,416

		982,259

MINING — 0.4%
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	262,222
4.10%, 5/1/2023	237,000	253,102
Barrick North America Finance LLC 4.40%, 5/30/2021	359,000	383,861
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	184,000	187,005
3.85%, 9/30/2023 (c)	909,000	964,276
Goldcorp, Inc.:
3.63%, 6/9/2021	400,000	411,204
3.70%, 3/15/2023	500,000	509,870

Newmont Mining Corp.:
3.50%, 3/15/2022	918,000	945,136
5.13%, 10/1/2019	300,000	320,442
Rio Tinto Finance USA PLC:
2.88%, 8/21/2022	151,000	151,821
3.50%, 3/22/2022	613,000	636,974
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	199,000	206,821
3.75%, 9/20/2021	139,000	145,740
3.75%, 6/15/2025	550,000	569,916
4.13%, 5/20/2021	166,000	176,246
9.00%, 5/1/2019	1,100,000	1,254,429
Southern Copper Corp.:
3.50%, 11/8/2022	189,000	190,085
3.88%, 4/23/2025	120,000	120,780
5.38%, 4/16/2020	125,000	135,385

		7,825,315

MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
Series MTN, 1.38%, 8/7/2018	475,000	475,119
Series MTN, 1.63%, 6/15/2019	276,000	276,502
Series MTN, 1.63%, 9/19/2021	250,000	244,068
Series MTN, 2.00%, 8/7/2020	100,000	100,414
Series MTN, 2.00%, 6/26/2022	462,000	454,201
Series MTN, 2.25%, 9/19/2026	500,000	467,785
Series MTN, 3.00%, 8/7/2025	201,000	202,564
Carlisle Cos., Inc. 3.75%, 11/15/2022	50,000	50,337
Dover Corp. 4.30%, 3/1/2021	300,000	318,663
Eaton Corp.:
2.75%, 11/2/2022	912,000	905,908
5.60%, 5/15/2018	250,000	260,322
6.95%, 3/20/2019	150,000	164,040
General Electric Co.:
2.70%, 10/9/2022	1,525,000	1,535,553
3.38%, 3/11/2024	216,000	224,443
Series GMTN, 5.50%, 1/8/2020	230,000	251,956
Series MTN, 4.38%, 9/16/2020	962,000	1,034,063
Series MTN, 5.55%, 5/4/2020	72,000	79,566
Hexcel Corp.:
3.95%, 2/15/2027	925,000	932,354
4.70%, 8/15/2025	50,000	52,881
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	176,257
2.65%, 11/15/2026	903,000	870,266
3.38%, 9/15/2021	445,000	463,988
3.50%, 3/1/2024	102,000	105,872
6.25%, 4/1/2019	250,000	272,508
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	203,270
4.25%, 6/15/2023	550,000	585,877
6.88%, 8/15/2018	512,000	546,831
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	68,000	68,982
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (e)	300,000	298,494
Series MTN, 3.30%, 11/21/2024	196,000	199,714

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.50%, 9/15/2022	$140,000	$145,538
Pentair Finance SA:
2.90%, 9/15/2018	175,000	176,825
3.15%, 9/15/2022	275,000	272,566
3.63%, 9/15/2020	125,000	128,499
5.00%, 5/15/2021	165,000	176,944
Textron, Inc. 3.65%, 3/15/2027	450,000	446,625
Trinity Industries, Inc. 4.55%, 10/1/2024	200,000	199,500
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,329
3.50%, 2/3/2022	122,000	125,526
3.70%, 2/15/2026	500,000	511,175

		14,046,325

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	1,150,000	1,129,622
4.63%, 3/15/2024 (c)	222,000	219,185
4.75%, 5/15/2018	100,000	102,546
6.25%, 3/15/2019	135,000	142,737
Xerox Corp.:
2.75%, 3/15/2019	250,000	250,913
2.75%, 9/1/2020	160,000	158,389
2.80%, 5/15/2020	300,000	298,932
3.50%, 8/20/2020	200,000	203,068
3.80%, 5/15/2024	20,000	19,765
4.50%, 5/15/2021	480,000	500,395
5.63%, 12/15/2019	500,000	535,550
6.35%, 5/15/2018	557,000	581,402

		4,142,504

OIL & GAS — 5.0%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	545,000	531,228
4.85%, 3/15/2021	560,000	599,530
5.55%, 3/15/2026 (c)	939,000	1,041,558
6.95%, 6/15/2019	155,000	169,866
8.70%, 3/15/2019	157,000	176,050
Apache Corp.:
2.63%, 1/15/2023	295,000	284,076
3.25%, 4/15/2022	664,000	667,041
3.63%, 2/1/2021	340,000	350,431
6.90%, 9/15/2018	150,000	160,300
BP Capital Markets PLC:
1.38%, 5/10/2018	15,000	14,956
1.68%, 5/3/2019	485,000	482,478
2.24%, 5/10/2019	278,000	279,459
2.24%, 9/26/2018	496,000	499,437
2.32%, 2/13/2020	2,375,000	2,386,163
2.50%, 11/6/2022	698,000	683,796
2.52%, 1/15/2020	439,000	444,448
2.75%, 5/10/2023	767,000	752,849
3.02%, 1/16/2027	300,000	288,018
3.06%, 3/17/2022	580,000	587,262
3.12%, 5/4/2026	714,000	698,770
3.22%, 11/28/2023	550,000	551,969
3.22%, 4/14/2024	1,915,000	1,916,723
3.25%, 5/6/2022	1,073,000	1,095,147
3.51%, 3/17/2025	357,000	358,974

3.54%, 11/4/2024	445,000	450,037
3.56%, 11/1/2021	582,000	605,990
3.81%, 2/10/2024	585,000	605,984
3.99%, 9/26/2023	219,000	229,805
4.50%, 10/1/2020	772,000	827,491
4.74%, 3/11/2021	615,000	667,337
4.75%, 3/10/2019	375,000	395,055
British Transco Finance, Inc. 6.63%, 6/1/2018	475,000	500,774
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	386,000	391,910
3.80%, 4/15/2024	186,000	187,012
3.90%, 2/1/2025	215,000	216,524
Cenovus Energy, Inc.:
3.00%, 8/15/2022	540,000	531,900
5.70%, 10/15/2019	745,000	802,737
Chevron Corp.:
1.56%, 5/16/2019	550,000	548,025
1.69%, 2/28/2019	1,150,000	1,152,346
1.72%, 6/24/2018	1,198,000	1,201,127
1.79%, 11/16/2018	840,000	842,444
1.96%, 3/3/2020	975,000	974,347
1.99%, 3/3/2020	312,000	312,724
2.10%, 5/16/2021	600,000	594,786
2.19%, 11/15/2019	250,000	252,255
2.36%, 12/5/2022	881,000	870,067
2.41%, 3/3/2022	9,000	8,974
2.42%, 11/17/2020	500,000	504,585
2.43%, 6/24/2020	400,000	404,420
2.50%, 3/3/2022	850,000	852,244
2.57%, 5/16/2023	402,000	398,193
2.90%, 3/3/2024	1,300,000	1,303,991
2.95%, 5/16/2026	1,000,000	987,410
3.19%, 6/24/2023	1,194,000	1,222,955
3.33%, 11/17/2025	530,000	539,779
4.95%, 3/3/2019	860,000	912,357
Cimarex Energy Co.:
4.38%, 6/1/2024	425,000	441,686
5.88%, 5/1/2022	375,000	385,376
ConocoPhillips 6.00%, 1/15/2020	1,968,000	2,173,066
ConocoPhillips Co.:
2.20%, 5/15/2020	22,000	22,077
2.40%, 12/15/2022	486,000	475,984
2.88%, 11/15/2021	690,000	697,769
3.35%, 11/15/2024	400,000	402,708
3.35%, 5/15/2025	260,000	259,912
4.20%, 3/15/2021	733,000	781,349
4.95%, 3/15/2026	664,000	737,917
5.20%, 5/15/2018	219,000	227,366
5.75%, 2/1/2019	1,099,000	1,175,875
Devon Energy Corp.:
3.25%, 5/15/2022	634,000	627,660
4.00%, 7/15/2021	50,000	51,625
5.85%, 12/15/2025	415,000	474,656
Encana Corp.:
3.90%, 11/15/2021	585,000	596,334
6.50%, 5/15/2019	5,000	5,397
EOG Resources, Inc.:
2.45%, 4/1/2020	253,000	254,245

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.63%, 3/15/2023	$595,000	$580,541
3.15%, 4/1/2025	100,000	97,546
4.10%, 2/1/2021	300,000	316,164
4.15%, 1/15/2026	525,000	548,468
4.40%, 6/1/2020	250,000	264,517
5.63%, 6/1/2019	500,000	537,525
EQT Corp.:
4.88%, 11/15/2021	895,000	958,876
6.50%, 4/1/2018	42,000	43,798
8.13%, 6/1/2019	200,000	223,408
Exxon Mobil Corp.:
1.71%, 3/1/2019	550,000	550,946
1.82%, 3/15/2019	921,000	924,288
1.91%, 3/6/2020	363,000	363,232
2.22%, 3/1/2021	1,477,000	1,478,773
2.40%, 3/6/2022	770,000	769,484
2.71%, 3/6/2025	462,000	453,134
2.73%, 3/1/2023	591,000	592,572
3.04%, 3/1/2026	1,437,000	1,436,540
3.18%, 3/15/2024	674,000	687,493
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	51,958
Hess Corp.:
3.50%, 7/15/2024	80,000	76,800
8.13%, 2/15/2019	300,000	329,250
HollyFrontier Corp. 5.88%, 4/1/2026	775,000	823,314
Husky Energy, Inc.:
3.95%, 4/15/2022	154,000	159,509
4.00%, 4/15/2024	600,000	609,570
7.25%, 12/15/2019	295,000	332,365
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	117,986
Marathon Oil Corp.:
2.70%, 6/1/2020	236,000	233,345
2.80%, 11/1/2022 (c)	645,000	619,200
3.85%, 6/1/2025	357,000	350,752
Marathon Petroleum Corp.:
2.70%, 12/14/2018	220,000	222,121
3.40%, 12/15/2020	250,000	255,845
3.63%, 9/15/2024	550,000	542,867
5.13%, 3/1/2021	683,000	737,831
Nabors Industries, Inc.:
4.63%, 9/15/2021	400,000	405,000
5.00%, 9/15/2020	145,000	150,075
5.10%, 9/15/2023	115,000	116,150
5.50%, 1/15/2023 (e)	330,000	338,250
9.25%, 1/15/2019	474,000	524,363
Noble Energy, Inc.:
3.90%, 11/15/2024	50,000	50,667
4.15%, 12/15/2021	590,000	618,515
5.63%, 5/1/2021	104,000	107,119
8.25%, 3/1/2019	944,000	1,050,021
Occidental Petroleum Corp.:
2.60%, 4/15/2022	350,000	348,765
2.70%, 2/15/2023	252,000	249,054
3.13%, 2/15/2022	245,000	249,716
3.40%, 4/15/2026	750,000	748,125
3.50%, 6/15/2025	150,000	151,329
Series 1, 4.10%, 2/1/2021	1,215,000	1,285,689
Petro-Canada 6.05%, 5/15/2018	390,000	407,593

Phillips 66 4.30%, 4/1/2022	1,140,000	1,208,548
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	350,000	359,219
3.95%, 7/15/2022	611,000	635,452
6.88%, 5/1/2018	200,000	210,126
7.50%, 1/15/2020	314,000	355,454
Sasol Financing International, Ltd. 4.50%, 11/14/2022	165,000	166,706
Shell International Finance B.V.:
1.38%, 5/10/2019	958,000	949,435
1.38%, 9/12/2019	500,000	493,870
1.63%, 11/10/2018	763,000	761,810
1.75%, 9/12/2021	777,000	755,205
1.88%, 5/10/2021	941,000	921,173
1.90%, 8/10/2018	958,000	962,072
2.00%, 11/15/2018	605,000	607,553
2.13%, 5/11/2020	1,087,000	1,088,076
2.25%, 11/10/2020	798,000	800,418
2.25%, 1/6/2023	225,000	218,882
2.38%, 8/21/2022	592,000	581,368
2.50%, 9/12/2026	500,000	469,640
2.88%, 5/10/2026	900,000	874,548
3.25%, 5/11/2025	1,359,000	1,368,105
3.40%, 8/12/2023	600,000	616,866
4.30%, 9/22/2019	1,176,000	1,243,820
4.38%, 3/25/2020	781,000	832,569
Suncor Energy, Inc.:
3.60%, 12/1/2024	600,000	606,270
6.10%, 6/1/2018	590,000	619,606
Total Capital Canada, Ltd. 2.75%, 7/15/2023	413,000	408,515
Total Capital International SA:
2.10%, 6/19/2019	500,000	502,385
2.13%, 1/10/2019	818,000	823,063
2.70%, 1/25/2023	271,000	268,504
2.75%, 6/19/2021	350,000	354,109
2.88%, 2/17/2022	645,000	651,218
3.70%, 1/15/2024	656,000	681,309
3.75%, 4/10/2024	700,000	728,917
Total Capital SA:
2.13%, 8/10/2018	566,000	569,962
4.13%, 1/28/2021	255,000	270,833
4.25%, 12/15/2021	100,000	107,467
4.45%, 6/24/2020	800,000	856,976
Valero Energy Corp.:
3.40%, 9/15/2026	575,000	548,504
3.65%, 3/15/2025	400,000	396,528
6.13%, 2/1/2020	666,000	733,093
9.38%, 3/15/2019	225,000	255,510
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	366,443
6.50%, 12/15/2018	250,000	270,015

		94,697,707

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc.:
3.20%, 8/15/2021	329,000	336,004
7.50%, 11/15/2018	373,000	405,716

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Halliburton Co.:
2.00%, 8/1/2018	$100,000	$100,143
3.25%, 11/15/2021	427,000	436,727
3.50%, 8/1/2023	572,000	581,747
3.80%, 11/15/2025	1,008,000	1,021,628
National Oilwell Varco, Inc. 2.60%, 12/1/2022	908,000	867,385
Oceaneering International, Inc. 4.65%, 11/15/2024	400,000	401,516
Schlumberger Investment SA 3.65%, 12/1/2023	807,000	840,765
TechnipFMC PLC 3.45%, 10/1/2022 (e)	248,000	245,906

		5,237,537

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc.:
3.10%, 9/15/2026	350,000	337,382
4.50%, 10/15/2021	400,000	425,768
Packaging Corp. of America:
3.65%, 9/15/2024	600,000	604,830
4.50%, 11/1/2023	58,000	61,691
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	56,458
4.00%, 3/1/2023	280,000	288,831
4.90%, 3/1/2022	505,000	546,476

		2,321,436

PHARMACEUTICALS — 5.2%
Abbott Laboratories:
2.00%, 3/15/2020	202,000	200,370
2.55%, 3/15/2022	250,000	245,737
2.95%, 3/15/2025	574,000	547,745
4.13%, 5/27/2020	400,000	420,772
5.13%, 4/1/2019	422,000	446,738
AbbVie, Inc.:
1.80%, 5/14/2018	2,656,000	2,658,470
2.00%, 11/6/2018	604,000	605,746
2.30%, 5/14/2021	1,050,000	1,037,967
2.50%, 5/14/2020	2,005,000	2,019,175
2.85%, 5/14/2023	557,000	546,506
2.90%, 11/6/2022	1,616,000	1,609,488
3.20%, 11/6/2022	422,000	425,929
3.20%, 5/14/2026	1,155,000	1,109,655
3.60%, 5/14/2025	1,507,000	1,504,649
Actavis Funding SCS:
2.45%, 6/15/2019	297,000	298,681
3.00%, 3/12/2020	2,545,000	2,586,967
3.45%, 3/15/2022	1,670,000	1,704,368
3.80%, 3/15/2025	1,955,000	1,973,494
3.85%, 6/15/2024	620,000	632,530
Actavis, Inc. 3.25%, 10/1/2022	901,000	907,082
Allergan, Inc.:
2.80%, 3/15/2023	405,000	396,815
3.38%, 9/15/2020	100,000	102,580
AmerisourceBergen Corp.:
3.25%, 3/1/2025	188,000	189,169
3.40%, 5/15/2024	150,000	152,499
3.50%, 11/15/2021	170,000	175,477
4.88%, 11/15/2019	250,000	266,542

AstraZeneca PLC:
1.75%, 11/16/2018	1,290,000	1,290,942
1.95%, 9/18/2019	867,000	866,055
2.38%, 11/16/2020	742,000	742,646
3.38%, 11/16/2025	620,000	623,844
Baxalta, Inc.:
2.00%, 6/22/2018	85,000	85,094
2.88%, 6/23/2020	610,000	618,534
3.60%, 6/23/2022	200,000	204,334
4.00%, 6/23/2025	770,000	784,006
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	1,250,000	1,247,637
1.75%, 3/1/2019	200,000	199,954
2.00%, 8/1/2022	386,000	373,517
3.25%, 11/1/2023	435,000	446,214
3.25%, 2/27/2027	500,000	498,465
7.15%, 6/15/2023	186,000	227,815
Cardinal Health, Inc.:
1.95%, 6/15/2018	253,000	253,718
2.40%, 11/15/2019	3,015,000	3,033,392
3.20%, 3/15/2023	165,000	166,658
3.50%, 11/15/2024	100,000	101,459
4.63%, 12/15/2020	70,000	75,270
Eli Lilly & Co.:
1.95%, 3/15/2019	484,000	486,585
2.75%, 6/1/2025	200,000	197,622
Express Scripts Holding Co.:
2.25%, 6/15/2019	600,000	600,276
3.00%, 7/15/2023	600,000	582,534
3.30%, 2/25/2021	155,000	157,936
3.50%, 6/15/2024	170,000	167,472
3.90%, 2/15/2022	802,000	832,035
4.50%, 2/25/2026	610,000	625,921
4.75%, 11/15/2021	740,000	794,982
7.25%, 6/15/2019	60,000	66,401
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	1,056,000	1,064,184
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	662,000	662,364
5.65%, 5/15/2018	1,649,000	1,724,425
Johnson & Johnson:
1.13%, 3/1/2019	588,000	584,925
1.65%, 12/5/2018	144,000	144,613
1.65%, 3/1/2021	631,000	621,863
1.88%, 12/5/2019	100,000	100,480
2.05%, 3/1/2023	400,000	390,208
2.25%, 3/3/2022	1,675,000	1,683,124
2.45%, 12/5/2021	15,000	15,250
2.45%, 3/1/2026	925,000	889,230
2.95%, 9/1/2020	330,000	341,309
2.95%, 3/3/2027	1,186,000	1,188,491
3.38%, 12/5/2023	400,000	419,356
3.55%, 5/15/2021	100,000	105,532
5.15%, 7/15/2018	638,000	668,139
McKesson Corp.:
2.28%, 3/15/2019	713,000	716,472
2.70%, 12/15/2022	100,000	98,024
2.85%, 3/15/2023	100,000	98,584
3.80%, 3/15/2024	485,000	502,251

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.75%, 3/1/2021	$415,000	$445,523
7.50%, 2/15/2019	415,000	455,641
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	380,000	386,452
4.13%, 11/15/2025	245,000	256,890
4.90%, 11/1/2019	279,000	297,852
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	168,553
Merck & Co., Inc.:
1.30%, 5/18/2018	666,000	665,247
1.85%, 2/10/2020	750,000	751,133
2.35%, 2/10/2022	425,000	424,448
2.40%, 9/15/2022	557,000	552,332
2.75%, 2/10/2025	752,000	742,254
2.80%, 5/18/2023	1,500,000	1,504,410
3.88%, 1/15/2021	715,000	758,172
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	510,000	546,904
Mylan NV:
2.50%, 6/7/2019	702,000	704,422
3.00%, 12/15/2018	220,000	222,545
3.15%, 6/15/2021	1,275,000	1,279,628
3.75%, 12/15/2020	400,000	409,052
3.95%, 6/15/2026	1,091,000	1,067,500
Mylan, Inc.:
2.55%, 3/28/2019	200,000	200,780
2.60%, 6/24/2018	425,000	428,107
4.20%, 11/29/2023	401,000	411,867
Novartis Capital Corp.:
1.80%, 2/14/2020	590,000	590,572
2.40%, 5/17/2022	675,000	670,835
2.40%, 9/21/2022	786,000	782,227
3.00%, 11/20/2025	656,000	653,829
3.40%, 5/6/2024	969,000	999,998
4.40%, 4/24/2020	481,000	516,190
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	2,831,000	3,005,333
Perrigo Co. PLC 4.00%, 11/15/2023	372,000	378,964
Perrigo Finance PLC 3.50%, 12/15/2021	200,000	202,714
Perrigo Finance Unlimited Co.:
3.50%, 3/15/2021	350,000	356,153
3.90%, 12/15/2024	600,000	598,344
4.38%, 3/15/2026	400,000	406,404
Pfizer, Inc.:
1.20%, 6/1/2018	575,000	573,810
1.45%, 6/3/2019	550,000	547,245
1.50%, 6/15/2018	781,000	781,500
1.70%, 12/15/2019	1,250,000	1,248,188
1.95%, 6/3/2021	500,000	497,065
2.10%, 5/15/2019	829,000	836,022
2.20%, 12/15/2021	550,000	548,438
2.75%, 6/3/2026	700,000	680,421
3.00%, 6/15/2023	545,000	555,339
3.00%, 12/15/2026	800,000	790,656
3.40%, 5/15/2024	575,000	596,304
Pharmacia Corp. 6.50%, 12/1/2018	360,000	388,177
Sanofi:
1.25%, 4/10/2018	629,000	628,258

4.00%, 3/29/2021	1,114,000	1,182,711
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	1,600,000	1,586,880
2.40%, 9/23/2021	1,658,000	1,620,131
2.88%, 9/23/2023	1,240,000	1,201,944
3.20%, 9/23/2026	1,500,000	1,430,475
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	285,000	278,265
Series 2, 3.65%, 11/10/2021	825,000	839,008
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	203,344
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	200,000	198,046
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	1,611,000	1,600,996
1.70%, 7/19/2019	980,000	967,632
2.20%, 7/21/2021	1,875,000	1,806,994
2.80%, 7/21/2023	1,280,000	1,216,269
3.15%, 10/1/2026 (c)	910,000	838,110
Wyeth LLC 6.45%, 2/1/2024	340,000	411,376
Zoetis, Inc.:
3.25%, 2/1/2023	828,000	836,065
3.45%, 11/13/2020	195,000	200,624
4.50%, 11/13/2025	300,000	322,200

		98,389,061

PIPELINES — 3.3%
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	300,000	315,294
5.75%, 9/15/2019	150,000	160,865
5.95%, 6/1/2026	925,000	1,025,048
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	150,870
4.15%, 7/1/2023	505,000	516,120
4.35%, 10/15/2024	40,000	40,630
4.88%, 2/1/2021	490,000	516,279
Columbia Pipeline Group, Inc.:
2.45%, 6/1/2018	450,000	451,998
3.30%, 6/1/2020	435,000	443,026
4.50%, 6/1/2025	375,000	393,397
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	10,000	9,900
3.90%, 5/15/2024	315,000	306,731
4.40%, 3/15/2027	925,000	919,219
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	86,224
4.38%, 10/15/2020	919,000	968,847
5.20%, 3/15/2020	500,000	533,830
9.88%, 3/1/2019	400,000	454,160
Series B, 6.50%, 4/15/2018	15,000	15,643
Enbridge, Inc.:
3.50%, 6/10/2024	200,000	196,738
4.00%, 10/1/2023	245,000	251,169
4.25%, 12/1/2026	650,000	663,709
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	508,000	510,510
3.60%, 2/1/2023	565,000	561,135

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.05%, 3/15/2025	$200,000	$197,896
4.15%, 10/1/2020	666,000	691,435
4.20%, 4/15/2027	250,000	247,975
4.65%, 6/1/2021	528,000	555,245
4.75%, 1/15/2026	1,055,000	1,087,800
5.20%, 2/1/2022	648,000	694,319
6.70%, 7/1/2018	429,000	452,475
9.00%, 4/15/2019	100,000	112,737
9.70%, 3/15/2019	102,000	115,790
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	200,000	200,250
4.15%, 6/1/2025	320,000	317,200
4.40%, 4/1/2024	300,000	303,375
4.85%, 7/15/2026	210,000	216,825
Enterprise Products Operating LLC:
1.65%, 5/7/2018	413,000	412,521
2.55%, 10/15/2019	1,044,000	1,052,007
2.85%, 4/15/2021	490,000	492,318
3.35%, 3/15/2023	758,000	763,579
3.70%, 2/15/2026	435,000	435,161
3.75%, 2/15/2025	679,000	684,670
3.90%, 2/15/2024	120,000	122,927
4.05%, 2/15/2022	150,000	157,583
5.20%, 9/1/2020	350,000	381,115
5.25%, 1/31/2020	111,000	119,668
6.65%, 4/15/2018	70,000	73,424
Series N, 6.50%, 1/31/2019	1,067,000	1,151,720
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	255,000	254,363
4.13%, 12/1/2026	165,000	163,144
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	525,000	529,982
3.45%, 2/15/2023	250,000	247,253
3.50%, 3/1/2021	450,000	456,903
3.50%, 9/1/2023	200,000	197,120
3.95%, 9/1/2022	1,149,000	1,174,025
4.15%, 3/1/2022	150,000	154,938
4.15%, 2/1/2024	16,000	16,215
4.25%, 9/1/2024	550,000	558,327
4.30%, 5/1/2024	200,000	203,606
5.00%, 10/1/2021	200,000	214,366
5.30%, 9/15/2020	350,000	377,640
6.50%, 4/1/2020	1,121,000	1,240,375
6.85%, 2/15/2020	219,000	243,388
9.00%, 2/1/2019	150,000	167,759
Kinder Morgan, Inc.:
3.05%, 12/1/2019	919,000	934,779
4.30%, 6/1/2025	918,000	937,397
6.50%, 9/15/2020	50,000	55,689
7.25%, 6/1/2018	100,000	105,736
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	103,000	108,662
5.00%, 3/1/2026	400,000	439,328
6.55%, 7/15/2019	165,000	180,531
MPLX L.P.:
4.00%, 2/15/2025	75,000	74,242
4.13%, 3/1/2027	935,000	930,549
4.50%, 7/15/2023	260,000	270,231
4.88%, 12/1/2024	500,000	525,810

4.88%, 6/1/2025	500,000	524,440
5.50%, 2/15/2023	442,000	456,869
ONEOK Partners L.P.:
3.20%, 9/15/2018	415,000	420,959
3.38%, 10/1/2022	982,000	982,147
3.80%, 3/15/2020	50,000	51,628
4.90%, 3/15/2025	50,000	53,014
8.63%, 3/1/2019	350,000	389,547
Panhandle Eastern Pipe Line Co. L.P. 7.00%, 6/15/2018	300,000	314,964
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	75,203
3.55%, 10/1/2026	575,000	550,689
3.61%, 2/15/2025	75,000	73,743
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	125,000	124,756
2.85%, 1/31/2023	1,050,000	1,005,176
3.60%, 11/1/2024	538,000	520,924
3.65%, 6/1/2022	480,000	485,784
3.85%, 10/15/2023	174,000	174,317
4.50%, 12/15/2026	325,000	331,305
4.65%, 10/15/2025	325,000	334,922
5.00%, 2/1/2021	102,000	108,780
5.75%, 1/15/2020	270,000	291,697
6.50%, 5/1/2018	84,000	87,880
8.75%, 5/1/2019	300,000	337,857
Regency Energy Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	425,000	434,928
5.00%, 10/1/2022	414,000	440,388
5.50%, 4/15/2023	69,000	71,887
5.88%, 3/1/2022	490,000	538,407
6.50%, 7/15/2021	69,000	71,278
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	2,085,000	2,246,587
5.63%, 3/1/2025	1,510,000	1,629,592
5.75%, 5/15/2024	1,410,000	1,535,913
5.88%, 6/30/2026 (e)	600,000	660,750
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.
4.40%, 6/15/2021	450,000	474,016
Spectra Energy Capital LLC:
3.30%, 3/15/2023	249,000	245,402
6.20%, 4/15/2018	242,000	251,869
8.00%, 10/1/2019	450,000	507,339
Spectra Energy Partners L.P.:
2.95%, 9/25/2018	159,000	161,100
3.38%, 10/15/2026	480,000	456,936
3.50%, 3/15/2025	300,000	291,894
4.75%, 3/15/2024	510,000	539,340
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	308,131
3.90%, 7/15/2026	650,000	631,689
4.25%, 4/1/2024	50,000	50,831
4.40%, 4/1/2021	150,000	157,548
5.95%, 12/1/2025	670,000	752,068

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

TC PipeLines L.P. 4.38%, 3/13/2025	$350,000	$353,056
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	679,000	667,769
3.13%, 1/15/2019	126,000	128,394
3.75%, 10/16/2023	450,000	466,988
3.80%, 10/1/2020	197,000	205,863
4.88%, 1/15/2026	330,000	365,600
6.50%, 8/15/2018	560,000	594,490
7.13%, 1/15/2019	250,000	271,908
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	550,000	704,330
Valero Energy Partners L.P. 4.38%, 12/15/2026	455,000	460,319
Western Gas Partners L.P.:
2.60%, 8/15/2018 (f)	300,000	301,500
3.95%, 6/1/2025	25,000	24,625
4.00%, 7/1/2022	256,000	262,400
4.65%, 7/1/2026	350,000	358,750
5.38%, 6/1/2021	409,000	438,652
Williams Partners L.P.:
3.35%, 8/15/2022	220,000	219,696
3.60%, 3/15/2022	900,000	912,366
3.90%, 1/15/2025	425,000	424,957
4.00%, 11/15/2021	355,000	367,450
4.00%, 9/15/2025	455,000	457,457
4.13%, 11/15/2020	150,000	156,771
4.30%, 3/4/2024	977,000	1,003,701
4.50%, 11/15/2023	575,000	599,719
5.25%, 3/15/2020	600,000	645,378
Williams Partners L.P./ACMP Finance Corp.:
4.88%, 5/15/2023	481,000	497,609
4.88%, 3/15/2024	308,000	316,519

		62,654,476

REAL ESTATE — 0.2%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	350,000	355,862
4.13%, 7/1/2024	100,000	103,100
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	205,000	205,152
CBRE Services, Inc.:
4.88%, 3/1/2026	152,000	157,908
5.00%, 3/15/2023	466,000	488,934
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	371,000	387,346
Prologis L.P.:
3.35%, 2/1/2021	250,000	256,700
3.75%, 11/1/2025	335,000	342,826
4.25%, 8/15/2023	444,000	471,341

		2,769,169

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc.:
3.90%, 6/15/2023	444,000	453,435
4.30%, 1/15/2026	94,000	96,108
4.60%, 4/1/2022	404,000	428,446

American Tower Corp.:
2.25%, 1/15/2022	1,000,000	963,822
2.80%, 6/1/2020	400,000	402,904
3.30%, 2/15/2021	700,000	710,325
3.38%, 10/15/2026	340,000	324,924
3.40%, 2/15/2019	620,000	633,708
3.45%, 9/15/2021	224,000	227,886
3.50%, 1/31/2023	363,000	365,018
4.00%, 6/1/2025	485,000	490,927
4.40%, 2/15/2026	43,000	44,422
4.70%, 3/15/2022	75,000	80,129
5.00%, 2/15/2024	506,000	546,353
5.05%, 9/1/2020	380,000	408,739
5.90%, 11/1/2021	450,000	503,253
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	200,152
Series GMTN, 2.95%, 5/11/2026	360,000	344,873
Series GMTN, 3.45%, 6/1/2025	100,000	100,316
Series GMTN, 3.50%, 11/15/2024	50,000	50,601
Series GMTN, 3.50%, 11/15/2025	200,000	200,928
Series GMTN, 3.63%, 10/1/2020	165,000	170,867
Series GMTN, 4.20%, 12/15/2023	200,000	211,198
Series MTN, 2.90%, 10/15/2026	550,000	523,061
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	46,053
3.13%, 9/1/2023	360,000	356,627
3.65%, 2/1/2026	555,000	551,681
3.70%, 11/15/2018	780,000	799,219
3.80%, 2/1/2024	13,000	13,295
3.85%, 2/1/2023	1,076,000	1,113,391
4.13%, 5/15/2021	262,000	275,391
5.63%, 11/15/2020	230,000	252,692
5.88%, 10/15/2019	446,000	482,157
Brandywine Operating Partnership L.P. 4.95%, 4/15/2018	200,000	205,416
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	550,000	537,966
3.85%, 2/1/2025	70,000	69,165
3.88%, 8/15/2022	158,000	161,418
3.90%, 3/15/2027	600,000	591,060
4.13%, 6/15/2026	389,000	390,494
Camden Property Trust 2.95%, 12/15/2022	300,000	294,357
CBL & Associates L.P.:
5.25%, 12/1/2023	763,000	749,647
5.95%, 12/15/2026 (c)	865,000	832,796
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	150,000	143,549
4.15%, 4/1/2025	50,000	50,189
Corporate Office Properties L.P.:
3.60%, 5/15/2023	100,000	97,337
3.70%, 6/15/2021	150,000	152,556
5.00%, 7/1/2025	200,000	208,010
Crown Castle International Corp.:
2.25%, 9/1/2021	425,000	411,405
3.40%, 2/15/2021	505,000	513,757
3.70%, 6/15/2026	325,000	319,166
4.00%, 3/1/2027	580,000	583,509

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.45%, 2/15/2026	$540,000	$561,082
4.88%, 4/15/2022	325,000	349,544
5.25%, 1/15/2023	669,000	729,759
CubeSmart L.P.:
3.13%, 9/1/2026	350,000	329,003
4.38%, 12/15/2023	390,000	406,251
DCT Industrial Operating Partnership L.P. 4.50%, 10/15/2023	250,000	261,347
DDR Corp.:
3.38%, 5/15/2023	300,000	290,136
3.50%, 1/15/2021	100,000	100,865
3.63%, 2/1/2025	165,000	158,667
4.25%, 2/1/2026	64,000	63,524
4.63%, 7/15/2022	245,000	256,611
7.88%, 9/1/2020	150,000	173,563
Digital Realty Trust L.P.:
3.40%, 10/1/2020	150,000	153,112
3.63%, 10/1/2022	288,000	293,388
3.95%, 7/1/2022	100,000	103,735
5.25%, 3/15/2021	475,000	515,332
5.88%, 2/1/2020	54,000	58,604
Duke Realty L.P.:
3.25%, 6/30/2026	300,000	289,947
3.88%, 10/15/2022	300,000	311,178
4.38%, 6/15/2022	250,000	265,777
EPR Properties:
4.50%, 4/1/2025	100,000	99,835
4.75%, 12/15/2026	750,000	754,770
5.75%, 8/15/2022	300,000	324,876
ERP Operating L.P.:
2.38%, 7/1/2019	633,000	637,583
2.85%, 11/1/2026	695,000	655,135
3.00%, 4/15/2023	244,000	241,638
3.38%, 6/1/2025	111,000	110,121
4.63%, 12/15/2021	92,000	99,140
4.75%, 7/15/2020	97,000	103,752
Essex Portfolio L.P.:
3.38%, 4/15/2026	350,000	339,748
3.50%, 4/1/2025	100,000	98,967
3.88%, 5/1/2024	475,000	484,942
Government Properties Income Trust 3.75%, 8/15/2019	800,000	808,696
HCP, Inc.:
3.15%, 8/1/2022	375,000	372,566
3.40%, 2/1/2025	407,000	394,066
3.75%, 2/1/2019	508,000	520,664
3.88%, 8/15/2024	479,000	482,233
4.00%, 12/1/2022	650,000	671,366
4.00%, 6/1/2025	250,000	250,560
4.20%, 3/1/2024	250,000	256,472
4.25%, 11/15/2023	180,000	185,764
5.38%, 2/1/2021	667,000	725,389
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	100,000	101,288
3.50%, 8/1/2026	310,000	297,005
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	301,314
3.88%, 3/1/2027	700,000	691,992

Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	155,819
4.50%, 6/15/2023	550,000	567,149
4.50%, 3/15/2025	250,000	250,252
4.65%, 3/15/2024	190,000	194,313
4.95%, 2/15/2027	570,000	583,270
5.00%, 8/15/2022	278,000	295,292
5.25%, 2/15/2026	475,000	496,726
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	850,000	858,296
Series C, 4.75%, 3/1/2023	400,000	423,528
Series D, 3.75%, 10/15/2023	245,000	246,428
Series E, 4.00%, 6/15/2025	565,000	565,842
Series F, 4.50%, 2/1/2026	39,000	40,234
Kilroy Realty L.P.:
4.38%, 10/1/2025	100,000	104,339
Series MTN, 4.80%, 7/15/2018	405,000	416,295
Kimco Realty Corp.:
2.70%, 3/1/2024	400,000	380,124
2.80%, 10/1/2026	350,000	321,331
3.13%, 6/1/2023	300,000	295,461
3.20%, 5/1/2021	88,000	89,055
3.40%, 11/1/2022	150,000	151,447
3.80%, 4/1/2027	350,000	348,873
6.88%, 10/1/2019	100,000	111,397
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	142,797
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	287,313
4.13%, 6/15/2022	125,000	130,646
4.40%, 2/15/2024	200,000	210,574
4.75%, 10/1/2020	500,000	531,795
Lifestorage L.P. 3.50%, 7/1/2026	275,000	262,661
Mack-Cali Realty L.P. 4.50%, 4/18/2022	100,000	101,319
Mid-America Apartments L.P.:
4.00%, 11/15/2025	300,000	306,372
4.30%, 10/15/2023	125,000	131,508
National Retail Properties, Inc.:
3.60%, 12/15/2026	680,000	667,461
3.80%, 10/15/2022	100,000	103,231
3.90%, 6/15/2024	150,000	153,486
4.00%, 11/15/2025	330,000	336,501
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	1,235,000	1,252,351
4.50%, 1/15/2025	625,000	622,988
4.95%, 4/1/2024	200,000	205,764
5.88%, 3/15/2024	200,000	206,028
Physicians Realty L.P. 4.30%, 3/15/2027	1,000,000	1,005,360
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	750,000	761,452
Rayonier, Inc. 3.75%, 4/1/2022	100,000	99,862
Realty Income Corp.:
3.25%, 10/15/2022	150,000	151,299
3.88%, 7/15/2024	450,000	460,607
4.13%, 10/15/2026	1,320,000	1,360,682

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.65%, 8/1/2023	$44,000	$47,497
6.75%, 8/15/2019	530,000	585,539
Regency Centers L.P. 3.60%, 2/1/2027	360,000	358,024
Select Income REIT:
3.60%, 2/1/2020	300,000	302,268
4.50%, 2/1/2025	1,125,000	1,127,813
Senior Housing Properties Trust 3.25%, 5/1/2019	375,000	379,358
Simon Property Group L.P.:
2.20%, 2/1/2019	66,000	66,360
2.35%, 1/30/2022	350,000	344,078
2.50%, 9/1/2020	150,000	152,578
2.50%, 7/15/2021	240,000	239,230
2.75%, 2/1/2023	175,000	172,792
3.25%, 11/30/2026	350,000	342,979
3.30%, 1/15/2026	278,000	274,269
3.38%, 3/15/2022	468,000	481,759
3.38%, 10/1/2024	541,000	545,842
3.50%, 9/1/2025	230,000	231,992
3.75%, 2/1/2024	436,000	451,482
4.13%, 12/1/2021	425,000	449,986
4.38%, 3/1/2021	158,000	168,177
5.65%, 2/1/2020	1,167,000	1,269,043
Tanger Properties L.P.:
3.13%, 9/1/2026	280,000	260,711
6.13%, 6/1/2020	300,000	328,641
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	53,043
Series MTN, 2.95%, 9/1/2026	410,000	381,763
Series MTN, 3.75%, 7/1/2024	25,000	25,358
Series MTN, 4.00%, 10/1/2025	150,000	152,797
Series MTN, 4.25%, 6/1/2018	265,000	272,070
Ventas Realty L.P.:
3.10%, 1/15/2023	500,000	497,420
3.13%, 6/15/2023	457,000	450,607
3.25%, 10/15/2026	525,000	497,233
3.50%, 2/1/2025	295,000	288,401
4.13%, 1/15/2026	448,000	454,250
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	225,000	226,498
3.25%, 8/15/2022	10,000	10,041
4.00%, 4/30/2019	228,000	235,456
4.25%, 3/1/2022	443,000	466,036
4.75%, 6/1/2021	400,000	428,308
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	375,000	375,469
4.13%, 6/1/2021	200,000	204,960
4.60%, 2/6/2024	250,000	256,875
4.88%, 6/1/2026	305,000	317,009
Vornado Realty L.P. 5.00%, 1/15/2022	450,000	484,848
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	100,661
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	251,793
Welltower, Inc.:
4.00%, 6/1/2025	730,000	740,096

4.13%, 4/1/2019	150,000	154,999
4.25%, 4/1/2026	100,000	103,021
4.50%, 1/15/2024	100,000	105,265
4.95%, 1/15/2021	350,000	375,525
5.25%, 1/15/2022	331,000	362,617
6.13%, 4/15/2020	150,000	165,686
Weyerhaeuser Co.:
4.63%, 9/15/2023	299,000	323,037
7.38%, 10/1/2019	600,000	670,512
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	197,138
4.60%, 4/1/2024	300,000	309,600

		69,272,343

RETAIL — 3.1%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	477,387
5.75%, 5/1/2020	150,000	163,040
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	50,539
4.50%, 10/1/2025	145,000	149,683
5.50%, 2/1/2020	300,000	321,900
6.75%, 4/15/2018	375,000	392,614
AutoZone, Inc.:
3.13%, 7/15/2023	200,000	198,452
3.13%, 4/21/2026	175,000	167,678
3.25%, 4/15/2025	235,000	229,872
3.70%, 4/15/2022	150,000	155,211
4.00%, 11/15/2020	452,000	473,741
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (c)	525,000	520,695
Best Buy Co., Inc.:
5.00%, 8/1/2018	330,000	342,631
5.50%, 3/15/2021 (c)	450,000	485,595
Coach, Inc. 4.25%, 4/1/2025	140,000	141,705
Costco Wholesale Corp.:
1.70%, 12/15/2019	781,000	780,937
1.75%, 2/15/2020	465,000	465,591
2.25%, 2/15/2022	170,000	169,419
CVS Health Corp.:
1.90%, 7/20/2018	1,389,000	1,391,125
2.13%, 6/1/2021	1,117,000	1,096,715
2.25%, 12/5/2018	757,000	762,072
2.25%, 8/12/2019	818,000	822,990
2.75%, 12/1/2022	629,000	622,723
2.80%, 7/20/2020	1,529,000	1,553,082
2.88%, 6/1/2026	955,000	909,523
3.38%, 8/12/2024	305,000	306,552
3.50%, 7/20/2022	942,000	972,059
3.88%, 7/20/2025	1,355,000	1,395,582
4.00%, 12/5/2023	605,000	634,893
4.13%, 5/15/2021	250,000	263,870
4.75%, 12/1/2022	100,000	108,528
Dollar General Corp.:
3.25%, 4/15/2023	490,000	489,657
3.88%, 4/15/2027 (a)	1,050,000	1,053,602
4.15%, 11/1/2025	135,000	139,358

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Home Depot, Inc.:
2.00%, 6/15/2019	$526,000	$530,034
2.00%, 4/1/2021	715,000	711,325
2.13%, 9/15/2026	534,000	496,134
2.25%, 9/10/2018	669,000	676,198
2.63%, 6/1/2022	730,000	735,898
2.70%, 4/1/2023	555,000	559,029
3.00%, 4/1/2026	693,000	691,725
3.35%, 9/15/2025	662,000	680,688
3.75%, 2/15/2024	687,000	727,135
3.95%, 9/15/2020	250,000	265,417
4.40%, 4/1/2021	360,000	390,038
Kohl’s Corp.:
4.00%, 11/1/2021	400,000	406,636
4.25%, 7/17/2025 (c)	250,000	240,243
4.75%, 12/15/2023	200,000	205,024
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	300,000	296,475
2.50%, 4/15/2026	700,000	663,439
3.12%, 4/15/2022	473,000	487,275
3.13%, 9/15/2024	486,000	491,594
3.38%, 9/15/2025	545,000	555,818
3.88%, 9/15/2023	641,000	681,434
4.63%, 4/15/2020	136,000	145,078
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	405,000	378,266
3.45%, 1/15/2021	250,000	251,040
3.63%, 6/1/2024 (c)	862,000	821,762
3.88%, 1/15/2022	380,000	378,077
4.38%, 9/1/2023	90,000	89,326
6.65%, 7/15/2024	605,000	654,713
McDonald’s Corp.:
Series MTN, 2.10%, 12/7/2018	574,000	577,771
Series MTN, 2.20%, 5/26/2020	250,000	250,360
Series MTN, 2.63%, 1/15/2022	947,000	945,778
Series MTN, 2.75%, 12/9/2020	560,000	568,070
Series MTN, 3.25%, 6/10/2024	186,000	190,341
Series MTN, 3.38%, 5/26/2025	425,000	427,321
Series MTN, 3.50%, 7/15/2020	55,000	57,229
Series MTN, 3.50%, 3/1/2027	1,000,000	1,004,050
Series MTN, 3.63%, 5/20/2021	90,000	93,994
Series MTN, 3.70%, 1/30/2026	770,000	786,216
Series MTN, 5.00%, 2/1/2019	325,000	342,683
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	156,023
4.00%, 3/15/2027	495,000	494,168
4.75%, 5/1/2020	267,000	283,909
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	928,000	925,253
3.80%, 9/1/2022	73,000	75,418
4.63%, 9/15/2021	100,000	106,899
4.88%, 1/14/2021	27,000	28,962
QVC, Inc.:
4.38%, 3/15/2023	955,000	955,000
4.45%, 2/15/2025	275,000	267,438
4.85%, 4/1/2024	300,000	301,500
5.13%, 7/2/2022	300,000	313,875
Signet UK Finance PLC 4.70%, 6/15/2024	525,000	509,891

Staples, Inc. 4.38%, 1/12/2023 (c)	1,215,000	1,233,541
Starbucks Corp.:
2.00%, 12/5/2018	250,000	252,258
2.10%, 2/4/2021	567,000	568,639
2.45%, 6/15/2026	150,000	143,637
2.70%, 6/15/2022	165,000	167,592
3.85%, 10/1/2023	456,000	489,078
Target Corp.:
2.30%, 6/26/2019	759,000	768,442
2.50%, 4/15/2026	560,000	523,158
2.90%, 1/15/2022	833,000	847,852
3.50%, 7/1/2024	173,000	177,194
3.88%, 7/15/2020	413,000	435,967
TJX Cos., Inc.:
2.25%, 9/15/2026	540,000	496,287
2.50%, 5/15/2023	125,000	122,831
2.75%, 6/15/2021	200,000	203,260
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	864,000	862,488
1.95%, 12/15/2018	204,000	205,557
2.55%, 4/11/2023	1,018,000	1,016,921
3.25%, 10/25/2020	1,034,000	1,079,217
3.30%, 4/22/2024	944,000	979,655
3.63%, 7/8/2020	776,000	818,758
4.13%, 2/1/2019	100,000	104,619
4.25%, 4/15/2021	230,000	249,414
Walgreen Co. 3.10%, 9/15/2022	527,000	529,793
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	1,044,000	1,045,075
2.60%, 6/1/2021	730,000	730,920
2.70%, 11/18/2019	736,000	745,965
3.10%, 6/1/2023	485,000	484,971
3.30%, 11/18/2021	770,000	789,265
3.45%, 6/1/2026	938,000	917,073
3.80%, 11/18/2024	1,137,000	1,159,183

		59,229,601

SAVINGS & LOANS — 0.0% (g)
People’s United Financial, Inc. 3.65%, 12/6/2022	195,000	198,231

SEMICONDUCTORS — 1.4%
Altera Corp.:
2.50%, 11/15/2018	120,000	121,811
4.10%, 11/15/2023	250,000	268,980
Analog Devices, Inc.:
2.50%, 12/5/2021	450,000	445,248
2.88%, 6/1/2023	300,000	295,230
3.13%, 12/5/2023	480,000	478,666
3.50%, 12/5/2026	600,000	595,212
3.90%, 12/15/2025	210,000	215,088
Applied Materials, Inc.:
2.63%, 10/1/2020	168,000	170,377
3.30%, 4/1/2027	540,000	542,171
3.90%, 10/1/2025	310,000	327,428
4.30%, 6/15/2021	251,000	269,549
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (e)	1,550,000	1,550,000
3.00%, 1/15/2022 (e)	2,700,000	2,695,653

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 1/15/2024 (e)	$1,700,000	$1,713,073
3.88%, 1/15/2027 (e)	1,050,000	1,055,208
Intel Corp.:
1.70%, 5/19/2021	100,000	97,872
2.45%, 7/29/2020	925,000	938,856
2.60%, 5/19/2026	500,000	479,280
2.70%, 12/15/2022	930,000	933,320
3.10%, 7/29/2022	368,000	378,183
3.30%, 10/1/2021	1,431,000	1,486,151
3.70%, 7/29/2025	1,114,000	1,161,768
KLA-Tencor Corp.:
4.13%, 11/1/2021	496,000	519,406
4.65%, 11/1/2024	600,000	637,548
Lam Research Corp.:
2.75%, 3/15/2020	357,000	361,002
2.80%, 6/15/2021	350,000	350,542
3.80%, 3/15/2025	100,000	100,448
Maxim Integrated Products, Inc.:
2.50%, 11/15/2018	177,000	178,165
3.38%, 3/15/2023	325,000	324,233
NVIDIA Corp.:
2.20%, 9/16/2021	435,000	425,265
3.20%, 9/16/2026	350,000	339,287
QUALCOMM, Inc.:
1.40%, 5/18/2018	669,000	668,592
2.25%, 5/20/2020	780,000	780,897
3.00%, 5/20/2022	1,116,000	1,129,604
3.45%, 5/20/2025	1,147,000	1,163,448
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (e)	250,000	256,834
Texas Instruments, Inc.:
1.00%, 5/1/2018	35,000	34,826
1.65%, 8/3/2019	452,000	450,852
1.75%, 5/1/2020	350,000	347,035
1.85%, 5/15/2022	250,000	241,628
2.25%, 5/1/2023	465,000	450,678
Xilinx, Inc.:
2.13%, 3/15/2019	171,000	171,412
3.00%, 3/15/2021	230,000	233,301

		25,384,127

SOFTWARE — 2.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021 (e)	280,000	274,351
3.40%, 9/15/2026 (e)	425,000	414,741
Adobe Systems, Inc.:
3.25%, 2/1/2025	465,000	469,552
4.75%, 2/1/2020	250,000	269,015
Autodesk, Inc. 4.38%, 6/15/2025	450,000	464,940
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	480,000	468,725
3.95%, 9/1/2020	100,000	104,467
CA, Inc.:
3.60%, 8/1/2020	100,000	102,881
3.60%, 8/15/2022	1,230,000	1,248,081
4.70%, 3/15/2027	1,500,000	1,560,495
5.38%, 12/1/2019	100,000	107,949

Dun & Bradstreet Corp.:
4.25%, 6/15/2020	100,000	103,168
4.63%, 12/1/2022	230,000	239,191
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	466,065
4.80%, 3/1/2026	350,000	376,652
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	320,000	312,164
2.85%, 10/15/2018	185,000	187,505
3.00%, 8/15/2026	860,000	809,165
3.50%, 4/15/2023	777,000	787,303
3.63%, 10/15/2020	986,000	1,021,131
3.88%, 6/5/2024	441,000	452,400
4.50%, 10/15/2022	140,000	149,359
5.00%, 10/15/2025	904,000	984,601
Fiserv, Inc.:
2.70%, 6/1/2020	600,000	606,432
3.50%, 10/1/2022	250,000	256,078
3.85%, 6/1/2025	800,000	819,168
4.63%, 10/1/2020	150,000	160,215
4.75%, 6/15/2021	40,000	43,093
Microsoft Corp.:
1.10%, 8/8/2019	1,290,000	1,275,591
1.55%, 8/8/2021	2,206,000	2,145,004
1.63%, 12/6/2018	99,000	99,426
1.85%, 2/6/2020	1,775,000	1,778,444
1.85%, 2/12/2020	1,466,000	1,469,577
2.00%, 11/3/2020	1,101,000	1,104,127
2.00%, 8/8/2023	825,000	793,064
2.13%, 11/15/2022	333,000	326,433
2.38%, 2/12/2022	623,000	624,121
2.38%, 5/1/2023	535,000	527,483
2.40%, 2/6/2022	2,775,000	2,787,127
2.40%, 8/8/2026	1,195,000	1,129,693
2.65%, 11/3/2022	500,000	504,265
2.70%, 2/12/2025	1,106,000	1,087,574
2.88%, 2/6/2024	1,885,000	1,893,256
3.00%, 10/1/2020	398,000	412,467
3.13%, 11/3/2025	1,137,000	1,147,074
3.30%, 2/6/2027	1,725,000	1,750,858
3.63%, 12/15/2023	635,000	669,106
4.00%, 2/8/2021	477,000	510,085
4.20%, 6/1/2019	435,000	459,738
Oracle Corp.:
1.90%, 9/15/2021	3,240,000	3,180,514
2.25%, 10/8/2019	1,866,000	1,889,288
2.38%, 1/15/2019	882,000	894,075
2.40%, 9/15/2023	1,612,000	1,568,234
2.50%, 5/15/2022	1,430,000	1,425,181
2.50%, 10/15/2022	1,215,000	1,208,390
2.65%, 7/15/2026	1,743,000	1,656,024
2.80%, 7/8/2021	808,000	824,168
2.95%, 5/15/2025	1,202,000	1,182,912
3.40%, 7/8/2024	1,090,000	1,117,370
3.63%, 7/15/2023	448,000	468,657
3.88%, 7/15/2020	507,000	536,624
5.00%, 7/8/2019	829,000	888,920

		52,593,757

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

TELECOMMUNICATIONS — 4.1%
America Movil SAB de CV:
3.13%, 7/16/2022	$1,125,000	$1,137,758
5.00%, 10/16/2019	400,000	427,704
5.00%, 3/30/2020	750,000	804,637
AT&T, Inc.:
2.30%, 3/11/2019	1,112,000	1,117,382
2.38%, 11/27/2018	91,000	91,645
2.45%, 6/30/2020	2,497,000	2,495,851
2.63%, 12/1/2022	700,000	683,473
2.80%, 2/17/2021	1,114,000	1,116,752
3.00%, 2/15/2022	937,000	935,988
3.00%, 6/30/2022	729,000	725,144
3.20%, 3/1/2022	1,500,000	1,513,125
3.40%, 5/15/2025	410,000	396,531
3.60%, 2/17/2023	1,263,000	1,280,973
3.80%, 3/15/2022	849,000	877,790
3.80%, 3/1/2024	1,800,000	1,817,532
3.88%, 8/15/2021	887,000	923,172
3.90%, 3/11/2024	365,000	371,402
3.95%, 1/15/2025	687,000	692,805
4.13%, 2/17/2026	845,000	856,686
4.25%, 3/1/2027	1,700,000	1,724,327
4.45%, 5/15/2021	731,000	777,367
4.45%, 4/1/2024	694,000	727,125
4.60%, 2/15/2021	555,000	589,588
5.00%, 3/1/2021	830,000	898,151
5.20%, 3/15/2020	701,000	758,482
5.60%, 5/15/2018	657,000	684,022
5.80%, 2/15/2019	1,311,000	1,398,863
5.88%, 10/1/2019	645,000	702,250
British Telecommunications PLC 2.35%, 2/14/2019	165,000	165,965
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	489,000	498,144
Cisco Systems, Inc.:
1.40%, 9/20/2019	750,000	743,933
1.60%, 2/28/2019	480,000	480,154
1.65%, 6/15/2018	1,009,000	1,012,017
1.85%, 9/20/2021	500,000	489,920
2.13%, 3/1/2019	793,000	800,986
2.20%, 2/28/2021	1,497,000	1,496,192
2.20%, 9/20/2023	480,000	464,640
2.45%, 6/15/2020	1,119,000	1,136,233
2.50%, 9/20/2026	510,000	484,112
2.60%, 2/28/2023	580,000	577,755
2.90%, 3/4/2021	55,000	56,379
2.95%, 2/28/2026	454,000	448,638
3.00%, 6/15/2022	150,000	153,322
3.50%, 6/15/2025	105,000	109,013
3.63%, 3/4/2024	678,000	711,107
4.45%, 1/15/2020	2,045,000	2,188,457
4.95%, 2/15/2019	1,294,000	1,372,481
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	350,000	379,407
6.75%, 8/20/2018	436,000	464,719
Juniper Networks, Inc.:
3.13%, 2/26/2019	150,000	152,642

3.30%, 6/15/2020 (c)	100,000	102,300
4.35%, 6/15/2025	30,000	30,831
4.50%, 3/15/2024	325,000	341,611
4.60%, 3/15/2021	115,000	122,309
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	403,460
3.50%, 3/1/2023	385,000	378,940
3.75%, 5/15/2022	503,000	510,776
4.00%, 9/1/2024	262,000	262,270
Orange SA:
1.63%, 11/3/2019	850,000	836,935
2.75%, 2/6/2019	895,000	906,107
4.13%, 9/14/2021	200,000	210,946
5.38%, 7/8/2019	400,000	427,712
Pacific Bell Telephone Co. 7.13%, 3/15/2026	151,000	183,353
Qwest Corp. 6.75%, 12/1/2021	750,000	821,250
Rogers Communications, Inc.:
2.90%, 11/15/2026	400,000	376,704
3.00%, 3/15/2023	250,000	248,755
3.63%, 12/15/2025	100,000	100,915
4.10%, 10/1/2023	536,000	562,162
6.80%, 8/15/2018	1,018,000	1,086,175
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	477,000	486,254
Telefonica Emisiones SAU:
3.19%, 4/27/2018	782,000	792,260
4.10%, 3/8/2027	450,000	453,245
4.57%, 4/27/2023	250,000	266,675
5.13%, 4/27/2020	380,000	408,967
5.46%, 2/16/2021	1,320,000	1,447,486
5.88%, 7/15/2019	458,000	493,898
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	162,301
TELUS Corp. 2.80%, 2/16/2027	200,000	186,808
Verizon Communications, Inc.:
1.75%, 8/15/2021	654,000	625,623
2.45%, 11/1/2022	764,000	736,076
2.63%, 8/15/2026	987,000	901,378
2.95%, 3/15/2022 (e)	2,857,000	2,846,515
3.00%, 11/1/2021	766,000	767,448
3.13%, 3/16/2022	1,000,000	1,006,600
3.45%, 3/15/2021	450,000	461,331
3.50%, 11/1/2021	1,678,000	1,721,259
3.50%, 11/1/2024	1,438,000	1,427,143
3.65%, 9/14/2018	885,000	908,072
4.13%, 3/16/2027	1,625,000	1,654,884
4.15%, 3/15/2024	682,000	706,791
4.50%, 9/15/2020	2,192,000	2,334,984
4.60%, 4/1/2021	670,000	715,875
5.15%, 9/15/2023	4,481,000	4,927,173
Vodafone Group PLC:
2.50%, 9/26/2022	653,000	638,007
2.95%, 2/19/2023	982,000	965,444
4.38%, 3/16/2021	249,000	264,759
4.63%, 7/15/2018	329,000	340,022
5.45%, 6/10/2019	425,000	455,201

		77,928,731

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

TEXTILES — 0.1%
Cintas Corp. No 2:
2.90%, 4/1/2022	$400,000	$405,188
3.70%, 4/1/2027	400,000	409,084
Mohawk Industries, Inc. 3.85%, 2/1/2023	218,000	222,894

		1,037,166

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	330,000	347,028
6.88%, 5/1/2020	300,000	338,391
8.13%, 6/23/2019	515,000	580,441

		1,265,860

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	100,000	101,659
Mattel, Inc.:
2.35%, 5/6/2019	440,000	441,087
2.35%, 8/15/2021	450,000	439,515

		982,261

TRANSPORTATION — 1.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	405,000	410,091
3.05%, 3/15/2022	460,000	470,934
3.05%, 9/1/2022	111,000	113,560
3.25%, 6/15/2027 (c)	1,300,000	1,312,376
3.40%, 9/1/2024	475,000	487,853
3.45%, 9/15/2021	200,000	207,844
3.65%, 9/1/2025	200,000	208,014
3.75%, 4/1/2024	575,000	604,555
3.85%, 9/1/2023	556,000	588,582
4.70%, 10/1/2019	200,000	213,840
Canadian National Railway Co.:
2.75%, 3/1/2026	465,000	456,872
2.85%, 12/15/2021	50,000	50,855
2.95%, 11/21/2024	435,000	438,106
5.55%, 5/15/2018	180,000	187,801
5.55%, 3/1/2019	308,000	329,394
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	175,000	171,670
4.45%, 3/15/2023	100,000	107,552
7.25%, 5/15/2019	115,000	127,045
CSX Corp.:
2.60%, 11/1/2026	600,000	560,760
3.35%, 11/1/2025	350,000	350,347
3.40%, 8/1/2024	200,000	202,680
3.70%, 10/30/2020	225,000	234,270
3.70%, 11/1/2023	114,000	118,456
FedEx Corp.:
2.30%, 2/1/2020	250,000	251,850
2.63%, 8/1/2022	189,000	188,501
3.20%, 2/1/2025	250,000	249,902
3.25%, 4/1/2026	399,000	394,112
3.30%, 3/15/2027	300,000	295,188
4.00%, 1/15/2024	425,000	449,310
8.00%, 1/15/2019	450,000	497,048
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	202,654

Kansas City Southern 3.00%, 5/15/2023	200,000	194,524
Norfolk Southern Corp.:
2.90%, 6/15/2026	335,000	323,134
2.90%, 2/15/2023	460,000	456,941
3.00%, 4/1/2022	157,000	159,000
3.25%, 12/1/2021	428,000	438,709
5.75%, 4/1/2018	252,000	261,783
5.90%, 6/15/2019	265,000	286,438
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	500,000	489,875
Series MTN, 2.45%, 11/15/2018	150,000	151,186
Series MTN, 2.45%, 9/3/2019	250,000	251,090
Series MTN, 2.50%, 5/11/2020	150,000	150,234
Series MTN, 2.55%, 6/1/2019	150,000	151,461
Series MTN, 2.65%, 3/2/2020	100,000	100,753
Series MTN, 2.80%, 3/1/2022	450,000	450,104
Series MTN, 2.88%, 9/1/2020	250,000	252,570
Union Pacific Corp.:
2.25%, 2/15/2019	590,000	596,236
2.75%, 4/15/2023	400,000	398,200
2.75%, 3/1/2026	508,000	494,868
2.95%, 1/15/2023	200,000	202,098
3.00%, 4/15/2027 (a)	1,000,000	988,970
3.25%, 8/15/2025	100,000	101,489
3.65%, 2/15/2024	231,000	241,841
3.75%, 3/15/2024	150,000	157,576
4.00%, 2/1/2021	12,000	12,698
4.16%, 7/15/2022	644,000	694,110
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	117,816
United Parcel Service, Inc.:
2.40%, 11/15/2026	400,000	381,036
2.45%, 10/1/2022	914,000	915,462
3.13%, 1/15/2021	418,000	432,927
5.13%, 4/1/2019	593,000	633,371

		20,968,522

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 3/15/2019	175,000	176,440
2.60%, 3/30/2020	175,000	177,184
3.25%, 3/30/2025	200,000	193,544
3.25%, 9/15/2026	250,000	237,750
3.85%, 3/30/2027	950,000	944,994
4.85%, 6/1/2021	175,000	188,316

		1,918,228

WATER — 0.0% (g)
American Water Capital Corp.:
3.40%, 3/1/2025	513,000	524,938
3.85%, 3/1/2024	150,000	157,515

		682,453

TOTAL CORPORATE BONDS & NOTES (Cost $1,861,893,945)		1,861,633,398

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	24,107,379	$24,107,379
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	4,669,900	4,669,900

TOTAL SHORT-TERM INVESTMENTS (Cost $28,777,279)		28,777,279

TOTAL INVESTMENTS — 100.4% (Cost $1,890,671,224)		1,890,410,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,865,646)

NET ASSETS — 100.0%		$1,882,545,031

(a)	When-issued security.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $798,625, representing less than 0.05% of the Fund’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$4,546,493	$—	$4,546,493
Aerospace & Defense	—	25,642,693	—	25,642,693
Agriculture	—	19,608,431	—	19,608,431
Airlines	—	4,895,917	—	4,895,917
Apparel	—	1,991,697	—	1,991,697
Auto Manufacturers	—	52,989,837	—	52,989,837
Auto Parts & Equipment	—	2,763,814	—	2,763,814
Banks	—	505,114,459	—	505,114,459
Beverages	—	56,871,651	—	56,871,651
Biotechnology	—	23,609,954	—	23,609,954
Chemicals	—	26,881,175	—	26,881,175
Commercial Services	—	11,315,513	—	11,315,513
Construction Materials	—	5,425,850	—	5,425,850
Diversified Financial Services	—	74,184,363	—	74,184,363
Electric	—	85,427,275	—	85,427,275
Electrical Components & Equipment	—	2,726,153	—	2,726,153
Electronics	—	16,337,263	—	16,337,263
Engineering & Construction	—	1,473,784	—	1,473,784
Environmental Control	—	4,188,682	—	4,188,682
Food	—	25,965,446	—	25,965,446
Forest Products & Paper	—	4,559,727	—	4,559,727
Gas	—	6,675,176	—	6,675,176
Hand & Machine Tools	—	2,931,697	—	2,931,697
Health Care Products	—	32,837,964	—	32,837,964
Health Care Services	—	22,494,319	—	22,494,319

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Holding Companies-Divers	$—	$1,119,114	$—	$1,119,114
Home Builders.	—	1,307,456	—	1,307,456
Home Furnishings	—	823,318	—	823,318
Household Products	—	7,031,143	—	7,031,143
Household Products & Wares	—	1,590,115	—	1,590,115
Housewares	—	3,752,061	—	3,752,061
Insurance	—	48,371,889	—	48,371,889
Internet	—	15,558,413	—	15,558,413
Investment Company Security	—	2,869,160	—	2,869,160
Iron/Steel	—	5,609,550	—	5,609,550
IT Services	—	62,727,635	—	62,727,635
Leisure Time	—	778,824	—	778,824
Lodging	—	5,677,513	—	5,677,513
Machinery, Construction & Mining	—	9,149,952	—	9,149,952
Machinery-Diversified	—	15,238,752	—	15,238,752
Media	—	54,042,101	—	54,042,101
Metal Fabricate & Hardware	—	982,259	—	982,259
Mining	—	7,825,315	—	7,825,315
Miscellaneous Manufacturer	—	14,046,325	—	14,046,325
Office & Business Equipment	—	4,142,504	—	4,142,504
Oil & Gas	—	94,697,707	—	94,697,707
Oil & Gas Services	—	5,237,537	—	5,237,537
Packaging & Containers	—	2,321,436	—	2,321,436
Pharmaceuticals	—	98,389,061	—	98,389,061
Pipelines	—	62,654,476	—	62,654,476
Real Estate	—	2,769,169	—	2,769,169
Real Estate Investment Trusts	—	69,272,343	—	69,272,343
Retail	—	59,229,601	—	59,229,601
Savings & Loans	—	198,231	—	198,231
Semiconductors	—	25,384,127	—	25,384,127
Software	—	52,593,757	—	52,593,757
Telecommunications	—	77,928,731	—	77,928,731
Textiles	—	1,037,166	—	1,037,166
Tobacco	—	1,265,860	—	1,265,860
Toys/Games/Hobbies	—	982,261	—	982,261
Transportation	—	20,968,522	—	20,968,522
Trucking & Leasing	—	1,918,228	—	1,918,228
Water	—	682,453	—	682,453
Short-Term Investments	28,777,279	—	—	28,777,279

TOTAL INVESTMENTS	$28,777,279	$1,861,633,398	$—	$1,890,410,677

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,977,223	$2,977,223	52,104,023	55,081,246	—	$—	$3,603
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	111,834,924	87,727,545	24,107,379	24,107,379	8,273
State Street Navigator Securities Lending Government Money Market Portfolio*	27,572,173	27,572,173	51,722,605	74,624,878	4,669,900	4,669,900	43,620

TOTAL		$30,549,396				$28,777,279	$55,496

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.0% (a)
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$29,718
5.63%, 11/15/2043	51,000	54,354

		84,072

AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
3.38%, 6/15/2046	50,000	45,388
3.65%, 3/1/2047	100,000	95,539
6.13%, 2/15/2033	150,000	191,079
6.63%, 2/15/2038	94,000	127,358
6.88%, 3/15/2039	73,000	102,745
General Dynamics Corp. 3.60%, 11/15/2042	30,000	28,471
Harris Corp.:
4.85%, 4/27/2035	323,000	344,108
6.15%, 12/15/2040	30,000	36,202
Lockheed Martin Corp.:
3.60%, 3/1/2035	64,000	61,040
3.80%, 3/1/2045	221,000	207,616
4.07%, 12/15/2042	170,000	166,818
4.50%, 5/15/2036	34,000	35,998
4.70%, 5/15/2046	267,000	288,266
4.85%, 9/15/2041	124,000	134,840
5.72%, 6/1/2040	100,000	119,645
Series B, 6.15%, 9/1/2036	81,000	101,955
Northrop Grumman Corp.:
3.20%, 2/1/2027	100,000	99,097
3.85%, 4/15/2045	50,000	47,343
4.75%, 6/1/2043	189,000	203,776
5.05%, 11/15/2040	64,000	71,107
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	42,322
Raytheon Co.:
4.20%, 12/15/2044	17,000	17,590
4.70%, 12/15/2041	107,000	118,562
7.20%, 8/15/2027	30,000	40,071
Rockwell Collins, Inc.:
4.35%, 4/15/2047 (b)	90,000	90,121
4.80%, 12/15/2043	64,000	68,428
United Technologies Corp.:
3.75%, 11/1/2046	200,000	187,982
4.15%, 5/15/2045	64,000	64,131
4.50%, 6/1/2042	428,000	452,636
5.40%, 5/1/2035	64,000	74,679
5.70%, 4/15/2040	333,000	405,414
6.05%, 6/1/2036	124,000	154,706
6.13%, 7/15/2038	120,000	152,458
7.50%, 9/15/2029	86,000	120,142

		4,497,633

AGRICULTURE — 1.2%
Altria Group, Inc.:
3.88%, 9/16/2046	350,000	323,341
4.25%, 8/9/2042	174,000	170,877
4.50%, 5/2/2043	64,000	64,890
5.38%, 1/31/2044	182,000	207,860

Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	137,000	135,273
4.54%, 3/26/2042	30,000	31,704
Philip Morris International, Inc.:
3.88%, 8/21/2042	154,000	143,487
4.13%, 3/4/2043	464,000	447,138
4.25%, 11/10/2044	135,000	133,268
4.50%, 3/20/2042	124,000	126,218
4.88%, 11/15/2043	88,000	94,550
6.38%, 5/16/2038	174,000	220,839
Reynolds American, Inc.:
5.70%, 8/15/2035	95,000	108,736
5.85%, 8/15/2045	483,000	567,129
6.15%, 9/15/2043	89,000	107,130

		2,882,440

AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	12,396	12,439
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	71,550	70,330
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,905	1,917
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	104,294	104,388
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	50,000	48,775
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	57,469
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	150,000	150,180
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	78,708	81,262
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	60,310	61,172
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	20,492	20,518
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	7,552	7,724

		616,174

APPAREL — 0.2%
NIKE, Inc.:
3.38%, 11/1/2046	100,000	88,320
3.63%, 5/1/2043	130,000	120,258
3.88%, 11/1/2045	136,000	131,005
VF Corp. 6.45%, 11/1/2037	64,000	82,108

		421,691

AUTO MANUFACTURERS — 1.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	507,000	764,967
Ford Motor Co.:
4.75%, 1/15/2043	260,000	243,786

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.29%, 12/8/2046	$75,000	$75,061
6.63%, 10/1/2028	94,000	110,851
7.40%, 11/1/2046	86,000	110,044
7.45%, 7/16/2031	294,000	369,934
General Motors Co.:
5.00%, 4/1/2035	88,000	87,183
6.25%, 10/2/2043	314,000	345,466
6.60%, 4/1/2036	220,000	253,251
6.75%, 4/1/2046	150,000	175,913

		2,536,456

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 4.38%, 3/15/2045	450,000	439,740
Delphi Automotive PLC 4.40%, 10/1/2046	50,000	47,656

		487,396

BANKS — 9.7%
Bank of America Corp.:
6.11%, 1/29/2037	660,000	772,325
6.75%, 6/1/2028	86,000	104,124
7.75%, 5/14/2038	289,000	397,667
Series L, 4.18%, 11/25/2027	750,000	752,700
Series L, 4.75%, 4/21/2045	47,000	47,168
Series MTN, 3.25%, 10/21/2027	150,000	142,669
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	250,000	251,323
Series MTN, 4.88%, 4/1/2044	136,000	146,220
Series MTN, 5.00%, 1/21/2044	272,000	296,124
Series MTN, 5.88%, 2/7/2042	195,000	235,597
Bank of America NA 6.00%, 10/15/2036	214,000	262,015
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	85,000	80,777
Bank One Corp.:
7.63%, 10/15/2026	64,000	81,569
8.00%, 4/29/2027	172,000	221,956
Barclays PLC:
4.34%, 1/10/2028	200,000	200,184
4.95%, 1/10/2047	400,000	398,568
5.25%, 8/17/2045	214,000	224,174
Citigroup, Inc.:
4.13%, 7/25/2028	200,000	197,194
4.45%, 9/29/2027	283,000	286,832
4.65%, 7/30/2045	94,000	97,749
4.75%, 5/18/2046	200,000	197,434
5.30%, 5/6/2044	613,000	655,665
5.88%, 2/22/2033	94,000	105,532
5.88%, 1/30/2042	154,000	186,876
6.00%, 10/31/2033	254,000	290,888
6.13%, 8/25/2036	85,000	99,196
6.63%, 1/15/2028	64,000	76,358
6.63%, 6/15/2032	136,000	165,942
6.68%, 9/13/2043	124,000	157,321
8.13%, 7/15/2039	279,000	409,773
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	214,000	230,546
5.75%, 12/1/2043	214,000	245,818
Series MTN, 5.25%, 5/24/2041	240,000	279,792

Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	164,000	166,544
Fifth Third Bancorp 8.25%, 3/1/2038	136,000	193,187
First Republic Bank/CA 4.38%, 8/1/2046	50,000	47,823
Goldman Sachs Capital I 6.35%, 2/15/2034	154,000	184,007
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	648,000	683,206
5.15%, 5/22/2045	250,000	262,528
6.13%, 2/15/2033	389,000	470,079
6.25%, 2/1/2041	365,000	459,378
6.45%, 5/1/2036	272,000	324,191
6.75%, 10/1/2037	804,000	991,975
Series MTN, 4.80%, 7/8/2044	219,000	231,709
HSBC Bank USA NA:
5.63%, 8/15/2035	129,000	150,295
5.88%, 11/1/2034	250,000	298,560
HSBC Holdings PLC:
5.25%, 3/14/2044	367,000	395,685
6.10%, 1/14/2042	94,000	117,386
6.50%, 5/2/2036	307,000	377,153
6.50%, 9/15/2037	153,000	188,592
6.80%, 6/1/2038	129,000	164,907
7.63%, 5/17/2032	124,000	162,708
HSBC USA, Inc. 7.20%, 7/15/2097	100,000	134,486
JPMorgan Chase & Co.:
3.63%, 12/1/2027	75,000	72,709
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	310,000	313,013
4.25%, 10/1/2027	112,000	114,826
4.85%, 2/1/2044	457,000	505,561
4.95%, 6/1/2045	352,000	370,395
5.40%, 1/6/2042	224,000	260,107
5.50%, 10/15/2040	413,000	484,325
5.60%, 7/15/2041	154,000	183,973
5.63%, 8/16/2043	116,000	132,289
6.40%, 5/15/2038	310,000	400,514
Lloyds Banking Group PLC 5.30%, 12/1/2045	25,000	26,458
Morgan Stanley:
3.95%, 4/23/2027	474,000	469,089
4.30%, 1/27/2045	350,000	345,789
4.38%, 1/22/2047	530,000	530,758
6.38%, 7/24/2042	244,000	311,178
7.25%, 4/1/2032	44,000	59,801
Series MTN, 6.25%, 8/9/2026	43,000	51,054
Regions Bank 6.45%, 6/26/2037	54,000	61,339
Regions Financial Corp. 7.38%, 12/10/2037	50,000	62,121
Wachovia Corp.:
5.50%, 8/1/2035	35,000	39,417
7.50%, 4/15/2035	43,000	56,445
7.57%, 8/1/2026 (d)	89,000	112,784
Wells Fargo & Co.:
3.90%, 5/1/2045	502,000	480,901
4.40%, 6/14/2046	150,000	145,209
4.65%, 11/4/2044	757,000	761,746
5.38%, 2/7/2035	64,000	73,928

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.38%, 11/2/2043	$529,000	$589,396
5.61%, 1/15/2044	166,000	189,858
Series GMTN, 4.30%, 7/22/2027	399,000	414,449
Series GMTN, 4.90%, 11/17/2045	502,000	524,354
Wells Fargo Bank NA:
5.85%, 2/1/2037	114,000	137,297
5.95%, 8/26/2036	235,000	284,080
6.60%, 1/15/2038	57,000	74,737
Wells Fargo Capital 5.95%, 12/1/2086	69,000	74,183

		23,016,558

BEVERAGES — 3.0%
Anheuser-Busch Cos. LLC:
5.95%, 1/15/2033	124,000	151,120
6.45%, 9/1/2037	75,000	98,897
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	120,000	124,937
4.70%, 2/1/2036	886,000	936,405
4.90%, 2/1/2046	2,490,000	2,687,930
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	348,000	318,253
6.38%, 1/15/2040	140,000	183,585
8.00%, 11/15/2039	64,000	95,741
8.20%, 1/15/2039	47,000	71,458
Brown-Forman Corp. 4.50%, 7/15/2045	77,000	80,620
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	79,000	87,497
Diageo Capital PLC:
3.88%, 4/29/2043	64,000	61,496
5.88%, 9/30/2036	89,000	109,776
Diageo Investment Corp. 7.45%, 4/15/2035	64,000	89,525
Dr Pepper Snapple Group, Inc.:
3.43%, 6/15/2027	70,000	69,785
4.42%, 12/15/2046	50,000	50,085
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	86,000	84,064
Molson Coors Brewing Co.:
4.20%, 7/15/2046	210,000	197,257
5.00%, 5/1/2042	184,000	193,991
Pepsi-Cola Metropolitan Bottling Co., Inc.:
5.50%, 5/15/2035	64,000	75,451
Series B, 7.00%, 3/1/2029	172,000	234,209
PepsiCo, Inc.:
3.45%, 10/6/2046	140,000	126,493
4.00%, 3/5/2042	43,000	42,625
4.25%, 10/22/2044	151,000	155,009
4.45%, 4/14/2046	211,000	224,356
4.88%, 11/1/2040	174,000	195,164
5.50%, 1/15/2040	244,000	295,423

		7,041,152

BIOTECHNOLOGY — 2.1%
Amgen, Inc.:
4.40%, 5/1/2045	674,000	655,856
4.66%, 6/15/2051	437,000	436,572
4.95%, 10/1/2041	24,000	25,142
5.15%, 11/15/2041	112,000	119,824
5.65%, 6/15/2042	124,000	141,076

5.75%, 3/15/2040	94,000	106,949
6.38%, 6/1/2037	107,000	130,397
6.40%, 2/1/2039	64,000	79,169
6.90%, 6/1/2038	94,000	119,641
Biogen, Inc. 5.20%, 9/15/2045	267,000	288,411
Celgene Corp.:
4.63%, 5/15/2044	164,000	162,348
5.00%, 8/15/2045	475,000	497,240
5.25%, 8/15/2043	30,000	31,747
Genentech, Inc. 5.25%, 7/15/2035	100,000	116,976
Gilead Sciences, Inc.:
2.95%, 3/1/2027	300,000	284,028
4.00%, 9/1/2036	35,000	33,276
4.15%, 3/1/2047	175,000	162,764
4.50%, 2/1/2045	159,000	155,944
4.60%, 9/1/2035	86,000	88,540
4.75%, 3/1/2046	366,000	373,320
4.80%, 4/1/2044	650,000	666,341
5.65%, 12/1/2041	204,000	232,864

		4,908,425

CHEMICALS — 1.7%
Agrium, Inc.:
4.13%, 3/15/2035	73,000	70,143
4.90%, 6/1/2043	64,000	66,503
5.25%, 1/15/2045	21,000	22,758
6.13%, 1/15/2041	77,000	90,396
Albemarle Corp. 5.45%, 12/1/2044	64,000	70,614
Dow Chemical Co.:
4.25%, 10/1/2034	25,000	24,900
4.38%, 11/15/2042	94,000	92,985
4.63%, 10/1/2044	160,000	163,365
5.25%, 11/15/2041	100,000	109,983
7.38%, 11/1/2029	124,000	168,264
9.40%, 5/15/2039	86,000	135,600
Eastman Chemical Co. 4.65%, 10/15/2044	175,000	176,260
Ecolab, Inc. 5.50%, 12/8/2041	162,000	191,445
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	64,000	62,425
4.90%, 1/15/2041	64,000	69,167
5.60%, 12/15/2036	64,000	73,830
Lubrizol Corp. 6.50%, 10/1/2034	120,000	154,338
LYB International Finance B.V.:
4.88%, 3/15/2044	123,000	127,705
5.25%, 7/15/2043	102,000	110,914
LyondellBasell Industries NV 4.63%, 2/26/2055	597,000	561,395
Methanex Corp. 5.65%, 12/1/2044	64,000	60,880
Monsanto Co.:
3.95%, 4/15/2045	164,000	148,194
4.20%, 7/15/2034	86,000	84,783
4.65%, 11/15/2043	94,000	95,034
4.70%, 7/15/2064	64,000	59,725
5.88%, 4/15/2038	164,000	189,825
Mosaic Co.:
5.45%, 11/15/2033	47,000	49,207
5.63%, 11/15/2043	122,000	125,454

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	$94,000	$107,463
Praxair, Inc. 3.55%, 11/7/2042	64,000	61,020
Rohm&Haas Co. 7.85%, 7/15/2029	134,000	185,786
RPM International, Inc. 5.25%, 6/1/2045	89,000	96,211
Sherwin-Williams Co.:
4.00%, 12/15/2042	90,000	82,009
4.55%, 8/1/2045	50,000	49,967
Westlake Chemical Corp. 5.00%, 8/15/2046 (e)	50,000	51,070

		3,989,618

COMMERCIAL SERVICES — 0.8%
California Institute of Technology 4.32%, 8/1/2045	73,000	77,587
Catholic Health Initiatives 4.35%, 11/1/2042	74,000	62,831
Cleveland Clinic Foundation 4.86%, 1/1/2114	43,000	41,606
George Washington University 4.87%, 9/15/2045	94,000	100,856
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	64,000	65,354
Massachusetts Institute of Technology:
3.89%, 7/1/2116	20,000	16,983
3.96%, 7/1/2038	56,000	58,683
4.68%, 7/1/2114	64,000	66,294
5.60%, 7/1/2111	192,000	235,882
Northwestern University 3.87%, 12/1/2048	64,000	64,764
President and Fellows of Harvard College:
3.15%, 7/15/2046	150,000	138,523
3.30%, 7/15/2056	150,000	138,507
Princeton University 5.70%, 3/1/2039	64,000	83,317
S&P Global, Inc. 6.55%, 11/15/2037	214,000	254,728
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	51,000	48,840
University of Southern California 3.03%, 10/1/2039	150,000	134,954
Verisk Analytics, Inc. 5.50%, 6/15/2045	64,000	69,279
Western Union Co. 6.20%, 11/17/2036	94,000	96,056
William Marsh Rice University 3.57%, 5/15/2045	129,000	125,054

		1,880,098

CONSTRUCTION MATERIALS — 0.4%
Johnson Controls International PLC:
4.50%, 2/15/2047	20,000	20,315
4.95%, 7/2/2064 (d)	86,000	87,601
5.13%, 9/14/2045	280,000	308,921
6.00%, 1/15/2036	94,000	112,457
Lafarge SA 7.13%, 7/15/2036	200,000	246,150
Masco Corp. 7.75%, 8/1/2029	40,000	51,178
Owens Corning 7.00%, 12/1/2036	107,000	130,743

		957,365

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	50,000	47,172

4.60%, 6/15/2045	144,000	155,477

		202,649

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Air Lease Corp. 3.63%, 4/1/2027	70,000	68,525
American Express Co. 4.05%, 12/3/2042	144,000	140,956
AXA Financial, Inc. 7.00%, 4/1/2028	86,000	106,901
CME Group, Inc. 5.30%, 9/15/2043	94,000	112,281
Credit Suisse USA, Inc. 7.13%, 7/15/2032	112,000	150,769
GE Capital International Funding Co. 4.42%, 11/15/2035	2,205,000	2,329,208
General Electric Co.:
Series A, 6.75%, 3/15/2032	229,000	308,529
Series GMTN, 6.15%, 8/7/2037	223,000	288,669
Series GMTN, 6.88%, 1/10/2039	288,000	407,955
Series MTN, 5.88%, 1/14/2038	435,000	549,018
Invesco Finance PLC 5.38%, 11/30/2043	94,000	106,443
Jefferies Group LLC:
6.25%, 1/15/2036	64,000	67,142
6.45%, 6/8/2027	64,000	72,174
Lazard Group LLC 3.63%, 3/1/2027	50,000	48,726
Legg Mason, Inc. 5.63%, 1/15/2044	115,000	116,931
Mastercard, Inc. 3.80%, 11/21/2046	50,000	49,110
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	50,000	51,728
Series C, 8.00%, 3/1/2032	94,000	135,008
Raymond James Financial, Inc. 4.95%, 7/15/2046	35,000	34,419
Visa, Inc.:
4.15%, 12/14/2035	287,000	300,265
4.30%, 12/14/2045	590,000	619,494

		6,064,251

ELECTRIC — 10.8%
AEP Transmission Co. LLC 4.00%, 12/1/2046 (e)	250,000	248,710
Alabama Power Co.:
3.75%, 3/1/2045	64,000	60,091
4.15%, 8/15/2044	73,000	72,260
4.30%, 1/2/2046	43,000	43,927
6.00%, 3/1/2039	64,000	77,913
Ameren Illinois Co.:
4.15%, 3/15/2046	143,000	147,326
4.80%, 12/15/2043	64,000	70,576
Appalachian Power Co. 7.00%, 4/1/2038	99,000	133,186
Arizona Public Service Co.:
3.75%, 5/15/2046	50,000	46,745
4.35%, 11/15/2045	100,000	103,692
4.50%, 4/1/2042	154,000	162,282
Berkshire Hathaway Energy Co.:
6.13%, 4/1/2036	496,000	619,469
6.50%, 9/15/2037	200,000	260,126
8.48%, 9/15/2028	172,000	249,152
Black Hills Corp.:
3.15%, 1/15/2027	75,000	71,478
4.20%, 9/15/2046	50,000	47,116

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CenterPoint Energy Houston Electric LLC:
4.50%, 4/1/2044	$50,000	$54,677
Series AA, 3.00%, 2/1/2027	100,000	98,648
Cleco Corporate Holdings LLC 4.97%, 5/1/2046 (e)	35,000	36,062
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	49,626
4.70%, 3/31/2043	16,000	16,416
Commonwealth Edison Co.:
3.65%, 6/15/2046	100,000	93,697
3.70%, 3/1/2045	30,000	28,183
3.80%, 10/1/2042	64,000	61,333
4.60%, 8/15/2043	47,000	50,966
4.70%, 1/15/2044	64,000	69,948
5.90%, 3/15/2036	86,000	105,827
6.45%, 1/15/2038	100,000	131,049
Connecticut Light & Power Co. 4.30%, 4/15/2044	64,000	65,190
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	400,000	384,216
3.95%, 3/1/2043	120,000	116,896
4.45%, 3/15/2044	202,000	213,195
4.50%, 12/1/2045	43,000	45,694
5.70%, 6/15/2040	30,000	36,616
Series 06-B, 6.20%, 6/15/2036	64,000	80,800
Series 06-E, 5.70%, 12/1/2036	81,000	96,253
Series 08-B, 6.75%, 4/1/2038	47,000	63,547
Series 09-C, 5.50%, 12/1/2039	112,000	132,158
Series 12-A, 4.20%, 3/15/2042	47,000	47,441
Series C, 4.30%, 12/1/2056	100,000	100,255
Consumers Energy Co.:
3.25%, 8/15/2046	150,000	133,808
3.95%, 7/15/2047	200,000	202,154
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	51,154
Dominion Resources, Inc.:
4.70%, 12/1/2044	64,000	65,932
Series B, 5.95%, 6/15/2035	94,000	109,880
Series C, 4.05%, 9/15/2042	30,000	27,995
Series C, 4.90%, 8/1/2041	43,000	45,252
Series E, 6.30%, 3/15/2033	50,000	59,552
Series F, 5.25%, 8/1/2033	117,000	128,041
DTE Electric Co.:
3.70%, 3/15/2045	89,000	85,453
3.70%, 6/1/2046	100,000	95,898
4.30%, 7/1/2044	47,000	49,304
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	43,000	41,127
3.88%, 3/15/2046	50,000	48,783
4.00%, 9/30/2042	112,000	111,259
4.25%, 12/15/2041	86,000	88,636
5.30%, 2/15/2040	64,000	75,198
6.00%, 1/15/2038	143,000	178,884
6.05%, 4/15/2038	94,000	118,883
6.45%, 10/15/2032	64,000	82,416
Series A, 6.00%, 12/1/2028	99,000	120,892
Duke Energy Corp. 3.75%, 9/1/2046	475,000	426,612

Duke Energy Florida LLC:
6.35%, 9/15/2037	64,000	84,155
6.40%, 6/15/2038	100,000	131,418
Duke Energy Indiana LLC:
3.75%, 5/15/2046	100,000	94,566
6.35%, 8/15/2038	124,000	161,938
6.45%, 4/1/2039	112,000	147,327
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	13,073
Duke Energy Progress LLC:
4.10%, 3/15/2043	64,000	64,127
4.15%, 12/1/2044	245,000	247,423
4.20%, 8/15/2045	844,000	858,390
4.38%, 3/30/2044	51,000	53,499
El Paso Electric Co.:
5.00%, 12/1/2044	50,000	50,172
6.00%, 5/15/2035	21,000	24,169
Emera US Finance L.P. 4.75%, 6/15/2046	420,000	423,780
Entergy Louisiana LLC:
3.05%, 6/1/2031	50,000	47,041
3.25%, 4/1/2028	125,000	123,459
4.95%, 1/15/2045	135,000	137,093
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	47,429
Exelon Corp.:
4.45%, 4/15/2046	50,000	49,570
5.10%, 6/15/2045	90,000	96,859
5.63%, 6/15/2035	124,000	141,514
Series WI, 4.95%, 6/15/2035	120,000	126,620
Exelon Generation Co. LLC:
5.60%, 6/15/2042	129,000	122,305
6.25%, 10/1/2039	450,000	466,835
FirstEnergy Corp. Series C, 7.38%, 11/15/2031	200,000	259,902
Florida Power & Light Co.:
4.05%, 10/1/2044	64,000	65,110
4.13%, 2/1/2042	94,000	95,798
5.25%, 2/1/2041	124,000	146,170
5.69%, 3/1/2040	273,000	338,755
5.95%, 2/1/2038	77,000	97,207
Georgia Power Co.:
4.30%, 3/15/2042	320,000	307,738
4.30%, 3/15/2043	124,000	118,962
5.40%, 6/1/2040	30,000	33,209
5.95%, 2/1/2039	86,000	100,224
Series 10-C, 4.75%, 9/1/2040	112,000	116,455
Great Plains Energy, Inc.:
3.90%, 4/1/2027	100,000	101,073
4.85%, 4/1/2047	88,000	90,449
Iberdrola International B.V. 6.75%, 7/15/2036	64,000	79,993
Indiana Michigan Power Co.:
6.05%, 3/15/2037	30,000	36,168
Series K, 4.55%, 3/15/2046	30,000	31,388
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	46,092
6.25%, 7/15/2039	30,000	37,994

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Jersey Central Power & Light Co. 6.15%, 6/1/2037	$64,000	$74,113
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	930	993
Kansas City Power & Light Co.:
5.30%, 10/1/2041	73,000	77,510
Series B, 6.05%, 11/15/2035	30,000	36,071
Kentucky Utilities Co. 5.13%, 11/1/2040	602,000	697,242
MidAmerican Energy Co.:
3.10%, 5/1/2027	25,000	24,882
3.95%, 8/1/2047	50,000	49,636
4.25%, 5/1/2046	64,000	66,072
4.80%, 9/15/2043	167,000	184,530
5.75%, 11/1/2035	64,000	77,948
6.75%, 12/30/2031	64,000	86,406
Nevada Power Co.:
5.38%, 9/15/2040	47,000	54,145
5.45%, 5/15/2041	124,000	143,480
Series N, 6.65%, 4/1/2036	43,000	56,649
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	31,534
5.65%, 2/1/2045	94,000	109,539
5.95%, 6/15/2041	124,000	146,714
Northern States Power Co.:
4.00%, 8/15/2045	30,000	30,104
4.13%, 5/15/2044	43,000	43,833
5.35%, 11/1/2039	30,000	35,683
6.25%, 6/1/2036	39,000	50,379
NorthWestern Corp. 4.18%, 11/15/2044	64,000	63,767
NSTAR Electric Co. 5.50%, 3/15/2040	64,000	76,698
Oglethorpe Power Corp.: 4.25%, 4/1/2046	25,000	23,345
4.55%, 6/1/2044	162,000	157,752
5.25%, 9/1/2050	200,000	216,650
5.38%, 11/1/2040	39,000	43,796
5.95%, 11/1/2039	30,000	35,656
Ohio Edison Co. 6.88%, 7/15/2036	80,000	103,014
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	50,000	49,963
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	28,445
5.25%, 9/30/2040	30,000	34,726
5.30%, 6/1/2042	94,000	111,304
7.25%, 1/15/2033	64,000	87,087
7.50%, 9/1/2038	77,000	110,690
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	17,181
4.00%, 12/1/2046 (f)	200,000	197,114
4.30%, 3/15/2045	43,000	44,198
4.45%, 4/15/2042	99,000	104,004
4.60%, 6/15/2043	77,000	82,003
4.75%, 2/15/2044	86,000	94,058
5.13%, 11/15/2043	74,000	84,466
5.40%, 1/15/2040	274,000	323,802
5.80%, 3/1/2037	3,000	3,691

6.05%, 3/1/2034	374,000	468,596
6.25%, 3/1/2039	64,000	82,527
6.35%, 2/15/2038	224,000	287,726
PacifiCorp:
6.00%, 1/15/2039	124,000	157,439
6.10%, 8/1/2036	30,000	37,955
6.25%, 10/15/2037	124,000	160,566
PECO Energy Co.:
4.15%, 10/1/2044	30,000	30,358
5.95%, 10/1/2036	64,000	78,500
Potomac Electric Power Co.:
4.15%, 3/15/2043	94,000	95,281
7.90%, 12/15/2038	64,000	95,185
PPL Capital Funding, Inc. 4.70%, 6/1/2043	64,000	65,132
PPL Electric Utilities Corp. 6.25%, 5/15/2039	30,000	38,651
Progress Energy, Inc.:
7.00%, 10/30/2031	145,000	190,379
7.75%, 3/1/2031	56,000	77,921
Public Service Co. of Colorado:
3.55%, 6/15/2046	50,000	45,486
3.60%, 9/15/2042	124,000	116,665
4.30%, 3/15/2044	64,000	66,993
Series 17, 6.25%, 9/1/2037	64,000	82,779
Public Service Electric & Gas Co.:
5.80%, 5/1/2037	64,000	79,183
Series MTN, 3.80%, 3/1/2046	150,000	147,038
Series MTN, 3.95%, 5/1/2042	90,000	89,847
Series MTN, 4.15%, 11/1/2045	94,000	95,209
Series MTN, 5.50%, 3/1/2040	43,000	51,680
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	64,000	66,300
5.64%, 4/15/2041	55,000	66,849
5.76%, 10/1/2039	64,000	77,613
5.80%, 3/15/2040	34,000	41,296
6.27%, 3/15/2037	30,000	38,021
7.02%, 12/1/2027	64,000	82,244
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	47,000	48,703
4.50%, 8/15/2040	73,000	78,658
5.35%, 5/15/2040	100,000	118,270
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	46,392
4.35%, 2/1/2042	64,000	61,614
4.50%, 6/1/2064	99,000	95,785
4.60%, 6/15/2043	117,000	117,034
5.30%, 5/15/2033	30,000	33,075
5.45%, 2/1/2041	130,000	144,892
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	826	836
Southern California Edison Co.:
3.90%, 12/1/2041	39,000	37,888
4.00%, 4/1/2047	245,000	246,049
4.50%, 9/1/2040	142,000	151,469
4.65%, 10/1/2043	99,000	108,941
6.00%, 1/15/2034	64,000	79,937
6.65%, 4/1/2029	124,000	156,084
Series 04-G, 5.75%, 4/1/2035	130,000	157,121

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 05-B, 5.55%, 1/15/2036	$30,000	$35,653
Series 05-E, 5.35%, 7/15/2035	186,000	217,454
Series 06-E, 5.55%, 1/15/2037	30,000	35,875
Series 13-A, 3.90%, 3/15/2043	30,000	29,586
Series C, 3.60%, 2/1/2045	64,000	59,962
Southern Co.:
4.25%, 7/1/2036	560,000	543,166
4.40%, 7/1/2046	250,000	238,620
Southern Power Co.:
5.15%, 9/15/2041	110,000	111,400
Series F, 4.95%, 12/15/2046	250,000	248,238
Southwestern Electric Power Co.:
6.20%, 3/15/2040	100,000	123,584
Series J, 3.90%, 4/1/2045	64,000	60,596
Southwestern Public Service Co. 6.00%, 10/1/2036	225,000	271,413
Tampa Electric Co.:
4.10%, 6/15/2042	25,000	24,358
4.35%, 5/15/2044	30,000	29,821
6.55%, 5/15/2036	30,000	37,756
Toledo Edison Co. 6.15%, 5/15/2037	7,000	8,382
TransAlta Corp. 6.50%, 3/15/2040	64,000	58,320
Union Electric Co.:
3.65%, 4/15/2045	60,000	55,969
8.45%, 3/15/2039	64,000	99,569
Virginia Electric & Power Co.:
4.00%, 1/15/2043	89,000	87,771
4.45%, 2/15/2044	94,000	99,395
8.88%, 11/15/2038	164,000	264,347
Series A, 6.00%, 5/15/2037	55,000	68,292
Series B, 4.20%, 5/15/2045	43,000	43,509
Series C, 4.00%, 11/15/2046	110,000	108,449
Series D, 4.65%, 8/15/2043	74,000	80,434
Westar Energy, Inc.:
3.10%, 4/1/2027	200,000	196,694
4.10%, 4/1/2043	55,000	54,882
4.13%, 3/1/2042	64,000	63,726
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	30,000	27,931
4.25%, 6/1/2044	133,000	133,900
Wisconsin Power & Light Co. 6.38%, 8/15/2037	30,000	38,972
Wisconsin Public Service Corp. 4.75%, 11/1/2044	79,000	87,569
Xcel Energy, Inc. 4.80%, 9/15/2041	130,000	133,800

		25,401,737

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co. 6.13%, 4/15/2039	75,000	95,575

ELECTRONICS — 0.3%
Corning, Inc.:
4.75%, 3/15/2042	190,000	190,275
5.75%, 8/15/2040	47,000	53,470
Fortive Corp. 4.30%, 6/15/2046 (e)	75,000	74,385
Honeywell International, Inc.:
5.70%, 3/15/2036	64,000	79,458
5.70%, 3/15/2037	64,000	80,172
Series 30, 5.38%, 3/1/2041	64,000	77,457

Koninklijke Philips NV:
5.00%, 3/15/2042	51,000	53,235
6.88%, 3/11/2038	86,000	109,659

		718,111

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 4.38%, 5/8/2042	39,000	40,794

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 6.20%, 3/1/2040	150,000	188,679
Waste Management, Inc.:
3.90%, 3/1/2035	102,000	101,417
4.10%, 3/1/2045	67,000	67,027
6.13%, 11/30/2039	43,000	54,805

		411,928

FOOD — 1.9%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	79,096
Campbell Soup Co. 3.80%, 8/2/2042	37,000	34,209
Conagra Brands, Inc.:
7.00%, 10/1/2028	30,000	37,247
8.25%, 9/15/2030	81,000	108,943
General Mills, Inc.:
3.20%, 2/10/2027	100,000	97,905
4.15%, 2/15/2043	30,000	28,965
5.40%, 6/15/2040	94,000	106,589
Hershey Co. 3.38%, 8/15/2046	50,000	44,691
JM Smucker Co.:
4.25%, 3/15/2035	74,000	74,513
4.38%, 3/15/2045	47,000	46,853
Kellogg Co.:
3.25%, 4/1/2026	65,000	63,556
4.50%, 4/1/2046	50,000	49,063
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	144,000	164,101
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	475,000	445,298
5.00%, 7/15/2035	392,000	407,425
5.00%, 6/4/2042	383,000	389,189
5.20%, 7/15/2045	169,000	176,346
6.50%, 2/9/2040	154,000	184,284
6.88%, 1/26/2039	129,000	160,650
Kroger Co.:
3.88%, 10/15/2046	25,000	22,468
4.45%, 2/1/2047	250,000	245,275
5.40%, 7/15/2040	94,000	103,234
6.90%, 4/15/2038	130,000	168,401
7.50%, 4/1/2031	133,000	177,837
Sysco Corp.:
4.50%, 4/1/2046	450,000	448,119
4.85%, 10/1/2045	51,000	53,205
5.38%, 9/21/2035	85,000	95,038
Tyson Foods, Inc.:
4.88%, 8/15/2034	256,000	262,720
5.15%, 8/15/2044	30,000	31,500
Unilever Capital Corp. 5.90%, 11/15/2032	173,000	221,717

		4,528,437

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

FOREST PRODUCTS & PAPER — 0.5%
Georgia-Pacific LLC:
7.75%, 11/15/2029	$64,000	$88,115
8.88%, 5/15/2031	86,000	131,058
International Paper Co.:
3.00%, 2/15/2027	50,000	46,831
4.40%, 8/15/2047	425,000	401,591
4.80%, 6/15/2044	98,000	97,375
5.15%, 5/15/2046	25,000	26,109
6.00%, 11/15/2041	64,000	73,602
7.30%, 11/15/2039	177,000	229,997
8.70%, 6/15/2038	124,000	177,166

		1,271,844

GAS — 0.6%
Atmos Energy Corp.:
4.13%, 10/15/2044	73,000	72,972
4.15%, 1/15/2043	16,000	16,068
5.50%, 6/15/2041	30,000	35,352
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	86,000	100,817
6.63%, 11/1/2037	64,000	77,562
Dominion Gas Holdings LLC:
4.60%, 12/15/2044	43,000	43,190
4.80%, 11/1/2043	88,000	91,075
KeySpan Corp. 5.80%, 4/1/2035	107,000	120,129
ONE Gas, Inc. 4.66%, 2/1/2044	81,000	84,354
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	22,239
4.65%, 8/1/2043	17,000	17,559
Sempra Energy 6.00%, 10/15/2039	114,000	135,932
Southern California Gas Co. 3.75%, 9/15/2042	30,000	29,117
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	200,000	181,162
4.40%, 6/1/2043	34,000	33,308
5.88%, 3/15/2041	107,000	124,469
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	93,238

		1,278,543

HAND & MACHINE TOOLS — 0.0% (a)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	32,624

HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories:
4.75%, 11/30/2036	250,000	257,410
4.75%, 4/15/2043	62,000	62,666
4.90%, 11/30/2046	300,000	310,509
Baxter International, Inc. 3.50%, 8/15/2046	170,000	145,700
Becton Dickinson and Co.:
4.69%, 12/15/2044	289,000	301,592
6.00%, 5/15/2039	64,000	75,003
Boston Scientific Corp. 7.38%, 1/15/2040	95,000	118,942
Covidien International Finance SA 6.55%, 10/15/2037	94,000	121,421
Danaher Corp. 4.38%, 9/15/2045	56,000	59,008

Medtronic Global Holdings SCA 3.35%, 4/1/2027	100,000	100,916
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	97,208
4.38%, 3/15/2035	404,000	422,891
4.50%, 3/15/2042	64,000	66,978
4.63%, 3/15/2044	124,000	132,255
4.63%, 3/15/2045	687,000	736,903
5.55%, 3/15/2040	94,000	109,187
Stryker Corp.:
4.10%, 4/1/2043	190,000	179,299
4.63%, 3/15/2046	115,000	118,571
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	36,000	40,490
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	50,000	47,315

		3,504,264

HEALTH CARE SERVICES — 2.3%
Aetna, Inc.:
4.13%, 11/15/2042	64,000	62,927
4.50%, 5/15/2042	56,000	58,140
6.63%, 6/15/2036	111,000	144,220
6.75%, 12/15/2037	224,000	299,925
Anthem, Inc.:
4.63%, 5/15/2042	129,000	130,811
4.65%, 1/15/2043	129,000	131,433
4.65%, 8/15/2044	354,000	360,128
5.85%, 1/15/2036	124,000	142,741
5.95%, 12/15/2034	8,000	9,289
6.38%, 6/15/2037	137,000	168,136
Ascension Health 4.85%, 11/15/2053	114,000	126,035
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	47,483
4.19%, 11/15/2045	99,000	97,816
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	65,813
Cigna Corp.:
5.38%, 2/15/2042	164,000	189,946
5.88%, 3/15/2041	64,000	77,539
7.88%, 5/15/2027	64,000	84,900
Dignity Health 5.27%, 11/1/2064	39,000	38,055
Humana, Inc.:
4.63%, 12/1/2042	116,000	117,160
4.80%, 3/15/2047	40,000	41,999
4.95%, 10/1/2044	94,000	99,014
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	70,000	67,032
Kaiser Foundation Hospitals 4.88%, 4/1/2042	130,000	144,102
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	152,000	147,081
Mayo Clinic Series 2013, 4.00%, 11/15/2047	64,000	62,559
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	136,000	134,036
New York and Presbyterian Hospital:
3.56%, 8/1/2036	50,000	46,655
4.02%, 8/1/2045	124,000	121,213
4.06%, 8/1/2056	50,000	46,701

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Northwell Healthcare, Inc. 3.98%, 11/1/2046	$100,000	$91,567
NYU Hospitals Center 4.78%, 7/1/2044	99,000	103,356
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	50,000	46,525
Quest Diagnostics, Inc. 4.70%, 3/30/2045	94,000	94,451
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	46,862
Texas Health Resources 4.33%, 11/15/2055	56,000	56,452
UnitedHealth Group, Inc.:
3.38%, 4/15/2027	200,000	201,940
3.95%, 10/15/2042	43,000	41,743
4.20%, 1/15/2047	80,000	80,989
4.25%, 3/15/2043	94,000	95,636
4.25%, 4/15/2047	156,000	159,836
4.38%, 3/15/2042	124,000	127,964
4.63%, 7/15/2035	43,000	46,720
4.63%, 11/15/2041	64,000	67,896
4.75%, 7/15/2045	354,000	389,329
5.70%, 10/15/2040	64,000	77,612
5.80%, 3/15/2036	130,000	159,223
5.95%, 2/15/2041	64,000	80,499
6.50%, 6/15/2037	24,000	31,411
6.63%, 11/15/2037	64,000	85,217
6.88%, 2/15/2038	120,000	163,208

		5,511,325

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
4.50%, 6/1/2046	35,000	34,867
5.15%, 3/1/2043	30,000	32,146

		67,013

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	214,000	218,954
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	95,000	95,118
4.38%, 6/15/2045	64,000	66,234
6.00%, 5/15/2037	30,000	36,053
Procter & Gamble Co.:
2.45%, 11/3/2026	250,000	239,090
5.55%, 3/5/2037	104,000	135,505

		790,954

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
3.20%, 7/30/2046	25,000	21,908
3.70%, 6/1/2043	107,000	100,476
6.63%, 8/1/2037	114,000	155,856

		278,240

HOUSEWARES — 0.2%
Newell Brands, Inc.:
5.38%, 4/1/2036	95,000	106,690
5.50%, 4/1/2046	266,000	302,069

		408,759

INSURANCE — 3.7%
Aflac, Inc.:
4.00%, 10/15/2046	50,000	47,094
6.45%, 8/15/2040	33,000	42,042
Alleghany Corp. 4.90%, 9/15/2044	77,000	78,097
Allstate Corp.:
4.20%, 12/15/2046	100,000	101,559
4.50%, 6/15/2043	79,000	84,075
5.35%, 6/1/2033	130,000	147,952
5.55%, 5/9/2035	137,000	162,324
American International Group, Inc.:
3.88%, 1/15/2035	374,000	341,469
4.38%, 1/15/2055	86,000	76,432
4.50%, 7/16/2044	664,000	632,228
4.80%, 7/10/2045	64,000	63,713
Aon Corp. 8.21%, 1/1/2027	86,000	108,338
Aon PLC:
4.45%, 5/24/2043	64,000	60,257
4.75%, 5/15/2045	94,000	93,973
Arch Capital Finance LLC 5.03%, 12/15/2046	100,000	106,426
Arch Capital Group US, Inc. 5.14%, 11/1/2043	224,000	238,058
Assurant, Inc. 6.75%, 2/15/2034	30,000	35,621
AXA SA 8.60%, 12/15/2030	73,000	101,195
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	94,000	96,480
4.40%, 5/15/2042	86,000	89,965
5.75%, 1/15/2040	80,000	99,594
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	17,000	18,158
Chubb Corp.:
6.00%, 5/11/2037	134,000	169,010
Series 1, 6.50%, 5/15/2038	100,000	133,619
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	44,000	44,766
4.35%, 11/3/2045	176,000	185,620
6.70%, 5/15/2036	30,000	40,294
Cincinnati Financial Corp. 6.92%, 5/15/2028	64,000	80,868
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	30,000	36,791
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	64,000	63,733
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	86,000	83,343
5.95%, 10/15/2036	64,000	73,674
6.63%, 3/30/2040	30,000	38,054
Lincoln National Corp.:
6.30%, 10/9/2037	94,000	113,103
7.00%, 6/15/2040	64,000	82,550
Loews Corp. 4.13%, 5/15/2043	86,000	82,346
Manulife Financial Corp.:
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (c)	100,000	100,158
5.38%, 3/4/2046	150,000	174,023
Markel Corp. 5.00%, 4/5/2046	50,000	51,783
Marsh & McLennan Cos., Inc.:
4.35%, 1/30/2047	45,000	45,506
5.88%, 8/1/2033	30,000	36,218

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MetLife, Inc.:
4.05%, 3/1/2045	$325,000	$313,612
4.13%, 8/13/2042	86,000	84,021
4.60%, 5/13/2046	124,000	130,583
4.72%, 12/15/2044	107,000	113,728
4.88%, 11/13/2043	86,000	93,330
5.70%, 6/15/2035	114,000	136,322
5.88%, 2/6/2041	172,000	209,866
6.40%, 12/15/2066	150,000	164,475
6.50%, 12/15/2032	93,000	118,744
10.75%, 8/1/2069	99,000	153,472
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	103,525
Principal Financial Group, Inc.:
4.30%, 11/15/2046	100,000	99,881
4.63%, 9/15/2042	30,000	31,705
6.05%, 10/15/2036	94,000	113,985
Progressive Corp.:
4.35%, 4/25/2044	64,000	67,048
6.25%, 12/1/2032	112,000	142,342
Prudential Financial, Inc.:
5.10%, 8/15/2043	64,000	71,067
5.63%, 5/12/2041	77,000	90,568
6.63%, 12/1/2037	290,000	373,691
6.63%, 6/21/2040	30,000	39,091
Series B, 5.75%, 7/15/2033	47,000	55,030
Series C, 5.40%, 6/13/2035	30,000	34,039
Series MTN, 4.60%, 5/15/2044	124,000	130,614
Series MTN, 5.70%, 12/14/2036	77,000	90,601
Series MTN, 5.80%, 11/16/2041	50,000	60,194
Travelers Cos., Inc.:
3.75%, 5/15/2046	275,000	260,389
4.30%, 8/25/2045	64,000	66,762
4.60%, 8/1/2043	122,000	132,316
6.25%, 6/15/2037	286,000	370,493
Travelers Property Casualty Corp. 6.38%, 3/15/2033	30,000	38,048
Unum Group 5.75%, 8/15/2042	30,000	33,692
Voya Financial, Inc. 5.70%, 7/15/2043	89,000	98,679
WR Berkley Corp. 4.75%, 8/1/2044	94,000	93,265
XLIT, Ltd.:
5.50%, 3/31/2045	111,000	110,547
6.25%, 5/15/2027	64,000	74,588

		8,760,822

INTERNET — 0.3%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (f)	86,000	89,375
Amazon.com, Inc.:
4.80%, 12/5/2034	131,000	145,308
4.95%, 12/5/2044	349,000	395,002
eBay, Inc. 4.00%, 7/15/2042	74,000	62,952

		692,637

IRON/STEEL — 0.6%
Nucor Corp.:
5.20%, 8/1/2043	87,000	98,874
6.40%, 12/1/2037	64,000	80,946
Vale Overseas, Ltd.:
6.88%, 11/21/2036	534,000	573,382

6.88%, 11/10/2039	239,000	256,328
8.25%, 1/17/2034	94,000	111,860
Vale SA 5.63%, 9/11/2042	193,000	182,626

		1,304,016

IT SERVICES — 2.0%
Apple, Inc.:
3.45%, 2/9/2045	270,000	241,677
3.85%, 5/4/2043	527,000	504,602
3.85%, 8/4/2046	350,000	333,385
4.25%, 2/9/2047	470,000	477,280
4.38%, 5/13/2045	202,000	207,264
4.45%, 5/6/2044	153,000	158,785
4.50%, 2/23/2036	175,000	188,662
4.65%, 2/23/2046	505,000	540,769
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
8.10%, 7/15/2036 (e)	175,000	219,833
8.35%, 7/15/2046 (e)	415,000	535,985
Everett Spinco, Inc. 4.75%, 4/15/2027 (e)	100,000	102,146
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	324,000	338,535
6.35%, 10/15/2045	195,000	200,542
HP, Inc. 6.00%, 9/15/2041	129,000	132,282
International Business Machines Corp.:
4.00%, 6/20/2042	107,000	106,706
4.70%, 2/19/2046	120,000	131,626
5.60%, 11/30/2039	98,000	118,936
5.88%, 11/29/2032	114,000	143,425
6.22%, 8/1/2027	30,000	37,457
6.50%, 1/15/2028	30,000	38,308
Seagate HDD Cayman 5.75%, 12/1/2034	64,000	58,067

		4,816,272

LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	64,000	64,718

LODGING — 0.1%
Wyndham Worldwide Corp. 4.50%, 4/1/2027	175,000	176,934

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	458,000	434,404
4.30%, 5/15/2044 (f)	89,000	90,754
4.75%, 5/15/2064	17,000	17,978
5.20%, 5/27/2041	86,000	98,775
6.05%, 8/15/2036	64,000	79,299

		721,210

MACHINERY-DIVERSIFIED — 0.3%
Cummins, Inc. 4.88%, 10/1/2043	59,000	65,474
Deere & Co.:
3.90%, 6/9/2042	185,000	184,598
5.38%, 10/16/2029	30,000	36,065
7.13%, 3/3/2031	64,000	87,715
Xylem, Inc. 4.38%, 11/1/2046	300,000	297,117

		670,969

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MEDIA — 5.9%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	$115,000	$115,798
4.95%, 10/15/2045	284,000	293,838
5.40%, 10/1/2043	64,000	69,797
6.15%, 3/1/2037	150,000	177,042
6.15%, 2/15/2041	454,000	540,514
6.20%, 12/15/2034	120,000	142,310
6.40%, 12/15/2035	137,000	166,176
6.55%, 3/15/2033	94,000	113,899
6.90%, 8/15/2039	64,000	81,092
7.75%, 12/1/2045	147,000	203,626
Series WI, 4.75%, 11/15/2046 (b)	50,000	50,117
CBS Corp.:
4.60%, 1/15/2045	89,000	86,680
4.85%, 7/1/2042	64,000	64,502
5.50%, 5/15/2033	86,000	93,330
5.90%, 10/15/2040	64,000	72,800
7.88%, 7/30/2030	77,000	104,136
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.38%, 5/1/2047 (b) (e)	100,000	101,156
6.38%, 10/23/2035	314,000	355,997
6.48%, 10/23/2045	733,000	843,866
6.83%, 10/23/2055	39,000	45,191
Comcast Corp.:
2.35%, 1/15/2027	65,000	59,528
3.20%, 7/15/2036	100,000	88,724
3.30%, 2/1/2027	200,000	198,164
3.40%, 7/15/2046	317,000	271,422
4.20%, 8/15/2034	208,000	210,962
4.25%, 1/15/2033	343,000	353,239
4.50%, 1/15/2043	339,000	344,278
4.60%, 8/15/2045	200,000	206,314
4.65%, 7/15/2042	178,000	185,342
4.75%, 3/1/2044	99,000	104,259
5.65%, 6/15/2035	114,000	134,134
6.40%, 5/15/2038	214,000	272,499
6.40%, 3/1/2040	94,000	120,426
6.45%, 3/15/2037	247,000	314,806
6.50%, 11/15/2035	264,000	337,635
6.55%, 7/1/2039	86,000	111,056
6.95%, 8/15/2037	207,000	276,896
7.05%, 3/15/2033	164,000	217,841
Discovery Communications LLC 4.88%, 4/1/2043	250,000	225,690
Grupo Televisa SAB:
5.00%, 5/13/2045	114,000	104,234
6.13%, 1/31/2046	150,000	157,285
6.63%, 1/15/2040	99,000	107,990
Historic TW, Inc. 6.63%, 5/15/2029	554,000	671,841
NBCUniversal Media LLC:
4.45%, 1/15/2043	44,000	44,277
5.95%, 4/1/2041	186,000	226,113
6.40%, 4/30/2040	193,000	245,359
Thomson Reuters Corp.:
5.65%, 11/23/2043	64,000	71,219
5.85%, 4/15/2040	94,000	103,731

Time Warner Cable LLC:
4.50%, 9/15/2042	224,000	202,440
5.50%, 9/1/2041	139,000	142,649
5.88%, 11/15/2040	437,000	468,136
6.55%, 5/1/2037	113,000	129,244
6.75%, 6/15/2039	389,000	456,589
7.30%, 7/1/2038	104,000	128,440
Time Warner Cos., Inc. 6.95%, 1/15/2028	124,000	153,079
Time Warner Entertainment Co. L.P. (g) 8.38%, 7/15/2033	154,000	205,012
Time Warner, Inc.:
4.85%, 7/15/2045	92,000	89,641
4.90%, 6/15/2042	112,000	109,616
5.35%, 12/15/2043	66,000	68,134
6.10%, 7/15/2040	114,000	128,380
6.25%, 3/29/2041	169,000	194,538
6.50%, 11/15/2036	190,000	225,581
7.63%, 4/15/2031	265,000	353,685
7.70%, 5/1/2032	81,000	110,512
Viacom, Inc.:
4.38%, 3/15/2043	225,000	194,954
4.85%, 12/15/2034	86,000	83,092
4.88%, 6/15/2043	30,000	26,902
5.25%, 4/1/2044	64,000	62,566
5.85%, 9/1/2043	210,000	220,332
6.88%, 4/30/2036	74,000	84,732
Walt Disney Co.:
4.38%, 8/16/2041	30,000	31,801
Series B, 7.00%, 3/1/2032	185,000	255,755
Series E, 4.13%, 12/1/2041	195,000	199,573
Series GMTN, 4.13%, 6/1/2044	122,000	125,284
Series MTN, 3.00%, 7/30/2046	50,000	42,109

		13,979,907

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	94,000	91,422
4.38%, 6/15/2045	64,000	66,989
Valmont Industries, Inc. 5.25%, 10/1/2054	30,000	26,968

		185,379

MINING — 1.2%
Barrick Gold Corp. 5.25%, 4/1/2042	164,000	176,567
Barrick North America Finance LLC:
5.70%, 5/30/2041	106,000	120,013
5.75%, 5/1/2043	64,000	73,770
7.50%, 9/15/2038	163,000	206,937
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	172,000	171,868
5.00%, 9/30/2043	276,000	308,954
Goldcorp, Inc. 5.45%, 6/9/2044	64,000	67,985
Newmont Mining Corp.:
4.88%, 3/15/2042	94,000	93,941
5.88%, 4/1/2035	154,000	170,945
6.25%, 10/1/2039	56,000	64,962
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	64,000	70,645

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.13%, 12/15/2033	$69,000	$78,782
7.25%, 3/15/2031	64,000	77,922
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	43,000	42,644
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	30,000	34,275
7.13%, 7/15/2028	154,000	201,726
Southern Copper Corp.:
5.25%, 11/8/2042	154,000	150,547
5.88%, 4/23/2045	178,000	185,629
6.75%, 4/16/2040	375,000	422,674
7.50%, 7/27/2035	172,000	208,019

		2,928,805

MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
5.70%, 3/15/2037	164,000	204,011
Series MTN, 3.13%, 9/19/2046	50,000	44,100
Series MTN, 3.88%, 6/15/2044	135,000	133,454
Dover Corp. 5.38%, 3/1/2041	132,000	155,718
Eaton Corp.:
4.00%, 11/2/2032	74,000	74,835
4.15%, 11/2/2042	194,000	190,657
General Electric Co.:
4.13%, 10/9/2042	414,000	421,816
4.50%, 3/11/2044	333,000	356,993
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	86,000	86,135
4.88%, 9/15/2041	77,000	86,386
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	64,000	76,080
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	50,000	51,772
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (e)	60,000	59,699
4.10%, 3/1/2047 (e)	40,000	40,179
4.45%, 11/21/2044	102,000	107,052
Series MTN, 4.20%, 11/21/2034	119,000	122,446
Tyco Electronics Group SA 7.13%, 10/1/2037	64,000	84,067

		2,295,400

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Xerox Corp. 4.80%, 3/1/2035	64,000	58,802

OIL & GAS — 6.5%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	47,000	44,188
6.20%, 3/15/2040	217,000	246,957
6.45%, 9/15/2036	464,000	547,293
6.60%, 3/15/2046	315,000	381,052
Apache Corp.:
4.25%, 1/15/2044	172,000	161,133
5.10%, 9/1/2040	149,000	153,446
5.25%, 2/1/2042	297,000	309,643
6.00%, 1/15/2037	423,000	479,415
BP Capital Markets PLC:
3.59%, 4/14/2027	250,000	251,502
3.72%, 11/28/2028	115,000	116,329

Burlington Resources Finance Co. 7.20%, 8/15/2031	81,000	106,939
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	43,000	46,328
6.50%, 2/15/2037	124,000	142,250
6.75%, 2/1/2039	86,000	100,490
7.20%, 1/15/2032	30,000	36,384
Cenovus Energy, Inc. 4.45%, 9/15/2042	335,000	296,056
Conoco Funding Co. 7.25%, 10/15/2031	248,000	331,871
ConocoPhillips 6.50%, 2/1/2039	504,000	641,360
ConocoPhillips Co.:
4.30%, 11/15/2044	424,000	423,199
5.90%, 10/15/2032	77,000	91,650
5.95%, 3/15/2046	50,000	62,429
ConocoPhillips Holding Co. 6.95%, 4/15/2029	144,000	185,923
Devon Energy Corp.:
4.75%, 5/15/2042	124,000	119,350
5.00%, 6/15/2045	64,000	64,080
5.60%, 7/15/2041	400,000	422,500
7.95%, 4/15/2032	42,000	54,390
Devon Financing Co. LLC 7.88%, 9/30/2031	146,000	187,975
Encana Corp.:
6.50%, 8/15/2034	445,000	500,625
6.50%, 2/1/2038	100,000	111,750
Eni USA, Inc. 7.30%, 11/15/2027	30,000	37,223
EOG Resources, Inc. 3.90%, 4/1/2035	476,000	452,676
Exxon Mobil Corp.:
3.57%, 3/6/2045	51,000	47,850
4.11%, 3/1/2046	506,000	518,923
Hess Corp.:
4.30%, 4/1/2027	118,000	115,935
5.60%, 2/15/2041	154,000	154,770
5.80%, 4/1/2047	100,000	103,750
6.00%, 1/15/2040	157,000	160,925
7.13%, 3/15/2033	50,000	57,250
7.30%, 8/15/2031	73,000	85,592
7.88%, 10/1/2029	86,000	104,382
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	36,910
Kerr-McGee Corp. 7.88%, 9/15/2031	86,000	109,319
Marathon Oil Corp.:
5.20%, 6/1/2045	64,000	63,280
6.80%, 3/15/2032	64,000	72,640
Marathon Petroleum Corp.:
4.75%, 9/15/2044	64,000	58,240
5.00%, 9/15/2054	94,000	81,936
5.85%, 12/15/2045	86,000	85,727
6.50%, 3/1/2041	203,000	225,257
Noble Energy, Inc.:
5.05%, 11/15/2044	94,000	95,903
5.25%, 11/15/2043	222,000	229,193
6.00%, 3/1/2041	172,000	191,347
Occidental Petroleum Corp.:
4.10%, 2/15/2047	100,000	96,783
4.40%, 4/15/2046	400,000	405,160
4.63%, 6/15/2045	51,000	53,125

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Petro-Canada:
5.35%, 7/15/2033	$64,000	$70,579
5.95%, 5/15/2035	64,000	74,386
6.80%, 5/15/2038	464,000	593,377
Phillips 66:
4.65%, 11/15/2034	145,000	146,627
4.88%, 11/15/2044	162,000	162,353
5.88%, 5/1/2042	220,000	250,947
Shell International Finance B.V.:
3.63%, 8/21/2042	107,000	96,617
3.75%, 9/12/2046	100,000	91,861
4.00%, 5/10/2046	350,000	335,629
4.13%, 5/11/2035	751,000	755,311
4.38%, 5/11/2045	363,000	368,067
4.55%, 8/12/2043	189,000	196,171
5.50%, 3/25/2040	124,000	145,353
6.38%, 12/15/2038	314,000	403,424
Suncor Energy, Inc.:
6.50%, 6/15/2038	336,000	421,882
6.85%, 6/1/2039	64,000	83,438
Tosco Corp.:
7.80%, 1/1/2027	186,000	240,284
8.13%, 2/15/2030	64,000	88,810
Valero Energy Corp.:
4.90%, 3/15/2045	64,000	63,861
6.63%, 6/15/2037	174,000	205,908
7.50%, 4/15/2032	97,000	123,133
10.50%, 3/15/2039	64,000	100,057
XTO Energy, Inc. 6.75%, 8/1/2037	125,000	170,379

		15,449,057

OIL & GAS SERVICES — 0.7%
Baker Hughes, Inc.:
5.13%, 9/15/2040	234,000	257,100
6.88%, 1/15/2029	27,000	33,348
Halliburton Co.:
4.50%, 11/15/2041	69,000	67,261
4.75%, 8/1/2043	64,000	64,785
4.85%, 11/15/2035	139,000	145,933
5.00%, 11/15/2045	339,000	356,442
6.70%, 9/15/2038	124,000	155,021
7.45%, 9/15/2039	100,000	133,641
National Oilwell Varco, Inc. 3.95%, 12/1/2042	534,000	428,369

		1,641,900

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	77,000	87,766
WestRock MWV LLC 7.95%, 2/15/2031	64,000	85,012

		172,778

PHARMACEUTICALS — 5.6%
Abbott Laboratories:
5.30%, 5/27/2040	142,000	153,187
6.00%, 4/1/2039	105,000	121,000
AbbVie, Inc.:
4.30%, 5/14/2036	511,000	495,067
4.40%, 11/6/2042	284,000	271,078
4.45%, 5/14/2046	160,000	153,704

4.50%, 5/14/2035	269,000	268,112
4.70%, 5/14/2045	432,000	429,175
Actavis Funding SCS:
4.55%, 3/15/2035	352,000	353,348
4.75%, 3/15/2045	267,000	268,679
4.85%, 6/15/2044	201,000	204,124
Actavis, Inc. 4.63%, 10/1/2042	190,000	186,684
AmerisourceBergen Corp. 4.25%, 3/1/2045	64,000	62,621
AstraZeneca PLC:
4.00%, 9/18/2042	209,000	202,912
4.38%, 11/16/2045	393,000	400,341
6.45%, 9/15/2037	309,000	402,970
Baxalta, Inc. 5.25%, 6/23/2045	147,000	160,117
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	144,000	125,823
5.88%, 11/15/2036	149,000	184,913
Cardinal Health, Inc.:
4.50%, 11/15/2044	64,000	63,252
4.60%, 3/15/2043	39,000	38,635
Eli Lilly & Co.:
3.70%, 3/1/2045	64,000	61,211
5.50%, 3/15/2027	86,000	102,678
5.55%, 3/15/2037	86,000	103,394
Express Scripts Holding Co.:
3.40%, 3/1/2027	320,000	300,899
4.80%, 7/15/2046	115,000	110,091
6.13%, 11/15/2041	77,000	87,336
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	30,000	30,784
6.38%, 5/15/2038	724,000	949,215
Johnson & Johnson:
3.55%, 3/1/2036	195,000	191,270
3.63%, 3/3/2037	445,000	443,233
3.70%, 3/1/2046	305,000	297,555
3.75%, 3/3/2047	150,000	148,561
4.38%, 12/5/2033	121,000	132,938
4.50%, 9/1/2040	47,000	51,701
4.50%, 12/5/2043	30,000	33,065
4.95%, 5/15/2033	64,000	74,470
5.85%, 7/15/2038	77,000	99,966
5.95%, 8/15/2037	112,000	145,281
6.95%, 9/1/2029	86,000	115,774
McKesson Corp.:
4.88%, 3/15/2044	86,000	88,545
6.00%, 3/1/2041	30,000	34,712
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	40,397
Merck & Co., Inc.:
3.60%, 9/15/2042	89,000	83,438
3.70%, 2/10/2045	236,000	224,143
4.15%, 5/18/2043	250,000	255,800
6.50%, 12/1/2033	86,000	112,110
6.55%, 9/15/2037	43,000	57,388
Merck Sharp & Dohme Corp.:
5.75%, 11/15/2036	50,000	61,252
5.85%, 6/30/2039	164,000	205,087
5.95%, 12/1/2028	210,000	258,397
Mylan NV 5.25%, 6/15/2046	235,000	240,389

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Mylan, Inc. 5.40%, 11/29/2043	$105,000	$109,062
Novartis Capital Corp.:
3.10%, 5/17/2027	125,000	124,395
3.70%, 9/21/2042	64,000	61,307
4.00%, 11/20/2045	179,000	179,510
4.40%, 5/6/2044	274,000	291,248
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	129,000	125,556
Pfizer, Inc.:
4.00%, 12/15/2036	250,000	251,660
4.13%, 12/15/2046	120,000	119,903
4.30%, 6/15/2043	244,000	250,749
4.40%, 5/15/2044	64,000	66,892
7.20%, 3/15/2039	542,000	775,288
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (f)	94,000	104,630
Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, 10/1/2046	200,000	172,144
Wyeth LLC:
5.95%, 4/1/2037	485,000	598,863
6.00%, 2/15/2036	124,000	153,875
6.50%, 2/1/2034	107,000	137,386
Zoetis, Inc. 4.70%, 2/1/2043	108,000	109,581

		13,318,871

PIPELINES — 4.4%
Boardwalk Pipelines L.P. 4.45%, 7/15/2027	70,000	70,622
Buckeye Partners L.P. 5.85%, 11/15/2043	64,000	66,963
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	86,000	100,224
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	64,000	80,349
Enable Midstream Partners L.P. 5.00%, 5/15/2044	51,000	46,601
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	94,000	94,133
Series B, 7.50%, 4/15/2038	64,000	76,790
Enbridge, Inc.:
4.50%, 6/10/2044	64,000	58,813
5.50%, 12/1/2046	100,000	105,852
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	100,000	99,190
4.90%, 3/15/2035	64,000	61,261
5.15%, 2/1/2043	250,000	233,272
5.15%, 3/15/2045	124,000	116,633
5.30%, 4/15/2047	175,000	168,625
5.95%, 10/1/2043	64,000	66,777
6.05%, 6/1/2041	146,000	150,799
6.13%, 12/15/2045	64,000	68,442
6.50%, 2/1/2042	139,000	151,142
6.63%, 10/15/2036	30,000	33,415
7.50%, 7/1/2038	64,000	76,500
EnLink Midstream Partners L.P. 5.05%, 4/1/2045	100,000	94,250
Enterprise Products Operating LLC:
3.95%, 2/15/2027	20,000	20,375
4.45%, 2/15/2043	24,000	22,819

4.85%, 8/15/2042	154,000	155,090
4.85%, 3/15/2044	274,000	276,652
4.95%, 10/15/2054	107,000	106,386
5.10%, 2/15/2045	225,000	235,258
5.70%, 2/15/2042	100,000	111,773
5.95%, 2/1/2041	192,000	219,308
6.13%, 10/15/2039	479,000	554,941
6.45%, 9/1/2040	50,000	60,020
7.55%, 4/15/2038	73,000	95,723
Series D, 6.88%, 3/1/2033	86,000	105,501
Series H, 6.65%, 10/15/2034	64,000	76,664
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	113,766
5.00%, 8/15/2042	49,000	46,283
5.00%, 3/1/2043	30,000	28,542
5.40%, 9/1/2044	64,000	63,267
5.50%, 3/1/2044	126,000	126,192
5.63%, 9/1/2041	64,000	63,971
5.80%, 3/15/2035	64,000	66,998
6.38%, 3/1/2041	64,000	69,663
6.50%, 2/1/2037	64,000	69,586
6.50%, 9/1/2039	50,000	54,881
6.55%, 9/15/2040	30,000	33,152
6.95%, 1/15/2038	102,000	118,106
7.30%, 8/15/2033	164,000	190,402
7.40%, 3/15/2031	107,000	126,767
7.50%, 11/15/2040	64,000	77,088
Kinder Morgan, Inc.:
5.05%, 2/15/2046	124,000	120,180
5.55%, 6/1/2045	294,000	300,865
Series GMTN, 7.75%, 1/15/2032	213,000	265,147
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	64,000	58,074
4.20%, 3/15/2045	64,000	57,962
4.25%, 9/15/2046	70,000	65,528
MPLX L.P.:
4.13%, 3/1/2027	150,000	149,286
5.20%, 3/1/2047	100,000	100,596
ONEOK Partners L.P.:
6.13%, 2/1/2041	64,000	70,740
6.20%, 9/15/2043	112,000	126,077
6.65%, 10/1/2036	86,000	100,083
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	39,000	35,919
4.90%, 10/1/2046	50,000	47,571
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	494,000	448,631
4.90%, 2/15/2045	80,000	74,953
5.15%, 6/1/2042	64,000	61,005
6.65%, 1/15/2037	142,000	157,972
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (e)	90,000	88,987
5.00%, 3/15/2027 (e)	325,000	338,812
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	110,000	102,930
5.95%, 9/25/2043	94,000	105,633
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	50,000	45,698

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.30%, 4/1/2044	$102,000	$98,878
6.10%, 2/15/2042	64,000	66,425
6.85%, 2/15/2040	94,000	105,416
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	100,000	118,847
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	64,000	79,375
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	202,000	211,369
5.00%, 10/16/2043	94,000	102,690
5.60%, 3/31/2034	100,000	115,155
6.10%, 6/1/2040	124,000	151,452
7.25%, 8/15/2038	74,000	99,876
7.63%, 1/15/2039	73,000	102,279
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	13,904
5.40%, 8/15/2041	30,000	31,724
Western Gas Partners L.P. 5.45%, 4/1/2044	130,000	132,600
Williams Partners L.P.:
4.90%, 1/15/2045	186,000	179,204
5.10%, 9/15/2045	114,000	113,366
5.40%, 3/4/2044	249,000	255,606
5.80%, 11/15/2043	30,000	32,160
6.30%, 4/15/2040	174,000	195,588

		10,438,390

REAL ESTATE — 0.0% (a)
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027	63,000	61,988

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	50,000	49,967
3.95%, 1/15/2028	100,000	99,724
AvalonBay Communities, Inc. Series MTN, 3.90%, 10/15/2046	50,000	46,700
Crown Castle International Corp. 4.00%, 3/1/2027	40,000	40,242
ERP Operating L.P. 4.50%, 7/1/2044	274,000	279,217
Federal Realty Investment Trust 4.50%, 12/1/2044	64,000	64,895
HCP, Inc. 6.75%, 2/1/2041	30,000	36,676
Highwoods Realty L.P. 3.88%, 3/1/2027	30,000	29,657
Kilroy Realty L.P. 4.25%, 8/15/2029	86,000	86,917
Kimco Realty Corp.:
3.80%, 4/1/2027	100,000	99,678
4.13%, 12/1/2046	50,000	46,136
4.25%, 4/1/2045	85,000	79,840
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028 (b)	100,000	99,081
Realty Income Corp. 4.65%, 3/15/2047	50,000	51,606
Regency Centers L.P. 4.40%, 2/1/2047	65,000	63,706
Simon Property Group L.P.:
4.25%, 10/1/2044	86,000	83,596
4.25%, 11/30/2046	150,000	145,411
6.75%, 2/1/2040	73,000	94,941
Ventas Realty L.P.:
3.85%, 4/1/2027	100,000	99,182

5.70%, 9/30/2043	64,000	72,265
Welltower, Inc. 6.50%, 3/15/2041	69,000	84,430
Weyerhaeuser Co.:
6.95%, 10/1/2027	19,000	23,023
7.38%, 3/15/2032	334,000	438,078

		2,214,968

RETAIL — 4.5%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	43,000	40,572
5.17%, 8/1/2044	90,000	79,835
CVS Health Corp.:
4.88%, 7/20/2035	74,000	79,680
5.13%, 7/20/2045	739,000	815,331
5.30%, 12/5/2043	212,000	237,063
Darden Restaurants, Inc. 6.80%, 10/15/2037	30,000	35,891
Home Depot, Inc.:
3.50%, 9/15/2056	55,000	48,007
4.20%, 4/1/2043	224,000	230,586
4.25%, 4/1/2046	202,000	210,009
4.40%, 3/15/2045	675,000	716,634
4.88%, 2/15/2044	264,000	299,086
5.40%, 9/15/2040	49,000	58,683
5.88%, 12/16/2036	236,000	298,299
5.95%, 4/1/2041	72,000	91,979
Kohl’s Corp. 5.55%, 7/17/2045	55,000	49,581
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	250,000	232,845
4.25%, 9/15/2044	43,000	43,617
4.38%, 9/15/2045	50,000	51,661
4.65%, 4/15/2042	69,000	73,905
5.00%, 9/15/2043	124,000	138,931
5.50%, 10/15/2035	64,000	75,363
5.80%, 10/15/2036	94,000	114,351
5.80%, 4/15/2040	64,000	78,303
6.65%, 9/15/2037	80,000	107,136
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	43,000	37,228
6.38%, 3/15/2037	203,000	206,465
6.70%, 7/15/2034	30,000	30,997
McDonald’s Corp.:
3.63%, 5/1/2043	64,000	56,357
3.70%, 2/15/2042	112,000	100,280
4.60%, 5/26/2045	41,000	41,704
5.70%, 2/1/2039	50,000	57,963
Series MTN, 4.45%, 3/1/2047	350,000	351,914
Series MTN, 4.88%, 12/9/2045	239,000	254,490
Series MTN, 6.30%, 10/15/2037	100,000	124,367
Series MTN, 6.30%, 3/1/2038	154,000	191,288
Nordstrom, Inc.:
5.00%, 1/15/2044	214,000	202,587
6.95%, 3/15/2028	30,000	36,211
QVC, Inc. 5.45%, 8/15/2034	112,000	102,760
Starbucks Corp. 4.30%, 6/15/2045	43,000	45,337
Target Corp.:
3.63%, 4/15/2046	25,000	22,581
4.00%, 7/1/2042	114,000	110,216
6.35%, 11/1/2032	151,000	191,313

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.50%, 10/15/2037	$86,000	$111,907
7.00%, 1/15/2038	143,000	197,403
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	284,000	283,736
4.30%, 4/22/2044	112,000	117,402
4.75%, 10/2/2043	444,000	494,993
4.88%, 7/8/2040	112,000	125,901
5.00%, 10/25/2040	287,000	326,620
5.25%, 9/1/2035	327,000	385,680
5.63%, 4/1/2040	199,000	243,980
5.63%, 4/15/2041	236,000	291,123
5.88%, 4/5/2027	124,000	152,706
6.20%, 4/15/2038	371,000	482,371
6.50%, 8/15/2037	266,000	356,195
7.55%, 2/15/2030	97,000	139,195
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	235,000	234,481
4.65%, 6/1/2046	20,000	19,951
4.80%, 11/18/2044	216,000	220,272

		10,555,322

SEMICONDUCTORS — 0.8%
Analog Devices, Inc. 5.30%, 12/15/2045	136,000	150,235
Applied Materials, Inc.:
4.35%, 4/1/2047	45,000	45,700
5.10%, 10/1/2035	121,000	135,364
5.85%, 6/15/2041	64,000	77,646
Intel Corp.:
4.00%, 12/15/2032	224,000	235,462
4.10%, 5/19/2046	300,000	299,136
4.25%, 12/15/2042	124,000	126,325
4.80%, 10/1/2041	30,000	33,166
4.90%, 7/29/2045	499,000	559,644
QUALCOMM, Inc.:
4.65%, 5/20/2035	54,000	56,322
4.80%, 5/20/2045	232,000	241,716

		1,960,716

SOFTWARE — 3.5%
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	25,000	24,130
Microsoft Corp.:
3.45%, 8/8/2036	750,000	711,315
3.50%, 2/12/2035	107,000	102,779
3.50%, 11/15/2042	64,000	58,863
3.70%, 8/8/2046	400,000	375,480
3.75%, 5/1/2043	140,000	133,144
3.75%, 2/12/2045	350,000	331,027
3.95%, 8/8/2056	250,000	233,207
4.00%, 2/12/2055	484,000	456,746
4.10%, 2/6/2037	250,000	257,415
4.20%, 11/3/2035	124,000	129,817
4.45%, 11/3/2045	409,000	432,468
4.50%, 10/1/2040	146,000	156,532
4.50%, 2/6/2057	250,000	257,185
4.75%, 11/3/2055	124,000	132,792
4.88%, 12/15/2043	86,000	96,269
5.20%, 6/1/2039	104,000	121,703
5.30%, 2/8/2041	137,000	163,144

Series 30Y, 4.25%, 2/6/2047	950,000	974,767
Oracle Corp.:
3.25%, 5/15/2030	219,000	215,511
3.85%, 7/15/2036	150,000	146,470
3.90%, 5/15/2035	504,000	497,821
4.00%, 7/15/2046	575,000	547,866
4.13%, 5/15/2045	137,000	132,891
4.30%, 7/8/2034	593,000	613,980
4.50%, 7/8/2044	103,000	105,814
5.38%, 7/15/2040	211,000	244,045
6.13%, 7/8/2039	159,000	200,447
6.50%, 4/15/2038	224,000	294,235

		8,147,863

TELECOMMUNICATIONS — 8.8%
America Movil SAB de CV:
4.38%, 7/16/2042	257,000	245,982
6.13%, 3/30/2040	329,000	384,384
6.38%, 3/1/2035	120,000	141,816
AT&T Corp. 8.25%, 11/15/2031	124,000	170,790
AT&T Mobility LLC 7.13%, 12/15/2031	100,000	124,427
AT&T, Inc.:
4.30%, 12/15/2042	543,000	484,133
4.35%, 6/15/2045	451,000	397,056
4.50%, 5/15/2035	212,000	199,971
4.50%, 3/9/2048	326,000	291,640
4.55%, 3/9/2049	317,000	284,317
4.75%, 5/15/2046	23,000	21,472
4.80%, 6/15/2044	405,000	381,279
5.15%, 3/15/2042	219,000	217,255
5.25%, 3/1/2037	150,000	152,693
5.35%, 9/1/2040	341,000	349,818
5.45%, 3/1/2047	500,000	512,845
5.55%, 8/15/2041	343,000	359,351
5.65%, 2/15/2047	464,000	489,613
5.70%, 3/1/2057	100,000	103,238
6.00%, 8/15/2040	356,000	390,108
6.30%, 1/15/2038	267,000	307,069
6.35%, 3/15/2040	100,000	113,634
6.38%, 3/1/2041	274,000	311,930
6.50%, 9/1/2037	624,000	734,623
6.55%, 2/15/2039	154,000	181,270
British Telecommunications PLC 9.13%, 12/15/2030	449,000	670,546
Cisco Systems, Inc.:
5.50%, 1/15/2040	239,000	291,492
5.90%, 2/15/2039	169,000	214,956
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	564,000	822,335
9.25%, 6/1/2032	86,000	133,665
Juniper Networks, Inc. 5.95%, 3/15/2041	64,000	69,322
Koninklijke KPN NV 8.38%, 10/1/2030	124,000	166,802
Motorola Solutions, Inc. 5.50%, 9/1/2044	344,000	330,581
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	64,000	90,047

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Orange SA:
5.38%, 1/13/2042	$124,000	$137,542
5.50%, 2/6/2044	94,000	106,507
9.00%, 3/1/2031	442,000	652,198
Pacific Bell Telephone Co. 7.13%, 3/15/2026	64,000	77,713
Qwest Corp.:
6.88%, 9/15/2033	306,000	305,235
7.25%, 10/15/2035	64,000	63,120
Rogers Communications, Inc.:
4.50%, 3/15/2043	86,000	85,347
5.45%, 10/1/2043	124,000	140,007
7.50%, 8/15/2038	30,000	39,595
Telefonica Emisiones SAU 7.05%, 6/20/2036	639,000	791,018
Telefonica Europe B.V. 8.25%, 9/15/2030	254,000	345,818
TELUS Corp. 3.70%, 9/15/2027	50,000	50,068
Verizon Communications, Inc.:
3.85%, 11/1/2042	154,000	129,177
4.13%, 8/15/2046	205,000	177,093
4.27%, 1/15/2036	250,000	231,000
4.40%, 11/1/2034	486,000	460,198
4.52%, 9/15/2048	605,000	549,013
4.67%, 3/15/2055	755,000	676,525
4.75%, 11/1/2041	369,000	353,233
4.81%, 3/15/2039 (e)	10,000	9,774
4.86%, 8/21/2046	894,000	859,259
5.01%, 4/15/2049 (e)	1,113,000	1,078,708
5.01%, 8/21/2054	841,000	798,109
5.05%, 3/15/2034	964,000	979,501
5.25%, 3/16/2037	717,000	741,758
5.50%, 3/16/2047	150,000	157,671
Vodafone Group PLC:
4.38%, 2/19/2043	328,000	299,805
6.15%, 2/27/2037	180,000	206,357
6.25%, 11/30/2032	64,000	74,599
7.88%, 2/15/2030	112,000	148,329

		20,864,737

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	64,000	64,873
6.35%, 3/15/2040	80,000	93,975

		158,848

TRANSPORTATION — 3.4%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	170,000	163,220
4.15%, 4/1/2045	237,000	236,512
4.38%, 9/1/2042	293,000	300,788
4.40%, 3/15/2042	77,000	79,312
4.45%, 3/15/2043	64,000	66,397
4.55%, 9/1/2044	43,000	45,147
4.70%, 9/1/2045	64,000	69,251
4.90%, 4/1/2044	39,000	43,094
4.95%, 9/15/2041	271,000	300,702
5.05%, 3/1/2041	224,000	251,763
5.15%, 9/1/2043	192,000	219,203
6.15%, 5/1/2037	64,000	81,489

6.20%, 8/15/2036	100,000	125,756
Canadian National Railway Co.:
3.20%, 8/2/2046	150,000	130,998
6.25%, 8/1/2034	64,000	81,960
6.38%, 11/15/2037	139,000	184,314
6.90%, 7/15/2028	150,000	199,052
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	101,000	109,826
5.75%, 3/15/2033	43,000	49,346
5.75%, 1/15/2042	64,000	75,896
5.95%, 5/15/2037	94,000	113,210
6.13%, 9/15/2115	39,000	46,918
CSX Corp.:
3.80%, 11/1/2046	100,000	91,505
4.10%, 3/15/2044	69,000	66,254
4.25%, 11/1/2066	75,000	68,305
4.40%, 3/1/2043	64,000	64,033
4.50%, 8/1/2054	125,000	121,450
4.75%, 5/30/2042	442,000	463,738
5.50%, 4/15/2041	50,000	57,372
6.00%, 10/1/2036	34,000	41,127
6.15%, 5/1/2037	124,000	152,160
6.22%, 4/30/2040	73,000	90,275
FedEx Corp.:
3.88%, 8/1/2042	57,000	51,602
3.90%, 2/1/2035	259,000	248,324
4.10%, 4/15/2043	6,000	5,631
4.10%, 2/1/2045	125,000	116,404
4.40%, 1/15/2047	100,000	97,481
4.55%, 4/1/2046	280,000	280,490
4.75%, 11/15/2045	369,000	378,745
4.90%, 1/15/2034	77,000	82,754
5.10%, 1/15/2044	94,000	100,932
Kansas City Southern 4.95%, 8/15/2045	124,000	124,241
Norfolk Southern Corp.:
3.95%, 10/1/2042	50,000	48,094
4.45%, 6/15/2045	64,000	66,522
4.65%, 1/15/2046	130,000	138,472
4.84%, 10/1/2041	76,000	82,636
6.00%, 3/15/2105	64,000	74,509
6.00%, 5/23/2111	64,000	74,334
7.25%, 2/15/2031	100,000	133,535
7.80%, 5/15/2027	64,000	84,882
Union Pacific Corp.:
3.35%, 8/15/2046	50,000	44,232
3.38%, 2/1/2035	50,000	48,020
3.80%, 10/1/2051	259,000	241,595
3.88%, 2/1/2055	69,000	63,122
4.00%, 4/15/2047 (b)	250,000	247,065
4.05%, 11/15/2045	145,000	143,860
4.05%, 3/1/2046	130,000	128,667
4.30%, 6/15/2042	110,000	113,241
4.38%, 11/15/2065	34,000	33,804
United Parcel Service of America, Inc. 8.38%, 4/1/2030 (d)	86,000	122,215
United Parcel Service, Inc.:
3.40%, 11/15/2046	50,000	45,381
3.63%, 10/1/2042	20,000	18,829

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.88%, 11/15/2040	$69,000	$77,576
6.20%, 1/15/2038	207,000	270,085

		7,977,653

TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	25,000	24,868
5.20%, 3/15/2044	64,000	65,358

		90,226

WATER — 0.1%
American Water Capital Corp.:
4.00%, 12/1/2046	75,000	75,796
4.30%, 12/1/2042	94,000	97,696
6.59%, 10/15/2037	94,000	125,397

		298,889

TOTAL CORPORATE BONDS & NOTES (Cost $237,867,290)		233,934,203

	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	744,864	744,864
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	235,423	235,423

TOTAL SHORT-TERM INVESTMENTS (Cost $980,287)		980,287

TOTAL INVESTMENTS — 99.4% (Cost $238,847,577)		234,914,490
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,446,884

NET ASSETS — 100.0%		$236,361,374

(a)	Amount is less than 0.05% of net assets.
(b)	When-issued security.
(c)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	All or a portion of the shares of the security are on loan at March 31, 2017.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $205,012, representing 0.1% of the Fund’s net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$84,072	$—	$84,072
Aerospace & Defense	—	4,497,633	—	4,497,633
Agriculture.	—	2,882,440	—	2,882,440
Airlines	—	616,174	—	616,174
Apparel	—	421,691	—	421,691
Auto Manufacturers	—	2,536,456	—	2,536,456
Auto Parts & Equipment	—	487,396	—	487,396
Banks	—	23,016,558	—	23,016,558
Beverages	—	7,041,152	—	7,041,152
Biotechnology	—	4,908,425	—	4,908,425

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$—	$3,989,618	$—	$3,989,618
Commercial Services	—	1,880,098	—	1,880,098
Construction Materials	—	957,365	—	957,365
Distribution & Wholesale	—	202,649	—	202,649
Diversified Financial Services	—	6,064,251	—	6,064,251
Electric	—	25,401,737	—	25,401,737
Electrical Components & Equipment	—	95,575	—	95,575
Electronics	—	718,111	—	718,111
Engineering & Construction	—	40,794	—	40,794
Environmental Control	—	411,928	—	411,928
Food	—	4,528,437	—	4,528,437
Forest Products & Paper	—	1,271,844	—	1,271,844
Gas	—	1,278,543	—	1,278,543
Hand & Machine Tools	—	32,624	—	32,624
Health Care Products	—	3,504,264	—	3,504,264
Health Care Services	—	5,511,325	—	5,511,325
Home Furnishings	—	67,013	—	67,013
Household Products	—	790,954	—	790,954
Household Products & Wares	—	278,240	—	278,240
Housewares	—	408,759	—	408,759
Insurance	—	8,760,822	—	8,760,822
Internet	—	692,637	—	692,637
Iron/Steel	—	1,304,016	—	1,304,016
IT Services	—	4,816,272	—	4,816,272
Leisure Time	—	64,718	—	64,718
Lodging	—	176,934	—	176,934
Machinery, Construction & Mining	—	721,210	—	721,210
Machinery-Diversified	—	670,969	—	670,969
Media	—	13,979,907	—	13,979,907
Metal Fabricate & Hardware	—	185,379	—	185,379
Mining	—	2,928,805	—	2,928,805
Miscellaneous Manufacturer	—	2,295,400	—	2,295,400
Office & Business Equipment	—	58,802	—	58,802
Oil & Gas	—	15,449,057	—	15,449,057
Oil & Gas Services	—	1,641,900	—	1,641,900
Packaging & Containers	—	172,778	—	172,778
Pharmaceuticals	—	13,318,871	—	13,318,871
Pipelines	—	10,438,390	—	10,438,390
Real Estate	—	61,988	—	61,988
Real Estate Investment Trusts	—	2,214,968	—	2,214,968
Retail	—	10,555,322	—	10,555,322
Semiconductors	—	1,960,716	—	1,960,716
Software	—	8,147,863	—	8,147,863
Telecommunications	—	20,864,737	—	20,864,737
Toys/Games/Hobbies	—	158,848	—	158,848
Transportation	—	7,977,653	—	7,977,653
Trucking & Leasing	—	90,226	—	90,226
Water	—	298,889	—	298,889
Short-Term Investments	980,287	—	—	980,287

TOTAL INVESTMENTS	$980,287	$233,934,203	$—	$234,914,490

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,217	$1,217	4,226,755	4,227,972	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	12,247,866	11,503,002	744,864	744,864	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,530,275	1,530,275	3,588,951	4,883,803	235,423	235,423	2,274

TOTAL		$1,531,492				$980,287	$2,274

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$5,017
4.00%, 3/15/2022	15,000	15,603
4.20%, 4/15/2024	25,000	25,755
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	51,716
6.25%, 7/15/2019	15,000	16,346
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,530

		139,967

AEROSPACE & DEFENSE — 1.7%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,072
Boeing Co. 5.88%, 2/15/2040	6,000	7,663
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	25,000	25,724
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	49,910
2.25%, 11/15/2022	30,000	29,519
Harris Corp.:
2.00%, 4/27/2018	30,000	30,035
4.85%, 4/27/2035	50,000	53,268
L-3 Technologies, Inc.:
3.85%, 12/15/2026	25,000	25,376
4.75%, 7/15/2020	7,000	7,466
5.20%, 10/15/2019	50,000	53,563
Lockheed Martin Corp. 4.07%, 12/15/2042	10,000	9,813
Northrop Grumman Corp.:
3.50%, 3/15/2021	50,000	51,780
4.75%, 6/1/2043	25,000	26,955
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,503
4.88%, 10/15/2040	4,000	4,476
Rockwell Collins, Inc. 5.25%, 7/15/2019	50,000	53,477
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,113
4.15%, 5/15/2045	10,000	10,020
4.50%, 4/15/2020	15,000	16,127
4.50%, 6/1/2042	25,000	26,439
5.70%, 4/15/2040	10,000	12,175
6.13%, 7/15/2038	7,000	8,893

		526,367

AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020	25,000	25,311
2.95%, 5/2/2023 (a)	40,000	39,766
4.00%, 1/31/2024	10,000	10,487
4.50%, 5/2/2043	7,000	7,097
5.38%, 1/31/2044	20,000	22,842
9.25%, 8/6/2019	7,000	8,123
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	25,000	24,685
Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	75,252
Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	14,989
2.90%, 11/15/2021	50,000	50,553
3.88%, 8/21/2042	5,000	4,659

Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,150
5.85%, 8/15/2045	25,000	29,354

		338,268

AIRLINES — 0.7%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	19,029	20,223
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	23,231	22,834
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	75,422	86,424
Southwest Airlines Co. 2.75%, 11/6/2019	50,000	50,749
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	13,728	14,174
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	13,707	13,903
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	11,469	12,060

		220,367

APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	21,541
3.63%, 5/1/2043	32,000	29,602
VF Corp.:
3.50%, 9/1/2021	20,000	20,791
5.95%, 11/1/2017	20,000	20,514
6.45%, 11/1/2037	7,000	8,981

		101,429

AUTO MANUFACTURERS — 1.2%
American Honda Finance Corp. 1.50%, 11/19/2018	50,000	49,852
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	40,738
Ford Motor Co. 7.45%, 7/16/2031	50,000	62,914
General Motors Co.:
4.88%, 10/2/2023	17,000	18,146
6.25%, 10/2/2043	45,000	49,509
General Motors Financial Co., Inc.:
3.70%, 11/24/2020	15,000	15,458
4.00%, 1/15/2025	12,000	12,046
PACCAR Financial Corp.
Series MTN, 1.65%, 2/25/2019	45,000	44,939
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	50,000	49,188
Series MTN, 1.13%, 5/16/2017	45,000	44,999

		387,789

AUTO PARTS & EQUIPMENT — 0.7%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	24,430
4.63%, 9/15/2020	25,000	26,642
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	52,360
Lear Corp. 5.38%, 3/15/2024	50,000	52,793
Magna International, Inc. 4.15%, 10/1/2025	50,000	52,705

		208,930

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

BANKS — 8.4%
American Express Bank FSB
Series BKNT, 6.00%, 9/13/2017	$25,000	$25,497
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	50,000	50,000
Series MTN, 2.30%, 6/1/2021	50,000	49,374
Bank of America Corp.: 7.63%, 6/1/2019	40,000	44,608
Series MTN, 4.00%, 4/1/2024	15,000	15,547
Series MTN, 5.00%, 1/21/2044	20,000	21,774
Bank of Montreal:
Series MTN, 1.40%, 9/11/2017	30,000	29,996
Series MTN, 1.50%, 7/18/2019	50,000	49,463
Series MTN, 1.90%, 8/27/2021	50,000	48,708
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	15,000	15,325
Series MTN, 2.30%, 9/11/2019	25,000	25,202
Series MTN, 2.60%, 8/17/2020	50,000	50,530
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	50,520
Barclays PLC 3.65%, 3/16/2025	10,000	9,762
BNP Paribas SA:
2.38%, 5/21/2020	150,000	149,604
Series BKNT, 5.00%, 1/15/2021	15,000	16,218
Branch Banking & Trust Co.:
Series BKNT, 1.35%, 10/1/2017	35,000	35,001
Series BKNT, 1.45%, 5/10/2019	25,000	24,751
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	30,000	29,992
Capital One Financial Corp.:
4.75%, 7/15/2021	5,000	5,377
6.75%, 9/15/2017	5,000	5,116
Citigroup, Inc.:
2.65%, 10/26/2020	50,000	50,254
4.50%, 1/14/2022	25,000	26,790
Citizens Bank NA/Providence 2.25%, 3/2/2020	100,000	99,797
Commonwealth Bank of Australia
Series GMTN, 2.30%, 3/12/2020	75,000	75,095
Credit Suisse AG:
Series MTN, 3.63%, 9/9/2024	50,000	50,746
Series MTN, 4.38%, 8/5/2020	5,000	5,293
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	50,000	50,209
Deutsche Bank AG: 6.00%, 9/1/2017	30,000	30,496
Series GMTN, 2.85%, 5/10/2019	50,000	50,297
Discover Bank Series BKNT, 4.25%, 3/13/2026	25,000	25,682
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,193
3.50%, 11/16/2026	50,000	48,946
3.63%, 1/22/2023	5,000	5,119
5.25%, 7/27/2021	10,000	10,962
6.13%, 2/15/2033	20,000	24,169
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,684
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,969
Huntington National Bank 2.88%, 8/20/2020	50,000	50,711
Intesa Sanpaolo SpA 5.25%, 1/12/2024	30,000	31,512
JPMorgan Chase & Co.:
3.20%, 1/25/2023	5,000	5,050
4.25%, 10/15/2020	40,000	42,412

4.50%, 1/24/2022	25,000	26,940
5.50%, 10/15/2040	20,000	23,454
Lloyds Bank PLC 6.38%, 1/21/2021 (a)	30,000	34,003
Lloyds Banking Group PLC 3.10%, 7/6/2021	100,000	100,794
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	50,000	50,430
Morgan Stanley:
6.38%, 7/24/2042	10,000	12,753
Series GMTN, 2.38%, 7/23/2019	50,000	50,303
Series MTN, 5.95%, 12/28/2017	25,000	25,779
Series MTN, 6.25%, 8/9/2026	10,000	11,873
MUFG Union Bank NA 2.25%, 5/6/2019	5,000	5,015
National Australia Bank, Ltd.: 1.38%, 7/12/2019	50,000	49,228
3.38%, 1/14/2026	50,000	50,351
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	50,000	50,172
PNC Bank NA 1.50%, 10/18/2017	25,000	25,009
PNC Financial Services Group, Inc. 5.13%, 2/8/2020	50,000	53,998
Royal Bank of Canada:
Series GMTN, 1.80%, 7/30/2018	100,000	100,144
Series GMTN, 2.20%, 7/27/2018	15,000	15,103
Santander UK PLC 3.05%, 8/23/2018 (a)	25,000	25,396
Svenska Handelsbanken AB Series MTN, 1.63%, 3/21/2018	125,000	124,990
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	50,000	50,285
UBS AG:
1.38%, 6/1/2017	25,000	25,005
Series GMTN, 2.38%, 8/14/2019	25,000	25,157
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,185
Series MTN, 3.00%, 3/15/2022	50,000	50,906
Series MTN, 3.70%, 1/30/2024	25,000	26,142
Wells Fargo & Co.:
5.63%, 12/11/2017	15,000	15,410
Series MTN, 3.30%, 9/9/2024	45,000	45,029
Westpac Banking Corp.:
1.20%, 5/19/2017	25,000	24,998
Series GMTN, 1.60%, 1/12/2018	30,000	30,009

		2,670,612

BEVERAGES — 2.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	25,000	24,975
3.75%, 7/15/2042	10,000	9,145
8.00%, 11/15/2039	5,000	7,480
Brown-Forman Corp. 4.50%, 7/15/2045	100,000	104,701
Coca-Cola Co. 2.88%, 10/27/2025	90,000	89,123
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	25,000	25,860
Constellation Brands, Inc. 4.75%, 11/15/2024	100,000	107,690
Diageo Capital PLC:
1.13%, 4/29/2018	25,000	24,896
1.50%, 5/11/2017	30,000	30,001
2.63%, 4/29/2023	15,000	14,886
Dr Pepper Snapple Group, Inc.:
6.82%, 5/1/2018	13,000	13,703

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

7.45%, 5/1/2038	$25,000	$34,772
Molson Coors Brewing Co. 3.00%, 7/15/2026	100,000	94,981
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,563
3.60%, 3/1/2024	60,000	62,965
4.60%, 7/17/2045	10,000	10,833

		671,574

BIOTECHNOLOGY — 0.6%
Amgen, Inc.:
6.38%, 6/1/2037	7,000	8,531
6.90%, 6/1/2038	20,000	25,456
Biogen, Inc.:
3.63%, 9/15/2022	25,000	25,761
5.20%, 9/15/2045	5,000	5,401
Celgene Corp.:
2.25%, 5/15/2019	50,000	50,241
2.88%, 8/15/2020	10,000	10,148
4.63%, 5/15/2044	50,000	49,496
Gilead Sciences, Inc. 4.50%, 2/1/2045	20,000	19,616

		194,650

CHEMICALS — 2.9%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,997
4.90%, 6/1/2043	85,000	88,324
6.13%, 1/15/2041	7,000	8,218
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	15,000	15,878
Airgas, Inc. 3.05%, 8/1/2020	50,000	51,126
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	9,892
7.38%, 11/1/2029	15,000	20,355
8.55%, 5/15/2019	50,000	56,674
Eastman Chemical Co. 2.70%, 1/15/2020	105,000	106,438
Ecolab, Inc.:
4.35%, 12/8/2021	15,000	16,184
5.50%, 12/8/2041	5,000	5,909
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	15,000	14,836
4.15%, 2/15/2043	10,000	9,754
4.63%, 1/15/2020	5,000	5,320
5.75%, 3/15/2019	10,000	10,713
LYB International Finance B.V.:
4.00%, 7/15/2023	30,000	31,291
5.25%, 7/15/2043	7,000	7,612
Methanex Corp. 4.25%, 12/1/2024	25,000	24,812
Monsanto Co.:
3.38%, 7/15/2024	10,000	10,014
3.60%, 7/15/2042	9,000	7,645
3.95%, 4/15/2045	100,000	90,362
Mosaic Co. 4.88%, 11/15/2041	7,000	6,476
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	15,908
PPG Industries, Inc. 3.60%, 11/15/2020	25,000	26,123
Praxair, Inc.:
1.25%, 11/7/2018	25,000	24,874
2.65%, 2/5/2025	25,000	24,517
2.70%, 2/21/2023	25,000	24,910

RPM International, Inc.:
3.45%, 11/15/2022	15,000	15,173
6.13%, 10/15/2019	57,000	62,463
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	14,979
4.55%, 8/1/2045	45,000	44,971
Valspar Corp.:
3.30%, 2/1/2025	25,000	24,130
4.40%, 2/1/2045	25,000	23,156

		914,034

COMMERCIAL SERVICES — 0.9%
Black Knight InfoServ LLC/Black Knight
Lending Solutions, Inc.
5.75%, 4/15/2023	8,000	8,391
Block Financial LLC 4.13%, 10/1/2020	50,000	51,319
Equifax, Inc. 3.30%, 12/15/2022	30,000	30,415
Mastercard, Inc. 3.38%, 4/1/2024	40,000	41,355
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,425
S&P Global, Inc. 4.40%, 2/15/2026	15,000	15,908
Verisk Analytics, Inc. 4.00%, 6/15/2025	20,000	20,311
Western Union Co.:
2.88%, 12/10/2017	15,000	15,113
5.25%, 4/1/2020	57,000	61,217
6.20%, 6/21/2040	25,000	25,458

		285,912

CONSTRUCTION MATERIALS — 1.0%
CRH America, Inc. 8.13%, 7/15/2018	50,000	53,831
Johnson Controls International PLC:
3.63%, 7/2/2024 (b)	10,000	10,227
3.90%, 2/14/2026	100,000	103,714
4.63%, 7/2/2044 (b)	15,000	15,413
Masco Corp. 4.38%, 4/1/2026	10,000	10,388
Owens Corning:
4.20%, 12/15/2022	35,000	36,409
7.00%, 12/1/2036	32,000	39,101
Vulcan Materials Co. 4.50%, 4/1/2025	52,000	54,612

		323,695

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	25,000	26,992

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	25,047
3.00%, 9/15/2023	57,000	55,497
3.38%, 1/15/2019 (a)	15,000	15,305
3.88%, 4/1/2021	7,000	7,245
Alterra Finance LLC 6.25%, 9/30/2020	15,000	16,717
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	17,000	17,151
Series MTN, 1.13%, 6/5/2017	50,000	50,002
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	36,888
5.30%, 3/15/2020	15,000	16,266
7.30%, 6/28/2019	7,000	7,782
BlackRock, Inc.:
3.50%, 3/18/2024	25,000	26,099
6.25%, 9/15/2017	100,000	102,238

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Brookfield Finance LLC 4.00%, 4/1/2024	$50,000	$50,352
Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,284
4.45%, 7/22/2020	35,000	37,366
CME Group, Inc.:
3.00%, 3/15/2025	40,000	39,979
5.30%, 9/15/2043	15,000	17,917
E*TRADE Financial Corp. 5.38%, 11/15/2022	105,000	109,919
Franklin Resources, Inc. 2.85%, 3/30/2025	50,000	48,621
General Electric Co. Series MTN, 4.65%, 10/17/2021	20,000	21,963
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	50,580
4.00%, 10/15/2023	25,000	26,452
International Lease Finance Corp.:
6.25%, 5/15/2019	50,000	53,747
7.13%, 9/1/2018 (c)	25,000	26,712
Invesco Finance PLC:
4.00%, 1/30/2024 (a)	22,000	23,100
5.38%, 11/30/2043	10,000	11,324
Jefferies Group LLC:
5.13%, 1/20/2023	10,000	10,704
6.50%, 1/20/2043	5,000	5,406
Legg Mason, Inc.:
2.70%, 7/15/2019	60,000	60,568
5.63%, 1/15/2044	10,000	10,168
MasterCard, Inc. 2.00%, 4/1/2019	25,000	25,166
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,980
4.25%, 6/1/2024	25,000	25,896
5.25%, 1/16/2018	39,000	40,013
Nomura Holdings, Inc. 6.70%, 3/4/2020 (a)	40,000	44,460
Raymond James Financial, Inc. 3.63%, 9/15/2026	50,000	49,338
Synchrony Financial 4.25%, 8/15/2024	25,000	25,579
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	50,535
Visa, Inc. 2.80%, 12/14/2022	50,000	50,422

		1,312,788

ELECTRIC — 6.8%
Alabama Power Co. 4.15%, 8/15/2044	5,000	4,949
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	25,368
4.30%, 7/1/2044	20,000	20,393
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	25,487
Series L, 5.80%, 10/1/2035	7,000	8,121
Arizona Public Service Co.:
2.55%, 9/15/2026	50,000	46,969
8.75%, 3/1/2019	15,000	16,882
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025 (a)	25,000	25,597
5.95%, 5/15/2037	30,000	36,824
6.13%, 4/1/2036	10,000	12,489
Black Hills Corp. 3.15%, 1/15/2027	50,000	47,652
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	5,000	4,908
4.50%, 4/1/2044	20,000	21,871

Series AA, 3.00%, 2/1/2027	100,000	98,648
Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	15,000	16,846
Series D, 7.88%, 11/1/2017	25,000	25,871
CMS Energy Corp. 3.88%, 3/1/2024	21,000	21,613
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,348
Series B, 2.90%, 12/1/2026	50,000	48,665
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,270
Consumers Energy Co. 6.13%, 3/15/2019	25,000	27,074
Dominion Resources, Inc.:
3.63%, 12/1/2024	10,000	10,035
7.00%, 6/15/2038	25,000	31,749
Series C, 4.90%, 8/1/2041	20,000	21,048
DTE Electric Co.:
3.70%, 3/15/2045	15,000	14,402
Series A, 6.63%, 6/1/2036	25,000	32,886
Series G, 5.60%, 6/15/2018	15,000	15,666
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,727
Duke Energy Corp.:
3.75%, 4/15/2024	10,000	10,303
3.75%, 9/1/2046	25,000	22,453
Emera US Finance L.P. 2.15%, 6/15/2019	50,000	49,922
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	65,401
Eversource Energy:
4.50%, 11/15/2019	17,000	17,944
Series H, 3.15%, 1/15/2025	30,000	29,812
Exelon Generation Co. LLC 6.20%, 10/1/2017	15,000	15,327
Florida Power & Light Co. 4.13%, 2/1/2042	7,000	7,134
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	7,000	7,804
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,420
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	20,075
ITC Holdings Corp. 3.25%, 6/30/2026	50,000	48,452
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,046
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,107
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	50,447
NiSource Finance Corp.:
5.65%, 2/1/2045	7,000	8,157
5.95%, 6/15/2041	7,000	8,282
Northern States Power Co. 4.85%, 8/15/2040	10,000	11,071
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	10,582
5.50%, 3/15/2040	25,000	29,960
Oglethorpe Power Corp. 4.25%, 4/1/2046	50,000	46,690
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	24,043
4.55%, 3/15/2044	15,000	15,656
5.25%, 5/15/2041	7,000	7,885
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	5,000	5,214
4.75%, 2/15/2044	17,000	18,593
8.25%, 10/15/2018	50,000	54,651

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

PECO Energy Co. 4.15%, 10/1/2044	$15,000	$15,179
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	28,964
PG&E Corp. 2.40%, 3/1/2019	5,000	5,031
PPL Capital Funding, Inc.:
3.95%, 3/15/2024	25,000	25,718
4.20%, 6/15/2022	50,000	52,555
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	10,097
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	15,904
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	20,935
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	10,000	9,993
Series MTN, 3.80%, 3/1/2046	50,000	49,012
Series MTN, 5.50%, 3/1/2040	14,000	16,826
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	25,000	25,007
6.05%, 1/15/2038	15,000	17,541
Southern California Edison Co.:
1.85%, 2/1/2022	7,143	7,028
4.65%, 10/1/2043	5,000	5,502
Southern Co.:
2.15%, 9/1/2019	10,000	9,986
2.95%, 7/1/2023	100,000	97,545
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	47,227
Tampa Electric Co. 2.60%, 9/15/2022	20,000	19,625
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	15,967
TransAlta Corp.:
1.90%, 6/3/2017	40,000	40,000
6.50%, 3/15/2040	25,000	22,781
6.90%, 5/15/2018	15,000	15,656
Virginia Electric & Power Co. Series A, 3.10%, 5/15/2025	25,000	24,814
Westar Energy, Inc.:
4.13%, 3/1/2042	15,000	14,936
4.63%, 9/1/2043	30,000	31,615
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	50,000	51,046
3.10%, 6/1/2025	25,000	24,802
3.65%, 12/15/2042	30,000	27,931
5.70%, 12/1/2036	7,000	8,532
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	35,000	34,577
5.00%, 7/15/2019	15,000	15,953
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	15,895

		2,168,969

ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Emerson Electric Co.:
2.63%, 2/15/2023	85,000	84,770
4.25%, 11/15/2020	15,000	16,066
5.25%, 11/15/2039	15,000	17,240
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,722

		167,798

ELECTRONICS — 1.4%
Agilent Technologies, Inc. 3.05%, 9/22/2026	15,000	14,314
Amphenol Corp.:
2.20%, 4/1/2020 (d)	25,000	25,034
2.55%, 1/30/2019	15,000	15,151

4.00%, 2/1/2022	10,000	10,518
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	26,750
6.00%, 4/1/2020	25,000	27,101
Avnet, Inc. 4.63%, 4/15/2026	50,000	50,474
Flex, Ltd. 4.75%, 6/15/2025	20,000	20,959
Fortive Corp. 3.15%, 6/15/2026 (c)	75,000	74,084
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,137
Series 30, 5.38%, 3/1/2041	25,000	30,257
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	51,625
Koninklijke Philips NV:
3.75%, 3/15/2022	5,000	5,200
5.00%, 3/15/2042	5,000	5,219
6.88%, 3/11/2038	7,000	8,926
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	50,000	50,926

		432,675

ENGINEERING & CONSTRUCTION — 0.0% (e)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	10,000	10,104
4.38%, 5/8/2042	5,000	5,230

		15,334

ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.90%, 7/1/2026	30,000	28,931
5.25%, 11/15/2021	6,000	6,673
Waste Management, Inc. 2.90%, 9/15/2022	100,000	101,694

		137,298

FOOD — 2.9%
Campbell Soup Co.:
3.30%, 3/19/2025	25,000	25,163
4.25%, 4/15/2021	7,000	7,450
Conagra Brands, Inc. 3.20%, 1/25/2023	50,000	50,229
Delhaize America LLC 9.00%, 4/15/2031	12,000	17,268
General Mills, Inc.:
1.40%, 10/20/2017	25,000	25,012
2.20%, 10/21/2019	50,000	50,257
3.65%, 2/15/2024	12,000	12,415
Hershey Co.:
2.30%, 8/15/2026	50,000	46,915
2.63%, 5/1/2023	25,000	24,780
4.13%, 12/1/2020	15,000	16,048
Ingredion, Inc. 3.20%, 10/1/2026	25,000	24,429
JM Smucker Co. 2.50%, 3/15/2020	100,000	100,970
Kellogg Co. 4.50%, 4/1/2046	50,000	49,063
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	7,000	7,977
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	25,000	23,485
5.00%, 6/4/2042	5,000	5,081
Kroger Co.:
3.85%, 8/1/2023	15,000	15,532
6.15%, 1/15/2020	15,000	16,530
6.90%, 4/15/2038	40,000	51,816
McCormick & Co., Inc. 3.25%, 11/15/2025	25,000	24,851

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sysco Corp.:
4.85%, 10/1/2045	$15,000	$15,649
5.38%, 9/21/2035	30,000	33,543
6.63%, 3/17/2039	7,000	8,821
Tyson Foods, Inc.:
2.65%, 8/15/2019	25,000	25,250
4.88%, 8/15/2034	100,000	102,625
Unilever Capital Corp. 5.90%, 11/15/2032	50,000	64,080
Whole Foods Market, Inc. 5.20%, 12/3/2025	75,000	79,573

		924,812

FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 4.40%, 4/1/2022	35,000	36,525
International Paper Co.:
4.75%, 2/15/2022	5,000	5,427
9.38%, 5/15/2019	54,000	61,928

		103,880

GAS — 0.8%
Atmos Energy Corp.:
4.15%, 1/15/2043	20,000	20,084
6.35%, 6/15/2017	15,000	15,146
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	5,175
National Fuel Gas Co.:
3.75%, 3/1/2023	25,000	24,773
4.90%, 12/1/2021	55,000	58,045
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	10,025
3.61%, 2/1/2024	15,000	15,449
4.66%, 2/1/2044	25,000	26,035
Sempra Energy:
2.40%, 3/15/2020	20,000	20,043
6.00%, 10/15/2039	7,000	8,347
Southern California Gas Co.: 4.45%, 3/15/2044	5,000	5,263
Series HH, 5.45%, 4/15/2018	10,000	10,362
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	5,000	5,126
5.25%, 8/15/2019	15,000	15,950

		239,823

HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	75,000	75,590
5.20%, 9/1/2040	15,000	16,312

		91,902

HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories 2.00%, 9/15/2018	25,000	25,054
Baxter International, Inc. 3.50%, 8/15/2046	50,000	42,853
Becton Dickinson and Co.:
1.80%, 12/15/2017	16,000	16,012
2.68%, 12/15/2019	55,000	55,759
3.73%, 12/15/2024	10,000	10,286
Boston Scientific Corp.:
3.38%, 5/15/2022	25,000	25,424
6.00%, 1/15/2020	50,000	54,767
7.38%, 1/15/2040	5,000	6,260

CR Bard, Inc.:
3.00%, 5/15/2026	50,000	48,178
4.40%, 1/15/2021	29,000	31,057
Medtronic, Inc.:
3.50%, 3/15/2025	81,000	82,860
4.50%, 3/15/2042	15,000	15,698
Stryker Corp.:
3.38%, 5/15/2024	25,000	25,328
4.10%, 4/1/2043	10,000	9,437
Zimmer Biomet Holdings, Inc. 3.38%, 11/30/2021	25,000	25,251

		474,224

HEALTH CARE SERVICES — 2.2%
Aetna, Inc.:
1.50%, 11/15/2017 (a)	25,000	24,995
1.70%, 6/7/2018	25,000	25,008
3.50%, 11/15/2024	25,000	25,546
6.63%, 6/15/2036	7,000	9,095
Anthem, Inc.:
3.13%, 5/15/2022	15,000	15,066
4.63%, 5/15/2042	75,000	76,053
Cigna Corp.:
4.00%, 2/15/2022	50,000	52,505
5.38%, 2/15/2042	25,000	28,955
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,497
3.95%, 3/15/2027	50,000	51,216
4.80%, 3/15/2047	50,000	52,499
4.95%, 10/1/2044	15,000	15,800
8.15%, 6/15/2038	7,000	9,752
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	100,000	100,373
4.63%, 11/15/2020	10,000	10,643
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	30,000	29,558
4.25%, 4/1/2024	15,000	15,717
4.70%, 4/1/2021	25,000	26,875
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	25,000	24,998
3.75%, 7/15/2025	4,000	4,174
3.88%, 10/15/2020	15,000	15,841
4.25%, 3/15/2043	25,000	25,435
4.63%, 7/15/2035	20,000	21,730

		712,331

HOLDING COMPANIES-DIVERS — 0.2%
Leucadia National Corp. 5.50%, 10/18/2023	50,000	53,000
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,315

		68,315

HOME FURNISHINGS — 0.2%
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	25,477
4.50%, 6/1/2046	35,000	34,867
Series MTN, 4.85%, 6/15/2021	15,000	16,246

		76,590

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	$50,000	$49,784
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	22,935
6.00%, 5/15/2037	15,000	18,027
Procter & Gamble Co. 2.30%, 2/6/2022	50,000	50,227

		140,973

HOUSEHOLD PRODUCTS & WARES — 0.4%
Clorox Co.:
3.50%, 12/15/2024	10,000	10,300
3.80%, 11/15/2021	15,000	15,743
5.95%, 10/15/2017	30,000	30,715
Kimberly-Clark Corp.:
2.40%, 6/1/2023	75,000	73,302
3.70%, 6/1/2043	5,000	4,695

		134,755

HOUSEWARES — 0.1%
Newell Brands, Inc. 4.00%, 12/1/2024	20,000	20,588

INSURANCE — 4.8%
Aflac, Inc.:
2.88%, 10/15/2026	50,000	48,069
6.45%, 8/15/2040	4,000	5,096
Allstate Corp.:
3.15%, 6/15/2023	10,000	10,161
4.50%, 6/15/2043	15,000	15,964
American International Group, Inc. 6.40%, 12/15/2020	6,000	6,784
Aon PLC:
3.50%, 6/14/2024	25,000	25,056
3.88%, 12/15/2025	100,000	101,736
Assurant, Inc. 6.75%, 2/15/2034	90,000	106,861
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,242
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	35,000	34,628
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,210
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	6,935
3.35%, 5/15/2024	5,000	5,100
CNA Financial Corp. 5.75%, 8/15/2021	7,000	7,777
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	20,351
5.13%, 4/15/2022	20,000	22,087
Lincoln National Corp.:
4.00%, 9/1/2023	5,000	5,215
6.25%, 2/15/2020	2,000	2,202
Loews Corp. 6.00%, 2/1/2035	7,000	8,262
Manulife Financial Corp.:
4.15%, 3/4/2026	130,000	136,941
4.90%, 9/17/2020 (a)	15,000	16,094
Markel Corp. 5.00%, 4/5/2046	50,000	51,784
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,067
2.75%, 1/30/2022	30,000	30,106
3.50%, 3/10/2025	25,000	25,208
4.05%, 10/15/2023	7,000	7,368
4.80%, 7/15/2021	10,000	10,798

MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,135
5.70%, 6/15/2035	5,000	5,979
Series A, 6.82%, 8/15/2018	7,000	7,462
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	35,026
4.35%, 5/15/2043	30,000	30,268
Progressive Corp.:
3.75%, 8/23/2021	15,000	15,820
4.35%, 4/25/2044	25,000	26,191
Prudential Financial, Inc.:
Series MTN, 2.35%, 8/15/2019	40,000	40,303
Series MTN, 4.60%, 5/15/2044	20,000	21,067
Series MTN, 5.70%, 12/14/2036	25,000	29,416
Series MTN, 6.20%, 11/15/2040	25,000	31,209
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	5,000	5,511
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	42,215
Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	15,865
4.60%, 8/1/2043	15,000	16,268
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	19,024
Trinity Acquisition PLC 6.13%, 8/15/2043	25,000	26,905
Unum Group:
3.00%, 5/15/2021	130,000	130,286
4.00%, 3/15/2024	5,000	5,090
Voya Financial, Inc.:
2.90%, 2/15/2018	12,000	12,109
3.65%, 6/15/2026	50,000	49,342
5.70%, 7/15/2043	32,000	35,480
Willis Towers Watson PLC 5.75%, 3/15/2021	50,000	54,758
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	34,726
6.25%, 2/15/2037	15,000	17,533
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	5,027
5.75%, 10/1/2021	15,000	16,666
6.38%, 11/15/2024	15,000	17,527

		1,527,310

INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
3.60%, 11/28/2024	100,000	100,917
4.50%, 11/28/2034 (a)	25,000	25,981
Alphabet, Inc. 3.63%, 5/19/2021	15,000	15,891
Amazon.com, Inc.:
2.50%, 11/29/2022	25,000	24,874
3.30%, 12/5/2021	45,000	46,755
3.80%, 12/5/2024	50,000	52,894
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,106
eBay, Inc.:
1.35%, 7/15/2017	50,000	49,978
2.60%, 7/15/2022	6,000	5,908
2.88%, 8/1/2021	70,000	70,605
4.00%, 7/15/2042	25,000	21,268
Expedia, Inc. 5.95%, 8/15/2020	10,000	10,954
JD.com, Inc. 3.88%, 4/29/2026	100,000	97,758

		573,889

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp. 3.63%, 1/19/2022	$150,000	$148,276
FS Investment Corp. 4.25%, 1/15/2020	60,000	60,501

		208,777

IRON/STEEL — 0.7%
Nucor Corp.:
5.20%, 8/1/2043	100,000	113,648
6.40%, 12/1/2037	7,000	8,854
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	17,393
Vale Overseas, Ltd.:
5.88%, 6/10/2021	50,000	53,625
6.88%, 11/10/2039	32,000	34,320

		227,840

IT SERVICES — 1.2%
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	42,113
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017	20,000	20,058
2.85%, 10/5/2018	25,000	25,299
4.40%, 10/15/2022	30,000	31,339
HP, Inc.:
3.75%, 12/1/2020	5,000	5,203
4.38%, 9/15/2021	100,000	105,684
4.65%, 12/9/2021	5,000	5,357
International Business Machines Corp.:
5.70%, 9/14/2017	25,000	25,502
6.22%, 8/1/2027	15,000	18,729
NetApp, Inc.:
2.00%, 12/15/2017	15,000	15,034
3.38%, 6/15/2021	35,000	35,665
Seagate HDD Cayman 3.75%, 11/15/2018	50,000	51,281

		381,264

LEISURE TIME — 0.2%
Carnival Corp. 3.95%, 10/15/2020	50,000	52,619

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	20,000	20,560
3.75%, 3/15/2025	5,000	5,062
6.38%, 6/15/2017	15,000	15,143
6.75%, 5/15/2018	2,000	2,106
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,071
4.25%, 3/1/2022	30,000	31,255

		89,197

MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
3.40%, 5/15/2024	50,000	51,381
3.90%, 5/27/2021	15,000	15,863

		67,244

MACHINERY-DIVERSIFIED — 0.5%
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,808
7.13%, 3/1/2028	7,000	9,130
Deere & Co. 5.38%, 10/16/2029	7,000	8,415
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,145

Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	9,947
2.88%, 3/1/2025	20,000	19,697
Roper Technologies, Inc.:
2.05%, 10/1/2018	25,000	25,067
6.25%, 9/1/2019	15,000	16,407
Xylem, Inc. 4.88%, 10/1/2021	35,000	37,947

		159,563

MEDIA — 2.5%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	25,000	25,174
6.20%, 12/15/2034	15,000	17,789
6.65%, 11/15/2037	50,000	62,351
CBS Corp.:
2.90%, 1/15/2027	50,000	46,563
3.50%, 1/15/2025	100,000	99,418
7.88%, 7/30/2030	7,000	9,467
Comcast Corp. 4.65%, 7/15/2042	15,000	15,619
Discovery Communications LLC:
3.25%, 4/1/2023	35,000	34,176
4.88%, 4/1/2043	15,000	13,541
5.63%, 8/15/2019	7,000	7,547
Grupo Televisa SAB:
5.00%, 5/13/2045	25,000	22,858
8.50%, 3/11/2032	5,000	6,242
Historic TW, Inc. 6.63%, 5/15/2029	100,000	121,271
NBCUniversal Media LLC:
4.45%, 1/15/2043	20,000	20,126
5.15%, 4/30/2020	17,000	18,552
RELX Capital, Inc. 8.63%, 1/15/2019	50,000	55,463
Time Warner Cable LLC:
4.50%, 9/15/2042	10,000	9,038
5.00%, 2/1/2020	25,000	26,594
6.55%, 5/1/2037	15,000	17,156
6.75%, 7/1/2018	25,000	26,438
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	5,010
4.70%, 1/15/2021	5,000	5,357
Viacom, Inc.:
4.25%, 9/1/2023	20,000	20,595
4.85%, 12/15/2034	20,000	19,324
5.85%, 9/1/2043	25,000	26,230
Walt Disney Co.:
2.75%, 8/16/2021	7,000	7,139
Series E, 4.13%, 12/1/2041	15,000	15,352
Series GMTN, 4.13%, 6/1/2044	15,000	15,404
Series MTN, 2.35%, 12/1/2022	29,000	28,787

		798,581

MINING — 1.4%
Barrick Gold Corp. 4.10%, 5/1/2023	11,000	11,747
Barrick North America Finance LLC:
4.40%, 5/30/2021	7,000	7,485
5.75%, 5/1/2043	25,000	28,817
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	50,000	57,278
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023	100,000	106,081
Goldcorp, Inc. 3.70%, 3/15/2023	100,000	101,974

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Newmont Mining Corp.:
3.50%, 3/15/2022	$15,000	$15,443
4.88%, 3/15/2042	15,000	14,991
5.88%, 4/1/2035	7,000	7,770
6.25%, 10/1/2039	5,000	5,800
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	50,000	51,811
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	14,600
6.75%, 4/16/2040	25,000	28,178

		451,975

MISCELLANEOUS MANUFACTURER — 1.9%
3M Co.:
Series MTN, 1.63%, 9/19/2021 (a)	50,000	48,813
Series MTN, 2.00%, 8/7/2020	25,000	25,104
Series MTN, 3.88%, 6/15/2044	10,000	9,886
Dover Corp. 5.38%, 3/1/2041	10,000	11,797
Eaton Corp.:
2.75%, 11/2/2022	37,000	36,753
6.95%, 3/20/2019	7,000	7,655
General Electric Co. 4.50%, 3/11/2044	10,000	10,721
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	25,949
3.90%, 9/1/2042	25,000	25,039
4.88%, 9/15/2041	7,000	7,853
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	79,892
6.88%, 8/15/2018	10,000	10,680
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	100,000	102,896
Series MTN, 6.25%, 5/15/2038	7,000	8,931
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,688
4.30%, 3/1/2024	25,000	26,094
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,082
3.45%, 8/1/2024	15,000	15,079
4.88%, 1/15/2021	15,000	16,135
6.55%, 10/1/2017	100,000	102,431

		607,478

OFFICE & BUSINESS EQUIPMENT — 0.7%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	50,000	49,114
4.63%, 3/15/2024	50,000	49,366
Xerox Corp.:
2.80%, 5/15/2020	100,000	99,644
3.80%, 5/15/2024	5,000	4,941
4.50%, 5/15/2021	3,000	3,128

		206,193

OIL & GAS — 4.4%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	50,000	55,461
6.45%, 9/15/2036	22,000	25,949
Apache Corp.:
4.75%, 4/15/2043	20,000	19,987
6.00%, 1/15/2037	75,000	85,003
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	20,000	20,142

6.50%, 2/15/2037	15,000	17,208
Chevron Corp. 3.19%, 6/24/2023	75,000	76,819
Cimarex Energy Co. 5.88%, 5/1/2022	100,000	102,767
ConocoPhillips:
5.90%, 5/15/2038	50,000	59,652
6.50%, 2/1/2039	10,000	12,725
ConocoPhillips Co. 2.88%, 11/15/2021	50,000	50,563
Devon Energy Corp. 4.75%, 5/15/2042	100,000	96,250
Encana Corp. 6.50%, 5/15/2019	50,000	53,969
EOG Resources, Inc.:
2.45%, 4/1/2020	75,000	75,369
4.40%, 6/1/2020	15,000	15,871
EQT Corp.:
4.88%, 11/15/2021	25,000	26,784
6.50%, 4/1/2018	15,000	15,642
Hess Corp.:
4.30%, 4/1/2027	50,000	49,125
5.60%, 2/15/2041	15,000	15,075
7.88%, 10/1/2029	7,000	8,496
Husky Energy, Inc. 4.00%, 4/15/2024 (a)	50,000	50,798
Kerr-McGee Corp. 7.88%, 9/15/2031	20,000	25,423
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	48,000
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	16,204
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	50,625
5.10%, 9/15/2023	5,000	5,050
Noble Energy, Inc.:
3.90%, 11/15/2024	101,000	102,348
8.25%, 3/1/2019	7,000	7,786
Occidental Petroleum Corp. 2.60%, 4/15/2022	50,000	49,824
Phillips 66 4.88%, 11/15/2044	30,000	30,065
Sasol Financing International, Ltd. 4.50%, 11/14/2022	10,000	10,103
Shell International Finance B.V. 4.30%, 9/22/2019	2,000	2,115
Total Capital International SA 2.88%, 2/17/2022	67,000	67,646
Total Capital SA 4.25%, 12/15/2021 (a)	7,000	7,523
Valero Energy Corp.:
3.65%, 3/15/2025	25,000	24,783
4.90%, 3/15/2045	20,000	19,957
6.63%, 6/15/2037	7,000	8,284

		1,409,391

OIL & GAS SERVICES — 0.3%
Halliburton Co.:
4.50%, 11/15/2041	7,000	6,824
6.70%, 9/15/2038	7,000	8,751
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	67,000	64,003
3.95%, 12/1/2042	22,000	17,648

		97,226

PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,636
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,398
4.90%, 3/1/2022	22,000	23,807

		49,841

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

PHARMACEUTICALS — 4.1%
Abbott Laboratories:
6.00%, 4/1/2039	$25,000	$28,810
6.15%, 11/30/2037	7,000	8,220
AbbVie, Inc.:
2.90%, 11/6/2022	25,000	24,899
4.40%, 11/6/2042	15,000	14,318
Actavis Funding SCS 4.85%, 6/15/2044	50,000	50,777
AmerisourceBergen Corp. 3.25%, 3/1/2025	100,000	100,622
AstraZeneca PLC:
4.00%, 9/18/2042	5,000	4,854
5.90%, 9/15/2017	7,000	7,136
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	25,645
3.25%, 8/1/2042	50,000	43,688
5.88%, 11/15/2036	10,000	12,410
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,153
3.50%, 11/15/2024	25,000	25,365
4.50%, 11/15/2044	10,000	9,883
Eli Lilly & Co. 5.55%, 3/15/2037	50,000	60,112
Express Scripts Holding Co. 4.75%, 11/15/2021	75,000	80,573
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000	10,003
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,143
5.65%, 5/15/2018	50,000	52,287
Johnson & Johnson 5.85%, 7/15/2038	32,000	41,544
McKesson Corp.: 2.28%, 3/15/2019	100,000	100,487
4.75%, 3/1/2021	15,000	16,103
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	17,609
Merck & Co., Inc.:
2.75%, 2/10/2025	50,000	49,352
2.80%, 5/18/2023	15,000	15,044
3.70%, 2/10/2045	5,000	4,749
3.88%, 1/15/2021	15,000	15,906
Mylan, Inc. 2.60%, 6/24/2018	35,000	35,256
Novartis Capital Corp. 3.40%, 5/6/2024	25,000	25,800
Perrigo Finance Unlimited Co. 3.90%, 12/15/2024	50,000	49,862
Pfizer, Inc.:
1.50%, 6/15/2018	7,000	7,004
3.00%, 6/15/2023	7,000	7,133
4.00%, 12/15/2036	50,000	50,332
7.20%, 3/15/2039	50,000	71,521
Sanofi 1.25%, 4/10/2018	50,000	49,941
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	20,000	19,805
Zoetis, Inc.:
3.25%, 2/1/2023	115,000	116,120
4.70%, 2/1/2043	5,000	5,073

		1,291,539

PIPELINES — 4.6%
Buckeye Partners L.P. 2.65%, 11/15/2018	60,000	60,348
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	85,000	99,059

El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	8,788
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	14,850
3.90%, 5/15/2024	20,000	19,475
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	25,971
5.50%, 9/15/2040	50,000	50,070
Enbridge, Inc.:
3.50%, 6/10/2024	35,000	34,429
4.25%, 12/1/2026	50,000	51,054
4.50%, 6/10/2044	25,000	22,974
Energy Transfer Partners L.P.:
5.20%, 2/1/2022	10,000	10,715
6.50%, 2/1/2042	50,000	54,367
9.00%, 4/15/2019	7,000	7,892
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	50,000	49,563
5.60%, 4/1/2044	50,000	50,187
Enterprise Products Operating LLC:
3.35%, 3/15/2023	65,000	65,478
4.85%, 3/15/2044	15,000	15,145
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	25,000	25,237
3.95%, 9/1/2022	25,000	25,545
4.30%, 5/1/2024	20,000	20,361
6.50%, 9/1/2039	5,000	5,488
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	25,000	22,642
6.55%, 7/15/2019	15,000	16,412
ONEOK Partners L.P.:
3.20%, 9/15/2018	50,000	50,718
3.38%, 10/1/2022	50,000	50,008
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	25,068
3.61%, 2/15/2025	5,000	4,916
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	15,000	13,622
5.75%, 1/15/2020	15,000	16,205
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	9,290
Spectra Energy Capital LLC:
3.30%, 3/15/2023	100,000	98,555
8.00%, 10/1/2019	15,000	16,911
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	70,000	66,636
4.50%, 3/15/2045	10,000	9,357
4.60%, 6/15/2021	18,000	19,045
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	100,000	105,032
4.65%, 2/15/2022	4,000	4,241
4.95%, 1/15/2043	15,000	13,709
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	25,000	25,944
5.00%, 10/16/2043	10,000	10,925
6.20%, 10/15/2037	7,000	8,563
7.25%, 8/15/2038	25,000	33,742

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Western Gas Partners L.P.:
2.60%, 8/15/2018 (f)	$5,000	$5,025
5.38%, 6/1/2021	25,000	26,813
5.45%, 4/1/2044	50,000	51,000
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	20,275
4.00%, 9/15/2025	5,000	5,027
4.13%, 11/15/2020	22,000	22,993

		1,469,670

REAL ESTATE — 1.2%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	103,100
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	30,000	30,022
CBRE Services, Inc. 4.88%, 3/1/2026	30,000	31,166
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	48,000	50,115
Prologis L.P. 3.75%, 11/1/2025	150,000	153,504

		367,907

REAL ESTATE INVESTMENT TRUSTS — 10.0%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	10,332
4.60%, 4/1/2022	30,000	31,815
American Tower Corp.:
3.40%, 2/15/2019	50,000	51,106
4.50%, 1/15/2018	15,000	15,320
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	50,601
Series GMTN, 3.63%, 10/1/2020	25,000	25,889
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	46,053
3.80%, 2/1/2024	25,000	25,568
4.13%, 5/15/2021	40,000	42,044
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	9,961
4.55%, 10/1/2029	25,000	24,794
Brixmor Operating Partnership L.P. 3.85%, 2/1/2025	100,000	98,807
Camden Property Trust 4.63%, 6/15/2021	53,000	56,298
Corporate Office Properties L.P.:
3.60%, 5/15/2023	15,000	14,601
5.25%, 2/15/2024	20,000	21,094
DDR Corp.:
3.38%, 5/15/2023	5,000	4,836
3.63%, 2/1/2025	20,000	19,232
4.75%, 4/15/2018	30,000	30,662
7.88%, 9/1/2020	100,000	115,709
Digital Realty Trust L.P. 3.40%, 10/1/2020	50,000	51,037
Duke Realty L.P.:
3.75%, 12/1/2024	85,000	86,454
3.88%, 2/15/2021	50,000	51,906
EPR Properties:
4.75%, 12/15/2026	50,000	50,318
5.75%, 8/15/2022	50,000	54,146
ERP Operating L.P.:
2.38%, 7/1/2019	60,000	60,434
4.50%, 7/1/2044	15,000	15,286
5.75%, 6/15/2017	50,000	50,428

Essex Portfolio L.P.:
3.38%, 4/15/2026	25,000	24,268
3.88%, 5/1/2024	25,000	25,523
Federal Realty Investment Trust:
2.75%, 6/1/2023	50,000	48,461
4.50%, 12/1/2044	45,000	45,630
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,548
4.00%, 12/1/2022	100,000	103,287
5.38%, 2/1/2021	7,000	7,613
Hospitality Properties Trust:
5.00%, 8/15/2022	30,000	31,866
5.25%, 2/15/2026	100,000	104,574
Host Hotels & Resorts L.P.:
6.00%, 10/1/2021	22,000	24,457
Series D, 3.75%, 10/15/2023	115,000	115,670
Kilroy Realty L.P.:
4.25%, 8/15/2029	50,000	50,533
4.38%, 10/1/2025	65,000	67,820
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,600
Series MTN, 4.30%, 2/1/2018	15,000	15,215
Liberty Property L.P. 3.25%, 10/1/2026	100,000	95,771
Mack-Cali Realty L.P. 2.50%, 12/15/2017	25,000	25,061
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	50,912
4.00%, 11/15/2025	30,000	30,637
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	49,078
3.80%, 10/15/2022	30,000	30,969
3.90%, 6/15/2024	25,000	25,581
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	51,441
Realty Income Corp.:
3.88%, 7/15/2024	20,000	20,471
6.75%, 8/15/2019	65,000	71,811
Select Income REIT:
2.85%, 2/1/2018	100,000	100,637
4.50%, 2/1/2025	25,000	25,063
Simon Property Group L.P.:
3.38%, 10/1/2024	120,000	121,074
4.25%, 10/1/2044	5,000	4,860
Tanger Properties L.P. 3.13%, 9/1/2026	100,000	93,111
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,278
Series MTN, 3.75%, 7/1/2024	25,000	25,358
Series MTN, 4.25%, 6/1/2018	30,000	30,800
Ventas Realty L.P.:
3.25%, 10/15/2026	50,000	47,356
4.38%, 2/1/2045	100,000	94,255
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,495
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	90,000	92,475
Weingarten Realty Investors:
3.25%, 8/15/2026	40,000	37,980
4.45%, 1/15/2024	50,000	52,255
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,188

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.13%, 4/15/2020	$30,000	$33,137
6.50%, 3/15/2041	25,000	30,591
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	16,206
7.38%, 3/15/2032	15,000	19,674

		3,165,321

RETAIL — 3.9%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	100,000	106,086
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,270
4.50%, 10/1/2025	25,000	25,807
AutoZone, Inc.:
1.63%, 4/21/2019	10,000	9,916
2.88%, 1/15/2023	15,000	14,749
3.13%, 7/15/2023	50,000	49,613
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	25,000	24,795
Best Buy Co., Inc. 5.00%, 8/1/2018	90,000	93,445
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	14,999
2.25%, 2/15/2022	20,000	19,932
CVS Health Corp.:
2.75%, 12/1/2022	5,000	4,950
3.38%, 8/12/2024	15,000	15,076
Dollar General Corp. 3.25%, 4/15/2023	47,000	46,967
Home Depot, Inc.:
3.75%, 2/15/2024	100,000	105,842
5.40%, 9/15/2040	7,000	8,383
Kohl’s Corp. 4.00%, 11/1/2021	50,000	50,829
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	25,496
3.75%, 4/15/2021	15,000	15,808
4.25%, 9/15/2044	25,000	25,359
4.38%, 9/15/2045	30,000	30,997
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	10,000	9,533
3.88%, 1/15/2022 (a)	7,000	6,965
6.70%, 7/15/2034	7,000	7,233
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,209
Series MTN, 6.30%, 3/1/2038	25,000	31,053
Nordstrom, Inc.:
4.00%, 10/15/2021	15,000	15,602
6.25%, 1/15/2018	50,000	51,854
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	25,000	24,926
3.85%, 6/15/2023	30,000	31,068
4.63%, 9/15/2021	7,000	7,483
QVC, Inc.:
4.38%, 3/15/2023	25,000	25,000
4.45%, 2/15/2025	25,000	24,313
5.13%, 7/2/2022	15,000	15,694
5.95%, 3/15/2043	22,000	20,240
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,813
Target Corp.: 3.88%, 7/15/2020	25,000	26,390
4.00%, 7/1/2042	10,000	9,668
6.35%, 11/1/2032	10,000	12,670
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	45,952

Wal-Mart Stores, Inc.:
4.25%, 4/15/2021	25,000	27,110
5.25%, 9/1/2035	15,000	17,692
5.63%, 4/1/2040	10,000	12,260
Walgreen Co. 5.25%, 1/15/2019	2,000	2,109
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	25,000	25,338
3.30%, 11/18/2021	30,000	30,751
3.80%, 11/18/2024	5,000	5,098
4.80%, 11/18/2044	5,000	5,099

		1,238,442

SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 3.90%, 12/15/2025	50,000	51,211
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	26,848
5.85%, 6/15/2041	34,000	41,249
Intel Corp.:
4.25%, 12/15/2042	10,000	10,188
4.80%, 10/1/2041	10,000	11,056
KLA-Tencor Corp. 4.13%, 11/1/2021	40,000	41,888
Lam Research Corp.:
2.75%, 3/15/2020	40,000	40,448
3.80%, 3/15/2025	30,000	30,134
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	100,000	99,764
NVIDIA Corp. 3.20%, 9/16/2026	100,000	96,939
QUALCOMM, Inc. 3.45%, 5/20/2025	40,000	40,574
Texas Instruments, Inc. 2.75%, 3/12/2021	25,000	25,406
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	20,048
3.00%, 3/15/2021	20,000	20,287

		556,040

SOFTWARE — 1.6%
Activision Blizzard, Inc. 2.30%, 9/15/2021 (c)	75,000	73,487
Adobe Systems, Inc. 3.25%, 2/1/2025 (a)	75,000	75,734
CA, Inc. 5.38%, 12/1/2019	65,000	70,167
Electronic Arts, Inc. 3.70%, 3/1/2021	53,000	54,892
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	35,000	34,996
2.00%, 4/15/2018	4,000	4,007
3.50%, 4/15/2023	6,000	6,079
3.63%, 10/15/2020	10,000	10,356
3.88%, 6/5/2024	30,000	30,775
5.00%, 10/15/2025	4,000	4,357
Fiserv, Inc. 4.63%, 10/1/2020	30,000	32,043
Microsoft Corp. 4.45%, 11/3/2045	50,000	52,869
Oracle Corp.:
1.20%, 10/15/2017	40,000	39,990
2.25%, 10/8/2019	10,000	10,125
3.40%, 7/8/2024	10,000	10,251
6.13%, 7/8/2039	7,000	8,825

		518,953

TELECOMMUNICATIONS — 3.0%
America Movil SAB de CV:
3.13%, 7/16/2022	60,000	60,680
6.13%, 3/30/2040	10,000	11,683

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

AT&T, Inc.:
2.30%, 3/11/2019	$10,000	$10,048
4.45%, 5/15/2021	25,000	26,586
5.20%, 3/15/2020	25,000	27,050
6.38%, 3/1/2041	7,000	7,969
British Telecommunications PLC 2.35%, 2/14/2019	55,000	55,322
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	30,561
Cisco Systems, Inc. 5.90%, 2/15/2039	7,000	8,904
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	111,000	161,842
Motorola Solutions, Inc.:
3.50%, 9/1/2021	50,000	50,432
3.75%, 5/15/2022	25,000	25,387
4.00%, 9/1/2024	50,000	50,051
Orange SA:
1.63%, 11/3/2019	50,000	49,232
2.75%, 2/6/2019	10,000	10,124
5.50%, 2/6/2044	10,000	11,331
Qwest Corp. 6.88%, 9/15/2033	38,000	37,905
Rogers Communications, Inc.:
5.00%, 3/15/2044	15,000	16,068
6.80%, 8/15/2018 (a)	75,000	80,023
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	50,000	50,970
Telefonica Emisiones SAU 4.57%, 4/27/2023	100,000	106,670
Verizon Communications, Inc.:
2.95%, 3/15/2022 (c)	10,000	9,963
4.75%, 11/1/2041	30,000	28,718
5.15%, 9/15/2023	10,000	10,996
Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,992

		943,507

TEXTILES — 0.2%
Cintas Corp. No 2:
3.25%, 6/1/2022	50,000	51,100
6.15%, 8/15/2036	12,000	14,338

		65,438

TOBACCO — 0.1%
Reynolds American, Inc. 6.88%, 5/1/2020	25,000	28,199

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	25,000	29,367
Mattel, Inc.:
2.35%, 5/6/2019	5,000	5,012
6.20%, 10/1/2040	3,000	3,264

		37,643

TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	55,000	55,691
3.40%, 9/1/2024	10,000	10,271
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,256
6.20%, 6/1/2036	7,000	9,021
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	15,000	16,133
5.75%, 3/15/2033	10,000	11,476

CSX Corp.:
3.35%, 11/1/2025	10,000	10,010
3.70%, 10/30/2020	15,000	15,618
FedEx Corp.:
2.63%, 8/1/2022	22,000	21,942
3.90%, 2/1/2035	25,000	23,970
Kansas City Southern:
3.00%, 5/15/2023	10,000	9,726
4.30%, 5/15/2043	25,000	22,780
Norfolk Southern Corp.:
3.25%, 12/1/2021	2,000	2,050
4.80%, 8/15/2043	10,000	10,863
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	15,000	15,081
Series MTN, 2.45%, 9/3/2019	30,000	30,131
Union Pacific Corp.:
4.16%, 7/15/2022	15,000	16,167
4.30%, 6/15/2042	7,000	7,206
United Parcel Service, Inc.:
4.88%, 11/15/2040	17,000	19,113
5.13%, 4/1/2019	75,000	80,106

		402,611

TRUCKING & LEASING — 0.3%
GATX Corp.:
2.38%, 7/30/2018	7,000	7,048
2.50%, 7/30/2019	30,000	30,272
2.60%, 3/30/2020	25,000	25,312
5.20%, 3/15/2044	20,000	20,424

		83,056

WATER — 0.3%
American Water Capital Corp.:
3.40%, 3/1/2025	35,000	35,815
4.30%, 12/1/2042	10,000	10,393
6.09%, 10/15/2017	10,000	10,229
6.59%, 10/15/2037	25,000	33,350
United Utilities PLC 6.88%, 8/15/2028	15,000	17,493

		107,280

TOTAL CORPORATE BONDS & NOTES
(Cost $31,391,836)		31,417,635

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	456,339	456,339
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	226,043	226,043

TOTAL SHORT-TERM INVESTMENTS (Cost $682,382)		682,382

TOTAL INVESTMENTS — 100.9% (Cost $32,074,218)		32,100,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(289,670)

NET ASSETS — 100.0%		$31,810,347

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $5,025, representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$139,967	$—	$139,967
Aerospace & Defense	—	526,367	—	526,367
Agriculture	—	338,268	—	338,268
Airlines	—	220,367	—	220,367
Apparel	—	101,429	—	101,429
Auto Manufacturers	—	387,789	—	387,789
Auto Parts & Equipment	—	208,930	—	208,930
Banks	—	2,670,612	—	2,670,612
Beverages	—	671,574	—	671,574
Biotechnology	—	194,650	—	194,650
Chemicals	—	914,034	—	914,034
Commercial Services	—	285,912	—	285,912
Construction Materials	—	323,695	—	323,695
Distribution & Wholesale	—	26,992	—	26,992
Diversified Financial Services	—	1,312,788	—	1,312,788
Electric	—	2,168,969	—	2,168,969
Electrical Components & Equipment	—	167,798	—	167,798
Electronics	—	432,675	—	432,675
Engineering & Construction	—	15,334	—	15,334
Environmental Control	—	137,298	—	137,298
Food	—	924,812	—	924,812
Forest Products & Paper	—	103,880	—	103,880
Gas	—	239,823	—	239,823
Hand & Machine Tools	—	91,902	—	91,902
Health Care Products	—	474,224	—	474,224
Health Care Services	—	712,331	—	712,331
Holding Companies-Divers	—	68,315	—	68,315
Home Furnishings	—	76,590	—	76,590
Household Products	—	140,973	—	140,973
Household Products & Wares.	—	134,755	—	134,755
Housewares	—	20,588	—	20,588
Insurance	—	1,527,310	—	1,527,310
Internet	—	573,889	—	573,889
Investment Company Security	—	208,777	—	208,777
Iron/Steel	—	227,840	—	227,840
IT Services	—	381,264	—	381,264

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Leisure Time	$—	$52,619	$—	$52,619
Lodging	—	89,197	—	89,197
Machinery, Construction & Mining	—	67,244	—	67,244
Machinery-Diversified	—	159,563	—	159,563
Media	—	798,581	—	798,581
Mining	—	451,975	—	451,975
Miscellaneous Manufacturer	—	607,478	—	607,478
Office & Business Equipment	—	206,193	—	206,193
Oil & Gas	—	1,409,391	—	1,409,391
Oil & Gas Services	—	97,226	—	97,226
Packaging & Containers	—	49,841	—	49,841
Pharmaceuticals	—	1,291,539	—	1,291,539
Pipelines	—	1,469,670	—	1,469,670
Real Estate	—	367,907	—	367,907
Real Estate Investment Trusts	—	3,165,321	—	3,165,321
Retail	—	1,238,442	—	1,238,442
Semiconductors	—	556,040	—	556,040
Software	—	518,953	—	518,953
Telecommunications	—	943,507	—	943,507
Textiles	—	65,438	—	65,438
Tobacco	—	28,199	—	28,199
Toys/Games/Hobbies	—	37,643	—	37,643
Transportation	—	402,611	—	402,611
Trucking & Leasing	—	83,056	—	83,056
Water	—	107,280	—	107,280
Short-Term Investments	682,382	—	—	682,382

TOTAL INVESTMENTS	$682,382	$31,417,635	$—	$32,100,017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,573	$45,573	1,138,756	1,184,329	—	$—	$155
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,751,153	2,294,814	456,339	456,339	463
State Street Navigator Securities Lending Government Money Market Portfolio*	1,592,590	1,592,590	3,227,881	4,594,428	226,043	226,043	2,420

TOTAL		$1,638,163				$682,382	$3,038

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 60.7%
AUTO MANUFACTURERS — 2.8%
Tesla, Inc.:
0.25%, 3/1/2019	$27,439,000	$27,422,537
1.25%, 3/1/2021	41,350,000	40,547,810
2.38%, 3/15/2022	29,000,000	30,197,700

		98,168,047

BIOTECHNOLOGY — 1.4%
Illumina, Inc.:
Zero Coupon, 6/15/2019	19,145,000	19,277,101
0.50%, 6/15/2021	15,050,000	15,633,940
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	14,465,000	13,869,042

		48,780,083

CONSTRUCTION MATERIALS — 0.7%
Cemex SAB de CV 3.75%, 3/15/2018	21,088,000	24,580,173

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (a)	15,200,000	16,216,880

ENERGY-ALTERNATE SOURCES — 0.4%
SolarCity Corp. 1.63%, 11/1/2019 (b)	16,457,000	14,585,839

GAS — 0.8%
CenterPoint Energy, Inc. 4.18%, 9/15/2029 (c)	416,421	29,428,472

HEALTH CARE PRODUCTS — 1.3%
NuVasive, Inc. 2.25%, 3/15/2021	18,782,000	25,614,891
Wright Medical Group, Inc. 2.00%, 2/15/2020	18,028,000	21,509,207

		47,124,098

HEALTH CARE SERVICES — 1.6%
Anthem, Inc. 2.75%, 10/15/2042	15,443,000	35,248,648
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	16,500,000	21,068,850

		56,317,498

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018	16,722,000	22,303,804

INTERNET — 12.1%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	20,225,000	22,374,917
1.25%, 10/15/2018	25,350,000	33,208,500
1.25%, 9/15/2022 (a)	28,325,000	29,245,562
Priceline Group, Inc.:
0.35%, 6/15/2020	29,027,000	41,346,059
0.90%, 9/15/2021 (b)	30,150,000	33,882,570
1.00%, 3/15/2018	30,036,000	56,560,792
Twitter, Inc.:
0.25%, 9/15/2019 (d)	28,100,000	26,380,280
1.00%, 9/15/2021	27,900,000	25,389,000
VeriSign, Inc. 4.45%, 8/15/2037	36,673,000	93,057,737
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (b)	19,022,000	19,189,394

Yahoo!, Inc. Zero Coupon, 12/1/2018	42,400,000	43,909,440

		424,544,251

IT SERVICES — 0.5%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (b)	16,670,000	16,853,370

MEDIA — 5.6%
DISH Network Corp.:
2.38%, 3/15/2024 (a)	29,500,000	30,163,750
3.38%, 8/15/2026 (a)	89,167,000	107,838,570
Liberty Interactive LLC 1.75%, 9/30/2046 (a)	22,850,000	25,662,835
Liberty Media Corp. 1.38%, 10/15/2023	28,977,000	32,833,838

		196,498,993

MINING — 0.5%
Newmont Mining Corp. Series B, 1.63%, 7/15/2017	17,555,000	17,572,555

OIL & GAS — 3.4%
Cheniere Energy, Inc. 4.25%, 3/15/2045	18,150,000	12,069,750
Chesapeake Energy Corp. 5.50%, 9/15/2026 (a)	35,550,000	36,883,125
Cobalt International Energy, Inc.:
2.63%, 12/1/2019 (b)	19,065,000	6,291,450
3.13%, 5/15/2024	40,165,000	8,434,650
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a)	25,100,000	24,487,560
Nabors Industries, Inc. 0.75%, 1/15/2024 (a)	17,500,000	16,285,500
Whiting Petroleum Corp. 1.25%, 4/1/2020	16,250,000	14,158,625

		118,610,660

OIL & GAS SERVICES — 1.3%
Weatherford International, Ltd. 5.88%, 7/1/2021	36,850,000	47,330,140

PHARMACEUTICALS — 2.3%
Herbalife, Ltd. 2.00%, 8/15/2019 (b)	33,408,000	31,904,640
Impax Laboratories, Inc. 2.00%, 6/15/2022	17,750,000	14,377,500
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (b)	16,022,000	17,073,043
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (b)	15,697,000	16,698,469

		80,053,652

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Extra Space Storage L.P. 3.13%, 10/1/2035 (a)	16,250,000	16,859,375
Starwood Property Trust, Inc. 4.55%, 3/1/2018	17,437,000	19,006,330
VEREIT, Inc. 3.00%, 8/1/2018	17,234,000	17,234,000

		53,099,705

SEMICONDUCTORS — 15.7%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	24,250,000	47,833,125

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Intel Corp.:
3.25%, 8/1/2039	$59,203,000	$103,457,242
3.48%, 12/15/2035	47,119,000	64,025,297
Microchip Technology, Inc.:
1.63%, 2/15/2025	51,085,000	73,209,913
1.63%, 2/15/2027 (a)	61,500,000	62,231,850
2.25%, 2/15/2037 (a)	17,000,000	17,255,000
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (b)	30,500,000	34,047,150
Novellus Systems, Inc. 2.63%, 5/15/2041	18,682,000	70,746,866
NXP Semiconductors NV 1.00%, 12/1/2019 (b)	33,850,000	39,117,060
ON Semiconductor Corp.:
1.00%, 12/1/2020	19,575,000	21,287,813
1.63%, 10/15/2023 (a)	18,000,000	18,630,000

		551,841,316

SOFTWARE — 5.5%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019	20,300,000	20,072,640
Citrix Systems, Inc. 0.50%, 4/15/2019	43,130,000	54,046,203
Nuance Communications, Inc. 1.00%, 12/15/2035	19,595,000	18,615,250
Red Hat, Inc. 0.25%, 10/1/2019 (b)	25,080,000	32,511,204
salesforce.com, Inc. 0.25%, 4/1/2018	34,775,000	44,772,813
ServiceNow, Inc. Zero Coupon, 11/1/2018	18,398,000	23,665,347

		193,683,457

TELECOMMUNICATIONS — 2.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (a) (d)	19,223,000	19,920,795
Finisar Corp. 0.50%, 12/15/2036 (a)	16,225,000	15,769,077
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	17,850,000	21,220,080
Viavi Solutions, Inc. 0.63%, 8/15/2033	19,450,000	21,686,750

		78,596,702

TOTAL CORPORATE BONDS & NOTES (Cost $1,984,900,466)		2,136,189,695

	Shares

CONVERTIBLE PREFERRED STOCKS — 38.7%
AEROSPACE & DEFENSE — 0.8%
Arconic, Inc. 5.38%, 10/1/2017	735,100	30,175,855

AGRICULTURE — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	210,000	22,522,500

BANKS — 7.3%
Bank of America Corp. Series L, 7.25%, 12/31/2049	92,133	110,104,463
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	118,706	147,195,440

		257,299,903

ELECTRIC — 7.0%
AES Trust III 6.75%, 10/15/2029	311,823	15,934,155
Dominion Resources, Inc. 6.38%, 7/1/2017	611,800	30,773,540
Dominion Resources, Inc. Series A, 6.75%, 8/15/2019	839,500	42,713,760
DTE Energy Co. 6.50%, 10/1/2019	403,000	21,653,190
Exelon Corp. 6.50%, 6/1/2017	708,525	34,972,794
Great Plains Energy, Inc. 7.00%, 9/15/2019	536,000	28,799,280
NextEra Energy, Inc. 6.12%, 9/1/2019	891,600	45,471,600
NextEra Energy, Inc. 6.37%, 9/1/2018	434,700	26,247,186

		246,565,505

ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 6.75%, 7/15/2019	155,250	15,059,250

ENVIRONMENTAL CONTROL — 0.5%
Stericycle, Inc. 5.25%, 9/15/2018 (b)	232,500	16,635,375

HEALTH CARE PRODUCTS — 0.5%
Alere, Inc. Series B, 3.00%, 12/31/2049 (b)	54,961	18,027,208

HEALTH CARE SERVICES — 1.1%
Anthem, Inc. 5.25%, 5/1/2018	733,000	37,383,000

INVESTMENT COMPANY SECURITY — 7.2%
Mandatory Exchangeable Trust 5.75%, 6/3/2019 (a)	1,959,000	253,253,643

OIL & GAS — 1.2%
Hess Corp. 8.00%, 2/1/2019	343,174	20,418,853
Southwestern Energy Co. Series B, 6.25%, 1/15/2018	1,066,500	21,095,370

		41,514,223

PHARMACEUTICALS — 5.5%
Allergan PLC Series A, 5.50%, 3/1/2018	151,681	128,895,480
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	110,000	63,470,000

		192,365,480

PIPELINES — 1.3%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (b)	960,125	47,891,035

REAL ESTATE INVESTMENT TRUSTS — 2.7%
American Tower Corp. 5.50%, 2/15/2018	407,879	45,560,084
American Tower Corp. Series A, 5.25%, 5/15/2017	181,144	20,690,268
Welltower, Inc. Series I, 6.50%, 12/31/2049	447,038	28,217,039

		94,467,391

TELECOMMUNICATIONS — 2.6%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	594,783	29,299,011
T-Mobile US, Inc. 5.50%, 12/15/2017	584,545	61,850,706

		91,149,717

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,396,603,168)		1,364,310,085

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Southwestern Energy Co. (f)
(Cost $720,703)	73,642	$601,655
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	21,981,267	21,981,267
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	72,328,285	72,328,285

TOTAL SHORT-TERM INVESTMENTS (Cost $94,309,552)		94,309,552

TOTAL INVESTMENTS — 102.1% (Cost $3,476,533,889)		3,595,410,987
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(72,326,693)

NET ASSETS — 100.0%		$3,523,084,294

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 19.6% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $46,301,075, representing 1.3% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Auto Manufacturers	$—	$98,168,047	$—	$98,168,047
Biotechnology	—	48,780,083	—	48,780,083
Construction Materials	—	24,580,173	—	24,580,173
Diversified Financial Services	—	16,216,880	—	16,216,880
Energy-Alternate Sources	—	14,585,839	—	14,585,839
Gas	—	29,428,472	—	29,428,472
Health Care Products	—	47,124,098	—	47,124,098
Health Care Services	—	56,317,498	—	56,317,498
Insurance	—	22,303,804	—	22,303,804
Internet	—	424,544,251	—	424,544,251
IT Services	—	16,853,370	—	16,853,370
Media	—	196,498,993	—	196,498,993
Mining	—	17,572,555	—	17,572,555
Oil & Gas	—	118,610,660	—	118,610,660
Oil & Gas Services	—	47,330,140	—	47,330,140
Pharmaceuticals	—	80,053,652	—	80,053,652
Real Estate Investment Trusts	—	53,099,705	—	53,099,705
Semiconductors	—	551,841,316	—	551,841,316
Software	—	193,683,457	—	193,683,457
Telecommunications	—	78,596,702	—	78,596,702
Convertible Preferred Stocks
Aerospace & Defense	30,175,855	—	—	30,175,855
Agriculture	22,522,500	—	—	22,522,500
Banks	257,299,903	—	—	257,299,903
Electric	246,565,505	—	—	246,565,505
Electrical Components & Equipment	15,059,250	—	—	15,059,250

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Environmental Control	$16,635,375	$—	$—	$16,635,375
Health Care Products	18,027,208	—	—	18,027,208
Health Care Services	37,383,000	—	—	37,383,000
Investment Company Security	—	253,253,643	—	253,253,643
Oil & Gas	41,514,223	—	—	41,514,223
Pharmaceuticals	192,365,480	—	—	192,365,480
Pipelines	47,891,035	—	—	47,891,035
Real Estate Investment Trusts	94,467,391	—	—	94,467,391
Telecommunications	91,149,717	—	—	91,149,717
Common Stock
Oil, Gas & Consumable Fuels	601,655	—	—	601,655
Short-Term Investments	94,309,552	—	—	94,309,552

TOTAL INVESTMENTS	$1,205,967,649	$2,389,443,338	$—	$3,595,410,987

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	55,766,561	$55,766,561	154,856,975	210,623,536	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	231,234,420	209,253,153	21,981,267	21,981,267	—
State Street Navigator Securities Lending Government Money Market Portfolio*	119,014,875	119,014,875	548,007,998	594,694,588	72,328,285	72,328,285	798,370

TOTAL		$174,781,436				$94,309,552	$798,370

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$856,480	$866,831
2.50%, 6/1/2028	364,958	369,287
2.50%, 10/1/2029	131,209	132,192
2.50%, 1/1/2031	420,180	420,894
2.50%, 5/1/2031	1,305,509	1,307,729
2.50%, 6/1/2031	2,384,847	2,388,903
2.50%, 10/1/2031	2,390,552	2,394,617
2.50%, 12/1/2031	461,591	462,376
3.00%, 10/1/2026	599,417	617,063
3.00%, 12/1/2026	1,495,005	1,539,015
3.00%, 2/1/2029	101,085	103,912
3.00%, 5/1/2029	731,041	751,491
3.00%, 7/1/2029	207,958	213,775
3.00%, 8/1/2029	744,039	764,853
3.00%, 9/1/2029	768,408	789,903
3.00%, 2/1/2032	494,437	507,720
3.00%, 5/1/2035	398,656	404,972
3.00%, 7/1/2035	824,109	837,164
3.00%, 4/1/2036	897,464	907,027
3.00%, 2/1/2043	396,764	395,317
3.00%, 3/1/2043	924,022	920,652
3.00%, 6/1/2043	185,691	185,014
3.00%, 7/1/2043	373,652	372,289
3.00%, 8/1/2043	184,614	183,941
3.00%, 9/1/2043	193,543	192,838
3.00%, 10/1/2043	1,707,215	1,700,990
3.00%, 1/1/2045	366,441	363,964
3.00%, 6/1/2045	255,983	254,253
3.00%, 7/1/2045	430,415	427,505
3.00%, 8/1/2045	346,119	343,780
3.00%, 4/1/2046	1,086,664	1,077,281
3.00%, 6/1/2046	473,811	469,719
3.00%, 8/1/2046	481,366	477,210
3.00%, 9/1/2046	1,600,763	1,586,942
3.00%, 10/1/2046	1,466,967	1,454,301
3.00%, 11/1/2046	2,484,396	2,462,945
3.00%, 12/1/2046	3,210,177	3,182,460
3.00%, 2/1/2047	2,985,504	2,959,931
3.50%, 6/1/2019	107,324	111,778
3.50%, 3/1/2021	1,375,166	1,436,146
3.50%, 2/1/2026	464,912	485,528
3.50%, 10/1/2026	379,941	396,789
3.50%, 1/1/2029	104,975	109,792
3.50%, 6/1/2029	176,060	183,903
3.50%, 8/1/2029	110,746	115,680
3.50%, 2/1/2030	66,624	69,711
3.50%, 7/1/2035	382,954	397,632
3.50%, 7/1/2042	126,493	130,098
3.50%, 3/1/2043	336,204	345,407
3.50%, 5/1/2043	949,533	975,524
3.50%, 8/1/2043	2,437,323	2,504,040
3.50%, 11/1/2043	181,278	186,240
3.50%, 6/1/2044	401,742	411,664
3.50%, 8/1/2044	179,471	183,903
3.50%, 10/1/2044	152,233	155,993
3.50%, 11/1/2044	304,310	311,826
3.50%, 12/1/2044	707,806	725,288

3.50%, 1/1/2045	163,983	167,851
3.50%, 2/1/2045	687,403	703,618
3.50%, 7/1/2045	565,232	578,565
3.50%, 10/1/2045	922,929	944,700
3.50%, 11/1/2045	484,514	495,943
3.50%, 12/1/2045	1,184,501	1,212,441
3.50%, 1/1/2046	954,376	976,709
3.50%, 3/1/2046	1,118,849	1,145,031
3.50%, 4/1/2046	975,971	998,809
3.50%, 5/1/2046	1,362,950	1,394,843
3.50%, 9/1/2046	1,917,579	1,962,451
3.50%, 12/1/2046	1,083,944	1,109,308
3.50%, 2/1/2047	995,069	1,018,331
4.00%, 5/1/2021	260,586	273,917
4.00%, 6/1/2035	365,040	387,578
4.00%, 10/1/2040	313,830	330,796
4.00%, 12/1/2041	220,001	231,753
4.00%, 4/1/2042	119,082	125,443
4.00%, 6/1/2042	370,732	390,612
4.00%, 10/1/2043	686,570	723,245
4.00%, 5/1/2044	288,928	303,912
4.00%, 7/1/2044	644,764	678,203
4.00%, 10/1/2044	590,858	621,501
4.00%, 12/1/2044	137,808	144,955
4.00%, 4/1/2045	200,598	210,667
4.00%, 10/1/2045	591,736	621,437
4.00%, 12/1/2045	1,026,545	1,078,070
4.00%, 1/1/2046	2,493,940	2,619,875
4.00%, 1/1/2047	985,581	1,035,349
4.50%, 2/1/2039	184,793	198,215
4.50%, 7/1/2041	405,798	436,692
4.50%, 9/1/2041	118,546	127,572
4.50%, 10/1/2041	887,503	953,402
4.50%, 10/1/2043	271,052	290,798
4.50%, 3/1/2044	612,076	656,403
4.50%, 7/1/2044	1,870,175	2,005,617
4.50%, 9/1/2044	739,752	793,327
4.50%, 8/1/2045	137,121	147,501
5.00%, 9/1/2031	320,359	348,550
5.00%, 9/1/2038	84,069	91,571
5.00%, 12/1/2038	364,031	397,486
5.00%, 1/1/2039	337,393	367,499
5.00%, 9/1/2039	184,616	201,090
5.00%, 12/1/2041	420,045	458,402
5.50%, 1/1/2028	42,865	47,504
5.50%, 9/1/2035	11,479	12,774
5.50%, 6/1/2036	47,358	52,657
5.50%, 12/1/2036	44,458	49,432
5.50%, 7/1/2037	576,117	640,578
5.50%, 4/1/2038	471,277	523,008
5.50%, 5/1/2038	5,859	6,502
5.50%, 8/1/2038	776,457	863,334
6.00%, 7/1/2040	1,320,537	1,485,920
TBA, 3.00%, 4/1/2032	500,000	512,695
TBA, 3.00%, 4/1/2047	2,025,000	2,009,654
TBA, 3.50%, 4/1/2047	3,250,000	3,323,887
TBA, 4.00%, 4/1/2047	1,875,000	1,966,846
TBA, 4.50%, 4/1/2047	1,300,000	1,393,133

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Federal National Mortgage Association:
2.00%, 11/1/2031	$486,894	$474,036
2.50%, 7/1/2028	1,117,217	1,129,882
2.50%, 8/1/2028	626,690	633,794
2.50%, 10/1/2028	229,279	231,878
2.50%, 3/1/2029	1,058,664	1,070,665
2.50%, 2/1/2030	184,430	185,359
2.50%, 5/1/2030	236,143	237,332
2.50%, 7/1/2030	203,443	204,468
2.50%, 2/1/2031	1,142,502	1,143,608
2.50%, 10/1/2031	2,666,119	2,668,700
2.50%, 11/1/2031	2,296,074	2,298,297
2.50%, 12/1/2031	851,819	852,644
3.00%, 12/1/2026	145,528	149,775
3.00%, 3/1/2027	1,555,658	1,602,039
3.00%, 10/1/2028	207,304	213,209
3.00%, 11/1/2028	440,185	452,725
3.00%, 6/1/2029	167,819	172,435
3.00%, 7/1/2029	300,657	308,928
3.00%, 8/1/2029	374,818	385,130
3.00%, 9/1/2029	145,999	150,015
3.00%, 4/1/2030	576,168	591,680
3.00%, 5/1/2030	1,502,592	1,547,391
3.00%, 6/1/2030	223,897	229,926
3.00%, 9/1/2030	165,861	170,326
3.00%, 11/1/2030	755,126	775,456
3.00%, 12/1/2030	212,200	217,913
3.00%, 4/1/2031	437,894	449,393
3.00%, 1/1/2035	329,814	335,438
3.00%, 2/1/2035	468,346	475,763
3.00%, 2/1/2036	426,916	431,753
3.00%, 10/1/2036	973,335	984,362
3.00%, 11/1/2036	1,959,200	1,981,395
3.00%, 4/1/2043	1,379,573	1,375,489
3.00%, 5/1/2043	846,044	843,539
3.00%, 6/1/2043	868,502	865,931
3.00%, 7/1/2043	1,238,390	1,234,724
3.00%, 8/1/2043	1,737,186	1,732,043
3.00%, 9/1/2043	309,670	308,753
3.00%, 1/1/2044	139,045	138,633
3.00%, 12/1/2044	527,316	524,639
3.00%, 4/1/2045	873,980	868,622
3.00%, 9/1/2045	347,851	345,718
3.00%, 11/1/2045	2,179,329	2,165,968
3.00%, 12/1/2045	419,097	416,527
3.00%, 5/1/2046	458,747	455,110
3.00%, 7/1/2046	2,049,301	2,033,053
3.00%, 8/1/2046	1,608,985	1,596,228
3.00%, 9/1/2046	1,696,411	1,682,961
3.00%, 10/1/2046	4,573,120	4,536,861
3.00%, 12/1/2046	5,190,723	5,149,568
3.00%, 1/1/2047	3,887,632	3,856,809
3.50%, 10/1/2025	302,338	315,340
3.50%, 11/1/2025	358,524	373,942
3.50%, 1/1/2026	370,891	386,841
3.50%, 1/1/2027	256,592	267,626
3.50%, 1/1/2029	228,271	238,512
3.50%, 5/1/2029	361,397	377,119
3.50%, 10/1/2029	108,816	113,550

3.50%, 12/1/2030	969,403	1,013,116
3.50%, 6/1/2034	580,722	603,738
3.50%, 7/1/2034	654,281	680,212
3.50%, 2/1/2037	1,987,185	2,059,758
3.50%, 12/1/2040	743,931	765,599
3.50%, 1/1/2041	452,977	466,171
3.50%, 5/1/2042	936,150	963,035
3.50%, 6/1/2042	734,766	755,867
3.50%, 1/1/2043	232,477	239,153
3.50%, 5/1/2043	540,103	555,012
3.50%, 6/1/2043	1,309,134	1,345,272
3.50%, 1/1/2044	263,256	270,523
3.50%, 9/1/2044	746,903	765,463
3.50%, 10/1/2044	154,097	157,926
3.50%, 1/1/2045	1,341,617	1,374,798
3.50%, 2/1/2045	2,106,172	2,163,318
3.50%, 4/1/2045	350,816	359,174
3.50%, 5/1/2045	223,396	228,718
3.50%, 8/1/2045	633,624	648,720
3.50%, 9/1/2045	2,447,015	2,518,067
3.50%, 11/1/2045	1,435,776	1,469,982
3.50%, 12/1/2045	3,134,482	3,209,158
3.50%, 2/1/2046	3,781,787	3,871,073
3.50%, 3/1/2046	1,388,002	1,420,773
3.50%, 4/1/2046	4,280,568	4,381,631
3.50%, 5/1/2046	1,429,449	1,463,198
3.50%, 6/1/2046	1,639,206	1,677,907
3.50%, 2/1/2047	1,591,068	1,629,197
4.00%, 5/1/2020	4,228	4,371
4.00%, 7/1/2021	66,593	69,432
4.00%, 8/1/2026	138,400	145,609
4.00%, 1/1/2034	587,403	623,567
4.00%, 10/1/2040	519,754	547,853
4.00%, 12/1/2040	407,801	429,847
4.00%, 1/1/2041	2,278,942	2,402,147
4.00%, 2/1/2041	585,694	617,358
4.00%, 10/1/2041	165,244	174,071
4.00%, 12/1/2041	524,537	552,557
4.00%, 4/1/2042	737,833	777,361
4.00%, 10/1/2043	4,382,383	4,616,210
4.00%, 12/1/2043	279,135	293,533
4.00%, 2/1/2044	547,159	575,514
4.00%, 6/1/2044	219,356	230,723
4.00%, 7/1/2044	701,372	737,718
4.00%, 9/1/2044	147,918	155,583
4.00%, 10/1/2044	203,998	214,569
4.00%, 12/1/2044	568,305	597,756
4.00%, 1/1/2045	109,953	115,504
4.00%, 3/1/2045	197,623	207,601
4.00%, 5/1/2045	736,083	773,245
4.00%, 7/1/2045	289,484	304,099
4.00%, 8/1/2045	1,006,586	1,057,405
4.00%, 9/1/2045	1,319,097	1,385,692
4.00%, 12/1/2045	2,405,584	2,527,033
4.00%, 3/1/2046	353,549	371,463
4.00%, 4/1/2046	1,411,856	1,483,394
4.00%, 7/1/2046	1,449,924	1,523,391
4.00%, 11/1/2046	1,445,419	1,518,658
4.50%, 9/1/2018	41,553	42,137

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 4/1/2019	$53,306	$54,669
4.50%, 11/1/2024	73,833	78,391
4.50%, 4/1/2031	132,017	142,495
4.50%, 1/1/2040	1,493,402	1,605,237
4.50%, 5/1/2041	359,884	386,834
4.50%, 9/1/2041	215,505	232,032
4.50%, 1/1/2042	546,368	588,270
4.50%, 9/1/2043	910,925	978,911
4.50%, 10/1/2043	346,068	371,466
4.50%, 12/1/2043	661,412	709,953
4.50%, 3/1/2044	103,024	110,579
4.50%, 4/1/2044	104,544	112,212
4.50%, 5/1/2044	1,306,222	1,402,042
4.50%, 6/1/2044	952,573	1,022,435
4.50%, 10/1/2044	556,515	597,330
5.00%, 2/1/2019	52,769	54,431
5.00%, 3/1/2019	36,705	37,722
5.00%, 6/1/2039	902,363	989,782
5.00%, 6/1/2040	1,725,977	1,889,192
5.00%, 7/1/2040	292,690	320,368
5.00%, 9/1/2040	277,338	303,564
5.00%, 12/1/2040	749,214	820,063
5.00%, 2/1/2041	210,077	229,943
5.00%, 9/1/2041	935,711	1,023,595
5.00%, 3/1/2042	483,666	529,404
5.00%, 7/1/2044	170,638	187,305
5.00%, 1/1/2045	360,388	395,589
5.50%, 1/1/2035	831,959	928,333
5.50%, 4/1/2036	370,842	413,568
5.50%, 11/1/2038	160,378	178,420
5.50%, 12/1/2038	72,361	80,501
5.50%, 12/1/2039	147,823	164,451
5.50%, 7/1/2041	325,146	362,381
5.50%, 5/1/2044	2,204,415	2,466,691
6.00%, 1/1/2037	89,733	100,993
6.00%, 9/1/2037	108,177	121,734
6.00%, 9/1/2039	84,331	94,913
6.00%, 6/1/2040	201,599	226,864
6.00%, 10/1/2040	256,673	288,880
TBA, 3.00%, 4/1/2032	1,050,000	1,076,332
TBA, 3.00%, 4/1/2047	2,000,000	1,986,094
TBA, 3.50%, 4/1/2032	1,600,000	1,665,000
TBA, 3.50%, 4/1/2047	1,900,000	1,943,492
TBA, 4.50%, 4/1/2047	1,000,000	1,072,422
Government National Mortgage Association:
2.50%, 1/20/2043	144,130	140,527
3.00%, 5/15/2042	213,722	216,815
3.00%, 8/20/2042	593,566	600,940
3.00%, 12/20/2042	593,814	601,190
3.00%, 1/20/2043	1,889,823	1,913,300
3.00%, 3/20/2043	710,275	719,738
3.00%, 4/20/2043	846,868	858,151
3.00%, 8/20/2043	506,291	513,037
3.00%, 12/20/2044	263,166	265,946
3.00%, 2/15/2045	282,696	285,624
3.00%, 3/15/2045	434,166	438,662
3.00%, 3/20/2045	146,634	148,138
3.00%, 4/20/2045	834,168	842,722

3.00%, 6/20/2045	179,515	181,356
3.00%, 7/20/2045	941,057	950,708
3.00%, 8/20/2045	210,237	212,393
3.00%, 12/20/2045	166,040	167,743
3.00%, 4/20/2046	438,395	442,533
3.00%, 5/20/2046	721,382	728,190
3.00%, 7/20/2046	518,952	523,850
3.00%, 8/20/2046	1,055,704	1,065,668
3.00%, 9/20/2046	3,849,591	3,885,923
3.00%, 10/20/2046	2,458,810	2,482,016
3.00%, 11/20/2046	2,521,399	2,545,196
3.00%, 12/20/2046	2,183,799	2,204,410
3.00%, 1/20/2047	2,339,111	2,362,376
3.00%, 2/20/2047	997,701	1,007,624
3.50%, 2/15/2042	577,094	600,617
3.50%, 4/15/2042	192,304	200,143
3.50%, 6/20/2042	1,093,233	1,139,441
3.50%, 10/20/2042	1,199,737	1,250,447
3.50%, 11/20/2042	114,540	119,381
3.50%, 2/20/2043	819,704	853,969
3.50%, 3/20/2043	452,354	471,409
3.50%, 4/20/2043	352,169	367,055
3.50%, 5/20/2043	439,458	457,828
3.50%, 7/20/2043	1,072,498	1,117,329
3.50%, 9/20/2043	550,007	572,998
3.50%, 1/20/2044	507,301	528,507
3.50%, 3/20/2044	337,373	350,765
3.50%, 4/20/2044	484,736	503,978
3.50%, 5/20/2044	511,049	531,336
3.50%, 7/20/2044	261,329	271,703
3.50%, 8/20/2044	643,804	669,360
3.50%, 10/20/2044	163,334	169,818
3.50%, 12/20/2044	112,925	117,407
3.50%, 2/20/2045	112,946	117,301
3.50%, 3/20/2045	142,304	147,791
3.50%, 4/20/2045	468,921	487,003
3.50%, 5/20/2045	483,591	502,239
3.50%, 6/20/2045	249,528	259,150
3.50%, 7/20/2045	2,098,179	2,179,085
3.50%, 9/20/2045	904,692	939,578
3.50%, 10/20/2045	1,259,482	1,308,048
3.50%, 12/20/2045	155,004	160,981
3.50%, 3/20/2046	2,319,604	2,407,203
3.50%, 4/20/2046	656,830	681,635
3.50%, 5/20/2046	1,168,556	1,212,686
3.50%, 6/20/2046	2,112,250	2,192,018
3.50%, 7/20/2046	2,985,307	3,098,046
3.50%, 8/20/2046	2,828,933	2,935,767
3.50%, 9/20/2046	2,384,577	2,474,630
3.50%, 10/20/2046	727,910	755,399
3.50%, 1/20/2047	497,997	516,804
4.00%, 2/15/2040	34,284	36,315
4.00%, 4/15/2040	245,064	259,588
4.00%, 11/20/2041	435,772	462,030
4.00%, 2/20/2042	393,657	417,846
4.00%, 5/20/2042	224,623	238,426
4.00%, 8/20/2042	101,600	107,843
4.00%, 8/20/2043	281,828	299,624
4.00%, 3/20/2044	306,895	325,457

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 6/20/2044	$413,897	$438,930
4.00%, 7/15/2044	353,061	373,858
4.00%, 7/20/2044	315,779	334,878
4.00%, 8/20/2044	128,014	135,757
4.00%, 12/20/2044	157,185	166,692
4.00%, 1/20/2045	416,036	441,198
4.00%, 2/20/2045	214,017	226,961
4.00%, 5/15/2045	314,807	332,780
4.00%, 6/15/2045	235,562	249,010
4.00%, 8/20/2045	224,424	237,389
4.00%, 9/20/2045	858,489	908,083
4.00%, 10/20/2045	441,038	466,516
4.00%, 11/20/2045	1,439,909	1,523,091
4.00%, 1/20/2046	275,012	290,899
4.00%, 2/20/2046	2,908,166	3,076,167
4.00%, 4/20/2046	932,360	985,803
4.00%, 5/20/2046	2,718,521	2,874,349
4.50%, 6/15/2039	67,428	72,259
4.50%, 4/15/2040	266,293	286,236
4.50%, 6/15/2040	350,393	376,635
4.50%, 9/20/2040	227,704	244,258
4.50%, 3/15/2041	132,895	142,848
4.50%, 6/15/2041	76,501	82,051
4.50%, 7/15/2041	116,276	124,712
4.50%, 7/20/2041	428,590	462,417
4.50%, 10/20/2043	103,351	110,838
4.50%, 12/20/2043	405,972	435,379
4.50%, 1/20/2044	207,529	222,562
4.50%, 4/20/2044	307,732	330,023
4.50%, 5/20/2045	188,661	201,687
4.50%, 10/20/2045	269,181	287,766
4.50%, 6/20/2046	936,493	1,001,151
4.50%, 7/20/2046	343,573	367,294
4.50%, 9/20/2046	1,362,538	1,456,181
4.50%, 12/20/2046	780,875	834,789
5.00%, 12/15/2038	77,823	85,318
5.00%, 5/15/2039	82,699	90,541
5.00%, 11/20/2042	381,496	410,631
5.00%, 3/20/2043	72,650	78,558
5.00%, 4/20/2043	315,468	341,119

5.00%, 5/20/2043	71,297	76,821
5.00%, 8/20/2043	292,673	316,178
5.00%, 5/20/2044	166,965	180,374
5.00%, 6/20/2044	104,229	112,599
5.00%, 7/20/2044	276,928	299,376
5.00%, 12/20/2045	1,418,066	1,533,017
5.50%, 9/15/2035	370,658	414,252
5.50%, 7/15/2038	31,395	34,813
5.50%, 3/15/2039	315,919	350,334
6.00%, 8/15/2040	70,018	79,694
6.00%, 9/15/2040	122,682	138,062
TBA, 3.00%, 4/1/2047	425,000	429,316
TBA, 3.50%, 4/1/2047	2,250,000	2,332,441
TBA, 4.00%, 4/1/2047	1,500,000	1,584,258
TBA, 4.50%, 4/1/2047	700,000	747,688

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $327,101,284)		323,170,221

	Shares
SHORT-TERM INVESTMENT — 10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (a) (b) (Cost $32,706,952)	32,706,952	32,706,952

TOTAL INVESTMENTS — 109.3% (Cost $359,808,236)		355,877,173
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(30,231,830)

NET ASSETS — 100.0%		$325,645,343

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$323,170,221	$—	$323,170,221
Short-Term Investment	32,706,952	—	—	32,706,952

TOTAL INVESTMENTS	$32,706,952	$323,170,221	$—	$355,877,173

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37,635,331	$37,635,331	42,298,894	79,934,225	—	$—	$38,521
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	206,887,181	174,180,229	32,706,952	32,706,952	84,585

TOTAL		$37,635,331				$32,706,952	$123,106

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 27.1%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$126,598
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	99,832
4.45%, 8/15/2020	185,000	197,095
WPP Finance 2010 3.75%, 9/19/2024	150,000	152,040

		575,565

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	148,101
2.13%, 3/1/2022	100,000	98,676
2.80%, 3/1/2027	100,000	97,605
3.65%, 3/1/2047	100,000	95,539
6.13%, 2/15/2033	15,000	19,108
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	130,000	133,766
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	47,562
2.13%, 8/15/2026	50,000	46,248
2.25%, 11/15/2022	134,000	131,849
Harris Corp.:
2.70%, 4/27/2020	35,000	35,266
5.05%, 4/27/2045	105,000	114,676
L-3 Technologies, Inc.:
4.95%, 2/15/2021	121,000	129,854
5.20%, 10/15/2019	135,000	144,621
Lockheed Martin Corp.:
2.50%, 11/23/2020	104,000	104,795
3.35%, 9/15/2021	65,000	67,140
3.55%, 1/15/2026	300,000	304,764
3.60%, 3/1/2035	25,000	23,844
4.07%, 12/15/2042	125,000	122,660
4.25%, 11/15/2019	100,000	106,064
Northrop Grumman Corp.:
3.20%, 2/1/2027	50,000	49,548
3.25%, 8/1/2023	200,000	204,258
3.85%, 4/15/2045	150,000	142,029
4.75%, 6/1/2043	100,000	107,818
5.05%, 11/15/2040	20,000	22,221
Raytheon Co.:
2.50%, 12/15/2022	147,000	146,264
4.20%, 12/15/2044	20,000	20,694
4.40%, 2/15/2020	10,000	10,662
Rockwell Collins, Inc.:
3.50%, 3/15/2027	71,000	71,077
3.70%, 12/15/2023	100,000	103,057
4.80%, 12/15/2043	100,000	106,919
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	25,000	24,826
Textron, Inc. 4.00%, 3/15/2026	50,000	50,937
United Technologies Corp.:
1.50%, 11/1/2019	100,000	99,246
1.95%, 11/1/2021	100,000	98,011
2.65%, 11/1/2026	55,000	52,887
3.75%, 11/1/2046	50,000	46,996

4.15%, 5/15/2045	100,000	100,204
4.50%, 4/15/2020	161,000	173,096
4.50%, 6/1/2042	187,000	197,764
5.70%, 4/15/2040	160,000	194,794
6.05%, 6/1/2036	100,000	124,763

		4,120,209

AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	151,866
2.85%, 8/9/2022	100,000	100,184
2.95%, 5/2/2023	100,000	99,416
4.00%, 1/31/2024	200,000	209,732
4.75%, 5/5/2021	60,000	65,022
5.38%, 1/31/2044	225,000	256,970
9.70%, 11/10/2018	68,000	76,262
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	100,000	94,840
4.54%, 3/26/2042	200,000	211,362
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	20,000	19,276
3.50%, 11/24/2020 (a)	75,000	76,848
Philip Morris International, Inc.:
1.38%, 2/25/2019	30,000	29,748
1.88%, 2/25/2021	183,000	179,324
2.13%, 5/10/2023	75,000	71,480
2.63%, 2/18/2022	50,000	49,944
2.75%, 2/25/2026 (a)	50,000	48,069
2.90%, 11/15/2021	300,000	303,318
3.38%, 8/11/2025	50,000	50,489
4.13%, 3/4/2043	100,000	96,366
4.25%, 11/10/2044	245,000	241,857
4.50%, 3/26/2020	18,000	19,202
5.65%, 5/16/2018	178,000	186,090
Reynolds American, Inc.:
2.30%, 6/12/2018	202,000	203,210
3.25%, 6/12/2020	100,000	102,679

		2,943,554

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	133,206	141,559
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	88,539	88,854
American Airlines 2015-2 Pass Through Trust, Class A 3.60%, 3/22/2029	95,266	95,845
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	48,735	48,779
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	25,000	24,388
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	57,469

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	$82,773	$86,181
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	16,944	17,494
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	95,691
2.75%, 11/6/2019	50,000	50,749
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	87,724	91,593
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	170,769	170,983
United Airlines 2016-1 Pass Through Trust Class AA Series AA, 3.10%, 1/7/2030	50,000	49,098
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	30,000	29,541
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	76,457	80,402

		1,128,626

APPAREL — 0.0% (b)
NIKE, Inc.:
2.25%, 5/1/2023	50,000	48,958
3.38%, 11/1/2046	50,000	44,160
3.88%, 11/1/2045	50,000	48,163

		141,281

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	100,000	99,704
Series GMTN, 1.70%, 9/9/2021	150,000	145,224
Series MTN, 1.20%, 7/12/2019	50,000	49,303
Series MTN, 1.60%, 7/13/2018	50,000	50,067
Series MTN, 1.70%, 2/22/2019	25,000	24,975
Series MTN, 2.00%, 2/14/2020	100,000	100,171
Series MTN, 2.25%, 8/15/2019	250,000	252,183
Series MTN, 2.90%, 2/16/2024	100,000	99,862
Ford Motor Co.:
5.29%, 12/8/2046	150,000	150,121
7.45%, 7/16/2031	245,000	308,279
Ford Motor Credit Co. LLC:
2.55%, 10/5/2018	170,000	171,321
2.68%, 1/9/2020	170,000	171,066
3.10%, 5/4/2023	570,000	556,109
3.16%, 8/4/2020	170,000	172,761
3.34%, 3/18/2021	170,000	171,955
3.66%, 9/8/2024	100,000	98,320
4.38%, 8/6/2023	20,000	20,859
5.88%, 8/2/2021	220,000	244,721
Series MTN, 2.94%, 1/8/2019	100,000	101,350
General Motors Co.:
4.88%, 10/2/2023	200,000	213,476
6.25%, 10/2/2043	86,000	94,618
6.60%, 4/1/2036	185,000	212,961
6.75%, 4/1/2046	25,000	29,319

General Motors Financial Co., Inc.:
2.35%, 10/4/2019	100,000	100,087
3.10%, 1/15/2019	50,000	50,802
3.45%, 1/14/2022	200,000	201,336
3.70%, 11/24/2020	50,000	51,527
3.70%, 5/9/2023	170,000	170,739
4.00%, 1/15/2025	250,000	250,965
4.00%, 10/6/2026	100,000	98,643
4.20%, 3/1/2021	50,000	52,271
4.30%, 7/13/2025	100,000	101,384
4.35%, 1/17/2027	145,000	146,421
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	220,000	217,771
Series MTN, 1.95%, 2/27/2020	60,000	60,002
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	50,000	50,001
Series GMTN, 1.90%, 4/8/2021	100,000	98,375
Series GMTN, 2.80%, 7/13/2022	50,000	50,359
Series MTN, 1.20%, 4/6/2018	100,000	99,682
Series MTN, 1.55%, 10/18/2019	100,000	99,241
Series MTN, 1.70%, 1/9/2019	100,000	100,125
Series MTN, 2.15%, 3/12/2020	150,000	150,459
Series MTN, 2.25%, 10/18/2023	100,000	96,493
Series MTN, 2.60%, 1/11/2022	100,000	100,444
Series MTN, 2.63%, 1/10/2023	100,000	99,530
Series MTN, 2.75%, 5/17/2021	100,000	101,355
Series MTN, 3.20%, 1/11/2027	100,000	100,325
Series MTN, 3.30%, 1/12/2022	101,000	104,519

		6,291,581

AUTO PARTS & EQUIPMENT — 0.1%
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	50,907
4.25%, 1/15/2026	50,000	52,360
4.40%, 10/1/2046	100,000	95,313
Delphi Corp. 4.15%, 3/15/2024	40,000	41,784
Lear Corp. 5.25%, 1/15/2025	100,000	105,500
Magna International, Inc. 3.63%, 6/15/2024	100,000	102,104

		447,968

BANKS — 5.8%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	350,000	348,194
Series MTN, 1.45%, 5/15/2018	250,000	249,415
Series MTN, 2.00%, 11/16/2018	250,000	250,897
Bancolombia SA 5.95%, 6/3/2021	100,000	109,736
Bank of America Corp.:
4.10%, 7/24/2023	405,000	423,679
5.49%, 3/15/2019	100,000	105,768
5.88%, 1/5/2021	370,000	411,891
6.22%, 9/15/2026	100,000	113,605
Series GMTN, 2.63%, 4/19/2021	250,000	249,538
Series GMTN, 3.30%, 1/11/2023	350,000	352,062
Series GMTN, 3.50%, 4/19/2026	100,000	98,855
Series L, 2.60%, 1/15/2019	454,000	458,803
Series L, 3.95%, 4/21/2025	150,000	149,328
Series L, 4.75%, 4/21/2045	40,000	40,143
Series MTN, 2.50%, 10/21/2022	250,000	243,502

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.25%, 10/21/2027	$250,000	$237,782
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	100,000	100,036
Series MTN, 3.88%, 8/1/2025	250,000	254,382
Series MTN, 4.20%, 8/26/2024	250,000	255,010
Series MTN, 4.25%, 10/22/2026	107,000	108,533
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	150,794
Series MTN, 4.45%, 3/3/2026	55,000	56,476
Series MTN, 4.88%, 4/1/2044	100,000	107,515
Series MTN, 5.00%, 5/13/2021	120,000	130,270
Series MTN, 5.65%, 5/1/2018	250,000	260,058
Series MTN, 5.88%, 2/7/2042	29,000	35,038
Series MTN, 6.88%, 4/25/2018	875,000	920,176
Bank of America NA:
Series BKNT, 1.75%, 6/5/2018	250,000	250,475
Series BKNT, 2.05%, 12/7/2018	250,000	251,238
Bank of Montreal:
1.40%, 4/10/2018	100,000	99,841
Series MTN, 1.35%, 8/28/2018	100,000	99,528
Series MTN, 1.45%, 4/9/2018	125,000	124,858
Series MTN, 1.50%, 7/18/2019	185,000	183,011
Series MTN, 1.90%, 8/27/2021	100,000	97,415
Series MTN, 2.10%, 12/12/2019	65,000	65,134
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	125,000	130,189
Series G, 2.15%, 2/24/2020	100,000	100,106
Series G, 2.20%, 5/15/2019	100,000	100,602
Series MTN, 2.05%, 5/3/2021	100,000	98,402
Series MTN, 2.10%, 1/15/2019	50,000	50,290
Series MTN, 2.20%, 8/16/2023	50,000	47,973
Series MTN, 2.30%, 9/11/2019	150,000	151,209
Series MTN, 2.45%, 11/27/2020	100,000	100,449
Series MTN, 2.45%, 8/17/2026	100,000	93,594
Series MTN, 2.50%, 4/15/2021	60,000	60,073
Series MTN, 2.60%, 8/17/2020	100,000	101,061
Series MTN, 2.80%, 5/4/2026	50,000	48,403
Series MTN, 3.00%, 10/30/2028	55,000	52,268
Series MTN, 3.25%, 9/11/2024	170,000	171,559
Series MTN, 3.95%, 11/18/2025	50,000	52,611
Bank of Nova Scotia:
1.45%, 4/25/2018	100,000	99,842
1.65%, 6/14/2019	200,000	198,768
1.85%, 4/14/2020	211,000	209,299
2.05%, 10/30/2018	200,000	201,108
2.70%, 3/7/2022	100,000	100,346
2.80%, 7/21/2021	150,000	151,561
Series BKNT, 2.05%, 6/5/2019	100,000	100,290
Series BKNT, 2.45%, 3/22/2021	100,000	99,854
Barclays PLC:
2.75%, 11/8/2019	270,000	271,890
3.25%, 1/12/2021	370,000	372,986
3.65%, 3/16/2025	154,000	150,339
3.68%, 1/10/2023	170,000	170,666
4.34%, 1/10/2028	170,000	170,156
4.95%, 1/10/2047	170,000	169,391
5.20%, 5/12/2026	70,000	71,754
5.25%, 8/17/2045	70,000	73,328

BB&T Corp.:
Series MTN, 2.05%, 6/19/2018	250,000	250,967
Series MTN, 2.63%, 6/29/2020	80,000	80,817
Series MTN, 2.75%, 4/1/2022	150,000	151,089
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	200,000	216,244
Series MTN, 2.70%, 8/20/2018	100,000	101,023
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	100,000	100,658
BPCE SA:
4.00%, 4/15/2024	250,000	259,582
Series BKNT, 2.65%, 2/3/2021	250,000	249,018
Series MTN, 2.75%, 12/2/2021	100,000	99,272
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	250,290
3.63%, 9/16/2025	50,000	51,150
3.80%, 10/30/2026	100,000	103,928
Canadian Imperial Bank of Commerce
1.60%, 9/6/2019	150,000	148,539
Capital One Financial Corp.:
2.45%, 4/24/2019	25,000	25,135
3.20%, 2/5/2025	100,000	96,797
4.20%, 10/29/2025	100,000	100,600
Capital One NA/Mclean:
2.35%, 1/31/2020	250,000	249,682
2.40%, 9/5/2019	250,000	250,827
Citibank NA
2.00%, 3/20/2019	250,000	250,877
Citigroup, Inc.:
1.70%, 4/27/2018	100,000	99,926
1.75%, 5/1/2018	350,000	349,783
2.05%, 12/7/2018	300,000	300,705
2.05%, 6/7/2019	100,000	99,895
2.15%, 7/30/2018	70,000	70,223
2.45%, 1/10/2020	250,000	251,205
2.50%, 7/29/2019	50,000	50,428
2.55%, 4/8/2019	125,000	126,226
2.65%, 10/26/2020	100,000	100,509
2.70%, 3/30/2021	50,000	50,051
2.90%, 12/8/2021	500,000	501,565
3.20%, 10/21/2026	200,000	191,516
3.38%, 3/1/2023	100,000	100,602
3.40%, 5/1/2026	200,000	195,030
3.70%, 1/12/2026	200,000	199,828
3.75%, 6/16/2024	150,000	152,904
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	200,000	200,580
4.13%, 7/25/2028	80,000	78,878
4.45%, 9/29/2027	100,000	101,354
4.75%, 5/18/2046	150,000	148,076
5.88%, 1/30/2042	150,000	182,022
6.00%, 10/31/2033	100,000	114,523
6.63%, 6/15/2032	100,000	122,016
8.13%, 7/15/2039	175,000	257,026
Citizens Bank NA/Providence:
2.25%, 3/2/2020	250,000	249,492
Series MTN, 2.45%, 12/4/2019	100,000	100,483
Series MTN, 2.55%, 5/13/2021	250,000	248,717

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Citizens Financial Group, Inc. 4.30%, 12/3/2025	$50,000	$51,336
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,850
Commonwealth Bank of Australia 2.50%, 9/20/2018	425,000	429,382
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	300,000	301,863
3.75%, 7/21/2026	250,000	243,582
3.88%, 2/8/2022	208,000	219,311
4.50%, 1/11/2021	100,000	107,147
4.63%, 12/1/2023	200,000	210,802
Series BKTN, 1.38%, 8/9/2019	250,000	246,238
Series MTN, 5.25%, 5/24/2041	250,000	291,450
Credit Suisse AG:
5.30%, 8/13/2019	150,000	160,810
5.40%, 1/14/2020	142,000	152,455
Series GMTN, 2.30%, 5/28/2019	250,000	250,872
Series MTN, 3.63%, 9/9/2024	100,000	101,492
Series MTN, 4.38%, 8/5/2020	10,000	10,587
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	250,000	251,035
3.45%, 4/16/2021	250,000	253,493
4.88%, 5/15/2045	255,000	258,955
Deutsche Bank AG:
2.50%, 2/13/2019	250,000	250,295
2.95%, 8/20/2020	100,000	100,171
Series GMTN, 3.13%, 1/13/2021	100,000	100,257
Discover Bank:
3.45%, 7/27/2026	50,000	48,022
4.20%, 8/8/2023	125,000	130,098
Series BKNT, 3.10%, 6/4/2020	50,000	50,977
Series BKNT, 3.20%, 8/9/2021	200,000	202,506
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	152,353
4.30%, 1/16/2024	100,000	104,305
8.25%, 3/1/2038	100,000	142,049
Fifth Third Bank Series MTN, 2.15%, 8/20/2018	350,000	351,865
First Republic Bank 4.63%, 2/13/2047	250,000	249,600
Goldman Sachs Capital I 6.35%, 2/15/2034	150,000	179,227
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	15,000	14,975
2.30%, 12/13/2019	465,000	465,167
2.35%, 11/15/2021	210,000	205,743
2.55%, 10/23/2019	97,000	97,801
2.60%, 4/23/2020	226,000	227,372
2.60%, 12/27/2020	500,000	500,395
2.63%, 1/31/2019	170,000	171,929
2.63%, 4/25/2021	30,000	29,897
2.88%, 2/25/2021	150,000	151,116
2.90%, 7/19/2018	315,000	319,057
3.00%, 4/26/2022	205,000	205,414
3.50%, 1/23/2025	50,000	49,743
3.50%, 11/16/2026	135,000	132,154
3.63%, 1/22/2023	25,000	25,596
3.75%, 5/22/2025	100,000	101,258

3.75%, 2/25/2026	85,000	85,410
4.75%, 10/21/2045	50,000	52,717
5.15%, 5/22/2045	55,000	57,756
5.25%, 7/27/2021	43,000	47,137
5.75%, 1/24/2022	170,000	191,275
5.95%, 1/15/2027	333,000	380,815
6.15%, 4/1/2018	370,000	386,347
6.75%, 10/1/2037	595,000	734,111
Series GMTN, 7.50%, 2/15/2019	285,000	312,699
Series MTN, 4.80%, 7/8/2044	170,000	179,865
HSBC Holdings PLC:
2.95%, 5/25/2021	300,000	301,500
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	200,000	201,306
3.40%, 3/8/2021	200,000	204,460
3.60%, 5/25/2023	100,000	101,609
3.90%, 5/25/2026	200,000	202,134
4.00%, 3/30/2022	300,000	313,680
4.30%, 3/8/2026	200,000	208,024
4.38%, 11/23/2026	200,000	201,692
5.10%, 4/5/2021	285,000	309,117
5.25%, 3/14/2044	100,000	107,816
6.10%, 1/14/2042	35,000	43,708
6.50%, 5/2/2036	150,000	184,277
6.50%, 9/15/2037	150,000	184,894
6.80%, 6/1/2038	100,000	127,835
HSBC USA, Inc.:
2.00%, 8/7/2018	150,000	150,225
2.25%, 6/23/2019	120,000	120,402
2.35%, 3/5/2020	100,000	100,195
Huntington Bancshares, Inc. 3.15%, 3/14/2021	250,000	253,997
Huntington National Bank 2.88%, 8/20/2020	150,000	152,135
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	244,815
Series MTN, 2.16%, 11/13/2018	250,000	249,710
International Finance Corp. 1.75%, 9/16/2019	500,000	502,340
JPMorgan Chase & Co.:
1.85%, 3/22/2019	200,000	200,060
2.20%, 10/22/2019	150,000	150,658
2.25%, 1/23/2020	200,000	200,620
2.35%, 1/28/2019	150,000	151,468
2.40%, 6/7/2021	200,000	198,848
2.55%, 10/29/2020	393,000	394,501
2.70%, 5/18/2023	200,000	195,984
2.95%, 10/1/2026	100,000	95,024
3.13%, 1/23/2025	250,000	245,478
3.20%, 6/15/2026	100,000	97,038
3.25%, 9/23/2022	173,000	176,071
3.30%, 4/1/2026	200,000	195,914
3.63%, 12/1/2027	75,000	72,709
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	75,000	75,729
3.88%, 2/1/2024	300,000	311,736
3.88%, 9/10/2024	305,000	308,944
3.90%, 7/15/2025	100,000	103,367

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.13%, 12/15/2026	$161,000	$163,903
4.25%, 10/15/2020	575,000	609,667
4.25%, 10/1/2027	85,000	87,145
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	99,506
4.35%, 8/15/2021	50,000	53,509
4.50%, 1/24/2022	200,000	215,516
4.85%, 2/1/2044	100,000	110,626
4.95%, 3/25/2020	34,000	36,698
4.95%, 6/1/2045	225,000	236,758
5.63%, 8/16/2043	100,000	114,042
6.30%, 4/23/2019	107,000	116,183
6.40%, 5/15/2038	505,000	652,450
JPMorgan Chase Bank NA 1.65%, 9/23/2019	150,000	149,199
KeyBank NA:
Series BKNT, 2.50%, 11/22/2021	100,000	99,413
Series BKNT, 6.95%, 2/1/2028	130,000	161,134
KeyCorp. Series MTN, 2.30%, 12/13/2018	100,000	100,511
Kreditanstalt fuer Wiederaufbau:
1.88%, 4/1/2019	50,000	50,363
2.00%, 5/2/2025	550,000	530,414
2.13%, 1/17/2023	200,000	198,092
2.63%, 1/25/2022	300,000	306,615
4.50%, 7/16/2018	215,000	223,613
Landwirtschaftliche Rentenbank 1.00%, 4/4/2018	400,000	398,956
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	198,816
3.75%, 1/11/2027	200,000	196,520
5.30%, 12/1/2045	200,000	211,664
Manufacturers & Traders Trust Co. Series BKNT, 2.25%, 7/25/2019	300,000	301,956
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	195,412
2.95%, 3/1/2021	200,000	201,720
3.00%, 2/22/2022	100,000	100,749
3.68%, 2/22/2027	100,000	101,278
3.85%, 3/1/2026	200,000	205,320
Mizuho Financial Group, Inc. 2.95%, 2/28/2022	200,000	199,974
Morgan Stanley:
2.65%, 1/27/2020	100,000	100,997
2.80%, 6/16/2020	130,000	131,476
3.63%, 1/20/2027	200,000	198,314
3.95%, 4/23/2027	400,000	395,856
4.30%, 1/27/2045	75,000	74,098
4.38%, 1/22/2047	85,000	85,122
4.88%, 11/1/2022	123,000	133,029
5.75%, 1/25/2021	600,000	666,102
6.38%, 7/24/2042	150,000	191,298
7.25%, 4/1/2032	148,000	201,150
Series F, 3.88%, 4/29/2024	100,000	102,855
Series GMTN, 2.38%, 7/23/2019	127,000	127,771
Series GMTN, 2.50%, 4/21/2021	255,000	253,699
Series GMTN, 3.70%, 10/23/2024	150,000	152,539
Series GMTN, 3.75%, 2/25/2023	200,000	206,504
Series GMTN, 3.88%, 1/27/2026	135,000	136,628

Series GMTN, 4.35%, 9/8/2026	100,000	102,054
Series GMTN, 5.50%, 7/28/2021	50,000	55,424
Series GMTN, 6.63%, 4/1/2018	440,000	460,627
Series GMTN, 7.30%, 5/13/2019	250,000	276,410
Series MTN, 2.20%, 12/7/2018	100,000	100,423
Series MTN, 2.63%, 11/17/2021	160,000	158,928
Series MTN, 3.13%, 7/27/2026	165,000	157,512
Series MTN, 4.10%, 5/22/2023	250,000	258,192
Series MTN, 5.63%, 9/23/2019	150,000	162,039
National Australia Bank, Ltd.:
2.50%, 7/12/2026	250,000	233,962
2.80%, 1/10/2022	250,000	251,362
Series GMTN, 2.63%, 1/14/2021	250,000	250,900
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	200,000	200,688
Northern Trust Corp. 2.38%, 8/2/2022	147,000	145,243
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	216,000	215,406
PNC Bank NA:
1.80%, 11/5/2018	200,000	200,160
2.95%, 2/23/2025	100,000	98,626
3.30%, 10/30/2024	200,000	202,626
Series BKNT, 1.70%, 12/7/2018	350,000	349,804
Series BKNT, 1.85%, 7/20/2018	100,000	100,189
Series BKNT, 2.55%, 12/9/2021	100,000	99,845
Series BKNT, 2.70%, 11/1/2022	100,000	99,067
Series MTN, 1.60%, 6/1/2018	30,000	29,981
Series MTN, 2.15%, 4/29/2021	100,000	98,818
Series MTN, 2.40%, 10/18/2019	100,000	101,043
Series MTN, 3.25%, 6/1/2025	70,000	70,339
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	30,000	31,928
5.13%, 2/8/2020	150,000	161,994
Regions Financial Corp. 3.20%, 2/8/2021	50,000	50,830
Royal Bank of Canada:
1.50%, 7/29/2019	150,000	148,335
1.88%, 2/5/2020	58,000	57,662
2.00%, 10/1/2018	138,000	138,639
2.00%, 12/10/2018	150,000	150,534
2.20%, 9/23/2019	100,000	100,533
2.30%, 3/22/2021	400,000	399,960
Series GMTN, 1.50%, 6/7/2018	100,000	99,893
Series GMTN, 1.63%, 4/15/2019	50,000	49,739
Series GMTN, 1.80%, 7/30/2018	50,000	50,072
Series GMTN, 2.15%, 3/6/2020	200,000	199,972
Series MTN, 2.35%, 10/30/2020	225,000	225,450
Royal Bank of Scotland Group PLC 4.80%, 4/5/2026	200,000	204,750
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	100,000	100,484
3.45%, 8/27/2018	150,000	152,535
3.70%, 3/28/2022 (d)	60,000	60,244
4.50%, 7/17/2025	100,000	101,580
Santander UK PLC:
2.35%, 9/10/2019	100,000	100,370
3.05%, 8/23/2018	100,000	101,583
4.00%, 3/13/2024	125,000	130,268
Series GMTN, 2.00%, 8/24/2018	33,000	33,082

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	$250,000	$246,022
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	350,000	350,703
3.95%, 7/19/2023	250,000	261,955
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	100,000	97,303
2.44%, 10/19/2021	170,000	167,800
2.63%, 7/14/2026	150,000	140,093
2.85%, 1/11/2022	100,000	100,041
2.93%, 3/9/2021	150,000	151,161
3.45%, 1/11/2027	100,000	99,345
3.78%, 3/9/2026	150,000	153,303
SunTrust Bank:
2.25%, 1/31/2020	100,000	100,203
Series BKNT, 2.75%, 5/1/2023	200,000	196,046
SunTrust Banks, Inc.:
2.70%, 1/27/2022	100,000	99,668
2.90%, 3/3/2021	50,000	50,563
Svenska Handelsbanken AB:
2.50%, 1/25/2019	150,000	151,543
Series BKNT, 1.88%, 9/7/2021	250,000	242,472
Series MTN, 2.25%, 6/17/2019	175,000	175,905
Toronto-Dominion Bank:
1.45%, 8/13/2019	50,000	49,409
1.80%, 7/13/2021	50,000	48,679
Series BKNT, 2.13%, 7/2/2019	100,000	100,462
Series GMTN, 1.45%, 9/6/2018	100,000	99,757
Series MTN, 1.40%, 4/30/2018	100,000	99,863
Series MTN, 1.95%, 1/22/2019	300,000	301,242
Series MTN, 2.13%, 4/7/2021	100,000	99,070
Series MTN, 2.25%, 11/5/2019	100,000	100,571
Series MTN, 2.63%, 9/10/2018	200,000	202,744
UBS AG Series GMTN, 2.38%, 8/14/2019	150,000	150,940
US Bancorp:
Series MTN, 1.95%, 11/15/2018	100,000	100,495
Series MTN, 2.20%, 4/25/2019	100,000	100,740
Series MTN, 2.35%, 1/29/2021	150,000	150,177
Series MTN, 2.95%, 7/15/2022	54,000	54,494
Series MTN, 3.70%, 1/30/2024	300,000	313,707
Series MTN, 4.13%, 5/24/2021	100,000	106,867
Series V, 2.38%, 7/22/2026	200,000	186,734
Series V, 2.63%, 1/24/2022	145,000	145,470
Wells Fargo & Co.:
2.10%, 7/26/2021	150,000	146,873
2.13%, 4/22/2019	270,000	271,083
2.15%, 1/15/2019	278,000	279,632
2.50%, 3/4/2021	150,000	149,523
3.00%, 4/22/2026	520,000	498,607
3.00%, 10/23/2026	170,000	162,727
4.13%, 8/15/2023	100,000	104,535
4.48%, 1/16/2024	170,000	181,087
5.38%, 11/2/2043	30,000	33,425
5.61%, 1/15/2044	258,000	295,080
Series GMTN, 2.60%, 7/22/2020	342,000	345,181
Series GMTN, 4.30%, 7/22/2027	135,000	140,227
Series GMTN, 4.90%, 11/17/2045	135,000	141,012

Series M, 3.45%, 2/13/2023	100,000	100,919
Series MTN, 2.55%, 12/7/2020	150,000	150,732
Series MTN, 3.00%, 2/19/2025	50,000	48,749
Series MTN, 3.50%, 3/8/2022	215,000	222,559
Series MTN, 4.10%, 6/3/2026	220,000	224,902
Series MTN, 4.75%, 12/7/2046	170,000	173,876
Series N, 2.15%, 1/30/2020	193,000	193,081
Wells Fargo Bank NA:
1.75%, 5/24/2019	100,000	99,697
5.85%, 2/1/2037	200,000	240,872
Series MTN, 2.15%, 12/6/2019	250,000	250,815
Wells Fargo Capital 5.95%, 12/1/2086	125,000	134,390
Westpac Banking Corp.:
1.65%, 5/13/2019	50,000	49,629
1.95%, 11/23/2018	100,000	100,194
2.10%, 5/13/2021	50,000	49,092
2.15%, 3/6/2020	100,000	99,948
2.25%, 1/17/2019	170,000	170,986
2.60%, 11/23/2020	220,000	221,340
2.80%, 1/11/2022	150,000	150,867
2.85%, 5/13/2026	50,000	48,240
3.35%, 3/8/2027	100,000	99,523
4.88%, 11/19/2019	262,000	279,986
Series GMTN, 5 Year US ISDA +2.24%, 4.32%, 11/23/2031 (c)	170,000	171,839

		65,853,605

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	388,000	388,322
3.30%, 2/1/2023	365,000	371,092
3.65%, 2/1/2026	600,000	605,802
3.70%, 2/1/2024	100,000	103,168
4.70%, 2/1/2036	400,000	422,756
4.90%, 2/1/2046	440,000	474,976
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	502,000	495,916
3.75%, 7/15/2042	100,000	91,452
5.38%, 1/15/2020	635,000	690,099
6.38%, 1/15/2040	150,000	196,698
7.75%, 1/15/2019	350,000	385,063
8.20%, 1/15/2039	100,000	152,039
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	41,880
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	199,600
1.38%, 5/30/2019	50,000	49,761
1.55%, 9/1/2021	100,000	97,449
1.65%, 11/1/2018	150,000	150,615
2.55%, 6/1/2026	50,000	48,011
2.88%, 10/27/2025	150,000	148,539
3.15%, 11/15/2020	94,000	98,047
3.20%, 11/1/2023	200,000	206,102
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	150,924
Constellation Brands, Inc.:
3.70%, 12/6/2026	100,000	99,806

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.75%, 5/1/2021	$30,000	$30,973
3.88%, 11/15/2019	25,000	26,020
4.25%, 5/1/2023	115,000	121,182
6.00%, 5/1/2022	40,000	45,392
Diageo Capital PLC:
2.63%, 4/29/2023	200,000	198,474
3.88%, 4/29/2043	100,000	96,088
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	50,000	46,659
3.43%, 6/15/2027	135,000	134,586
4.42%, 12/15/2046	150,000	150,254
Molson Coors Brewing Co.:
1.45%, 7/15/2019	55,000	54,299
2.10%, 7/15/2021	65,000	63,449
2.25%, 3/15/2020 (d)	250,000	250,287
3.00%, 7/15/2026	70,000	66,487
4.20%, 7/15/2046	60,000	56,359
5.00%, 5/1/2042	50,000	52,715
Pepsi-Cola Metropolitan Bottling Co., Inc. Series B, 7.00%, 3/1/2029	100,000	136,168
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,612
1.70%, 10/6/2021	100,000	97,356
1.85%, 4/30/2020	100,000	99,927
2.38%, 10/6/2026	55,000	52,068
2.75%, 3/5/2022	127,000	128,847
2.75%, 4/30/2025	100,000	98,305
2.85%, 2/24/2026	300,000	294,981
3.10%, 7/17/2022	50,000	51,342
3.50%, 7/17/2025	251,000	260,209
3.60%, 8/13/2042	70,000	65,313
4.25%, 10/22/2044	75,000	76,991
4.45%, 4/14/2046	100,000	106,330
4.50%, 1/15/2020	100,000	107,183
4.60%, 7/17/2045	135,000	146,245

		8,827,218

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	50,000	48,554
2.13%, 5/1/2020	100,000	99,847
2.20%, 5/22/2019	76,000	76,473
2.25%, 8/19/2023	100,000	95,635
2.60%, 8/19/2026	100,000	92,665
3.13%, 5/1/2025	100,000	98,238
3.63%, 5/22/2024	50,000	51,301
3.88%, 11/15/2021	100,000	105,217
4.10%, 6/15/2021	100,000	105,774
4.40%, 5/1/2045	130,000	126,500
4.50%, 3/15/2020	50,000	53,208
4.56%, 6/15/2048	100,000	99,436
4.66%, 6/15/2051	100,000	99,902
5.15%, 11/15/2041	299,000	319,888
5.65%, 6/15/2042	100,000	113,771
5.70%, 2/1/2019	100,000	106,858
5.75%, 3/15/2040	55,000	62,577
Biogen, Inc.:
2.90%, 9/15/2020	150,000	152,585
3.63%, 9/15/2022	55,000	56,675

4.05%, 9/15/2025	155,000	160,510
5.20%, 9/15/2045	65,000	70,212
Celgene Corp.:
2.30%, 8/15/2018	100,000	100,566
2.88%, 8/15/2020	100,000	101,485
3.25%, 8/15/2022	221,000	224,092
3.63%, 5/15/2024	166,000	168,203
3.88%, 8/15/2025	300,000	306,441
5.00%, 8/15/2045	5,000	5,234
Gilead Sciences, Inc.:
1.85%, 9/4/2018	340,000	340,986
1.95%, 3/1/2022 (a)	45,000	43,559
2.35%, 2/1/2020	242,000	243,653
2.55%, 9/1/2020	100,000	101,006
3.25%, 9/1/2022	40,000	40,840
3.50%, 2/1/2025	50,000	50,281
3.65%, 3/1/2026	100,000	100,677
3.70%, 4/1/2024	200,000	205,484
4.50%, 4/1/2021	100,000	107,381
4.50%, 2/1/2045	140,000	137,309
4.60%, 9/1/2035	145,000	149,283
4.75%, 3/1/2046	50,000	51,000
4.80%, 4/1/2044	100,000	102,514

		4,775,820

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	174,963
4.13%, 3/15/2035	55,000	52,847
6.13%, 1/15/2041	20,000	23,479
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	102,567
Airgas, Inc. 3.05%, 8/1/2020	100,000	102,252
Cabot Corp. 3.70%, 7/15/2022	100,000	102,216
Celanese US Holdings LLC:
4.63%, 11/15/2022	40,000	42,363
5.88%, 6/15/2021	40,000	44,201
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	53,025
4.25%, 10/1/2034	200,000	199,204
5.25%, 11/15/2041	250,000	274,958
8.55%, 5/15/2019	330,000	374,048
Eastman Chemical Co.:
3.60%, 8/15/2022	245,000	252,708
4.65%, 10/15/2044	120,000	120,864
Ecolab, Inc.:
4.35%, 12/8/2021	195,000	210,391
5.50%, 12/8/2041	76,000	89,814
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	200,000	197,820
5.75%, 3/15/2019	250,000	267,833
HB Fuller Co. 4.00%, 2/15/2027	50,000	50,245
LYB International Finance B.V. 4.00%, 7/15/2023	250,000	260,760
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	62,836
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	141,054
6.00%, 11/15/2021	100,000	113,198

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Methanex Corp. 5.65%, 12/1/2044	$100,000	$95,125
Monsanto Co.:
3.95%, 4/15/2045	120,000	108,434
4.20%, 7/15/2034	240,000	236,604
4.40%, 7/15/2044	100,000	97,082
Mosaic Co. 4.25%, 11/15/2023	275,000	284,900
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	95,227
3.63%, 3/15/2024	122,000	122,415
4.00%, 12/15/2026	200,000	204,522
5.88%, 12/1/2036	50,000	57,161
Praxair, Inc.:
3.00%, 9/1/2021	250,000	255,837
3.20%, 1/30/2026	100,000	101,608
RPM International, Inc.:
3.45%, 11/15/2022	100,000	101,151
3.75%, 3/15/2027	100,000	100,113
5.25%, 6/1/2045	50,000	54,051
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	80,186
Westlake Chemical Corp.:
3.60%, 8/15/2026 (d)	50,000	48,946
4.63%, 2/15/2021 (d)	150,000	155,767
5.00%, 8/15/2046 (d)	50,000	51,070

		5,563,845

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	101,107
3.38%, 9/15/2025	50,000	51,560
Block Financial LLC 5.50%, 11/1/2022	100,000	106,310
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	10,000	10,636
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	233,494
Ecolab, Inc. 2.70%, 11/1/2026	20,000	19,021
Equifax, Inc. 2.30%, 6/1/2021	170,000	167,266
George Washington University Series 2014, 4.30%, 9/15/2044	50,000	49,350
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	33,966
5.60%, 7/1/2111	69,000	84,770
Mastercard, Inc. 3.38%, 4/1/2024	100,000	103,388
Moody’s Corp.:
2.75%, 7/15/2019	76,000	76,939
2.75%, 12/15/2021	50,000	49,968
4.50%, 9/1/2022	115,000	123,329
4.88%, 2/15/2024	100,000	109,231
Northwestern University 3.87%, 12/1/2048	50,000	50,597
President and Fellows of Harvard College:
3.15%, 7/15/2046	100,000	92,349
3.30%, 7/15/2056	100,000	92,338
S&P Global, Inc.:
2.95%, 1/22/2027 (d)	100,000	94,359
3.30%, 8/14/2020	50,000	50,914

4.00%, 6/15/2025	125,000	128,581
4.40%, 2/15/2026	30,000	31,815
Total System Services, Inc. 2.38%, 6/1/2018	140,000	140,549
University of Southern California 3.03%, 10/1/2039	100,000	89,969
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	110,598
Western Union Co.:
3.60%, 3/15/2022	50,000	50,393
6.20%, 11/17/2036	105,000	107,296

		2,360,093

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	193,569
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	63,343
4.50%, 2/15/2047	20,000	20,315
5.13%, 9/14/2045	150,000	165,494
6.00%, 1/15/2036	200,000	239,270
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,580
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	30,935
Masco Corp.:
3.50%, 4/1/2021	95,000	96,662
4.38%, 4/1/2026	70,000	72,712
Owens Corning 4.20%, 12/15/2022	159,000	165,403
Vulcan Materials Co. 7.50%, 6/15/2021	150,000	175,637

		1,247,920

DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	94,344
4.60%, 6/15/2045	20,000	21,594

		115,938

DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.75%, 5/15/2019	225,000	230,941
3.95%, 2/1/2022	125,000	128,310
4.50%, 5/15/2021	225,000	235,740
4.63%, 10/30/2020	125,000	131,891
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	48,555
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	51,016
3.38%, 6/1/2021	35,000	35,602
3.75%, 2/1/2022	125,000	128,626
3.88%, 4/1/2021	75,000	77,621
American Express Co.:
1.55%, 5/22/2018	100,000	99,810
2.65%, 12/2/2022	119,000	117,817
4.05%, 12/3/2042	100,000	97,886
8.13%, 5/20/2019	75,000	84,341
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,417

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series F, 2.60%, 9/14/2020	$50,000	$50,445
Series MTN, 1.70%, 10/30/2019	75,000	74,457
Series MTN, 1.80%, 7/31/2018	50,000	50,040
Series MTN, 2.20%, 3/3/2020	100,000	100,249
Series MTN, 2.25%, 5/5/2021	250,000	247,660
Series MTN, 2.70%, 3/3/2022	100,000	99,935
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	47,835
3.70%, 10/15/2024	150,000	154,074
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	124,304
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,119
3.50%, 3/18/2024	225,000	234,893
Brookfield Finance, Inc. 4.25%, 6/2/2026	100,000	100,402
Capital One Bank USA NA 3.38%, 2/15/2023	300,000	299,853
CBOE Holdings, Inc. 3.65%, 1/12/2027	100,000	100,444
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	98,801
3.20%, 3/2/2027	100,000	99,434
3.45%, 2/13/2026	35,000	35,753
4.45%, 7/22/2020	24,000	25,622
CME Group, Inc. 3.00%, 3/15/2025	203,000	202,894
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	336,538
Discover Financial Services:
4.10%, 2/9/2027	75,000	75,000
5.20%, 4/27/2022	100,000	108,000
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	97,241
GE Capital International Funding Co.:
2.34%, 11/15/2020	800,000	803,008
4.42%, 11/15/2035	410,000	433,095
General Electric Co.:
5.30%, 2/11/2021	136,000	150,666
Series A, 6.75%, 3/15/2032	219,000	295,057
Series GMTN, 3.10%, 1/9/2023	100,000	102,661
Series GMTN, 4.63%, 1/7/2021	100,000	108,440
Series GMTN, 5.63%, 5/1/2018	70,000	73,158
Series GMTN, 6.15%, 8/7/2037	280,000	362,454
Series GMTN, 6.88%, 1/10/2039	86,000	121,820
Series MTN, 5.88%, 1/14/2038	101,000	127,473
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (d)	100,000	100,566
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	225,950
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	101,160
Invesco Finance PLC 3.75%, 1/15/2026	150,000	153,904
Jefferies Group LLC:
5.13%, 4/13/2018	275,000	283,341
6.25%, 1/15/2036	80,000	83,927
6.45%, 6/8/2027	20,000	22,554
Lazard Group LLC:
3.63%, 3/1/2027	50,000	48,726

3.75%, 2/13/2025	100,000	99,288
4.25%, 11/14/2020	18,000	18,916
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	52,435
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	99,531
3.80%, 11/21/2046	100,000	98,220
Nasdaq, Inc. 5.55%, 1/15/2020	200,000	216,368
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	100,000	99,515
2.30%, 11/1/2020	50,000	49,801
2.70%, 2/15/2023	50,000	49,422
2.85%, 1/27/2025	51,000	50,163
2.95%, 2/7/2024	60,000	60,150
Series C, 8.00%, 3/1/2032	110,000	157,989
Series MTN, 1.50%, 11/1/2019	80,000	79,244
Nomura Holdings, Inc.:
6.70%, 3/4/2020	121,000	134,493
Series GMTN, 2.75%, 3/19/2019	150,000	151,295
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	196,396
Stifel Financial Corp. 4.25%, 7/18/2024	50,000	50,453
Synchrony Financial:
2.60%, 1/15/2019	100,000	100,755
2.70%, 2/3/2020	10,000	10,036
3.70%, 8/4/2026	100,000	96,728
3.75%, 8/15/2021	200,000	205,984
4.50%, 7/23/2025	100,000	102,718
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	101,071
Visa, Inc.:
2.20%, 12/14/2020	127,000	127,448
2.80%, 12/14/2022	150,000	151,264
3.15%, 12/14/2025	220,000	220,915
4.15%, 12/14/2035	60,000	62,773
4.30%, 12/14/2045	400,000	419,996

		11,224,893

ELECTRIC — 1.7%
Alabama Power Co.:
4.30%, 1/2/2046	50,000	51,077
6.00%, 3/1/2039	100,000	121,739
Series 17-A, 2.45%, 3/30/2022	100,000	98,819
Appalachian Power Co. 7.00%, 4/1/2038	26,000	34,978
Arizona Public Service Co.:
3.15%, 5/15/2025	50,000	49,993
3.75%, 5/15/2046	100,000	93,489
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023	150,000	156,298
5.75%, 4/1/2018	200,000	207,864
6.13%, 4/1/2036	155,000	193,584
Black Hills Corp.:
3.15%, 1/15/2027	50,000	47,652
4.20%, 9/15/2046	50,000	47,116
4.25%, 11/30/2023	100,000	104,438
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	98,151

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 4/1/2044	$225,000	$246,044
Series AA, 3.00%, 2/1/2027	100,000	98,648
Series Z, 2.40%, 9/1/2026	50,000	46,867
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (d)	40,000	39,531
CMS Energy Corp. 3.45%, 8/15/2027	100,000	99,252
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	47,482
3.65%, 6/15/2046	50,000	46,849
4.35%, 11/15/2045	200,000	209,064
5.90%, 3/15/2036	100,000	123,055
Connecticut Light & Power Co. 2.50%, 1/15/2023	90,000	88,603
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	48,027
4.45%, 6/15/2020	100,000	106,867
4.45%, 3/15/2044	100,000	105,542
Series 09-C, 5.50%, 12/1/2039	125,000	147,497
Series 12-A, 4.20%, 3/15/2042	100,000	100,939
Series C, 4.30%, 12/1/2056	50,000	50,128
Consolidated Edison, Inc.:
2.00%, 5/15/2021	65,000	63,621
Series A, 2.00%, 3/15/2020	50,000	49,827
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	44,603
3.95%, 5/15/2043	100,000	99,917
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	103,575
4.15%, 5/15/2045	100,000	102,308
Dominion Resources, Inc.:
2.50%, 12/1/2019	132,000	133,269
2.96%, 7/1/2019 (e)	50,000	50,683
3.63%, 12/1/2024	100,000	100,352
3.90%, 10/1/2025	125,000	127,177
4.10%, 4/1/2021 (e)	80,000	83,407
6.40%, 6/15/2018	250,000	262,962
Series A, 1.88%, 1/15/2019	100,000	99,868
Series B, 1.60%, 8/15/2019	50,000	49,397
Series B, 2.75%, 1/15/2022	100,000	99,576
Series C, 2.00%, 8/15/2021	20,000	19,419
Series C, 4.90%, 8/1/2041	150,000	157,857
Series D, 2.85%, 8/15/2026 (a)	30,000	28,046
DTE Electric Co.:
3.65%, 3/15/2024	50,000	52,475
3.70%, 6/1/2046	50,000	47,949
DTE Energy Co.:
1.50%, 10/1/2019	50,000	49,146
2.40%, 12/1/2019	50,000	50,279
2.85%, 10/1/2026	50,000	46,769
6.38%, 4/15/2033	150,000	182,978
Duke Energy Carolinas LLC:
2.95%, 12/1/2026	50,000	49,258
3.75%, 6/1/2045	100,000	95,644
4.00%, 9/30/2042	56,000	55,629
4.25%, 12/15/2041	270,000	278,276
5.30%, 2/15/2040	40,000	46,999
Series C, 7.00%, 11/15/2018	270,000	292,342

Duke Energy Corp.:
1.80%, 9/1/2021	50,000	48,263
2.65%, 9/1/2026	65,000	60,501
3.05%, 8/15/2022	39,000	39,339
3.75%, 4/15/2024	89,000	91,698
4.80%, 12/15/2045	100,000	104,888
Duke Energy Florida LLC:
3.20%, 1/15/2027	100,000	100,559
5.65%, 6/15/2018	85,000	89,071
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	122,336
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	26,147
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	50,594
4.20%, 8/15/2045	50,000	50,853
El Paso Electric Co. 5.00%, 12/1/2044	50,000	50,172
Emera US Finance L.P.:
2.15%, 6/15/2019	20,000	19,969
3.55%, 6/15/2026	65,000	63,776
4.75%, 6/15/2046	35,000	35,315
Enel Americas SA 4.00%, 10/25/2026	15,000	14,862
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	51,518
Entergy Arkansas, Inc. 3.50%, 4/1/2026	30,000	30,632
Entergy Corp.:
2.95%, 9/1/2026	30,000	28,318
5.13%, 9/15/2020	150,000	161,346
Entergy Louisiana LLC:
2.40%, 10/1/2026	50,000	46,740
3.25%, 4/1/2028	200,000	197,534
4.95%, 1/15/2045	75,000	76,162
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	47,429
Entergy Texas, Inc. 7.13%, 2/1/2019	50,000	54,350
Exelon Corp.:
2.45%, 4/15/2021	35,000	34,570
3.40%, 4/15/2026	150,000	147,429
4.45%, 4/15/2046	50,000	49,570
Exelon Generation Co. LLC:
2.95%, 1/15/2020	200,000	202,546
4.00%, 10/1/2020	200,000	207,490
5.60%, 6/15/2042	100,000	94,810
FirstEnergy Corp.:
Series B, 4.25%, 3/15/2023	55,000	56,669
Series C, 7.38%, 11/15/2031	95,000	123,453
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	101,182
4.05%, 6/1/2042	25,000	25,475
4.05%, 10/1/2044	170,000	172,949
5.69%, 3/1/2040	65,000	80,656
Fortis, Inc. 2.10%, 10/4/2021 (d)	65,000	62,876
Georgia Power Co.:
2.00%, 3/30/2020	100,000	99,702
3.25%, 3/30/2027	100,000	97,436
4.30%, 3/15/2042	275,000	264,462

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.40%, 6/1/2040	$100,000	$110,697
Series 10-C, 4.75%, 9/1/2040	100,000	103,978
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	127,744
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	156,236
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	30,000	31,388
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	46,092
6.25%, 7/15/2039	50,000	63,322
ITC Holdings Corp.:
3.25%, 6/30/2026	30,000	29,071
3.65%, 6/15/2024	25,000	25,116
Kansas City Power & Light Co. 3.65%, 8/15/2025	50,000	50,356
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	103,590
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	99,528
3.50%, 10/15/2024	100,000	103,519
4.25%, 5/1/2046	70,000	72,267
4.80%, 9/15/2043	150,000	165,745
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	100,000	131,742
Series R, 6.75%, 7/1/2037	15,000	19,777
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	70,000	69,771
2.30%, 4/1/2019	15,000	15,086
2.40%, 9/15/2019	150,000	151,342
4.50%, 6/1/2021	170,000	180,501
NiSource Finance Corp.:
4.80%, 2/15/2044	50,000	52,556
5.45%, 9/15/2020	12,000	13,097
Northern States Power Co. 6.25%, 6/1/2036	150,000	193,765
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	194,756
Ohio Power Co. 6.05%, 5/1/2018	100,000	104,351
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	100,000	99,926
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	35,522
6.80%, 9/1/2018	235,000	251,062
7.00%, 5/1/2032	140,000	191,475
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	203,664
3.50%, 6/15/2025	95,000	97,096
4.00%, 12/1/2046 (a)	100,000	98,557
4.25%, 3/15/2046	50,000	51,038
4.75%, 2/15/2044	100,000	109,370
6.05%, 3/1/2034	100,000	125,293
PacifiCorp:
3.85%, 6/15/2021	200,000	211,540
4.10%, 2/1/2042	50,000	50,276
PECO Energy Co. 4.15%, 10/1/2044	100,000	101,194
PG&E Corp. 2.40%, 3/1/2019	250,000	251,555
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	144,342

3.50%, 12/1/2022	200,000	204,212
PPL Electric Utilities Corp. 4.15%, 10/1/2045	100,000	101,630
Progress Energy, Inc. 7.75%, 3/1/2031	425,000	591,366
PSEG Power LLC:
3.00%, 6/15/2021	100,000	100,711
5.13%, 4/15/2020	80,000	85,762
Public Service Co. of Colorado 3.20%, 11/15/2020	100,000	103,197
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,583
Series MTN, 2.25%, 9/15/2026	50,000	46,536
Series MTN, 2.38%, 5/15/2023	150,000	146,602
Series MTN, 3.80%, 3/1/2046	50,000	49,013
Series MTN, 3.95%, 5/1/2042	25,000	24,958
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	49,616
6.00%, 9/1/2021	100,000	111,024
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	128,837
San Diego Gas & Electric Co. 2.50%, 5/15/2026	50,000	47,641
Sierra Pacific Power Co. 2.60%, 5/1/2026	200,000	191,252
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	46,392
4.35%, 2/1/2042	200,000	192,544
4.50%, 6/1/2064	35,000	33,864
5.45%, 2/1/2041	100,000	111,455
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	73,887
4.00%, 4/1/2047	41,000	41,175
5.50%, 3/15/2040	450,000	543,969
Southern Co.:
1.55%, 7/1/2018	65,000	64,743
1.85%, 7/1/2019	70,000	69,611
2.35%, 7/1/2021	50,000	49,051
2.75%, 6/15/2020	50,000	50,368
2.95%, 7/1/2023	50,000	48,773
4.25%, 7/1/2036	60,000	58,196
4.40%, 7/1/2046	150,000	143,172
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	100,000	102,636
Southern Power Co.:
4.15%, 12/1/2025	100,000	103,271
Series D, 1.95%, 12/15/2019	50,000	49,659
Series E, 2.50%, 12/15/2021	50,000	48,984
Series F, 4.95%, 12/15/2046	50,000	49,648
Southwestern Electric Power Co.:
6.45%, 1/15/2019	100,000	107,315
Series J, 3.90%, 4/1/2045	100,000	94,682
Series K, 2.75%, 10/1/2026	100,000	94,455
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	50,843
6.00%, 10/1/2036	100,000	120,628
Tampa Electric Co. 4.10%, 6/15/2042	75,000	73,073

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Tucson Electric Power Co. 3.05%, 3/15/2025	$150,000	$143,377
Union Electric Co. 3.65%, 4/15/2045	60,000	55,969
Virginia Electric & Power Co.:
2.75%, 3/15/2023	100,000	99,256
5.40%, 4/30/2018	100,000	103,838
Series A, 3.15%, 1/15/2026	105,000	104,536
Series B, 2.95%, 11/15/2026	50,000	48,624
Series C, 4.00%, 11/15/2046	20,000	19,718
Westar Energy, Inc.:
3.10%, 4/1/2027	100,000	98,347
4.10%, 4/1/2043	100,000	99,785
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	255,230
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	129,907
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	99,467
3.35%, 12/1/2026	100,000	99,982
4.70%, 5/15/2020	100,000	105,964

		19,647,485

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 2/15/2023	250,000	249,322
4.88%, 10/15/2019	100,000	107,428
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,723

		406,473

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	215,722
Amphenol Corp. 3.20%, 4/1/2024	100,000	100,117
Avnet, Inc.:
3.75%, 12/1/2021	550,000	556,028
4.63%, 4/15/2026	25,000	25,237
4.88%, 12/1/2022	125,000	130,810
Flex, Ltd. 4.75%, 6/15/2025	50,000	52,396
FLIR Systems, Inc. 3.13%, 6/15/2021	25,000	25,133
Fortive Corp.:
2.35%, 6/15/2021 (d)	50,000	49,340
3.15%, 6/15/2026 (d)	50,000	49,390
4.30%, 6/15/2046 (d)	25,000	24,795
Honeywell International, Inc.:
1.40%, 10/30/2019	100,000	99,229
1.85%, 11/1/2021	100,000	98,016
4.25%, 3/1/2021	50,000	53,790
Series 30, 5.38%, 3/1/2041	100,000	121,027
Keysight Technologies, Inc. 3.30%, 10/30/2019	150,000	152,217
Koninklijke Philips NV:
3.75%, 3/15/2022	200,000	208,004
6.88%, 3/11/2038	100,000	127,510
Tech Data Corp.:
3.70%, 2/15/2022	100,000	100,336
4.95%, 2/15/2027	100,000	100,948
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	115,000	115,192

		2,405,237

ENGINEERING & CONSTRUCTION — 0.0% (b)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	12,000	12,125
4.38%, 5/8/2042	56,000	58,576
Fluor Corp. 3.38%, 9/15/2021	80,000	82,442

		153,143

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	53,040
4.75%, 5/15/2023	250,000	274,942
5.00%, 3/1/2020	100,000	107,839
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	97,943
3.50%, 5/15/2024	150,000	154,826
4.10%, 3/1/2045	200,000	200,082

		888,672

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	50,327
3.80%, 8/2/2042	50,000	46,228
Conagra Brands, Inc. 3.20%, 1/25/2023	187,000	187,858
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	107,492
General Mills, Inc.:
3.15%, 12/15/2021	200,000	204,560
3.20%, 2/10/2027	100,000	97,905
Hershey Co.:
2.30%, 8/15/2026	50,000	46,916
3.38%, 8/15/2046	50,000	44,691
Ingredion, Inc. 4.63%, 11/1/2020	100,000	107,200
JM Smucker Co.:
3.50%, 3/15/2025	100,000	101,384
4.25%, 3/15/2035	100,000	100,693
4.38%, 3/15/2045	25,000	24,922
Kellogg Co.:
3.13%, 5/17/2022	100,000	101,384
3.25%, 5/21/2018	65,000	66,128
3.25%, 4/1/2026	30,000	29,333
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	30,000	34,188
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	155,000	155,339
2.80%, 7/2/2020	200,000	202,646
3.00%, 6/1/2026	80,000	75,150
3.50%, 6/6/2022	263,000	268,986
3.50%, 7/15/2022	200,000	204,090
4.38%, 6/1/2046	85,000	79,685
5.00%, 7/15/2035	20,000	20,787
5.00%, 6/4/2042	225,000	228,636
5.20%, 7/15/2045	95,000	99,130
6.13%, 8/23/2018	100,000	105,696
Kroger Co.:
2.65%, 10/15/2026	100,000	92,157
3.88%, 10/15/2046	25,000	22,468
4.45%, 2/1/2047	100,000	98,110
5.40%, 7/15/2040	250,000	274,557
6.15%, 1/15/2020	100,000	110,202
6.90%, 4/15/2038	26,000	33,680
Series GMTN, 1.50%, 9/30/2019	30,000	29,557

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sysco Corp.:
1.90%, 4/1/2019	$30,000	$30,020
2.50%, 7/15/2021	70,000	69,835
2.60%, 10/1/2020	50,000	50,455
2.60%, 6/12/2022	150,000	149,209
3.30%, 7/15/2026	50,000	48,873
3.75%, 10/1/2025	25,000	25,457
4.50%, 4/1/2046	50,000	49,791
4.85%, 10/1/2045	35,000	36,513
Tyson Foods, Inc.:
4.88%, 8/15/2034	50,000	51,313
5.15%, 8/15/2044	200,000	210,000
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	96,045
2.00%, 7/28/2026	100,000	90,549
4.25%, 2/10/2021	150,000	160,821
5.90%, 11/15/2032	101,000	129,442
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	53,048

		4,703,456

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	220,000	243,120
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	50,000	50,063
International Paper Co.:
3.00%, 2/15/2027	100,000	93,662
4.40%, 8/15/2047	100,000	94,492
5.15%, 5/15/2046	150,000	156,655
6.00%, 11/15/2041	20,000	23,001
7.50%, 8/15/2021	250,000	297,362
Weyerhaeuser Co. 3.25%, 3/15/2023	100,000	100,069

		1,058,424

GAS — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	130,000	129,949
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	62,429
5.20%, 7/15/2025	50,000	53,064
ONE Gas, Inc. 2.07%, 2/1/2019	135,000	135,340
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	44,479
Sempra Energy:
1.63%, 10/7/2019	70,000	69,186
2.85%, 11/15/2020	50,000	50,529
2.88%, 10/1/2022	15,000	14,881
3.75%, 11/15/2025	50,000	50,886
6.00%, 10/15/2039	150,000	178,858
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	50,000	48,055
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	150,000	142,903
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	93,238

		1,073,797

HAND & MACHINE TOOLS — 0.0%(b)
Snap-on, Inc. 3.25%, 3/1/2027	45,000	45,432

Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	50,000	49,788
2.45%, 11/17/2018	100,000	100,939
3.40%, 12/1/2021	60,000	62,257

		258,416

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.80%, 9/15/2020	50,000	50,527
2.90%, 11/30/2021	100,000	100,402
3.25%, 4/15/2023	150,000	149,981
3.40%, 11/30/2023	150,000	151,065
3.75%, 11/30/2026	250,000	250,438
3.88%, 9/15/2025	40,000	40,670
4.75%, 11/30/2036	150,000	154,446
4.90%, 11/30/2046	200,000	207,006
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	48,241
2.60%, 8/15/2026	50,000	46,770
3.50%, 8/15/2046	50,000	42,853
Becton Dickinson and Co.:
2.68%, 12/15/2019	218,000	221,008
3.73%, 12/15/2024	119,000	122,407
5.00%, 11/12/2040	100,000	106,747
Boston Scientific Corp. 2.65%, 10/1/2018	200,000	202,050
Covidien International Finance SA 4.20%, 6/15/2020	200,000	212,510
CR Bard, Inc. 3.00%, 5/15/2026	100,000	96,356
Danaher Corp.:
1.65%, 9/15/2018	35,000	35,005
3.35%, 9/15/2025	65,000	66,717
4.38%, 9/15/2045	60,000	63,223
Life Technologies Corp. 6.00%, 3/1/2020	150,000	164,029
Medtronic Global Holdings SCA 3.35%, 4/1/2027	100,000	100,916
Medtronic, Inc.:
1.38%, 4/1/2018	200,000	199,706
2.50%, 3/15/2020	100,000	101,355
3.13%, 3/15/2022	230,000	235,117
3.15%, 3/15/2022	411,000	422,056
3.50%, 3/15/2025	300,000	306,888
4.63%, 3/15/2045	175,000	187,712
Stryker Corp.:
1.30%, 4/1/2018	100,000	99,568
2.00%, 3/8/2019	30,000	30,072
2.63%, 3/15/2021	50,000	50,228
3.38%, 11/1/2025	50,000	50,123
3.50%, 3/15/2026	25,000	25,245
4.10%, 4/1/2043	50,000	47,184
4.63%, 3/15/2046	130,000	134,037
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,233
2.95%, 9/19/2026	165,000	156,941
3.00%, 4/15/2023	145,000	143,692
3.65%, 12/15/2025	100,000	101,275
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	150,250
2.70%, 4/1/2020	150,000	151,061

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.55%, 4/1/2025	$70,000	$69,173
4.63%, 11/30/2019	100,000	105,903

		5,461,186

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
1.70%, 6/7/2018	30,000	30,009
2.20%, 3/15/2019	100,000	100,647
2.80%, 6/15/2023	55,000	54,595
4.50%, 5/15/2042	141,000	146,388
6.63%, 6/15/2036	149,000	193,593
Anthem, Inc.:
3.30%, 1/15/2023	250,000	251,872
4.63%, 5/15/2042	145,000	147,036
4.65%, 1/15/2043	100,000	101,886
5.95%, 12/15/2034	68,000	78,960
Ascension Health 3.95%, 11/15/2046	65,000	63,976
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	47,483
4.19%, 11/15/2045	65,000	64,223
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	65,813
Cigna Corp.:
3.25%, 4/15/2025	50,000	49,355
4.00%, 2/15/2022	50,000	52,505
4.50%, 3/15/2021	20,000	21,298
5.38%, 2/15/2042	70,000	81,075
5.88%, 3/15/2041	75,000	90,866
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	110,513
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	52,185
Humana, Inc.:
3.85%, 10/1/2024	175,000	178,563
3.95%, 3/15/2027	50,000	51,216
4.63%, 12/1/2042	180,000	181,800
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	33,516
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	16,046
4.63%, 11/15/2020	10,000	10,643
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	49,395
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	63,076
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	24,438
Northwell Healthcare, Inc. 3.98%, 11/1/2046	100,000	91,567
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	50,000	47,439
Series I, 3.74%, 10/1/2047	50,000	46,525
Quest Diagnostics, Inc. 2.70%, 4/1/2019	230,000	233,020
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	46,862

UnitedHealth Group, Inc.:
1.70%, 2/15/2019	100,000	99,838
1.90%, 7/16/2018	230,000	230,665
2.13%, 3/15/2021	100,000	98,988
2.70%, 7/15/2020	60,000	61,168
3.10%, 3/15/2026	100,000	99,032
3.38%, 4/15/2027	100,000	100,970
3.45%, 1/15/2027	50,000	50,652
3.75%, 7/15/2025	100,000	104,338
3.88%, 10/15/2020	100,000	105,609
4.20%, 1/15/2047	25,000	25,309
4.25%, 4/15/2047	63,000	64,549
4.75%, 7/15/2045	101,000	111,080
5.95%, 2/15/2041	20,000	25,156
6.88%, 2/15/2038	206,000	280,174

		4,335,912

HOLDING COMPANIES-DIVERS — 0.0% (b)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	106,000
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	322,000	321,362

		427,362

HOME BUILDERS — 0.0% (b)
DR Horton, Inc.:
3.75%, 3/1/2019 (f)	60,000	61,500
4.00%, 2/15/2020	80,000	83,040

		144,540

HOME FURNISHINGS — 0.0% (b)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	101,908
4.00%, 3/1/2024	60,000	62,658
4.50%, 6/1/2046	35,000	34,867

		199,433

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	100,000	96,843
Series MTN, 4.00%, 8/15/2045	100,000	102,315
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,554
3.15%, 3/15/2027	100,000	99,664
4.15%, 3/15/2047	65,000	65,081
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	49,043
1.85%, 2/2/2021	50,000	49,664
2.30%, 2/6/2022	189,000	189,860
2.45%, 11/3/2026	50,000	47,818
2.70%, 2/2/2026	50,000	48,872
5.55%, 3/5/2037	135,000	175,896

		944,610

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	50,000	50,411
Clorox Co. 3.50%, 12/15/2024	116,000	119,485
Kimberly-Clark Corp.:
1.40%, 2/15/2019	35,000	34,868
2.40%, 3/1/2022	100,000	99,211

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.75%, 2/15/2026	$50,000	$48,708
3.20%, 7/30/2046	75,000	65,722
5.30%, 3/1/2041	45,000	53,743
6.63%, 8/1/2037	100,000	136,716

		608,864

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.60%, 3/29/2019	9,000	9,110
2.88%, 12/1/2019	100,000	101,624
3.15%, 4/1/2021	350,000	357,430
3.85%, 4/1/2023	60,000	62,069
3.90%, 11/1/2025	50,000	51,068
4.20%, 4/1/2026	75,000	78,124
5.38%, 4/1/2036	30,000	33,692
5.50%, 4/1/2046	40,000	45,424

		738,541

INSURANCE — 0.8%
AEGON Funding Co. LLC 5.75%, 12/15/2020	8,000	8,816
Aflac, Inc. 3.63%, 11/15/2024	300,000	308,820
Alleghany Corp. 4.90%, 9/15/2044	125,000	126,781
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	107,738
Allstate Corp.:
3.28%, 12/15/2026	20,000	20,055
4.20%, 12/15/2046	100,000	101,559
5.95%, 4/1/2036	15,000	18,393
7.45%, 5/16/2019	50,000	55,274
American Financial Group, Inc. 3.50%, 8/15/2026	50,000	48,670
American International Group, Inc.:
3.30%, 3/1/2021	140,000	142,558
3.38%, 8/15/2020	8,000	8,210
3.75%, 7/10/2025	35,000	34,806
4.38%, 1/15/2055	225,000	199,966
4.50%, 7/16/2044	150,000	142,822
4.70%, 7/10/2035	50,000	50,525
4.88%, 6/1/2022	100,000	108,155
Aon Corp. 5.00%, 9/30/2020	22,000	23,704
Aon PLC:
2.80%, 3/15/2021	50,000	50,253
3.50%, 6/14/2024	100,000	100,224
4.00%, 11/27/2023	100,000	104,343
4.60%, 6/14/2044	50,000	48,442
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	102,302
5.03%, 12/15/2046	100,000	106,426
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	53,138
Assurant, Inc. 4.00%, 3/15/2023	100,000	100,440
AXA SA 8.60%, 12/15/2030	100,000	138,623
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	105,000	103,884
2.00%, 8/15/2018	100,000	100,719
4.30%, 5/15/2043	50,000	51,319
5.40%, 5/15/2018	100,000	104,369
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	70,000	69,612

2.20%, 3/15/2021	55,000	55,048
3.13%, 3/15/2026	380,000	379,297
3.75%, 8/15/2021	100,000	105,867
Chubb Corp.:
5.75%, 5/15/2018	100,000	104,546
6.00%, 5/11/2037	100,000	126,127
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	100,000	99,076
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	119,724
CNA Financial Corp.:
4.50%, 3/1/2026	50,000	52,730
5.88%, 8/15/2020	8,000	8,849
7.35%, 11/15/2019	100,000	112,516
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	51,710
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	10,000	10,864
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	49,398
4.00%, 9/1/2023	100,000	104,302
6.30%, 10/9/2037	100,000	120,322
Loews Corp. 4.13%, 5/15/2043	200,000	191,502
Manulife Financial Corp.:
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (c)	100,000	100,158
4.15%, 3/4/2026	50,000	52,670
4.90%, 9/17/2020	18,000	19,312
5.38%, 3/4/2046	50,000	58,007
Markel Corp. 5.00%, 4/5/2046	50,000	51,784
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	8,016
2.75%, 1/30/2022	60,000	60,212
3.30%, 3/14/2023	100,000	101,571
3.50%, 6/3/2024	75,000	76,479
3.50%, 3/10/2025	75,000	75,625
3.75%, 3/14/2026	112,000	115,022
4.35%, 1/30/2047	40,000	40,450
Mercury General Corp. 4.40%, 3/15/2027	100,000	100,167
MetLife, Inc.:
3.60%, 11/13/2025	100,000	102,014
4.60%, 5/13/2046	100,000	105,309
4.88%, 11/13/2043	150,000	162,784
5.70%, 6/15/2035	125,000	149,476
5.88%, 2/6/2041	100,000	122,015
6.40%, 12/15/2066	100,000	109,650
7.72%, 2/15/2019	150,000	165,456
Series D, 4.37%, 9/15/2023	100,000	107,324
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	103,525
Old Republic International Corp. 4.88%, 10/1/2024	100,000	106,156
Principal Financial Group, Inc. 3.40%, 5/15/2025	50,000	49,716
Progressive Corp. 4.35%, 4/25/2044	200,000	209,524
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	177,000	178,156
Series MTN, 4.50%, 11/15/2020	10,000	10,708

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 4.50%, 11/16/2021	$650,000	$701,363
Series MTN, 5.38%, 6/21/2020	12,000	13,131
Series MTN, 5.80%, 11/16/2041	50,000	60,194
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	60,000	59,927
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	107,200
Travelers Cos., Inc.:
3.75%, 5/15/2046	50,000	47,344
3.90%, 11/1/2020	116,000	122,692
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	50,748
4.40%, 3/15/2026	100,000	102,417
Unum Group:
4.00%, 3/15/2024	100,000	101,803
5.75%, 8/15/2042	50,000	56,153
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	49,342
4.80%, 6/15/2046	30,000	29,593
5.70%, 7/15/2043	100,000	110,875
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	53,450
4.75%, 8/1/2044	150,000	148,827
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	131,358
5.75%, 10/1/2021	100,000	111,108

		9,031,635

INTERNET — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	301,734
3.13%, 11/28/2021	100,000	101,174
3.60%, 11/28/2024	117,000	118,073
Alphabet, Inc.:
2.00%, 8/15/2026	200,000	184,698
3.63%, 5/19/2021	100,000	105,939
Amazon.com, Inc.:
3.30%, 12/5/2021	100,000	103,900
4.80%, 12/5/2034	150,000	166,383
4.95%, 12/5/2044	125,000	141,476
Baidu, Inc. 3.50%, 11/28/2022	200,000	204,182
eBay, Inc.:
2.20%, 8/1/2019	50,000	50,161
2.60%, 7/15/2022	100,000	98,463
3.80%, 3/9/2022	50,000	51,977
4.00%, 7/15/2042	200,000	170,142
Expedia, Inc. 4.50%, 8/15/2024	200,000	209,234
JD.com, Inc. 3.88%, 4/29/2026	200,000	195,516
Priceline Group, Inc. 3.60%, 6/1/2026	100,000	99,278

		2,302,330

INVESTMENT COMPANY SECURITY — 0.0% (b)
Ares Capital Corp.:
3.63%, 1/19/2022	100,000	98,851
3.88%, 1/15/2020	44,000	44,850
FS Investment Corp. 4.25%, 1/15/2020	60,000	60,502

		204,203

IRON/STEEL — 0.1%
Vale Overseas, Ltd.:
4.38%, 1/11/2022	400,000	407,000
5.63%, 9/15/2019	50,000	53,063
6.25%, 8/10/2026	50,000	54,250
6.88%, 11/21/2036	180,000	193,275
6.88%, 11/10/2039	165,000	176,962

		884,550

IT SERVICES — 0.7%
Apple, Inc.:
1.00%, 5/3/2018	150,000	149,502
1.55%, 2/8/2019	100,000	100,105
1.55%, 8/4/2021	200,000	193,836
1.70%, 2/22/2019	185,000	185,614
1.90%, 2/7/2020	100,000	100,284
2.00%, 5/6/2020	150,000	150,597
2.10%, 5/6/2019	146,000	147,564
2.25%, 2/23/2021	100,000	100,258
2.40%, 5/3/2023	175,000	172,081
2.45%, 8/4/2026	200,000	189,074
2.50%, 2/9/2022	100,000	100,410
2.50%, 2/9/2025	150,000	144,932
2.70%, 5/13/2022	115,000	116,494
2.85%, 5/6/2021	250,000	255,847
2.85%, 2/23/2023	100,000	100,852
3.00%, 2/9/2024	65,000	65,541
3.20%, 5/13/2025	50,000	50,499
3.25%, 2/23/2026	305,000	307,736
3.35%, 2/9/2027	150,000	151,736
3.45%, 5/6/2024	250,000	258,680
3.85%, 5/4/2043	225,000	215,437
3.85%, 8/4/2046	165,000	157,167
4.25%, 2/9/2047	25,000	25,387
4.38%, 5/13/2045	65,000	66,694
4.65%, 2/23/2046	120,000	128,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (d)	285,000	291,849
4.42%, 6/15/2021 (d)	600,000	627,360
5.45%, 6/15/2023 (d)	100,000	107,597
6.02%, 6/15/2026 (d)	25,000	27,282
8.10%, 7/15/2036 (d)	165,000	207,271
8.35%, 7/15/2046 (d)	70,000	90,407
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	100,000	102,938
4.40%, 10/15/2022	100,000	104,464
4.90%, 10/15/2025	150,000	156,091
6.20%, 10/15/2035	115,000	120,159
6.35%, 10/15/2045	100,000	102,842
HP Enterprise Services LLC 7.45%, 10/15/2029	165,000	198,203
HP, Inc.:
4.05%, 9/15/2022	122,000	127,373
4.30%, 6/1/2021	100,000	105,314
4.65%, 12/9/2021	203,000	217,508
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	100,371
1.90%, 1/27/2020	100,000	100,289

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.95%, 2/12/2019 (a)	$50,000	$50,342
2.25%, 2/19/2021	100,000	100,422
2.50%, 1/27/2022	100,000	100,700
3.45%, 2/19/2026	150,000	153,358
3.63%, 2/12/2024	175,000	183,162
4.00%, 6/20/2042	100,000	99,725
5.88%, 11/29/2032	170,000	213,879
6.22%, 8/1/2027	200,000	249,716
7.00%, 10/30/2025	100,000	128,145
NetApp, Inc. 3.38%, 6/15/2021	50,000	50,951
Seagate HDD Cayman:
3.75%, 11/15/2018	200,000	205,124
4.25%, 3/1/2022 (d)	100,000	98,933
4.88%, 3/1/2024 (d)	100,000	97,972
5.75%, 12/1/2034	125,000	113,411

		8,267,985

LEISURE TIME — 0.0% (b)
Carnival Corp. 3.95%, 10/15/2020	67,000	70,509
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	50,717
4.63%, 7/28/2045	50,000	50,561

		171,787

LODGING — 0.1%
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,739
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	128,499
3.75%, 10/1/2025	150,000	151,618
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	90,000	90,974
4.50%, 4/1/2027	105,000	106,160

		503,990

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series GMTN, 1.70%, 6/16/2018	100,000	100,037
Series MTN, 1.35%, 5/18/2019	100,000	98,793
Series MTN, 1.90%, 3/22/2019	100,000	100,063
Series MTN, 2.00%, 3/5/2020	210,000	209,173
Series MTN, 2.10%, 1/10/2020	25,000	24,989
Series MTN, 7.15%, 2/15/2019	180,000	197,057
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	139,620
3.80%, 8/15/2042	100,000	94,848
6.05%, 8/15/2036	165,000	204,443

		1,169,023

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	100,000	110,973
Deere & Co.:
2.60%, 6/8/2022	201,000	200,891
3.90%, 6/9/2042	150,000	149,674
5.38%, 10/16/2029	75,000	90,162
Flowserve Corp. 4.00%, 11/15/2023	43,000	44,430
John Deere Capital Corp.:
Series MTN, 1.60%, 7/13/2018	100,000	100,029
Series MTN, 1.95%, 12/13/2018	133,000	133,604
Series MTN, 2.05%, 3/10/2020	122,000	121,917

Series MTN, 2.38%, 7/14/2020	150,000	150,934
Series MTN, 2.80%, 3/4/2021	150,000	152,346
Series MTN, 2.80%, 3/6/2023	50,000	50,105
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	98,486
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	100,267
2.80%, 12/15/2021	150,000	150,114
3.00%, 12/15/2020	50,000	50,890
3.80%, 12/15/2026	55,000	55,349
3.85%, 12/15/2025	25,000	25,367
Wabtec Corp. 3.45%, 11/15/2026 (d)	50,000	48,587
Xylem, Inc.:
3.25%, 11/1/2026	55,000	54,204
4.38%, 11/1/2046	25,000	24,760

		1,913,089

MEDIA — 0.9%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	112,000	114,248
3.70%, 10/15/2025	20,000	20,269
4.50%, 2/15/2021	150,000	159,864
4.75%, 9/15/2044	100,000	100,694
4.95%, 10/15/2045	46,000	47,593
6.15%, 3/1/2037	265,000	312,774
6.40%, 12/15/2035	150,000	181,944
6.65%, 11/15/2037	100,000	124,703
Series WI, 3.38%, 11/15/2026 (g)	30,000	29,383
Series WI, 4.75%, 11/15/2046 (g)	25,000	25,058
CBS Corp.:
2.30%, 8/15/2019	100,000	100,326
4.85%, 7/1/2042	105,000	105,823
7.88%, 7/30/2030	254,000	343,515
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	55,000	56,529
4.46%, 7/23/2022	100,000	105,375
4.91%, 7/23/2025	77,000	81,331
5.38%, 5/1/2047 (d)	100,000	101,156
6.38%, 10/23/2035	70,000	79,363
6.48%, 10/23/2045	535,000	615,919
6.83%, 10/23/2055	50,000	57,938
Comcast Corp.:
1.63%, 1/15/2022	50,000	48,012
2.35%, 1/15/2027	40,000	36,632
2.75%, 3/1/2023	370,000	368,986
3.00%, 2/1/2024	100,000	99,770
3.15%, 3/1/2026	170,000	167,217
3.20%, 7/15/2036	50,000	44,362
3.30%, 2/1/2027	100,000	99,082
3.38%, 8/15/2025	45,000	45,421
4.20%, 8/15/2034	83,000	84,182
4.25%, 1/15/2033	50,000	51,493
4.40%, 8/15/2035	38,000	39,268
4.50%, 1/15/2043	340,000	345,294
4.65%, 7/15/2042	170,000	177,012
6.40%, 5/15/2038	30,000	38,201
6.95%, 8/15/2037	20,000	26,753

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Discovery Communications LLC:
3.80%, 3/13/2024	$100,000	$99,401
4.38%, 6/15/2021	128,000	134,450
6.35%, 6/1/2040	200,000	210,650
Grupo Televisa SAB 6.00%, 5/15/2018	200,000	208,710
NBCUniversal Media LLC:
2.88%, 1/15/2023	170,000	170,151
4.38%, 4/1/2021	150,000	161,116
5.15%, 4/30/2020	155,000	169,153
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	101,753
3.90%, 11/15/2024	50,000	50,636
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	209,266
4.70%, 10/15/2019	100,000	105,306
5.85%, 4/15/2040	115,000	126,905
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	103,500
4.50%, 9/15/2042	100,000	90,375
5.50%, 9/1/2041	270,000	277,087
6.75%, 7/1/2018	700,000	740,250
Time Warner, Inc.:
2.95%, 7/15/2026	235,000	218,759
3.55%, 6/1/2024	100,000	100,201
3.80%, 2/15/2027	35,000	34,652
3.88%, 1/15/2026	100,000	100,085
4.00%, 1/15/2022	203,000	212,370
4.85%, 7/15/2045	50,000	48,718
4.88%, 3/15/2020	570,000	611,068
4.90%, 6/15/2042	100,000	97,871
7.70%, 5/1/2032	60,000	81,861
Viacom, Inc.:
2.25%, 2/4/2022	50,000	47,930
3.13%, 6/15/2022	50,000	49,382
3.45%, 10/4/2026	100,000	95,121
3.88%, 12/15/2021	359,000	371,820
4.38%, 3/15/2043	45,000	38,991
Walt Disney Co.:
2.75%, 8/16/2021	100,000	101,984
3.00%, 2/13/2026	100,000	99,769
4.38%, 8/16/2041	200,000	212,006
Series GMTN, 1.85%, 5/30/2019	200,000	200,726
Series GMTN, 4.13%, 6/1/2044	100,000	102,692
Series MTN, 0.88%, 7/12/2019	20,000	19,632
Series MTN, 1.85%, 7/30/2026	30,000	27,097
Series MTN, 2.35%, 12/1/2022	50,000	49,634
Series MTN, 3.00%, 7/30/2046	25,000	21,055
Series MTN, 3.75%, 6/1/2021	100,000	105,961

		10,443,584

METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	98,598
Timken Co. 3.88%, 9/1/2024	70,000	68,944

		167,542

MINING — 0.2%
Barrick Gold Corp.:
4.10%, 5/1/2023	32,000	34,174

5.25%, 4/1/2042	100,000	107,663
Barrick North America Finance LLC:
4.40%, 5/30/2021	49,000	52,393
5.70%, 5/30/2041	100,000	113,220
5.75%, 5/1/2043	170,000	195,952
BHP Billiton Finance USA, Ltd.: 2.88%, 2/24/2022	118,000	119,927
3.85%, 9/30/2023 (a)	170,000	180,338
5.00%, 9/30/2043	170,000	190,298
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	212,454
Newmont Mining Corp.:
3.50%, 3/15/2022	150,000	154,434
4.88%, 3/15/2042	135,000	134,915
5.88%, 4/1/2035	100,000	111,003
6.25%, 10/1/2039	100,000	116,004
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	25,000	25,978
4.13%, 8/21/2042	128,000	126,940
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	40,000	41,939
9.00%, 5/1/2019	398,000	453,875
Southern Copper Corp.:
3.88%, 4/23/2025	120,000	120,780
5.25%, 11/8/2042	220,000	215,068

		2,707,355

MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 1.38%, 8/7/2018	50,000	50,013
Series MTN, 2.00%, 8/7/2020	50,000	50,207
Series MTN, 3.00%, 8/7/2025	150,000	151,167
Series MTN, 3.88%, 6/15/2044	50,000	49,428
Carlisle Cos., Inc.
3.75%, 11/15/2022	100,000	100,673
Crane Co. 4.45%, 12/15/2023	50,000	52,307
Dover Corp. 4.30%, 3/1/2021	100,000	106,221
Eaton Corp.:
4.00%, 11/2/2032	140,000	141,579
4.15%, 11/2/2042	115,000	113,019
General Electric Co.:
2.70%, 10/9/2022	161,000	162,114
4.13%, 10/9/2042	6,000	6,113
4.50%, 3/11/2044	125,000	134,006
Hexcel Corp.:
3.95%, 2/15/2027	100,000	100,795
4.70%, 8/15/2025	25,000	26,440
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	125,000	120,469
3.90%, 9/1/2042	120,000	120,188
4.88%, 9/15/2041	100,000	112,189
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	213,606
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (d)	60,000	59,699
4.10%, 3/1/2047 (d)	40,000	40,179
Series MTN, 4.20%, 11/21/2034	70,000	72,027
Textron, Inc.:
3.65%, 3/15/2027	100,000	99,250
3.88%, 3/1/2025	55,000	55,825

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Tyco Electronics Group SA 3.70%, 2/15/2026	$100,000	$102,235

		2,239,749

MULTI-NATIONAL — 0.5%
Council of Europe Development Bank 1.13%, 5/31/2018	150,000	149,592
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	200,680
European Investment Bank:
1.00%, 6/15/2018	350,000	348,628
1.75%, 6/17/2019	1,100,000	1,103,223
1.88%, 3/15/2019	150,000	150,932
2.50%, 4/15/2021	250,000	254,465
2.50%, 10/15/2024	800,000	800,344
Series MTN, 1.25%, 5/15/2019	700,000	695,562
Inter-American Development Bank 1.25%, 10/15/2019	400,000	396,648
International Bank for Reconstruction & Development: 2.13%, 11/1/2020	200,000	202,044
Series GDIF, 2.50%, 11/25/2024	100,000	100,250
Series GMTN, 4.75%, 2/15/2035	650,000	797,231

		5,199,599

OFFICE & BUSINESS EQUIPMENT — 0.0% (b)
Pitney Bowes, Inc. 4.75%, 5/15/2018	72,000	73,833
Xerox Corp. 6.35%, 5/15/2018	300,000	313,143

		386,976

OIL & GAS — 1.9%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	253,312
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,530
5.55%, 3/15/2026 (a)	250,000	277,305
6.45%, 9/15/2036	100,000	117,951
6.60%, 3/15/2046	35,000	42,339
Apache Corp.:
3.25%, 4/15/2022	350,000	351,603
4.75%, 4/15/2043	170,000	169,891
5.10%, 9/1/2040	120,000	123,581
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	99,706
1.68%, 5/3/2019	20,000	19,896
2.24%, 5/10/2019	100,000	100,525
2.24%, 9/26/2018	100,000	100,693
2.32%, 2/13/2020	100,000	100,470
2.75%, 5/10/2023	250,000	245,387
3.12%, 5/4/2026	25,000	24,467
3.22%, 11/28/2023	100,000	100,358
3.25%, 5/6/2022	142,000	144,931
3.51%, 3/17/2025	150,000	150,829
3.56%, 11/1/2021 (a)	100,000	104,122
3.72%, 11/28/2028	60,000	60,694
4.74%, 3/11/2021	200,000	217,020
British Transco Finance, Inc. 6.63%, 6/1/2018	100,000	105,426

Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	120,033
6.50%, 2/15/2037	250,000	286,795
Cenovus Energy, Inc.:
3.00%, 8/15/2022	55,000	54,175
4.45%, 9/15/2042	125,000	110,469
5.70%, 10/15/2019	80,000	86,200
Chevron Corp.:
1.56%, 5/16/2019	100,000	99,641
1.72%, 6/24/2018	100,000	100,261
1.79%, 11/16/2018	100,000	100,291
1.96%, 3/3/2020	118,000	117,921
2.10%, 5/16/2021	100,000	99,131
2.41%, 3/3/2022	50,000	49,856
2.42%, 11/17/2020	100,000	100,917
2.43%, 6/24/2020	211,000	213,332
2.57%, 5/16/2023	100,000	99,053
2.95%, 5/16/2026	100,000	98,741
3.19%, 6/24/2023	87,000	89,110
3.33%, 11/17/2025	150,000	152,767
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	200,000	195,624
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	250,000	242,260
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	208,580
ConocoPhillips 6.00%, 1/15/2020	18,000	19,876
ConocoPhillips Co.:
2.20%, 5/15/2020	85,000	85,299
3.35%, 11/15/2024	200,000	201,354
3.35%, 5/15/2025	155,000	154,947
4.15%, 11/15/2034	100,000	99,761
4.95%, 3/15/2026	200,000	222,264
5.75%, 2/1/2019	346,000	370,203
5.90%, 10/15/2032	100,000	119,026
ConocoPhillips Holding Co. 6.95%, 4/15/2029	95,000	122,657
Devon Energy Corp. 7.95%, 4/15/2032	200,000	259,000
Devon Financing Co. LLC 7.88%, 9/30/2031	50,000	64,375
Ecopetrol SA:
4.13%, 1/16/2025	220,000	213,178
5.88%, 9/18/2023	100,000	108,490
5.88%, 5/28/2045	200,000	182,468
7.63%, 7/23/2019	175,000	194,747
Encana Corp. 3.90%, 11/15/2021	300,000	305,812
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	95,100
4.10%, 2/1/2021	100,000	105,388
4.15%, 1/15/2026	50,000	52,235
5.63%, 6/1/2019	129,000	138,681
EQT Corp. 8.13%, 6/1/2019	100,000	111,704
Exxon Mobil Corp.:
1.71%, 3/1/2019	100,000	100,172
1.82%, 3/15/2019	100,000	100,357
1.91%, 3/6/2020	200,000	200,128
2.22%, 3/1/2021	350,000	350,420
2.71%, 3/6/2025	100,000	98,081

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.73%, 3/1/2023	$88,000	$88,234
3.04%, 3/1/2026	100,000	99,968
3.18%, 3/15/2024	100,000	102,002
3.57%, 3/6/2045	45,000	42,221
4.11%, 3/1/2046	65,000	66,660
Hess Corp.: 4.30%, 4/1/2027	100,000	98,250
5.60%, 2/15/2041	143,000	143,715
5.80%, 4/1/2047	100,000	103,750
7.88%, 10/1/2029	100,000	121,375
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	106,234
Husky Energy, Inc. 3.95%, 4/15/2022	271,000	280,694
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	197,750
2.80%, 11/1/2022 (a)	74,000	71,040
6.80%, 3/15/2032	100,000	113,500
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	108,028
6.50%, 3/1/2041	49,000	54,372
Nabors Industries, Inc.:
4.63%, 9/15/2021	145,000	146,813
5.50%, 1/15/2023 (d)	205,000	210,125
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	233,408
6.40%, 5/15/2037	175,000	217,177
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	304,005
5.25%, 11/15/2043	125,000	129,050
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	48,157
3.40%, 4/15/2026	100,000	99,750
4.10%, 2/15/2047	50,000	48,392
Series 1, 4.10%, 2/1/2021	100,000	105,818
Petro-Canada 5.95%, 5/15/2035	100,000	116,228
Petroleos Mexicanos:
2.38%, 4/15/2025	80,750	79,674
3.50%, 7/18/2018	100,000	101,380
4.50%, 1/23/2026	275,000	263,975
4.63%, 9/21/2023	150,000	151,020
4.88%, 1/24/2022	350,000	360,566
4.88%, 1/18/2024	200,000	201,850
5.50%, 1/21/2021	200,000	212,114
5.50%, 6/27/2044	40,000	35,345
5.63%, 1/23/2046	325,000	290,569
6.38%, 2/4/2021	100,000	108,759
6.38%, 1/23/2045	100,000	97,545
6.50%, 6/2/2041	150,000	149,157
6.63%, 6/15/2035	215,000	222,448
6.75%, 9/21/2047	229,000	232,446
6.88%, 8/4/2026	100,000	111,199
8.00%, 5/3/2019	100,000	110,487
Phillips 66:
4.30%, 4/1/2022	100,000	106,013
4.88%, 11/15/2044	75,000	75,163
5.88%, 5/1/2042	250,000	285,168
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	51,317
4.45%, 1/15/2026	50,000	52,719

Sasol Financing International, Ltd. 4.50%, 11/14/2022	100,000	101,034
Shell International Finance B.V.:
1.38%, 9/12/2019	100,000	98,774
1.63%, 11/10/2018	250,000	249,610
1.75%, 9/12/2021	100,000	97,195
1.88%, 5/10/2021	150,000	146,839
2.00%, 11/15/2018	450,000	451,899
2.13%, 5/11/2020	100,000	100,099
2.25%, 11/10/2020	100,000	100,303
2.50%, 9/12/2026	100,000	93,928
2.88%, 5/10/2026	150,000	145,758
3.25%, 5/11/2025	150,000	151,005
3.63%, 8/21/2042	200,000	180,592
3.75%, 9/12/2046	100,000	91,861
4.00%, 5/10/2046	150,000	143,841
4.13%, 5/11/2035	63,000	63,362
4.38%, 5/11/2045	200,000	202,792
4.55%, 8/12/2043	100,000	103,794
6.38%, 12/15/2038	20,000	25,696
Statoil ASA:
2.90%, 11/8/2020	120,000	122,800
3.15%, 1/23/2022	100,000	102,276
3.25%, 11/10/2024	176,000	177,975
5.10%, 8/17/2040	125,000	141,281
5.25%, 4/15/2019	168,000	178,965
7.75%, 6/15/2023	200,000	251,752
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	210,036
Total Capital International SA:
2.13%, 1/10/2019	150,000	150,928
2.75%, 6/19/2021	100,000	101,174
2.88%, 2/17/2022	30,000	30,289
3.70%, 1/15/2024	100,000	103,858
3.75%, 4/10/2024	100,000	104,131
Total Capital SA 4.45%, 6/24/2020	59,000	63,202
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	99,783
6.13%, 2/1/2020	181,000	199,234
6.63%, 6/15/2037	100,000	118,338

		21,124,950

OIL & GAS SERVICES — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/2021	43,000	43,916
5.13%, 9/15/2040	100,000	109,872
Halliburton Co.:
3.80%, 11/15/2025	195,000	197,636
4.85%, 11/15/2035	50,000	52,494
5.00%, 11/15/2045	42,000	44,161
7.45%, 9/15/2039	100,000	133,641
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	263,000	251,236
3.95%, 12/1/2042	50,000	40,110
Schlumberger Investment SA 3.65%, 12/1/2023	142,000	147,941

		1,021,007

PACKAGING & CONTAINERS — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	106,442

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Packaging Corp. of America 3.65%, 9/15/2024	$100,000	$100,805
Sonoco Products Co. 5.75%, 11/1/2040	50,000	56,991
WestRock RKT Co. 3.50%, 3/1/2020	100,000	102,650

		366,888

PHARMACEUTICALS — 1.4%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	104,803
6.00%, 4/1/2039	275,000	316,904
AbbVie, Inc.:
1.80%, 5/14/2018	243,000	243,226
2.50%, 5/14/2020	150,000	151,061
2.90%, 11/6/2022	200,000	199,194
3.20%, 11/6/2022	100,000	100,931
3.60%, 5/14/2025	175,000	174,727
4.40%, 11/6/2042	275,000	262,487
4.50%, 5/14/2035	60,000	59,802
4.70%, 5/14/2045	350,000	347,711
Actavis Funding SCS:
2.45%, 6/15/2019	45,000	45,255
3.00%, 3/12/2020	80,000	81,319
3.45%, 3/15/2022	450,000	459,261
3.80%, 3/15/2025	55,000	55,520
4.55%, 3/15/2035	175,000	175,670
4.75%, 3/15/2045	190,000	191,195
Actavis, Inc. 3.25%, 10/1/2022	263,000	264,775
Allergan, Inc. 2.80%, 3/15/2023	100,000	97,979
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	101,666
AstraZeneca PLC:
1.95%, 9/18/2019	100,000	99,891
2.38%, 11/16/2020	100,000	100,087
3.38%, 11/16/2025	100,000	100,620
4.00%, 9/18/2042	121,000	117,475
4.38%, 11/16/2045	45,000	45,841
Baxalta, Inc.:
2.00%, 6/22/2018	15,000	15,017
2.88%, 6/23/2020	100,000	101,399
3.60%, 6/23/2022	50,000	51,084
4.00%, 6/23/2025	150,000	152,728
5.25%, 6/23/2045	25,000	27,231
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	100,000	99,811
3.25%, 11/1/2023	50,000	51,289
3.25%, 2/27/2027	100,000	99,693
3.25%, 8/1/2042	170,000	148,541
4.50%, 3/1/2044	144,000	152,375
Cardinal Health, Inc.:
2.40%, 11/15/2019	200,000	201,220
4.50%, 11/15/2044	100,000	98,831
Eli Lilly & Co.:
2.75%, 6/1/2025	85,000	83,989
5.50%, 3/15/2027	100,000	119,393
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	150,069
3.00%, 7/15/2023	100,000	97,089

3.40%, 3/1/2027	40,000	37,612
3.90%, 2/15/2022	271,000	281,149
4.80%, 7/15/2046	35,000	33,506
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	50,000	51,307
5.65%, 5/15/2018	250,000	261,435
6.38%, 5/15/2038	155,000	203,216
Johnson & Johnson:
1.13%, 3/1/2019	65,000	64,660
1.65%, 3/1/2021	100,000	98,552
1.88%, 12/5/2019	100,000	100,480
2.25%, 3/3/2022	100,000	100,485
2.45%, 3/1/2026	100,000	96,133
2.95%, 3/3/2027	100,000	100,210
3.55%, 5/15/2021	250,000	263,830
3.63%, 3/3/2037	64,000	63,746
3.70%, 3/1/2046	55,000	53,657
3.75%, 3/3/2047	100,000	99,041
4.85%, 5/15/2041	100,000	115,180
McKesson Corp.:
2.85%, 3/15/2023	100,000	98,584
3.80%, 3/15/2024	170,000	176,047
4.75%, 3/1/2021	100,000	107,355
7.50%, 2/15/2019	200,000	219,586
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	30,509
4.13%, 11/15/2025	130,000	136,309
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	104,691
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	100,151
2.35%, 2/10/2022	100,000	99,870
2.75%, 2/10/2025	60,000	59,222
2.80%, 5/18/2023	250,000	250,735
3.60%, 9/15/2042	50,000	46,876
3.88%, 1/15/2021	150,000	159,057
4.15%, 5/18/2043	100,000	102,320
6.55%, 9/15/2037	100,000	133,461
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	150,000	160,854
Mylan NV:
2.50%, 6/7/2019	60,000	60,207
3.00%, 12/15/2018	30,000	30,347
3.15%, 6/15/2021	300,000	301,089
3.75%, 12/15/2020	50,000	51,132
3.95%, 6/15/2026	100,000	97,846
5.25%, 6/15/2046	65,000	66,490
Mylan, Inc. 4.20%, 11/29/2023	50,000	51,355
Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	99,669
3.40%, 5/6/2024	100,000	103,199
4.00%, 11/20/2045	100,000	100,285
4.40%, 5/6/2044	385,000	409,236
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	318,474
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	204,676
Pfizer, Inc.:
1.45%, 6/3/2019	170,000	169,148
1.50%, 6/15/2018	100,000	100,064

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.70%, 12/15/2019	$120,000	$119,826
1.95%, 6/3/2021	100,000	99,413
2.10%, 5/15/2019	100,000	100,847
2.75%, 6/3/2026	170,000	165,245
3.00%, 12/15/2026	100,000	98,832
3.40%, 5/15/2024	270,000	280,004
4.00%, 12/15/2036	150,000	150,996
4.13%, 12/15/2046	135,000	134,891
Sanofi:
1.25%, 4/10/2018	100,000	99,882
4.00%, 3/29/2021	125,000	132,710
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	200,000	198,360
2.40%, 9/23/2021	150,000	146,574
2.88%, 9/23/2023	150,000	145,397
3.20%, 9/23/2026	150,000	143,048
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	203,344
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	148,534
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	50,000	49,690
1.70%, 7/19/2019	55,000	54,306
2.20%, 7/21/2021	125,000	120,466
2.80%, 7/21/2023	295,000	280,312
3.15%, 10/1/2026	70,000	64,470
4.10%, 10/1/2046	240,000	206,573
Wyeth LLC 5.95%, 4/1/2037	210,000	259,302
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	42,409
3.45%, 11/13/2020	25,000	25,721
4.50%, 11/13/2025	50,000	53,700
4.70%, 2/1/2043	60,000	60,878

		15,305,932

PIPELINES — 1.0%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	70,000	68,272
4.45%, 7/15/2027	70,000	70,622
5.95%, 6/1/2026	50,000	55,408
Buckeye Partners L.P.:
2.65%, 11/15/2018	100,000	100,580
3.95%, 12/1/2026	40,000	39,182
4.15%, 7/1/2023	75,000	76,651
4.88%, 2/1/2021	14,000	14,751
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	50,000	50,923
4.50%, 6/1/2025	75,000	78,679
5.80%, 6/1/2045	50,000	58,270
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	97,375
4.40%, 3/15/2027	100,000	99,375
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	200,000	224,120
Series B, 7.50%, 4/15/2038	100,000	119,985
Enbridge, Inc.:
4.25%, 12/1/2026	100,000	102,109
5.50%, 12/1/2046	100,000	105,852

Energy Transfer Partners L.P.:
2.50%, 6/15/2018	55,000	55,272
4.05%, 3/15/2025	200,000	197,896
4.15%, 10/1/2020	64,000	66,444
4.20%, 4/15/2027	100,000	99,190
4.75%, 1/15/2026	150,000	154,663
5.15%, 3/15/2045	80,000	75,247
5.30%, 4/15/2047	100,000	96,357
6.13%, 12/15/2045	100,000	106,941
6.50%, 2/1/2042	100,000	108,735
6.70%, 7/1/2018	300,000	316,416
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	60,000	61,950
Enterprise Products Operating LLC:
1.65%, 5/7/2018	270,000	269,687
2.85%, 4/15/2021	30,000	30,142
3.70%, 2/15/2026	100,000	100,037
3.75%, 2/15/2025	75,000	75,626
3.95%, 2/15/2027	20,000	20,375
4.85%, 8/15/2042	240,000	241,699
4.90%, 5/15/2046	170,000	173,842
4.95%, 10/15/2054	170,000	169,024
5.20%, 9/1/2020	170,000	185,113
5.70%, 2/15/2042	50,000	55,887
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	64,269
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	100,000	101,534
3.95%, 9/1/2022	383,000	391,342
4.25%, 9/1/2024	250,000	253,785
5.50%, 3/1/2044	315,000	315,479
5.63%, 9/1/2041	50,000	49,978
5.80%, 3/15/2035	175,000	183,197
6.50%, 9/1/2039	175,000	192,085
Kinder Morgan, Inc.:
4.30%, 6/1/2025	100,000	102,113
5.55%, 6/1/2045	200,000	204,670
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	54,916
MPLX L.P.:
4.13%, 3/1/2027	65,000	64,691
4.88%, 12/1/2024	215,000	226,098
5.20%, 3/1/2047	65,000	65,387
5.50%, 2/15/2023	125,000	129,205
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	51,628
4.90%, 3/15/2025	100,000	106,028
6.13%, 2/1/2041	100,000	110,532
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	47,886
4.90%, 10/1/2046	50,000	47,571
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	250,000	239,328
4.30%, 1/31/2043	100,000	85,183
4.50%, 12/15/2026	50,000	50,970
4.65%, 10/15/2025	100,000	103,053
6.50%, 5/1/2018	225,000	235,393

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (d)	$45,000	$44,494
5.63%, 2/1/2021	285,000	307,087
5.63%, 3/1/2025	225,000	242,820
5.75%, 5/15/2024	125,000	136,162
Spectra Energy Capital LLC 8.00%, 10/1/2019	175,000	197,298
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	65,000	61,877
4.50%, 3/15/2045	30,000	28,072
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	100,000	97,183
4.25%, 4/1/2024	60,000	60,997
4.40%, 4/1/2021	50,000	52,516
5.35%, 5/15/2045	100,000	97,404
5.95%, 12/1/2025	50,000	56,125
TC PipeLines L.P. 4.38%, 3/13/2025	50,000	50,437
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	248,048
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	98,346
3.80%, 10/1/2020	170,000	177,648
4.63%, 3/1/2034	170,000	177,885
4.88%, 1/15/2026	100,000	110,788
6.10%, 6/1/2040	200,000	244,278
6.50%, 8/15/2018	70,000	74,311
7.63%, 1/15/2039	100,000	140,108
Valero Energy Partners L.P. 4.38%, 12/15/2026	115,000	116,344
Western Gas Partners L.P.:
2.60%, 8/15/2018 (f)	100,000	100,500
4.65%, 7/1/2026	50,000	51,250
5.45%, 4/1/2044	50,000	51,000
Williams Partners L.P.:
3.35%, 8/15/2022	151,000	150,792
3.60%, 3/15/2022	89,000	90,223
3.90%, 1/15/2025	65,000	64,993
4.00%, 11/15/2021	75,000	77,630
4.00%, 9/15/2025	100,000	100,540
4.30%, 3/4/2024	200,000	205,466
4.90%, 1/15/2045	120,000	115,615
5.10%, 9/15/2045	200,000	198,888
5.25%, 3/15/2020	110,000	118,319
6.30%, 4/15/2040	35,000	39,342

		11,683,804

REAL ESTATE — 0.0% (b)
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	50,000	51,550
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	103,887
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	50,000	52,203
Prologis L.P.:
2.75%, 2/15/2019	125,000	126,705
3.35%, 2/1/2021	100,000	102,680

		437,025

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	50,000	49,968
4.30%, 1/15/2026	50,000	51,121
4.50%, 7/30/2029	45,000	46,493
American Tower Corp.:
2.25%, 1/15/2022	50,000	48,191
3.13%, 1/15/2027	50,000	46,747
3.40%, 2/15/2019	100,000	102,211
3.45%, 9/15/2021	175,000	178,036
4.00%, 6/1/2025	100,000	101,222
5.00%, 2/15/2024	90,000	97,177
5.90%, 11/1/2021	100,000	111,834
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	47,899
Series GMTN, 3.45%, 6/1/2025	100,000	100,316
Series GMTN, 3.50%, 11/15/2024	100,000	101,202
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	46,053
3.65%, 2/1/2026	115,000	114,312
4.13%, 5/15/2021	200,000	210,222
5.63%, 11/15/2020	89,000	97,781
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	97,812
3.88%, 8/15/2022	30,000	30,649
3.90%, 3/15/2027	100,000	98,510
4.13%, 6/15/2026	50,000	50,192
CBL & Associates L.P.:
5.25%, 12/1/2023	50,000	49,125
5.95%, 12/15/2026 (a)	85,000	81,835
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	47,850
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	50,852
Crown Castle International Corp.:
2.25%, 9/1/2021	55,000	53,241
3.40%, 2/15/2021	255,000	259,422
4.00%, 3/1/2027	55,000	55,333
4.45%, 2/15/2026	65,000	67,538
CubeSmart L.P. 4.38%, 12/15/2023	65,000	67,709
DDR Corp.:
3.38%, 5/15/2023	100,000	96,712
3.63%, 2/1/2025	150,000	144,243
Digital Realty Trust L.P.:
3.63%, 10/1/2022	100,000	101,871
5.88%, 2/1/2020	18,000	19,535
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	28,995
3.75%, 12/1/2024	125,000	127,139
EPR Properties:
4.50%, 4/1/2025	100,000	99,835
5.75%, 8/15/2022	100,000	108,292
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	98,977
3.38%, 6/1/2025	100,000	99,208
4.50%, 6/1/2045	50,000	50,983
4.75%, 7/15/2020	24,000	25,671
Essex Portfolio L.P. 3.88%, 5/1/2024	50,000	51,046

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Federal Realty Investment Trust 4.50%, 12/1/2044	$50,000	$50,699
HCP, Inc.:
2.63%, 2/1/2020	10,000	10,062
3.88%, 8/15/2024	150,000	151,012
4.00%, 6/1/2025	150,000	150,336
4.20%, 3/1/2024	120,000	123,107
5.38%, 2/1/2021	100,000	108,754
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	50,000	50,644
3.50%, 8/1/2026	40,000	38,323
Highwoods Realty L.P. 3.88%, 3/1/2027	60,000	59,314
Hospitality Properties Trust:
4.25%, 2/15/2021	50,000	51,939
4.50%, 6/15/2023	100,000	103,118
4.50%, 3/15/2025	100,000	100,101
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	52,941
Series E, 4.00%, 6/15/2025	95,000	95,142
Kilroy Realty L.P. 3.80%, 1/15/2023	100,000	102,395
Kimco Realty Corp.:
2.70%, 3/1/2024	50,000	47,516
3.20%, 5/1/2021	100,000	101,199
3.80%, 4/1/2027	100,000	99,678
4.13%, 12/1/2046	50,000	46,136
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	47,599
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	47,886
4.13%, 6/15/2022	100,000	104,517
4.40%, 2/15/2024	63,000	66,331
Lifestorage L.P. 3.50%, 7/1/2026	50,000	47,757
Mid-America Apartments L.P. 3.75%, 6/15/2024	100,000	101,823
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	49,906
3.60%, 12/15/2026	70,000	68,709
4.00%, 11/15/2025	65,000	66,280
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	49,839
4.75%, 1/15/2028	100,000	99,081
Physicians Realty L.P. 4.30%, 3/15/2027	50,000	50,268
Realty Income Corp. 3.88%, 7/15/2024	60,000	61,414
Regency Centers L.P.:
3.60%, 2/1/2027	30,000	29,835
4.40%, 2/1/2047	35,000	34,303
Select Income REIT 3.60%, 2/1/2020	100,000	100,756
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,581
Simon Property Group L.P.:
2.35%, 1/30/2022	100,000	98,308
2.50%, 9/1/2020	50,000	50,859
3.25%, 11/30/2026	100,000	97,994
3.50%, 9/1/2025	50,000	50,433

4.25%, 11/30/2046	100,000	96,941
5.65%, 2/1/2020	200,000	217,488
Tanger Properties L.P. 6.13%, 6/1/2020	76,000	83,256
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,278
Series MTN, 4.00%, 10/1/2025	100,000	101,865
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	50,124
3.85%, 4/1/2027	100,000	99,182
4.13%, 1/15/2026	63,000	63,879
Ventas Realty L.P. / Ventas Capital Corp. 2.70%, 4/1/2020	284,000	285,891
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	45,000	45,056
4.13%, 6/1/2021	25,000	25,620
4.60%, 2/6/2024	30,000	30,825
4.88%, 6/1/2026	40,000	41,575
Vornado Realty L.P. 2.50%, 6/30/2019	100,000	100,465
Welltower, Inc.:
4.13%, 4/1/2019	300,000	309,999
4.25%, 4/1/2026	50,000	51,510
5.25%, 1/15/2022	100,000	109,552
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	162,058
7.38%, 3/15/2032	50,000	65,580
WP Carey, Inc. 4.60%, 4/1/2024	170,000	175,440

		8,669,839

RETAIL — 0.9%
Advance Auto Parts, Inc.
4.50%, 12/1/2023	170,000	179,154
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,270
4.50%, 10/1/2025	20,000	20,646
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	99,226
3.13%, 4/21/2026	25,000	23,954
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034 (a)	20,000	18,871
CVS Health Corp.:
1.90%, 7/20/2018	122,000	122,187
2.13%, 6/1/2021	220,000	216,005
2.25%, 12/5/2018	100,000	100,670
2.80%, 7/20/2020	310,000	314,882
2.88%, 6/1/2026	250,000	238,095
3.88%, 7/20/2025	256,000	263,667
4.00%, 12/5/2023	50,000	52,470
5.13%, 7/20/2045	300,000	330,987
Dollar General Corp.:
1.88%, 4/15/2018	100,000	100,036
3.88%, 4/15/2027	100,000	100,343
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	352,684
2.00%, 4/1/2021	100,000	99,486
2.25%, 9/10/2018	200,000	202,152
2.70%, 4/1/2023	286,000	288,076
3.00%, 4/1/2026	50,000	49,908

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 4/1/2046	$25,000	$25,991
4.40%, 3/15/2045	20,000	21,234
4.88%, 2/15/2044	50,000	56,645
5.95%, 4/1/2041	350,000	447,121
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	95,283
4.25%, 7/17/2025 (a)	50,000	48,049
5.55%, 7/17/2045	50,000	45,074
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	40,000	39,530
2.50%, 4/15/2026	200,000	189,554
4.38%, 9/15/2045	180,000	185,980
5.13%, 11/15/2041	200,000	227,698
5.50%, 10/15/2035	200,000	235,508
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	106,475
3.45%, 1/15/2021	50,000	50,208
4.38%, 9/1/2023	165,000	163,764
4.50%, 12/15/2034	100,000	86,576
6.70%, 7/15/2034	50,000	51,662
McDonald’s Corp.:
Series MTN, 2.63%, 1/15/2022	100,000	99,871
Series MTN, 2.75%, 12/9/2020	145,000	147,089
Series MTN, 3.38%, 5/26/2025	100,000	100,546
Series MTN, 3.50%, 3/1/2027	100,000	100,405
Series MTN, 3.70%, 1/30/2026	60,000	61,264
Series MTN, 4.45%, 3/1/2047	100,000	100,547
Series MTN, 6.30%, 10/15/2037	100,000	124,367
Series MTN, 6.30%, 3/1/2038	125,000	155,266
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	104,015
4.00%, 3/15/2027	60,000	59,899
5.00%, 1/15/2044	100,000	94,667
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	100,000	99,704
QVC, Inc.:
4.45%, 2/15/2025	135,000	131,287
5.13%, 7/2/2022	50,000	52,313
5.45%, 8/15/2034	25,000	22,938
Starbucks Corp.:
2.10%, 2/4/2021	30,000	30,087
2.45%, 6/15/2026	100,000	95,758
2.70%, 6/15/2022	64,000	65,005
4.30%, 6/15/2045	35,000	36,902
Target Corp.:
2.50%, 4/15/2026	50,000	46,711
2.90%, 1/15/2022	271,000	275,832
3.63%, 4/15/2046	45,000	40,646
4.00%, 7/1/2042	225,000	217,532
TJX Cos., Inc. 2.50%, 5/15/2023	130,000	127,744
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,913
2.55%, 4/11/2023	50,000	49,947
3.63%, 7/8/2020	100,000	105,510
4.00%, 4/11/2043	50,000	49,954
4.75%, 10/2/2043	150,000	167,227
5.25%, 9/1/2035	200,000	235,890
5.63%, 4/15/2041	200,000	246,714
5.88%, 4/5/2027	200,000	246,300

6.50%, 8/15/2037	597,000	799,431
Walgreen Co. 4.40%, 9/15/2042	100,000	96,339
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	115,000	115,118
2.60%, 6/1/2021	95,000	95,120
3.10%, 6/1/2023	55,000	54,997
3.30%, 11/18/2021	100,000	102,502
3.45%, 6/1/2026	45,000	43,996
3.80%, 11/18/2024	370,000	377,219
4.65%, 6/1/2046	20,000	19,951

		10,521,644

SEMICONDUCTORS — 0.3%
Analog Devices, Inc.:
2.50%, 12/5/2021	30,000	29,683
3.13%, 12/5/2023	70,000	69,805
3.50%, 12/5/2026	150,000	148,803
3.90%, 12/15/2025	30,000	30,727
5.30%, 12/15/2045	50,000	55,234
Applied Materials, Inc.:
3.30%, 4/1/2027	55,000	55,221
4.35%, 4/1/2047	45,000	45,700
5.85%, 6/15/2041	140,000	169,851
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (d)	170,000	170,000
3.00%, 1/15/2022 (d)	170,000	169,726
3.88%, 1/15/2027 (d)	170,000	170,843
Intel Corp.:
1.70%, 5/19/2021	100,000	97,872
2.45%, 7/29/2020	85,000	86,273
2.60%, 5/19/2026	100,000	95,856
3.30%, 10/1/2021	143,000	148,511
3.70%, 7/29/2025	215,000	224,219
4.10%, 5/19/2046	100,000	99,712
4.25%, 12/15/2042	150,000	152,813
4.80%, 10/1/2041	5,000	5,528
4.90%, 7/29/2045	40,000	44,861
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	90,058
Lam Research Corp.:
2.75%, 3/15/2020	6,000	6,067
2.80%, 6/15/2021	50,000	50,078
NVIDIA Corp.:
2.20%, 9/16/2021	30,000	29,329
3.20%, 9/16/2026	50,000	48,470
QUALCOMM, Inc.:
1.40%, 5/18/2018	148,000	147,910
3.00%, 5/20/2022	428,000	433,217
4.65%, 5/20/2035	150,000	156,450
Texas Instruments, Inc.
1.75%, 5/1/2020	250,000	247,883
Xilinx, Inc. 3.00%, 3/15/2021	100,000	101,435

		3,382,135

SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021 (d)	30,000	29,395
3.40%, 9/15/2026 (d)	50,000	48,793

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Adobe Systems, Inc.:
3.25%, 2/1/2025	$65,000	$65,636
4.75%, 2/1/2020	14,000	15,065
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	101,698
4.38%, 6/15/2025	150,000	154,980
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	50,000	48,826
CA, Inc.:
3.60%, 8/15/2022	20,000	20,294
4.70%, 3/15/2027	100,000	104,033
Dun & Bradstreet Corp. 4.25%, 6/15/2020	50,000	51,584
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	51,785
4.80%, 3/1/2026	50,000	53,807
Fidelity National Information Services, Inc.:
2.85%, 10/15/2018	55,000	55,745
3.50%, 4/15/2023	50,000	50,663
3.63%, 10/15/2020	60,000	62,138
4.50%, 10/15/2022	65,000	69,345
5.00%, 10/15/2025	150,000	163,374
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	72,772
3.85%, 6/1/2025	50,000	51,198
Microsoft Corp.:
1.10%, 8/8/2019	40,000	39,553
1.30%, 11/3/2018	30,000	29,991
1.85%, 2/6/2020	150,000	150,291
1.85%, 2/12/2020	176,000	176,429
2.00%, 11/3/2020	294,000	294,835
2.00%, 8/8/2023	100,000	96,129
2.38%, 5/1/2023	100,000	98,595
2.40%, 2/6/2022	150,000	150,655
2.65%, 11/3/2022	150,000	151,280
2.70%, 2/12/2025	250,000	245,835
2.88%, 2/6/2024	50,000	50,219
3.00%, 10/1/2020	338,000	350,286
3.13%, 11/3/2025	275,000	277,437
3.30%, 2/6/2027	85,000	86,274
3.45%, 8/8/2036	100,000	94,842
3.50%, 2/12/2035	143,000	137,359
3.50%, 11/15/2042	100,000	91,973
3.63%, 12/15/2023	101,000	106,425
3.70%, 8/8/2046	100,000	93,870
3.75%, 2/12/2045	80,000	75,663
3.95%, 8/8/2056	100,000	93,283
4.00%, 2/12/2055	145,000	136,835
4.10%, 2/6/2037	150,000	154,449
4.20%, 11/3/2035	50,000	52,346
4.45%, 11/3/2045	50,000	52,869
4.50%, 2/6/2057	150,000	154,311
4.75%, 11/3/2055	200,000	214,180
Series 30Y, 4.25%, 2/6/2047	150,000	153,910
Oracle Corp.:
1.90%, 9/15/2021	225,000	220,869
2.40%, 9/15/2023	100,000	97,285
2.50%, 10/15/2022	399,000	396,829

2.65%, 7/15/2026	320,000	304,032
2.95%, 5/15/2025	220,000	216,506
3.40%, 7/8/2024	200,000	205,022
3.85%, 7/15/2036	100,000	97,647
3.90%, 5/15/2035	145,000	143,222
4.00%, 7/15/2046	75,000	71,461
4.30%, 7/8/2034	100,000	103,538
4.38%, 5/15/2055	200,000	194,680
4.50%, 7/8/2044	200,000	205,464
5.75%, 4/15/2018	200,000	208,774
6.13%, 7/8/2039	150,000	189,101

		7,735,685

TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	151,701
4.38%, 7/16/2042	100,000	95,713
5.00%, 3/30/2020	100,000	107,285
6.13%, 11/15/2037	350,000	403,291
AT&T Corp. 8.25%, 11/15/2031	123,000	169,413
AT&T, Inc.:
2.30%, 3/11/2019	80,000	80,387
2.45%, 6/30/2020	495,000	494,772
2.80%, 2/17/2021	150,000	150,370
3.00%, 6/30/2022	171,000	170,095
3.20%, 3/1/2022	65,000	65,569
3.40%, 5/15/2025	100,000	96,715
3.60%, 2/17/2023	150,000	152,135
3.80%, 3/1/2024	100,000	100,974
4.13%, 2/17/2026	100,000	101,383
4.25%, 3/1/2027	100,000	101,431
4.30%, 12/15/2042	224,000	199,716
4.35%, 6/15/2045	8,000	7,043
4.45%, 5/15/2021	319,000	339,234
4.45%, 4/1/2024	152,000	159,255
4.50%, 5/15/2035	140,000	132,056
4.55%, 3/9/2049	66,000	59,195
4.75%, 5/15/2046	105,000	98,023
4.80%, 6/15/2044	97,000	91,319
5.20%, 3/15/2020	282,000	305,124
5.25%, 3/1/2037	100,000	101,795
5.35%, 9/1/2040	20,000	20,517
5.45%, 3/1/2047	100,000	102,569
5.70%, 3/1/2057	100,000	103,238
5.80%, 2/15/2019	75,000	80,027
6.00%, 8/15/2040	100,000	109,581
6.38%, 3/1/2041	150,000	170,764
6.50%, 9/1/2037	180,000	211,910
6.55%, 2/15/2039	120,000	141,250
British Telecommunications PLC 9.13%, 12/15/2030	165,000	246,414
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	125,000	127,338
Cisco Systems, Inc.:
1.60%, 2/28/2019	25,000	25,008
1.65%, 6/15/2018	100,000	100,299
2.20%, 2/28/2021	150,000	149,919
2.45%, 6/15/2020	100,000	101,540
2.50%, 9/20/2026	150,000	142,386

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.60%, 2/28/2023	$50,000	$49,807
2.90%, 3/4/2021	100,000	102,508
3.00%, 6/15/2022	30,000	30,665
3.50%, 6/15/2025	45,000	46,720
3.63%, 3/4/2024	150,000	157,324
4.45%, 1/15/2020	204,000	218,311
4.95%, 2/15/2019	348,000	369,106
5.50%, 1/15/2040	106,000	129,281
Deutsche Telekom International Finance B.V.:
6.75%, 8/20/2018	160,000	170,539
8.75%, 6/15/2030	175,000	255,157
Juniper Networks, Inc. 5.95%, 3/15/2041	120,000	129,979
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	100,889
Motorola Solutions, Inc. 3.75%, 5/15/2022	269,000	273,159
Orange SA:
4.13%, 9/14/2021	300,000	316,419
9.00%, 3/1/2031	200,000	295,112
Qwest Corp. 6.75%, 12/1/2021	200,000	219,000
Rogers Communications, Inc.:
2.90%, 11/15/2026	50,000	47,088
4.10%, 10/1/2023	150,000	157,321
4.50%, 3/15/2043	115,000	114,127
5.00%, 3/15/2044	30,000	32,137
6.80%, 8/15/2018	175,000	186,720
Telefonica Emisiones SAU:
5.21%, 3/8/2047	150,000	152,097
5.46%, 2/16/2021	350,000	383,803
7.05%, 6/20/2036	263,000	325,568
TELUS Corp.:
2.80%, 2/16/2027	50,000	46,702
3.70%, 9/15/2027	100,000	100,135
Verizon Communications, Inc.:
1.75%, 8/15/2021	150,000	143,491
2.45%, 11/1/2022	63,000	60,697
2.63%, 8/15/2026	65,000	59,361
2.95%, 3/15/2022 (d)	114,000	113,582
3.00%, 11/1/2021	100,000	100,189
3.13%, 3/16/2022	100,000	100,660
3.45%, 3/15/2021	139,000	142,500
3.65%, 9/14/2018	395,000	405,298
3.85%, 11/1/2042	593,000	497,414
4.13%, 3/16/2027	150,000	152,758
4.13%, 8/15/2046	20,000	17,277
4.15%, 3/15/2024	70,000	72,545
4.27%, 1/15/2036	133,000	122,892
4.50%, 9/15/2020	249,000	265,242
4.52%, 9/15/2048	321,000	291,295
4.60%, 4/1/2021	71,000	75,861
4.86%, 8/21/2046	213,000	204,723
5.01%, 4/15/2049 (d)	505,000	489,441
5.15%, 9/15/2023	820,000	901,647
5.25%, 3/16/2037	67,000	69,314
5.50%, 3/16/2047	75,000	78,836
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	196,628

4.38%, 2/19/2043	200,000	182,808
6.15%, 2/27/2037	113,000	129,547

		15,050,434

TEXTILES — 0.0% (b)
Cintas Corp. No 2:
2.90%, 4/1/2022	50,000	50,648
3.70%, 4/1/2027	50,000	51,136

		101,784

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	400,000	420,640
6.88%, 5/1/2020	100,000	112,797

		533,437

TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	50,829
Mattel, Inc. 2.35%, 8/15/2021	90,000	87,903

		138,732

TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	102,706
3.45%, 9/15/2021	150,000	155,883
3.65%, 9/1/2025	50,000	52,003
3.90%, 8/1/2046	35,000	33,604
4.15%, 4/1/2045	296,000	295,390
4.38%, 9/1/2042	100,000	102,658
4.55%, 9/1/2044	200,000	209,986
4.70%, 9/1/2045	50,000	54,102
4.95%, 9/15/2041	100,000	110,960
7.00%, 12/15/2025	51,000	65,048
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	49,126
2.85%, 12/15/2021	100,000	101,709
3.20%, 8/2/2046	100,000	87,332
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	70,000	76,117
4.80%, 8/1/2045	50,000	54,297
6.13%, 9/15/2115	30,000	36,091
CSX Corp.:
2.60%, 11/1/2026	50,000	46,730
3.80%, 11/1/2046	50,000	45,753
3.95%, 5/1/2050	75,000	68,547
4.25%, 6/1/2021	35,000	37,180
4.25%, 11/1/2066	50,000	45,537
4.50%, 8/1/2054	150,000	145,740
6.15%, 5/1/2037	135,000	165,658
FedEx Corp.:
2.63%, 8/1/2022	121,000	120,681
3.20%, 2/1/2025	100,000	99,961
3.25%, 4/1/2026	100,000	98,775
4.10%, 2/1/2045	150,000	139,684
4.55%, 4/1/2046	50,000	50,088
4.75%, 11/15/2045	150,000	153,961
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	50,663
Kansas City Southern
4.95%, 8/15/2045	100,000	100,194

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Norfolk Southern Corp.:
2.90%, 6/15/2026	$100,000	$96,458
2.90%, 2/15/2023	35,000	34,767
4.45%, 6/15/2045	150,000	155,910
4.65%, 1/15/2046	50,000	53,258
4.84%, 10/1/2041	100,000	108,731
Ryder System, Inc.:
Series MTN, 2.65%, 3/2/2020	100,000	100,753
Series MTN, 2.80%, 3/1/2022	60,000	60,014
Series MTN, 3.45%, 11/15/2021	25,000	25,688
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	50,235
2.75%, 3/1/2026	75,000	73,061
3.00%, 4/15/2027	100,000	98,897
3.25%, 8/15/2025	50,000	50,744
3.35%, 8/15/2046	50,000	44,233
3.38%, 2/1/2035	150,000	144,061
3.65%, 2/15/2024	92,000	96,318
3.80%, 10/1/2051	225,000	209,880
4.05%, 11/15/2045	50,000	49,607
4.05%, 3/1/2046	30,000	29,693
4.38%, 11/15/2065	30,000	29,827
United Parcel Service, Inc.:
2.40%, 11/15/2026	50,000	47,630
2.45%, 10/1/2022	121,000	121,194
3.40%, 11/15/2046	50,000	45,382
4.88%, 11/15/2040	20,000	22,486
5.13%, 4/1/2019	100,000	106,808
6.20%, 1/15/2038	100,000	130,476

		4,942,275

TRUCKING & LEASING — 0.0% (b)
GATX Corp.:
2.50%, 3/15/2019	67,000	67,551
4.85%, 6/1/2021	100,000	107,609

		175,160

WATER — 0.0% (b)
American Water Capital Corp.:
4.00%, 12/1/2046	40,000	40,424
4.30%, 12/1/2042	40,000	41,573
6.59%, 10/15/2037	40,000	53,361

		135,358

TOTAL CORPORATE BONDS & NOTES
(Cost $303,220,161)		305,993,153

FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
African Development Bank Series GDIF, 1.63%, 10/2/2018	500,000	501,700
Asian Development Bank:
5.82%, 6/16/2028	50,000	61,832
6.22%, 8/15/2027	175,000	221,253
Series GMTN, 0.88%, 4/26/2018	300,000	298,929
Series GMTN, 1.00%, 8/16/2019	100,000	98,707
Series GMTN, 1.50%, 9/28/2018	400,000	400,932
Series GMTN, 1.50%, 1/22/2020	300,000	298,905
Series GMTN, 1.63%, 8/26/2020	200,000	198,824
Series GMTN, 1.75%, 3/21/2019	300,000	301,611
Series GMTN, 1.75%, 8/14/2026	100,000	93,207

Series GMTN, 2.00%, 4/24/2026	200,000	191,124
Canada Government International Bond 1.63%, 2/27/2019	200,000	201,138
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	336,437
4.00%, 2/26/2024	460,000	473,717
5.63%, 2/26/2044	100,000	108,898
7.38%, 3/18/2019	250,000	275,630
7.38%, 9/18/2037	150,000	191,768
Corp. Andina de Fomento:
2.00%, 5/10/2019	200,000	199,476
4.38%, 6/15/2022	175,000	186,811
Council Of Europe Development Bank 1.88%, 1/27/2020	200,000	201,170
European Bank for Reconstruction & Development:
1.50%, 3/16/2020	200,000	198,670
Series GMTN, 0.88%, 7/22/2019	50,000	49,168
Series GMTN, 1.88%, 2/23/2022	400,000	394,876
European Investment Bank:
1.25%, 5/15/2018	600,000	599,808
1.63%, 3/16/2020	600,000	597,330
2.25%, 8/15/2022	600,000	599,214
4.00%, 2/16/2021	650,000	697,326
Export Development Canada:
1.25%, 12/10/2018	40,000	39,841
1.63%, 1/17/2020	300,000	299,805
1.75%, 7/21/2020	475,000	474,572
Export-Import Bank of Korea:
1.75%, 5/26/2019	200,000	198,834
2.63%, 5/26/2026	200,000	191,642
3.25%, 11/10/2025	100,000	100,764
4.00%, 1/14/2024	300,000	316,755
FMS Wertmanagement AoeR:
1.38%, 6/8/2021	350,000	340,021
1.63%, 11/20/2018	200,000	200,558
Hungary Government International Bond:
5.38%, 3/25/2024	250,000	278,437
6.38%, 3/29/2021	400,000	450,500
7.63%, 3/29/2041	200,000	290,482
Hydro-Quebec:
Series HH, 8.50%, 12/1/2029	100,000	145,702
Series IO, 8.05%, 7/7/2024	15,000	19,663
Inter-American Development Bank:
1.38%, 7/15/2020	150,000	148,001
1.75%, 8/24/2018	500,000	503,010
1.75%, 10/15/2019	100,000	100,400
1.88%, 3/15/2021	250,000	249,533
3.00%, 10/4/2023	375,000	389,977
3.00%, 2/21/2024	255,000	264,619
Series GMTN, 1.75%, 4/14/2022	500,000	491,630
Series GMTN, 3.88%, 10/28/2041	35,000	38,056
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	700,000	696,297
1.75%, 4/19/2023	350,000	338,628
1.88%, 10/7/2019	200,000	201,438

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series GDIF, 1.25%, 7/26/2019	$500,000	$497,025
Series GDIF, 1.38%, 3/30/2020	600,000	594,504
Series GDIF, 1.38%, 5/24/2021	400,000	391,032
Series GDIF, 1.63%, 2/10/2022	50,000	48,930
Series GDIF, 1.88%, 3/15/2019	50,000	50,407
Series GDIF, 2.25%, 6/24/2021	550,000	555,797
Series GMTN, 0.88%, 8/15/2019	500,000	492,505
International Finance Corp.:
0.88%, 6/15/2018	250,000	248,848
1.75%, 9/4/2018	200,000	201,198
Series GMTN, 1.13%, 7/20/2021	100,000	96,300
Iraq Government AID Bond 2.15%, 1/18/2022	280,000	279,026
Israel Government International Bond:
2.88%, 3/16/2026	200,000	196,282
4.00%, 6/30/2022	100,000	106,420
4.50%, 1/30/2043	100,000	103,148
5.13%, 3/26/2019	100,000	106,534
Italy Government International Bond 6.88%, 9/27/2023	363,000	425,621
Japan Bank for International Cooperation:
1.75%, 7/31/2018	150,000	150,044
1.88%, 7/21/2026	200,000	183,642
2.00%, 11/4/2021	200,000	195,014
3.38%, 7/31/2023	200,000	208,398
Series DTC, 2.13%, 2/7/2019	150,000	150,420
Series DTC, 2.13%, 2/10/2025	50,000	47,685
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	100,000	105,131
Korea Development Bank:
2.50%, 1/13/2021	200,000	198,836
3.38%, 9/16/2025	200,000	204,026
3.75%, 1/22/2024	150,000	156,026
Korea International Bond 2.75%, 1/19/2027	200,000	196,918
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	875,000	476,525
Zero Coupon, 6/29/2037 (a)	125,000	65,203
0.88%, 4/19/2018	600,000	597,618
1.00%, 7/15/2019	500,000	493,600
1.13%, 8/6/2018	300,000	299,148
1.50%, 2/6/2019	1,400,000	1,400,658
1.50%, 4/20/2020	750,000	744,067
1.50%, 6/15/2021	200,000	195,938
2.00%, 11/30/2021	200,000	198,932
2.00%, 10/4/2022	125,000	123,189
2.13%, 3/7/2022	300,000	299,571
2.38%, 8/25/2021	400,000	405,288
Series GMTN, 2.75%, 9/8/2020	100,000	102,887
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	100,000	100,707
2.00%, 1/13/2025	100,000	96,396
Series GMTN, 1.75%, 7/27/2026	100,000	92,886
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	199,646
3.63%, 3/15/2022	434,000	446,690

4.00%, 10/2/2023	200,000	206,162
4.15%, 3/28/2027	210,000	214,433
4.60%, 1/23/2046	200,000	191,860
5.75%, 10/12/2110	300,000	299,010
Series GMTN, 5.95%, 3/19/2019	476,000	512,842
Series MTN, 4.75%, 3/8/2044	400,000	389,856
Series MTNA, 6.75%, 9/27/2034	101,000	125,769
Nordic Investment Bank:
1.13%, 2/25/2019	200,000	198,626
2.25%, 9/30/2021	250,000	251,572
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	296,310
1.50%, 10/21/2020	100,000	98,425
1.75%, 1/24/2020	70,000	69,929
Panama Government International Bond:
3.88%, 3/17/2028	100,000	101,597
4.00%, 9/22/2024	150,000	156,308
5.20%, 1/30/2020	350,000	378,224
6.70%, 1/26/2036	200,000	253,156
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	119,323
7.13%, 3/30/2019	100,000	110,009
7.35%, 7/21/2025	75,000	97,286
8.75%, 11/21/2033	250,000	378,512
Philippine Government International Bond:
3.70%, 2/2/2042	200,000	197,784
3.95%, 1/20/2040	200,000	205,842
4.00%, 1/15/2021	350,000	372,540
4.20%, 1/21/2024	150,000	162,354
5.00%, 1/13/2037	200,000	233,640
6.38%, 10/23/2034	50,000	66,518
7.75%, 1/14/2031	200,000	285,420
8.38%, 6/17/2019	250,000	285,143
10.63%, 3/16/2025	100,000	152,313
Poland Government International Bond:
5.00%, 3/23/2022	200,000	219,750
5.13%, 4/21/2021	370,000	405,150
6.38%, 7/15/2019 (f)	50,000	54,875
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	200,366
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	203,098
Province of Ontario Canada:
1.65%, 9/27/2019	100,000	99,616
2.00%, 1/30/2019	200,000	201,302
2.40%, 2/8/2022	100,000	100,460
3.00%, 7/16/2018	650,000	662,642
4.00%, 10/7/2019	100,000	105,318
Province of Quebec Canada:
2.50%, 4/20/2026	100,000	97,865
Series PD, 7.50%, 9/15/2029	355,000	504,366
Series QO, 2.88%, 10/16/2024	200,000	202,690
South Africa Government International Bond:
4.30%, 10/12/2028	100,000	93,875

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.67%, 1/17/2024	$450,000	$455,062
5.50%, 3/9/2020	200,000	212,750
6.88%, 5/27/2019	50,000	54,313
Svensk Exportkredit AB 1.88%, 6/17/2019	200,000	200,636
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	377,308
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	208,474
5.10%, 6/18/2050	270,000	260,277
7.63%, 3/21/2036	200,000	260,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $39,127,254)		38,867,248

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.8%
Federal Farm Credit Banks:
0.75%, 4/18/2018	1,000,000	995,930
1.10%, 6/1/2018	500,000	499,225
Federal Home Loan Bank:
0.88%, 6/29/2018	1,000,000	996,160
1.13%, 6/21/2019	900,000	894,411
1.13%, 7/14/2021	1,300,000	1,258,309
1.25%, 1/16/2019	650,000	649,233
1.88%, 3/8/2019	170,000	171,603
1.88%, 3/13/2020	250,000	251,800
2.00%, 9/14/2018	150,000	151,646
2.13%, 3/10/2023	180,000	179,329
5.50%, 7/15/2036	350,000	463,389
Federal Home Loan Mortgage Corp.:
0.88%, 10/12/2018	450,000	447,565
1.25%, 8/1/2019	400,000	398,284
1.25%, 10/2/2019	230,000	228,707
1.30%, 8/28/2019	500,000	497,505
1.38%, 5/1/2020	400,000	396,964
1.75%, 5/30/2019	1,195,000	1,204,046
2.38%, 1/13/2022	1,525,000	1,550,117
2.50%, 9/1/2028	312,895	316,605
2.50%, 10/1/2029	820,057	826,200
2.50%, 1/1/2031	945,404	947,012
2.50%, 5/1/2031	2,881,124	2,886,023
2.50%, 6/1/2031	1,100,699	1,102,570
3.00%, 2/1/2029	559,334	574,981
3.00%, 7/1/2029	594,166	610,786
3.00%, 9/1/2029	945,960	972,421
3.00%, 4/1/2030	880,771	904,936
3.00%, 12/1/2030	2,161,338	2,220,636
3.00%, 5/1/2031	1,777,454	1,825,044
3.00%, 7/1/2035	824,109	837,164
3.00%, 4/1/2036	1,730,834	1,749,277
3.00%, 3/1/2043	1,283,819	1,279,138
3.00%, 4/1/2043	2,357,707	2,349,110
3.00%, 7/1/2043	857,937	854,809
3.00%, 8/1/2043	380,623	379,235
3.00%, 9/1/2043	467,373	465,668
3.00%, 10/1/2043	382,268	380,874
3.00%, 6/1/2045	1,706,554	1,695,019
3.00%, 8/1/2045	2,336,304	2,320,513

3.00%, 4/1/2046	2,920,409	2,895,193
3.00%, 9/1/2046	1,940,319	1,923,566
3.00%, 11/1/2046	1,823,171	1,807,429
3.00%, 12/1/2046	2,296,511	2,276,683
3.50%, 5/1/2026	749,203	782,425
3.50%, 1/1/2029	209,951	219,585
3.50%, 11/1/2029	687,735	718,372
3.50%, 2/1/2030	391,846	409,302
3.50%, 3/1/2032	689,688	718,627
3.50%, 4/1/2032	500,000	520,723
3.50%, 5/1/2043	412,751	424,050
3.50%, 8/1/2043	2,006,357	2,061,277
3.50%, 6/1/2044	535,656	548,886
3.50%, 8/1/2044	1,046,912	1,072,769
3.50%, 10/1/2044	608,932	623,972
3.50%, 11/1/2044	973,792	997,843
3.50%, 12/1/2044	1,011,152	1,036,125
3.50%, 1/1/2045	983,898	1,007,106
3.50%, 2/1/2045	1,374,806	1,407,235
3.50%, 7/1/2045	2,233,999	2,286,695
3.50%, 10/1/2045	1,296,029	1,326,600
3.50%, 12/1/2045	1,971,523	2,018,028
3.50%, 1/1/2046	1,742,774	1,783,555
3.50%, 3/1/2046	4,026,418	4,120,636
3.50%, 5/1/2046	1,317,518	1,348,348
3.50%, 12/1/2046	1,773,726	1,815,232
3.75%, 3/27/2019	560,000	586,130
4.00%, 4/1/2019	5,922	6,216
4.00%, 4/1/2024	99,459	104,392
4.00%, 5/1/2025	72,161	75,853
4.00%, 6/1/2025	153,443	161,293
4.00%, 8/1/2025	43,284	45,499
4.00%, 9/1/2025	28,367	29,818
4.00%, 6/1/2026	380,645	401,247
4.00%, 10/1/2040	362,866	382,483
4.00%, 12/1/2041	1,116,931	1,176,594
4.00%, 4/1/2042	821,666	865,557
4.00%, 6/1/2042	1,581,791	1,666,612
4.00%, 5/1/2044	1,011,248	1,063,693
4.00%, 7/1/2044	1,547,434	1,627,686
4.00%, 12/1/2044	606,357	637,804
4.00%, 4/1/2045	1,337,323	1,404,446
4.00%, 10/1/2045	1,886,159	1,980,829
4.00%, 1/1/2046	2,385,236	2,505,682
4.50%, 5/1/2019	90,636	92,913
4.50%, 9/1/2024	1,485	1,577
4.50%, 10/1/2024	70,074	74,376
4.50%, 2/1/2039	3,363	3,611
4.50%, 6/1/2039	282,689	303,557
4.50%, 12/1/2039	214,506	230,341
4.50%, 6/1/2040	8,083	8,683
4.50%, 12/1/2040	819,303	880,137
4.50%, 4/1/2041	11,555	12,435
4.50%, 7/1/2041	579,976	624,131
4.50%, 8/1/2041	36,471	39,247
4.50%, 9/1/2041	237,093	255,143
4.50%, 10/1/2041	1,601,365	1,720,268
4.50%, 10/1/2043	36,332	38,979
4.50%, 3/1/2044	438,062	469,788

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 8/1/2044	$37,064	$39,749
4.50%, 9/1/2044	739,752	793,327
4.88%, 6/13/2018	100,000	104,378
5.00%, 3/1/2018	40,158	41,325
5.00%, 11/1/2035	30,612	33,453
5.00%, 12/1/2036	6,321	6,896
5.00%, 2/1/2038	418,927	456,308
5.00%, 3/1/2038	342,422	373,464
5.00%, 6/1/2038	77,469	84,381
5.00%, 11/1/2038	652,343	711,751
5.00%, 1/1/2039	90,489	98,563
5.00%, 2/1/2039	208,844	227,222
5.00%, 3/1/2039	652,651	712,284
5.00%, 10/1/2039	61,323	66,795
5.50%, 2/1/2022	8,535	9,454
5.50%, 11/1/2026	71,644	79,411
5.50%, 6/1/2027	18,342	20,333
5.50%, 4/1/2028	29,734	32,951
5.50%, 7/1/2028	44,631	49,438
5.50%, 7/1/2033	3,325	3,703
5.50%, 1/1/2037	190,608	211,936
5.50%, 9/1/2037	2,552	2,834
5.50%, 11/1/2037	11,822	13,128
5.50%, 1/1/2038	93,708	104,064
5.50%, 4/1/2038	348,586	386,849
5.50%, 7/1/2038	514,755	571,258
5.50%, 10/1/2038	8,830	9,799
5.50%, 11/1/2038	8,266	9,173
6.00%, 8/1/2031	13,202	15,110
6.00%, 3/1/2036	15,341	17,263
6.00%, 8/1/2036	94,100	105,890
6.00%, 1/1/2037	8,354	9,401
6.00%, 12/1/2037	9,002	10,130
6.00%, 10/1/2038	6,159	6,942
6.00%, 3/1/2040	7,572	8,535
6.00%, 5/1/2040	957,674	1,077,612
6.25%, 7/15/2032	875,000	1,216,486
6.50%, 11/1/2037	129,593	146,745
6.50%, 2/1/2038	33,004	36,859
6.50%, 9/1/2038	301,810	341,756
6.50%, 9/1/2039	127,753	144,526
6.75%, 3/15/2031	550,000	785,702
Series GMTN, 0.75%, 4/9/2018	400,000	398,420
Series K006, Class A1, 3.40%, 7/25/2019	194,325	197,770
Series K015, Class A1, 2.26%, 10/25/2020	160,711	161,484
Series K025, Class A1, 1.88%, 4/25/2022	530,293	527,886
Series K029, Class A1, 2.84%, 10/25/2022	447,830	456,648
Series K030, Class A2, 3.25%, 4/25/2023 (c)	1,000,000	1,040,780
Series K040, Class A2, 3.24%, 9/25/2024	700,000	725,347
Series K049, Class A2, 3.01%, 7/25/2025	350,000	355,407
Series K053, Class A2, 3.00%, 12/25/2025	350,000	353,608

TBA, 2.50%, 4/1/2032	525,000	525,267
TBA, 3.00%, 4/1/2047	1,150,000	1,141,285
TBA, 3.50%, 4/1/2047	250,000	255,684
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	400,000	381,848
0.88%, 5/21/2018	665,000	663,018
1.00%, 10/24/2019	600,000	592,578
1.13%, 7/20/2018	250,000	249,808
1.13%, 12/14/2018	250,000	249,360
1.38%, 1/28/2019	325,000	325,273
1.38%, 2/26/2021	450,000	442,791
1.50%, 6/22/2020	500,000	498,115
1.50%, 11/30/2020	150,000	148,677
1.63%, 11/27/2018	400,000	402,280
1.63%, 1/21/2020	250,000	250,438
1.88%, 9/18/2018	300,000	302,805
2.13%, 4/24/2026	400,000	382,392
2.50%, 7/1/2028	960,958	971,851
2.50%, 8/1/2028	1,427,189	1,443,368
2.50%, 10/1/2028	655,084	662,510
2.50%, 3/1/2029	2,484,619	2,512,784
2.50%, 2/1/2030	1,069,693	1,075,083
2.50%, 5/1/2030	1,574,284	1,582,217
2.50%, 7/1/2030	530,547	533,221
2.50%, 2/1/2031	1,810,758	1,812,511
2.50%, 10/1/2042	558,669	535,833
2.63%, 9/6/2024	470,000	477,191
3.00%, 8/1/2027	631,886	650,327
3.00%, 11/1/2028	1,129,303	1,161,473
3.00%, 6/1/2029	335,638	344,871
3.00%, 8/1/2029	1,615,430	1,659,869
3.00%, 9/1/2029	583,996	600,062
3.00%, 6/1/2030	1,063,513	1,092,146
3.00%, 9/1/2030	165,861	170,326
3.00%, 11/1/2030	377,563	387,728
3.00%, 12/1/2030	1,273,199	1,307,478
3.00%, 2/1/2035	631,575	641,577
3.00%, 3/1/2035	499,450	507,360
3.00%, 2/1/2036	1,280,748	1,295,258
3.00%, 12/1/2042	727,419	725,435
3.00%, 1/1/2043	1,354,983	1,350,971
3.00%, 3/1/2043	1,508,509	1,504,043
3.00%, 4/1/2043	374,760	373,651
3.00%, 5/1/2043	4,155,904	4,143,601
3.00%, 6/1/2043	2,841,350	2,832,938
3.00%, 7/1/2043	2,656,042	2,648,180
3.00%, 9/1/2045	1,282,699	1,274,835
3.00%, 11/1/2045	2,960,892	2,942,740
3.00%, 5/1/2046	2,935,983	2,912,704
3.00%, 8/1/2046	3,193,955	3,168,631
3.00%, 9/1/2046	3,029,305	3,005,287
3.00%, 1/1/2047	2,975,620	2,952,028
3.50%, 10/1/2025	245,230	255,776
3.50%, 11/1/2025	276,279	288,160
3.50%, 3/1/2026	171,471	178,932
3.50%, 1/1/2027	931,299	971,350
3.50%, 5/1/2029	314,258	327,929
3.50%, 1/1/2030	643,834	672,866

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 6/1/2034	$1,161,444	$1,207,476
3.50%, 7/1/2034	2,180,937	2,267,375
3.50%, 2/1/2037	993,593	1,029,879
3.50%, 12/1/2040	1,115,896	1,148,399
3.50%, 5/1/2042	2,340,376	2,407,588
3.50%, 8/1/2042	913,488	939,722
3.50%, 10/1/2042	765,583	787,569
3.50%, 1/1/2043	331,279	340,793
3.50%, 5/1/2043	310,521	319,093
3.50%, 7/1/2043	1,171,085	1,203,412
3.50%, 1/1/2044	1,170,025	1,202,322
3.50%, 10/1/2044	862,941	884,385
3.50%, 1/1/2045	1,429,991	1,464,741
3.50%, 4/1/2045	1,613,756	1,652,202
3.50%, 5/1/2045	1,116,979	1,143,590
3.50%, 8/1/2045	3,394,075	3,474,936
3.50%, 11/1/2045	1,298,399	1,329,332
3.50%, 12/1/2045	7,208,242	7,379,974
3.50%, 2/1/2046	8,127,455	8,319,343
4.00%, 7/1/2018	46,479	48,047
4.00%, 8/1/2018	156,800	162,090
4.00%, 1/1/2020	1,599	1,653
4.00%, 4/1/2024	147,068	154,387
4.00%, 1/1/2025	159,319	167,248
4.00%, 3/1/2026	104,308	110,000
4.00%, 12/1/2034	692,790	735,497
4.00%, 12/1/2040	1,645,110	1,734,049
4.00%, 3/1/2041	1,272,290	1,340,255
4.00%, 12/1/2041	1,617,322	1,703,718
4.00%, 2/1/2042	490,379	516,650
4.00%, 10/1/2043	955,330	1,004,606
4.00%, 12/1/2043	129,598	136,283
4.00%, 6/1/2044	932,261	980,573
4.00%, 7/1/2044	928,711	976,838
4.00%, 9/1/2044	739,590	777,917
4.00%, 10/1/2044	1,234,864	1,298,858
4.00%, 12/1/2044	1,136,610	1,195,512
4.00%, 3/1/2045	988,116	1,038,003
4.00%, 5/1/2045	1,440,163	1,512,871
4.00%, 7/1/2045	1,338,863	1,406,457
4.00%, 9/1/2045	1,916,171	2,012,912
4.00%, 12/1/2045	1,457,419	1,530,998
4.00%, 4/1/2046	1,720,700	1,807,887
4.00%, 11/1/2046	963,613	1,012,438
4.50%, 4/1/2023	365,789	386,235
4.50%, 8/1/2023	408	418
4.50%, 4/1/2031	349,971	377,748
4.50%, 4/1/2039	757,414	813,814
4.50%, 4/1/2040	674,980	725,527
4.50%, 10/1/2040	439,564	472,481
4.50%, 2/1/2041	847,835	912,857
4.50%, 5/1/2041	461,102	495,632
4.50%, 1/1/2042	1,529,830	1,647,156
4.50%, 9/1/2043	384,543	412,765
4.50%, 12/1/2043	1,037,138	1,113,253
4.50%, 1/1/2044	266,113	285,630
4.50%, 2/1/2044	675,587	725,136
4.50%, 6/1/2044	1,368,844	1,470,284
5.00%, 6/1/2018	14,567	14,970

5.00%, 7/1/2035	718,386	787,946
5.00%, 7/1/2040	342,509	374,898
5.00%, 9/1/2040	462,230	505,940
5.00%, 2/1/2041	1,176,395	1,287,640
5.00%, 1/1/2042	1,003,942	1,098,879
5.00%, 3/1/2042	985,758	1,078,976
5.00%, 12/1/2043	234,856	256,543
5.00%, 7/1/2044	856,812	940,503
5.50%, 7/1/2035	305,594	340,802
5.50%, 6/1/2038	115,026	127,965
5.50%, 12/1/2038	369,846	411,450
5.50%, 12/1/2039	550,976	612,956
5.50%, 4/1/2040	738,351	826,198
5.50%, 7/1/2041	617,778	688,524
6.00%, 2/1/2037	313,794	353,119
6.00%, 10/1/2039	468,949	527,791
6.00%, 4/1/2040	613,238	690,927
6.25%, 5/15/2029	80,000	107,124
6.63%, 11/15/2030	515,000	726,124
7.13%, 1/15/2030	125,000	180,301
7.25%, 5/15/2030	410,000	601,085
Series 2013-M12, Class APT, 2.40%, 3/25/2023 (c)	779,429	779,016
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (c)	613,048	616,132
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (c)	888,000	936,929
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (c)	400,000	419,296
TBA, 3.00%, 4/1/2032	1,500,000	1,537,617
TBA, 3.00%, 4/1/2047	2,500,000	2,482,617
TBA, 3.50%, 4/1/2032	1,000,000	1,040,625
Government National Mortgage Association:
3.00%, 12/15/2042	1,055,294	1,070,566
3.00%, 12/20/2042	1,967,418	1,991,859
3.00%, 2/20/2043	1,735,587	1,758,711
3.00%, 4/20/2043	1,782,879	1,806,633
3.00%, 6/20/2043	1,234,172	1,250,616
3.00%, 12/20/2044	657,916	664,864
3.00%, 3/20/2045	751,501	759,207
3.00%, 4/20/2045	1,137,502	1,149,167
3.00%, 8/20/2045	1,513,707	1,529,230
3.00%, 1/20/2046	849,778	858,492
3.00%, 4/20/2046	1,709,742	1,725,878
3.00%, 5/20/2046	3,651,997	3,686,464
3.00%, 11/20/2046	1,730,372	1,746,703
3.00%, 1/20/2047	2,936,331	2,965,536
3.50%, 2/15/2042	1,209,677	1,258,985
3.50%, 6/20/2042	1,136,962	1,185,019
3.50%, 4/15/2043	349,293	363,363
3.50%, 4/20/2043	1,120,538	1,167,901
3.50%, 7/20/2043	2,788,494	2,905,057
3.50%, 9/20/2043	1,100,014	1,145,996
3.50%, 10/20/2043	539,893	562,461
3.50%, 12/20/2043	248,966	259,373
3.50%, 1/20/2044	507,301	528,507
3.50%, 3/20/2044	481,961	501,093
3.50%, 10/20/2044	952,783	990,604

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 12/20/2044	$734,009	$763,146
3.50%, 2/20/2045	564,731	586,507
3.50%, 3/20/2045	695,708	722,535
3.50%, 4/20/2045	4,279,971	4,445,009
3.50%, 6/20/2045	1,069,407	1,110,643
3.50%, 10/20/2045	1,546,953	1,606,604
3.50%, 11/20/2045	378,728	393,331
3.50%, 3/20/2046	3,195,988	3,316,683
3.50%, 4/20/2046	2,754,450	2,858,470
3.50%, 5/20/2046	2,844,221	2,951,632
3.50%, 10/20/2046	1,698,456	1,762,597
4.00%, 4/15/2040	1,048,252	1,110,376
4.00%, 6/15/2040	69,606	73,732
4.00%, 3/20/2044	191,810	203,411
4.00%, 4/20/2044	285,195	302,444
4.00%, 6/20/2044	413,897	438,930
4.00%, 7/15/2044	1,147,203	1,214,776
4.00%, 8/20/2044	426,714	452,523
4.00%, 9/20/2044	427,158	452,993
4.00%, 10/20/2044	395,628	419,556
4.00%, 12/20/2044	967,292	1,025,796
4.00%, 2/20/2045	695,555	737,624
4.00%, 5/15/2045	1,023,123	1,081,534
4.00%, 8/20/2045	718,157	759,644
4.00%, 9/20/2045	1,103,772	1,167,535
4.00%, 10/20/2045	1,023,838	1,082,984
4.00%, 11/20/2045	3,638,961	3,849,179
4.00%, 5/20/2046	238,119	251,768
4.50%, 6/15/2039	60,345	64,668
4.50%, 7/15/2039	243,590	261,041
4.50%, 4/15/2040	911,396	979,653
4.50%, 6/15/2040	549,854	591,034
4.50%, 3/15/2041	288,589	310,203
4.50%, 6/15/2041	306,003	328,203
4.50%, 9/20/2041	241,513	260,575
4.50%, 12/15/2041	52,151	55,935
4.50%, 1/15/2042	206,214	220,987
4.50%, 10/20/2043	172,252	184,730
4.50%, 4/20/2044	424,458	455,205
4.50%, 11/20/2044	998,424	1,067,359
4.50%, 12/20/2044	305,790	326,903
4.50%, 8/20/2045	580,168	620,225
4.50%, 9/20/2045	269,400	288,000
4.50%, 10/20/2045	1,017,220	1,087,452
4.50%, 4/20/2046	583,102	623,362
5.00%, 12/15/2038	269,776	295,755
5.00%, 4/15/2039	1,555,600	1,703,116
5.00%, 5/15/2039	86,450	94,648
5.00%, 11/20/2041	1,379,191	1,489,954
5.00%, 5/20/2044	295,223	318,932
5.00%, 11/20/2044	398,608	430,920
5.50%, 6/15/2038	435,503	482,915
5.50%, 7/15/2038	465,106	515,741
5.50%, 2/15/2039	76,024	84,300
5.50%, 5/20/2044	440,671	488,168
6.00%, 1/15/2038	35,517	40,065
6.00%, 4/15/2038	190,865	214,793
6.00%, 6/15/2041	197,209	222,460
TBA, 3.00%, 4/1/2047	3,800,000	3,838,594

TBA, 3.50%, 4/1/2047	2,050,000	2,125,113
TBA, 4.00%, 4/1/2047	400,000	422,469
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	309,183
4.63%, 9/15/2060	14,000	15,951
5.25%, 9/15/2039	350,000	442,424
7.13%, 5/1/2030	66,000	94,193

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $352,293,156)		348,909,963

U.S. TREASURY OBLIGATIONS — 35.8%
Treasury Bonds:
2.25%, 8/15/2046	606,000	513,046
2.50%, 2/15/2045	3,864,000	3,473,002
2.50%, 2/15/2046	1,182,000	1,059,734
2.50%, 5/15/2046	150,000	134,372
2.75%, 8/15/2042	2,151,000	2,051,323
2.75%, 11/15/2042	2,552,000	2,431,010
2.88%, 5/15/2043	1,900,000	1,850,467
2.88%, 8/15/2045	4,200,000	4,074,210
2.88%, 11/15/2046	2,200,000	2,135,298
3.00%, 11/15/2044	1,764,000	1,756,556
3.00%, 5/15/2045	200,000	198,900
3.00%, 11/15/2045	3,800,000	3,777,732
3.00%, 2/15/2047	1,500,000	1,495,035
3.13%, 11/15/2041	2,518,000	2,577,903
3.13%, 2/15/2042	2,232,000	2,284,675
3.13%, 2/15/2043	1,240,000	1,265,048
3.13%, 8/15/2044	2,578,000	2,629,096
3.38%, 5/15/2044	2,664,000	2,843,420
3.50%, 2/15/2039	700,000	770,539
3.63%, 8/15/2043	3,950,000	4,398,641
3.63%, 2/15/2044	1,940,000	2,161,955
3.75%, 8/15/2041	150,000	170,189
3.75%, 11/15/2043	3,762,000	4,281,005
3.88%, 8/15/2040	150,000	173,417
4.25%, 11/15/2040	400,000	488,404
4.38%, 11/15/2039	500,000	620,720
4.38%, 5/15/2040	4,350,000	5,401,960
4.38%, 5/15/2041	1,500,000	1,868,205
4.50%, 2/15/2036	750,000	951,278
4.63%, 2/15/2040	600,000	770,820
4.75%, 2/15/2037	746,000	974,142
4.75%, 2/15/2041	500,000	654,915
5.25%, 11/15/2028	500,000	638,970
5.25%, 2/15/2029	250,000	320,578
5.38%, 2/15/2031	1,212,000	1,618,820
5.50%, 8/15/2028	500,000	649,315
6.13%, 11/15/2027	1,222,000	1,644,238
6.25%, 8/15/2023	1,000,000	1,246,290
6.50%, 11/15/2026	1,730,000	2,341,659
6.88%, 8/15/2025	750,000	1,011,592
7.13%, 2/15/2023	1,000,000	1,279,890
7.88%, 2/15/2021	172,000	211,271
8.13%, 8/15/2019	900,000	1,041,651
8.75%, 5/15/2020	738,000	899,083
8.75%, 8/15/2020	1,520,000	1,874,069
8.88%, 2/15/2019	180,000	205,801

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Treasury Notes:
0.63%, 4/30/2018	$6,900,000	$6,864,879
0.63%, 6/30/2018	995,000	988,851
0.75%, 8/31/2018	750,000	745,718
0.75%, 10/31/2018	6,600,000	6,554,064
0.75%, 8/15/2019	800,000	788,720
0.88%, 5/31/2018	950,000	947,292
0.88%, 10/15/2018	500,000	497,710
0.88%, 7/31/2019	490,000	484,786
1.00%, 5/31/2018	1,500,000	1,497,825
1.00%, 9/15/2018	500,000	498,785
1.00%, 11/30/2018	1,500,000	1,494,945
1.00%, 3/15/2019	2,200,000	2,189,110
1.00%, 9/30/2019	250,000	247,610
1.00%, 11/30/2019	250,000	247,272
1.13%, 2/28/2019 (a)	9,000,000	8,979,660
1.13%, 12/31/2019	250,000	247,847
1.13%, 4/30/2020	400,000	394,972
1.13%, 2/28/2021	6,700,000	6,537,726
1.13%, 6/30/2021	400,000	388,480
1.13%, 9/30/2021	1,000,000	967,660
1.25%, 10/31/2018	3,095,000	3,097,662
1.25%, 11/15/2018	1,300,000	1,301,144
1.25%, 11/30/2018	250,000	250,167
1.25%, 12/15/2018	3,000,000	3,001,650
1.25%, 1/31/2019	4,870,000	4,871,753
1.25%, 3/31/2019	3,000,000	2,999,430
1.25%, 1/31/2020	7,950,000	7,899,597
1.25%, 2/29/2020	1,080,000	1,072,364
1.25%, 3/31/2021	1,300,000	1,273,441
1.38%, 6/30/2018	250,000	250,713
1.38%, 7/31/2018	750,000	752,205
1.38%, 9/30/2018	1,888,000	1,893,437
1.38%, 11/30/2018	250,000	250,715
1.38%, 12/31/2018	300,000	300,768
1.38%, 2/28/2019	2,900,000	2,906,815
1.38%, 1/31/2020	16,850,000	16,804,674
1.38%, 2/29/2020	7,590,000	7,561,765
1.38%, 3/31/2020	3,650,000	3,634,487
1.38%, 4/30/2020	1,015,000	1,009,763
1.38%, 5/31/2020	400,000	397,528
1.38%, 8/31/2020	2,450,000	2,428,023
1.38%, 1/31/2021	1,000,000	986,160
1.38%, 4/30/2021	3,624,000	3,563,407
1.38%, 6/30/2023	4,000,000	3,821,240
1.38%, 8/31/2023	3,100,000	2,954,145
1.50%, 8/31/2018	5,195,000	5,218,637
1.50%, 12/31/2018	6,200,000	6,229,450
1.50%, 1/31/2019	150,000	150,699
1.50%, 2/28/2019	150,000	150,705
1.50%, 3/31/2019	2,250,000	2,260,553
1.50%, 5/31/2019	1,250,000	1,255,437
1.50%, 10/31/2019	1,000,000	1,002,110
1.50%, 11/30/2019	2,685,000	2,689,350
1.50%, 1/31/2022	850,000	833,348
1.50%, 2/28/2023	5,714,000	5,523,895
1.50%, 3/31/2023	2,000,000	1,931,200
1.50%, 8/15/2026	1,892,000	1,750,970
1.63%, 3/31/2019	892,000	898,342

1.63%, 4/30/2019	975,000	981,893
1.63%, 6/30/2019	6,200,000	6,240,672
1.63%, 7/31/2019	706,000	710,476
1.63%, 8/31/2019	1,042,000	1,048,242
1.63%, 12/31/2019	3,200,000	3,214,880
1.63%, 7/31/2020	250,000	250,045
1.63%, 11/30/2020	2,000,000	1,994,200
1.63%, 8/15/2022	1,972,000	1,931,633
1.63%, 11/15/2022	3,964,000	3,872,828
1.63%, 5/31/2023	900,000	873,711
1.63%, 10/31/2023	5,000,000	4,832,500
1.63%, 2/15/2026	4,850,000	4,560,358
1.63%, 5/15/2026	800,000	750,496
1.75%, 9/30/2019	1,265,000	1,276,372
1.75%, 10/31/2020	1,900,000	1,904,446
1.75%, 12/31/2020	1,500,000	1,501,140
1.75%, 3/31/2022	500,000	495,310
1.75%, 5/15/2022	3,932,000	3,890,321
1.75%, 9/30/2022	2,470,000	2,432,777
1.75%, 5/15/2023	3,610,000	3,531,482
1.88%, 1/31/2022	3,400,000	3,393,064
1.88%, 10/31/2022	47,000	46,560
2.00%, 7/31/2020	634,000	641,925
2.00%, 9/30/2020	400,000	404,644
2.00%, 11/30/2020	3,400,000	3,434,952
2.00%, 2/28/2021	618,000	623,457
2.00%, 5/31/2021	800,000	806,096
2.00%, 8/31/2021	2,114,000	2,125,817
2.00%, 10/31/2021	300,000	301,398
2.00%, 11/15/2021	1,150,000	1,155,382
2.00%, 2/15/2022	780,000	783,323
2.00%, 11/30/2022	5,150,000	5,131,408
2.00%, 2/15/2023	9,040,000	8,992,901
2.00%, 2/15/2025	456,000	445,982
2.00%, 8/15/2025	200,000	194,768
2.13%, 8/31/2020	994,000	1,009,745
2.13%, 1/31/2021	650,000	658,990
2.13%, 6/30/2021	1,000,000	1,012,080
2.13%, 8/15/2021	3,202,000	3,240,040
2.13%, 9/30/2021	800,000	808,368
2.13%, 12/31/2021	1,000,000	1,009,570
2.13%, 6/30/2022	500,000	503,455
2.13%, 12/31/2022	3,400,000	3,408,534
2.13%, 11/30/2023	2,000,000	1,993,140
2.13%, 2/29/2024 (a)	4,000,000	3,978,680
2.13%, 5/15/2025	4,649,000	4,579,265
2.25%, 7/31/2018	416,000	421,974
2.25%, 3/31/2021	1,134,000	1,154,162
2.25%, 4/30/2021	1,000,000	1,017,670
2.25%, 7/31/2021	900,000	914,958
2.25%, 12/31/2023	2,400,000	2,408,640
2.25%, 11/15/2024	7,444,000	7,425,464
2.25%, 11/15/2025	1,500,000	1,487,085
2.25%, 2/15/2027	7,000,000	6,911,310
2.38%, 12/31/2020	2,642,000	2,704,325
2.38%, 8/15/2024	3,055,000	3,079,318
2.50%, 8/15/2023	2,308,000	2,354,922
2.50%, 5/15/2024	9,820,000	9,994,894
2.63%, 4/30/2018	995,000	1,010,890

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.63%, 8/15/2020	$4,374,000	$4,514,668
2.63%, 11/15/2020	11,796,000	12,181,021
2.75%, 2/15/2019	200,000	205,590
2.75%, 11/15/2023	5,383,000	5,573,935
2.75%, 2/15/2024	5,928,000	6,133,879
3.13%, 5/15/2019	3,175,000	3,295,745
3.13%, 5/15/2021	1,404,000	1,476,868
3.38%, 11/15/2019	2,195,000	2,306,155
3.50%, 5/15/2020	1,555,000	1,646,543
3.63%, 8/15/2019	720,000	758,225
3.63%, 2/15/2020	1,600,000	1,696,768
3.63%, 2/15/2021	3,456,000	3,700,028
3.75%, 11/15/2018	1,195,000	1,243,899

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $406,911,496)		404,558,167

MUNICIPAL BONDS & NOTES — 0.7%
CALIFORNIA — 0.2%
California State University Series B, 3.90%, 11/1/2047	100,000	99,046
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	144,478
California, State General Obligation:
7.30%, 10/1/2039	250,000	353,265
7.35%, 11/1/2039	110,000	155,201
7.50%, 4/1/2034	175,000	247,936
7.55%, 4/1/2039	175,000	256,653
7.63%, 3/1/2040	90,000	131,799
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	208,425
6.60%, 7/1/2050	160,000	226,083
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	201,272
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	235,000	320,747
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	25,000	24,486
University. of California:
Series AD, 4.86%, 5/15/2112	150,000	147,447
Series AQ, 4.77%, 5/15/2115	75,000	71,917

		2,588,755

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	112,435

GEORGIA — 0.0% (b)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	196,448
7.06%, 4/1/2057	100,000	109,821

		306,269

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	87,227
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	30,098
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	35,343
Series B, 7.75%, 1/1/2042	50,000	51,421
State of Illinois:
5.10%, 6/1/2033	320,000	291,974
7.35%, 7/1/2035	500,000	533,530

		1,029,593

KANSAS — 0.0% (b)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	53,705

MASSACHUSETTS — 0.0% (b)
Commonwealth of Massachusetts 4.91%, 5/1/2029	100,000	115,639

MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	119,421

NEW JERSEY — 0.1%
New Jersey Economic Development Authority Series A, 7.43%, 2/15/2029	275,000	330,836
New Jersey, State Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	103,947
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	275,000	383,790
Rutgers University, Revenue 5.67%, 5/1/2040	205,000	243,977

		1,062,550

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	274,622
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	121,235
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	103,002
Series A2, 5.21%, 10/1/2031	100,000	115,904
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	200,142
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	129,005
Port Authority of New York & New Jersey Series 192, 4.81%, 10/15/2065	150,000	164,148

		1,108,058

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

OHIO — 0.1%
Ohio State University, General Receipts Revenue Series C, 4.91%, 6/1/2040	$100,000	$116,063
Ohio, American Municipal Power, Inc., Revenue 8.08%, 2/15/2050	200,000	308,348

		424,411

OREGON — 0.0% (b)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	116,638

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	90,993
State Public School Building Authority 5.00%, 9/15/2027	99,000	105,588

		196,581

SOUTH CAROLINA — 0.0% (b)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	91,759

TENNESSEE — 0.0% (b)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,359

TEXAS — 0.1%
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	214,149
North Texas, Tollway Authority Revenue Series C, 6.72%, 1/1/2049	50,000	70,427
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	96,462
Texas, State General Obligation 5.52%, 4/1/2039	100,000	125,962
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	110,000	129,084

		636,084

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	179,157

TOTAL MUNICIPAL BONDS & NOTES
(Cost $7,882,902)		8,151,414

ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2014-3, Class C, 2.58%, 9/8/2020.	1,000,000	1,009,990
Capital Auto Receivables Asset Trust Series 2015-3, Class A3, 1.94%, 1/21/2020	500,000	501,678

CarMax Auto Owner Trust Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	748,981

		2,260,649

CREDIT CARD — 0.0% (b)
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	494,344

FOREST PRODUCTS & PAPER — 0.1%
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	323,586
Discover Card Execution Note Trust Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	503,902

		827,488

TOTAL ASSET-BACKED SECURITIES
(Cost $3,611,729)		3,582,481

MORTGAGE-BACKED SECURITIES — 1.2%
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	508,385
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	507,705
COMM Mortgage Trust:
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,578,090
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	519,155
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	529,865
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	781,272	776,029
FHLMC Multifamily Structured Pass Through Certificates 4.49%, 11/25/2019	1,000,000	1,061,910
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,616,208
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	235,772	241,902
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	510,260
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	915,651
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,556,310
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	507,500

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.19%, 3/10/2046	$1,000,000	$1,020,210
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,389,095
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	202,090

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,573,042)		13,440,365

	Shares
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	25,788,293	25,788,293
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	5,989,588	5,989,588

TOTAL SHORT-TERM INVESTMENTS (Cost $31,777,881)		31,777,881

TOTAL INVESTMENTS — 102.1% (Cost $1,158,397,621)		1,155,280,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(23,461,255)

NET ASSETS — 100.0%		$1,131,819,417

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $316,875, representing less than 0.05% of the Fund’s net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$575,565	$—	$575,565
Aerospace & Defense	—	4,120,209	—	4,120,209
Agriculture	—	2,943,554	—	2,943,554
Airlines	—	1,128,626	—	1,128,626
Apparel	—	141,281	—	141,281
Auto Manufacturers	—	6,291,581	—	6,291,581
Auto Parts & Equipment	—	447,968	—	447,968
Banks	—	65,853,605	—	65,853,605
Beverages	—	8,827,218	—	8,827,218
Biotechnology	—	4,775,820	—	4,775,820
Chemicals	—	5,563,845	—	5,563,845
Commercial Services	—	2,360,093	—	2,360,093
Construction Materials	—	1,247,920	—	1,247,920
Distribution & Wholesale	—	115,938	—	115,938
Diversified Financial Services	—	11,224,893	—	11,224,893
Electric	—	19,647,485	—	19,647,485
Electrical Components & Equipment	—	406,473	—	406,473

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronics	$—	$2,405,237	$—	$2,405,237
Engineering & Construction	—	153,143	—	153,143
Environmental Control	—	888,672	—	888,672
Food	—	4,703,456	—	4,703,456
Forest Products & Paper	—	1,058,424	—	1,058,424
Gas	—	1,073,797	—	1,073,797
Hand & Machine Tools	—	258,416	—	258,416
Health Care Products	—	5,461,186	—	5,461,186
Health Care Services	—	4,335,912	—	4,335,912
Holding Companies-Divers	—	427,362	—	427,362
Home Builders	—	144,540	—	144,540
Home Furnishings	—	199,433	—	199,433
Household Products	—	944,610	—	944,610
Household Products & Wares	—	608,864	—	608,864
Housewares	—	738,541	—	738,541
Insurance	—	9,031,635	—	9,031,635
Internet	—	2,302,330	—	2,302,330
Investment Company Security	—	204,203	—	204,203
Iron/Steel	—	884,550	—	884,550
IT Services	—	8,267,985	—	8,267,985
Leisure Time	—	171,787	—	171,787
Lodging	—	503,990	—	503,990
Machinery, Construction & Mining	—	1,169,023	—	1,169,023
Machinery-Diversified	—	1,913,089	—	1,913,089
Media	—	10,443,584	—	10,443,584
Metal Fabricate & Hardware	—	167,542	—	167,542
Mining	—	2,707,355	—	2,707,355
Miscellaneous Manufacturer	—	2,239,749	—	2,239,749
Multi-National	—	5,199,599	—	5,199,599
Office & Business Equipment	—	386,976	—	386,976
Oil & Gas	—	21,124,950	—	21,124,950
Oil & Gas Services	—	1,021,007	—	1,021,007
Packaging & Containers	—	366,888	—	366,888
Pharmaceuticals	—	15,305,932	—	15,305,932
Pipelines	—	11,683,804	—	11,683,804
Real Estate	—	437,025	—	437,025
Real Estate Investment Trusts	—	8,669,839	—	8,669,839
Retail	—	10,521,644	—	10,521,644
Semiconductors	—	3,382,135	—	3,382,135
Software	—	7,735,685	—	7,735,685
Telecommunications	—	15,050,434	—	15,050,434
Textiles	—	101,784	—	101,784
Tobacco	—	533,437	—	533,437
Toys/Games/Hobbies	—	138,732	—	138,732
Transportation	—	4,942,275	—	4,942,275
Trucking & Leasing	—	175,160	—	175,160
Water	—	135,358	—	135,358
Foreign Government Obligations	—	38,867,248	—	38,867,248
U.S. Government Agency Obligations	—	348,909,963	—	348,909,963
U.S. Treasury Obligations	—	404,558,167	—	404,558,167
Municipal Bonds & Notes	—	8,151,414	—	8,151,414
Asset-Backed Securities
Automobile	—	2,260,649	—	2,260,649
Credit Card	—	494,344	—	494,344
Forest Products & Paper	—	827,488	—	827,488

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mortgage-Backed Securities	$—	$13,440,365	$—	$13,440,365
Short-Term Investments	31,777,881	—	—	31,777,881

TOTAL INVESTMENTS	$31,777,881	$1,123,502,791	$—	$1,155,280,672

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,613,609	$54,613,609	55,158,122	109,771,731	—	$—	$29,022
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	143,292,413	117,504,120	25,788,293	25,788,293	29,830
State Street Navigator Securities Lending Government Money Market Portfolio*	18,701,615	18,701,615	68,579,380	81,291,407	5,989,588	5,989,588	21,407

TOTAL		$73,315,224				$31,777,881	$80,259

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.7%
Alabama Public School & College Authority Revenue Series B, 5.00%, 1/1/2021	$2,250,000	$2,546,640
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 9/1/2025	265,000	315,644
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2022	1,815,000	2,117,506
Series A, 5.00%, 8/1/2024	1,800,000	2,160,630
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	318,906
Series A, 5.00%, 6/1/2028	150,000	177,414
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2038	100,000	102,760
Series A, 4.00%, 1/1/2041	1,190,000	1,218,917
Series A, 5.00%, 1/1/2028	100,000	119,577
Series A, 5.00%, 1/1/2032	100,000	116,136
Series A, 5.00%, 1/1/2042	200,000	223,624
Series B, 4.00%, 1/1/2036	200,000	203,712
Series B, 5.00%, 1/1/2043	4,100,000	4,560,676
Black Belt Energy Gas District, Revenue Series A, 4.00%, 7/1/2046 (a)	100,000	107,521
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	140,000	158,501
Mobile County, AL, Board of School Commissioners, Capital Outlay Revenue Series 2012, 3.75%, 3/1/2042	515,000	515,902
University of Alabama, AL, General Revenue Series D-2, 5.00%, 10/1/2037	230,000	260,415

		15,224,481

ALASKA — 0.2%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2018	300,000	315,555
Series A, 5.00%, 8/1/2034	800,000	893,296
Series B, 5.00%, 8/1/2026	500,000	590,085
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	1,500,000	1,634,745
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	135,000	156,005
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	500,000	540,630

		4,130,316

ARIZONA — 1.9%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	363,762
5.00%, 6/1/2027	2,245,000	2,718,044
5.00%, 6/1/2028	125,000	150,088
5.00%, 6/1/2029	250,000	298,372
5.00%, 6/1/2032	860,000	1,001,264
5.00%, 6/1/2038	175,000	199,225

Arizona, Phoenix Civic Improvement Corp., Water System Revenue: 5.00%, 7/1/2020	650,000	726,024
Series B, 5.00%, 7/1/2018	1,000,000	1,050,130
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 12/1/2029	230,000	263,513
Series A, 5.00%, 12/1/2031	8,360,000	9,547,371
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2026	100,000	119,526
5.00%, 7/1/2027	110,000	134,180
5.00%, 7/1/2028	225,000	272,378
5.00%, 7/1/2030	140,000	164,763
5.00%, 7/1/2031	210,000	245,923
5.00%, 7/1/2035	5,000,000	5,823,400
Series A, 5.00%, 7/1/2024	125,000	144,233
Series A, 5.00%, 7/1/2026	200,000	230,664
Series A, 5.00%, 7/1/2028	250,000	287,793
Series A, 5.00%, 7/1/2035	125,000	141,828
Arizona, State University Revenue Series C, 5.00%, 7/1/2042	790,000	896,160
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	100,000	120,965
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	178,056
Chandler, AZ, General Obligation 4.00%, 7/1/2022	1,120,000	1,251,555
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	150,000	177,522
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,018,900
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2033	150,000	174,570
Series A, 5.00%, 7/1/2039	3,325,000	3,766,227
Series B, 5.00%, 7/1/2024	115,000	137,968
Series B, 5.00%, 7/1/2026	1,010,000	1,192,335
Series B, 5.00%, 7/1/2027	1,435,000	1,689,870
SubSeries A, 5.00%, 7/1/2025	115,000	137,322
Phoenix, AZ, General Obligation 4.00%, 7/1/2022	750,000	836,497
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	315,000	367,879
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,010,000	4,730,236
Series B, 5.00%, 7/1/2021	100,000	114,276
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	180,941
3.00%, 7/1/2028	100,000	102,172
3.00%, 7/1/2032	200,000	197,102

		42,153,034

ARKANSAS — 0.3%
Arkansas, State General Obligation:
3.00%, 4/1/2023	400,000	426,924

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.25%, 6/15/2022	$275,000	$294,605
4.00%, 4/1/2025	500,000	554,465
5.00%, 4/1/2018	1,000,000	1,040,270
5.00%, 10/1/2019	100,000	109,420
5.00%, 4/1/2020	240,000	266,249
5.00%, 6/15/2021	125,000	142,883
5.00%, 4/1/2026	270,000	323,584
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	495,000	502,088
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,160,130
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	280,000	297,637

		6,118,255

CALIFORNIA — 19.6%
Alameda County, Joint Powers Authority Revenue Series A, 5.00%, 12/1/2030	135,000	156,109
Anaheim, CA, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2034	1,000,000	1,110,470
5.00%, 10/1/2035	495,000	548,569
Series A, 5.00%, 10/1/2041	2,220,000	2,433,497
Anaheim, Public Financing Authority Revenue:
4.00%, 10/1/2030	170,000	181,562
Series A, 5.00%, 5/1/2034	230,000	259,737
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	110,000	133,805
Series A, 5.00%, 9/15/2029	5,000,000	5,921,150
Series A, 5.00%, 9/15/2031	1,000,000	1,111,710
Series A, 5.00%, 9/15/2032	2,000,000	2,220,580
California, Bay Area Toll Authority Revenue:
5.00%, 4/1/2019	120,000	129,281
5.00%, 4/1/2028	650,000	746,479
5.00%, 4/1/2031	710,000	808,846
Series F-1, 5.00%, 4/1/2054	125,000	138,825
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2033	565,000	653,400
Series B, 5.00%, 6/1/2020	350,000	391,174
Series B, 5.00%, 6/1/2029	1,375,000	1,725,157
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2027	245,000	299,108
5.00%, 10/1/2028	415,000	503,644
5.00%, 10/1/2032	3,160,000	3,728,358
5.00%, 10/1/2033	3,765,000	4,412,693
5.00%, 10/1/2034	2,400,000	2,800,416
5.00%, 10/1/2035	2,225,000	2,586,651
Series A, 4.00%, 10/1/2045	3,315,000	3,410,008
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	644,627
Series AM, 5.00%, 12/1/2020	110,000	124,566

Series AQ, 4.00%, 12/1/2033	895,000	951,662
Series AS, 5.00%, 12/1/2024	275,000	333,501
Series AW, 4.00%, 12/1/2020	2,790,000	3,060,128
Series AW, 5.00%, 12/1/2028	275,000	336,553
Series AW, 5.00%, 12/1/2029	600,000	727,950
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2022	120,000	139,927
California, State Educational Facilities, Authority Revenue:
Series U-2, 5.00%, 10/1/2032	500,000	621,750
Series U-3, 5.00%, 6/1/2043	855,000	1,095,965
Series U-6, 5.00%, 5/1/2045	100,000	129,006
Series U-7, 5.00%, 6/1/2046	100,000	129,445
California, State General Obligation:
3.00%, 10/1/2027	100,000	101,953
3.25%, 3/1/2032	250,000	246,215
3.75%, 12/1/2034	100,000	101,126
4.00%, 4/1/2022	500,000	555,035
4.00%, 5/1/2023	225,000	251,975
4.00%, 9/1/2026	120,000	131,270
4.00%, 9/1/2027	110,000	119,862
4.00%, 12/1/2032	305,000	318,024
4.00%, 9/1/2033	850,000	885,870
4.00%, 9/1/2037	1,255,000	1,289,362
4.00%, 12/1/2040	400,000	403,664
4.00%, 8/1/2045	2,000,000	2,044,000
4.25%, 4/1/2035	125,000	132,666
4.38%, 4/1/2042	150,000	158,634
4.50%, 12/1/2043	1,410,000	1,494,727
5.00%, 4/1/2018	140,000	145,695
5.00%, 10/1/2018	100,000	105,989
5.00%, 2/1/2019	1,650,000	1,768,239
5.00%, 9/1/2019	170,000	185,314
5.00%, 10/1/2019	350,000	382,515
5.00%, 8/1/2020	125,000	139,729
5.00%, 9/1/2020	945,000	1,058,750
5.00%, 8/1/2021	4,000,000	4,576,480
5.00%, 9/1/2021	7,550,000	8,651,545
5.00%, 10/1/2022	4,340,000	5,070,162
5.00%, 9/1/2023	175,000	206,992
5.00%, 10/1/2023	615,000	728,394
5.00%, 11/1/2023	4,550,000	5,392,842
5.00%, 3/1/2024	1,875,000	2,228,100
5.00%, 8/1/2024	500,000	597,550
5.00%, 9/1/2024	1,010,000	1,199,545
5.00%, 12/1/2024	8,960,000	10,584,179
5.00%, 3/1/2025	365,000	437,901
5.00%, 9/1/2025	235,000	283,638
5.00%, 10/1/2025	350,000	378,343
5.00%, 11/1/2025	265,000	311,232
5.00%, 3/1/2026	1,075,000	1,281,980
5.00%, 10/1/2026	275,000	322,029
5.00%, 11/1/2026	150,000	177,539
5.00%, 8/1/2027	4,260,000	5,076,727
5.00%, 9/1/2027	100,000	113,949
5.00%, 11/1/2027	200,000	233,158
5.00%, 12/1/2027	325,000	379,291
5.00%, 8/1/2028	1,000,000	1,173,490

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 9/1/2028	$1,790,000	$2,035,606
5.00%, 10/1/2028	450,000	527,067
5.00%, 10/1/2029	2,675,000	2,771,113
5.00%, 8/1/2030	1,720,000	2,007,446
5.00%, 9/1/2030	255,000	288,828
5.00%, 9/1/2031	1,180,000	1,371,661
5.00%, 3/1/2032	280,000	320,205
5.00%, 8/1/2032	1,295,000	1,487,929
5.00%, 10/1/2032	840,000	967,126
5.00%, 11/1/2032	250,000	286,193
5.00%, 8/1/2033	6,695,000	7,663,766
5.00%, 10/1/2033	570,000	653,773
5.00%, 8/1/2034	5,350,000	6,103,012
5.00%, 9/1/2034	250,000	287,170
5.00%, 10/1/2034	125,000	142,918
5.00%, 8/1/2035	4,570,000	5,195,384
5.00%, 9/1/2036	1,120,000	1,277,707
5.00%, 4/1/2037	200,000	223,404
5.00%, 10/1/2037	425,000	482,243
5.00%, 10/1/2039	380,000	430,635
5.00%, 4/1/2042	250,000	276,055
5.00%, 9/1/2042	440,000	489,403
5.00%, 2/1/2043	160,000	176,971
5.00%, 4/1/2043	680,000	754,045
5.00%, 10/1/2044	550,000	619,360
5.00%, 8/1/2045	4,780,000	5,374,345
5.00%, 9/1/2045	500,000	567,370
5.25%, 9/1/2029	150,000	175,337
Series B, 5.00%, 8/1/2018	1,290,000	1,358,989
Series B, 5.00%, 9/1/2018	100,000	105,669
Series B, 5.00%, 8/1/2020	1,000,000	1,117,830
Series B, 5.00%, 9/1/2021	705,000	807,859
Series B, 5.00%, 9/1/2022	250,000	291,588
Series B, 5.00%, 9/1/2023	2,900,000	3,430,149
Series B, 5.00%, 8/1/2024	6,150,000	7,349,865
Series B, 5.00%, 9/1/2025	100,000	120,697
Series C, 5.00%, 9/1/2032	1,350,000	1,554,660
Series C, 5.00%, 9/1/2034	125,000	142,750
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	461,352
California, State Public Works Board, Lease Revenue:
Series C, 5.00%, 3/1/2038	115,000	136,236
Series F, 5.00%, 10/1/2018	350,000	371,175
California, William S. Hart Union High School District, General Obligation:
Series C, 3.50%, 8/1/2038	300,000	290,763
Series C, 4.00%, 8/1/2038	200,000	203,234
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	112,465
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	275,000	279,056
Series B, 4.00%, 8/1/2050 (b)	100,000	101,240
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,057,498
5.00%, 8/1/2026	100,000	117,018
5.00%, 8/1/2029	110,000	127,661

Chaffey, Joint Union High School District, General Obligation Series A, 5.00%, 8/1/2037	125,000	143,088
Clovis, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2037	135,000	141,319
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	561,170
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,659,738
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,080,000	2,336,963
Contra Costa, CA, Transportation Authority Revenue Series A, 5.00%, 3/1/2032	250,000	289,718
Contra Costa, CA, Transportation Authority, Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	326,913
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	5,800,000	6,570,820
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	2,120,000	2,538,149
Series A, 5.00%, 6/1/2037	2,010,000	2,308,244
Series B, 5.00%, 6/1/2022	115,000	134,459
Series B, 5.00%, 6/1/2030	160,000	186,397
El Camino Community College District, General Obligation:
Series C, Zero Coupon, 8/1/2033	150,000	82,586
Series C, 4.00%, 8/1/2037	155,000	160,327
El Dorado Irrigation District/El Dorado County Water Agency Revenue Series C, 5.00%, 3/1/2032	375,000	433,223
Foothill-De Anza Community College
District, General Obligation:
5.00%, 8/1/2027	200,000	242,200
5.00%, 8/1/2028	125,000	150,848
5.00%, 8/1/2035	755,000	886,068
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2040	680,000	780,817
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	150,000	171,422
Grossmont, CA, Community College District, General Obligation Series A, 5.25%, 8/1/2038	3,300,000	3,827,538
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	114,277
5.00%, 8/1/2022	100,000	116,279
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,315,000	4,874,958
Series C, 5.00%, 11/1/2030	125,000	147,114

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Irvine Ranch, CA, Water District 5.25%, 2/1/2046	$5,000,000	$5,864,350
Livermore Valley, CA, Joint Unified School District, General Obligation 4.00%, 8/1/2041	4,190,000	4,238,646
Long Beach, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2041	7,140,000	7,250,884
Series B, 4.00%, 8/1/2042	120,000	121,777
Series B, 5.00%, 8/1/2039	2,000,000	2,246,600
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2030	160,000	182,725
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	519,315
Series A, 5.00%, 8/1/2019	1,000,000	1,090,370
Series A, 5.00%, 8/1/2023	115,000	136,971
Series A, 5.00%, 8/1/2026	150,000	179,040
Series A, 5.00%, 8/1/2029	220,000	258,515
Series A, 5.00%, 8/1/2031	2,080,000	2,424,386
Series F, 4.00%, 8/1/2032	3,405,000	3,599,664
Series F, 5.00%, 8/1/2027	475,000	557,987
Series G, 4.00%, 8/1/2039	300,000	310,977
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	200,000	225,990
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2026	100,000	116,717
Series A, 5.00%, 7/1/2028	240,000	290,878
Series A, 5.00%, 7/1/2030	500,000	583,610
Series A, 5.00%, 7/1/2037	190,000	214,776
Series A, 5.00%, 7/1/2039	1,130,000	1,282,313
Series A, 5.00%, 7/1/2040	895,000	1,019,852
Series B, 5.00%, 7/1/2028	250,000	299,868
Series B, 5.00%, 12/1/2018	1,665,000	1,769,978
Series B, 5.00%, 7/1/2019	320,000	347,968
Series B, 5.00%, 7/1/2030	520,000	608,062
Series B, 5.00%, 7/1/2032	800,000	923,589
Series B, 5.00%, 7/1/2035	2,000,000	2,275,600
Series B, 5.00%, 7/1/2036	100,000	113,462
Series B, 5.00%, 7/1/2043	1,440,000	1,611,666
Series B, 5.00%, 7/1/2045	2,340,000	2,656,859
Series C, 5.00%, 7/1/2027	130,000	154,710
Series D, 5.00%, 7/1/2022	185,000	216,483
Series D, 5.00%, 7/1/2032	180,000	209,363
Series D, 5.00%, 7/1/2033	1,035,000	1,196,429
Series D, 5.00%, 7/1/2039	3,945,000	4,476,747
Series E, 5.00%, 7/1/2035	100,000	114,180
Los Angeles, CA, Department of Water Revenue:
Series B, 5.00%, 7/1/2020	115,000	128,762
Series B, 5.00%, 7/1/2021	100,000	114,764
Series B, 5.00%, 7/1/2026	100,000	118,090
Series B, 5.00%, 7/1/2035	700,000	803,537
Los Angeles, CA, General Obligation Series A, 5.00%, 9/1/2024	355,000	407,611

Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,329,189
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series B, 5.00%, 7/1/2030	120,000	139,181
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 8/1/2037	550,000	567,006
5.00%, 8/1/2042	450,000	496,746
Series D, 4.00%, 12/1/2036	595,000	607,209
Series D, 5.00%, 12/1/2030	250,000	292,008
Series D, 5.00%, 12/1/2045	1,080,000	1,213,747
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
5.00%, 12/1/2027 (b)	225,000	268,808
5.25%, 12/1/2025 (b)	3,505,000	4,248,796
Los Angeles, CA, Unified School District, General Obligation:
Series A, 2.00%, 7/1/2022	705,000	718,395
Series A, 4.00%, 7/1/2040	950,000	977,521
Series A, 5.00%, 7/1/2021	2,500,000	2,866,875
Series A, 5.00%, 7/1/2023	4,125,000	4,900,582
Series A, 5.00%, 7/1/2028	130,000	147,755
Series A, 5.00%, 7/1/2029	110,000	124,879
Series A, 5.00%, 7/1/2030	670,000	759,746
Series A, 5.00%, 7/1/2031	935,000	1,058,196
Series A, 5.00%, 7/1/2032	460,000	519,602
Series B, 3.00%, 7/1/2032	885,000	839,962
Series B, 5.00%, 7/1/2021	2,500,000	2,866,875
Series C, 5.00%, 7/1/2021	2,500,000	2,866,875
Series C, 5.00%, 7/1/2024	1,970,000	2,373,751
Series C, 5.00%, 7/1/2025	160,000	191,717
Series D, 5.00%, 7/1/2021	2,525,000	2,895,544
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	105,000	109,912
Series B, 5.00%, 6/1/2024	170,000	199,964
Series B, 5.00%, 6/1/2031	125,000	142,360
Series B, 5.00%, 6/1/2035	315,000	362,571
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	225,000	227,534
Marin, CA, Water District Financing Authority Revenue Series A, 5.00%, 7/1/2044	905,000	1,027,311
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,543,455
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	135,000	157,610
5.00%, 9/1/2023	275,000	325,091
Montebello, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2046	375,000	377,891
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2026	350,000	254,930
Zero Coupon, 8/1/2030	290,000	178,994

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2022 (b)	$350,000	$408,916
5.00%, 8/1/2025	200,000	241,524
6.63%, 8/1/2038	200,000	240,042
Series A, 5.00%, 8/1/2040	100,000	112,978
Oakland Alameda County, Coliseum Authority Revenue Series A, 5.00%, 2/1/2022	150,000	172,371
Ohlone, Community College District, General Obligation 5.00%, 8/1/2027	300,000	347,352
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 3.00%, 2/1/2031	415,000	422,092
Series A, 5.00%, 2/1/2035	1,955,000	2,273,000
Series B, 2.00%, 12/15/2018	1,200,000	1,221,768
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	250,000	255,680
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (b)	1,080,000	1,254,215
5.00%, 9/1/2028 (b)	415,000	481,993
Regents of the University of California Medical Center Pooled Revenue Series J, 5.25%, 5/15/2038	100,000	115,370
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 5.25%, 6/1/2031	200,000	235,436
Series A, 5.25%, 6/1/2033	500,000	584,505
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,215,000	1,435,899
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	150,000	174,533
Series A, 5.00%, 12/1/2033	800,000	924,032
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	325,000	384,352
5.00%, 7/1/2029	1,000,000	1,176,110
Series A, 5.00%, 8/15/2041	200,000	224,478
Series B, 5.00%, 8/15/2017	105,000	106,605
Series B, 5.00%, 8/15/2029	100,000	116,598
Series D, 5.00%, 8/15/2023	4,600,000	5,459,602
Series Y, 5.00%, 8/15/2023	170,000	197,773
San Antonio, CA, Community College District, General Obligation 6.25%, 8/1/2043 (c)	2,160,000	1,580,602
San Bernardino, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2032	100,000	106,607
Series A, 5.00%, 8/1/2029	1,010,000	1,167,004
San Diego County, CA, Public Facilities Financing Authority, Revenue 5.00%, 10/15/2028	255,000	298,771

San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	150,000	169,955
5.00%, 5/15/2023	110,000	130,422
Series A, 5.00%, 5/15/2034	5,320,000	6,185,617
San Diego County, CA, Regional Transportation Commission, Revenue Series A, 5.00%, 4/1/2020	55,000	61,186
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	393,670
Series A, 5.00%, 4/1/2026	130,000	155,039
Series A, 5.00%, 4/1/2027	200,000	243,806
Series A, 5.00%, 4/1/2028	125,000	147,736
Series A, 5.00%, 4/1/2029	700,000	823,844
Series A, 5.00%, 4/1/2032	140,000	164,935
Series A, 5.00%, 4/1/2034	100,000	115,593
Series A, 5.00%, 4/1/2037	225,000	257,297
Series A, 5.00%, 4/1/2039	155,000	175,982
Series A, 5.00%, 4/1/2042	440,000	493,706
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2025	135,000	157,727
5.00%, 5/1/2028	105,000	121,771
Series A, 5.00%, 5/1/2032	1,500,000	1,762,740
Series A, 5.00%, 5/1/2033	1,000,000	1,169,050
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2032	1,500,000	1,596,015
5.00%, 8/1/2020	100,000	112,234
5.00%, 8/1/2025	700,000	855,435
5.00%, 8/1/2027	100,000	122,441
5.00%, 8/1/2030	1,235,000	1,441,196
5.00%, 8/1/2032	1,225,000	1,420,106
5.00%, 8/1/2043	1,865,000	2,106,928
San Diego, CA, Unified School District, General Obligation:
Series E, 5.38%, 7/1/2047 (c)	300,000	166,638
Series I, Zero Coupon, 7/1/2036	2,865,000	1,325,406
Series I, Zero Coupon, 7/1/2037	250,000	110,058
Series I, 0.01%, 7/1/2034	220,000	112,512
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	573,705
Series A, 5.00%, 7/1/2031	270,000	309,366
Series A, 5.00%, 7/1/2032	1,035,000	1,184,237
Series A, 5.00%, 7/1/2036	500,000	565,725
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 5.00%, 8/1/2029	100,000	117,018
Series C, 5.00%, 8/1/2031	110,000	128,295
San Francisco, CA, City & County Public Utilities Commission Revenue:
Series B, 4.00%, 10/1/2039	140,000	144,173
Series B, 5.00%, 10/1/2026	1,110,000	1,279,175

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
4.00%, 11/1/2039	$460,000	$470,594
4.00%, 11/1/2041	860,000	879,006
5.00%, 11/1/2032	200,000	229,287
Series C, 4.00%, 11/1/2032	1,370,000	1,455,885
San Francisco, CA, City & County, Certificates of Participation Series R1, 4.00%, 9/1/2039	535,000	543,148
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2033	1,500,000	1,574,550
Series A, 4.00%, 6/15/2034	1,990,000	2,081,082
Series A, 4.00%, 6/15/2035	1,350,000	1,407,388
Series A, 5.00%, 6/15/2023	200,000	233,542
Series R1, 4.00%, 6/15/2030	100,000	106,543
Series R1, 5.00%, 6/15/2020	400,000	447,624
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	118,024
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	100,000	120,425
San Jose, CA, Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2018	275,000	290,551
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,655,272
Series A, 5.00%, 6/1/2039	425,000	475,732
San Marcos, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2040	150,000	168,279
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	100,000	119,036
5.00%, 9/1/2033	300,000	353,517
5.00%, 9/1/2034	100,000	117,542
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2022	775,000	906,138
Series A, 5.00%, 6/1/2027	120,000	145,156
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	760,000	863,611
San Ramon Valley, CA, Unified School District, General Obligation 4.00%, 8/1/2019	1,000,000	1,067,490
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	125,957
Series Q, 4.00%, 5/15/2031	1,815,000	1,913,972
Series Q, 4.00%, 5/15/2033	300,000	313,092
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	722,805
Series B, 5.00%, 8/1/2022	110,000	128,884

Santa Monica Community College District, General Obligation Series A, 5.00%, 8/1/2027	100,000	117,018
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,855,000	1,945,190
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	200,000	226,736
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	275,000	315,356
Series A, 5.00%, 7/1/2023	3,725,000	4,258,420
Series A, 5.00%, 7/1/2025	520,000	593,086
Series A, 5.00%, 7/1/2032	390,000	448,886
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	230,283
Series A, 3.13%, 11/1/2036	625,000	569,494
Series A, 4.00%, 11/1/2031	15,845,000	16,937,671
Series A, 4.00%, 11/1/2035	100,000	104,014
Series A, 4.00%, 11/1/2037	250,000	258,853
Series A, 4.00%, 11/1/2038	500,000	514,960
Series A, 4.00%, 11/1/2043	100,000	102,777
Series A, 4.00%, 11/1/2045	2,015,000	2,070,574
Series A, 5.00%, 11/1/2019	150,000	164,756
Series A, 5.00%, 11/1/2020	460,000	519,391
Series A, 5.00%, 11/1/2021	2,500,000	2,890,025
Series A, 5.00%, 11/1/2030	4,830,000	5,618,401
Series A, 5.00%, 11/1/2032	1,235,000	1,420,960
Series A, 5.00%, 11/1/2033	345,000	395,194
Series A, 5.00%, 11/1/2037	1,200,000	1,365,156
Series A, 5.00%, 11/1/2041	1,615,000	1,835,480
Series A, 5.00%, 11/1/2045	5,480,000	6,209,717
Series AF, 4.00%, 5/15/2019	100,000	106,251
Series AF, 5.00%, 5/15/2019	3,335,000	3,612,939
Series AI, 5.00%, 5/15/2032	200,000	230,124
Series AI, 5.00%, 5/15/2033	6,145,000	7,063,063
Series AI, 5.00%, 5/15/2034	740,000	847,833
Series AI, 5.00%, 5/15/2038	540,000	611,145
Series AM, 5.00%, 5/15/2026	375,000	449,768
Series AM, 5.00%, 5/15/2027	580,000	692,671
Series AM, 5.00%, 5/15/2028	190,000	225,940
Series AM, 5.00%, 5/15/2029	140,000	165,773
Series AM, 5.00%, 5/15/2049	1,000,000	1,107,600
Series AM, 5.25%, 5/15/2030	100,000	119,538
Series AM, 5.25%, 5/15/2031	100,000	119,176
Series AO, 5.00%, 5/15/2025	3,825,000	4,676,942
Series AO, 5.00%, 5/15/2028	340,000	405,899
Series AO, 5.00%, 5/15/2032	100,000	115,861
Series AR, 4.00%, 5/15/2037	755,000	784,807
Series AR, 5.00%, 5/15/2030	515,000	611,465
Series AR, 5.00%, 5/15/2032	100,000	117,055
Series AR, 5.00%, 5/15/2041	125,000	142,444
Series AR, 5.00%, 5/15/2046	535,000	606,048
Series AT, 1.40%, 5/15/2046 (a)	100,000	98,695
Series G, 5.00%, 5/15/2019	125,000	135,390
Series G, 5.00%, 5/15/2026	670,000	776,362
Series G, 5.00%, 5/15/2037	515,000	585,673

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series G, 5.00%, 5/15/2042	$315,000	$354,003
Series I, 4.00%, 5/15/2045	200,000	203,602
Series I, 5.00%, 5/15/2018	100,000	104,567
Series I, 5.00%, 5/15/2019	110,000	119,143
Series I, 5.00%, 5/15/2022	500,000	583,640
Series K, 4.00%, 5/15/2036	245,000	253,124
Series K, 4.00%, 5/15/2037	1,000,000	1,031,590
Series K, 5.00%, 5/15/2051	645,000	719,897
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 4.00%, 11/1/2043	185,000	190,113
Series A, 5.00%, 11/1/2026	100,000	115,401
Series A, 5.00%, 11/1/2030	640,000	734,566
Series A, 5.00%, 11/1/2038	255,000	285,710
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	471,398
West Contra, CA, Costa Unified School District, General Obligation 5.00%, 8/1/2032 (b)	475,000	537,866
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2037	225,000	240,788
Series A, 5.00%, 8/1/2034	215,000	245,887
Series B, 4.00%, 8/1/2034	250,000	263,940
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	125,000	148,138

		436,532,421

COLORADO — 1.8%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,363,191
Series A, 5.00%, 12/1/2031	375,000	444,015
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	100,000	115,638
Adams, CO, County School District No 1, General Obligation 5.00%, 12/1/2036	350,000	402,903
Adams, CO,12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	1,900,000	2,302,971
Aurora, CO, Water Revenue 5.00%, 8/1/2046	3,900,000	4,461,795
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series C, 5.00%, 12/15/2028	1,800,000	2,181,762
Boulder Valley, School District No Re-2 Boulder, General Obligation Series A, 5.00%, 12/1/2038	7,845,000	9,112,517
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2044	100,000	112,791

Colorado, Higher Education, Certificates of Participation Series A, 5.00%, 11/1/2025	400,000	477,744
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,403,940
Series A, 5.00%, 3/1/2033	995,000	1,224,726
Series E, 5.00%, 3/1/2038	300,000	337,773
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H, 3.25%, 3/15/2035	655,000	634,158
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, 5.00%, 11/1/2024	105,000	124,117
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	100,000	102,185
Series A, 5.00%, 8/1/2022	250,000	290,975
Series A, 5.00%, 8/1/2024	300,000	358,305
Series A, 5.00%, 8/1/2042	1,000,000	1,133,700
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2020	2,750,000	3,107,857
5.00%, 12/1/2025	1,200,000	1,458,192
5.00%, 12/1/2029	250,000	298,813
Series B, 5.00%, 12/1/2026	100,000	117,425
Series B, 5.00%, 12/1/2027	2,000,000	2,372,380
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	340,000	383,574
Regional, CO, Transportation District, Certificates of Participation:
Series A, 5.00%, 6/1/2032	155,000	175,463
Series A, COPs, 5.00%, 6/1/2025	100,000	116,159
Series A, COPs, 5.00%, 6/1/2039	185,000	204,444
Regional, CO, Transportation District, Sales Tax Revenue:
Series A, 5.00%, 11/1/2028	1,880,000	2,276,283
Series A, 5.00%, 11/1/2031	475,000	544,112
Series A, 5.00%, 11/1/2032	415,000	474,681
Series A, 5.00%, 11/1/2037	100,000	113,539
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	190,000	215,872
Series A-1, 4.00%, 6/1/2022	105,000	116,816

		39,560,816

CONNECTICUT — 2.7%
Connecticut, Clean Water Fund — State Revolving Fund Revenue Series A, 5.00%, 3/1/2029	270,000	318,992
Connecticut, State General Obligation:
5.00%, 8/1/2028	185,000	211,039
Series A, 4.00%, 3/15/2032	150,000	154,740
Series A, 4.00%, 3/15/2036	500,000	506,000
Series A, 5.00%, 10/15/2020	250,000	277,678
Series A, 5.00%, 3/15/2023	155,000	177,292
Series A, 5.00%, 10/15/2023	175,000	201,427

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 3/15/2024	$260,000	$299,588
Series A, 5.00%, 10/15/2024	100,000	115,557
Series A, 5.00%, 3/1/2025	250,000	288,553
Series A, 5.00%, 3/15/2025	235,000	272,318
Series A, 5.00%, 3/1/2026	600,000	687,210
Series A, 5.00%, 10/15/2026	600,000	684,199
Series A, 5.00%, 3/1/2027	425,000	483,612
Series A, 5.00%, 10/15/2027	750,000	856,942
Series A, 5.00%, 4/15/2032	100,000	112,373
Series B, 5.00%, 5/15/2020	100,000	109,989
Series B, 5.00%, 4/15/2022	265,000	300,537
Series B, 5.00%, 5/15/2022	120,000	136,218
Series B, 5.00%, 5/15/2025	1,000,000	1,160,980
Series B, 5.00%, 4/15/2031	175,000	194,586
Series B, 5.00%, 4/15/2032	115,000	127,584
Series C, 5.00%, 6/1/2018	900,000	939,861
Series C, 5.00%, 6/15/2018	595,000	622,233
Series C, 5.00%, 7/15/2022	2,010,000	2,287,842
Series C, 5.00%, 7/15/2030	225,000	253,859
Series D, 5.00%, 6/15/2022	400,000	454,680
Series D, 5.00%, 6/15/2031	360,000	401,821
Series D, 5.00%, 6/15/2032	965,000	1,071,864
Series E, 4.00%, 9/15/2027	1,000,000	1,068,540
Series E, 4.00%, 9/15/2028	120,000	127,348
Series E, 4.00%, 9/1/2030	245,000	256,672
Series E, 4.00%, 9/1/2031	200,000	208,192
Series E, 4.00%, 10/15/2035	150,000	152,859
Series E, 5.00%, 8/15/2020	750,000	829,732
Series E, 5.00%, 8/15/2022	100,000	113,975
Series E, 5.00%, 10/15/2022	600,000	685,308
Series E, 5.00%, 9/15/2023	130,000	148,723
Series E, 5.00%, 8/15/2024	875,000	1,008,997
Series E, 5.00%, 8/15/2025	100,000	114,489
Series E, 5.00%, 10/15/2025	2,245,000	2,613,651
Series E, 5.00%, 10/15/2026	535,000	624,061
Series E, 5.00%, 10/15/2027	100,000	115,659
Series E, 5.00%, 8/15/2029	100,000	113,232
Series E, 5.00%, 9/15/2031	230,000	257,727
Series F, 5.00%, 11/15/2021	1,915,000	2,164,122
Series F, 5.00%, 11/15/2024	1,000,000	1,158,750
Series F, 5.00%, 11/15/2026	1,275,000	1,472,650
Series F, 5.00%, 10/15/2031	1,715,000	1,948,669
Series G, 4.00%, 10/15/2026	1,985,000	2,131,453
Series G, 5.00%, 11/1/2018	1,000,000	1,059,000
Series G, 5.00%, 11/1/2020	100,000	111,132
Series G, 5.00%, 10/15/2023	165,000	189,014
Connecticut, State Health & Educational Facility Authority Revenue Series A-2, 2.00%, 7/1/2042 (a)	2,100,000	1,988,763
Connecticut, State Special Tax Revenue:
5.00%, 1/1/2022	105,000	119,579
5.00%, 1/1/2024	100,000	115,132
Series A, 4.00%, 8/1/2035	2,630,000	2,691,647
Series A, 4.00%, 9/1/2035	1,250,000	1,279,525
Series A, 4.00%, 9/1/2036	440,000	447,938
Series A, 5.00%, 9/1/2020	175,000	194,765
Series A, 5.00%, 10/1/2024	100,000	116,451
Series A, 5.00%, 9/1/2026	150,000	173,996
Series A, 5.00%, 8/1/2029	320,000	364,538

Series A, 5.00%, 9/1/2029	250,000	284,935
Series A, 5.00%, 10/1/2030	200,000	229,390
Series A, 5.00%, 8/1/2032	1,050,000	1,176,493
Series A, 5.00%, 9/1/2032	250,000	280,680
Series A, 5.00%, 10/1/2032	165,000	188,610
Series A, 5.00%, 8/1/2033	1,605,000	1,789,703
Series A, 5.00%, 10/1/2033	1,500,000	1,704,090
Series A, 5.00%, 8/1/2034	1,135,000	1,260,406
Series A, 5.00%, 8/1/2035	2,000,000	2,213,360
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	900,000	913,590
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 5.00%, 4/1/2033	1,750,000	1,807,960
Series A, 5.00%, 4/1/2036	255,000	281,951
Series A, 5.00%, 11/1/2042	1,000,000	1,100,390
South Central Connecticut Regional Water Authority Revenue Series B, 4.00%, 8/1/2035	175,000	181,902
University of Connecticut, Revenue:
Series A, 3.00%, 3/15/2033	145,000	130,246
Series A, 5.00%, 8/15/2020	610,000	676,112
Series A, 5.00%, 1/15/2026	820,000	963,680
Series A, 5.00%, 11/15/2026	255,000	294,821
Series A, 5.00%, 1/15/2027	1,200,000	1,419,888
Series A, 5.00%, 11/15/2028	135,000	155,696
Series A, 5.00%, 2/15/2029	725,000	829,668
Series A, 5.00%, 3/15/2029	1,250,000	1,431,112
Series A, 5.00%, 1/15/2030	360,000	416,311
Series A, 5.00%, 8/15/2032	100,000	112,610

		59,719,467

DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	700,000	696,829
3.00%, 3/1/2032	30,000	29,538
3.25%, 3/1/2037	135,000	131,322
5.00%, 3/1/2020	350,000	387,863
5.00%, 3/1/2022	100,000	116,183
Series B, 5.00%, 2/1/2021	370,000	420,139
Series B, 5.00%, 7/1/2024	1,000,000	1,206,450
Delaware, State Transportation Authority Revenue:
5.00%, 7/1/2022	2,250,000	2,629,215
5.00%, 7/1/2023	100,000	115,548
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,185,447
5.00%, 10/1/2038	2,315,000	2,661,579

		9,580,113

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2041	325,000	333,772
Series A, 5.00%, 6/1/2022	205,000	239,245
Series A, 5.00%, 6/1/2023	2,775,000	3,284,823
Series A, 5.00%, 6/1/2037	145,000	165,049
Series A, 5.00%, 6/1/2038	2,900,000	3,294,255

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 6/1/2041	$625,000	$712,581
Series C, 5.00%, 12/1/2032	100,000	115,328
Series C, 5.00%, 6/1/2033	610,000	696,449
Series C, 5.00%, 6/1/2038	380,000	428,860
Series D, 5.00%, 6/1/2023	100,000	118,372
District of Columbia, Income Tax Secured Revenue:
Series C, 4.00%, 12/1/2035	1,505,000	1,577,902
Series C, 4.00%, 12/1/2037	1,020,000	1,066,175
Series C, 5.00%, 12/1/2023	120,000	139,786
Series C, 5.00%, 12/1/2026	1,015,000	1,180,577
Series C, 5.00%, 12/1/2031	1,680,000	1,940,417
Series C, 5.00%, 12/1/2035	920,000	1,050,999
Series C, 5.00%, 12/1/2037	500,000	565,810
District of Columbia, Water & Sewer Authority Revenue:
Series A, 5.00%, 10/1/2032	2,050,000	2,379,702
Series A, 5.00%, 10/1/2034	100,000	114,975
Series A, 5.00%, 10/1/2039	160,000	181,941
Series A, 5.00%, 10/1/2045	370,000	417,697
Series B, 5.00%, 10/1/2034	290,000	332,479
Series C, 5.00%, 10/1/2022	100,000	116,312
Series C, 5.00%, 10/1/2031	395,000	458,897
Series C, 5.00%, 10/1/2039	425,000	479,808

		21,392,211

FLORIDA — 3.2%
Brevard County, FL, School District, Certificates of Participation Series A, 5.00%, 7/1/2023	200,000	231,462
Florida’s Turnpike Enterprise Revenue:
Series A, 5.00%, 7/1/2022	150,000	174,626
Series A, 5.00%, 7/1/2023	155,000	180,025
Series A, 5.00%, 7/1/2024	210,000	248,260
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2018	325,000	340,243
Series A, 5.00%, 6/1/2024	3,000,000	3,597,180
Series B, 5.00%, 6/1/2025	2,015,000	2,328,917
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	365,000	379,963
Series A, 5.00%, 6/1/2020	150,000	167,250
Series B, 3.00%, 6/1/2034	100,000	90,607
Series B, 5.00%, 6/1/2018	110,000	115,159
Series B, 5.00%, 6/1/2024	340,000	407,680
Series C, 2.63%, 6/1/2037	135,000	113,854
Series C, 4.00%, 6/1/2031	210,000	224,612
Series D, 5.00%, 6/1/2018	625,000	654,312
Series E, 5.00%, 6/1/2019	3,900,000	4,222,179
Series E, 5.00%, 6/1/2021	230,000	262,708
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2026	115,000	137,798
Florida, State Department of Management Services, Certificates of Participation:
Series A, 5.00%, 8/1/2021	265,000	301,763
Series A, 5.00%, 8/1/2023	195,000	228,185

Series A, 5.00%, 8/1/2025	170,000	202,310
Florida, State General Obligation:
5.00%, 7/1/2019	2,300,000	2,496,190
5.00%, 7/1/2020	200,000	223,528
5.00%, 7/1/2023	200,000	237,344
5.00%, 7/1/2025	250,000	289,818
Series A, 5.00%, 6/1/2023	110,000	130,350
Series B, 5.00%, 7/1/2024	210,000	238,959
Florida, State Lottery Revenue:
Series A, 5.00%, 7/1/2023	140,000	165,235
Series A, 5.00%, 7/1/2026	475,000	578,531
Series B, 5.00%, 7/1/2023	400,000	472,100
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	5,335,000	6,059,386
Jacksonville, FL, Improvement Revenue 5.00%, 10/1/2027	130,000	150,177
Jacksonville, FL, Special Revenue:
3.00%, 10/1/2031	175,000	168,600
3.25%, 10/1/2032	160,000	156,750
5.00%, 10/1/2029	255,000	295,662
Series B, 5.00%, 10/1/2024	140,000	167,677
Series C, 5.00%, 10/1/2021	190,000	217,873
Series C, 5.00%, 10/1/2024	1,120,000	1,300,163
Series C, 5.00%, 10/1/2025	1,080,000	1,253,729
Series C, 5.00%, 10/1/2031	635,000	727,164
Series C, 5.25%, 10/1/2030	200,000	234,324
Jacksonville, FL, Transit Revenue 5.00%, 10/1/2027	105,000	123,647
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	100,000	100,140
Series A, 5.00%, 10/1/2023	315,000	365,491
Series B, 5.00%, 10/1/2034	105,000	117,406
JEA, FL, State Johns River Power Park Revenue:
Series 7, 3.25%, 10/1/2027	125,000	127,461
Series SIX, 5.00%, 10/1/2024	100,000	108,930
JEA, FL, Water & Sewer System Revenue Series B, 5.00%, 10/1/2034	170,000	192,891
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	295,000	297,089
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2027	1,250,000	1,388,625
5.00%, 7/1/2034	800,000	917,800
Series A, 5.00%, 7/1/2019	480,000	519,830
Series A, 5.00%, 7/1/2024	500,000	594,670
Series A, 5.00%, 7/1/2025	500,000	599,950
Series B, 4.00%, 7/1/2035	100,000	100,935
Series B, 5.00%, 7/1/2025	475,000	566,694
Series B, 5.00%, 7/1/2026	645,000	765,699
Series B, 5.00%, 7/1/2027	900,000	1,065,771
Series B, 5.00%, 7/1/2028	405,000	476,932
Miami-Dade County, FL, Revenue:
Series B, 5.00%, 4/1/2022	100,000	115,358
Series B, 5.00%, 4/1/2024	845,000	1,002,914
Series B, 5.00%, 4/1/2028	250,000	297,158

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	$575,000	$584,217
5.00%, 7/1/2024	265,000	315,175
5.00%, 7/1/2031	265,000	300,815
5.00%, 7/1/2033	150,000	168,380
5.00%, 7/1/2037	3,960,000	4,367,405
5.00%, 7/1/2042	1,625,000	1,788,020
Orange County, FL, Sales Tax Revenue:
Series B, 5.00%, 1/1/2028	200,000	227,090
Series B, 5.00%, 1/1/2029	100,000	113,351
Series C, 5.00%, 1/1/2020	735,000	808,551
Series C, 5.00%, 1/1/2024	115,000	136,247
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	130,000	148,223
5.00%, 10/1/2022	2,000,000	2,313,800
Series A, 4.00%, 10/1/2033	5,250,000	5,438,895
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,355,000	1,623,791
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	300,000	364,437
Series A, 5.25%, 11/1/2030	250,000	303,698
Series A, 5.25%, 11/1/2031	660,000	801,761
Series A, 5.25%, 11/1/2034	170,000	206,514
Series B, 5.00%, 10/1/2041	100,000	111,479
Series B, 5.00%, 10/1/2046	200,000	221,558
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	600,000	635,658
Series A, 5.00%, 10/1/2022	415,000	483,637
Palm Beach County, FL, School Board, Certificate of Participation:
Series B, 5.00%, 8/1/2021	100,000	113,828
Series B, 5.00%, 8/1/2022	170,000	196,833
Series B, 5.00%, 8/1/2023	100,000	117,212
Palm Beach, FL, Revenue 5.00%, 5/1/2038	450,000	514,094
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 5.00%, 6/1/2038	500,000	556,995
Series A, 5.25%, 6/1/2031	100,000	116,029
South Florida Water Management District, Certificates of Participation 5.00%, 10/1/2022	2,065,000	2,388,998
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,120,000	2,446,628
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2033	500,000	527,060
5.00%, 10/1/2023	115,000	135,438
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,535,006

		71,128,867

GEORGIA — 2.4%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	3,265,000	3,830,106
Atlanta, GA, Water & Wastewater System Revenue:
Series B, 5.00%, 11/1/2023	100,000	118,456
Series B, 5.25%, 11/1/2029	405,000	478,293
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	109,238
Series A, 4.00%, 7/1/2032	245,000	264,433
Series A, 5.00%, 1/1/2023	100,000	117,729
Series A, 5.00%, 1/1/2025	2,545,000	2,996,203
Series A, 5.00%, 2/1/2025	125,000	151,521
Series A, 5.00%, 2/1/2027	3,600,000	4,311,391
Series A, 5.00%, 7/1/2027	100,000	116,362
Series A-1, 5.00%, 2/1/2022	1,000,000	1,159,180
Series C, 4.00%, 10/1/2024	100,000	111,949
Series C, 5.00%, 7/1/2019	5,100,000	5,540,946
Series C, 5.00%, 10/1/2021	100,000	115,280
Series C, 5.00%, 9/1/2023	310,000	365,072
Series C-1, 4.00%, 7/1/2025	445,000	509,013
Series D, 5.00%, 2/1/2026	165,000	194,157
Series E, 5.00%, 12/1/2024	700,000	847,252
Series F, 5.00%, 1/1/2028	5,000,000	6,152,100
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	5,000,000	5,696,400
Series B, 4.00%, 10/1/2038	305,000	318,728
Series B, 5.00%, 10/1/2038	6,100,000	6,997,798
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	521,835
5.00%, 8/1/2021	350,000	402,182
5.00%, 8/1/2022	4,600,000	5,382,000
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	218,536
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	117,319
Series A, 5.00%, 7/1/2028	100,000	115,117
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	375,000	387,690
5.00%, 5/1/2041	4,150,000	4,769,305

		52,415,591

HAWAII — 1.2%
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	100,000	115,194
Series DZ, 5.00%, 12/1/2026	200,000	230,340
Series EA, 5.00%, 12/1/2018	125,000	133,166
Series EE, 4.00%, 11/1/2031	200,000	211,876
Series EE, 5.00%, 11/1/2029	395,000	456,509
Series EH, 5.00%, 8/1/2020	105,000	117,517
Series EH, 5.00%, 8/1/2030	165,000	191,491
Series EO, 5.00%, 8/1/2030	100,000	116,339
Series EO, 5.00%, 8/1/2032	100,000	115,256
Series EP, 5.00%, 8/1/2021	100,000	114,548

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series EP, 5.00%, 8/1/2025	$300,000	$356,961
Series EY, 5.00%, 10/1/2027	250,000	299,228
Series EZ, 5.00%, 10/1/2024	925,000	1,108,575
Series FB, 3.00%, 4/1/2036	250,000	229,143
Series FE, 5.00%, 10/1/2019	120,000	131,304
Series FE, 5.00%, 10/1/2026	315,000	385,028
Series FG, 4.00%, 10/1/2032	300,000	319,506
Series FH, 5.00%, 10/1/2023	8,150,000	9,652,697
Series FH, 5.00%, 10/1/2029	790,000	943,394
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	225,000	258,590
Series A, 5.00%, 1/1/2034	510,000	589,177
Series B, 5.00%, 1/1/2025	200,000	239,958
Series B, 5.00%, 1/1/2029	250,000	298,988
Honolulu, HI, City & County Wastewater System Revenue:
5.00%, 7/1/2022	100,000	116,799
5.00%, 7/1/2040	1,800,000	2,034,324
Series B, 4.00%, 7/1/2033	700,000	743,883
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 11/1/2035	225,000	234,466
Series A, 5.00%, 11/1/2022	100,000	117,298
Series A, 5.00%, 10/1/2025	100,000	121,401
Series A, 5.00%, 11/1/2027	300,000	349,293
Series A, 5.00%, 10/1/2029	480,000	568,046
Series A, 5.00%, 10/1/2037	700,000	799,162
Series A, 5.00%, 10/1/2038	2,250,000	2,559,735
Series B, 5.00%, 10/1/2018	770,000	815,638
Series B, 5.00%, 10/1/2029	510,000	603,549
Series B, 5.00%, 10/1/2030	210,000	247,294
Series C, 5.00%, 10/1/2021	165,000	189,979
University of Hawaii, Revenue 5.00%, 10/1/2030	125,000	148,464

		26,264,116

ILLINOIS — 1.5%
Chicago, IL, Park District, General Obligation Series A, 5.00%, 1/1/2039	365,000	390,579
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	710,000	789,776
4.00%, 7/1/2026	100,000	110,548
5.00%, 1/1/2021	185,000	208,238
5.00%, 1/1/2022	2,000,000	2,287,460
5.00%, 7/1/2022	110,000	126,984
5.00%, 7/1/2024	200,000	236,838
5.00%, 1/1/2027	100,000	118,050
5.00%, 7/1/2029	750,000	871,410
Series A, 5.00%, 10/1/2020	125,000	139,999
Series A, 5.00%, 10/1/2026	105,000	121,584
Series A, 5.00%, 10/1/2029	125,000	142,646
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	100,000	107,548
5.00%, 6/15/2020	310,000	340,755
5.00%, 6/15/2025	245,000	278,582
Series A, 3.00%, 6/15/2033	500,000	439,425
Series A, 3.00%, 6/15/2034	450,000	390,470

Series A, 4.00%, 6/15/2018	100,000	103,188
Series C, 4.00%, 6/15/2025	1,000,000	1,079,680
Series C, 4.00%, 6/15/2027	1,100,000	1,167,771
Series C, 5.00%, 6/15/2022	145,000	164,745
Series D, 5.00%, 6/15/2023	420,000	481,450
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2031	100,000	114,196
Series A, 5.00%, 12/1/2032	445,000	505,257
Series A, 5.00%, 1/1/2033	825,000	909,067
Series A, 5.00%, 1/1/2035	1,345,000	1,473,905
Series A, 5.00%, 1/1/2038	100,000	109,145
Series B, 5.00%, 1/1/2037	4,125,000	4,523,885
Series B, 5.00%, 1/1/2038	1,475,000	1,624,970
Series B, 5.00%, 1/1/2039	585,000	639,815
Series B, 5.00%, 1/1/2040	8,345,000	9,246,844
Series C, 5.00%, 1/1/2028	275,000	315,378
Series C, 5.00%, 1/1/2036	135,000	149,002
Series D, 5.00%, 1/1/2024	215,000	251,479
Kane, McHenry Cook & De Kalb Counties Unit School District No 300, General Obligation 5.00%, 1/1/2027	140,000	160,243
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	125,000	128,745
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	200,000	235,092
Series A, 5.00%, 12/1/2027	405,000	477,284
Series A, 5.00%, 12/1/2028	400,000	467,348
Series A, 5.00%, 12/1/2029	320,000	370,675
Series B, 5.00%, 12/1/2039	50,000	54,786
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	882,869
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	252,825

		32,990,536

INDIANA — 0.5%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue:
Series A, 4.00%, 8/1/2030	2,325,000	2,451,387
Series A, 4.00%, 8/1/2033	135,000	140,175
Series A, 4.00%, 2/1/2038	1,335,000	1,368,415
Indiana, Finance Authority Revenue:
Series C, 5.00%, 6/1/2028	100,000	120,944
Series C, 5.00%, 6/1/2029	3,000,000	3,686,340
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	106,116
Series A, 5.00%, 6/1/2041	2,650,000	3,019,092

		10,892,469

IOWA — 0.2%
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2046	3,000,000	3,445,380

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Iowa, State Revenue Series A, 5.00%, 6/1/2021	$1,715,000	$1,957,398

		5,402,778

KANSAS — 0.5%
Johnson County Unified School District No. 233 Olathe, General Obligation Series B, 5.00%, 9/1/2023	165,000	195,599
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Series A, 4.00%, 10/1/2035	200,000	212,116
Kansas, Development Finance Authority Revenue:
4.00%, 4/1/2038	275,000	283,660
Series G, 5.00%, 4/1/2025	380,000	437,783
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2030	325,000	383,009
5.00%, 9/1/2034	3,900,000	4,497,519
5.00%, 9/1/2035	480,000	551,611
Series A, 5.00%, 9/1/2021	225,000	258,449
Series B, 5.00%, 9/1/2019	225,000	245,718
Kansas, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 9/1/2025	385,000	461,199
Series C, 5.00%, 9/1/2023	1,120,000	1,311,990
Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	150,000	155,307
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	540,000	556,427
Wyandotte, County Unified School District No 500 Kansas City, General Obligation:
Series A, 4.00%, 9/1/2034	500,000	526,435
Series A, 4.13%, 9/1/2037	1,150,000	1,208,087

		11,284,909

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	175,000	194,114
Series A, 5.00%, 7/1/2023	250,000	289,327
Series A, 5.00%, 7/1/2026	165,000	195,989
Series A, 5.00%, 7/1/2029	145,000	168,497
Series B, 5.00%, 7/1/2022	2,565,000	2,937,592
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B, 4.00%, 5/15/2037	645,000	657,603
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	800,000	812,688
Series B, 5.00%, 10/1/2021	1,000,000	1,148,110

		6,403,920

LOUISIANA — 0.8%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	3,660,000	4,040,567
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	125,000	138,211
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	197,238
Series A-1, 5.00%, 5/1/2021	140,000	159,285
Series A-1, 5.00%, 5/1/2022	470,000	545,313
Series A-1, 5.00%, 5/1/2023	925,000	1,073,111
Series A-1, 5.00%, 5/1/2027	135,000	155,124
Series B, 5.00%, 5/1/2027	100,000	117,030
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	796,890
Series A, 5.00%, 8/1/2023	150,000	173,676
Series A, 5.00%, 2/1/2027	250,000	287,110
Series B, 5.00%, 8/1/2027	110,000	129,731
Series B, 5.00%, 8/1/2029	1,380,000	1,607,824
Series C, 5.00%, 7/15/2023	315,000	365,873
Series C, 5.00%, 7/15/2024	345,000	397,519
Series C, 5.00%, 8/1/2024	1,000,000	1,174,340
Series C, 5.00%, 8/1/2025	1,100,000	1,286,934
Series C, 5.00%, 7/15/2026	140,000	161,003
Series D-1, 5.00%, 12/1/2024	2,000,000	2,355,500
Series D-1, 5.00%, 12/1/2028	850,000	982,455
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	972,612
Series A, 5.00%, 6/15/2022	150,000	173,295
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	1,550,000	1,698,614

		18,989,255

MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	1,190,000	1,411,197
Series C, 5.00%, 11/1/2020	130,000	145,960

		1,557,157

MARYLAND — 2.8%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	90,000	93,633
Baltimore, MD, General Obligation:
5.00%, 8/1/2018	480,000	505,541
Series B, 5.00%, 10/15/2019	280,000	306,634
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2046	230,000	259,265
Series D, 5.00%, 7/1/2042	355,000	395,491
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2020	1,000,000	1,125,700
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	135,000	161,822
5.00%, 5/1/2041	910,000	1,026,607

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	$275,000	$313,701
4.00%, 12/15/2025	250,000	279,680
4.00%, 11/1/2029	980,000	1,064,603
5.00%, 6/1/2018	120,000	125,642
5.00%, 2/15/2023	3,050,000	3,596,103
5.00%, 2/15/2027	790,000	897,796
5.00%, 2/15/2028	805,000	914,842
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,325,000	2,312,003
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	112,489
4.00%, 6/1/2027	2,185,000	2,424,170
4.00%, 6/1/2028	500,000	551,605
4.00%, 6/1/2030	100,000	109,839
4.50%, 8/1/2019	280,000	302,033
5.00%, 3/1/2018	100,000	103,716
5.00%, 8/1/2018	1,200,000	1,263,852
5.00%, 6/1/2019	250,000	271,100
5.00%, 8/1/2020	320,000	358,704
5.00%, 6/1/2026	1,785,000	2,125,899
Series A, 3.00%, 3/1/2026	500,000	512,630
Series A, 4.00%, 3/1/2027	2,900,000	3,180,807
Series A, 5.00%, 8/1/2018	700,000	737,247
Series A, 5.00%, 8/1/2023	1,110,000	1,320,600
Series A, 5.00%, 3/1/2024	1,345,000	1,543,175
Series A, 5.00%, 8/1/2024	250,000	297,268
Series A, 5.00%, 3/1/2025	200,000	234,598
Series A, 5.00%, 3/1/2026	145,000	169,818
Series B, 5.00%, 8/1/2020	100,000	112,095
Series B, 3.00%, 8/1/2028	1,410,000	1,429,402
Series B, 4.00%, 8/1/2025	120,000	137,520
Series B, 4.50%, 8/1/2019	1,100,000	1,186,559
Series B, 4.50%, 8/1/2021	2,010,000	2,266,798
Series B, 5.00%, 8/1/2021	300,000	341,823
Series B, 5.00%, 8/1/2026	2,010,000	2,336,102
Series C, 5.00%, 8/1/2021	3,405,000	3,911,119
Series C, 5.00%, 8/1/2023	100,000	118,973
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2025	710,000	816,181
Series B, 4.25%, 7/1/2041	3,200,000	3,362,624
Series B, 5.00%, 7/1/2022	100,000	116,145
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2022	3,100,000	3,643,430
Series A, 5.00%, 11/1/2029	125,000	148,713
Series B, 4.00%, 12/1/2025	840,000	940,850
Series B, 5.00%, 12/1/2024	100,000	119,362
Series B, 5.00%, 11/1/2025	300,000	361,776
Series B, 5.00%, 11/1/2027	300,000	360,144
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,667,295
Series A, 5.00%, 3/1/2019	2,060,000	2,213,903

Series A, 5.00%, 7/1/2023	500,000	593,035
Series A, 5.00%, 7/1/2024	1,000,000	1,202,710
University System of Maryland Revenue
Series A, 3.00%, 4/1/2035	500,000	454,030
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2022	200,000	213,290
3.00%, 6/1/2029	1,310,000	1,322,615
4.00%, 6/1/2020	1,900,000	2,061,766
5.00%, 6/1/2018	1,100,000	1,151,722
5.00%, 6/1/2020	175,000	195,298

		61,783,893

MASSACHUSETTS — 4.9%
Boston, MA, General Obligation:
Series A, 4.00%, 4/1/2018	450,000	463,837
Series B, 5.00%, 4/1/2019	3,170,000	3,417,133
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,510,000	1,760,615
Series A, 5.00%, 6/1/2023	2,050,000	2,431,894
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 4.00%, 7/1/2035	380,000	393,205
Series A, 4.00%, 7/1/2037	1,270,000	1,303,782
Series A, 5.00%, 7/1/2041	375,000	419,190
Series A, 5.00%, 7/1/2045	275,000	309,738
Series B, 5.00%, 7/1/2025	5,000,000	6,041,150
Series B, 5.00%, 7/1/2030	145,000	169,482
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2025	1,010,000	1,230,826
5.00%, 2/1/2031	250,000	295,293
SubSeries 17A, 5.00%, 2/1/2026	150,000	174,612
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,104,400
Series A, 4.00%, 5/1/2028	1,500,000	1,645,125
Series A, 4.00%, 5/1/2029	1,975,000	2,148,109
Series A, 5.00%, 5/1/2033	4,405,000	5,051,169
Series B, 5.00%, 5/1/2039	125,000	140,399
Series C, 3.00%, 5/1/2032	710,000	671,078
Massachusetts, State Development Finance Agency Revenue
Series P, 5.00%, 7/1/2043	3,500,000	3,918,670
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2024	100,000	120,007
Series B, 5.00%, 6/15/2018	435,000	455,654
Series B, 5.00%, 6/15/2023	400,000	462,980
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,430,091
4.00%, 5/1/2045	100,000	101,670
Series A, 4.00%, 12/1/2032	2,465,000	2,623,130
Series A, 4.00%, 3/1/2041	750,000	765,412
Series A, 4.00%, 4/1/2042	325,000	333,804
Series A, 4.50%, 12/1/2043	3,795,000	4,090,137
Series A, 5.00%, 7/1/2026	600,000	731,892
Series A, 5.00%, 7/1/2029	6,000,000	7,170,240

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 3/1/2032	$1,215,000	$1,389,122
Series A, 5.00%, 7/1/2035	2,000,000	2,285,280
Series A, 5.00%, 3/1/2041	1,000,000	1,121,230
Series A, 5.00%, 3/1/2046	250,000	279,483
Series B, 4.00%, 7/1/2026	100,000	113,717
Series B, 4.00%, 6/1/2042	575,000	596,568
Series B, 5.00%, 7/1/2025	1,000,000	1,209,900
Series B, 5.00%, 7/1/2029	300,000	358,512
Series C, 3.63%, 10/1/2041	1,410,000	1,381,913
Series C, 4.00%, 7/1/2031	525,000	553,649
Series C, 4.00%, 6/1/2043	545,000	559,126
Series C, 5.00%, 8/1/2020	400,000	447,824
Series C, 5.00%, 10/1/2021	4,975,000	5,721,150
Series C, 5.00%, 8/1/2022	660,000	770,365
Series C, 5.00%, 7/1/2024	150,000	173,729
Series D, 3.13%, 9/1/2034	180,000	171,706
Series D, 4.00%, 8/1/2033	230,000	242,981
Series D, 5.00%, 8/1/2033	350,000	401,233
Series E, 3.00%, 4/1/2044	175,000	153,774
Series E, 3.25%, 9/1/2040	1,315,000	1,222,845
Series E, 4.00%, 8/1/2032	200,000	212,128
Series E, 4.00%, 9/1/2037	175,000	179,905
Series E, 4.00%, 9/1/2039	4,300,000	4,407,973
Series E, 4.00%, 9/1/2041	4,000,000	4,094,640
Series E, 4.00%, 4/1/2042	1,000,000	1,021,970
Series E, 4.00%, 4/1/2046	365,000	370,741
Series E, 4.50%, 8/1/2043	265,000	284,440
Series E, 5.00%, 9/1/2023	125,000	145,094
Series E, 5.00%, 9/1/2027	215,000	249,323
Series E, 5.00%, 9/1/2029	310,000	358,106
Series E, 5.00%, 9/1/2030	365,000	420,630
Series E, 5.00%, 8/1/2036	1,100,000	1,236,444
Series F, 3.00%, 11/1/2028	100,000	100,459
Series F, 5.00%, 11/1/2026	515,000	597,843
Massachusetts, State Port Authority Revenue Series B, 5.00%, 7/1/2026	500,000	574,510
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	130,000	149,432
Series A, 5.00%, 8/15/2030	250,000	286,710
Series B, 4.00%, 8/15/2017	200,000	202,382
Series B, 5.00%, 8/15/2028	235,000	270,666
Series B, 5.00%, 8/15/2029	450,000	517,059
Series B, 5.00%, 8/15/2030	2,375,000	2,723,745
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2022	150,000	171,071
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	3,922,704
Series 16B, 5.00%, 8/1/2024	480,000	536,059
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2033	6,030,000	7,025,493
Series C-GREEN BOND, 4.00%, 8/1/2040	350,000	364,088
Series C-GREEN BOND, 5.00%, 8/1/2040	5,840,000	6,686,333
University of Massachusetts Building Authority Revenue Series 1, 5.00%, 11/1/2032	150,000	173,384

University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	1,075,000	1,214,556

		109,026,719

MICHIGAN — 1.3%
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2038	680,000	765,326
Series A, 5.00%, 8/15/2040	2,000,000	2,263,760
Series I, 5.00%, 4/15/2019	1,250,000	1,345,912
Series I, 5.00%, 4/15/2022	170,000	195,332
Series I, 5.00%, 4/15/2041	1,715,000	1,904,267
Series I, 5.00%, 10/15/2046	1,700,000	1,876,069
Series I, 5.00%, 10/15/2051	3,725,000	4,095,116
Michigan, State Finance Authority Revenue:
5.00%, 7/1/2020	450,000	487,449
5.00%, 10/1/2023	3,855,000	4,494,776
5.00%, 10/1/2024	125,000	145,249
5.00%, 10/1/2028	100,000	120,533
5.00%, 10/1/2032	140,000	159,620
Series A, 5.00%, 1/1/2018	125,000	128,782
Series A, 5.00%, 7/1/2018	1,000,000	1,049,620
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	106,465
Series A, 5.00%, 12/1/2021	100,000	115,388
Series B, 5.00%, 11/1/2022	150,000	175,686
Michigan, State Trunk Line Revenue
5.00%, 11/15/2018	1,600,000	1,701,488
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	317,415
5.00%, 4/1/2040	3,125,000	3,574,500
Series A, 5.00%, 4/1/2025	125,000	151,430
Series A, 5.00%, 4/1/2034	440,000	515,469
Series A, 5.00%, 4/1/2042	3,000,000	3,466,890

		29,156,542

MINNESOTA — 1.4%
Farmington, MN, Independent School District, General Obligation
Series A, 3.00%, 2/1/2024	750,000	781,357
Hennepin, MN, Sales Tax Revenue
Series A, 5.00%, 12/15/2027	5,065,000	5,953,502
Minnesota, State Series B, 5.00%, 3/1/2020	100,000	110,666
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2029	1,000,000	1,162,840
Series B, 5.00%, 3/1/2021	460,000	521,783
Series B, 5.00%, 3/1/2028	5,000,000	5,712,550
Minnesota, State General Obligation:
5.00%, 8/1/2023	4,465,000	5,231,507
Series A, 5.00%, 8/1/2020	610,000	683,987
Series B, 4.00%, 8/1/2025	500,000	560,905
Series B, 5.00%, 8/1/2023	175,000	208,087
Series B, 5.00%, 8/1/2025	100,000	121,864
Series D, 5.00%, 8/1/2023	3,250,000	3,864,477
Series E, 3.00%, 8/1/2023	400,000	428,060
Series F, 5.00%, 10/1/2021	1,000,000	1,151,860
Series F, 5.00%, 10/1/2022	125,000	146,745

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Rochester, MN, Electric Utility Revenue Series A, 5.00%, 12/1/2042	$785,000	$900,835
State of Minnesota Series B, 5.00%, 3/1/2019	260,000	279,219
University of Minnesota, Revenue
Series B, 4.00%, 1/1/2044	915,000	952,817
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,226,840

		30,999,901

MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 1/1/2021	340,000	380,732
5.00%, 1/1/2023	100,000	115,833
5.00%, 1/1/2024	390,000	441,125
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	115,000	136,771
Series B, 5.00%, 12/1/2026	100,000	122,093
Series B, 5.00%, 12/1/2033	100,000	116,773
Series C, 5.00%, 10/1/2019	3,420,000	3,740,385
Series C, 5.00%, 10/1/2026	1,500,000	1,795,365
Series H, 4.00%, 12/1/2023	100,000	110,982
Series H, 4.00%, 12/1/2029	100,000	107,808
Mississippi, State, University Educational Building Corp. Revenue
Series A, 4.00%, 8/1/2041	100,000	103,528

		7,171,395

MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue
Series A, 5.00%, 10/1/2019	250,000	272,840
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Series A, 5.00%, 10/1/2028	1,320,000	1,392,389
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	115,000	130,441
Series A, 4.00%, 1/1/2040	320,000	330,970
Series A, 5.00%, 1/1/2029	100,000	117,411
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2042	1,250,000	1,388,537
Series B, 5.00%, 5/1/2031	500,000	571,745
Series B, 5.00%, 5/1/2032	100,000	114,089
Series B, 5.00%, 5/1/2033	350,000	400,063
Series B, 5.00%, 5/1/2036	100,000	114,705
Series B, 5.00%, 5/1/2038	2,810,000	3,188,198
Series B, 5.00%, 5/1/2043	450,000	503,856
Series C, 4.00%, 5/1/2041	1,450,000	1,535,999
Series C, 5.00%, 5/1/2046	850,000	968,193
Missouri Highway & Transit Commission, State Road Revenue
Series B, 5.00%, 5/1/2018	515,000	537,650

Missouri, State Board of Public Buildings, Special Obligation Revenue Series A, 4.00%, 10/1/2023	900,000	967,932
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2024	1,075,000	1,289,817
Missouri, State Highways & Transportation Commission Revenue
Series A, 5.00%, 5/1/2018	945,000	986,665
North Kansas City School District No. 74, General Obligation 4.00%, 3/1/2029	525,000	582,645

		15,394,145

NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	1,000,000	1,083,130
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	425,000	436,381
5.00%, 11/15/2034	3,800,000	4,360,956
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2028	155,000	185,775
Series AA, 4.00%, 2/1/2034	110,000	114,461
Series B, 5.00%, 2/1/2021	850,000	960,092
Series BB, 4.00%, 2/1/2042	160,000	162,802
Omaha, NE, State School District, General Obligation 3.25%, 12/15/2034	280,000	278,127
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,131,980

		8,713,704

NEVADA — 1.0%
Clark County, NV, General Obligation:
4.00%, 6/1/2029	175,000	188,851
5.00%, 11/1/2032	1,000,000	1,153,260
Series A, 5.00%, 11/1/2018	1,565,000	1,662,140
Series A, 5.00%, 11/1/2022	200,000	232,978
Series B, 4.00%, 11/1/2031	500,000	526,835
Series B, 4.00%, 11/1/2032	250,000	261,748
Series B, 5.00%, 11/1/2023	100,000	118,051
Series B, 5.00%, 11/1/2026	115,000	139,885
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	118,024
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2025	150,000	181,485
5.00%, 7/1/2027	100,000	120,781
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,250,000	3,689,140
Series A, 5.00%, 6/1/2031	100,000	114,203
Series B, 4.00%, 6/1/2037	4,290,000	4,398,365
Series B, 5.00%, 6/1/2032	125,000	142,556
Series B, 5.00%, 6/1/2037	510,000	572,087
Series B, 5.00%, 6/1/2042	6,550,000	7,283,600

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Los Angeles, NV, General Obligation
Series C, 4.00%, 9/1/2037	$140,000	$144,770
Nevada, State Highway Improvement Revenue:
5.00%, 12/1/2026	175,000	212,676
5.00%, 12/1/2028	470,000	563,055
Truckee Meadows, NV, Water Authority Revenue 5.00%, 7/1/2034	125,000	143,839

		21,968,329

NEW JERSEY — 0.4%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	495,000	557,192
New Brunswick, NJ, Parking Authority Revenue:
Series A, 5.00%, 9/1/2032	120,000	138,368
Series A, 5.00%, 9/1/2036	325,000	368,511
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,618
Series A, 4.00%, 9/1/2027	90,000	93,708
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	4,190,000	4,617,967
New Jersey, State Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2024	1,140,000	1,377,918
Series A, 5.00%, 7/1/2026	200,000	240,094
Series B, 4.00%, 7/1/2035 (d)	500,000	542,400
Series D, 4.00%, 7/1/2045	220,000	233,468
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	175,000	204,767
Series J, 5.00%, 5/1/2032	1,000,000	1,125,020

		9,515,031

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	515,000	599,547
Series A, 5.00%, 7/1/2020	100,000	111,696
Series A, 5.00%, 7/1/2023	125,000	147,854
Series B, 5.00%, 7/1/2023	110,000	129,051
New Mexico, State Finance Authority Revenue 4.00%, 6/15/2026	100,000	109,560
New Mexico, State General Obligation
5.00%, 3/1/2022	1,220,000	1,418,067
New Mexico, State Severance Tax Revenue:
Series A, 4.00%, 7/1/2021	270,000	280,082
Series A, 5.00%, 7/1/2018	200,000	210,026
Series A, 5.00%, 7/1/2020	450,000	494,649
Series A, 5.00%, 7/1/2023	325,000	383,373
Series A, 5.00%, 7/1/2025	150,000	180,984
Series B, 4.00%, 7/1/2022	175,000	195,183
Series B, 4.00%, 7/1/2024	2,820,000	3,171,964
University of New Mexico, Revenue
Series A, 4.00%, 6/1/2046	165,000	170,755

		7,602,791

NEW YORK — 17.2%
Brookhaven, NY, General Obligation
5.00%, 5/1/2026	120,000	145,218
Dutchess County, NY, Local Development Corp. Revenue
Series A, 5.00%, 1/1/2049	2,000,000	2,200,500
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2027	125,000	149,936
Metropolitan St. Louis, MO, Transportation Authority Revenue:
Series A, 3.00%, 11/15/2028	95,000	96,028
Series A, 4.00%, 11/15/2026	125,000	142,073
Series A, 5.00%, 11/15/2026	100,000	116,308
Series A, 5.00%, 11/15/2029	125,000	144,736
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue
Series A, 5.00%, 10/1/2028	3,500,000	4,173,225
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,760,000	6,973,075
4.00%, 12/15/2038	100,000	102,831
4.00%, 6/15/2044	180,000	184,176
5.00%, 9/1/2031	100,000	116,656
5.00%, 9/1/2033	230,000	265,455
5.00%, 9/1/2034	175,000	201,215
5.00%, 9/1/2036	940,000	1,074,044
5.00%, 9/1/2039	480,000	545,362
5.00%, 10/15/2041	4,605,000	5,193,657
Series 179, 5.00%, 12/1/2038	295,000	332,621
Series 179, 5.00%, 12/1/2043	1,100,000	1,233,210
Series 189, 5.00%, 5/1/2045	4,000,000	4,481,360
Series 190, 5.00%, 5/1/2032	1,075,000	1,181,081
Series 190, 5.00%, 5/1/2035	1,375,000	1,506,780
Series 198, 5.00%, 11/15/2036	100,000	115,056
Series 198, 5.00%, 11/15/2041	145,000	165,156
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Series A, 5.00%, 4/1/2029	100,000	114,432
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2033	1,250,000	1,314,612
5.00%, 6/15/2037	5,000,000	5,667,100
5.00%, 6/15/2046	2,250,000	2,522,565
Series A, 3.00%, 6/15/2036	250,000	235,305
Series AA, 3.00%, 6/15/2046	260,000	223,525
Series AA, 4.00%, 6/15/2044	6,830,000	6,988,456
Series AA, 4.00%, 6/15/2046	1,000,000	1,024,210
Series BB, 4.63%, 6/15/2046	6,750,000	7,227,562
Series BB, 5.00%, 6/15/2046	7,435,000	8,247,422
Series BB, 5.00%, 6/15/2047	2,990,000	3,320,604
Series CC, 4.00%, 6/15/2045	550,000	560,665
Series CC-1, 5.00%, 6/15/2047	5,665,000	6,350,182
Series DD, 5.00%, 6/15/2035	150,000	170,561
Series DD, 5.00%, 6/15/2036	960,000	1,086,029
Series DD, 5.00%, 6/15/2039	700,000	788,998
Series DD, 5.25%, 6/15/2047	250,000	291,735
Series EE, 5.00%, 6/15/2036	320,000	362,010

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series EE, 5.00%, 6/15/2045	$4,270,000	$4,792,306
Series EE, 5.00%, 6/15/2047	165,000	182,343
Series EE, 5.25%, 6/15/2030	350,000	406,410
Series FF, 4.00%, 6/15/2045	200,000	203,372
Series FF, 5.00%, 6/15/2028	135,000	161,854
Series FF, 5.00%, 6/15/2029	1,710,000	1,865,524
Series FF, 5.00%, 6/15/2031	800,000	925,504
Series FF, 5.00%, 6/15/2045	1,000,000	1,107,670
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 4.00%, 7/15/2036	725,000	748,287
Series S-1, 4.00%, 7/15/2040	1,750,000	1,794,240
Series S-1, 4.00%, 7/15/2042	360,000	367,373
Series S-1, 5.00%, 7/15/2028	1,090,000	1,257,119
Series S-1, 5.00%, 7/15/2029	1,010,000	1,164,853
Series S-1, 5.00%, 7/15/2037	815,000	925,921
Series S-1, 5.00%, 7/15/2043	2,125,000	2,379,414
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2019	400,000	423,784
5.00%, 2/1/2018	45,000	46,526
5.00%, 8/1/2032	275,000	316,168
5.00%, 5/1/2034	250,000	286,458
5.00%, 8/1/2034	225,000	257,558
5.00%, 8/1/2035	500,000	567,740
5.00%, 11/1/2035	455,000	519,096
5.00%, 2/1/2036	1,745,000	1,963,387
5.00%, 5/1/2036	245,000	278,861
5.00%, 8/1/2036	390,000	442,014
5.00%, 11/1/2038	3,575,000	4,048,652
5.00%, 5/1/2040	1,835,000	2,082,431
5.00%, 2/1/2041	155,000	174,279
ETM, 5.00%, 11/1/2017	100,000	102,381
Series B, 5.00%, 11/1/2028	295,000	341,610
Series B, 5.00%, 11/1/2030	375,000	431,475
Series B1, 5.00%, 11/1/2037	420,000	474,302
Series C, 5.00%, 11/1/2018	1,500,000	1,593,840
Series F-1, 5.00%, 5/1/2034	115,000	129,959
Series I, 5.00%, 5/1/2030	200,000	231,172
Series I, 5.00%, 5/1/2031	210,000	241,830
Series I, 5.00%, 5/1/2034	100,000	113,579
SubSeries A-1, 5.00%, 8/1/2027	115,000	135,641
SubSeries A-1, 5.00%, 8/1/2032	710,000	816,287
SubSeries B-1, 5.00%, 11/1/2034	270,000	307,309
SubSeries B-I, 4.00%, 8/1/2037	755,000	784,166
SubSeries B-I, 5.00%, 8/1/2030	270,000	318,187
SubSeries B-I, 5.00%, 8/1/2040	3,800,000	4,324,400
SubSeries D, 3.00%, 11/1/2027	320,000	325,763
SubSeries E-1, 4.00%, 2/1/2041	110,000	113,380
SubSeries E-1, 5.00%, 2/1/2029	325,000	369,441
SubSeries E-1, 5.00%, 2/1/2030	3,000,000	3,512,640
SubSeries E-1, 5.00%, 2/1/2040	1,425,000	1,612,544
SubSeries E-1, 5.00%, 2/1/2042	110,000	122,205
SubSeries F-1, 4.00%, 2/1/2040	145,000	148,629
SubSeries F-1, 5.00%, 5/1/2021	500,000	569,300
SubSeries F-1, 5.00%, 2/1/2029	500,000	577,875
SubSeries F-1, 5.00%, 2/1/2030	840,000	966,361

SubSeries F-1, 5.00%, 5/1/2030	200,000	228,282
SubSeries F-1, 5.00%, 2/1/2031	510,000	584,317
SubSeries F-1, 5.00%, 2/1/2034	1,450,000	1,639,355
SubSeries F-1, 5.00%, 2/1/2036	525,000	588,730
SubSeries F-3, 3.00%, 2/1/2035	2,755,000	2,561,654
SubSeries FI, 5.00%, 8/1/2029	1,000,000	1,167,030
SubSeries FI, 5.00%, 8/1/2034	3,470,000	3,964,683
SubSeries FI, 5.00%, 8/1/2039	6,955,000	7,853,308
SubSeries FI, 5.00%, 8/1/2042	5,800,000	6,512,646
SubSeries I, 4.00%, 5/1/2043	135,000	138,290
SubSeries I, 5.00%, 5/1/2033	300,000	342,732
SubSeries I, 5.00%, 5/1/2038	1,355,000	1,521,977
SubSeries I, 5.00%, 5/1/2042	1,000,000	1,117,310
New York, NY, General Obligation:
ETM, 5.00%, 8/1/2017	35,000	35,469
Series 1-I, 4.00%, 3/1/2039	570,000	584,518
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,814,498
Series A, 5.00%, 8/1/2018	1,350,000	1,421,280
Series A-1, 5.00%, 10/1/2018	5,000,000	5,294,850
Series A-1, 5.00%, 10/1/2019	5,000,000	5,463,250
Series A-1, 5.00%, 8/1/2027	120,000	136,862
Series A-1, 5.00%, 10/1/2028	450,000	517,572
Series B, 5.00%, 8/1/2021	4,500,000	5,138,415
Series B, 5.00%, 8/1/2022	140,000	159,988
Series B, 5.00%, 8/1/2024	2,555,000	2,937,305
Series B, 5.00%, 8/1/2026	140,000	160,796
Series C, 5.00%, 8/1/2018	1,500,000	1,579,200
Series C, 5.00%, 4/15/2023	1,390,000	1,656,129
Series C, 5.00%, 8/1/2028	1,350,000	1,616,274
Series D, 5.00%, 8/1/2028	825,000	941,358
Series D-1, 5.00%, 8/1/2029	3,160,000	3,625,215
Series D-1, 5.00%, 8/1/2033	250,000	283,205
Series E, 5.00%, 8/1/2018	1,440,000	1,516,032
Series E, 5.00%, 8/1/2020	865,000	965,721
Series E, 5.00%, 8/1/2025	115,000	132,164
Series E, 5.00%, 8/1/2030	250,000	293,498
Series F-1, 5.00%, 6/1/2025	760,000	909,902
Series F-1, 5.00%, 3/1/2037	1,475,000	1,636,055
Series H, 5.00%, 8/1/2020	630,000	703,357
Series I, 5.00%, 8/1/2022	200,000	232,228
Series I, 5.00%, 8/1/2027	1,000,000	1,148,000
Series J, 5.00%, 8/1/2020	7,300,000	8,150,012
Series K, 5.00%, 8/1/2018	285,000	300,048
SubSeries 1, 5.00%, 8/1/2017	265,000	268,588
SubSeries 1-I, 5.00%, 3/1/2030	975,000	1,119,358
SubSeries A-1, 5.00%, 10/1/2031	225,000	257,407
SubSeries G-1, 5.00%, 4/1/2029	700,000	796,026
New York, NY, Liberty Development Corp., Revenue:
4.00%, 9/15/2035	355,000	371,195
5.00%, 9/15/2040	295,000	330,264
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030	3,030,000	1,932,958
Series A, 5.00%, 11/15/2025	1,170,000	1,361,482
Series A, 5.00%, 11/15/2027	125,000	145,313
Series A, 5.00%, 11/15/2031	1,340,000	1,546,186
Series A, 5.25%, 11/15/2033	100,000	118,113

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.25%, 11/15/2034	$200,000	$236,958
Series B-1, 4.25%, 11/15/2030	100,000	109,770
Subseries B, 4.00%, 11/15/2038	235,000	243,347
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 5.00%, 10/15/2018	1,590,000	1,687,944
Series A, 5.00%, 10/15/2020	185,000	208,663
Series A, 5.00%, 10/15/2021	5,620,000	6,491,269
Series A, 5.00%, 10/15/2025	2,100,000	2,531,718
Series A, 5.00%, 10/15/2026	6,015,000	7,209,820
Series A, 5.00%, 10/15/2030	495,000	580,546
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
5.00%, 8/1/2033	2,205,000	2,532,398
Series S, 4.00%, 2/1/2023	1,350,000	1,517,413
Series S, 4.00%, 4/1/2031	115,000	125,228
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	120,779
5.00%, 11/15/2033	4,720,000	5,416,106
5.00%, 11/15/2040	790,000	892,455
5.00%, 11/15/2045	360,000	405,536
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2045	3,250,000	4,187,040
Series A, 2.50%, 7/1/2041 (a)	500,000	477,990
Series A, 4.00%, 7/1/2043	1,000,000	1,025,610
Series B, 5.00%, 10/1/2030	235,000	280,990
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 7/1/2027	520,000	591,105
Series A, 5.00%, 7/1/2037	380,000	428,510
Series A, 5.00%, 7/1/2042	560,000	617,898
Series A, 5.00%, 10/1/2047	2,300,000	2,979,489
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2021	250,000	283,305
Series A, 5.00%, 3/15/2022	600,000	694,440
Series A, 5.00%, 12/15/2026	550,000	640,304
Series A, 5.00%, 2/15/2029	150,000	172,617
Series A, 5.00%, 12/15/2030	3,300,000	3,812,919
Series A, 5.00%, 2/15/2031	1,100,000	1,260,655
Series A, 5.00%, 12/15/2032	100,000	114,388
Series A, 5.00%, 2/15/2043	1,260,000	1,397,340
Series B, 5.00%, 3/15/2027	110,000	128,730
Series B, 5.00%, 3/15/2030	130,000	147,813
Series B, 5.00%, 3/15/2031	150,000	169,874
Series B, 5.00%, 2/15/2041	2,510,000	2,818,027
Series C, 5.00%, 3/15/2037	100,000	112,786
Series D, 5.00%, 2/15/2022	5,000,000	5,776,700
Series D, 5.00%, 2/15/2042	720,000	793,562
Series E, 5.00%, 3/15/2024	250,000	296,973
Series E, 5.00%, 3/15/2026	525,000	630,100
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 7/1/2034	100,000	106,764
Series A, 4.13%, 3/15/2033	2,105,000	2,230,668

Series A, 5.00%, 3/15/2018	100,000	103,924
Series A, 5.00%, 3/15/2019	2,500,000	2,690,050
Series A, 5.00%, 3/15/2020	1,200,000	1,331,160
Series A, 5.00%, 3/15/2021	270,000	307,171
Series A, 5.00%, 3/15/2023	2,480,000	2,922,407
Series A, 5.00%, 3/15/2028	3,445,000	3,977,631
Series A, 5.00%, 3/15/2032	1,010,000	1,183,205
Series A, 5.00%, 3/15/2036	1,500,000	1,697,820
Series A, 5.00%, 3/15/2037	1,990,000	2,248,441
Series A, 5.00%, 3/15/2043	450,000	500,216
Series A, 5.00%, 3/15/2044	5,000,000	5,602,650
Series B, 5.00%, 3/15/2027	175,000	210,628
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
5.00%, 6/15/2020	500,000	558,025
Series A, 5.00%, 6/15/2041	3,660,000	4,212,477
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	475,889
4.00%, 6/15/2046	5,140,000	5,373,305
5.00%, 3/15/2019	1,995,000	2,147,079
5.00%, 9/15/2019	2,500,000	2,733,875
5.00%, 6/15/2024	100,000	115,960
5.00%, 6/15/2031	140,000	162,910
5.00%, 6/15/2033	125,000	144,388
5.00%, 11/15/2038	250,000	284,603
5.00%, 11/15/2039	505,000	571,650
Series B, 4.00%, 8/15/2046	4,150,000	4,341,273
Series B, 5.00%, 8/15/2041	885,000	1,020,688
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2030	280,000	319,519
Series A, 5.00%, 3/15/2024	620,000	710,942
Series A, 5.00%, 3/15/2025	100,000	114,622
Series A, 5.00%, 3/15/2026	130,000	149,009
Series A, 5.00%, 3/15/2027	100,000	114,622
Series A, 5.00%, 3/15/2029	175,000	200,426
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	125,000	142,583
Series A, 5.00%, 3/15/2021	1,560,000	1,771,552
Series A, 5.00%, 3/15/2023	500,000	587,345
Series A, 5.00%, 3/15/2024	5,250,000	6,236,422
Series A, 5.00%, 3/15/2027	410,000	491,328
Series A, 5.00%, 3/15/2028	105,000	124,256
Series A, 5.00%, 3/15/2029	225,000	264,582
Series A, 5.00%, 3/15/2033	3,110,000	3,580,916
Series A, 5.00%, 3/15/2034	745,000	853,614
Series A, 5.00%, 3/15/2044	320,000	358,355
Series A-1, 5.00%, 3/15/2029	200,000	230,440
Series C, 5.00%, 3/15/2021	225,000	255,512
Series C, 5.00%, 3/15/2023	1,000,000	1,174,690
Series C, 5.00%, 3/15/2027	4,500,000	5,203,890
Series C, 5.00%, 3/15/2029	120,000	138,264
Series C, 5.00%, 3/15/2031	260,000	298,480
Series C, 5.00%, 3/15/2033	750,000	849,862
Series D, 5.00%, 3/15/2021	3,150,000	3,577,171
Series D, 5.00%, 3/15/2022	1,735,000	2,008,089

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Oyster Bay, NY, General Obligation
4.00%, 8/1/2029 (b)	$100,000	$101,530
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	500,000	577,790
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 4.00%, 11/15/2042	500,000	519,860
Series A, 5.00%, 11/15/2030	200,000	232,950
Series B, Zero Coupon, 11/15/2027	1,850,000	1,343,174
Series B, Zero Coupon, 11/15/2029	735,000	488,856
Series B, 5.00%, 11/15/2020	100,000	112,934
Series B, 5.00%, 11/15/2027	5,575,000	6,442,414
Series C, 5.00%, 11/15/2033	125,000	142,758
Series C, 5.00%, 11/15/2038	740,000	832,167
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2024	100,000	117,243
5.00%, 6/15/2027	255,000	306,989
5.00%, 12/15/2032	405,000	474,344
5.00%, 12/15/2037	4,060,000	4,673,831
Series A, 5.00%, 12/15/2026	100,000	120,345
Series A, 5.00%, 6/15/2028	215,000	260,473
Series A, 5.00%, 12/15/2032	125,000	147,485
Series A, 5.00%, 12/15/2033	300,000	352,365
Series A, 5.00%, 12/15/2034	2,100,000	2,453,598
Series A, 5.00%, 12/15/2035	1,925,000	2,239,006
Series B, 5.00%, 12/15/2024	775,000	908,633
Series B, 5.00%, 12/15/2025	280,000	331,993
Series B, 5.00%, 12/15/2034	3,200,000	3,738,816
Series TE, 5.00%, 12/15/2027	515,000	607,453
Series TE, 5.00%, 12/15/2029	110,000	129,221
Series TE, 5.00%, 12/15/2030	2,145,000	2,512,524
Series TE, 5.00%, 12/15/2031	150,000	174,890
Series TE, 5.00%, 12/15/2033	655,000	761,038
Series TE, 5.00%, 12/15/2034	1,350,000	1,564,920
Series TE, 5.00%, 12/15/2041	405,000	460,088
Westchester, NY, General Obligation
Series A, 5.00%, 1/1/2024	1,500,000	1,802,235

		383,601,943

NORTH CAROLINA — 1.3%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,920,000	2,316,115
5.00%, 6/1/2026	100,000	119,724
Charlotte, NC Series C COPs, 5.00%, 12/1/2018	2,865,000	3,050,222
Charlotte, NC, Certificates of Participation Series B, 3.00%, 6/1/2022	100,000	100,339
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	115,680
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	3,400,000	3,980,482
Durham Capital Financing Corp., Revenue 5.00%, 6/1/2038	145,000	165,026
Durham, NC, General Obligation 4.00%, 10/1/2025	1,230,000	1,406,726

Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,105,000	1,091,873
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2021	1,750,000	2,024,400
Series B, 5.00%, 12/1/2023	1,500,000	1,794,570
North Carolina Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2038	700,000	728,518
Series B, 4.00%, 10/1/2039	245,000	258,259
Series B, 5.00%, 10/1/2041	1,415,000	1,619,991
Series B, 5.00%, 10/1/2055	3,195,000	3,606,867
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	260,000	293,569
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	167,349
5.00%, 6/1/2021	2,125,000	2,431,829
Series A, 5.00%, 6/1/2018	125,000	130,878
Series C, 4.00%, 5/1/2021	1,230,000	1,356,149
Series D, 4.00%, 6/1/2021	500,000	552,085
Series E, 5.00%, 5/1/2019	1,000,000	1,080,750
North Carolina, State Revenue:
Series C, 5.00%, 5/1/2021	115,000	130,987
Series C, 5.00%, 5/1/2022	100,000	115,918
Series C, 5.00%, 5/1/2025	175,000	207,683
North Carolina, State University at Raleigh Revenue:
Series A, 5.00%, 10/1/2029	100,000	117,043
Series A, 5.00%, 10/1/2037	100,000	113,034
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 12/1/2035	200,000	216,044
Raleigh, NC, General Obligation
Series B, 3.00%, 4/1/2028	135,000	137,828

		29,429,938

OHIO — 2.2%
Akron, OH, Revenue:
5.00%, 12/1/2028	250,000	285,375
5.00%, 12/1/2033	240,000	269,093
Cincinnati, OH, General Obligation:
Series A, 4.00%, 12/1/2023	150,000	168,207
Series A, 5.00%, 12/1/2020	2,950,000	3,323,735
Cleveland Heights & University Heights, OH, City School District, General Obligation 4.50%, 12/1/2047	355,000	372,285
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	395,000	407,063
Columbus, OH, General Obligation:
Series A, 3.00%, 8/15/2023	500,000	534,350
Series A, 3.00%, 7/1/2029	2,650,000	2,671,173
Series A, 3.20%, 7/1/2031	2,600,000	2,620,592
Series A, 5.00%, 8/15/2027	125,000	146,884
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	130,000	155,717
5.00%, 6/1/2028	1,605,000	1,895,200

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Cuyahoga County, OH, Certificates of Participation 4.00%, 12/1/2034	$1,290,000	$1,323,888
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	332,601
Franklin County, OH, General Obligation 5.00%, 6/1/2021	3,355,000	3,832,115
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	3,000,000	3,517,350
Series A, 5.00%, 12/1/2038	195,000	219,490
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2038	450,000	494,118
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	378,784
Northeast Ohio, Regional Sewer District Revenue:
5.00%, 11/15/2039	330,000	373,405
5.00%, 11/15/2043	100,000	111,325
Ohio Water Development Authority Revenue Series A, 5.00%, 12/1/2019	600,000	659,244
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2021	100,000	114,854
Series A, 5.00%, 12/15/2022	3,000,000	3,520,860
Series A, 5.00%, 12/15/2023	320,000	381,187
Series A, 5.00%, 5/1/2027	100,000	114,452
Series A, 5.00%, 9/1/2027	250,000	309,532
Series A, 5.00%, 3/15/2031	2,125,000	2,454,396
Series B, 5.00%, 3/15/2019	540,000	580,727
Series B, 5.00%, 6/15/2025	165,000	189,041
Series B, 5.00%, 6/15/2027	110,000	126,260
Series B, 5.00%, 9/1/2032	125,000	143,015
Series B, 5.00%, 6/15/2035	200,000	224,830
Series C, 5.00%, 8/1/2022	155,000	180,834
Series R, 4.00%, 5/1/2018	130,000	134,290
Series R, 5.00%, 5/1/2019	2,175,000	2,349,696
Series S, 5.00%, 5/1/2029	2,825,000	3,357,173
Series S, 5.00%, 5/1/2030	2,600,000	3,064,542
Series S, 5.00%, 5/1/2031	3,000,000	3,509,760
Ohio, State Infrastructure Project Revenue Series 1, 4.00%, 12/15/2019	125,000	134,009
Ohio, State Revenue Series C, 5.00%, 12/1/2030	100,000	117,571
Ohio, State University, Revenue Series A, 4.00%, 6/1/2043	1,280,000	1,307,994
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue 5.00%, 6/1/2024	1,010,000	1,211,798
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	520,000	582,301
Series C, 5.00%, 6/1/2039	500,000	559,580

		48,760,696

OKLAHOMA — 0.2%
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	745,000	775,351
Series A, 3.00%, 7/1/2024	125,000	131,828
Series A, 5.00%, 7/1/2026	2,500,000	2,954,975
Series A, 5.00%, 7/1/2030	100,000	116,673
Oklahoma, Development Finance Authority Revenue 3.00%, 6/1/2046	145,000	117,628

		4,096,455

OREGON — 1.3%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	234,408
Deschutes County, OR, School District, General Obligation 4.00%, 6/15/2021	1,040,000	1,144,406
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	5,000,000	6,094,350
Series B, 5.00%, 6/15/2029	100,000	120,572
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.00%, 4/1/2024	120,000	141,858
Series C, 5.00%, 4/1/2022	300,000	347,784
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2018	100,000	106,459
Series A, 5.00%, 11/15/2024	125,000	150,081
Series A, 5.00%, 11/15/2028	650,000	772,883
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2023	585,000	697,958
Series A, 5.00%, 11/15/2024	140,000	165,116
Series A, 5.00%, 11/15/2029	2,130,000	2,517,979
Series A, 5.00%, 11/15/2030	425,000	500,472
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,223,046
Series F, 5.00%, 5/1/2028	160,000	193,006
Series F, 5.00%, 5/1/2030	115,000	136,868
Series N, 5.00%, 8/1/2043	2,040,000	2,316,032
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	300,000	343,398
Series B, 5.00%, 7/1/2035	2,000,000	2,270,460
Series B, 5.00%, 7/1/2036	100,000	113,183
Series B, 5.00%, 7/1/2037	1,585,000	1,791,256
Series B, 5.00%, 7/1/2038	275,000	310,318
Oregon, State Revenue:
Series 1, 5.00%, 12/15/2023	110,000	126,965
Series C, 5.00%, 12/1/2029	150,000	177,188
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	268,092
5.00%, 6/15/2027	80,000	97,214

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	$200,000	$177,748
Series A, 5.00%, 8/1/2020	150,000	167,675
Series A, 5.00%, 6/1/2021	775,000	885,554
Series A, 5.00%, 6/1/2024	125,000	149,515
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	652,747
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	125,000	145,625
5.00%, 6/15/2027	120,000	141,280
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	3,290,000	3,856,768
Washington Multnomah & Yamhill Counties, OR, School District No. 1J, General Obligation 4.00%, 6/15/2021	400,000	441,012

		28,979,276

PENNSYLVANIA — 2.4%
Chester, PA, General Obligation
Series A, 4.00%, 7/15/2029	130,000	143,671
Delaware, State Authority Revenue:
Series A, 5.00%, 10/1/2042	200,000	226,006
Series A, 5.00%, 10/1/2046	200,000	225,284
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2030	125,000	145,704
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	175,000	190,295
5.00%, 7/1/2020	500,000	542,770
5.00%, 1/1/2021	1,000,000	1,065,180
5.00%, 7/1/2021	5,000,000	5,160,000
Series A, 4.00%, 1/1/2019	455,000	478,141
Series A, 5.00%, 7/1/2018	795,000	835,060
Series A, 5.00%, 7/1/2019	1,000,000	1,086,000
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	447,150
4.00%, 2/1/2034 (b)	750,000	773,617
5.00%, 7/1/2018	150,000	157,348
5.00%, 7/1/2021	2,925,000	3,309,111
5.00%, 9/15/2022	5,000,000	5,758,950
5.00%, 4/1/2023	2,205,000	2,550,986
5.00%, 6/1/2023	4,230,000	4,898,044
5.00%, 4/1/2024	4,930,000	5,694,594
5.00%, 4/1/2025	395,000	454,112
5.00%, 6/1/2025	800,000	916,568
5.00%, 9/15/2025	100,000	117,841
5.00%, 3/15/2026	500,000	580,950
5.00%, 4/1/2026	215,000	246,915
5.00%, 6/1/2026	2,200,000	2,510,134
5.00%, 10/15/2026	100,000	116,015
5.00%, 6/1/2028	155,000	176,040

5.00%, 10/15/2029	110,000	126,683
Series REF, 5.00%, 1/15/2028	5,515,000	6,468,985
Pennsylvania, State Higher Educational Facilities Authority Revenue:
2.50%, 10/1/2045 (a)	935,000	905,706
4.00%, 10/1/2038	200,000	208,334
5.00%, 10/1/2035	1,150,000	1,321,235
Series A, 4.00%, 8/15/2033	190,000	202,365
Series A, 4.00%, 8/15/2034	145,000	153,712
Series A, 4.00%, 8/15/2035	450,000	475,177
Pennsylvania, State University, Revenue:
Series B, 5.00%, 9/1/2020	2,440,000	2,731,970
Series B, 5.00%, 9/1/2023	1,345,000	1,589,992
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	875,000	895,169

		53,885,814

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
5.00%, 9/1/2021	1,000,000	1,146,820
Series A, 4.00%, 5/15/2028	1,685,000	1,801,771
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation
Series D, 5.00%, 8/1/2024	250,000	297,095
Rhode Island, State & Providence Plantations, General Obligation:
5.00%, 8/1/2020	115,000	128,073
Series C, 5.00%, 8/1/2018	950,000	999,514

		4,373,273

SOUTH CAROLINA — 0.1%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,106,660
Charleston, SC, Educational Excellence Finance Corp. Revenue:
5.00%, 12/1/2022	550,000	639,084
5.00%, 12/1/2023	100,000	117,448
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	112,025

		1,975,217

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue
Series A, 3.38%, 11/15/2032	1,355,000	1,358,753
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	125,000	142,264

		1,501,017

TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue
Series A, 5.00%, 9/1/2024	345,000	414,328
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	3,000,000	3,429,420
Memphis, TN, General Obligation
Series A, 5.00%, 11/1/2023	2,400,000	2,842,944

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.00%, 7/1/2018	$500,000	$525,130
5.00%, 1/1/2025	1,000,000	1,201,370
5.00%, 1/1/2026	140,000	169,889
Series A, 5.00%, 1/1/2020	100,000	110,007
Series C, 5.00%, 7/1/2020	200,000	223,054
Series C, 5.00%, 7/1/2027	2,730,000	3,262,159
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue
Series D, 3.25%, 10/1/2037	1,420,000	1,358,344
Shelby County, TN, General Obligation
Series A, 5.00%, 4/1/2021	200,000	227,670
Tennessee, State General Obligation
Series A, 5.00%, 8/1/2022	350,000	409,692
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2026	250,000	298,192
5.00%, 11/1/2045	3,315,000	3,756,525
Series A, 5.00%, 5/1/2027	500,000	575,390

		18,804,114

TEXAS — 11.9%
Alamo, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	725,000	814,487
5.00%, 6/15/2041	1,105,000	1,239,711
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	4,100,000	4,722,421
5.00%, 2/15/2024 (b)	220,000	260,718
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	285,000	341,307
Alvin, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2039 (b)	255,000	264,042
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,474,180
Arlington, TX, Independent School District, General Obligation
Series A, 5.00%, 2/15/2026 (b)	885,000	1,031,131
Austin, TX, Community College District, General Obligation
5.00%, 8/1/2035	550,000	627,847
Austin, TX, Electric Utility System Revenue:
4.00%, 11/15/2032	800,000	837,640
5.00%, 11/15/2033	250,000	289,210
5.00%, 11/15/2037	250,000	276,590
Austin, TX, General Obligation:
4.00%, 9/1/2018	1,000,000	1,041,760
5.00%, 9/1/2020	5,000,000	5,605,400
5.00%, 9/1/2022	115,000	134,455
5.00%, 9/1/2023	1,000,000	1,186,780
5.00%, 9/1/2034	375,000	426,596
Austin, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/1/2018 (b)	800,000	842,568

Series B, 5.00%, 8/1/2018 (b)	100,000	105,321
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	100,000	114,928
5.00%, 11/15/2033	115,000	130,969
5.00%, 11/15/2034	370,000	419,846
5.00%, 11/15/2039	3,200,000	3,598,272
5.00%, 11/15/2042	2,800,000	3,102,400
Series A, 5.00%, 5/15/2021	125,000	142,378
Series A, 5.00%, 5/15/2022	140,000	162,151
Bexar County, TX, General Obligation:
4.00%, 6/15/2031	300,000	319,395
5.00%, 6/15/2027	125,000	148,530
Series B, 5.00%, 6/15/2032	3,000,000	3,436,140
Bexar County, TX, Hospital District, General Obligation 5.00%, 2/15/2027	105,000	125,285
Clear Creek, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2023	300,000	345,516
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	250,000	281,407
Conroe, TX, Independent School District, General Obligation
Series A, 5.00%, 2/15/2027 (b)	165,000	185,460
County of Dallas TX 5.00%, 8/15/2025	100,000	120,259
Cypress-Fairbanks, TX, Independent School District, General Obligation:
3.00%, 2/15/2036 (a) (b)	150,000	155,300
5.00%, 2/15/2028 (b)	375,000	441,229
Series C, 5.00%, 2/15/2023 (b)	325,000	381,017
Series C, 5.00%, 2/15/2044 (b)	4,445,000	4,983,645
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	115,000	132,027
Series A, 5.00%, 12/1/2026	510,000	603,386
Series A, 5.00%, 12/1/2030	105,000	122,643
Series A, 5.00%, 12/1/2034	175,000	200,352
Series A, 5.00%, 12/1/2035	200,000	228,158
Series A, 5.00%, 12/1/2036	150,000	170,631
Series A, 5.00%, 12/1/2041	1,000,000	1,127,050
Series A, 5.00%, 12/1/2046	2,000,000	2,239,700
Dallas, TX, General Obligation:
5.00%, 2/15/2019	350,000	371,329
5.00%, 2/15/2022	5,010,000	5,618,815
5.00%, 2/15/2024	1,610,000	1,843,707
5.00%, 2/15/2025	3,765,000	4,297,344
5.00%, 2/15/2026	1,000,000	1,131,100
5.00%, 2/15/2027	2,200,000	2,473,834
5.00%, 2/15/2029	705,000	789,438
5.00%, 2/15/2030	250,000	278,110
Series A, 4.00%, 2/15/2032	5,290,000	5,500,754
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (b)	1,250,000	1,222,962
5.00%, 8/15/2020 (b)	100,000	111,918
5.00%, 8/15/2023 (b)	2,275,000	2,645,415

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 2/15/2030 (b)	$2,800,000	$3,017,084
Series A, 4.00%, 2/15/2031 (b)	155,000	166,003
Series A, 5.00%, 8/15/2024 (b)	150,000	178,958
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,245,995
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,150,420
Dallas, TX, Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2019	100,000	109,316
Denton, Independent School District, General Obligation 5.00%, 8/15/2028 (b)	150,000	175,791
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	370,267
4.00%, 2/15/2045	210,000	214,544
El Paso, TX, General Obligation:
4.00%, 8/15/2042	165,000	168,094
5.00%, 8/15/2023	1,000,000	1,175,070
Fort Bend County, TX, General Obligation:
5.00%, 3/1/2032	130,000	147,662
Series B, 5.00%, 3/1/2028	520,000	617,724
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (b)	5,000,000	5,225,650
5.00%, 2/15/2022 (b)	545,000	629,938
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	4,890,000	5,721,007
Frisco, TX, General Obligation:
Series A, 5.00%, 2/15/2021	100,000	112,880
Series A, 5.00%, 2/15/2026	135,000	160,538
Garland, TX, Independent School District, General Obligation
5.00%, 2/15/2030 (b)	230,000	266,354
Grand Parkway, Transportation Corp. Revenue Series B, 5.00%, 4/1/2053	295,000	325,892
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	116,727
5.00%, 8/15/2026	160,000	186,382
5.00%, 8/15/2030	125,000	144,778
5.00%, 8/15/2032	105,000	121,381
5.00%, 8/15/2034	120,000	136,675
Series A, 5.00%, 10/1/2024	1,680,000	1,969,094
Series A, 5.00%, 10/1/2025	160,000	194,104
Series A, 5.00%, 8/15/2026	150,000	181,262
Series A, 5.00%, 10/1/2027	250,000	297,957
Series A, 5.00%, 10/1/2029	5,315,000	6,254,479
Series A, 5.00%, 10/1/2031	430,000	496,968
Series A, 5.00%, 10/1/2035	155,000	177,331
Series A, 5.00%, 8/15/2036	150,000	170,516
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	245,000	291,195
Series A, 5.00%, 8/15/2035	490,000	558,713
Series B, 5.00%, 8/15/2028	175,000	205,798
Series B, 5.00%, 8/15/2033	160,000	182,994
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2028	1,100,000	1,268,850
5.00%, 2/15/2032	1,000,000	1,144,010

5.00%, 2/15/2034	450,000	508,216
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	404,816
Series A, 5.00%, 3/1/2020	210,000	231,764
Series A, 5.00%, 3/1/2021	595,000	672,249
Series A, 5.00%, 3/1/2022	175,000	201,534
Series A, 5.00%, 3/1/2024	475,000	544,559
Series A, 5.00%, 3/1/2025	770,000	907,414
Series A, 5.00%, 3/1/2029	250,000	283,637
Series A, 5.00%, 3/1/2043	500,000	553,855
Houston, TX, Independent School District, General Obligation:
3.00%, 6/1/2039 (a) (b)	100,000	102,059
Series A, 5.00%, 2/15/2020 (b)	125,000	137,873
Series A, 5.00%, 2/15/2022 (b)	190,000	219,131
Series A, 5.00%, 2/15/2027 (b)	165,000	198,472
Series A, 5.00%, 2/15/2031 (b)	310,000	365,313
Series C, 4.00%, 2/15/2027	1,245,000	1,352,568
Series C, 5.00%, 2/15/2019	50,000	53,649
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	258,263
Series B, 5.00%, 11/15/2034	840,000	968,730
Series B, 5.00%, 11/15/2035	445,000	509,618
Series B, 5.00%, 11/15/2036	200,000	228,332
Series C, 4.00%, 5/15/2021	200,000	219,692
Series C, 5.00%, 5/15/2026	160,000	186,587
Series D, 5.00%, 11/15/2020	2,750,000	3,093,255
Series D, 5.00%, 11/15/2042	350,000	397,498
Series F, 5.00%, 11/15/2030	1,170,000	1,335,496
Judson Independent School District, General Obligation 5.00%, 2/1/2025 (b)	135,000	161,487
Katy, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2023 (b)	155,000	178,765
Series A, 5.00%, 8/1/2025 (b)	125,000	150,848
Series A, 5.00%, 2/15/2028 (b)	2,200,000	2,591,974
Series D, 5.00%, 2/15/2024 (b)	3,030,000	3,599,307
La Joya, TX, Independent School District, General Obligation
5.00%, 2/15/2031 (b)	3,320,000	3,934,864
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	2,500,000	2,680,525
Series A, 4.00%, 2/15/2029 (b)	1,625,000	1,777,295
Leander, TX, Independent School District, General Obligation:
Series A, Zero Coupon, 8/15/2034 (b)	3,045,000	1,535,106
Series A, 5.00%, 8/15/2040 (b)	160,000	181,981
Series D, Zero Coupon, 8/15/2040 (b)	415,000	144,424
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (b)	250,000	280,145
Series B, 5.00%, 8/15/2028	345,000	406,286
Lone Star, TX, College System, General Obligation:
Series B, 5.00%, 2/15/2024	225,000	268,229

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 2/15/2025	$165,000	$198,576
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	203,667
5.00%, 2/15/2024	200,000	236,454
Metropolitan St. Louis, MO, Transit Authority of Harris County Revenue:
5.00%, 11/1/2026	150,000	178,455
Series A, 5.00%, 11/1/2026	100,000	121,164
Midland County, TX, Fresh Water Supply District No. 1 Revenue
Series A, Zero Coupon, 9/15/2033	1,530,000	772,895
North East, Independent School District, General Obligation 4.00%, 8/1/2032 (b)	230,000	245,422
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	560,000	658,241
5.00%, 9/1/2027	200,000	237,856
5.00%, 9/1/2028	5,020,000	5,932,636
5.00%, 9/1/2029	1,340,000	1,528,270
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	197,668
4.00%, 8/15/2045 (b)	275,000	285,084
5.00%, 8/15/2029 (b)	125,000	142,153
Permanent University Fund — University of Texas System Revenue 5.00%, 7/1/2041	300,000	338,442
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,000,000	1,033,920
Series A, 5.00%, 2/15/2045 (b)	165,000	184,397
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	5,070,000	5,591,044
5.00%, 2/1/2022	150,000	173,273
5.00%, 2/1/2023	170,000	199,322
5.00%, 2/1/2024	125,000	148,625
5.00%, 2/1/2028	100,000	120,302
5.00%, 2/1/2031	100,000	117,757
5.00%, 2/1/2038	300,000	333,855
5.00%, 2/1/2043	475,000	525,920
5.25%, 2/1/2025	675,000	824,350
San Antonio, TX, General Obligation:
5.00%, 2/1/2019	500,000	535,735
5.00%, 2/1/2020	250,000	276,132
5.00%, 2/1/2021	400,000	453,084
5.00%, 2/1/2028	3,525,000	4,260,174
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	120,000	138,581
5.00%, 2/15/2023 (b)	2,030,000	2,379,891
5.00%, 2/15/2024 (b)	160,000	189,950
5.00%, 2/15/2027 (b)	170,000	201,890
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	709,310
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	275,000	305,209

Series A, 5.00%, 5/15/2029	115,000	136,541
Series A, 5.00%, 5/15/2030	500,000	589,665
Series C, 5.00%, 5/15/2026	150,000	180,789
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	523,832
Schertz-Cibolo-Universal City Independent School District, General Obligation:
4.00%, 2/1/2035 (b)	1,000,000	1,052,410
4.00%, 2/1/2036 (b)	110,000	115,352
Spring Independent School District, General Obligation 5.00%, 8/15/2022 (b)	200,000	232,674
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2025	150,000	179,960
5.00%, 3/1/2026	500,000	594,680
Texas, State A&M University Revenue:
Series B, 5.00%, 5/15/2024	2,000,000	2,357,340
Series D, 5.00%, 5/15/2024	160,000	188,587
Series D, 5.00%, 5/15/2026	140,000	164,044
Texas, State General Obligation:
5.00%, 4/1/2018	1,250,000	1,300,600
5.00%, 4/1/2020	650,000	721,090
5.00%, 10/1/2020	5,050,000	5,677,967
5.00%, 4/1/2023	3,400,000	3,920,404
5.00%, 10/1/2023	390,000	462,169
5.00%, 10/1/2024	2,000,000	2,399,980
5.00%, 4/1/2025	150,000	180,983
5.00%, 10/1/2025	430,000	510,049
5.00%, 10/1/2027	240,000	287,664
5.00%, 10/1/2032	1,500,000	1,786,110
5.00%, 4/1/2042	1,205,000	1,343,671
5.00%, 4/1/2043	1,450,000	1,657,350
5.00%, 4/1/2044	500,000	571,080
Series A, 4.00%, 10/1/2033	130,000	139,564
Series A, 5.00%, 10/1/2019	185,000	202,331
Series A, 5.00%, 10/1/2022	170,000	198,892
Series A, 5.00%, 10/1/2023	3,100,000	3,673,655
Series A, 5.00%, 10/1/2025	180,000	215,723
Series A, 5.00%, 10/1/2028	280,000	332,158
Series A, 5.00%, 10/1/2030	4,760,000	5,582,338
Series A, 5.00%, 10/1/2044	3,880,000	4,377,610
Series C, 4.00%, 8/1/2038	150,000	155,540
Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	1,300,000	1,358,474
5.00%, 10/1/2022	3,915,000	4,575,891
5.00%, 10/1/2024	245,000	293,809
5.00%, 10/1/2025	2,085,000	2,522,245
Series A, 5.00%, 4/1/2021	305,000	346,944
Series A, 5.00%, 4/1/2025	260,000	309,332
Series A, 5.00%, 10/1/2025	205,000	247,991
Series A, 5.00%, 10/1/2026	250,000	305,102
Texas, State Water Development Board Revenue:
5.00%, 4/15/2024	205,000	244,836

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 4/15/2027	$5,090,000	$6,206,288
5.00%, 10/15/2041	1,465,000	1,686,567
5.00%, 10/15/2046	760,000	871,576
Series A, 4.00%, 10/15/2033	2,000,000	2,107,880
Series A, 5.00%, 4/15/2027	395,000	475,122
Series A, 5.00%, 10/15/2031	500,000	586,240
Series A, 5.00%, 10/15/2040	270,000	308,399
Series A, 5.00%, 10/15/2045	3,965,000	4,512,963
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	100,000	120,029
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	140,980
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (b)	500,000	556,490
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	445,000	500,874
University of Houston, Revenue
Series A, 5.00%, 2/15/2022	35,000	39,284
University of North Texas Revenue:
Series A, 5.00%, 4/15/2027	1,250,000	1,508,400
Series A, 5.00%, 4/15/2045	250,000	279,382
University of Texas, Revenue:
5.00%, 3/15/2042	400,000	448,572
Series A, 5.00%, 3/15/2023	200,000	233,590
Series A, 5.00%, 3/15/2027	760,000	921,143
Series A, 5.00%, 3/15/2028	1,200,000	1,435,812
Series A, 5.00%, 8/15/2029	940,000	1,103,287
Series A, 5.00%, 3/15/2030	2,000,000	2,358,660
Series A, 5.00%, 3/15/2031	3,250,000	3,805,262
Series B, 2.25%, 8/15/2035 (a)	150,000	146,883
Series B, 2.50%, 8/15/2046 (a)	120,000	113,905
Series B, 5.00%, 8/15/2026	320,000	372,637
Series B, 5.00%, 8/15/2027	315,000	373,924
Series E, 5.00%, 8/15/2027	4,000,000	4,924,120
Series H, 5.00%, 8/15/2020	115,000	128,867
Series H, 5.00%, 8/15/2022	100,000	116,783
Series I, 5.00%, 8/15/2024	3,890,000	4,658,508
Via, TX, Metropolitan Transit Revenue
5.00%, 7/15/2028	450,000	542,700
Waco, TX, General Obligation:
5.00%, 2/1/2023	100,000	117,188
5.00%, 2/1/2024	125,000	148,538
Waxahachie, TX, Independent School District, General Obligation
4.00%, 8/15/2045 (b)	110,000	112,985

		264,490,149

UTAH — 0.0% (e)
Utah, State General Obligation
5.00%, 7/1/2019	400,000	434,492

VIRGINIA — 2.6%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	2,500,000	2,796,350

Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	5,000,000	5,925,550
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	562,185
Series A, 4.00%, 10/1/2034	875,000	941,421
Series A, 4.00%, 10/1/2036	300,000	320,379
Series A, 5.00%, 10/1/2025	170,000	204,913
Series A, 5.00%, 10/1/2027	515,000	592,240
Series A, 5.00%, 10/1/2030	225,000	257,274
Series A, 5.00%, 10/1/2032	100,000	117,637
Series B, 5.00%, 10/1/2022	220,000	258,524
Series B, 5.00%, 10/1/2025	200,000	244,806
Series C, 5.00%, 10/1/2018	1,600,000	1,696,064
Series C, 5.00%, 10/1/2020	100,000	112,617
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2026	130,000	149,764
Fairfax, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,527,510
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2036	135,000	125,574
Loudoun, VA, General Obligation
Series A, 5.00%, 12/1/2024	170,000	199,124
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	164,814
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2038	1,000,000	1,172,460
Series A, 5.00%, 6/1/2043	3,600,000	4,084,020
Series A, 5.00%, 4/1/2047	2,000,000	2,324,280
Series A-1, 4.00%, 4/1/2045	1,200,000	1,247,436
Series B, 5.00%, 4/1/2044	5,000,000	5,824,750
Virginia, Beach General Obligation
Series B, 5.00%, 9/15/2024	375,000	452,449
Virginia, Commonwealth Transportation Board Revenue:
5.00%, 5/15/2020	150,000	166,721
5.00%, 3/15/2022	150,000	173,686
5.00%, 3/15/2024	1,580,000	1,859,183
5.00%, 3/15/2025	2,500,000	3,015,725
5.00%, 9/15/2025	200,000	231,646
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2023	300,000	344,142
Series A, 5.00%, 2/1/2020	125,000	137,920
Series A, 5.00%, 2/1/2023	110,000	129,438
Series A, 5.00%, 2/1/2024	100,000	119,110
Series A, 5.00%, 2/1/2025	1,665,000	2,002,262
Series A, 5.00%, 9/1/2028	1,815,000	2,181,376
Series A, 5.00%, 2/1/2031	500,000	580,585
Series D, 5.00%, 2/1/2022	190,000	219,670
Series D, 5.00%, 2/1/2024	130,000	154,843
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	261,057
5.00%, 3/15/2021	100,000	113,520
5.00%, 5/15/2021	920,000	1,048,294

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Virginia, State General Obligation
Series B, 5.00%, 6/1/2018	$300,000	$314,175
Virginia, State Public Building Authority, Public Facilities Revenue
Series C, 5.00%, 8/1/2018	75,000	78,930
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2017	200,000	202,734
5.00%, 8/1/2025	175,000	212,816
5.00%, 8/1/2027	3,900,000	4,654,182
Series A, 5.00%, 8/1/2021	150,000	171,686
Series A, 5.00%, 8/1/2023	200,000	236,504
Series B, 5.00%, 8/1/2022	200,000	233,334
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 11/1/2032	300,000	347,986
5.00%, 11/1/2040	2,500,000	2,869,300
5.00%, 11/1/2045	160,000	182,986
Series B, 5.00%, 11/1/2023	100,000	115,218
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,697,325

		58,358,495

WASHINGTON — 4.5%
Central Puget Sound, WA, Regional Transit Authority Revenue:
5.00%, 11/1/2035	185,000	214,249
Series P-1, 5.00%, 2/1/2021	155,000	175,818
Series P-1, 5.00%, 2/1/2023	210,000	241,109
Series S-1, 5.00%, 11/1/2027	560,000	677,018
Series S-1, 5.00%, 11/1/2030	130,000	153,505
Series S-1, 5.00%, 11/1/2031	280,000	328,280
Series S-1, 5.00%, 11/1/2046	3,335,000	4,286,842
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	700,000	816,046
Series S-1, 5.00%, 11/1/2036	2,500,000	2,863,200
Series S-1, 5.00%, 11/1/2045	5,465,000	6,188,511
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2044	100,000	103,680
5.00%, 7/1/2026	3,200,000	3,631,633
5.00%, 7/1/2030	195,000	215,580
5.00%, 7/1/2038	125,000	141,758
5.00%, 7/1/2040	180,000	203,135
Series C, 5.00%, 7/1/2026	2,010,000	2,384,644
Series C, 5.00%, 7/1/2031	2,200,000	2,559,084
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	290,000	347,490
King County School District No 401 Highline, General Obligation 5.00%, 12/1/2030	700,000	830,130
King County School District No. 411 Issaquah, General Obligation 2.50%, 12/1/2022	100,000	104,021

King County School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	100,000	112,118
4.00%, 12/1/2030	2,500,000	2,717,575
5.00%, 12/1/2022	1,000,000	1,169,560
King County, WA, General Obligation:
5.00%, 6/1/2023	110,000	128,587
5.00%, 7/1/2025	100,000	120,691
5.00%, 7/1/2027	250,000	297,400
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	2,270,000	2,566,303
5.00%, 1/1/2052	320,000	345,856
Series A, 4.00%, 7/1/2035	3,265,000	3,381,887
Series B, 5.00%, 7/1/2039	3,995,000	4,470,485
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2039	830,000	944,158
5.25%, 12/1/2038	455,000	529,615
Pierce County, WA, Sewer Revenue:
4.00%, 8/1/2031	250,000	261,328
4.00%, 8/1/2035	250,000	258,098
4.00%, 8/1/2042	100,000	102,258
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 4/1/2033	775,000	818,749
4.00%, 9/1/2042	250,000	262,253
5.00%, 9/1/2024	200,000	229,512
Seattle, WA, General Obligation:
Series A, 5.00%, 6/1/2024	200,000	239,664
Series A, 5.00%, 6/1/2025	3,370,000	4,087,675
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	120,000	142,952
Seattle, WA, Water System Revenue:
4.00%, 8/1/2031	100,000	107,392
5.00%, 9/1/2021	125,000	143,583
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,396,228
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	110,000	130,240
Tacoma, WA, Electric System Revenue
Series A, 5.00%, 1/1/2020	1,365,000	1,501,991
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	245,000	288,274
Series A, 5.00%, 12/1/2032	360,000	420,944
University of Washington, Revenue:
5.00%, 4/1/2040	400,000	447,708
Series A, 4.00%, 12/1/2041	300,000	309,207
Series B, 5.00%, 6/1/2037	3,000,000	3,398,610
Series C, 4.00%, 7/1/2033	625,000	656,356
Washington, State General Obligation:
5.00%, 7/1/2026	115,000	133,254
5.00%, 7/1/2027	150,000	177,158
Series 201, 5.00%, 8/1/2040	6,000,000	6,778,680
Series A, 5.00%, 8/1/2018	1,160,000	1,221,410
Series A, 5.00%, 8/1/2027	115,000	133,169
Series A, 5.00%, 8/1/2033	2,100,000	2,378,922
Series A, 5.00%, 8/1/2034	525,000	593,103

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 8/1/2035	$350,000	$396,053
Series A-1, 5.00%, 8/1/2024	130,000	155,459
Series A-1, 5.00%, 8/1/2040	650,000	734,357
Series B, 5.00%, 7/1/2024	400,000	477,808
Series B, 5.00%, 8/1/2028	125,000	144,273
Series B, 5.00%, 7/1/2029	500,000	589,395
Series B, 5.00%, 7/1/2031	270,000	314,388
Series C, 5.00%, 2/1/2020	220,000	242,803
Series C, 5.00%, 2/1/2032	105,000	121,609
Series C, 5.00%, 2/1/2035	1,540,000	1,761,714
Series C, 5.00%, 2/1/2039	3,000,000	3,407,130
Series D, 3.00%, 2/1/2031	605,000	588,907
Series D, 4.00%, 2/1/2035	100,000	104,161
Series D, 5.00%, 2/1/2031	1,115,000	1,297,618
Series D, 5.00%, 2/1/2034	115,000	130,227
Series D, 5.00%, 2/1/2038	2,000,000	2,247,660
Series E, 5.00%, 2/1/2022	825,000	952,586
Series E, 5.00%, 2/1/2031	3,925,000	4,499,699
Series E, 5.00%, 2/1/2032	300,000	342,318
Series R-2012C, 5.00%, 7/1/2025	100,000	115,982
Series R-2013A, 5.00%, 7/1/2018	100,000	105,000
Series R-2013A, 5.00%, 7/1/2021	1,820,000	2,080,624
Series R-2013A, 5.00%, 7/1/2023	305,000	354,407
Series R-2015-C, 5.00%, 7/1/2030	660,000	766,847
Series R-2015E, 5.00%, 7/1/2018	1,500,000	1,575,000
Series R-2015E, 5.00%, 7/1/2033	3,395,000	3,888,429
Series R-H, 5.00%, 7/1/2030	2,145,000	2,492,254

		100,755,394

WEST VIRGINIA — 0.1%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	100,000	104,618
Series A, 5.00%, 6/1/2022	625,000	725,044
Series A, 5.00%, 11/1/2022	980,000	1,144,414
Series A, 5.00%, 6/1/2024	120,000	143,182
Series A, 5.00%, 6/1/2025	145,000	175,035

		2,292,293

WISCONSIN — 1.4%
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	220,666
Series N2, 4.00%, 3/1/2026	125,000	140,521
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	3,300,000	3,851,496
5.00%, 6/1/2030	1,750,000	2,037,455
5.00%, 6/1/2031	3,575,000	4,152,076
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2018	2,050,000	2,152,766
Series 1, 5.00%, 7/1/2022	300,000	325,590
Series 1, 5.00%, 7/1/2024	250,000	271,325
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	300,000	342,090
Series 1, 5.00%, 11/1/2027	215,000	255,102
Series 2-REF, 5.00%, 5/1/2021	350,000	399,105
Series 3, 5.00%, 11/1/2025	235,000	273,479
Series 4, 5.00%, 5/1/2025	145,000	173,733
Series 4, 5.00%, 5/1/2026	120,000	142,764
Series A, 4.00%, 5/1/2042	150,000	156,410

Series A, 5.00%, 5/1/2024	200,000	235,522
Series A, 5.00%, 5/1/2025	800,000	939,576
Series B, 4.00%, 5/1/2023	350,000	393,243
Series B, 5.00%, 5/1/2023	1,430,000	1,591,327
Series B, 5.00%, 5/1/2030	4,700,000	5,371,959
Series D, 4.00%, 5/1/2029	105,000	114,086
Series D, 5.00%, 5/1/2033	7,240,000	8,285,311

		31,825,602

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,209,921,387)		2,206,637,330

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g) (Cost $3,915,451)	3,915,451	3,915,451

TOTAL INVESTMENTS — 99.3% (Cost $2,213,836,838)		2,210,552,781
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		16,674,996

NET ASSETS — 100.0%		$2,227,227,777

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	2.67%
Assured Guaranty Municipal Corp.	0.44%

(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$15,224,481	$—	$15,224,481
Alaska	—	4,130,316	—	4,130,316
Arizona	—	42,153,034	—	42,153,034
Arkansas	—	6,118,255	—	6,118,255
California	—	436,532,421	—	436,532,421
Colorado	—	39,560,816	—	39,560,816
Connecticut	—	59,719,467	—	59,719,467
Delaware	—	9,580,113	—	9,580,113
District of Columbia	—	21,392,211	—	21,392,211
Florida	—	71,128,867	—	71,128,867
Georgia	—	52,415,591	—	52,415,591
Hawaii	—	26,264,116	—	26,264,116
Illinois	—	32,990,536	—	32,990,536
Indiana	—	10,892,469	—	10,892,469
Iowa	—	5,402,778	—	5,402,778
Kansas	—	11,284,909	—	11,284,909
Kentucky	—	6,403,920	—	6,403,920
Louisiana	—	18,989,255	—	18,989,255
Maine	—	1,557,157	—	1,557,157
Maryland	—	61,783,893	—	61,783,893
Massachusetts	—	109,026,719	—	109,026,719
Michigan	—	29,156,542	—	29,156,542
Minnesota	—	30,999,901	—	30,999,901
Mississippi	—	7,171,395	—	7,171,395
Missouri	—	15,394,145	—	15,394,145
Nebraska	—	8,713,704	—	8,713,704
Nevada	—	21,968,329	—	21,968,329
New Jersey	—	9,515,031	—	9,515,031
New Mexico	—	7,602,791	—	7,602,791
New York	—	383,601,943	—	383,601,943
North Carolina	—	29,429,938	—	29,429,938
Ohio	—	48,760,696	—	48,760,696
Oklahoma	—	4,096,455	—	4,096,455
Oregon	—	28,979,276	—	28,979,276
Pennsylvania	—	53,885,814	—	53,885,814
Rhode Island	—	4,373,273	—	4,373,273
South Carolina	—	1,975,217	—	1,975,217
South Dakota	—	1,501,017	—	1,501,017
Tennessee	—	18,804,114	—	18,804,114
Texas	—	264,490,149	—	264,490,149
Utah	—	434,492	—	434,492
Virginia	—	58,358,495	—	58,358,495
Washington	—	100,755,394	—	100,755,394
West Virginia	—	2,292,293	—	2,292,293
Wisconsin	—	31,825,602	—	31,825,602
Short-Term Investment	3,915,451	—	—	3,915,451

TOTAL INVESTMENTS	$3,915,451	$2,206,637,330	$—	$2,210,552,781

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	196,181,585	192,266,134	3,915,451	$3,915,451	$—

TOTAL		$—				$3,915,451	$—

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.7%
Alabama Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	$165,000	$181,794
Series B, 5.00%, 1/1/2021	120,000	135,821
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2018	4,800,000	5,052,816
Series A, 5.00%, 8/1/2019	2,855,000	3,108,181
Black Belt Energy Gas District, Revenue Series A, 4.00%, 7/1/2046 (a)	12,800,000	13,762,688

		22,241,300

ALASKA — 0.4%
Alaska, State General Obligation:
Series A, 4.00%, 8/1/2018	145,000	150,620
Series A, 5.00%, 8/1/2018	105,000	110,444
Series B, 5.00%, 8/1/2020	750,000	835,005
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	500,000	544,915
Series B, 5.00%, 9/1/2020	9,440,000	10,572,895

		12,213,879

ARIZONA — 2.1%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	136,775
Arizona, Phoenix Civic Improvement Corp., Sewer System Revenue 5.00%, 7/1/2019	170,000	184,462
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,283,248
5.00%, 7/1/2019	5,640,000	6,125,040
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	303,033
5.00%, 7/1/2020	2,835,000	3,166,582
Series B, 5.00%, 7/1/2018	175,000	183,773
Series B, 5.00%, 7/1/2019	5,030,000	5,461,423
Series B, 5.00%, 7/1/2021	200,000	228,728
Arizona, School Facilities Board Lease Revenue Series A, COPs, 5.00%, 9/1/2019	100,000	108,833
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,610,570
Arizona, State Transportation Board, Highway Revenue:
Series A, 3.50%, 7/1/2020	4,450,000	4,757,984
Series A, 5.00%, 7/1/2017	200,000	202,012
Series A, 5.00%, 7/1/2021	180,000	205,697
Chandler, AZ, General Obligation 3.00%, 7/1/2019	870,000	906,845
Maricopa County, AZ COPs, 3.00%, 7/1/2018	4,380,000	4,489,193
Maricopa County, AZ, Community College District, General Obligation:
3.00%, 7/1/2018	2,350,000	2,410,653

5.00%, 7/1/2021	250,000	285,800
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,740,000	1,830,132
5.25%, 7/1/2019	1,550,000	1,687,873
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	740,000	786,472
Phoenix, AZ, Civic Improvement Corp.:
5.00%, 7/1/2018	150,000	157,520
Series B, 5.00%, 7/1/2020	1,450,000	1,618,606
Phoenix, AZ, General Obligation:
4.00%, 7/1/2021	100,000	110,228
5.00%, 7/1/2019	635,000	689,019
Pima County, AZ, General Obligation
4.00%, 7/1/2021	6,000,000	6,587,760
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019	1,000,000	1,078,160
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	195,468
5.00%, 7/1/2021	2,000,000	2,285,520
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	10,984,410
State of Arizona COPs, 5.00%, 10/1/2021	6,000,000	6,849,420

		70,911,239

ARKANSAS — 0.3%
Arkansas, State General Obligation:
4.00%, 6/15/2020	7,125,000	7,727,276
5.00%, 4/1/2019	2,705,000	2,913,637
5.00%, 4/1/2020	100,000	110,937
5.00%, 6/15/2021	425,000	485,800

		11,237,650

CALIFORNIA — 17.6%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	714,539
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,224,360
5.00%, 3/1/2020	180,000	199,800
5.00%, 3/1/2021	185,000	210,981
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	800,000	899,384
Beverly Hills, CA, Unified School District, General Obligation:
2.00%, 8/1/2018	750,000	761,017
3.00%, 8/1/2019	2,000,000	2,089,700
3.00%, 8/1/2020	1,250,000	1,321,787
3.00%, 8/1/2021	3,000,000	3,200,610
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,263,204

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	$22,800,000	$25,718,400
5.00%, 10/1/2021	8,415,000	9,716,632
California Municipal Finance Authority Series A, 5.00%, 10/1/2020	195,000	219,603
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	81,056
Series C, 1.88%, 4/1/2047 (a)	27,940,000	28,209,062
Series C, 2.10%, 4/1/2045 (a)	13,000,000	13,055,510
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2020	905,000	1,011,464
Series B, 5.00%, 6/1/2021	100,000	114,657
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 4.00%, 12/1/2018	7,575,000	7,947,035
Series AW, 5.00%, 12/1/2021	2,010,000	2,331,057
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2018	410,000	427,942
Series N, 5.00%, 5/1/2020	155,000	172,761
Series O, 5.00%, 5/1/2021	1,920,000	2,198,400
California, State General Obligation: 3.00%, 9/1/2019	1,100,000	1,147,069
4.00%, 8/1/2017	250,000	252,615
4.00%, 12/1/2030 (a)	13,280,000	14,528,187
5.00%, 2/1/2018	150,000	155,100
5.00%, 8/1/2018	15,320,000	16,139,314
5.00%, 10/1/2018	2,715,000	2,877,601
5.00%, 11/1/2018	305,000	324,178
5.00%, 2/1/2019	325,000	348,290
5.00%, 8/1/2019	5,300,000	5,763,591
5.00%, 10/1/2019	615,000	672,134
5.00%, 11/1/2019	200,000	219,084
5.00%, 12/1/2019	19,695,000	21,628,655
5.00%, 2/1/2020	585,000	645,120
5.00%, 3/1/2020	120,000	132,655
5.00%, 8/1/2020	46,055,000	51,481,661
5.00%, 9/1/2020	100,000	112,037
5.00%, 10/1/2020	10,235,000	11,492,779
5.00%, 12/1/2020	205,000	231,127
5.00%, 3/1/2021	315,000	357,049
5.00%, 8/1/2021	10,050,000	11,498,406
5.00%, 9/1/2021	10,030,000	11,493,377
Series B, 5.00%, 9/1/2018	6,500,000	6,868,485
Series B, 5.00%, 9/1/2019	150,000	163,512
Series B, 5.00%, 9/1/2020	20,850,000	23,359,715
Series B, 5.00%, 8/1/2021	10,000,000	11,441,200
Series B, 5.00%, 9/1/2021	13,400,000	15,355,060
California, State University Revenue:
Series A, 4.00%, 11/1/2018	1,775,000	1,860,981
Series A, 4.00%, 11/1/2019	2,795,000	2,999,259
Series A, 4.00%, 11/1/2020	2,050,000	2,243,335
Series A, 5.00%, 11/1/2018	3,225,000	3,431,464
Series A, 5.00%, 11/1/2019	6,765,000	7,430,473
Series A, 5.00%, 11/1/2020	5,770,000	6,514,964

Series A, 5.00%, 11/1/2021	4,605,000	5,323,426
Cerritos, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2017	125,000	126,304
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	100,000	108,636
Series R1, 5.00%, 6/15/2019	12,185,000	13,237,297
Series R1, 5.00%, 6/15/2021	210,000	241,151
Contra Costa, CA, Transportation Authority Revenue Series B, 5.00%, 3/1/2019	250,000	268,875
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,006,656
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,755,000	3,004,631
Livermore Valley, CA, Unified School District, General Obligation 3.00%, 8/1/2018	5,255,000	5,397,568
Long Beach Community College District, General Obligation Series B, 4.00%, 8/1/2018	3,600,000	3,744,864
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,000,000	5,320,450
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	160,000	168,184
Series A, 5.00%, 7/1/2020	21,755,000	24,365,817
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.00%, 7/1/2018	2,040,000	2,144,081
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	12,130,366
Series C, 5.00%, 8/1/2019	200,000	218,074
Series C, 5.00%, 8/1/2020	3,000,000	3,365,970
Series I, 3.00%, 8/1/2019	2,800,000	2,924,908
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 3.00%, 7/1/2018	1,530,000	1,571,019
Series A, 5.00%, 7/1/2018	450,000	473,135
Series A, 5.00%, 7/1/2019	130,000	141,362
Series B, 5.00%, 7/1/2017	320,000	323,315
Series B, 5.00%, 7/1/2018	1,130,000	1,186,647
Series B, 5.00%, 12/1/2018	10,135,000	10,774,012
Los Angeles, CA, General Obligation Series B, 5.00%, 9/1/2019	120,000	131,140
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,392,140
Series A, 5.00%, 7/1/2017	425,000	429,348
Series A, 5.00%, 7/1/2018	1,285,000	1,349,751
Series A, 5.00%, 7/1/2019	3,415,000	3,713,471
Series A, 5.00%, 7/1/2020	10,000,000	11,193,300
Series B, 5.00%, 7/1/2019	2,500,000	2,719,075
Series C, 5.00%, 7/1/2018	1,100,000	1,155,429

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 7/1/2019	$7,725,000	$8,400,165
Series D, 5.00%, 7/1/2019	2,500,000	2,719,075
Series D, 5.00%, 7/1/2020	250,000	279,833
Los Angeles, CA, Wastewater System Revenue:
Series A, 4.00%, 6/1/2020	1,170,000	1,269,988
Series A, 5.00%, 6/1/2018	1,000,000	1,046,780
Series A, 5.00%, 6/1/2020	2,780,000	3,102,452
Series D, 5.00%, 6/1/2020	3,510,000	3,920,600
North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	150,000	159,981
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	3,854,130
Oakland-Alameda County, CA, Unified School District, General Obligation 5.00%, 8/1/2021	3,000,000	3,444,570
Orange County, CA, Sanitation District Wastewater Revenue Series B, 2.00%, 12/15/2018	9,950,000	10,130,493
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,514,690
Series D, 5.00%, 8/15/2021	2,375,000	2,727,854
Series X, 5.00%, 8/15/2019	120,000	130,847
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2020	1,500,000	1,672,380
Series A, 4.00%, 5/1/2018	300,000	309,933
Series S1, 3.00%, 5/1/2021	3,260,000	3,447,874
Series S1, 5.00%, 5/1/2021	11,680,000	13,263,925
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 9/1/2018	1,715,000	1,785,641
Series A, 5.00%, 9/1/2020	1,000,000	1,118,590
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,000,000	5,515,450
Series A, 5.00%, 5/15/2021	3,190,000	3,645,819
San Diego, CA, Unified School District, General Obligation:
Series E, 3.00%, 7/1/2017	425,000	427,287
Series R-3, 5.00%, 7/1/2019	3,525,000	3,829,771
San Francisco Unified School District, General Obligation:
5.00%, 6/15/2018	5,000,000	5,244,150
Series F&C, 5.00%, 6/15/2019	2,335,000	2,535,063
Series F&C, 5.00%, 6/15/2020	1,000,000	1,117,720
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	540,000	604,622
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	266,933
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2019	1,345,000	1,477,308

San Jose Evergreen Community College District, General Obligation
Series B, 5.00%, 9/1/2019	100,000	109,333
San Jose Financing Authority:
Series A, 5.00%, 6/1/2018	100,000	104,702
Series A, 5.00%, 6/1/2019	140,000	151,410
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,215,000	1,321,325
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	755,305
Series A, 5.00%, 6/1/2020	750,000	838,230
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,250,000	1,438,700
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,540,000	8,202,464
Series A, 5.00%, 7/1/2020	610,000	683,407
Series E, 5.00%, 7/1/2021	150,000	172,280
Southern California, State Public Power Authority Revenue Series A, 5.00%, 7/1/2017	350,000	353,539
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,894,704
University of California, Revenue:
Series A, 5.00%, 11/1/2020	100,000	112,911
Series AF, 4.00%, 5/15/2019	3,630,000	3,856,911
Series AF, 5.00%, 5/15/2017	250,000	251,175
Series AF, 5.00%, 5/15/2018	3,500,000	3,658,655
Series AO, 5.00%, 5/15/2020	5,025,000	5,609,608
Series AO, 5.00%, 5/15/2021	115,000	131,730
Series I, 5.00%, 5/15/2018	1,575,000	1,646,930
Series I, 5.00%, 5/15/2019	180,000	194,962
Series I, 5.00%, 5/15/2020	8,200,000	9,148,658

		595,508,703

COLORADO — 0.3%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,200,000	1,380,576
Colorado Springs, CO, Utilities System Revenue:
Series C-1, 5.00%, 11/15/2019	150,000	164,526
Series C-1, 5.00%, 11/15/2020	2,665,000	3,006,680
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	3,000,000	3,467,460
Series B, ETM, 4.00%, 12/1/2017	470,000	479,654
Eagle County School District No. Re50J, General Obligation
5.00%, 12/1/2021	1,200,000	1,385,232
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 5.00%, 4/1/2019	570,000	614,317
University of Colorado, Revenue 5.25%, 6/1/2036	100,000	115,444

		10,613,889

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CONNECTICUT — 4.3%
Connecticut, State Clean Water Fund — State Revolving Fund Series A, 5.00%, 3/1/2021	$3,010,000	$3,420,413
Connecticut, State General Obligation:
5.00%, 8/15/2021	7,500,000	8,441,700
Series A, 5.00%, 10/15/2017	535,000	546,722
Series A, 5.00%, 10/15/2018	3,920,000	4,146,066
Series A, 5.00%, 10/15/2021	1,750,000	1,974,560
Series A, 5.00%, 4/15/2022 (b)	2,790,000	3,161,433
Series B, 5.00%, 5/15/2021	9,780,000	10,956,827
Series C, 5.00%, 12/15/2017	150,000	154,278
Series C, 5.00%, 6/15/2018	5,810,000	6,075,924
Series C, 5.00%, 6/15/2020	1,375,000	1,515,470
Series E, 5.00%, 9/1/2019	7,500,000	8,127,075
Series E, 5.00%, 10/15/2020	5,035,000	5,592,425
Series F, 4.00%, 11/15/2017	125,000	127,394
Series F, 5.00%, 11/15/2019	11,575,000	12,614,666
Series F, 5.00%, 11/15/2020	300,000	333,747
Series H, 5.00%, 11/15/2020	1,040,000	1,156,990
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4-REMK, 1.20%, 7/1/2049 (a)	9,100,000	9,078,706
Series A-1, VRN, 1.00%, 7/1/2042 (a)	6,345,000	6,286,436
Series A-REF, 1.38%, 7/1/2035 (a)	5,200,000	5,212,012
Series U1-REMK, 1.00%, 7/1/2033 (a)	5,660,000	5,626,210
Series U2-REMK, 1.00%, 7/1/2033 (a)	4,830,000	4,801,165
Connecticut, State Special Tax Revenue:
5.00%, 8/1/2018	1,600,000	1,683,184
5.00%, 1/1/2020	1,720,000	1,882,850
5.00%, 8/1/2021	10,000,000	11,355,900
Series A, 5.00%, 8/1/2019	100,000	108,531
Series A, 5.00%, 10/1/2018	1,885,000	1,994,707
Series A, 5.00%, 8/1/2020	3,500,000	3,888,255
Series A, 5.00%, 8/1/2021	100,000	113,559
Series A, 5.00%, 9/1/2021	7,000,000	7,960,470
Series B, 5.00%, 8/1/2020	1,570,000	1,744,160
Series B, 5.00%, 9/1/2021	5,195,000	5,907,806
University of Connecticut, Revenue:
Series A, 4.00%, 3/15/2018	150,000	154,276
Series A, 4.00%, 1/15/2019	8,690,000	9,122,849

		145,266,766

DELAWARE — 0.3%
Delaware, State General Obligation:
5.00%, 3/1/2021	305,000	347,084
Series B, 5.00%, 7/1/2018	2,040,000	2,143,040
Series B, 5.00%, 2/1/2021	340,000	386,073
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,780,000	1,933,080
5.00%, 7/1/2020	1,350,000	1,509,260

5.00%, 7/1/2021	2,235,000	2,560,997

		8,879,534

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,525,000	2,817,042
Series A, 5.00%, 6/1/2021	1,955,000	2,237,282
Series D, 5.00%, 6/1/2018	750,000	784,905
Series D, 5.00%, 6/1/2019	100,000	108,351
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,621,409
Series A, 5.00%, 12/1/2019	1,550,000	1,703,047
Series A, 5.00%, 12/1/2020	2,810,000	3,167,067
District of Columbia, Revenue
Series A, 5.00%, 12/1/2017	500,000	513,930

		16,953,033

FLORIDA — 3.9%
Broward County, FL, General Obligation 4.00%, 1/1/2018	125,000	127,911
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2018	1,400,000	1,465,660
Series B, 5.00%, 6/1/2019	7,260,000	7,859,749
Series B, 5.00%, 6/1/2020	180,000	200,700
Series E, 5.00%, 6/1/2017	200,000	201,300
Series E, 5.00%, 6/1/2019	2,500,000	2,706,525
Series E, 5.00%, 6/1/2021	140,000	159,909
Series F, 5.00%, 6/1/2017	120,000	120,780
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	1,000,000	1,049,880
Series A, 5.00%, 7/1/2019	510,000	552,677
Series B, 5.00%, 7/1/2021	13,045,000	14,889,954
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	245,000	273,324
Series A, 5.00%, 7/1/2020	5,395,000	6,018,716
Series A, 5.00%, 7/1/2021	13,015,000	14,855,711
Florida, State Department of Environmental Protection, Preservation Revenue:
5.00%, 7/1/2019	150,000	162,760
Series B, 5.00%, 7/1/2017	400,000	404,024
Series B, 5.00%, 7/1/2018	535,000	561,750
Florida, State Department of Management Services Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,337,754
Florida, State General Obligation:
5.00%, 7/1/2019	500,000	542,650
5.00%, 7/1/2020	10,030,000	11,209,929
Series A, 5.00%, 6/1/2022	2,000,000	2,330,860
Series B, 5.00%, 6/1/2021	180,000	205,598
Series C, 5.00%, 6/1/2018	340,000	355,946
Series C, 5.00%, 6/1/2020	300,000	334,500
Florida, State Turnpike Authority Revenue:
Series B, 5.00%, 7/1/2018	13,040,000	13,687,045

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 7/1/2018	$10,400,000	$10,916,048
Series C, 5.00%, 7/1/2019	10,000,000	10,860,000
Jacksonville, FL, Revenue Series B, 5.00%, 10/1/2017	45,000	45,914
Jacksonville, FL, Special Tax Revenue Series C, 5.00%, 10/1/2020	575,000	645,035
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	125,000	131,966
Series A, 5.00%, 10/1/2019	1,780,000	1,942,621
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2018	1,200,000	1,271,316
Series A, 5.00%, 10/1/2019	145,000	158,210
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2019	125,000	135,373
Series A, 5.00%, 7/1/2021	3,510,000	4,001,786
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	136,388
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2021	3,055,000	3,450,622
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	100,000	105,943
Series A, 5.00%, 10/1/2021	3,070,000	3,517,514
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	2,035,000	2,130,441
Palm Beach County, School District Lease Revenue:
Series B, COPs, 5.00%, 8/1/2019	135,000	146,452
Series B, COPs, 5.00%, 8/1/2020	775,000	862,567
South Florida Water Management District:
COPs, 5.00%, 10/1/2019	125,000	136,194
COPs, 5.00%, 10/1/2020	2,000,000	2,234,180
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	132,390

		130,576,572

GEORGIA — 2.2%
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	160,000	180,059
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	7,420,000	8,377,032
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2018	3,000,000	3,151,170
Series A, 5.00%, 1/1/2020	2,510,000	2,768,329
Series A, 5.00%, 1/1/2021	2,575,000	2,918,531
Series A-1, 5.00%, 2/1/2022	2,610,000	3,025,460
Series C, 5.00%, 10/1/2020	3,025,000	3,406,664
Series C, 5.00%, 10/1/2021	10,000,000	11,528,000
Series J-1, 4.00%, 7/1/2017	500,000	503,880
Series J-2, 4.00%, 11/1/2017	700,000	712,803
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	1,000,000	1,070,910
5.00%, 2/1/2020	1,305,000	1,442,573

5.00%, 8/1/2020	250,000	280,237
5.00%, 2/1/2021	8,000,000	9,084,080
5.00%, 8/1/2021	5,000,000	5,745,450
5.00%, 2/1/2022	9,775,000	11,321,112
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	3,515,000	3,840,665
5.00%, 10/1/2021	6,000,000	6,888,660

		76,245,615

HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation:
Series B, 5.00%, 11/1/2018	150,000	159,336
Series B, 5.00%, 10/1/2019	3,000,000	3,282,600
Hawaii, State General Obligation:
Series EA, 4.00%, 12/1/2017	125,000	127,609
Series EF, 5.00%, 11/1/2018	17,505,000	18,594,511
Series EH, 5.00%, 8/1/2018	3,000,000	3,158,820
Series EH, 5.00%, 8/1/2019	150,000	163,302
Series EH, 5.00%, 8/1/2020	265,000	296,591
Series EO, 5.00%, 8/1/2019	3,000,000	3,266,040
Series EP, 5.00%, 8/1/2019	450,000	489,906
Series EY, 5.00%, 10/1/2020	6,840,000	7,690,554
Series EZ, 5.00%, 10/1/2020	5,000,000	5,621,750
Series FB, 5.00%, 4/1/2020	225,000	249,608
Series FB, 5.00%, 4/1/2021	5,000,000	5,685,500
Honolulu County, HI, Wastewater System Revenue Series B, 5.00%, 7/1/2018	1,045,000	1,097,125
Honolulu, HI, City & County, General Obligation Series B, 5.00%, 10/1/2018	150,000	158,890

		50,042,142

ILLINOIS — 1.0%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,178,800
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,027,480
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2018	105,000	108,815
4.00%, 1/1/2019	1,165,000	1,222,598
5.00%, 1/1/2019	1,655,000	1,765,240
5.00%, 7/1/2019	5,495,000	5,957,349
5.00%, 1/1/2020	285,000	313,358
5.00%, 1/1/2021	130,000	146,329
5.00%, 7/1/2021	1,500,000	1,706,850
Series A, 5.00%, 10/1/2019	1,020,000	1,112,392
Illinois, State Revenue:
Series A, 5.00%, 6/15/2021	8,825,000	9,884,882
Series C, 4.00%, 6/15/2021	2,625,000	2,835,157
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2018	2,675,000	2,791,871
5.00%, 6/15/2019	290,000	311,889
5.00%, 6/15/2020	3,040,000	3,341,598

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Illinois, State Toll Highway Authority Revenue:
Series B, 5.00%, 12/1/2017	$300,000	$307,959
Series B, 5.00%, 12/1/2018	455,000	483,792

		35,496,359

INDIANA — 0.4%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	420,697
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2024	715,000	753,145
5.00%, 2/1/2025	600,000	632,010
5.00%, 2/1/2027	1,425,000	1,614,682
Series B, 5.00%, 2/1/2019	1,000,000	1,071,660
Series B, 5.00%, 2/1/2021	2,895,000	3,284,985
Series C, 5.00%, 12/1/2021	3,510,000	4,050,119
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	474,008

		12,301,306

IOWA — 0.1%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2017	775,000	785,517
5.00%, 8/1/2018	100,000	105,199
5.00%, 8/1/2019	1,495,000	1,626,859
Iowa, State Revenue Series A, 5.00%, 6/1/2021	2,305,000	2,630,788

		5,148,363

KANSAS — 0.3%
Johnson County, Unified School District No. 233, General Obligation Series A, 5.00%, 9/1/2021	750,000	860,460
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	8,600,000	9,878,476
Series B, 5.00%, 9/1/2019	220,000	240,258
Series C, 5.00%, 9/1/2017	300,000	305,088
Series C, 5.00%, 9/1/2020	285,000	320,217
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	125,000	132,086

		11,736,585

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2018	100,000	104,949
Series A, 5.00%, 7/1/2019	1,045,000	1,128,579
Series A, 5.00%, 7/1/2021	3,000,000	3,397,890
Series B, 5.00%, 7/1/2018	860,000	902,562

		5,533,980

LOUISIANA — 0.4%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2017	500,000	501,510
Series A-1, 5.00%, 5/1/2018	2,045,000	2,131,565

Louisiana, State General Obligation:
Series A, 5.00%, 8/1/2018	4,940,000	5,203,549
Series C, 5.00%, 7/15/2018	2,000,000	2,099,720
Series C, 5.00%, 8/1/2019	2,530,000	2,745,227
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,080,680
Series A, 5.00%, 6/15/2020	120,000	133,289

		13,895,540

MAINE — 0.5%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2021	8,675,000	9,916,219
Series B, 5.00%, 6/1/2019	1,000,000	1,083,730
Series B, 5.00%, 6/1/2020	4,205,000	4,688,575

		15,688,524

MARYLAND — 5.1%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	211,886
5.00%, 4/1/2019	6,380,000	6,874,705
5.00%, 4/1/2020	12,750,000	14,156,325
Baltimore County, MD COPs, 5.00%, 10/1/2021	1,830,000	2,093,337
Baltimore County, MD, General Obligation:
5.00%, 8/1/2018	500,000	526,605
5.00%, 8/1/2019	100,000	108,940
5.00%, 2/1/2020	500,000	552,415
5.00%, 8/1/2021	2,000,000	2,296,380
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,213,700
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	342,561
Maryland Water Quality Financing Administration Revolving Loan Fund:
5.00%, 3/1/2018	100,000	103,698
5.00%, 3/1/2020	11,205,000	12,393,402
Maryland, State Department of Transportation:
3.00%, 6/1/2026	100,000	105,429
4.00%, 9/1/2021	5,000,000	5,537,650
5.00%, 6/1/2019	860,000	932,008
5.00%, 12/1/2019	110,000	121,043
5.00%, 2/1/2020	240,000	265,229
5.00%, 6/1/2020	155,000	172,927
5.00%, 12/15/2020	16,325,000	18,477,615
5.00%, 2/1/2021	1,615,000	1,832,557
Maryland, State Economic Development Corp. Lease Revenue:
5.00%, 6/1/2018	150,000	157,017
5.00%, 6/1/2020	110,000	122,036
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	109,334
4.50%, 8/1/2019	2,040,000	2,200,528
5.00%, 3/1/2018	17,665,000	18,321,431

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 8/1/2018	$2,615,000	$2,754,144
5.00%, 8/1/2020	4,180,000	4,685,571
5.00%, 6/1/2021	16,355,000	18,716,498
5.00%, 8/1/2021	100,000	114,864
Series A, 4.00%, 8/1/2019	625,000	667,031
Series A, 5.00%, 3/1/2019	2,200,000	2,364,362
Series A, 5.00%, 8/1/2019	760,000	828,499
Series A, 5.00%, 3/1/2020	1,000,000	1,108,180
Series A, 5.00%, 8/1/2020	130,000	145,724
Series A, 5.00%, 3/1/2021	12,935,000	14,714,468
Series A, 5.00%, 8/1/2021	1,425,000	1,636,812
Series A, 5.00%, 3/1/2024	100,000	113,553
Series B, 5.00%, 8/1/2020	150,000	168,143
Series B, 4.50%, 8/1/2019	3,170,000	3,419,447
Series B, 5.00%, 3/15/2019	3,300,000	3,551,559
Series C, 5.00%, 8/1/2019	485,000	528,713
Series E -REF, 5.00%, 8/1/2019	100,000	109,013
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2017	315,000	322,462
Series A, 5.00%, 11/1/2019	11,650,000	12,786,574
Series A, 5.00%, 11/1/2021	2,280,000	2,633,514
Series B, 5.00%, 11/1/2017	605,000	619,332
Series B, 5.00%, 11/1/2020	4,800,000	5,416,128
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,202,220
Series B, 3.00%, 3/1/2018	150,000	152,876
Series B, 4.00%, 3/1/2019	350,000	369,562
University System of Maryland, Revenue Series A, 5.00%, 4/1/2018	200,000	208,074
Washington, MD, Suburban Sanitary Commission, General Obligation 5.00%, 6/1/2020	2,585,000	2,884,834

		172,450,915

MASSACHUSETTS — 3.5%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	166,317
Series A, 5.00%, 4/1/2020	1,500,000	1,667,325
Massachusetts, Bay Transportation Authority Revenue Series A, 5.00%, 7/1/2020	390,000	435,614
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2018	440,000	456,707
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,251,115
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2018	285,000	300,205
5.00%, 8/1/2020	520,000	583,071
Series 12B, 5.00%, 8/1/2021	5,000,000	5,745,450
Series 16B, 5.00%, 8/1/2018	100,000	105,335
Series 17A, 5.00%, 2/1/2020	3,840,000	4,245,926
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2021	7,200,000	8,029,606

Series B, 5.00%, 6/15/2018	3,500,000	3,666,180
Massachusetts, State General Obligation:
Series A, 5.00%, 12/1/2017	450,000	462,240
Series A, 5.00%, 12/1/2018	7,000,000	7,459,690
Series A, 5.00%, 12/1/2019	320,000	351,773
Series A, 5.00%, 3/1/2021	10,135,000	11,508,597
Series A, 5.00%, 7/1/2021	5,000,000	5,720,450
Series A, 5.00%, 3/1/2022	1,555,000	1,800,270
Series C, 5.00%, 8/1/2019	10,000,000	10,884,400
Series C, 5.00%, 10/1/2021	10,000,000	11,499,800
Series D-1-R, VRN, 1.05%, 8/1/2043 (a)	750,000	742,185
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	10,395,000	11,948,845
Series B, 4.00%, 8/15/2020	110,000	119,774
Series B, 5.00%, 8/15/2019	1,840,000	2,004,073
Series B, 5.00%, 8/15/2020	3,315,000	3,718,203
Series C, 2.00%, 8/15/2018	760,000	770,967
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	275,000	306,534
Series A, 5.00%, 6/1/2018	9,235,000	9,667,013
Series A, 5.00%, 6/1/2021	2,280,000	2,606,222
University of Massachusetts, Building Authority Revenue Series 2, 5.00%, 11/1/2021	6,055,000	6,961,978

		118,185,865

MICHIGAN — 2.0%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,678,857
Michigan, State Building Authority Revenue:
Series I, 5.00%, 10/15/2018	1,000,000	1,059,550
Series I, 5.00%, 4/15/2019	270,000	290,717
Series I, 5.00%, 4/15/2020	4,665,000	5,168,447
Series I, 5.00%, 10/15/2021	1,500,000	1,709,910
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	2,745,000	2,906,433
5.00%, 1/1/2019	275,000	293,664
5.00%, 10/1/2019	240,000	262,358
5.00%, 10/1/2020	130,000	146,071
5.00%, 1/1/2021	15,025,000	16,327,667
5.00%, 10/1/2021	4,575,000	5,259,008
Series A, 4.00%, 1/1/2018	490,000	501,231
Series A, 5.00%, 5/1/2017	275,000	275,765
Series A, 5.00%, 1/1/2018	150,000	154,539
Series A, 5.00%, 5/1/2018	3,500,000	3,638,950
Series A, 5.00%, 7/1/2018	775,000	813,456
Series A, 5.00%, 7/1/2019	6,310,000	6,851,209
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	212,930
Series A, 5.00%, 12/1/2020	4,625,000	5,223,290
Series A, 5.00%, 12/1/2021	3,000,000	3,461,640
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2018	145,000	154,197
5.00%, 11/15/2019	4,035,000	4,424,660

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

University of Michigan, Revenue:
5.00%, 4/1/2020	$1,345,000	$1,493,354
Series A, 4.00%, 4/1/2019	1,500,000	1,586,865
Series A, 5.00%, 4/1/2020	1,715,000	1,904,165
Series A, 5.00%, 4/1/2021	1,020,000	1,160,270
Series A, 5.00%, 4/1/2022	1,270,000	1,473,606

		68,432,809

MINNESOTA — 1.4%
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	403,167
ETM, 5.00%, 8/1/2017	40,000	40,539
Series A, 5.00%, 8/1/2019	175,000	190,687
Series A, 5.00%, 8/1/2020	1,100,000	1,233,419
Series B, 4.00%, 8/1/2018	100,000	103,997
Series B, 5.00%, 8/1/2019	1,175,000	1,280,327
Series D, 5.00%, 10/1/2018	10,665,000	11,298,821
Series D, 5.00%, 10/1/2019	330,000	361,426
Series D, 5.00%, 8/1/2020	345,000	386,845
Series E, 3.00%, 8/1/2021	125,000	133,088
Series F, 5.00%, 10/1/2020	565,000	636,489
Minnesota, State Public Facilities Authority Series B, 3.00%, 3/1/2021	6,320,000	6,700,527
Minnesota, State Revenue, General Obligation:
Series A, 5.00%, 6/1/2020	155,000	172,723
Series D, 5.00%, 8/1/2021	10,265,000	11,786,170
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2020	5,000,000	5,519,750
Shakopee, MN, Independent School District No. 720 Series A, 5.00%, 2/1/2021	4,775,000	5,393,458
Western Minnesota Municipal Power Agency Series A, 4.00%, 1/1/2019	150,000	157,710

		45,799,143

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	880,000	938,309
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	514,870
Mississippi, State General Obligation Series F, 4.00%, 11/1/2018	2,525,000	2,643,271

		4,096,450

MISSOURI — 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	215,000	234,642
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,395,000	1,476,621

Jackson County, MO, State Revenue 5.00%, 12/1/2017	400,000	410,772
Missouri, State Board of Public Buildings, Special Obligation Series A, 4.00%, 10/1/2017	135,000	137,090
Missouri, State Environmental Improvement & Energy Resources Authority:
Series A, 5.00%, 1/1/2020	100,000	110,235
Series A, 5.00%, 1/1/2021	100,000	113,263
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	182,716
Series A, 5.00%, 5/1/2021	10,035,000	11,464,285
Series B, 5.00%, 5/1/2019	9,155,000	9,892,344
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	15,545,000	17,349,775
University of Missouri, Revenue Series A, 5.00%, 11/1/2019	670,000	734,474

		42,106,217

NEBRASKA — 0.8%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	17,515,000	18,971,022
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	475,000	509,038
Series B, 5.00%, 2/1/2020	1,100,000	1,212,728
Series B, 5.00%, 2/1/2021	5,155,000	5,822,676

		26,515,464

NEVADA — 1.1%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	476,574
Series A, 5.00%, 11/1/2017	500,000	511,935
Series A, 5.00%, 7/1/2018	130,000	136,484
Clark County, NV, Revenue 5.00%, 7/1/2020	185,000	206,075
Clark County, NV, Water Reclamation District, General Obligation
5.00%, 7/1/2021	9,170,000	10,479,109
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 3.00%, 6/1/2018	90,000	92,125
Series A, 5.00%, 6/1/2020	2,590,000	2,880,184
Series A, 5.00%, 6/1/2021	4,360,000	4,966,781
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	500,000	552,730
Series D, 5.00%, 4/1/2020	12,730,000	14,106,368
Nevada, State Highway Improvement Revenue:
4.00%, 12/1/2018	415,000	435,177
5.00%, 12/1/2020	425,000	479,328
Nevada, State Unemployment Compensation Fund, Special Revenue:
5.00%, 12/1/2017	460,000	472,540

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 6/1/2018	$2,710,000	$2,785,690

		38,581,100

NEW JERSEY — 0.5%
Bergen County, NJ, General Obligation:
3.00%, 10/15/2018	125,000	128,820
4.00%, 10/15/2019	7,000,000	7,502,880
5.00%, 10/15/2020	125,000	140,850
New Jersey, Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022 (b)	4,725,000	5,531,699
New Jersey, Environmental Infrastructure Trust Revenue Series A-R, 4.00%, 9/1/2018	1,565,000	1,631,027
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	555,000	598,029
Series J, 5.00%, 5/1/2020	165,000	182,642
Series J, 5.00%, 5/1/2021	125,000	141,743

		15,857,690

NEW MEXICO — 0.9%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,010,000	1,096,628
5.00%, 7/1/2021	255,000	291,628
Series A, 5.00%, 7/1/2018	125,000	131,219
Series A, 5.00%, 7/1/2019	1,475,000	1,601,511
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series B, 5.00%, 8/1/2017	100,000	101,328
Series B, 5.00%, 8/1/2019	3,910,000	4,247,316
New Mexico, State Finance Authority Revenue Series D, 5.00%, 6/1/2019	150,000	162,358
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Series A, VRN, 5.00%, 11/1/2039 (a)	10,190,000	10,969,229
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	8,270,000	8,684,575
Series A, 5.00%, 7/1/2021	1,000,000	1,144,090
Series A, 5.00%, 7/1/2022	110,000	119,383
Series B, 4.00%, 7/1/2019	515,000	547,460

		29,096,725

NEW YORK — 14.6%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	945,000	1,068,067
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	108,032
Series A, 5.00%, 5/1/2021	3,250,000	3,696,322
Metropolitan Transportation Authority:
Series A, 4.00%, 11/15/2018	320,000	335,565
Series A, 5.00%, 11/15/2019	120,000	131,816

Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,150,000	1,298,741
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,735,500
New York City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2021	2,190,000	2,520,142
Series A-1, 3.00%, 8/1/2018	100,000	102,700
Series A-1, 4.00%, 8/1/2019	1,200,000	1,278,708
Series A-1, 5.00%, 8/1/2017	250,000	253,385
Series A-1, 5.00%, 8/1/2019	1,275,000	1,387,761
Series A-1, 5.00%, 8/1/2020	1,125,000	1,258,729
Series B, 5.00%, 11/1/2018	195,000	207,199
Series B, 5.00%, 11/1/2019	360,000	394,736
Series B, 5.00%, 11/1/2020	130,000	146,396
Series B, 5.00%, 11/1/2021	165,000	189,874
Series C, 5.00%, 11/1/2018	440,000	467,526
Series C, 5.00%, 11/1/2019	15,300,000	16,776,297
Series C, 5.00%, 11/1/2020	8,305,000	9,352,427
Series D-1, 5.00%, 2/1/2019	1,885,000	2,019,721
Series E, 5.00%, 11/1/2019	150,000	164,474
Series E-1, 5.00%, 2/1/2020	400,000	441,460
Series F-1, 5.00%, 2/1/2019	1,885,000	2,019,721
Series F-1, 5.00%, 2/1/2021	4,155,000	4,703,086
Series F-1, 5.00%, 5/1/2024	1,650,000	1,721,841
Series H, 5.00%, 11/1/2018	5,000,000	5,312,800
Series I, 5.00%, 5/1/2021	145,000	165,097
Series I, ETM, 5.00%, 5/1/2018	675,000	704,389
New York Local Government Assistance Corp. Series A, 4.00%, 4/1/2021	360,000	396,191
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	124,109
Series A, 5.00%, 4/1/2020	125,000	138,554
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 4.00%, 7/15/2017	150,000	151,332
Series S-1, 5.00%, 7/15/2018	325,000	341,803
Series S-1, 5.00%, 7/15/2021	1,015,000	1,158,013
Series S-2, 5.00%, 7/15/2020	1,500,000	1,674,420
New York, NY, General Obligation:
Series 1, 5.00%, 8/1/2018	650,000	684,320
Series 1 REMK 06/18/15, 5.00%, 8/1/2020	10,000,000	11,164,400
Series A, 5.00%, 8/1/2017	500,000	506,770
Series A, 5.00%, 8/1/2018	16,065,000	16,913,232
Series A, 5.00%, 8/1/2019	6,395,000	6,952,836
Series A, 5.00%, 8/1/2020	870,000	971,303
Series A, 5.00%, 8/1/2021	640,000	730,797
Series A-1, 3.00%, 8/1/2020	5,345,000	5,621,604
Series A-1, 4.00%, 8/1/2020	10,525,000	11,410,152
Series A-1, 5.00%, 10/1/2020	5,620,000	6,302,493

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A-1, 5.00%, 8/1/2021	$3,150,000	$3,596,890
Series B, 4.00%, 8/1/2017	350,000	353,616
Series B, 4.00%, 8/1/2019	1,210,000	1,287,924
Series B, 5.00%, 8/1/2018	10,000,000	10,528,000
Series B, 5.00%, 8/1/2019	3,575,000	3,886,847
Series C, 5.00%, 8/1/2018	260,000	273,728
Series D, 5.00%, 8/1/2018	3,065,000	3,226,832
Series D, 5.00%, 8/1/2019	190,000	206,574
Series D-1, 5.00%, 10/1/2017	365,000	372,446
Series E, 5.00%, 8/1/2018	12,000,000	12,633,600
Series E, 5.00%, 8/1/2021	10,000,000	11,418,700
Series F, 5.00%, 8/1/2020	1,460,000	1,630,002
Series G, 5.00%, 8/1/2019	2,745,000	2,984,446
Series G-1, 5.00%, 4/1/2019	1,185,000	1,276,648
Series H, 5.00%, 8/1/2021	2,305,000	2,632,010
Series I, 5.00%, 8/1/2018	2,240,000	2,358,272
Series I, 5.00%, 8/1/2020	765,000	854,077
Series I, 5.00%, 3/1/2021	5,360,000	6,064,626
Series I, 5.00%, 8/1/2021	9,030,000	10,311,086
Series J, 5.00%, 8/1/2019	15,015,000	16,324,758
Series J, 5.00%, 8/1/2020	2,945,000	3,287,916
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
3.00%, 12/1/2018	235,000	242,736
4.00%, 12/1/2018	1,030,000	1,080,769
New York, NY, Sales Tax Asset Receivables Corp., Revenue
Series A, 5.00%, 10/15/2018	16,290,000	17,293,464
New York, State Convention Center Development Corp. Revenue:
3.00%, 11/15/2017	190,000	192,495
5.00%, 11/15/2018	130,000	138,267
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	194,563
Series A, 4.00%, 10/1/2017 (c)	380,000	385,958
Series A, 4.00%, 5/15/2018	1,090,000	1,126,896
Series A, 5.00%, 3/15/2018	4,935,000	5,128,650
Series A, 5.00%, 12/15/2018	195,000	208,276
Series A, 5.00%, 2/15/2019	170,000	182,473
Series A, 5.00%, 12/15/2019	355,000	390,756
Series A, 5.00%, 3/15/2020	230,000	255,139
Series A, 5.00%, 2/15/2021	430,000	487,285
Series A, 5.00%, 7/1/2021	2,590,000	2,943,742
Series A, 5.00%, 12/15/2021	1,800,000	2,076,552
Series B, 5.00%, 3/15/2021	100,000	113,561
Series B, 5.00%, 10/1/2020	2,790,000	3,142,014
Series C, 5.00%, 3/15/2020	540,000	598,190
Series E, 5.00%, 2/15/2018	415,000	429,886
Series E, 5.00%, 3/15/2021	200,000	227,122
Series F, 5.00%, 10/1/2017 (c)	305,000	311,268
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	4,076,328
Series A, 5.00%, 7/1/2020	1,325,000	1,476,394
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 12/15/2020	485,000	548,016

Series B, 5.00%, 3/15/2020	215,000	238,168
Series C, 5.00%, 3/15/2019	365,000	392,528
Series D, 5.00%, 2/15/2020	615,000	679,612
Series D, 5.00%, 2/15/2021	5,000,000	5,666,100
Series D, 5.00%, 2/15/2022	12,750,000	14,730,585
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,020,000	3,133,643
Series A, 5.00%, 3/15/2018	15,250,000	15,848,410
Series A, 5.00%, 3/15/2019	5,375,000	5,783,608
Series A, 5.00%, 3/15/2020	7,510,000	8,330,843
Series A, 5.00%, 3/15/2021	22,090,000	25,131,130
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	400,000	415,696
Series A, 5.00%, 3/15/2020	5,270,000	5,837,895
Series A, ETM, 5.00%, 2/15/2018	5,000	5,175
Series B, 5.00%, 3/15/2019	895,000	962,501
Series D, 4.00%, 2/15/2019	280,000	295,394
Series E, 5.00%, 2/15/2019	3,165,000	3,397,216
Series E, 5.00%, 8/15/2019	495,000	539,500
Series E, 5.00%, 2/15/2020	4,825,000	5,331,914
Series E, ETM, 5.00%, 2/15/2018	5,000	5,168
New York, State Environmental Facilities Corp.:
5.00%, 6/15/2020	430,000	479,902
5.00%, 6/15/2021	3,050,000	3,494,385
Series A, 5.00%, 6/15/2021	375,000	429,638
Series A, 5.00%, 6/15/2020	1,295,000	1,445,285
Series A, 5.00%, 6/15/2022 (b)	5,800,000	6,778,170
New York, State General Obligation:
Series C, 5.00%, 4/15/2018	6,150,000	6,409,284
Series C, 5.00%, 4/15/2019	2,530,000	2,732,096
Series C, 5.00%, 4/15/2020	8,485,000	9,454,326
Series E, 5.00%, 12/15/2019	325,000	358,371
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	1,620,000	1,683,569
Series A, 5.00%, 3/15/2019	280,000	301,118
Series A, 5.00%, 3/15/2020	2,055,000	2,276,447
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2020	15,000,000	16,616,400
Series A-, 5.00%, 3/15/2021	10,030,000	11,390,168
Series A-1, 5.00%, 3/15/2020	300,000	332,328
Series C, 5.00%, 3/15/2019	15,000,000	16,131,300
Series D, 5.00%, 3/15/2020	140,000	155,086
Series D, 5.00%, 3/15/2021	6,000,000	6,813,660
Series E, 5.00%, 3/15/2020	125,000	138,470
Port Authority of New York & New Jersey:
Series 179, 5.00%, 12/1/2018	115,000	122,258
Series 189, 5.00%, 5/1/2019	10,995,000	11,871,082
Series 189, 5.00%, 5/1/2020	3,380,000	3,756,498
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 1/1/2020	105,000	115,777
Series B, 4.00%, 11/15/2020	2,345,000	2,565,876
Series B, 5.00%, 11/15/2018	250,000	265,858

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 11/15/2020	$19,510,000	$22,033,423
Series B, 5.00%, 11/15/2021	1,200,000	1,383,528
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2020	495,000	518,567
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,406,110

		495,148,705

NORTH CAROLINA — 2.3%
Buncombe County, NC, Revenue Series A, 5.00%, 6/1/2019	710,000	767,865
Charlotte, NC Series C COPs, 5.00%, 12/1/2018	1,000,000	1,064,650
Charlotte, NC, General Obligation:
Series A, 5.00%, 7/1/2018	160,000	168,062
Series A, 5.00%, 7/1/2019	175,000	190,130
Series A, 5.00%, 7/1/2020	500,000	559,325
Series B, 5.00%, 7/1/2017	200,000	202,022
Guilford County, NC, General Obligation:
Series A, 5.00%, 2/1/2021	4,035,000	4,581,783
Series C, 5.00%, 10/1/2018	4,765,000	5,049,613
Mecklenburg County, NC, General Obligation Series C, 5.00%, 12/1/2019	500,000	550,195
North Carolina, Municipal Power Agency No. 1 Series A, ETM, 4.00%, 1/1/2019	355,000	372,995
North Carolina, Revenue:
Series B, 5.00%, 11/1/2020	150,000	168,806
Series C, 5.00%, 5/1/2020	150,000	166,613
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	320,000	361,315
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2019	3,250,000	3,522,122
Series A, 5.00%, 6/1/2018	7,630,000	7,988,763
Series C, 3.75%, 5/1/2019	125,000	131,900
Series C, 5.00%, 5/1/2019	285,000	307,586
Series D, 3.00%, 6/1/2019	6,185,000	6,440,008
Series D, 4.00%, 6/1/2021	10,000,000	11,041,700
Series E, 5.00%, 5/1/2018	2,900,000	3,026,904
Series E, 5.00%, 5/1/2019	15,405,000	16,648,954
Series E, 5.00%, 5/1/2020	8,525,000	9,488,240
Wake County, NC, Revenue Series A, 5.00%, 12/1/2021	3,340,000	3,860,439

		76,659,990

OHIO — 2.7%
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	307,629
Series 2012-3, 5.00%, 8/15/2018	320,000	337,571
Series A, 5.00%, 7/1/2017	110,000	111,112
Series A, 5.00%, 2/15/2018	500,000	517,760
Cuyahoga County, OH:
COPs, 5.00%, 12/1/2017	400,000	410,772
COPs, 5.00%, 12/1/2018	2,270,000	2,415,189

COPs, 5.00%, 12/1/2019	2,670,000	2,909,419
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2017	190,000	195,155
Series A, 5.00%, 12/1/2019	1,660,000	1,821,618
Ohio Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	110,000	119,063
Series A, 5.00%, 12/1/2019	1,500,000	1,648,110
Ohio Water Development Authority Water Pollution Control Loan Fund
Series B, 5.00%, 12/1/2020	220,000	248,292
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	7,163,783
Series 2016-1 GARVEE, 5.00%, 12/15/2021	2,500,000	2,875,550
Series A, 4.00%, 5/1/2021	10,290,000	11,315,295
Series A, 5.00%, 2/1/2019	105,000	112,524
Series A, 5.00%, 9/15/2019	2,975,000	3,251,794
Series A, 5.00%, 9/15/2020	780,000	876,899
Series A, 5.00%, 2/1/2021	100,000	113,231
Series A, 5.00%, 9/15/2021	7,575,000	8,700,190
Series A, 5.00%, 3/15/2022	5,520,000	6,394,534
Series B, 5.00%, 8/1/2019	140,000	152,449
Series B, 5.00%, 9/15/2019	20,000	21,861
Series B, 5.00%, 8/1/2021	2,150,000	2,462,782
Series C, 2.00%, 11/1/2018	6,765,000	6,868,099
Series C, 3.00%, 11/1/2020	11,385,000	12,046,127
Series C, 4.00%, 11/1/2021	1,575,000	1,743,210
Series C, 5.00%, 9/15/2020	5,085,000	5,716,709
Series R, 5.00%, 5/1/2017	355,000	356,083
Series R, 5.00%, 5/1/2019	2,075,000	2,241,664
Series S, 5.00%, 5/1/2021	2,260,000	2,574,185
Ohio, State Higher Education Authority General Obligation Series C, 5.00%, 8/1/2018	100,000	105,321
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	112,646
Series 1, 4.00%, 12/15/2019	125,000	134,009
Series 1, 5.00%, 12/15/2020	1,560,000	1,757,278
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	3,026,312
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B, 5.00%, 12/1/2018	425,000	452,982

		91,617,207

OKLAHOMA — 0.0% (d)
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue:
5.00%, 7/1/2018	1,180,000	1,238,552
5.00%, 7/1/2019	125,000	135,662

		1,374,214

OREGON — 1.1%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine General Obligation Series B, 4.00%, 6/15/2019	125,000	132,584

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Metro/OR, General Obligation Series A, 5.00%, 6/1/2020	$125,000	$139,210
Multnomah County, OR, State School District No. 1 General Obligation Series B, 5.00%, 6/15/2018	2,000,000	2,095,700
Oregon, Health & Science University Revenue Series A, 3.00%, 7/1/2019	150,000	155,439
Oregon, State Department of Administration Services, Lottery Revenue Series B, 5.00%, 4/1/2018	275,000	286,187
Oregon, State Department of Authority Services Lottery Revenue Series D, 5.00%, 4/1/2020	550,000	609,636
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2018	1,020,000	1,085,882
Oregon, State General Obligation:
Series D, 4.00%, 5/1/2021	6,085,000	6,696,360
Series F, 5.00%, 5/1/2018	1,450,000	1,513,771
Series F, 5.00%, 5/1/2020	1,185,000	1,317,756
Series I, 5.00%, 5/1/2018	1,900,000	1,983,562
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2018	110,000	115,184
Series A, 5.00%, 8/1/2018	150,000	157,962
Series A, 5.00%, 6/1/2019	100,000	108,261
Series A, 5.00%, 10/1/2019	160,000	174,989
Series A, 5.00%, 4/1/2020	9,205,000	10,223,165
Series A, 5.00%, 6/1/2021	9,290,000	10,615,218
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,381,211

		38,792,077

PENNSYLVANIA — 2.9%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	275,000	299,035
5.00%, 7/1/2020	1,650,000	1,791,141
Series A, 4.00%, 1/1/2018	145,000	148,377
Series A, 4.00%, 1/1/2019	1,035,000	1,087,640
Series A, 5.00%, 7/1/2018	17,995,000	18,901,768
Series A, 5.00%, 7/1/2019	7,330,000	7,960,380
Pennsylvania, State General Obligation:
5.00%, 11/15/2017	510,000	522,867
5.00%, 3/15/2018	315,000	326,964
5.00%, 6/1/2018	1,435,000	1,500,594
5.00%, 6/15/2018	1,500,000	1,570,860
5.00%, 7/1/2018	5,495,000	5,764,200
5.00%, 10/15/2018	105,000	111,253
5.00%, 11/15/2018	150,000	159,365
5.00%, 3/15/2019	8,500,000	9,106,985
5.00%, 10/15/2019	5,650,000	6,157,822

5.00%, 7/1/2021	10,100,000	11,426,332
5.00%, 9/15/2021	15,000,000	17,041,200
Series REF, 5.00%, 7/1/2019	275,000	297,184
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series AN, 5.00%, 6/15/2018	275,000	288,024
Series AN, 5.00%, 6/15/2020	9,475,000	10,505,406
Series AN, 5.00%, 6/15/2017	425,000	428,413
Series AQ, 5.00%, 6/15/2019	2,410,000	2,606,078
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,575,612

		99,577,500

RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp., Revenue:
5.00%, 9/1/2021	2,830,000	3,245,501
Series A, 4.00%, 5/15/2021	3,070,000	3,331,349
Rhode Island, State & Providence Plantations, General Obligation
Series C, 5.00%, 8/1/2018	1,000,000	1,052,120
Rhode Island, State General Obligation:
5.00%, 11/1/2018	115,000	122,045
5.00%, 8/1/2019	260,000	282,243
Series C, 5.00%, 8/1/2017	550,000	557,375

		8,590,633

SOUTH CAROLINA — 0.8%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	8,925,000	9,876,940
Series A, 5.00%, 3/1/2021	200,000	227,188
Charleston Educational Excellence Finance Corp. 5.00%, 12/1/2019	100,000	109,598
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,053,578
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	8,425,000	9,570,295
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,950,243

		25,787,842

TENNESSEE — 1.2%
Knoxville, TN, General Obligation 5.00%, 5/1/2021	2,710,000	3,084,441
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2018	3,150,000	3,341,961
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,000,000	5,576,350
Series A, 5.00%, 1/1/2021	155,000	175,073
Series C, 5.00%, 7/1/2018	1,940,000	2,037,504
Shelby County, TN, General Obligation:
Series A, 4.00%, 3/1/2018	240,000	246,782

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 3/1/2021	$150,000	$164,711
Series A, 5.00%, 4/1/2018	1,475,000	1,534,856
Series A, 5.00%, 3/1/2021	1,525,000	1,732,308
Tennessee, State General Obligation Series A, 5.00%, 8/1/2021	13,355,000	15,340,087
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	318,816
5.00%, 11/1/2019	3,150,000	3,453,124
Series B, 5.00%, 11/1/2019	165,000	180,878
Series B, 5.00%, 11/1/2020	3,025,000	3,407,632

		40,594,523

TEXAS — 10.2%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	1,860,000	2,101,056
Alvin, TX, Independent School District, General Obligation:
Series B, 3.00%, 2/15/2033 (a) (c)	1,050,000	1,080,429
Series C, 3.00%, 2/15/2020 (c)	3,750,000	3,925,200
Series C, 5.00%, 2/15/2021 (c)	2,400,000	2,714,904
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,800,000	3,139,024
5.00%, 9/1/2021	1,350,000	1,549,449
Austin, TX, Independent School District, General Obligation Series B, 5.00%, 8/1/2019	3,635,000	3,946,847
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,605,000	1,806,540
City of San Antonio TX Electric & Gas Systems Revenue 5.00%, 2/1/2020	300,000	331,185
Comal, TX, Independent School District, General Obligation Series A, 5.00%, 2/1/2021 (c)	1,835,000	2,069,036
County of Dallas, TX, General Obligation:
5.00%, 8/15/2019	510,000	557,481
5.00%, 8/15/2021	5,000,000	5,713,250
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Series C, 5.00%, 2/15/2020 (c)	1,310,000	1,443,725
Series C, 5.00%, 2/15/2021 (c)	310,000	350,675
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2020	3,025,000	3,405,938
Series B, 5.00%, 12/1/2021	2,750,000	3,157,165
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2019	3,105,000	3,405,595
Dallas, TX, General Obligation:
5.00%, 2/15/2018	5,810,000	5,995,455
5.00%, 2/15/2020	7,850,000	8,538,131
5.00%, 2/15/2021	4,125,000	4,559,858
Series A, 5.00%, 2/15/2018	300,000	309,576
Series A, 5.00%, 2/15/2019	1,100,000	1,167,034
Series A, ETM, 5.00%, 2/15/2018	5,000	5,173

Dallas, TX, Independent School District, General Obligation 5.00%, 8/15/2018 (c)	5,715,000	6,028,011
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	177,010
Series A, 5.00%, 2/15/2021	3,640,000	4,108,832
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (c)	3,350,000	3,832,433
Harris County, TX, General Obligation:
5.00%, 8/15/2020	750,000	839,648
Series A, 5.00%, 10/1/2019	2,280,000	2,491,812
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue 5.00%, 11/1/2020	160,000	180,059
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2020	135,000	151,296
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2018	2,700,000	2,799,846
Series A, 5.00%, 3/1/2019	710,000	760,808
Series A, 5.00%, 3/1/2020	4,470,000	4,933,271
Series A, 5.00%, 3/1/2021	9,025,000	10,196,716
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	625,000	670,131
5.00%, 2/15/2020 (c)	14,695,000	16,208,291
Series A, 5.00%, 2/15/2018 (c)	150,000	155,315
Series A, 5.00%, 2/15/2020 (c)	270,000	297,805
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,792,896
Series C, 5.00%, 2/15/2019	380,000	407,732
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	4,903,830
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2018	230,000	244,511
Series D, 5.00%, 11/15/2017	480,000	492,144
Series D, 5.00%, 11/15/2019	100,000	109,630
Katy, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2020 (c)	3,000,000	3,312,510
Series A, 5.00%, 2/15/2021 (c)	200,000	226,242
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (c)	2,815,000	3,099,878
Lewisville, TX, Independent School District, General Obligation Series A, 4.00%, 8/15/2018 (c)	200,000	208,256
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,245,000	3,535,687
5.00%, 9/1/2020	140,000	156,702
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a) (c)	9,090,000	9,105,544
2.00%, 8/1/2044 (a) (c)	19,015,000	19,222,263
5.00%, 8/1/2018 (c)	10,125,000	10,663,751

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 8/1/2021 (c)	$1,335,000	$1,523,195
Series A, 5.00%, 8/1/2018 (c)	300,000	315,963
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (c)	2,120,000	2,398,165
Plano, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (c)	6,290,000	7,260,736
Series B, 5.00%, 2/15/2020 (c)	11,000,000	12,142,570
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	198,222
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	700,000	750,547
5.00%, 2/15/2020 (c)	375,000	414,064
5.00%, 2/15/2021 (c)	2,895,000	3,279,514
San Antonio, TX, Electric & Gas Revenue:
2.25%, 2/1/2033 (a)	7,500,000	7,649,775
5.00%, 2/1/2019	13,795,000	14,775,687
5.00%, 2/1/2020	430,000	474,191
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	200,000	206,768
5.00%, 2/1/2019	1,340,000	1,435,770
5.00%, 2/1/2021	100,000	113,351
5.00%, 2/1/2022	4,000,000	4,618,600
San Antonio, TX, Water Revenue:
Series A, 5.00%, 5/15/2019	2,225,000	2,403,133
Series A, 5.00%, 5/15/2020	1,125,000	1,248,581
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	335,562
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (c)	2,075,000	2,318,667
Texas Water Development Board:
Series A, 4.00%, 4/15/2020	2,350,000	2,536,308
Series A, 5.00%, 10/15/2020	2,000,000	2,246,980
Texas, State General Obligation:
5.00%, 10/1/2018	200,000	211,916
5.00%, 4/1/2019	620,000	667,567
5.00%, 4/1/2020	160,000	177,499
5.00%, 4/1/2021	7,805,000	8,884,822
5.00%, 10/1/2021	3,070,000	3,531,881
Series A, 4.00%, 10/1/2021	7,125,000	7,888,942
Series A, 5.00%, 10/1/2019	5,000,000	5,468,400
Series A, 5.00%, 4/1/2020	310,000	343,905
Series A, 5.00%, 10/1/2021	1,630,000	1,875,233
Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	1,175,000	1,227,852
5.00%, 10/1/2021	2,050,000	2,356,495
Series A, 3.00%, 10/1/2021	3,000,000	3,189,270
Series A, 5.00%, 4/1/2019	6,445,000	6,938,107
Series A, 5.00%, 10/1/2019	5,000,000	5,467,100
Series A, 5.00%, 4/1/2020	4,790,000	5,312,397
Series A, 5.00%, 4/1/2021	175,000	199,066
Series A, 5.00%, 10/1/2021	4,000,000	4,598,040

Series B, VRN, 4.00%, 4/1/2026 (a)	3,010,000	3,292,970
Texas, State University System Revenue Series A, 5.00%, 3/15/2022	865,000	994,491
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	250,000	272,050
5.00%, 8/1/2020	275,000	307,307
University of North Texas, Revenue Series A, 5.00%, 4/15/2020	1,685,000	1,861,032
University of Texas, Revenue:
SER J, 5.00%, 8/15/2019	7,625,000	8,316,130
SER J, 5.00%, 8/15/2020	3,015,000	3,378,549
Series A, 5.00%, 7/1/2018	215,000	225,724
Series C, 5.00%, 8/15/2021	5,000,000	5,740,550
Series H, 5.00%, 8/15/2018	4,550,000	4,799,840
Series H, 5.00%, 8/15/2020	2,875,000	3,221,667
Series H, 5.00%, 8/15/2021	2,500,000	2,870,275
Series I, 5.00%, 8/15/2021	7,055,000	8,099,916

		345,950,928

UTAH — 0.1%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,764,430
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	178,355

		2,942,785

VIRGINIA — 2.9%
City of Norfolk, VA, General Obligation Series A, 5.00%, 10/1/2018	4,000,000	4,238,920
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue:
5.00%, 4/1/2021	6,360,000	7,216,120
Series A, 5.00%, 10/1/2019	2,175,000	2,373,708
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2017	810,000	822,741
Series A, 4.00%, 10/1/2020	10,355,000	11,305,589
Series A, 5.00%, 10/1/2018	3,000,000	3,178,740
Series A, 5.00%, 10/1/2019	1,000,000	1,094,970
Series A, 5.00%, 10/1/2021	14,360,000	16,554,208
Series C, 5.00%, 10/1/2018	600,000	636,024
Series C, 5.00%, 10/1/2020	750,000	844,627
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,307,020
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	180,000	198,605
Series A, 5.00%, 9/1/2018	2,600,000	2,747,394
Series A, 5.00%, 2/1/2020	6,345,000	7,000,819
Series A, 5.00%, 9/1/2020	1,025,000	1,147,651

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Virginia, State Commonwealth Transportation Board:
5.00%, 9/15/2017	$150,000	$152,816
5.00%, 9/15/2018	2,210,000	2,338,755
5.00%, 3/15/2021	1,090,000	1,237,368
5.00%, 5/15/2021	4,320,000	4,922,424
Series A, 5.00%, 9/15/2019	1,000,000	1,091,520
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2021	5,000,000	5,724,100
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 9/15/2020	2,940,000	3,295,740
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	6,515,000	6,856,386
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2018	1,000,000	1,052,670
Series A, 4.00%, 8/1/2018	7,765,000	8,072,261
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,060,040

		98,471,216

WASHINGTON — 3.8%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	160,000	181,490
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	108,961
5.00%, 7/1/2021	6,695,000	7,653,724
Series A, 5.00%, 7/1/2018	1,395,000	1,464,750
Series A, 5.00%, 7/1/2017	135,000	136,351
King County, WA, School District No. 414, General Obligation 5.00%, 12/1/2021	6,010,000	6,911,440
Pierce County, WA, School District No. 10, General Obligation:
4.00%, 12/1/2017	155,000	158,195
5.00%, 12/1/2019	100,000	109,929
5.00%, 12/1/2020	3,500,000	3,950,100
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,230,000
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2018	5,715,000	6,034,869
Series A, 5.00%, 6/1/2018	260,000	272,100
Series B, 5.00%, 4/1/2021	10,825,000	12,309,107
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	2,095,000	2,388,928
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	110,000	117,149
Washington, State General Obligation:
4.00%, 7/1/2019	19,620,000	20,870,186
COPs, 5.00%, 7/1/2020	11,400,000	12,656,622

Series 2016A, 5.00%, 7/1/2021	7,475,000	8,545,420
Series A, 5.00%, 7/1/2018	750,000	787,500
Series B, 5.00%, 8/1/2021	1,000,000	1,145,480
Series D, 5.00%, 2/1/2022	2,240,000	2,586,416
Series E, 5.00%, 2/1/2021	350,000	396,309
Series R-2012C, 4.00%, 7/1/2021	100,000	110,228
Series R-2013A, 5.00%, 7/1/2020	1,025,000	1,144,535
Series R-2015, 5.00%, 7/1/2019	4,325,000	4,695,955
Series R-2015, 5.00%, 7/1/2020	105,000	117,245
Series R-2015, 5.00%, 7/1/2021	475,000	543,020
Series R-2015E, 5.00%, 7/1/2019	18,845,000	20,461,336
Series R-2017C, 5.00%, 8/1/2019	8,325,000	9,063,261
Series R-C, 5.00%, 7/1/2020	140,000	156,327
Series R-G, 4.00%, 7/1/2018	100,000	103,772

		127,410,705

WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	250,000	261,545
Series A, 5.00%, 6/1/2020	5,865,000	6,522,115

		6,783,660

WISCONSIN — 2.1%
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,828,730
Series 1, 5.00%, 7/1/2025	315,000	341,869
Series 2, 5.00%, 7/1/2019	1,500,000	1,627,260
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2017	95,000	95,289
Series 1, 5.00%, 5/1/2019	350,000	378,189
Series 1, 5.00%, 11/1/2020	380,000	428,351
Series 1, 5.00%, 11/1/2021	900,000	1,037,394
Series 1, ETM, 5.00%, 5/1/2017	20,000	20,060
Series 2, 5.00%, 11/1/2017	500,000	511,905
Series 2, 5.00%, 5/1/2018	100,000	104,354
Series 2, 5.00%, 5/1/2019	4,750,000	5,132,565
Series 2, 5.00%, 5/1/2020	380,000	422,694
Series 2, 5.00%, 11/1/2021	5,085,000	5,861,276
Series 3, 5.00%, 11/1/2020	955,000	1,076,514
Series 3, 5.00%, 11/1/2021	5,295,000	6,103,335
Series 4, 5.00%, 5/1/2019	8,410,000	9,087,341
Series A, 5.00%, 5/1/2019	125,000	135,068
Series B, 5.00%, 5/1/2025	100,000	111,011
Series B, 5.00%, 5/1/2019	12,235,000	13,220,407
Series B, 5.00%, 5/1/2020	5,000,000	5,561,750
Series B, 5.00%, 5/1/2023	130,000	148,184
Series B, 5.00%, 5/1/2026	100,000	111,011
Series C, 5.00%, 5/1/2021	5,000,000	5,701,500
Series D, 5.00%, 5/1/2021	12,055,000	13,746,316

		72,792,373

TOTAL MUNICIPAL BONDS & NOTES
(Cost $3,354,259,369)		3,344,107,715

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)
(Cost $7,245,293)	7,245,293	$7,245,293

TOTAL INVESTMENTS — 99.0% (Cost $3,361,504,662)		3,351,353,008
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		33,928,626

NET ASSETS — 100.0%		$3,385,281,634

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(b)	When-issued security.
(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.60%
Assured Guaranty Municipal Corp.	0.02%

(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$22,241,300	$—	$22,241,300
Alaska	—	12,213,879	—	12,213,879
Arizona	—	70,911,239	—	70,911,239
Arkansas	—	11,237,650	—	11,237,650
California	—	595,508,703	—	595,508,703
Colorado	—	10,613,889	—	10,613,889
Connecticut	—	145,266,766	—	145,266,766
Delaware	—	8,879,534	—	8,879,534
District of Columbia	—	16,953,033	—	16,953,033
Florida	—	130,576,572	—	130,576,572
Georgia	—	76,245,615	—	76,245,615
Hawaii	—	50,042,142	—	50,042,142
Illinois	—	35,496,359	—	35,496,359
Indiana	—	12,301,306	—	12,301,306
Iowa	—	5,148,363	—	5,148,363
Kansas	—	11,736,585	—	11,736,585
Kentucky	—	5,533,980	—	5,533,980
Louisiana	—	13,895,540	—	13,895,540
Maine	—	15,688,524	—	15,688,524
Maryland	—	172,450,915	—	172,450,915
Massachusetts	—	118,185,865	—	118,185,865
Michigan	—	68,432,809	—	68,432,809
Minnesota	—	45,799,143	—	45,799,143
Mississippi	—	4,096,450	—	4,096,450
Missouri	—	42,106,217	—	42,106,217
Nebraska	—	26,515,464	—	26,515,464
Nevada	—	38,581,100	—	38,581,100
New Jersey	—	15,857,690	—	15,857,690
New Mexico	—	29,096,725	—	29,096,725
New York	—	495,148,705	—	495,148,705
North Carolina	—	76,659,990	—	76,659,990
Ohio	—	91,617,207	—	91,617,207
Oklahoma	—	1,374,214	—	1,374,214
Oregon	—	38,792,077	—	38,792,077

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pennsylvania	$—	$99,577,500	$—	$99,577,500
Rhode Island	—	8,590,633	—	8,590,633
South Carolina	—	25,787,842	—	25,787,842
Tennessee	—	40,594,523	—	40,594,523
Texas	—	345,950,928	—	345,950,928
Utah	—	2,942,785	—	2,942,785
Virginia	—	98,471,216	—	98,471,216
Washington	—	127,410,705	—	127,410,705
West Virginia	—	6,783,660	—	6,783,660
Wisconsin	—	72,792,373	—	72,792,373
Short-Term Investment	7,245,293	—	—	7,245,293

TOTAL INVESTMENTS	$7,245,293	$3,344,107,715	$—	$3,351,353,008

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	326,882,324	319,637,031	7,245,293	$7,245,293	$—

TOTAL		$—				$7,245,293	$—

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 1.8%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A, 5.00%, 4/1/2024 (a)	$500,000	$501,735
Jefferson County, AL, School Warrant Revenue Series A, 5.00%, 1/1/2024	1,000,000	1,003,570
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue:
Series D, 6.00%, 10/1/2042	2,460,000	2,811,288
Series D, 6.50%, 10/1/2053	3,000,000	3,516,150
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	580,000	583,306
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b)	300,000	209,574
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,589,072

		10,214,695

ALASKA — 0.6%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2023	1,540,000	1,719,579
5.00%, 1/1/2030	150,000	162,638
5.00%, 1/1/2031	200,000	215,528
City of Valdez, AK, Revenue 5.00%, 1/1/2018	250,000	256,573
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	476,595
Series A, 5.00%, 6/1/2046	625,000	587,656

		3,418,569

ARIZONA — 1.8%
Arizona Health Facilities Authority 5.20%, 10/1/2037	200,000	195,514
Arizona Industrial Development Authority Revenue Series A, 5.38%, 7/1/2050 (b)	1,500,000	1,531,770
Maricopa County Industrial Development Authority, Revenue 4.00%, 7/1/2026	350,000	360,916
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	257,382
4.00%, 10/1/2041	630,000	632,974
5.00%, 7/1/2022	300,000	315,222
5.00%, 7/1/2035 (b)	1,325,000	1,340,078
6.00%, 7/1/2032	250,000	268,638
7.50%, 7/1/2042 (c)	495,000	173,250
Pima County, AZ, Industrial Development Authority Education Revenue:
5.25%, 7/1/2036	315,000	284,221
5.70%, 7/1/2035	75,000	69,586
6.00%, 7/1/2048	1,040,000	967,928

Series A, 7.38%, 7/1/2049	100,000	103,341
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,200,000	1,290,804
Salt Verde Financial Corp.:
5.00%, 12/1/2037	1,310,000	1,515,133
5.25%, 12/1/2027	185,000	215,756
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	600,000	583,212

		10,105,725

ARKANSAS — 0.4%
Arkansas, State Development Finance Authority Revenue:
Series A, 5.00%, 2/1/2035	305,000	325,957
Series C, 5.00%, 2/1/2035	575,000	614,508
Pulaski County Public Facilities Board:
5.25%, 7/1/2033	510,000	510,627
5.50%, 7/1/2043	830,000	817,011

		2,268,103

CALIFORNIA — 15.1%
Antelope Valley, CA, Health Care District Revenue Series A, 5.25%, 3/1/2036	750,000	757,733
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	146,633
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.45%, 6/1/2028	1,000,000	1,013,950
Series A, 5.25%, 6/1/2045	175,000	175,117
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	7,650,000	7,649,158
Series A-1, 5.13%, 6/1/2047	1,190,000	1,167,164
Series A-1, 5.75%, 6/1/2047	4,225,000	4,224,408
California, Health Facilities Financing Authority Revenue:
4.00%, 3/1/2027	100,000	106,952
4.00%, 3/1/2039	375,000	372,821
Series A, 4.00%, 3/1/2043	135,000	137,059
Series G, 5.50%, 7/1/2025	100,000	105,048
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	1,000,000	1,171,050
California, Municipal Finance Authority Revenue:
5.00%, 7/1/2046 (b)	500,000	502,260
Series A, 5.00%, 2/1/2024	380,000	438,026
Series A, 5.00%, 11/1/2030	150,000	166,034
Series B, 5.88%, 8/15/2049	490,000	534,144
California, Pollution Control Financing Authority:
5.00%, 11/21/2045 (b)	500,000	517,805
Series A3, 4.30%, 7/1/2040	2,000,000	2,043,260

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

California, School Finance Authority Revenue:
Series A, 3.00%, 7/1/2019 (b)	$110,000	$111,871
Series A, 3.00%, 7/1/2020 (b)	210,000	213,912
Series A, 4.00%, 7/1/2021 (b)	225,000	237,683
Series A, 4.00%, 7/1/2022 (b)	235,000	248,435
Series A, 4.00%, 7/1/2023 (b)	250,000	263,413
Series A, 5.00%, 7/1/2045 (b)	800,000	827,256
Series A, 5.00%, 8/1/2045 (b)	500,000	522,485
Series A, 5.13%, 7/1/2044	60,000	62,482
Series A, 6.00%, 10/1/2049	200,000	212,310
California, State Public Works Board, Lease Revenue Series I-1, 6.63%, 11/1/2034	60,000	60,143
California, Statewide Communities Development Authority Revenue:
4.13%, 3/1/2034	250,000	260,900
5.00%, 5/15/2033	115,000	126,387
5.25%, 12/1/2029	1,000,000	1,084,530
5.25%, 12/1/2044	750,000	794,063
7.00%, 7/1/2046	160,000	179,974
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,079,240
Series A, 5.00%, 12/1/2036 (b)	1,405,000	1,477,695
Series A, 5.00%, 12/1/2041 (b)	2,185,000	2,289,618
Series A, 5.00%, 12/1/2046 (b)	2,000,000	2,085,000
Series A, 5.25%, 11/1/2044	300,000	304,389
Series A, 5.75%, 7/1/2030	795,000	764,289
Series A, 6.00%, 10/1/2047	1,000,000	1,058,400
Series D, 4.75%, 8/1/2020	175,000	175,072
Series I-1, 4.50%, 11/1/2037	675,000	661,655
Capistrano, CA, Unified School District, Special Tax Revenue 4.00%, 9/1/2028	125,000	128,355
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,588
City of Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,500,000	1,460,790
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	200,000	217,896
5.00%, 9/1/2032	195,000	210,840
Corona-Norco, CA, Unified School District, Special Tax:
4.00%, 9/1/2019	400,000	421,456
4.00%, 9/1/2020	420,000	447,644
County of Sacramento, CA, Special Tax:
5.00%, 9/1/2040	1,000,000	1,072,110
5.00%, 9/1/2045	100,000	107,130
5.00%, 9/1/2046	1,830,000	1,960,479
Elk Grove Finance Authority, Special Tax:
4.00%, 9/1/2020	1,000,000	1,063,890
5.00%, 9/1/2046	1,000,000	1,065,660
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	280,347
Series A, 5.75%, 1/15/2046	1,275,000	1,456,203
Series C, 6.25%, 1/15/2033	1,500,000	1,760,115

Golden State Tobacco Securitization Corp., Revenue:
Series A, 5.00%, 6/1/2045	500,000	552,475
Series A-1, 4.50%, 6/1/2027	2,210,000	2,213,934
Series A-2, 5.30%, 6/1/2037	2,100,000	2,120,517
Series B, Zero Coupon, 6/1/2047	500,000	70,345
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	1,000,000	1,013,220
Independent Cities Finance Authority Revenue 5.00%, 10/15/2047	600,000	633,810
Inland Empire Tobacco Securitization Authority Revenue:
5.75%, 6/1/2026	530,000	554,062
Series A, 4.63%, 6/1/2021	960,000	960,336
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,066,420
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	115,195
Series A, 5.50%, 11/15/2037	750,000	923,768
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	266,750
Los Angeles, CA, Municipal Improvement Corp.:
Series B, 4.00%, 11/1/2038	500,000	505,950
Series B, 5.00%, 11/1/2027	300,000	359,358
M-S-R Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	460,000	624,896
Series B, 6.50%, 11/1/2039	810,000	1,100,361
Series B, 7.00%, 11/1/2034	300,000	412,851
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	244,870
Menifee, CA, Union School District Public Financing Authority, Special Tax:
Series A, 4.00%, 9/1/2020	1,000,000	1,064,800
Series A, 4.00%, 9/1/2022	250,000	268,663
Oakland Unified School District/Alameda County, General Obligation 5.00%, 8/1/2023 (a)	300,000	356,868
Orange County Community Facilities District, Special Tax Series A, 5.00%, 8/15/2046	550,000	593,505
Palomar Pomerado, CA, Health Care District, Certificates of Participation
COPs, 6.00%, 11/1/2041	1,000,000	1,086,560
Palomar Pomerado, CA, General Obligation Series B, 5.00%, 8/1/2029	565,000	657,835
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,103,280
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	575,000	639,343
Poway, Unified School District Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	1,175,000	1,372,447

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Rancho Cordova Community Facilities District, Special Tax:
4.00%, 9/1/2019	$425,000	$446,624
4.00%, 9/1/2021	675,000	722,027
4.00%, 9/1/2022	380,000	406,775
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A, 5.00%, 7/1/2027	500,000	503,465
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	416,847
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A, 6.00%, 10/1/2039	430,000	489,030
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	224,536
5.00%, 2/15/2026	155,000	176,012
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	267,102
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	595,000	718,974
San Joaquin Hills Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	2,000,000	2,151,300
Series B, 5.25%, 1/15/2049	1,000,000	1,059,130
Saugus/Hart School Facilities Financing Authority:
4.00%, 9/1/2019	430,000	453,065
4.00%, 9/1/2020	350,000	373,037
4.00%, 9/1/2021	415,000	445,776
4.00%, 9/1/2022	385,000	414,345
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	460,000	532,367
Temecula Public Financing Authority, Special Tax 6.25%, 9/1/2047 (b)	100,000	100,434
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	745,000	717,197
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2037	1,105,000	1,104,923
Series A-1, 5.13%, 6/1/2046	1,025,000	1,018,020
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	976,160
Tustin Community Facilities District:
Series A, 5.00%, 9/1/2030	635,000	695,979
Series A, 5.00%, 9/1/2037	105,000	112,437
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	550,000	608,410

		84,104,718

COLORADO — 3.4%
Belleview Station Metropolitan District No. 2, General Obligation 4.50%, 12/1/2029	1,295,000	1,300,763
Colorado Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,139,934
5.00%, 10/1/2032	1,105,000	1,218,274
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	799,042
Colorado, Health Facilities Authority Revenue:
Series A, 4.75%, 9/1/2040	375,000	375,919
Series A, 5.30%, 7/1/2037	500,000	484,745
Series A, 7.75%, 8/1/2039	485,000	508,537
Series B, 4.00%, 12/1/2026	500,000	509,290
Series B-1, 5.00%, 7/1/2038	125,000	130,894
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	454,464
Series A, 5.50%, 11/15/2030	270,000	305,794
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	1,995,000	2,077,433
Series A, 5.25%, 12/1/2045	320,000	338,010
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	118,790
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	1,000,000	383,370
Foothills Metropolitan District, CO, Special Revenue 6.00%, 12/1/2038	1,000,000	1,020,820
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	499,980
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	1,019,790
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,053,450
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,006,700
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A, 5.40%, 12/15/2031	1,000,000	982,210
Public Authority for Colorado Energy:
6.13%, 11/15/2023	205,000	244,838
6.50%, 11/15/2038	365,000	490,432
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	332,220
Southglenn Metropolitan District, General Obligation 3.50%, 12/1/2026	2,000,000	1,883,540
STC, CO, Metropolitan District No. 2, General Obligation Series A, 6.00%, 12/1/2038	215,000	209,092

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	$135,000	$139,185

		19,027,516

CONNECTICUT — 1.0%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	287,880
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (b)	700,000	682,549
Series A, 5.00%, 9/1/2046 (b)	110,000	104,602
Series A, 5.00%, 9/1/2053 (b)	700,000	654,514
Series F, 3.50%, 7/1/2026	755,000	717,597
Series F, 5.00%, 7/1/2022	275,000	306,015
Series L, 4.00%, 7/1/2034	500,000	515,585
Series L, 4.13%, 7/1/2041	220,000	225,144
Series M, 5.00%, 7/1/2020	175,000	193,296
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	558,460
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	99,416
Series A, 5.00%, 4/1/2031	195,000	190,966
Series B, 4.00%, 4/1/2021	100,000	101,721
Series B, 5.00%, 4/1/2025	470,000	473,816
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	400,000	408,300

		5,519,861

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	735,736

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	127,745
Series A, 6.25%, 10/1/2032	880,000	973,887
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	1,000,000	1,041,200
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	505,000	577,407

		2,720,239

FLORIDA — 5.0%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	52,630
Series B, 5.00%, 12/1/2034	750,000	823,455
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	950,000	981,217
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	176,238
4.70%, 5/1/2036	100,000	93,611
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	500,000	511,635

Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	1,400,000	1,594,656
County of Miami-Dade Seaport Department Revenue Series B, 5.00%, 10/1/2023	250,000	284,587
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	745,000	740,604
Florida Agricultural & Mechanical University Student Housing Revenue Series A, 4.00%, 7/1/2032	115,000	117,675
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	290,000	281,001
Series A, 6.00%, 6/15/2035 (b)	505,000	511,141
Series A, 6.00%, 6/15/2044 (b)	575,000	582,987
Series A, 6.13%, 6/15/2043	500,000	531,575
Series A, 6.13%, 6/15/2044	555,000	556,698
Series A, 6.50%, 7/1/2044	925,000	949,031
Series A, 7.50%, 6/15/2033	500,000	559,890
Series A, 7.63%, 6/15/2041	120,000	134,455
Florida Higher Educational Facilities Financial Authority 5.00%, 4/1/2032	100,000	106,401
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	359,915
Hacienda Lakes Community Development District 3.38%, 5/1/2021	460,000	451,467
Hillsborough County Industrial Development Authority Revenue Series A, 5.00%, 10/1/2031	270,000	298,820
Isles Bartram Park Community Development District 5.00%, 11/1/2035	100,000	99,588
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	501,005
5.75%, 11/1/2042	500,000	509,830
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	570,000	574,047
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	502,405
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025 (c) (d)	660,000	389,096
Martin County Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,023,540
Miami Health Facilities Authority Revenue 5.13%, 7/1/2046	120,000	125,494
Miami World Center Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,004,420
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	259,832

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	$695,000	$713,960
Series B, 5.00%, 5/1/2037	925,000	950,234
Northern Palm Beach County Improvement District:
4.65%, 8/1/2025	145,000	149,437
5.13%, 8/1/2022	665,000	688,614
5.35%, 8/1/2035	360,000	371,722
Orange County, FL, Health Facilities Authority Revenue:
Series A, 5.00%, 10/1/2028	100,000	116,381
Series A, 5.00%, 10/1/2036	520,000	572,421
Palm Beach County, FL, Health Facilities Authority Revenue:
4.00%, 5/15/2019	300,000	315,381
4.00%, 5/15/2035	270,000	274,112
5.00%, 12/1/2020	545,000	602,781
Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,143,922
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	513,090
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	774,945
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	210,000	210,256
5.13%, 11/1/2034	250,000	252,183
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	95,516
Series A, 5.00%, 12/1/2041	225,000	236,948
Series A, 5.00%, 12/1/2055	440,000	459,791
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	10,048
Series 2015-1, 6.61%, 5/1/2040	290,000	177,495
Series 2015-2, 6.61%, 5/1/2040	180,000	92,826
Series 2015-3, 6.61%, 5/1/2040 (c) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (e)	120,000	—
Series A-1, 6.65%, 5/1/2040	195,000	195,004
Series A2, 6.61%, 5/1/2039	65,000	60,189
Series A3, 6.61%, 5/1/2040	195,000	115,914
Series A4, 6.61%, 5/1/2040	85,000	37,341
Two Creeks, FL, Community Development District, Special Assessment:
Series A-1, 2.00%, 5/1/2017	165,000	165,111
Series A-1, 2.00%, 5/1/2018	170,000	170,546
Series A-1, 2.00%, 5/1/2019	175,000	175,284
Series A-1, 2.00%, 5/1/2020	180,000	179,039

Village Community Development District No. 12 3.63%, 5/1/2031	1,400,000	1,313,620
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	674,589

		27,497,646

GEORGIA — 0.7%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	125,000	135,476
East Point Building Authority Revenue Series A, 4.63%, 2/1/2035	250,000	249,835
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	259,148
Gainesville & Hall County Hospital Authority Revenue 5.00%, 2/15/2036	3,000,000	3,312,120

		3,956,579

GUAM — 0.8%
Guam Power Authority:
Series A, 5.00%, 10/1/2021 (a)	330,000	369,079
Series A, 5.00%, 10/1/2024 (a)	500,000	567,020
Series A, 5.00%, 10/1/2034 (a)	140,000	155,208
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2022	250,000	278,158
5.25%, 7/1/2022	525,000	590,520
Series A, 5.00%, 7/1/2029	315,000	346,068
Territory of Guam:
Series A, 5.00%, 12/1/2021	250,000	278,602
Series A, 6.50%, 11/1/2040	100,000	116,321
Series B-1, 5.00%, 1/1/2042	300,000	306,330
Series C, 5.00%, 11/15/2018	1,510,000	1,580,381

		4,587,687

HAWAII — 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
5.00%, 7/1/2020	350,000	352,527
Series A, 4.65%, 3/1/2037	610,000	609,963

		962,490

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	500,000	445,340
5.00%, 9/1/2027	100,000	109,050

		554,390

ILLINOIS — 8.1%
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2041	565,000	456,695
Series A, 5.00%, 12/1/2042	410,000	331,407
Series A, 5.50%, 12/1/2039	100,000	83,303
Series A, 7.00%, 12/1/2026	1,100,000	1,056,385
Series A, 7.00%, 12/1/2044	2,150,000	2,064,387
Series C, 5.25%, 12/1/2023	500,000	442,290
Series C, 5.25%, 12/1/2026	1,995,000	1,698,723
Series C, 5.25%, 12/1/2035	200,000	165,416
Series F, 5.00%, 12/1/2018	2,450,000	2,315,789

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Chicago Board of Education, Special Tax 6.00%, 4/1/2046	$2,000,000	$2,059,080
Chicago Midway International Airport Revenue Series A, 5.50%, 1/1/2030	200,000	226,216
Chicago O’Hare International Airport Revenue:
5.00%, 1/1/2019	925,000	983,349
Series B, 5.00%, 1/1/2029	315,000	359,198
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	325,000	310,258
Series 2002B-REMK, 5.00%, 1/1/2025	400,000	400,988
Series 2007G-REMK, 5.50%, 1/1/2042	475,000	463,666
Series A, 5.00%, 1/1/2020	500,000	509,085
Series A, 5.00%, 12/1/2021	515,000	523,585
Series A, 5.00%, 1/1/2023	285,000	287,234
Series A, 5.00%, 1/1/2026	520,000	518,502
Series C, 4.00%, 1/1/2020	185,000	183,613
Series C, 5.00%, 1/1/2023	360,000	364,676
Series C, 5.00%, 1/1/2024	565,000	569,786
Series C, 5.00%, 1/1/2027	200,000	197,708
Series C, 5.00%, 1/1/2029	475,000	460,598
Series C, 5.00%, 1/1/2034	365,000	344,779
Series C, 5.00%, 1/1/2035	460,000	433,113
Series C, 5.00%, 1/1/2038	275,000	256,476
Chicago, IL, Motor Fuel Tax Revenue: 5.00%, 1/1/2018	175,000	178,028
5.00%, 1/1/2026	250,000	262,682
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,020,640
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	216,913
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	860,000	869,168
4.00%, 12/1/2040	250,000	236,078
4.13%, 12/1/2030	250,000	242,170
4.25%, 5/15/2043	430,000	400,433
5.00%, 5/15/2043	775,000	797,870
5.50%, 8/15/2030	535,000	551,644
5.50%, 4/1/2032	500,000	494,470
5.75%, 5/15/2046	1,000,000	1,035,290
6.13%, 5/15/2027	645,000	696,703
7.13%, 2/1/2034	1,000,000	1,031,210
7.13%, 2/15/2039	1,100,000	1,142,218
Series A, 5.00%, 11/15/2026	250,000	289,792
Series A, 5.25%, 5/15/2047	145,000	145,405
Series A, 5.75%, 12/1/2035 (b)	385,000	379,337
Series A, 6.00%, 7/1/2043	200,000	227,958
Series C, 3.63%, 2/15/2032	575,000	505,983
Series C, 5.00%, 2/15/2029	1,365,000	1,469,750
Illinois, State Sports Facilities Authority Revenue Zero Coupon, 6/15/2025 (a)	345,000	249,004
Metropolitan Pier & Exposition Authority Revenue:
Series A, 5.50%, 6/15/2053	850,000	895,543
Series B, Zero Coupon, 12/15/2050	100,000	15,594
Series B, 4.25%, 6/15/2042	500,000	464,150
Series B, 5.00%, 6/15/2023	140,000	150,536

Series B, 5.00%, 6/15/2050	460,000	463,487
Northeastern Illinois University COPs, 4.10%, 10/1/2041	245,000	163,160
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	945,000	879,889
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,135,730
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	284,086
State of Illinois, General Obligation:
Zero Coupon, 8/1/2022	355,000	290,582
5.00%, 1/1/2019	225,000	233,152
5.00%, 1/1/2021	1,690,000	1,782,527
5.00%, 2/1/2022	1,900,000	2,007,141
5.00%, 5/1/2028	640,000	657,254
5.00%, 2/1/2029	175,000	179,557
5.00%, 3/1/2031	100,000	100,950
5.00%, 5/1/2035	140,000	140,491
5.25%, 2/1/2028	300,000	308,433
5.25%, 7/1/2028	3,000,000	3,111,270
5.50%, 7/1/2024	310,000	332,986
5.50%, 7/1/2033	200,000	207,358
Series A, 4.00%, 9/1/2019	265,000	268,827
Village of Bourbonnais, IL, Revenue 6.00%, 11/1/2035	180,000	192,458
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	103,083
Series B, Zero Coupon, 1/1/2033	340,000	137,741

		45,015,036

INDIANA — 1.4%
Crown Point, IN, Economic Development Authority Series A, 8.00%, 11/15/2029	200,000	216,564
Indiana Finance Authority Revenue:
5.25%, 9/1/2040	545,000	565,639
5.50%, 8/15/2045	505,000	537,835
Series A, 5.00%, 6/1/2032	570,000	574,115
Series A, 5.00%, 7/1/2048	1,100,000	1,160,797
Series A, 5.25%, 11/15/2046	170,000	179,046
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,060,014
6.00%, 12/1/2026	550,000	546,722
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	275,000	293,694
Indianapolis Local Public Improvement Bond Bank Series I, 5.00%, 1/1/2023	515,000	590,669
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	945,000	999,404
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	886,455

		7,610,954

IOWA — 1.9%
Iowa Finance Authority Revenue 4.75%, 8/1/2042	640,000	638,931

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Iowa Finance Authority, Midwestern Disaster Area Revenue:
5.00%, 12/1/2019	$3,885,000	$3,932,591
5.00%, 5/15/2041	140,000	147,431
5.25%, 12/1/2025	1,470,000	1,483,965
5.50%, 12/1/2022	1,450,000	1,459,410
5.88%, 12/1/2027 (b)	1,270,000	1,289,660
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,505,000	1,504,880

		10,456,868

KANSAS — 0.6%
City of Overland Park KS 6.00%, 12/15/2032	200,000	178,496
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	415,000	423,325
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	600,000	601,104
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	589,902
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	920,161
Series IV-A, 6.25%, 5/15/2034	500,000	506,975

		3,219,963

KENTUCKY — 0.8%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	157,323
6.25%, 11/15/2046	200,000	194,212
6.38%, 11/15/2051	930,000	912,972
Series A, 4.25%, 7/1/2035	200,000	196,002
Series A, 5.00%, 7/1/2026	95,000	106,259
Series A, 6.00%, 6/1/2030	185,000	203,058
Series A, 6.38%, 6/1/2040	675,000	741,366
Louisville/Jefferson County Metropolitan Government Series A, 5.00%, 12/1/2020	250,000	273,825
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,875,000	1,877,569

		4,662,586

LOUISIANA — 2.3%
City of New Orleans LA Sewerage Service Revenue 5.00%, 6/1/2040	1,000,000	1,096,770
City of New Orleans LA Water System Revenue 5.00%, 12/1/2040	1,000,000	1,097,920
City of Shreveport, LA, Water & Sewer Revenue 5.00%, 12/1/2040	250,000	279,200
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,135,705
Louisiana Public Facilities Authority Revenue::
4.00%, 5/15/2041	500,000	490,865
4.50%, 7/1/2037 (a)	120,000	121,108

5.00%, 11/1/2041	650,000	688,090
Series A, 5.00%, 11/1/2045	670,000	707,279
Louisiana, St. John the Baptist Parish, Revenue Series A, 5.13%, 6/1/2037	1,340,000	1,344,663
Louisiana, State Environmental Facilities & Community Development Authority Revenue:
6.75%, 11/1/2032	500,000	512,420
Series A-2, 6.50%, 11/1/2035	600,000	684,102
Series A-REMK, 6.50%, 8/1/2029	4,000,000	4,524,240
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	254,222

		12,936,584

MAINE — 0.5%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	129,149
5.00%, 7/1/2033	545,000	552,843
5.00%, 7/1/2043	1,000,000	1,003,120
6.75%, 7/1/2036	500,000	542,350
Series A, 4.00%, 7/1/2046	275,000	227,092
Series A, 5.00%, 7/1/2046	35,000	35,281
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,037

		3,016,872

MARYLAND — 0.9%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	308,326
Baltimore, MD, Convention Center Revenue Series A, 5.00%, 9/1/2032	400,000	400,880
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	270,000	293,404
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	433,045
Maryland Economic Development Corp.:
5.00%, 3/31/2030	145,000	161,644
5.75%, 9/1/2025	500,000	499,115
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 8/15/2020	225,000	251,352
5.00%, 7/1/2024	100,000	115,763
5.00%, 10/1/2042	260,000	279,898
5.00%, 7/1/2045	1,000,000	1,068,900
Series A, 5.00%, 7/1/2038	700,000	741,965
Series A, 5.00%, 8/15/2041	470,000	511,896

		5,066,188

MASSACHUSETTS — 1.1%
Massachusetts Health & Educational Facilities Authority Revenue 5.38%, 7/1/2035	500,000	532,495
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2045	350,000	339,031
5.00%, 7/1/2018	400,000	417,212

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 4/15/2040	$200,000	$209,426
5.13%, 7/1/2040	100,000	104,492
5.25%, 7/1/2023	500,000	570,685
Series B, 4.88%, 11/1/2042 (b)	500,000	500,755
Series F, 5.63%, 7/15/2036	120,000	132,000
Series G, 5.00%, 7/1/2044	200,000	208,702
Series I, 5.00%, 7/1/2038	1,250,000	1,390,737
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	275,866
Massachusetts, Development Finance Agency, Hospital Revenue 5.25%, 11/15/2041	100,000	110,634
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	350,000	378,613
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	696,555

		5,867,203

MICHIGAN — 1.9%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	641,408
Detroit Community High School Revenue:
5.65%, 11/1/2025	850,000	562,785
5.75%, 11/1/2035	500,000	297,245
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	603,569
Series B, 5.50%, 7/1/2029 (a)	145,000	171,538
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	130,293
Michigan Finance Authority Series D4, 5.00%, 7/1/2034	750,000	818,940
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	475,000	393,400
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (f)	2,705,000	2,747,036
Michigan Tobacco Settlement Finance Authority Series A, 6.00%, 6/1/2048	1,410,000	1,314,924
Michigan, State Finance Authority Revenue Series D-2, 5.00%, 7/1/2034	400,000	431,348
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,006,740
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,015,080
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	590,000	621,541

		10,755,847

MINNESOTA — 1.2%
Baytown Township, MN, Lease Revenue:
Series A, 3.00%, 8/1/2019	200,000	198,880
Series A, 3.00%, 8/1/2020	215,000	211,640
Series A, 3.00%, 8/1/2021	210,000	203,912

Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	179,472
City of Brooklyn, MN Series A, 4.75%, 7/1/2025	80,000	80,211
City of Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	364,802
Series A, 5.00%, 4/1/2046	150,000	125,035
City of Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	966,490
Maple Grove, MN, Revenue 5.00%, 9/1/2027	230,000	263,311
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,014,460
St Paul Housing & Redevelopment Authority Revenue:
5.00%, 11/15/2023	775,000	891,924
5.00%, 11/15/2025	150,000	162,000
5.13%, 12/1/2038	390,000	402,047
5.25%, 11/15/2035	515,000	546,472
5.75%, 7/1/2047 (b)	1,000,000	926,400
Woodbury Housing & Redevelopment Authority Revenue 5.25%, 12/1/2049	340,000	344,056

		6,881,112

MISSISSIPPI — 0.5%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	220,000	249,504
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	243,396
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	320,010
Mississippi Development Bank 6.25%, 10/1/2026	550,000	619,971
Mississippi Hospital Equipment & Facilities Authority 5.00%, 8/15/2029	645,000	653,314
State of Mississippi Series E, 5.00%, 10/15/2019	500,000	545,480

		2,631,675

MISSOURI — 1.1%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	870,000	962,820
Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	280,000	246,610
Jennings City, MO, Revenue 5.00%, 11/1/2023	360,000	341,600
Kansas City, MO, Airport Revenue Series A, 5.25%, 9/1/2027	320,000	359,370
Lees Summit, MO, Industrial Development Authority Revenue Series A, 5.00%, 8/15/2017	1,400,000	1,418,774
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	230,000	232,410
6.00%, 5/1/2042	435,000	438,506

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Missouri Development Finance Board Revenue Series C, 3.25%, 3/1/2028	$100,000	$96,912
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	271,992
5.25%, 2/1/2026	200,000	221,594
Series A, 5.00%, 2/1/2036	500,000	526,220
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	345,719
Sikeston, MO, Electric System Revenue 5.00%, 6/1/2019	110,000	117,057
St Louis County Industrial Development Authority 5.00%, 12/1/2025	315,000	328,709

		5,908,293

NEBRASKA — 0.1%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	325,000	364,735

NEVADA — 0.4%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	490,000	500,442
Las Vegas, Redevelopment Agency 3.13%, 6/15/2033	295,000	254,538
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	250,007
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,027,220
Washoe County, NV, Revenue:
5.00%, 2/1/2043	110,000	116,433
Series B, VRN, 3.00%, 3/1/2036 (f)	255,000	263,489

		2,412,129

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (f)	320,000	316,093

NEW JERSEY — 5.1%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	535,000	534,973
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	209,820
Casino Reinvestment Development Authority Revenue:
5.00%, 11/1/2023	200,000	212,598
5.25%, 11/1/2044	500,000	500,285
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	200,000	206,452
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	853,974
New Jersey Turnpike Authority Series A, 5.00%, 1/1/2034	1,000,000	1,116,090
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	508,815
5.00%, 6/15/2024	775,000	832,342

5.00%, 3/1/2026	125,000	129,525
5.13%, 1/1/2034	1,000,000	1,073,870
5.25%, 9/15/2029	50,000	53,441
5.25%, 1/1/2044	250,000	255,677
5.50%, 9/1/2021	700,000	753,445
5.75%, 9/15/2027	1,000,000	1,085,760
7.10%, 11/1/2031 (e)	1,000,000	—
Series A, 5.00%, 7/1/2029	165,000	176,735
Series A, 5.00%, 6/15/2037	200,000	205,704
Series B, 5.00%, 11/1/2022	3,000,000	3,181,740
Series II, 5.00%, 3/1/2025	1,000,000	1,037,370
New Jersey, Educational Facilities Authority Revenue:
3.50%, 7/1/2031	355,000	351,681
Series D, 5.25%, 7/1/2037	170,000	170,449
New Jersey, Health Care Facilities Financing Authority Revenue:
3.88%, 7/1/2039	280,000	268,282
5.00%, 7/1/2025	150,000	167,822
5.00%, 7/1/2029	300,000	327,234
5.75%, 7/1/2037	970,000	995,744
New Jersey, Higher Education Student Assistance Authority Revenue:
Series 1, 5.00%, 12/1/2022	430,000	462,495
Series 1B, 4.00%, 12/1/2046	250,000	228,863
New Jersey, Transportation Trust Fund Authority Revenue:
5.00%, 6/15/2028	660,000	675,880
5.00%, 6/15/2030	1,500,000	1,532,145
Series A, Zero Coupon, 12/15/2025	460,000	309,723
Series A, Zero Coupon, 12/15/2040	755,000	206,228
Series A, 5.50%, 12/15/2023	250,000	272,705
Salem County, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2023	250,000	273,030
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	2,001,780
Series 1A, 4.75%, 6/1/2034	3,605,000	3,431,852
Series 1A, 5.00%, 6/1/2029	1,345,000	1,349,707
Series 1A, 5.00%, 6/1/2041	2,590,000	2,518,671

		28,472,907

NEW MEXICO — 0.2%
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	33,918
Series B, 5.90%, 9/1/2032	150,000	132,312
Series C, 5.90%, 9/1/2032	220,000	183,333
Series D, Zero Coupon, 9/1/2032	190,000	26,571
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	589,007

		965,141

NEW YORK — 7.5%
Albany Capital Resource Corp., Revenue 5.00%, 5/1/2026	100,000	118,418

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	$1,000,000	$1,043,350
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	596,894
5.00%, 7/1/2031	250,000	282,585
5.00%, 1/1/2035 (b)	265,000	279,082
5.25%, 11/1/2034	250,000	248,005
5.50%, 11/1/2044	500,000	499,270
Series A, 5.00%, 4/1/2033	120,000	123,314
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	750,000	784,200
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	148,177
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	593,967
Hudson, NY, Yards Infrastructure Corp., Revenue Series A, 5.75%, 2/15/2047	500,000	567,495
Jefferson County Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	203,149
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	990,000	1,102,771
Metropolitan Transportation Authority Series D1, 5.25%, 11/15/2044	510,000	585,776
Nassau County Tobacco Settlement Corp. Series A-3, 5.13%, 6/1/2046	620,000	592,949
Nassau County, NY, General Obligation:
Series B, 5.00%, 10/1/2023	100,000	117,634
Series B, 5.00%, 4/1/2039	1,000,000	1,091,850
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	114,381
5.00%, 7/1/2033	225,000	242,696
Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	600,000	599,976
Series A-3, 5.00%, 6/1/2035	950,000	924,616
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	692,578
New York & New Jersey, Port Authority Revenue 5.50%, 12/1/2031 (a)	185,000	206,075
New York City Industrial Development Agency:
5.00%, 1/1/2023 (a)	550,000	551,777
7.00%, 3/1/2049 (a)	200,000	221,242
New York Counties Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	430,000	407,296
Series A, 5.00%, 6/1/2045	740,000	704,332
New York Liberty Development Corp., Revenue:
5.25%, 10/1/2035	745,000	894,238
5.50%, 10/1/2037	135,000	167,478
Series 1, 5.00%, 11/15/2044 (b)	7,050,000	7,368,449
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,399,442

New York State Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	331,062
5.25%, 7/1/2035	210,000	220,987
6.25%, 12/1/2037	1,000,000	1,085,610
Series A, 4.25%, 5/1/2042	745,000	724,788
Series A, 5.50%, 1/1/2039	100,000	109,287
New York State Transportation Development Corp.:
5.00%, 1/1/2022	105,000	118,188
5.00%, 1/1/2023	110,000	124,892
5.00%, 8/1/2026	1,360,000	1,427,007
5.00%, 8/1/2031	930,000	972,185
Series A, 5.00%, 7/1/2041	2,795,000	2,956,607
New York, NY, Housing Development Corp., Mortgage Revenue 3.50%, 2/15/2048	1,250,000	1,236,775
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,002,310
5.75%, 10/1/2037 (c) (d)	1,000,000	321,720
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 5.00%, 7/1/2026	200,000	235,026
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	502,960
Niagara Frontier Transportation Authority Revenue:
Series A, 5.00%, 4/1/2028	425,000	469,761
Series B, 5.00%, 4/1/2019	200,000	214,296
Onondaga Civic Development Corp., Revenue:
5.00%, 7/1/2027	430,000	480,921
5.00%, 7/1/2029	475,000	524,937
Suffolk Tobacco Asset Securitization Corp. Series C, 6.63%, 6/1/2044	500,000	515,575
Town of Oyster Bay NY, General Obligation Series A, 5.00%, 3/15/2020	365,000	381,381
Troy, NY, Capital Resource Corp., Revenue Series A, 5.13%, 9/1/2040	100,000	109,366
TSASC, Inc., NY, Revenue:
5.00%, 6/1/2045	905,000	932,738
5.00%, 6/1/2048	1,200,000	1,219,440
Westchester County, NY, Healthcare Corp., Revenue:
Series A, 4.50%, 11/1/2026	145,000	156,198
Series A-REMK, 5.00%, 11/1/2030	160,000	172,643
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	253,055
Series A, 3.38%, 6/1/2042	250,000	213,990
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,031,040

		41,518,207

NORTH CAROLINA — 0.4%
North Carolina Agricultural & Technical State University Series A, 4.00%, 10/1/2045	650,000	659,366

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

North Carolina Capital Facilities Finance Agency 5.00%, 3/1/2034	$500,000	$524,605
North Carolina Medical Care Commission:
5.00%, 10/1/2030	150,000	166,962
5.00%, 7/1/2045	500,000	503,930
North Carolina, Department of Transportation Revenue 5.00%, 6/30/2054	575,000	601,002

		2,455,865

NORTH DAKOTA — 0.2%
Williston Parks & Recreation District:
Series A, 4.00%, 3/1/2023	655,000	660,548
Series A, 4.00%, 3/1/2032	190,000	176,426

		836,974

OHIO — 4.9%
American Municipal Power, Inc., Revenue:
5.00%, 2/15/2038	15,000	15,445
Series B, 5.00%, 2/15/2023	900,000	1,026,648
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	3,265,000	3,084,478
Series A-2, 5.38%, 6/1/2024	2,415,000	2,297,945
Series A-2, 5.75%, 6/1/2034	4,875,000	4,604,438
Series A-2, 5.88%, 6/1/2047	4,660,000	4,458,874
Series A-2, 6.00%, 6/1/2042	2,230,000	2,150,501
Series A-2, 6.50%, 6/1/2047	2,370,000	2,360,093
Series A-3, 6.25%, 6/1/2037	1,000,000	994,450
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,040,460
5.00%, 2/15/2044	200,000	207,040
Ohio, State Air Quality Development Authority Revenue:
6.75%, 6/1/2024	500,000	510,525
Series B, 3.63%, 10/1/2033 (f)	250,000	88,750
Series C, 5.63%, 6/1/2018	500,000	467,280
Series E, 5.63%, 10/1/2019	1,360,000	1,417,351
Ohio, State Water Development Authority Revenue:
Series B, 3.63%, 10/1/2033 (f)	325,000	115,375
Series CREMK, 3.95%, 11/1/2032 (f)	125,000	44,375
Port of Greater Cincinnati Development Authority Series B, 5.00%, 12/1/2046	240,000	235,433
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	325,000	341,721
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	109,085
6.00%, 12/1/2042	550,000	602,327
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	778,095

		26,950,689

OKLAHOMA — 0.7%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	440,000	448,096
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	417,262

Tulsa Airports Improvement Trust:
5.00%, 6/1/2035 (f)	1,000,000	1,051,940
5.50%, 12/1/2035	1,000,000	1,067,680
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A, 7.13%, 11/1/2030	625,000	731,844

		3,716,822

OREGON — 0.4%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	431,452
Series A, 5.50%, 10/1/2049	1,000,000	1,053,760
Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	750,000	786,780
Yamhill County Hospital Authority 4.00%, 11/15/2026	65,000	64,485

		2,336,477

PENNSYLVANIA — 3.6%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	350,000	348,974
Series A, 5.13%, 4/1/2035	500,000	462,865
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	225,547
Centre County Hospital Authority Revenue Series C, 3.75%, 11/15/2041	375,000	354,761
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	258,365
5.00%, 10/1/2044	215,000	219,446
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	109,242
Series B, 5.00%, 8/1/2033	110,000	121,330
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,088,560
5.00%, 1/1/2038	295,000	309,659
Delaware County, Authority Revenue
4.00%, 10/1/2019	130,000	129,878
Delaware County, Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	591,237
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	121,755
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	283,554
5.00%, 7/1/2040	945,000	945,624
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	431,579
Lycoming County, PA, Authority Revenue 3.00%, 5/1/2022	120,000	124,633
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	376,952

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	$700,000	$644,938
5.00%, 11/15/2036	1,000,000	1,070,920
5.25%, 1/1/2040	205,000	201,509
Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	1,000,000	1,019,420
Northampton County, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	229,972
Pennsylvania Economic Development Financing Authority 5.00%, 12/31/2034	400,000	436,140
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	750,000	813,045
Pennsylvania, State Economic Development Financing Authority Revenue:
6.00%, 6/1/2031	515,000	510,834
Series A, 2.63%, 11/1/2021	950,000	971,232
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	149,554
5.00%, 11/1/2027	1,005,000	1,012,749
5.00%, 11/1/2042	140,000	134,716
Series A, 6.50%, 9/1/2038	165,000	178,999
Pennsylvania, Turnpike Commission Revenue Series D, 5.30%, 12/1/2041	485,000	523,795
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	324,999
Series A, 5.00%, 6/15/2022	165,000	184,911
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,210,000	1,292,510
Philadelphia, PA, School District, General Obligation:
Series D, 3.00%, 9/1/2019	110,000	111,980
Series E, 5.00%, 9/1/2020	945,000	1,027,584
Series E, 5.25%, 9/1/2023	500,000	542,355
Philadelphia, PA, State Public School Building Authority 5.00%, 4/1/2029	150,000	158,916
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	199,241
Scranton, PA, General Obligation:
5.00%, 11/15/2032	380,000	388,892
Series B, 4.35%, 9/1/2020 (a)	745,000	745,484
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	545,000	595,516

		19,974,172

PUERTO RICO — 8.2%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	555,000	555,943
5.63%, 5/15/2043	2,115,000	2,116,121
Commonwealth of Puerto Rico, General Obligation:
Zero Coupon, 7/1/2017	85,000	43,775
Series A, 5.00%, 7/1/2027 (c)	140,000	83,650

Series A, 5.00%, 7/1/2029 (c)	830,000	488,662
Series A, 5.00%, 7/1/2033 (c)	355,000	209,006
Series A, 5.25%, 7/1/2022 (c)	100,000	59,190
Series A, 5.25%, 7/1/2023 (c)	1,600,000	946,032
Series A, 5.25%, 7/1/2029 (c)	150,000	88,313
Series A, 5.25%, 7/1/2031 (c)	110,000	64,763
Series A, 5.25%, 7/1/2034 (c)	375,000	220,781
Series A, 5.50%, 7/1/2023 (c)	200,000	118,504
Series A, 5.50%, 7/1/2032 (c)	360,000	212,400
Series A, 5.50%, 7/1/2039 (c)	250,000	147,500
Series A, 8.00%, 7/1/2035 (c)	900,000	559,125
Series C, 5.75%, 7/1/2032 (c)	240,000	141,600
Series E, 5.38%, 7/1/2030 (c)	190,000	112,100
Series E, 5.63%, 7/1/2032 (c)	385,000	227,150
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	175,000	133,560
Series A, 5.00%, 7/1/2033	1,785,000	1,345,622
Series A, 5.13%, 7/1/2037	150,000	112,634
Series A, 5.25%, 7/1/2029	1,200,000	916,500
Series A, 5.25%, 7/1/2042	1,150,000	850,988
Series A, 6.00%, 7/1/2038	540,000	413,440
Series A, 6.00%, 7/1/2044	375,000	285,202
Series B, 4.45%, 7/1/2018	100,000	74,726
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018	305,000	149,831
4.50%, 7/1/2023 (c)	220,000	126,196
4.50%, 7/1/2023 (a) (d)	85,000	85,136
5.00%, 7/1/2020 (c)	150,000	88,880
Series A, 4.00%, 7/1/2021 (c)	230,000	132,544
Series A, 5.00%, 7/1/2029 (c)	1,570,000	924,337
Series A, 5.00%, 7/1/2034 (c)	1,385,000	815,419
Series A, 5.13%, 7/1/2024 (c)	1,425,000	841,662
Series A, 5.13%, 7/1/2031 (c)	175,000	103,031
Series A, 5.13%, 7/1/2037 (c)	110,000	65,038
Series A, 5.25%, 7/1/2025 (c)	2,755,000	1,625,477
Series A, 5.25%, 7/1/2030 (c)	100,000	58,875
Series A, 5.50%, 7/1/2019 (a)	880,000	898,374
Series A, 5.63%, 7/1/2031 (c)	245,000	144,550
Series A, 5.75%, 7/1/2041 (c)	1,225,000	722,750
Series A, 6.00%, 7/1/2040 (c)	200,000	118,000
Series B, 4.10%, 7/1/2018 (c)	650,000	360,750
Series C, 5.75%, 7/1/2036 (c)	805,000	474,950
Series C, 6.00%, 7/1/2035 (c)	150,000	88,500
Puerto Rico Convention Center District Authority Revenue Series A, 5.00%, 7/1/2020 (a) (d)	100,000	100,221
Puerto Rico Electric Power Authority Revenue:
Series A, 4.80%, 7/1/2029 (d)	270,000	170,775
Series A, 5.00%, 7/1/2042 (d)	285,000	180,263
Series AAA, 5.25%, 7/1/2021 (d)	100,000	63,250
Series AAA, 5.25%, 7/1/2022 (d)	170,000	107,525
Series AAA, 5.25%, 7/1/2026 (d)	110,000	69,575
Series AAA, 5.25%, 7/1/2027 (d)	635,000	401,637
Series DDD, 5.00%, 7/1/2021 (d)	140,000	88,550
Series LL, 5.50%, 7/1/2018 (a)	400,000	416,072
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,557

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series RR, 5.00%, 7/1/2026	$140,000	$122,804
Series TT, 5.00%, 7/1/2020 (d)	130,000	82,225
Series TT, 5.00%, 7/1/2021 (d)	230,000	145,475
Series TT, 5.00%, 7/1/2023 (d)	435,000	275,138
Series TT, 5.00%, 7/1/2025 (d)	285,000	180,263
Series TT, 5.00%, 7/1/2032 (d)	485,000	306,762
Series TT, 5.00%, 7/1/2037 (d)	870,000	550,275
Series V V, 5.25%, 7/1/2025 (a)	175,000	185,684
Series V V, 5.25%, 7/1/2027 (a)	380,000	408,994
Series V V, 5.50%, 7/1/2020 (d)	75,000	47,438
Series WW, 5.00%, 7/1/2028 (d)	265,000	167,613
Series WW, 5.38%, 7/1/2023 (d)	250,000	158,125
Series WW, 5.50%, 7/1/2021 (d)	140,000	88,550
Series WW, 5.50%, 7/1/2038 (d)	905,000	572,412
Series XX, 5.25%, 7/1/2035 (d)	185,000	117,013
Series XX, 5.25%, 7/1/2040 (d)	780,000	493,350
Series XX, 5.75%, 7/1/2036 (d)	15,000	9,488
Series ZZ, 4.38%, 7/1/2021 (d)	240,000	151,800
Series ZZ, 4.75%, 7/1/2027 (d)	215,000	135,988
Series ZZ, 5.00%, 7/1/2017 (d)	100,000	63,250
Series ZZ, 5.25%, 7/1/2019 (d)	1,260,000	796,950
Series ZZ, 5.25%, 7/1/2024 (d)	435,000	275,138
Series ZZ, 5.25%, 7/1/2026 (d)	210,000	132,825
Puerto Rico Highways & Transportation Authority Revenue:
5.25%, 7/1/2018 (d)	375,000	226,406
5.75%, 7/1/2020 (d)	115,000	69,431
5.75%, 7/1/2021 (d)	275,000	166,031
Series A, Zero Coupon, 7/1/2017 (a)	170,000	168,854
Series A, 4.75%, 7/1/2038 (d)	160,000	43,400
Series AA, 5.00%, 7/1/2035	170,000	105,004
Series CC, 5.50%, 7/1/2030	100,000	62,455
Series G, 5.00%, 7/1/2033 (d)	105,000	28,481
Series G, 5.00%, 7/1/2042 (d)	665,000	180,381
Series I, 5.00%, 7/1/2026 (d)	185,000	111,694
Series L, 5.25%, 7/1/2022 (d)	140,000	84,525
Series L, 5.25%, 7/1/2038 (a)	250,000	256,780
Series L, 5.25%, 7/1/2041 (a)	125,000	132,259
Series M, 5.00%, 7/1/2046 (d)	285,000	77,306
Series N, 5.25%, 7/1/2030 (a)	570,000	586,986
Series N, 5.25%, 7/1/2031 (a)	640,000	658,752
Series N, 5.25%, 7/1/2039 (d)	100,000	60,375
Series N, 5.50%, 7/1/2023 (d)	110,000	29,838
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Series A, 6.00%, 7/1/2033	100,000	101,446
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c) (d)	1,000,000	177,500
Series B, 5.00%, 7/1/2022 (c) (d)	125,000	22,188
Series B, 5.00%, 12/15/2022 (c)	600,000	210,750
Series B, 5.00%, 7/1/2037 (c) (d)	500,000	88,750
Series B, 5.00%, 7/1/2046 (c) (d)	315,000	55,913
Series C, 5.50%, 7/1/2020 (c) (d)	140,000	90,125
Series C, 5.50%, 7/1/2023 (a)	115,000	119,955
Series C, 5.50%, 7/1/2024 (a)	380,000	397,396
Series C, 5.50%, 7/1/2026 (a)	175,000	183,451
Series C, 5.50%, 7/1/2027 (a)	385,000	404,042

Puerto Rico Public Buildings Authority Revenue:
Series C, 5.75%, 7/1/2019 (c)	$100,000	$52,125
Series D, 5.38%, 7/1/2033 (c)	170,000	87,338
Series G, 4.75%, 7/1/2032 (c)	280,000	141,400
Series G, 5.00%, 7/1/2026 (c)	430,000	220,913
Series I, 5.25%, 7/1/2029 (c)	400,000	205,500
Series I, 5.25%, 7/1/2033 (c)	830,000	426,412
Series M, 6.25%, 7/1/2022 (c)	155,000	81,375
Series M, 6.25%, 7/1/2023 (c)	260,000	136,500
Series M2, 5.75%, 7/1/2034 (c) (f)	900,000	462,375
Series N, 5.00%, 7/1/2032 (c)	650,000	333,937
Series N, 5.00%, 7/1/2037 (c)	395,000	202,931
Series N, 5.50%, 7/1/2020 (c)	155,000	80,600
Series N, 5.50%, 7/1/2027 (c)	155,000	79,631
Series P, 6.13%, 7/1/2023 (c)	240,000	126,000
Series P, 7.00%, 7/1/2021 (c)	220,000	117,150
Series S, 5.50%, 7/1/2023 (c)	220,000	114,400
Series S, 5.88%, 7/1/2039 (c)	100,000	51,375
Series U, 5.25%, 7/1/2023 (c)	150,000	77,813
Series U, 5.25%, 7/1/2042 (c)	2,090,000	1,073,737
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
5.25%, 8/1/2057	485,000	313,426
Series A, Zero Coupon, 8/1/2031	175,000	23,340
Series A, 5.00%, 8/1/2040 (a)	215,000	220,693
Series A, 5.38%, 8/1/2039	3,475,000	1,424,750
Series A, 5.50%, 8/1/2037	250,000	102,500
Series A, 5.50%, 8/1/2042	2,505,000	1,027,050
Series A, 5.75%, 8/1/2037	490,000	200,900
Series A, 6.00%, 8/1/2042	555,000	227,550
Series A, 6.13%, 8/1/2029	100,000	41,000
Series A-1, 5.00%, 8/1/2043	100,000	41,000
Series B, 5.25%, 8/1/2027	190,000	77,900
Series C, Zero Coupon, 8/1/2038	600,000	50,880
Series C, 4.00%, 8/1/2027	235,000	153,272
Series C, 5.00%, 8/1/2022	510,000	337,931
Series C, 5.00%, 8/1/2035	125,000	51,250
Series C, 5.00%, 8/1/2040	2,025,000	1,311,228
Series C, 5.00%, 8/1/2046	2,295,000	1,485,898
Series C, 5.25%, 8/1/2040	5,135,000	3,324,964
Series C, 5.38%, 8/1/2036	490,000	200,900
Series C, 6.00%, 8/1/2031	250,000	151,695
SubSeries A-1, Zero Coupon, 8/1/2023	170,000	51,423

		45,345,108

RHODE ISLAND — 0.2%
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	278,395
Rhode Island, State Student Loan Authority, Student Loan Revenue Series A, 5.00%, 12/1/2023	235,000	258,672
Tobacco Settlement Financing Corp. R Tobgen Series A, 5.00%, 6/1/2024	375,000	419,182

		956,249

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

SOUTH CAROLINA — 1.6%
North Charleston Housing Authority Revenue Series A, 5.10%, 8/20/2041	$880,000	$880,572
Richland County, SC, Environmental Improvement Revenue Series A, 3.88%, 4/1/2023	4,850,000	5,079,793
South Carolina Jobs — Economic Development Authority:
5.25%, 11/1/2036	500,000	493,955
Series A, 5.25%, 8/1/2030	1,150,000	1,236,871
South Carolina Jobs — Economic Development Authority Revenue Series A, 7.00%, 11/1/2033	270,000	294,821
South Carolina Ports Authority 4.00%, 7/1/2040	650,000	657,261

		8,643,273

TENNESSEE — 0.4%
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	862,768
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	438,564
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	265,882
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	411,952
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	100,000	114,012
Series A, 5.25%, 9/1/2026	215,000	251,920

		2,345,098

TEXAS — 6.2%
Austin, TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	375,000	375,529
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	380,968
Central Texas Regional Mobility Authority Revenue 5.75%, 1/1/2019	370,000	396,518
Central Texas, Turnpike System Revenue:
Series A, Zero Coupon, 8/15/2030 (a)	315,000	193,788
Series C, 5.00%, 8/15/2034	500,000	544,275
Series C, 5.00%, 8/15/2037	500,000	542,930
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	110,694
Series A, 4.35%, 12/1/2042	290,000	282,541
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	509,860
Dallas/Fort Worth International Airport Revenue:
Series B, 5.00%, 11/1/2022	500,000	570,290
Series H, 5.00%, 11/1/2027	125,000	138,466
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	200,000	214,744
6.00%, 8/15/2028	230,000	254,819

Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	351,479
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	516,560
Fort Bend County Industrial Development Corp., Revenue:
Series A-REMK 10/1, 4.75%, 5/1/2038	225,000	228,942
Series B, 4.75%, 11/1/2042	385,000	389,370
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	255,525
Hale Center Education Facilities Corp. 5.00%, 3/1/2035	105,000	113,020
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Series B, 7.00%, 1/1/2043	500,000	627,620
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,180,004
6.50%, 7/15/2030	300,000	329,391
Series A, 5.00%, 7/1/2024	100,000	110,527
Series B-2, 5.00%, 7/15/2020	2,700,000	2,825,568
Love Field, TX, Airport Modernization Corp., Revenue Series AI, 5.25%, 11/1/2040	1,160,000	1,254,331
Lower Colorado River Authority Revenue Series B, 3.13%, 5/15/2033	290,000	272,406
Matagorda County Navigation District No. 1 Series A, 4.40%, 5/1/2030 (a)	220,000	236,832
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,017,610
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (b)	665,000	626,038
7.75%, 1/1/2045 (b)	940,000	894,758
New Hope, Cultural Education Facilities Corp., Revenue:
4.75%, 4/1/2034	200,000	206,490
5.00%, 7/1/2047	1,000,000	1,045,290
5.50%, 1/1/2049	1,000,000	1,009,950
Series A, 5.00%, 4/1/2046	335,000	348,021
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033	100,000	102,267
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	1,895,000	2,018,156
Red River Health Facilities Development Corp., Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,123,140
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.50%, 11/15/2021	1,500,000	1,500,210
5.00%, 10/1/2044	1,000,000	1,041,870
5.63%, 11/15/2041	500,000	513,990
Series B, 4.50%, 11/15/2036	150,000	140,328
Texas Municipal Gas Acquisition & Supply Corp.I,Revenue Series D, 6.25%, 12/15/2026	2,720,000	3,224,914
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2045	350,000	372,148

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 12/31/2055	$490,000	$517,322
7.00%, 6/30/2040	1,430,000	1,620,347
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	1,175,000	1,337,620
5.00%, 12/15/2030	325,000	348,088
5.00%, 12/15/2031	470,000	500,893
Tyler Health Facilities Development Corp. Series A, 5.38%, 11/1/2037	550,000	539,902
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	382,080
6.25%, 9/1/2040	370,000	356,177
6.38%, 9/1/2045	505,000	486,461
Wood County Central Hospital District 6.00%, 11/1/2041	175,000	181,645

		34,662,712

U. S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority, Revenue:
4.50%, 10/1/2024	350,000	276,500
Series A, 5.00%, 10/1/2029	1,600,000	1,342,896
Series A, 5.00%, 10/1/2032	155,000	128,524
Series B, 5.25%, 10/1/2029	345,000	268,238
Series B, 6.63%, 10/1/2029	250,000	206,875
Series C, 5.00%, 10/1/2030	1,000,000	772,010
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	80,667
Series A, 5.00%, 7/1/2031	580,000	330,507

		3,406,217

UTAH — 0.3%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (f)	1,000,000	1,028,060
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	600,000	608,742
Series A, 7.00%, 7/15/2045	110,000	118,903

		1,755,705

VIRGINIA — 1.4%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	132,635
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	344,055
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,258
Fairfax County Economic Development Authority Series A, 5.00%, 10/1/2036	1,600,000	1,736,352
Lexington, Industrial Development Authority Revenue 4.00%, 1/1/2031	110,000	110,260
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	985,000	993,806
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	254,735

Tobacco Settlement Financing Corp., VA, Revenue Series B1, 5.00%, 6/1/2047	1,600,000	1,470,848
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	913,395
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	521,295
5.50%, 4/1/2033	135,000	147,968
5.50%, 1/1/2042	1,250,000	1,339,325

		8,016,932

WASHINGTON — 0.8%
Everett Public Facilities District Revenue Series A, 5.00%, 12/1/2023	140,000	142,521
Pend Oreille County Public Utility District No. 1 Box Canyon 5.25%, 1/1/2041	445,000	467,490
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	745,080
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	355,000	354,574
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	465,533
6.38%, 10/1/2033	305,000	323,782
Washington, State Housing Finance Commission Revenue:
Series A, 6.00%, 7/1/2025 (b)	675,000	677,275
Series A, 7.00%, 7/1/2045 (b)	345,000	345,676
Series B, 2.80%, 7/1/2021 (b)	810,000	780,087

		4,302,018

WEST VIRGINIA — 0.0%
West Virginia Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	130,000	142,211

WISCONSIN — 1.4%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	345,258
Public Finance Authority:
4.00%, 8/1/2035	1,140,000	1,075,282
5.00%, 9/1/2030 (b)	600,000	617,190
5.25%, 4/1/2030	775,000	818,594
5.25%, 3/1/2035 (b)	750,000	761,122
5.88%, 4/1/2045	530,000	542,725
Series A, 5.13%, 10/1/2045	415,000	416,776
Series A, 6.20%, 10/1/2042	325,000	343,873
Series A, 7.00%, 5/1/2040 (c)	630,000	459,887
Series A, 8.63%, 6/1/2047 (b)	600,000	682,050
Wisconsin Health & Educational Facilities Authority Revenue:
3.50%, 7/1/2040	615,000	543,931
4.00%, 7/1/2046	160,000	154,370
5.00%, 6/1/2022	750,000	854,280
5.50%, 5/1/2034	350,000	359,684

		7,975,022

TOTAL MUNICIPAL BONDS & NOTES (Cost $549,998,369)		547,573,891

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h) (Cost $441,566)	441,566	$441,566

TOTAL INVESTMENTS — 98.6% (Cost $550,439,935)		548,015,457
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		7,844,980

NET ASSETS — 100.0%		$555,860,437

(a)	Bond is insured by the following:

% of Net Assets
Ambac Financial Group	1.64%
Assured Guaranty Municipal Corp.	0.46%
National Public Finance Guarantee Corp.	0.42%
Assured Guaranty Corp.	0.20%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $8,240,170 representing 1.5% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(f)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$10,214,695	$—		$10,214,695
Alaska	—	3,418,569	—		3,418,569
Arizona	—	10,105,725	—		10,105,725
Arkansas	—	2,268,103	—		2,268,103
California.	—	84,104,718	—		84,104,718
Colorado	—	19,027,516	—		19,027,516
Connecticut	—	5,519,861	—		5,519,861
Delaware	—	735,736	—		735,736
District of Columbia	—	2,720,239	—		2,720,239
Florida	—	27,497,646	0	(a)	27,497,646
Georgia	—	3,956,579	—		3,956,579
Guam	—	4,587,687	—		4,587,687
Hawaii	—	962,490	—		962,490
Idaho	—	554,390	—		554,390
Illinois	—	45,015,036	—		45,015,036
Indiana	—	7,610,954	—		7,610,954
Iowa	—	10,456,868	—		10,456,868
Kansas	—	3,219,963	—		3,219,963
Kentucky	—	4,662,586	—		4,662,586
Louisiana	—	12,936,584	—		12,936,584
Maine	—	3,016,872	—		3,016,872
Maryland	—	5,066,188	—		5,066,188
Massachusetts	—	5,867,203	—		5,867,203
Michigan	—	10,755,847	—		10,755,847
Minnesota	—	6,881,112	—		6,881,112
Mississippi	—	2,631,675	—		2,631,675
Missouri	—	5,908,293	—		5,908,293

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Nebraska	$—	$364,735	$—		$364,735
Nevada	—	2,412,129	—		2,412,129
New Hampshire	—	316,093	—		316,093
New Jersey	—	28,472,907	0	(a)	28,472,907
New Mexico	—	965,141	—		965,141
New York	—	41,518,207	—		41,518,207
North Carolina	—	2,455,865	—		2,455,865
North Dakota	—	836,974	—		836,974
Ohio	—	26,950,689	—		26,950,689
Oklahoma	—	3,716,822	—		3,716,822
Oregon	—	2,336,477	—		2,336,477
Pennsylvania	—	19,974,172	—		19,974,172
Puerto Rico	—	45,345,108	—		45,345,108
Rhode Island	—	956,249	—		956,249
South Carolina	—	8,643,273	—		8,643,273
Tennessee	—	2,345,098	—		2,345,098
Texas	—	34,662,712	—		34,662,712
U. S. Virgin Islands	—	3,406,217	—		3,406,217
Utah	—	1,755,705	—		1,755,705
Virginia	—	8,016,932	—		8,016,932
Washington	—	4,302,018	—		4,302,018
West Virginia	—	142,211	—		142,211
Wisconsin	—	7,975,022	—		7,975,022
Short-Term Investment	441,566	—	—		441,566

TOTAL INVESTMENTS	$441,566	$547,573,891	$0		$548,015,457

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	68,205,084	67,763,518	441,566	$441,566	$11,522

TOTAL		$—				$441,566	$11,522

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.4%
Australia Government Bond:
1.00%, 11/21/2018	AUD	3,643,848	$2,815,952
4.00%, 8/20/2020	AUD	5,622,968	4,820,021
1.25%, 2/21/2022	AUD	3,994,750	3,164,565
3.00%, 9/20/2025	AUD	5,388,980	4,895,343
2.50%, 9/20/2030	AUD	2,755,802	2,537,375
2.00%, 8/21/2035	AUD	2,468,360	2,178,421
1.25%, 8/21/2040	AUD	1,647,680	1,287,899

			21,699,576

BRAZIL — 9.2%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2018	BRL	10,305,305	3,282,843
6.00%, 5/15/2019	BRL	12,676,569	4,074,752
6.00%, 8/15/2020	BRL	2,982,722	966,494
6.00%, 5/15/2021	BRL	14,391,634	4,669,376
6.00%, 8/15/2022	BRL	13,243,286	4,312,986
6.00%, 5/15/2023	BRL	8,709,548	2,849,196
6.00%, 8/15/2024	BRL	10,290,391	3,396,383
6.00%, 8/15/2026	BRL	2,982,722	990,062
6.00%, 8/15/2030	BRL	6,532,161	2,230,357
6.00%, 5/15/2035	BRL	9,842,981	3,397,207
6.00%, 8/15/2040	BRL	6,114,580	2,150,819
6.00%, 5/15/2045	BRL	12,676,569	4,444,930
6.00%, 8/15/2050	BRL	20,133,374	7,159,078
6.00%, 5/15/2055	BRL	3,400,010	1,225,120

			45,149,603

CANADA — 4.6%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	3,307,752	2,867,090
1.50%, 12/1/2044	CAD	3,499,813	3,147,614
2.00%, 12/1/2041	CAD	3,265,189	3,171,124
3.00%, 12/1/2036	CAD	2,872,336	3,103,390
4.00%, 12/1/2031	CAD	3,350,567	3,780,451
4.25%, 12/1/2021	CAD	3,256,993	2,968,745
4.25%, 12/1/2026	CAD	3,302,195	3,451,799

			22,490,213

CHILE — 4.7%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	1,111,821,480	1,727,786
1.50%, 3/1/2026	CLP	979,461,780	1,516,759
2.00%, 3/1/2035	CLP	1,720,761,400	2,752,042
3.00%, 1/1/2020	CLP	661,798,500	1,067,279
3.00%, 1/1/2024	CLP	132,359,700	226,848
3.00%, 3/1/2028	CLP	132,359,700	233,833
3.00%, 1/1/2030	CLP	2,488,362,359	4,458,849
3.00%, 1/1/2042	CLP	158,882,820	299,498
3.00%, 1/1/2044	CLP	2,263,350,870	4,286,774
Bonos del Banco Central de Chile en UF:
3.00%, 7/1/2018	CLP	394,696,650	615,688
3.00%, 2/1/2021	CLP	952,989,840	1,562,374

3.00%, 3/1/2022	CLP	132,359,700	220,881
3.00%, 3/1/2023	CLP	555,910,740	941,559
3.00%, 1/1/2040	CLP	264,719,400	495,889
3.00%, 2/1/2041	CLP	582,382,680	1,093,267
3.00%, 8/1/2018	CLP	767,686,260	1,199,616

			22,698,942

COLOMBIA — 3.1%
Colombian TES:
3.00%, 3/25/2033	COP	7,420,905,000	2,379,781
3.50%, 4/17/2019	COP	6,616,973,625	2,333,408
3.50%, 3/10/2021	COP	11,131,357,500	3,932,685
3.50%, 5/7/2025	COP	5,441,997,000	1,928,202
4.75%, 2/23/2023	COP	9,399,813,000	3,531,185
4.75%, 4/4/2035	COP	2,473,635,000	973,683

			15,078,944

FRANCE — 7.7%
France Government Bond OAT:
0.10%, 3/1/2021	EUR	897,309	1,011,111
0.10%, 7/25/2047 (a)	EUR	800,232	807,243
0.25%, 7/25/2018	EUR	1,954,331	2,156,181
0.25%, 7/25/2024	EUR	2,112,599	2,426,071
0.70%, 7/25/2030 (a)	EUR	1,180,922	1,401,940
1.10%, 7/25/2022	EUR	3,315,960	3,972,945
1.80%, 7/25/2040	EUR	2,123,504	3,140,747
1.85%, 7/25/2027	EUR	2,464,220	3,238,701
2.25%, 7/25/2020	EUR	4,035,884	4,869,456
3.15%, 7/25/2032	EUR	2,100,342	3,370,929
0.10%, 7/25/2021	EUR	496,914	562,864
0.10%, 3/1/2025	EUR	1,206,176	1,363,274
0.10%, 3/1/2028	EUR	602,310	668,297
1.30%, 7/25/2019	EUR	2,248,722	2,568,096
2.10%, 7/25/2023	EUR	2,647,392	3,386,811
3.40%, 7/25/2029	EUR	1,704,863	2,674,579

			37,619,245

GERMANY — 4.5%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond Series I/L, 0.75%, 4/15/2018	EUR	3,861,169	4,220,193
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	4,208,118	4,896,330
0.10%, 4/15/2026	EUR	2,494,824	2,945,502
0.10%, 4/15/2046	EUR	1,424,696	1,777,870
0.50%, 4/15/2030	EUR	2,253,370	2,808,469
1.75%, 4/15/2020	EUR	4,600,536	5,432,993

			22,081,357

ISRAEL — 4.6%
Israel Government Bond — CPI Linked:
0.75%, 10/31/2025	ILS	3,864,845	1,074,174
1.00%, 5/31/2045	ILS	2,984,946	712,084
1.75%, 9/29/2023	ILS	4,356,279	1,308,024
3.50%, 4/30/2018	ILS	9,098,221	2,595,482
4.00%, 5/30/2036	ILS	8,681,081	3,482,304
2.75%, 8/30/2041	ILS	7,709,522	2,672,827
2.75%, 9/30/2022	ILS	4,907,093	1,544,592

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
3.00%, 10/31/2019	ILS	4,417,720	$1,316,298
0.10%, 10/30/2020	ILS	3,681,433	1,018,727
Israel Government Bond — Galil:
4.00%, 7/30/2021	ILS	14,804,928	4,782,004
4.00%, 7/31/2024	ILS	5,483,686	1,897,898

			22,404,414

ITALY — 5.3%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	959,823	1,020,102
1.25%, 9/15/2032 (a)	EUR	1,101,276	1,158,463
1.30%, 5/15/2028 (a)	EUR	400,456	427,470
1.70%, 9/15/2018	EUR	1,773,153	1,976,108
2.10%, 9/15/2021	EUR	2,910,078	3,419,845
2.35%, 9/15/2019	EUR	3,328,410	3,820,078
2.35%, 9/15/2024 (a)	EUR	2,215,862	2,627,760
2.35%, 9/15/2035	EUR	2,396,260	2,972,296
2.55%, 9/15/2041	EUR	1,448,277	1,783,361
2.60%, 9/15/2023	EUR	3,375,538	4,103,751
3.10%, 9/15/2026	EUR	2,072,616	2,606,275

			25,915,509

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
1.40%, 6/10/2018 (b)	JPY	138,176,400	1,308,850
0.10%, 9/10/2023	JPY	171,843,000	1,603,076
0.10%, 3/10/2024	JPY	310,994,600	2,905,370
0.10%, 9/10/2024	JPY	440,785,000	4,141,631
0.10%, 3/10/2025	JPY	835,486,000	7,868,999
0.10%, 3/10/2026	JPY	494,887,750	4,674,409

			22,502,335

MEXICO — 4.6%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	37,658,228	1,876,578
2.50%, 12/10/2020	MXN	44,068,140	2,284,417
4.00%, 6/13/2019	MXN	74,686,912	4,046,956
4.00%, 11/15/2040	MXN	90,568,611	5,088,084
4.00%, 11/8/2046	MXN	44,343,021	2,511,456
4.50%, 12/4/2025	MXN	77,777,405	4,496,220
4.50%, 11/22/2035	MXN	39,851,613	2,390,634

			22,694,345

NEW ZEALAND — 1.3%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,734,656	2,625,977
3.00%, 9/20/2030	NZD	2,636,955	2,035,282
2.50%, 9/20/2035	NZD	2,483,920	1,785,870

			6,447,129

SOUTH AFRICA — 4.3%
South Africa Government Bond — CPI Linked:
2.00%, 1/31/2025	ZAR	24,369,471	1,776,000
1.88%, 3/31/2029	ZAR	3,605,406	256,414
1.88%, 2/28/2033	ZAR	8,729,394	611,806
2.25%, 1/31/2038	ZAR	23,055,683	1,705,309
2.50%, 3/31/2046	ZAR	19,666,525	1,512,766
2.50%, 12/31/2050	ZAR	32,171,075	2,482,877
5.50%, 12/7/2023	ZAR	47,112,764	4,189,998

3.45%, 12/7/2033	ZAR	45,548,263	3,945,986
2.60%, 3/31/2028	ZAR	30,081,942	2,288,791
2.75%, 1/31/2022	ZAR	29,388,272	2,229,616

			20,999,563

SOUTH KOREA — 1.3%
Inflation Linked Korea Treasury Bond:
2.75%, 6/10/2020	KRW	861,140,267	826,670
1.50%, 6/10/2021	KRW	2,873,349,600	2,659,075
1.13%, 6/10/2023	KRW	1,148,378,000	1,045,647
1.75%, 6/10/2025	KRW	1,171,099,200	1,087,700
1.00%, 6/10/2026	KRW	971,330,500	846,056

			6,465,148

SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	2,004,983	2,252,439
0.55%, 11/30/2019 (a)	EUR	6,172,140	6,905,791
1.00%, 11/30/2030 (a)	EUR	3,653,103	3,999,893
1.80%, 11/30/2024 (a)	EUR	7,557,108	9,096,446

			22,254,569

SWEDEN — 3.4%
Sweden Inflation Linked Bond:
4.00%, 12/1/2020	SEK	30,255,185	4,189,275
3.50%, 12/1/2028	SEK	25,658,685	4,522,654
0.25%, 6/1/2022	SEK	20,047,225	2,517,305
1.00%, 6/1/2025	SEK	15,934,222	2,177,851
0.13%, 6/1/2019	SEK	15,166,635	1,793,191
0.13%, 6/1/2026	SEK	9,666,357	1,240,136

			16,440,412

TURKEY — 4.6%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	6,868,175	1,710,608
2.00%, 10/26/2022	TRY	8,256,853	2,189,795
2.00%, 9/18/2024	TRY	5,388,600	1,409,427
2.00%, 4/16/2025	TRY	6,117,963	1,594,990
2.40%, 5/8/2024	TRY	3,803,384	1,024,464
2.70%, 1/14/2026	TRY	5,428,511	1,490,972
2.80%, 11/8/2023	TRY	4,225,284	1,167,924
3.00%, 1/6/2021	TRY	6,651,019	1,851,945
3.00%, 7/21/2021	TRY	8,248,354	2,300,792
3.00%, 2/23/2022	TRY	7,745,811	2,164,228
3.00%, 8/2/2023	TRY	6,308,297	1,767,255
3.50%, 2/20/2019	TRY	5,757,312	1,610,210
4.00%, 4/1/2020	TRY	7,566,087	2,159,721

			22,442,331

UNITED KINGDOM — 22.7%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	1,408,783	1,933,254
0.13%, 3/22/2024	GBP	2,615,863	3,878,452
0.13%, 3/22/2026	GBP	1,336,803	2,030,396
0.13%, 3/22/2029	GBP	2,516,603	4,007,355
0.13%, 11/22/2036	GBP	817,018	1,472,868
0.13%, 3/22/2044	GBP	2,628,984	5,318,973
0.13%, 3/22/2046	GBP	2,060,220	4,294,691

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

0.13%, 11/22/2056	GBP	401,008	$1,005,685
0.13%, 3/22/2058	GBP	1,675,999	4,345,011
0.13%, 11/22/2065	GBP	1,019,650	3,060,602
0.13%, 3/22/2068	GBP	1,861,090	5,910,372
0.25%, 3/22/2052	GBP	1,755,344	4,212,160
0.38%, 3/22/2062	GBP	1,998,703	6,026,609
0.50%, 3/22/2050	GBP	1,742,132	4,265,703
0.63%, 3/22/2040	GBP	2,575,524	5,388,064
0.63%, 11/22/2042	GBP	2,187,258	4,813,896
0.75%, 3/22/2034	GBP	2,349,872	4,421,647
0.75%, 11/22/2047	GBP	2,300,616	5,678,355
1.13%, 11/22/2037	GBP	2,192,763	4,721,155
1.25%, 11/22/2027	GBP	2,668,278	4,623,048
1.25%, 11/22/2032	GBP	2,629,266	5,132,942
1.25%, 11/22/2055	GBP	1,727,050	5,595,312
1.88%, 11/22/2022	GBP	2,866,531	4,575,825
2.00%, 1/26/2035	GBP	1,949,957	4,341,561
2.50%, 4/16/2020	GBP	3,186,856	4,676,770
2.50%, 7/17/2024	GBP	1,155,318	1,979,509
4.13%, 7/22/2030	GBP	1,434,604	3,420,397

			111,130,612

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $482,154,309)			486,514,247

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $259,457)		259,457	259,457

TOTAL INVESTMENTS — 99.6% (Cost $482,413,766)			486,773,704
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			1,890,343

NET ASSETS — 100.0%			$488,664,047

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.6% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $1,308,850, representing 0.3% of the Fund’s net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$21,699,576	$—	$21,699,576
Brazil	—	45,149,603	—	45,149,603
Canada	—	22,490,213	—	22,490,213
Chile	—	22,698,942	—	22,698,942
Colombia	—	15,078,944	—	15,078,944
France	—	37,619,245	—	37,619,245
Germany	—	22,081,357	—	22,081,357
Israel	—	22,404,414	—	22,404,414
Italy	—	25,915,509	—	25,915,509

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Japan	$—	$22,502,335	$—	$22,502,335
Mexico	—	22,694,345	—	22,694,345
New Zealand	—	6,447,129	—	6,447,129
South Africa	—	20,999,563	—	20,999,563
South Korea	—	6,465,148	—	6,465,148
Spain	—	22,254,569	—	22,254,569
Sweden	—	16,440,412	—	16,440,412
Turkey	—	22,442,331	—	22,442,331
United Kingdom	—	111,130,612	—	111,130,612
Short-Term Investment	259,457	—	—	259,457

TOTAL INVESTMENTS	$259,457	$486,514,247	$—	$486,773,704

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	172,858	$172,858	30,723,870	30,896,728	—	$—	$877
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	100,892,468	100,633,011	259,457	259,457	2,868

TOTAL		$172,858				$259,457	$3,745

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.0%
AUSTRALIA — 4.1%
Australia Government Bond:
2.75%, 10/21/2019	AUD	3,600,000	$2,808,185
3.25%, 10/21/2018	AUD	2,620,000	2,046,502
5.25%, 3/15/2019	AUD	3,255,000	2,648,057

			7,502,744

AUSTRIA — 3.1%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,250,000	1,366,063
1.15%, 10/19/2018 (a)	EUR	1,090,000	1,198,470
1.95%, 6/18/2019 (a)	EUR	1,100,000	1,243,095
4.35%, 3/15/2019 (a)	EUR	1,600,000	1,877,965

			5,685,593

BELGIUM — 3.5%
Belgium Government Bond:
1.25%, 6/22/2018	EUR	1,800,000	1,967,798
3.00%, 9/28/2019	EUR	1,900,000	2,211,648
4.00%, 3/28/2019	EUR	1,920,000	2,240,698

			6,420,144

CANADA — 4.7%
Canadian Government Bond:
0.25%, 5/1/2018	CAD	1,150,000	858,406
0.50%, 8/1/2018	CAD	1,125,000	841,331
0.50%, 11/1/2018	CAD	880,000	657,435
0.50%, 2/1/2019	CAD	1,100,000	820,928
0.75%, 5/1/2019	CAD	600,000	449,511
1.25%, 9/1/2018	CAD	550,000	415,503
1.50%, 3/1/2020	CAD	1,200,000	915,865
1.75%, 3/1/2019	CAD	900,000	687,439
1.75%, 9/1/2019	CAD	1,200,000	919,951
3.75%, 6/1/2019	CAD	1,300,000	1,036,471
4.25%, 6/1/2018	CAD	1,050,000	819,695

			8,422,535

CHILE — 0.0% (b)
Bonos del Banco Central de Chile en Pesos Series 10YR, 6.00%, 6/1/2018	CLP	40,000,000	62,467

CZECH REPUBLIC — 1.2%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	9,200,000	366,671
Zero Coupon, 2/10/2020	CZK	5,800,000	229,326
1.50%, 10/29/2019	CZK	13,000,000	536,182
4.60%, 8/18/2018	CZK	10,000,000	423,787
5.00%, 4/11/2019	CZK	15,200,000	667,166

			2,223,132

DENMARK — 1.8%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	8,385,000	1,222,852
4.00%, 11/15/2019	DKK	12,500,000	2,008,018

			3,230,870

FINLAND — 0.9%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	700,000	$768,652
4.38%, 7/4/2019 (a)	EUR	740,000	880,752

			1,649,404

FRANCE — 5.6%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	600,000	647,441
0.50%, 11/25/2019	EUR	1,300,000	1,422,227
1.00%, 5/25/2018	EUR	850,000	924,456
1.00%, 11/25/2018	EUR	700,000	766,739
1.00%, 5/25/2019	EUR	830,000	914,686
3.75%, 10/25/2019	EUR	1,170,000	1,384,124
4.00%, 4/25/2018	EUR	1,000,000	1,120,289
4.25%, 10/25/2018	EUR	1,000,000	1,148,547
4.25%, 4/25/2019	EUR	1,120,000	1,314,077
8.50%, 10/25/2019	EUR	350,000	459,728

			10,102,314

GERMANY — 4.6%
Federal Republic of Germany:
Zero Coupon, 6/15/2018	EUR	450,000	485,557
Zero Coupon, 9/14/2018	EUR	400,000	432,545
Zero Coupon, 12/14/2018	EUR	500,000	541,786
0.25%, 4/13/2018	EUR	550,000	594,259
0.25%, 10/11/2019	EUR	630,000	690,419
0.50%, 4/12/2019	EUR	700,000	767,796
1.00%, 10/12/2018	EUR	550,000	604,306
1.00%, 2/22/2019	EUR	600,000	663,414
3.25%, 1/4/2020	EUR	950,000	1,128,409
3.50%, 7/4/2019	EUR	765,000	897,170
3.75%, 1/4/2019	EUR	750,000	866,255
4.25%, 7/4/2018	EUR	650,000	738,998

			8,410,914

HONG KONG — 0.3%
Hong Kong Government Bond Programme:
1.06%, 2/5/2020	HKD	1,000,000	128,543
1.47%, 2/20/2019	HKD	2,150,000	279,604
2.93%, 1/13/2020	HKD	1,000,000	135,020

			543,167

IRELAND — 2.2%
Ireland Government Bond:
4.40%, 6/18/2019	EUR	1,000,000	1,181,802
4.50%, 10/18/2018	EUR	1,360,000	1,563,493
5.90%, 10/18/2019	EUR	1,050,000	1,301,083

			4,046,378

ISRAEL — 1.6%
Israel Government Bond:
0.50%, 10/31/2018	ILS	430,000	118,890
2.25%, 5/31/2019	ILS	2,400,000	687,426
5.00%, 1/31/2020	ILS	4,300,000	1,332,706
6.00%, 2/28/2019	ILS	2,550,000	778,318

			2,917,340

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

ITALY — 6.4%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	550,000	$584,135
3.50%, 6/1/2018	EUR	600,000	668,783
Italy Certificati di Credito del Tesoro Zero Coupon, 12/28/2018	EUR	500,000	534,630
Republic of Italy:
0.10%, 4/15/2019	EUR	600,000	641,564
0.25%, 5/15/2018	EUR	500,000	537,295
0.30%, 10/15/2018	EUR	350,000	376,439
1.05%, 12/1/2019	EUR	700,000	762,793
1.50%, 8/1/2019	EUR	600,000	660,051
2.50%, 5/1/2019	EUR	620,000	695,095
3.50%, 12/1/2018	EUR	800,000	904,969
4.25%, 2/1/2019	EUR	900,000	1,035,611
4.25%, 9/1/2019	EUR	700,000	819,218
4.25%, 3/1/2020	EUR	700,000	832,238
4.50%, 8/1/2018	EUR	800,000	907,899
4.50%, 3/1/2019	EUR	570,000	660,659
4.50%, 2/1/2020	EUR	750,000	895,374

			11,516,753

JAPAN — 22.3%
Government of Japan 2 Year Bond:
0.10%, 4/15/2018	JPY	135,000,000	1,216,127
0.10%, 5/15/2018	JPY	120,000,000	1,081,217
0.10%, 7/15/2018	JPY	50,000,000	450,682
0.10%, 8/15/2018	JPY	50,000,000	450,830
0.10%, 9/15/2018	JPY	100,000,000	901,822
0.10%, 10/15/2018	JPY	40,000,000	360,844
0.10%, 11/15/2018	JPY	110,000,000	992,636
0.10%, 12/15/2018	JPY	50,000,000	451,337
0.10%, 2/15/2019	JPY	65,000,000	586,890
0.10%, 3/15/2019	JPY	50,000,000	451,490
Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	100,000,000	903,338
0.10%, 9/20/2019	JPY	70,000,000	632,701
0.10%, 12/20/2019	JPY	530,000,000	4,793,116
0.10%, 3/20/2020	JPY	100,000,000	904,891
0.20%, 9/20/2018	JPY	150,000,000	1,354,806
0.20%, 12/20/2018	JPY	330,000,000	2,983,889
0.20%, 3/20/2019	JPY	255,000,000	2,306,831
0.20%, 6/20/2019	JPY	150,000,000	1,357,996
0.20%, 9/20/2019	JPY	178,000,000	1,612,815
0.30%, 6/20/2018	JPY	200,000,000	1,806,731
0.30%, 9/20/2018	JPY	100,000,000	904,523
0.40%, 6/20/2018	JPY	100,000,000	904,451
Government of Japan 10 Year Bond:
1.30%, 12/20/2018	JPY	200,000,000	1,842,071
1.30%, 3/20/2019	JPY	150,000,000	1,386,077
1.30%, 9/20/2019	JPY	70,000,000	651,352
1.30%, 12/20/2019	JPY	75,000,000	700,287
1.40%, 12/20/2018	JPY	150,000,000	1,383,869
1.40%, 6/20/2019	JPY	25,000,000	232,328

1.40%, 9/20/2019	JPY	100,000,000	$932,657
1.40%, 3/20/2020	JPY	100,000,000	939,343
1.50%, 6/20/2018	JPY	100,000,000	916,611
1.50%, 9/20/2018	JPY	150,000,000	1,380,665
1.50%, 3/20/2019	JPY	100,000,000	927,587
1.50%, 6/20/2019	JPY	100,000,000	931,302
Government of Japan 20 Year Bond:
2.40%, 3/20/2020	JPY	50,000,000	482,971
2.90%, 9/20/2019	JPY	30,000,000	289,791

			40,406,874

MALAYSIA — 2.2%
Malaysia Government Bond:
3.58%, 9/28/2018	MYR	2,850,000	645,251
3.65%, 10/31/2019	MYR	2,500,000	564,598
3.76%, 3/15/2019	MYR	2,250,000	510,868
4.38%, 11/29/2019	MYR	2,000,000	460,035
5.73%, 7/30/2019	MYR	700,000	165,498
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	2,250,000	508,871
3.56%, 4/30/2019	MYR	2,000,000	450,787
3.87%, 8/30/2018	MYR	1,150,000	261,019
3.91%, 8/13/2019	MYR	800,000	181,598
4.30%, 10/31/2018	MYR	1,000,000	228,441

			3,976,966

MEXICO — 3.0%
Mexican Bonos:
4.75%, 6/14/2018	MXN	27,800,000	1,445,134
5.00%, 12/11/2019	MXN	36,500,000	1,856,051
8.50%, 12/13/2018	MXN	39,700,000	2,167,062

			5,468,247

NETHERLANDS — 4.5%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a)	EUR	950,000	1,022,952
0.25%, 1/15/2020	EUR	1,850,000	2,026,938
1.25%, 1/15/2019 (a)	EUR	1,525,000	1,687,517
4.00%, 7/15/2018 (a)	EUR	1,475,000	1,673,306
4.00%, 7/15/2019 (a)	EUR	1,425,000	1,687,121

			8,097,834

NEW ZEALAND — 0.7%
New Zealand Government Bond Series 319, 5.00%, 3/15/2019	NZD	1,800,000	1,326,003

NORWAY — 0.9%
Norway Government Bond
4.50%, 5/22/2019 (a)	NOK	12,280,000	1,547,004

POLAND — 2.7%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	4,000,000	980,326
Zero Coupon, 4/25/2019	PLN	1,750,000	422,724
2.50%, 7/25/2018	PLN	3,850,000	981,558
3.25%, 7/25/2019	PLN	3,300,000	854,329
3.75%, 4/25/2018	PLN	2,970,000	765,778

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

5.50%, 10/25/2019	PLN	3,200,000	$873,687

			4,878,402

RUSSIA — 0.8%
Russian Federal Bond — OFZ:
6.70%, 5/15/2019	RUB	30,000,000	516,351
6.80%, 12/11/2019	RUB	25,000,000	429,920
7.50%, 2/27/2019	RUB	25,000,000	438,825

			1,385,096

SINGAPORE — 1.6%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	925,000	658,284
1.63%, 10/1/2019	SGD	740,000	532,664
2.50%, 6/1/2019	SGD	1,430,000	1,049,274
4.00%, 9/1/2018	SGD	855,000	636,493

			2,876,715

SLOVAKIA — 0.4%
Slovakia Government Bond 1.50%, 11/28/2018	EUR	590,000	649,965

SLOVENIA — 0.2%
Slovenia Government Bond:
4.13%, 1/26/2020	EUR	200,000	239,989
4.38%, 2/6/2019	EUR	150,000	174,320

			414,309

SOUTH AFRICA — 0.6%
South Africa Government Bond:
7.25%, 1/15/2020	ZAR	8,500,000	625,674
8.00%, 12/21/2018	ZAR	7,180,000	538,416

			1,164,090

SOUTH KOREA — 4.0%
Korea Treasury Bond:
1.25%, 12/10/2019	KRW	500,000,000	442,276
1.50%, 6/10/2019	KRW	1,150,000,000	1,025,611
1.63%, 6/10/2018	KRW	1,300,000,000	1,163,882
1.75%, 12/10/2018	KRW	1,700,000,000	1,524,559
2.75%, 9/10/2019	KRW	500,000,000	458,730
3.13%, 3/10/2019	KRW	755,000,000	694,550
3.25%, 9/10/2018	KRW	1,000,000,000	915,651
5.75%, 9/10/2018	KRW	1,050,000,000	994,513

			7,219,772

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	830,000	892,890
0.25%, 1/31/2019	EUR	825,000	888,916
1.40%, 1/31/2020	EUR	800,000	891,638
2.75%, 4/30/2019	EUR	1,000,000	1,134,632
3.75%, 10/31/2018	EUR	1,000,000	1,137,787
4.10%, 7/30/2018 (a)	EUR	890,000	1,006,588
4.30%, 10/31/2019 (a)	EUR	1,050,000	1,250,008
4.60%, 7/30/2019 (a)	EUR	950,000	1,127,468

			8,329,927

SWEDEN — 1.0%
Kingdom of Sweden 4.25%, 3/12/2019	SEK	14,165,000	1,736,852

SWITZERLAND — 0.5%
Switzerland Government Bond 3.00%, 5/12/2019	CHF	910,000	$984,231

THAILAND — 1.5%
Thailand Government Bond:
3.45%, 3/8/2019	THB	19,100,000	575,044
3.88%, 6/13/2019	THB	43,300,000	1,320,861
5.50%, 8/13/2019	THB	17,500,000	554,550
5.63%, 1/12/2019	THB	6,700,000	208,604

			2,659,059

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	1,300,000	1,649,530
1.75%, 7/22/2019	GBP	1,070,000	1,388,299
3.75%, 9/7/2019	GBP	1,150,000	1,564,593
4.50%, 3/7/2019	GBP	1,380,000	1,871,973
4.75%, 3/7/2020	GBP	1,200,000	1,702,776

			8,177,171

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $176,721,808)			174,032,272

SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $3,279,866)		3,279,866	3,279,866

TOTAL INVESTMENTS —97.8% (Cost $180,001,674)			177,312,138
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			4,023,638

NET ASSETS — 100.0%			$181,335,776

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.1% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$7,502,744	$—	$7,502,744
Austria	—	5,685,593	—	5,685,593
Belgium	—	6,420,144	—	6,420,144
Canada	—	8,422,535	—	8,422,535
Chile	—	62,467	—	62,467
Czech Republic	—	2,223,132	—	2,223,132
Denmark	—	3,230,870	—	3,230,870
Finland	—	1,649,404	—	1,649,404
France	—	10,102,314	—	10,102,314
Germany	—	8,410,914	—	8,410,914
Hong Kong	—	543,167	—	543,167
Ireland	—	4,046,378	—	4,046,378
Israel	—	2,917,340	—	2,917,340
Italy	—	11,516,753	—	11,516,753
Japan	—	40,406,874	—	40,406,874
Malaysia	—	3,976,966	—	3,976,966
Mexico	—	5,468,247	—	5,468,247
Netherlands	—	8,097,834	—	8,097,834
New Zealand	—	1,326,003	—	1,326,003
Norway	—	1,547,004	—	1,547,004
Poland	—	4,878,402	—	4,878,402
Russia	—	1,385,096	—	1,385,096
Singapore	—	2,876,715	—	2,876,715
Slovakia	—	649,965	—	649,965
Slovenia	—	414,309	—	414,309
South Africa	—	1,164,090	—	1,164,090
South Korea	—	7,219,772	—	7,219,772
Spain	—	8,329,927	—	8,329,927
Sweden	—	1,736,852	—	1,736,852
Switzerland	—	984,231	—	984,231
Thailand	—	2,659,059	—	2,659,059
United Kingdom	—	8,177,171	—	8,177,171
Short-Term Investment	3,279,866	—	—	3,279,866

TOTAL INVESTMENTS	$3,279,866	$174,032,272	$—	$177,312,138

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,750,470	$1,750,470	20,220,757	21,971,227	—	$—	$2,882
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	17,318,469	14,038,603	3,279,866	3,279,866	2,512

TOTAL		$1,750,470				$3,279,866	$5,394

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 4.5%
Australia Government Bond:
1.75%, 11/21/2020	AUD	3,330,000	$2,515,210
2.75%, 10/21/2019	AUD	3,745,000	2,921,292
2.75%, 4/21/2024	AUD	4,750,000	3,683,756
2.75%, 11/21/2027	AUD	1,200,000	913,935
2.75%, 11/21/2028	AUD	260,000	196,667
2.75%, 6/21/2035	AUD	844,000	600,578
3.25%, 10/21/2018	AUD	1,975,000	1,542,688
3.25%, 4/21/2025	AUD	4,450,000	3,557,871
3.25%, 4/21/2029	AUD	2,525,000	2,001,306
3.25%, 6/21/2039	AUD	800,000	594,903
3.75%, 4/21/2037	AUD	1,321,000	1,071,477
4.25%, 4/21/2026	AUD	5,175,000	4,453,072
4.50%, 4/15/2020	AUD	4,200,000	3,446,548
4.50%, 4/21/2033	AUD	2,000,000	1,796,281
4.75%, 4/21/2027	AUD	4,625,000	4,159,534
5.25%, 3/15/2019	AUD	4,000,000	3,254,140
5.50%, 4/21/2023	AUD	4,500,000	4,039,435
5.75%, 5/15/2021	AUD	4,700,000	4,100,511
5.75%, 7/15/2022	AUD	3,650,000	3,267,226
Series 148, 2.75%, 11/21/2027	AUD	1,900,000	1,447,064
Series 149, 2.25%, 5/21/2028	AUD	2,410,000	1,741,048
Series 150, 3.00%, 3/21/2047	AUD	1,300,000	880,808

			52,185,350

AUSTRIA — 3.1%
Austria Government Bond:
Zero Coupon, 7/15/2023 (a)	EUR	500,000	534,619
0.25%, 10/18/2019 (a)	EUR	1,100,000	1,202,136
0.75%, 10/20/2026 (a)	EUR	1,775,000	1,935,296
1.15%, 10/19/2018 (a)	EUR	975,000	1,072,026
1.20%, 10/20/2025 (a)	EUR	1,500,000	1,718,979
1.50%, 2/20/2047 (a)	EUR	600,000	648,165
1.50%, 11/2/2086 (a)	EUR	400,000	374,498
1.65%, 10/21/2024 (a)	EUR	1,800,000	2,134,657
1.75%, 10/20/2023 (a)	EUR	1,950,000	2,324,513
1.95%, 6/18/2019 (a)	EUR	1,000,000	1,130,086
2.40%, 5/23/2034 (a)	EUR	1,050,000	1,365,197
3.15%, 6/20/2044 (a)	EUR	875,000	1,315,413
3.40%, 11/22/2022 (a)	EUR	1,625,000	2,086,543
3.50%, 9/15/2021 (a)	EUR	2,650,000	3,320,503
3.65%, 4/20/2022 (a)	EUR	1,384,000	1,771,127
3.80%, 1/26/2062 (a)	EUR	590,000	1,074,405
3.90%, 7/15/2020 (a)	EUR	2,250,000	2,756,587
4.15%, 3/15/2037 (a)	EUR	1,825,000	2,991,330
4.35%, 3/15/2019 (a)	EUR	1,250,000	1,467,160
4.85%, 3/15/2026 (a)	EUR	1,550,000	2,312,035
6.25%, 7/15/2027	EUR	1,370,000	2,308,776

			35,844,051

BELGIUM — 4.4%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	500,000	536,698

0.80%, 6/22/2025 (a)	EUR	2,300,000	2,517,279
Series 81, 0.80%, 6/22/2027 (a)	EUR	800,000	851,723
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,850,000	2,037,435
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,350,397
1.25%, 6/22/2018	EUR	1,500,000	1,639,831
1.60%, 6/22/2047 (a)	EUR	850,000	855,934
1.90%, 6/22/2038 (a)	EUR	800,000	908,728
Series 80, 2.15%, 6/22/2066 (a)	EUR	350,000	370,835
2.25%, 6/22/2023	EUR	1,730,000	2,103,485
2.60%, 6/22/2024 (a)	EUR	2,125,000	2,646,558
3.00%, 9/28/2019	EUR	1,725,000	2,007,943
3.00%, 6/22/2034 (a)	EUR	1,000,000	1,347,772
3.75%, 9/28/2020 (a)	EUR	2,600,000	3,189,867
3.75%, 6/22/2045	EUR	1,550,000	2,389,214
4.00%, 3/28/2019	EUR	2,100,000	2,450,764
4.00%, 3/28/2022	EUR	1,875,000	2,426,240
4.00%, 3/28/2032	EUR	1,210,000	1,792,001
4.25%, 9/28/2021 (a)	EUR	2,325,000	2,997,820
4.25%, 9/28/2022	EUR	2,190,000	2,901,377
4.25%, 3/28/2041 (a)	EUR	2,050,000	3,347,060
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,726,512
5.00%, 3/28/2035 (a)	EUR	2,477,000	4,216,209
5.50%, 3/28/2028	EUR	2,625,000	4,195,579

			50,807,261

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	550,000	467,115
Canadian Government Bond:
0.25%, 5/1/2018	CAD	2,650,000	1,978,067
0.50%, 8/1/2018	CAD	2,250,000	1,682,662
0.50%, 11/1/2018	CAD	2,550,000	1,905,067
0.50%, 2/1/2019	CAD	1,800,000	1,343,336
0.50%, 3/1/2022	CAD	2,500,000	1,818,318
0.75%, 9/1/2020	CAD	2,575,000	1,917,971
0.75%, 3/1/2021	CAD	2,440,000	1,810,318
0.75%, 9/1/2021	CAD	2,075,000	1,534,145
1.00%, 6/1/2027	CAD	1,000,000	697,859
1.25%, 9/1/2018	CAD	1,750,000	1,322,056
1.50%, 3/1/2020	CAD	2,900,000	2,213,342
1.50%, 6/1/2023	CAD	2,750,000	2,083,331
1.50%, 6/1/2026	CAD	2,150,000	1,592,772
1.75%, 3/1/2019	CAD	2,300,000	1,756,788
1.75%, 9/1/2019	CAD	2,150,000	1,648,245
2.25%, 6/1/2025	CAD	1,850,000	1,462,744
2.50%, 6/1/2024	CAD	2,175,000	1,748,171
2.75%, 6/1/2022	CAD	1,920,000	1,552,297
2.75%, 12/1/2048	CAD	1,825,000	1,500,478
3.25%, 6/1/2021	CAD	2,350,000	1,919,523
3.50%, 6/1/2020	CAD	2,500,000	2,025,438
3.50%, 12/1/2045	CAD	2,545,000	2,361,288
3.75%, 6/1/2019	CAD	3,195,000	2,547,328
4.00%, 6/1/2041	CAD	2,300,000	2,247,900
4.25%, 6/1/2018	CAD	2,150,000	1,678,423
5.00%, 6/1/2037	CAD	2,150,000	2,317,515

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

5.75%, 6/1/2029	CAD	1,800,000	$1,906,544
5.75%, 6/1/2033	CAD	2,000,000	2,236,569
Series VW17, 8.00%, 6/1/2027	CAD	1,000,000	1,184,816

			52,460,426

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 6/1/2020	CLP	165,000,000	257,057
Series 5YR, 4.50%, 4/1/2020	CLP	90,000,000	140,001
6.00%, 3/1/2022	CLP	110,000,000	183,885
Series 10YR, 6.00%, 2/1/2021	CLP	50,000,000	81,832
Chile Government International Bond 5.50%, 8/5/2020	CLP	125,000,000	198,911

			861,686

CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	9,870,000	393,374
Series 8Y, 0.45%, 10/25/2023	CZK	4,870,000	192,362
0.95%, 5/15/2030	CZK	6,000,000	228,466
Series 11Y, 1.00%, 6/26/2026	CZK	4,950,000	196,968
1.50%, 10/29/2019	CZK	13,000,000	536,182
2.40%, 9/17/2025	CZK	7,700,000	343,672
2.50%, 8/25/2028	CZK	8,910,000	403,778
3.75%, 9/12/2020	CZK	12,000,000	534,124
3.85%, 9/29/2021	CZK	12,720,000	586,762
4.20%, 12/4/2036	CZK	4,600,000	268,995
4.60%, 8/18/2018	CZK	12,200,000	517,020
4.70%, 9/12/2022	CZK	11,670,000	573,707
4.85%, 11/26/2057	CZK	2,000,000	129,457
5.00%, 4/11/2019	CZK	13,500,000	592,549
5.70%, 5/25/2024	CZK	14,500,000	783,300

			6,280,716

DENMARK — 1.4%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	9,080,000	1,324,209
Series 10Y, 0.50%, 11/15/2027	DKK	800,000	113,499
1.50%, 11/15/2023	DKK	6,035,000	951,280
1.75%, 11/15/2025	DKK	15,160,000	2,446,968
3.00%, 11/15/2021	DKK	16,500,000	2,727,759
4.00%, 11/15/2019	DKK	13,350,000	2,144,564
4.50%, 11/15/2039	DKK	21,120,000	5,121,503
7.00%, 11/10/2024	DKK	3,600,000	788,085

			15,617,867

FINLAND — 1.3%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	200,000	215,663
Zero Coupon, 9/15/2023 (a)	EUR	650,000	691,235

0.38%, 9/15/2020 (a)	EUR	900,000	989,475
0.50%, 4/15/2026 (a)	EUR	731,000	785,443
0.75%, 4/15/2031 (a)	EUR	800,000	846,421
0.88%, 9/15/2025 (a)	EUR	763,000	850,619
1.13%, 9/15/2018 (a)	EUR	715,000	785,123
1.50%, 4/15/2023 (a)	EUR	700,000	817,627
1.63%, 9/15/2022 (a)	EUR	850,000	995,331
2.00%, 4/15/2024 (a)	EUR	865,000	1,045,294
2.63%, 7/4/2042 (a)	EUR	950,000	1,350,921
2.75%, 7/4/2028 (a)	EUR	800,000	1,054,045
3.38%, 4/15/2020 (a)	EUR	1,100,000	1,316,078
3.50%, 4/15/2021 (a)	EUR	975,000	1,206,153
4.00%, 7/4/2025 (a)	EUR	1,192,000	1,663,876
4.38%, 7/4/2019 (a)	EUR	700,000	833,144

			15,446,448

FRANCE — 6.9%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	900,000	971,162
Zero Coupon, 5/25/2020	EUR	1,250,000	1,349,047
Zero Coupon, 5/25/2021	EUR	1,350,000	1,449,832
Zero Coupon, 5/25/2022	EUR	600,000	637,651
0.25%, 11/25/2020	EUR	1,500,000	1,630,263
0.25%, 11/25/2026	EUR	1,400,000	1,398,795
0.50%, 11/25/2019	EUR	1,250,000	1,367,526
0.50%, 5/25/2025	EUR	2,150,000	2,263,429
0.50%, 5/25/2026	EUR	1,350,000	1,394,932
1.00%, 5/25/2018	EUR	950,000	1,033,215
1.00%, 11/25/2018	EUR	1,100,000	1,204,875
1.00%, 5/25/2019	EUR	1,450,000	1,597,946
1.00%, 11/25/2025	EUR	1,325,000	1,442,095
1.25%, 5/25/2036 (a)	EUR	975,000	970,771
1.50%, 5/25/2031	EUR	1,300,000	1,411,894
1.75%, 5/25/2023	EUR	1,750,000	2,035,468
1.75%, 11/25/2024	EUR	1,750,000	2,034,195
1.75%, 6/25/2039 (a)	EUR	900,000	960,252
1.75%, 5/25/2066 (a)	EUR	300,000	276,103
2.25%, 10/25/2022	EUR	1,500,000	1,786,897
2.25%, 5/25/2024	EUR	1,700,000	2,043,332
2.50%, 10/25/2020	EUR	1,750,000	2,052,500
2.50%, 5/25/2030	EUR	1,500,000	1,838,543
2.75%, 10/25/2027	EUR	1,800,000	2,246,696
3.00%, 4/25/2022	EUR	2,650,000	3,250,496
3.25%, 10/25/2021	EUR	1,700,000	2,090,620
3.25%, 5/25/2045	EUR	1,400,000	1,907,454
3.50%, 4/25/2020	EUR	2,150,000	2,567,639
3.50%, 4/25/2026	EUR	2,200,000	2,897,543
3.75%, 10/25/2019	EUR	2,150,000	2,543,475
3.75%, 4/25/2021	EUR	2,000,000	2,475,990
4.00%, 4/25/2018	EUR	1,575,000	1,764,455
4.00%, 10/25/2038	EUR	1,250,000	1,888,410
4.00%, 4/25/2055	EUR	700,000	1,114,530
4.00%, 4/25/2060	EUR	500,000	808,793
4.25%, 10/25/2018	EUR	1,600,000	1,837,674
4.25%, 4/25/2019	EUR	1,900,000	2,229,238
4.25%, 10/25/2023	EUR	2,250,000	3,010,423
4.50%, 4/25/2041	EUR	1,450,000	2,358,993
4.75%, 4/25/2035	EUR	1,300,000	2,089,876

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

5.50%, 4/25/2029	EUR	1,550,000	$2,465,337
5.75%, 10/25/2032	EUR	1,500,000	2,577,508
6.00%, 10/25/2025	EUR	1,400,000	2,155,074
8.50%, 10/25/2019	EUR	400,000	525,404
8.50%, 4/25/2023	EUR	800,000	1,278,249

			79,234,600

GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 8/15/2026	EUR	1,125,000	1,174,558
0.25%, 2/15/2027	EUR	1,000,000	1,061,803
Series 98, 4.75%, 7/4/2028	EUR	600,000	947,707
Series 94, 6.25%, 1/4/2024	EUR	200,000	307,116
Federal Republic of Germany:
Zero Coupon, 6/15/2018	EUR	700,000	755,311
Zero Coupon, 9/14/2018	EUR	650,000	702,886
Zero Coupon, 12/14/2018	EUR	600,000	650,143
Zero Coupon, 4/17/2020	EUR	1,000,000	1,091,272
Zero Coupon, 4/9/2021	EUR	900,000	983,487
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	819,566
Series 175, Zero Coupon, 4/8/2022	EUR	300,000	327,064
0.25%, 4/13/2018	EUR	500,000	540,235
0.25%, 10/11/2019	EUR	550,000	602,747
0.25%, 10/16/2020	EUR	650,000	716,265
0.50%, 4/12/2019	EUR	1,000,000	1,096,851
0.50%, 2/15/2025	EUR	1,250,000	1,388,409
0.50%, 2/15/2026	EUR	1,173,000	1,291,971
1.00%, 10/12/2018	EUR	800,000	878,990
1.00%, 2/22/2019	EUR	1,000,000	1,105,690
1.00%, 8/15/2024	EUR	775,000	894,202
1.00%, 8/15/2025	EUR	1,108,000	1,276,468
1.50%, 9/4/2022	EUR	900,000	1,059,711
1.50%, 2/15/2023	EUR	800,000	945,804
1.50%, 5/15/2023	EUR	1,000,000	1,185,170
1.50%, 5/15/2024	EUR	584,000	696,284
1.75%, 7/4/2022	EUR	1,250,000	1,486,901
1.75%, 2/15/2024	EUR	700,000	847,024
2.00%, 1/4/2022	EUR	1,000,000	1,195,617
2.00%, 8/15/2023	EUR	1,025,000	1,253,128
2.25%, 9/4/2020	EUR	1,000,000	1,175,820
2.25%, 9/4/2021	EUR	1,000,000	1,200,773
2.50%, 1/4/2021	EUR	1,100,000	1,314,297
2.50%, 7/4/2044	EUR	832,000	1,187,361
2.50%, 8/15/2046	EUR	1,050,000	1,512,277
3.00%, 7/4/2020	EUR	1,000,000	1,197,361
3.25%, 1/4/2020	EUR	1,250,000	1,484,749
3.25%, 7/4/2021	EUR	1,030,000	1,280,443
3.25%, 7/4/2042	EUR	800,000	1,280,177
3.50%, 7/4/2019	EUR	1,000,000	1,172,772
3.75%, 1/4/2019	EUR	1,000,000	1,155,007
4.00%, 1/4/2037	EUR	1,177,000	1,982,352
4.25%, 7/4/2018	EUR	1,090,000	1,239,243
4.25%, 7/4/2039	EUR	550,000	983,098
4.75%, 7/4/2034	EUR	800,000	1,415,009

4.75%, 7/4/2040	EUR	825,000	1,584,924
5.50%, 1/4/2031	EUR	800,000	1,415,643
5.63%, 1/4/2028	EUR	600,000	997,736
6.25%, 1/4/2030	EUR	500,000	915,805
6.50%, 7/4/2027	EUR	450,000	781,382

			52,558,609

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	900,000	114,519
1.06%, 2/5/2020	HKD	1,400,000	179,960
1.10%, 1/17/2023	HKD	750,000	94,433
1.47%, 2/20/2019	HKD	2,150,000	279,604
2.22%, 8/7/2024	HKD	750,000	100,882
2.46%, 8/4/2021	HKD	1,150,000	154,946
2.93%, 1/13/2020	HKD	1,000,000	135,020

			1,059,364

IRELAND — 1.7%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	975,000	1,081,350
1.00%, 5/15/2026	EUR	1,300,000	1,391,037
1.70%, 5/15/2037	EUR	700,000	727,439
2.00%, 2/18/2045	EUR	1,000,000	1,052,009
2.40%, 5/15/2030	EUR	1,450,000	1,730,162
3.40%, 3/18/2024	EUR	950,000	1,215,781
3.90%, 3/20/2023	EUR	1,100,000	1,428,747
4.40%, 6/18/2019	EUR	1,320,000	1,559,979
4.50%, 10/18/2018	EUR	1,550,000	1,781,922
4.50%, 4/18/2020	EUR	1,775,000	2,170,637
5.00%, 10/18/2020	EUR	755,000	956,310
5.40%, 3/13/2025	EUR	1,900,000	2,759,607
5.90%, 10/18/2019	EUR	1,200,000	1,486,952

			19,341,932

ISRAEL — 0.8%
Israel Government Bond:
0.50%, 10/31/2018	ILS	2,635,000	728,546
1.00%, 4/30/2021	ILS	1,800,000	498,370
1.75%, 8/31/2025	ILS	2,350,000	639,003
Series 0327, 2.00%, 3/31/2027	ILS	600,000	162,892
2.25%, 5/31/2019	ILS	2,610,000	747,576
3.75%, 3/31/2024	ILS	2,650,000	834,082
4.25%, 3/31/2023	ILS	2,700,000	868,306
5.00%, 1/31/2020	ILS	3,000,000	929,795
5.50%, 1/31/2022	ILS	2,825,000	941,193
5.50%, 1/31/2042	ILS	2,745,000	1,039,144
6.00%, 2/28/2019	ILS	2,950,000	900,407
6.25%, 10/30/2026	ILS	2,380,000	895,773

			9,185,087

ITALY — 6.7%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	500,000	531,031
0.35%, 11/1/2021	EUR	800,000	837,610
0.45%, 6/1/2021	EUR	1,250,000	1,325,608
0.65%, 10/15/2023	EUR	1,125,000	1,140,841

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

0.95%, 3/15/2023	EUR	800,000	$837,938
1.25%, 12/1/2026	EUR	1,250,000	1,235,437
1.60%, 6/1/2026	EUR	1,000,000	1,025,268
2.20%, 6/1/2027	EUR	1,000,000	1,060,441
2.25%, 9/1/2036 (a)	EUR	625,000	612,445
2.45%, 9/1/2033 (a)	EUR	1,000,000	1,031,842
2.80%, 3/1/2067 (a)	EUR	300,000	269,385
3.50%, 6/1/2018	EUR	800,000	891,711
3.75%, 8/1/2021	EUR	1,450,000	1,746,759
7.25%, 11/1/2026	EUR	650,000	1,001,144
Italy Certificati di Credito del Tesoro Zero Coupon, 12/28/2018	EUR	500,000	534,630
Republic of Italy:
0.10%, 4/15/2019	EUR	400,000	427,709
0.25%, 5/15/2018	EUR	875,000	940,266
0.30%, 10/15/2018	EUR	850,000	914,208
0.65%, 11/1/2020	EUR	1,000,000	1,075,967
0.70%, 5/1/2020	EUR	800,000	863,286
1.05%, 12/1/2019	EUR	1,000,000	1,089,704
1.35%, 4/15/2022	EUR	900,000	975,680
1.45%, 9/15/2022	EUR	1,025,000	1,111,956
1.50%, 8/1/2019	EUR	1,100,000	1,210,094
1.50%, 6/1/2025	EUR	825,000	855,683
1.65%, 3/1/2032 (a)	EUR	905,000	863,985
2.00%, 12/1/2025	EUR	700,000	747,002
2.15%, 12/15/2021	EUR	1,050,000	1,188,372
2.50%, 5/1/2019	EUR	950,000	1,065,065
2.50%, 12/1/2024	EUR	1,000,000	1,119,211
2.70%, 3/1/2047 (a)	EUR	905,000	866,454
3.25%, 9/1/2046 (a)	EUR	800,000	856,718
3.50%, 12/1/2018	EUR	725,000	820,128
3.50%, 3/1/2030 (a)	EUR	1,150,000	1,361,888
3.75%, 3/1/2021	EUR	1,500,000	1,801,743
3.75%, 5/1/2021	EUR	1,000,000	1,202,207
3.75%, 9/1/2024	EUR	1,000,000	1,213,361
4.00%, 9/1/2020	EUR	1,500,000	1,794,997
4.00%, 2/1/2037	EUR	1,400,000	1,732,019
4.25%, 2/1/2019	EUR	1,200,000	1,380,815
4.25%, 9/1/2019	EUR	1,025,000	1,199,570
4.25%, 3/1/2020	EUR	1,100,000	1,307,802
4.50%, 8/1/2018	EUR	825,000	936,271
4.50%, 3/1/2019	EUR	1,425,000	1,651,649
4.50%, 2/1/2020	EUR	1,250,000	1,492,289
4.50%, 5/1/2023	EUR	950,000	1,197,758
4.50%, 3/1/2024	EUR	1,375,000	1,738,653
4.50%, 3/1/2026	EUR	1,300,000	1,658,367
4.75%, 9/1/2021	EUR	1,350,000	1,689,094
4.75%, 8/1/2023 (a)	EUR	1,650,000	2,117,256
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,313,514
4.75%, 9/1/2044 (a)	EUR	800,000	1,080,885
5.00%, 3/1/2022	EUR	1,250,000	1,588,228
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,295,119
5.00%, 8/1/2034	EUR	1,075,000	1,486,038
5.00%, 8/1/2039	EUR	1,050,000	1,460,308
5.00%, 9/1/2040	EUR	950,000	1,312,103
5.25%, 11/1/2029	EUR	1,450,000	2,008,595
5.50%, 9/1/2022	EUR	900,000	1,177,761
5.50%, 11/1/2022	EUR	900,000	1,180,846

5.75%, 2/1/2033	EUR	766,000	1,135,420
6.00%, 5/1/2031	EUR	1,450,000	2,170,221
6.50%, 11/1/2027	EUR	1,350,000	2,006,444

			76,764,799

JAPAN — 22.9%
Government of Japan 2 Year Bond:
Series 364, 0.10%, 5/15/2018	JPY	80,000,000	720,811
Series 365, 0.10%, 6/15/2018	JPY	100,000,000	901,292
Series 366, 0.10%, 7/15/2018	JPY	140,000,000	1,261,910
Series 368, 0.10%, 9/15/2018	JPY	250,000,000	2,254,554
0.10%, 10/15/2018	JPY	320,000,000	2,886,749
Series 370, 0.10%, 11/15/2018	JPY	150,000,000	1,353,594
Series 371, 0.10%, 12/15/2018	JPY	300,000,000	2,708,023
0.10%, 1/15/2019	JPY	500,000,000	4,514,090
Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	145,000,000	1,309,841
0.10%, 9/20/2019	JPY	200,000,000	1,807,718
0.10%, 12/20/2019	JPY	370,000,000	3,346,137
0.10%, 3/20/2020	JPY	390,000,000	3,529,075
0.10%, 6/20/2020	JPY	300,000,000	2,715,427
0.10%, 9/20/2020	JPY	200,000,000	1,810,823
Series 126, 0.10%, 12/20/2020	JPY	300,000,000	2,717,877
0.10%, 3/20/2021	JPY	360,000,000	3,262,454
0.10%, 6/20/2021	JPY	150,000,000	1,359,867
0.10%, 9/20/2021	JPY	300,000,000	2,720,892
0.10%, 12/20/2021	JPY	450,000,000	4,083,075
0.10%, 3/20/2022	JPY	100,000,000	907,206
0.20%, 9/20/2018	JPY	415,000,000	3,748,296
0.20%, 12/20/2018	JPY	400,000,000	3,616,836
0.20%, 3/20/2019	JPY	530,000,000	4,794,590
0.20%, 6/20/2019	JPY	500,000,000	4,526,653
0.20%, 9/20/2019	JPY	150,000,000	1,359,113
0.30%, 6/20/2018	JPY	235,000,000	2,122,909
0.30%, 9/20/2018	JPY	160,000,000	1,447,237
0.40%, 6/20/2018	JPY	200,000,000	1,808,902
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	700,000,000	6,319,223
0.10%, 6/20/2026	JPY	300,000,000	2,706,704
Series 344, 0.10%, 9/20/2026	JPY	340,000,000	3,065,584
Series 345, 0.10%, 12/20/2026	JPY	350,000,000	3,152,167
0.10%, 3/20/2027	JPY	100,000,000	899,722
0.30%, 12/20/2024	JPY	225,000,000	2,068,049
0.30%, 12/20/2025	JPY	240,000,000	2,204,993
Series 338, 0.40%, 3/20/2025	JPY	350,000,000	3,241,591
0.40%, 6/20/2025	JPY	400,000,000	3,704,963

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

0.40%, 9/20/2025	JPY	465,000,000	$4,307,854
0.50%, 9/20/2024	JPY	250,000,000	2,331,351
0.50%, 12/20/2024	JPY	124,950,000	1,165,781
0.60%, 3/20/2023	JPY	315,000,000	2,943,948
0.60%, 9/20/2023	JPY	150,000,000	1,404,626
0.60%, 12/20/2023	JPY	250,000,000	2,343,399
0.60%, 3/20/2024	JPY	275,000,000	2,580,257
0.60%, 6/20/2024	JPY	275,000,000	2,581,663
0.70%, 12/20/2022	JPY	115,000,000	1,079,388
0.80%, 9/20/2020	JPY	200,000,000	1,854,384
0.80%, 6/20/2022	JPY	199,950,000	1,879,760
0.80%, 9/20/2022	JPY	250,000,000	2,354,438
0.80%, 12/20/2022	JPY	200,000,000	1,887,517
0.80%, 6/20/2023	JPY	250,000,000	2,366,688
0.80%, 9/20/2023	JPY	125,000,000	1,185,083
0.90%, 3/20/2022	JPY	235,000,000	2,215,006
0.90%, 6/20/2022	JPY	200,000,000	1,889,635
Series 310, 1.00%, 9/20/2020	JPY	250,000,000	2,333,595
1.00%, 9/20/2021	JPY	200,000,000	1,885,614
1.00%, 12/20/2021	JPY	200,000,000	1,890,083
1.00%, 3/20/2022	JPY	275,000,000	2,604,343
Series 316, 1.10%, 6/20/2021	JPY	200,000,000	1,888,612
1.10%, 9/20/2021	JPY	170,000,000	1,609,546
1.20%, 12/20/2020	JPY	370,000,000	3,487,125
1.20%, 6/20/2021	JPY	95,000,000	900,697
1.30%, 12/20/2019	JPY	377,000,000	3,520,110
1.30%, 3/20/2021	JPY	275,000,000	2,610,192
1.50%, 6/20/2018	JPY	90,000,000	824,950
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	200,000,000	1,662,443
0.40%, 3/20/2036	JPY	150,000,000	1,300,422
0.50%, 9/20/2036	JPY	150,000,000	1,316,145
0.60%, 12/20/2036	JPY	200,000,000	1,784,618
0.70%, 3/20/2037	JPY	100,000,000	907,036
Series 155, 1.00%, 12/20/2035	JPY	200,000,000	1,930,073
1.20%, 12/20/2034	JPY	250,000,000	2,505,003
1.20%, 3/20/2035	JPY	205,000,000	2,051,766
Series 154, 1.20%, 9/20/2035	JPY	170,000,000	1,695,957
1.30%, 6/20/2035	JPY	150,000,000	1,522,454
1.40%, 9/20/2034	JPY	100,000,000	1,032,532
1.50%, 3/20/2033	JPY	200,000,000	2,097,478
1.50%, 3/20/2034	JPY	200,000,000	2,095,594
1.50%, 6/20/2034	JPY	200,000,000	2,095,378
1.60%, 3/20/2032	JPY	180,000,000	1,910,394
1.60%, 12/20/2033	JPY	200,000,000	2,126,752
1.70%, 9/20/2032	JPY	200,000,000	2,150,767
1.70%, 12/20/2032	JPY	200,000,000	2,151,719
Series 145, 1.70%, 6/20/2033	JPY	100,000,000	1,077,573
1.70%, 9/20/2033	JPY	200,000,000	2,155,075
1.80%, 9/20/2030	JPY	251,350,000	2,715,834
1.80%, 9/20/2031	JPY	260,000,000	2,822,177
1.80%, 12/20/2031	JPY	250,000,000	2,716,414
1.90%, 9/20/2022	JPY	110,000,000	1,095,538

1.90%, 12/20/2023	JPY	55,000,000	558,751
Series 109, 1.90%, 3/20/2029	JPY	324,300,000	3,505,193
1.90%, 9/20/2030	JPY	231,000,000	2,523,006
1.90%, 3/20/2031	JPY	55,000,000	602,256
2.00%, 12/20/2024	JPY	175,000,000	1,814,799
2.10%, 9/21/2021	JPY	40,000,000	394,709
2.10%, 9/20/2024	JPY	150,000,000	1,559,176
2.10%, 9/20/2025	JPY	170,000,000	1,794,055
Series 92, 2.10%, 12/20/2026	JPY	100,000,000	1,073,939
2.10%, 9/20/2029	JPY	357,750,000	3,960,710
2.10%, 3/20/2030	JPY	190,000,000	2,113,121
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	647,459
2.20%, 3/20/2031	JPY	300,000,000	3,397,406
2.30%, 6/20/2027	JPY	100,000,000	1,099,596
2.60%, 3/20/2019	JPY	100,000,000	946,890
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	150,000,000	1,164,570
Series 52, 0.50%, 9/20/2046	JPY	90,000,000	738,205
0.60%, 12/20/2046	JPY	100,000,000	841,910
0.80%, 3/20/2046	JPY	160,000,000	1,428,657
0.80%, 3/20/2047	JPY	100,000,000	887,239
1.40%, 9/20/2045	JPY	110,000,000	1,133,820
Series 49, 1.40%, 12/20/2045	JPY	105,000,000	1,082,010
Series 46, 1.50%, 3/20/2045	JPY	70,000,000	737,346
1.70%, 6/20/2033	JPY	130,000,000	1,400,635
1.70%, 3/20/2044	JPY	150,000,000	1,642,300
1.70%, 9/20/2044	JPY	115,000,000	1,262,059
1.80%, 3/20/2043	JPY	150,000,000	1,672,696
1.80%, 9/20/2043	JPY	70,000,000	781,345
1.90%, 9/20/2042	JPY	175,000,000	1,983,564
2.00%, 9/20/2040	JPY	162,200,000	1,855,482
2.00%, 3/20/2042	JPY	125,000,000	1,440,041
2.20%, 3/20/2041	JPY	105,550,000	1,251,984
Series 21, 2.30%, 12/20/2035	JPY	100,000,000	1,171,327
2.30%, 3/20/2039	JPY	90,900,000	1,081,998
2.30%, 3/20/2040	JPY	116,550,000	1,396,163
2.40%, 3/20/2037	JPY	30,000,000	357,550
2.50%, 9/20/2034	JPY	70,000,000	838,398
2.50%, 9/20/2035	JPY	60,000,000	721,028
Series 22, 2.50%, 3/20/2036	JPY	70,000,000	842,921
Series 27, 2.50%, 9/20/2037	JPY	100,000,000	1,212,941
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	155,000,000	1,139,597
1.40%, 3/20/2055	JPY	160,000,000	1,644,354
1.70%, 3/20/2054	JPY	150,000,000	1,665,817
1.90%, 3/20/2053	JPY	120,000,000	1,398,151

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

2.00%, 3/20/2052	JPY	100,000,000	$1,187,885

			263,756,793

LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	100,000	101,175
0.50%, 12/15/2020	EUR	100,000	108,714
1.38%, 5/16/2036	EUR	150,000	152,411
2.63%, 1/21/2021	EUR	250,000	294,126
2.88%, 4/30/2024	EUR	200,000	247,911

			904,337

LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 1.25%, 10/22/2025	EUR	100,000	110,431
2.13%, 10/29/2026	EUR	200,000	235,921
2.13%, 10/22/2035	EUR	200,000	228,973
3.38%, 1/22/2024	EUR	200,000	255,088

			830,413

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
2.13%, 7/10/2023	EUR	420,000	507,404
2.25%, 3/21/2022	EUR	300,000	358,999
2.25%, 3/19/2028	EUR	150,000	187,786
3.38%, 5/18/2020	EUR	400,000	477,558

			1,531,747

MALAYSIA — 1.6%
Malaysia Government Bond:
Series 0612, 3.49%, 3/31/2020	MYR	3,000,000	673,419
Series 0511, 3.58%, 9/28/2018	MYR	2,150,000	486,768
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	447,020
3.65%, 10/31/2019	MYR	7,000,000	1,580,875
Series 0515, 3.76%, 3/15/2019	MYR	3,700,000	840,094
3.84%, 4/15/2033	MYR	1,200,000	248,442
3.89%, 7/31/2020	MYR	5,000,000	1,134,854
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	774,619
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	666,210
4.05%, 9/30/2021	MYR	4,300,000	980,065
4.18%, 7/15/2024	MYR	6,925,000	1,570,151
Series 0415, 4.25%, 5/31/2035	MYR	2,000,000	430,116
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	456,734
Series 0216, 4.74%, 3/15/2046	MYR	1,500,000	335,562
4.94%, 9/30/2043	MYR	2,000,000	455,850
Malaysia Government Investment Issue:
Series 0515, 3.51%, 5/15/2018	MYR	1,850,000	418,405

Series 0216, 3.74%, 8/26/2021	MYR	8,000,000	1,790,532
3.80%, 8/27/2020	MYR	5,000,000	1,125,031
3.87%, 8/30/2018	MYR	1,500,000	340,459
3.99%, 10/15/2025	MYR	3,000,000	671,372
Series 0316, 4.07%, 9/30/2026	MYR	2,000,000	445,230
4.19%, 7/15/2022	MYR	2,700,000	613,789
4.44%, 5/22/2024	MYR	5,500,000	1,262,113
Series 0615, 4.79%, 10/31/2035	MYR	1,000,000	225,963
4.94%, 12/6/2028	MYR	3,725,000	883,333

			18,857,006

MEXICO — 2.0%
Mexican Bonos:
4.75%, 6/14/2018	MXN	29,800,000	1,549,100
5.00%, 12/11/2019	MXN	41,400,000	2,105,220
5.75%, 3/5/2026	MXN	21,450,000	1,042,436
6.50%, 6/10/2021	MXN	51,650,000	2,707,942
6.50%, 6/9/2022	MXN	22,600,000	1,177,761
7.50%, 6/3/2027	MXN	14,650,000	799,536
7.75%, 5/29/2031	MXN	22,470,000	1,239,932
7.75%, 11/23/2034	MXN	15,350,000	843,551
7.75%, 11/13/2042	MXN	33,500,000	1,840,066
8.00%, 6/11/2020	MXN	27,200,000	1,491,280
8.00%, 12/7/2023	MXN	14,000,000	783,515
Series M 10, 8.50%, 12/13/2018	MXN	42,100,000	2,298,069
8.50%, 5/31/2029	MXN	16,500,000	967,714
8.50%, 11/18/2038	MXN	17,000,000	1,004,729
10.00%, 12/5/2024	MXN	44,000,000	2,748,191
10.00%, 11/20/2036	MXN	6,700,000	449,594

			23,048,636

NETHERLANDS — 4.5%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a)	EUR	1,800,000	1,938,225
0.25%, 1/15/2020	EUR	2,150,000	2,355,631
0.25%, 7/15/2025 (a)	EUR	2,325,000	2,477,529
1.25%, 1/15/2019 (a)	EUR	2,125,000	2,351,459
1.75%, 7/15/2023 (a)	EUR	2,500,000	2,979,690
2.00%, 7/15/2024 (a)	EUR	2,400,000	2,920,769
2.25%, 7/15/2022 (a)	EUR	1,850,000	2,241,451
2.50%, 1/15/2033 (a)	EUR	1,800,000	2,399,198
2.75%, 1/15/2047 (a)	EUR	1,900,000	2,824,095
3.25%, 7/15/2021 (a)	EUR	2,625,000	3,253,480
3.50%, 7/15/2020 (a)	EUR	2,350,000	2,852,311
3.75%, 1/15/2023	EUR	1,650,000	2,168,436
3.75%, 1/15/2042 (a)	EUR	2,400,000	4,063,348
4.00%, 7/15/2018 (a)	EUR	2,250,000	2,552,500
4.00%, 7/15/2019 (a)	EUR	2,250,000	2,663,875
4.00%, 1/15/2037 (a)	EUR	2,190,000	3,637,145
5.50%, 1/15/2028	EUR	1,955,000	3,176,580
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	1,650,000	1,787,969
0.50%, 7/15/2026 (a)	EUR	2,225,000	2,394,957

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

0.75%, 7/15/2027 (a)	EUR	500,000	$543,659
7.50%, 1/15/2023	EUR	400,000	618,821

			52,201,128

NEW ZEALAND — 0.6%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	270,000	184,013
2.75%, 4/15/2037	NZD	400,000	237,121
3.00%, 4/15/2020	NZD	1,250,000	890,199
3.50%, 4/14/2033	NZD	700,000	485,473
4.50%, 4/15/2027	NZD	810,000	628,443
5.00%, 3/15/2019	NZD	1,940,000	1,429,137
5.50%, 4/15/2023	NZD	1,510,000	1,212,683
6.00%, 5/15/2021	NZD	1,850,000	1,469,383
Series 319, 5.00%, 3/15/2019	NZD	180,000	132,600

			6,669,052

NORWAY — 0.6%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	5,305,000	616,752
1.75%, 3/13/2025 (a)	NOK	7,675,000	916,989
2.00%, 5/24/2023 (a)	NOK	10,025,000	1,222,828
3.00%, 3/14/2024 (a)	NOK	6,950,000	900,337
3.75%, 5/25/2021 (a)	NOK	13,600,000	1,763,698
4.50%, 5/22/2019 (a)	NOK	13,475,000	1,697,547

			7,118,151

POLAND — 1.4%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	4,500,000	1,102,866
Zero Coupon, 4/25/2019	PLN	600,000	144,934
1.50%, 4/25/2020	PLN	5,500,000	1,353,500
Series 0721, 1.75%, 7/25/2021	PLN	5,900,000	1,430,046
2.00%, 4/25/2021	PLN	5,000,000	1,230,076
Series 0422, 2.25%, 4/25/2022	PLN	1,100,000	269,256
2.50%, 7/25/2018	PLN	3,685,000	939,492
2.50%, 7/25/2026	PLN	7,200,000	1,690,259
Series 0727, 2.50%, 7/25/2027	PLN	1,400,000	323,114
3.25%, 7/25/2019	PLN	3,300,000	854,329
3.25%, 7/25/2025	PLN	5,050,000	1,271,311
3.75%, 4/25/2018	PLN	3,050,000	786,405
4.00%, 10/25/2023	PLN	4,400,000	1,170,757
5.25%, 10/25/2020	PLN	3,500,000	965,913
5.50%, 10/25/2019	PLN	2,500,000	682,568
5.75%, 10/25/2021	PLN	2,550,000	725,813
5.75%, 9/23/2022	PLN	4,000,000	1,150,746
5.75%, 4/25/2029	PLN	1,500,000	459,963

			16,551,348

RUSSIA — 0.7%
Russian Federal Bond — OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	30,000,000	508,503
Series 6216, 6.70%, 5/15/2019	RUB	37,000,000	636,833

Series 6210, 6.80%, 12/11/2019	RUB	25,000,000	429,920
Series 6211, 7.00%, 1/25/2023	RUB	30,000,000	512,624
Series 6215, 7.00%, 8/16/2023	RUB	40,000,000	679,040
Series 6212, 7.05%, 1/19/2028	RUB	50,000,000	833,519
Series 6208, 7.50%, 2/27/2019	RUB	23,000,000	403,719
Series 6217, 7.50%, 8/18/2021	RUB	50,000,000	875,840
Series 6205, 7.60%, 4/14/2021	RUB	20,000,000	351,958
Series 6209, 7.60%, 7/20/2022	RUB	30,000,000	528,363
Series 6219, 7.75%, 9/16/2026	RUB	25,000,000	439,504
Series 6207, 8.15%, 2/3/2027	RUB	30,000,000	546,046
Series 6218, 8.50%, 9/17/2031	RUB	50,000,000	926,577

			7,672,446

SINGAPORE — 1.0%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	1,150,000	818,407
1.25%, 10/1/2021	SGD	760,000	534,442
1.63%, 10/1/2019	SGD	925,000	665,830
2.00%, 7/1/2020	SGD	600,000	436,399
2.13%, 6/1/2026	SGD	550,000	393,223
2.25%, 6/1/2021	SGD	1,400,000	1,025,578
2.25%, 8/1/2036	SGD	400,000	278,351
2.38%, 6/1/2025	SGD	500,000	364,632
2.50%, 6/1/2019	SGD	1,420,000	1,041,936
2.75%, 7/1/2023	SGD	1,275,000	954,904
2.75%, 4/1/2042	SGD	650,000	491,000
2.75%, 3/1/2046	SGD	700,000	530,889
2.88%, 7/1/2029	SGD	300,000	227,045
2.88%, 9/1/2030	SGD	800,000	604,560
3.00%, 9/1/2024	SGD	1,100,000	836,041
3.13%, 9/1/2022	SGD	700,000	534,030
3.25%, 9/1/2020	SGD	900,000	681,457
3.38%, 9/1/2033	SGD	675,000	545,150
3.50%, 3/1/2027	SGD	300,000	238,418
4.00%, 9/1/2018	SGD	475,000	353,607

			11,555,899

SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	300,000	310,822
1.38%, 1/21/2027	EUR	475,000	519,619
Series 229, 1.63%, 1/21/2031	EUR	300,000	329,298
1.50%, 11/28/2018	EUR	500,000	550,818
3.00%, 2/28/2023	EUR	430,000	541,584
3.38%, 11/15/2024	EUR	725,000	938,441
3.63%, 1/16/2029	EUR	350,000	468,152
4.00%, 4/27/2020	EUR	470,000	569,696

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

4.35%, 10/14/2025	EUR	450,000	$640,068
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	300,000	374,757

			5,243,255

SLOVENIA — 0.3%
Slovenia Government Bond:
1.50%, 3/25/2035	EUR	300,000	290,768
Series RS78, 1.75%, 11/3/2040	EUR	250,000	239,017
2.13%, 7/28/2025	EUR	250,000	293,552
2.25%, 3/25/2022	EUR	200,000	237,547
2.25%, 3/3/2032	EUR	300,000	338,772
3.00%, 4/8/2021	EUR	225,000	269,908
3.13%, 8/7/2045	EUR	150,000	182,916
4.13%, 1/26/2020	EUR	200,000	239,989
4.38%, 2/6/2019	EUR	300,000	348,640
Series RS69, 4.38%, 1/18/2021	EUR	300,000	374,340
Series RS66, 4.63%, 9/9/2024	EUR	250,000	346,536
5.13%, 3/30/2026	EUR	320,000	464,726

			3,626,711

SOUTH AFRICA — 1.1%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	14,100,000	747,399
6.50%, 2/28/2041	ZAR	14,000,000	737,131
6.75%, 3/31/2021	ZAR	5,700,000	408,729
Series R208, 6.75%, 3/31/2021	ZAR	1,500,000	107,560
7.00%, 2/28/2031	ZAR	15,000,000	920,056
7.25%, 1/15/2020	ZAR	9,200,000	677,200
7.75%, 2/28/2023	ZAR	9,100,000	661,369
8.00%, 12/21/2018	ZAR	8,600,000	644,900
8.00%, 1/31/2030	ZAR	15,800,000	1,069,116
8.25%, 3/31/2032	ZAR	8,075,000	545,762
8.50%, 1/31/2037	ZAR	15,600,000	1,042,071
8.75%, 1/31/2044	ZAR	13,850,000	935,163
8.75%, 2/28/2048	ZAR	21,950,000	1,480,658
8.88%, 2/28/2035	ZAR	5,325,000	373,381
Series 2040, 9.00%, 1/31/2040	ZAR	8,225,000	572,902
10.50%, 12/21/2026	ZAR	20,025,000	1,651,283
Series R186, 10.50%, 12/21/2026	ZAR	8,500,000	700,919

			13,275,599

SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	4,000,000,000	3,538,206
Series 2109, 1.38%, 9/10/2021	KRW	1,250,000,000	1,096,936
Series 1906, 1.50%, 6/10/2019	KRW	1,700,000,000	1,516,121
Series 2612, 1.50%, 12/10/2026	KRW	1,500,000,000	1,264,387

1.50%, 9/10/2036	KRW	380,000,000	297,245
1.63%, 6/10/2018	KRW	3,000,000,000	2,685,881
1.75%, 12/10/2018	KRW	3,000,000,000	2,690,399
Series 2606, 1.88%, 6/10/2026	KRW	2,000,000,000	1,746,446
2.00%, 3/10/2020	KRW	3,200,000,000	2,885,929
2.00%, 9/10/2020	KRW	1,650,000,000	1,487,699
Series 2103, 2.00%, 3/10/2021	KRW	1,700,000,000	1,532,749
Series 4603, 2.00%, 3/10/2046	KRW	1,600,000,000	1,326,964
2.25%, 6/10/2025	KRW	3,500,000,000	3,156,782
2.25%, 12/10/2025	KRW	2,200,000,000	1,979,457
Series 3509, 2.63%, 9/10/2035	KRW	1,700,000,000	1,589,891
2.75%, 9/10/2019	KRW	3,635,000,000	3,334,969
Series 4412, 2.75%, 12/10/2044	KRW	1,750,000,000	1,685,666
3.00%, 9/10/2024	KRW	4,600,000,000	4,367,614
3.00%, 12/10/2042	KRW	2,115,000,000	2,124,460
3.13%, 3/10/2019	KRW	3,650,000,000	3,357,759
3.25%, 9/10/2018	KRW	1,450,000,000	1,327,693
3.50%, 3/10/2024	KRW	4,050,000,000	3,958,172
3.75%, 12/10/2033	KRW	1,965,000,000	2,110,039
Series 3112, 4.00%, 12/10/2031	KRW	1,000,000,000	1,083,755
5.50%, 3/10/2028	KRW	400,000,000	471,790

			52,617,009

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	1,190,000	1,280,168
0.25%, 1/31/2019	EUR	1,050,000	1,131,348
1.15%, 7/30/2020	EUR	900,000	998,761
1.40%, 1/31/2020	EUR	1,550,000	1,727,549
1.60%, 4/30/2025 (a)	EUR	1,396,000	1,528,770
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,221,200
1.95%, 7/30/2030 (a)	EUR	1,200,000	1,271,205
2.15%, 10/31/2025 (a)	EUR	1,350,000	1,528,378
2.75%, 4/30/2019	EUR	1,650,000	1,872,142
2.75%, 10/31/2024 (a)	EUR	1,335,000	1,589,381
3.75%, 10/31/2018	EUR	1,200,000	1,365,344
3.80%, 4/30/2024 (a)	EUR	1,150,000	1,460,730
4.00%, 4/30/2020 (a)	EUR	1,250,000	1,501,006
4.10%, 7/30/2018 (a)	EUR	1,100,000	1,244,098
4.20%, 1/31/2037 (a)	EUR	1,150,000	1,555,804
4.30%, 10/31/2019 (a)	EUR	1,250,000	1,488,105
4.40%, 10/31/2023 (a)	EUR	1,563,000	2,045,152
4.60%, 7/30/2019 (a)	EUR	775,000	919,777
4.65%, 7/30/2025 (a)	EUR	1,070,000	1,439,586
4.70%, 7/30/2041 (a)	EUR	1,000,000	1,448,072
4.80%, 1/31/2024 (a)	EUR	859,000	1,150,557
4.85%, 10/31/2020 (a)	EUR	1,100,000	1,377,640
4.90%, 7/30/2040 (a)	EUR	700,000	1,036,494
5.15%, 10/31/2028 (a)	EUR	1,000,000	1,440,812
5.15%, 10/31/2044 (a)	EUR	900,000	1,385,174
5.40%, 1/31/2023 (a)	EUR	1,250,000	1,695,971
5.50%, 4/30/2021 (a)	EUR	1,700,000	2,214,129
5.75%, 7/30/2032	EUR	1,350,000	2,120,436

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

5.85%, 1/31/2022 (a)	EUR	1,275,000	$1,719,489
5.90%, 7/30/2026 (a)	EUR	1,175,000	1,733,898
6.00%, 1/31/2029	EUR	1,200,000	1,849,594
Spain Government Bond:
0.40%, 4/30/2022	EUR	800,000	851,960
0.75%, 7/30/2021	EUR	1,428,000	1,561,167
1.30%, 10/31/2026 (a)	EUR	1,100,000	1,150,614
1.50%, 4/30/2027 (a)	EUR	1,000,000	1,054,150
2.35%, 7/30/2033 (a)	EUR	400,000	430,238
2.90%, 10/31/2046 (a)	EUR	350,000	373,787
3.45%, 7/30/2066 (a)	EUR	350,000	394,819

			52,157,505

SWEDEN — 1.0%
Kingdom of Sweden:
1.00%, 11/12/2026	SEK	11,150,000	1,294,123
1.50%, 11/13/2023	SEK	13,400,000	1,629,012
2.25%, 6/1/2032	SEK	1,500,000	191,966
2.50%, 5/12/2025	SEK	10,950,000	1,432,209
3.50%, 6/1/2022	SEK	16,500,000	2,186,712
3.50%, 3/30/2039	SEK	7,600,000	1,159,342
4.25%, 3/12/2019	SEK	15,800,000	1,937,329
5.00%, 12/1/2020	SEK	15,700,000	2,101,106
Series 1060, 0.75%, 5/12/2028	SEK	1,000,000	111,096

			12,042,895

SWITZERLAND — 1.1%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	200,000	199,331
0.50%, 5/27/2030	CHF	470,000	496,976
0.50%, 5/30/2058	CHF	205,000	217,073
1.25%, 6/11/2024	CHF	740,000	824,095
1.25%, 5/28/2026	CHF	425,000	479,709
1.25%, 6/27/2037	CHF	550,000	658,055
1.50%, 7/24/2025	CHF	450,000	514,086
1.50%, 4/30/2042	CHF	750,000	965,308
2.00%, 4/28/2021	CHF	725,000	804,421
2.00%, 5/25/2022	CHF	815,000	922,844
2.00%, 6/25/2064	CHF	400,000	653,939
2.25%, 7/6/2020	CHF	975,000	1,071,190
2.25%, 6/22/2031	CHF	355,000	462,410
2.50%, 3/8/2036	CHF	765,000	1,086,415
3.00%, 5/12/2019	CHF	1,125,000	1,216,769
3.25%, 6/27/2027	CHF	400,000	537,130
3.50%, 4/8/2033	CHF	850,000	1,297,907
4.00%, 2/11/2023	CHF	75,000	94,815
4.00%, 4/8/2028	CHF	220,000	318,126
4.00%, 1/6/2049	CHF	200,000	420,780

			13,241,379

THAILAND — 1.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	47,000,000	1,346,467
2.13%, 12/17/2026	THB	27,000,000	747,514
2.55%, 6/26/2020	THB	43,000,000	1,281,763
2.88%, 6/17/2046	THB	31,560,000	807,115
3.40%, 6/17/2036	THB	15,000,000	444,394
3.45%, 3/8/2019	THB	11,000,000	331,177
3.63%, 6/16/2023	THB	45,900,000	1,436,874
3.65%, 12/17/2021	THB	71,500,000	2,227,704

3.85%, 12/12/2025	THB	5,500,000	175,651
3.88%, 6/13/2019	THB	59,950,000	1,828,768
4.00%, 6/17/2066	THB	8,000,000	248,079
4.26%, 12/12/2037	THB	50,000,000	1,658,399
4.68%, 6/29/2044	THB	52,450,000	1,852,007
4.75%, 12/20/2024	THB	5,000,000	167,888
4.88%, 6/22/2029	THB	92,000,000	3,209,461
5.63%, 1/12/2019	THB	2,000,000	62,270

			17,825,531

UNITED KINGDOM — 7.7%
United Kingdom Gilt 0.50%, 7/22/2022	GBP	650,000	810,761
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	1,920,000	2,436,229
1.25%, 7/22/2027	GBP	300,000	376,947
1.50%, 1/22/2021	GBP	1,800,000	2,352,207
1.50%, 7/22/2026	GBP	1,200,000	1,558,926
1.50%, 7/22/2047	GBP	900,000	1,068,286
1.75%, 7/22/2019	GBP	1,850,000	2,400,330
1.75%, 9/7/2022	GBP	1,425,000	1,899,657
1.75%, 9/7/2037	GBP	250,000	313,758
1.75%, 7/22/2057	GBP	600,000	785,443
2.00%, 7/22/2020	GBP	1,625,000	2,150,643
2.00%, 9/7/2025	GBP	1,600,000	2,175,755
2.25%, 9/7/2023	GBP	1,500,000	2,064,668
2.50%, 7/22/2065	GBP	710,000	1,166,820
2.75%, 9/7/2024	GBP	1,350,000	1,926,582
3.25%, 1/22/2044	GBP	1,440,000	2,366,124
3.50%, 1/22/2045	GBP	1,350,000	2,329,665
3.50%, 7/22/2068	GBP	1,050,000	2,204,949
3.75%, 9/7/2019	GBP	1,500,000	2,040,774
3.75%, 9/7/2020	GBP	1,200,000	1,683,081
3.75%, 9/7/2021	GBP	1,500,000	2,157,593
3.75%, 7/22/2052	GBP	1,200,000	2,345,113
4.00%, 3/7/2022	GBP	2,050,000	3,014,611
4.00%, 1/22/2060	GBP	1,100,000	2,414,349
4.25%, 12/7/2027	GBP	1,500,000	2,463,424
4.25%, 6/7/2032	GBP	1,950,000	3,353,618
4.25%, 3/7/2036	GBP	1,500,000	2,669,555
4.25%, 9/7/2039	GBP	1,199,000	2,199,322
4.25%, 12/7/2040	GBP	1,249,000	2,321,431
4.25%, 12/7/2046	GBP	1,150,000	2,273,332
4.25%, 12/7/2049	GBP	1,050,000	2,157,214
4.25%, 12/7/2055	GBP	1,300,000	2,863,907
4.50%, 3/7/2019	GBP	1,860,000	2,523,094
4.50%, 9/7/2034	GBP	1,850,000	3,336,127
4.50%, 12/7/2042	GBP	1,350,000	2,649,897
4.75%, 3/7/2020	GBP	1,640,000	2,327,126
4.75%, 12/7/2030	GBP	1,800,000	3,201,805
4.75%, 12/7/2038	GBP	1,300,000	2,524,518
5.00%, 3/7/2025	GBP	1,950,000	3,217,903
6.00%, 12/7/2028	GBP	1,100,000	2,095,850
8.00%, 6/7/2021	GBP	1,200,000	1,983,019

			88,204,413

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,226,082,836)			1,136,579,449

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $ 2,019,389)	$2,019,389	$2,019,389

TOTAL INVESTMENTS — 98.8%
(Cost $1,228,102,225)		1,138,598,838
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		13,790,833

NET ASSETS — 100.0%		$1,152,389,671

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.7% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$52,185,350	$—	$52,185,350
Austria	—	35,844,051	—	35,844,051
Belgium	—	50,807,261	—	50,807,261
Canada	—	52,460,426	—	52,460,426
Chile	—	861,686	—	861,686
Czech Republic	—	6,280,716	—	6,280,716
Denmark	—	15,617,867	—	15,617,867
Finland	—	15,446,448	—	15,446,448
France	—	79,234,600	—	79,234,600
Germany	—	52,558,609	—	52,558,609
Hong Kong	—	1,059,364	—	1,059,364
Ireland	—	19,341,932	—	19,341,932
Israel	—	9,185,087	—	9,185,087
Italy	—	76,764,799	—	76,764,799
Japan	—	263,756,793	—	263,756,793
Latvia	—	904,337	—	904,337
Lithuania	—	830,413	—	830,413
Luxembourg	—	1,531,747	—	1,531,747
Malaysia	—	18,857,006	—	18,857,006
Mexico	—	23,048,636	—	23,048,636
Netherlands	—	52,201,128	—	52,201,128
New Zealand	—	6,669,052	—	6,669,052
Norway	—	7,118,151	—	7,118,151
Poland	—	16,551,348	—	16,551,348

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Russia	$—	$7,672,446	$—	$7,672,446
Singapore	—	11,555,899	—	11,555,899
Slovakia	—	5,243,255	—	5,243,255
Slovenia	—	3,626,711	—	3,626,711
South Africa	—	13,275,599	—	13,275,599
South Korea	—	52,617,009	—	52,617,009
Spain	—	52,157,505	—	52,157,505
Sweden	—	12,042,895	—	12,042,895
Switzerland	—	13,241,379	—	13,241,379
Thailand	—	17,825,531	—	17,825,531
United Kingdom	—	88,204,413	—	88,204,413
Short-Term Investment	2,019,389	—	—	2,019,389

TOTAL INVESTMENTS	$2,019,389	$1,136,579,449	$—	$1,138,598,838

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,711,754	$8,711,754	76,204,063	84,915,817	—	$—	$10,109
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	111,713,506	109,694,117	2,019,389	2,019,389	13,580

TOTAL		$8,711,754				$2,019,389	$23,689

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 98.9%
AUSTRALIA — 2.7%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$104,379
BHP Billiton Finance, Ltd.:
Series 7, 2.13%, 11/29/2018	EUR	300,000	332,051
Series 9, 2.25%, 9/25/2020	EUR	200,000	228,965
Series 11, 3.25%, 9/25/2024	GBP	100,000	138,723
Series 12, 4.30%, 9/25/2042	GBP	200,000	316,415
Series MTN, 3.00%, 3/30/2020	AUD	190,000	145,890
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	300,000	330,619
4.38%, 2/25/2020	EUR	100,000	120,300
National Australia Bank, Ltd.:
1.25%, 5/18/2026	EUR	200,000	220,220
2.75%, 8/8/2022	EUR	150,000	179,563
Series GMTN, 0.88%, 1/20/2022	EUR	200,000	218,630
Series GMTN, 2.00%, 11/12/2020	EUR	300,000	341,603
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	241,007
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	238,818
3.50%, 9/21/2022	EUR	200,000	248,728
4.25%, 3/23/2020	EUR	150,000	180,453
Westpac Banking Corp.:
0.25%, 1/17/2022	EUR	200,000	212,283
4.13%, 5/25/2018	EUR	200,000	224,267
Series MTN, 4.50%, 2/25/2019	AUD	200,000	158,250

			4,181,164

BELGIUM — 2.1%
Anheuser-Busch InBev NV:
0.63%, 3/17/2020	EUR	400,000	434,517
0.88%, 3/17/2022	EUR	200,000	219,125
1.50%, 3/17/2025	EUR	400,000	443,656
1.50%, 4/18/2030	EUR	600,000	616,888
1.88%, 1/20/2020	EUR	150,000	168,539
2.00%, 3/17/2028	EUR	200,000	223,603
2.70%, 3/31/2026	EUR	300,000	361,023
2.75%, 3/17/2036	EUR	400,000	456,622
Series EMTN, 0.80%, 4/20/2023	EUR	300,000	325,072

			3,249,045

CANADA — 0.1%
Toronto-Dominion Bank 0.63%, 3/8/2021	EUR	200,000	217,693

CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. 1.25%, 4/6/2023	EUR	200,000	216,654

DENMARK — 0.5%
AP Moeller — Maersk A/S 1.75%, 3/18/2021	EUR	200,000	222,727
Carlsberg Breweries A/S 2.50%, 5/28/2024	EUR	200,000	233,648

Danske Bank A/S:
0.50%, 5/6/2021	EUR	200,000	216,366
0.75%, 6/2/2023	EUR	100,000	108,402

			781,143

FINLAND — 0.2%
OP Corporate Bank PLC 0.75%, 3/3/2022	EUR	200,000	218,037

FRANCE — 13.9%
Air Liquide Finance SA 1.25%, 6/13/2028	EUR	200,000	213,557
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	200,000	238,038
Autoroutes du Sud de la France SA:
1.25%, 1/18/2027	EUR	200,000	214,119
5.63%, 7/4/2022	EUR	300,000	405,900
Banque Federative du Credit Mutuel SA:
0.25%, 6/14/2019	EUR	400,000	429,431
1.25%, 1/14/2025	EUR	300,000	326,702
1.63%, 1/19/2026	EUR	200,000	221,971
2.00%, 9/19/2019	EUR	300,000	335,892
2.63%, 2/24/2021	EUR	200,000	232,729
2.63%, 3/18/2024	EUR	400,000	477,645
3.00%, 11/28/2023	EUR	200,000	244,968
3.25%, 8/23/2022	EUR	200,000	244,986
4.13%, 7/20/2020	EUR	300,000	362,341
BNP Paribas SA:
0.75%, 11/11/2022	EUR	200,000	214,801
1.50%, 5/25/2028	EUR	200,000	215,972
1.63%, 2/23/2026	EUR	300,000	333,303
2.00%, 1/28/2019	EUR	200,000	221,529
2.25%, 1/13/2021	EUR	200,000	229,757
2.38%, 5/20/2024	EUR	100,000	117,664
2.50%, 8/23/2019	EUR	100,000	113,111
2.88%, 10/24/2022	EUR	100,000	119,879
2.88%, 9/26/2023	EUR	300,000	362,472
3.75%, 11/25/2020	EUR	400,000	482,884
4.13%, 1/14/2022	EUR	300,000	377,777
4.50%, 3/21/2023	EUR	300,000	392,792
Series EMTN, 1.13%, 1/15/2023	EUR	300,000	328,159
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	174,967
4.25%, 7/22/2020	EUR	200,000	241,683
BPCE SA:
0.63%, 4/20/2020	EUR	300,000	324,867
4.50%, 2/10/2022	EUR	300,000	384,504
Cap Gemini SA:
1.75%, 7/1/2020	EUR	200,000	222,593
2.50%, 7/1/2023	EUR	200,000	232,992
Carrefour SA:
1.75%, 5/22/2019	EUR	300,000	332,295
1.75%, 7/15/2022	EUR	100,000	112,903
3.88%, 4/25/2021	EUR	150,000	183,072
4.00%, 4/9/2020	EUR	200,000	238,291
Cie de Saint-Gobain Zero Coupon, 3/27/2020	EUR	200,000	212,548

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	$254,913
Credit Agricole SA:
0.75%, 12/1/2022	EUR	300,000	322,496
0.88%, 1/19/2022	EUR	200,000	217,685
1.25%, 4/14/2026	EUR	400,000	428,698
2.38%, 11/27/2020	EUR	200,000	230,495
2.38%, 5/20/2024	EUR	300,000	352,636
3.13%, 7/17/2023	EUR	200,000	245,138
3.13%, 2/5/2026	EUR	200,000	248,916
3.88%, 2/13/2019	EUR	300,000	343,859
5.13%, 4/18/2023	EUR	100,000	135,692
Danone SA:
0.71%, 11/3/2024	EUR	100,000	105,115
1.21%, 11/3/2028	EUR	200,000	208,748
2.25%, 11/15/2021	EUR	800,000	926,887
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	150,000	209,513
Engie SA:
1.38%, 5/19/2020	EUR	200,000	222,028
2.38%, 5/19/2026	EUR	300,000	353,390
5.00%, 10/1/2060	GBP	200,000	402,124
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	319,977
HSBC France SA:
1.63%, 12/3/2018	EUR	300,000	329,684
1.88%, 1/16/2020	EUR	100,000	112,130
Orange SA:
3.00%, 6/15/2022	EUR	400,000	481,818
3.88%, 4/9/2020	EUR	200,000	237,697
3.88%, 1/14/2021	EUR	200,000	242,161
5.63%, 5/22/2018	EUR	200,000	227,622
8.13%, 1/28/2033	EUR	200,000	384,430
Sanofi:
Zero Coupon, 1/13/2020	EUR	200,000	213,432
0.50%, 1/13/2027	EUR	100,000	100,344
1.13%, 3/10/2022	EUR	200,000	221,764
1.75%, 9/10/2026	EUR	400,000	452,890
1.88%, 9/4/2020	EUR	100,000	112,762
2.50%, 11/14/2023	EUR	200,000	238,948
Societe Generale SA:
0.75%, 5/26/2023	EUR	200,000	214,433
2.25%, 1/23/2020	EUR	100,000	113,392
4.25%, 7/13/2022	EUR	400,000	508,833
4.75%, 3/2/2021	EUR	200,000	250,528
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	100,000	110,958
2.13%, 9/18/2029	EUR	300,000	346,932
Total Capital International SA:
0.25%, 7/12/2023	EUR	300,000	315,009
0.75%, 7/12/2028	EUR	200,000	202,797
2.50%, 3/25/2026	EUR	200,000	242,326
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	233,272
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	215,731

			21,757,297

GERMANY — 11.4%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	300,000	372,311
4.75%, 7/22/2019	EUR	250,000	297,262
Series 62, 4.50%, 3/13/2043	GBP	200,000	336,122
BASF Finance Europe NV Zero Coupon, 11/10/2020	EUR	300,000	319,751
BASF SE:
1.50%, 10/1/2018	EUR	200,000	218,948
1.88%, 2/4/2021	EUR	100,000	114,236
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	233,377
BMW Finance NV:
0.50%, 9/5/2018	EUR	200,000	215,602
3.25%, 1/14/2019	EUR	200,000	226,398
3.38%, 12/14/2018	GBP	200,000	260,659
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	300,000	324,324
1.13%, 9/18/2021	EUR	200,000	221,576
Commerzbank AG:
0.50%, 4/3/2018	EUR	200,000	214,979
0.50%, 9/13/2023	EUR	100,000	102,468
4.00%, 9/16/2020	EUR	250,000	300,951
Daimler AG:
0.25%, 5/11/2020	EUR	200,000	214,603
0.50%, 9/9/2019	EUR	200,000	216,257
0.63%, 3/5/2020	EUR	300,000	325,517
1.38%, 5/11/2028	EUR	300,000	322,886
1.40%, 1/12/2024	EUR	200,000	223,615
1.50%, 11/19/2018	EUR	200,000	219,268
1.50%, 3/9/2026	EUR	200,000	222,809
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	219,093
Deutsche Bank AG:
1.00%, 3/18/2019	EUR	200,000	216,192
1.13%, 3/17/2025	EUR	900,000	924,894
1.25%, 9/8/2021	EUR	400,000	432,676
2.38%, 1/11/2023	EUR	500,000	567,680
Deutsche Telekom International Finance B.V.:
1.50%, 4/3/2028	EUR	500,000	531,561
2.13%, 1/18/2021	EUR	600,000	687,081
4.25%, 7/13/2022	EUR	150,000	192,110
6.50%, 4/8/2022	GBP	200,000	311,697
E.ON International Finance B.V.:
5.75%, 5/7/2020	EUR	300,000	376,474
5.88%, 10/30/2037	GBP	150,000	265,107
6.00%, 10/30/2019	GBP	100,000	140,708
6.38%, 6/7/2032	GBP	150,000	265,132
6.75%, 1/27/2039	GBP	200,000	387,389
HeidelbergCement AG 2.25%, 3/30/2023	EUR	400,000	457,126
innogy Finance BV:
6.13%, 7/6/2039	GBP	250,000	457,202
6.25%, 6/3/2030	GBP	50,000	86,046
6.50%, 8/10/2021	EUR	200,000	271,185
6.63%, 1/31/2019	EUR	200,000	239,550
Linde AG 1.75%, 9/17/2020	EUR	200,000	226,268
Linde Finance B.V. 0.25%, 1/18/2022	EUR	200,000	214,249

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	$302,808
SAP SE:
1.13%, 2/20/2023	EUR	100,000	112,073
1.75%, 2/22/2027	EUR	200,000	231,986
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	224,048
1.75%, 3/12/2021	EUR	350,000	399,543
2.88%, 3/10/2028	EUR	200,000	257,155
5.63%, 6/11/2018	EUR	200,000	228,841
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	400,000	427,626
1.63%, 1/16/2030	EUR	200,000	202,651
2.00%, 1/14/2020	EUR	250,000	280,837
2.00%, 3/26/2021	EUR	100,000	113,533
3.25%, 1/21/2019	EUR	200,000	226,025
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	229,831
2.63%, 1/15/2024	EUR	800,000	932,391
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	223,350
2.25%, 12/15/2023	EUR	400,000	461,576

			17,827,613

HONG KONG — 0.4%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	207,923
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	400,000	441,529

			649,452

INDIA — 0.2%
Bharti Airtel International Netherlands B.V. Series ., 4.00%, 12/10/2018	EUR	200,000	227,515

IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	213,028

ISRAEL — 0.6%
Teva Pharmaceutical Finance IV B.V. 2.88%, 4/15/2019	EUR	200,000	224,712
Teva Pharmaceutical Finance Netherlands II B.V.:
1.13%, 10/15/2024	EUR	250,000	253,256
1.25%, 3/31/2023	EUR	400,000	419,982

			897,950

ITALY — 5.4%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	300,000	344,115
5.13%, 9/16/2024	EUR	300,000	407,465
Autostrade per l’Italia SpA 5.88%, 6/9/2024	EUR	100,000	141,925
Enel Finance International NV:
1.00%, 9/16/2024	EUR	100,000	105,515
1.97%, 1/27/2025	EUR	334,000	374,176
5.00%, 9/14/2022	EUR	250,000	329,526

5.63%, 8/14/2024	GBP	150,000	228,419
5.75%, 9/14/2040	GBP	300,000	499,127
Eni SpA:
1.50%, 2/2/2026	EUR	200,000	215,101
3.25%, 7/10/2023	EUR	200,000	244,510
3.63%, 1/29/2029	EUR	200,000	254,543
3.75%, 9/12/2025	EUR	150,000	191,784
4.00%, 6/29/2020	EUR	200,000	239,495
4.13%, 9/16/2019	EUR	300,000	352,239
4.25%, 2/3/2020	EUR	100,000	119,155
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	300,000	325,755
1.13%, 3/4/2022	EUR	315,000	336,411
1.38%, 1/18/2024	EUR	200,000	211,662
2.00%, 6/18/2021	EUR	100,000	111,713
3.00%, 1/28/2019	EUR	200,000	224,691
4.00%, 10/30/2023	EUR	200,000	247,470
4.13%, 4/14/2020	EUR	300,000	354,181
4.38%, 10/15/2019	EUR	200,000	235,023
Series GMTN, 4.00%, 11/8/2018	EUR	200,000	227,001
Snam SpA 0.88%, 10/25/2026	EUR	300,000	303,646
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	216,618
4.75%, 3/15/2021	EUR	250,000	312,440
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	219,665
2.00%, 3/4/2023	EUR	300,000	329,743
2.13%, 10/24/2026	EUR	100,000	106,694
3.25%, 1/14/2021	EUR	100,000	116,784
3.63%, 1/24/2019	EUR	300,000	340,710
Unione di Banche Italiane SpA 2.88%, 2/18/2019	EUR	200,000	224,493

			8,491,795

JAPAN — 0.7%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	903,502
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	200,000	218,882

			1,122,384

LUXEMBOURG — 0.5%
Holcim Finance Luxembourg SA:
1.38%, 5/26/2023	EUR	200,000	219,050
2.25%, 5/26/2028	EUR	200,000	224,111
Novartis Finance SA 0.13%, 9/20/2023	EUR	300,000	314,248

			757,409

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	234,167
4.13%, 10/25/2019	EUR	200,000	234,668
4.38%, 8/7/2041	GBP	100,000	142,094
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	217,333

			828,262

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

NETHERLANDS — 7.8%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	$264,629
2.13%, 11/26/2020	EUR	100,000	114,422
2.50%, 11/29/2023	EUR	100,000	120,118
4.13%, 3/28/2022	EUR	350,000	443,738
4.75%, 1/11/2019	EUR	300,000	348,061
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	213,608
BMW Finance NV:
0.13%, 1/12/2021	EUR	300,000	320,061
0.88%, 11/17/2020	EUR	200,000	219,306
Cooperatieve Rabobank UA:
1.25%, 3/23/2026	EUR	400,000	435,384
1.75%, 1/22/2019	EUR	300,000	331,643
2.38%, 5/22/2023	EUR	300,000	357,276
4.13%, 7/14/2025	EUR	450,000	604,171
Series EMTN, 3.50%, 10/17/2018	EUR	200,000	225,858
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	491,818
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	251,361
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	655,775
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	218,681
Series GMTN, 4.00%, 1/11/2022	EUR	400,000	503,063
Series GMTN, 4.13%, 1/14/2020	EUR	500,000	595,524
Deutsche Telekom International Finance B.V. 0.63%, 4/3/2023	EUR	300,000	320,377
Enel Finance International NV 1.38%, 6/1/2026	EUR	300,000	316,587
Gas Natural Fenosa Finance B.V. 1.38%, 1/19/2027	EUR	300,000	316,742
Heineken NV 2.13%, 8/4/2020	EUR	200,000	227,697
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	326,234
0.75%, 2/22/2021	EUR	200,000	217,932
1.25%, 12/13/2019	EUR	250,000	276,056
4.50%, 2/21/2022	EUR	400,000	513,913
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029 .	GBP	150,000	240,365
Shell International Finance B.V.:
0.38%, 2/15/2025	EUR	200,000	206,281
0.75%, 8/15/2028	EUR	200,000	201,627
1.00%, 4/6/2022	EUR	200,000	221,142
1.25%, 3/15/2022	EUR	200,000	223,890
1.25%, 5/12/2028	EUR	300,000	321,387
1.63%, 3/24/2021	EUR	200,000	226,092
1.63%, 1/20/2027	EUR	200,000	225,047
1.88%, 9/15/2025	EUR	100,000	115,358
2.50%, 3/24/2026	EUR	200,000	242,358
4.38%, 5/14/2018	EUR	400,000	449,176
Teva Pharmaceutical Finance Netherlands II BV 0.38%, 7/25/2020	EUR	200,000	211,105

			12,113,863

NORWAY — 0.6%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	150,000	180,345
4.25%, 1/18/2022	EUR	200,000	254,575
4.38%, 2/24/2021	EUR	400,000	497,264

			932,184

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	300,000	343,110

SPAIN — 5.1%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	300,000	317,987
Banco Bilbao Vizcaya Argentaria SA 1.00%, 1/20/2021	EUR	200,000	218,731
Bankia SA 3.50%, 1/17/2019	EUR	200,000	226,611
BBVA Senior Finance SAU Series GMTN, 2.38%, 1/22/2019	EUR	200,000	222,910
CaixaBank SA Series MTN, 3.13%, 5/14/2018	EUR	200,000	221,184
Criteria Caixa SAU:
1.63%, 4/21/2022	EUR	200,000	216,247
2.38%, 5/9/2019	EUR	200,000	223,497
Iberdrola Finanzas SA 4.13%, 3/23/2020	EUR	250,000	298,954
Iberdrola International B.V.:
1.13%, 4/21/2026	EUR	200,000	210,709
3.50%, 2/1/2021	EUR	200,000	239,746
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	213,655
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	200,000	229,809
3.63%, 10/7/2021	EUR	200,000	243,469
4.88%, 2/19/2019	EUR	200,000	233,052
Santander Consumer Finance SA:
0.75%, 4/3/2019	EUR	200,000	216,574
0.90%, 2/18/2020	EUR	200,000	217,522
1.10%, 7/30/2018	EUR	200,000	216,947
Series EMTN, 1.50%, 11/12/2020	EUR	300,000	332,612
Santander International Debt SAU:
1.38%, 12/14/2022	EUR	300,000	332,199
4.00%, 1/24/2020	EUR	200,000	236,739
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	222,025
Telefonica Emisiones SAU:
0.32%, 10/17/2020	EUR	200,000	213,859
0.75%, 4/13/2022	EUR	300,000	321,792
1.46%, 4/13/2026	EUR	300,000	315,738
1.48%, 9/14/2021	EUR	500,000	555,781
2.24%, 5/27/2022	EUR	200,000	230,315
4.69%, 11/11/2019	EUR	400,000	478,106
4.71%, 1/20/2020	EUR	200,000	240,884
5.60%, 3/12/2020	GBP	100,000	139,897
Series GMTN, 3.96%, 3/26/2021	EUR	100,000	121,726
Series GMTN, 3.99%, 1/23/2023	EUR	200,000	249,724

			7,959,001

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

SWEDEN — 2.6%
Nordea Bank AB:
1.00%, 2/22/2023	EUR	400,000	$441,086
1.13%, 2/12/2025	EUR	100,000	110,849
1.38%, 4/12/2018	EUR	100,000	108,625
2.00%, 2/17/2021	EUR	300,000	342,841
3.25%, 7/5/2022	EUR	300,000	368,116
4.00%, 7/11/2019	EUR	200,000	233,489
4.00%, 6/29/2020	EUR	250,000	301,339
Skandinaviska Enskilda Banken AB: 2.00%, 2/19/2021	EUR	300,000	343,313
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	224,288
Svenska Handelsbanken AB:
1.13%, 12/14/2022	EUR	200,000	221,499
2.25%, 6/14/2018	EUR	200,000	219,985
2.25%, 8/27/2020	EUR	400,000	458,457
2.63%, 8/23/2022	EUR	200,000	239,001
4.38%, 10/20/2021	EUR	300,000	379,951

			3,992,839

SWITZERLAND — 4.7%
ABB Finance B.V. 2.63%, 3/26/2019	EUR	200,000	224,995
Credit Suisse AG:
0.38%, 4/11/2019	EUR	300,000	322,976
0.63%, 11/20/2018	EUR	300,000	324,353
1.00%, 6/7/2023	EUR	600,000	653,803
1.13%, 9/15/2020	EUR	100,000	110,234
1.38%, 11/29/2019	EUR	300,000	331,608
1.38%, 1/31/2022	EUR	200,000	223,392
1.50%, 4/10/2026	EUR	300,000	334,685
4.75%, 8/5/2019	EUR	450,000	533,485
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	150,000	153,005
1.25%, 4/14/2022	EUR	355,000	384,896
Glencore Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	200,000	221,643
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	300,000	325,293
1.88%, 9/13/2023	EUR	200,000	217,498
VRN, 4.63%, 4/3/2018	EUR	200,000	223,429
Roche Finance Europe B.V.:
0.88%, 2/25/2025	EUR	200,000	218,387
2.00%, 6/25/2018	EUR	200,000	219,472
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	150,000	201,444
UBS AG:
0.50%, 5/15/2018	EUR	300,000	322,932
1.13%, 6/30/2020	EUR	235,000	259,563
1.25%, 9/3/2021	EUR	300,000	334,618
6.00%, 4/18/2018	EUR	200,000	227,455
6.63%, 4/11/2018	GBP	100,000	132,519
UBS Group Funding Jersey, Ltd.:
1.25%, 9/1/2026	EUR	200,000	207,455
1.50%, 11/30/2024	EUR	300,000	323,954
1.75%, 11/16/2022	EUR	300,000	336,153

			7,369,247

UNITED KINGDOM — 12.5%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	200,000	238,894
Barclays PLC:
1.50%, 4/1/2022	EUR	400,000	435,883
1.88%, 3/23/2021	EUR	300,000	332,811
3.13%, 1/17/2024	GBP	100,000	128,441
3.25%, 2/12/2027	GBP	200,000	253,070
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	224,326
5.00%, 11/4/2036	GBP	100,000	170,117
5.13%, 12/1/2025	GBP	150,000	236,042
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	200,000	218,861
1.37%, 3/3/2022	EUR	400,000	446,284
1.53%, 9/26/2022	EUR	200,000	224,615
1.57%, 2/16/2027	EUR	200,000	218,491
2.18%, 9/28/2021	EUR	200,000	231,277
2.97%, 2/27/2026	EUR	200,000	245,753
2.99%, 2/18/2019	EUR	200,000	226,039
4.33%, 12/10/2018	GBP	100,000	132,428
British Telecommunications PLC:
0.63%, 3/10/2021	EUR	200,000	214,674
1.13%, 6/10/2019	EUR	300,000	328,100
1.13%, 3/10/2023	EUR	300,000	324,821
1.75%, 3/10/2026	EUR	200,000	219,373
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	300,045
7.00%, 9/19/2033	GBP	100,000	194,851
Diageo Finance PLC 1.13%, 5/20/2019	EUR	200,000	218,696
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	500,000	542,695
1.38%, 12/2/2024	EUR	100,000	111,497
4.25%, 12/18/2045	GBP	100,000	162,433
5.25%, 12/19/2033	GBP	150,000	259,973
5.25%, 4/10/2042	GBP	200,000	364,583
6.38%, 3/9/2039	GBP	150,000	300,710
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	100,000	148,792
5.88%, 5/13/2043	GBP	100,000	186,161
6.45%, 12/10/2031	GBP	150,000	274,602
6.75%, 12/3/2028	GBP	200,000	345,021
Series 0000, 4.63%, 10/31/2046	GBP	200,000	329,016
HSBC Bank PLC:
3.88%, 10/24/2018	EUR	200,000	227,039
4.00%, 1/15/2021	EUR	200,000	245,232
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	200,000	209,414
1.50%, 3/15/2022	EUR	200,000	221,633
2.50%, 3/15/2027	EUR	500,000	584,229
2.63%, 8/16/2028	GBP	200,000	243,873
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	100,000	113,902
Series EMTN, 9.00%, 2/17/2022	GBP	200,000	336,201

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	300,000	$328,989
1.25%, 1/13/2025	EUR	300,000	331,478
1.38%, 9/8/2022	EUR	100,000	111,350
5.38%, 9/3/2019	EUR	200,000	241,782
6.50%, 9/17/2040	GBP	150,000	302,141
National Grid Gas Finance PLC:
2.13%, 9/22/2028	GBP	300,000	369,467
2.63%, 9/22/2038	GBP	100,000	121,667
2.75%, 9/22/2046	GBP	100,000	122,632
Nationwide Building Society:
0.50%, 10/29/2019	EUR	100,000	107,976
1.13%, 6/3/2022	EUR	200,000	220,266
1.25%, 3/3/2025	EUR	300,000	326,537
5.63%, 9/9/2019	GBP	150,000	208,662
Royal Bank of Scotland Group PLC 2.50%, 3/22/2023	EUR	200,000	221,373
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	350,000	421,569
5.50%, 3/23/2020	EUR	400,000	492,706
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	213,214
Santander UK PLC:
1.88%, 2/17/2020	GBP	200,000	255,275
2.00%, 1/14/2019	EUR	200,000	221,204
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	332,250
2.50%, 9/15/2026	EUR	200,000	229,632
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	219,307
1.63%, 6/13/2021	EUR	200,000	222,065
4.38%, 1/18/2038	GBP	200,000	281,021
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	100,000	109,227
1.25%, 8/25/2021	EUR	200,000	220,664
1.88%, 9/11/2025	EUR	600,000	672,561
2.20%, 8/25/2026	EUR	700,000	787,889
3.00%, 8/12/2056	GBP	200,000	209,194
3.38%, 8/8/2049	GBP	100,000	114,276
4.65%, 1/20/2022	EUR	100,000	127,643
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	149,375
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	174,399

			19,438,689

UNITED STATES — 26.0%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	200,000	215,003
1.38%, 5/17/2024	EUR	400,000	433,483
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	215,677
Amgen, Inc.:
1.25%, 2/25/2022	EUR	300,000	330,418
4.00%, 9/13/2029	GBP	100,000	142,249
Apple, Inc.:
1.00%, 11/10/2022	EUR	300,000	332,455

1.38%, 1/17/2024	EUR	300,000	337,752
1.63%, 11/10/2026	EUR	400,000	454,192
2.00%, 9/17/2027	EUR	200,000	233,051
3.05%, 7/31/2029	GBP	200,000	275,158
Series MTN, 3.70%, 8/28/2022	AUD	200,000	157,288
AT&T, Inc.:
1.30%, 9/5/2023	EUR	300,000	326,031
1.45%, 6/1/2022	EUR	200,000	221,171
1.88%, 12/4/2020	EUR	100,000	112,709
2.40%, 3/15/2024	EUR	300,000	345,853
2.45%, 3/15/2035	EUR	300,000	308,870
2.50%, 3/15/2023	EUR	200,000	232,079
2.65%, 12/17/2021	EUR	200,000	233,715
3.50%, 12/17/2025	EUR	200,000	249,324
3.55%, 12/17/2032	EUR	200,000	240,071
4.25%, 6/1/2043	GBP	200,000	268,087
4.38%, 9/14/2029	GBP	100,000	140,935
4.88%, 6/1/2044	GBP	200,000	293,329
7.00%, 4/30/2040	GBP	250,000	464,091
Bank of America Corp.:
0.75%, 7/26/2023	EUR	300,000	315,966
1.38%, 9/10/2021	EUR	400,000	442,494
1.63%, 9/14/2022	EUR	300,000	334,716
1.88%, 1/10/2019	EUR	200,000	220,852
2.30%, 7/25/2025	GBP	100,000	125,867
2.38%, 6/19/2024	EUR	400,000	463,690
2.50%, 7/27/2020	EUR	250,000	286,483
6.13%, 9/15/2021	GBP	100,000	149,508
7.00%, 7/31/2028	GBP	250,000	442,144
7.75%, 4/30/2018	GBP	250,000	335,405
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	200,000	216,492
1.13%, 3/16/2027	EUR	200,000	209,636
1.30%, 3/15/2024	EUR	200,000	219,815
1.63%, 3/16/2035	EUR	200,000	201,447
Citigroup, Inc.:
0.75%, 10/26/2023	EUR	100,000	105,243
1.38%, 10/27/2021	EUR	200,000	222,215
1.75%, 1/28/2025	EUR	600,000	663,977
2.38%, 5/22/2024	EUR	300,000	348,932
5.00%, 8/2/2019	EUR	450,000	536,123
7.38%, 9/4/2019	EUR	300,000	377,170
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	400,000	433,256
1.13%, 3/9/2027	EUR	200,000	214,566
1.63%, 3/9/2035	EUR	300,000	319,414
1.88%, 9/22/2026	EUR	200,000	230,454
FedEx Corp. 1.63%, 1/11/2027	EUR	300,000	323,449
GE Capital European Funding:
0.80%, 1/21/2022	EUR	200,000	218,891
2.25%, 7/20/2020	EUR	200,000	229,103
2.63%, 3/15/2023	EUR	200,000	240,853
2.88%, 6/18/2019	EUR	200,000	227,407
5.38%, 1/23/2020	EUR	300,000	368,906
6.00%, 1/15/2019	EUR	100,000	118,516
General Electric Co.:
1.25%, 5/26/2023	EUR	200,000	222,972
1.88%, 5/28/2027	EUR	200,000	230,201

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

Goldman Sachs Group Inc. 1.25%, 5/1/2025	EUR	100,000	$105,758
Goldman Sachs Group, Inc.:
0.75%, 5/10/2019	EUR	300,000	325,404
1.38%, 7/26/2022	EUR	100,000	110,429
1.63%, 7/27/2026	EUR	400,000	426,669
2.00%, 7/27/2023	EUR	300,000	339,894
2.13%, 9/30/2024	EUR	200,000	226,894
2.50%, 10/18/2021	EUR	100,000	116,203
2.63%, 8/19/2020	EUR	300,000	345,312
3.00%, 2/12/2031	EUR	300,000	347,299
3.25%, 2/1/2023	EUR	200,000	241,736
4.25%, 1/29/2026	GBP	100,000	140,968
5.13%, 10/23/2019	EUR	200,000	241,069
6.38%, 5/2/2018	EUR	250,000	285,715
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	300,000	325,564
1.30%, 2/22/2023	EUR	200,000	222,677
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	216,269
1.25%, 5/26/2023	EUR	300,000	334,419
1.88%, 11/6/2020	EUR	200,000	227,520
2.75%, 12/21/2020	GBP	100,000	133,893
2.88%, 11/7/2025	EUR	100,000	125,108
Series 001, 1.38%, 11/19/2019	EUR	200,000	221,912
Johnson & Johnson:
0.25%, 1/20/2022	EUR	200,000	214,208
1.65%, 5/20/2035	EUR	300,000	331,227
4.75%, 11/6/2019	EUR	200,000	240,664
JPMorgan Chase & Co.:
0.63%, 1/25/2024	EUR	400,000	419,313
1.38%, 9/16/2021	EUR	500,000	557,177
1.50%, 10/26/2022	EUR	200,000	223,755
1.50%, 1/27/2025	EUR	300,000	331,031
1.50%, 10/29/2026	EUR	300,000	326,130
1.88%, 11/21/2019	EUR	200,000	224,166
2.63%, 4/23/2021	EUR	200,000	233,344
2.75%, 8/24/2022	EUR	200,000	237,787
2.75%, 2/1/2023	EUR	200,000	238,689
2.88%, 5/24/2028	EUR	100,000	122,447
3.00%, 2/19/2026	EUR	300,000	368,496
3.88%, 9/23/2020	EUR	200,000	241,012
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	214,449
McDonald’s Corp. 1.00%, 11/15/2023	EUR	200,000	216,039
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	111,000
1.88%, 10/15/2026	EUR	200,000	230,732
Microsoft Corp.:
2.13%, 12/6/2021	EUR	300,000	348,739
3.13%, 12/6/2028	EUR	300,000	388,051
Morgan Stanley:
1.00%, 12/2/2022	EUR	300,000	323,462
1.38%, 10/27/2026	EUR	100,000	104,305
1.75%, 3/11/2024	EUR	300,000	333,502
1.88%, 3/30/2023	EUR	300,000	338,217

Series GMTN, 1.75%, 1/30/2025	EUR	400,000	441,245
Series GMTN, 2.38%, 3/31/2021	EUR	200,000	229,953
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	124,923
Series GMTN, 5.38%, 8/10/2020	EUR	300,000	374,848
Mylan NV (Series .), 2.25%, 11/22/2024	EUR	200,000	219,612
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	230,710
Pfizer, Inc.:
Zero Coupon, 3/6/2020	EUR	200,000	213,426
0.25%, 3/6/2022	EUR	200,000	212,516
5.75%, 6/3/2021	EUR	250,000	328,152
6.50%, 6/3/2038	GBP	300,000	609,132
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	336,008
2.88%, 3/3/2026	EUR	200,000	245,322
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	211,280
2.38%, 9/23/2024	EUR	200,000	228,369
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	300,000	333,387
2.00%, 8/16/2022	EUR	100,000	116,202
4.88%, 5/11/2027	EUR	200,000	291,222
Thermo Fisher Scientific, Inc.
0.75%, 9/12/2024	EUR	200,000	208,119
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	200,000	218,530
1.00%, 9/10/2021	EUR	200,000	220,890
1.80%, 7/23/2020	EUR	100,000	112,934
Verizon Communications, Inc.:
0.50%, 6/2/2022	EUR	200,000	212,245
0.88%, 4/2/2025	EUR	200,000	207,257
1.38%, 11/2/2028	EUR	300,000	307,517
1.63%, 3/1/2024	EUR	200,000	221,696
2.38%, 2/17/2022	EUR	400,000	463,223
2.63%, 12/1/2031	EUR	200,000	225,211
3.25%, 2/17/2026	EUR	100,000	123,174
4.07%, 6/18/2024	GBP	100,000	141,256
4.75%, 2/17/2034	GBP	200,000	296,315
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	250,000	375,047
4.88%, 1/19/2039	GBP	200,000	345,327
5.25%, 9/28/2035	GBP	150,000	265,410
5.63%, 3/27/2034	GBP	150,000	270,210
Wells Fargo & Co.:
1.00%, 2/2/2027	EUR	500,000	511,166
1.13%, 10/29/2021	EUR	200,000	220,443
1.38%, 10/26/2026	EUR	300,000	320,083
1.50%, 9/12/2022	EUR	300,000	334,904
1.63%, 6/2/2025	EUR	300,000	330,979
2.00%, 7/28/2025	GBP	100,000	123,469
2.00%, 4/27/2026	EUR	300,000	338,765
2.13%, 4/22/2022	GBP	200,000	257,598
2.13%, 6/4/2024	EUR	200,000	230,356
2.25%, 9/3/2020	EUR	100,000	114,103

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

2.25%, 5/2/2023	EUR	200,000	$232,164
2.63%, 8/16/2022	EUR	250,000	295,177
4.63%, 11/2/2035	GBP	150,000	233,644

			40,641,327

TOTAL CORPORATE BONDS & NOTES (Cost $166,566,320)			154,426,701

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $5,535)		5,535	5,535

TOTAL INVESTMENTS — 98.9% (Cost $166,571,855)			154,432,236
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%			1,690,802

NET ASSETS — 100.0%			$156,123,038

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

At March 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	EUR	1,051,4271,124,647	JPY	125,000,000	04/06/2017	$(2,792)
Westpac Banking Corp.	JPY	125,000,0001,121,855	EUR	1,041,672	04/06/2017	(7,644)
Westpac Banking Corp.	EUR	1,041,5671,115,703	JPY	125,000,000	05/08/2017	7,473
Westpac Banking Corp.	JPY	37,000,000332,460	EUR	310,364	05/08/2017	(5)

						$(2,968)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$4,181,164	$—	$4,181,164
Belgium	—	3,249,045	—	3,249,045
Canada	—	217,693	—	217,693
Cayman Islands	—	216,654	—	216,654
Denmark	—	781,143	—	781,143
Finland	—	218,037	—	218,037
France	—	21,757,297	—	21,757,297
Germany	—	17,827,613	—	17,827,613
Hong Kong	—	649,452	—	649,452
India	—	227,515	—	227,515
Ireland	—	213,028	—	213,028
Israel	—	897,950	—	897,950
Italy	—	8,491,795	—	8,491,795
Japan	—	1,122,384	—	1,122,384
Luxembourg	—	757,409	—	757,409

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico	$—	$828,262	$—	$828,262
Netherlands	—	12,113,863	—	12,113,863
Norway	—	932,184	—	932,184
Portugal	—	343,110	—	343,110
Spain	—	7,959,001	—	7,959,001
Sweden	—	3,992,839	—	3,992,839
Switzerland	—	7,369,247	—	7,369,247
United Kingdom	—	19,438,689	—	19,438,689
United States	—	40,641,327	—	40,641,327
Short-Term Investment	5,535	—	—	5,535

TOTAL INVESTMENTS	$5,535	$154,426,701	$—	$154,432,236

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	7,473	—	7,473

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,535	$154,434,174	$—	$154,439,709

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(10,441)	—	(10,441)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(10,441)	$—	$(10,441)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,153	$5,153	119,825	124,978	—	$—	$26
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,180,304	3,174,769	5,535	5,535	115
State Street Navigator Securities Lending Government Money Market Portfolio*	483,489	483,489	874,712	1,358,201	—	—	799

TOTAL		$488,642				$5,535	$940

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 12.1%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2018	BRL	4,865,000	$1,399,121
Series LTN, Zero Coupon, 7/1/2018	BRL	4,750,000	1,336,284
Series LTN, Zero Coupon, 10/1/2018	BRL	4,600,000	1,265,210
Series LTN, Zero Coupon, 1/1/2019	BRL	7,400,000	1,990,554
Series LTN, Zero Coupon, 7/1/2019	BRL	1,750,000	449,607
Series LTN, Zero Coupon, 1/1/2020	BRL	5,800,000	1,417,402
Zero Coupon, 7/1/2020	BRL	7,300,000	1,698,326
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	5,400,000	1,712,385
Series NTNF, 10.00%, 1/1/2023	BRL	5,430,000	1,716,099
Series NTNF, 10.00%, 1/1/2025	BRL	4,400,000	1,385,872
Series NTNF, 10.00%, 1/1/2027	BRL	2,500,000	785,715
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	104,726
10.25%, 1/10/2028	BRL	500,000	159,845

			15,421,146

CHILE — 2.0%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	140,000,000	217,780
4.50%, 6/1/2020	CLP	520,000,000	810,118
Series 5YR, 6.00%, 3/1/2018	CLP	20,000,000	31,013
Series 10YR, 6.00%, 6/1/2018	CLP	230,000,000	359,187
Series 10YR, 6.00%, 2/1/2021	CLP	190,000,000	310,961
6.00%, 3/1/2022	CLP	120,000,000	200,602
6.00%, 3/1/2023	CLP	190,000,000	320,506
Chile Government International Bond 5.50%, 8/5/2020	CLP	159,000,000	253,015

			2,503,182

COLOMBIA — 4.5%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	400,000,000	125,949
7.75%, 4/14/2021	COP	400,000,000	146,143
9.85%, 6/28/2027	COP	115,000,000	50,385
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,520,000,000	1,199,957

Series B, 6.00%, 4/28/2028	COP	2,320,000,000	753,970
Series B, 7.00%, 9/11/2019	COP	1,140,000,000	403,039
Series B, 7.00%, 5/4/2022	COP	2,750,000,000	981,915
Series B, 7.50%, 8/26/2026	COP	2,630,000,000	958,934
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	746,903
Series B, 11.00%, 7/24/2020	COP	760,000,000	300,795

			5,667,990

CZECH REPUBLIC — 3.8%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	4,450,000	177,357
Series 8Y, 0.45%, 10/25/2023	CZK	2,500,000	98,748
0.95%, 5/15/2030	CZK	2,000,000	76,155
Series 11Y, 1.00%, 6/26/2026	CZK	7,000,000	278,540
1.50%, 10/29/2019	CZK	13,150,000	542,368
2.40%, 9/17/2025	CZK	18,950,000	845,789
2.50%, 8/25/2028	CZK	6,400,000	290,031
3.75%, 9/12/2020	CZK	16,900,000	752,225
3.85%, 9/29/2021	CZK	4,900,000	226,033
4.20%, 12/4/2036	CZK	5,350,000	312,853
4.60%, 8/18/2018	CZK	7,200,000	305,126
4.70%, 9/12/2022	CZK	5,300,000	260,553
4.85%, 11/26/2057	CZK	300,000	19,419
5.00%, 4/11/2019	CZK	11,850,000	520,127
5.70%, 5/25/2024	CZK	1,700,000	91,835

			4,797,159

HUNGARY — 3.6%
Hungary Government Bond:
Series 18/C, 2.50%, 6/22/2018	HUF	240,500,000	857,198
Series 21/B, 2.50%, 10/27/2021	HUF	27,500,000	98,195
Series 24/B, 3.00%, 6/26/2024	HUF	117,000,000	408,899
Series 20/B, 3.50%, 6/24/2020	HUF	191,000,000	715,940
Series 18/B, 4.00%, 4/25/2018	HUF	23,000,000	82,963
Series 25/B, 5.50%, 6/24/2025	HUF	202,200,000	822,201
Series 23/A, 6.00%, 11/24/2023	HUF	54,000,000	226,201
Series 19/A, 6.50%, 6/24/2019	HUF	32,000,000	125,900
Series 28/A, 6.75%, 10/22/2028	HUF	70,000,000	317,855
Series 22/A, 7.00%, 6/24/2022	HUF	96,500,000	416,539
Series 20/A, 7.50%, 11/12/2020	HUF	121,200,000	513,279

			4,585,170

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

INDONESIA — 7.3%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	6,500,000,000	$456,399
Series FR64, 6.13%, 5/15/2028	IDR	6,500,000,000	440,181
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	102,905
Series FR65, 6.63%, 5/15/2033	IDR	1,500,000,000	101,654
Series FR61, 7.00%, 5/15/2022	IDR	16,528,000,000	1,247,771
Series FR59, 7.00%, 5/15/2027	IDR	6,300,000,000	470,414
Series FR69, 7.88%, 4/15/2019 (a)	IDR	6,465,000,000	495,833
Series FR53, 8.25%, 7/15/2021	IDR	11,800,000,000	929,796
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	282,778
Series FR72, 8.25%, 5/15/2036	IDR	11,200,000,000	887,992
Series FR70, 8.38%, 3/15/2024	IDR	8,600,000,000	686,628
Series FR56, 8.38%, 9/15/2026	IDR	5,500,000,000	447,826
Series FR68, 8.38%, 3/15/2034	IDR	830,000,000	65,837
Series FR73, 8.75%, 5/15/2031	IDR	19,050,000,000	1,586,845
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	498,755
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	83,411
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	110,995
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	31,833
Perusahaan Penerbit SBSN Indonesia Series PBS, 8.25%, 9/15/2020 .	IDR	5,000,000,000	388,732

			9,316,585

ISRAEL — 4.7%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,925,000	532,240
1.00%, 4/30/2021	ILS	720,000	199,348
1.75%, 8/31/2025	ILS	1,555,000	422,830
Series 0327, 2.00%, 3/31/2027	ILS	240,000	65,157
2.25%, 5/31/2019	ILS	995,000	284,995
3.75%, 3/31/2024	ILS	1,655,000	520,907
4.25%, 3/31/2023	ILS	1,850,000	594,951
5.00%, 1/31/2020	ILS	1,450,000	449,401
5.50%, 1/31/2022	ILS	3,220,000	1,072,793
5.50%, 1/31/2042	ILS	1,725,000	653,014
6.00%, 2/28/2019	ILS	1,450,000	442,573
6.25%, 10/30/2026	ILS	1,820,000	685,003

			5,923,212

MALAYSIA — 7.1%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,010,000	222,007
Series 0612, 3.49%, 3/31/2020	MYR	1,200,000	269,368
Series 0307, 3.50%, 5/31/2027	MYR	600,000	127,035
Series 0511, 3.58%, 9/28/2018	MYR	570,000	129,050
Series 0416, 3.62%, 11/30/2021	MYR	1,000,000	223,510
3.65%, 10/31/2019	MYR	1,130,000	255,198
Series 0315, 3.66%, 10/15/2020	MYR	1,400,000	315,503
Series 0513, 3.73%, 6/15/2028	MYR	240,000	50,710
Series 0515, 3.76%, 3/15/2019	MYR	2,275,000	516,544
Series 0116, 3.80%, 8/17/2023	MYR	300,000	66,868
3.84%, 4/15/2033	MYR	1,120,000	231,879
3.89%, 7/31/2020	MYR	500,000	113,485
Series 0212, 3.89%, 3/15/2027	MYR	600,000	129,645
Series 0316, 3.90%, 11/30/2026	MYR	1,085,000	240,132
Series 0115, 3.96%, 9/15/2025	MYR	1,700,000	377,519
4.05%, 9/30/2021	MYR	500,000	113,961
Series 0412, 4.13%, 4/15/2032	MYR	800,000	172,071
4.18%, 7/15/2024	MYR	200,000	45,347
Series 0411, 4.23%, 6/30/2031	MYR	1,860,000	407,922
Series 0415, 4.25%, 5/31/2035	MYR	650,000	139,788
Series 0902, 4.38%, 11/29/2019	MYR	4,520,000	1,039,680
Series 0216, 4.74%, 3/15/2046	MYR	800,000	178,966
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	39,999
4.94%, 9/30/2043	MYR	300,000	68,377
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	1,000,000	222,533
Series 0515, 3.51%, 5/15/2018	MYR	150,000	33,925
Series 0216, 3.74%, 8/26/2021	MYR	2,100,000	470,015
3.80%, 8/27/2020	MYR	2,600,000	585,016
Series 0316, 4.07%, 9/30/2026	MYR	3,825,000	851,503
4.19%, 7/15/2022	MYR	2,200,000	500,125
Series 0116, 4.39%, 7/7/2023	MYR	1,390,000	318,393

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

4.44%, 5/22/2024	MYR	2,300,000	$527,793

			8,983,867

MEXICO — 8.4%
Mexican Bonos:
4.75%, 6/14/2018	MXN	23,500,000	1,221,606
5.00%, 12/11/2019	MXN	12,900,000	655,974
5.75%, 3/5/2026	MXN	9,850,000	478,695
6.50%, 6/10/2021	MXN	17,750,000	930,609
6.50%, 6/9/2022	MXN	10,800,000	562,824
7.75%, 5/29/2031	MXN	16,300,000	899,461
7.75%, 11/23/2034	MXN	14,300,000	785,848
7.75%, 11/13/2042	MXN	8,800,000	483,361
8.00%, 6/11/2020	MXN	8,350,000	457,801
8.00%, 12/7/2023	MXN	12,050,000	674,383
Series M 10, 8.50%, 12/13/2018	MXN	16,100,000	878,834
8.50%, 5/31/2029	MXN	10,750,000	630,480
8.50%, 11/18/2038	MXN	10,750,000	635,343
10.00%, 12/5/2024	MXN	18,300,000	1,142,998
10.00%, 11/20/2036	MXN	3,000,000	201,311

			10,639,528

PERU — 2.8%
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	1,575,000	489,619
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	439,737
Series REGS, 6.35%, 8/12/2028	PEN	1,070,000	334,612
6.71%, 2/12/2055	PEN	250,000	76,768
Series REGS, 6.85%, 2/12/2042	PEN	1,180,000	381,033
Series REGS, 6.90%, 8/12/2037	PEN	1,370,000	450,184
Series REGS, 6.95%, 8/12/2031	PEN	1,835,000	605,449
Series REGS, 7.84%, 8/12/2020	PEN	485,000	163,535
Series REGS, 8.20%, 8/12/2026	PEN	1,635,000	592,898

			3,533,835

PHILIPPINES — 4.4%
Philippine Government Bond:
Series 5-72, 2.13%, 5/23/2018	PHP	3,900,000	76,880
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	751,107
Series 7-57, 3.50%, 3/20/2021	PHP	12,900,000	249,675
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	66,228
3.50%, 9/20/2026	PHP	22,000,000	396,879
Series 1060, 3.63%, 9/9/2025	PHP	32,600,000	602,693
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	301,187

Series 7-56, 3.88%, 11/22/2019	PHP	38,760,000	767,212
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	32,671
Series 2511, 4.63%, 9/9/2040	PHP	20,000,000	368,010
Series 7-51, 5.00%, 8/18/2018	PHP	5,400,000	109,973
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	165,514
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	143,745
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	100,873
Series 2017, 8.00%, 7/19/2031	PHP	36,087,338	946,480
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	360,966
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	221,226

			5,661,319

POLAND — 4.5%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	2,000,000	490,163
1.50%, 4/25/2020	PLN	700,000	172,264
Series 0721, 1.75%, 7/25/2021	PLN	2,900,000	702,904
2.00%, 4/25/2021	PLN	900,000	221,414
2.50%, 7/25/2018	PLN	2,350,000	599,133
2.50%, 7/25/2026	PLN	2,300,000	539,944
Series 0727, 2.50%, 7/25/2027	PLN	950,000	219,256
3.25%, 7/25/2025	PLN	2,510,000	631,879
3.75%, 4/25/2018	PLN	2,400,000	618,810
4.00%, 10/25/2023	PLN	2,200,000	585,378
5.25%, 10/25/2020	PLN	1,050,000	289,774
5.75%, 10/25/2021	PLN	500,000	142,316
5.75%, 9/23/2022	PLN	1,800,000	517,836

			5,731,071

ROMANIA — 2.8%
Romania Government Bond:
Series 3Y, 1.35%, 2/25/2019	RON	650,000	152,038
Series 4Y, 2.25%, 2/26/2020	RON	3,000,000	708,888
Series 3Y, 2.50%, 4/29/2019	RON	3,450,000	824,713
Series 4YR, 3.25%, 1/17/2018	RON	10,000	2,392
Series 5Y, 3.25%, 3/22/2021	RON	490,000	118,115
3.50%, 12/19/2022	RON	425,000	101,790
Series 10Y, 4.75%, 2/24/2025	RON	2,090,000	528,813
Series 7Y, 5.75%, 4/29/2020	RON	1,110,000	288,924
Series 15YR, 5.80%, 7/26/2027	RON	1,250,000	340,218
Series 10Y, 5.85%, 4/26/2023	RON	1,230,000	330,700

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

Series 10YR, 5.95%, 6/11/2021	RON	610,000	$162,161

			3,558,752

RUSSIA — 4.0%
Russian Federal Bond — OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	31,600,000	535,623
Series 6216, 6.70%, 5/15/2019	RUB	28,000,000	481,928
Series 6210, 6.80%, 12/11/2019	RUB	20,400,000	350,814
Series 6211, 7.00%, 1/25/2023	RUB	19,000,000	324,662
Series 6215, 7.00%, 8/16/2023	RUB	28,612,000	485,717
Series 6212, 7.05%, 1/19/2028	RUB	4,200,000	70,016
Series 6220, 7.40%, 12/7/2022	RUB	5,750,000	99,810
Series 6217, 7.50%, 8/18/2021	RUB	42,800,000	749,719
Series 6209, 7.60%, 7/20/2022	RUB	18,000,000	317,018
Series 6219, 7.75%, 9/16/2026	RUB	52,050,000	915,048
Series 6218, 8.50%, 9/17/2031	RUB	42,800,000	793,150

			5,123,505

SOUTH AFRICA — 4.3%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,500,000	238,532
6.50%, 2/28/2041	ZAR	9,350,000	492,298
6.75%, 3/31/2021	ZAR	1,250,000	89,634
7.00%, 2/28/2031	ZAR	4,900,000	300,551
7.25%, 1/15/2020	ZAR	4,700,000	345,961
7.75%, 2/28/2023	ZAR	6,950,000	505,111
8.00%, 12/21/2018	ZAR	4,050,000	303,703
8.00%, 1/31/2030	ZAR	17,500,000	1,184,148
8.25%, 3/31/2032	ZAR	2,700,000	182,484
8.50%, 1/31/2037	ZAR	6,300,000	420,836
8.75%, 1/31/2044	ZAR	2,850,000	192,434
8.75%, 2/28/2048	ZAR	7,900,000	532,902
8.88%, 2/28/2035	ZAR	4,000,000	280,474
Series 2040, 9.00%, 1/31/2040	ZAR	2,500,000	174,134
10.50%, 12/21/2026	ZAR	2,800,000	230,891

			5,474,093

SOUTH KOREA — 12.5%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	300,000,000	263,265
Series 1906, 1.50%, 6/10/2019	KRW	2,570,000,000	2,292,018
Series 2612, 1.50%, 12/10/2026	KRW	874,000,000	736,716
1.50%, 9/10/2036	KRW	630,000,000	492,801
1.63%, 6/10/2018	KRW	510,000,000	456,600

1.75%, 12/10/2018	KRW	800,000,000	717,440
Series 2606, 1.88%, 6/10/2026	KRW	1,609,000,000	1,405,015
2.00%, 12/10/2017	KRW	65,000,000	58,349
2.00%, 3/10/2020	KRW	1,000,000,000	901,853
Series 2103, 2.00%, 3/10/2021	KRW	648,000,000	584,248
Series 4603, 2.00%, 3/10/2046	KRW	945,000,000	783,738
2.25%, 6/10/2025	KRW	100,000,000	90,194
2.25%, 12/10/2025	KRW	500,000,000	449,877
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	626,604
2.75%, 9/10/2019	KRW	800,000,000	733,968
Series 2303, 3.00%, 3/10/2023	KRW	580,000,000	548,677
3.00%, 9/10/2024	KRW	100,000,000	94,948
3.00%, 12/10/2042	KRW	265,000,000	266,185
3.13%, 3/10/2019	KRW	1,230,000,000	1,131,519
3.25%, 9/10/2018	KRW	100,000,000	91,565
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	386,838
3.50%, 3/10/2024	KRW	1,560,000,000	1,524,629
Series 2206, 3.75%, 6/10/2022	KRW	100,000,000	97,537
3.75%, 12/10/2033	KRW	110,000,000	118,119
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	428,083
Series 2106, 4.25%, 6/10/2021	KRW	467,000,000	458,329
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	138,785

			15,877,900

THAILAND — 4.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	10,000,000	286,482
2.55%, 6/26/2020	THB	14,500,000	432,223
2.88%, 6/17/2046	THB	2,885,000	73,781
3.40%, 6/17/2036	THB	7,250,000	214,791
3.45%, 3/8/2019	THB	10,200,000	307,091
3.58%, 12/17/2027	THB	16,650,000	513,987
3.63%, 6/16/2023	THB	14,730,000	461,114
3.65%, 12/17/2021	THB	22,300,000	694,794
3.65%, 6/20/2031	THB	3,700,000	114,664
3.78%, 6/25/2032	THB	5,700,000	175,949
3.80%, 6/14/2041	THB	9,750,000	302,776
3.85%, 12/12/2025	THB	16,700,000	533,341
3.88%, 6/13/2019	THB	10,500,000	320,301
4.00%, 6/17/2066	THB	10,000,000	310,098
4.68%, 6/29/2044	THB	8,500,000	300,135
4.85%, 6/17/2061	THB	2,000,000	74,155
4.88%, 6/22/2029	THB	16,685,000	582,064

			5,697,746

TURKEY — 4.5%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	1,775,000	408,699
7.40%, 2/5/2020	TRY	1,325,000	332,192
8.00%, 3/12/2025	TRY	1,100,000	258,564

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount		Value

8.50%, 7/10/2019	TRY	900,000	$235,093
8.50%, 9/14/2022	TRY	900,000	223,541
8.70%, 7/11/2018	TRY	1,350,000	360,239
8.80%, 11/14/2018	TRY	1,780,000	472,317
8.80%, 9/27/2023	TRY	1,130,000	281,751
9.00%, 7/24/2024	TRY	525,000	132,056
9.20%, 9/22/2021	TRY	1,300,000	335,294
9.40%, 7/8/2020	TRY	1,050,000	275,788
9.50%, 1/12/2022	TRY	375,000	97,724
10.40%, 3/20/2024	TRY	850,000	229,209
10.50%, 1/15/2020	TRY	1,400,000	381,173
10.60%, 2/11/2026	TRY	2,740,000	747,139
10.70%, 2/17/2021	TRY	3,500,000	951,492

			5,722,271

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $127,257,942)			124,218,331

	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $511,841)		511,841	511,841

TOTAL INVESTMENTS — 98.2%
(Cost $127,769,783)			124,730,172
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%			2,267,233

NET ASSETS — 100.0%			$126,997,405

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $495,833, representing 0.4% of the Fund’s net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Brazil	$—	$15,421,146	$—	$15,421,146
Chile	—	2,503,182	—	2,503,182
Colombia	—	5,667,990	—	5,667,990
Czech Republic	—	4,797,159	—	4,797,159
Hungary.	—	4,585,170	—	4,585,170
Indonesia	—	9,316,585	—	9,316,585
Israel	—	5,923,212	—	5,923,212
Malaysia	—	8,983,867	—	8,983,867
Mexico	—	10,639,528	—	10,639,528
Peru.	—	3,533,835	—	3,533,835
Philippines	—	5,661,319	—	5,661,319
Poland	—	5,731,071	—	5,731,071
Romania	—	3,558,752	—	3,558,752
Russia	—	5,123,505	—	5,123,505

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Africa	$—	$5,474,093	$—	$5,474,093
South Korea	—	15,877,900	—	15,877,900
Thailand	—	5,697,746	—	5,697,746
Turkey	—	5,722,271	—	5,722,271
Short-Term Investment	511,841	—	—	511,841

TOTAL INVESTMENTS	$511,841	$124,218,331	$—	$124,730,172

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,945,965	$1,945,965	27,109,542	29,055,507	—	$—	$1,143
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	9,006,966	8,495,125	511,841	511,841	395

TOTAL		$1,945,965				$511,841	$1,538

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.5%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$12,862,000	$10,916,623
Lamar Media Corp.:
5.00%, 5/1/2023	8,632,000	8,912,540
5.38%, 1/15/2024	5,942,000	6,149,970
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	13,514,000	12,923,438
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	7,951,000	8,229,285
5.63%, 2/15/2024	7,245,000	7,498,575

		54,630,431

AEROSPACE & DEFENSE — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)	11,216,000	9,436,021
KLX, Inc. 5.88%, 12/1/2022 (a)	18,739,000	19,325,531
TransDigm, Inc.:
6.00%, 7/15/2022	17,468,000	17,675,869
6.38%, 6/15/2026	14,302,000	14,266,245
6.50%, 7/15/2024	16,480,000	16,707,424

		77,411,090

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	11,550,000	10,048,500
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	14,692,000	15,004,940

		25,053,440

AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	8,385,000	8,520,837
5.50%, 10/1/2019 (a)	12,257,000	12,747,280
6.13%, 6/1/2018	8,083,000	8,446,735

		29,714,852

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	9,111,000	9,019,890
4.88%, 5/15/2026 (a)	17,424,000	17,162,640
Under Armour, Inc. 3.25%, 6/15/2026	9,394,000	8,559,596

		34,742,126

AUTO MANUFACTURERS — 0.6%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	22,978,000	23,423,199
5.25%, 4/15/2023 (b)	21,434,000	22,019,148
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)	9,843,000	10,015,252
4.25%, 11/15/2019 (a)	7,164,000	7,334,145
5.63%, 2/1/2023 (a)	8,539,000	8,891,234

		71,682,978

AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	15,563,000	15,271,972

Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	15,718,000	15,856,318
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (a) (b)	11,265,000	11,268,380
6.50%, 4/1/2027 (a)	8,700,000	8,639,970
6.63%, 10/15/2022 (b)	9,371,000	9,617,457
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	12,225,000	12,210,330
5.00%, 5/31/2026	11,456,000	11,728,653
5.13%, 11/15/2023	14,436,000	15,049,530
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (a)	8,146,000	8,186,730
MPG Holdco I, Inc. 7.38%, 10/15/2022 (c)	9,772,000	10,612,392
Schaeffler Finance B.V.:
4.25%, 5/15/2021 (a)	10,717,000	10,877,755
4.75%, 5/15/2023 (a)	8,094,000	8,306,468
Tenneco, Inc. 5.00%, 7/15/2026	9,875,000	9,671,328
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	14,144,000	14,532,960
4.50%, 4/29/2022 (a)	15,524,000	16,165,141
4.75%, 4/29/2025 (a)	24,028,000	24,868,980

		202,864,364

BANKS — 2.1%
CIT Group, Inc.:
5.00%, 8/15/2022	17,655,000	18,460,068
5.25%, 3/15/2018	17,681,000	18,167,228
5.50%, 2/15/2019 (a)	14,351,000	15,086,489
Deutsche Bank AG:
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (d)	22,274,000	21,008,391
4.50%, 4/1/2025 (b)	22,497,000	21,714,104
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	29,206,000	27,348,498
5.71%, 1/15/2026 (a)	24,918,000	24,058,329
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	34,443,000	34,818,429
6.00%, 12/19/2023	30,168,000	31,874,906
6.13%, 12/15/2022	35,576,000	37,628,735

		250,165,177

BEVERAGES — 0.2%
Cott Beverages, Inc. 5.38%, 7/1/2022	7,770,000	7,925,400
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	11,470,000	11,674,166

		19,599,566

BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	6,997,000	6,629,658
Concordia International Corp.:
7.00%, 4/15/2023 (a)	12,076,000	2,347,574
9.50%, 10/21/2022 (a)	14,569,000	3,296,965

		12,274,197

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CHEMICALS — 2.5%
Ashland LLC:
3.88%, 4/15/2018	$7,268,000	$7,377,020
4.75%, 8/15/2022	18,863,000	19,464,730
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	6,846,000	7,051,380
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	11,306,000	13,567,200
10.00%, 10/15/2025	8,204,000	9,916,995
CF Industries, Inc.:
3.45%, 6/1/2023	9,877,000	9,303,146
4.95%, 6/1/2043	13,547,000	11,481,082
5.38%, 3/15/2044	10,713,000	9,320,310
Chemours Co.:
6.63%, 5/15/2023	19,654,000	20,809,655
7.00%, 5/15/2025	9,612,000	10,321,366
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	15,356,000	15,444,143
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	10,126,000	10,392,314
Huntsman International LLC 4.88%, 11/15/2020	9,711,000	10,099,440
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	7,609,000	7,628,023
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	15,340,000	15,109,900
Olin Corp. 5.13%, 9/15/2027	6,900,000	7,016,610
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	18,678,000	19,356,011
10.38%, 5/1/2021 (a)	6,913,000	7,673,430
PolyOne Corp. 5.25%, 3/15/2023	10,072,000	10,135,454
PQ Corp. 6.75%, 11/15/2022 (a)	9,217,000	9,793,063
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	9,000,000	8,932,500
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	7,372,000	6,644,384
TPC Group, Inc. 8.75%, 12/15/2020 (a)	12,832,000	11,677,120
Tronox Finance LLC:
6.38%, 8/15/2020	13,851,000	13,920,255
7.50%, 3/15/2022 (a)	7,306,000	7,571,208
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	10,401,000	10,895,047

		290,901,786

COAL — 0.5%
CONSOL Energy, Inc.:
5.88%, 4/15/2022	30,200,000	29,822,500
8.00%, 4/1/2023	6,486,000	6,818,732
Peabody Securities Finance Corp.:
6.00%, 3/31/2022 (a)	8,018,000	7,962,676
6.38%, 3/31/2025 (a)	8,373,000	8,331,135

		52,935,043

COMMERCIAL SERVICES — 3.7%
ADT Corp.:
3.50%, 7/15/2022	13,023,000	12,436,965
4.88%, 7/15/2032 (a)	15,657,000	12,486,457
6.25%, 10/15/2021	16,111,000	17,480,435

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	11,569,000	9,949,340
APX Group, Inc.:
7.88%, 12/1/2022 (a)	9,479,000	10,256,640
8.75%, 12/1/2020	12,621,000	13,125,840
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a)	8,465,000	8,888,250
6.50%, 7/15/2022 (a)	11,643,000	12,108,720
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (b)	8,964,000	8,661,913
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)	6,902,000	7,264,355
Cenveo Corp. 6.00%, 8/1/2019 (a)	9,148,000	7,558,992
Gartner, Inc. 5.13%, 4/1/2025 (a)	13,159,000	13,389,282
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	10,418,000	7,279,162
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	13,690,000	13,313,525
Herc Rentals, Inc.:
7.50%, 6/1/2022 (a)	8,935,000	9,493,438
7.75%, 6/1/2024 (a) (b)	8,490,000	9,020,625
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	11,881,000	10,351,321
5.88%, 10/15/2020 (b)	10,855,000	10,447,938
6.25%, 10/15/2022 (b)	6,769,000	6,439,350
IHS Markit, Ltd.:
4.75%, 2/15/2025 (a)	9,344,000	9,618,480
5.00%, 11/1/2022 (a)	12,029,000	12,525,196
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	18,683,000	19,558,766
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	7,574,000	6,305,355
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	20,970,000	21,808,800
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	9,505,000	9,469,832
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	50,046,000	54,920,480
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	10,486,000	10,748,150
Service Corp. International 5.38%, 5/15/2024	12,450,000	12,952,980
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	10,109,000	10,349,594
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	14,383,000	14,042,123
United Rentals North America, Inc.:
4.63%, 7/15/2023	15,923,000	16,400,690
5.50%, 5/15/2027	3,715,000	3,733,575
5.75%, 11/15/2024	2,250,000	2,340,000
5.88%, 9/15/2026	9,905,000	10,301,200
6.13%, 6/15/2023	10,659,000	11,138,655

		426,166,424

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 0.9%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	$10,171,000	$10,311,360
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a)	8,919,000	7,926,761
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (a)	7,656,000	8,689,560
Griffon Corp. 5.25%, 3/1/2022	10,196,000	10,145,020
Ply Gem Industries, Inc. 6.50%, 2/1/2022	6,900,000	7,223,437
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a)	6,831,000	6,779,768
Standard Industries, Inc.:
5.13%, 2/15/2021 (a)	7,387,000	7,636,311
5.38%, 11/15/2024 (a)	16,755,000	16,996,272
6.00%, 10/15/2025 (a)	16,412,000	16,966,726
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	12,644,000	12,913,317
US Concrete, Inc. 6.38%, 6/1/2024 (a)	2,776,000	2,887,040

		108,475,572

DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	6,964,000	7,138,100
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	15,730,000	16,025,724
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (b)	9,018,000	9,451,766
HD Supply, Inc.:
5.25%, 12/15/2021 (a)	17,483,000	18,379,878
5.75%, 4/15/2024 (a)	15,266,000	16,038,459
Ingram Micro, Inc. 5.45%, 12/15/2024	8,048,000	7,907,160
LKQ Corp. 4.75%, 5/15/2023	9,146,000	9,100,270

		84,041,357

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Aircastle, Ltd.:
5.13%, 3/15/2021	7,295,000	7,732,700
5.50%, 2/15/2022	8,195,000	8,768,650
6.25%, 12/1/2019	8,546,000	9,186,950
Ally Financial, Inc.:
3.60%, 5/21/2018	15,435,000	15,609,416
3.75%, 11/18/2019	13,558,000	13,643,415
5.75%, 11/20/2025	15,483,000	15,851,495
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	11,374,000	12,312,355
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (a)	5,601,680	3,655,096
Enova International, Inc. 9.75%, 6/1/2021	9,503,000	9,698,999
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	8,587,000	9,086,119
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	19,572,000	19,779,953
5.88%, 2/1/2022	18,799,000	19,139,732
6.00%, 8/1/2020	26,392,000	27,249,740

Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (b)	10,874,000	9,719,181
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	9,383,000	9,476,830
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	8,130,000	8,181,219
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	8,100,000	8,181,000
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	8,402,000	8,507,025
Navient Corp.:
5.50%, 1/25/2023 (b)	12,944,000	12,329,160
Series MTN, 4.88%, 6/17/2019	15,815,000	16,131,300
Series MTN, 5.50%, 1/15/2019	18,430,000	19,093,480
NFP Corp. 9.00%, 7/15/2021 (a)	7,426,000	7,788,018
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (a)	5,677,000	5,918,273
7.25%, 12/15/2021 (a)	15,602,000	16,226,080
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	22,455,000	22,062,037
Solera LLC/Solera FIinance, Inc. 10.50%, 3/1/2024 (a)	27,150,000	31,018,875
Springleaf Finance Corp.:
5.25%, 12/15/2019	11,943,000	12,017,644
7.75%, 10/1/2021	10,773,000	11,432,846
8.25%, 12/15/2020	12,569,000	13,645,221
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	11,092,000	10,232,370
Vertiv Intermediate Holding Corp. PIK, 12.00%, 2/15/2022 (a)	8,695,000	8,972,153
Walter Investment Management Corp. 7.88%, 12/15/2021 (b)	8,746,000	5,149,645

		407,796,977

ELECTRIC — 2.6%
AES Corp.:
4.88%, 5/15/2023	13,303,000	13,253,779
5.50%, 3/15/2024	9,610,000	9,766,643
7.38%, 7/1/2021	13,682,000	15,494,865
Calpine Corp.:
5.38%, 1/15/2023	21,698,000	21,860,735
5.75%, 1/15/2025	27,502,000	27,295,735
6.00%, 1/15/2022 (a)	5,948,000	6,215,660
Dynegy, Inc.:
6.75%, 11/1/2019	29,705,000	30,560,504
7.38%, 11/1/2022	30,946,000	30,636,540
7.63%, 11/1/2024 (b)	18,549,000	17,701,311
Enel SpA 5 year USD Swap + 5.88%, 8.75%, 9/24/2073 (a) (d)	18,019,000	20,700,227
InterGen NV 7.00%, 6/30/2023 (a)	12,264,000	10,976,280
NRG Energy, Inc.:
6.25%, 7/15/2022	16,333,000	16,700,493
6.63%, 1/15/2027 (a)	17,527,000	17,483,182
7.25%, 5/15/2026	15,840,000	16,236,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

NRG Yield Operating LLC 5.38%, 8/15/2024	$7,320,000	$7,439,316
Talen Energy Supply LLC:
4.63%, 7/15/2019 (a) (b)	19,456,000	19,870,413
6.50%, 6/1/2025 (b)	7,131,000	6,034,965
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)	12,181,000	13,628,103

		301,854,751

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Belden, Inc. 5.50%, 9/1/2022 (a)	9,473,000	9,662,460
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	8,394,000	8,582,865
General Cable Corp. 5.75%, 10/1/2022	7,809,000	7,613,775
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,513,000	6,708,390

		32,567,490

ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 6.38%, 2/1/2023 (a) (e)	15,915,000	16,551,600

ENGINEERING & CONSTRUCTION — 0.6%
AECOM:
5.13%, 3/15/2027 (a)	16,941,000	16,898,647
5.75%, 10/15/2022	11,687,000	12,271,350
5.88%, 10/15/2024	13,791,000	14,652,938
SBA Communications Corp.:
4.88%, 7/15/2022	10,388,000	10,543,820
4.88%, 9/1/2024 (a)	16,802,000	16,568,452

		70,935,207

ENTERTAINMENT — 2.7%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	9,933,000	10,169,405
5.88%, 11/15/2026 (a)	11,023,000	11,133,230
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	7,325,000	7,508,125
Churchill Downs, Inc. 5.38%, 12/15/2021	3,977,000	4,126,138
Cinemark USA, Inc. 4.88%, 6/1/2023	14,537,000	14,672,194
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	7,989,000	8,188,725
4.88%, 11/1/2020	12,782,000	13,389,145
5.38%, 11/1/2023	2,443,000	2,589,580
5.38%, 4/15/2026	15,329,000	15,827,193
International Game Technology PLC:
5.63%, 2/15/2020 (a)	9,859,000	10,228,713
6.25%, 2/15/2022 (a)	22,437,000	24,018,808
6.50%, 2/15/2025 (a)	18,447,000	19,670,036
Isle of Capri Casinos, Inc. 5.88%, 3/15/2021	5,838,000	6,021,313
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	8,158,000	8,474,530

Mohegan Tribal Gaming Authority 7.88%, 10/15/2024 (a) (b)	8,257,000	8,370,947
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024 (a)	7,842,000	7,920,420
Regal Entertainment Group 5.75%, 3/15/2022	12,530,000	13,031,200
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	32,341,000	34,485,208
10.00%, 12/1/2022	34,683,000	36,850,687
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (f)	25,000,000	24,750,000
5.25%, 1/15/2021 (a)	12,177,000	12,478,990
5.50%, 4/15/2027 (a) (f)	9,000,000	8,977,500
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	8,287,000	8,711,709

		311,593,796

ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc.:
5.13%, 6/1/2021	12,656,000	12,877,480
5.25%, 8/1/2020	12,283,000	12,497,952
GFL Environmental, Inc. 9.88%, 2/1/2021 (a)	7,360,000	7,967,200

		33,342,632

FOOD — 2.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025 (a)	18,893,000	18,278,977
6.63%, 6/15/2024 (a)	19,407,000	19,820,369
B&G Foods, Inc.:
4.63%, 6/1/2021	10,405,000	10,509,050
5.25%, 4/1/2025	8,215,000	8,297,150
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (f)	10,825,000	10,987,375
Dean Foods Co. 6.50%, 3/15/2023 (a)	10,392,000	10,833,660
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	13,703,000	11,065,173
Ingles Markets, Inc. 5.75%, 6/15/2023	11,866,000	11,940,756
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	15,401,000	15,555,010
5.88%, 7/15/2024 (a)	12,143,000	12,416,218
7.25%, 6/1/2021 (a)	6,375,000	6,534,375
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	11,530,000	11,746,764
4.88%, 11/1/2026 (a)	13,533,000	13,769,827
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	6,995,000	7,047,463
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	26,359,000	25,238,742
5.50%, 3/1/2025 (a)	16,821,000	16,905,105
7.75%, 3/15/2024 (a)	11,584,000	12,734,291
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	13,208,000	13,852,550

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

US Foods, Inc. 5.88%, 6/15/2024 (a)	$9,771,000	$10,150,115
WhiteWave Foods Co. 5.38%, 10/1/2022	7,635,000	8,283,975

		255,966,945

FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	8,171,000	8,232,282
5.00%, 4/1/2025 (a)	10,000,000	10,275,000
5.13%, 1/15/2024	13,282,000	13,912,895

		32,420,177

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	7,138,000	7,120,155
Resolute Forest Products, Inc. 5.88%, 5/15/2023	9,637,000	8,793,762

		15,913,917

GAS — 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	9,331,000	9,273,148
5.63%, 5/20/2024	10,103,000	10,166,649
5.88%, 8/20/2026	12,504,000	12,504,000
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (a)	11,167,000	10,831,990
7.50%, 11/1/2023 (a)	11,385,000	11,741,350

		54,517,137

HEALTH CARE PRODUCTS — 1.0%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	17,251,000	14,878,988
Hologic, Inc. 5.25%, 7/15/2022 (a)	16,163,000	16,951,754
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	10,438,000	11,064,280
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	10,890,000	10,904,157
5.63%, 10/15/2023 (a) (b)	13,397,000	12,744,566
5.75%, 8/1/2022 (a) (b)	14,618,000	14,388,497
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	20,862,000	19,376,626
Universal Hospital Services, Inc. 7.63%, 8/15/2020	13,718,000	13,743,721

		114,052,589

HEALTH CARE SERVICES — 5.8%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	8,419,000	8,729,661
Centene Corp.:
4.75%, 5/15/2022	15,955,000	16,373,819
4.75%, 1/15/2025	18,536,000	18,652,777
5.63%, 2/15/2021	22,248,000	23,244,710

CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	35,750,000	36,529,350
6.88%, 2/1/2022	43,935,000	37,784,100
7.13%, 7/15/2020	1,468,000	1,345,128
8.00%, 11/15/2019 (b)	30,360,000	29,771,016
DaVita, Inc.:
5.00%, 5/1/2025	25,413,000	25,476,532
5.13%, 7/15/2024	30,940,000	31,274,152
5.75%, 8/15/2022	9,240,000	9,580,725
Envision Healthcare Corp.:
5.63%, 7/15/2022	17,157,000	17,585,925
5.13%, 7/1/2022 (a)	10,872,000	11,036,167
6.25%, 12/1/2024 (a)	9,615,000	10,017,628
Fresenius Medical Care US Finance II, Inc. 4.13%, 10/15/2020 (a)	7,869,000	7,965,789
HCA, Inc.:
3.75%, 3/15/2019	23,418,000	23,958,956
5.00%, 3/15/2024	30,801,000	32,304,089
5.38%, 2/1/2025	40,485,000	42,027,478
HealthSouth Corp. 5.75%, 11/1/2024	18,298,000	18,378,054
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	9,019,000	8,365,123
8.00%, 1/15/2020	10,697,000	10,884,198
8.75%, 1/15/2023	10,110,000	10,034,175
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a)	9,209,000	9,337,005
5.50%, 12/1/2021	14,708,000	15,296,320
5.88%, 12/1/2023	7,084,000	7,269,955
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	13,588,000	13,859,760
Molina Healthcare, Inc. 5.38%, 11/15/2022	10,882,000	11,296,604
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	23,666,000	25,497,748
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	13,368,000	14,222,215
Select Medical Corp. 6.38%, 6/1/2021	10,474,000	10,552,555
Tenet Healthcare Corp.:
6.00%, 10/1/2020	27,930,000	29,502,459
6.75%, 6/15/2023 (b)	25,450,000	24,974,085
8.13%, 4/1/2022	47,153,000	49,218,301
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	18,075,000	18,640,748
5.75%, 11/15/2020	9,367,000	9,636,770

		670,624,077

HOLDING COMPANIES-DIVERS — 0.7%
HRG Group, Inc.:
7.75%, 1/15/2022	14,719,000	15,491,747
7.88%, 7/15/2019	12,814,000	13,262,490
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	7,067,000	7,332,013
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	9,468,000	8,260,830

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

PetSmart, Inc. 7.13%, 3/15/2023 (a)	$30,370,000	$28,851,500
Stena AB 7.00%, 2/1/2024 (a) (b)	7,377,000	6,897,495

		80,096,075

HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/2022 (a)	7,163,000	7,843,485
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	9,359,000	9,675,334
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	6,915,000	7,122,450
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	9,086,000	8,813,420
Lennar Corp.:
4.13%, 1/15/2022	9,781,000	9,878,810
4.50%, 6/15/2019	2,902,000	2,978,323
4.50%, 11/15/2019	5,990,000	6,177,487
4.75%, 11/15/2022	9,556,000	9,855,103
PulteGroup, Inc.:
4.25%, 3/1/2021	9,589,428	9,823,170
5.00%, 1/15/2027	9,637,000	9,586,888
5.50%, 3/1/2026	10,444,000	10,757,320
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	7,705,000	7,897,625

		100,409,415

HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	8,560,000	8,429,888

HOUSEHOLD PRODUCTS — 0.3%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	8,318,000	8,786,303
Avon Products, Inc. 7.00%, 3/15/2023 (b)	7,227,000	6,757,245
Edgewell Personal Care Co. 4.70%, 5/24/2022	6,455,000	6,713,200
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	9,521,000	9,330,580
Revlon Consumer Products Corp. 5.75%, 2/15/2021	7,005,000	7,005,000

		38,592,328

HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	15,838,000	16,096,159
Spectrum Brands, Inc.:
5.75%, 7/15/2025	15,282,000	16,122,510
6.63%, 11/15/2022	8,564,000	8,992,200

		41,210,869

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (a)	7,795,000	8,028,850

INSURANCE — 0.5%
Alliant Holdings Intermediate LLC 8.25%, 8/1/2023 (a)	8,881,000	9,336,151

CNO Financial Group, Inc. 5.25%, 5/30/2025	6,896,000	7,072,538
HUB International, Ltd. 7.88%, 10/1/2021 (a)	19,831,000	20,650,020
USI, Inc. 7.75%, 1/15/2021 (a)	8,450,000	8,592,594
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (d)	10,268,000	10,538,048

		56,189,351

INTERNET — 1.2%
Netflix, Inc.:
4.38%, 11/15/2026 (a)	13,901,000	13,692,485
5.50%, 2/15/2022	10,769,000	11,415,140
5.88%, 2/15/2025	13,954,000	14,983,805
Symantec Corp. 5.00%, 4/15/2025 (a)	17,522,000	17,929,674
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)	14,476,000	15,978,609
VeriSign, Inc. 4.63%, 5/1/2023	10,938,000	11,074,725
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	12,859,000	13,548,242
6.00%, 4/1/2023	20,999,000	22,181,244
6.38%, 5/15/2025	13,011,000	14,044,073

		134,847,997

IRON/STEEL — 0.8%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	7,876,000	8,072,900
ArcelorMittal 6.13%, 6/1/2025	8,710,000	9,689,875
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	7,326,000	7,655,670
Cliffs Natural Resources, Inc.:
5.75%, 3/1/2025 (a) (b)	10,154,000	9,862,580
8.25%, 3/31/2020 (a)	6,334,000	6,856,555
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	9,853,000	10,050,060
Steel Dynamics, Inc.:
5.00%, 12/15/2026 (a)	4,772,000	4,783,930
5.13%, 10/1/2021	9,921,000	10,218,630
5.50%, 10/1/2024	4,768,000	4,976,839
United States Steel Corp. 8.38%, 7/1/2021 (a)	15,043,000	16,697,730

		88,864,769

IT SERVICES — 1.8%
Conduent Finance, Inc./Xerox Business Services LLC 10.50%, 12/15/2024 (a)	8,478,000	9,760,721
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (a)	24,541,000	25,890,755
EMC Corp.:
1.88%, 6/1/2018	37,544,000	37,168,560
2.65%, 6/1/2020	31,284,000	30,404,920
NCR Corp.:
4.63%, 2/15/2021	7,328,000	7,474,560
5.00%, 7/15/2022	12,885,000	13,078,275
6.38%, 12/15/2023 (b)	5,537,000	5,827,693

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	$9,011,000	$9,213,747
Western Digital Corp. 10.50%, 4/1/2024	55,242,000	64,981,165

		203,800,396

LEISURE TIME — 0.6%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)	7,949,000	6,617,542
NCL Corp., Ltd.:
4.63%, 11/15/2020 (a)	4,832,000	4,916,560
4.75%, 12/15/2021 (a)	13,296,000	13,462,200
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	8,712,000	9,430,740
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	12,417,000	12,712,525
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	8,356,000	8,711,130
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	9,010,000	9,302,825

		65,153,522

LODGING — 2.4%
Boyd Gaming Corp.:
6.38%, 4/1/2026	12,134,000	12,953,045
6.88%, 5/15/2023	11,347,000	12,226,393
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	13,353,000	13,920,503
11.00%, 10/1/2021 (b)	17,655,000	19,243,950
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	10,239,000	10,994,638
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	8,895,000	9,295,275
10.75%, 9/1/2024 (a) (b)	7,406,000	7,702,240
FelCor Lodging L.P. 5.63%, 3/1/2023	8,718,000	9,023,130
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	15,750,000	15,631,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025 (a)	14,835,000	14,899,903
4.88%, 4/1/2027 (a)	9,395,000	9,471,334
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	11,258,000	11,638,520
MGM Resorts International:
6.00%, 3/15/2023	18,068,000	19,400,515
6.63%, 12/15/2021	19,996,000	22,095,580
6.75%, 10/1/2020	17,000,000	18,679,600
7.75%, 3/15/2022	1,697,000	1,955,793
Station Casinos LLC 7.50%, 3/1/2021	7,572,000	7,893,810
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	11,640,000	12,382,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	4,639,000	4,546,220

5.38%, 3/15/2022	15,102,000	15,441,795
5.50%, 3/1/2025 (a)	29,580,000	30,097,650

		279,493,819

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	17,305,000	17,754,930
Terex Corp. 5.63%, 2/1/2025 (a)	8,839,000	8,927,390
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	11,610,000	12,415,444

		39,097,764

MACHINERY-DIVERSIFIED — 0.5%
CNH Industrial Capital LLC:
3.63%, 4/15/2018	6,798,000	6,865,980
3.88%, 7/16/2018	7,633,000	7,738,335
3.88%, 10/15/2021	3,969,000	3,966,222
4.38%, 11/6/2020	8,577,000	8,855,753
CNH Industrial NV 4.50%, 8/15/2023 (b)	9,506,000	9,577,295
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)	7,647,000	7,886,351
Zebra Technologies Corp. 7.25%, 10/15/2022 (b)	15,337,000	16,602,302

		61,492,238

MEDIA — 9.8%
Altice Financing SA 7.50%, 5/15/2026 (a)	38,833,000	41,260,062
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	16,543,000	17,039,290
5.50%, 5/15/2026 (a)	22,822,000	23,422,219
AMC Networks, Inc.:
4.75%, 12/15/2022	8,369,000	8,416,076
5.00%, 4/1/2024	15,197,000	15,197,000
Block Communications, Inc. 6.88%, 2/15/2025 (a)	6,209,000	6,581,540
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2027 (a) (f)	48,205,000	48,446,025
5.50%, 5/1/2026 (a)	2,727,000	2,819,173
5.75%, 2/15/2026 (a)	38,564,000	40,515,338
5.88%, 4/1/2024 (a)	25,783,000	27,378,323
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	13,067,000	13,279,992
6.38%, 9/15/2020 (a)	23,405,000	24,107,150
7.75%, 7/15/2025 (a)	10,988,000	12,101,084
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	11,377,000	11,547,655
Series B, 6.50%, 11/15/2022	30,837,000	31,993,387
CSC Holdings LLC:
5.50%, 4/15/2027 (a)	20,626,000	20,962,204
10.88%, 10/15/2025 (a)	30,111,000	36,172,344
DISH DBS Corp.:
5.88%, 7/15/2022	29,996,000	31,477,802
5.88%, 11/15/2024	32,520,000	34,155,756
7.75%, 7/1/2026	29,031,000	33,713,700

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Gray Television, Inc.:
5.13%, 10/15/2024 (a)	$9,330,000	$9,202,179
5.88%, 7/15/2026 (a)	8,395,000	8,541,913
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	24,720,000	21,012,000
9.00%, 9/15/2022 (b)	15,408,000	11,576,030
10.63%, 3/15/2023	13,769,000	10,670,975
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	6,969,000	6,986,423
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	12,543,000	12,716,093
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	7,381,000	7,510,168
5.00%, 4/15/2022 (a)	41,436,000	42,368,310
Quebecor Media, Inc. 5.75%, 1/15/2023	17,858,000	18,616,965
SFR Group SA:
6.00%, 5/15/2022 (a)	61,216,000	63,438,141
6.25%, 5/15/2024 (a)	21,356,000	21,462,780
7.38%, 5/1/2026 (a)	82,242,000	84,610,570
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	6,627,000	6,776,108
5.63%, 8/1/2024 (a)	10,771,000	10,959,492
6.13%, 10/1/2022	8,234,000	8,614,823
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (a)	13,774,000	14,081,160
5.38%, 7/15/2026 (a)	17,860,000	18,240,418
6.00%, 7/15/2024 (a)	24,069,000	25,753,830
TEGNA, Inc.:
5.13%, 10/15/2019	9,077,000	9,292,579
5.13%, 7/15/2020	6,123,000	6,314,650
6.38%, 10/15/2023	12,178,000	12,901,069
Time, Inc. 5.75%, 4/15/2022 (a)	8,814,000	9,166,560
Tribune Media Co. 5.88%, 7/15/2022	17,124,000	17,851,770
Unitymedia GmbH 6.13%, 1/15/2025 (a)	13,320,000	14,019,300
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)	9,089,000	9,305,318
5.50%, 1/15/2023 (a)	16,716,000	17,361,238
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	18,726,000	18,632,370
5.13%, 2/15/2025 (a)	22,048,000	21,690,822
6.75%, 9/15/2022 (a)	16,649,000	17,443,157
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (d)	9,910,000	10,071,533
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (d)	9,795,000	9,837,118
Videotron, Ltd.:
5.00%, 7/15/2022	7,383,000	7,678,320
5.38%, 6/15/2024 (a)	9,938,000	10,335,520
Virgin Media Secured Finance PLC 5.50%, 8/15/2026 (a)	8,586,000	8,714,790

WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	14,527,000	15,108,080
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (a)	9,305,000	9,235,213
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (a)	29,022,000	28,984,271

		1,137,668,176

METAL FABRICATE & HARDWARE — 0.5%
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.38%, 12/15/2023 (a)	12,117,000	12,708,310
Novelis Corp.:
5.88%, 9/30/2026 (a)	23,122,000	23,584,440
6.25%, 8/15/2024 (a)	17,260,000	17,907,250

		54,200,000

MINING — 2.5%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	11,573,000	12,427,087
7.00%, 9/30/2026 (a)	8,429,000	9,187,610
Aleris International, Inc. 9.50%, 4/1/2021 (a)	11,391,000	12,159,893
Anglo American Capital PLC:
3.63%, 5/14/2020 (a)	13,020,000	13,174,612
4.13%, 9/27/2022 (a) (b)	9,451,000	9,545,510
4.88%, 5/14/2025 (a)	10,279,000	10,491,004
Arconic, Inc. 5.13%, 10/1/2024 (b)	20,198,000	20,864,534
Constellium NV 6.63%, 3/1/2025 (a) (b)	9,297,000	8,971,605
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	6,716,000	6,892,631
First Quantum Minerals, Ltd.:
7.00%, 2/15/2021 (a)	18,978,000	19,547,340
7.25%, 5/15/2022 (a) (b)	4,727,000	4,868,810
7.25%, 4/1/2023 (a)	15,720,000	15,897,636
7.50%, 4/1/2025 (a)	17,060,000	17,167,478
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	15,000,000	14,662,500
3.88%, 3/15/2023	29,690,000	27,311,831
5.45%, 3/15/2043	30,147,000	25,513,406
HudBay Minerals, Inc. 7.63%, 1/15/2025 (a)	9,100,000	9,873,500
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	8,024,000	9,027,000
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	6,882,000	7,286,662
New Gold, Inc. 6.25%, 11/15/2022 (a)	7,907,000	7,946,535
Teck Resources, Ltd.:
3.75%, 2/1/2023	13,593,000	13,202,881
8.50%, 6/1/2024 (a)	8,584,000	9,893,060

		285,913,125

MISCELLANEOUS MANUFACTURER — 0.8%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	6,850,000	6,893,155

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Bombardier, Inc.:
6.13%, 1/15/2023 (a)	$18,547,000	$18,176,060
7.50%, 3/15/2025 (a)	19,751,000	20,221,074
8.75%, 12/1/2021 (a)	25,844,000	28,363,790
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	17,624,000	17,955,331
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,925,000	7,154,391

		98,763,801

OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	3,292,000	3,329,035
5.00%, 9/1/2025	10,866,000	11,083,320
5.50%, 12/1/2024	6,642,000	6,982,403
6.00%, 8/15/2022	9,528,000	10,116,830

		31,511,588

OIL & GAS — 9.4%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (a)	8,746,000	9,139,570
Antero Resources Corp.:
5.13%, 12/1/2022	19,413,000	19,628,484
5.38%, 11/1/2021	10,176,000	10,438,541
5.63%, 6/1/2023	12,868,000	13,117,639
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	23,405,000	24,165,662
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	13,546,000	13,715,325
California Resources Corp. 8.00%, 12/15/2022 (a)	36,091,000	29,323,937
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021 (b)	14,356,000	12,166,710
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	10,304,000	10,317,395
7.50%, 9/15/2020	11,178,000	11,583,761
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024 (a)	18,705,000	20,622,262
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	37,952,000	39,754,720
8.00%, 1/15/2025 (a) (b)	16,303,000	16,262,242
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	11,017,000	11,031,322
Concho Resources, Inc.:
4.38%, 1/15/2025	10,371,000	10,436,337
5.50%, 4/1/2023	21,572,000	22,327,020
Continental Resources, Inc.:
3.80%, 6/1/2024	14,946,000	13,881,845
4.50%, 4/15/2023	23,524,000	22,921,786
4.90%, 6/1/2044	9,250,000	7,943,900
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,499,000	7,517,748
Denbury Resources, Inc.:
4.63%, 7/15/2023	10,766,000	7,832,265
5.50%, 5/1/2022	13,392,000	10,378,800
9.00%, 5/15/2021 (a)	9,172,000	9,642,524

Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	11,811,000	8,474,393
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (a)	7,494,000	7,529,222
5.38%, 5/31/2025 (a)	6,797,000	6,966,925
Eclipse Resources Corp. 8.88%, 7/15/2023	10,029,000	10,329,870
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (a)	8,721,000	9,069,840
Ensco PLC:
4.50%, 10/1/2024	13,714,000	11,614,387
5.20%, 3/15/2025 (b)	4,820,000	4,187,616
5.75%, 10/1/2044	15,630,000	11,820,969
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023 (b)	9,105,000	6,988,088
8.00%, 2/15/2025 (a)	15,570,000	14,519,025
9.38%, 5/1/2020	21,146,000	19,934,334
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a)	9,828,650	10,295,511
Gulfport Energy Corp.:
6.00%, 10/15/2024 (a)	9,307,000	9,039,889
6.38%, 5/15/2025 (a)	12,930,000	12,703,725
Halcon Resources Corp. 6.75%, 2/15/2025 (a) (b)	14,121,000	13,885,179
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	9,529,000	8,933,437
5.75%, 10/1/2025 (a)	5,688,000	5,488,920
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a) (b)	19,831,000	16,261,420
Laredo Petroleum, Inc. 7.38%, 5/1/2022	6,918,000	7,186,418
Matador Resources Co. 6.88%, 4/15/2023 (a)	1,597,000	1,664,873
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	13,352,000	11,934,018
6.50%, 1/15/2025 (a) (b)	10,738,000	10,751,959
7.00%, 3/31/2024 (a)	16,927,000	15,129,353
Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021 (g)	7,633,000	2,862,375
Murphy Oil Corp.:
4.00%, 6/1/2022	4,567,000	4,372,903
4.70%, 12/1/2022	12,474,000	12,130,965
6.88%, 8/15/2024	8,445,000	8,951,700
Newfield Exploration Co.:
5.38%, 1/1/2026	9,758,000	10,179,546
5.63%, 7/1/2024	16,117,000	16,984,095
Noble Holding International, Ltd. 7.75%, 1/15/2024 (b)	16,124,000	15,479,040
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	7,980,000	6,862,800
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	13,859,000	14,170,827
Pacific Drilling SA 5.38%, 6/1/2020 (a) (b)	8,650,000	4,206,495

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	$8,362,000	$4,536,385
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a)	9,569,000	9,701,052
PDC Energy, Inc. 7.75%, 10/15/2022	8,083,000	8,507,357
Permian Resources LLC 13.00%, 11/30/2020 (a)	7,486,000	8,777,335
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	11,023,000	8,928,630
7.38%, 11/1/2021 (a) (b)	11,503,000	9,259,915
Puma International Financing SA 6.75%, 2/1/2021 (a)	14,914,000	15,398,706
QEP Resources, Inc.:
5.25%, 5/1/2023	10,022,000	9,827,573
5.38%, 10/1/2022	2,457,000	2,417,197
Range Resources Corp.:
4.88%, 5/15/2025	10,338,000	9,872,790
5.00%, 8/15/2022 (a)	6,362,000	6,266,570
5.00%, 3/15/2023 (a)	12,666,000	12,444,345
Rice Energy, Inc. 6.25%, 5/1/2022	12,819,000	13,139,475
Rowan Cos., Inc.:
4.88%, 6/1/2022	10,012,000	9,511,400
7.38%, 6/15/2025	7,756,000	7,804,863
RSP Permian, Inc. 6.63%, 10/1/2022	10,288,000	10,725,240
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	18,358,000	17,005,015
7.75%, 6/15/2021	9,304,000	9,187,700
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	10,328,000	10,792,760
SM Energy Co.:
5.00%, 1/15/2024	7,153,000	6,759,585
5.63%, 6/1/2025 (b)	9,420,000	8,949,000
6.13%, 11/15/2022	11,316,000	11,457,450
Southwestern Energy Co.:
4.10%, 3/15/2022	18,096,000	16,898,045
5.80%, 1/23/2020	10,965,000	11,053,816
6.70%, 1/23/2025	14,604,000	14,311,920
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	13,426,000	13,560,260
6.25%, 4/15/2021	6,998,000	7,137,960
6.38%, 4/1/2023	13,173,000	13,370,595
Tesoro Corp.:
4.75%, 12/15/2023 (a)	13,141,000	13,578,595
5.13%, 12/15/2026 (a)	11,177,000	11,724,673
Transocean, Inc.:
8.13%, 12/15/2021 (b)	1,944,000	2,038,867
9.00%, 7/15/2023 (a)	18,680,000	19,940,900
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	7,375,000	7,080,000
6.25%, 4/15/2022 (a)	12,701,000	11,811,930
Whiting Petroleum Corp.:
5.00%, 3/15/2019	15,700,000	15,681,160
5.75%, 3/15/2021	13,767,000	13,732,582
WPX Energy, Inc.:
5.25%, 9/15/2024	4,419,000	4,209,098
7.50%, 8/1/2020	11,649,000	12,347,940

8.25%, 8/1/2023 (b)	7,758,000	8,553,195

		1,093,361,791

OIL & GAS SERVICES — 0.8%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	7,745,000	8,156,453
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a) (f)	8,895,000	9,106,701
McDermott International, Inc. 8.00%, 5/1/2021 (a)	8,219,000	8,342,285
PHI, Inc. 5.25%, 3/15/2019	8,402,000	7,939,890
SESI LLC 7.13%, 12/15/2021	12,192,000	12,313,920
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a) (b)	10,698,000	11,446,860
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	6,306,000	6,503,378
Weatherford International, Ltd.:
4.50%, 4/15/2022 (b)	10,223,000	9,801,812
7.75%, 6/15/2021	15,005,000	16,158,885
8.25%, 6/15/2023 (b)	8,022,000	8,663,760

		98,433,944

PACKAGING & CONTAINERS — 2.9%
ARD Finance SA PIK, 7.13%, 9/15/2023 (a)	2,657,000	2,723,425
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 5/15/2023 (a)	16,728,000	16,937,100
6.00%, 2/15/2025 (a)	26,901,000	27,170,010
7.25%, 5/15/2024 (a)	26,149,000	27,979,430
Ball Corp.:
4.00%, 11/15/2023	10,771,000	10,757,536
4.38%, 12/15/2020	16,560,000	17,325,900
5.00%, 3/15/2022	1,476,000	1,557,180
5.25%, 7/1/2025	16,114,000	17,060,698
Berry Plastics Corp.:
5.13%, 7/15/2023	11,137,000	11,415,425
5.50%, 5/15/2022	7,851,000	8,174,854
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	25,205,000	25,409,160
7.25%, 4/15/2025 (a)	18,700,000	18,700,000
9.13%, 8/15/2021 (a)	8,785,000	9,582,678
Coveris Holdings SA 7.88%, 11/1/2019 (a)	11,065,000	10,899,025
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	14,328,000	14,633,186
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	9,034,000	9,203,839
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	10,985,000	11,301,368
5.88%, 8/15/2023 (a) (b)	7,489,000	7,910,631
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.13%, 7/15/2023 (a)	24,915,000	25,662,450
5.75%, 10/15/2020	49,065,000	50,478,072

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.00%, 7/15/2024 (a)	$12,515,000	$13,376,032
Silgan Holdings, Inc. 5.00%, 4/1/2020	3,074,000	3,100,898

		341,358,897

PHARMACEUTICALS — 2.1%
Capsugel SA PIK, 7.00%, 5/15/2019 (a)	10,489,000	10,462,778
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	14,417,000	12,426,012
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	25,533,000	22,213,710
6.00%, 2/1/2025 (a)	16,066,000	13,776,595
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	17,541,000	18,232,115
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	12,079,000	12,441,370
Nature’s Bounty Co. 7.63%, 5/15/2021 (a)	19,008,000	20,005,920
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	11,008,000	11,131,840
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (a)	47,352,000	36,697,800
6.13%, 4/15/2025 (a) (b)	51,144,000	39,380,880
6.38%, 10/15/2020 (a) (b)	36,089,000	32,660,545
Vizient, Inc. 10.38%, 3/1/2024 (a)	11,322,000	12,914,156

		242,343,721

PIPELINES — 2.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (a)	10,241,000	10,407,928
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025 (a)	23,163,000	24,147,427
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025 (a) (b)	4,359,000	4,451,847
6.25%, 4/1/2023	11,448,000	11,884,169
DCP Midstream Operating L.P.:
3 Month USD LIBOR + 3.85%,
5.85%, 5/21/2043 (a) (d)	8,643,000	7,951,560
3.88%, 3/15/2023	7,304,000	6,993,580
Enbridge, Inc. Series 16-A, 3 Month USD LIBOR + 3.89%, 6.00%, 1/15/2077 (d)	11,270,000	11,326,350
Energy Transfer Equity L.P.:
5.50%, 6/1/2027	16,045,000	16,797,510
5.88%, 1/15/2024	16,904,000	17,960,500
Genesis Energy L.P./Genesis Energy Finance Corp. 6.75%, 8/1/2022	11,244,000	11,581,320
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	3,467,000	3,623,015

NGPL PipeCo LLC 9.63%, 6/1/2019 (a) (b)	8,072,000	8,334,340
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	2,115,000	2,125,575
ONEOK, Inc.:
4.25%, 2/1/2022	2,499,000	2,548,980
7.50%, 9/1/2023	7,201,000	8,443,173
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a)	7,803,000	8,134,628
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	9,232,000	9,139,680
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (b)	9,435,000	9,588,791
4.25%, 11/15/2023	13,821,000	13,510,027
6.75%, 3/15/2024	5,097,000	5,504,760
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.25%, 1/15/2025	10,693,000	11,107,354
6.13%, 10/15/2021	11,899,000	12,464,202
6.25%, 10/15/2022	12,683,000	13,412,272
Williams Cos., Inc.:
3.70%, 1/15/2023	9,391,000	9,226,658
4.55%, 6/24/2024	19,249,000	19,418,391
5.75%, 6/24/2044	11,945,000	12,034,588

		272,118,625

REAL ESTATE — 0.4%
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	15,390,000	15,217,632
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	14,694,000	15,088,901
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	8,661,000	8,466,128
5.25%, 12/1/2021 (a)	5,504,000	5,713,840

		44,486,501

REAL ESTATE INVESTMENT TRUSTS — 2.1%
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (a)	7,380,000	7,518,744
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	7,774,000	8,104,395
Equinix, Inc.:
5.38%, 4/1/2023	15,997,000	16,657,676
5.38%, 5/15/2027	20,450,000	21,114,625
5.88%, 1/15/2026	16,833,000	17,885,062
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	18,793,000	18,769,509
Iron Mountain, Inc.:
5.75%, 8/15/2024	17,718,000	18,028,065
6.00%, 10/1/2020 (a)	8,851,000	9,271,423
6.00%, 8/15/2023	11,273,000	11,879,487
iStar, Inc. 5.00%, 7/1/2019	11,930,000	12,019,475
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	6,629,000	6,446,703
5.63%, 5/1/2024	17,197,000	18,078,346

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MPT Operating Partnership L.P./MPT Finance Corp.:
5.25%, 8/1/2026	$10,129,000	$9,977,065
6.38%, 3/1/2024	3,876,000	4,166,700
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a) (b)	10,765,000	11,101,406
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	6,776,000	6,979,280
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (a)	13,437,000	13,932,489
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	9,508,800	9,829,722
8.25%, 10/15/2023	18,602,000	19,649,293

		241,409,465

RETAIL — 3.3%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)	16,222,000	16,586,995
6.00%, 4/1/2022 (a)	38,362,000	39,800,575
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	7,530,000	7,779,243
Chinos Intermediate Holdings A, Inc. PIK, 7.75%, 5/1/2019 (a) (b)	8,534,321	3,830,203
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	12,844,000	5,137,600
CST Brands, Inc. 5.00%, 5/1/2023	8,593,000	8,893,755
Dollar Tree, Inc.:
5.25%, 3/1/2020	8,482,000	8,709,954
5.75%, 3/1/2023	39,890,000	42,482,850
Group 1 Automotive, Inc. 5.00%, 6/1/2022	7,306,000	7,383,626
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	9,626,000	8,085,840
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	10,100,000	10,100,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	15,101,000	15,403,020
5.25%, 6/1/2026 (a)	17,083,000	17,381,953
L Brands, Inc.:
5.63%, 2/15/2022	2,226,000	2,337,300
5.63%, 10/15/2023	4,233,000	4,423,485
6.75%, 7/1/2036	11,986,000	11,394,191
6.88%, 11/1/2035	15,852,000	15,297,180
Landry’s, Inc. 6.75%, 10/15/2024 (a)	8,721,000	9,026,235
Men’s Wearhouse, Inc. 7.00%, 7/1/2022	8,371,000	7,471,118
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	8,697,000	8,941,603
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	15,799,000	9,558,395
PIK, 8.75%, 10/15/2021 (a) (b)	9,159,000	5,163,844
Penske Automotive Group, Inc.:
5.50%, 5/15/2026	8,472,000	8,265,495

5.75%, 10/1/2022	9,125,000	9,444,375
PVH Corp. 4.50%, 12/15/2022	9,657,000	9,705,285
Rite Aid Corp.:
6.13%, 4/1/2023 (a) (b)	29,861,000	29,562,390
6.75%, 6/15/2021	13,539,000	13,590,448
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	11,786,000	11,786,000
5.75%, 6/1/2022	11,751,000	12,103,530
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	8,654,000	8,619,384
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)	8,934,000	7,370,550
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a)	10,136,000	8,919,680

		384,556,102

SEMICONDUCTORS — 1.2%
Amkor Technology, Inc. 6.38%, 10/1/2022	7,789,000	8,012,934
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	20,027,000	20,502,641
5.50%, 2/1/2025	19,333,000	20,106,320
5.88%, 2/15/2022 (b)	3,760,000	3,919,800
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	16,883,000	17,262,867
4.13%, 6/1/2021 (a)	19,055,839	19,795,206
4.63%, 6/1/2023 (a)	11,248,000	11,894,760
Qorvo, Inc. 7.00%, 12/1/2025	8,055,000	8,900,775
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	9,682,000	9,688,051
5.00%, 10/1/2025 (a)	11,864,000	11,952,980
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	10,905,000	11,532,038

		143,568,372

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	7,348,000	7,605,180
5.00%, 11/15/2025 (a)	9,440,000	9,853,472

		17,458,652

SOFTWARE — 3.4%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	24,628,000	24,751,140
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	11,828,000	11,709,720
Camelot Finance SA 7.88%, 10/15/2024 (a)	7,447,000	7,837,968
CDK Global, Inc. 5.00%, 10/15/2024	6,659,000	6,708,943
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	9,426,000	8,483,400
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	15,909,000	16,327,407
First Data Corp.:
5.00%, 1/15/2024 (a)	29,371,000	29,884,992
5.75%, 1/15/2024 (a)	35,399,000	36,471,590
7.00%, 12/1/2023 (a)	50,571,000	54,237,397

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	$10,713,000	$11,623,605
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (a)	12,355,000	12,602,100
Infor US, Inc.:
5.75%, 8/15/2020 (a)	4,533,000	4,707,521
6.50%, 5/15/2022	25,780,000	26,392,275
Informatica LLC 7.13%, 7/15/2023 (a)	10,844,000	10,518,680
MSCI, Inc.:
4.75%, 8/1/2026 (a)	8,140,000	8,221,400
5.25%, 11/15/2024 (a)	11,408,000	12,035,440
5.75%, 8/15/2025 (a)	11,400,000	12,141,000
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	9,209,000	9,370,157
Open Text Corp.:
5.63%, 1/15/2023 (a)	11,109,000	11,539,474
5.88%, 6/1/2026 (a)	15,169,000	15,889,527
PTC, Inc. 6.00%, 5/15/2024	6,138,000	6,521,625
Quintiles IMS, Inc. 5.00%, 10/15/2026 (a)	16,960,000	17,013,000
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	18,677,000	19,657,542
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	8,884,000	9,411,710
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a)	12,246,000	12,966,065

		397,023,678

STORAGE & WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	17,574,000	16,762,081
10.75%, 10/15/2019 (a) (b)	12,245,000	10,591,925

		27,354,006

TELECOMMUNICATIONS — 8.9%
Altice Financing SA:
6.50%, 1/15/2022 (a)	13,799,000	14,385,457
6.63%, 2/15/2023 (a)	35,566,000	37,123,791
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	22,887,000	24,260,220
7.75%, 5/15/2022 (a)	43,512,000	46,148,827
Avanti Communications Group PLC:
PIK, 10.00%, 10/1/2021 (a) (b)	2,825,395	2,634,681
PIK, 12.00%, 10/1/2023 (a)	3,366,943	1,454,099
Avaya, Inc. 10.50%, 3/1/2021 (a) (g)	10,017,000	1,627,763
CenturyLink, Inc.:
Series V, 5.63%, 4/1/2020	16,488,000	17,286,019
Series W, 6.75%, 12/1/2023	10,000,000	10,413,000
Series Y, 7.50%, 4/1/2024 (b)	15,299,000	16,154,214
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	9,300,000	9,782,670
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	11,110,000	11,096,668
6.00%, 6/15/2025 (a)	23,405,000	24,633,762

CommScope, Inc.:
5.00%, 6/15/2021 (a)	6,212,000	6,398,360
5.50%, 6/15/2024 (a)	10,563,000	10,923,198
Consolidated Communications, Inc. 6.50%, 10/1/2022	11,485,000	11,068,669
CSC Holdings LLC 10.13%, 1/15/2023 (a)	27,186,000	31,475,951
Frontier Communications Corp.:
8.88%, 9/15/2020	16,371,000	17,230,477
10.50%, 9/15/2022	33,834,000	34,131,739
11.00%, 9/15/2025	57,919,000	56,111,927
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a)	8,690,000	9,819,700
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (a)	10,544,000	10,544,000
6.63%, 8/1/2026 (a)	11,477,000	11,706,540
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	16,082,000	15,921,180
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	29,094,000	24,075,285
8.00%, 2/15/2024 (a) (b)	19,687,000	20,868,220
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	5,736,000	3,441,600
Koninklijke KPN NV 10 Year USD Swap + 5.33%, 7.00%, 3/28/2073 (a) (d)	8,017,000	8,653,550
Level 3 Financing, Inc.:
5.38%, 8/15/2022	17,675,000	18,272,415
5.38%, 1/15/2024	14,307,000	14,647,507
5.38%, 5/1/2025	12,572,000	12,823,440
Millicom International Cellular SA:
6.00%, 3/15/2025 (a) (b)	7,782,000	7,986,278
6.63%, 10/15/2021 (a)	8,740,000	9,133,300
Plantronics, Inc. 5.50%, 5/31/2023 (a)	6,913,000	6,964,848
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	12,549,000	13,333,312
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	37,059,000	38,078,122
Sprint Communications, Inc. 6.00%, 11/15/2022	34,282,000	35,012,207
Sprint Corp.:
7.13%, 6/15/2024	39,202,000	41,801,093
7.88%, 9/15/2023	65,088,000	72,006,854
T-Mobile USA, Inc.:
6.25%, 4/1/2021	26,702,000	27,537,773
6.50%, 1/15/2026	31,753,000	34,769,535
6.63%, 4/1/2023	28,388,000	30,258,769
Telecom Italia SpA 5.30%, 5/30/2024 (a)	23,016,000	23,361,240
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	7,811,000	8,543,281
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	18,711,000	18,851,332
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	10,809,000	11,268,383
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	15,863,000	15,922,486

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

West Corp. 5.38%, 7/15/2022 (a)	$13,731,000	$13,474,230
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	28,400,000	28,826,000
6.50%, 4/30/2020 (a)	9,794,000	10,109,367
7.38%, 4/23/2021 (a)	43,880,000	45,635,200
Windstream Services LLC 6.38%, 8/1/2023 (b)	10,271,000	9,077,510

		1,037,066,049

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	12,015,000	12,352,922
Springs Industries, Inc. 6.25%, 6/1/2021	8,201,000	8,385,522

		20,738,444

TRANSPORTATION — 0.6%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	12,294,000	12,616,717
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	10,099,000	8,861,873
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	9,775,000	8,297,020
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	9,305,000	9,677,200
6.50%, 6/15/2022 (a)	25,559,000	26,836,950

		66,289,760

TRUCKING & LEASING — 0.5%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (d)	7,332,000	7,643,610
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (a)	27,32313,000	28,415,920
5.50%, 2/15/2024 (a)	18,541,000	19,328,992

		55,388,522

TOTAL CORPORATE BONDS & NOTES
(Cost $11,454,617,981)		11,355,516,198

	Shares
WARRANTS — 0.0% (h)
OIL, GAS & CONSUMABLE FUELS — 0.0% (h)
Comstock Resources, Inc. (expiring 9/2/18) (i) (Cost $0)	33,760	311,267

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (j) (k)	100,435,738	100,435,738
State Street Navigator Securities Lending Government Money Market Portfolio (j) (l)	274,638,995	274,638,995
TOTAL SHORT-TERM INVESTMENTS (Cost $375,074,733)		375,074,733

TOTAL INVESTMENTS — 101.1% (Cost $11,829,692,714)		11,730,902,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(123,598,235)

NET ASSETS — 100.0%		$11,607,303,963

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 52.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $10,612,392, representing 0.9% of the Fund’s net assets.
(d)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Amount is less than 0.05% of net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2017.
(l)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$54,630,431	$—	$54,630,431
Aerospace & Defense	—	77,411,090	—	77,411,090
Agriculture	—	25,053,440	—	25,053,440
Airlines	—	29,714,852	—	29,714,852
Apparel	—	34,742,126	—	34,742,126
Auto Manufacturers	—	71,682,978	—	71,682,978
Auto Parts & Equipment	—	202,864,364	—	202,864,364
Banks	—	250,165,177	—	250,165,177
Beverages	—	19,599,566	—	19,599,566
Biotechnology	—	12,274,197	—	12,274,197
Chemicals	—	290,901,786	—	290,901,786
Coal	—	52,935,043	—	52,935,043
Commercial Services	—	426,166,424	—	426,166,424
Construction Materials	—	108,475,572	—	108,475,572
Distribution & Wholesale	—	84,041,357	—	84,041,357
Diversified Financial Services	—	407,796,977	—	407,796,977
Electric	—	301,854,751	—	301,854,751
Electrical Components & Equipment	—	32,567,490	—	32,567,490
Energy-Alternate Sources	—	16,551,600	—	16,551,600
Engineering & Construction	—	70,935,207	—	70,935,207
Entertainment	—	311,593,796	—	311,593,796
Environmental Control	—	33,342,632	—	33,342,632
Food	—	255,966,945	—	255,966,945
Food Service	—	32,420,177	—	32,420,177
Forest Products & Paper	—	15,913,917	—	15,913,917
Gas	—	54,517,137	—	54,517,137
Health Care Products	—	114,052,589	—	114,052,589
Health Care Services	—	670,624,077	—	670,624,077
Holding Companies-Divers	—	80,096,075	—	80,096,075
Home Builders	—	100,409,415	—	100,409,415
Home Furnishings	—	8,429,888	—	8,429,888
Household Products	—	38,592,328	—	38,592,328
Household Products & Wares	—	41,210,869	—	41,210,869
Housewares	—	8,028,850	—	8,028,850
Insurance	—	56,189,351	—	56,189,351
Internet	—	134,847,997	—	134,847,997
Iron/Steel	—	88,864,769	—	88,864,769
IT Services	—	203,800,396	—	203,800,396
Leisure Time	—	65,153,522	—	65,153,522
Lodging	—	279,493,819	—	279,493,819
Machinery, Construction & Mining	—	39,097,764	—	39,097,764
Machinery-Diversified	—	61,492,238	—	61,492,238
Media	—	1,137,668,176	—	1,137,668,176
Metal Fabricate & Hardware	—	54,200,000	—	54,200,000
Mining	—	285,913,125	—	285,913,125
Miscellaneous Manufacturer	—	98,763,801	—	98,763,801
Office & Business Equipment	—	31,511,588	—	31,511,588
Oil & Gas	—	1,093,361,791	—	1,093,361,791
Oil & Gas Services	—	98,433,944	—	98,433,944
Packaging & Containers	—	341,358,897	—	341,358,897
Pharmaceuticals	—	242,343,721	—	242,343,721

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pipelines	$—	$272,118,625	$—	$272,118,625
Real Estate	—	44,486,501	—	44,486,501
Real Estate Investment Trusts	—	241,409,465	—	241,409,465
Retail	—	384,556,102	—	384,556,102
Semiconductors	—	143,568,372	—	143,568,372
Shipbuilding	—	17,458,652	—	17,458,652
Software	—	397,023,678	—	397,023,678
Storage & Warehousing	—	27,354,006	—	27,354,006
Telecommunications	—	1,037,066,049	—	1,037,066,049
Textiles	—	20,738,444	—	20,738,444
Transportation	—	66,289,760	—	66,289,760
Trucking & Leasing	—	55,388,522	—	55,388,522
Warrants
Oil, Gas & Consumable fuels	—	311,267	—	311,267
Short-Term Investments	375,074,733	—	—	375,074,733

TOTAL INVESTMENTS	$375,074,733	$11,355,827,465	$—	$11,730,902,198

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	63,401,928	$63,401,928	637,576,754	700,978,682	—	$—	$83,871
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,315,209,142	1,214,773,404	100,435,738	100,435,738	145,984
State Street Navigator Securities Lending Government Money Market Portfolio *	860,755,470	860,755,470	1,079,189,512	1,665,305,987	274,638,995	274,638,995	3,065,793

TOTAL		$924,157,398				$375,074,733	$3,295,648

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 96.6%
ADVERTISING — 0.2%
Affinion Group, Inc. 7.88%, 12/15/2018 (a) (b)	$3,502,000	$3,081,760
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	2,872,000	2,972,520

		6,054,280

AEROSPACE & DEFENSE — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a) (c)	5,150,000	4,332,695
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019	4,713,000	4,718,891
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (c)	3,334,000	3,592,385
Sequa Corp. 7.00%, 12/15/2017 (c)	2,895,500	1,538,235
TransDigm, Inc.:
5.50%, 10/15/2020	3,506,000	3,514,765
6.00%, 7/15/2022	650,000	657,735
Triumph Group, Inc. 4.88%, 4/1/2021	2,525,000	2,436,625

		20,791,331

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	6,617,900	5,757,573

AIRLINES — 0.9%
Air Canada 7.75%, 4/15/2021 (a) (c)	3,400,000	3,825,000
Allegiant Travel Co. 5.50%, 7/15/2019	2,460,000	2,543,025
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (c)	2,743,000	2,787,437
5.50%, 10/1/2019 (c)	5,272,000	5,482,880
6.13%, 6/1/2018	4,784,000	4,999,280
Continental Airlines Pass Thru Certificates Series 2012-3, Class C, 6.13%, 4/29/2018	4,653,000	4,813,063
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (c)	3,350,000	3,486,010
8.50%, 11/15/2019 (c)	3,450,000	3,613,875

		31,550,570

APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (c)	1,580,000	1,564,200
Nine West Holdings, Inc. 8.25%, 3/15/2019 (c)	4,150,000	1,120,500
William Carter Co. 5.25%, 8/15/2021	2,350,000	2,413,920

		5,098,620

AUTO MANUFACTURERS — 1.1%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (d)	4,500,000	4,514,063
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020	11,974,000	12,205,996

General Motors Financial Co., Inc. 3.20%, 7/6/2021	1,445,000	1,451,547
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (c)	2,200,000	2,216,500
4.13%, 12/15/2018 (c)	5,985,000	6,089,737
4.25%, 11/15/2019 (c)	2,674,000	2,737,508
Navistar International Corp. 8.25%, 11/1/2021	9,620,000	9,607,494

		38,822,845

AUTO PARTS & EQUIPMENT — 0.7%
American Axle & Manufacturing, Inc. 6.25%, 3/15/2021	3,600,000	3,703,500
Dana, Inc. 5.38%, 9/15/2021	2,685,000	2,782,331
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (c)	3,240,000	3,256,200
Schaeffler Finance B.V. 4.25%, 5/15/2021 (c)	6,303,000	6,397,545
Titan International, Inc. 6.88%, 10/1/2020	3,561,000	3,667,830
ZF North America Capital, Inc. 4.00%, 4/29/2020 (c)	5,274,000	5,419,035

		25,226,441

BANKS — 2.1%
CIT Group, Inc.:
3.88%, 2/19/2019	7,097,000	7,265,909
4.25%, 8/15/2017	15,055,000	15,130,275
5.25%, 3/15/2018	11,815,000	12,139,913
5.38%, 5/15/2020	5,021,000	5,347,365
5.50%, 2/15/2019 (c)	13,134,000	13,807,117
6.63%, 4/1/2018 (c)	5,988,000	6,227,520
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (c)	3,367,600	3,409,695
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	2,234,000	2,288,454
Royal Bank of Scotland NV 4.65%, 6/4/2018	4,011,000	4,103,754
Synovus Financial Corp. 5.13%, 6/15/2017	1,060,226	1,066,852
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a) (c)	5,125,000	5,233,906

		76,020,760

BEVERAGES — 0.2%
Constellation Brands, Inc. 7.25%, 5/15/2017	3,893,000	3,915,725
DS Services of America, Inc. 10.00%, 9/1/2021 (c)	3,752,000	4,016,985

		7,932,710

BIOTECHNOLOGY — 0.1%
Concordia International Corp. 9.00%, 4/1/2022 (a) (c)	1,400,000	1,006,320
Sterigenics-Nordion Topco LLC PIK, 8.13%, 11/1/2021 (c)	3,100,000	3,177,500

		4,183,820

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CHEMICALS — 2.7%
Ashland LLC 3.88%, 4/15/2018	$5,203,000	$5,281,045
CF Industries, Inc.:
6.88%, 5/1/2018	5,984,000	6,231,139
7.13%, 5/1/2020	5,035,000	5,475,059
Chemtura Corp. 5.75%, 7/15/2021	1,200,000	1,236,000
Consolidated Energy Finance SA 6.75%, 10/15/2019 (c)	7,672,000	7,716,037
Hexion, Inc.:
6.63%, 4/15/2020	8,697,000	8,001,240
10.38%, 2/1/2022 (c)	4,290,000	4,279,275
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	5,075,000	3,831,625
Huntsman International LLC 4.88%, 11/15/2020	4,788,000	4,979,520
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	8,170,000	8,047,450
Perstorp Holding AB:
8.50%, 6/30/2021 (c)	2,000,000	2,105,000
11.00%, 9/30/2021 (a) (c)	1,865,000	1,958,250
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (c)	10,411,000	10,788,919
10.38%, 5/1/2021 (c)	2,677,000	2,971,470
Rain CII Carbon LLC/CII Carbon Corp. 8.25%, 1/15/2021 (c)	1,660,000	1,728,558
TPC Group, Inc. 8.75%, 12/15/2020 (c)	6,978,000	6,349,980
Tronox Finance LLC:
6.38%, 8/15/2020	4,759,000	4,782,795
7.50%, 3/15/2022 (a) (c)	6,825,000	7,072,748
Westlake Chemical Corp. 4.63%, 2/15/2021 (c)	1,345,000	1,396,712
WR Grace & Co-Conn 5.13%, 10/1/2021 (c)	3,664,000	3,838,040

		98,070,862

COAL — 0.1%
Peabody Securities Finance Corp. 6.00%, 3/31/2022 (c)	1,415,000	1,405,237
Westmoreland Coal Co. 8.75%, 1/1/2022 (c)	3,027,000	2,845,380

		4,250,617

COMMERCIAL SERVICES — 2.7%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (c)	3,045,000	2,988,059
ADT Corp. 6.25%, 10/15/2021	4,654,000	5,049,590
APX Group, Inc.:
6.38%, 12/1/2019	3,817,000	3,931,510
8.75%, 12/1/2020 (a)	7,307,000	7,599,280
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (c)	4,750,000	4,999,375
Cenveo Corp. 6.00%, 8/1/2019 (c)	5,555,000	4,590,096
Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (c)	3,350,000	3,525,875
Constellis Holdings LLC/Constellis Finance Corp. 9.75%, 5/15/2020 (c)	3,802,000	4,077,645

Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a) (c)	5,375,000	3,755,567
Graham Holdings Co. 7.25%, 2/1/2019	2,215,000	2,397,738
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (c)	5,407,000	5,258,307
Hertz Corp.:
5.88%, 10/15/2020 (a)	3,866,000	3,721,025
6.75%, 4/15/2019 (a)	4,709,000	4,697,227
7.38%, 1/15/2021 (a)	4,169,000	4,127,310
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (c)	3,925,000	3,267,563
Laureate Education, Inc. 9.25%, 9/1/2019 (c)	11,890,000	12,365,600
Modular Space Corp. 10.25%, 1/31/2019 (c) (e)	2,066,000	1,497,850
Monitronics International, Inc. 9.13%, 4/1/2020	4,780,000	4,629,430
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (a)	2,123,000	2,287,533
7.88%, 3/15/2021	4,150,000	4,461,250
Service Corp. International/US 5.38%, 1/15/2022	4,661,000	4,812,482
Syniverse Foreign Holdings Corp. 9.13%, 1/15/2022 (c)	3,356,000	3,242,903

		97,283,215

CONSTRUCTION MATERIALS — 0.4%
Euramax International, Inc. 12.00%, 8/15/2020 (c)	3,000,000	3,285,000
Griffon Corp. 5.25%, 3/1/2022	3,755,000	3,736,225
Masco Corp. 7.13%, 3/15/2020	2,342,000	2,633,286
Ply Gem Industries, Inc. 6.50%, 2/1/2022	925,000	968,360
Standard Industries, Inc. 5.13%, 2/15/2021 (c)	3,159,000	3,265,616
USG Corp. 8.25%, 1/15/2018	1,276,000	1,330,230

		15,218,717

DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (c)	3,024,000	3,099,600
American Tire Distributors, Inc. 10.25%, 3/1/2022 (c)	4,675,000	4,762,890
HD Supply, Inc. 5.25%, 12/15/2021 (c)	7,520,000	7,905,776

		15,768,266

DIVERSIFIED FINANCIAL SERVICES — 9.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.25%, 7/1/2020	1,614,000	1,681,354
Aircastle, Ltd.:
4.13%, 5/1/2024	1,600,000	1,604,000
4.63%, 12/15/2018	4,502,000	4,648,315
5.00%, 4/1/2023	1,200,000	1,257,000
5.13%, 3/15/2021	1,855,000	1,966,300
5.50%, 2/15/2022	85,000	90,950
6.25%, 12/1/2019	7,289,000	7,835,675

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.75%, 4/15/2017	$2,801,000	$2,806,252
Alliance Data Systems Corp.:
5.25%, 12/1/2017 (c)	2,343,000	2,369,359
5.88%, 11/1/2021 (c)	2,912,000	2,992,080
Ally Financial, Inc.:
3.25%, 2/13/2018	5,669,000	5,711,518
3.25%, 11/5/2018	1,730,000	1,740,899
3.50%, 1/27/2019	5,252,000	5,291,390
3.60%, 5/21/2018	7,230,000	7,311,699
3.75%, 11/18/2019	6,498,000	6,538,937
4.13%, 3/30/2020	3,881,000	3,958,620
4.13%, 2/13/2022	6,950,000	6,958,340
4.25%, 4/15/2021	3,891,000	3,968,820
4.75%, 9/10/2018	6,326,000	6,503,128
6.25%, 12/1/2017	6,974,000	7,133,007
7.50%, 9/15/2020	3,680,000	4,133,008
8.00%, 12/31/2018	3,847,000	4,159,569
8.00%, 3/15/2020	8,278,000	9,312,750
CIT Group, Inc. 5.00%, 5/15/2018 (c)	8,330,000	8,365,819
CNG Holdings, Inc. 9.38%, 5/15/2020 (c)	1,837,000	1,676,263
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (c)	5,843,441	3,812,845
Enova International, Inc. 9.75%, 6/1/2021	4,141,000	4,226,408
FBM Finance, Inc. 8.25%, 8/15/2021 (c)	3,755,000	3,973,259
Fly Leasing, Ltd. 6.75%, 12/15/2020 (a)	3,350,000	3,504,938
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	11,200,000	11,319,000
5.88%, 2/1/2022	9,330,000	9,499,106
6.00%, 8/1/2020	13,769,000	14,216,492
6.25%, 2/1/2022 (c)	5,636,000	5,748,720
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (c)	1,402,000	1,253,108
International Lease Finance Corp. 5.88%, 4/1/2019	1,352,000	1,443,583
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (c)	4,080,000	4,120,800
7.50%, 4/15/2021 (c)	1,800,000	1,813,500
KCG Holdings, Inc. 6.88%, 3/15/2020 (c)	3,840,000	3,964,800
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (c)	2,395,000	2,410,089
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (c)	3,710,000	3,923,325
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	3,266,000	3,306,825
6.50%, 7/1/2021	4,658,162	4,716,389
7.88%, 10/1/2020	2,905,000	3,003,189
9.63%, 5/1/2019	2,115,000	2,171,841
Navient Corp.:
5.00%, 10/26/2020	3,696,000	3,682,325

5.88%, 3/25/2021	3,825,000	3,858,660
6.50%, 6/15/2022	1,500,000	1,515,000
6.63%, 7/26/2021	6,422,000	6,614,660
Series MTN, 4.63%, 9/25/2017	2,518,000	2,536,885
Series MTN, 4.88%, 6/17/2019	9,206,000	9,390,120
Series MTN, 5.50%, 1/15/2019	9,363,000	9,700,068
Series MTN, 7.25%, 1/25/2022	2,800,000	2,891,000
Series MTN, 8.00%, 3/25/2020	15,375,000	16,624,987
Series MTN, 8.45%, 6/15/2018	13,358,000	14,226,270
NewStar Financial, Inc. 7.25%, 5/1/2020	2,603,000	2,668,075
NFP Corp. 9.00%, 7/15/2021 (c)	3,924,474	4,115,792
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a) (c)	2,800,000	2,666,655
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (c)	5,840,000	6,088,200
7.25%, 12/15/2021 (c)	6,350,000	6,604,000
Springleaf Finance Corp.:
5.25%, 12/15/2019	6,540,000	6,580,875
7.75%, 10/1/2021	5,608,000	5,951,490
8.25%, 12/15/2020	6,943,000	7,537,494
Series MTN, 6.90%, 12/15/2017	8,272,000	8,496,998
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (c)	4,720,000	4,354,200
Transworld Systems, Inc. 9.50%, 8/15/2021 (c)	3,365,000	2,435,419
Vertiv Intermediate Holding Corp. PIK, 12.00%, 2/15/2022 (c)	3,245,000	3,348,434
Walter Investment Management Corp. 7.88%, 12/15/2021 (a)	3,903,000	2,298,086

		332,628,962

ELECTRIC — 2.1%
AES Corp.:
7.38%, 7/1/2021	3,854,000	4,364,655
8.00%, 6/1/2020	3,442,000	3,949,695
Calpine Corp. 6.00%, 1/15/2022 (c)	5,086,000	5,314,870
DPL, Inc. 7.25%, 10/15/2021	8,210,000	8,743,650
Dynegy, Inc. 6.75%, 11/1/2019	15,290,000	15,730,352
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	1,824,000	1,829,694
Fortis, Inc. 2.10%, 10/4/2021 (c)	1,875,000	1,813,741
GenOn Americas Generation LLC 8.50%, 10/1/2021	3,107,000	2,889,510
GenOn Energy, Inc.:
7.88%, 6/15/2017	5,826,000	4,005,375
9.50%, 10/15/2018	5,613,000	3,669,499
9.88%, 10/15/2020 (a)	3,420,000	2,231,550
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	3,157,000	3,203,918
5.00%, 5/1/2018	2,170,000	2,233,356
Talen Energy Supply LLC:
4.60%, 12/15/2021 (a)	7,635,000	6,527,925
4.63%, 7/15/2019 (a) (c)	6,670,000	6,812,071
6.50%, 5/1/2018	3,292,000	3,407,220

		76,727,081

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc.:
5.13%, 10/1/2021	2,037,000	2,121,128
5.63%, 5/1/2019	1,631,000	1,704,395

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

WESCO Distribution, Inc. 5.38%, 12/15/2021	$4,119,000	$4,242,570

		8,068,093

ELECTRONICS — 0.1%
Kemet Corp. 10.50%, 5/1/2018	2,301,000	2,301,000
Sanmina Corp. 4.38%, 6/1/2019 (c)	1,590,000	1,621,800

		3,922,800

ENERGY-ALTERNATE SOURCES — 0.0% (f)
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021 (c)	1,330,000	1,413,125

ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Finance SAU:
7.75%, 2/1/2020 (c) (e)	5,400,000	192,375
8.88%, 11/1/2017 (c)	7,790,000	272,650
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (c)	3,735,000	3,758,531

		4,223,556

ENTERTAINMENT — 2.5%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	4,377,524	4,486,962
Churchill Downs, Inc. 5.38%, 12/15/2021	4,935,000	5,120,062
Gibson Brands, Inc. 8.88%, 8/1/2018 (c)	3,250,000	2,892,500
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	5,047,000	5,173,175
4.38%, 4/15/2021	3,870,000	3,976,425
4.88%, 11/1/2020	5,236,000	5,484,710
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (c)	2,206,000	2,315,197
International Game Technology PLC:
5.63%, 2/15/2020 (c)	3,626,000	3,761,975
6.25%, 2/15/2022 (c)	11,600,000	12,417,800
7.50%, 6/15/2019	4,377,000	4,749,045
Isle of Capri Casinos, Inc.:
5.88%, 3/15/2021	2,875,000	2,965,275
8.88%, 6/15/2020	4,080,000	4,217,700
Mood Media Corp. 9.25%, 10/15/2020 (c)	2,540,000	1,739,900
Production Resource Group, Inc. 8.88%, 5/1/2019	3,300,000	2,505,938
Regal Entertainment Group 5.75%, 3/15/2022	2,850,000	2,964,000
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (c)	2,495,000	2,544,900
Scientific Games International, Inc. 7.00%, 1/1/2022 (c)	14,907,000	15,895,334
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (c)	5,939,000	6,086,287

		89,297,185

ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 6/1/2021	4,510,000	4,588,925
5.25%, 8/1/2020	4,980,000	5,067,150
Covanta Holding Corp. 7.25%, 12/1/2020	3,431,000	3,514,030
GFL Environmental, Inc. 9.88%, 2/1/2021 (c)	4,705,000	5,093,163
Tervita Escrow Corp. 7.63%, 12/1/2021 (c)	2,022,000	2,102,880

		20,366,148

FOOD — 1.2%
B&G Foods, Inc. 4.63%, 6/1/2021	4,903,000	4,952,030
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (c)	3,618,000	3,125,228
PIK, 8.63%, 9/15/2018 (c)	3,650,000	1,843,250
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (c)	5,241,000	5,054,289
Darling Ingredients, Inc. 5.38%, 1/15/2022	2,022,000	2,097,825
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (c)	8,571,000	8,785,275
8.25%, 2/1/2020 (c)	5,896,000	5,983,320
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	2,375,000	2,416,563
Simmons Foods, Inc. 7.88%, 10/1/2021 (c)	2,886,000	3,030,300
SUPERVALU, Inc. 6.75%, 6/1/2021 (a)	1,972,000	1,964,704
Tesco PLC 5.50%, 11/15/2017 (c)	5,468,000	5,567,107

		44,819,891

FOREST PRODUCTS & PAPER — 0.1%
Tembec Industries, Inc. 9.00%, 12/15/2019 (a) (c)	2,627,000	2,692,675

GAS — 0.2%
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	4,010,000	4,010,000
6.88%, 10/15/2021	3,014,000	3,021,535
7.50%, 11/1/2023 (c)	1,302,000	1,342,753

		8,374,288

HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC 7.00%, 2/1/2021 (c)	4,340,000	3,916,850

HEALTH CARE PRODUCTS — 0.9%
Alere, Inc.:
6.50%, 6/15/2020	2,442,000	2,448,105
7.25%, 7/1/2018	3,655,000	3,700,688
DJO Finance LLC/DJO Finance Corp. 10.75%, 4/15/2020	1,000,000	812,500
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (c)	6,292,000	5,426,850

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Immucor, Inc. 11.13%, 8/15/2019 (a)	$2,920,000	$2,839,700
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (c)	4,406,000	4,670,360
12.50%, 11/1/2021 (a) (c)	3,996,000	4,418,077
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 4/15/2020 (c)	3,093,000	3,097,021
Universal Hospital Services, Inc. 7.63%, 8/15/2020	5,334,000	5,344,001

		32,757,302

HEALTH CARE SERVICES — 7.1%
Centene Corp. 5.63%, 2/15/2021	9,115,000	9,523,352
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	6,161,000	6,083,987
6.88%, 2/1/2022	22,495,000	19,345,700
7.13%, 7/15/2020	9,469,000	8,676,445
8.00%, 11/15/2019 (a)	13,945,000	13,674,467
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (c)	3,651,000	3,695,907
5.63%, 7/31/2019 (c)	6,673,000	7,040,015
5.88%, 1/31/2022 (c)	4,174,000	4,528,790
6.50%, 9/15/2018 (c)	2,166,000	2,295,960
Fresenius Medical Care US Finance, Inc.:
5.75%, 2/15/2021 (c)	4,506,000	4,866,480
6.88%, 7/15/2017	4,947,000	5,008,837
HCA Holdings, Inc. 6.25%, 2/15/2021	12,432,000	13,411,642
HCA, Inc.:
3.75%, 3/15/2019	11,301,000	11,562,053
4.25%, 10/15/2019	4,560,000	4,714,128
6.50%, 2/15/2020	23,204,000	25,394,458
7.50%, 2/15/2022	13,228,000	15,130,186
8.00%, 10/1/2018	2,963,000	3,207,447
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	6,998,000	6,709,682
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	125,000	115,938
8.00%, 1/15/2020	4,842,000	4,926,735
LifePoint Health, Inc. 5.50%, 12/1/2021	6,119,000	6,363,760
Select Medical Corp. 6.38%, 6/1/2021	4,036,000	4,066,270
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (c)	2,865,000	3,029,738
Tenet Healthcare Corp.:
4.38%, 10/1/2021	9,284,000	9,284,000
4.50%, 4/1/2021	5,574,000	5,570,656
4.75%, 6/1/2020	3,563,000	3,629,272
5.00%, 3/1/2019	6,425,000	6,437,047
5.50%, 3/1/2019	4,778,000	4,834,858
6.00%, 10/1/2020	12,052,000	12,730,528
6.25%, 11/1/2018	8,893,000	9,320,753
7.50%, 1/1/2022 (a) (c)	6,213,000	6,710,040
8.00%, 8/1/2020	6,495,000	6,592,425

WellCare Health Plans, Inc. 5.75%, 11/15/2020	8,445,000	8,688,216

		257,169,772

HOLDING COMPANIES-DIVERS — 0.8%
HRG Group, Inc.:
7.75%, 1/15/2022	6,523,000	6,865,457
7.88%, 7/15/2019	4,591,000	4,751,685
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (c)	5,895,000	6,116,062
Noble Group, Ltd.:
6.75%, 1/29/2020 (c)	8,116,000	7,811,650
Series REGS, 6.75%, 1/29/2020	100,000	96,250
Opal Acquisition, Inc. 8.88%, 12/15/2021 (c)	5,055,000	4,410,488

		30,051,592

HOME BUILDERS — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 2/15/2021 (c)	3,565,000	3,565,000
Beazer Homes USA, Inc. 8.75%, 3/15/2022 (c)	1,285,000	1,407,075
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (c)	3,580,000	3,701,004
CalAtlantic Group, Inc.:
8.38%, 5/15/2018	4,631,000	4,963,853
8.38%, 1/15/2021	3,154,000	3,666,525
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (c)	4,866,000	4,720,020
KB Home:
4.75%, 5/15/2019	3,433,000	3,527,407
7.00%, 12/15/2021	252,000	276,570
8.00%, 3/15/2020	3,564,000	3,956,040
Lennar Corp.:
4.13%, 1/15/2022	2,605,000	2,631,050
4.50%, 6/15/2019	6,695,000	6,871,078
4.50%, 11/15/2019	1,899,000	1,958,439
4.75%, 12/15/2017	2,300,000	2,312,938
4.75%, 4/1/2021	5,320,000	5,536,125
Series B, 12.25%, 6/1/2017	2,700,000	2,740,500
Mattamy Group Corp. 6.50%, 11/15/2020 (c)	4,524,000	4,648,410
PulteGroup, Inc. 4.25%, 3/1/2021	3,009,285	3,082,636
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (c)	2,758,000	2,826,950
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	2,118,000	2,168,303
5.88%, 2/15/2022	2,447,000	2,651,936
8.91%, 10/15/2017	2,473,000	2,565,738
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	4,085,000	4,166,700

		73,944,297

HOUSEHOLD PRODUCTS — 0.5%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (c)	2,995,000	3,114,800
Avon Products, Inc. 6.60%, 3/15/2020 (a)	4,896,000	4,932,720

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Edgewell Personal Care Co.:
4.70%, 5/19/2021	$2,177,000	$2,280,407
4.70%, 5/24/2022	50,000	52,000
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (c)	4,564,000	4,472,720
Revlon Consumer Products Corp.:
5.75%, 2/15/2021	1,453,000	1,453,000
6.25%, 8/1/2024	1,970,000	1,955,225

		18,260,872

HOUSEHOLD PRODUCTS & WARES — 0.1%
Prestige Brands, Inc. 5.38%, 12/15/2021 (c)	1,785,000	1,829,625

INSURANCE — 1.1%
American Equity Investment Life Holding Co. 6.63%, 7/15/2021	2,175,000	2,281,299
Genworth Holdings, Inc.:
7.20%, 2/15/2021	3,030,000	2,870,925
7.63%, 9/24/2021	6,053,000	5,773,351
7.70%, 6/15/2020 (a)	3,121,000	3,087,917
Series MTN, 6.52%, 5/22/2018 (a)	5,703,000	5,731,515
Hub Holdings LLC/Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (c)	1,760,000	1,755,600
HUB International, Ltd. 7.88%, 10/1/2021 (c)	9,695,000	10,095,404
Radian Group, Inc.:
5.25%, 6/15/2020	1,846,000	1,935,993
7.00%, 3/15/2021	1,179,000	1,301,321
USI, Inc. 7.75%, 1/15/2021 (c)	3,496,000	3,554,995

		38,388,320

INTERNET — 0.8%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (c)	1,820,000	1,863,225
IAC/InterActiveCorp 4.88%, 11/30/2018	2,032,000	2,063,750
Netflix, Inc.:
5.38%, 2/1/2021	3,115,000	3,325,262
5.50%, 2/15/2022	4,365,000	4,626,900
Symantec Corp.:
2.75%, 6/15/2017	4,900,000	4,902,791
4.20%, 9/15/2020	4,850,000	4,999,717
TIBCO Software, Inc. 11.38%, 12/1/2021 (c)	5,940,000	6,556,572

		28,338,217

INVESTMENT COMPANY SECURITY — 0.0% (e)
Ares Capital Corp. 3.63%, 1/19/2022	1,200,000	1,186,207

IRON/STEEL — 2.0%
AK Steel Corp. 7.63%, 10/1/2021	2,801,000	2,916,681
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	3,501,000	3,453,036
9.38%, 6/1/2019	2,923,000	3,200,685
ArcelorMittal:
6.00%, 8/5/2020 (a)	5,022,000	5,386,095
6.13%, 6/1/2018	4,810,000	4,978,350
6.25%, 3/1/2021	5,640,000	6,140,832
7.00%, 2/25/2022 (a)	9,460,000	10,771,156
10.60%, 6/1/2019	7,145,000	8,446,819

Baffinland Iron Mines Corp. 12.00%, 2/1/2022 (c)	3,550,000	3,532,250
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (c)	1,560,000	1,630,200
Cliffs Natural Resources, Inc. 8.25%, 3/31/2020 (c)	1,900,000	2,056,750
Commercial Metals Co. 7.35%, 8/15/2018	1,439,000	1,525,340
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (c)	2,840,000	2,921,650
Steel Dynamics, Inc. 5.13%, 10/1/2021	4,709,000	4,850,270
United States Steel Corp.:
7.38%, 4/1/2020 (a)	2,953,000	3,170,932
8.38%, 7/1/2021 (c)	6,059,000	6,725,490

		71,706,536

IT SERVICES — 2.2%
Dell, Inc.:
4.63%, 4/1/2021 (a)	2,856,000	2,920,260
5.65%, 4/15/2018	4,390,000	4,532,675
5.88%, 6/15/2019 (a)	4,504,000	4,790,004
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (c)	11,088,000	11,697,840
DynCorp International, Inc. PIK, 11.88%, 11/30/2020	3,060,293	2,907,278
EMC Corp.:
1.88%, 6/1/2018	19,775,000	19,577,250
2.65%, 6/1/2020	17,403,000	16,913,976
Everi Payments, Inc. 10.00%, 1/15/2022	3,400,000	3,527,500
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	1,600,000	1,647,000
Leidos Holdings, Inc. 4.45%, 12/1/2020	1,345,000	1,400,549
Lexmark International, Inc. 6.13%, 3/15/2020 (a)	1,825,000	1,905,884
NCR Corp.:
4.63%, 2/15/2021	3,025,000	3,085,500
5.88%, 12/15/2021	2,885,000	3,007,612

		77,913,328

LEISURE TIME — 0.2%
NCL Corp., Ltd.:
4.63%, 11/15/2020 (c)	4,305,000	4,380,337
4.75%, 12/15/2021 (c)	3,760,000	3,807,000

		8,187,337

LODGING — 2.1%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	8,790,000	9,163,575
11.00%, 10/1/2021 (a)	9,450,000	10,300,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (c)	4,590,000	4,745,142

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

MGM Resorts International:
5.25%, 3/31/2020	$3,902,000	$4,103,343
6.00%, 3/15/2023	3,354,000	3,601,358
6.63%, 12/15/2021	5,551,000	6,133,855
6.75%, 10/1/2020	10,151,000	11,153,919
7.75%, 3/15/2022	250,000	288,125
8.63%, 2/1/2019	6,384,000	6,974,520
11.38%, 3/1/2018	4,076,000	4,391,890
Playa Resorts Holding B.V. 8.00%, 8/15/2020 (c)	1,187,000	1,246,350
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (c)	2,170,000	2,194,413
Station Casinos LLC 7.50%, 3/1/2021	3,865,000	4,029,262
Studio City Co., Ltd. 5.88%, 11/30/2019 (c)	1,985,000	2,064,995
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	6,875,000	7,029,687

		77,420,934

MACHINERY, CONSTRUCTION & MINING — 0.0% (f)
Joy Global, Inc. 5.13%, 10/15/2021	1,344,000	1,442,280

MACHINERY-DIVERSIFIED — 1.1%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017	1,642,000	1,699,470
CNH Industrial Capital LLC:
3.38%, 7/15/2019 (a)	3,570,000	3,596,775
3.63%, 4/15/2018	5,898,000	5,956,980
3.88%, 7/16/2018	6,305,000	6,392,009
3.88%, 10/15/2021	1,185,000	1,184,171
4.38%, 11/6/2020	5,465,000	5,642,612
4.88%, 4/1/2021 (a)	1,450,000	1,517,135
Gardner Denver, Inc. 6.88%, 8/15/2021 (a) (c)	5,500,000	5,672,150
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (c)	4,310,000	3,771,250
Xerium Technologies, Inc. 9.50%, 8/15/2021	4,443,000	4,473,546

		39,906,098

MEDIA — 6.1%
Altice Finco SA 9.88%, 12/15/2020 (c)	3,100,000	3,270,500
Cablevision Systems Corp.:
7.75%, 4/15/2018	6,507,000	6,783,547
8.00%, 4/15/2020	5,337,000	5,904,056
8.63%, 9/15/2017	7,031,000	7,206,775
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 3/15/2021	2,770,000	2,849,776
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (c)	9,535,000	9,690,421
6.38%, 9/15/2020 (c)	12,128,000	12,491,840

Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 7/23/2020	1,225,000	1,259,055
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	14,612,000	14,721,590
Cogeco Communications, Inc. 4.88%, 5/1/2020 (c)	3,573,000	3,648,926
CSC Holdings LLC:
6.75%, 11/15/2021	4,625,000	5,012,575
7.63%, 7/15/2018	2,434,000	2,578,519
8.63%, 2/15/2019	6,768,000	7,419,758
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	5,699,000	1,937,660
DISH DBS Corp.:
4.25%, 4/1/2018	10,824,000	10,999,890
4.63%, 7/15/2017	6,615,000	6,656,675
5.13%, 5/1/2020	6,251,000	6,509,166
6.75%, 6/1/2021	16,208,000	17,485,190
7.88%, 9/1/2019	13,377,000	14,714,700
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (a)	14,730,000	12,520,500
9.00%, 3/1/2021	13,900,000	10,633,500
11.25%, 3/1/2021 (a) (c)	7,395,000	5,760,306
Lee Enterprises, Inc. 9.50%, 3/15/2022 (b)	2,788,000	2,926,285
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (c)	4,275,000	4,285,688
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020	6,140,000	6,247,450
Sinclair Television Group, Inc. 5.38%, 4/1/2021	3,275,000	3,348,688
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (c)	2,140,000	2,158,725
5.75%, 8/1/2021 (a) (c)	3,300,000	3,429,360
TEGNA, Inc.:
4.88%, 9/15/2021 (a) (c)	2,091,000	2,127,593
5.13%, 10/15/2019	4,280,000	4,381,650
5.13%, 7/15/2020	4,051,000	4,177,796
Viacom, Inc. 2.25%, 2/4/2022	1,500,000	1,437,895
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	2,000,000	2,120,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (c)	4,540,000	4,676,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	7,628,000	7,933,120

		219,305,375

MINING — 4.3%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	6,185,000	6,576,511
5.72%, 2/23/2019	8,570,000	9,062,775
5.87%, 2/23/2022	3,832,000	4,119,400
6.75%, 7/15/2018	6,689,000	7,056,895
Aleris International, Inc.:
7.88%, 11/1/2020	5,276,000	5,196,860
9.50%, 4/1/2021 (c)	3,100,000	3,309,250

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Anglo American Capital PLC:
2.63%, 4/3/2017 (c)	$3,300,000	$3,300,000
2.63%, 9/27/2017 (c)	4,700,000	4,688,250
3.63%, 5/14/2020 (c)	6,775,000	6,855,453
4.13%, 4/15/2021 (c)	5,605,000	5,689,075
9.38%, 4/8/2019 (a) (c)	9,425,000	10,590,872
Arconic, Inc. 6.15%, 8/15/2020	8,020,000	8,672,026
Constellium NV 7.88%, 4/1/2021 (c)	1,900,000	2,028,250
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	3,231,000	3,315,975
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (c)	2,250,000	2,348,550
First Quantum Minerals, Ltd.:
7.00%, 2/15/2021 (c)	8,786,000	9,049,580
7.25%, 4/1/2023 (c)	500,000	505,650
Freeport-McMoRan, Inc.:
2.30%, 11/14/2017	7,365,000	7,319,337
2.38%, 3/15/2018	11,212,000	11,127,910
3.10%, 3/15/2020	7,060,000	6,901,150
3.55%, 3/1/2022 (a)	10,720,000	9,956,736
4.00%, 11/14/2021	2,700,000	2,611,440
6.50%, 11/15/2020 (c)	5,960,000	6,138,800
6.75%, 2/1/2022 (c)	3,145,000	3,270,800
Hecla Mining Co. 6.88%, 5/1/2021	3,294,000	3,368,115
IAMGOLD Corp. 6.75%, 10/1/2020 (a) (c)	5,011,000	5,186,385
Kinross Gold Corp. 5.13%, 9/1/2021	2,401,000	2,485,035
Lundin Mining Corp. 7.50%, 11/1/2020 (c)	1,740,000	1,842,312
Teck Resources, Ltd. 4.75%, 1/15/2022 (a)	3,694,000	3,814,794

		156,388,186

MISCELLANEOUS MANUFACTURER — 0.9%
Amsted Industries, Inc. 5.00%, 3/15/2022 (c)	1,800,000	1,811,340
Bombardier, Inc.:
4.75%, 4/15/2019 (c)	4,856,000	4,928,840
5.75%, 3/15/2022 (c)	4,500,000	4,410,000
7.75%, 3/15/2020 (c)	6,845,000	7,307,037
8.75%, 12/1/2021 (c)	10,780,000	11,831,050
LSB Industries, Inc. 8.50%, 8/1/2019 (f)	2,312,000	2,245,646

		32,533,913

OIL & GAS — 7.7%
Antero Resources Corp.:
5.13%, 12/1/2022	1,229,000	1,242,642
5.38%, 11/1/2021	4,851,000	4,976,156
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (c)	5,600,000	5,782,000
Athabasca Oil Corp. 9.88%, 2/24/2022 (c)	3,700,000	3,700,000
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	5,740,000	5,122,950
Baytex Energy Corp.:
5.13%, 6/1/2021 (c)	1,875,000	1,678,125
5.63%, 6/1/2024 (c)	1,730,000	1,526,725

California Resources Corp. 5.00%, 1/15/2020	1,993,000	1,644,225
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (a)	6,246,000	5,293,485
7.63%, 1/15/2022	3,127,000	2,642,315
11.50%, 1/15/2021 (c)	3,510,000	4,036,500
Canbriam Energy, Inc. 9.75%, 11/15/2019 (c)	3,700,000	3,875,750
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020	2,716,000	2,814,591
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (a)	1,200,000	1,074,000
6.13%, 2/15/2021 (a)	635,000	617,538
6.63%, 8/15/2020 (a)	8,866,000	8,854,917
Clayton Williams Energy, Inc. 7.75%, 4/1/2019	3,121,000	3,121,000
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	4,145,000	4,150,388
CrownRock L.P./CrownRock Finance, Inc. 7.13%, 4/15/2021 (c)	3,175,000	3,286,125
Denbury Resources, Inc. 9.00%, 5/15/2021 (c)	3,098,000	3,256,927
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	2,610,000	2,727,450
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (c)	4,802,000	4,994,080
Energen Corp. 4.63%, 9/1/2021	3,085,000	3,069,575
Ensco PLC 4.70%, 3/15/2021 (a)	1,806,000	1,756,335
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	9,822,000	9,259,199
EV Energy Partners L.P./EV Energy Finance Corp. 8.00%, 4/15/2019	1,843,000	1,391,465
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (c)	1,996,974	2,091,830
Laredo Petroleum, Inc.:
5.63%, 1/15/2022 (a)	2,555,000	2,542,225
7.38%, 5/1/2022	172,000	178,674
Legacy Reserves L.P./Legacy Reserves Finance Corp. 6.63%, 12/1/2021	4,260,000	3,195,000
MEG Energy Corp. 6.38%, 1/30/2023 (c)	1,887,000	1,686,601
Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021 (e)	2,591,000	971,625
Murphy Oil Corp. 3.50%, 12/1/2017	4,372,000	4,382,930
Newfield Exploration Co. 5.75%, 1/30/2022	3,610,000	3,831,293
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	4,350,000	3,741,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.13%, 11/15/2020	1,796,000	1,867,840
Oasis Petroleum, Inc.:
6.50%, 11/1/2021	2,007,000	2,017,035
6.88%, 3/15/2022 (a)	7,080,000	7,239,300
6.88%, 1/15/2023 (a)	651,000	663,239

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Pacific Drilling SA 5.38%, 6/1/2020 (a) (c)	$6,225,000	$3,027,218
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (c)	3,790,000	2,056,075
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	4,634,000	4,726,680
Permian Resources LLC 13.00%, 11/30/2020 (c)	3,600,000	4,221,000
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (c)	9,525,000	7,715,250
7.38%, 11/1/2021 (c)	2,220,000	1,787,100
Precision Drilling Corp. 6.63%, 11/15/2020	3,415,260	3,432,336
Pride International LLC:
6.88%, 8/15/2020 (a)	3,600,000	3,735,000
8.50%, 6/15/2019	2,715,000	2,972,925
Puma International Financing SA 6.75%, 2/1/2021 (c)	6,200,000	6,401,500
QEP Resources, Inc. 6.88%, 3/1/2021 (a)	3,606,000	3,827,048
Range Resources Corp.:
4.88%, 5/15/2025	500,000	477,500
5.75%, 6/1/2021 (c)	2,836,000	2,892,720
Resolute Energy Corp. 8.50%, 5/1/2020	3,050,000	3,080,500
Rowan Cos., Inc. 7.88%, 8/1/2019	2,094,000	2,248,433
Sanchez Energy Corp. 7.75%, 6/15/2021	5,319,000	5,252,512
Seadrill, Ltd. 6.13%, 9/15/2017 (c)	7,530,000	3,097,089
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a) (c)	4,718,000	4,930,310
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	5,721,000	5,342,270
5.80%, 1/23/2020	5,380,000	5,423,578
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	5,458,000	5,512,580
6.25%, 4/15/2021	3,183,000	3,246,660
6.38%, 4/1/2023	560,000	568,400
Tesoro Corp. 4.25%, 10/1/2017	5,415,000	5,449,114
Transocean, Inc.:
4.25%, 10/15/2017	4,301,000	4,290,247
5.55%, 10/15/2022 (a)	1,325,000	1,244,705
6.00%, 3/15/2018	6,059,000	6,180,180
6.50%, 11/15/2020 (a)	3,890,000	3,928,900
8.13%, 12/15/2021 (a)	1,961,000	2,056,697
9.00%, 7/15/2023 (c)	800,000	854,000
Tullow Oil PLC 6.00%, 11/1/2020 (c)	5,525,000	5,304,000
Unit Corp. 6.63%, 5/15/2021	5,553,000	5,414,175
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (e)	3,723,000	2,233,800
Western Refining, Inc. 6.25%, 4/1/2021	3,550,000	3,669,813
Whiting Petroleum Corp.:
5.00%, 3/15/2019	8,692,000	8,681,570
5.75%, 3/15/2021	6,645,000	6,628,387

WPX Energy, Inc.:
6.00%, 1/15/2022	6,400,000	6,496,000
7.50%, 8/1/2020	5,005,000	5,305,300

		280,014,627

OIL & GAS SERVICES — 1.5%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 4/1/2021	2,939,000	2,902,263
Calfrac Holdings L.P. 7.50%, 12/1/2020 (c)	4,772,000	4,294,800
CGG SA:
6.50%, 6/1/2021	1,295,000	595,700
6.88%, 1/15/2022 (a)	4,200,000	1,932,000
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	2,500,000	2,450,000
Globe Luxembourg SCA 9.63%, 5/1/2018 (c)	3,880,000	4,086,125
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a) (c)	2,700,000	2,525,310
9.88%, 4/1/2022 (c)	2,235,000	2,288,193
McDermott International, Inc. 8.00%, 5/1/2021 (c)	5,060,000	5,135,900
PHI, Inc. 5.25%, 3/15/2019	4,415,000	4,172,175
SESI LLC:
6.38%, 5/1/2019	5,110,000	5,091,093
7.13%, 12/15/2021 (a)	5,765,000	5,822,650
Weatherford International, Ltd.:
5.13%, 9/15/2020	3,140,000	3,163,550
7.75%, 6/15/2021	5,667,000	6,102,792
9.63%, 3/1/2019	4,450,000	4,883,875

		55,446,426

PACKAGING & CONTAINERS — 2.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (c)	2,750,000	2,774,200
6.00%, 6/30/2021 (c)	2,420,000	2,486,550
6.75%, 1/31/2021 (c)	3,416,000	3,521,213
Ball Corp.:
4.00%, 11/15/2023	500,000	499,375
4.38%, 12/15/2020	7,015,000	7,339,444
5.00%, 3/15/2022	3,802,000	4,011,110
BWAY Holding Co. 9.13%, 8/15/2021 (c)	5,075,000	5,535,810
Coveris Holdings SA 7.88%, 11/1/2019 (c)	3,447,000	3,395,295
Graphic Packaging International, Inc. 4.75%, 4/15/2021	3,498,000	3,646,665
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (c)	4,594,000	4,726,307
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (c)	3,158,000	2,605,350
Plastipak Holdings, Inc. 6.50%, 10/1/2021 (c)	4,045,000	4,146,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75%, 10/15/2020	20,130,000	20,709,744

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
6.88%, 2/15/2021	$6,163,120	$6,332,605
3 Month USD LIBOR +3.50%, 4.52%, 7/15/2021 (c) (h)	2,000,000	2,046,200
Sealed Air Corp. 6.50%, 12/1/2020 (b)	3,418,000	3,813,206
Silgan Holdings, Inc. 5.00%, 4/1/2020	4,724,000	4,765,335

		82,354,534

PHARMACEUTICALS — 2.4%
Capsugel SA PIK, 7.00%, 5/15/2019 (c)	6,170,000	6,154,575
DPx Holdings B.V. 7.50%, 2/1/2022 (c)	930,000	981,731
Endo Finance LLC 5.75%, 1/15/2022 (c)	1,350,000	1,228,500
Endo Finance LLC/Endo Finco, Inc.:
5.38%, 1/15/2023 (c)	4,673,000	4,027,659
7.25%, 1/15/2022 (c)	3,570,000	3,378,291
Nature’s Bounty Co. 7.63%, 5/15/2021 (c)	6,926,000	7,289,615
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	1,730,000	1,690,486
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (c)	6,467,000	5,586,195
7.00%, 10/1/2020 (c)	3,465,000	3,161,813
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (c)	16,420,000	14,676,196
5.50%, 3/1/2023 (c)	1,400,000	1,078,000
5.63%, 12/1/2021 (c)	4,615,000	3,726,612
6.38%, 10/15/2020 (a) (c)	17,210,000	15,575,050
6.50%, 3/15/2022 (c)	4,743,000	4,879,598
6.75%, 8/15/2018 (a) (c)	4,422,000	4,422,000
7.50%, 7/15/2021 (c)	10,596,000	9,178,785

		87,035,106

PIPELINES — 2.6%
DCP Midstream Operating L.P.:
2.50%, 12/1/2017	4,402,000	4,390,995
4.75%, 9/30/2021 (c)	4,250,000	4,322,250
5.35%, 3/15/2020 (c)	4,942,000	5,139,680
9.75%, 3/15/2019 (a) (c)	3,890,000	4,366,525
Energy Transfer Equity L.P. 7.50%, 10/15/2020	10,364,000	11,618,044
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.75%, 2/15/2021	2,915,000	2,915,000
6.75%, 8/1/2022	1,710,000	1,761,300
Gibson Energy, Inc. 6.75%, 7/15/2021 (c)	1,751,000	1,829,795
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,508,000	2,526,810
NGPL PipeCo LLC:
7.12%, 12/15/2017 (c)	9,521,000	9,782,827
9.63%, 6/1/2019 (c)	2,396,000	2,473,870

Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	1,895,000	1,904,475
NuStar Logistics L.P.:
4.80%, 9/1/2020	2,780,000	2,813,082
8.15%, 4/15/2018	1,401,000	1,476,374
ONEOK, Inc. 4.25%, 2/1/2022	2,470,000	2,519,400
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (c)	4,585,000	4,814,250
6.00%, 1/15/2019 (c)	2,698,000	2,812,665
6.85%, 7/15/2018 (c)	6,157,000	6,434,065
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019 (a)	3,023,000	3,072,275
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019	3,168,000	3,334,320
5.88%, 10/1/2020	2,800,000	2,877,000
6.13%, 10/15/2021	7,388,000	7,738,930
Williams Cos., Inc. 7.88%, 9/1/2021	3,250,000	3,751,719

		94,675,651

REAL ESTATE — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (c)	2,430,000	2,527,200
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (c)	1,154,000	1,185,735
4.88%, 6/1/2023 (c)	3,900,000	3,812,250
5.25%, 12/1/2021 (c)	700,000	726,687
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (c)	1,662,000	1,691,085

		9,942,957

REAL ESTATE INVESTMENT TRUSTS — 1.5%
American Tower Corp. 2.25%, 1/15/2022	1,600,000	1,542,115
Crown Castle International Corp. 2.25%, 9/1/2021	1,670,000	1,616,578
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	3,800,000	3,961,500
Equinix, Inc.:
4.88%, 4/1/2020 (a)	4,472,000	4,583,800
5.38%, 1/1/2022	5,542,000	5,832,955
Iron Mountain, Inc.:
4.38%, 6/1/2021 (c)	1,393,000	1,427,825
6.00%, 10/1/2020 (c)	8,362,000	8,759,195
iStar, Inc.:
4.00%, 11/1/2017	5,285,000	5,298,212
5.00%, 7/1/2019	4,885,000	4,921,638
6.00%, 4/1/2022	3,524,000	3,576,860
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	2,874,000	2,924,295
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	2,465,000	2,538,950
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (c)	4,800,000	4,977,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	$1,239,000	$1,240,549

		53,201,472

RETAIL — 3.0%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (c)	7,594,000	7,764,865
6.00%, 4/1/2022 (c)	300,000	311,250
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021	2,929,167	1,171,667
Claire’s Stores, Inc. 9.00%, 3/15/2019 (c)	8,855,000	3,542,000
Dollar Tree, Inc. 5.25%, 3/1/2020	5,074,000	5,210,364
DriveTime Automotive Group, Inc./DT Acceptance Corp. 8.00%, 6/1/2021 (c)	2,710,000	2,655,800
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021	1,975,000	1,871,313
6.75%, 1/15/2022	4,025,000	3,783,500
GameStop Corp.:
5.50%, 10/1/2019 (c)	1,658,000	1,685,025
6.75%, 3/15/2021 (a) (c)	3,050,000	3,122,437
Gap, Inc. 5.95%, 4/12/2021 (a)	7,562,000	8,107,681
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (c)	5,872,000	4,932,480
Hot Topic, Inc. 9.25%, 6/15/2021 (c)	3,700,000	3,589,000
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (a)	2,094,000	2,073,060
8.13%, 10/1/2019	2,933,000	3,171,453
Jo-Ann Stores LLC 8.13%, 3/15/2019 (c)	1,068,000	1,065,330
L Brands, Inc.:
5.63%, 2/15/2022	6,865,000	7,208,250
6.63%, 4/1/2021	6,630,000	7,226,700
7.00%, 5/1/2020	4,109,000	4,525,036
8.50%, 6/15/2019	4,700,000	5,246,610
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (c)	3,241,000	3,332,153
Neiman Marcus Group, Ltd. LLC: 8.00%, 10/15/2021 (a) (c)	7,045,000	4,262,225
PIK, 8.75%, 10/15/2021 (a) (c)	5,000,000	2,819,000
Rite Aid Corp.:
6.75%, 6/15/2021	5,796,000	5,818,025
9.25%, 3/15/2020	7,498,000	7,699,696
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (c)	4,858,000	4,275,040
Yum! Brands, Inc.:
3.75%, 11/1/2021	543,000	549,788
3.88%, 11/1/2020	2,650,000	2,703,000

		109,722,748

SEMICONDUCTORS — 0.9%
Amkor Technology, Inc.:
6.38%, 10/1/2022	1,236,000	1,271,535
6.63%, 6/1/2021	3,135,000	3,197,700
Micron Technology, Inc. 5.88%, 2/15/2022 (a)	3,400,000	3,544,500

NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (c)	6,478,000	6,607,560
3.88%, 9/1/2022 (c)	1,155,000	1,180,988
4.13%, 6/15/2020 (a) (c)	4,289,000	4,449,837
4.13%, 6/1/2021 (c)	8,406,973	8,733,164
4.63%, 6/15/2022 (c)	400,000	422,750
STATS ChipPAC Pte, Ltd.:
8.50%, 11/24/2020 (a) (c)	200,000	215,200
Series REGS, 8.50%, 11/24/2020	2,000,000	2,152,000

		31,775,234

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 12/15/2021 (c)	4,070,000	4,212,450

SOFTWARE — 1.0%
Blackboard, Inc. 9.75%, 10/15/2021 (c)	3,233,000	3,226,938
BMC Software Finance, Inc. 8.13%, 7/15/2021 (c)	12,141,333	12,202,040
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (c)	5,586,000	5,530,140
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (c)	3,530,000	3,635,900
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (c)	4,575,000	4,666,500
Infor US, Inc. 5.75%, 8/15/2020 (b)	4,187,000	4,348,199
Nuance Communications, Inc. 5.38%, 8/15/2020 (c)	1,885,000	1,916,857

		35,526,574

STORAGE & WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (c)	8,065,000	7,692,397
10.75%, 10/15/2019 (c)	6,200,000	5,363,000

		13,055,397

TELECOMMUNICATIONS — 10.4%
Altice Financing SA 6.50%, 1/15/2022 (a) (c)	6,250,000	6,515,625
Avanti Communications Group PLC:
PIK, 10.00%, 10/1/2021 (a) (c)	1,325,272	1,235,816
PIK, 12.00%, 10/1/2023 (c)	2,177,338	940,338
Avaya, Inc. 10.50%, 3/1/2021 (c) (e)	5,353,000	869,863
CenturyLink, Inc.:
Series N, 6.00%, 4/1/2017	3,272,000	3,272,000
Series R, 5.15%, 6/15/2017 (a)	3,362,000	3,370,405
Series S, 6.45%, 6/15/2021	7,595,000	8,078,042
Series T, 5.80%, 3/15/2022	12,000,000	12,375,600
Series V, 5.63%, 4/1/2020	9,185,000	9,629,554
CommScope, Inc. 5.00%, 6/15/2021 (c)	2,517,000	2,592,510
Frontier Communications Corp.:
6.25%, 9/15/2021 (a)	6,265,000	5,810,788
7.13%, 3/15/2019	1,412,000	1,491,425
8.13%, 10/1/2018	6,553,000	6,929,798
8.25%, 4/15/2017 (a)	2,115,000	2,115,000
8.50%, 4/15/2020 (a)	10,620,000	11,213,658
8.88%, 9/15/2020	6,168,000	6,491,820
9.25%, 7/1/2021 (a)	3,775,000	3,817,469

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

HC2 Holdings, Inc. 11.00%, 12/1/2019 (c)	$2,730,000	$2,764,125
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	7,527,000	8,138,192
7.63%, 6/15/2021	7,370,000	8,162,275
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019 (a)	11,377,000	10,851,383
7.25%, 10/15/2020	16,182,000	14,746,657
7.50%, 4/1/2021	8,628,000	7,754,846
Level 3 Financing, Inc. 6.13%, 1/15/2021	3,723,000	3,853,305
Millicom International Cellular SA 6.63%, 10/15/2021 (c)	4,375,000	4,571,875
Nokia Oyj 5.38%, 5/15/2019	6,000,000	6,330,000
SoftBank Group Corp. 4.50%, 4/15/2020 (a) (c)	16,033,000	16,473,907
Sprint Capital Corp. 6.90%, 5/1/2019	10,013,000	10,676,361
Sprint Communications, Inc.:
6.00%, 11/15/2022	1,976,000	2,018,089
7.00%, 3/1/2020 (c)	3,860,000	4,188,100
7.00%, 8/15/2020	9,283,000	9,968,085
8.38%, 8/15/2017	8,116,000	8,294,552
9.00%, 11/15/2018 (c)	18,268,000	19,798,858
Sprint Corp.:
7.25%, 9/15/2021	16,250,000	17,535,375
7.88%, 9/15/2023	800,000	885,040
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (a)	2,705,000	2,745,575
6.13%, 1/15/2022	2,365,000	2,495,075
6.25%, 4/1/2021	15,547,000	16,033,621
6.46%, 4/28/2019 (b)	10,021,000	10,071,105
6.54%, 4/28/2020	11,459,000	11,637,760
6.63%, 4/28/2021	9,930,000	10,250,739
6.73%, 4/28/2022	2,930,000	3,027,862
Telecom Italia Capital SA:
7.00%, 6/4/2018	6,519,000	6,853,099
7.18%, 6/18/2019	4,375,000	4,749,609
Trilogy International Partners LLC/Trilogy International Finance, Inc. 13.38%, 5/15/2019 (c)	3,464,000	3,511,630
ViaSat, Inc. 6.88%, 6/15/2020	3,995,000	4,084,888
West Corp. 4.75%, 7/15/2021 (c)	3,425,000	3,476,375
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (c)	14,990,000	15,214,850
6.50%, 4/30/2020 (c)	5,905,000	6,095,141
7.38%, 4/23/2021 (c)	20,843,000	21,676,720
Windstream Services LLC:
7.75%, 10/15/2020	3,453,000	3,500,651
7.75%, 10/1/2021 (a)	8,083,000	7,972,263

		377,157,699

TEXTILES — 0.3%
INVISTA Finance LLC 4.25%, 10/15/2019 (c)	5,965,000	6,132,766
Springs Industries, Inc. 6.25%, 6/1/2021	3,145,000	3,215,762

		9,348,528

TRANSPORTATION — 1.0%
Erickson, Inc. 8.25%, 5/1/2020 (e)	2,650,000	53,000
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (c)	7,435,000	7,630,169
Global Ship Lease, Inc. 10.00%, 4/1/2019 (c)	3,177,000	3,145,230
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	3,630,000	2,205,225
5.88%, 4/1/2020	3,279,000	2,098,560
Jack Cooper Holdings Corp. 9.25%, 6/1/2020	3,518,000	1,257,685
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (c)	6,187,000	5,429,092
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.:
7.38%, 1/15/2022 (c)	5,300,000	4,498,640
8.13%, 2/15/2019	3,415,000	3,060,865
Teekay Corp. 8.50%, 1/15/2020 (a)	5,074,000	5,023,260

		34,401,726

TOTAL CORPORATE BONDS & NOTES
(Cost $3,506,184,772)		3,493,082,601

SENIOR FLOATING RATE LOANS — 0.0% (f)
SPECIALTY RETAIL — 0.0% (f)
Claire’s Stores, Inc.:
Senior Secured CLSIP Term Loan, Retail Store, 4.50%, 9/20/2021 (b) (i)	966,266	686,049
Senior Secured Gibraltar Term Loan, Retail Store, 4.50%, 9/20/2021 (b) (i)	445,992	354,564
Senior Secured Term Loan, Retail Store, 4.50%, 9/20/2021 (b) (i)	297,342	151,644

		1,192,257

TOTAL SENIOR FLOATING RATE LOANS
(Cost $1,247,191)		1,192,257

	Shares
COMMON STOCKS — 0.1%
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Key Energy Services, Inc. (a) (j)	45,928	1,066,448

OIL, GAS & CONSUMABLE FUELS — 0.1%
Titan Energy LLC (j)	24,934	453,799
W&T Offshore, Inc. (j)	250,000	692,500

		1,146,299

TOTAL COMMON STOCKS
(Cost $3,153,780)		2,212,747

WARRANTS — 0.0% (f)
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Comstock Resources, Inc. (expiring 9/2/18) (j) (Cost $0)	14,438	133,118

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY — 0.3%
U.S. Treasury Bill 8.05%, 10/12/2017 (Cost $12,446,448)	$12,500,000	$12,440,008

	Shares

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (k) (l)	83,965,354	83,965,354
State Street Navigator Securities Lending Government Money Market Portfolio (k) (m)	137,430,838	137,430,838

TOTAL SHORT-TERM INVESTMENTS (Cost $221,396,192)		221,396,192

TOTAL INVESTMENTS — 103.1% (Cost $3,744,428,383)		3,730,456,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(112,447,429)

NET ASSETS — 100.0%		$3,618,009,494

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $14,345,122, representing 0.4% of the Fund’s net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 35.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(h)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the securities is $1,192,257, representing less than 0.05% of the Fund’s net assets.
(j)	Non-income producing security.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at March 31, 2017.
(m)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$6,054,280	$—	$6,054,280
Aerospace & Defense	—	20,791,331	—	20,791,331
Agriculture	—	5,757,573	—	5,757,573
Airlines	—	31,550,570	—	31,550,570
Apparel	—	5,098,620	—	5,098,620
Auto Manufacturers	—	38,822,845	—	38,822,845
Auto Parts & Equipment	—	25,226,441	—	25,226,441
Banks	—	76,020,760	—	76,020,760
Beverages	—	7,932,710	—	7,932,710
Biotechnology	—	4,183,820	—	4,183,820
Chemicals	—	98,070,862	—	98,070,862
Coal	—	4,250,617	—	4,250,617
Commercial Services	—	97,283,215	—	97,283,215
Construction Materials	—	15,218,717	—	15,218,717
Distribution & Wholesale	—	15,768,266	—	15,768,266
Diversified Financial Services	—	332,628,962	—	332,628,962
Electric	—	76,727,081	—	76,727,081
Electrical Components & Equipment	—	8,068,093	—	8,068,093
Electronics	—	3,922,800	—	3,922,800
Energy-Alternate Sources	—	1,413,125	—	1,413,125

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Engineering & Construction	$—	$4,223,556	$—	$4,223,556
Entertainment	—	89,297,185	—	89,297,185
Environmental Control	—	20,366,148	—	20,366,148
Food	—	44,819,891	—	44,819,891
Forest Products & Paper	—	2,692,675	—	2,692,675
Gas	—	8,374,288	—	8,374,288
Hand & Machine Tools	—	3,916,850	—	3,916,850
Health Care Products	—	32,757,302	—	32,757,302
Health Care Services	—	257,169,772	—	257,169,772
Holding Companies-Divers	—	30,051,592	—	30,051,592
Home Builders.	—	73,944,297	—	73,944,297
Household Products	—	18,260,872	—	18,260,872
Household Products & Wares	—	1,829,625	—	1,829,625
Insurance.	—	38,388,320	—	38,388,320
Internet	—	28,338,217	—	28,338,217
Investment Company Security	—	1,186,207	—	1,186,207
Iron/Steel	—	71,706,536	—	71,706,536
IT Services	—	77,913,328	—	77,913,328
Leisure Time	—	8,187,337	—	8,187,337
Lodging	—	77,420,934	—	77,420,934
Machinery, Construction & Mining	—	1,442,280	—	1,442,280
Machinery-Diversified	—	39,906,098	—	39,906,098
Media	—	219,305,375	—	219,305,375
Mining	—	156,388,186	—	156,388,186
Miscellaneous Manufacturer	—	32,533,913	—	32,533,913
Oil & Gas	—	280,014,627	—	280,014,627
Oil & Gas Services.	—	55,446,426	—	55,446,426
Packaging & Containers	—	82,354,534	—	82,354,534
Pharmaceuticals	—	87,035,106	—	87,035,106
Pipelines	—	94,675,651	—	94,675,651
Real Estate	—	9,942,957	—	9,942,957
Real Estate Investment Trusts	—	53,201,472	—	53,201,472
Retail	—	109,722,748	—	109,722,748
Semiconductors	—	31,775,234	—	31,775,234
Shipbuilding	—	4,212,450	—	4,212,450
Software	—	35,526,574	—	35,526,574
Storage & Warehousing	—	13,055,397	—	13,055,397
Telecommunications.	—	377,157,699	—	377,157,699
Textiles	—	9,348,528	—	9,348,528
Transportation	—	34,401,726	—	34,401,726
Senior Floating Rate Loans
Specialty Retail	—	—	1,192,257	1,192,257
Common Stocks
Energy Equipment & Services	1,066,448	—	—	1,066,448
Oil, Gas & Consumable Fuels	1,146,299	—	—	1,146,299
Warrants
Oil, Gas & Consumable Fuels	—	133,118	—	133,118
U.S. Treasury.	—	12,440,008	—	12,440,008
Short-Term Investments	221,396,192	—	—	221,396,192

TOTAL INVESTMENTS	$223,608,939	$3,505,655,727	$1,192,257	$3,730,456,923

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81,908,152	$81,908,152	265,103,620	347,011,772	—	$—	$96,057
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	587,922,940	503,957,586	83,965,354	83,965,354	146,517
State Street Navigator Securities Lending Government Money Market Portfolio*	213,910,305	213,910,305	400,551,862	477,031,329	137,430,838	137,430,838	1,098,981

TOTAL		$295,818,457				$221,396,192	$1,341,555

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 82.0%
AEROSPACE & DEFENSE — 0.2%
United Technologies Corp.
3 Month USD LIBOR + 0.35%, 1.38%, 11/1/2019 (a)	$1,700,000	$1,710,251

AGRICULTURE — 0.4%
BAT International Finance PLC
3 Month USD LIBOR + 0.51%, 1.64%, 6/15/2018 (a) (b)	2,532,000	2,536,608
Philip Morris International, Inc.
3 Month USD LIBOR + 0.42%, 1.47%, 2/21/2020 (a)	1,100,000	1,103,025

		3,639,633

AUTO MANUFACTURERS — 5.5%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.17%, 1.19%, 7/14/2017 (a)	800,000	800,360
Series MTN, 3 Month USD LIBOR + 0.28%, 1.33%, 11/19/2018 (a)	1,000,000	1,001,700
Series MTN, 3 Month USD LIBOR + 0.34%, 1.38%, 2/14/2020 (a)	1,700,000	1,703,536
Series MTN, 3 Month USD LIBOR + 0.31%, 1.43%, 12/11/2017 (a)	1,390,000	1,392,141
Series MTN, 3 Month USD LIBOR + 0.46%, 1.48%, 7/13/2018 (a)	1,778,000	1,785,343
Series MTN, 3 Month USD LIBOR + 0.45%, 1.60%, 9/20/2017 (a)	2,215,000	2,219,519
Series MTN, 3 Month USD LIBOR + 0.83%, 1.88%, 2/22/2019 (a)	1,020,000	1,031,903
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.34%, 1.37%, 8/1/2017 (a) (b)	1,350,000	1,350,499
3 Month USD LIBOR + 0.42%, 1.48%, 3/2/2018 (a) (b)	500,000	500,735
3 Month USD LIBOR + 0.63%, 1.64%, 1/6/2020 (a) (b)	1,000,000	1,003,300
3 Month USD LIBOR + 0.62%, 1.66%, 10/30/2019 (a) (b)	1,500,000	1,505,490
3 Month USD LIBOR + 0.71%, 1.75%, 8/3/2017 (a) (b)	1,800,000	1,803,780
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.52%, 1.63%, 9/8/2017 (a)	2,000,000	2,001,240
3 Month USD LIBOR + 0.83%, 1.86%, 8/12/2019 (a)	1,250,000	1,254,550
3 Month USD LIBOR + 0.94%, 1.95%, 1/9/2018 (a)	1,850,000	1,856,993
3 Month USD LIBOR + 0.93%, 1.96%, 11/4/2019 (a)	800,000	805,488
3 Month USD LIBOR + 1.00%, 2.01%, 1/9/2020 (a)	2,240,000	2,264,550
3 Month USD LIBOR + 0.90%, 2.03%, 6/15/2018 (a)	1,455,000	1,461,940
3 Month USD LIBOR + 1.27%, 2.42%, 3/28/2022 (a)	1,500,000	1,513,305
Series 1, 3 Month USD LIBOR + 0.83%, 1.95%, 3/12/2019 (a)	1,605,000	1,610,987

Series MTN, 3 Month USD LIBOR + 1.58%, 2.59%, 1/8/2019 (a)	2,500,000	2,545,550
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 1.36%, 2.37%, 4/10/2018 (a)	1,202,000	1,213,179
3 Month USD LIBOR + 1.45%, 2.49%, 5/9/2019 (a)	1,030,000	1,047,529
3 Month USD LIBOR + 1.55%, 2.57%, 1/14/2022 (a)	1,800,000	1,842,984
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.52%, 1.64%, 9/13/2019 (a) (b)	1,500,000	1,500,900
3 Month USD LIBOR + 0.80%, 1.81%, 4/6/2018 (a) (b)	800,000	802,808
3 Month USD LIBOR + 0.89%, 1.91%, 1/13/2022 (a) (b)	700,000	704,249
3 Month USD LIBOR + 1.01%, 2.12%, 3/8/2019 (a) (b)	400,000	404,048
Toyota Motor Credit Corp.:
Series 2547, 3 Month USD LIBOR + 0.32%, 1.34%, 1/12/2018 (a)	1,250,000	1,251,512
Series GMTN, 3 Month USD LIBOR + 0.46%, 1.48%, 7/13/2018 (a)	1,091,000	1,094,786
Series MTN, 3 Month USD LIBOR + 0.20%, 1.24%, 5/16/2017 (a)	1,672,000	1,672,334
Series MTN, 3 Month USD LIBOR + 0.26%, 1.27%, 1/9/2019 (a)	1,200,000	1,201,332
Series MTN, 3 Month USD LIBOR + 0.38%, 1.39%, 4/6/2018 (a)	2,050,000	2,053,997
Series MTN, 3 Month USD LIBOR + 0.44%, 1.46%, 10/18/2019 (a)	2,000,000	2,009,600
Series MTN, 3 Month USD LIBOR + 0.37%, 1.49%, 3/12/2020 (a)	1,228,000	1,230,702
Series MTN, 3 Month USD LIBOR + 0.69%, 1.70%, 1/11/2022 (a)	1,200,000	1,214,940
Series MTN, 3 Month USD LIBOR + 0.82%, 1.87%, 2/19/2019 (a)	1,280,000	1,295,117
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.37%, 1.42%, 5/23/2017 (a) (b)	1,700,000	1,700,221
3 Month USD LIBOR + 0.44%, 1.49%, 11/20/2017 (a) (b)	1,290,000	1,289,781
3 Month USD LIBOR + 0.47%, 1.52%, 5/22/2018 (a) (b)	400,000	399,588

		55,342,516

BANKS — 53.6%
ABN AMRO Bank NV
3 Month USD LIBOR + 0.64%, 1.66%, 1/18/2019 (a) (b)	1,950,000	1,955,889
American Express Bank FSB
Series BKNT, 1 Month USD LIBOR + 0.30%, 1.18%, 6/12/2017 (a)	2,000,000	2,000,440
ANZ New Zealand Int’l, Ltd.
3 Month USD LIBOR + 1.00%, 2.04%, 1/25/2022 (a) (b)	1,000,000	1,007,710

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.44%, 1.46%, 1/16/2018 (a) (b)	$1,500,000	$1,502,940
3 Month USD LIBOR + 0.56%, 1.60%, 5/15/2018 (a)	3,140,000	3,152,434
3 Month USD LIBOR + 0.75%, 1.79%, 11/16/2018 (a) (b)	2,250,000	2,266,110
3 Month USD LIBOR + 0.66%, 1.82%, 9/23/2019 (a) (b)	2,300,000	2,314,375
3 Month USD LIBOR + 0.87%, 1.92%, 11/23/2021 (a) (b)	1,300,000	1,309,425
3 Month USD LIBOR + 0.99%, 2.05%, 6/1/2021 (a) (b)	1,100,000	1,114,157
Banco Santander Chile:
3 Month USD LIBOR + 0.90%, 1.92%, 4/11/2017 (a) (b)	520,000	520,089
Series REGS, 3 Month USD LIBOR + 0.90%, 1.92%, 4/11/2017 (a)	800,000	799,968
Bank Nederlandse Gemeenten NV
3 Month USD LIBOR + 0.07%, 1.09%, 7/14/2017 (a) (b)	5,400,000	5,401,242
Bank of America Corp.:
3 Month USD LIBOR + 0.55%, 1.59%, 5/2/2017 (a)	200,000	200,026
3 Month USD LIBOR + 1.04%, 2.06%, 1/15/2019 (a)	2,200,000	2,225,608
Series GMTN, 3 Month USD LIBOR + 1.42%, 2.45%, 4/19/2021 (a)	2,000,000	2,057,740
Series MTN, 3 Month USD LIBOR + 0.61%, 1.66%, 8/25/2017 (a)	1,400,000	1,402,156
Series MTN, 3 Month USD LIBOR + 0.87%, 2.02%, 4/1/2019 (a)	2,044,000	2,061,027
Series MTN, 3 Month USD LIBOR + 1.07%, 2.23%, 3/22/2018 (a)	2,810,000	2,830,738
Bank of America NA:
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.43%, 6/15/2017 (a)	3,450,000	3,450,724
Series BKNT, 3 Month USD LIBOR + 0.42%, 1.46%, 5/8/2017 (a)	1,800,000	1,800,468
Series BKNT, 3 Month USD LIBOR + 0.45%, 1.55%, 6/5/2017 (a)	2,800,000	2,801,652
Series BKNT, 3 Month USD LIBOR + 0.76%, 1.86%, 12/7/2018 (a)	500,000	503,645
Bank of Montreal:
Series BKNT, 3 Month USD LIBOR + 0.25%, 1.27%, 7/14/2017 (a)	1,555,000	1,555,917
Series MTN, 3 Month USD LIBOR + 0.60%, 1.61%, 4/9/2018 (a)	1,450,000	1,455,379
Series MTN, 3 Month USD LIBOR + 0.61%, 1.65%, 7/31/2018 (a)	750,000	753,533
Series MTN, 3 Month USD LIBOR + 0.65%, 1.67%, 7/18/2019 (a)	1,370,000	1,378,343
Series MTN, 3 Month USD LIBOR + 0.79%, 1.84%, 8/27/2021 (a)	1,310,000	1,320,755

Bank of New York Mellon Corp.:
3 Month USD LIBOR + 0.38%, 1.43%, 5/22/2018 (a)	1,075,000	1,077,892
Series 1, 3 Month USD LIBOR + 0.44%, 1.54%, 3/6/2018 (a)	371,000	372,124
Series MTN, 3 Month USD LIBOR + 0.56%, 1.59%, 8/1/2018 (a)	1,171,000	1,177,218
Series MTN, 3 Month USD LIBOR + 0.48%, 1.60%, 9/11/2019 (a)	1,040,000	1,044,857
Series MTN, 3 Month USD LIBOR + 0.87%, 1.91%, 8/17/2020 (a)	1,200,000	1,218,636
Bank of Nova Scotia:
3 Month USD LIBOR + 0.47%, 1.59%, 6/11/2018 (a)	1,800,000	1,805,490
3 Month USD LIBOR + 0.62%, 1.72%, 12/5/2019 (a)	1,500,000	1,507,845
3 Month USD LIBOR + 0.64%, 1.74%, 3/7/2022 (a)	3,200,000	3,200,352
3 Month USD LIBOR + 0.83%, 1.85%, 1/15/2019 (a) (c)	1,604,000	1,618,677
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
3 Month USD LIBOR + 0.31%, 1.42%, 9/8/2017 (a) (b)	700,000	700,196
3 Month USD LIBOR + 0.55%, 1.65%, 3/5/2018 (a) (b)	2,800,000	2,804,620
3 Month USD LIBOR + 1.02%, 2.14%, 9/14/2018 (a) (b)	1,333,000	1,341,758
Barclays PLC 3 Month USD LIBOR + 2.11%, 3.14%, 8/10/2021 (a)	3,700,000	3,859,840
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.66%, 1.69%, 2/1/2019 (a)	1,500,000	1,509,315
Series MTN, 3 Month USD LIBOR + 0.57%, 1.70%, 6/15/2020 (a)	1,500,000	1,503,750
Series MTN, 3 Month USD LIBOR + 0.65%, 1.80%, 4/1/2022 (a)	2,000,000	2,002,060
Series MTN, 3 Month USD LIBOR + 0.86%, 1.99%, 6/15/2018 (a)	2,355,000	2,372,451
BNP Paribas SA Series MTN, 3 Month USD LIBOR + 0.46%, 1.49%, 5/7/2017 (a)	1,350,000	1,350,324
BPCE SA:
Series MTN, 3 Month USD LIBOR + 0.61%, 1.77%, 6/23/2017 (a)	105,000	105,098
Series MTN, 3 Month USD LIBOR + 0.63%, 1.78%, 6/17/2017 (a)	3,095,000	3,098,095
Branch Banking & Trust Co.
3 Month USD LIBOR + 0.45%, 1.48%, 1/15/2020 (a)	2,000,000	2,000,960
Canadian Imperial Bank of Commerce
3 Month USD LIBOR + 0.52%, 1.62%, 9/6/2019 (a)	2,800,000	2,809,324
Capital One Financial Corp.
3 Month USD LIBOR + 0.95%, 2.06%, 3/9/2022 (a)	1,500,000	1,501,260
Capital One NA/Mclean:
3 Month USD LIBOR + 0.77%, 1.89%, 9/13/2019 (a)	1,400,000	1,407,336

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series BKNT, 3 Month USD LIBOR + 0.68%, 1.71%, 2/5/2018 (a)	$1,400,000	$1,403,906
Series BKNT, 3 Month USD LIBOR + 1.15%, 2.19%, 8/17/2018 (a)	400,000	403,648
Citibank NA 3 Month USD LIBOR + 0.34%, 1.49%, 3/20/2019 (a)	3,700,000	3,701,517
Citigroup, Inc.:
3 Month USD LIBOR + 0.52%, 1.55%, 5/1/2017 (a)	2,630,000	2,630,736
3 Month USD LIBOR + 0.69%, 1.73%, 4/27/2018 (a)	3,300,000	3,312,804
3 Month USD LIBOR + 0.70%, 1.75%, 11/24/2017 (a)	3,550,000	3,561,573
3 Month USD LIBOR + 0.79%, 1.80%, 1/10/2020 (a)	4,200,000	4,216,464
3 Month USD LIBOR + 0.88%, 1.92%, 7/30/2018 (a)	4,100,000	4,128,167
3 Month USD LIBOR + 0.86%, 1.96%, 12/7/2018 (a)	2,200,000	2,216,324
3 Month USD LIBOR + 0.93%, 2.03%, 6/7/2019 (a)	3,672,000	3,705,856
3 Month USD LIBOR + 1.04%, 2.08%, 7/30/2018 (a)	2,000,000	2,014,300
3 Month USD LIBOR + 1.07%, 2.18%, 12/8/2021 (a)	2,000,000	2,017,760
3 Month USD LIBOR + 1.19%, 2.23%, 8/2/2021 (a)	2,500,000	2,539,375
3 Month USD LIBOR + 1.31%, 2.34%, 10/26/2020 (a)	1,000,000	1,019,310
3 Month USD LIBOR + 1.38%, 2.53%, 3/30/2021 (a)	2,000,000	2,046,320
3 Month USD LIBOR + 1.70%, 2.74%, 5/15/2018 (a)	1,750,000	1,776,443
Citizens Bank NA 3 Month USD LIBOR + 0.54%, 1.60%, 3/2/2020 (a)	1,800,000	1,803,744
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.27%, 1.38%, 9/8/2017 (a) (b)	1,501,000	1,502,036
3 Month USD LIBOR + 0.40%, 1.52%, 3/12/2018 (a) (b)	2,020,000	2,024,020
3 Month USD LIBOR + 0.45%, 1.56%, 3/10/2020 (a) (b)	2,750,000	2,751,292
3 Month USD LIBOR + 0.64%, 1.67%, 11/7/2019 (a) (b)	1,400,000	1,408,498
3 Month USD LIBOR + 0.70%, 1.81%, 3/10/2022 (a) (b)	2,000,000	1,998,520
3 Month USD LIBOR + 0.79%, 1.83%, 11/2/2018 (a) (b)	2,100,000	2,116,821
3 Month USD LIBOR + 0.83%, 1.93%, 9/6/2021 (a) (b)	1,300,000	1,308,242
3 Month USD LIBOR + 1.06%, 2.19%, 3/15/2019 (a) (b)	1,300,000	1,317,550
Series REGS, 3 Month USD LIBOR + 0.64%, 1.67%, 11/7/2019 (a)	300,000	301,821
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.83%, 1.84%, 1/10/2022 (a)	1,669,000	1,682,702

Series BKNT, 3 Month USD LIBOR + 0.51%, 1.55%, 8/9/2019 (a)	1,300,000	1,303,666
Credit Agricole SA:
3 Month USD LIBOR + 0.55%, 1.67%, 6/12/2017 (a) (b)	2,650,000	2,651,590
3 Month USD LIBOR + 0.80%, 1.82%, 4/15/2019 (a) (b)	1,100,000	1,104,015
3 Month USD LIBOR + 0.97%, 2.08%, 6/10/2020 (a) (b)	1,000,000	1,005,010
3 Month USD LIBOR + 1.18%, 2.33%, 7/1/2021 (a) (b)	750,000	757,305
3 Month USD LIBOR + 1.43%, 2.44%, 1/10/2022 (a) (b)	1,000,000	1,006,770
Series MTN, 3 Month USD LIBOR + 0.58%, 1.64%, 6/2/2017 (a) (b)	2,600,000	2,601,430
Credit Suisse AG:
Series GMTN, 3 Month USD LIBOR + 0.49%, 1.54%, 5/26/2017 (a)	3,860,000	3,862,084
Series GMTN, 3 Month USD LIBOR + 0.69%, 1.73%, 1/29/2018 (a)	2,550,000	2,558,874
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 3.31%, 4/16/2021 (a)	4,000,000	4,197,000
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 1.57%, 3/2/2020 (a) (b)	2,300,000	2,301,449
3 Month USD LIBOR + 0.58%, 1.68%, 9/6/2019 (a) (b)	1,506,000	1,510,367
DBS Group Holdings, Ltd.
3 Month USD LIBOR + 0.50%, 1.52%, 7/16/2019 (a) (b)	600,000	599,046
Deutsche Bank AG:
3 Month USD LIBOR + 0.47%, 1.52%, 5/30/2017 (a)	1,800,000	1,800,000
3 Month USD LIBOR + 0.68%, 1.71%, 2/13/2018 (a)	1,500,000	1,498,170
3 Month USD LIBOR + 1.31%, 2.36%, 8/20/2020 (a)	703,000	705,271
3 Month USD LIBOR + 1.45%, 2.48%, 1/18/2019 (a)	2,800,000	2,817,360
3 Month USD LIBOR + 1.91%, 2.94%, 5/10/2019 (a)	1,200,000	1,218,648
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.67%, 1.72%, 5/22/2017 (a)	3,000,000	3,001,860
3 Month USD LIBOR + 0.73%, 1.88%, 12/27/2020 (a)	3,000,000	2,995,980
3 Month USD LIBOR + 0.80%, 1.92%, 12/13/2019 (a)	2,000,000	2,010,420
3 Month USD LIBOR + 1.02%, 2.06%, 10/23/2019 (a)	3,000,000	3,029,280
3 Month USD LIBOR + 1.04%, 2.08%, 4/25/2019 (a)	1,735,000	1,752,506
3 Month USD LIBOR + 1.11%, 2.14%, 4/26/2022 (a)	4,500,000	4,531,905
3 Month USD LIBOR + 1.16%, 2.20%, 4/23/2020 (a)	3,700,000	3,750,912
3 Month USD LIBOR + 1.17%, 2.21%, 11/15/2021 (a)	4,750,000	4,802,392

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.20%, 2.33%, 9/15/2020 (a)	$2,350,000	$2,385,062
3 Month USD LIBOR + 1.36%, 2.40%, 4/23/2021 (a)	2,000,000	2,042,960
Series 1, 3 Month USD LIBOR + 1.20%, 2.24%, 4/30/2018 (a)	4,616,000	4,656,759
Series FRN, 3 Month USD LIBOR + 1.77%, 2.82%, 2/25/2021 (a)	1,970,000	2,044,387
Series MTN, 3 Month USD LIBOR + 0.63%, 1.73%, 6/4/2017 (a)	2,753,000	2,754,817
Series MTN, 3 Month USD LIBOR + 0.80%, 1.93%, 12/15/2017 (a)	2,587,000	2,595,899
Series MTN, 3 Month USD LIBOR + 1.10%, 2.14%, 11/15/2018 (a)	6,651,000	6,720,835
HSBC Bank PLC 3 Month USD LIBOR + 0.64%, 1.68%, 5/15/2018 (a) (b)	2,325,000	2,331,696
HSBC Holdings PLC:
3 Month USD LIBOR + 1.50%, 2.65%, 1/5/2022 (a)	3,360,000	3,452,501
3 Month USD LIBOR + 1.66%, 2.71%, 5/25/2021 (a)	3,170,000	3,271,218
3 Month USD LIBOR + 2.24%, 3.35%, 3/8/2021 (a)	3,750,000	3,944,625
HSBC USA, Inc.:
3 Month USD LIBOR + 0.34%, 1.37%, 11/13/2017 (a)	1,300,000	1,298,544
3 Month USD LIBOR + 0.61%, 1.64%, 11/13/2019 (a)	300,000	299,298
Huntington National Bank
3 Month USD LIBOR + 0.51%, 1.62%, 3/10/2020 (a)	1,600,000	1,601,088
Industrial & Commercial Bank of China, Ltd. Series MTN, 3 Month USD LIBOR + 1.19%, 2.22%, 11/13/2017 (a) (c)	1,400,000	1,404,452
ING Bank NV:
3 Month USD LIBOR + 0.55%, 1.69%, 3/16/2018 (a) (b)	1,800,000	1,803,060
3 Month USD LIBOR + 0.78%, 1.82%, 8/17/2018 (a) (b)	400,000	402,092
3 Month USD LIBOR + 0.69%, 1.84%, 10/1/2019 (a) (b)	1,500,000	1,503,705
3 Month USD LIBOR + 1.13%, 2.29%, 3/22/2019 (a) (b)	1,200,000	1,215,936
ING Groep NV 3 Month USD LIBOR + 1.15%, 2.30%, 3/29/2022 (a)	1,000,000	1,002,480
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 1.66%, 3/9/2021 (a)	5,500,000	5,489,000
3 Month USD LIBOR + 0.90%, 1.94%, 1/25/2018 (a)	7,466,000	7,509,900
3 Month USD LIBOR + 0.84%, 2.00%, 3/22/2019 (a)	1,700,000	1,715,089
3 Month USD LIBOR + 0.96%, 2.00%, 1/23/2020 (a) (c)	3,139,000	3,179,681
3 Month USD LIBOR + 1.10%, 2.20%, 6/7/2021 (a)	2,600,000	2,642,692
3 Month USD LIBOR + 1.21%, 2.24%, 10/29/2020 (a)	2,750,000	2,812,562

3 Month USD LIBOR + 1.48%, 2.54%, 3/1/2021 (a)	3,500,000	3,605,385
Series 1, 3 Month USD LIBOR + 0.63%, 1.67%, 1/28/2019 (a)	2,700,000	2,716,686
Series MTN, 3 Month USD LIBOR + 0.55%, 1.59%, 4/25/2018 (a)	4,000,000	4,012,560
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.45%, 1.60%, 9/21/2018 (a)	3,060,000	3,069,180
3 Month USD LIBOR + 0.59%, 1.75%, 9/23/2019 (a)	2,823,000	2,838,385
KEB Hana Bank 3 Month USD LIBOR + 0.73%, 1.87%, 4/5/2020 (a) (b) (d)	1,400,000	1,399,958
Lloyds Bank PLC 3 Month USD LIBOR + 0.78%, 1.82%, 8/17/2018 (a)	400,000	402,336
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.63%, 1.66%, 10/27/2017 (a) (b)	2,080,000	2,083,744
3 Month USD LIBOR + 1.12%, 2.16%, 7/29/2020 (a) (b)	800,000	809,384
3 Month USD LIBOR + 1.18%, 2.20%, 1/15/2019 (a) (b)	1,300,000	1,315,080
Series REGS, 3 Month USD LIBOR + 1.12%, 2.16%, 7/29/2020 (a)	53,000	53,473
Manufacturers & Traders Trust Co.
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.34%, 7/25/2017 (a)	800,000	800,576
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.92%, 1.97%, 2/22/2022 (a)	1,600,000	1,604,832
3 Month USD LIBOR + 1.06%, 2.18%, 9/13/2021 (a)	2,700,000	2,724,516
3 Month USD LIBOR + 1.88%, 2.94%, 3/1/2021 (a)	1,850,000	1,922,686
Mizuho Bank, Ltd.:
3 Month USD LIBOR + 0.43%, 1.45%, 4/17/2017 (a) (b)	1,600,000	1,600,208
3 Month USD LIBOR + 0.45%, 1.60%, 9/25/2017 (a) (b)	2,800,000	2,803,136
3 Month USD LIBOR + 0.64%, 1.79%, 3/26/2018 (a) (b)	1,370,000	1,371,987
3 Month USD LIBOR + 1.19%, 2.22%, 10/20/2018 (a) (b)	700,000	706,174
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.94%, 1.99%, 2/28/2022 (a)	1,600,000	1,602,720
3 Month USD LIBOR + 1.14%, 2.26%, 9/13/2021 (a)	3,269,000	3,302,867
3 Month USD LIBOR + 1.48%, 2.50%, 4/12/2021 (a) (b)	1,200,000	1,227,468
Morgan Stanley:
3 Month USD LIBOR + 0.74%, 1.89%, 1/5/2018 (a)	1,585,000	1,590,357
3 Month USD LIBOR + 0.85%, 1.89%, 1/24/2019 (a)	4,380,000	4,412,149
3 Month USD LIBOR + 0.98%, 2.12%, 6/16/2020 (a)	1,750,000	1,765,033

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.14%, 2.18%, 1/27/2020 (a)	$2,780,000	$2,823,980
3 Month USD LIBOR + 1.18%, 2.21%, 1/20/2022 (a)	8,700,000	8,782,389
Series 3NC2, 3 Month USD LIBOR + 0.80%, 1.84%, 2/14/2020 (a)	9,800,000	9,823,226
Series GMTN, 3 Month USD LIBOR + 1.28%, 2.32%, 4/25/2018 (a)	5,890,000	5,949,489
Series GMTN, 3 Month USD LIBOR + 1.38%, 2.41%, 2/1/2019 (a)	1,850,000	1,880,877
Series GMTN, 3 Month USD LIBOR + 1.40%, 2.44%, 4/21/2021 (a)	2,700,000	2,768,229
Series MTN, 3 Month USD LIBOR + 0.74%, 1.78%, 7/23/2019 (a)	3,000,000	3,017,070
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.28%, 1.43%, 6/30/2017 (a) (b)	2,350,000	2,351,034
3 Month USD LIBOR + 0.64%, 1.68%, 7/23/2018 (a) (b)	1,700,000	1,708,789
3 Month USD LIBOR + 0.78%, 1.80%, 1/14/2019 (a) (b)	1,200,000	1,208,844
3 Month USD LIBOR + 0.89%, 1.90%, 1/10/2022 (a) (b)	1,500,000	1,511,910
3 Month USD LIBOR + 1.00%, 2.02%, 7/12/2021 (a) (b)	1,560,000	1,579,999
Series REGS, 3 Month USD LIBOR + 1.00%, 2.02%, 7/12/2021 (a)	300,000	303,846
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 1.96%, 12/14/2018 (a)	700,000	703,297
Series MTN, 3 Month USD LIBOR + 0.60%, 1.62%, 1/17/2020 (a)	1,000,000	1,003,190
National City Bank Series BKNT, 3 Month USD LIBOR + 0.37%, 1.47%, 6/7/2017 (a)	1,540,000	1,540,631
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.12%, 1.14%, 10/13/2017 (a) (b)	1,400,000	1,400,840
3 Month USD LIBOR + 0.23%, 1.27%, 2/14/2018 (a) (b)	5,855,000	5,865,188
Nordea Bank AB:
3 Month USD LIBOR + 0.36%, 1.36%, 4/4/2017 (a) (b)	1,850,000	1,850,000
3 Month USD LIBOR + 0.84%, 1.99%, 9/17/2018 (a) (b)	1,180,000	1,188,272
PNC Bank NA:
3 Month USD LIBOR + 0.40%, 1.50%, 12/7/2018 (a)	1,000,000	1,001,310
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.33%, 8/1/2017 (a)	1,010,000	1,010,465
Series MTN, 3 Month USD LIBOR + 0.42%, 1.48%, 6/1/2018 (a)	2,000,000	2,005,980
PNC Financial Services Group Inc. 3 Month USD LIBOR + 0.25%, 1.28%, 8/7/2018 (a) (c)	1,000,000	1,000,720
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.26%, 1.28%, 10/13/2017 (a)	1,790,000	1,791,092

Series GMTN, 3 Month USD LIBOR + 0.24%, 1.38%, 6/16/2017 (a)	670,000	670,241
Series GMTN, 3 Month USD LIBOR + 0.45%, 1.42%, 1/10/2019 (a)	1,320,000	1,323,445
Series GMTN, 3 Month USD LIBOR + 0.38%, 1.48%, 3/2/2020 (a)	2,500,000	2,500,525
Series GMTN, 3 Month USD LIBOR + 0.48%, 1.52%, 7/29/2019 (a)	873,000	875,689
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.58%, 7/30/2018 (a)	1,000,000	1,004,000
Series GMTN, 3 Month USD LIBOR + 0.52%, 1.62%, 3/6/2020 (a) (c)	3,230,000	3,243,695
Series GMTN, 3 Month USD LIBOR + 0.53%, 1.66%, 3/15/2019 (a)	1,900,000	1,907,771
Series GMTN, 3 Month USD LIBOR + 0.71%, 1.73%, 4/15/2019 (a)	1,281,000	1,291,094
Series GMTN, 3 Month USD LIBOR + 0.73%, 1.77%, 2/1/2022 (a)	1,500,000	1,510,005
Santander UK PLC 3 Month USD LIBOR + 1.48%, 2.60%, 3/14/2019 (a)	700,000	711,368
Shinhan Bank 3 Month USD LIBOR + 0.65%, 1.66%, 4/8/2017 (a) (b)	600,000	600,016
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.57%, 1.69%, 9/13/2019 (a) (b)	1,500,000	1,504,155
Societe Generale SA 3 Month USD LIBOR + 1.33%, 2.34%, 4/8/2021 (a) (b)	1,200,000	1,218,192
Standard Chartered PLC:
3 Month USD LIBOR + 0.34%, 1.45%, 9/8/2017 (a) (b)	1,230,000	1,228,979
3 Month USD LIBOR + 1.13%, 2.18%, 8/19/2019 (a) (b)	2,000,000	2,014,000
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.58%, 1.60%, 1/16/2018 (a)	2,900,000	2,906,554
3 Month USD LIBOR + 0.67%, 1.70%, 10/19/2018 (a)	1,250,000	1,252,938
Series 2FRN, 3 Month USD LIBOR + 0.54%, 1.56%, 1/11/2019 (a)	1,200,000	1,200,588
Series GMTN, 3 Month USD LIBOR + 0.32%, 1.34%, 7/11/2017 (a)	1,415,000	1,415,283
Series GMTN, 3 Month USD LIBOR + 0.74%, 1.78%, 7/23/2018 (a)	1,200,000	1,203,996
Series MTN, 3 Month USD LIBOR + 0.94%, 1.96%, 1/18/2019 (a)	1,200,000	1,208,184
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 1.11%, 2.13%, 7/14/2021 (a)	1,550,000	1,568,120
3 Month USD LIBOR + 1.14%, 2.17%, 10/19/2021 (a)	1,750,000	1,769,810
3 Month USD LIBOR + 1.68%, 2.79%, 3/9/2021 (a)	1,800,000	1,857,384
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.51%, 1.61%, 3/6/2019 (a) (b)	1,600,000	1,600,432
3 Month USD LIBOR + 0.91%, 1.93%, 10/18/2019 (a) (b)	1,000,000	1,008,480

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

SunTrust Bank 3 Month USD LIBOR + 0.53%, 1.56%, 1/31/2020 (a)	$800,000	$802,408
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.49%, 1.64%, 6/17/2019 (a)	830,000	831,859
Series BKNT, 3 Month USD LIBOR + 0.49%, 1.59%, 9/6/2019 (a)	1,250,000	1,252,825
Swedbank AB 3 Month USD LIBOR + 0.70%, 1.82%, 3/14/2022 (a) (b) (c)	1,500,000	1,500,480
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.24%, 1.28%, 5/2/2017 (a)	1,570,000	1,570,236
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.59%, 7/2/2019 (a)	1,450,000	1,453,408
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.58%, 7/23/2018 (a)	2,400,000	2,408,088
Series MTN, 3 Month USD LIBOR + 0.42%, 1.46%, 1/18/2019 (a)	3,200,000	3,206,048
Series MTN, 3 Month USD LIBOR + 0.55%, 1.59%, 4/30/2018 (a)	2,485,000	2,494,493
Series MTN, 3 Month USD LIBOR + 0.56%, 1.59%, 11/5/2019 (a)	900,000	904,284
Series MTN, 3 Month USD LIBOR + 0.84%, 1.88%, 1/22/2019 (a)	1,395,000	1,408,253
Series MTN, 3 Month USD LIBOR + 1.00%, 2.01%, 4/7/2021 (a)	900,000	917,082
UBS AG:
3 Month USD LIBOR + 0.56%, 1.62%, 6/1/2017 (a)	2,100,000	2,101,281
Series BKNT, 3 Month USD LIBOR + 0.64%, 1.68%, 8/14/2019 (a)	1,250,000	1,253,675
Series GMTN, 3 Month USD LIBOR + 0.70%, 1.85%, 3/26/2018 (a)	2,666,000	2,676,851
UBS Group Funding Jersey, Ltd.:
3 Month USD LIBOR + 1.53%, 2.56%, 2/1/2022 (a) (b)	2,900,000	2,971,137
3 Month USD LIBOR + 1.44%, 2.60%, 9/24/2020 (a) (b)	750,000	764,535
3 Month USD LIBOR + 1.78%, 2.80%, 4/14/2021 (a) (b)	3,000,000	3,098,940
US Bancorp Series MTN, 3 Month USD LIBOR + 0.49%, 1.53%, 11/15/2018 (a)	1,400,000	1,405,544
US Bank NA:
3 Month USD LIBOR + 0.32%, 1.36%, 1/24/2020 (a)	2,200,000	2,201,188
Series BKNT, 3 Month USD LIBOR + 0.20%, 1.32%, 9/11/2017 (a)	1,450,000	1,450,841
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.33%, 1/26/2018 (a)	1,750,000	1,752,660
Series BKNT, 3 Month USD LIBOR + 0.48%, 1.52%, 10/28/2019 (a)	1,000,000	1,005,040
Series MTN, 3 Month USD LIBOR + 0.45%, 1.50%, 8/23/2017 (a)	2,190,000	2,193,132
Series MTN, 3 Month USD LIBOR + 0.58%, 1.62%, 1/29/2018 (a)	1,450,000	1,453,582
Wachovia Corp. 3 Month USD LIBOR + 0.27%, 1.40%, 6/15/2017 (a)	5,450,000	5,451,526

Wells Fargo & Co.:
3 Month USD LIBOR + 0.46%, 1.50%, 4/22/2019 (a)	1,800,000	1,803,996
3 Month USD LIBOR + 0.40%, 1.52%, 9/14/2018 (a)	810,000	811,304
3 Month USD LIBOR + 0.63%, 1.67%, 4/23/2018 (a)	4,163,000	4,181,359
3 Month USD LIBOR + 0.93%, 1.96%, 2/11/2022 (a)	4,800,000	4,824,624
3 Month USD LIBOR + 1.03%, 2.06%, 7/26/2021 (a)	4,700,000	4,751,371
3 Month USD LIBOR + 1.34%, 2.44%, 3/4/2021 (a)	3,850,000	3,948,483
Series MTN, 3 Month USD LIBOR + 0.30%, 1.36%, 6/2/2017 (a)	2,050,000	2,050,410
Series MTN, 3 Month USD LIBOR + 0.26%, 1.37%, 9/8/2017 (a)	1,853,000	1,854,390
Series MTN, 3 Month USD LIBOR + 0.88%, 1.92%, 7/22/2020 (a)	1,900,000	1,916,739
Series MTN, 3 Month USD LIBOR + 1.01%, 2.11%, 12/7/2020 (a)	1,000,000	1,012,790
Series N, 3 Month USD LIBOR + 0.68%, 1.72%, 1/30/2020 (a)	2,200,000	2,208,734
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.26%, 1.39%, 6/15/2017 (a)	1,200,000	1,198,500
Series BKNT, 3 Month USD LIBOR + 0.55%, 1.65%, 9/7/2017 (a)	1,000,000	1,002,108
Series BKNT, 3 Month USD LIBOR + 0.60%, 1.65%, 5/24/2019 (a)	1,700,000	1,710,268
Series BKNT, 3 Month USD LIBOR + 0.74%, 1.78%, 1/22/2018 (a)	5,250,000	5,274,097
Series MTN, 3 Month USD LIBOR + 0.50%, 1.55%, 11/28/2018 (a)	1,100,000	1,104,686
Series MTN, 3 Month USD LIBOR + 0.65%, 1.75%, 12/6/2019 (a)	2,600,000	2,619,396
Westpac Banking Corp.:
3 Month USD LIBOR + 0.33%, 1.38%, 5/19/2017 (a)	4,500,000	4,501,440
3 Month USD LIBOR + 0.37%, 1.43%, 12/1/2017 (a)	2,099,000	2,102,442
3 Month USD LIBOR + 0.43%, 1.48%, 5/25/2018 (a)	2,325,000	2,330,905
3 Month USD LIBOR + 0.43%, 1.53%, 3/6/2020 (a)	1,800,000	1,800,126
3 Month USD LIBOR + 0.56%, 1.61%, 8/19/2019 (a)	1,500,000	1,505,715
3 Month USD LIBOR + 0.74%, 1.78%, 7/30/2018 (a)	1,140,000	1,147,239
3 Month USD LIBOR + 0.74%, 1.79%, 11/23/2018 (a)	2,635,000	2,654,341
3 Month USD LIBOR + 0.85%, 1.87%, 1/11/2022 (a)	2,800,000	2,817,164
3 Month USD LIBOR + 0.85%, 1.90%, 8/19/2021 (a)	1,000,000	1,006,600

		541,970,479

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

BEVERAGES — 1.1%
Anheuser-Busch InBev Finance, Inc.
3 Month USD LIBOR + 1.26%, 2.29%, 2/1/2021 (a)	$3,030,000	$3,119,173
Anheuser-Busch InBev Worldwide, Inc.
3 Month USD LIBOR + 0.69%, 1.72%, 8/1/2018 (a)	1,000,000	1,006,760
PepsiCo, Inc.:
3 Month USD LIBOR + 0.25%, 1.27%, 7/17/2017 (a)	1,275,000	1,275,676
3 Month USD LIBOR + 0.35%, 1.37%, 10/13/2017 (a)	2,107,000	2,110,287
3 Month USD LIBOR + 0.59%, 1.64%, 2/22/2019 (a)	3,400,000	3,427,846

		10,939,742

BIOTECHNOLOGY — 0.3%
Amgen, Inc. 3 Month USD LIBOR + 0.38%, 1.43%, 5/22/2017 (a)	2,996,000	2,996,869

COMMERCIAL SERVICES — 0.1%
Moody’s Corp. 3 Month USD LIBOR + 0.35%, 1.41%, 9/4/2018 (a)	1,000,000	1,001,710

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. 3 Month USD LIBOR + 1.10%, 2.25%, 6/30/2017 (a)	1,375,000	1,377,118

DIVERSIFIED FINANCIAL SERVICES — 2.1%
American Express Co. 3 Month USD LIBOR + 0.59%, 1.64%, 5/22/2018 (a)	2,150,000	2,157,396
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 1.70%, 3/18/2019 (a)	2,600,000	2,612,818
Series 0000, 3 Month USD LIBOR + 0.30%, 1.46%, 9/22/2017 (a)	800,000	800,576
Series F, 3 Month USD LIBOR + 1.05%, 2.17%, 9/14/2020 (a)	900,000	915,300
Series GMTN, 3 Month USD LIBOR + 0.49%, 1.53%, 8/15/2019 (a)	1,440,000	1,443,730
Series MTN, 3 Month USD LIBOR + 0.27%, 1.37%, 6/5/2017 (a)	1,920,000	1,920,768
Series MTN, 3 Month USD LIBOR + 0.43%, 1.52%, 3/3/2020 (a)	1,900,000	1,902,299
Series MTN, 3 Month USD LIBOR + 0.61%, 1.65%, 7/31/2018 (a)	1,304,000	1,308,825
Series MTN, 3 Month USD LIBOR + 0.73%, 1.78%, 5/26/2020 (a)	1,200,000	1,210,296
Series MTN, 3 Month USD LIBOR + 0.70%, 1.79%, 3/3/2022 (a)	1,300,000	1,303,965
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 1.53%, 1/14/2019 (a)	600,000	603,701
Series GMTN, 3 Month USD LIBOR + 0.62%, 1.63%, 1/9/2020 (a)	470,000	474,855
Series MTN, 3 Month USD LIBOR + 0.27%, 1.30%, 8/7/2018 (a)	1,007,000	1,007,896
Protective Life Global Funding 3 Month USD LIBOR + 0.55%, 1.66%, 6/8/2018 (a) (b)	175,000	175,266

Synchrony Financial 3 Month USD LIBOR + 1.40%, 2.44%, 11/9/2017 (a)	1,990,000	2,000,129
USAA Capital Corp. 3 Month USD LIBOR + 0.23%, 1.27%, 2/1/2019 (a) (b)	1,000,000	999,860

		20,837,680

ELECTRIC — 0.1%
Duke Energy Corp. 3 Month USD LIBOR + 0.38%, 1.38%, 4/3/2017 (a)	1,400,000	1,400,000

FOOD — 0.3%
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61%, 1.65%, 10/28/2019 (a) (b)	2,050,000	2,058,015
Mondelez International, Inc. 3 Month USD LIBOR + 0.52%, 1.55%, 2/1/2019 (a)	600,000	600,852

		2,658,867

HEALTH CARE PRODUCTS — 0.2%
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 1.93%, 3/15/2020 (a)	1,700,000	1,729,444

HEALTH CARE SERVICES — 0.2%
Roche Holdings, Inc.:
3 Month USD LIBOR + 0.09%, 1.24%, 9/29/2017 (a) (b)	1,438,000	1,438,173
3 Month USD LIBOR + 0.34%, 1.49%, 9/30/2019 (a) (b)	900,000	900,351

		2,338,524

HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27%, 1.30%, 11/1/2019 (a)	1,260,000	1,261,777

INSURANCE — 1.7%
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.13%, 1.16%, 8/14/2017 (a)	925,000	925,315
3 Month USD LIBOR + 0.25%, 1.27%, 1/11/2019 (a)	3,062,000	3,068,828
3 Month USD LIBOR + 0.30%, 1.32%, 1/12/2018 (a)	1,750,000	1,753,693
3 Month USD LIBOR + 0.32%, 1.34%, 1/10/2020 (a)	1,000,000	1,003,700
3 Month USD LIBOR + 0.55%, 1.65%, 3/7/2018 (a)	3,100,000	3,116,616
3 Month USD LIBOR + 0.69%, 1.82%, 3/15/2019 (a)	1,500,000	1,517,505
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.34%, 1.46%, 9/14/2018 (a) (b)	600,000	601,242
3 Month USD LIBOR + 0.43%, 1.58%, 12/19/2018 (a) (b)	1,700,000	1,704,641
New York Life Global Funding:
3 Month USD LIBOR + 0.18%, 1.20%, 7/6/2018 (a) (b)	200,000	200,180

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.40%, 1.41%, 4/6/2018 (a) (b)	$700,000	$702,191
Principal Life Global Funding II 3 Month USD LIBOR + 0.50%, 1.56%, 12/1/2017 (a) (b)	1,520,000	1,524,590
Prudential Financial, Inc. Series MTN, 3 Month USD LIBOR + 0.78%, 1.82%, 8/15/2018 (a)	1,000,000	1,005,780

		17,124,281

INTERNET — 0.4%
Alibaba Group Holding, Ltd. 3 Month USD LIBOR + 0.52%, 1.57%, 11/28/2017 (a)	600,000	599,526
eBay, Inc.:
3 Month USD LIBOR + 0.20%, 1.24%, 7/28/2017 (a)	1,550,000	1,550,248
3 Month USD LIBOR + 0.48%, 1.51%, 8/1/2019 (a) (c)	1,750,000	1,750,665

		3,900,439

IT SERVICES — 3.3%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 1.10%, 5/5/2017 (a)	2,685,000	2,685,376
3 Month USD LIBOR + 0.08%, 1.12%, 2/8/2019 (a)	1,500,000	1,500,555
3 Month USD LIBOR + 0.14%, 1.17%, 8/2/2019 (a)	1,300,000	1,300,611
3 Month USD LIBOR + 0.20%, 1.24%, 2/7/2020 (a)	1,725,000	1,727,242
3 Month USD LIBOR + 0.25%, 1.29%, 5/3/2018 (a)	6,149,000	6,167,939
3 Month USD LIBOR + 0.25%, 1.29%, 2/7/2020 (a)	500,000	501,240
3 Month USD LIBOR + 0.30%, 1.33%, 5/6/2019 (a)	3,324,000	3,340,288
3 Month USD LIBOR + 0.30%, 1.33%, 5/6/2020 (a)	600,000	602,208
3 Month USD LIBOR + 0.50%, 1.54%, 2/9/2022 (a)	3,000,000	3,022,710
3 Month USD LIBOR + 0.82%, 1.87%, 2/22/2019 (a)	1,500,000	1,522,530
3 Month USD LIBOR + 1.13%, 2.18%, 2/23/2021 (a)	3,582,000	3,693,472
Hewlett Packard Enterprise Co.
3 Month USD LIBOR + 1.74%, 2.89%, 10/5/2017 (a)	755,000	759,235
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.22%, 2/6/2018 (a)	1,270,000	1,271,359
3 Month USD LIBOR + 0.23%, 1.27%, 1/27/2020 (a)	2,950,000	2,964,101
3 Month USD LIBOR + 0.37%, 1.40%, 2/12/2019 (a)	2,300,000	2,310,557
3 Month USD LIBOR + 0.58%, 1.61%, 11/6/2021 (a)	200,000	201,928

		33,571,351

MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.17%, 1.28%, 6/9/2017 (a)	600,000	599,988
Series GMTN, 3 Month USD LIBOR + 0.70%, 1.75%, 2/23/2018 (a)	3,050,000	3,063,572
Series MTN, 3 Month USD LIBOR + 0.51%, 1.53%, 1/10/2020 (a)	1,000,000	1,003,260

		4,666,820

MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp.:
Series MTN, 3 Month USD LIBOR + 0.30%, 1.43%, 3/13/2020 (a)	1,500,000	1,500,450
Series MTN, 3 Month USD LIBOR + 0.45%, 1.47%, 7/11/2017 (a)	800,000	800,776

		2,301,226

MEDIA — 0.7%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.69%, 1.71%, 4/15/2018 (a) (b)	2,279,000	2,291,762
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 1.33%, 1/8/2019 (a)	1,400,000	1,405,656
Series MTN, 3 Month USD LIBOR + 0.13%, 1.23%, 3/4/2020 (a)	1,900,000	1,900,722
Series MTN, 3 Month USD LIBOR + 0.39%, 1.49%, 3/4/2022 (a)	1,870,000	1,876,732

		7,474,872

MINING — 0.1%
Glencore Funding LLC 3 Month USD LIBOR + 1.36%, 2.38%, 1/15/2019 (a) (b)	900,000	908,397

MISCELLANEOUS MANUFACTURER — 0.5%
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.28%, 1.33%, 5/25/2018 (a) (b)	1,700,000	1,700,714
3 Month USD LIBOR + 0.32%, 1.44%, 9/13/2019 (a) (b)	900,000	899,586
3 Month USD LIBOR + 0.34%, 1.48%, 3/16/2020 (a) (b)	1,400,000	1,400,812
3 Month USD LIBOR + 0.61%, 1.75%, 3/16/2022 (a) (b)	1,400,000	1,404,550

		5,405,662

OIL & GAS — 4.6%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.35%, 1.39%, 8/14/2018 (a)	1,500,000	1,502,550
3 Month USD LIBOR + 0.63%, 1.78%, 9/26/2018 (a)	1,945,000	1,956,086
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 1.18%, 2/28/2019 (a)	1,600,000	1,600,208
3 Month USD LIBOR + 0.17%, 1.21%, 11/15/2017 (a)	2,286,000	2,288,240

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.17%, 1.23%, 3/2/2018 (a)	$1,157,000	$1,157,821
3 Month USD LIBOR + 0.21%, 1.30%, 3/3/2020 (a)	2,000,000	2,001,460
3 Month USD LIBOR + 0.36%, 1.40%, 11/9/2017 (a)	1,758,000	1,761,428
3 Month USD LIBOR + 0.41%, 1.45%, 11/15/2019 (a)	839,000	843,766
3 Month USD LIBOR + 0.50%, 1.54%, 5/16/2018 (a)	2,610,000	2,622,685
3 Month USD LIBOR + 0.48%, 1.57%, 3/3/2022 (a)	1,800,000	1,804,752
CNPC General Capital, Ltd.
3 Month USD LIBOR + 0.90%, 1.94%, 5/14/2017 (a) (b)	955,000	955,294
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.05%, 1.11%, 3/1/2018 (a)	1,200,000	1,200,348
3 Month USD LIBOR + 0.15%, 1.28%, 3/15/2019 (a)	1,200,000	1,201,608
3 Month USD LIBOR + 0.60%, 1.65%, 2/28/2018 (a)	2,650,000	2,663,435
Petroleos Mexicanos 3 Month USD LIBOR + 2.02%, 3.04%, 7/18/2018 (a)	3,150,000	3,196,998
Shell International Finance B.V.:
3 Month USD LIBOR + 0.32%, 1.35%, 5/10/2017 (a)	2,730,000	2,730,874
3 Month USD LIBOR + 0.35%, 1.47%, 9/12/2019 (a)	1,459,000	1,464,661
3 Month USD LIBOR + 0.45%, 1.48%, 5/11/2020 (a)	2,000,000	2,011,460
3 Month USD LIBOR + 0.58%, 1.61%, 11/10/2018 (a)	1,800,000	1,812,852
Sinopec Group Overseas Development 2014, Ltd.:
3 Month USD LIBOR + 0.78%, 1.79%, 4/10/2017 (a) (b)	2,920,000	2,920,085
3 Month USD LIBOR + 0.92%, 1.93%, 4/10/2019 (a) (b)	600,000	602,049
Series REGS, 3 Month USD LIBOR + 0.78%, 1.79%, 4/10/2017 (a) (e)	400,000	400,004
Statoil ASA:
3 Month USD LIBOR + 0.20%, 1.24%, 11/9/2017 (a)	1,600,000	1,600,864
3 Month USD LIBOR + 0.29%, 1.33%, 5/15/2018 (a)	2,944,000	2,948,151
3 Month USD LIBOR + 0.46%, 1.50%, 11/8/2018 (a)	1,858,000	1,867,290
Total Capital International SA 3 Month USD LIBOR + 0.57%, 1.60%, 8/10/2018 (a)	1,300,000	1,306,123

		46,421,092

PHARMACEUTICALS — 1.5%
Actavis Funding SCS:
3 Month USD LIBOR + 1.08%, 2.20%, 3/12/2018 (a)	1,300,000	1,308,229
3 Month USD LIBOR + 1.26%, 2.38%, 3/12/2020 (a)	1,600,000	1,635,200

AstraZeneca PLC 3 Month USD LIBOR + 0.53%, 1.57%, 11/16/2018 (a)	1,278,000	1,284,441
Baxalta, Inc. 3 Month USD LIBOR + 0.78%, 1.94%, 6/22/2018 (a)	787,000	787,803
Bayer US Finance LLC 3 Month USD LIBOR + 0.28%, 1.29%, 10/6/2017 (a) (b)	1,400,000	1,399,006
Johnson & Johnson 3 Month USD LIBOR + 0.27%, 1.33%, 3/1/2019 (a)	737,000	738,850
Merck & Co., Inc.:
3 Month USD LIBOR + 0.38%, 1.41%, 2/10/2020 (a)	1,950,000	1,963,494
3 Month USD LIBOR + 0.36%, 1.41%, 5/18/2018 (a)	3,050,000	3,059,760
Pfizer, Inc.:
3 Month USD LIBOR + 0.15%, 1.19%, 5/15/2017 (a)	1,350,000	1,350,256
3 Month USD LIBOR + 0.30%, 1.43%, 6/15/2018 (a)	1,478,000	1,481,370

		15,008,409

PIPELINES — 0.2%
Enbridge, Inc. 3 Month USD LIBOR + 0.45%, 1.51%, 6/2/2017 (a)	2,350,000	2,350,353

RETAIL — 0.3%
Home Depot, Inc.
3 Month USD LIBOR + 0.37%, 1.50%, 9/15/2017 (a)	1,375,000	1,377,420
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.24%, 1.26%, 4/15/2019 (a)	1,500,000	1,502,718
3 Month USD LIBOR + 0.42%, 1.53%, 9/10/2019 (a)	200,000	201,048

		3,081,186

SOFTWARE — 0.6%
Oracle Corp.:
3 Month USD LIBOR + 0.20%, 1.21%, 7/7/2017 (a)	2,985,000	2,986,283
3 Month USD LIBOR + 0.51%, 1.52%, 10/8/2019 (a)	1,606,000	1,620,759
3 Month USD LIBOR + 0.58%, 1.60%, 1/15/2019 (a)	1,660,000	1,672,965

		6,280,007

TELECOMMUNICATIONS — 3.1%
AT&T, Inc.:
3 Month USD LIBOR + 0.67%, 1.79%, 3/11/2019 (a)	1,400,000	1,403,780
3 Month USD LIBOR + 0.91%, 1.96%, 11/27/2018 (a)	1,166,000	1,176,168
3 Month USD LIBOR + 0.93%, 2.08%, 6/30/2020 (a)	2,205,000	2,232,651
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.44%, 6/15/2018 (a)	1,840,000	1,846,514
3 Month USD LIBOR + 0.34%, 1.49%, 9/20/2019 (a)	1,900,000	1,909,785

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.50%, 1.56%, 3/1/2019 (a)	$1,152,000	$1,160,087
3 Month USD LIBOR + 0.60%, 1.65%, 2/21/2018 (a)	3,095,000	3,110,537
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 1.61%, 1/17/2020 (a) (b)	1,150,000	1,150,471
Telefonica Emisiones SAU 3 Month USD LIBOR + 0.65%, 1.81%, 6/23/2017 (a)	1,350,000	1,351,377
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 1.41%, 8/15/2019 (a)	2,745,000	2,738,137
3 Month USD LIBOR + 0.40%, 1.51%, 6/9/2017 (a)	3,425,000	3,426,610
3 Month USD LIBOR + 0.77%, 1.92%, 6/17/2019 (a)	1,950,000	1,963,825
3 Month USD LIBOR + 1.00%, 2.14%, 3/16/2022 (a)	2,500,000	2,521,650
3 Month USD LIBOR + 1.75%, 2.87%, 9/14/2018 (a)	5,793,000	5,916,738

		31,908,330

TOTAL CORPORATE BONDS & NOTES
(Cost $826,443,061)		829,607,035

FOREIGN GOVERNMENT OBLIGATIONS — 16.3%
African Development Bank:
Series GDIF, 1 Month USD LIBOR + 0.28%, 1.26%, 8/2/2017 (a)	1,800,000	1,801,188
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.07%, 8/1/2018 (a)	1,570,000	1,570,361
Series GDIF, 3 Month USD LIBOR + 0.19%, 1.32%, 6/15/2020 (a)	1,800,000	1,807,326
Asian Development Bank:
3 Month USD LIBOR, 1.15%, 6/25/2019 (a)	900,000	899,343
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.02%, 7/10/2019 (a)	2,300,000	2,299,218
Series GMTN, 3 Month USD LIBOR + 0.02%, 1.07%, 2/28/2018 (a)	2,200,000	2,200,176
Series GMTN, 3 Month USD LIBOR + 0.05%, 1.08%, 10/19/2017 (a)	2,000,000	2,000,500
Series GMTN, 3 Month USD LIBOR + 0.15%, 1.19%, 2/8/2018 (a)	2,030,000	2,032,477
Series GMTN, 3 Month USD LIBOR + 0.19%, 1.33%, 6/16/2021 (a)	3,500,000	3,516,940
Series GMTN, 3 Month USD LIBOR + 0.32%, 1.37%, 2/26/2020 (a)	4,993,000	5,031,895
Caisse d’Amortissement de la Dette Sociale 3 Month USD LIBOR + 0.38%, 1.51%, 3/15/2018 (a) (b)	2,000,000	2,003,560
Corp. Andina de Fomento 3 Month USD LIBOR + 0.55%, 1.59%, 1/29/2018 (a)	2,400,000	2,404,896
Dexia Credit Local SA:
3 Month USD LIBOR + 0.20%, 1.30%, 6/5/2018 (a) (b)	1,000,000	997,550

3 Month USD LIBOR + 0.50%, 1.54%, 2/15/2019 (a) (b)	3,000,000	2,996,400
3 Month USD LIBOR + 0.60%, 1.76%, 3/23/2018 (a) (b)	2,000,000	2,003,760
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR, 1.16%, 3/23/2020 (a)	2,000,000	1,997,880
Series GMTN, 3 Month USD LIBOR + 0.11%, 1.12%, 1/10/2020 (a) (c)	1,200,000	1,199,424
European Investment Bank 3 Month USD LIBOR + 0.07%, 1.08%, 10/9/2018 (a) (b)	2,900,000	2,902,378
Export Development Canada:
3 Month USD LIBOR + 0.01%, 1.04%, 8/13/2019 (a) (b)	1,750,000	1,748,495
3 Month USD LIBOR + 0.05%, 1.07%, 10/16/2017 (a) (b)	1,500,000	1,500,405
3 Month USD LIBOR + 0.05%, 1.07%, 1/17/2018 (a) (b)	1,500,000	1,500,435
3 Month USD LIBOR + 0.13%, 1.18%, 11/23/2020 (a) (b)	2,000,000	2,004,840
3 Month USD LIBOR + 0.32%, 1.38%, 3/2/2020 (a) (b)	800,000	804,608
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 1.50%, 10/21/2019 (a)	2,400,000	2,397,480
3 Month USD LIBOR + 0.60%, 1.63%, 5/12/2017 (a) (b)	2,250,000	2,251,080
3 Month USD LIBOR + 0.63%, 1.66%, 8/14/2017 (a) (b)	200,000	200,196
3 Month USD LIBOR + 0.70%, 1.75%, 5/26/2019 (a)	1,000,000	1,004,000
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.91%, 1/25/2022 (a)	1,700,000	1,709,622
Inter-American Development Bank:
1 Month USD LIBOR + 0.04%, 1.02%, 11/26/2018 (a)	3,350,000	3,347,052
3 Month USD LIBOR + 0.01%, 1.03%, 7/15/2020 (a)	2,500,000	2,496,775
3 Month USD LIBOR + 0.04%, 1.06%, 1/15/2019 (a)	600,000	600,148
3 Month USD LIBOR + 0.20%, 1.22%, 7/15/2021 (a)	1,300,000	1,306,279
3 Month USD LIBOR + 0.22%, 1.24%, 10/15/2020 (a)	2,600,000	2,614,118
3 Month USD LIBOR + 0.32%, 1.34%, 4/15/2020 (a)	3,000,000	3,024,810
Series GDIF, 3 Month USD LIBOR, 1.02%, 1/15/2022 (a)	1,500,000	1,489,395
Series GMTN, 1 Month USD LIBOR + 0.01%, 0.92%, 10/15/2017 (a)	4,200,000	4,198,530
Series GMTN, 1 Month USD LIBOR + 0.02%, 0.90%, 6/12/2017 (a)	1,950,000	1,949,747
Series GMTN, 3 Month USD LIBOR, 1.02%, 10/15/2019 (a)	2,800,000	2,799,328
Series GMTN, 3 Month USD LIBOR + 0.03%, 1.15%, 9/12/2018 (a)	3,050,000	3,050,396

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 3 Month USD LIBOR + 0.06%, 1.08%, 1/16/2018 (a)	$2,740,000	$2,741,178
Series GMTN, 3 Month USD LIBOR - 0.01%, 1.14%, 6/20/2018 (a)	1,352,000	1,351,811
International Bank for Reconstruction & Development:
3 Month USD LIBOR + 0.14%, 1.28%, 12/16/2017 (a)	3,700,000	3,704,366
Series GDIF, 3 Month USD LIBOR, 1.15%, 12/17/2018 (a)	3,100,000	3,098,016
Series GDIF, 3 Month USD LIBOR, 1.15%, 9/30/2017 (a)	4,500,000	4,500,585
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.12%, 10/13/2020 (a)	3,500,000	3,507,140
Series GDIF, 3 Month USD LIBOR + 0.28%, 1.31%, 2/11/2021 (a)	4,000,000	4,032,320
International Finance Corp.:
1 Month USD LIBOR + 0.02%, 1.00%, 2/2/2018 (a)	1,900,000	1,897,549
3 Month USD LIBOR + 0.06%, 1.07%, 1/9/2019 (a)	3,700,000	3,703,367
3 Month USD LIBOR + 0.18%, 1.31%, 12/15/2021 (a)	1,000,000	1,003,540
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.14%, 12/15/2020 (a)	5,600,000	5,576,872
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.57%, 1.62%, 2/24/2020 (a)	1,700,000	1,702,397
Series DTC, 3 Month USD LIBOR + 0.36%, 1.39%, 11/13/2018 (a)	1,070,000	1,069,112
KFW 3 Month USD LIBOR + 0.16%, 1.31%, 12/29/2017 (a)	5,447,000	5,454,408
Kommunalbanken A/S:
3 Month USD LIBOR + 0.07%, 1.22%, 3/17/2020 (a) (b)	3,770,000	3,765,966
3 Month USD LIBOR + 0.12%, 1.16%, 5/2/2017 (a) (b)	2,950,000	2,950,413
3 Month USD LIBOR + 0.13%, 1.24%, 9/8/2021 (a) (b)	800,000	797,176
3 Month USD LIBOR + 0.18%, 1.23%, 2/20/2018 (a) (b)	3,424,000	3,427,184
3 Month USD LIBOR + 0.33%, 1.47%, 6/16/2020 (a) (b)	1,200,000	1,207,812
Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 1.08%, 5/28/2019 (a) (b)	1,000,000	996,470
3 Month USD LIBOR + 0.03%, 1.12%, 12/3/2018 (a) (b)	750,000	749,205
3 Month USD LIBOR + 0.14%, 1.18%, 8/17/2018 (a) (b)	800,000	800,568
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 1.50%, 2/27/2020 (a)	1,000,000	999,870
3 Month USD LIBOR + 0.71%, 1.76%, 2/27/2022 (a)	1,200,000	1,199,640
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 1.75%, 3/27/2020 (a) (b)	1,500,000	1,501,410

Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 1.34%, 6/3/2021 (a) (b)	2,000,000	2,001,080
3 Month USD LIBOR + 0.35%, 1.40%, 2/19/2021 (a) (b)	1,550,000	1,561,579
Municipality Finance PLC 3 Month USD LIBOR + 0.17%, 1.28%, 2/7/2020 (a) (b)	1,000,000	1,000,140
Nordic Investment Bank 3 Month USD LIBOR + 0.05%, 1.09%, 4/25/2018 (a)	1,100,000	1,100,132
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.18%, 1.21%, 8/10/2017 (a)	1,600,000	1,600,432
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.23%, 1.33%, 9/4/2018 (a)	3,350,000	3,354,857
Series MTN, 3 Month USD LIBOR + 0.28%, 1.32%, 7/21/2019 (a)	1,860,000	1,860,409
Svensk Exportkredit AB:
3 Month USD LIBOR + 0.10%, 1.25%, 10/4/2018 (a)	3,250,000	3,253,315
Series GMTN, 3 Month USD LIBOR + 0.18%, 1.21%, 11/10/2017 (a)	1,100,000	1,100,594
Series GMTN, 3 Month USD LIBOR + 0.33%, 1.35%, 1/14/2019 (a)	1,100,000	1,105,522
Series MTN, 3 Month USD LIBOR + 0.09%, 1.24%, 9/28/2017 (a)	2,020,000	2,019,859
Series MTN, 3 Month USD LIBOR + 0.18%, 1.30%, 6/12/2017 (a)	2,035,000	2,035,814

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $165,197,626)		165,395,119

	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g)	13,092,771	13,092,771
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	2,994,630	2,994,630

TOTAL SHORT-TERM INVESTMENTS (Cost $16,087,401)		16,087,401

TOTAL INVESTMENTS — 99.9% (Cost $1,007,728,088)		1,011,089,555
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		739,542

NET ASSETS — 100.0%		$1,011,829,097

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.8% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $400,004, representing less than 0.05% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.
(h)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$1,710,251	$—	$1,710,251
Agriculture	—	3,639,633	—	3,639,633
Auto Manufacturers	—	55,342,516	—	55,342,516
Banks	—	541,970,479	—	541,970,479
Beverages	—	10,939,742	—	10,939,742
Biotechnology	—	2,996,869	—	2,996,869
Commercial Services	—	1,001,710	—	1,001,710
Construction Materials	—	1,377,118	—	1,377,118
Diversified Financial Services	—	20,837,680	—	20,837,680
Electric	—	1,400,000	—	1,400,000
Food	—	2,658,867	—	2,658,867
Health Care Products	—	1,729,444	—	1,729,444
Health Care Services	—	2,338,524	—	2,338,524
Household Products	—	1,261,777	—	1,261,777
Insurance	—	17,124,281	—	17,124,281
Internet	—	3,900,439	—	3,900,439
IT Services	—	33,571,351	—	33,571,351
Machinery, Construction & Mining	—	4,666,820	—	4,666,820
Machinery-Diversified	—	2,301,226	—	2,301,226
Media	—	7,474,872	—	7,474,872
Mining	—	908,397	—	908,397
Miscellaneous Manufacturer	—	5,405,662	—	5,405,662
Oil & Gas	—	46,421,092	—	46,421,092
Pharmaceuticals	—	15,008,409	—	15,008,409
Pipelines	—	2,350,353	—	2,350,353
Retail	—	3,081,186	—	3,081,186
Software	—	6,280,007	—	6,280,007
Telecommunications	—	31,908,330	—	31,908,330
Foreign Government Obligations	—	165,395,119	—	165,395,119
Short-Term Investments	16,087,401	—	—	16,087,401

TOTAL INVESTMENTS	$16,087,401	$995,002,154	$—	$1,011,089,555

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,863,091	$12,863,091	36,467,630	49,330,721	—	$—	$14,676
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	128,768,526	115,675,755	13,092,771	13,092,771	26,603
State Street Navigator Securities Lending Government Money Market Portfolio*	7,168,993	7,168,993	37,269,142	41,443,505	2,994,630	2,994,630	7,503

TOTAL		$20,032,084				$16,087,401	$48,782

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.3%
Lamar Media Corp. Series WI, 5.75%, 2/1/2026	$75,000	$80,297
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	27,281
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,499

		133,077

AEROSPACE & DEFENSE — 0.9%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	54,425
Harris Corp. 3.83%, 4/27/2025	20,000	20,360
L-3 Technologies, Inc.:
4.75%, 7/15/2020	25,000	26,726
5.20%, 10/15/2019	25,000	26,790
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	50,345
3.55%, 1/15/2026	20,000	20,327
4.70%, 5/15/2046	50,000	54,158
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	25,565
4.75%, 6/1/2043	25,000	26,934
Textron, Inc. 4.00%, 3/15/2026	25,000	25,466
United Technologies Corp. 1.78%, 5/4/2018 (b)	50,000	49,986

		381,082

AGRICULTURE — 0.2%
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	25,000	28,344
Reynolds American, Inc. 5.85%, 8/15/2045	25,000	29,360
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	15,000	15,320

		73,024

AIRLINES — 0.2%
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	20,319
3.00%, 11/15/2026	20,000	18,881
United Continental Holdings, Inc. 5.00%, 2/1/2024	50,000	49,812

		89,012

APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	61,000	60,390

AUTO MANUFACTURERS — 2.3%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (c)	200,000	205,460
Ford Motor Co. 7.45%, 7/16/2031	50,000	63,066
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	202,142
3.81%, 1/9/2024	200,000	200,638
General Motors Co. 6.75%, 4/1/2046	25,000	29,307
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	25,000	25,113
4.00%, 10/6/2026	50,000	49,276
4.20%, 3/1/2021	50,000	52,272
4.38%, 9/25/2021	25,000	26,289
4.75%, 8/15/2017	50,000	50,543
5.25%, 3/1/2026	50,000	53,721

Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (c)	75,000	78,094

		1,035,921

AUTO PARTS & EQUIPMENT — 1.1%
American Axle & Manufacturing, Inc. 6.25%, 3/15/2021 (c)	50,000	51,437
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,690
Dana, Inc.:
5.38%, 9/15/2021	50,000	51,812
5.50%, 12/15/2024	25,000	25,313
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	52,196
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	46,071
5.13%, 11/15/2023	25,000	26,062
Lear Corp. 5.25%, 1/15/2025	10,000	10,550
Tenneco, Inc. 5.00%, 7/15/2026	55,000	53,866
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	155,250

		483,247

BANKS — 5.4%
Bank of America Corp.:
Series MTN, 4.20%, 8/26/2024	100,000	101,832
Series MTN, 4.25%, 10/22/2026	75,000	76,157
Series MTN, 4.45%, 3/3/2026	30,000	30,766
Barclays PLC:
4.38%, 1/12/2026	200,000	202,670
4.95%, 1/10/2047	30,000	29,967
BPCE SA 4.50%, 3/15/2025 (a)	25,000	24,594
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	50,850
CIT Group, Inc.:
4.25%, 8/15/2017	100,000	100,500
5.00%, 8/15/2022	75,000	78,420
5.25%, 3/15/2018	100,000	102,750
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	20,145
4.60%, 3/9/2026	70,000	71,885
5.30%, 5/6/2044	25,000	26,772
5.50%, 9/13/2025	25,000	27,332
6.13%, 8/25/2036	50,000	58,313
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	51,534
Credit Suisse AG 5.40%, 1/14/2020	50,000	53,649
Deutsche Bank AG 3.70%, 5/30/2024	125,000	122,866
Discover Bank 2.00%, 2/21/2018	25,000	25,021
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	141,000	168,167
6.75%, 10/1/2037	25,000	30,848
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	38,983
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	193,100
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	54,565
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	83,374
Morgan Stanley:
3.95%, 4/23/2027	50,000	49,519
4.88%, 11/1/2022	50,000	54,062
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,076

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	$100,000	$105,658
6.13%, 12/15/2022	100,000	105,770
Santander Holdings USA, Inc. 3.70%, 3/28/2022 (a)	60,000	60,207
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	50,212
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	50,988
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	54,410

		2,386,962

BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	68,000	69,211
4.90%, 2/1/2046	250,000	270,181
Coca-Cola European Partners US LLC 3.25%, 8/19/2021	10,000	10,193
Constellation Brands, Inc.:
3.88%, 11/15/2019	50,000	52,039
6.00%, 5/1/2022	50,000	56,741
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	20,000	19,897
2.70%, 11/15/2022	20,000	19,806
6.82%, 5/1/2018	12,000	12,660
Molson Coors Brewing Co.:
1.45%, 7/15/2019	20,000	19,741
4.20%, 7/15/2046	40,000	37,457
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	28,798

		596,724

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 5/22/2019	25,000	25,165
3.63%, 5/15/2022	50,000	51,970
5.15%, 11/15/2041	101,000	108,116
6.40%, 2/1/2039	100,000	123,075
Celgene Corp.:
3.25%, 8/15/2022	50,000	50,834
3.88%, 8/15/2025	50,000	51,105
4.63%, 5/15/2044	25,000	24,795

		435,060

CHEMICALS — 2.3%
Agrium, Inc. 4.90%, 6/1/2043	25,000	25,975
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,990
Ashland LLC:
3.88%, 4/15/2018	50,000	50,750
4.75%, 8/15/2022	25,000	25,797
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	25,000	30,000
10.00%, 10/15/2025	25,000	30,220
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	52,953
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,547
4.95%, 6/1/2043	25,000	21,188
5.15%, 3/15/2034	50,000	46,750
7.13%, 5/1/2020	100,000	108,740
Dow Chemical Co.:
3.50%, 10/1/2024	50,000	50,821

4.25%, 11/15/2020	25,000	26,516
4.38%, 11/15/2042	25,000	24,573
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,684
3.60%, 8/15/2022	25,000	25,812
HB Fuller Co. 4.00%, 2/15/2027	25,000	25,131
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	27,030
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	23,430
Monsanto Co. 2.20%, 7/15/2022	10,000	9,573
Mosaic Co. 5.63%, 11/15/2043	25,000	25,741
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	51,125
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	34,770
RPM International, Inc. 3.45%, 11/15/2022	10,000	10,128
Valspar Corp. 4.40%, 2/1/2045	25,000	23,191
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	28,504
3.60%, 8/15/2026 (a)	25,000	24,483
4.63%, 2/15/2021 (a)	25,000	25,961
5.00%, 8/15/2046 (a)	25,000	25,671
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	52,375

		1,007,429

COMMERCIAL SERVICES — 1.2%
ADT Corp.:
3.50%, 7/15/2022	75,000	71,625
4.88%, 7/15/2032 (a)	75,000	59,812
Block Financial LLC 4.13%, 10/1/2020	15,000	15,355
Ecolab, Inc. 2.25%, 1/12/2020	10,000	10,049
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	25,003
7.00%, 10/15/2037 (a)	50,000	63,195
Moody’s Corp.:
2.75%, 7/15/2019	50,000	50,651
4.88%, 2/15/2024	20,000	21,825
S&P Global, Inc. 2.95%, 1/22/2027 (a)	100,000	94,341
Service Corp. International/US 5.38%, 1/15/2022	25,000	25,813
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,345
United Rentals North America, Inc. 4.63%, 7/15/2023	50,000	51,500
Western Union Co. 2.88%, 12/10/2017	50,000	50,377

		549,891

CONSTRUCTION MATERIALS — 1.0%
Johnson Controls International PLC 4.63%, 7/2/2044 (b)	25,000	25,650
Lafarge SA 7.13%, 7/15/2036	25,000	31,315
Lennox International, Inc. 3.00%, 11/15/2023	50,000	49,141
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,188
Masco Corp.:
4.38%, 4/1/2026	25,000	25,969
5.95%, 3/15/2022	50,000	56,062
6.50%, 8/15/2032	25,000	29,505

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Owens Corning:
3.40%, 8/15/2026	$30,000	$29,052
4.20%, 12/15/2022	50,000	52,299
Standard Industries, Inc. 5.38%, 11/15/2024 (a)	50,000	50,720
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	58,546

		433,447

DISTRIBUTION & WHOLESALE — 0.2%
Ingram Micro, Inc. 5.00%, 8/10/2022	50,000	49,292
Rexel SA 5.25%, 6/15/2020 (a)	33,000	33,990

		83,282

DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.75%, 5/15/2019	30,000	30,792
4.50%, 5/15/2021	40,000	41,909
Air Lease Corp.:
2.13%, 1/15/2020	100,000	99,245
3.00%, 9/15/2023	10,000	9,736
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,500
6.25%, 12/1/2019	60,000	64,500
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	50,375
3.25%, 11/5/2018	148,000	148,932
3.50%, 1/27/2019	5,000	5,038
3.60%, 5/21/2018	100,000	101,130
5.75%, 11/20/2025	25,000	25,595
6.25%, 12/1/2017	50,000	51,140
8.00%, 11/1/2031	150,000	178,875
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,000
Discover Financial Services:
3.95%, 11/6/2024	50,000	50,077
4.10%, 2/9/2027	75,000	75,025
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	52,377
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	76,359
6.00%, 8/1/2020	50,000	51,625
International Lease Finance Corp.:
4.63%, 4/15/2021	50,000	52,615
5.88%, 4/1/2019	50,000	53,387
5.88%, 8/15/2022	25,000	27,847
8.88%, 9/1/2017	14,000	14,407
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	21,238
Jefferies Group LLC:
5.13%, 4/13/2018	10,000	10,313
6.50%, 1/20/2043	25,000	27,119
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	50,500
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	52,457
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	55,708
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,973
5.25%, 1/16/2018	25,000	25,649

Navient Corp.:
6.63%, 7/26/2021	35,000	36,050
Series MTN, 6.13%, 3/25/2024	75,000	71,438
Series MTN, 7.25%, 1/25/2022	10,000	10,325
Series MTN, 8.00%, 3/25/2020	200,000	216,260
Series MTN, 8.45%, 6/15/2018	50,000	53,250
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	25,625
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	55,597
Synchrony Financial:
3.75%, 8/15/2021	15,000	15,455
4.25%, 8/15/2024	25,000	25,606

		2,070,049

ELECTRIC — 3.6%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	50,000	62,141
AES Corp.:
5.50%, 3/15/2024	50,000	50,815
7.38%, 7/1/2021	50,000	56,625
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (a)	10,000	9,887
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	25,004
8.75%, 6/15/2019	20,000	22,837
Dominion Resources, Inc.:
1.90%, 6/15/2018	10,000	9,993
4.10%, 4/1/2021 (b)	80,000	83,441
DPL, Inc. 7.25%, 10/15/2021	50,000	53,250
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,664
Series B, 3.30%, 6/15/2022	20,000	20,307
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,097
3.75%, 4/15/2024	25,000	25,714
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	51,350
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	56,986
Eversource Energy 1.45%, 5/1/2018	50,000	49,816
Exelon Corp. 3.50%, 6/1/2022 (d)	100,000	100,923
Exelon Generation Co. LLC 5.60%, 6/15/2042	50,000	47,687
FirstEnergy Corp.: Series A, 2.75%, 3/15/2018	50,000	50,156
Series B, 4.25%, 3/15/2023	75,000	77,276
FirstEnergy Transmission LLC:
4.35%, 1/15/2025 (a)	50,000	51,960
5.45%, 7/15/2044 (a)	25,000	27,308
Great Plains Energy, Inc. 5.29%, 6/15/2022 (b)	25,000	27,330
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	25,156
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	26,395
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	50,013
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	50,815
NV Energy, Inc. 6.25%, 11/15/2020	25,000	28,078

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

PPL Capital Funding, Inc. 4.20%, 6/15/2022	$40,000	$42,095
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	34,814
PSEG Power LLC:
2.45%, 11/15/2018	75,000	75,463
3.00%, 6/15/2021	15,000	15,118
Public Service Co. of New Mexico 3.85%, 8/1/2025	35,000	35,626
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,788
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,661
Southern Power Co. 5.25%, 7/15/2043	25,000	25,686
Talen Energy Supply LLC 6.50%, 6/1/2025 (c)	100,000	84,630
Toledo Edison Co. 6.15%, 5/15/2037	50,000	60,260

		1,607,165

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	52,065
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	25,563

		77,628

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,961
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,642
Arrow Electronics, Inc. 3.50%, 4/1/2022	25,000	25,199
Avnet, Inc. 4.63%, 4/15/2026	25,000	25,319
Corning, Inc. 6.63%, 5/15/2019	30,000	32,779
Flex, Ltd. 5.00%, 2/15/2023	50,000	53,414
Fortive Corp. 3.15%, 6/15/2026 (a)	20,000	19,766
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	51,500

		284,580

ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	50,625

ENGINEERING & CONSTRUCTION — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,687
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,858

		50,545

ENTERTAINMENT — 0.7%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	52,375
5.38%, 4/15/2026	100,000	103,250
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	160,575

		316,200

ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	50,875
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	25,930
3.80%, 5/15/2018	15,000	15,327
Waste Management, Inc.:
3.50%, 5/15/2024	50,000	51,668
6.10%, 3/15/2018	55,000	57,319

		201,119

FOOD — 2.5%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	24,688
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,623
Conagra Brands, Inc.:
3.20%, 1/25/2023	20,000	20,085
3.25%, 9/15/2022	20,000	20,154
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	25,937
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	68,235
General Mills, Inc. 5.40%, 6/15/2040	25,000	28,461
Ingredion, Inc. 3.20%, 10/1/2026	20,000	19,555
JM Smucker Co. 4.25%, 3/15/2035	50,000	50,224
Kellogg Co. 4.50%, 4/1/2046	25,000	24,497
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	208,000	208,517
3.00%, 6/1/2026	55,000	51,686
3.50%, 6/6/2022	25,000	25,573
4.38%, 6/1/2046	30,000	28,152
4.88%, 2/15/2025 (a)	60,000	64,139
6.13%, 8/23/2018	25,000	26,435
Kroger Co.:
2.00%, 1/15/2019	75,000	75,143
2.60%, 2/1/2021	10,000	9,995
3.50%, 2/1/2026	50,000	50,126
3.85%, 8/1/2023	20,000	20,715
5.15%, 8/1/2043	25,000	26,794
Series GMTN, 1.50%, 9/30/2019	40,000	39,404
Sysco Corp. 3.30%, 7/15/2026	25,000	24,481
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	35,000	36,708
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,550
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	53,138

		1,100,015

FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,750
International Paper Co. 7.95%, 6/15/2018	30,000	32,141
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (c)	25,000	22,813

		79,704

GAS — 1.0%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	60,378
5.75%, 5/20/2027	100,000	98,725
5.88%, 8/20/2026	60,000	60,000
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	52,623
National Fuel Gas Co.:
4.90%, 12/1/2021	25,000	26,466
8.75%, 5/1/2019	10,000	11,100
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	95,915
4.40%, 6/1/2043	25,000	24,588

		429,795

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

HAND & MACHINE TOOLS — 0.0%
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	$15,000	$15,156

HEALTH CARE PRODUCTS — 0.7%
Abbott Laboratories 4.90%, 11/30/2046	100,000	103,587
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	50,998
4.88%, 5/15/2044	25,000	26,656
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	51,725
Life Technologies Corp. 6.00%, 3/1/2020	25,000	27,389
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	25,948
5.30%, 2/1/2044	25,000	28,369
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	12,000	11,281

		325,953

HEALTH CARE SERVICES — 4.1%
Anthem, Inc.:
4.65%, 1/15/2043	50,000	50,935
4.65%, 8/15/2044	25,000	25,377
Centene Corp.:
4.75%, 5/15/2022	60,000	61,575
6.13%, 2/15/2024	47,000	50,349
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021	50,000	49,375
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	71,050
5.63%, 7/31/2019 (a)	50,000	52,750
5.88%, 1/31/2022 (a)	50,000	54,250
HCA, Inc.:
5.25%, 6/15/2026	150,000	157,695
5.38%, 2/1/2025	150,000	155,715
5.88%, 5/1/2023	168,000	181,440
5.88%, 2/15/2026	100,000	105,500
6.50%, 2/15/2020	50,000	54,720
7.50%, 2/15/2022	150,000	171,570
Humana, Inc. 2.63%, 10/1/2019	25,000	25,274
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	51,198
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a)	70,000	70,973
5.50%, 12/1/2021	50,000	52,000
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	61,200
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,860
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,000
4.75%, 6/1/2020	25,000	25,465
6.00%, 10/1/2020	75,000	79,222
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	25,313
5.00%, 6/1/2026 (a)	50,000	51,375
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	51,440

		1,812,621

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	51,750

HOME BUILDERS — 1.1%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	52,250
DR Horton, Inc.:
3.75%, 3/1/2019 (e)	50,000	51,250
4.75%, 2/15/2023	50,000	53,209
Lennar Corp.:
4.50%, 11/15/2019	50,000	51,565
4.75%, 12/15/2017	25,000	25,141
4.75%, 11/15/2022	10,000	10,313
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,750
PulteGroup, Inc.:
4.25%, 3/1/2021	57,143	58,536
6.38%, 5/15/2033	50,000	51,250
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	52,750
6.75%, 11/1/2019	50,000	54,687

		486,701

HOME FURNISHINGS — 0.3%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	63,027
Whirlpool Corp.:
2.40%, 3/1/2019	30,000	30,256
4.00%, 3/1/2024	25,000	26,130
Series MTN, 4.85%, 6/15/2021	10,000	10,790

		130,203

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	50,250
Clorox Co. 3.50%, 12/15/2024	25,000	25,807
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	105,750

		181,807

HOUSEWARES — 0.4%
Newell Brands, Inc.:
2.88%, 12/1/2019	25,000	25,444
3.85%, 4/1/2023	10,000	10,336
4.00%, 6/15/2022	25,000	26,022
4.00%, 12/1/2024	50,000	51,639
6.25%, 4/15/2018	50,000	52,368

		165,809

INSURANCE — 2.2%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	25,000	25,029
Allstate Corp. 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (f)	50,000	53,655
American International Group, Inc.:
3.30%, 3/1/2021	30,000	30,553
4.13%, 2/15/2024	50,000	51,288
4.50%, 7/16/2044	50,000	47,714
Aon PLC 4.45%, 5/24/2043	25,000	23,482
AXA SA 8.60%, 12/15/2030	50,000	69,450
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	25,657
4.50%, 3/1/2026	20,000	21,138
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	75,944
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	24,100
5.13%, 4/15/2022	25,000	27,602

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	$75,000	$81,487
Lincoln National Corp. 6.15%, 4/7/2036	50,000	59,062
Markel Corp. 5.35%, 6/1/2021	20,000	21,903
MetLife, Inc. 6.40%, 12/15/2066	50,000	54,875
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	27,214
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	54,276
Principal Financial Group, Inc.:
3.10%, 11/15/2026	30,000	29,211
3.30%, 9/15/2022	50,000	50,906
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (f)	50,000	51,337
Trinity Acquisition PLC 4.63%, 8/15/2023	20,000	21,130
XLIT, Ltd. 5.75%, 10/1/2021	50,000	55,533

		982,546

INTERNET — 0.8%
eBay, Inc.:
2.20%, 8/1/2019	45,000	45,150
2.50%, 3/9/2018	25,000	25,190
3.80%, 3/9/2022	50,000	52,034
Expedia, Inc. 5.00%, 2/15/2026	50,000	53,437
IAC/InterActiveCorp 4.88%, 11/30/2018	40,000	40,625
Symantec Corp. 2.75%, 6/15/2017	25,000	25,014
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,625
5.25%, 4/1/2025	50,000	51,812

		343,887

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,436

IRON/STEEL — 0.8%
ArcelorMittal:
6.00%, 8/5/2020	50,000	53,625
6.25%, 3/1/2021	100,000	108,880
7.75%, 10/15/2039	77,000	87,880
Commercial Metals Co. 4.88%, 5/15/2023	50,000	50,750
United States Steel Corp. 8.38%, 7/1/2021 (a)	32,000	35,520

		336,655

IT SERVICES — 2.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (a)	100,000	102,471
4.42%, 6/15/2021 (a)	25,000	26,140
5.45%, 6/15/2023 (a)	50,000	53,951
5.88%, 6/15/2021 (a)	45,000	47,475
6.02%, 6/15/2026 (a)	20,000	21,804
7.13%, 6/15/2024 (a)	50,000	55,125
8.35%, 7/15/2046 (a)	35,000	45,202
EMC Corp. 2.65%, 6/1/2020	200,000	194,380
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	75,000	75,904
4.90%, 10/15/2025	20,000	20,775
6.35%, 10/15/2045	25,000	25,744
HP, Inc.:
4.05%, 9/15/2022	25,000	26,108
6.00%, 9/15/2041	25,000	25,423

Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	52,065
NCR Corp. 5.00%, 7/15/2022	50,000	50,750
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	10,050
4.75%, 1/1/2025	50,000	48,969
4.88%, 3/1/2024 (a)	100,000	98,255
Western Digital Corp. 10.50%, 4/1/2024	150,000	176,445

		1,157,036

LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	54,125

LODGING — 1.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	27,159
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	35,000	34,738
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,756
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,786
3.75%, 3/15/2025	25,000	25,407
MGM Resorts International:
4.63%, 9/1/2026	100,000	97,000
7.75%, 3/15/2022	150,000	172,875
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	50,241
5.10%, 10/1/2025	20,000	21,282
5.63%, 3/1/2021	10,000	10,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	100,000	102,250

		594,444

MACHINERY, CONSTRUCTION & MINING — 0.1%
Joy Global, Inc. 5.13%, 10/15/2021	25,000	26,828

MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.38%, 11/6/2020	175,000	180,687
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	50,158
Wabtec Corp. 3.45%, 11/15/2026 (a)	20,000	19,449
Xylem, Inc. 3.25%, 11/1/2026	30,000	29,624

		279,918

MEDIA — 6.7%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	27,284
6.20%, 12/15/2034	25,000	29,476
6.40%, 12/15/2035	50,000	60,649
7.25%, 5/18/2018	20,000	21,187
8.25%, 8/10/2018	20,000	21,668
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	50,000	51,500
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	100,000
CBS Corp. 3.38%, 3/1/2022	50,000	51,018
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	36,000	37,125
5.13%, 5/1/2023 (a)	100,000	103,000
5.75%, 2/15/2026 (a)	90,000	94,554
5.88%, 4/1/2024 (a)	100,000	106,188

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	$50,000	$52,833
5.38%, 5/1/2047 (a) (d)	65,000	65,297
6.38%, 10/23/2035	25,000	28,419
6.83%, 10/23/2055	50,000	58,095
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	73,662
4.80%, 2/1/2035 (a)	50,000	47,079
CSC Holdings LLC 6.63%, 10/15/2025 (a)	303,000	329,512
Discovery Communications LLC 4.90%, 3/11/2026	50,000	52,005
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	152,438
5.13%, 5/1/2020	75,000	78,098
5.88%, 7/15/2022	50,000	52,470
5.88%, 11/15/2024	100,000	105,030
7.75%, 7/1/2026	29,000	33,678
Historic TW, Inc. 6.63%, 5/15/2029	25,000	30,496
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,875
5.00%, 4/15/2022 (a)	50,000	51,125
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	23,660
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	121,000	123,577
5.75%, 8/1/2021 (a)	100,000	103,920
6.00%, 7/15/2024 (a)	50,000	53,500
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	51,188
5.13%, 7/15/2020	50,000	51,565
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	26,410
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	77,746
6.75%, 7/1/2018	75,000	79,307
6.75%, 6/15/2039	25,000	28,877
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	23,636
4.88%, 3/15/2020	50,000	53,639
6.25%, 3/29/2041	25,000	28,709
7.63%, 4/15/2031	50,000	67,091
Viacom, Inc.:
3.45%, 10/4/2026	25,000	23,779
4.38%, 3/15/2043	20,000	17,335
5.25%, 4/1/2044	50,000	49,038
6.88%, 4/30/2036	25,000	28,678
Videotron, Ltd. 5.00%, 7/15/2022	50,000	52,000
Western Digital Corp. 7.38%, 4/1/2023 (a)	50,000	54,813

		2,983,229

MINING — 3.5%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	80,625
6.75%, 7/15/2018	75,000	79,125
6.75%, 1/15/2028	50,000	54,844
Anglo American Capital PLC:
4.13%, 9/27/2022 (a) (c)	25,000	25,250
9.38%, 4/8/2019 (a)	100,000	112,370

Arconic, Inc.:
5.95%, 2/1/2037	50,000	50,250
6.15%, 8/15/2020	25,000	27,032
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	54,364
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	57,944
BHP Billiton Finance USA, Ltd. 5 Year USD Swap + 4.97%, 6.25%, 10/19/2075 (a) (f)	50,000	54,062
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	30,789
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	114,750
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	99,250
3.10%, 3/15/2020	100,000	97,750
3.55%, 3/1/2022 (c)	100,000	92,880
5.45%, 3/15/2043	25,000	21,158
6.50%, 11/15/2020 (a)	84,000	86,520
6.88%, 2/15/2023 (a)	50,000	51,625
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (a)	25,000	25,988
4.95%, 11/15/2021 (a)	75,000	80,535
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	25,482
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	51,432
3.70%, 3/15/2023	25,000	25,495
Kinross Gold Corp. 5.13%, 9/1/2021	25,000	25,875
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,707
4.88%, 3/15/2042	25,000	24,985
6.25%, 10/1/2039	25,000	29,007
Teck Resources, Ltd. 8.50%, 6/1/2024 (a)	50,000	57,625

		1,562,719

MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	50,125
Crane Co. 2.75%, 12/15/2018	50,000	50,798
Eaton Corp. 2.75%, 11/2/2022	50,000	49,652
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	10,681
Pentair Finance SA 3.15%, 9/15/2022	50,000	49,651

		210,907

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 3.38%, 10/1/2021	15,000	14,741
Xerox Corp.:
4.50%, 5/15/2021	50,000	52,137
4.80%, 3/1/2035	30,000	27,797
6.35%, 5/15/2018	25,000	26,218

		120,893

OIL & GAS — 6.6%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,488
5.55%, 3/15/2026 (c)	50,000	55,489
Antero Resources Corp.:
5.00%, 3/1/2025 (a)	25,000	24,515
5.38%, 11/1/2021	100,000	102,580

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Apache Corp. 3.25%, 4/15/2022	$75,000	$75,385
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	57,233
Cenovus Energy, Inc.:
5.70%, 10/15/2019	50,000	53,810
6.75%, 11/15/2039	50,000	56,915
Chesapeake Energy Corp. 8.00%, 1/15/2025 (a) (c)	25,000	24,937
Cimarex Energy Co.:
4.38%, 6/1/2024	25,000	25,969
5.88%, 5/1/2022	4,000	4,123
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	103,500
ConocoPhillips Co.:
2.88%, 11/15/2021	15,000	15,128
4.95%, 3/15/2026	30,000	33,298
5.75%, 2/1/2019	266,000	284,712
Continental Resources, Inc.:
4.50%, 4/15/2023	50,000	48,720
5.00%, 9/15/2022	50,000	50,565
Devon Energy Corp. 3.25%, 5/15/2022	50,000	49,532
Encana Corp.:
6.50%, 5/15/2019	50,000	53,969
6.50%, 8/15/2034	25,000	28,131
6.50%, 2/1/2038	25,000	27,937
Ensco PLC 5.20%, 3/15/2025 (c)	100,000	86,880
EOG Resources, Inc. 4.15%, 1/15/2026	10,000	10,447
EQT Corp. 6.50%, 4/1/2018	25,000	26,094
Hess Corp.:
4.30%, 4/1/2027	50,000	49,111
5.80%, 4/1/2047	50,000	51,673
7.13%, 3/15/2033	25,000	28,676
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	46,875
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	106,172
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	51,795
Marathon Oil Corp. 6.00%, 10/1/2017	16,000	16,350
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,045
5.85%, 12/15/2045	15,000	14,966
6.50%, 3/1/2041	25,000	27,670
MEG Energy Corp. 6.50%, 1/15/2025 (a) (c)	50,000	50,065
Murphy Oil Corp.:
3.50%, 12/1/2017	25,000	25,062
6.13%, 12/1/2042	5,000	4,713
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	26,187
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	50,437
5.50%, 1/15/2023 (a)	25,000	25,516
6.15%, 2/15/2018	50,000	51,830
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	105,380
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,231
6.00%, 3/1/2041	25,000	27,769
Noble Holding International, Ltd.:
3.95%, 3/15/2022	25,000	21,500
7.70%, 4/1/2025	100,000	94,250

PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (c)	60,000	60,000
8.25%, 2/15/2020	25,000	25,500
Phillips 66:
4.30%, 4/1/2022	25,000	26,505
4.88%, 11/15/2044	25,000	25,106
Pride International LLC 6.88%, 8/15/2020	25,000	25,937
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	24,515
Range Resources Corp. 5.00%, 8/15/2022 (a)	100,000	98,500
Southwestern Energy Co.:
4.10%, 3/15/2022 (c)	50,000	46,690
5.80%, 1/23/2020	50,000	50,405
Suncor Energy, Inc. 6.10%, 6/1/2018	25,000	26,314
Tesoro Corp.:
4.75%, 12/15/2023 (a)	50,000	51,665
5.13%, 4/1/2024	50,000	52,000
Transocean, Inc. 9.00%, 7/15/2023 (a)	50,000	53,375
Valero Energy Corp. 6.63%, 6/15/2037	50,000	59,181

		2,908,323

OIL & GAS SERVICES — 0.5%
Halliburton Co. 3.80%, 11/15/2025	100,000	101,259
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	23,927
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a) (c)	50,000	53,500
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	50,000	51,565

		230,251

PACKAGING & CONTAINERS — 0.7%
Ball Corp.:
4.38%, 12/15/2020	60,000	62,775
5.00%, 3/15/2022	25,000	26,375
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	52,156
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,715
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	73,631
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,750
WestRock RKT Co. 4.90%, 3/1/2022	50,000	54,143

		321,545

PHARMACEUTICALS — 1.6%
AbbVie, Inc.:
3.60%, 5/14/2025	100,000	100,019
4.70%, 5/14/2045	25,000	24,934
Actavis Funding SCS:
3.80%, 3/15/2025	100,000	100,912
4.55%, 3/15/2035	50,000	50,136
Actavis, Inc. 3.25%, 10/1/2022	50,000	50,298
Allergan, Inc.:
1.35%, 3/15/2018	30,000	29,865
2.80%, 3/15/2023	40,000	38,636
Baxalta, Inc. 2.00%, 6/22/2018	50,000	50,084
Cardinal Health, Inc.:
1.70%, 3/15/2018	25,000	25,004
1.95%, 6/15/2018	15,000	15,046

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Express Scripts Holding Co. 4.50%, 2/25/2026	$50,000	$51,288
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	51,768
McKesson Corp. 4.75%, 3/1/2021	25,000	26,844
Mylan, Inc. 2.60%, 6/24/2018	25,000	25,190
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	20,000	19,856
Zoetis, Inc. 4.50%, 11/13/2025	50,000	53,857

		713,737

PIPELINES — 7.2%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,362
5.95%, 6/1/2026	50,000	55,369
Buckeye Partners L.P.:
2.65%, 11/15/2018	25,000	25,120
3.95%, 12/1/2026	35,000	34,279
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025 (a)	95,000	99,038
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	20,000	20,095
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,750
4.75%, 9/30/2021 (a)	50,000	50,850
4.95%, 4/1/2022	75,000	75,750
5.35%, 3/15/2020 (a)	25,000	26,000
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	25,029
Enable Midstream Partners L.P. 2.40%, 5/15/2019	25,000	24,773
Enbridge, Inc. 3.50%, 6/10/2024	20,000	19,634
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	53,125
7.50%, 10/15/2020	50,000	56,050
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	105,000	105,511
4.15%, 10/1/2020	50,000	51,920
6.50%, 2/1/2042	50,000	53,977
6.63%, 10/15/2036	1,000	1,111
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	100,837
4.85%, 3/15/2044	50,000	50,569
4.90%, 5/15/2046	130,000	133,064
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	64,371
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	9,000	9,405
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	23,730
6.50%, 9/1/2039	50,000	55,444
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	51,562
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,421
Series GMTN, 7.75%, 1/15/2032	50,000	62,367
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	55,040
MPLX L.P.:
4.13%, 3/1/2027	65,000	64,718
5.50%, 2/15/2023	75,000	77,325

NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	100,000	102,750
NuStar Logistics L.P. 4.80%, 9/1/2020	50,000	50,595
ONEOK Partners L.P.:
3.20%, 9/15/2018	30,000	30,419
3.38%, 10/1/2022	25,000	25,023
ONEOK, Inc. 7.50%, 9/1/2023	50,000	58,625
Phillips 66 Partners L.P. 4.90%, 10/1/2046	25,000	23,803
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,348
3.85%, 10/15/2023	6,000	6,016
4.50%, 12/15/2026	50,000	50,988
5.15%, 6/1/2042	25,000	23,724
6.50%, 5/1/2018	21,000	21,979
Regency Energy Partners L.P./Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	51,938
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	52,500
6.85%, 7/15/2018 (a)	50,000	52,250
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	25,000	26,938
5.63%, 4/15/2023	50,000	54,245
5.63%, 3/1/2025	50,000	53,960
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	49,411
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	38,077
Sunoco Logistics Partners Operations L.P. 5.95%, 12/1/2025	25,000	27,836
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.25%, 5/1/2023	50,000	51,125
6.38%, 8/1/2022	50,000	51,563
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	59,287
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	51,375
Transcontinental Gas Pipe Line Co. LLC:
6.05%, 6/15/2018	20,000	20,929
7.85%, 2/1/2026	100,000	128,404
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	45,412
Western Gas Partners L.P.:
4.00%, 7/1/2022	50,000	51,347
4.65%, 7/1/2026	25,000	25,748
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	50,440
7.88%, 9/1/2021	50,000	57,719
Williams Partners L.P.:
3.35%, 8/15/2022	65,000	64,890
4.00%, 9/15/2025	20,000	20,084
4.30%, 3/4/2024	25,000	25,724
4.90%, 1/15/2045	25,000	24,062
5.25%, 3/15/2020	25,000	26,898
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	10,000	10,345

		3,192,373

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

REAL ESTATE — 0.1%
CBRE Services, Inc. 5.00%, 3/15/2023	$50,000	$52,461

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,585
American Tower Corp.:
3.13%, 1/15/2027	100,000	93,600
4.40%, 2/15/2026	50,000	51,724
Boston Properties L.P. 3.85%, 2/1/2023	50,000	51,821
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	24,960
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	10,000	10,063
CBL & Associates L.P. 5.95%, 12/15/2026 (c)	40,000	38,594
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	26,427
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	34,347
4.88%, 4/15/2022	25,000	26,892
CubeSmart L.P. 3.13%, 9/1/2026	20,000	18,786
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	27,125
Duke Realty L.P. 3.63%, 4/15/2023	10,000	10,132
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	25,000	26,063
EPR Properties 5.75%, 8/15/2022	50,000	54,223
Equinix, Inc.:
5.38%, 4/1/2023	50,000	52,065
5.88%, 1/15/2026	65,000	69,062
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	54,312
HCP, Inc.:
3.88%, 8/15/2024	50,000	50,279
4.00%, 6/1/2025	50,000	50,148
Hospitality Properties Trust:
4.50%, 6/15/2023	100,000	103,429
4.95%, 2/15/2027	70,000	71,877
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	51,727
Kimco Realty Corp. 3.20%, 5/1/2021	25,000	25,280
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	25,000	25,351
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,682
Regency Centers L.P. 3.75%, 6/15/2024	25,000	25,445
Select Income REIT 4.50%, 2/1/2025	75,000	75,361
Senior Housing Properties Trust 4.75%, 5/1/2024	10,000	10,227
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (a)	55,000	57,028
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	20,254
UDR, Inc. Series MTN, 2.95%, 9/1/2026	20,000	18,673
Uniti Group, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	13,439
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	10,149
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	50,416
3.25%, 8/15/2022	25,000	25,156
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	50,063
4.88%, 6/1/2026	38,000	39,496

Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	21,185
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/2024 (a)	25,000	25,288
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	19,061
Welltower, Inc.:
4.13%, 4/1/2019	50,000	51,655
4.25%, 4/1/2026	50,000	51,475
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	28,023

		1,691,948

RETAIL — 3.6%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,666
AutoZone, Inc.:
3.13%, 4/21/2026	25,000	23,839
7.13%, 8/1/2018	30,000	32,092
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	23,562
CST Brands, Inc. 5.00%, 5/1/2023	25,000	25,875
CVS Health Corp.:
3.88%, 7/20/2025	50,000	51,517
5.00%, 12/1/2024	25,000	27,354
5.13%, 7/20/2045	50,000	55,165
Dollar General Corp.:
1.88%, 4/15/2018	20,000	20,019
4.13%, 7/15/2017	50,000	50,404
Dollar Tree, Inc. 5.75%, 3/1/2023	50,000	53,250
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,408
Gap, Inc. 5.95%, 4/12/2021 (c)	25,000	26,804
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,266
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	75,000	76,500
5.25%, 6/1/2026 (a)	25,000	25,438
Kohl’s Corp. 4.75%, 12/15/2023	25,000	25,631
L Brands, Inc.:
6.75%, 7/1/2036	60,000	57,037
6.88%, 11/1/2035	172,000	165,980
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	50,000	49,708
6.65%, 7/15/2024	20,000	21,679
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	25,000	25,036
Series MTN, 3.63%, 5/20/2021	10,000	10,443
Series MTN, 3.70%, 1/30/2026	100,000	102,280
Series MTN, 4.70%, 12/9/2035	175,000	183,374
Nordstrom, Inc. 6.25%, 1/15/2018	65,000	67,411
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	50,000	49,825
PVH Corp. 4.50%, 12/15/2022	25,000	25,125
QVC, Inc.:
4.38%, 3/15/2023	75,000	75,216
4.45%, 2/15/2025	25,000	24,279
5.13%, 7/2/2022	20,000	20,994
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	25,000	25,000
5.75%, 6/1/2022	10,000	10,300
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	25,000	24,900

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	$25,000	$25,461
4.65%, 6/1/2046	50,000	49,744

		1,602,582

SEMICONDUCTORS — 1.4%
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	53,237
5.65%, 11/1/2034	25,000	26,731
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	100,000	102,375
NVIDIA Corp. 3.20%, 9/16/2026	50,000	48,498
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	211,500
Qorvo, Inc.:
6.75%, 12/1/2023	50,000	54,250
7.00%, 12/1/2025	65,000	71,825
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	50,031

		618,447

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	55,000	57,409

SOFTWARE — 1.6%
Activision Blizzard, Inc.:
3.40%, 9/15/2026 (a)	10,000	9,765
6.13%, 9/15/2023 (a)	205,000	222,384
CA, Inc. 4.70%, 3/15/2027	100,000	103,775
Fidelity National Information Services, Inc. 3.50%, 4/15/2023	25,000	25,366
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	50,875
5.38%, 8/15/2023 (a)	72,000	74,970
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,637
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	52,750
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	40,000	40,700
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	76,467
PTC, Inc. 6.00%, 5/15/2024	15,000	15,938

		698,627

TELECOMMUNICATIONS — 11.0%
AT&T, Inc.:
1.75%, 1/15/2018	247,000	247,089
2.38%, 11/27/2018	50,000	50,347
3.40%, 5/15/2025	150,000	144,889
3.80%, 3/15/2022	50,000	51,718
3.90%, 3/11/2024	100,000	101,609
4.13%, 2/17/2026	100,000	101,410
4.75%, 5/15/2046	100,000	93,309
5.55%, 8/15/2041	50,000	52,830
6.00%, 8/15/2040	50,000	54,813
British Telecommunications PLC 9.13%, 12/15/2030	50,000	74,795
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	51,565
Series U, 7.65%, 3/15/2042	100,000	87,875
Series V, 5.63%, 4/1/2020	100,000	104,840

Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	109,324
Embarq Corp. 8.00%, 6/1/2036	50,000	49,500
Frontier Communications Corp.:
6.88%, 1/15/2025	50,000	41,375
7.63%, 4/15/2024	50,000	42,975
8.50%, 4/15/2020	125,000	131,987
8.88%, 9/15/2020	50,000	52,625
10.50%, 9/15/2022	100,000	100,880
11.00%, 9/15/2025	100,000	96,880
Hughes Satellite Systems Corp. 5.25%, 8/1/2026 (a)	50,000	50,000
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	49,500
Koninklijke KPN NV 10 Year USD Swap + 5.33%, 7.00%, 3/28/2073 (a) (f)	50,000	53,970
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	50,250
5.38%, 8/15/2022	100,000	103,380
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	50,088
Nokia Oyj 5.38%, 5/15/2019	160,000	168,800
Orange SA 9.00%, 3/1/2031	50,000	73,618
Qwest Corp.:
6.50%, 6/1/2017	50,000	50,250
7.13%, 11/15/2043	50,000	49,250
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	53,366
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	102,750
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	50,000	54,250
9.00%, 11/15/2018 (a)	100,000	108,380
T-Mobile USA, Inc.:
6.25%, 4/1/2021	100,000	103,130
6.50%, 1/15/2024	50,000	54,000
6.50%, 1/15/2026	135,000	147,825
6.63%, 4/1/2023	75,000	79,943
6.63%, 4/28/2021	44,000	45,421
6.84%, 4/28/2023	100,000	107,000
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	49,375
6.38%, 11/15/2033	50,000	50,531
7.20%, 7/18/2036	100,000	106,375
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	101,500
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	53,857
7.05%, 6/20/2036	50,000	61,832
Verizon Communications, Inc.:
2.95%, 3/15/2022 (a)	153,000	152,391
4.27%, 1/15/2036	30,000	27,780
4.50%, 9/15/2020	216,000	229,907
4.52%, 9/15/2048	50,000	45,298
4.67%, 3/15/2055	66,000	58,938
5.01%, 4/15/2049 (a)	13,000	12,625
5.01%, 8/21/2054	50,000	47,434
5.05%, 3/15/2034	75,000	76,267
5.15%, 9/15/2023	150,000	165,090
Verizon Florida LLC Series E, 6.86%, 2/1/2028	68,000	60,015

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Vodafone Group PLC 2.95%, 2/19/2023	$100,000	$98,262
Wind Acquisition Finance SA 4.75%, 7/15/2020 (a)	100,000	101,500

		4,896,783

TOBACCO — 0.1%
Reynolds American, Inc. 4.45%, 6/12/2025	50,000	52,630

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	25,000	25,050
4.35%, 10/1/2020	25,000	26,292

		51,342

TRANSPORTATION — 1.3%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)	25,000	24,960
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	26,816
4.80%, 9/15/2035	50,000	54,291
CSX Corp.:
4.40%, 3/1/2043	25,000	24,936
6.22%, 4/30/2040	25,000	30,684
FedEx Corp.:
2.30%, 2/1/2020	20,000	20,165
3.90%, 2/1/2035	25,000	24,029
4.55%, 4/1/2046	25,000	24,981
4.90%, 1/15/2034	50,000	53,582
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,568
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,655
3.25%, 12/1/2021	10,000	10,271
4.80%, 8/15/2043	50,000	54,336
5.75%, 4/1/2018	25,000	26,015
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.88%, 7/17/2018 (a)	75,000	75,953
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	39,173
Series MTN, 2.45%, 9/3/2019	50,000	50,262

		570,677

TRUCKING & LEASING — 0.4%
GATX Corp.:
2.50%, 7/30/2019	25,000	25,239
3.90%, 3/30/2023	25,000	25,794
4.75%, 6/15/2022	35,000	37,806
Park Aerospace Holdings, Ltd. 5.25%, 8/15/2022 (a)	100,000	104,000

		192,839

TOTAL CORPORATE BONDS & NOTES (Cost $42,908,246)		43,741,570

	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	214,202	214,202

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	491,913	491,913

TOTAL SHORT-TERM INVESTMENTS (Cost $706,115)		706,115

TOTAL INVESTMENTS — 100.2% (Cost $43,614,361)		44,447,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(75,173)

NET ASSETS — 100.0%		$44,372,512

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.9% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $51,250, representing 0.1% of the Fund’s net assets.
(f)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$133,077	$—	$133,077
Aerospace & Defense	—	381,082	—	381,082
Agriculture	—	73,024	—	73,024
Airlines	—	89,012	—	89,012
Apparel	—	60,390	—	60,390
Auto Manufacturers	—	1,035,921	—	1,035,921
Auto Parts & Equipment	—	483,247	—	483,247
Banks	—	2,386,962	—	2,386,962
Beverages	—	596,724	—	596,724
Biotechnology	—	435,060	—	435,060
Chemicals	—	1,007,429	—	1,007,429
Commercial Services	—	549,891	—	549,891
Construction Materials	—	433,447	—	433,447
Distribution & Wholesale	—	83,282	—	83,282
Diversified Financial Services	—	2,070,049	—	2,070,049
Electric	—	1,607,165	—	1,607,165
Electrical Components & Equipment	—	77,628	—	77,628
Electronics	—	284,580	—	284,580
Energy-Alternate Sources	—	50,625	—	50,625
Engineering & Construction	—	50,545	—	50,545
Entertainment	—	316,200	—	316,200
Environmental Control	—	201,119	—	201,119
Food	—	1,100,015	—	1,100,015
Forest Products & Paper	—	79,704	—	79,704
Gas	—	429,795	—	429,795
Hand & Machine Tools	—	15,156	—	15,156
Health Care Products	—	325,953	—	325,953
Health Care Services	—	1,812,621	—	1,812,621
Holding Companies-Divers	—	51,750	—	51,750
Home Builders	—	486,701	—	486,701
Home Furnishings	—	130,203	—	130,203
Household Products & Wares	—	181,807	—	181,807
Housewares	—	165,809	—	165,809
Insurance	—	982,546	—	982,546
Internet	—	343,887	—	343,887
Investment Company Security	—	50,436	—	50,436
Iron/Steel	—	336,655	—	336,655
IT Services	—	1,157,036	—	1,157,036
Leisure Time	—	54,125	—	54,125
Lodging	—	594,444	—	594,444
Machinery, Construction & Mining	—	26,828	—	26,828
Machinery-Diversified	—	279,918	—	279,918
Media	—	2,983,229	—	2,983,229
Mining	—	1,562,719	—	1,562,719
Miscellaneous Manufacturer	—	210,907	—	210,907
Office & Business Equipment	—	120,893	—	120,893
Oil & Gas	—	2,908,323	—	2,908,323
Oil & Gas Services	—	230,251	—	230,251
Packaging & Containers	—	321,545	—	321,545
Pharmaceuticals	—	713,737	—	713,737
Pipelines	—	3,192,373	—	3,192,373

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate	$—	$52,461	$—	$52,461
Real Estate Investment Trusts	—	1,691,948	—	1,691,948
Retail	—	1,602,582	—	1,602,582
Semiconductors	—	618,447	—	618,447
Shipbuilding	—	57,409	—	57,409
Software	—	698,627	—	698,627
Telecommunications	—	4,896,783	—	4,896,783
Tobacco	—	52,630	—	52,630
Toys/Games/Hobbies	—	51,342	—	51,342
Transportation	—	570,677	—	570,677
Trucking & Leasing	—	192,839	—	192,839
Short-Term Investments	706,115	—	—	706,115

TOTAL INVESTMENTS	$706,115	$43,741,570	$—	$44,447,685

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	288,988	$288,988	1,690,784	1,979,772	—	$—	$9
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,643,309	2,429,107	214,202	214,202	—
State Street Navigator Securities Lending Government Money Market Portfolio *	603,893	603,893	2,483,655	2,595,635	491,913	491,913	1,745

TOTAL		$892,881				$706,115	$1,754

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 24.6%
SPDR Wells Fargo Preferred Stock ETF (a)	214,464	$9,427,837

DOMESTIC FIXED INCOME — 75.0%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	205,799	9,898,932
SPDR Bloomberg Barclays High Yield Bond ETF (a)	258,372	9,541,678
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	270,743	9,240,459

		28,681,069

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $37,852,900)		38,108,906

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $139,436)	139,436	139,436

TOTAL INVESTMENTS — 100.0% (Cost $37,992,336)		38,248,342
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(3,449)

NET ASSETS — 100.0%		$38,244,893

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$9,427,837	$—	$—	$9,427,837
Domestic Fixed Income	28,681,069	—	—	28,681,069
Short-Term Investment	139,436	—	—	139,436

TOTAL INVESTMENTS	$38,248,342	$—	$—	$38,248,342

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR Barclays Emerging Markets Local Bond ETF	141,064	$3,925,811	151,396	292,460	—	$—	$—	$(116,446)
SPDR Barclays International Treasury Bond ETF	68,018	3,887,909	53,378	121,396	—	—	—	122,489
SPDR Bloomberg Barclays Convertible Securities ETF	—	—	287,975	82,176	205,799	9,898,932	120,879	(23,885)
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	338,338	79,966	258,372	9,541,678	63,589	14,386
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	332,011	61,268	270,743	9,240,459	28,148	(6,842)

See accompanying Notes to Schedule of Investments

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	—	$—	104,464	104,464	—	$—	$36,726	$(381,641)
SPDR Nuveen Barclays Municipal Bond ETF	75,190	3,803,862	26,205	101,395	—	—	6,695	10,736
SPDR Wells Fargo Preferred Stock ETF	81,549	3,752,885	269,326	136,411	214,464	9,427,837	164,383	(141,687)
State Street Institutional Liquid Reserves Fund, Premier Class	58,622	58,622	185,855	244,477	—	—	63	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	505,930	366,494	139,436	139,436	157	—

TOTAL		$15,429,089				$38,248,342	$420,640	$(522,890)

See accompanying Notes to Schedule of Investments

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended March 31, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Loan Agreements

The SPDR Bloomberg Barclays Short Term High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 3000 ETF	$348,850,274	$54,504,792	$15,315,704	$39,189,088
SPDR Russell 1000 ETF	104,482,676	30,866,081	2,458,361	28,407,720
SPDR Russell 2000 ETF	195,134,389	20,736,854	12,227,651	8,509,203
SPDR Russell 1000 Yield Focus ETF	340,180,615	70,199,219	13,288,780	56,910,439
SPDR Russell 1000 Momentum Focus ETF	397,313,335	62,174,179	6,727,035	55,447,144
SPDR Russell 1000 Low Volatility Focus ETF	369,590,667	64,914,388	8,852,759	56,061,629
SPDR S&P 500 Buyback ETF	7,576,295	927,012	303,132	623,880
SPDR S&P 500 Growth ETF	615,854,777	148,080,730	8,168,788	139,911,942
SPDR S&P 500 Value ETF	327,068,553	41,769,574	9,003,190	32,766,384
SPDR S&P 500 High Dividend ETF	137,114,715	6,429,496	2,817,827	3,611,669
SPDR S&P 500 Fossil Fuel Reserves Free ETF	117,943,454	17,461,862	1,676,380	15,785,482
SPDR S&P 1000 ETF	170,137,902	19,358,153	5,045,352	14,312,801
SPDR S&P 400 Mid Cap Growth ETF	489,715,536	71,990,436	8,164,979	63,825,457
SPDR S&P 400 Mid Cap Value ETF	343,864,321	32,513,501	11,426,648	21,086,853
SPDR S&P 600 Small Cap ETF	772,862,212	132,280,593	37,598,825	94,681,768
SPDR S&P 600 Small Cap Growth ETF	1,122,320,009	188,102,715	23,577,933	164,524,782
SPDR S&P 600 Small Cap Value ETF	995,065,532	108,007,030	53,366,570	54,640,460
SPDR Global Dow ETF	79,674,075	17,541,822	10,943,484	6,598,338
SPDR Dow Jones REIT ETF	2,791,749,856	433,432,205	71,935,384	361,496,821
SPDR S&P Bank ETF	2,868,113,592	395,866,983	19,734,047	376,132,936
SPDR S&P Capital Markets ETF	91,478,668	10,799,190	3,807,221	6,991,969
SPDR S&P Insurance ETF	928,246,277	105,043,565	6,249,279	98,794,286
SPDR S&P Regional Banking ETF	3,752,882,367	117,955,886	64,612,859	53,343,027
SPDR Morgan Stanley Technology ETF	482,365,832	188,126,178	6,011,554	182,114,624
SPDR S&P Dividend ETF	12,047,169,347	3,531,074,947	49,243,800	3,481,831,147
SPDR S&P Aerospace & Defense ETF	512,912,398	36,881,889	11,949,102	24,932,787
SPDR S&P Biotech ETF	3,442,628,354	127,926,656	346,777,528	(218,850,872)
SPDR S&P Health Care Equipment ETF	103,667,813	13,368,808	1,788,616	11,580,192
SPDR S&P Health Care Services ETF	109,432,706	7,982,670	13,982,126	(5,999,456)
SPDR S&P Homebuilders ETF	1,099,987,490	52,314,568	83,501,714	(31,187,146)
SPDR S&P Internet ETF	2,658,429	431,198	103,495	327,703
SPDR S&P Metals & Mining ETF	1,025,407,790	8,520,716	87,891,115	(79,370,399)
SPDR S&P Oil & Gas Equipment & Services ETF	358,734,186	8,034,971	50,398,384	(42,363,413)

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Oil & Gas Exploration & Production ETF	$2,750,767,102	$4,159,639	$342,693,421	$(338,533,782)
SPDR S&P Pharmaceuticals ETF	555,970,775	28,360,397	97,138,852	(68,778,455)
SPDR S&P Retail ETF	559,576,263	1,817,111	120,830,420	(119,013,309)
SPDR S&P Semiconductor ETF	305,273,688	42,153,570	21,691,654	20,461,916
SPDR S&P Software & Services ETF	47,838,341	10,022,978	1,402,324	8,620,654
SPDR S&P Technology Hardware ETF	2,738,924	855,591	101,527	754,064
SPDR S&P Telecom ETF	76,149,272	7,095,628	3,402,702	3,692,926
SPDR S&P Transportation ETF	222,502,078	10,469,785	26,575,229	(16,105,444)
SPDR S&P 1500 Value Tilt ETF	8,491,920	928,391	291,105	637,286
SPDR S&P 1500 Momentum Tilt ETF	12,920,312	2,082,001	197,534	1,884,467
SPDR SSGA US Large Cap Low Volatility Index ETF	83,584,440	5,539,375	528,309	5,011,066
SPDR SSGA US Small Cap Low Volatility Index ETF	201,924,371	12,609,871	1,997,004	10,612,867
SPDR MSCI USA StrategicFactors ETF	32,761,679	1,559,779	226,320	1,333,459
SPDR Wells Fargo Preferred Stock ETF	525,770,338	4,094,068	8,912,238	(4,818,170)
SPDR FactSet Innovative Technology ETF	6,227,872	513,540	355,757	157,783
SPDR SSGA Gender Diversity Index ETF	265,521,119	34,097,121	9,702,668	24,394,453
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,870,282,410	18,429	215,664	(197,235)
SPDR Bloomberg Barclays TIPS ETF	902,768,957	10,515,245	3,873,212	6,642,033
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	10,835,384	34,904	2,969	31,935
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	100,340,661	127,577	211,628	(84,051)
SPDR Bloomberg Barclays Short Term Treasury ETF	160,541,810	4,748	1,463,931	(1,459,183)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	525,943,279	89,139	6,662,066	(6,572,927)
SPDR Bloomberg Barclays Long Term Treasury ETF	485,515,680	225,276	35,507,918	(35,282,642)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,998,517,142	3,810,887	8,878,849	(5,067,962)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	1,890,673,373	11,169,864	11,432,560	(262,696)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	238,847,577	2,212,515	6,145,602	(3,933,087)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	32,074,218	353,591	327,792	25,799
SPDR Bloomberg Barclays Convertible Securities ETF	3,546,340,369	228,229,515	179,158,897	49,070,618
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	359,827,436	562,428	4,512,691	(3,950,263)
SPDR Bloomberg Barclays Aggregate Bond ETF	1,158,417,882	9,386,884	12,524,094	(3,137,210)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,213,428,088	22,748,584	25,623,891	(2,875,307)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,361,483,703	6,839,014	16,969,709	(10,130,695)
SPDR Nuveen S&P High Yield Municipal Bond ETF	550,332,504	12,536,700	14,853,747	(2,317,047)
SPDR Citi International Government Inflation-Protected Bond ETF	487,459,684	23,028,833	23,714,813	(685,980)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	180,235,361	1,790,616	4,713,839	(2,923,223)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,230,232,959	13,798,281	105,432,402	(91,634,121)

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays International Corporate Bond ETF	$166,601,703	$547,696	$12,717,163	$(12,169,467)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	128,139,591	4,344,476	7,753,895	(3,409,419)
SPDR Bloomberg Barclays High Yield Bond ETF	11,835,653,974	116,400,436	221,152,212	(104,751,776)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,746,237,691	62,044,763	77,825,531	(15,780,768)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,007,728,088	3,406,797	45,330	3,361,467
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	43,622,669	1,091,594	266,578	825,016
SPDR Dorsey Wright Fixed Income Allocation ETF	37,992,336	325,067	69,061	256,006

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: May 23, 2017